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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2022 to October 31, 2023

Item 1. Reports to Stockholders

2023 ANNUAL REPORT
LifePoints
®
Funds
OCTOBER 31, 2023
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Annual Report
October 31, 2023
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Since 1936, our purpose has been improving financial security for people. That has never changed. What’s the best strategy to achieve that security? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2023 has been one that demanded constant focus, both in markets and investing:
For the one-year period ended October 31, 2023, U.S. equities returned approximately 10.14%, according to the S&P 500 Index.*
In comparison, for the same time period, developed non-U.S. equities, as measured by the MSCI World ex-USA
Index, provided a return of 12.56%.*
With market uncertainty, higher-than-average interest rates from the U.S. Federal Reserve (“the Fed”), and high-but-
declining inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it’s just as vital to have an equally high bar to any material changes to long-term strategies.
We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe equities have limited upside, with recession risks on the horizon. Although developed non-U.S.
equities are cheaper than U.S. equities, we have a neutral preference until the Fed become less hawkish and the
U.S. dollar weakens.
Government bond valuations have improved after the rise in yields. We see U.S., UK and German bonds as offering good value. Japanese bonds still look expensive, with the Bank of Japan (BOJ) defending the 25-basis-
point yield limit.
We think a mild recession before the end of 2024 is the most likely outcome, but the complexities caused by the pandemic make forecasting difficult. It is possible that we get a soft landing where the economy cools enough to allow the Fed to start lowering rates and prevent recession.
Our annual outlook late last year nominated 2023 as the year of the diversified portfolio, where a traditional balanced portfolio of 60% equities and 40% fixed income was expected to do relatively well. This still looks to be the case for
2024.
Your goals and your security—that’s our focus. For more than 85 years, we’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: Morningstar. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI World ex-USA Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
4 Conservative Strategy Fund
Conservative Strategy Fund - Class A
‡
Total
Return
1 Year (4 .02)%
5 Years (1 .17)%§
10 Years 0 .50%§
Conservative Strategy Fund - Class C
Total
Return
1 Year 1 .09%
5 Years (0 .71)%§
10 Years 0 .36%§
Conservative Strategy Fund - Class R1
Total
Return
1 Year 2 .13%
5 Years 0 .32%§
10 Years 1 .45%§
Conservative Strategy Fund - Class R4
‡‡
Total
Return
1 Year 1 .79%
5 Years 0 .06%§
10 Years 1 .19%§
Conservative Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year 1 .65%
5 Years (0 .15)%§
10 Years 0 .95%§
Conservative Strategy Fund - Class S
Total
Return
1 Year 2 .00%
5 Years 0 .21%§
10 Years 1 .32%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0 .36%
5 Years (0 .06)%§
10 Years 0 .88%§
ICE BofA 1-3 Year US Treasury Index
***
Total
Return
1 Year 2 .94%
5 Years 1 .10%§
10 Years 0 .84%§

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Conservative Strategy Fund 5
The Conservative Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds
(the “Underlying Funds”). Certain Underlying Funds employ a
multi-manager approach whereby portions of the Underlying
Funds are allocated to different money manager strategies.
Underlying Fund assets not allocated to money managers are
managed by Russell Investment Management, LLC (“RIM”), the
Fund’s and Underlying Funds’ advisor. RIM, as the Underlying
Funds’ advisor, may change the allocation of the Underlying
Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and capital
preservation, and as a secondary objective, long term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares gained 1.86%, 1.09%, 2.13%, 1.79%, 1.65% and
2.00%, respectively. This is compared to the Fund’s primary
benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 0.36% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Conservative
Allocation Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 2.22%. This return serves as a peer comparison
and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At
the end of the first quarter of 2023, the collapses of Silicon
Valley Bank and Credit Suisse highlighted the impacts that
the rate hikes had on banks. The regional banking crisis in
March precipitated fears of contagion risk in the financial
sector but fears of a long-term impact were short-lived as
markets rebounded. Despite the hardships faced by interest
rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In equity markets, Japan and
Europe had the strongest regional returns over the period. In the
U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication Services and Information Technology
were the strongest sectors, while defensive sectors (Utilities,
Real Estate, Consumer Staples) generally underperformed, as
investors turned to other investments to derive yield rather than these sectors with liability challenges amid higher rates. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index, which measures bond
volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a hawkish posture.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation was additive relative to the benchmark over the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year. Within equities,
underlying preferences for value and small-cap securities
detracted. An underweight to U.S. equities and overweight
to Europe, Middle East, and Africa ex UK was additive.
Within fixed income, an overweight to securitized assets and underweight to government bonds was additive, as rates sold off and credit outperformed. Global real estate was a detractor as the rise in interest rates put pressure on the sector.
Equity markets delivered positive returns over the fiscal year. In terms of Underlying Fund performance, the Global Equity Fund outperformed its benchmark due to strong sector allocation;
an underweight to Real Estate and Utilities was additive. The
Multifactor U.S. Equity Fund underperformed its benchmark
as a preference for the value factor and underweight to growth underperformed. The U.S. Small Cap Equity Fund delivered
absolute negative returns over the period - impacted by style headwinds - but outperformed its benchmark due to security
selection by underlying money managers.
Fixed income was a detractor over the fiscal year, delivering absolute negative returns. The Strategic Bond Fund
underperformed its benchmark due to a long duration posture.
However, the Short Duration Bond Fund outperformed its
treasury benchmark with out of benchmark credit exposure

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
6 Conservative Strategy Fund
providing excess returns. For the portion of the fiscal year that it was an Underlying Fund, the Investment Grade Bond Fund
underperformed its benchmark.
The multi-asset and alternative portions of the Fund’s portfolio delivered mixed returns over the fiscal year. The Multi-Strategy
Income Fund outperformed its benchmark due, in large part,
to an equity overweight. The Global Real Estate Securities
Fund outperformed its benchmark but had negative total
returns largely due to a lower risk premium in a high interest rate environment. Within the Global Real Estate Securities
Fund, favorable security selection in the health care sector with an overweight to the information technology sector drove benchmark relative performance.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 72% to fixed income, 18% to equity, 8% to multi-
asset and 2% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the
Opportunistic Credit Fund and Investment Grade Bond Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** ICE BofA 1-3 Year US Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt.
Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Conservative Strategy Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 944.90 $ 1,022.74
Expenses Paid During Period* $ 2.40 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.00 $ 1,018.95
Expenses Paid During Period* $ 6.07 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the a verage account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 947.20 $ 1,024.35
Expenses Paid During Period* $ 0.83 $ 0.87
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
8 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 945.40 $ 1,023.09
Expenses Paid During Period* $ 2.06 $ 2.14
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 944.50 $ 1,021.83
Expenses Paid During Period* $ 3.28 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 946.50 $ 1,023.69
Expenses Paid During Period* $ 1.47 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 63,662 1,560
Domestic Equities - 11.9%
Multifactor U.S. Equity Fund Class Y 523,537 7,800
U.S. Small Cap Equity Fund Class Y 68,372 1,542
9,342
Fixed Income - 72.2%
Investment Grade Bond Fund Class Y 819,396 14,192
Long Duration Bond Fund Class Y 958,347 7,092
Opportunistic Credit Fund Class Y 198,939 1,578
Short Duration Bond Fund Class Y 432,630 7,887
Strategic Bond Fund Class Y 3,023,164 26,029
56,778
International Equities - 6.0%
Emerging Markets Fund Class Y 112,194 1,572
Global Equity Fund Class Y 189,670 1,563
Multifactor International Equity Fund Class Y 172,897 1,570
4,705
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 738,863 6,310
Total Investments in Affiliated Funds
(cost $82,969) 78,695
Total Investments - 100.1%
(identified cost $82,969) 78,695
Other Assets and Liabilities, Net - (0.1)%
(77)
Net Assets - 100.0%
78,618

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 82,969
Investments, at fair value(>) ........................................................................................................................................................
78,695
Receivables:
Investments sold ............................................................................................................................................................... 320
Fund shares sold ............................................................................................................................................................... 11
From affiliates .................................................................................................................................................................. 1 3
Total assets ...............................................................................................................................................................
79,0 39
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 325
Accrued fees to affiliates .................................................................................................................................................. 49
Other accrued expenses .................................................................................................................................................... 47
Total liabilities ...........................................................................................................................................................
4 21
Net Assets ...............................................................................................................................................................
$ 78,618

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (12,614)
Shares of beneficial interest .........................................................................................................................................................
100
Additional paid-in capital ............................................................................................................................................................
91,132
Net Assets ...............................................................................................................................................................
$ 78,618
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 7.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.45
Class A — Net assets ........................................................................................................................................................... $ 33,932,970
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 4,264,313
Net asset value per share: Class C (#) .......................................................................................................................................... $ 7.73
Class C — Net assets ........................................................................................................................................................... $ 32,126,233
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 4,157,488
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 8.08
Class R1 — Net assets ......................................................................................................................................................... $ 358,022
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 44,315
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 7.98
Class R4 — Net assets ......................................................................................................................................................... $ 2,485,817
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 311,401
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.04
Class R5 — Net assets ......................................................................................................................................................... $ 3,206,178
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 398,925
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.07
Class S — Net assets ............................................................................................................................................................ $ 6,509,226
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 806,694
Amounts in thousands
(>)     Investments in affiliated funds $ 78,695
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 2,620
Expenses
Advisory fees ................................................................................................................................................................... 182
Administrative fees .......................................................................................................................................................... 39
Custodian fees .................................................................................................................................................................. 40
Distribution fees - Class A ............................................................................................................................................... 94
Distribution fees - Class C ............................................................................................................................................... 282
Distribution fees - Class R5 ............................................................................................................................................. 10
Transfer agent fees - Class A ........................................................................................................................................... 75
Transfer agent fees - Class C ........................................................................................................................................... 75
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R4 ......................................................................................................................................... 6
Transfer agent fees - Class R5 ......................................................................................................................................... 8
Transfer agent fees - Class S ............................................................................................................................................ 17
Professional fees .............................................................................................................................................................. 38
Registration fees ............................................................................................................................................................... 90
Shareholder servicing fees - Class C ............................................................................................................................... 94
Shareholder servicing fees - Class R4 ............................................................................................................................. 7
Shareholder servicing fees - Class R5 ............................................................................................................................. 10
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 1,095
Expense reductions .......................................................................................................................................................... (380)
Net expenses ................................................................................................................................................................................
715
Net investment income (loss) .......................................................................................................................................................
1,905
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (6,180)
Capital gain distributions from affiliated funds ............................................................................................................... 332
Net realized gain (loss) ................................................................................................................................................................
(5,848)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 5,964
Net change in unrealized appreciation (depreciation) ................................................................................................................. 5,964
Net realized and unrealized gain (loss) ........................................................................................................................................ 116
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,021

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,905 $ 3,52 3
Net realized gain (loss) ....................................................................................................................... (5,848) 59
Net change in unrealized appreciation (depreciation) ........................................................................ 5,964 (24,965)
Net increase (decrease) in net assets from operations .............................................................................. 2,021 (21,383)
Distributions
To shareholders
Class A .......................................................................................................................................... (879) (3,207)
Class C .......................................................................................................................................... (663) (3,912)
Class R1 ........................................................................................................................................ (10) (75)
Class R4 ........................................................................................................................................ (72) (416)
Class R5 ........................................................................................................................................ (87) (405)
Class S .......................................................................................................................................... (225) (1,350)
From return of capital
Class A ..........................................................................................................................................
—
(56)
Class C ..........................................................................................................................................
—
(30)
Class R1 ........................................................................................................................................
—
(1)
Class R4 ........................................................................................................................................
—
(6)
Class R5 ........................................................................................................................................
—
(6)
Class S ..........................................................................................................................................
—
(24)
Net decrease in net assets from distributions ............................................................................................ (1,936) (9,488)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (15,761) (21,972)
Total Net Increase (Decrease) in Net Assets ........................................................................
(15,676) (52,843)
Net Assets
Beginning of period .................................................................................................................................. 94,294 147,137
End of period .............................................................................................................................................
$ 78,618 $ 94,294

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 531 $ 4,441 506 $ 4,510
Proceeds from reinvestment of distributions 107 874 342 3,246
Payments for shares redeemed (890) (7,401) (1,224) (11,415)
Net increase (decrease)
(252) (2,086) (376) (3,659)
Class C
Proceeds from shares sold 228 1,855 270 2,416
Proceeds from reinvestment of distributions 83 657 421 3,920
Payments for shares redeemed (1,262) (10,171) (1,681) (14,760)
Net increase (decrease)
(951) (7,659) (990) (8,424)
Class R1
Proceeds from shares sold 8 69 10 95
Proceeds from reinvestment of distributions 1 10 8 76
Payments for shares redeemed (18) (155) (155) (1,537)
Net increase (decrease)
(9) (76) (137) (1,366)
Class R4
Proceeds from shares sold 40 336 90 785
Proceeds from reinvestment of distributions 9 71 44 421
Payments for shares redeemed (161) (1,346) (315) (2,801)
Net increase (decrease)
(112) (939) (181) (1,595)
Class R5
Proceeds from shares sold 63 533 92 858
Proceeds from reinvestment of distributions 11 87 43 410
Payments for shares redeemed (199) (1,682) (196) (1,806)
Net increase (decrease)
(125) (1,062) (61) (538)
Class S
Proceeds from shares sold 67 574 102 944
Proceeds from reinvestment of distributions 27 223 143 1,368
Payments for shares redeemed (559) (4,736) (976) (8,702)
Net increase (decrease)
(465) (3,939) (731) (6,390)
Total increase (decrease)
(1,914) $ (15,761) (2,476) $ (21,972)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2023 8 .00 .19 ( .04) .15 ( .19) — —
October 31, 2022 10 .32 .28 (1 .88) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04) —
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06) —
Class C
October 31, 2023 7 .78 .13 ( .04) .09 ( .14) — —
October 31, 2022 10 .07 .22 (1 .85) (1 .63) ( .20) ( .45) ( .01)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04) —
October 31, 2020 9 .71 .11 ( .11)
— (Ɵ)
( .15) ( .09) —
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06) —
Class R1
October 31, 2023 8 .12 .23 ( .05) .18 ( .22) — —
October 31, 2022 10 .45 .40 (1 .99) (1 .59) ( .27) ( .45) ( .02)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04) —
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06) —
Class R4
October 31, 2023 8 .03 .21 ( .06) .15 ( .20) — —
October 31, 2022 10 .35 .31 (1 .91) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04) —
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06) —
Class R5
October 31, 2023 8 .08 .20 ( .06) .14 ( .18) — —
October 31, 2022 10 .42 .28 (1 .92) (1 .64) ( .24) ( .45) ( .01)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04) —
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09) —
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06) —
Class S
October 31, 2023 8 .11 .23 ( .06) .17 ( .21) — —
October 31, 2022 10 .44 .32 (1 .92) (1 .60) ( .27) ( .45) ( .01)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04) —
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
( .19) 7 .96 1 .86 33,933 .91 .49 2 .33 35
( .72) 8 .00 (16 .58) 36,149 .86 .49 3 .14 8
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .14) 7 .73 1 .09 32,126 1 .66 1 .24 1 .65 35
( .66) 7 .78 (17 .21) 39,763 1 .61 1 .24 2 .48 8
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 ( —) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .22) 8 .08 2 .13 358 .66 .17 2 .76 35
( .74) 8 .12 (16 .26) 432 .60 .17 4 .21 8
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .20) 7 .98 1 .79 2,486 .91 .42 2 .53 35
( .72) 8 .03 (16 .49) 3,399 .86 .42 3 .40 8
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .18) 8 .04 1 .65 3,206 1 .16 .67 2 .33 35
( .70) 8 .08 (16 .73) 4,231 1 .11 .67 3 .10 8
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .21) 8 .07 2 .00 6,509 .66 .30 2 .73 35
( .73) 8 .11 (16 .36) 10,320 .61 .30 3 .53 8
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 2,906
Distribution fees 29,179
Shareholder servicing fees 8,284
Transfer agent fees 8,182
Trustee fees 592
$ 49 , 143
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,888 $ 331 $ 593 $ (130) $ 64 $ 1,560 $ 41 $ —
Multifactor U.S. Equity Fund 4,249 5,752 2,463 17 245 7,800 97 168
U.S. Small Cap Equity Fund 3,777 595 2,471 (722) 363 1,542 26 164
Investment Grade Bond Fund — 15,341 610 (16) (523) 14,192 49 —
Long Duration Bond Fund 4,720 4,011 955 (126) (558) 7,092 346 —
Opportunistic Credit Fund — 1,713 98 (2) (35) 1,578 14 —
Short Duration Bond Fund 9,440 589 2,243 28 73 7,887 223 —
Strategic Bond Fund 48,147 1,737 23,549 (4,427) 4,121 26,029 957 —
Emerging Markets Fund 2,342 208 1,218 (129) 369 1,572 56 —
Global Equity Fund 1,888 190 713 (76) 274 1,563 39 —
Multifactor International Equity
Fund 3,777 232 2,925 (77) 563 1,570 84 —
Multi-Strategy Income Fund 14,162 982 9,322 (520) 1,008 6,310 688 —
$ 94,390 $ 31,681 $ 47,160 $ (6,180) $ 5,964 $ 78,695 $ 2,620 $ 332
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 85,065,341 $ 2,563,193 $ (8,933,581) $ (6,370,388) $ — $ (6,242,330)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,905,403 $ — $ 30,742 $ 4,447,252 $ 4,917,277 $ 122,972

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
20 Moderate Strategy Fund
Moderate Strategy Fund - Class A
‡
Total
Return
1 Year (2 .64)%
5 Years (0 .34)%§
10 Years 1 .35%§
Moderate Strategy Fund - Class C
Total
Return
1 Year 2 .52%
5 Years 0 .11%§
10 Years 1 .19%§
Moderate Strategy Fund - Class R1
Total
Return
1 Year 3 .51%
5 Years 1 .11%§
10 Years 2 .23%§
Moderate Strategy Fund - Class R4
‡‡
Total
Return
1 Year 3 .31%
5 Years 0 .84%§
10 Years 1 .97%§
Moderate Strategy Fund - Class R5
‡ ‡‡
Total
Return
1 Year 2 .98%
5 Years 0 .61%§
10 Years 1 .72%§
Moderate Strategy Fund - Class S
Total
Return
1 Year 3 .44%
5 Years 1 .01%§
10 Years 2 .14%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0 .36%
5 Years (0 .06)%§
10 Years 0 .88%§
Russell 1000
®
Index
***
Total
Return
1 Year 9 .48%
5 Years 10 .71%§
10 Years 10 .88%§

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Moderate Strategy Fund 21
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares gained 3.33%, 2.52%, 3.51%, 3.31%, 2.98% and
3.44%, respectively. This is compared to the Fund’s primary
benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 0.36% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Moderately
Conservative Allocation Category, a group of funds that
Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 3.05%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At
the end of the first quarter of 2023, the collapses of Silicon
Valley Bank and Credit Suisse highlighted the impacts that
the rate hikes had on banks. The regional banking crisis in
March precipitated fears of contagion risk in the financial
sector but fears of a long-term impact were short-lived as
markets rebounded. Despite the hardships faced by interest
rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In equity markets, Japan and
Europe had the strongest regional returns over the period. In the
U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication Services and Information Technology
were the strongest sectors, while defensive sectors (Utilities,
Real Estate, Consumer Staples) generally underperformed, as
investors turned to other investments to derive yield rather than these sectors with liability challenges amid higher rates. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index, which measures bond
volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a hawkish posture.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation was additive relative to the benchmark over the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year. Within equities,
underlying preferences for value and small-cap securities
detracted. An underweight to U.S. equities and overweight to
Europe, Middle East, and Africa ex UK was additive. Within
fixed income, an underweight to government bonds was
additive, as rates sold off and credit outperformed. Global real estate was a detractor as the rise in interest rates put pressure on the sector.
Equity markets delivered positive returns over the fiscal year. In terms of Underlying Fund performance, the Global Equity Fund outperformed its benchmark due to strong sector allocation;
an underweight to Real Estate and Utilities was additive. The
Multifactor U.S. Equity Fund underperformed its benchmark
as a preference for the value factor and underweight to growth underperformed. The U.S. Small Cap Equity Fund delivered
absolute negative returns over the period - impacted by style headwinds - but outperformed its benchmark due to security
selection by underlying money managers.
Fixed income was a detractor over the fiscal year, delivering absolute negative returns. The Strategic Bond Fund
underperformed its benchmark due to a long duration posture.
However, for the portion of the fiscal year that it was an
Underlying Fund, the Unconstrained Total Return Fund
delivered strong performance due to a credit overweight in

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
22 Moderate Strategy Fund
securitized and high yield assets. The Long Duration Bond
Fund (formerly the Multifactor Bond Fund) provided corporate and government exposure through September 13, 2023, which
detracted from performance. Effective September 13, 2023, the
Fund’s name was changed from the Multifactor Bond Fund to
the Long Duration Bond Fund and the Fund changed certain of
its investment strategies.
The multi-asset and alternative portions of the Fund’s portfolio delivered mixed returns over the fiscal year. The Multi-Strategy
Income Fund outperformed its benchmark due, in large part,
to an equity overweight. The Global Real Estate Securities
Fund outperformed its benchmark but had negative total
returns largely due to a lower risk premium in a high interest rate environment. Within the Global Real Estate Securities
Fund, favorable security selection in the health care sector with an overweight to the information technology sector drove benchmark relative performance.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 51%
to fixed income, 36% to equity, 10% to multi-asset and 3% to alternative asset classes.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 52% to fixed income, 37% to equity, 8% to multi-
asset and 3% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the
Opportunistic Credit Fund, Investment Grade Bond Fund and
Short Duration Bond Fund and removed an allocation to the
Unconstrained Total Return Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Moderate Strategy Fund 23
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
24 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 952.60 $ 1,022.74
Expenses Paid During Period* $ 2.41 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 949.50 $ 1,018.95
Expenses Paid During Period* $ 6.09 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 953.40 $ 1,024.00
Expenses Paid During Period* $ 1.18 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Moderate Strategy Fund 25
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 952.70 $ 1,022.74
Expenses Paid During Period* $ 2.41 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 951.70 $ 1,021.48
Expenses Paid During Period* $ 3.64 $ 3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 952.90 $ 1,023.59
Expenses Paid During Period* $ 1.58 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 165,976 4,068
Domestic Equities - 16.9%
Multifactor U.S. Equity Fund Class Y 1,332,082 19,848
U.S. Small Cap Equity Fund Class Y 148,340 3,345
23,193
Fixed Income - 52.2%
Investment Grade Bond Fund Class Y 1,511,589 26,181
Long Duration Bond Fund Class Y 926,970 6,860
Opportunistic Credit Fund Class Y 348,399 2,763
Short Duration Bond Fund Class Y 378,723 6,904
Strategic Bond Fund Class Y 3,363,704 28,961
71,669
International Equities - 20.0%
Emerging Markets Fund Class Y 195,515 2,739
Global Equity Fund Class Y 2,575,428 21,221
Multifactor International Equity Fund Class Y 377,702 3,430
27,390
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,291,476 11,029
Total Investments in Affiliated Funds
(cost $142,246) 137,349
Total Investments - 100.1%
(identified cost $142,246) 137,349
Other Assets and Liabilities, Net - (0.1)%
(115)
Net Assets - 100.0%
137,234

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 27
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 142,246
Investments, at fair value(>) ........................................................................................................................................................
137,349
Receivables:
Investments sold ............................................................................................................................................................... 174
Fund shares sold ............................................................................................................................................................... 9
F rom affiliates .................................................................................................................................................................. 9
Total assets ...............................................................................................................................................................
137,5 41
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 179
Accrued fees to affiliates .................................................................................................................................................. 76
Other accrued expenses .................................................................................................................................................... 52
Total liabilities ...........................................................................................................................................................
307
Net Assets ...............................................................................................................................................................
$ 137,234

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (16,418)
Shares of beneficial interest .........................................................................................................................................................
168
Additional paid-in capital ............................................................................................................................................................
153,484
Net Assets ...............................................................................................................................................................
$ 137,234
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.27
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.77
Class A — Net assets ........................................................................................................................................................... $ 65,753,855
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,948,703
Net asset value per share: Class C (#) .......................................................................................................................................... $ 7.91
Class C — Net assets ........................................................................................................................................................... $ 42,428,298
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 5,362,803
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 8.40
Class R1 — Net assets ......................................................................................................................................................... $ 1,355,115
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 161,229
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 8.29
Class R4 — Net assets ......................................................................................................................................................... $ 5,318,645
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 641,236
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.2 8
Class R5 — Net assets ......................................................................................................................................................... $ 3,618,706
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 437,023
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.37
Class S — Net assets ............................................................................................................................................................ $ 18,759,839
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,240,234
Amounts in thousands
(>)     Investments in affiliated funds $ 137,349
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 29
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,89 1
Expenses
Advisory fees ................................................................................................................................................................... 306
Administrative fees .......................................................................................................................................................... 65
Custodian fees .................................................................................................................................................................. 41
Distribution fees - Class A ............................................................................................................................................... 179
Distribution fees - Class C ............................................................................................................................................... 365
Distribution fees - Class R5 ............................................................................................................................................. 12
Transfer agent fees - Class A ........................................................................................................................................... 143
Transfer agent fees - Class C ........................................................................................................................................... 97
Transfer agent fees - Class R1 ......................................................................................................................................... 3
Transfer agent fees - Class R4 ......................................................................................................................................... 12
Transfer agent fees - Class R5 ......................................................................................................................................... 9
Transfer agent fees - Class S ............................................................................................................................................ 42
Professional fees .............................................................................................................................................................. 40
Registration fees ............................................................................................................................................................... 90
Shareholder servicing fees - Class C ............................................................................................................................... 122
Shareholder servicing fees - Class R4 ............................................................................................................................. 15
Shareholder servicing fees - Class R5 ............................................................................................................................. 12
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 1 4
Expenses before reductions .............................................................................................................................................. 1,58 4
Expense reductions .......................................................................................................................................................... (497)
Net expenses ................................................................................................................................................................................
1,08 7
Net investment income (loss) .......................................................................................................................................................
3,804
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (10,058)
Capital gain distributions from affiliated funds ............................................................................................................... 863
Net realized gain (loss) ................................................................................................................................................................
(9,195)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 10,995
Net change in unrealized appreciation (depreciation) ................................................................................................................. 10,995
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,800
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,604

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,804 $ 7,079
Net realized gain (loss) ....................................................................................................................... (9,195) 2,101
Net change in unrealized appreciation (depreciation) ........................................................................ 10,995 (44,795)
Net increase (decrease) in net assets from operations .............................................................................. 5,604 (35,615)
Distributions
To shareholders
Class A .......................................................................................................................................... (2,730) (9,558)
Class C .......................................................................................................................................... (1,738) (6,951)
Class R1 ........................................................................................................................................ (58) (180)
Class R4 ........................................................................................................................................ (217) (937)
Class R5 ........................................................................................................................................ (189) (699)
Class S .......................................................................................................................................... (827) (3,182)
Net decrease in net assets from distributions ............................................................................................ (5,759) (21,507)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (19,728) (16,203)
Total Net Increase (Decrease) in Net Assets ........................................................................
(19,883) (73,325)
Net Assets
Beginning of period .................................................................................................................................. 157,117 230,442
End of period .............................................................................................................................................
$ 137,234 $ 157,117

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 31
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 668 $ 5,741 380 $ 3,529
Proceeds from reinvestment of distributions 327 2,719 954 9,521
Payments for shares redeemed (1,792) (15,435) (1,677) (15,738)
Net increase (decrease)
(797) (6,975) (343) (2,688)
Class C
Proceeds from shares sold 268 2,219 321 2,951
Proceeds from reinvestment of distributions 218 1,737 719 6,942
Payments for shares redeemed (1,471) (12,106) (1,671) (15,084)
Net increase (decrease)
(985) (8,150) (631) (5,191)
Class R1
Proceeds from shares sold 12 103 15 149
Proceeds from reinvestment of distributions 7 58 18 180
Payments for shares redeemed (27) (228) (29) (279)
Net increase (decrease)
(8) (67) 4 50
Class R4
Proceeds from shares sold 69 592 137 1,376
Proceeds from reinvestment of distributions 26 217 94 937
Payments for shares redeemed (188) (1,632) (379) (3,542)
Net increase (decrease)
(93) (823) (148) (1,229)
Class R5
Proceeds from shares sold 52 449 88 847
Proceeds from reinvestment of distributions 23 189 70 699
Payments for shares redeemed (252) (2,178) (212) (2,035)
Net increase (decrease)
(177) (1,540) (54) (489)
Class S
Proceeds from shares sold 307 2,661 178 1,700
Proceeds from reinvestment of distributions 98 822 315 3,177
Payments for shares redeemed (650) (5,656) (1,173) (11,533)
Net increase (decrease)
(245) (2,173) (680) (6,656)
Total increase (decrease)
(2,305) $ (19,728) (1,852) $ (16,203)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( ‡ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 8 .32 .23 .05 .28 ( .22) ( .11)
October 31, 2022 11 .11 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .59 .18 1 .46 1 .64 ( .12) —
October 31, 2020 10 .40 .21 ( .62) ( .41) ( .17) ( .23)
October 31, 2019 9 .98 .27 .52 .79 ( .34) ( .03)
Class C
October 31, 2023 7 .99 .16 .04 .20 ( .17) ( .11)
October 31, 2022 10 .73 .28 (1 .99) (1 .71) ( .33) ( .70)
October 31, 2021 9 .32 .10 1 .41 1 .51 ( .10) —
October 31, 2020 10 .17 .13 ( .60) ( .47) ( .15) ( .23)
October 31, 2019 9 .81 .19 .52 .71 ( .32) ( .03)
Class R1
October 31, 2023 8 .45 .26 .04 .30 ( .24) ( .11)
October 31, 2022 11 .25 .39 (2 .10) (1 .71) ( .39) ( .70)
October 31, 2021 9 .70 .22 1 .45 1 .67 ( .12) —
October 31, 2020 10 .50 .23 ( .63) ( .40) ( .17) ( .23)
October 31, 2019 10 .04 .30 .54 .84 ( .35) ( .03)
Class R4
October 31, 2023 8 .34 .22 .06 .28 ( .22) ( .11)
October 31, 2022 11 .13 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .61 .19 1 .45 1 .64 ( .12) —
October 31, 2020 10 .43 .22 ( .64) ( .42) ( .17) ( .23)
October 31, 2019 10 .00 .26 .54 .80 ( .34) ( .03)
Class R5
October 31, 2023 8 .34 .23 .02 .25 ( .20) ( .11)
October 31, 2022 11 .13 .36 (2 .09) (1 .73) ( .36) ( .70)
October 31, 2021 9 .63 .15 1 .46 1 .61 ( .11) —
October 31, 2020 10 .46 .18 ( .62) ( .44) ( .16) ( .23)
October 31, 2019 10 .04 .24 .54 .78 ( .33) ( .03)
Class S
October 31, 2023 8 .42 .25 .04 .29 ( .23) ( .11)
October 31, 2022 11 .22 .41 (2 .12) (1 .71) ( .39) ( .70)
October 31, 2021 9 .68 .22 1 .44 1 .66 ( .12) —
October 31, 2020 10 .48 .23 ( .63) ( .40) ( .17) ( .23)
October 31, 2019 10 .03 .30 .53 .83 ( .35) ( .03)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ) (≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
( ‡ )( Ƃ )
%
Portfolio
Turnover Rate
( .33) 8 .27 3 .33 65,753 .83 .49 2 .69 40
(1 .07) 8 .32 (17 .00) 72,796 .81 .49 3 .87 8
( .12) 11 .11 17 .18 100,956 .80 .49 1 .70 53
( .40) 9 .59 (4 .16) 95,780 .79 .49 2 .12 52
( .37) 10 .40 8 .30 118,985 .78 .49 2 .68 8
( .28) 7 .91 2 .52 42,428 1 .58 1 .24 1 .98 40
(1 .03) 7 .99 (17 .59) 50,723 1 .56 1 .24 3 .06 8
( .10) 10 .73 16 .26 74,867 1 .55 1 .24 .94 53
( .38) 9 .32 (4 .86) 83,799 1 .54 1 .24 1 .39 52
( .35) 10 .17 7 .58 119,204 1 .53 1 .24 1 .90 8
( .35) 8 .40 3 .51 1,355 .58 .24 2 .96 40
(1 .09) 8 .45 (16 .70) 1,425 .56 .24 4 .12 8
( .12) 11 .25 17 .37 1,851 .54 .24 2 .04 53
( .40) 9 .70 (3 .95) 3,208 .54 .24 2 .31 52
( .38) 10 .50 8 .74 4,088 .53 .24 2 .98 8
( .33) 8 .29 3 .31 5,319 .83 .49 2 .59 40
(1 .07) 8 .34 (16 .99) 6,128 .81 .49 3 .94 8
( .12) 11 .13 17 .14 9,821 .80 .49 1 .81 53
( .40) 9 .61 (4 .25) 11,316 .79 .49 2 .24 52
( .37) 10 .43 8 .38 16,695 .78 .49 2 .59 8
( .31) 8 .28 2 .98 3,619 1 .08 .74 2 .69 40
(1 .06) 8 .34 (17 .13) 5,117 1 .06 .74 3 .76 8
( .11) 11 .13 16 .82 7,431 1 .05 .74 1 .41 53
( .39) 9 .63 (4 .43) 6,881 1 .04 .74 1 .81 52
( .36) 10 .46 8 .18 11,049 1 .03 .74 2 .38 8
( .34) 8 .37 3 .44 18,760 .58 .32 2 .88 40
(1 .09) 8 .42 (16 .81) 20,928 .56 .32 4 .30 8
( .12) 11 .22 17 .28 35,516 .55 .32 2 .07 53
( .40) 9 .68 (3 .98) 46,826 .54 .32 2 .36 52
( .38) 10 .48 8 .62 64,375 .52 .31 2 .94 8

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 5,065
Distribution fees 42,781
Shareholder servicing fees 11,177
Transfer agent fees 15,595
Trustee fees 922
$ 75 , 540
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,744 $ 682 $ 1,164 $ (217) $ 23 $ 4,068 $ 106 $ —
Multifactor U.S. Equity Fund 15,204 9,199 5,286 274 457 19,848 285 590
U.S. Small Cap Equity Fund 6,491 678 3,221 333 (936) 3,345 43 273
Investment Grade Bond Fund — 27,971 802 (24) (964) 26,181 91 —
Long Duration Bond Fund 21,793 2,092 15,622 (3,615) 2,212 6,860 1,603 —
Opportunistic Credit Fund — 2,959 131 (3) (62) 2,763 24 —
Short Duration Bond Fund — 7,352 428 (1) (19) 6,904 16 —
Strategic Bond Fund 51,281 4,478 26,299 (4,573) 4,074 28,961 1,035 —
Unconstrained Total Return Fund 3,136 160 3,369 (150) 223 — 71 —
Emerging Markets Fund 3,005 255 798 (63) 340 2,739 75 —
Global Equity Fund 29,494 3,261 14,022 (1,971) 4,459 21,221 596 —
Multifactor International Equity
Fund 6,322 356 4,083 378 457 3,430 139 —
Multi-Strategy Income Fund 15,785 897 5,958 (426) 731 11,029 807 —
$ 157,255 $ 60,340 $ 81,183 $ (10,058) $ 10,995 $ 137,349 $ 4,891 $ 863
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 143,795,932 $ 7,875,502 $ (14,322,133) $ (6,446,631) $ 41,074 $ (10,011,327)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,763,753 $ 1,995,335 $ — $ 7,096,331 $ 14,411,168 $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 35
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
36 Balanced Strategy Fund
Balanced Strategy Fund - Class A
‡
Total
Return
1 Year (0 .87)%
5 Years 1 .24%§
10 Years 2 .45%§
Balanced Strategy Fund - Class C
Total
Return
1 Year 4 .44%
5 Years 1 .70%§
10 Years 2 .29%§
Balanced Strategy Fund - Class R1
Total
Return
1 Year 5 .47%
5 Years 2 .67%§
10 Years 3 .29%§
Balanced Strategy Fund - Class R4
‡‡
Total
Return
1 Year 5 .28%
5 Years 2 .43%§
10 Years 3 .04%§
Balanced Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year 4 .97%
5 Years 2 .16%§
10 Years 2 .78%§
Balanced Strategy Fund - Class S
Total
Return
1 Year 5 .44%
5 Years 2 .62%§
10 Years 3 .23%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0.36%
5 Years (0.06)%§
10 Years 0.88%§
Russell 1000
®
Index
***
Total
Return
1 Year 9.48%
5 Years 10.71%§
10 Years 10.88%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year 12.56%
5 Years 4.26%§
10 Years 3.05%§

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Balanced Strategy Fund 37
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5 and
Class S Shares gained 5.21%, 4.44%, 5.47%, 5.28%, 4.97% and
5.44%, respectively. This is compared to the Fund’s primary
benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 0.36% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Moderate
Allocation Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 4.21%. This return serves as a peer comparison
and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At
the end of the first quarter of 2023, the collapses of Silicon
Valley Bank and Credit Suisse highlighted the impacts that
the rate hikes had on banks. The regional banking crisis in
March precipitated fears of contagion risk in the financial
sector but fears of a long-term impact were short-lived as
markets rebounded. Despite the hardships faced by interest
rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In equity markets, Japan and
Europe had the strongest regional returns over the period. In the
U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication Services and Information Technology
were the strongest sectors, while defensive sectors (Utilities,
Real Estate, Consumer Staples) generally underperformed, as
investors turned to other investments to derive yield rather than these sectors with liability challenges amid higher rates. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index, which measures bond
volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a hawkish posture.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation was additive relative to the benchmark over the fiscal year. Equities generally outperformed the Fund’s benchmark over the fiscal year. Within equities,
underlying preferences for value and small-cap securities
detracted. An underweight to U.S. equities and overweight to
Europe, Middle East, and Africa ex UK was additive. Within
fixed income, an underweight to government bonds was
additive, as rates sold off and credit outperformed. Global real estate was a detractor as the rise in interest rates put pressure on the sector.
Equity markets delivered positive returns over the fiscal year. In terms of Underlying Fund performance, the Global Equity Fund outperformed its benchmark due to strong sector allocation;
an underweight to Real Estate and Utilities was additive. The
Multifactor U.S. Equity Fund underperformed its benchmark
as a preference for the value factor and underweight to growth underperformed. The U.S. Small Cap Equity Fund delivered
absolute negative returns over the period - impacted by style headwinds - but outperformed its benchmark due to security
selection by underlying money managers.
Fixed income was a detractor over the fiscal year, delivering absolute negative returns. The Strategic Bond Fund
underperformed its benchmark due to a long duration posture.
However, for the portion of the fiscal year that it was an
Underlying Fund, the Unconstrained Total Return Fund
delivered strong performance due to a credit overweight in

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
38 Balanced Strategy Fund
securitized and high yield assets. For the portion of the fiscal year that it was an Underlying Fund, the Investment Grade
Bond Fund underperformed its benchmark.
The multi-asset and alternative portions of the Fund’s portfolio delivered mixed returns over the fiscal year. The Multi-Strategy
Income Fund outperformed its benchmark due, in large part, to an equity overweight. The Global Real Estate Securities Fund outperformed its benchmark but had negative total returns largely due to a lower risk premium in a high interest rate environment.
Within the Global Real Estate Securities Fund, favorable
security selection in the health care sector with an overweight to the information technology sector drove benchmark relative performance. The Global Infrastructure Fund had negative
absolute returns as negative security selection among gas
utilities and multi-utilities and an out-of-index allocation to communications detracted from performance.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 56%
to equity, 32% to fixed income, 8% to multi-asset and 4% to
alternative asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the Global
Infrastructure Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 56% to equity, 31.5% to fixed income, 8% to multi-
asset and 4.5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the Long Duration Bond Fund, Opportunistic Credit Fund,
Investment Grade Bond Fund and Short Duration Bond Fund
and removed an allocation to the Unconstrained Total Return
Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Balanced Strategy Fund 39
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** MSCI World ex USA Index (Net) is a free float-adjusted market capit alization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
40 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 959.90 $ 1,022.84
Expenses Paid During Period* $ 2.32 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 956.60 $ 1,019.06
Expenses Paid During Period* $ 6.02 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 961.70 $ 1,023.89
Expenses Paid During Period* $ 1.29 $ 1.33
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Balanced Strategy Fund 41
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 959.90 $ 1,022.63
Expenses Paid During Period* $ 2.52 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 958.30 $ 1,021.37
Expenses Paid During Period* $ 3.75 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 961.40 $ 1,023.59
Expenses Paid During Period* $ 1.58 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
42 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.5%
Global Infrastructure Fund Class Y 1,661,881 12,796
Global Real Estate Securities Fund Class Y 640,906 15,709
28,505
Domestic Equities - 19.9%
Multifactor U.S. Equity Fund Class Y 7,077,419 105,454
U.S. Small Cap Equity Fund Class Y 969,360 21,859
127,313
Fixed Income - 31.6%
Investment Grade Bond Fund Class Y 6,658,710 115,329
Long Duration Bond Fund Class Y 3,458,381 25,592
Opportunistic Credit Fund Class Y 1,617,516 12,827
Short Duration Bond Fund Class Y 703,446 12,824
Strategic Bond Fund Class Y 4,094,096 35,250
201,822
International Equities - 36.0%
Emerging Markets Fund Class Y 1,368,792 19,177
Global Equity Fund Class Y 23,279,320 191,821
Multifactor International Equity Fund Class Y 2,113,657 19,192
230,190
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,003,782 51,272
Total Investments in Affiliated Funds
(cost $633,991) 639,102
Total Investments - 100.0%
(identified cost $633,991) 639,102
Other Assets and Liabilities, Net - (0.0)%
(314)
Net Assets - 100.0%
638,788

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 43
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 633, 991
Investments, at fair value(>) ........................................................................................................................................................
639,102
Receivables:
Investments sold ............................................................................................................................................................... 1,769
Fund shares sold ............................................................................................................................................................... 277
Total assets ...............................................................................................................................................................
641,148
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,872
Accrued fees to affiliates .................................................................................................................................................. 369
Other accrued expenses .................................................................................................................................................... 119
Total liabilities ...........................................................................................................................................................
2,360
Net Assets ...............................................................................................................................................................
$ 638,788

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (45,27 7 )
Shares of beneficial interest .........................................................................................................................................................
727
Additional paid-in capital ............................................................................................................................................................
683, 33 8
Net Assets ...............................................................................................................................................................
$ 638,788
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.43
Class A — Net assets ........................................................................................................................................................... $ 312,806,205
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 35,178,737
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.48
Class C — Net assets ........................................................................................................................................................... $ 195,869,021
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 23,088,778
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.09
Class R1 — Net assets ......................................................................................................................................................... $ 8,128,626
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 894,311
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 8.93
Class R4 — Net assets ......................................................................................................................................................... $ 21,758,086
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 2,437,037
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.90
Class R5 — Net assets ......................................................................................................................................................... $ 14,598,101
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,640,400
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.08
Class S — Net assets ............................................................................................................................................................ $ 85,627,680
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,432,503
Amounts in thousands
(>)     Investments in affiliated funds $ 639,102
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 45
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 16,392
Expenses
Advisory fees ................................................................................................................................................................... 1,435
Administrative fees .......................................................................................................................................................... 305
Custodian fees .................................................................................................................................................................. 40
Distribution fees - Class A ............................................................................................................................................... 859
Distribution fees - Class C ............................................................................................................................................... 1,681
Distribution fees - Class R5 ............................................................................................................................................. 48
Transfer agent fees - Class A ........................................................................................................................................... 688
Transfer agent fees - Class C ........................................................................................................................................... 448
Transfer agent fees - Class R1 ......................................................................................................................................... 17
Transfer agent fees - Class R4 ......................................................................................................................................... 54
Transfer agent fees - Class R5 ......................................................................................................................................... 38
Transfer agent fees - Class S ............................................................................................................................................ 190
Professional fees .............................................................................................................................................................. 69
Registration fees ............................................................................................................................................................... 91
Shareholder servicing fees - Class C ............................................................................................................................... 560
Shareholder servicing fees - Class R4 ............................................................................................................................. 67
Shareholder servicing fees - Class R5 ............................................................................................................................. 48
Trustees’ fees .................................................................................................................................................................... 43
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 27
Expenses before reductions .............................................................................................................................................. 6,734
Expense reductions .......................................................................................................................................................... (1,776)
Net expenses ................................................................................................................................................................................
4,958
Net investment income (loss) .......................................................................................................................................................
11,434
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (48,1 8 5 )
Capital gain distributions from affiliated funds ............................................................................................................... 5,429
Net realized gain (loss) ................................................................................................................................................................
(42,756)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 70,8 6 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. 70,863
Net realized and unrealized gain (loss) ........................................................................................................................................ 28,107
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 39,541

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,434 $ 31,402
Net realized gain (loss) ....................................................................................................................... (42,756) 18,055
Net change in unrealized appreciation (depreciation) ........................................................................ 70,8 6 3 (217,029)
Net increase (decrease) in net assets from operations .............................................................................. 39,541 (167,572)
Distributions
To shareholders
Class A .......................................................................................................................................... (14,098) (64,558)
Class C .......................................................................................................................................... (8,670) (46,932)
Class R1 ........................................................................................................................................ (363) (1,701)
Class R4 ........................................................................................................................................ (1,087) (5,266)
Class R5 ........................................................................................................................................ (786) (4,331)
Class S .......................................................................................................................................... (3,916) (20,773)
Net decrease in net assets from distributions ............................................................................................ (28,920) (143,561)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (94,519) (24,509)
Total Net Increase (Decrease) in Net Assets ........................................................................
(83,898) (335,642)
Net Assets
Beginning of period .................................................................................................................................. 722,686 1,058,328
End of period .............................................................................................................................................
$ 638,788 $ 722,686

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 47
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,609 $ 14,881 1,924 $ 20,012
Proceeds from reinvestment of distributions 1,558 14,029 5,986 64,229
Payments for shares redeemed (6,689) (61,982) (7,089) (72,065)
Net increase (decrease)
(3,522) (33,072) 821 12,176
Class C
Proceeds from shares sold 719 6,343 876 8,668
Proceeds from reinvestment of distributions 1,009 8,658 4,524 46,859
Payments for shares redeemed (5,897) (52,018) (6,987) (68,857)
Net increase (decrease)
(4,169) (37,017) (1,587) (13,330)
Class R1
Proceeds from shares sold 62 583 87 890
Proceeds from reinvestment of distributions 39 363 155 1,701
Payments for shares redeemed (165) (1,561) (255) (2,493)
Net increase (decrease)
(64) (615) (13) 98
Class R4
Proceeds from shares sold 231 2,152 298 3,116
Proceeds from reinvestment of distributions 120 1,087 488 5,265
Payments for shares redeemed (887) (8,185) (1,166) (12,330)
Net increase (decrease)
(536) (4,946) (380) (3,949)
Class R5
Proceeds from shares sold 223 2,055 258 2,662
Proceeds from reinvestment of distributions 87 786 402 4,331
Payments for shares redeemed (1,128) (10,501) (791) (8,220)
Net increase (decrease)
(818) (7,660) (131) (1,227)
Class S
Proceeds from shares sold 854 8,133 1,542 15,795
Proceeds from reinvestment of distributions 424 3,901 1,893 20,711
Payments for shares redeemed (2,461) (23,243) (5,275) (54,783)
Net increase (decrease)
(1,183) (11,209) (1,840) (18,277)
Total increase (decrease)
(10,292) $ (94,519) (3,130) $ (24,509)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
October 31, 2023 8.81 .17 .29 .46 (.16) (.22) —
October 31, 2022 12.40 .38 (2.25) (1.87) (.40) (1.32) —
October 31, 2021 9.93 .25 2.45 2.70 (.23) — —
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27) —
October 31, 2019 10.77 .30 .56 .86 (.45) — (.10)
Class C
October 31, 2023 8.44 .09 .29 .38 (.12) (.22) —
October 31, 2022 11.97 .29 (2.16) (1.87) (.34) (1.32) —
October 31, 2021 9.59 .14 2.39 2.53 (.15) — —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27) —
October 31, 2019 10.50 .22 .54 .76 (.43) — (.09)
Class R1
October 31, 2023 8.99 .20 .29 .49 (.17) (.22) —
October 31, 2022 12.62 .41 (2.30) (1.89) (.42) (1.32) —
October 31, 2021 10.10 .30 2.47 2.77 (.25) — —
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27) —
October 31, 2019 10.92 .35 .54 .89 (.45) — (.10)
Class R4
October 31, 2023 8.84 .16 .31 .47 (.16) (.22) —
October 31, 2022 12.45 .38 (2.27) (1.89) (.40) (1.32) —
October 31, 2021 9.96 .25 2.47 2.72 (.23) — —
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27) —
October 31, 2019 10.80 .31 .55 .86 (.45) — (.09)
Class R5
October 31, 2023 8.82 .16 .28 .44 (.14) (.22) —
October 31, 2022 12.42 .37 (2.28) (1.91) (.37) (1.32) —
October 31, 2021 9.95 .21 2.46 2.67 (.20) — —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27) —
October 31, 2019 10.81 .27 .57 .84 (.44) — (.10)
Class S
October 31, 2023 8.98 .19 .30 .49 (.17) (.22) —
October 31, 2022 12.61 .43 (2.32) (1.89) (.42) (1.32) —
October 31, 2021 10.09 .29 2.48 2.77 (.25) — —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27) —
October 31, 2019 10.91 .34 .55 .89 (.45) — (.10)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.38) 8.89 5.21 312,806 .73 .47 1.80 37
(1.72) 8.81 (17.35) 340,785 .74 .47 3.71 8
(.23) 12.40 27.33 469,854 .73 .47 2.09 59
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.55) 11.08 8.58 546,705 .73 .47 2.86 11
(.34) 8.48 4.44 195,869 1.48 1.22 1.06 37
(1.66) 8.44 (18.03) 230,023 1.49 1.22 3.02 8
(.15) 11.97 26.49 345,256 1.48 1.22 1.20 59
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
(.39) 9.09 5.47 8,129 .48 .26 2.07 37
(1.74) 8.99 (17.21) 8,608 .49 .26 3.98 8
(.25) 12.62 27.59 12,249 .48 .26 2.49 59
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.55) 11.26 8.81 19,058 .48 .26 3.24 11
(.38) 8.93 5.28 21,758 .73 .51 1.75 37
(1.72) 8.84 (17.50) 26,286 .74 .51 3.69 8
(.23) 12.45 27.40 41,735 .73 .51 2.08 59
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.54) 11.12 8.64 56,506 .73 .51 2.89 11
(.36) 8.90 4.97 14,598 .98 .76 1.70 37
(1.69) 8.82 (17.64) 21,682 .99 .76 3.68 8
(.20) 12.42 26.93 32,161 .98 .76 1.79 59
(.47) 9.95 (6.41) 30,254 .98 .76 2.28 37
(.54) 11.11 8.36 39,329 .98 .76 2.52 11
(.39) 9.08 5.44 85,628 .48 .32 1.98 37
(1.74) 8.98 (17.27) 95,302 .49 .32 4.18 8
(.25) 12.61 27.56 157,073 .48 .32 2.38 59
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37
(.55) 11.25 8.79 281,677 .48 .31 3.10 11

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 26,102
Administrative fees 23,668
Distribution fees 199,110
Shareholder servicing fees 51,004
Transfer agent fees 64,746
Trustee fees 4,100
$ 368,730
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 14,992 $ 1,106 $ 25 $ (1,115) $ 12,796 $ 287 $ —
Global Real Estate Securities Fund 28,148 3,949 15,401 (4,398) 3,411 15,709 353 —
Multifactor U.S. Equity Fund 106,750 23,087 26,852 (2,319) 4,788 105,454 1,655 4,177
U.S. Small Cap Equity Fund 29,951 1,899 6,753 (298) (2,940) 21,859 196 1,252
Investment Grade Bond Fund — 125,601 5,869 (156) (4,247) 115,329 402 —
Long Duration Bond Fund — 27,822 482 (19) (1,729) 25,592 — —
Opportunistic Credit Fund — 14,024 893 (15) (289) 12,827 112 —
Short Duration Bond Fund — 13,940 1,078 (3) (35) 12,824 29 —
Strategic Bond Fund 198,260 15,741 179,556 (33,275) 34,080 35,250 3,864 —
Unconstrained Total Return Fund 14,432 359 15,137 (681) 1,027 — 324 —
Emerging Markets Fund 16,961 7,452 6,506 1,211 59 19,177 432 —
Global Equity Fund 234,494 8,623 76,045 (7,532) 32,281 191,821 4,807 —
Multifactor International Equity
Fund 36,333 835 22,419 (100) 4,543 19,192 806 —
Multi-Strategy Income Fund 57,856 3,128 10,116 (625) 1,029 51,272 3,125 —
$ 723,185 $ 261,452 $ 368,213 $ (48,185) $ 70,863 $ 639,102 $ 16,392 $ 5,429
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 642,367,244 $ 13,205,312 $ (16,470,412) $ (3,265,100) $ 100,770 $ (42,112,696)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 11,332,258 $ 17,587,442 $ — $ 32,561,679 $ 110,999,042 $ —

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 51
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
52 Growth Strategy Fund
Growth Strategy Fund - Class A
‡
Total
Return
1 Year 0 .74%
5 Years 2 .60%§
10 Years 3 .36%§
Growth Strategy Fund - Class C
Total
Return
1 Year 6 .14%
5 Years 3 .05%§
10 Years 3 .20%§
Growth Strategy Fund - Class R1
Total
Return
1 Year 7 .21%
5 Years 4 .13%§
10 Years 4 .30%§
Growth Strategy Fund - Class R4
‡‡
Total
Return
1 Year 6 .82%
5 Years 3 .86%§
10 Years 4 .03%§
Growth Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year 6 .63%
5 Years 3 .60%§
10 Years 3 .77%§
Growth Strategy Fund - Class S
Total
Return
1 Year 7 .10%
5 Years 4 .08%§
10 Years 4 .24%§
Russell 1000
®
Index
**
Total
Return
1 Year 9 .48%
5 Years 10 .71%§
10 Years 10 .88%§
Bloomberg U.S. Aggregate Bond Index
***
Total
Return
1 Year 0 .36%
5 Years (0 .06)%§
10 Years 0 .88%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year 12 .56%
5 Years 4 .26%§
10 Years 3 .05%§

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Growth Strategy Fund 53
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares gained 6.85%, 6.14%, 7.21%, 6.82%,
6.63% and 7.10%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained
9.48% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Moderately
Aggressive Allocation Category, a group of funds that
Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 4.69%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At
the end of the first quarter of 2023, the collapses of Silicon
Valley Bank and Credit Suisse highlighted the impacts that
the rate hikes had on banks. The regional banking crisis in
March precipitated fears of contagion risk in the financial
sector but fears of a long-term impact were short-lived as
markets rebounded. Despite the hardships faced by interest
rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In equity markets, Japan and
Europe had the strongest regional returns over the period. In the
U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication Services and Information Technology
were the strongest sectors, while defensive sectors (Utilities,
Real Estate, Consumer Staples) generally underperformed, as
investors turned to other investments to derive yield rather than these sectors with liability challenges amid higher rates. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index, which measures bond
volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a hawkish posture.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Within equities, an underlying preferences for value and small-cap securities detracted. However, an overweight to Europe, Middle East, and
Africa ex UK was additive. In fixed income, a long duration
positioning detracted as central bank policy rates continued to increase over the fiscal year. Global real estate was a detractor as the rise in interest rates put pressure on the sector.
Equity markets delivered positive returns over the fiscal year. In terms of Underlying Fund performance, the Global Equity Fund outperformed its benchmark due to strong sector allocation;
an underweight to Real Estate and Utilities was additive. The
Multifactor U.S. Equity Fund underperformed its benchmark
as a preference for the value factor and underweight to growth underperformed. The U.S. Small Cap Equity Fund delivered
absolute negative returns over the period - impacted by style headwinds - but outperformed its benchmark due to security
selection by underlying money managers.
Fixed income was a detractor over the fiscal year, delivering absolute negative returns. The Strategic Bond Fund
underperformed its benchmark due to a long duration posture.
However, for the portion of the fiscal year that it was an
Underlying Fund, the Unconstrained Total Return Fund
delivered strong performance due to a credit overweight in
securitized and high yield assets.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
54 Growth Strategy Fund
The multi-asset and alternative portions of the Fund’s portfolio delivered mixed returns over the fiscal year. The Multi-Asset
Growth Strategy Fund outperformed its benchmark, driven by
value-oriented money manager stock selection. The Global Real
Estate Securities Fund outperformed its benchmark but had
negative total returns largely due to a lower risk premium in a high interest rate environment. Within the Global Real Estate
Securities Fund, favorable security selection in the health care sector coupled with an overweight and positive stock selection within the information technology sector drove benchmark
relative performance. The Global Infrastructure Fund had
negative absolute returns as negative security selection among gas utilities and multi-utilities and an out-of-index allocation to communications detracted from performance.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 71%
to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the Global
Infrastructure Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 72% to equity, 14.5% to fixed income, 8% to multi-
asset and 5.5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the U.S. Strategic Equity Fund, Long Duration Bond Fund
and Opportunistic Credit Fund and removed an allocation to the
Unconstrained Total Return Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Growth Strategy Fund 55
* Assumes initial investment on November 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
56 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 967.60 $ 1,022.43
Expenses Paid During Period* $ 2.73 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 964.50 $ 1,018.65
Expenses Paid During Period* $ 6.44 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 969.20 $ 1,023.95
Expenses Paid During Period* $ 1.24 $ 1.28
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Growth Strategy Fund 57
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 967.90 $ 1,022.68
Expenses Paid During Period* $ 2.48 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 967.00 $ 1,021.42
Expenses Paid During Period* $ 3.72 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 969.00 $ 1,023.69
Expenses Paid During Period* $ 1.49 $ 1.53
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
58 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.5%
Global Infrastructure Fund Class Y 1,576,639 12,140
Global Real Estate Securities Fund Class Y 851,025 20,859
32,999
Domestic Equities - 30.9%
Multifactor U.S. Equity Fund Class Y 7,111,770 105,965
U.S. Small Cap Equity Fund Class Y 1,177,878 26,561
U.S. Strategic Equity Fund Class Y 3,988,453 54,602
187,128
Fixed Income - 14.6%
Long Duration Bond Fund Class Y 2,863,700 21,191
Opportunistic Credit Fund Class Y 1,542,139 12,229
Strategic Bond Fund Class Y 6,370,703 54,852
88,272
International Equities - 41.0%
Emerging Markets Fund Class Y 1,945,775 27,261
Global Equity Fund Class Y 21,286,180 175,398
Multifactor International Equity Fund Class Y 5,000,895 45,408
248,067
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 5,318,662 48,719
Total Investments in Affiliated Funds
(cost $603,174) 605,185
Total Investments - 100.0%
(identified cost $603,174) 605,185
Other Assets and Liabilities, Net - (0.0)%
(96)
Net Assets - 100.0%
605,089

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 59
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 603,174
Investments, at fair value(>) ........................................................................................................................................................
605,185
Receivables:
Fund shares sold ............................................................................................................................................................... 694
Total assets ...............................................................................................................................................................
605,879
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 91
Fund shares redeemed ...................................................................................................................................................... 244
Accrued fees to affiliates .................................................................................................................................................. 347
Other accrued expenses .................................................................................................................................................... 108
Total liabilities ...........................................................................................................................................................
790
Net Assets ...............................................................................................................................................................
$ 605,089

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (16,464)
Shares of beneficial interest .........................................................................................................................................................
607
Additional paid-in capital ............................................................................................................................................................
620,946
Net Assets ...............................................................................................................................................................
$ 605,089
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.73
Class A — Net assets ........................................................................................................................................................... $ 304,193,857
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 30,083,936
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.39
Class C — Net assets ........................................................................................................................................................... $ 151,867,465
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 16,181,634
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.39
Class R1 — Net assets ......................................................................................................................................................... $ 3,219,919
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 310,024
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 10.18
Class R4 — Net assets ......................................................................................................................................................... $ 17,675,521
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 1,735,474
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.11
Class R5 — Net assets ......................................................................................................................................................... $ 12,778,150
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,264,035
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.37
Class S — Net assets ............................................................................................................................................................ $ 115,354,583
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 11,125,938
Amounts in thousands
(>)     Investments in affiliated funds $ 605,185
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 61
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 13,288
Expenses
Advisory fees ................................................................................................................................................................... 1,319
Administrative fees .......................................................................................................................................................... 280
Custodian fees .................................................................................................................................................................. 39
Distribution fees - Class A ............................................................................................................................................... 806
Distribution fees - Class C ............................................................................................................................................... 1,284
Distribution fees - Class R5 ............................................................................................................................................. 41
Transfer agent fees - Class A ........................................................................................................................................... 64 5
Transfer agent fees - Class C ........................................................................................................................................... 342
Transfer agent fees - Class R1 ......................................................................................................................................... 8
Transfer agent fees - Class R4 ......................................................................................................................................... 45
Transfer agent fees - Class R5 ......................................................................................................................................... 33
Transfer agent fees - Class S ............................................................................................................................................ 246
Professional fees .............................................................................................................................................................. 64
Registration fees ............................................................................................................................................................... 94
Shareholder servicing fees - Class C ............................................................................................................................... 428
Shareholder servicing fees - Class R4 ............................................................................................................................. 56
Shareholder servicing fees - Class R5 ............................................................................................................................. 4 1
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ..................................................................................................................................................................... 30
Miscellaneous .................................................................................................................................................................. 29
Expenses before reductions .............................................................................................................................................. 5,870
Expense reductions .......................................................................................................................................................... (1,264)
Net expenses ................................................................................................................................................................................
4,606
Net investment income (loss) .......................................................................................................................................................
8,682
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (18,386)
Capital gain distributions from affiliated funds ............................................................................................................... 6,483
Net realized gain (loss) ................................................................................................................................................................
(11,903)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 48,159
Net change in unrealized appreciation (depreciation) ................................................................................................................. 48,159
Net realized and unrealized gain (loss) ........................................................................................................................................ 36,256
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 44,938

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,682 $ 29,981
Net realized gain (loss) ....................................................................................................................... (11,903) 20,107
Net change in unrealized appreciation (depreciation) ........................................................................ 48,159 (199,741)
Net increase (decrease) in net assets from operations .............................................................................. 44,938 (149,653)
Distributions
To shareholders
Class A .......................................................................................................................................... (13,631) (64,893)
Class C .......................................................................................................................................... (7,579) (38,633)
Class R1 ........................................................................................................................................ (195) (1,041)
Class R4 ........................................................................................................................................ (952) (6,570)
Class R5 ........................................................................................................................................ (755) (4,498)
Class S .......................................................................................................................................... (5 ,318 ) (25,766)
From return of capital
Class A .......................................................................................................................................... (470)
—
Class C .......................................................................................................................................... (214)
—
Class R1 ........................................................................................................................................ (5)
—
Class R4 ........................................................................................................................................ (33)
—
Class R5 ........................................................................................................................................ (21)
—
Class S .......................................................................................................................................... (184)
—
Net decrease in net assets from distributions ............................................................................................ (29,357) (141,401)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (60,714) 22,005
Total Net Increase (Decrease) in Net Assets ........................................................................
(45,133) (269,049)
Net Assets
Beginning of period .................................................................................................................................. 650,222 919,271
End of period .............................................................................................................................................
$ 605,089 $ 650,222

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 63
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,882 $ 19,529 1,098 $ 12,776
Proceeds from reinvestment of distributions 1,393 14,014 5,345 64,367
Payments for shares redeemed (4,336) (45,272) (4,897) (55,216)
Net increase (decrease)
(1,061) (11,729) 1,546 21,927
Class C
Proceeds from shares sold 616 5,953 571 6,036
Proceeds from reinvestment of distributions 833 7,782 3,401 38,578
Payments for shares redeemed (3,945) (38,226) (3,636) (39,106)
Net increase (decrease)
(2,496) (24,491) 336 5,508
Class R1
Proceeds from shares sold 50 537 81 936
Proceeds from reinvestment of distributions 20 200 85 1,041
Payments for shares redeemed (243) (2,612) (142) (1,565)
Net increase (decrease)
(173) (1,875) 24 412
Class R4
Proceeds from shares sold 163 1,719 245 2,780
Proceeds from reinvestment of distributions 98 985 541 6,570
Payments for shares redeemed (834) (8,708) (1,664) (18,768)
Net increase (decrease)
(573) (6,004) (878) (9,418)
Class R5
Proceeds from shares sold 169 1,789 286 3,168
Proceeds from reinvestment of distributions 78 776 372 4,498
Payments for shares redeemed (915) (9,580) (833) (9,545)
Net increase (decrease)
(668) (7,015) (175) (1,879)
Class S
Proceeds from shares sold 1,353 14,475 1,570 18,578
Proceeds from reinvestment of distributions 533 5,497 2,093 25,740
Payments for shares redeemed (2,776) (29,572) (3,296) (38,863)
Net increase (decrease)
(890) (9,600) 367 5,455
Total increase (decrease)
(5,861) $ (60,714) 1,220 $ 22,005

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2023 9 .90 .15 .52 .67 ( .13) ( .31) (.02 )
October 31, 2022 14 .22 .45 (2 .57) (2 .12) ( .48) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60) —
(Ɵ)
October 31, 2019 12 .04 .33 .54 .87 ( .60) ( .13) —
Class C
October 31, 2023 9 .26 .07 .49 .56 ( .11) ( .31) (.01 )
October 31, 2022 13 .48 .33 (2 .40) (2 .07) ( .43) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —
(Ɵ)
October 31, 2019 11 .59 .22 .53 .75 ( .58) ( .13) —
Class R1
October 31, 2023 10 .14 .23 .49 .72 ( .14) ( .31) (.02)
October 31, 2022 14 .51 .49 (2 .63) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .22 .43 .49 .92 ( .61) ( .13) —
Class R4
October 31, 2023 9 .97 .16 .51 .67 ( .13) ( .31) (.02)
October 31, 2022 14 .30 .49 (2 .61) (2 .12) ( .49) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —
(Ɵ)
October 31, 2019 12 .09 .34 .54 .88 ( .60) ( .13) —
Class R5
October 31, 2023 9 .91 .15 .50 .65 ( .13) ( .31) (.01)
October 31, 2022 14 .24 .47 (2 .62) (2 .15) ( .46) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —
(Ɵ)
October 31, 2019 12 .08 .32 .52 .84 ( .59) ( .13) —
Class S
October 31, 2023 10 .13 .19 .52 .71 ( .14) ( .31) (.02)
October 31, 2022 14 .50 .51 (2 .65) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .21 .39 .53 .92 ( .61) ( .13) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ) (≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
( .46) 10 .11 6 .85 304,194 .74 .55 1 .45 30
(2 .20) 9 .90 (17 .53) 308,433 .74 .55 3 .98 10
( .17) 14 .22 35 .55 421,040 .74 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .73) 12 .18 8 .09 455,749 .73 .56 2 .82 13
( .43) 9 .39 6 .14 151,867 1 .49 1 .30 0 .69 30
(2 .15) 9 .26 (18 .22) 173,038 1 .49 1 .30 3 .11 10
( .11) 13 .48 34 .70 247,152 1 .49 1 .32 .94 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .71) 11 .63 7 .27 332,569 1 .49 1 .31 1 .99 13
( .47) 10 .39 7 .21 3,220 .49 .25 2 .15 30
(2 .23) 10 .14 (17 .29) 4,899 .49 .25 4 .24 10
( .20) 14 .51 35 .98 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .74) 12 .40 8 .40 7,947 .48 .26 3 .62 13
( .46) 10 .18 6 .82 17,676 .74 .50 1 .51 30
(2 .21) 9 .97 (17 .48) 23,014 .74 .50 4 .28 10
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .73) 12 .24 8 .16 57,807 .74 .52 2 .85 13
( .45) 10 .11 6 .63 12,777 .99 .75 1 .42 30
(2 .18) 9 .91 (17 .71) 19,144 .99 .75 4 .14 10
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .72) 12 .20 7 .82 32,313 .99 .77 2 .71 13
( .47) 10 .37 7 .10 115,355 .49 .30 1 .77 30
(2 .23) 10 .13 (17 .34) 121,694 .49 .30 4 .38 10
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40
( .74) 12 .39 8 .40 169,174 .48 .31 3 .26 13

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 10,018
Administrative fees 22,343
Distribution fees 167,699
Shareholder servicing fees 40,133
Transfer agent fees 103,591
Trustee fees 3,518
$ 347,302
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 13,851 $ 670 $ 15 $ (1,056) $ 12,140 $ 265 $ —
Global Real Estate Securities Fund 30,717 4,427 12,908 (3,603) 2,226 20,859 476 —
Multifactor U.S. Equity Fund 135,546 13,261 45,545 (72) 2,775 105,965 1,901 5,349
U.S. Small Cap Equity Fund 26,864 9,746 7,100 (203) (2,746) 26,561 178 1,134
U.S. Strategic Equity Fund — 58,907 929 (34) (3,342) 54,602 139 —
Long Duration Bond Fund — 22,852 220 (9) (1,432) 21,191 — —
Opportunistic Credit Fund — 13,164 649 (11) (275) 12,229 106 —
Strategic Bond Fund 55,976 21,937 20,944 (867) (1,250) 54,852 1,256 —
Unconstrained Total Return Fund 12,754 655 13,721 (595) 907 — 292 —
Emerging Markets Fund 12,058 16,967 1,905 (292) 433 27,261 314 —
Global Equity Fund 269,590 5,603 131,006 (10,243) 41,454 175,398 5,579 —
Multifactor International Equity
Fund 42,304 14,378 15,129 (746) 4,601 45,408 954 —
Multi-Asset Growth Strategy Fund 64,880 1,991 22,290 (1,726) 5,864 48,719 1,828 —
$ 650,689 $ 197,739 $ 273,016 $ (18,386) $ 48,159 $ 605,185 $ 13,288 $ 6,483
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 610,588,966 $ 85,304,072 $ (90,708,043) $ (5,403,971) $ — $ (11,060,395)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,080,2 02 $ 20,350,120 $ 927,154 $ 45,202,755 $ 96,198,207 $ —

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 67
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 924
Additional paid-in capital
(924)
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
68 Equity Growth Strategy Fund
Equity Growth Strategy Fund - Class A
‡
Total
Return
1 Year 1 .32%
5 Years 2 .86%§
10 Years 3 .73%§
Equity Growth Strategy Fund - Class C
Total
Return
1 Year 6 .74%
5 Years 3 .32%§
10 Years 3 .56%§
Equity Growth Strategy Fund - Class R1
Total
Return
1 Year 7 .99%
5 Years 4 .44%§
10 Years 4 .70%§
Equity Growth Strategy Fund - Class R4
‡‡
Total
Return
1 Year 7 .69%
5 Years 4 .18%§
10 Years 4 .45%§
Equity Growth Strategy Fund - Class R5
‡‡‡
Total
Return
1 Year 7 .48%
5 Years 3 .93%§
10 Years 4 .19%§
Equity Growth Strategy Fund - Class S
Total
Return
1 Year 7 .88%
5 Years 4 .36%§
10 Years 4 .62%§
Russell 1000
®
Index
* *
Total
Return
1 Year 9 .48%
5 Years 10 .71%§
10 Years 10 .88%§
MSCI World ex USA Index (Net)
***
Total
Return
1 Year 12 .56%
5 Years 4 .26%§
10 Years 3 .05%§

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Equity Growth Strategy Fund 69
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). Certain Underlying Funds
employ a multi-manager approach whereby portions of the
Underlying Funds are allocated to different money manager
strategies. Underlying Fund assets not allocated to money
managers are managed by Russell Investment Management,
LLC (“RIM”), the Fund’s and Underlying Funds’ advisor. RIM,
as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any
time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money
manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote.
Pursuant to the terms of the exemptive order, an Underlying
Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares gained 7.53%, 6.74%, 7.99%, 7.69%,
7.48% and 7.88%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained
9.48% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Moderately
Aggressive Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 4.69%. This return serves as a peer comparison
and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At
the end of the first quarter of 2023, the collapses of Silicon
Valley Bank and Credit Suisse highlighted the impacts that
the rate hikes had on banks. The regional banking crisis in
March precipitated fears of contagion risk in the financial
sector but fears of a long-term impact were short-lived as
markets rebounded. Despite the hardships faced by interest
rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In equity markets, Japan and
Europe had the strongest regional returns over the period. In the
U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication Services and Information Technology
were the strongest sectors, while defensive sectors (Utilities,
Real Estate, Consumer Staples) generally underperformed, as
investors turned to other investments to derive yield rather than these sectors with liability challenges amid higher rates. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index, which measures bond
volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a hawkish posture.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation detracted from benchmark-
relative performance during the fiscal year. Within equities, an underlying preferences for value and small-cap securities detracted. However, an overweight to Europe, Middle East, and
Africa ex UK was additive. In fixed income, a long duration
positioning detracted as central bank policy rates continued to increase over the fiscal year. Global real estate was a detractor as the rise in interest rates put pressure on the sector.
Equity markets delivered positive returns over the fiscal year. In terms of Underlying Fund performance, the Global Equity Fund outperformed its benchmark due to strong sector allocation;
an underweight to Real Estate and Utilities was additive. The
Multifactor U.S. Equity Fund underperformed its benchmark
as a preference for the value factor and underweight to growth underperformed. The U.S. Small Cap Equity Fund delivered
absolute negative returns over the period - impacted by style headwinds - but outperformed its benchmark due to security
selection by underlying money managers.
Fixed income was a detractor over the fiscal year, delivering absolute negative returns. For the portion of the fiscal year that it was an Underlying Fund, the RIC Strategic Bond Fund
underperformed its benchmark due to a long duration posture.
The multi-asset and alternative portions of the Fund’s portfolio delivered mixed returns over the fiscal year. The Multi-Asset
Growth Strategy Fund outperformed its benchmark, driven by
value-oriented money manager stock selection. The Global
Real Estate Securities Fund outperformed its benchmark but

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
70 Equity Growth Strategy Fund
had negative total returns largely due to a lower risk premium in a high interest rate environment. Within the Global Real
Estate Securities Fund, favorable security selection in the health care sector with an overweight to the information technology sector drove benchmark relative performance. The Global
Infrastructure Fund had negative absolute returns as negative security selection among gas utilities and multi-utilities and an out-of-index allocation to communications detracted from
performance.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 80% to equity, 10% to multi-asset, 6% to alternative and 4% to fixed income asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the Global
Infrastructure Fund and Strategic Bond Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 81% to equity, 8% to multi-asset, 6.5% to alternative and 4.5% to fixed income asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the U.S. Strategic Equity Fund, Long Duration Bond Fund and
Opportunistic Credit Fund and removed an allocation to the
Strategic Bond Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on November 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on
October 1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on
October 1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Equity Growth Strategy Fund 71
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 969.80 $ 1,022.48
Expenses Paid During Period* $ 2.68 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 966.50 $ 1,018.70
Expenses Paid During Period* $ 6.39 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 971.70 $ 1,024.15
Expenses Paid During Period* $ 1.04 $ 1.07
* Expenses are equal to the Fund's annualized expense ratio of 0.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
72 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 971.10 $ 1,022.89
Expenses Paid During Period* $ 2.29 $ 2.35
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 970.00 $ 1,021.63
Expenses Paid During Period* $ 3.53 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 972.00 $ 1,023.74
Expenses Paid During Period* $ 1.44 $ 1.48
* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 73
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.5%
Global Infrastructure Fund Class Y 716,218 5,515
Global Real Estate Securities Fund Class Y 499,444 12,241
17,756
Domestic Equities - 36.0%
Multifactor U.S. Equity Fund Class Y 3,686,875 54,934
U.S. Small Cap Equity Fund Class Y 655,595 14,784
U.S. Strategic Equity Fund Class Y 2,108,877 28,870
98,588
Fixed Income - 4.5%
Long Duration Bond Fund Class Y 928,134 6,868
Opportunistic Credit Fund Class Y 696,828 5,526
12,394
International Equities - 45.1%
Emerging Markets Fund Class Y 1,177,342 16,495
Global Equity Fund Class Y 9,659,352 79,593
Multifactor International Equity Fund Class Y 3,027,438 27,489
123,577
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 2,407,470 22,053
Total Investments in Affiliated Funds
(cost $280,656) 274,368
Total Investments - 100.1%
(identified cost $280,656 ) 274,368
Other Assets and Liabilities, Net - (0.1)%
(193)
Net Assets - 100.0%
274,175

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Equity Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 280, 656
Investments, at fair value(>) ........................................................................................................................................................
274,368
Receivables:
Investments sold ............................................................................................................................................................... 272
Fund shares sold ............................................................................................................................................................... 52
From affiliates .................................................................................................................................................................. 8
Total assets ...............................................................................................................................................................
274, 700
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 296
Accrued fees to affiliates .................................................................................................................................................. 1 62
Other accrued expenses .................................................................................................................................................... 67
Total liabilities ...........................................................................................................................................................
5 25
Net Assets ...............................................................................................................................................................
$ 274,175

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 75
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (20,037)
Shares of beneficial interest .........................................................................................................................................................
236
Additional paid-in capital ............................................................................................................................................................
293,976
Net Assets ...............................................................................................................................................................
$ 274,175
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.98
Class A — Net assets ........................................................................................................................................................... $ 131,964,935
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 10,787,141
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.34
Class C — Net assets ........................................................................................................................................................... $ 80,364,453
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 7,768,967
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.43
Class R1 — Net assets ......................................................................................................................................................... $ 2,141,975
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 172,320
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 11.95
Class R4 — Net assets ......................................................................................................................................................... $ 7,597,024
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 635,784
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 11.68
Class R5 — Net assets ......................................................................................................................................................... $ 4,424,634
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 378,979
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.38
Class S — Net assets ............................................................................................................................................................ $ 47,681,701
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,852,501
Amounts in thousands
(>)     Investments in affiliated funds $ 274,368
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
76 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 5,915
Expenses
Advisory fees ................................................................................................................................................................... 592
Administrative fees .......................................................................................................................................................... 126
Custodian fees .................................................................................................................................................................. 37
Distribution fees - Class A ............................................................................................................................................... 336
Distribution fees - Class C ............................................................................................................................................... 687
Distribution fees - Class R5 ............................................................................................................................................. 16
Transfer agent fees - Class A ........................................................................................................................................... 269
Transfer agent fees - Class C ........................................................................................................................................... 183
Transfer agent fees - Class R1 ......................................................................................................................................... 5
Transfer agent fees - Class R4 ......................................................................................................................................... 17
Transfer agent fees - Class R5 ......................................................................................................................................... 13
Transfer agent fees - Class S ............................................................................................................................................ 105
Professional fees .............................................................................................................................................................. 45
Registration fees ............................................................................................................................................................... 93
Shareholder servicing fees - Class C ............................................................................................................................... 229
Shareholder servicing fees - Class R4 ............................................................................................................................. 21
Shareholder servicing fees - Class R5 ............................................................................................................................. 16
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 19
Expenses before reductions .............................................................................................................................................. 2,846
Expense reductions .......................................................................................................................................................... (698)
Net expenses ................................................................................................................................................................................
2,148
Net investment income (loss) .......................................................................................................................................................
3,767
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (13,458)
Capital gain distributions from affiliated funds ............................................................................................................... 3,188
Net realized gain (loss) ................................................................................................................................................................
(10,270)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 28,103
Net change in unrealized appreciation (depreciation) ................................................................................................................. 28 , 103
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,833
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 21,600

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 77
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,767 $ 13,741
Net realized gain (loss) ....................................................................................................................... (10,270) 9,303
Net change in unrealized appreciation (depreciation) ........................................................................ 28,103 (88,776)
Net increase (decrease) in net assets from operations .............................................................................. 21,600 (65,732)
Distributions
To shareholders
Class A .......................................................................................................................................... (5, 598 ) (14,086)
Class C .......................................................................................................................................... (4, 286 ) (12,052)
Class R1 ........................................................................................................................................ (115) (293)
Class R4 ........................................................................................................................................ (37 2) (1,293)
Class R5 ........................................................................................................................................ (2 85 ) (707)
Class S .......................................................................................................................................... (2,3 20 ) (6,828)
From return of capital
Class A .......................................................................................................................................... (145)
—
Class C .......................................................................................................................................... (82)
—
Class R1 ........................................................................................................................................ (3)
—
Class R4 ........................................................................................................................................ (10)
—
Class R5 ........................................................................................................................................ (6)
—
Class S .......................................................................................................................................... (62)
—
Net decrease in net assets from distributions ............................................................................................ (13,284) (35,259)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (18,825) (5,550)
Total Net Increase (Decrease) in Net Assets ........................................................................
(10,509) (106,541)
Net Assets
Beginning of period .................................................................................................................................. 284,684 391,225
End of period .............................................................................................................................................
$ 274,175 $ 284,684

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
78 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 841 $ 10,723 399 $ 5,506
Proceeds from reinvestment of distributions 474 5,707 963 13,995
Payments for shares redeemed (935) (11,762) (1,132) (15,529)
Net increase (decrease)
380 4,668 230 3,972
Class C
Proceeds from shares sold 403 4,312 423 5,027
Proceeds from reinvestment of distributions 429 4,355 959 12,020
Payments for shares redeemed (1,992) (21,345) (1,574) (18,517)
Net increase (decrease)
(1,160) (12,678) (192) (1,470)
Class R1
Proceeds from shares sold 32 414 46 596
Proceeds from reinvestment of distributions 10 118 20 292
Payments for shares redeemed (87) (1,127) (44) (584)
Net increase (decrease)
(45) (595) 22 304
Class R4
Proceeds from shares sold 62 764 118 1,586
Proceeds from reinvestment of distributions 33 382 91 1,293
Payments for shares redeemed (178) (2,194) (425) (5,499)
Net increase (decrease)
(83) (1,048) (216) (2,620)
Class R5
Proceeds from shares sold 102 1,264 182 2,354
Proceeds from reinvestment of distributions 26 291 50 707
Payments for shares redeemed (326) (3,930) (161) (2,138)
Net increase (decrease)
(198) (2,375) 71 923
Class S
Proceeds from shares sold 512 6,445 399 5,623
Proceeds from reinvestment of distributions 194 2,367 463 6,780
Payments for shares redeemed (1,226) (15,609) (1,373) (19,062)
Net increase (decrease)
(520) (6,797) (511) (6,659)
Total increase (decrease)
(1,626) $ (18,825) (596) $ (5,550)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
80 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2023 11.90 .19 .69 .88 (.16) (.38) (.01)
October 31, 2022 15.88 .59 (3.18) (2.59) (.56) (.83) —
October 31, 2021 11.52 .27 4.23 4.50 (.14) — —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27) —
October 31, 2019 12.71 .39 .57 .96 (.51) — —
Class C
October 31, 2023 10.17 .07 .60 .67 (.11) (.38) (.01)
October 31, 2022 13.81 .37 (2.68) (2.31) (.50) (.83) —
October 31, 2021 10.07 .02 3.80 3.82 (.08) — —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27) —
October 31, 2019 11.31 .21 .56 .77 (.49) — —
Class R1
October 31, 2023 12.06 .24 .71 .95 (.18) (.38) (.02)
October 31, 2022 16.08 .66 (3.25) (2.59) (.60) (.83) —
October 31, 2021 11.66 .38 4.21 4.59 (.17) — —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27) —
October 31, 2019 12.82 .47 .54 1.01 (.52) — —
Class R4
October 31, 2023 11.63 .19 .69 .88 (.17) (.38) (.01)
October 31, 2022 15.55 .62 (3.14) (2.52) (.57) (.83) —
October 31, 2021 11.29 .26 4.15 4.41 (.15) — —
October 31, 2020 12.91 .32 (1.36) (1.04) (.31) (.27) —
October 31, 2019 12.46 .38 .59 .97 (.52) — —
Class R5
October 31, 2023 11.38 .17 .67 .84 (.15) (.38) (.01)
October 31, 2022 15.26 .49 (3.00) (2.51) (.54) (.83) —
October 31, 2021 11.08 .19 4.11 4.30 (.12) — —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27) —
October 31, 2019 12.28 .36 .55 .91 (.51) — —
Class S
October 31, 2023 12.02 .23 .70 .93 (.17) (.38) (.02)
October 31, 2022 16.02 .68 (3.26) (2.58) (.59) (.83) —
October 31, 2021 11.62 .32 4.25 4.57 (.17) — —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27) —
October 31, 2019 12.79 .43 .57 1.00 (.52) — —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.55) 12.23 7.53 131,965 .77 .54 1.48 35
(1.39) 11.90 (17.79) 123,791 .77 .55 4.34 10
(.14) 15.88 39.19 161,572 .77 .57 1.85 66
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.51) 13.16 8.25 168,429 .76 .56 3.10 15
(.50) 10.34 6.74 80,364 1.52 1.29 .62 35
(1.33) 10.17 (18.39) 90,793 1.52 1.30 3.15 10
(.08) 13.81 38.02 125,995 1.52 1.32 .14 66
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.58) 12.43 7.99 2,142 .52 .21 1.90 35
(1.43) 12.06 (17.57) 2,629 .52 .22 4.80 10
(.17) 16.08 39.55 3,145 .52 .24 2.56 66
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.56) 11.95 7.69 7,597 .77 .46 1.58 35
(1.40) 11.63 (17.73) 8,362 .77 .47 4.67 10
(.15) 15.55 39.19 14,544 .77 .49 1.82 66
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.52) 12.91 8.45 18,531 .76 .49 3.12 15
(.54) 11.68 7.48 4,425 1.02 .71 1.38 35
(1.37) 11.38 (17.98) 6,567 1.02 .72 3.78 10
(.12) 15.26 38.94 7,713 1.02 .74 1.37 66
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.51) 12.68 8.08 8,455 1.01 .74 2.95 15
(.57) 12.38 7.88 47,682 .52 .29 1.80 35
(1.42) 12.02 (17.57) 52,542 .52 .30 4.96 10
(.17) 16.02 39.45 78,256 .52 .32 2.17 66
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42
(.52) 13.27 8.52 140,333 .51 .31 3.37 15

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 10,175
Distribution fees 82,757
Shareholder servicing fees 20,504
Transfer agent fees 46,839
Trustee fees 1,489
$ 161,764
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ — $ 6,291 $ 290 $ — $ (486) $ 5,515 $ 120 $ —
Global Real Estate Securities Fund 13,478 2,278 2,692 (603) (220) 12,241 283 —
Multifactor U.S. Equity Fund 64,774 6,672 17,949 (2,202) 3,639 54,934 952 2,574
U.S. Small Cap Equity Fund 14,573 4,710 2,810 (390) (1,299) 14,784 96 614
U.S. Strategic Equity Fund — 31,371 708 (26) (1,767) 28,870 74 —
Long Duration Bond Fund — 7,454 116 (6) (464) 6,868 — —
Opportunistic Credit Fund — 6,008 351 (7) (124) 5,526 48 —
Strategic Bond Fund — 12,461 12,035 (426) — — 27 —
Emerging Markets Fund 6,552 10,991 1,004 (174) 130 16,495 171 —
Global Equity Fund 137,523 3,024 76,605 (8,095) 23,746 79,593 2,872 —
Multifactor International Equity
Fund 19,840 9,787 3,787 (176) 1,825 27,489 451 —
Multi-Asset Growth Strategy Fund 28,167 1,201 9,085 (1,353) 3,123 22,053 821 —
$ 284,907 $ 102,248 $ 127,432 $ (13,458) $ 28,103 $ 274,368 $ 5,915 $ 3,188
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 283,747,272 $ 15,232,151 $ (24,611,297) $ (9,379,146) $ — $ (10,864,932)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,453,301 $ 9,522,018 $ 308,256 $ 14,148,071 $ 21,111,103 $ —

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 83
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 306
Additional paid-in capital
(306)
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2023
84 Notes to Financial Highlights
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(Ɵ) Less than $.01 per share.
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2023
Notes to Financial Statements 85
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2023.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of October 31, 2023. The equity Underlying Funds in which the Funds may invest include the
Multifactor U.S. Equity, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor International Equity,
Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-
asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Growth Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real
Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 18% 37% 56% 72% 81%
Fixed Income 72% 52% 31.5% 14.5% 4.5%
Multi-Asset 8% 8% 8% 8% 8%
Alternative# 2% 3% 4.5% 5.5% 6.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
86 Notes to Financial Statements
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of October 31, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 87
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2020 through October 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class R1, Class
R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
88 Notes to Financial Statements
applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of
1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar
LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities, the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace British Pound Sterling
LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term SOFR. On April 3, 2023, the FCA announced its decision to require
LIBOR’s administrator to publish an unrepresentative “synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain
Underlying Fund investments or the value or return on certain other Underlying Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to
LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Underlying Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 89
in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended October 31, 2023, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM and an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended October 31, 2023:
Funds Purchases Sales
Conservative Strategy Fund $ 31,681,254 $ 47,160,456
Moderate Strategy Fund 60,339 ,779 81,182,733
Balanced Strategy Fund 261,452,343 368,212,869
Growth Strategy Fund 197,738,806 273,016,285
Equity Growth Strategy Fund 102,248,457 127,432,436

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
90 Notes to Financial Statements
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2023 were as follows:
Funds Advisory Administrative
Conservative Strategy Fund
$ 182,031 $ 38,682
Moderate Strategy Fund
306,042 65,034
Balanced Strategy Fund
1,434,931 304,923
Growth Strategy Fund
1,318,582 280,199
Equity Growth Strategy Fund
591,615 125,718

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 91
RIFUS has contractually agreed to waive, through February 29, 2024, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of October 31, 2023, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C, Class R4 and Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has
Funds Amount
Conservative Strategy Fund
$ 182,031
Moderate Strategy Fund
306,042
Balanced Strategy Fund
1,434,931
Growth Strategy Fund
1,318,582
Equity Growth Strategy Fund
591,615
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 182,031 $ 125,018 $ 72,583 $ 379,632
Moderate Strategy Fund
306,042 85,549 105,777 497,368
Balanced Strategy Fund
1,175,239 — 600,666 1,775,905
Growth Strategy Fund
1,242,785 — 21,463 1,264,248
Equity Growth Strategy Fund
591,615 92,361 13,819 697,795

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
92 Notes to Financial Statements
advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2023:
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds, and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,061,167.
5. Federal Income Taxes
As of October 31, 2023, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of October 31, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ — $ 7,711 $ 1,644
Moderate Strategy Fund 3,811 28 , 154 9 , 654
Balanced Strategy Fund 5 02 196 , 782 37 , 958
Growth Strategy Fund 4 1 232 , 935 41 , 194
Equity Growth Strategy Fund — 74 , 162 11,100
No Expiration
Funds Short-Term Long-Term Totals
Conservative Strategy Fund $ — $ 6,242,330 $ 6,242,330
Moderate Strategy Fund 127,263 9,88 4,064 10,011,327
Balanced Strategy Fund 699,794 41,412,902 42,112,696
Growth Strategy Fund 996,517 10,063,878 11,060,395
Equity Growth Strategy 762,708 10,102,224 10,864,932
Funds # of Shareholders %
Conservative Strategy Fund 3 6 6 . 7
Moderate Strategy Fund 2 57. 2
Balanced Strategy Fund 3 67 . 5
Growth Strategy Fund 2 62 . 5
Equity Growth Strategy Fund 3 63 . 7

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 93
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2023.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
94 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
December 21, 2023
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information— October 31, 2023 (Unaudited)
Tax Information 95
For the tax year ended October 31, 2023, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2023, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year
2023.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2023:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2023.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 11.1%
Moderate Strategy Fund 16.0%
Balanced Strategy Fund 33.8%
Growth Strategy Fund 52.0%
Equity Growth Strategy Fund 61.6%
Conservative Strategy Fund $ —
Moderate Strategy Fund 1,995,335
Balanced Strategy Fund 17,587,442
Growth Strategy Fund 20,350,120
Equity Growth Strategy Fund 9,522,018
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share
Foreign Source
Income
Foreign Source
Income Per Share
Conservative Strategy Fund $ 21,248 $ 0.0021 $ 149,764 $ 0.0150
Moderate Strategy Fund 72,788 0.0043 593,493 0.0353
Balanced Strategy Fund 587,935 0.0081 4,951,564 0.0681
Growth Strategy Fund 718,670 0.0118 5,966,946 0.0983
Equity Growth Strategy Fund 384,623 0.0163 3,133,935 0.1328

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2023
(Unaudited)
96 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 22, 2023 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying
Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information provided performance comparisons for the
Class A and Class S shares and operating expense comparisons for Class A shares of the Funds, and performance comparisons and operating expense comparisons for Class S shares of the Underlying Funds, except for the Multifactor Bond Fund (now known as the Long Duration Bond Fund), which had only Class Y shares outstanding at the time the Third-Party Information was prepared.
In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money
Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 24, 2023, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 25, 2023 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Investment Officer (“CIO”) of the Funds, who is also the President and CIO of RIM and RIM’s ultimate parent company, (iv) the Chief Financial Officer and the Chief Legal Officer of RIM and RIM’s ultimate parent company, and (v) the President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Operating Officer of RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the
Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional
Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement
Information Review Meeting and subsequent thereto in writing was provided to the Board on May 9, 2023. On May 15, 2023, the Independent Trustees met by video conference in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. On May 16, 2023, the
Independent Trustees provided follow-up requests and comments relating to the additional Agreement Evaluation Information. On
May 19, 2023 and at the Agreement Evaluation Meeting, the Board Chair and Board, respectively, were provided with responses

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 97
to the follow-up requests and comments relating to certain of the additional Agreement Evaluation Information requested at the
Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers
Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S. Equity Fund,
Multifactor International Equity Fund and Multifactor Bond Fund (now known as the Long Duration Bond Fund) do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by
RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the
Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers Underlying
Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money Managers.
RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-of-Managers
Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
98 Basis for Approval of Investment Advisory Contracts
that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an
“enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Manager-of-
Managers Underlying Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, and the potential for additional commission recapture. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Money

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 99
Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying Funds’
assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Underlying Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory
Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of
Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds and the Underlying Funds. The CIO discussed with the Board the performance of the Funds as well as certain adjustments to portfolio positioning and aspects of the natural evolution of RI’s investment process for certain Underlying Funds.

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®
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100 Basis for Approval of Investment Advisory Contracts
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM
Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Underlying
Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers
Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying
Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2022, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.

Russell Investment Company
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®
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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 101
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion

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102 Basis for Approval of Investment Advisory Contracts
of the commissions paid by the Funds for effecting some of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. The commission rates the
Underlying Funds pay on trades RIM effects through its affiliated broker dealer are determined by an oversight committee of RIM.
RIM noted certain recent enhancements to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios and the utilization of a risk-based portfolio dashboard. While
RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain
Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Investment strategy and/or benchmark changes for certain Underlying Funds.
• Adjustments to the overall credit quality and risk exposures for certain fixed-income Underlying Funds to better align these Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Underlying Funds.
• RIM modified the strategic asset allocation of the Funds in the first quarter of 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/
or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-
Party Information showed, among other things, that the Growth Strategy Fund and Equity Growth Strategy Fund each had a
Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the third quintile of its Expense Group for that expense component, and the Moderate Strategy Fund and Balanced Strategy Fund
each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. Although the Third-Party Information noted that the Expense Group for the
Conservative Strategy Fund consists of an insufficient number of funds to calculate quintile rankings, the Conservative Strategy
Fund’s Management Fee ranked in the first percentile of its Expense Group. The comparisons were based upon the latest fiscal years for the Expense Group funds.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds and Underlying Funds decreased in
2022, and RIM’s 2022 pre-tax profit margins in providing investment advisory services to the Funds is comparable with the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2021.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s
Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities,

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Basis for Approval of Investment Advisory Contracts 103
where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had implemented and agreed to implement to reduce Management Fees and/or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain
Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in 2023 and 2024. In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying
Funds.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying Funds). The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly,
the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Moderate Strategy Fund, Growth Strategy Fund and Equity Growth Strategy
Fund each ranked in the third quintile of its Expense Group, and the total direct expenses for the Balanced Strategy Fund ranked in the second quintile of its Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense
Group funds. Although the Third-Party Information noted that the Expense Group for the Conservative Strategy Fund consists of an insufficient number of funds to calculate quintile rankings, the Conservative Strategy Fund’s total direct expenses ranked in the first percentile of its Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement

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Basis for Approval of Investment Advisory Contracts, continued —
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104 Basis for Approval of Investment Advisory Contracts
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2022 as most relevant, but also considered
Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund, Balanced Strategy Fund and Equity Growth Strategy Fund, the Third-Party
Information showed that each Fund’s (Class S) performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the fourth quintile of its Performance Universe for the
1-year period ended on such date.
With respect to the Moderate Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2022.
With respect to the Growth Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date.
The Board considered RIM’s explanation that the underperformance of the Funds relative to their respective Comparable Funds for the 3-year period was primarily driven by asset allocation differences. RIM noted, among other things, that in comparison to the Funds’ Performance Universes, the Funds have more exposure to diversified, growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility, but detracted from the Funds’ performance in a strong equity environment over the 3-year period. The Board also considered RIM’s explanation that the Funds’ relative overweight to non-U.S.
equities versus U.S. equities negatively impacted peer-relative performance, as U.S. equities outperformed non-U.S. equities on an annualized basis during the period. RIM noted that the Funds’ overweight to value, in alignment with RIM’s strategic belief and tactical preferences, compared to their Comparable Funds detracted from peer-relative performance over the 3-year period as growth equities outperformed value equities. RIM further noted that the Funds’ strategic asset allocations were modified in April
2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and improving asset class and performance attribution transparency. RIM also noted that it modified the strategic asset allocation of the Funds in March 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-
Managers Underlying Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the
Manager-of-Managers Underlying Funds in which the Funds were invested as of December 31, 2022, for the 1-year period ended
December 31, 2022, the U.S. Small Cap Equity Fund and Global Equity Fund outperformed their respective benchmarks; for the
3-year period ended December 31, 2022, the U.S. Small Cap Equity Fund, Global Equity Fund, Opportunistic Credit Fund, Short
Duration Bond Fund and Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2022, the U.S. Small Cap Equity Fund, Short Duration Bond Fund and Global Real Estate Securities Fund
outperformed their respective benchmarks. With respect to the Underlying Funds that are not Manager-of-Managers Funds, for the

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Basis for Approval of Investment Advisory Contracts 105
1-year period ended December 31, 2022, the Multifactor U.S. Equity Fund and Multifactor International Equity Fund outperformed their respective benchmarks; and for the 3-year period ended December 31, 2022, the Multifactor Bond Fund (now known as the
Long Duration Bond Fund) outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate, other than one discretionary Money Manager for two Manager-of-Managers Underlying Funds
pending termination that RIM recommended be retained until a termination date to be determined in RIM’s discretion, but for no more than a one-year period. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

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Funds
Liquidity Risk Management Program — October 31, 2023 (Unaudited)
106 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 22, 2023 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the
“Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2023 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

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Additional Information — October 31, 2023 (Unaudited)
Additional Information 107
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the Securities and Exchange
Commission’s (“SEC”) website at https://www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the SEC’s website at www.
sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending October
31, 2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

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Funds
Disclosure of Information about Fund Trustees and Officers — October 31,
2023 (Unaudited)
108 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed
until successor
is duly elected
and qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
39
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 109
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of the
Audit Committee
since 2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
39
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Group
(insurance company)
39
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
110 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
since 2023
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
Until 2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 111
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
39
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Until 2022,
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
112 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of
Regulatory and
Investment
Compliance
Committee since
2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
39
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since
2021
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
39
None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 113
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until
removed by
Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, Russell Investments Fund Services, LLC
(“RIFUS”)
Kari Seabrands
Born September 9, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 2023
Until successor
is chosen and
qualified by
Trustees
Senior Director, Head of Global Fund Services, Russell Investments
Until 2023, Director, Fund Administration, Russell Investments
Treasurer, Chief Accounting Officer and Chief Financial Officer,
RIC and RIF
Director, Russell Investments Financial Services, LLC (“RIFIS”)
and RIFUS
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Chief Investment Officer and President, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and
Chief Legal Officer
since 2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2023 (Unaudited)
114 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2023 ANNUAL REPORT
Russell Investment Company
OCTOBER 31, 2023
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund (formerly, Multifactor Bond Fund) M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
30 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Page
To Our Shareholders 3
Multifactor U.S. Equity Fund 4
Equity Income Fund 28
Sustainable Equity Fund 48
U.S. Strategic Equity Fund 72
U.S. Small Cap Equity Fund 96
Multifactor International Equity Fund 128
International Developed Markets Fund 158
Global Equity Fund 186
Emerging Markets Fund 214
Tax-Managed U.S. Large Cap Fund 242
Tax-Managed U.S. Mid & Small Cap Fund 264
Tax-Managed International Equity Fund 290
Tax-Managed Real Assets Fund 318
Opportunistic Credit Fund 342
Long Duration Bond Fund 406
Strategic Bond Fund 430
Investment Grade Bond Fund 484
Short Duration Bond Fund 524
Tax-Exempt High Yield Bond Fund 566
Tax-Exempt Bond Fund 650
Global Infrastructure Fund 744
Global Real Estate Securities Fund 766
Multi-Strategy Income Fund 788
Multi-Asset Growth Strategy Fund 838
Notes to Schedules of Investments 885
Notes to Financial Highlights 887
Notes to Financial Statements 888
Report of Independent Registered Public Accounting Firm 921
Tax Information 923
Affiliated Brokerage Transactions 925
Basis for Approval of Investment Advisory Contracts 926
Liquidity Risk Management Program 940
Additional Information 941
Disclosure of Information about Fund Trustees and Officers 942
Adviser, Money Managers and Service Providers 948
Russell Investment Company
Annual Report
October 31, 2023
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Since 1936, our purpose has been improving financial security for people. That has never changed. What’s the best strategy to achieve that security? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2023 has been one that demanded constant focus, both in markets and investing:
For the one-year period ended October 31, 2023, U.S. equities returned approximately 10.14%, according to the S&P 500 Index.*
In comparison, for the same time period, developed non-U.S. equities, as measured by the MSCI World ex-USA
Index, provided a return of 12.56%.*
With market uncertainty, higher-than-average interest rates from the U.S. Federal Reserve (“the Fed”), and high-but-
declining inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it’s just as vital to have an equally high bar to any material changes to long-term strategies.
We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe equities have limited upside, with recession risks on the horizon. Although developed non-U.S.
equities are cheaper than U.S. equities, we have a neutral preference until the Fed become less hawkish and the
U.S. dollar weakens.
Government bond valuations have improved after the rise in yields. We see U.S., UK and German bonds as offering good value. Japanese bonds still look expensive, with the Bank of Japan (BOJ) defending the 25-basis-
point yield limit.
We think a mild recession before the end of 2024 is the most likely outcome, but the complexities caused by the pandemic make forecasting difficult. It is possible that we get a soft landing where the economy cools enough to allow the Fed to start lowering rates and prevent recession.
Our annual outlook late last year nominated 2023 as the year of the diversified portfolio, where a traditional balanced portfolio of 60% equities and 40% fixed income was expected to do relatively well. This still looks to be the case for
2024.
Your goals and your security—that’s our focus. For more than 85 years, we’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: Morningstar. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI World ex-USA Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
4 Multifactor U.S. Equity Fund
Multifactor U.S. Equity Fund - Class A
‡
Total
Return
1 Year 1 .90%
5 Years 7 .94%§
Inception* 9 .48%§
Multifactor U.S. Equity Fund - Class C
‡‡
Total
Return
1 Year 7 .34%
5 Years 8 .41%§
Inception* 8 .99%§
Multifactor U.S. Equity Fund - Class M
‡‡‡
Total
Return
1 Year 8.64%
5 Years 9.68%§
Inception* 9.81%§
Multifactor U.S. Equity Fund - Class R6
‡‡‡‡
Total
Return
1 Year 8 .67%
5 Years 9 .70%§
Inception* 9 .83%§
Multifactor U.S. Equity Fund - Class S
‡‡‡‡‡
Total
Return
1 Year 8 .41%
5 Years 9 .51%§
Inception* 9 .64%§
Multifactor U.S. Equity Fund - Class Y
Total
Return
1 Year 8 .70%
5 Years 9 .73%§
Inception* 9 .85%§
Russell 1000
®
Index
**
Total
Return
1 Year 9 .48%
5 Years 10 .71%§
Inception* 10 .51%§

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multifactor U.S. Equity Fund 5
Russell Investment Management, LLC (“RIM”) provides
all investment advisory and portfolio management services
for the Multifactor U.S. Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares gained 8.12%, 7.34%, 8.64%, 8.67%, 8.41% and
8.70%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which gained 9.48% during the fiscal
year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 7.54%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further economic moderation however U.S. equity
absolute market returns remained mostly resilient until the
latter portion of the fiscal year. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a mixed environment for equity markets where growth and
quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed. Communication
services and information technology were the best performing sectors while real estate and utilities lagged.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
RIM seeks to achieve the Fund’s investment objective by
managing the Fund’s overall exposures (such as value,
momentum, quality, capitalization size, lower volatility,
growth, industry, sector, defensive or dynamic). After RIM
has determined the Fund’s desired exposures, RIM identifies
baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures.
Over the fiscal year, the Fund maintained exposure to value, higher quality and lower market capitalization. Overall, the impact of the Fund’s factor tilts on the Fund’s performance
was mixed. Tilts toward stocks with lower valuation and lower size were not rewarded, while the tilt towards higher quality contributed positively.
Sector allocation decisions had a slightly positive impact on performance over the fiscal year, as underweights to the real estate and utilities sectors were beneficial. Industry allocation decisions were not additive to performance, especially an
underweight to the semiconductor industry and an overweight
to oil, gas and consumable fuels.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
6 Multifactor U.S. Equity Fund
* Assumes initial investment on July 31, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class A Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.
‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Multifactor U.S. Equity Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,008.10 $ 1,021.17
Expenses Paid During Period* $ 4.05 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,004.20 $ 1,017.39
Expenses Paid During Period* $ 7.83 $ 7.88
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,010.90 $ 1,023.19
Expenses Paid During Period* $ 2.03 $ 2.04
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
8 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,010.90 $ 1,023.29
Expenses Paid During Period* $ 1.93 $ 1.94
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,009.40 $ 1,022.43
Expenses Paid During Period* $ 2.79 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,011.10 $ 1,023.44
Expenses Paid During Period* $ 1.77 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 13.3%
Amazon.com, Inc.(Æ) 112,128 14,923
Amerco , Inc. 3,474 164
Atlanta Braves Holdings, Inc. Class C(Æ) 94 3
AutoNation, Inc.(Æ) 2,050 267
AutoZone, Inc.(Æ) 331 820
Axon Enterprise, Inc.(Æ) 1,550 317
Bath & Body Works, Inc. 13,732 407
Best Buy Co., Inc. 6,917 462
BJ's Wholesale Club Holdings, Inc.(Æ) 3,827 261
BorgWarner, Inc. 9,156 338
Boyd Gaming Corp. 4,914 271
Brunswick Corp. 3,531 245
Cable One, Inc. 114 63
Caesars Entertainment, Inc.(Æ) 3,014 120
Capri Holdings, Ltd.(Æ) 5,595 286
CarMax, Inc.(Æ) 4,504 275
Charter Communications, Inc. Class A(Æ) 2,395 965
Chipotle Mexican Grill, Inc. Class A(Æ) 582 1,130
Churchill Downs, Inc. 896 98
Comcast Corp. Class A 64,618 2,668
Costco Wholesale Corp. 4,359 2,408
Coupang , Inc.(Æ) 18,666 317
Crocs, Inc.(Æ) 1,746 156
Curtiss-Wright Corp. 1,058 210
Deckers Outdoor Corp.(Æ) 910 543
Dick's Sporting Goods, Inc. 3,406 364
Dollar General Corp. 516 61
Dollar Tree, Inc.(Æ) 1,028 114
DR Horton, Inc. 11,739 1,226
DraftKings , Inc. Class A(Æ) 7,230 200
eBay, Inc. 8,179 321
Expedia Group, Inc.(Æ) 1,155 110
FactSet Research Systems, Inc. 1,610 695
Five Below, Inc.(Æ) 960 167
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 105
Ford Motor Co. 77,572 756
Fox Corp. Class A 14,397 438
Gap, Inc. (The) 18,270 234
Garmin, Ltd. 5,059 519
General Motors Co. 31,497 888
Genuine Parts Co. 4,604 593
Grand Canyon Education, Inc.(Æ) 2,292 271
Harley-Davidson, Inc. 9,061 243
Hilton Worldwide Holdings, Inc. 2,487 377
Home Depot, Inc. (The) 7,863 2,239
Interpublic Group of Cos., Inc. (The) 19,944 566
Kohl's Corp. 7,128 161
Las Vegas Sands Corp. 1,986 94
Lear Corp. 2,115 274
Leggett & Platt, Inc. 3,991 94
Lennar Corp. Class A 8,835 943
Liberty Broadband Corp. Class C(Æ) 1,505 125
Liberty Media Corp.(Æ) 3,562 87
Liberty Media Corp. Class C(Æ) 4,305 245
Lithia Motors, Inc. Class A 1,345 326
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Live Nation Entertainment, Inc.(Æ) 2,282 183
Lowe's Cos., Inc. 3,610 688
Lululemon Athletica , Inc.(Æ) 2,367 931
Marriott International, Inc. Class A 3,995 753
Marriott Vacations Worldwide Corp. 1,284 115
McDonald's Corp. 4,849 1,271
MGM Resorts International 10,236 357
Netflix, Inc.(Æ) 4,467 1,839
New York Times Co. (The) Class A 7,004 282
News Corp. Class A 19,454 402
Nexstar Media Group, Inc. Class A 2,160 303
Nike, Inc. Class B 9,417 968
nVent Electric PLC 6,878 331
NVR, Inc.(Æ) 159 861
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 141
Omnicom Group, Inc. 8,381 628
O'Reilly Automotive, Inc.(Æ) 872 811
Paramount Global Class B 8,551 93
Penn Entertainment, Inc.(Æ) 3,168 62
Penske Automotive Group, Inc. 1,859 266
PulteGroup, Inc. 11,727 863
PVH Corp. 4,433 330
Ralph Lauren Corp. Class A 1,281 144
Ross Stores, Inc. 936 109
Royal Caribbean Cruises, Ltd.(Æ) 2,711 230
Sensata Technologies Holding PLC 5,184 165
Service Corp. International 4,005 218
Skechers USA, Inc. Class A(Æ) 5,486 265
Starbucks Corp. 9,918 915
Tapestry, Inc. 10,881 300
Target Corp. 3,432 380
Tesla, Inc.(Æ) 29,645 5,954
Texas Roadhouse, Inc. Class A 1,858 189
TJX Cos., Inc. (The) 15,077 1,328
TKO Group Holdings, Inc. 1,264 104
Toll Brothers, Inc. 4,191 296
Tractor Supply Co. 3,623 698
Travel + Leisure Co. 5,047 172
TripAdvisor, Inc.(Æ) 4,785 71
Ulta Beauty, Inc.(Æ) 1,599 610
Walmart, Inc. 15,841 2,589
Walt Disney Co. (The)(Æ) 6,222 508
Warner Bros Discovery, Inc.(Æ) 53,485 532
Whirlpool Corp. 1,531 160
Williams-Sonoma, Inc. 3,841 577
Wingstop , Inc. 532 97
Wynn Resorts, Ltd. 1,004 88
YETI Holdings, Inc.(Æ) 2,278 97
Yum! Brands, Inc. 2,415 292
70,119
Consumer Staples - 4.8%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 142
Altria Group, Inc. 8,114 326
Aramark 2,461 66
Archer-Daniels-Midland Co. 16,921 1,211

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boston Beer Co., Inc. Class A(Æ) 442 148
Brown-Forman Corp. Class B - ADR 2,082 117
Bunge, Ltd. 3,973 421
Campbell Soup Co. 7,310 295
Casey's General Stores, Inc. 2,362 642
Celsius Holdings, Inc.(Æ) 1,474 224
Church & Dwight Co., Inc. 8,380 762
Clorox Co. (The) 1,775 209
Coca-Cola Co. (The) 41,915 2,368
Colgate-Palmolive Co. 3,818 287
Conagra Brands, Inc. 18,348 502
CVS Health Corp. 27,330 1,886
Estee Lauder Cos., Inc. (The) Class A 1,212 156
Flowers Foods, Inc. 4,901 108
General Mills, Inc. 8,889 580
Hershey Co. (The) 4,654 872
Hormel Foods Corp. 2,253 73
Ingredion, Inc. 5,002 468
JM Smucker Co. (The) 3,381 385
Kellanova 4,248 214
Kimberly-Clark Corp. 2,386 286
Kraft Heinz Co. (The) 27,195 856
Kroger Co. (The) 27,031 1,226
McCormick & Co., Inc. 3,152 201
Molson Coors Beverage Co. Class B 7,021 406
Mondelez International, Inc. Class A 8,681 575
Monster Beverage Corp.(Æ) 17,679 903
PepsiCo, Inc. 18,203 2,972
Performance Food Group Co.(Æ) 2,304 133
Philip Morris International, Inc. 5,401 482
Procter & Gamble Co. (The) 24,662 3,700
Reynolds Consumer Products, Inc. 3,726 95
Sysco Corp. 4,117 274
Tyson Foods, Inc. Class A 4,246 197
US Foods Holding Corp.(Æ) 6,503 253
Walgreens Boots Alliance, Inc. 18,270 385
WK Kellogg Co. 1,062 11
25,417
Energy - 4.6%
Chevron Corp. 23,660 3,448
Coterra Energy, Inc. 28,919 795
Devon Energy Corp. 17,489 814
Diamondback Energy, Inc. 5,560 891
Enphase Energy, Inc.(Æ) 2,244 179
EOG Resources, Inc. 9,282 1,172
EQT Corp. 12,258 519
Exxon Mobil Corp. 55,598 5,885
First Solar, Inc.(Æ) 1,598 228
Halliburton Co. 18,722 736
Hess Corp. 2,165 313
HF Sinclair Corp. 4,216 233
Kinder Morgan, Inc. 26,255 425
Marathon Oil Corp. 18,500 505
Marathon Petroleum Corp. 9,902 1,498
NOV, Inc. 11,219 224
Occidental Petroleum Corp. 14,052 869
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ONEOK, Inc. 2,575 168
Phillips 66 11,727 1,338
Pioneer Natural Resources Co. 4,802 1,148
Plug Power, Inc.(Æ)(Ñ) 7,747 46
Schlumberger NV 15,783 878
Texas Pacific Land Corp. 93 172
Valero Energy Corp. 11,741 1,491
Williams Cos., Inc. (The) 4,298 148
24,123
Financial Services - 12.4%
Affiliated Managers Group, Inc. 1,040 128
Aflac, Inc. 13,811 1,079
Allstate Corp. (The) 4,702 602
Ally Financial, Inc. 4,692 113
American Express Co. 6,647 971
American Financial Group, Inc. 1,620 177
American Homes 4 Rent Class A(ö) 6,005 197
American International Group, Inc. 15,263 936
American Tower Corp.(ö) 2,767 493
Ameriprise Financial, Inc. 2,374 747
Aon PLC Class A 1,734 536
Apartment Income REIT Corp.(ö) 2,909 85
Apollo Global Management, Inc. 5,784 448
Arch Capital Group, Ltd.(Æ) 13,537 1,173
Arthur J Gallagher & Co. 4,075 960
Assurant, Inc. 1,238 184
AvalonBay Communities, Inc.(ö) 959 159
AXA Equitable Holdings 4,874 130
Bank of America Corp. 64,625 1,702
Bank of New York Mellon Corp. (The) 14,167 602
Bank OZK 2,969 106
Berkshire Hathaway, Inc. Class B(Æ) 21,300 7,270
BlackRock, Inc. Class A 963 590
Brighthouse Financial, Inc.(Æ) 2,736 124
Brown & Brown, Inc. 10,513 730
Capital One Financial Corp. 4,309 436
Carlyle Group, Inc. (The) 5,168 142
Cboe Global Markets, Inc. 4,037 662
CBRE Group, Inc. Class A(Æ) 11,923 827
Charles Schwab Corp. (The) 5,281 275
Chubb, Ltd. 7,108 1,526
Cincinnati Financial Corp. 3,637 362
Citigroup, Inc. 15,120 597
Citizens Financial Group, Inc. 3,907 92
CME Group, Inc. Class A 620 132
Coinbase Global, Inc. Class A(Æ) 2,717 210
Commerce Bancshares, Inc. 2,743 120
Crown Castle, Inc.(ö) 2,252 209
CubeSmart (ö) 5,777 197
Cullen/Frost Bankers, Inc. 570 52
Discover Financial Services 3,792 311
East West Bancorp, Inc. 3,957 212
EastGroup Properties, Inc.(ö) 625 102
EPR Properties(ö) 2,953 126
Equinix , Inc.(ö) 1,255 916
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 191

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equity Residential(ö) 3,535 196
Essex Property Trust, Inc.(ö) 677 145
Evercore , Inc. Class A 1,168 152
Everest Re Group, Ltd. 1,128 446
Extra Space Storage, Inc.(ö) 2,886 299
Fidelity National Financial, Inc. 9,324 364
Fifth Third Bancorp 4,047 96
First American Financial Corp. 3,491 180
First Citizens BancShares , Inc. Class A 324 447
First Industrial Realty Trust, Inc.(ö) 2,309 98
Franklin Resources, Inc. 6,694 153
Gaming and Leisure Properties, Inc.(ö) 2,816 128
Globe Life, Inc. 3,328 387
Goldman Sachs Group, Inc. (The) 3,145 955
Hartford Financial Services Group, Inc. 10,310 757
Host Hotels & Resorts, Inc.(ö) 18,023 279
Huntington Bancshares, Inc. 12,415 120
Interactive Brokers Group, Inc. Class A 2,125 170
Intercontinental Exchange, Inc. 4,662 501
Invesco, Ltd. 8,886 115
Invitation Homes, Inc.(ö) 7,460 221
Iron Mountain, Inc.(ö) 4,828 285
Janus Henderson Group PLC 3,858 89
Jefferies Financial Group, Inc. 5,383 173
Jones Lang LaSalle, Inc.(Æ) 677 87
JPMorgan Chase & Co. 36,126 5,024
Kinsale Capital Group, Inc. 572 191
Lincoln National Corp. 5,679 124
Loews Corp. 4,121 264
LPL Financial Holdings, Inc. 3,122 701
M&T Bank Corp. 3,636 410
Markel Group, Inc.(Æ) 280 412
Marsh & McLennan Cos., Inc. 4,916 932
MasterCard, Inc. Class A 10,623 3,998
MetLife, Inc. 8,694 522
MGIC Investment Corp. 15,038 253
Mid-America Apartment Communities, Inc.
(ö) 1,198 142
Morgan Stanley 12,107 857
Nasdaq, Inc. 6,114 303
New York Community Bancorp, Inc. 10,894 103
NNN REIT, Inc.(ö) 5,492 200
Northern Trust Corp. 2,573 170
Old Republic International Corp. 12,349 338
OneMain Holdings, Inc. 2,166 78
Pinnacle Financial Partners, Inc. 1,658 103
PNC Financial Services Group, Inc. (The) 6,054 693
Primerica, Inc. 1,046 200
Principal Financial Group, Inc. 4,358 295
Progressive Corp. (The) 6,808 1,076
Prologis, Inc.(ö) 2,623 264
Prudential Financial, Inc. 3,339 305
Public Storage(ö) 1,989 475
Raymond James Financial, Inc. 4,537 433
Realty Income Corp.(ö) 3,858 183
Regency Centers Corp.(ö) 2,272 137
Regions Financial Corp. 8,529 124
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reinsurance Group of America, Inc. Class A 851 127
Rexford Industrial Realty, Inc.(ö) 3,150 136
Ryan Specialty Holdings, Inc. Class A(Æ) 2,578 111
SEI Investments Co. 2,431 130
State Street Corp. 4,049 262
Stifel Financial Corp. 2,356 134
Synchrony Financial 7,590 213
T Rowe Price Group, Inc. 4,745 429
Tradeweb Markets, Inc. Class A 2,265 204
Travelers Cos., Inc. (The) 5,093 853
Truist Financial Corp. 13,484 382
UDR, Inc.(ö) 3,307 105
Unum Group 5,523 270
US Bancorp 14,517 463
Vestis Corp.(Æ) 1,230 19
VICI Properties, Inc.(ö) 6,092 170
Visa, Inc. Class A 20,453 4,808
Voya Financial, Inc. 1,947 130
Webster Financial Corp. 3,523 134
Western Union Co. (The) 28,594 323
Weyerhaeuser Co.(ö) 23,272 668
Willis Towers Watson PLC 2,394 565
Wintrust Financial Corp. 1,435 107
WP Carey, Inc.(ö) 1,744 94
WR Berkley Corp. 8,501 573
65,502
Health Care - 12.0%
10X Genomics, Inc. Class A(Æ) 1,581 56
Abbott Laboratories 14,624 1,383
AbbVie, Inc. 12,612 1,781
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 7,487 774
Align Technology, Inc.(Æ) 2,299 424
Amgen, Inc. 4,314 1,103
Baxter International, Inc. 3,630 118
Becton Dickinson & Co. 1,507 381
Biogen, Inc.(Æ) 3,272 777
BioMarin Pharmaceutical, Inc.(Æ) 3,717 303
Boston Scientific Corp.(Æ) 18,871 966
Bristol-Myers Squibb Co. 22,506 1,160
Bruker Corp. 2,468 141
Cardinal Health, Inc. 5,447 496
Cencora , Inc. Class A 2,291 424
Centene Corp.(Æ) 15,475 1,068
Chemed Corp. 436 245
Cigna Group (The) 7,433 2,298
Cooper Cos., Inc. (The) 1,714 534
Danaher Corp. 4,179 802
Dentsply Sirona, Inc. 2,066 63
DexCom , Inc.(Æ) 6,553 582
Doximity , Inc. Class A(Æ) 3,621 74
Edwards Lifesciences Corp.(Æ) 6,725 429
Elevance Health, Inc. 5,564 2,504
Eli Lilly & Co. 10,582 5,862
Encompass Health Corp. 1,020 64
Exact Sciences Corp.(Æ) 3,384 208

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exelixis , Inc.(Æ) 15,607 321
Fortrea Holdings, Inc.(Æ) 1,521 43
Gilead Sciences, Inc. 13,040 1,024
Globus Medical, Inc. Class A(Æ) 3,559 163
HCA Healthcare, Inc. 2,098 474
Henry Schein, Inc.(Æ) 5,162 335
Hologic , Inc.(Æ) 8,598 569
Humana, Inc. 3,114 1,631
IDEXX Laboratories, Inc.(Æ) 1,905 761
Incyte Corp.(Æ) 3,475 187
Inspire Medical Systems, Inc.(Æ) 701 103
Insulet Corp.(Æ) 1,326 176
Intuitive Surgical, Inc.(Æ) 3,519 923
IQVIA Holdings, Inc.(Æ) 1,661 300
Jazz Pharmaceuticals PLC(Æ) 1,492 190
Johnson & Johnson 29,780 4,418
Laboratory Corp. of America Holdings 1,521 304
Masimo Corp.(Æ) 881 72
McKesson Corp. 1,939 883
Medpace Holdings, Inc.(Æ) 492 119
Medtronic PLC 4,750 335
Merck & Co., Inc. 35,453 3,641
Moderna , Inc.(Æ) 3,180 242
Molina Healthcare, Inc.(Æ) 1,797 598
Neurocrine Biosciences, Inc.(Æ) 3,159 351
Penumbra, Inc.(Æ) 925 177
Pfizer, Inc. 84,706 2,589
Qiagen NV(Æ) 2,880 108
Quest Diagnostics, Inc. 6,317 822
QuidelOrtho Corp.(Æ) 1,061 65
Regeneron Pharmaceuticals, Inc.(Æ) 1,175 916
ResMed , Inc. 3,818 539
Seagen , Inc.(Æ) 1,684 358
ShockWave Medical, Inc.(Æ) 1,112 229
STERIS PLC 1,376 289
Stryker Corp. 3,384 914
Teleflex, Inc. 803 148
Thermo Fisher Scientific, Inc. 2,963 1,318
United Therapeutics Corp.(Æ) 3,441 767
UnitedHealth Group, Inc. 11,792 6,315
Universal Health Services, Inc. Class B 1,909 240
Veeva Systems, Inc. Class A(Æ) 2,793 538
Vertex Pharmaceuticals, Inc.(Æ) 4,075 1,476
Viatris , Inc. 36,321 323
Waters Corp.(Æ) 815 194
West Pharmaceutical Services, Inc. 1,349 429
Zimmer Biomet Holdings, Inc. 3,045 318
Zoetis, Inc. Class A 5,643 886
63,141
Materials and Processing - 4.9%
Acuity Brands, Inc. 2,035 330
Advanced Drainage Systems, Inc. 823 88
Air Products & Chemicals, Inc. 3,178 898
Albemarle Corp. 2,796 354
Amcor PLC 21,726 193
AptarGroup, Inc. 2,425 296
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berry Plastics Group, Inc. 6,333 348
Builders FirstSource , Inc.(Æ) 7,310 793
Carrier Global Corp. 11,190 533
Celanese Corp. Class A 3,102 355
CF Industries Holdings, Inc. 9,038 721
Chemours Co. (The) 10,639 257
Cleveland-Cliffs, Inc.(Æ) 15,362 258
Copart , Inc.(Æ) 23,529 1,024
Darling Ingredients, Inc.(Æ) 3,004 133
Dow, Inc. 18,351 887
DuPont de Nemours, Inc. 2,749 200
Eagle Materials, Inc. 2,168 334
Eastman Chemical Co. 4,027 301
Ecolab, Inc. 1,904 319
Element Solutions, Inc. 6,819 124
Fastenal Co. 11,487 670
Ferguson PLC 1,559 234
FMC Corp. 2,508 133
Fortune Brands Innovations, Inc. 2,644 148
Freeport-McMoRan, Inc. 10,990 371
General Electric Co. 6,812 740
Graphic Packaging Holding Co. 11,124 239
Huntsman Corp. 5,619 131
International Flavors & Fragrances, Inc. 1,489 102
International Paper Co. 9,122 308
Johnson Controls International PLC 4,358 214
Linde PLC 3,020 1,154
LKQ Corp. 13,046 573
Louisiana-Pacific Corp. 3,966 203
LyondellBasell Industries Class A 9,044 816
Martin Marietta Materials, Inc. 1,201 491
Masco Corp. 6,378 332
MDU Resources Group, Inc. 10,801 201
Mohawk Industries, Inc.(Æ) 1,594 128
Mosaic Co. (The) 9,545 310
NewMarket Corp. 220 106
Nucor Corp. 8,639 1,277
Olin Corp. 7,302 312
Owens Corning 6,005 681
Packaging Corp. of America 3,983 610
Pool Corp. 663 209
PPG Industries, Inc. 3,795 466
Reliance Steel & Aluminum Co. 3,721 947
RPM International, Inc. 3,699 338
Sealed Air Corp. 2,698 83
Silgan Holdings, Inc. 1,496 60
SiteOne Landscape Supply, Inc.(Æ) 1,188 164
Sonoco Products Co. 6,072 315
Southern Copper Corp. 2,169 154
Steel Dynamics, Inc. 9,738 1,037
Timken Co. (The) 4,164 288
Trane Technologies PLC 2,532 482
Trex Co., Inc.(Æ) 3,883 218
United States Steel Corp. 11,931 404
Valmont Industries, Inc. 866 171
Valvoline, Inc. 6,367 189
Vulcan Materials Co. 2,691 529

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watsco , Inc. 1,131 395
Westlake Chemical Corp. 1,494 172
Westrock Co. 3,714 133
25,984
Producer Durables - 9.5%
3M Co. 9,917 902
AECOM 3,146 241
AGCO Corp. 2,927 336
Alaska Air Group, Inc.(Æ) 2,680 85
Allison Transmission Holdings, Inc. Class A 2,521 127
American Airlines Group, Inc.(Æ) 30,176 336
Ametek , Inc. 4,517 636
Amphenol Corp. Class A 11,198 902
AO Smith Corp. 5,624 392
Automatic Data Processing, Inc. 3,930 858
Avery Dennison Corp. 1,712 298
Block, Inc. Class A(Æ) 7,380 297
Booz Allen Hamilton Holding Corp. Class A 3,035 364
Caterpillar, Inc. 3,765 851
CH Robinson Worldwide, Inc. 4,499 368
Cintas Corp. 1,986 1,007
Clean Harbors, Inc.(Æ) 1,380 212
CoStar Group, Inc.(Æ) 5,088 374
Crane Co. 1,802 175
CSX Corp. 12,475 372
Cummins, Inc. 3,643 788
Deere & Co. 3,028 1,106
Delta Air Lines, Inc. 13,739 429
Donaldson Co., Inc. 4,112 237
Dover Corp. 2,820 366
Eaton Corp. PLC 4,801 998
EMCOR Group, Inc. 1,676 346
Emerson Electric Co. 8,437 751
Equifax, Inc. 1,210 205
Expeditors International of Washington, Inc. 7,904 864
FedEx Corp. 6,459 1,551
FleetCor Technologies, Inc.(Æ) 1,326 299
Fortive Corp. 8,271 540
FTI Consulting, Inc.(Æ) 1,386 294
Gartner, Inc.(Æ) 1,795 596
General Dynamics Corp. 4,625 1,116
Gentex Corp. 9,384 269
Global Payments, Inc. 1,310 139
Graco , Inc. 6,024 448
Heico Corp. 1,515 240
Honeywell International, Inc. 4,126 756
Howmet Aerospace, Inc. 5,032 222
Hubbell, Inc. Class B 1,984 536
Huntington Ingalls Industries, Inc. 1,209 266
IDEX Corp. 2,128 407
Illinois Tool Works, Inc. 2,807 629
Ingersoll Rand, Inc. 4,090 248
JB Hunt Transport Services, Inc. 3,428 589
Keysight Technologies, Inc.(Æ) 5,888 719
Knight-Swift Transportation Holdings, Inc. 8,727 427
L3Harris Technologies, Inc. 1,389 249
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lamb Weston Holdings, Inc. 3,056 274
Landstar System, Inc. 943 155
Lincoln Electric Holdings, Inc. 2,244 392
Littelfuse , Inc. 572 124
ManpowerGroup , Inc. 1,782 125
MarketAxess Holdings, Inc. 417 89
Mettler -Toledo International, Inc.(Æ) 435 429
Middleby Corp.(Æ) 1,011 114
Moody's Corp. 1,385 427
Morningstar, Inc. 747 189
MSC Industrial Direct Co., Inc. Class A 2,696 255
Nordson Corp. 1,576 335
Norfolk Southern Corp. 1,020 195
Northrop Grumman Corp. 639 301
Old Dominion Freight Line, Inc. 2,450 923
Oshkosh Corp. 2,462 216
Otis Worldwide Corp. 4,755 367
PACCAR Financial Corp. 18,160 1,499
Parker-Hannifin Corp. 1,411 521
Paychex, Inc. 7,964 884
Paylocity Holding Corp.(Æ) 727 130
Pentair PLC 5,866 341
Quanta Services, Inc. 4,598 768
Regal Rexnord Corp. 2,742 325
Republic Services, Inc. Class A 3,492 519
Robert Half, Inc. 5,093 381
Rockwell Automation, Inc. 1,357 357
Rollins, Inc. 10,211 384
Ryder System, Inc. 3,441 336
S&P Global, Inc. 2,809 981
Saia, Inc.(Æ) 303 109
Snap-on, Inc. 3,643 940
Southwest Airlines Co. 14,572 324
Stanley Black & Decker, Inc. 3,884 330
Teledyne Technologies, Inc.(Æ) 1,213 454
Tetra Tech, Inc. 722 109
Textron, Inc. 10,683 812
Toast, Inc. Class A(Æ) 9,276 148
TopBuild Corp.(Æ) 1,045 239
Toro Co. (The) 5,033 407
Trade Desk, Inc. (The) Class A(Æ) 11,564 821
TransDigm Group, Inc.(Æ) 414 343
TransUnion 2,960 130
Trimble Navigation, Ltd.(Æ) 6,285 296
Union Pacific Corp. 1,986 412
United Airlines, Inc.(Æ) 11,040 387
United Parcel Service, Inc. Class B 5,317 751
United Rentals, Inc. 2,352 956
Veralto Corp.(Æ) 1,393 96
Verisk Analytics, Inc. Class A 1,480 336
Vertiv Holdings Co. 5,264 207
Waste Management, Inc. 6,142 1,009
WESCO International, Inc. 1,692 217
Westinghouse Air Brake Technologies Corp. 4,274 453
WEX, Inc.(Æ) 782 130
WillScot Mobile Mini Holdings Corp.(Æ) 5,470 216
WW Grainger, Inc. 1,492 1,089

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xylem, Inc. 2,504 234
Zebra Technologies Corp. Class A(Æ) 1,013 212
50,266
Technology - 32.4%
Accenture PLC Class A 6,405 1,903
Adobe, Inc.(Æ) 3,329 1,771
Advanced Micro Devices, Inc.(Æ) 14,942 1,472
Airbnb, Inc. Class A(Æ) 5,654 669
Akamai Technologies, Inc.(Æ) 2,151 222
Allegion PLC 1,694 167
Alphabet, Inc. Class A(Æ) 102,432 12,710
Alphabet, Inc. Class C(Æ) 33,625 4,213
Alteryx , Inc. Class A(Æ) 2,191 70
Amdocs, Ltd. 7,697 617
Analog Devices, Inc. 7,758 1,221
Ansys , Inc.(Æ) 1,475 410
Apple, Inc. 195,330 33,357
Applied Materials, Inc. 9,246 1,224
AppLovin Corp. Class A(Æ) 5,973 218
Arista Networks, Inc.(Æ) 6,252 1,253
Arrow Electronics, Inc.(Æ) 4,106 466
Atlassian Corp. Class A(Æ) 648 117
Autodesk, Inc.(Æ) 1,190 235
Avnet, Inc. 6,184 287
Bentley Systems, Inc. Class B 2,353 114
Bill.com Holdings, Inc.(Æ) 1,598 146
Bio Techne Corp. 5,508 301
Booking Holdings, Inc.(Æ) 418 1,166
Broadcom, Inc. 4,366 3,673
CACI International, Inc. Class A(Æ) 580 188
Cadence Design Systems, Inc.(Æ) 5,078 1,218
CDW Corp. 4,627 927
Ceridian HCM Holding, Inc.(Æ) 2,431 156
Ciena Corp.(Æ) 4,892 206
Cirrus Logic, Inc.(Æ) 1,237 83
Cisco Systems, Inc. 51,150 2,666
Cloudflare , Inc. Class A(Æ) 5,189 294
Cognex Corp. 3,787 136
Cognizant Technology Solutions Corp.
Class A 16,943 1,092
Concentrix Corp. 2,913 222
Conduent , Inc. Class A(Æ) 3,052 88
Corning, Inc. 12,271 328
Crane NXT Co. 1,802 94
Crowdstrike Holdings, Inc. Class A(Æ) 1,731 306
Datadog , Inc. Class A(Æ) 4,152 338
Dolby Laboratories, Inc. Class A 1,887 153
DoorDash , Inc. Class A(Æ) 8,290 621
DoubleVerify Holdings, Inc.(Æ) 2,734 76
DXC Technology Co.(Æ) 7,076 143
Dynatrace , Inc.(Æ) 5,630 252
Electronic Arts, Inc. 3,485 431
Elisa OYJ 7,447 542
EPAM Systems, Inc.(Æ) 1,414 308
F5, Inc.(Æ) 1,943 295
Fair Isaac Corp.(Æ) 517 437
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fidelity National Information Services, Inc. 9,740 478
Fiserv, Inc.(Æ) 7,862 894
Five9, Inc.(Æ) 1,943 112
Fortinet, Inc.(Æ) 7,038 402
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact , Ltd. 4,195 141
GlobalFoundries , Inc.(Æ)(Ñ) 3,695 183
Globant SA(Æ) 1,379 235
Hewlett Packard Enterprise Co. 63,616 978
HP, Inc. 34,981 921
HubSpot , Inc.(Æ) 1,111 471
Intel Corp. 42,877 1,565
International Business Machines Corp. 4,341 628
Intuit, Inc. 2,778 1,375
Jabil Circuit, Inc. 7,179 882
Jack Henry & Associates, Inc. 2,524 356
Juniper Networks, Inc. 11,766 317
KBR, Inc. 2,227 130
KLA Corp. 1,398 657
Kyndryl Holdings, Inc.(Æ) 4,279 63
Lam Research Corp. 1,552 913
Lattice Semiconductor Corp.(Æ) 4,056 226
Leidos Holdings, Inc. 3,866 383
Manhattan Associates, Inc.(Æ) 1,544 301
Marvell Technology, Inc. 6,380 301
Meta Platforms, Inc. Class A(Æ) 28,157 8,483
Microchip Technology, Inc. 7,445 531
Micron Technology, Inc. 18,595 1,243
Microsoft Corp. 98,817 33,411
MKS Instruments, Inc. 2,434 160
MongoDB, Inc.(Æ) 967 333
Monolithic Power Systems, Inc. 1,057 467
Motorola Solutions, Inc. 2,903 808
MSCI, Inc. Class A 1,001 472
nCino , Inc.(Æ) 3,423 96
Nutanix , Inc. Class A(Æ) 5,040 182
NVIDIA Corp. 29,921 12,202
Okta , Inc.(Æ) 2,319 156
ON Semiconductor Corp.(Æ) 12,694 795
Oracle Corp. 16,812 1,738
Palantir Technologies, Inc. Class A(Æ) 49,675 735
Palo Alto Networks, Inc.(Æ) 4,195 1,020
Paycom Software, Inc. 1,427 350
Pinterest, Inc. Class A(Æ) 11,719 350
Procore Technologies, Inc.(Æ) 1,843 113
PTC, Inc.(Æ) 2,257 317
Pure Storage, Inc. Class A(Æ) 6,919 234
Qorvo , Inc.(Æ) 5,416 474
QUALCOMM, Inc. 7,874 858
Roper Technologies, Inc. 1,213 593
Salesforce, Inc.(Æ) 8,620 1,731
Science Applications International Corp. 1,080 118
ServiceNow , Inc.(Æ) 2,203 1,282
Skyworks Solutions, Inc. 5,850 507
Smartsheet , Inc. Class A(Æ) 3,071 121
Snowflake, Inc. Class A(Æ) 2,604 378
Splunk , Inc.(Æ) 1,512 223

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Spotify Technology SA(Æ) 2,189 361
SS&C Technologies Holdings, Inc. 8,770 441
SYNNEX Corp. 3,111 285
Synopsys, Inc.(Æ) 2,572 1,207
Take-Two Interactive Software, Inc.(Æ) 2,381 318
Teradata Corp.(Æ) 2,887 123
Teradyne, Inc. 3,590 299
Texas Instruments, Inc. 8,366 1,188
Tyler Technologies, Inc.(Æ) 1,063 396
Uber Technologies, Inc.(Æ) 18,526 802
Universal Display Corp. 741 103
VeriSign, Inc.(Æ) 1,481 296
VMware, Inc. Class A(Æ) 3,447 502
Western Digital Corp.(Æ) 11,865 476
Workday, Inc. Class A(Æ) 3,371 714
Zoom Video Communications, Inc. Class
A(Æ) 3,087 185
Zscaler , Inc.(Æ) 729 116
170,807
Utilities - 2.7%
Alliant Energy Corp. 2,196 107
American Water Works Co., Inc. 1,310 154
APA Corp. 2,785 111
AT&T, Inc. 90,722 1,397
Atmos Energy Corp. 4,369 470
Avangrid , Inc. 1,400 42
Cheniere Energy, Inc. 1,502 250
Chesapeake Energy Corp. 3,367 290
CMS Energy Corp. 4,365 237
ConocoPhillips 18,493 2,197
Consolidated Edison, Inc. 5,859 514
Dominion Energy, Inc. 1,768 71
DTE Energy Co. 2,304 222
Duke Energy Corp. 2,534 225
Edison International 5,132 324
Entergy Corp. 6,005 574
Essential Utilities, Inc. 2,076 70
Eversource Energy 2,983 161
Exelon Corp. 16,598 646
Hawaiian Electric Industries, Inc. 3,136 41
IDACORP, Inc. 1,323 125
Iridium Communications, Inc. 1,700 63
National Fuel Gas Co. 3,411 174
NextEra Energy, Inc. 13,591 792
Ovintiv , Inc. 3,706 178
Pinnacle West Capital Corp. 3,862 287
Public Service Enterprise Group, Inc. 3,096 191
Sempra Energy 7,058 494
Southern Co. (The) 5,732 386
T-Mobile USA, Inc. 7,169 1,031
UGI Corp. 2,585 54
Verizon Communications, Inc. 47,880 1,682
WEC Energy Group, Inc. 3,663 298
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 4,603 273
14,131
Total Common Stocks
(cost $313,520) 509,490
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 16,971,851
(∞)
16,967
Total Short-Term Investments
(cost $16,967) 16,967
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 96,000
(∞)
96
Total Other Securities
(cost $96) 96
Total Investments - 99.8%
(identified cost $330,583) 526,553
Other Assets and Liabilities,
Net - 0.2%
901
Net Assets - 100.0%
527,454

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 69 USD 14,532 12/23 (843)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (843)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 70,119 $ — $ —
$ —
$ 70,119 13.3
Consumer Staples 25,417 — —
—
25,417 4.8
Energy 24,123 — —
—
24,123 4.6
Financial Services 65,502 — —
—
65,502 12.4
Health Care 63,141 — —
—
63,141 12.0
Materials and Processing 25,984 — —
—
25,984 4.9
Producer Durables 50,266 — —
—
50,266 9.5
Technology 170,807 — —
—
170,807 32.4
Utilities 14,131 — —
—
14,131 2.7
Short-Term Investments — — — 16,967 16,967 3.2
Other Securities — — — 96 96 —
*
Total Investments 509,490 — — 17,063 526,553 99.8
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Liabilities
Futures Contracts (843) — — — (843) (0.2)
Total Other Financial Instruments
**
$ (843) $ — $ — $ — $ (843)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 17
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 843
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,188
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (972)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 94 $ — $ 94
Total Financial and Derivative Assets
94 — 94
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 94 $ — $ 94
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 44 $ — $ 44 $ —
National Bank of Canada
50 — 50 —
Total
$ 94 $ — $ 94 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 19
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 330,583
Investments, at fair value(*)(>) ....................................................................................................................................................
526,553
Receivables:
Dividends and interest ...................................................................................................................................................... 323
Dividends from affiliated funds ....................................................................................................................................... 68
Fund shares sold ............................................................................................................................................................... 179
From broker(a) ................................................................................................................................................................. 1,707
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
528,832
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 164
Accrued fees to affiliates .................................................................................................................................................. 164
Other accrued expenses .................................................................................................................................................... 111
Variation margin on futures contracts .............................................................................................................................. 843
Payable upon return of securities loaned ..................................................................................................................................... 96
Total liabilities ...........................................................................................................................................................
1,378
Net Assets ...............................................................................................................................................................
$ 527,454

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 213, 718
Shares of beneficial interest .........................................................................................................................................................
354
Additional paid-in capital ............................................................................................................................................................
313, 382
Net Assets ...............................................................................................................................................................
$ 527,454
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 14.78
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.68
Class A — Net assets ........................................................................................................................................................... $ 7,896,455
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 534,119
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.00
Class C — Net assets ........................................................................................................................................................... $ 3,407,507
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 227,153
Net asset value per share: Class M (#) ......................................................................................................................................... $ 14.91
Class M — Net assets .......................................................................................................................................................... $ 13,359,757
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 896,092
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 14.91
Class R6 — Net assets ......................................................................................................................................................... $ 320,320
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 21,489
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.89
Class S — Net assets ............................................................................................................................................................ $ 69,449,671
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,663,842
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 14.90
Class Y — Net assets ........................................................................................................................................................... $ 433,020,696
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 29,068,554
Amounts in thousands
(*)     Securities on loan included in investments $ 94
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 17,063
(a)   Receivable from Broker for Futures $ 1,707
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 21
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,721
Dividends from affiliated funds ....................................................................................................................................... 882
Securities lending income (net) ....................................................................................................................................... 25
Total investment income ..............................................................................................................................................................
9,628
Expenses
Advisory fees ................................................................................................................................................................... 1,673
Administrative fees .......................................................................................................................................................... 270
Custodian fees .................................................................................................................................................................. 114
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 26
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 146
Transfer agent fees - Class Y ........................................................................................................................................... 20
Professional fees .............................................................................................................................................................. 88
Registration fees ............................................................................................................................................................... 98
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 33
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 29
Expenses before reductions .............................................................................................................................................. 2,593
Expense reductions .......................................................................................................................................................... (392)
Net expenses ................................................................................................................................................................................
2,201
Net investment income (loss) .......................................................................................................................................................
7,427
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,243
Futures contracts .............................................................................................................................................................. 2,188
Net realized gain (loss) ................................................................................................................................................................
21,431
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 17,813
Futures contracts .............................................................................................................................................................. (972)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 16,841
Net realized and unrealized gain (loss) ........................................................................................................................................ 38,272
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 45,699
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7,427 $ 8,417
Net realized gain (loss) ....................................................................................................................... 21,431 23,834
Net change in unrealized appreciation (depreciation) ........................................................................ 16,841 (126,300)
Net increase (decrease) in net assets from operations .............................................................................. 45,699 (94,049)
Distributions
To shareholders
Class A .......................................................................................................................................... (430) (664)
Class C .......................................................................................................................................... (117) (158)
Class M ......................................................................................................................................... (655) (1,512)
Class R6 ........................................................................................................................................ (22) (29)
Class S .......................................................................................................................................... (3,811) (7,886)
Class Y .......................................................................................................................................... (25,496) (39,838)
Net decrease in net assets from distributions ............................................................................................ (30,531) (50,087)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (46,271) (94,574)
Total Net Increase (Decrease) in Net Assets ........................................................................
(31,103) (238,710)
Net Assets
Beginning of period .................................................................................................................................. 558,557 797,267
End of period .............................................................................................................................................
$ 527,454 $ 558,557

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 23
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 18 $ 271 52 $ 794
Proceeds from reinvestment of distributions 31 430 40 664
Payments for shares redeemed (106) (1,591) (103) (1,586)
Net increase (decrease)
(57) (890) (11) (128)
Class C
Proceeds from shares sold 77 1,132 33 502
Proceeds from reinvestment of distributions 8 116 9 156
Payments for shares redeemed (36) (553) (26) (409)
Net increase (decrease)
49 695 16 249
Class M
Proceeds from shares sold 201 3,026 421 6,746
Proceeds from reinvestment of distributions 47 655 91 1,512
Payments for shares redeemed (153) (2,287) (963) (14,228)
Net increase (decrease)
95 1,394 (451) (5,970)
Class R6
Proceeds from shares sold —
**
7 1 13
Proceeds from reinvestment of distributions 2 22 1 29
Payments for shares redeemed (8) (113) (—)
**
(3)
Net increase (decrease)
(6) (84) 2 39
Class S
Proceeds from shares sold 572 8,610 797 12,696
Proceeds from reinvestment of distributions 273 3,811 473 7,881
Payments for shares redeemed (1,122) (16,833) (3,429) (52,563)
Net increase (decrease)
(277) (4,412) (2,159) (31,986)
Class Y
Proceeds from shares sold 3,781 57,436 1,976 30,438
Proceeds from reinvestment of distributions 1,823 25,492 2,399 39,838
Payments for shares redeemed (8,493) (125,902) (7,951) (127,054)
Net increase (decrease)
(2,889) (42,974) (3,576) (56,778)
Total increase (decrease)
(3,085) $ (46,271) (6,179) $ (94,574)
** Less than 500 shares.

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 14.41 .14 .97 1.11 (.13) (.61)
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
Class C
October 31, 2023 14.62 .02 1.00 1.02 (.03) (.61)
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
Class M
October 31, 2023 14.52 .20 1.00 1.20 (.20) (.61)
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
Class R6
October 31, 2023 14.52 .20 1.00 1.20 (.20) (.61)
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
Class S
October 31, 2023 14.51 .18 .98 1.16 (.17) (.61)
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
Class Y
October 31, 2023 14.51 .21 .99 1.20 (.20) (.61)
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.74) 14.78 8.12 7,896 .87 .80 .92 16
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.64) 15.00 7.34 3,407 1.62 1.55 .15 16
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
(.81) 14.91 8.64 13,360 .62 .40 1.31 16
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.81) 14.91 8.67 320 .47 .38 1.36 16
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.78) 14.89 8.41 69,450 .62 .55 1.17 16
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.81) 14.90 8.70 433,021 .42 .35 1.37 16
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
26 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 116,985
Administrative fees 22,522
Distribution fees 3,931
Shareholder servicing fees 738
Transfer agent fees 16,259
Trustee fees 3,155
$ 163,590
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,737 $ 175,627 $ 172,397 $ — $ — $ 16,967 $ 882 $ —
U.S. Cash Collateral Fund 696 10,912 11,512 — — 96 35 —
$ 14,433 $ 186,539 $ 183,909 $ — $ — $ 17,063 $ 917 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 332,699,263 $ 215,725,058 $ (21,871,036) $ 193,854,022 $ — $ 19,864,752
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,393,766 $ 22,041,217 $ 95,582 $ 14,059,512 $ 36,027,431 $ —
Total distributable earnings (losses)
$ 95
Additional paid-in capital
(95)

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
28 Equity Income Fund
Equity Income Fund - Class A
‡
Total
Return
1 Year (3 .41)%
5 Years 6 .80%§
10 Years 8 .17%§
Equity Income Fund - Class C
Total
Return
1 Year 1 .70%
5 Years 7 .26%§
10 Years 8 .00%§
Equity Income Fund - Class S
Total
Return
1 Year 2 .72%
5 Years 8 .38%§
10 Years 9 .11%§
Equity Income Fund - Class Y
‡‡
Total
Return
1 Year 2 .89%
5 Years 8 .55%§
10 Years 9 .29%§
Russell 1000
®
Val ue Index
**
Total
Return
1 Year 0 .13%
5 Years 6 .60%§
10 Years 7 .60%§
Equity Income Fund Linked Benchmark
***
Total
Return
1 Year 0 .13%
5 Years 7 .00%§
10 Years 9 .01%§

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Equity Income Fund 29
The Equity Income Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth and current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class S and Class Y Shares
gained 2.47%, 1.70%, 2.72% and 2.89%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Value
Index, which gained 0.13% during the fiscal year. The Fund’s performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Value Category, a
group of funds that Morningstar considers to have investment strategies similar to those of the Fund, gained 0.73%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further economic moderation however U.S. equity
absolute market returns remained mostly resilient until the
latter portion of the fiscal year. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a mixed environment for equity markets where growth and
quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed. Communication
services and information technology were the best performing sectors while health care and real estate lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation and volatility and higher quality and
growth compared to its benchmark. Overall, the Fund’s factor tilts provided mixed results as the tilts toward value and lower volatility were not rewarded while tilts toward higher quality and growth were additive.
Sector allocation decisions were positive over the fiscal year, especially an overweight to Information Technology and an
underweight to Real Estate.
Stock selection was additive to benchmark relative performance during the fiscal year, especially within the Information
Technology, Health Care, and Energy sectors.
With respect to the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed the Fund’s
benchmark. Stock selection within the utilities, energy, and financials sectors was the primary driver of excess returns.
Additionally, sector allocation decisions were beneficial,
specifically an overweight to communication services and an
underweight to real estate.
Barrow, Hanley, Mewhinney & Strauss, LLC outperformed
the Fund’s benchmark. Stock selection was the primary driver of positive excess returns, most notably within the consumer staples and energy sectors. Additionally, a tilt toward companies with larger market capitalization was rewarded over the fiscal year.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the
purchase of a stock portfolio. Using quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred
positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with quality and low volatility factors. During the fiscal year, the strategy outperformed the Fund’s benchmark. Tilts toward stocks with higher quality and larger market capitalization
were beneficial. Additionally, sector allocation decisions were additive to returns, especially an overweight to information technology and an underweight to utilities.
During the fiscal year, RIM fully equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
30 Equity Income Fund
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Barrow, Hanley, Mewhinney & Strauss,
LLC Value
Brandywine Global Investment
Management, LLC Value
* Assumes initial investment on November 1, 2013.
** Russell 1000
®
Value Index measures the performance of those Russell 1000
®
Index securities with lower price-to-book ratios and lower forecasted growth values, representative of U.S. securities exhibiting value characteristic.
*** Equity Income Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s primary benchmark. The Equity Income Linked Benchmark represents the returns of the Russell 1000
®
Index through
September 30, 2019 and the returns of the Russell 1000
®
Value Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class
Y Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s
Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I
Shares. Class I Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Equity Income Fund 31
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 968.70 $ 1,019.41
Expenses Paid During Period* $ 5.71 $ 5.85
* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 965.10 $ 1,015.63
Expenses Paid During Period* $ 9.41 $ 9.65
* Expenses are equal to the Fund's annualized expense ratio of 1.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 969.90 $ 1,020.87
Expenses Paid During Period* $ 4.27 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
32 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 970.60 $ 1,021.63
Expenses Paid During Period* $ 3.53 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.0%
Consumer Discretionary - 7.5%
Autoliv, Inc. 5,239 480
Best Buy Co., Inc. 4,808 321
Comcast Corp. Class A 52,260 2,158
Dollar Tree, Inc.(Æ) 1,617 180
eBay, Inc. 9,579 376
Ford Motor Co. 17,945 175
General Motors Co. 27,815 784
Home Depot, Inc. (The) 1,848 526
Lennar Corp. Class A 1,828 195
Lithia Motors, Inc. Class A 2,234 541
McDonald's Corp. 1,335 350
New York Times Co. (The) Class A 7,536 304
Nike, Inc. Class B 3,566 366
PulteGroup, Inc. 5,077 374
Ralph Lauren Corp. Class A 1,225 138
Raytheon Technologies Corp. 20,549 1,672
RB Global, Inc. 3,959 259
Target Corp. 7,016 777
VF Corp. 6,521 96
Walmart, Inc. 6,169 1,008
Walt Disney Co. (The)(Æ) 22,162 1,808
Yum! Brands, Inc. 1,056 128
13,016
Consumer Staples - 11.3%
Altria Group, Inc. 3,327 134
Archer-Daniels-Midland Co. 5,253 376
Church & Dwight Co., Inc. 1,933 176
Coca-Cola Co. (The) 7,656 433
Coca-Cola Europacific Partners PLC 28,005 1,639
Conagra Brands, Inc. 32,765 896
CVS Health Corp. 59,421 4,101
General Mills, Inc. 5,453 356
Hershey Co. (The) 840 157
Ingredion, Inc. 5,511 516
JM Smucker Co. (The) 1,313 149
Kenvue, Inc. 22,484 418
Kraft Heinz Co. (The) 4,534 143
Kroger Co. (The) 46,095 2,091
Molson Coors Beverage Co. Class B 12,356 714
Mondelez International, Inc. Class A 4,547 301
PepsiCo, Inc. 2,685 438
Philip Morris International, Inc. 28,238 2,518
Procter & Gamble Co. (The) 13,925 2,089
Sysco Corp. 2,457 163
Tyson Foods, Inc. Class A 32,803 1,520
Walgreens Boots Alliance, Inc. 10,383 219
19,547
Energy - 8.1%
BP PLC - ADR 37,878 1,386
Canadian Natural Resources, Ltd. 10,702 680
Chevron Corp. 11,219 1,635
Coterra Energy, Inc. 14,873 409
Devon Energy Corp. 11,410 532
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enbridge, Inc. 47,561 1,524
EOG Resources, Inc. 3,779 477
Exxon Mobil Corp. 16,818 1,780
Hess Corp. 10,092 1,457
Kinder Morgan, Inc. 8,205 133
Magna International, Inc. Class A 6,783 326
Marathon Petroleum Corp. 3,946 597
ONEOK, Inc. 3,625 236
Phillips 66 16,051 1,831
Shell PLC - ADR 16,307 1,062
14,065
Financial Services - 21.8%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 16,267 1,010
Aflac, Inc. 4,596 359
Allstate Corp. (The) 26,282 3,368
American Financial Group, Inc. 2,362 258
American International Group, Inc. 3,437 211
American Tower Corp.(ö) 1,300 232
Ameriprise Financial, Inc. 743 234
Aon PLC Class A 641 198
Apartment Income REIT Corp.(ö) 5,396 158
Arch Capital Group, Ltd.(Æ) 6,015 521
AvalonBay Communities, Inc.(ö) 1,465 243
Bank of America Corp. 34,520 909
Berkshire Hathaway, Inc. Class B(Æ) 11,113 3,793
BlackRock, Inc. Class A 430 263
Brown & Brown, Inc. 3,505 243
CBRE Group, Inc. Class A(Æ) 2,761 191
Charles Schwab Corp. (The) 11,957 622
Chubb, Ltd. 9,312 1,999
Citigroup, Inc. 54,494 2,152
CME Group, Inc. Class A 1,113 238
Corporate Office Properties Trust(ö) 19,345 441
Crown Castle, Inc.(ö) 1,269 118
Cullen/Frost Bankers, Inc. 1,304 119
Digital Realty Trust, Inc.(ö) 2,073 258
Equinix, Inc.(ö) 573 418
Equity Residential(ö) 2,769 153
Hartford Financial Services Group, Inc. 2,883 212
Healthcare Realty Trust, Inc.(ö) 18,606 267
Howard Hughes Corp. (The)(Æ) 7,144 474
Intercontinental Exchange, Inc. 2,298 247
Invitation Homes, Inc.(ö) 8,865 263
JPMorgan Chase & Co. 25,237 3,509
M&T Bank Corp. 6,881 776
Marsh & McLennan Cos., Inc. 2,247 426
MetLife, Inc. 4,268 256
New York Community Bancorp, Inc. 72,584 688
Northern Trust Corp. 17,109 1,128
Old Republic International Corp. 8,486 232
PNC Financial Services Group, Inc. (The) 1,867 214
Principal Financial Group, Inc. 2,381 161
Progressive Corp. (The) 2,663 421
Prologis, Inc.(ö) 3,348 337
Prudential Financial, Inc. 2,463 225

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
34 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Storage(ö) 4,921 1,175
Raymond James Financial, Inc. 3,123 298
Regions Financial Corp. 9,281 135
Reinsurance Group of America, Inc. Class A 2,750 411
SEI Investments Co. 4,775 256
Simon Property Group, Inc.(ö) 1,481 163
T Rowe Price Group, Inc. 3,949 357
Tradeweb Markets, Inc. Class A 4,557 410
Travelers Cos., Inc. (The) 1,526 256
Truist Financial Corp. 5,391 153
US Bancorp 25,957 827
Wells Fargo & Co. 64,125 2,550
Welltower, Inc.(ö) 4,891 409
Weyerhaeuser Co.(ö) 14,030 403
Willis Towers Watson PLC 3,980 939
XP, Inc. Class A 13,477 270
37,557
Health Care - 15.6%
Abbott Laboratories 4,960 469
AbbVie, Inc. 2,120 299
Amgen, Inc. 1,591 407
AstraZeneca PLC - ADR 6,474 409
Baxter International, Inc. 20,193 655
Becton Dickinson & Co. 999 253
Biogen, Inc.(Æ) 775 184
Boston Scientific Corp.(Æ) 2,863 147
Bristol-Myers Squibb Co. 22,215 1,145
Cigna Group (The) 7,628 2,359
Danaher Corp. 1,717 330
Dentsply Sirona, Inc. 22,517 685
Doximity, Inc. Class A(Æ) 4,806 98
Elevance Health, Inc. 383 172
Envista Holdings Corp.(Æ) 6,148 143
Exelixis, Inc.(Æ) 39,503 813
Gilead Sciences, Inc. 5,033 395
GSK PLC - ADR 27,500 982
Hologic, Inc.(Æ) 2,774 184
Humana, Inc. 1,217 637
Illumina, Inc.(Æ) 1,431 157
Jazz Pharmaceuticals PLC(Æ) 6,132 779
Johnson & Johnson 22,022 3,267
Koninklijke Philips NV(Æ) 35,456 672
Medtronic PLC 31,845 2,247
Merck & Co., Inc. 26,635 2,735
Organon & Co. 13,257 196
Pfizer, Inc. 41,655 1,273
Regeneron Pharmaceuticals, Inc.(Æ) 605 472
Smith & Nephew PLC - ADR 31,576 702
Stryker Corp. 1,248 337
Thermo Fisher Scientific, Inc. 970 431
UnitedHealth Group, Inc. 4,075 2,182
Vertex Pharmaceuticals, Inc.(Æ) 727 263
Viatris, Inc. 50,413 449
26,928
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 5.0%
Air Products & Chemicals, Inc. 6,271 1,771
Amcor PLC 17,190 153
AptarGroup, Inc. 2,061 252
Crown Holdings, Inc. 7,597 612
Dow, Inc. 6,296 304
DuPont de Nemours, Inc. 18,017 1,313
General Electric Co. 4,523 491
International Flavors & Fragrances, Inc. 11,622 795
Linde PLC 1,568 599
LyondellBasell Industries NV Class A 2,775 251
Newmont Corp. 21,986 824
Nucor Corp. 2,654 392
Packaging Corp. of America 1,540 236
Royal Gold, Inc. 2,847 297
Southern Copper Corp. 3,977 282
8,572
Producer Durables - 9.6%
3M Co. 3,755 342
Alaska Air Group, Inc.(Æ) 10,913 345
Ametek, Inc. 1,043 147
Amphenol Corp. Class A 3,423 276
AO Smith Corp. 4,457 311
Automatic Data Processing, Inc. 421 92
Chart Industries, Inc.(Æ) 3,042 354
CoStar Group, Inc.(Æ) 2,436 179
Cummins, Inc. 661 143
Deere & Co. 1,238 452
Delta Air Lines, Inc. 29,198 912
Eaton Corp. PLC 1,133 236
EMCOR Group, Inc. 1,760 364
Emerson Electric Co. 2,790 248
FedEx Corp. 5,147 1,236
FTI Consulting, Inc.(Æ) 1,762 374
General Dynamics Corp. 7,975 1,924
Gentex Corp. 10,966 314
Global Payments, Inc. 12,019 1,277
Honeywell International, Inc. 950 174
Hubbell, Inc. Class B 825 223
Illinois Tool Works, Inc. 1,091 245
L3Harris Technologies, Inc. 1,356 243
Lockheed Martin Corp. 696 316
PACCAR Financial Corp. 4,981 411
Paychex, Inc. 1,838 204
QuantumScape Corp.(Æ) 38,283 200
S&P Global, Inc. 1,447 505
Saia, Inc.(Æ) 655 235
Snap-on, Inc. 941 243
Stanley Black & Decker, Inc. 17,055 1,451
Tetra Tech, Inc. 2,420 365
Union Pacific Corp. 1,628 338
United Parcel Service, Inc. Class B 1,932 273
United Rentals, Inc. 833 338
Veralto Corp.(Æ) 572 39
Vontier Corp. 24,093 712
Waste Management, Inc. 1,846 303

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xylem, Inc. 2,619 245
16,589
Technology - 8.7%
Advanced Micro Devices, Inc.(Æ) 4,763 469
Alphabet, Inc. Class A(Æ) 4,721 586
Amdocs, Ltd. 1,688 135
Analog Devices, Inc. 2,858 450
Broadcom, Inc. 521 438
Broadridge Financial Solutions, Inc. 2,029 346
Cisco Systems, Inc. 18,746 977
Cognizant Technology Solutions Corp.
Class A 4,142 267
Corning, Inc. 5,831 156
DoorDash, Inc. Class A(Æ) 4,711 353
Electronic Arts, Inc. 2,801 347
Fidelity National Information Services, Inc. 23,172 1,138
Fiserv, Inc.(Æ) 1,351 154
Hewlett Packard Enterprise Co. 21,268 327
HP, Inc. 6,713 177
Intel Corp. 24,864 908
International Business Machines Corp. 3,795 549
Meta Platforms, Inc. Class A(Æ) 2,180 657
Micron Technology, Inc. 21,342 1,427
Motorola Solutions, Inc. 453 126
nCino, Inc.(Æ) 11,557 325
ON Semiconductor Corp.(Æ) 4,812 301
Oracle Corp. 13,719 1,419
Qorvo, Inc.(Æ) 1,778 155
QUALCOMM, Inc. 2,180 238
Roper Technologies, Inc. 769 376
Salesforce, Inc.(Æ) 2,477 498
Skyworks Solutions, Inc. 6,621 574
Take-Two Interactive Software, Inc.(Æ) 1,648 220
Teradyne, Inc. 6,967 580
Texas Instruments, Inc. 2,523 358
15,031
Utilities - 8.4%
AT&T, Inc. 91,589 1,410
Brookfield Renewable Corp. Class A 11,160 254
ConocoPhillips 15,264 1,813
Consolidated Edison, Inc. 2,604 229
Dominion Energy, Inc. 3,545 143
Duke Energy Corp. 2,333 207
Edison International 13,656 861
Entergy Corp. 16,965 1,622
Exelon Corp. 3,302 129
FirstEnergy Corp. 24,869 885
NextEra Energy, Inc. 3,823 223
NRG Energy, Inc. 28,140 1,193
Pinnacle West Capital Corp. 14,322 1,062
Plains GP Holdings, LP Class A 58,204 913
Southern Co. (The) 4,304 290
T-Mobile USA, Inc. 15,565 2,239
UGI Corp. 15,538 323
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 18,322 644
14,440
Total Common Stocks
(cost $131,660) 165,745
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 6,548,958
(∞)
6,547
Total Short-Term Investments
(cost $6,547) 6,547
Total Investments - 99.8%
(identified cost $138,207) 172,292
Other Assets and Liabilities,
Net - 0.2%
381
Net Assets - 100.0%
172,673

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
36 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 32 USD 6,740 12/23 (374)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (374)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 13,016 $ — $ —
$ —
$ 13,016 7 .5
Consumer Staples 19,547 — —
—
19,547 11 .3
Energy 14,065 — —
—
14,065 8 .1
Financial Services 37,557 — —
—
37,557 21 .8
Health Care 26,928 — —
—
26,928 15 .6
Materials and Processing 8,572 — —
—
8,572 5 .0
Producer Durables 16,589 — —
—
16,589 9 .6
Technology 15,031 — —
—
15,031 8 .7
Utilities 14,440 — —
—
14,440 8 .4
Short-Term Investments — — — 6,547 6,547 3 .8
Total Investments 165,745 — — 6,547 172,292 99 .8
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (374) — — — (374) (0 .2)
Total Other Financial Instruments
*
$ (374) $ — $ — $ — $ (374)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 37
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 374
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 536
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (227)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
38 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 138,207
Investments, at fair value(>) ........................................................................................................................................................
172,292
Receivables:
Dividends and interest ...................................................................................................................................................... 188
Dividends from affiliated funds ....................................................................................................................................... 40
Investments sold ............................................................................................................................................................... 16
Fund shares sold ............................................................................................................................................................... 74
From broker(a) ................................................................................................................................................................. 775
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
173,386
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 112
Accrued fees to affiliates .................................................................................................................................................. 125
Other accrued expenses .................................................................................................................................................... 101
Variation margin on futures contracts .............................................................................................................................. 375
Total liabilities ...........................................................................................................................................................
713
Net Assets ...............................................................................................................................................................
$ 172,673

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 39
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 51,652
Shares of beneficial interest .........................................................................................................................................................
73
Additional paid-in capital ............................................................................................................................................................
120,948
Net Assets ...............................................................................................................................................................
$ 172,673
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 23.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 25.24
Class A — Net assets ........................................................................................................................................................... $ 15,969,636
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 671,393
Net asset value per share: Class C (#) .......................................................................................................................................... $ 22.57
Class C — Net assets ........................................................................................................................................................... $ 16,484,893
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 730,464
Net asset value per share: Class S (#) .......................................................................................................................................... $ 23.62
Class S — Net assets ............................................................................................................................................................ $ 129,070,473
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,463,910
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 23.56
Class Y — Net assets ........................................................................................................................................................... $ 11,148,254
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 473,118
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 6,547
(a)   Receivable from Broker for Futures $ 775
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
40 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,942
Dividends from affiliated funds ....................................................................................................................................... 468
Total investment income ..............................................................................................................................................................
5,410
Expenses
Advisory fees ................................................................................................................................................................... 1,126
Administrative fees .......................................................................................................................................................... 99
Custodian fees .................................................................................................................................................................. 116
Distribution fees - Class A ............................................................................................................................................... 47
Distribution fees - Class C ............................................................................................................................................... 142
Transfer agent fees - Class A ........................................................................................................................................... 37
Transfer agent fees - Class C ........................................................................................................................................... 38
Transfer agent fees - Class S ............................................................................................................................................ 307
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 73
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ............................................................................................................................... 47
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 2,141
Expense reductions .......................................................................................................................................................... (164)
Net expenses ................................................................................................................................................................................
1,977
Net investment income (loss) .......................................................................................................................................................
3,433
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 23,987
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 536
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
24,524
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (20,652)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (227)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (20,878)
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,646
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,079

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 41
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,433 $ 2,908
Net realized gain (loss) ....................................................................................................................... 24,524 38,359
Net change in unrealized appreciation (depreciation) ........................................................................ (20,878) (61,551)
Net increase (decrease) in net assets from operations .............................................................................. 7,079 (20,284)
Distributions
To shareholders
Class A .......................................................................................................................................... (3,221) (2,262)
Class C .......................................................................................................................................... (3,233) (2,240)
Class S .......................................................................................................................................... (28,330) (19,289)
Class Y .......................................................................................................................................... (2,911) (2,123)
Net decrease in net assets from distributions ............................................................................................ (37,695) (25,914)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (25,323) 21,031
Total Net Increase (Decrease) in Net Assets ........................................................................
(55,939) (25,167)
Net Assets
Beginning of period .................................................................................................................................. 228,612 253,779
End of period .............................................................................................................................................
$ 172,673 $ 228,612

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 51 $ 1,245 82 $ 2,466
Proceeds from reinvestment of distributions 134 3,198 74 2,251
Payments for shares redeemed (224) (5,589) (140) (4,161)
Net increase (decrease)
(39) (1,146) 16 556
Class C
Proceeds from shares sold 64 1,537 53 1,503
Proceeds from reinvestment of distributions 143 3,233 76 2,236
Payments for shares redeemed (214) (5,048) (110) (3,125)
Net increase (decrease)
(7) (278) 19 614
Class S
Proceeds from shares sold 480 12,036 1,022 31,070
Proceeds from reinvestment of distributions 1,176 27,866 627 18,925
Payments for shares redeemed (2,414) (59,829) (1,057) (30,871)
Net increase (decrease)
(758) (19,927) 592 19,124
Class Y
Proceeds from shares sold 12 287 18 538
Proceeds from reinvestment of distributions 80 1,879 45 1,362
Payments for shares redeemed (260) (6,138) (38) (1,163)
Net increase (decrease)
(168) (3,972) 25 737
Total increase (decrease)
(972) $ (25,323) 652 $ 21,031

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
44 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 27.74 .38 .28 .66 (.36) (4.25)
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
Class C
October 31, 2023 26.55 .18 .27 .45 (.18) (4.25)
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
Class S
October 31, 2023 27.59 .45 .26 .71 (.43) (4.25)
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
Class Y
October 31, 2023 27.53 .49 .26 .75 (.47) (4.25)
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 45
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)
%
Portfolio
Turnover Rate
(4.61) 23.79 2.47 15,970 1.19 1.14 1.50 31
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.43) 22.57 1.70 16,485 1.94 1.89 .74 31
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.68) 23.62 2.72 129,070 .94 .85 1.79 31
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.72) 23.56 2.89 11,148 .74 .69 1.97 31
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
46 Equity Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 75,138
Administrative fees 7,285
Distribution fees 14,253
Shareholder servicing fees 3,593
Transfer agent fees 23,683
Trustee fees 1,330
$ 125,282
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,678 $ 77,363 $ 83,497 $ 2 $ 1 $ 6,547 $ 468 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 140,252,861 $ 40,083,782 $ (8,044,824) $ 32,038,958 $ 635,723 $ 18,977,518
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,220,2 01 $ 34,474,312 $ — $ 7,250,993 $ 18,663,506 $ —
Total distributable earnings (losses)
$ (4,921)
Additional paid-in capital
4,921

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
48 Sustainable Equity Fund
Sustainable Equity Fund - Class A
‡
Total
Return
1 Year (0 .99)%
5 Years 7 .74%§
10 Years 8 .84%§
Sustainable Equity Fund - Class C
Total
Return
1 Year 4 .28%
5 Years 8 .20%§
10 Years 8 .66%§
Sustainable Equity Fund - Class S
Total
Return
1 Year 5 .37%
5 Years 9 .33%§
10 Years 9 .79%§
Sustainable Equity Fund - Class Y
Total
Return
1 Year 5 .54%
5 Years 9 .50%§
10 Years 9 .97%§
Russell 1000
®
Index
**
Total
Return
1 Year 9.48%
5 Years 10.71%§
10 Years 10.88%§
Sustainable Equity Linked Benchmark***
Total
Return
1 Year 9.48%
5 Years 9.91%§
10 Years 10.57%§

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Sustainable Equity Fund 49
The Sustainable Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2023, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class S and Class Y Shares gained
5.06%, 4.28%, 5.37% and 5.54%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which gained
9.48% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 7.54%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further economic moderation however U.S. equity
absolute market returns remained mostly resilient until the
latter portion of the fiscal year. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a mixed environment for equity markets where growth and
quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed. communication
services and information technology were the best performing sectors while real estate and utilities lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation, volatility, and market capitalization
compared to its benchmark. Overall, the Fund’s factor tilts were not rewarded, with lower valuation, smaller size, and lower
volatility all detracting.
Sector allocation decisions were negative over the fiscal year, especially overweights to more defensive sectors like consumer staples and health care.
Stock selection was the primary negative contributor to relative returns over the fiscal year, especially within the consumer staples and information technology sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Mar Vista
Investment Partners, LLC outperformed the Fund’s benchmark.
Stock selection was a meaningful driver of outperformance,
especially within the industrials, consumer discretionary, and materials sectors. Sector allocation decisions were rewarded, most notably an overweight to information technology and an
underweight to health care.
Coho Partners, Ltd. underperformed the Fund’s benchmark.
Stock selection within the health care and consumer staples
sectors was not rewarded. Tilts toward value and lower volatility were notable headwinds. Additionally, the manager's defensive sector positioning was not rewarded mainly due to overweights to the consumer staples and health care sectors.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with higher quality and lower volatility. During the fiscal year, the strategy outperformed the Fund’s benchmark. The tilt
toward higher quality stocks was notably beneficial while the tilt toward lower volatility detracted. Sector allocation decisions were beneficial, specifically an overweight to communication services and an underweight to financials.
RIM incorporates environmental, social and governance-related
(“ESG”) sustainability goals into its portfolio construction

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
50 Sustainable Equity Fund
process. In service of this, with respect to the portion of the
Fund that RIM manages, RIM seeks to identify the combination of securities that best achieves these sustainability goals while minimizing transaction costs and deviation from the money
managers’ security selection.
The Fund’s ESG orientation modestly detracted from relative
performance over the fiscal year, due in part to a lower weight to various names within the Independent Power & Electricity
Producers industry which outperformed over the fiscal year.
During the fiscal year, RIM equitized the majority of the Fund’s cash using index futures contracts to provide the Fund with
greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Coho Partners, Ltd. Market Oriented
Jacobs Levy Equity Management, Inc. Market Oriented
Mar Vista Investment Partners, LLC Market Oriented
Sustainable Growth Advisers, LP Growth
* Assumes initial investment on November 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Sustainable Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000
®
Defensive
Index
TM
through December 31, 2020 and the Russell 1000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Sustainable Equity Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 982.60 $ 1,018.40
Expenses Paid During Period* $ 6.75 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 978.80 $ 1,014.62
Expenses Paid During Period* $ 10.47 $ 10.66
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 983.90 $ 1,019.86
Expenses Paid During Period* $ 5.30 $ 5.40
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
52 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 984.90 $ 1,020.62
Expenses Paid During Period* $ 4.55 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 105.2%
Consumer Discretionary - 15.3%
Amazon.com, Inc.(Æ)(Û) 30,974 4,122
AutoNation, Inc.(Æ) 261 34
AutoZone, Inc.(Æ) 350 867
Best Buy Co., Inc. 956 64
Carter's, Inc. 531 36
Chipotle Mexican Grill, Inc. Class A(Æ) 58 113
Choice Hotels International, Inc. 292 32
Comcast Corp. Class A 3,603 149
Costco Wholesale Corp. 498 275
Dollar General Corp. 8,049 958
Dollar Tree, Inc.(Æ) 319 35
Domino's Pizza, Inc. 1,083 367
DR Horton, Inc. 1,510 158
eBay, Inc.(Û) 10,083 396
Expedia Group, Inc.(Æ) 5,632 537
FactSet Research Systems, Inc.(Û) 1,039 449
Fox Corp. Class A(Ð)(Û) 11,932 363
Garmin, Ltd. 653 67
General Motors Co.(Û) 18,623 525
Genuine Parts Co. 257 33
GMS, Inc.(Æ) 1,590 93
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 6,688 80
Grand Canyon Education, Inc.(Æ) 1,939 229
Home Depot, Inc. (The) 526 150
KB Home 2,213 98
Lear Corp. 2,233 290
Lennar Corp. Class A(Û) 3,855 411
Lennar Corp. Class B 348 34
Live Nation Entertainment, Inc.(Æ) 3,051 244
Lowe's Cos., Inc. 7,381 1,407
Madison Square Garden Sports Corp. Class
A(Æ) 1,955 329
Netflix, Inc.(Æ) 1,625 669
New York Times Co. (The) Class A 836 34
Nike, Inc. Class B 22,418 2,304
NVR, Inc.(Æ) 51 276
Omnicom Group, Inc. 687 52
O'Reilly Automotive, Inc.(Æ)(Ð)(Û) 1,073 998
Penske Automotive Group, Inc. 225 32
Polaris, Inc. 343 30
PulteGroup, Inc. 1,202 88
RB Global, Inc. 640 42
Ross Stores, Inc. 14,180 1,644
Service Corp. International 6,021 328
Skechers USA, Inc. Class A(Æ) 770 37
Starbucks Corp. 10,709 988
Target Corp. 6,849 759
Taylor Morrison Home Corp. Class A(Æ)
(Ð)(Û) 2,308 88
TEGNA, Inc.(Ð)(Û) 10,985 159
Tesla, Inc.(Æ) 3,372 677
TJX Cos., Inc. (The) 1,458 128
Tractor Supply Co. 169 33
Tri Pointe Homes, Inc.(Æ) 2,998 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ulta Beauty, Inc.(Æ) 99 38
Walmart, Inc. 1,776 290
Walt Disney Co. (The)(Æ) 25,068 2,045
Yum! Brands, Inc. 5,967 721
Zillow Group, Inc. Class A(Æ) 6,036 214
25,694
Consumer Staples - 8.5%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 2,472 54
Archer-Daniels-Midland Co.(Û) 8,942 640
Brown-Forman Corp. Class A - ADR 525 30
Brown-Forman Corp. Class B - ADR 1,157 65
Bunge, Ltd. 359 38
Casey's General Stores, Inc. 187 51
Church & Dwight Co., Inc. 1,386 126
Clorox Co. (The)(Û) 3,458 407
Coca-Cola Co. (The) 23,262 1,314
Colgate-Palmolive Co. 15,760 1,184
Conagra Brands, Inc. 13,748 376
CVS Health Corp. 18,431 1,272
Estee Lauder Cos., Inc. (The) Class A 310 40
Flowers Foods, Inc. 2,447 54
General Mills, Inc. 935 61
Hershey Co. (The)(Ð)(Û) 3,146 589
JM Smucker Co. (The) 235 27
Kellanova 893 45
Kenvue, Inc. 16,284 303
Kimberly-Clark Corp. 331 40
Kroger Co. (The)(Û) 15,186 689
Mondelez International, Inc. Class A 21,429 1,419
Monster Beverage Corp.(Æ)(Û) 15,786 807
PepsiCo, Inc. 7,364 1,202
Post Holdings, Inc.(Æ) 3,848 309
Procter & Gamble Co. (The) 7,133 1,070
Sysco Corp. 21,170 1,407
Tyson Foods, Inc. Class A(Û) 7,356 341
Unilever PLC - ADR 6,524 309
US Foods Holding Corp.(Æ) 937 36
Vector Group, Ltd. 2,250 23
WK Kellogg Co. 223 2
14,330
Energy - 1.8%
Chevron Corp. 1,884 275
Exxon Mobil Corp. 3,755 397
Marathon Petroleum Corp. 6,299 953
Phillips 66 5,609 640
Sunrun, Inc.(Æ)(Ñ) 10,085 97
Valero Energy Corp.(Ð)(Û) 4,857 617
2,979
Financial Services - 14.5%
Aflac, Inc. 1,769 138
Air Lease Corp. Class A 5,034 174
Allstate Corp. (The) 5,971 765

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
54 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Express Co. 3,077 449
American Tower Corp.(ö) 6,900 1,229
Aon PLC Class A 2,680 829
Arch Capital Group, Ltd.(Æ) 1,087 94
Bank of America Corp. 1,228 32
Bank of New York Mellon Corp. (The) 12,361 525
Berkshire Hathaway, Inc. Class B(Æ) 2,550 870
BOK Financial Corp.(Ð)(Û) 2,379 156
Brighthouse Financial, Inc.(Æ) 5,202 236
Brown & Brown, Inc. 1,349 94
Camden Property Trust(ö) 3,322 282
CBRE Group, Inc. Class A(Æ) 1,071 74
Chubb, Ltd. 270 58
Cincinnati Financial Corp. 608 61
Comerica, Inc.(Û) 3,934 155
Corebridge Financial, Inc.(Ð)(Û) 9,264 185
Cullen/Frost Bankers, Inc.(Û) 2,779 253
Dun & Bradstreet Holdings, Inc.(Ð)(Û) 10,363 91
Eastern Bankshares, Inc.(Ð)(Û) 8,564 94
Enact Holdings, Inc. 1,973 54
Equinix, Inc.(ö) 641 468
Equity Commonwealth(ö) 13,781 261
Essex Property Trust, Inc.(Ð)(ö)(Û) 1,491 319
Evercore, Inc. Class A 1,775 231
First American Financial Corp. 4,141 213
Globe Life, Inc. 361 42
Hanover Insurance Group, Inc. (The) 1,797 211
Hartford Financial Services Group, Inc.(Û) 6,623 486
Healthpeak Properties, Inc.(Ð)(ö)(Û) 21,412 333
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 2,099 139
Interactive Brokers Group, Inc. Class A 3,608 289
Jackson Financial, Inc. Class A 4,373 161
JPMorgan Chase & Co. 1,579 220
LPL Financial Holdings, Inc. 2,209 496
Markel Group, Inc.(Æ) 747 1,098
Marsh & McLennan Cos., Inc. 6,608 1,253
MasterCard, Inc. Class A(Û) 4,081 1,536
MGIC Investment Corp. 2,206 37
Nasdaq, Inc. 6,360 315
NMI Holdings, Inc. Class A(Æ) 3,868 106
Pinnacle Financial Partners, Inc.(Ð)(Û) 2,700 168
PJT Partners, Inc. Class A(Ð)(Û) 1,705 134
Popular, Inc. 4,146 270
Progressive Corp. (The)(Û) 2,048 324
Public Storage(ö) 514 123
Reinsurance Group of America, Inc. Class A 3,149 471
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð)(Û) 2,173 94
SBA Communications Corp.(Ð)(ö)(Û) 2,123 443
SEI Investments Co. 597 32
SLM Corp. 10,293 134
State Street Corp. 15,230 984
Synchrony Financial(Ð)(Û) 19,386 544
Texas Capital Bancshares, Inc.(Æ) 1,908 105
Travelers Cos., Inc. (The)(Û) 3,485 584
Unum Group 840 41
US Bancorp 32,777 1,045
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Virtu Financial, Inc. Class A 7,624 141
Visa, Inc. Class A 11,658 2,741
Willis Towers Watson PLC 1,974 466
WR Berkley Corp.(Ð)(Û) 6,468 436
24,392
Health Care - 15.9%
Abbott Laboratories 11,639 1,100
AbbVie, Inc. 1,633 231
Acadia Pharmaceuticals, Inc.(Æ) 3,841 87
Agilent Technologies, Inc. 569 59
Amgen, Inc. 5,687 1,454
BioMarin Pharmaceutical, Inc.(Æ)(Ð)(Û) 2,774 226
Bristol-Myers Squibb Co. 2,024 104
Cardinal Health, Inc. 4,561 415
Cencora, Inc. Class A 8,526 1,579
Centene Corp.(Æ) 11,199 773
Cooper Cos., Inc. (The) 242 75
Danaher Corp. 6,971 1,339
Dentsply Sirona, Inc.(Ð)(Û) 6,970 212
Edwards Lifesciences Corp.(Æ)(Û) 10,283 655
Elevance Health, Inc. 484 218
Eli Lilly & Co. 798 442
Exelixis, Inc.(Æ)(Ð)(Û) 18,322 377
Gilead Sciences, Inc. 2,371 186
HCA Healthcare, Inc. 172 39
Hologic, Inc.(Æ) 773 51
Humana, Inc. 1,920 1,005
IDEXX Laboratories, Inc.(Æ) 199 80
Incyte Corp.(Æ) 9,391 506
Intuitive Surgical, Inc.(Æ) 383 100
IQVIA Holdings, Inc.(Æ) 2,506 453
Jazz Pharmaceuticals PLC(Æ)(Ð)(Û) 2,851 362
Johnson & Johnson 18,384 2,727
McKesson Corp. 1,979 901
Medtronic PLC 16,365 1,155
Merck & Co., Inc. 2,879 296
Molina Healthcare, Inc.(Æ)(Û) 2,135 711
Neurocrine Biosciences, Inc.(Æ) 3,792 421
Organon & Co.(Ð)(Û) 10,182 151
Perrigo Co. PLC 11,673 323
Pfizer, Inc. 7,270 222
Premier, Inc. Class A 5,902 113
Regeneron Pharmaceuticals, Inc.(Æ) 930 725
ResMed, Inc. 405 57
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 2,642 178
Stryker Corp. 122 33
Tenet Healthcare Corp.(Æ) 2,437 131
Thermo Fisher Scientific, Inc. 4,013 1,785
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð)(Û) 2,417 86
United Therapeutics Corp.(Æ) 2,884 643
UnitedHealth Group, Inc. 5,516 2,954
Vertex Pharmaceuticals, Inc.(Æ)(Û) 2,083 754
Zimmer Biomet Holdings, Inc. 301 31

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 796 125
26,650
Materials and Processing - 4.1%
Acuity Brands, Inc. 981 159
Air Products & Chemicals, Inc. 2,031 574
AptarGroup, Inc. 290 35
Ashland, Inc. 2,284 175
Ball Corp. 9,666 465
Copart, Inc.(Æ) 2,982 130
Core & Main, Inc. Class A(Æ)(Ð)(Û) 4,688 141
Dow, Inc.(Û) 11,443 553
DuPont de Nemours, Inc. 635 46
Eastman Chemical Co.(Ð)(Û) 4,296 321
Ecolab, Inc. 4,350 730
Fastenal Co. 1,824 106
FMC Corp.(Ð)(Û) 4,176 222
Huntsman Corp. 7,442 174
Lennox International, Inc. 263 97
Linde PLC 2,824 1,079
LKQ Corp. 1,158 51
LyondellBasell Industries NV Class A(Û) 2,440 220
Martin Marietta Materials, Inc.(Ð)(Û) 858 351
NewMarket Corp. 81 39
Newmont Corp.(Ð)(Û) 9,336 350
Nucor Corp. 591 87
Packaging Corp. of America 606 93
Reliance Steel & Aluminum Co. 596 152
Sherwin-Williams Co. (The) 2,144 511
Stepan Co.(Ð)(Û) 1,124 84
6,945
Producer Durables - 11.4%
3M Co. 1,626 148
AECOM(Ð)(Û) 4,690 359
AGCO Corp.(Ð)(Û) 2,529 290
Allison Transmission Holdings, Inc. Class A 5,482 276
Amphenol Corp. Class A 11,206 903
AO Smith Corp. 687 48
Booz Allen Hamilton Holding Corp. Class A 387 46
Canadian Pacific Kansas City, Ltd. 8,182 581
CH Robinson Worldwide, Inc. 385 32
Cintas Corp. 253 128
CNH Industrial NV 25,073 275
Cummins, Inc. 360 78
ExlService Holdings, Inc.(Æ) 4,445 116
Expeditors International of Washington, Inc. 708 77
FedEx Corp.(Û) 3,638 874
FleetCor Technologies, Inc.(Æ) 2,189 493
Fluor Corp.(Æ) 2,759 92
Fortive Corp. 12,017 785
Gates Industrial Corp. PLC(Æ) 12,488 136
Global Payments, Inc. 8,684 922
GXO Logistics, Inc.(Æ) 26,620 1,345
Heico Corp. 4,583 726
Heico Corp. Class A 274 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Helios Technologies, Inc. 1,220 63
Honeywell International, Inc. 4,719 865
Huntington Ingalls Industries, Inc.(Ð)(Û) 1,010 222
Illinois Tool Works, Inc. 322 72
Insperity, Inc. 1,096 116
JB Hunt Transport Services, Inc. 1,825 314
Keysight Technologies, Inc.(Æ) 388 47
Knight-Swift Transportation Holdings, Inc. 609 30
Landstar System, Inc.(Ð)(Û) 1,792 295
Mettler-Toledo International, Inc.(Æ) 781 769
Moody's Corp. 2,221 684
MSC Industrial Direct Co., Inc. Class A 382 36
Murphy USA, Inc. 129 47
NEXTracker, Inc. Class A(Æ) 2,517 88
Nordson Corp. 278 59
Northrop Grumman Corp. 85 40
Old Dominion Freight Line, Inc. 325 122
Oshkosh Corp. 3,632 319
Otis Worldwide Corp.(Ð)(Û) 7,848 606
Parker-Hannifin Corp. 106 39
Paychex, Inc. 980 109
PayPal Holdings, Inc.(Æ) 10,006 518
Robert Half, Inc.(Ð)(Û) 3,183 238
Rollins, Inc. 982 37
Ryder System, Inc. 328 32
S&P Global, Inc. 2,246 785
Schneider National, Inc. Class B 1,725 44
TE Connectivity, Ltd. 530 62
Terex Corp.(Ð)(Û) 5,746 263
TransDigm Group, Inc.(Æ) 1,629 1,349
Trimble Navigation, Ltd.(Æ) 759 36
TriNet Group, Inc.(Æ)(Û) 1,489 153
United Parcel Service, Inc. Class B 823 116
United Rentals, Inc. 177 72
Veralto Corp.(Æ) 4,827 333
WW Grainger, Inc. 1,650 1,204
Xerox Holdings Corp. 11,077 142
19,091
Technology - 31.0%
Accenture PLC Class A 611 182
Adobe, Inc.(Æ) 2,722 1,448
Akamai Technologies, Inc.(Æ) 526 54
Alphabet, Inc. Class A(Æ) 8,657 1,074
Alphabet, Inc. Class C(Æ)(Û) 25,852 3,239
Apple, Inc.(Û) 52,712 9,002
Applied Materials, Inc. 1,154 153
Atlassian Corp. Class A(Æ) 1,539 278
Autodesk, Inc.(Æ) 3,127 618
Booking Holdings, Inc.(Æ)(Û) 379 1,057
Box, Inc. Class A(Æ) 6,138 153
Broadcom, Inc. 391 329
CACI International, Inc. Class A(Æ) 248 81
Ciena Corp.(Æ)(Ð)(Û) 3,921 165
Cirrus Logic, Inc.(Æ)(Ð)(Û) 6,413 429
Cisco Systems, Inc. 4,920 257

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
56 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A 9,137 589
CommVault Systems, Inc.(Æ) 1,435 94
Corteva, Inc.(Ð)(Û) 14,512 699
Crane NXT Co. 3,174 165
Dell Technologies, Inc. Class C 9,031 604
Dropbox, Inc. Class A(Æ)(Ð)(Û) 18,419 484
Electronic Arts, Inc. 969 120
Elisa OYJ 1,012 74
F5, Inc.(Æ)(Û) 2,816 427
Fidelity National Information Services, Inc.
(Ð)(Û) 10,512 516
Fortinet, Inc.(Æ) 12,228 699
GoDaddy, Inc. Class A(Æ) 5,501 403
Guidewire Software, Inc.(Æ) 2,146 193
Hewlett Packard Enterprise Co. 2,281 35
HP, Inc. 17,366 457
Intel Corp.(Û) 31,232 1,140
International Business Machines Corp. 291 42
Intuit, Inc. 2,996 1,483
Jack Henry & Associates, Inc. 376 53
Juniper Networks, Inc.(Ð)(Û) 19,446 524
KLA Corp. 175 82
Lam Research Corp. 70 41
Lyft, Inc. Class A(Æ) 21,385 196
Meta Platforms, Inc. Class A(Æ) 2,388 719
Microchip Technology, Inc. 34,191 2,437
Microsoft Corp.(Û) 27,536 9,310
MSCI, Inc. Class A 1,536 724
Nutanix, Inc. Class A(Æ) 15,000 543
NVIDIA Corp. 5,198 2,120
NXP Semiconductors NV 580 100
Oracle Corp. 11,663 1,206
QUALCOMM, Inc. 1,985 216
Qualys, Inc.(Æ) 610 93
Roper Technologies, Inc. 1,733 847
Salesforce, Inc.(Æ) 6,842 1,374
SAP SE - ADR 8,156 1,093
ServiceNow, Inc.(Æ) 1,163 677
Skyworks Solutions, Inc. 1,272 110
Sonos, Inc.(Æ)(Ð)(Û) 7,576 82
Spotify Technology SA(Æ) 1,725 284
Take-Two Interactive Software, Inc.(Æ) 261 35
Teradyne, Inc.(Û) 5,249 437
Texas Instruments, Inc. 1,299 184
Universal Display Corp. 242 34
VeriSign, Inc.(Æ) 3,369 673
Viavi Solutions, Inc. Class W(Æ) 10,422 81
Western Digital Corp.(Æ) 2,555 103
Workday, Inc. Class A(Æ) 4,056 859
51,980
Utilities - 2.7%
American States Water Co. 1,666 130
AT&T, Inc.(Û) 46,351 714
Avangrid, Inc. 11,690 349
Chesapeake Utilities Corp.(Ð)(Û) 816 72
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CNX Resources Corp.(Æ)(Ð)(Û) 6,148 134
ConocoPhillips 959 114
Consolidated Edison, Inc. 271 24
DTE Energy Co.(Ð)(Û) 4,692 452
Duke Energy Corp. 33 3
Edison International 6,140 387
Eversource Energy 7,493 403
Exelon Corp.(Ð)(Û) 17,242 671
NRG Energy, Inc.(Û) 7,692 326
ONE Gas, Inc. 2,127 129
Pinnacle West Capital Corp. 3,313 246
Southwest Gas Holdings, Inc.(Ð)(Û) 2,268 133
Verizon Communications, Inc. 4,405 155
WEC Energy Group, Inc. 5 —
4,442
Total Common Stocks
(cost $140,483) 176,503
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 6,246,308 (∞) 6,244
Total Short-Term Investments
(cost $6,244) 6,244
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 67,525 (∞)
68
Total Other Securities
(cost $68) 68
Total Investments - 109.0%
(identified cost $146,795) 182,815
Securities Sold Short - (9.0)%
Consumer Discretionary - (1.0)%
Acushnet Holdings Corp. (2,223) (113)
Advanced Energy Industries, Inc. (847) (74)
Atlanta Braves Holdings, Inc. Class C(Æ) (2,569) (89)
Bloomin' Brands, Inc. (2,790) (65)
Boot Barn Holdings, Inc.(Æ) (692) (48)
Churchill Downs, Inc. (1,639) (180)
DISH Network Corp. Class A(Æ) (1,391) (7)
Floor & Decor Holdings, Inc. Class A(Æ) (1,756) (145)
Group 1 Automotive, Inc. (220) (56)
Instructure Holdings, Inc.(Æ) (820) (20)
Kontoor Brands, Inc. (1,042) (48)
Leggett & Platt, Inc. (5,651) (132)
Liberty Media Corp. Class C(Æ) (2,026) (131)
Lithia Motors, Inc. Class A (614) (149)
Red Rock Resorts, Inc. Class A (716) (28)
Topgolf Callaway Brands Corp.(Æ) (7,734) (95)
Warner Bros Discovery, Inc.(Æ) (24,490) (244)
Ziff Davis, Inc.(Æ) (548) (33)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(1,657)
Consumer Staples - (0.2)%
J&J Snack Foods Corp. (1,204) (188)
MGP Ingredients, Inc. (655) (62)
(250)
Energy - (0.1)%
Plug Power, Inc.(Æ) (2,175) (13)
Shoals Technologies Group, Inc. Class A(Æ) (929) (14)
Sitio Royalties Corp. Class A (4,094) (101)
Sunrun, Inc.(Æ) (4,631) (45)
Uranium Energy Corp.(Æ) (6,356) (38)
(211)
Financial Services - (2.5)%
Annaly Capital Management, Inc.(ö) (10,369) (162)
Apollo Global Management, Inc. (2,930) (227)
Arbor Realty Trust, Inc.(ö) (5,978) (75)
Ares Management Corp. Class A (1,719) (170)
Artisan Partners Asset Management, Inc.
Class A (1,861) (61)
Berkshire Hathaway, Inc. Class B(Æ) (385) (131)
BGC Partners, Inc. Class A (10,615) (62)
Blackstone Group, Inc. (The) Class A (3,294) (304)
Cadence Bank (2,987) (63)
Carlyle Group, Inc. (The) (5,030) (139)
Cohen & Steers, Inc. (2,193) (115)
Columbia Banking System, Inc. (3,828) (75)
Erie Indemnity Co. Class A (202) (56)
First Financial Bankshares, Inc. (2,258) (54)
Glacier Bancorp, Inc. (2,002) (60)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,442) (42)
Healthcare Realty Trust, Inc.(ö) (13,620) (196)
Iron Mountain, Inc.(ö) (3,459) (204)
Kite Realty Group Trust(ö) (9,399) (200)
Marsh & McLennan Cos., Inc. (478) (91)
New York Community Bancorp, Inc. (14,648) (139)
Old National Bancorp (8,945) (123)
Omega Healthcare Investors, Inc.(ö) (3,486) (115)
Potlatch Corp.(ö) (3,182) (136)
Ready Capital Corp.(ö) (9,849) (93)
ServisFirst Bancshares, Inc. (995) (47)
T Rowe Price Group, Inc. (2,436) (221)
TFS Financial Corp. (4,050) (48)
United Community Banks, Inc. (1,616) (36)
VICI Properties, Inc.(ö) (9,207) (257)
Webster Financial Corp. (3,743) (142)
Welltower, Inc.(ö) (3,299) (276)
(4,120)
Health Care - (1.1)%
Acadia Healthcare Co., Inc.(Æ) (2,216) (163)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axsome Therapeutics, Inc.(Æ) (373) (23)
Cerevel Therapeutics Holdings, Inc.(Æ) (1,026) (24)
CONMED Corp. (498) (48)
Crinetics Pharmaceuticals, Inc.(Æ) (607) (18)
Cytokinetics, Inc.(Æ) (1,315) (46)
Danaher Corp. (1,289) (247)
Ensign Group, Inc. (The) (1,711) (165)
Halozyme Therapeutics, Inc.(Æ) (1,674) (57)
Immunovant, Inc.(Æ) (1,145) (38)
Karuna Therapeutics, Inc.(Æ) (137) (23)
Medpace Holdings, Inc.(Æ) (262) (64)
Neogen Corp.(Æ) (6,829) (102)
Nuvalent, Inc. Class A(Æ) (441) (23)
Patterson Cos., Inc. (5,548) (169)
RadNet, Inc.(Æ) (1,577) (42)
Repligen Corp.(Æ) (570) (77)
Rocket Pharmaceuticals, Inc.(Æ) (1,807) (33)
Sotera Health Co.(Æ) (1,880) (24)
Surgery Partners, Inc.(Æ) (1,731) (40)
Thermo Fisher Scientific, Inc. (509) (226)
UnitedHealth Group, Inc. (330) (177)
Vaxcyte, Inc.(Æ) (1,535) (74)
(1,903)
Materials and Processing - (0.4)%
Livent Corp.(Æ) (2,370) (34)
Modine Manufacturing Co.(Æ) (980) (39)
Pool Corp. (761) (240)
Quaker Chemical Corp. (1,173) (169)
Valvoline, Inc. (4,383) (130)
(612)
Producer Durables - (1.7)%
Amphenol Corp. Class A (3,520) (284)
Applied Industrial Technologies, Inc. (745) (114)
Badger Meter, Inc. (862) (119)
Bloom Energy Corp. Class A(Æ) (1,720) (18)
Brink's Co. (The) (1,255) (84)
Casella Waste Systems, Inc. Class A(Æ) (1,795) (135)
Cintas Corp. (530) (269)
Clean Harbors, Inc.(Æ) (68) (10)
Dorman Products, Inc.(Æ) (1,542) (96)
GATX Corp. (1,564) (164)
General Dynamics Corp. (1,025) (247)
LCI Industries (926) (101)
Maximus, Inc. (1,779) (133)
Mueller Industries, Inc. (546) (21)
S&P Global, Inc. (801) (280)
Snap-on, Inc. (847) (219)
Teledyne Technologies, Inc.(Æ) (649) (243)
Union Pacific Corp. (1,307) (271)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
58 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zurn Elkay Water Solutions Corp. (3,452) (91)
(2,899)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (2,561) (252)
Analog Devices, Inc. (1,533) (241)
Bentley Systems, Inc. Class B (2,222) (108)
Bio Techne Corp. (1,766) (97)
Envestnet, Inc.(Æ) (1,872) (69)
ePlus, Inc.(Æ) (900) (56)
Fair Isaac Corp.(Æ) (172) (146)
Fiserv, Inc.(Æ) (2,294) (261)
Frontier Communications Corp.(Æ) (4,441) (80)
Gen Digital, Inc. (11,487) (191)
InterDigital, Inc. (677) (51)
Motorola Solutions, Inc. (962) (268)
Paycor HCM, Inc.(Æ) (2,335) (50)
Roper Technologies, Inc. (546) (267)
Take-Two Interactive Software, Inc.(Æ) (865) (116)
Vishay Intertechnology, Inc. (2,345) (52)
(2,305)
Utilities - (0.6)%
Alliant Energy Corp. (5,180) (253)
Chord Energy Corp. (639) (105)
Civitas Resources, Inc. (2,568) (194)
Cogent Communications Holdings, Inc. (1,649) (107)
Equitrans Midstream Corp. (4,245) (38)
Northern Oil and Gas, Inc. (1,548) (59)
OGE Energy Corp. (4,493) (154)
Otter Tail Corp. (1,679) (129)
Permian Resources Corp. (2,423) (35)
(1,074)
Total Securities Sold Short
(proceeds $16,621) (15,031)
Other Assets and Liabilities,
Net - 0.0%
12
Net Assets - 100.0%
167,796

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 59
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 31 USD 6,529 12/23 (300)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (300)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 25, 694 $ — $ —
$ —
$ 25, 694 15.3
Consumer Staples 14, 330 — —
—
14, 330 8.5
Energy 2,979 — —
—
2,979 1.8
Financial Services 24, 392 — —
—
24, 392 14.5
Health Care 26,650 — —
—
26,650 15.9
Materials and Processing 6,945 — —
—
6,945 4.1
Producer Durables 19,091 — —
—
19,091 11.4
Technology 51,980 — —
—
51,980 31.0
Utilities 4,442 — —
—
4,442 2.7
Short-Term Investments — — — 6,244 6,244 3.7
Other Securities — — — 68 68 0.1
Total Investments 176, 503 — — 6,312 182, 815 109.0
Securities Sold Short
***
(15, 031 ) — — — (15, 031 ) (9.0)
Other Assets and Liabilities, Net
—
*
100.0
Other Financial Instruments
Liabilities
Futures Contracts (300) — — — (300) (0.2)
Total Other Financial Instruments
**
$ (300) $ — $ — $ — $ (300)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
***
Refer to Schedule of Investments for detailed sector breakout.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
60 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 300
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 562
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (354)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 61
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 70 $ — $ 70
Total Financial and Derivative Assets
70 — 70
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 70 $ — $ 70
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Morgan Stanley
$ 70 $ — $ 70 $ —
Total
$ 70 $ — $ 70 $ —

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
62 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 15,031 $ — $ 15,031
Total Financial and Derivative Liabilities
15,031 — 15,031
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 15,031 $ — $ 15,031
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 15,031 $ — $ 15,031 $ —
Total
$ 15,031 $ — $ 15,031 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 63
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 146,795
Investments, at fair value(*)(>) ....................................................................................................................................................
182, 815
Receivables:
Dividends and interest ...................................................................................................................................................... 113
Dividends from affiliated funds ....................................................................................................................................... 31
Investments sold ............................................................................................................................................................... 1, 213
From broker(a) ................................................................................................................................................................. 688
Total assets ...............................................................................................................................................................
184, 860
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 11
Investments purchased ..................................................................................................................................................... 1,012
Fund shares redeemed ...................................................................................................................................................... 408
Accrued fees to affiliates .................................................................................................................................................. 125
Other accrued expenses .................................................................................................................................................... 109
Variation margin on futures contracts .............................................................................................................................. 300
Securities sold short, at fair value(‡) ........................................................................................................................................... 15, 031
Payable upon return of securities loaned ..................................................................................................................................... 68
Total liabilities ...........................................................................................................................................................
17, 064
Net Assets ...............................................................................................................................................................
$ 167,796

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 Sustainable Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 44,121
Shares of beneficial interest .........................................................................................................................................................
41
Additional paid-in capital ............................................................................................................................................................
123,634
Net Assets ...............................................................................................................................................................
$ 167,796
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 40.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 43.14
Class A — Net assets ........................................................................................................................................................... $ 16,229,238
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 399,140
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 38.80
Class C — Net assets ........................................................................................................................................................... $ 18,993,830
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 489,531
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 40.82
Class S — Net assets ............................................................................................................................................................ $ 124,287,687
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,044,660
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 40.66
Class Y — Net assets ........................................................................................................................................................... $ 8,284,888
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 203,751
Amounts in thousands
(*)     Securities on loan included in investments $ 70
(‡)     Proceeds on securities sold short $ 16,621
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 6,312
(a)   Receivable from Broker for Futures $ 688
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 65
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,966
Dividends from affiliated funds ....................................................................................................................................... 383
Total investment income ..............................................................................................................................................................
3,349
Expenses
Advisory fees ................................................................................................................................................................... 1,054
Administrative fees .......................................................................................................................................................... 93
Custodian fees .................................................................................................................................................................. 113
Distribution fees - Class A ............................................................................................................................................... 44
Distribution fees - Class C ............................................................................................................................................... 158
Transfer agent fees - Class A ........................................................................................................................................... 35
Transfer agent fees - Class C ........................................................................................................................................... 43
Transfer agent fees - Class S ............................................................................................................................................ 289
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 75
Registration fees ............................................................................................................................................................... 63
Shareholder servicing fees - Class C ............................................................................................................................... 53
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 9
Dividends from securities sold short ................................................................................................................................ 392
Interest expense paid on securities sold short .................................................................................................................. 96
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 2,545
Expense reductions .......................................................................................................................................................... (229)
Net expenses ................................................................................................................................................................................
2,316
Net investment income (loss) .......................................................................................................................................................
1,033
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 12,097
Futures contracts .............................................................................................................................................................. 562
Securities sold short ......................................................................................................................................................... 1,240
Net realized gain (loss) ................................................................................................................................................................
13,899
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (3, 447 )
Futures contracts .............................................................................................................................................................. (354)
Securities sold short ......................................................................................................................................................... (134)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,935)
Net realized and unrealized gain (loss) ........................................................................................................................................ 9,964
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 10,997
*      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 Sustainable Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,033 $ 988
Net realized gain (loss) ....................................................................................................................... 13,899 22,362
Net change in unrealized appreciation (depreciation) ........................................................................ (3,935) (49,990)
Net increase (decrease) in net assets from operations .............................................................................. 10,997 (26,640)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,979) (4,749)
Class C .......................................................................................................................................... (2,417) (6,073)
Class S .......................................................................................................................................... (17,313) (43,403)
Class Y .......................................................................................................................................... (922) (1,866)
Net decrease in net assets from distributions ............................................................................................ (22,631) (56,091)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (34,663) 4,232
Total Net Increase (Decrease) in Net Assets ........................................................................
(46,297) (78,499)
Net Assets
Beginning of period .................................................................................................................................. 214,093 292,592
End of period .............................................................................................................................................
$ 167,796 $ 214,093

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 67
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 19 $ 818 21 $ 1,058
Proceeds from reinvestment of distributions 50 1,956 95 4,680
Payments for shares redeemed (90) (3,769) (102) (4,655)
Net increase (decrease)
(21) (995) 14 1,083
Class C
Proceeds from shares sold 18 713 4 178
Proceeds from reinvestment of distributions 65 2,416 127 6,052
Payments for shares redeemed (125) (4,957) (132) (6,090)
Net increase (decrease)
(42) (1,828) (1) 140
Class S
Proceeds from shares sold 83 3,486 150 6,951
Proceeds from reinvestment of distributions 424 16,602 826 40,821
Payments for shares redeemed (1,253) (52,615) (941) (44,284)
Net increase (decrease)
(746) (32,527) 35 3,488
Class Y
Proceeds from shares sold 1 67 — —
Proceeds from reinvestment of distributions 24 922 38 1,866
Payments for shares redeemed (6) (302) (42) (2,345)
Net increase (decrease)
1 9 687 (4) (479)
Total increase (decrease)
(790) $ (34,663) 44 $ 4,232

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
68 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 43.52 .16 1.83 1.99 (.15) (4.70)
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
Class C
October 31, 2023 41.89 (.15) 1.76 1.61 — (4.70)
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
Class S
October 31, 2023 43.66 .28 1.83 2.11 (.25) (4.70)
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
Class Y
October 31, 2023 43.51 .35 1.82 2.17 (.32) (4.70)
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 69
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(4.85) 40.66 5. 09 16,229 1.45 1.36 .38 68
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(4.70) 38.80 4.28 18,994 2.20 2.11 (.37) 68
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.95) 40.82 5.37 124,288 1.20 1.07 .67 68
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.02) 40.66 5.54 8,285 1.01 .92 .83 68
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
70 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 73,786
Administrative fees 7,061
Distribution fees 15,820
Shareholder servicing fees 4,104
Transfer agent fees 23,414
Trustee fees 1,248
$ 125,433
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,827 $ 82,090 $ 85,673 $ — $ — $ 6,244 $ 383 $ —
U.S. Cash Collateral Fund — 2,563 2,495 $ — — 68 4 —
$ 9,827 $ 84,653 $ 88,168 $ — $ — $ 6,312 $ 387 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 13 5 , 027 , 794 $ 76, 378 , 38 8 $ (43, 621 , 926 ) $ 32, 756 , 462 $ 256 , 795 $ 11 , 103 , 174
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,193,515 $ 18,437,765 $ — $ 14,658,144 $ 41,432,360 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
72 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund - Class A
‡
Total
Return
1 Year 3 .38%
5 Years 7 .47%§
10 Years 8 .35%§
U.S. Strategic Equity Fund - Class C
Total
Return
1 Year 8 .80%
5 Years 7 .93%§
10 Years 8 .17%§
U.S. Strategic Equity Fund - Class M
‡‡
Total
Return
1 Year 10 .03%
5 Years 9 .12%§
10 Years 9 .34%§
U.S. Strategic Equity Fund - Class S
Total
Return
1 Year 9 .90%
5 Years 9 .01%§
10 Years 9 .27%§
U.S. Strategic Equity Fund - Class Y
‡‡‡
Total
Return
1 Year 9 .22%
5 Years 8 .30%§
10 Years 8 .87%§
Russell 1000
®
Index
**
Total
Return
1 Year 9 .48%
5 Years 10 .71%§
10 Years 10 .88%§

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
U.S. Strategic Equity Fund 73
The U.S. Strategic Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change a Fund’s asset allocation at any time,
including not allocating Fund assets to one or more money
manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2023, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, and Class S Shares gained
9.67%, 8.80%, 10.03% and 9.90%, respectively. For the period of September 12, 2023 (inception of the Class) through October
31, 2023, the Fund’s Class Y Shares lost 5.50%. This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which gained
9.48% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 7.54%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further economic moderation however U.S. equity
absolute market returns remained mostly resilient until the
latter portion of the fiscal year. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a mixed environment for equity markets where growth and
quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed. Communication
services and information technology were the best performing sectors while real estate and utilities lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation, higher quality and growth, and lower
market capitalization compared to its benchmark. Overall, the
Fund’s factor tilts provided mixed results as the tilts toward value and lower size were not rewarded while tilts toward
higher quality and growth were additive.
Sector allocation decisions were positive over the fiscal year, especially an overweight to information technology and an
underweight to real estate.
Stock selection was positive, especially within the
communication services, industrials, and health care sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers,
Brandywine Global Investment Management, LLC outperformed
it’s RIM-assigned benchmark. Stock selection within the
utilities, energy, and financials sectors was the primary driver of excess returns. Additionally, sector allocation decisions were beneficial, specifically an overweight to communication services and an underweight to real estate.
Jacobs Levy Equity Management, Inc. underperformed the
Fund’s benchmark. Factor tilts toward stocks with lower
valuations and smaller market capitalization were not beneficial.
Stock selection within the information technology and consumer discretionary sectors detracted from relative performance.
However, sector allocation decisions had a positive effect on performance, driven mainly by an overweight to information
technology and an underweight to real estate.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
74 U.S. Strategic Equity Fund
provided exposure to RIM’s strategic equity beliefs associated with value, quality, and low volatility factors. During the fiscal year, the strategy outperformed the Fund’s benchmark. Factor tilts toward stocks with lower valuation and lower volatility were not rewarded, however a tilt toward higher quality more than offset the negative impact. Sector allocation decisions were positive, including an overweight to information technology
and an underweight to utilities.
During the fiscal year, RIM fully equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure
or money manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Brandywine Global Investment
Management, LLC Value
Jacobs Levy Equity Management, Inc. Market Oriented
J.P. Morgan Investment Management Inc.
Market Oriented
William Blair Investment Management,
LLC Growth
* Assumes initial investment on November 1, 2013.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund first issued Class Y Shares on July 30, 2018, closed its class Y on September 11, 2019 and reopened its Class Y Shares on September 12, 2023.
The returns shown for Class Y Shares for the period January 1, 2014 through July 29, 2018 are the returns of the Fund’s Class S Shares. The returns shown for Class Y Shares for the period September 12, 2019 through September 11, 2023 are the returns of the Fund’s Class M Shares. Class Y Shares will have substantially similar annual returns as the Class S and Class M Shares because the Shares of each Class are invested in the same portfolio of securities.
Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S and Class M Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
U.S. Strategic Equity Fund 75
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,017.90 $ 1,019.56
Expenses Paid During Period* $ 5.70 $ 5.70
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,013.60 $ 1,015.78
Expenses Paid During Period* $ 9.49 $ 9.50
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,019.50 $ 1,021.32
Expenses Paid During Period* $ 3.92 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
76 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,019.00 $ 1,020.82
Expenses Paid During Period* $ 4.43 $ 4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 945. 0 0 $ 1,02 1 . 73
Expenses Paid During Period* $ 0.9 0 $ 3 . 52
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the 49-day period annualized), multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period since inception). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.3%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc. 64,747 3,369
Amazon.com, Inc.(Æ) 728,098 96,903
Autoliv, Inc. 35,287 3,234
AutoZone, Inc.(Æ) 3,758 9,309
Beacon Roofing Supply, Inc.(Æ) 9,100 648
Cavco Industries, Inc.(Æ)(Û) 2,686 670
Chipotle Mexican Grill, Inc. Class A(Æ) 6,279 12,195
Comcast Corp. Class A 211,535 8,734
Costco Wholesale Corp. 41,991 23,198
Dana Holding Corp.(Û) 70,453 809
Dick's Sporting Goods, Inc. 14,928 1,597
Dillard's, Inc. Class A 3,889 1,207
Domino's Pizza, Inc.(Ð)(Û) 11,223 3,804
DR Horton, Inc. 40,087 4,185
Duolingo, Inc.(Æ)(Ð)(Û) 3,194 466
eBay, Inc. 105,374 4,134
Expedia Group, Inc.(Æ) 41,755 3,979
FactSet Research Systems, Inc. 8,229 3,554
Ford Motor Co.(Û) 753,565 7,347
Fox Corp. Class A(Ð)(Û) 168,773 5,129
Garmin, Ltd. 35,745 3,665
General Motors Co.(Û) 528,125 14,893
Genuine Parts Co. 18,211 2,347
GMS, Inc.(Æ) 15,523 908
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 186,022 2,214
Grand Canyon Education, Inc.(Æ) 3,041 360
Home Depot, Inc. (The) 22,623 6,441
KB Home(Û) 27,692 1,224
Lear Corp.(Û) 32,598 4,230
Lennar Corp. Class A(Û) 68,404 7,297
Lithia Motors, Inc. Class A 14,125 3,421
Live Nation Entertainment, Inc.(Æ)(Ð)(Û) 145,106 11,611
Lowe's Cos., Inc. 66,831 12,736
Lululemon Athletica, Inc.(Æ)(Û) 23,547 9,265
McDonald's Corp. 54,103 14,184
MGM Resorts International(Ð)(Û) 78,017 2,724
Netflix, Inc.(Æ) 8,202 3,377
Newell Rubbermaid, Inc.(Ð)(Û) 34,392 231
News Corp. Class A 137,158 2,836
Nike, Inc. Class B 108,336 11,134
NVR, Inc.(Æ) 891 4,823
Omnicom Group, Inc. 19,252 1,442
O'Reilly Automotive, Inc.(Æ) 15,268 14,206
Paramount Global Class B(Ð)(Û) 139,123 1,514
Penn Entertainment, Inc.(Æ) 101,428 2,001
Ross Stores, Inc. 58,106 6,739
Starbucks Corp. 88,307 8,145
Tapestry, Inc. 39,081 1,077
Target Corp. 27,620 3,060
Tesla, Inc.(Æ) 75,568 15,177
Texas Roadhouse, Inc. Class A 34,189 3,472
TJX Cos., Inc. (The) 99,857 8,794
Tractor Supply Co. 9,596 1,848
Tri Pointe Homes, Inc.(Æ)(Û) 43,106 1,080
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Visteon Corp.(Æ)(Ð)(Û) 4,715 543
Walmart, Inc. 40,456 6,611
Walt Disney Co. (The)(Æ) 93,717 7,646
397,747
Consumer Staples - 4.6%
Archer-Daniels-Midland Co.(Ð)(Û) 147,182 10,534
Church & Dwight Co., Inc. 51,955 4,725
Coca-Cola Co. (The) 283,234 16,000
Conagra Brands, Inc. 329,730 9,021
CVS Health Corp. 239,859 16,553
General Mills, Inc. 29,539 1,927
Hershey Co. (The) 14,633 2,741
Ingredion, Inc. 35,662 3,337
Kenvue, Inc. 150,871 2,806
Kroger Co. (The) 236,028 10,709
Molson Coors Beverage Co. Class B 40,566 2,344
Monster Beverage Corp.(Æ) 271,988 13,899
Olaplex Holdings, Inc.(Æ)(Ð)(Û) 66,980 95
PepsiCo, Inc. 39,456 6,442
Philip Morris International, Inc. 32,801 2,925
Procter & Gamble Co. (The) 64,289 9,645
Tyson Foods, Inc. Class A(Ð)(Û) 291,506 13,511
Vector Group, Ltd. 24,429 251
Walgreens Boots Alliance, Inc. 105,405 2,222
129,687
Energy - 4.3%
Baker Hughes Co. 264,394 9,100
BP PLC - ADR 228,586 8,362
Canadian Natural Resources, Ltd. 72,099 4,580
Chevron Corp. 92,510 13,482
CVR Energy, Inc.(Ð)(Û) 27,029 885
Delek US Holdings, Inc. 27,673 729
Devon Energy Corp. 68,831 3,206
Enphase Energy, Inc.(Æ)(Ð)(Û) 11,052 880
EOG Resources, Inc. 22,522 2,843
Exxon Mobil Corp. 99,624 10,545
Kinder Morgan, Inc. 286,162 4,636
Marathon Oil Corp.(Ð)(Û) 22,743 621
Marathon Petroleum Corp.(Ð)(Û) 81,802 12,373
Occidental Petroleum Corp. 47,538 2,938
Par Pacific Holdings, Inc.(Æ) 16,699 548
Patterson-UTI Energy, Inc. 47,182 599
Phillips 66 53,076 6,054
Pioneer Natural Resources Co. 67,542 16,143
Shell PLC - ADR 106,984 6,969
TechnipFMC PLC 89,556 1,927
Valero Energy Corp.(Ð)(Û) 94,595 12,014
Williams Cos., Inc. (The) 113,499 3,904
123,338
Financial Services - 15.1%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 106,686 6,627
Aflac, Inc. 68,695 5,366

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
78 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alliance Data Systems Corp. 14,267 386
Allstate Corp. (The)(Û) 97,519 12,495
American Express Co. 67,815 9,903
American Tower Corp.(ö) 15,043 2,681
Ameriprise Financial, Inc. 21,294 6,698
Apollo Global Management, Inc. 126,862 9,824
Axis Capital Holdings, Ltd. 33,479 1,912
Bank of America Corp. 309,224 8,145
Bank of New York Mellon Corp. (The) 200,414 8,518
Berkshire Hathaway, Inc. Class B(Æ) 63,321 21,613
BlackRock, Inc. Class A 5,602 3,430
BOK Financial Corp. 13,477 883
Brighthouse Financial, Inc.(Æ) 49,099 2,224
Camden Property Trust(ö) 34,141 2,898
Carlyle Group, Inc. (The) 201,630 5,553
CBRE Group, Inc. Class A(Æ) 55,042 3,817
Charles Schwab Corp. (The) 105,042 5,466
Chubb, Ltd. 18,027 3,869
Citigroup, Inc. 393,674 15,546
CME Group, Inc. Class A 11,824 2,524
CNO Financial Group, Inc. 34,885 809
Comerica, Inc. 77,764 3,064
Corebridge Financial, Inc. 128,532 2,571
Cullen/Frost Bankers, Inc. 22,681 2,064
Dun & Bradstreet Holdings, Inc.(Ð)(Û) 136,090 1,192
Equinix, Inc.(ö) 3,875 2,827
Equity Commonwealth(ö) 91,379 1,731
Evercore, Inc. Class A 28,662 3,731
F&G Annuities & Life, Inc. 6,695 205
First American Financial Corp. 43,426 2,234
First Horizon National Corp. 183,873 1,977
Gaming and Leisure Properties, Inc.(ö) 46,645 2,117
Globe Life, Inc. 21,838 2,541
Goldman Sachs Group, Inc. (The) 13,830 4,199
Hanover Insurance Group, Inc. (The)(Ð)(Û) 20,470 2,399
Hartford Financial Services Group, Inc. 35,908 2,637
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 59,588 3,953
Interactive Brokers Group, Inc. Class A 36,324 2,908
Intercontinental Exchange, Inc. 22,614 2,430
Invitation Homes, Inc.(ö) 146,606 4,353
JPMorgan Chase & Co. 137,825 19,166
KeyCorp(Ð)(Û) 293,819 3,003
Lamar Advertising Co. Class A(ö) 21,811 1,794
Lincoln National Corp. 119,673 2,605
LPL Financial Holdings, Inc.(Ð)(Û) 24,119 5,415
M&T Bank Corp. 13,527 1,525
Marsh & McLennan Cos., Inc. 12,163 2,307
MasterCard, Inc. Class A(Û) 150,081 56,483
Morgan Stanley 187,944 13,310
New York Community Bancorp, Inc. 475,845 4,511
Northern Trust Corp. 28,190 1,858
Park Hotels & Resorts, Inc.(Ð)(ö)(Û) 21,914 253
PennyMac Financial Services, Inc. 12,196 820
Pinnacle Financial Partners, Inc.(Ð)(Û) 19,958 1,245
PJT Partners, Inc. Class A(Ð)(Û) 18,402 1,442
PNC Financial Services Group, Inc. (The) 13,224 1,514
Popular, Inc. 43,852 2,852
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Principal Financial Group, Inc. 23,991 1,624
Progressive Corp. (The) 89,232 14,107
Prologis, Inc.(ö) 73,667 7,422
Public Storage(ö) 10,593 2,529
Raymond James Financial, Inc. 35,092 3,349
Reinsurance Group of America, Inc. Class A 53,049 7,929
Robinhood Markets, Inc. Class A(Æ)(Ð)(Û) 181,146 1,656
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð)(Û) 66,625 2,878
Ryman Hospitality Properties, Inc.(ö) 8,235 705
SBA Communications Corp.(Ð)(ö)(Û) 25,072 5,231
SLM Corp. 191,634 2,491
Synchrony Financial(Ð)(Û) 151,494 4,249
Texas Capital Bancshares, Inc.(Æ) 21,012 1,157
TPG, Inc.(Ð)(Û) 39,766 1,099
Travelers Cos., Inc. (The)(Û) 56,618 9,480
Truist Financial Corp. 45,820 1,299
US Bancorp 180,642 5,759
Virtu Financial, Inc. Class A(Ð)(Û) 74,281 1,373
Visa, Inc. Class A 44,453 10,451
Wells Fargo & Co. 379,737 15,102
Weyerhaeuser Co.(ö) 140,126 4,020
Willis Towers Watson PLC 26,088 6,154
WR Berkley Corp.(Ð)(Û) 127,337 8,585
429,072
Health Care - 13.3%
Abbott Laboratories 51,465 4,866
AbbVie, Inc. 146,091 20,625
Acadia Pharmaceuticals, Inc.(Æ) 75,050 1,694
Agilent Technologies, Inc. 34,721 3,589
Amgen, Inc. 17,802 4,552
Amphastar Pharmaceuticals, Inc.(Æ)(Ð)(Û) 33,590 1,521
AstraZeneca PLC - ADR 43,609 2,757
Baxter International, Inc. 131,487 4,264
Biogen, Inc.(Æ) 18,362 4,362
Boston Scientific Corp.(Æ) 42,610 2,181
Bristol-Myers Squibb Co. 219,833 11,328
Centene Corp.(Æ) 49,883 3,441
Cigna Group (The) 24,902 7,700
Danaher Corp. 26,248 5,040
DaVita HealthCare Partners, Inc.(Æ) 50,400 3,892
Dentsply Sirona, Inc. 145,603 4,428
Edwards Lifesciences Corp.(Æ)(Ð)(Û) 101,811 6,487
Elevance Health, Inc. 28,640 12,891
Eli Lilly & Co. 31,372 17,378
Encompass Health Corp. 69,486 4,347
Exelixis, Inc.(Æ)(Û) 273,530 5,632
Gilead Sciences, Inc. 71,783 5,638
GSK PLC - ADR 180,243 6,435
Harmony Biosciences Holdings, Inc.(Æ) 23,776 560
HCA Healthcare, Inc. 15,866 3,588
Henry Schein, Inc.(Æ) 37,700 2,450
Humana, Inc. 19,064 9,984
Incyte Corp.(Æ)(Û) 87,929 4,742
Intuitive Surgical, Inc.(Æ) 46,904 12,299
Ionis Pharmaceuticals, Inc.(Æ)(Ð)(Û) 53,159 2,353

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jazz Pharmaceuticals PLC(Æ) 40,227 5,110
Johnson & Johnson 95,437 14,157
Koninklijke Philips NV(Æ)(Ñ) 238,829 4,528
Laboratory Corp. of America Holdings 7,995 1,597
McKesson Corp. 21,082 9,600
Medtronic PLC 61,723 4,355
Merck & Co., Inc. 47,385 4,866
Moderna, Inc.(Æ) 16,593 1,260
Molina Healthcare, Inc.(Æ)(Ð)(Û) 18,064 6,014
Neurocrine Biosciences, Inc.(Æ)(Û) 26,956 2,991
Novocure, Ltd.(Æ) 37,822 503
Omnicell, Inc.(Æ) 40,854 1,452
Organon & Co.(Û) 175,743 2,599
Pfizer, Inc. 305,544 9,337
Premier, Inc. Class A 54,056 1,039
PTC Therapeutics, Inc.(Æ) 33,884 635
Qiagen NV(Æ) 83,819 3,137
Regeneron Pharmaceuticals, Inc.(Æ) 17,298 13,491
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 33,982 2,287
Stryker Corp. 8,729 2,359
Tandem Diabetes Care, Inc.(Æ)(Ð)(Û) 65,066 1,126
Tenet Healthcare Corp.(Æ)(Ð)(Û) 37,224 1,999
Thermo Fisher Scientific, Inc. 9,021 4,012
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð)(Û) 35,753 1,266
United Therapeutics Corp.(Æ) 20,113 4,482
UnitedHealth Group, Inc. 109,321 58,548
Veeva Systems, Inc. Class A(Æ) 56,246 10,839
Vertex Pharmaceuticals, Inc.(Æ) 17,211 6,232
Viatris, Inc. 343,060 3,053
West Pharmaceutical Services, Inc. 6,263 1,994
Zoetis, Inc. Class A 68,583 10,768
376,660
Materials and Processing - 3.4%
Air Products & Chemicals, Inc. 7,013 1,981
Boise Cascade Co. 13,251 1,242
Builders FirstSource, Inc.(Æ) 34,659 3,761
Copart, Inc.(Æ) 257,887 11,223
Crown Holdings, Inc. 51,174 4,125
Dow, Inc.(Ð)(Û) 13,666 661
Eagle Materials, Inc.(Ð)(Û) 21,103 3,248
Eastman Chemical Co.(Ð)(Û) 74,590 5,574
Fastenal Co. 60,651 3,538
Freeport-McMoRan, Inc. 101,007 3,412
Huntsman Corp.(Û) 135,620 3,164
Lennox International, Inc. 6,409 2,375
Linde PLC 31,374 11,990
Louisiana-Pacific Corp.(Ð)(Û) 40,331 2,068
Martin Marietta Materials, Inc. 14,047 5,744
MP Materials Corp.(Æ)(Ð)(Û) 29,281 480
Newmont Corp. 98,299 3,683
Nucor Corp. 26,861 3,970
Packaging Corp. of America 23,275 3,562
PPG Industries, Inc. 45,972 5,644
Resideo Technologies, Inc.(Æ) 25,252 366
Scotts Miracle-Gro Co. (The) Class A(Û) 22,140 984
Southern Copper Corp. 33,278 2,360
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 29,389 5,593
Vulcan Materials Co. 28,746 5,648
96,396
Producer Durables - 8.8%
3M Co. 34,562 3,143
AECOM(Ð)(Û) 62,146 4,757
AGCO Corp.(Ð)(Û) 39,838 4,568
Alaska Air Group, Inc.(Æ) 71,572 2,264
Allison Transmission Holdings, Inc. Class A 105,844 5,337
Amerco, Inc.(Æ) 8,244 405
Ametek, Inc. 20,023 2,819
Amphenol Corp. Class A 40,061 3,227
AO Smith Corp. 32,267 2,251
Chart Industries, Inc.(Æ) 20,218 2,350
Cintas Corp. 5,828 2,955
CNH Industrial NV(Û) 295,072 3,240
CoStar Group, Inc.(Æ) 111,889 8,214
Cummins, Inc. 19,140 4,140
Deere & Co. 29,790 10,884
Delta Air Lines, Inc. 191,478 5,984
Donaldson Co., Inc. 51,207 2,953
Dover Corp. 21,225 2,758
Eaton Corp. PLC 68,673 14,278
Emerson Electric Co. 56,081 4,989
ExlService Holdings, Inc.(Æ) 32,538 850
Expeditors International of Washington, Inc. 32,760 3,579
FedEx Corp.(Û) 67,020 16,091
Fluor Corp.(Æ) 12,260 408
Fortive Corp. 36,111 2,357
Forward Air Corp. 24,422 1,573
FTI Consulting, Inc.(Æ) 12,781 2,713
General Dynamics Corp. 19,748 4,765
Global Payments, Inc. 72,454 7,696
Helios Technologies, Inc. 9,321 482
Howmet Aerospace, Inc. 53,436 2,356
Hubbell, Inc. Class B 9,398 2,538
Illinois Tool Works, Inc. 8,983 2,013
Insperity, Inc.(Ð)(Û) 18,053 1,911
JB Hunt Transport Services, Inc. 14,825 2,548
Keysight Technologies, Inc.(Æ) 14,574 1,779
Landstar System, Inc.(Û) 44,764 7,376
Littelfuse, Inc. 9,059 1,963
Lockheed Martin Corp. 5,140 2,337
Magna International, Inc. Class A 45,711 2,198
ManpowerGroup, Inc. 19,061 1,334
MarketAxess Holdings, Inc. 7,623 1,629
Mettler-Toledo International, Inc.(Æ) 1,361 1,341
NEXTracker, Inc. Class A(Æ) 52,213 1,815
Nordson Corp. 10,573 2,248
Norfolk Southern Corp. 35,262 6,728
Northrop Grumman Corp. 21,613 10,189
Old Dominion Freight Line, Inc.(Û) 25,529 9,616
Oshkosh Corp. 46,591 4,087
Otis Worldwide Corp.(Ð)(Û) 74,558 5,757
PACCAR Financial Corp. 36,332 2,998
Payoneer Global, Inc.(Æ) 123,425 715

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
80 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pentair PLC 57,380 3,335
Regal Rexnord Corp. 20,024 2,371
Rollins, Inc. 56,595 2,128
RXO, Inc.(Æ)(Ð)(Û) 68,921 1,207
S&P Global, Inc. 14,763 5,157
Snap-on, Inc. 18,557 4,787
Southwest Airlines Co. 48,458 1,077
Spirit AeroSystems Holdings, Inc. Class
A(Æ)(Ð)(Û) 53,312 1,205
TriNet Group, Inc.(Æ) 22,927 2,356
United Parcel Service, Inc. Class B 15,549 2,196
United Rentals, Inc. 4,350 1,767
Vontier Corp. 159,881 4,726
Waste Management, Inc. 15,292 2,513
WW Grainger, Inc. 4,998 3,648
Xerox Holdings Corp. 50,597 650
XPO, Inc.(Æ) 48,034 3,641
250,270
Technology - 35.4%
Accenture PLC Class A 99,744 29,633
Adobe, Inc.(Æ) 12,766 6,792
Advanced Micro Devices, Inc.(Æ) 123,905 12,205
Airbnb, Inc. Class A(Æ)(Ð)(Û) 68,970 8,158
Alphabet, Inc. Class A(Æ) 735,395 91,248
Alphabet, Inc. Class C(Æ) 145,859 18,276
Alteryx, Inc. Class A(Æ)(Ð)(Û) 19,282 617
Analog Devices, Inc. 50,561 7,955
Apple, Inc.(Û) 847,260 144,687
Applied Materials, Inc. 17,646 2,335
ASML Holding NV Class G 2,362 1,414
Atlassian Corp. Class A(Æ) 39,772 7,184
Avnet, Inc. 57,242 2,652
Axcelis Technologies, Inc.(Æ)(Ð)(Û) 8,229 1,049
Booking Holdings, Inc.(Æ) 3,489 9,733
Box, Inc. Class A(Æ) 109,879 2,732
Broadcom, Inc. 7,714 6,490
CACI International, Inc. Class A(Æ) 7,138 2,318
Cadence Design Systems, Inc.(Æ) 16,673 3,999
CDW Corp. 13,804 2,766
Cirrus Logic, Inc.(Æ)(Ð)(Û) 32,072 2,147
Cisco Systems, Inc. 173,427 9,041
Cognex Corp. 47,211 1,699
Cognizant Technology Solutions Corp.
Class A 71,104 4,584
CommVault Systems, Inc.(Æ) 37,901 2,477
Corteva, Inc.(Ð)(Û) 3,348 161
Crowdstrike Holdings, Inc. Class A(Æ)(Ð)
(Û) 41,504 7,337
Dell Technologies, Inc. Class C 106,265 7,110
DigitalOcean Holdings, Inc.(Æ) 26,977 552
DocuSign, Inc.(Æ) 62,290 2,422
Dropbox, Inc. Class A(Æ) 181,298 4,768
DXC Technology Co.(Æ)(Ð)(Û) 77,470 1,563
Elisa OYJ 61,729 4,493
EPAM Systems, Inc.(Æ) 8,891 1,934
Extreme Networks, Inc.(Æ) 32,853 677
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F5, Inc.(Æ)(Ð)(Û) 24,194 3,668
Fidelity National Information Services, Inc. 115,683 5,681
Five9, Inc.(Æ) 32,126 1,859
Fortinet, Inc.(Æ)(Ð)(Û) 127,546 7,292
GoDaddy, Inc. Class A(Æ) 74,568 5,461
Guidewire Software, Inc.(Æ) 52,059 4,692
Hewlett Packard Enterprise Co. 300,879 4,628
HP, Inc. 383,414 10,095
Integral Ad Science Holding LLC(Æ) 64,026 735
Intel Corp.(Û) 469,842 17,149
International Business Machines Corp. 26,763 3,871
Intuit, Inc. 41,375 20,479
Juniper Networks, Inc.(Ð)(Û) 163,631 4,405
Kyndryl Holdings, Inc.(Æ)(Ð)(Û) 120,588 1,764
Lam Research Corp. 20,132 11,842
Lattice Semiconductor Corp.(Æ) 35,337 1,965
Lyft, Inc. Class A(Æ)(Ð)(Û) 272,201 2,496
MaxLinear, Inc. Class A(Æ) 69,598 1,058
Meta Platforms, Inc. Class A(Æ)(Û) 172,085 51,844
Micron Technology, Inc. 162,621 10,874
Microsoft Corp. 618,979 209,283
Nutanix, Inc. Class A(Æ) 52,117 1,886
NVIDIA Corp. 152,995 62,391
NXP Semiconductors NV 64,552 11,131
Oracle Corp. 145,885 15,084
Palo Alto Networks, Inc.(Æ) 52,753 12,820
Playtika Holding Corp.(Æ) 82,435 692
Qorvo, Inc.(Æ) 33,792 2,954
Qualys, Inc.(Æ)(Ð)(Û) 11,541 1,765
Roku, Inc.(Æ) 16,110 960
Roper Technologies, Inc. 8,839 4,318
Salesforce, Inc.(Æ) 87,857 17,644
Seagate Technology Holdings PLC 29,329 2,002
SentinelOne, Inc. Class A(Æ)(Ð)(Û) 56,216 879
ServiceNow, Inc.(Æ) 23,338 13,579
Silicon Laboratories, Inc.(Æ)(Ð)(Û) 15,404 1,420
Skyworks Solutions, Inc. 29,543 2,563
Smartsheet, Inc. Class A(Æ)(Ð)(Û) 47,874 1,893
Snap, Inc. Class A(Æ)(Ð)(Û) 56,546 566
Sonos, Inc.(Æ)(Ð)(Û) 98,946 1,067
Spotify Technology SA(Æ) 34,650 5,709
Squarespace, Inc. Class A(Æ)(Ð)(Û) 22,348 635
Synopsys, Inc.(Æ) 9,130 4,286
Tenable Holdings, Inc.(Æ) 36,500 1,537
Teradyne, Inc.(Ð)(Û) 87,154 7,257
Texas Instruments, Inc. 64,190 9,116
Twilio, Inc. Class A(Æ)(Ð)(Û) 43,675 2,239
Uber Technologies, Inc.(Æ)(Û) 143,411 6,207
Varonis Systems, Inc.(Æ) 59,158 1,990
VeriSign, Inc.(Æ) 33,194 6,628
Viavi Solutions, Inc. Class W(Æ) 190,707 1,484
Workday, Inc. Class A(Æ) 19,913 4,216
Yelp, Inc. Class A(Æ) 4,609 194
Zscaler, Inc.(Æ)(Ð)(Û) 18,231 2,893
1,004,354
Utilities - 4.4%

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
APA Corp. 9,843 391
AT&T, Inc. 732,188 11,276
California Resources Corp. 20,468 1,076
Chesapeake Utilities Corp.(Ð)(Û) 3,681 326
ConocoPhillips 148,359 17,625
DTE Energy Co.(Ð)(Û) 46,302 4,462
Edison International 89,563 5,648
Exelon Corp.(Û) 290,812 11,324
FirstEnergy Corp. 163,132 5,807
Gulfport Energy Corp.(Æ) 8,713 1,077
NextEra Energy, Inc. 252,639 14,729
NRG Energy, Inc.(Û) 274,224 11,622
PG&E Corp.(Æ) 541,210 8,822
Pinnacle West Capital Corp. 41,316 3,065
T-Mobile USA, Inc. 93,943 13,515
UGI Corp. 105,165 2,187
Verizon Communications, Inc. 152,054 5,342
Vistra Corp.(Û) 191,386 6,262
124,556
Total Common Stocks
(cost $2,334,813) 2,932,080
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 59,394,581 (∞) 59,377
Total Short-Term Investments
(cost $59,374) 59,377
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 4,039,400 (∞)
4,039
Total Other Securities
(cost $4,039) 4,039
Total Investments - 105.6%
(identified cost $2,398,226) 2,995,496
Securities Sold Short - (5.5)%
Consumer Discretionary - (0.6)%
Acushnet Holdings Corp. (29,024) (1,479)
Atlanta Braves Holdings, Inc. Class C(Æ) (17,606) (612)
Churchill Downs, Inc. (23,874) (2,622)
DISH Network Corp. Class A(Æ) (18,763) (92)
Freshpet, Inc.(Æ) (37,445) (2,149)
Instructure Holdings, Inc.(Æ) (4,967) (122)
Kontoor Brands, Inc. (12,238) (569)
LGI Homes, Inc.(Æ) (2,383) (225)
Liberty Media Corp. Class C(Æ) (27,418) (1,774)
Lithia Motors, Inc. Class A (8,130) (1,969)
Topgolf Callaway Brands Corp.(Æ) (106,288) (1,299)
Vicor Corp.(Æ) (12,650) (490)
Warner Bros Discovery, Inc.(Æ) (252,701) (2,512)
Ziff Davis, Inc.(Æ) (28,808) (1,742)
(17,656)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (11,259) (1,763)
MGP Ingredients, Inc. (14,333) (1,357)
(3,120)
Energy - (0.2)%
Green Plains, Inc.(Æ) (22,061) (648)
Plug Power, Inc.(Æ) (20,022) (118)
Shoals Technologies Group, Inc. Class A(Æ) (42,955) (660)
Sitio Royalties Corp. Class A (38,528) (952)
Sunrun, Inc.(Æ) (112,905) (1,090)
Uranium Energy Corp.(Æ) (131,754) (784)
(4,252)
Financial Services - (1.3)%
Annaly Capital Management, Inc.(ö) (148,758) (2,322)
Arbor Realty Trust, Inc.(ö) (120,375) (1,518)
BGC Partners, Inc. Class A (172,695) (1,014)
Blackstone Group, Inc. (The) Class A (27,938) (2,580)
Columbia Banking System, Inc. (101,152) (1,990)
Erie Indemnity Co. Class A (3,543) (979)
Glacier Bancorp, Inc. (90,120) (2,721)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (78,899) (1,352)
Healthcare Realty Trust, Inc.(ö) (156,514) (2,246)
Iron Mountain, Inc.(ö) (18,382) (1,086)
Kite Realty Group Trust(ö) (68,913) (1,469)
New York Community Bancorp, Inc. (273,898) (2,597)
Old National Bancorp (187,555) (2,569)
Ready Capital Corp.(ö) (126,032) (1,188)
ServisFirst Bancshares, Inc. (23,164) (1,092)
SoFi Technologies, Inc.(Æ) (23,420) (177)
T Rowe Price Group, Inc. (25,856) (2,340)
VICI Properties, Inc.(ö) (91,830) (2,562)
Webster Financial Corp. (66,440) (2,523)
Welltower, Inc.(ö) (31,425) (2,627)
(36,952)
Health Care - (0.8)%
10X Genomics, Inc. Class A(Æ) (31,243) (1,102)
Avantor, Inc.(Æ) (34,679) (605)
Axsome Therapeutics, Inc.(Æ) (3,391) (211)
Azenta, Inc.(Æ) (28,034) (1,274)
Biogen, Inc.(Æ) (607) (144)
Crinetics Pharmaceuticals, Inc.(Æ) (35,259) (1,033)
Danaher Corp. (5,534) (1,063)
Ensign Group, Inc. (The) (12,803) (1,237)
Exact Sciences Corp.(Æ) (41,172) (2,536)
Halozyme Therapeutics, Inc.(Æ) (16,720) (566)
ICU Medical, Inc.(Æ) (9,957) (976)
ImmunoGen, Inc.(Æ) (19,096) (284)
Karuna Therapeutics, Inc.(Æ) (2,243) (374)
Neogen Corp.(Æ) (135,925) (2,024)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
82 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Patterson Cos., Inc. (77,775) (2,369)
RadNet, Inc.(Æ) (38,656) (1,042)
Repligen Corp.(Æ) (19,771) (2,660)
Rocket Pharmaceuticals, Inc.(Æ) (71,327) (1,291)
Sotera Health Co.(Æ) (50,664) (641)
Vaxcyte, Inc.(Æ) (25,917) (1,247)
Ventyx Biosciences, Inc.(Æ) (7,449) (107)
(22,786)
Materials and Processing - (0.2)%
Livent Corp.(Æ) (28,217) (412)
Pool Corp. (7,734) (2,442)
Quaker Chemical Corp. (11,298) (1,624)
(4,478)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (8,481) (972)
Affirm Holdings, Inc.(Æ) (10,680) (188)
Badger Meter, Inc. (17,557) (2,433)
Casella Waste Systems, Inc. Class A(Æ) (33,423) (2,522)
Dorman Products, Inc.(Æ) (14,743) (917)
Fox Factory Holding Corp.(Æ) (16,430) (1,339)
GATX Corp. (23,352) (2,442)
H&R Block, Inc. (50,087) (2,056)
LCI Industries (14,164) (1,537)
S&P Global, Inc. (7,148) (2,497)
Teledyne Technologies, Inc.(Æ) (3,653) (1,368)
Union Pacific Corp. (12,511) (2,597)
Zurn Elkay Water Solutions Corp. (103,378) (2,735)
(23,603)
Technology - (1.2)%
Advanced Micro Devices, Inc.(Æ) (25,597) (2,521)
Altair Engineering, Inc. Class A(Æ) (7,073) (439)
Analog Devices, Inc. (15,333) (2,412)
Bentley Systems, Inc. Class B (53,670) (2,611)
Bio Techne Corp. (24,664) (1,347)
Bumble, Inc. Class A(Æ) (59,666) (802)
Entegris, Inc. (27,638) (2,433)
Envestnet, Inc.(Æ) (43,121) (1,596)
ePlus, Inc.(Æ) (12,257) (766)
Fiserv, Inc.(Æ) (21,551) (2,451)
Frontier Communications Corp.(Æ) (173,097) (3,102)
Gen Digital, Inc. (146,635) (2,443)
Marvell Technology, Inc. (47,982) (2,266)
MKS Instruments, Inc. (8,833) (580)
Motorola Solutions, Inc. (7,174) (1,998)
Onto Innovation, Inc.(Æ) (11,459) (1,288)
Paycor HCM, Inc.(Æ) (64,236) (1,386)
Take-Two Interactive Software, Inc.(Æ) (19,232) (2,572)
ViaSat, Inc.(Æ) (73,323) (1,352)
(34,365)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - (0.3)%
Chord Energy Corp. (7,448) (1,231)
Civitas Resources, Inc. (28,566) (2,155)
Cogent Communications Holdings, Inc. (36,693) (2,384)
Equitrans Midstream Corp. (88,553) (786)
Otter Tail Corp. (23,004) (1,770)
(8,326)
Total Securities Sold Short
(proceeds $171,925) (155,538)
Other Assets and Liabilities,
Net - (0.1)%
(2,435)
Net Assets - 100.0%
2,837,523

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 83
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 277 USD 58,340 12/23 (2,209)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,209)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 397,747 $ — $ —
$ —
$ 397,747 14 .0
Consumer Staples 129,687 — —
—
129,687 4 .6
Energy 123,338 — —
—
123,338 4 .3
Financial Services 429,072 — —
—
429,072 15 .1
Health Care 376,660 — —
—
376,660 13 .3
Materials and Processing 96,396 — —
—
96,396 3 .4
Producer Durables 250,270 — —
—
250,270 8 .8
Technology 1,004,354 — —
—
1,004,354 35 .4
Utilities 124,556 — —
—
124,556 4 .4
Short-Term Investments — — — 59,377 59,377 2 .1
Other Securities — — — 4,039 4,039 0 .2
Total Investments 2,932,080 — — 63,416 2,995,496 105 .6
Securities Sold Short
*
(155,538) — — — (155,538) (5 .5)
Other Assets and Liabilities, Net
(0 .1)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (2,209) — — — (2,209) (0 .1)
Total Other Financial Instruments
**
$ (2,209) $ — $ — $ — $ (2,209)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
84 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,209
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 7,831
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,302)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 85
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,031 $ — $ 4,031
Total Financial and Derivative Assets
4,031 — 4,031
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,031 $ — $ 4,031
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Morgan Stanley
$ 4,031 $ — $ 4,031 $ —
Total
$ 4,031 $ — $ 4,031 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
86 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 155,538 $ — $ 155,538
Total Financial and Derivative Liabilities
155,538 — 155,538
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 155,538 $ — $ 155,538
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 155,538 $ — $ 155,538 $ —
Total
$ 155,538 $ — $ 155,538 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 87
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,398,226
Investments, at fair value(*)(>) ....................................................................................................................................................
2,995,496
Receivables:
Dividends and interest ...................................................................................................................................................... 2,187
Dividends from affiliated funds ....................................................................................................................................... 387
Investments sold ............................................................................................................................................................... 6,943
Fund shares sold ............................................................................................................................................................... 1,401
From broker(a) ................................................................................................................................................................. 6,052
Total assets ...............................................................................................................................................................
3,012,466
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 136
Investments purchased ..................................................................................................................................................... 8,536
Fund shares redeemed ...................................................................................................................................................... 2,327
Accrued fees to affiliates .................................................................................................................................................. 1,744
Other accrued expenses .................................................................................................................................................... 414
Variation margin on futures contracts .............................................................................................................................. 2,209
Securities sold short, at fair value(‡) ........................................................................................................................................... 155,538
Payable upon return of securities loaned ..................................................................................................................................... 4,039
Total liabilities ...........................................................................................................................................................
174,943
Net Assets ...............................................................................................................................................................
$ 2,837,523

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
88 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 667,266
Shares of beneficial interest .........................................................................................................................................................
2,070
Additional paid-in capital ............................................................................................................................................................
2,168,187
Net Assets ...............................................................................................................................................................
$ 2,837,523
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 13.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.51
Class A — Net assets ........................................................................................................................................................... $ 14,309,435
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,046,008
Net asset value per share: Class C (#) .......................................................................................................................................... $ 13.44
Class C — Net assets ........................................................................................................................................................... $ 4,937,829
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 367,280
Net asset value per share: Class M (#) ......................................................................................................................................... $ 13.69
Class M — Net assets .......................................................................................................................................................... $ 509,183,210
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 37,188,754
Net asset value per share: Class S (#) .......................................................................................................................................... $ 13.71
Class S — Net assets ............................................................................................................................................................ $ 2,171,845,961
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 158,394,319
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 13.69
Class Y — Net assets ........................................................................................................................................................... $ 137,246,405
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,023,517
Amounts in thousands
(*)     Securities on loan included in investments $ 4,031
(‡)     Proceeds on securities sold short $ 171,925
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 63,416
(a)   Receivable from Broker for Futures $ 6,052
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 89
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 50,492
Dividends from affiliated funds ....................................................................................................................................... 3,813
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ....................................................................................................................................... 16
Total investment income ..............................................................................................................................................................
54,322
Expenses
Advisory fees ................................................................................................................................................................... 22,122
Administrative fees .......................................................................................................................................................... 1,482
Custodian fees .................................................................................................................................................................. 303
Distribution fees - Class A ............................................................................................................................................... 30
Distribution fees - Class C ............................................................................................................................................... 40
Transfer agent fees - Class A ........................................................................................................................................... 24
Transfer agent fees - Class C ........................................................................................................................................... 1 0
Transfer agent fees - Class M .......................................................................................................................................... 1,162
Transfer agent fees - Class S ............................................................................................................................................ 4,899
Transfer agent fees - Class Y(1) ...................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 206
Registration fees ............................................................................................................................................................... 119
Shareholder servicing fees - Class C ............................................................................................................................... 13
Trustees’ fees .................................................................................................................................................................... 181
Printing fees ..................................................................................................................................................................... 122
Dividends from securities sold short ................................................................................................................................ 3,032
Interest expense paid on securities sold short .................................................................................................................. 1,026
Miscellaneous .................................................................................................................................................................. 10 6
Expenses before reductions .............................................................................................................................................. 34,878
Expense reductions .......................................................................................................................................................... (8,679)
Net expenses ................................................................................................................................................................................
26,199
Net investment income (loss) .......................................................................................................................................................
28,123
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 94,436
Investments in affiliated funds ......................................................................................................................................... 23
Futures contracts .............................................................................................................................................................. 7,831
Securities sold short ......................................................................................................................................................... 3,859
Net realized gain (loss) ................................................................................................................................................................
106,149
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 157,366
Investments in affiliated funds ......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. (5,302)
Securities sold short ......................................................................................................................................................... 13,014
Net change in unrealized appreciation (depreciation) ................................................................................................................. 165,085
Net realized and unrealized gain (loss) ........................................................................................................................................ 271,234
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 299,357
(1) For the period September 12, 2023 (inception date) to October 31, 2023.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
90 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 28,123 $ 24,348
Net realized gain (loss) ....................................................................................................................... 106,149 198,453
Net change in unrealized appreciation (depreciation) ........................................................................ 165,085 (1,010,960)
Net increase (decrease) in net assets from operations .............................................................................. 299,357 (788,159)
Distributions
To shareholders
Class A .......................................................................................................................................... (688) (956)
Class C .......................................................................................................................................... (304) (510)
Class M ......................................................................................................................................... (37,334) (53,850)
Class S .......................................................................................................................................... (156,323) (268,842)
Class Y(1) ..................................................................................................................................... (213) —
Net decrease in net assets from distributions ............................................................................................ (194,862) (324,158)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (335,104) (109,233)
Total Net Increase (Decrease) in Net Assets ........................................................................
(230,609) (1,221,550)
Net Assets
Beginning of period .................................................................................................................................. 3,068,132 4,289,682
End of period .............................................................................................................................................
$ 2,837,523 $ 3,068,132

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 91
(1) For the period September 12, 2023 (inception date) to October 31, 2023.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 335 $ 4,697 254 $ 3,743
Proceeds from reinvestment of distributions 55 688 59 956
Payments for shares redeemed (181) (2,442) (199) (2,881)
Net increase (decrease)
209 2,943 114 1,818
Class C
Proceeds from shares sold 33 437 17 253
Proceeds from reinvestment of distributions 25 304 31 510
Payments for shares redeemed (95) (1,242) (47) (680)
Net increase (decrease)
(37) (501) 1 83
Class M
Proceeds from shares sold 9,609 130,431 5,198 78,157
Proceeds from reinvestment of distributions 2,955 37,330 3,333 53,846
Payments for shares redeemed (14,809) (206,298) (8,439) (126,299)
Net increase (decrease)
(2,245) (38,537) 92 5,704
Class S
Proceeds from shares sold 16,670 226,236 19,756 300,003
Proceeds from reinvestment of distributions 12,308 155,598 16,519 267,758
Payments for shares redeemed (59,970) (823,980) (45,905) (684,599)
Net increase (decrease)
(30,992) (442,146) (9,630) (116,838)
Class Y(1)
Proceeds from shares sold 10,125 144,563 — —
Proceeds from reinvestment of distributions 16 213 — —
Payments for shares redeemed (11 8 ) (1,639) — —
Net increase (decrease)
10,02 3 143,137 — —
Total increase (decrease)
(23,04 2 ) $ (335,104) (9,423) $ (109,233)

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
92 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 13.31 .09 1.12 1.21 (.09) (.75)
October 31, 2022 17.88 .06 (3.31) (3.25) (.06) (1.26)
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
Class C
October 31, 2023 13.11 (.01) 1.0 9 1.0 8 — (.75)
October 31, 2022 17.68 (.05) (3.26) (3.31) — (1.26)
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —
(Ɵ)
(.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
Class M
October 31, 2023 13.32 .14 1.12 1.26 (.1 4 ) (.75)
October 31, 2022 17.90 .11 (3.31) (3.20) (.12) (1.26)
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
Class S
October 31, 2023 13.34 .12 1.12 1.24 (.12) (.75)
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
Class Y
October 31, 2023 ( ƶ) 14.52 .0 1 (.8 1 ) (. 8 0 ) (.03) —

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 93
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.84) 13.68 9.67 14,309 1.39 1.12 .6 3 57
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(.75) 13.44 8.80 4,938 2.14 1.87 (. 10 ) 57
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(.89 ) 13.69 10.03 509,184 1.14 .77 1. 00 57
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(.87) 13.71 9.90 2,171,846 1.14 .87 .9 0 57
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(.0 3 ) 13.69 (5 .50 ) 137,246 .9 4 .69 .59 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
94 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,219,268
Administrative fees 119,837
Distribution fees 6,281
Shareholder servicing fees 1,098
Transfer agent fees 381,004
Trustee fees 16,272
$ 1,743,760
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 101,467 $ 865,701 $ 907,821 $ 23 $ 7 $ 59,377 $ 3,813 $ —
U.S. Cash Collateral Fund 7,792 57,050 60,803 — — 4,039 172 —
$ 109,259 $ 922,751 $ 968,624 $ 23 $ 7 $ 63,416 $ 3,985 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,446,563,615 $ 688,261,080 $ (139,328,059) $ 548,933,021 $ 35,229,106 $ 66,739,061
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 26,833,7 66 $ 168,028,691 $ — $ 54,328,384 $ 269,830,093 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
96 U.S. Small Cap Equity Fund
U.S. Small Cap Equity Fund - Class A
‡
Total
Return
1 Year (13 .52)%
5 Years 2 .59%§
10 Years 4 .86%§
U.S. Small Cap Equity Fund - Class C
Total
Return
1 Year (8 .94)%
5 Years 3 .03%§
10 Years 4 .69%§
U.S. Small Cap Equity Fund - Class M
‡‡
Total
Return
1 Year (7 .88)%
5 Years 4 .22%§
10 Years 5 .84%§
U.S. Small Cap Equity Fund - Class R6
‡‡‡
Total
Return
1 Year (7 .86)%
5 Years 4 .26%§
10 Years 5 .93%§
U.S. Small Cap Equity Fund - Class S
Total
Return
1 Year (8 .00)%
5 Years 4 .11%§
10 Years 5 .77%§
U.S. Small Cap Equity Fund - Class Y
Total
Return
1 Year (7.83)%
5 Years 4.28%§
10 Years 5.95%§
Russell 2000
®
Index
**
Total
Return
1 Year (8.56)%
5 Years 3.31%§
10 Years 5.63%§

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
U.S. Small Cap Equity Fund 97
The U.S. Small Cap Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time, including not allocating Fund
assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager at any time,
subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31,
2023, the Fund had nine money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 8.23%, 8.94%, 7.88%, 7.86%, 8.00% and
7.83%, respectively. This is compared to the Fund’s benchmark, the Russell 2000
®
Index, which lost 8.56% during the fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Small Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 4.96%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further moderation. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a largely negative return environment for the U.S. small cap equity markets where the smallest market capitalization stocks underperformed, and higher quality and lower volatility stocks outperformed. Energy and industrials were the best performing sectors while the financials and health care sectors lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to U.S.
small and micro capitalization stocks trading at discounted
valuations as well as companies with higher growth and higher quality. Within the U.S. small cap market, the preference for higher quality stocks positively impacted benchmark relative performance.
Sector allocation decisions, including an underweight to
the communication services sector and an overweight to the
information technology sector, were positive contributors
during the fiscal year.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers was the primary contributor to performance during the fiscal year, including outperforming holdings within the health care, industrials, and consumer staples sectors.
With respect to certain of the Fund’s money managers, Boston
Partners Global Investors, Inc. (“Boston Partners”) was the
strongest performing money manager over the fiscal year.
Boston Partners’ stock selection within the Industrials and
information technology sectors was meaningfully rewarded.
Additionally, a large underweight to the underperforming health care sector and an overweight to the industrials sector were also beneficial.
BAMCO, Inc. (“BAMCO”) underperformed the Fund’s
benchmark over the fiscal year. RIM’s assignment with the
money manager is focused on stock selection specifically
within the small cap biotechnology sector. As that industry and the overall health care sector struggled during the fiscal year,
BAMCO’s performance detracted from the total Fund outcome
but the money manager’s contribution was within expectations given the industry-specific mandate.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
98 U.S. Small Cap Equity Fund
During the fiscal year, the strategy outperformed the Fund’s benchmark, particularly as the quality factor outperformed in the U.S. small cap equity market. From a sector perspective, being underweight to the health care sector and overweight
to the consumer discretionary sector added value to Fund
performance.
During the fiscal year, RIM equitized the Fund’s cash using
index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, LLC Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on November 1, 2013.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell
3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
U.S. Small Cap Equity Fund 99
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 940.70 $ 1,018.35
Expenses Paid During Period* $ 6.65 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 936.80 $ 1,014.57
Expenses Paid During Period* $ 10.30 $ 10.71
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.60 $ 1,020.32
Expenses Paid During Period* $ 4.75 $ 4.94
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
100 U.S. Small Cap Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.70 $ 1,020.47
Expenses Paid During Period* $ 4.60 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 941.90 $ 1,019.81
Expenses Paid During Period* $ 5.24 $ 5.45
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 943.10 $ 1,020.62
Expenses Paid During Period* $ 4.46 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.3%
Consumer Discretionary - 11.6%
1-800-Flowers.com, Inc. Class A(Æ) 21,331 160
2U, Inc.(Æ)(Ð)(Û) 42,183 89
Academy Sports & Outdoors, Inc. 9,974 447
Advance Auto Parts, Inc. 22,303 1,160
AerSale Corp.(Æ) 166,767 2,550
American Outdoor Brands, Inc.(Æ) 1,386 12
America's Car-Mart, Inc.(Æ) 44,046 2,950
Asbury Automotive Group, Inc.(Æ) 3,706 709
Atkore, Inc.(Æ) 4,462 555
Axon Enterprise, Inc.(Æ) 4,851 992
Beacon Roofing Supply, Inc.(Æ) 11,496 818
Beazer Homes USA, Inc.(Æ) 20,028 484
Bloomin' Brands, Inc. 23,936 559
BlueLinx Holdings, Inc.(Æ) 1,184 84
Boot Barn Holdings, Inc.(Æ) 57,997 4,031
Cadre Holdings, Inc. 60,516 1,697
CarParts.com, Inc.(Æ) 13,044 37
Carriage Services, Inc. Class A 3,539 76
Carrols Restaurant Group, Inc. 66,462 382
Carter's, Inc. 17,366 1,166
Celestica, Inc.(Æ) 30,275 707
Century Communities, Inc. 8,443 519
Chegg, Inc.(Æ) 55,668 419
Children's Place, Inc. (The)(Æ) 11,855 324
Clarus Corp. 164,598 953
Columbia Sportswear Co. 10,744 793
Comtech Telecommunications Corp. 21,514 262
Cooper-Standard Holdings, Inc.(Æ) 5,900 73
Coty, Inc. Class A(Æ) 91,154 854
Coursera, Inc.(Æ)(Ð)(Û) 29,507 512
Cracker Barrel Old Country Store, Inc. 3,825 254
CTS Corp. 7,558 283
Dana Holding Corp. 44,575 512
Dillard's, Inc. Class A(Û) 3,580 1,111
Driven Brands Holdings, Inc.(Æ) 41,107 468
Duolingo, Inc.(Æ)(Ð)(Û) 8,238 1,203
Enerpac Tool Group Corp. 11,220 318
Enovix Corp.(Æ) 6,831 61
Figs, Inc. Class A(Æ) 27,200 150
FirstCash Holdings, Inc. 7,930 864
Foot Locker, Inc. 15,472 325
Forestar Group, Inc.(Æ)(Ð)(Û) 5,260 125
Funko, Inc. Class A(Æ)(Ð)(Û) 29,948 231
Gambling.com Group, Ltd.(Æ) 16,939 220
Genesco, Inc.(Æ) 6,161 169
Gentherm, Inc.(Æ) 10,695 430
G-III Apparel Group, Ltd.(Æ) 11,300 289
Gildan Activewear, Inc. Class A 27,675 786
GMS, Inc.(Æ) 17,907 1,047
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 95,423 1,136
GoPro, Inc. Class A(Æ) 165,437 415
Grand Canyon Education, Inc.(Æ) 17,426 2,062
Green Brick Partners, Inc.(Æ) 15,869 614
Group 1 Automotive, Inc. 3,990 1,007
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc. 26,605 693
HealthStream, Inc. 2,536 64
Hilton Grand Vacations, Inc.(Æ) 10,380 373
Hims & Hers Health, Inc.(Æ) 72,246 432
International Game Technology PLC 50,275 1,278
iRobot Corp.(Æ) 10,355 341
Johnson Outdoors, Inc. Class A 19,547 929
KB Home 35,807 1,583
Kontoor Brands, Inc. 9,147 425
Kura Sushi USA, Inc. Class A(Æ) 34,726 1,984
Landsea Homes Corp.(Æ) 39,102 291
La-Z-Boy, Inc. 17,014 498
Lear Corp.(Û) 10,919 1,417
Leonardo DRS, Inc.(Æ) 42,525 811
Levi Strauss & Co. Class A(Ñ) 94,736 1,295
Light & Wonder, Inc. Class A(Æ) 10,931 799
M/I Homes, Inc.(Æ) 8,149 669
Macy's, Inc. 58,788 716
Malibu Boats, Inc. Class A(Æ) 4,721 206
Marine Products Corp. 17,668 172
MasterCraft Boat Holdings, Inc.(Æ) 7,119 146
MDC Holdings, Inc. 16,136 612
Meritage Homes Corp. 5,555 633
Monro Muffler Brake, Inc. 47,832 1,187
Motorcar Parts of America, Inc.(Æ) 59,335 428
Movado Group, Inc. 11,457 319
Newell Rubbermaid, Inc.(Û) 247,775 1,665
Nu Skin Enterprises, Inc. Class A 12,718 242
ODP Corp. (The)(Æ) 9,435 424
Ollie's Bargain Outlet Holdings, Inc.(Æ) 13,371 1,033
On Holding AG Class A(Æ) 6,464 166
OneSpaWorld Holdings, Ltd.(Æ) 331,214 3,471
Overstock.com, Inc.(Æ) 22,160 346
Oxford Industries, Inc. 14,379 1,214
Papa John's International, Inc. 15,751 1,024
Paramount Global Class B(Ð)(Û) 6,201 67
Perdoceo Education Corp. 22,927 415
PetMed Express, Inc. 14,656 101
Red Rock Resorts, Inc. Class A 10,008 396
Reservoir Media, Inc.(Æ)(Ñ) 82,796 466
REV Group, Inc. 124,297 1,770
Rocky Brands, Inc. 61,522 756
Rover Group, Inc.(Æ) 88,564 571
Scholastic Corp.(Ð)(Û) 7,520 278
SeaWorld Entertainment, Inc.(Æ)(Ð)(Û) 13,987 603
Shoe Carnival, Inc. 17,668 404
Signet Jewelers, Ltd. 7,296 509
Smith & Wesson Brands, Inc. 124,515 1,834
Solo Brands, Inc. Class A(Æ) 47,447 183
Sonic Automotive, Inc. Class A 10,338 495
Steven Madden, Ltd. 38,507 1,263
Stitch Fix, Inc. Class A(Æ) 93,181 306
Stride, Inc.(Æ)(Ð)(Û) 42,822 2,354
Taylor Morrison Home Corp. Class A(Æ) 25,744 987
Texas Roadhouse, Inc. Class A 23,223 2,358
Tilly's, Inc. Class A(Æ) 5,564 45
Toll Brothers, Inc.(Ð)(Û) 12,985 918

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
102 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Transcat, Inc.(Æ) 3,326 299
Travel + Leisure Co.(Ð)(Û) 742 25
Tri Pointe Homes, Inc.(Æ) 43,888 1,100
Turtle Beach Corp.(Æ) 5,300 44
Universal Electronics, Inc.(Æ) 1,971 15
Upbound Group, Inc. Class A 10,588 276
Urban Outfitters, Inc.(Æ) 18,029 624
Vera Bradley, Inc.(Æ) 1,781 13
WideOpenWest, Inc.(Æ)(Ð)(Û) 6,200 44
Wingstop, Inc. 1,699 311
Winnebago Industries, Inc. 10,069 584
Wolverine World Wide, Inc. 38,682 311
Xponential Fitness, Inc. Class A(Æ) 20,567 294
YETI Holdings, Inc.(Æ) 9,635 410
Zumiez, Inc.(Æ) 3,609 59
87,828
Consumer Staples - 3.2%
Andersons, Inc. (The)(Û) 2,265 114
Calavo Growers, Inc.(Ð)(Û) 75,199 1,906
Celsius Holdings, Inc.(Æ) 12,906 1,963
Coca-Cola Bottling Co. 696 443
Dole PLC 32,609 372
elf Beauty, Inc.(Æ) 44,264 4,100
Energizer Holdings, Inc. - GDR 14,072 491
Grocery Outlet Holding Corp.(Æ) 79,877 2,210
Helen of Troy, Ltd.(Æ) 5,302 521
Inter Parfums, Inc. 2,403 305
J&J Snack Foods Corp. 12,731 1,994
John B Sanfilippo & Son, Inc. 3,108 318
Natural Grocers by Vitamin Cottage, Inc. 22,906 288
Nomad Foods, Ltd.(Æ) 60,222 832
Olaplex Holdings, Inc.(Æ)(Ð)(Û) 34,400 49
Post Holdings, Inc.(Æ)(Û) 2,837 228
Primo Water Corp.(Û) 223,047 2,913
Sovos Brands, Inc.(Æ) 129,067 2,802
SpartanNash Co. 11,652 262
Sprouts Farmers Market, Inc.(Æ) 20,063 843
Turning Point Brands, Inc. 4,242 85
USANA Health Sciences, Inc.(Æ) 2,968 135
Vector Group, Ltd.(Û) 21,896 225
Vita Coco Co., Inc. (The)(Æ) 12,111 328
Weis Markets, Inc. 4,512 294
24,021
Energy - 5.4%
Alpha Metallurgical Resources, Inc. 888 195
Antero Resources Corp.(Æ) 16,837 496
Aris Water Solutions, Inc. Class A 418,783 3,497
Atlas Energy Solutions, Inc. 21,029 383
Berry Petroleum Corp. 26,427 221
Broadwind Energy, Inc.(Æ) 133,195 349
Centrus Energy Corp. Class A(Æ)(Ð)(Û) 1,620 86
ChampionX Corp. 27,007 832
CONSOL Energy, Inc.(Ð)(Û) 1,424 131
CVR Energy, Inc.(Ð)(Û) 25,383 831
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delek US Holdings, Inc. 104,537 2,755
Dril-Quip, Inc.(Æ) 96,602 2,092
Green Plains, Inc.(Æ) 20,086 590
Helmerich & Payne, Inc. 31,534 1,248
HF Sinclair Corp. 6,201 343
Kodiak Gas Services, Inc. 140,417 2,414
Mammoth Energy Services, Inc.(Æ) 23,351 95
Matador Resources Co. 32,207 1,987
Matrix Service Co.(Æ) 43,887 511
Murphy Oil Corp. 19,576 878
Natural Gas Services Group, Inc.(Æ) 55,821 819
Noble Corp. PLC 11,996 560
NOW, Inc.(Æ) 51,318 566
Par Pacific Holdings, Inc.(Æ) 27,654 908
Patterson-UTI Energy, Inc. 208,332 2,646
PBF Energy, Inc. Class A 30,741 1,461
Ramaco Resources, Inc. Class A 5,400 64
Range Resources Corp.(Ð)(Û) 19,379 695
Ranger Energy Services, Inc. 36,479 423
REX American Resources Corp.(Æ) 13,835 526
Select Water Solutions, Inc. Class A 24,947 186
Sitio Royalties Corp. Class A(Ñ) 57,579 1,423
SM Energy Co. 51,228 2,065
Solaris Oilfield Infrastructure, Inc. Class A 204,250 1,887
Talon Metals Corp.(Æ) 1,867,195 310
TechnipFMC PLC 94,378 2,031
TETRA Technologies, Inc.(Æ) 92,870 440
Transocean, Ltd.(Æ) 28,367 188
Valaris, Ltd.(Æ) 2,665 176
Warrior Met Coal, Inc. 43,971 2,143
Weatherford International PLC(Æ) 8,502 791
World Kinect Corp. 23,158 428
40,670
Financial Services - 20.3%
1st Source Corp. 10,965 500
AGNC Investment Corp.(Ñ)(ö) 35,426 261
Agree Realty Corp.(ö) 35,689 1,996
Air Lease Corp. Class A 46,988 1,627
Alliance Data Systems Corp.(Ð)(Û) 13,871 375
Alpine Income Property Trust, Inc.(ö) 126,198 1,943
American Equity Investment Life Holding
Co. 10,808 572
Ameris Bancorp 10,748 401
Apple Hospitality REIT, Inc.(ö) 28,215 442
Applied Digital Corp.(Æ) 21,462 105
AssetMark Financial Holdings, Inc.(Æ) 7,579 181
Atlantic Union Bankshares Corp. 13,666 394
Avantax, Inc.(Æ) 24,928 643
Axis Capital Holdings, Ltd.(Û) 26,743 1,527
Banco Latinoamericano de Comercio
Exterior SA Class E 1,300 29
Bank of NT Butterfield & Son, Ltd. (The) 13,152 332
BankUnited, Inc. 4,360 95
Banner Corp. 10,501 443
BGC Partners, Inc. Class A 56,362 331

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 27,853 556
BOK Financial Corp.(Ð)(Û) 1,049 69
Brighthouse Financial, Inc.(Æ) 18,256 827
Brixmor Property Group, Inc.(ö) 47,494 987
Broadstone Net Lease, Inc.(ö) 44,909 635
Business First Bancshares, Inc. 95,457 1,865
Byline Bancorp, Inc. 35,080 665
Cadence Bank 67,841 1,437
Camden Property Trust(ö)(Û) 9,868 838
Capital Bancorp, Inc. 41,137 841
Capital City Bank Group, Inc. 34,259 979
Capstar Financial Holdings, Inc. 35,983 546
Cathay General Bancorp 12,591 427
Chatham Lodging Trust(ö) 7,568 70
City Holding Co. 4,820 438
Civista Bancshares, Inc. 63,856 931
Clarivate PLC(Æ) 99,511 635
CNO Financial Group, Inc. 22,417 520
Coastal Financial Corp.(Æ) 700 26
Cohen & Steers, Inc. 17,707 925
Columbia Banking System, Inc. 16,951 333
Comerica, Inc. 31,364 1,236
Community Bank System, Inc. 9,667 386
Community Healthcare Trust, Inc.(ö) 62,465 1,791
Compass, Inc. Class A(Æ) 158,976 315
Corebridge Financial, Inc.(Ð)(Û) 69,417 1,388
Crawford & Co. Class A 16,011 147
CTO Realty Growth, Inc.(Ñ)(ö) 78,892 1,277
Cullen/Frost Bankers, Inc. 14,867 1,353
Customers Bancorp, Inc.(Æ)(Ð)(Û) 12,150 489
Donegal Group, Inc. Class A 30,670 433
Douglas Elliman, Inc. 12,135 22
Dun & Bradstreet Holdings, Inc.(Û) 30,150 264
Easterly Government Properties, Inc.(ö) 189,799 2,042
Employers Holdings, Inc. 821 31
Encore Capital Group, Inc.(Æ) 13,940 525
Enova International, Inc.(Æ)(Ð)(Û) 3,752 150
Enterprise Financial Services Corp. 32,828 1,141
Equity Commonwealth(ö)(Û) 85,611 1,622
Esquire Financial Holdings, Inc. 25,555 1,170
Essent Group, Ltd. 36,283 1,714
Essential Properties Realty Trust, Inc.(ö) 14,757 324
Evercore, Inc. Class A 11,906 1,550
eXp World Holdings, Inc.(Ð)(Û) 6,121 81
EZCORP, Inc. Class A(Æ)(Û) 133,622 1,096
F&G Annuities & Life, Inc. 2,996 92
Federal Agricultural Mortgage Corp. Class
C 3,620 538
Fidelis Insurance Holdings, Ltd.(Æ) 53,319 754
First American Financial Corp.(Ð)(Û) 43,581 2,242
First BanCorp 99,409 1,327
First Commonwealth Financial Corp. 62,096 756
First Financial Bankshares, Inc. 18,114 436
First Financial Corp. 13,352 459
First Foundation, Inc.(Ð)(Û) 33,877 154
First Horizon National Corp.(Û) 126,582 1,361
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 3,735 61
First Interstate BancSystem, Inc. Class A 22,453 518
First Merchants Corp. 18,653 509
First Mid Bancshares, Inc. 28,978 792
Four Corners Property Trust, Inc.(ö) 27,805 592
FTAI Aviation, Ltd. 41,502 1,561
Fulton Financial Corp. 30,819 400
GCM Grosvenor, Inc. Class A 159,265 1,282
Genworth Financial, Inc. Class A(Æ) 159,327 954
German American Bancorp, Inc. 37,777 1,032
Getty Realty Corp.(ö) 31,546 840
Glacier Bancorp, Inc. 60,927 1,839
Goosehead Insurance, Inc. Class A(Æ)(Ð)
(Û) 8,234 534
Guaranty Bancshares, Inc. 27,767 792
Hamilton Lane, Inc. Class A 5,126 431
Hancock Holding Co. 12,764 439
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 67,560 1,158
Hanover Insurance Group, Inc. (The)(Û) 11,206 1,313
Highwoods Properties, Inc.(ö)(Û) 9,975 178
Hilltop Holdings, Inc. 19,402 536
Home BancShares, Inc. 110,305 2,256
HomeStreet, Inc. 12,347 60
HomeTrust Bancshares, Inc. 1,262 26
Horace Mann Educators Corp. 63,888 2,027
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 4,086 271
Independence Realty Trust, Inc.(ö) 43,036 533
Independent Bank Corp. 15,749 518
Innovative Industrial Properties, Inc.(ö) 5,480 394
Interactive Brokers Group, Inc. Class A(Û) 3,304 265
International Bancshares Corp. 12,219 536
International Money Express, Inc.(Æ) 51,390 820
Investar Holding Corp. 35,655 338
Investors Title Co. 1,281 184
Jackson Financial, Inc. Class A 45,085 1,655
James River Group Holdings, Ltd. 38,967 536
John Wiley & Sons, Inc. Class A(Ð)(Û) 12,548 380
Kemper Corp. 31,129 1,241
Kinsale Capital Group, Inc. 1,354 452
Kite Realty Group Trust(ö) 53,768 1,146
Legalzoom.com, Inc.(Æ) 21,637 216
LendingClub Corp.(Æ) 53,543 278
LendingTree, Inc.(Æ) 8,206 109
Lincoln National Corp.(Ð)(Û) 54,173 1,179
Live Oak Bancshares, Inc. 16,610 479
LiveRamp Holdings, Inc.(Æ) 33,797 935
McGrath RentCorp 5,007 504
Medifast, Inc. 6,059 419
Merchants Bancorp 11,947 357
Mercury General Corp. 9,620 297
Metropolitan Bank Holding Corp.(Æ) 44,055 1,428
Moelis & Co. Class A 12,753 531
Mr. Cooper Group, Inc.(Æ) 12,835 726
MVB Financial Corp. 31,899 627
National Bank Holdings Corp. Class A 69,338 2,162
Navient Corp. 58,055 924

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
104 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NETSTREIT Corp.(ö) 265,099 3,778
Newmark Group, Inc. Class A 71,499 405
NMI Holdings, Inc. Class A(Æ) 45,885 1,255
Northeast Bank 21,533 1,028
Northrim BanCorp, Inc. 275 12
OFG Bancorp 29,502 874
Old National Bancorp 78,729 1,079
Old Second Bancorp, Inc. 25,036 340
Pagseguro Digital, Ltd. Class A(Æ) 46,876 331
Palomar Holdings, Inc.(Æ)(Ð)(Û) 2,383 119
Park Hotels & Resorts, Inc.(Ð)(ö)(Û) 50,817 586
Pathward Financial, Inc. 6,564 297
Peapack-Gladstone Financial Corp. 2,261 53
PennyMac Financial Services, Inc. 5,886 396
Perella Weinberg Partners 280,485 2,752
Pinnacle Financial Partners, Inc. 12,771 796
Piper Sandler Cos. 2,660 372
PJT Partners, Inc. Class A(Ð)(Û) 2,990 234
Plymouth Industrial REIT, Inc.(ö) 66,553 1,327
Popular, Inc. 10,439 679
PRA Group, Inc.(Æ)(Ð)(Û) 19,272 237
Preferred Bank 6,609 394
Premier Financial Corp. 30,377 527
ProAssurance Corp. 10,639 181
Prosperity Bancshares, Inc. 22,366 1,220
Radian Group, Inc. 29,634 751
Red River Bancshares, Inc. 9,763 454
Redfin Corp.(Æ)(Ð)(Û) 64,703 302
Regional Management Corp. 755 19
Reinsurance Group of America, Inc. Class
A(Û) 12,989 1,941
Renasant Corp. 15,284 373
RLJ Lodging Trust(ö)(Û) 53,680 505
RMR Group, Inc. (The) Class A 15,884 358
Robinhood Markets, Inc. Class A(Æ)(Ð)(Û) 94,599 865
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð)(Û) 26,761 1,156
Ryman Hospitality Properties, Inc.(ö)(Û) 14,273 1,222
Safety Insurance Group, Inc. 5,322 400
Seacoast Banking Corp. of Florida 65,320 1,320
Selective Insurance Group, Inc. 8,343 869
Silvercrest Asset Management Group, Inc.
Class A 20,256 360
Simmons First National Corp. Class A 26,180 372
Skyward Specialty Insurance Group, Inc.
(Æ) 39,826 1,121
SLM Corp. 66,522 865
SmartFinancial, Inc. 41,069 856
SouthState Corp. 9,733 643
SP Plus Corp.(Æ) 16,479 833
Spirit Realty Capital, Inc.(ö) 27,037 973
STAG Industrial, Inc.(ö) 39,114 1,299
Stewart Information Services Corp. 20,275 885
Stock Yards Bancorp, Inc. 33,008 1,291
StoneX Group, Inc.(Æ) 3,606 344
Sunstone Hotel Investors, Inc.(Ð)(ö)(Û) 13,484 125
Target Hospitality Corp. Class A(Æ) 12,546 172
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terreno Realty Corp.(ö) 7,509 400
Texas Capital Bancshares, Inc.(Æ) 26,852 1,479
Tiptree, Inc. Class A 76,663 1,158
Towne Bank 22,041 528
TPG, Inc.(Ð)(Û) 7,243 200
TriCo Bancshares 24,087 779
Triumph Financial, Inc. 38,293 2,384
UMB Financial Corp. 8,212 515
UMH Properties, Inc.(ö) 51,145 706
United Bankshares, Inc. 17,730 504
United Community Banks, Inc. 18,585 411
United Fire Group, Inc. 1,869 38
Universal Insurance Holdings, Inc. 11,772 184
Valley National Bancorp 144,494 1,124
Veritex Holdings, Inc. 3,040 52
Virtu Financial, Inc. Class A 32,300 597
Walker & Dunlop, Inc. 6,338 411
Webster Financial Corp. 13,607 517
Westamerica BanCorp 42,517 2,009
Westwood Holdings Group, Inc. 101,222 920
William Penn Bancorp 102,287 1,246
WW International, Inc.(Æ) 30,742 240
Xenia Hotels & Resorts, Inc.(ö) 32,346 376
Zions Bancorp NA 26,253 810
153,517
Health Care - 16.2%
2seventy bio, Inc.(Æ)(Ð)(Û) 14,656 36
Acadia Pharmaceuticals, Inc.(Æ) 44,326 1,000
Accuray, Inc.(Æ) 2,968 8
Adaptive Biotechnologies Corp.(Æ)(Ð)(Û) 58,695 261
Addus HomeCare Corp.(Æ) 3,169 250
ADMA Biologics, Inc.(Æ) 59,968 203
Akebia Therapeutics, Inc.(Æ) 79,675 70
Alector, Inc.(Æ) 27,812 145
Alkermes PLC(Æ) 36,765 889
Alphatec Holdings, Inc.(Æ) 23,084 212
Amedisys, Inc.(Æ) 12,003 1,098
American Well Corp. Class A(Æ)(Ð)(Û) 54,056 63
Amneal Pharmaceuticals, Inc.(Æ) 296,198 1,146
Amphastar Pharmaceuticals, Inc.(Æ)(Ð)(Û) 12,750 577
AnaptysBio, Inc.(Æ)(Ð)(Û) 2,455 40
AngioDynamics, Inc.(Æ) 22,580 140
ANI Pharmaceuticals, Inc.(Æ) 60,060 3,708
Arcellx, Inc.(Æ) 53,849 1,898
Arcus Biosciences, Inc.(Æ)(Ð)(Û) 6,803 107
Argenx SE - ADR(Æ) 8,220 3,860
Arrowhead Pharmaceuticals, Inc.(Æ) 72,556 1,784
Arvinas, Inc.(Æ)(Û) 13,052 210
Avanos Medical, Inc.(Æ) 25,688 472
Avid Bioservices, Inc.(Æ) 276,622 1,701
Avita Medical, Inc.(Æ) 35,522 331
Axogen, Inc.(Æ) 6,355 24
Beam Therapeutics, Inc.(Æ) 38,652 817
BioCryst Pharmaceuticals, Inc.(Æ)(Ð)(Û) 10,013 55
BioLife Solutions, Inc.(Æ) 106,139 1,072
Bluebird Bio, Inc.(Æ) 42,662 126

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blueprint Medicines Corp.(Æ) 25,282 1,488
C4 Therapeutics, Inc.(Æ) 18,639 28
Cara Therapeutics, Inc.(Æ) 13,430 17
CareDx, Inc.(Æ) 33,301 180
Castle Biosciences, Inc.(Æ)(Ð)(Û) 11,168 174
Catalyst Pharmaceuticals, Inc.(Æ) 39,295 488
Certara, Inc.(Æ) 38,064 464
Cerus Corp.(Æ)(Ð)(Û) 7,600 11
Chemed Corp. 2,718 1,529
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Coherus Biosciences, Inc.(Æ) 34,500 116
Computer Programs & Systems, Inc.(Æ) 17,699 249
CONMED Corp. 25,316 2,467
CorVel Corp.(Æ) 1,644 319
Cytokinetics, Inc.(Æ) 68,681 2,394
CytomX Therapeutics, Inc.(Æ)(Ð)(Û) 14,419 16
DaVita HealthCare Partners, Inc.(Æ) 17,580 1,358
Deciphera Pharmaceuticals, Inc.(Æ) 13,926 167
Denali Therapeutics, Inc.(Æ) 34,288 646
Dyne Therapeutics, Inc.(Æ) 25,719 181
Eagle Pharmaceuticals, Inc.(Æ) 1,831 25
Emergent BioSolutions, Inc.(Æ) 31,050 65
Enanta Pharmaceuticals, Inc.(Æ)(Ð)(Û) 11,012 99
Enovis Corp. Class W(Æ) 29,256 1,343
Ensign Group, Inc. (The) 5,513 533
Esperion Therapeutics, Inc.(Æ) 34,800 29
Exelixis, Inc.(Æ)(Ð)(Û) 72,289 1,488
Fate Therapeutics, Inc.(Æ) 44,400 80
FibroGen, Inc.(Æ) 29,067 16
Fulgent Genetics, Inc.(Æ) 18,392 440
Geron Corp.(Æ) 307,359 584
Glaukos Corp.(Æ) 8,546 583
Globus Medical, Inc. Class A(Æ) 3,799 174
Guardant Health, Inc.(Æ) 23,760 615
Haemonetics Corp.(Æ) 6,124 522
Halozyme Therapeutics, Inc.(Æ) 41,873 1,418
Harmony Biosciences Holdings, Inc.(Æ)
(Ð)(Û) 7,014 165
Health Catalyst, Inc.(Æ) 17,426 130
HealthEquity, Inc.(Æ) 15,278 1,095
Immunovant, Inc.(Æ) 43,260 1,430
Inari Medical, Inc.(Æ) 11,970 727
InfuSystem Holdings, Inc.(Æ) 206,239 1,976
Inhibrx, Inc.(Æ) 126,910 1,963
Innoviva, Inc.(Æ) 164,211 2,038
Inogen, Inc.(Æ) 30,042 134
Integer Holdings Corp.(Æ) 7,134 579
Intellia Therapeutics, Inc.(Æ) 36,892 924
Ionis Pharmaceuticals, Inc.(Æ)(Ð)(Û) 2,058 91
iRadimed Corp. 84,607 3,447
Ironwood Pharmaceuticals, Inc. Class A(Æ) 45,600 409
iTeos Therapeutics, Inc.(Æ) 8,015 81
Karyopharm Therapeutics, Inc.(Æ) 40,857 36
Keros Therapeutics, Inc.(Æ) 25,616 731
Krystal Biotech, Inc.(Æ) 7,727 903
Kura Oncology, Inc.(Æ) 51,165 432
Kymera Therapeutics, Inc.(Æ) 8,433 98
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lantheus Holdings, Inc.(Æ) 12,341 797
Legend Biotech Corp. - ADR(Æ) 29,130 1,925
LeMaitre Vascular, Inc. 105,872 5,143
Ligand Pharmaceuticals, Inc. Class B(Æ)
(Ð)(Û) 3,180 166
Medpace Holdings, Inc.(Æ) 11,085 2,690
MeiraGTx Holdings PLC(Æ) 50,878 230
Merit Medical Systems, Inc.(Æ) 7,671 527
Mineralys Therapeutics, Inc.(Æ) 7,456 58
ModivCare, Inc.(Æ) 17,577 742
NanoString Technologies, Inc.(Æ) 17,242 24
National HealthCare Corp. 12,321 830
Nektar Therapeutics(Æ) 43,961 21
Neogen Corp.(Æ) 30,724 457
Neurocrine Biosciences, Inc.(Æ)(Û) 33,848 3,755
NGM Biopharmaceuticals, Inc.(Æ) 21,235 18
Nurix Therapeutics, Inc.(Æ)(Ð)(Û) 15,819 88
Omnicell, Inc.(Æ) 31,459 1,118
OPKO Health, Inc.(Æ) 76,470 96
Option Care Health, Inc.(Æ) 25,505 707
OraSure Technologies, Inc.(Æ)(Ð)(Û) 18,497 95
Organon & Co.(Ð)(Û) 64,298 951
Orthofix Medical, Inc.(Æ) 40,670 449
Oscar Health, Inc. Class A(Æ) 6,200 32
Owens & Minor, Inc.(Æ) 47,272 677
Pacific Biosciences of California, Inc.(Æ) 52,650 325
Pacira BioSciences, Inc.(Æ) 23,673 669
Pediatrix Medical Group, Inc.(Æ)(Û) 80,069 918
Pennpant Group, Inc. (The)(Æ) 55,087 599
Perrigo Co. PLC 72,759 2,011
Personalis, Inc.(Æ) 8,657 8
PetIQ, Inc.(Æ) 70,102 1,316
Phathom Pharmaceuticals, Inc.(Æ)(Ð)(Û) 5,350 50
Pliant Therapeutics, Inc.(Æ) 17,719 260
Premier, Inc. Class A 26,949 518
Prestige Brands Holdings, Inc.(Æ) 9,548 567
PTC Therapeutics, Inc.(Æ) 23,858 447
Pulmonx Corp.(Æ)(Ð)(Û) 14,754 130
Quanterix Corp.(Æ)(Ð)(Û) 6,753 147
Quipt Home Medical Corp.(Æ) 169,804 803
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet, Inc.(Æ) 18,534 500
Recursion Pharmaceuticals, Inc. Class A(Æ) 44,103 233
REGENXBIO, Inc.(Æ)(Ð)(Û) 16,120 208
Relay Therapeutics, Inc.(Æ) 30,464 201
Repligen Corp.(Æ) 9,783 1,316
Rigel Pharmaceuticals, Inc.(Æ) 71,511 58
Rocket Pharmaceuticals, Inc.(Æ) 203,777 3,688
RxSight, Inc.(Æ) 34,967 774
Sage Therapeutics, Inc.(Æ) 13,239 248
Sangamo BioSciences, Inc.(Æ) 42,651 27
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 11,320 762
Schrodinger, Inc.(Æ) 46,737 1,014
Science 37 Holdings, Inc.(Æ) 1,374,950 502
Select Medical Holdings Corp. 18,012 409
Semler Scientific, Inc.(Æ) 2,267 66
Sharecare, Inc.(Æ) 268,677 282

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
106 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SpringWorks Therapeutics, Inc.(Æ) 30,485 698
STAAR Surgical Co.(Æ) 9,319 390
Stevanato Group SpA 14,170 396
Structure Therapeutics, Inc. - ADR(Æ) 7,360 547
Supernus Pharmaceuticals, Inc.(Æ) 8,467 202
Surmodics, Inc.(Æ) 24,106 710
Sutro Biopharma, Inc.(Æ) 8,746 24
Talkspace, Inc.(Æ) 330,759 589
Tandem Diabetes Care, Inc.(Æ)(Ð)(Û) 36,944 639
Teleflex, Inc. 829 153
Tenet Healthcare Corp.(Æ)(Û) 30,626 1,645
Terns Pharmaceuticals, Inc.(Æ) 69,751 367
Travere Therapeutics, Inc.(Æ) 29,776 193
UFP Technologies, Inc.(Æ) 29,932 4,667
Ultragenyx Pharmaceutical, Inc.(Æ)(Û) 40,359 1,429
United Therapeutics Corp.(Æ)(Û) 7,548 1,682
US Physical Therapy, Inc. 3,808 320
Utah Medical Products, Inc. 25,332 2,014
Vanda Pharmaceuticals, Inc.(Æ) 18,861 83
Ventyx Biosciences, Inc.(Æ) 18,242 263
Veradigm, Inc.(Æ) 36,661 484
Viemed Healthcare, Inc.(Æ) 45,757 289
Viking Therapeutics, Inc.(Æ) 30,186 296
Vir Biotechnology, Inc.(Æ) 4,500 36
Viridian Therapeutics, Inc.(Æ) 87,735 1,097
Xencor, Inc.(Æ) 38,997 677
Xenon Pharmaceuticals, Inc.(Æ) 46,037 1,427
Y-mAbs Therapeutics, Inc.(Æ) 10,350 55
Zai Lab, Ltd. - ADR(Æ)(Ñ) 30,720 774
Zimvie, Inc.(Æ) 9,054 64
122,918
Materials and Processing - 7.6%
AAON, Inc. 8,657 472
Acuity Brands, Inc. 7,170 1,161
Alcoa Corp.(Ð)(Û) 37,252 955
Allegheny Technologies, Inc.(Æ) 28,551 1,078
American Vanguard Corp. 22,314 209
Apogee Enterprises, Inc. 911 39
Arizona Sonoran Copper Co., Inc.(Æ) 302,058 322
Ashland, Inc. 10,274 787
Avient Corp. 40,639 1,285
Axalta Coating Systems, Ltd.(Æ) 35,781 939
AZEK Co., Inc. (The)(Æ) 37,090 972
Balchem Corp. 6,845 796
Belden, Inc.(Û) 1,550 110
Boise Cascade Co. 13,286 1,246
Builders FirstSource, Inc.(Æ) 15,298 1,660
Cabot Corp. 7,693 511
Capstone Copper Corp.(Æ) 123,599 421
Carpenter Technology Corp. 10,454 656
Codexis, Inc.(Æ) 29,789 49
Commercial Metals Co. 26,444 1,118
Constellium SE(Æ) 41,471 655
Critical Elements Lithium Corp.(Æ)(Ñ) 381,046 382
Eagle Materials, Inc.(Ð)(Û) 3,918 603
Eastman Chemical Co.(Ð)(Û) 3,733 279
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecovyst, Inc.(Æ) 198,670 1,828
ERO Copper Corp.(Æ) 33,699 457
Gibraltar Industries, Inc.(Æ) 11,765 716
Global Industrial Co. 1,259 40
Haynes International, Inc. 3,630 156
Healthcare Services Group, Inc. 33,679 320
Hecla Mining Co. 102,452 417
Huntsman Corp. 53,339 1,244
Insteel Industries, Inc. 1,020 28
Interface, Inc. Class A 15,710 140
JELD-WEN Holding, Inc.(Æ)(Ð)(Û) 64,441 730
Kaiser Aluminum Corp. 54,996 3,124
Karat Packaging, Inc. 16,513 341
Lennox International, Inc. 4,051 1,501
Louisiana-Pacific Corp.(Ð)(Û) 22,869 1,173
Mativ Holdings, Inc. 136,165 1,784
Modine Manufacturing Co.(Æ) 24,344 962
MP Materials Corp.(Æ)(Ð)(Û) 13,039 214
Northwest Pipe Co.(Æ) 22,604 616
O-I Glass, Inc.(Æ) 25,912 400
Olympic Steel, Inc. 17,057 866
Origin Materials, Inc.(Æ)(Ð)(Û) 7,600 8
Orion Engineered Carbons SA 19,052 387
PGT Innovations, Inc.(Æ) 16,019 480
Piedmont Lithium, Inc.(Æ) 13,008 357
Quaker Chemical Corp. 3,981 572
Ranpak Holdings Corp.(Æ) 106,326 336
Rayonier Advanced Materials, Inc.(Æ) 25,594 71
Resideo Technologies, Inc.(Æ) 32,576 472
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 458
Royal Gold, Inc. 8,369 873
Rush Enterprises, Inc. Class A 16,695 594
ScanSource, Inc.(Æ) 1,317 40
Schnitzer Steel Industries, Inc. Class A 47,407 1,077
Scotts Miracle-Gro Co. (The) Class A(Ð)(Û) 29,485 1,310
Sealed Air Corp. 36,668 1,129
SiteOne Landscape Supply, Inc.(Æ) 12,822 1,767
SmartRent, Inc.(Æ)(Ñ) 145,925 352
Sonoco Products Co. 19,110 990
Stelco Holdings, Inc. 15,060 424
Stepan Co. 26,788 2,004
Summit Materials, Inc. Class A(Æ) 14,549 479
Sylvamo Corp. 8,722 386
Tecnoglass, Inc. 24,666 806
ThredUp, Inc. Class A(Æ)(Ñ) 146,712 472
TimkenSteel Corp.(Æ) 50,573 1,028
Trinseo PLC 225,004 1,393
Tronox Holdings PLC Class A 217,154 2,321
Unifi, Inc.(Æ) 45,134 303
United States Lime & Minerals, Inc. 1,519 301
Universal Stainless & Alloy Products, Inc.
(Æ) 35,168 508
Valvoline, Inc. 10,291 305
Veritiv Corp. 4,787 811
VSE Corp. 15,415 829

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Worthington Industries, Inc. 8,832 544
57,997
Producer Durables - 16.7%
Aaron's Co., Inc. (The) 41,932 311
ABM Industries, Inc. 14,636 576
Adient PLC(Æ)(Û) 21,524 725
ADT, Inc. 25,020 142
AECOM(Ð)(Û) 17,167 1,314
AGCO Corp.(Ð)(Û) 11,847 1,358
Alight, Inc. Class A(Æ) 57,755 383
Allied Motion Technologies, Inc. 68,609 1,894
Allison Transmission Holdings, Inc. Class A 11,381 574
Alta Equipment Group, Inc.(Ð)(Û) 1,239 11
Amerco, Inc.(Æ) 7,008 344
AMN Healthcare Services, Inc.(Æ) 5,861 445
Applied Industrial Technologies, Inc. 9,265 1,422
Aqua Metals, Inc.(Æ)(Ñ) 370,206 305
ArcBest Corp. 19,772 2,153
Arcosa, Inc. 18,173 1,255
Ardmore Shipping Corp. 84,509 1,123
Argan, Inc. 16,162 739
ASGN, Inc.(Æ) 6,540 546
Astec Industries, Inc. 2,706 108
Barnes Group, Inc. 39,505 821
Barrett Business Services, Inc. 1,780 163
Bloom Energy Corp. Class A(Æ)(Ñ) 12,985 135
Blue Bird Corp.(Æ) 20,241 369
Bowman Consulting Group, Ltd.(Æ)(Ñ) 14,851 395
Casella Waste Systems, Inc. Class A(Æ) 33,362 2,517
CBIZ, Inc.(Æ) 12,259 637
CECO Environmental Corp.(Æ) 91,810 1,485
Chart Industries, Inc.(Æ) 4,089 475
Clean Harbors, Inc.(Æ) 4,075 626
Comfort Systems USA, Inc. 5,006 910
CompoSecure, Inc.(Æ)(Ñ) 68,455 413
Construction Partners, Inc. Class A(Æ) 29,231 1,124
Covenant Logistics Group, Inc. Class A 3,988 157
Cross Country Healthcare, Inc.(Æ) 30,639 710
Daseke, Inc.(Æ) 141,581 629
Deluxe Corp. 119,268 2,033
DHT Holdings, Inc. 83,766 931
Dorian LPG, Ltd. 6,640 212
Dycom Industries, Inc.(Æ) 10,586 902
Eagle Bulk Shipping, Inc.(Ñ) 28,772 1,174
Element Solutions, Inc. 52,909 965
Encore Wire Corp. 3,563 637
Energy Recovery, Inc.(Æ) 25,375 386
EnerSys 16,144 1,382
Ennis, Inc. 17,020 364
Enviri Corp.(Æ) 11,311 65
EVERTEC, Inc. 12,633 401
ExlService Holdings, Inc.(Æ) 15,935 416
Exponent, Inc. 5,910 433
FARO Technologies, Inc.(Æ)(Ð)(Û) 7,730 99
Federal Signal Corp. 25,598 1,486
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 68,839 2,528
Fluor Corp.(Æ) 45,120 1,502
Forward Air Corp. 9,380 604
Fox Factory Holding Corp.(Æ) 2,670 217
Franklin Electric Co., Inc. 5,897 511
Frontdoor, Inc.(Æ) 19,105 553
Frontier Group Holdings, Inc.(Æ) 79,880 271
Genco Shipping & Trading, Ltd. 36,866 485
Generac Holdings, Inc.(Æ) 3,070 258
GEO Group, Inc. (The)(Æ) 47,623 416
Granite Construction, Inc. 23,778 963
Green Dot Corp. Class A(Æ) 14,622 163
Hackett Group, Inc. (The) 3,732 83
Heartland Express, Inc. 22,664 264
Heidrick & Struggles International, Inc. 4,553 111
Helios Technologies, Inc. 5,762 298
Herc Holdings, Inc. Class W 4,028 430
Hillman Solutions Corp.(Æ) 87,478 574
HNI Corp. 18,252 633
Hub Group, Inc. Class A(Æ) 5,433 373
Huron Consulting Group, Inc.(Æ) 3,621 360
I3 Verticals, Inc. Class A(Æ) 161,315 3,025
ICF International, Inc. 6,240 791
Insperity, Inc.(Ð)(Û) 11,501 1,217
Integrated Electrical Services, Inc.(Æ) 4,594 286
Janus International Group, Inc.(Æ) 83,405 781
Kadant, Inc. 1,971 434
Kaman Corp. Class A 80,119 1,491
Katapult Holdings, Inc.(Æ) 16,147 164
Kennametal, Inc. 16,897 390
Kirby Corp.(Æ) 8,807 658
Knight-Swift Transportation Holdings, Inc. 11,550 565
Korn & Ferry International 8,994 409
Landstar System, Inc.(Ð)(Û) 8,858 1,460
Mama's Creations, Inc.(Æ) 26,480 89
Manitowoc Co., Inc. (The)(Æ) 52,550 673
Marten Transport, Ltd. 16,324 287
Matson, Inc. 12,956 1,128
Mercury Systems, Inc.(Æ) 19,876 715
Mesa Laboratories, Inc. 21,710 2,037
Methode Electronics, Inc. 20,416 467
MillerKnoll, Inc. 87,252 2,050
Mirion Technologies, Inc.(Æ) 86,764 601
Mitek Systems, Inc.(Æ) 200,985 2,146
Moog, Inc. Class A 3,685 428
Mueller Industries, Inc. 13,368 504
MYR Group, Inc.(Æ) 3,143 364
National Research Corp. Class A 5,980 253
NEXTracker, Inc. Class A(Æ) 31,431 1,093
NV5 Global, Inc.(Æ) 1,872 177
Orion Group Holdings, Inc.(Æ) 164,300 789
Oshkosh Corp. 16,678 1,463
OSI Systems, Inc.(Æ) 3,578 373
PAM Transportation Services, Inc.(Æ) 1,028 18
Payoneer Global, Inc.(Æ) 66,499 385

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
108 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Paysafe, Ltd.(Æ) 1,892 18
Phinia, Inc. 6,240 161
Powell Industries, Inc. 3,183 244
Primoris Services Corp. 44,127 1,326
PROG Holdings, Inc.(Æ) 46,892 1,284
Proto Labs, Inc.(Æ) 19,171 453
Radiant Logistics, Inc.(Æ) 127,565 748
Real Good Food Co., Inc. (The)(Æ) 32,513 76
Remitly Global, Inc.(Æ) 39,908 1,075
Repay Holdings Corp.(Æ) 313,730 1,879
Resources Connection, Inc. 25,949 350
RXO, Inc.(Æ)(Û) 51,628 904
Ryerson Holding Corp. 41,294 1,200
Saia, Inc.(Æ) 5,891 2,112
Scorpio Tankers, Inc. 41,736 2,343
SHYFT Group, Inc. (The) 12,518 137
Sight Sciences, Inc.(Æ)(Ñ) 80,017 127
Skyline Champion Corp.(Æ) 43,011 2,522
Sleep Number Corp.(Æ) 12,337 201
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 49,997 1,130
Stagwell, Inc.(Æ) 19,964 82
Star Bulk Carriers Corp.(Ñ) 35,008 654
Steelcase, Inc. Class A(Ð)(Û) 31,582 345
Stericycle, Inc.(Æ) 9,245 381
Sterling Infrastructure, Inc.(Æ) 25,343 1,846
Stoneridge, Inc.(Æ)(Ð)(Û) 127,032 2,067
Sun Country Airlines Holdings, Inc.(Æ) 73,138 952
Teekay Tankers, Ltd. Class A 23,765 1,181
Tennant Co. 19,414 1,441
Terex Corp.(Ð)(Û) 21,293 975
Thermon Group Holdings, Inc.(Æ) 31,540 842
Tidewater, Inc.(Æ) 20,646 1,411
Titan International, Inc.(Æ) 16,960 193
Titan Machinery, Inc.(Æ) 15,561 387
TopBuild Corp.(Æ) 6,160 1,409
TreeHouse Foods, Inc.(Æ) 37,026 1,544
TriNet Group, Inc.(Æ)(Û) 14,955 1,537
TrueBlue, Inc.(Æ) 7,705 85
Tutor Perini Corp.(Æ) 85,464 616
UFP Industries, Inc. 7,560 719
UniFirst Corp. 2,379 391
Universal Truckload Services, Inc. 18,902 423
V2X, Inc.(Æ) 18,418 941
Vertiv Holdings Co. 35,800 1,406
Watts Water Technologies, Inc. Class A 3,550 614
Werner Enterprises, Inc. 52,604 1,911
WESCO International, Inc.(Ð)(Û) 2,557 328
Willdan Group, Inc.(Æ) 7,403 131
WillScot Mobile Mini Holdings Corp.(Æ) 17,970 708
WNS Holdings, Ltd. - ADR(Æ) 38,414 2,087
Xerox Holdings Corp. 99,085 1,272
XPO, Inc.(Æ) 4,524 343
ZipRecruiter, Inc. Class A(Æ)(Ð)(Û) 29,868 318
126,318
Technology - 13.0%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
8x8, Inc.(Æ)(Û) 299,804 714
A10 Networks, Inc. 161,978 1,761
ACM Research, Inc. Class A(Æ) 42,696 581
ACV Auctions, Inc. Class A(Æ) 5,724 76
Adeia, Inc. 4,105 35
ADTRAN Holdings, Inc. 207,324 1,362
Agilysys, Inc.(Æ) 5,351 459
Alpha & Omega Semiconductor, Ltd.(Æ) 5,727 136
Ambarella, Inc.(Æ) 7,877 354
American Software, Inc. Class A 343,181 3,765
Amkor Technology, Inc. 23,406 488
Appfolio, Inc. Class A(Æ) 12,109 2,271
Arlo Technologies, Inc.(Æ) 41,176 350
Augmedix, Inc.(Æ) 89,300 393
AvePoint, Inc.(Æ) 34,565 259
Axcelis Technologies, Inc.(Æ)(Û) 13,040 1,663
Bandwidth, Inc. Class A(Æ) 9,211 98
BigCommerce Holdings, Inc.(Æ)(Ð)(Û) 30,565 272
Blackbaud, Inc.(Æ) 16,223 1,061
Box, Inc. Class A(Æ) 49,774 1,237
Braze, Inc. Class A(Æ) 8,602 366
Brightcove, Inc.(Æ) 3,380 10
Calix, Inc.(Æ) 15,156 502
Cambium Networks Corp.(Æ) 1,000 5
Cars.com, Inc.(Æ) 43,973 670
CI&T, Inc. Class A(Æ) 87,725 404
Cirrus Logic, Inc.(Æ)(Ð)(Û) 17,014 1,139
Cohu, Inc.(Æ) 16,776 506
CommScope Holding Co., Inc.(Æ) 112,515 167
CommVault Systems, Inc.(Æ) 8,094 529
Couchbase, Inc.(Æ) 7,350 114
Credo Technology Group Holding, Ltd.(Æ)
(Û) 42,681 607
CS Disco, Inc.(Æ)(Ð)(Û) 7,758 44
CSG Systems International, Inc. 7,484 351
CyberArk Software, Ltd.(Æ) 2,130 349
Daktronics, Inc.(Æ) 8,100 78
DigitalBridge Group, Inc. 28,890 458
DigitalOcean Holdings, Inc.(Æ) 21,324 436
Diodes, Inc.(Æ) 5,820 379
DocuSign, Inc.(Æ) 2,002 78
Domo, Inc. Class B(Æ)(Ð)(Û) 12,923 105
Donnelley Financial Solutions, Inc.(Æ) 7,164 390
DoubleVerify Holdings, Inc.(Æ) 40,579 1,129
Dropbox, Inc. Class A(Æ)(Ð)(Û) 64,181 1,688
DXC Technology Co.(Æ)(Ð)(Û) 63,991 1,291
DZS, Inc.(Æ) 2,409 3
Endava PLC - ADR(Æ) 15,898 797
ePlus, Inc.(Æ) 9,403 588
Everbridge, Inc.(Æ) 7,750 160
Evolv Technologies Holdings, Inc.(Æ)(Ñ) 66,843 284
Expensify, Inc. Class A(Æ)(Ð)(Û) 25,111 67
Extreme Networks, Inc.(Æ)(Û) 54,684 1,128
Five9, Inc.(Æ)(Ð)(Û) 19,800 1,146
FormFactor, Inc.(Æ) 22,251 754
Freshworks, Inc. Class A(Æ) 10,926 196
Genasys, Inc.(Æ) 253,154 451

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoDaddy, Inc. Class A(Æ) 8,044 589
Guidewire Software, Inc.(Æ)(Û) 17,039 1,536
Harmonic, Inc.(Æ) 50,401 544
HireRight Holdings Corp.(Æ)(Ð)(Û) 12,250 113
IDT Corp. Class B(Æ) 17,095 479
Immersion Corp. 76,141 487
Infinera Corp.(Æ)(Ð)(Û) 20,286 59
Insight Enterprises, Inc.(Æ) 3,469 497
Intapp, Inc.(Æ) 16,828 575
Integral Ad Science Holding LLC(Æ) 41,746 479
Ituran Location and Control, Ltd. 11,880 294
Kaltura, Inc.(Æ)(Ñ) 311,847 536
KBR, Inc. 25,642 1,491
Kulicke & Soffa Industries, Inc. 42,974 1,788
Kyndryl Holdings, Inc.(Æ)(Ð)(Û) 59,800 875
LivePerson, Inc.(Æ)(Ð)(Û) 32,603 86
Lyft, Inc. Class A(Æ)(Û) 73,009 669
MaxLinear, Inc. Class A(Æ) 34,323 522
MeridianLink, Inc.(Æ) 5,030 83
MicroStrategy, Inc. Class A(Æ)(Ñ) 2,470 1,046
Model N, Inc.(Æ) 113,674 2,740
NAPCO Security Technologies, Inc. 77,203 1,418
NETGEAR, Inc.(Æ) 12,401 157
NetScout Systems, Inc.(Æ) 12,604 275
nLight, Inc.(Æ) 32,903 274
Novanta, Inc.(Æ) 7,615 1,006
Nutanix, Inc. Class A(Æ) 42,285 1,530
NVE Corp. 15,649 1,064
ON24, Inc. 91,476 563
OneSpan, Inc.(Æ) 59,391 469
Onto Innovation, Inc.(Æ) 18,412 2,069
Ooma, Inc.(Æ) 71,990 785
Opendoor Technologies, Inc.(Æ)(Ð)(Û) 32,454 62
Outbrain, Inc.(Æ) 2,229 9
Outset Medical, Inc.(Æ) 20,692 73
PC Connection, Inc.(Û) 500 27
PDF Solutions, Inc.(Æ)(Û) 112,340 2,980
Pegasystems, Inc. 28,998 1,239
Perficient, Inc.(Æ) 6,876 400
Planet Labs PBC(Æ) 17,500 38
PlayAGS, Inc.(Æ) 76,330 545
Playtika Holding Corp.(Æ)(Û) 14,334 120
Power Integrations, Inc. 7,171 497
Preformed Line Products Co. 1,849 250
Progress Software Corp. 6,561 337
PubMatic, Inc. Class A(Æ)(Ð)(Û) 3,050 34
Qualys, Inc.(Æ)(Ð)(Û) 32,994 5,046
Quantum Corp.(Æ) 9,780 4
Radcom, Ltd.(Æ) 49,264 389
Rambus, Inc.(Æ) 21,304 1,157
Ribbon Communications, Inc.(Æ)(Ð)(Û) 23,515 44
Roku, Inc.(Æ)(Ð)(Û) 7,512 447
Sanmina Corp.(Æ) 8,418 428
Sapiens International Corp. NV 8,943 228
SecureWorks Corp. Class A(Æ) 3,896 23
SentinelOne, Inc. Class A(Æ) 45,332 709
Shutterstock, Inc. 7,069 288
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silicon Laboratories, Inc.(Æ) 10,448 963
Silicon Motion Technology Corp. - ADR 2,227 119
Simulations Plus, Inc. 92,041 3,246
SMART Global Holdings, Inc.(Æ) 21,928 300
Smartsheet, Inc. Class A(Æ) 31,316 1,238
Snap, Inc. Class A(Æ)(Û) 42,251 423
Sonos, Inc.(Æ)(Ð)(Û) 73,022 787
Sprinklr, Inc. Class A(Æ) 15,813 215
Sprout Social, Inc. Class A(Æ) 7,640 331
SPS Commerce, Inc.(Æ) 1,659 266
Squarespace, Inc. Class A(Æ)(Ð)(Û) 18,602 528
Super Micro Computer, Inc.(Æ) 6,557 1,570
Symbotic, Inc.(Æ)(Ñ) 13,063 445
Synaptics, Inc.(Æ) 6,140 514
Telos Corp.(Æ) 12,969 30
Tenable Holdings, Inc.(Æ) 32,511 1,369
Tower Semiconductor, Ltd.(Æ) 16,517 380
TrueCar, Inc.(Æ) 200,383 367
TTM Technologies, Inc.(Æ) 33,763 388
Twilio, Inc. Class A(Æ)(Ð)(Û) 13,775 706
Unisys Corp.(Æ) 27,878 77
Upland Software, Inc.(Æ) 1,000 3
Varonis Systems, Inc.(Æ) 79,300 2,668
Vertex, Inc. Class A(Æ) 26,338 638
Viavi Solutions, Inc. Class W(Æ) 97,002 755
Vimeo, Inc.(Æ) 355,269 1,094
Vishay Intertechnology, Inc. 25,146 559
Vizio Holding Corp. Class A(Æ) 10,467 53
VTEX Class A(Æ) 136,169 737
Workiva, Inc.(Æ) 27,875 2,428
Xperi, Inc.(Æ) 5,700 48
98,421
Utilities - 6.3%
ALLETE, Inc. 38,930 2,084
APA Corp. 9,197 365
Artesian Resources Corp. Class A 41,393 1,627
Avista Corp. 27,619 875
Black Hills Corp. 12,071 584
Brookfield Infrastructure Corp. Class A 13,155 339
California Resources Corp. 45,847 2,411
California Water Service Group 20,672 1,006
Callon Petroleum Co.(Æ) 28,740 1,073
Chord Energy Corp. 2,377 393
CNX Resources Corp.(Æ)(Û) 74,337 1,615
Cogent Communications Holdings, Inc. 5,932 385
Denbury, Inc.(Æ) 7,758 690
Earthstone Energy, Inc. Class A 134,713 2,852
Evolution Petroleum Corp. 281,279 1,809
Excelerate Energy, Inc. Class A 96,690 1,375
Golar LNG, Ltd. 25,355 569
Gulfport Energy Corp.(Æ) 4,499 556
IDACORP, Inc. 10,617 1,005
Kosmos Energy, Ltd.(Æ) 142,665 1,033
Magnolia Oil & Gas Corp. Class A 33,743 757
New Jersey Resources Corp. 8,942 363
Northern Oil and Gas, Inc. 24,965 957

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
110 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northwest Natural Holding Co. 53,337 1,958
NorthWestern Corp. 21,134 1,015
NRG Energy, Inc. 42,959 1,821
ONE Gas, Inc. 15,341 926
Permian Resources Corp. 272,189 3,966
Pinnacle West Capital Corp. 1,100 82
Portland General Electric Co. 26,027 1,042
RGC Resources, Inc. 24,697 386
SandRidge Energy, Inc. 57,748 915
Saturn Oil & Gas, Inc.(Æ) 300,930 532
SilverBow Resources, Inc.(Æ) 59,440 2,027
Southwest Gas Holdings, Inc. 7,357 431
Spire, Inc. 7,152 398
Talos Energy, Inc.(Æ) 65,155 1,010
UGI Corp. 60,035 1,249
Unitil Corp. 37,148 1,696
Vistra Corp.(Û) 62,454 2,043
York Water Co. (The) 52,639 1,899
48,119
Total Common Stocks
(cost $790,263) 759,809
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 30,915,105 (∞) 30,906
Total Short-Term Investments
(cost $30,906) 30,906
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 9,789,455 (∞)
9,789
Total Other Securities
(cost $9,789) 9,789
Total Investments - 105.7%
(identified cost $830,958) 800,504
Securities Sold Short - (4.9)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (774) (68)
Akoustis Technologies, Inc.(Æ) (17,950) (9)
America's Car-Mart, Inc.(Æ) (1,340) (90)
AMMO, Inc.(Æ) (13,503) (39)
Atlanta Braves Holdings, Inc. Class C(Æ) (10,331) (359)
Byrna Technologies, Inc.(Æ) (2,257) (10)
Churchill Downs, Inc. (5,728) (629)
Clarus Corp. (11,852) (69)
Clear Channel Outdoor Holdings, Inc.(Æ) (103,846) (114)
Conn's, Inc.(Æ) (8,840) (26)
DISH Network Corp. Class A(Æ) (3,316) (16)
Ethan Allen Interiors, Inc. (6,813) (179)
Guess?, Inc. (5,769) (124)
Instructure Holdings, Inc.(Æ) (5,271) (130)
Joby Aviation, Inc.(Æ) (36,071) (190)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kura Sushi USA, Inc. Class A(Æ) (573) (33)
LGI Homes, Inc.(Æ) (2,562) (242)
Lithia Motors, Inc. Class A (2,176) (527)
Magnite, Inc.(Æ) (15,552) (103)
Monro Muffler Brake, Inc. (8,330) (207)
Noodles & Co. Class A(Æ) (4,291) (9)
Skillsoft Corp.(Æ) (278) (5)
Topgolf Callaway Brands Corp.(Æ) (37,928) (464)
Vicor Corp.(Æ) (3,388) (131)
Victoria's Secret & Co.(Æ) (12,974) (232)
Ziff Davis, Inc.(Æ) (7,116) (430)
(4,435)
Consumer Staples - (0.1)%
Alico, Inc. (452) (11)
B&G Foods, Inc. Class A (13,758) (111)
J&J Snack Foods Corp. (2,715) (425)
MGP Ingredients, Inc. (4,448) (421)
(968)
Energy - (0.3)%
Ameresco, Inc. Class A(Æ) (5,728) (150)
Cleanspark, Inc.(Æ) (18,090) (74)
Gevo, Inc.(Æ) (31,276) (33)
GrafTech International, Ltd. (17,441) (60)
Green Plains, Inc.(Æ) (1,650) (49)
Ring Energy, Inc.(Æ) (20,106) (35)
Shoals Technologies Group, Inc. Class A(Æ) (24,161) (371)
Sitio Royalties Corp. Class A (10,250) (253)
Sunnova Energy International, Inc.(Æ) (11,576) (106)
Sunrun, Inc.(Æ) (26,211) (253)
Uranium Energy Corp.(Æ) (86,297) (514)
(1,898)
Financial Services - (0.9)%
Annaly Capital Management, Inc.(ö) (32,978) (515)
Apollo Commercial Real Estate Finance,
Inc.(ö) (23,966) (239)
Applied Digital Corp.(Æ) (8,855) (43)
Arbor Realty Trust, Inc.(ö) (29,485) (372)
ARMOUR Residential REIT, Inc.(ö) (20,871) (304)
BGC Partners, Inc. Class A (43,896) (258)
Brookfield Realty Capital Corp.(Æ) (17,312) (50)
BRP Group, Inc. Class A(Æ) (7,261) (152)
Columbia Banking System, Inc. (1,168) (23)
Columbia Financial, Inc.(Æ) (2,399) (39)
Distribution Solutions Group, Inc.(Æ) (3,242) (98)
Dynex Capital, Inc.(ö) (21,173) (213)
European Wax Center, Inc. Class A(Æ) (6,808) (100)
Franklin BSP Realty Trust, Inc.(ö) (6,320) (80)
Glacier Bancorp, Inc. (21,060) (636)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (16,728) (287)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Healthcare Realty Trust, Inc.(ö) (38,149) (547)
Lakeland Financial Corp. (4,537) (223)
New York Community Bancorp, Inc. (68,323) (648)
Old National Bancorp (3,000) (41)
Park National Corp. (1,840) (186)
Potlatch Corp.(ö) (6,085) (261)
Ready Capital Corp.(ö) (19,716) (186)
ServisFirst Bancshares, Inc. (8,063) (380)
Stock Yards Bancorp, Inc. (3,335) (130)
Two Harbors Investment Corp.(ö) (17,988) (209)
Webster Financial Corp. (13,545) (514)
(6,734)
Health Care - (1.0)%
Akoya Biosciences, Inc.(Æ) (1,634) (6)
Anavex Life Sciences Corp.(Æ) (9,380) (52)
Apollo Medical Holdings, Inc.(Æ) (3,549) (111)
ARS Pharmaceuticals, Inc.(Æ) (4,500) (16)
Atossa Therapeutics, Inc.(Æ) (27,241) (18)
Avid Bioservices, Inc.(Æ) (11,404) (70)
Azenta, Inc.(Æ) (3,699) (168)
BioAtla, Inc.(Æ) (2,600) (4)
BioLife Solutions, Inc.(Æ) (9,456) (96)
CareMax, Inc.(Æ) (11,995) (24)
Caribou Biosciences, Inc.(Æ) (11,974) (43)
Certara, Inc.(Æ) (17,601) (215)
ClearPoint Neuro, Inc.(Æ) (2,151) (12)
Collegium Pharmaceutical, Inc.(Æ) (5,692) (124)
CorMedix, Inc.(Æ) (14,405) (50)
Crinetics Pharmaceuticals, Inc.(Æ) (11,176) (327)
Cue Biopharma, Inc.(Æ) (8,696) (18)
Day One Biopharmaceuticals, Inc.(Æ) (3,774) (45)
DocGo, Inc.(Æ) (11,168) (66)
Edgewise Therapeutics, Inc.(Æ) (3,100) (20)
Exact Sciences Corp.(Æ) (9,399) (579)
Geron Corp.(Æ) (88,404) (168)
Halozyme Therapeutics, Inc.(Æ) (10,029) (340)
Harvard Bioscience, Inc.(Æ) (1,518) (7)
ICU Medical, Inc.(Æ) (3,178) (312)
Ideaya Biosciences, Inc.(Æ) (1,396) (38)
ImmunoGen, Inc.(Æ) (1,915) (28)
Inhibrx, Inc.(Æ) (4,274) (66)
Joint Corp. (The)(Æ) (5,019) (39)
Lineage Cell Therapeutics, Inc.(Æ) (12,500) (14)
MannKind Corp.(Æ) (37,623) (161)
Medpace Holdings, Inc.(Æ) (1,496) (363)
MiMedx Group, Inc.(Æ) (6,180) (41)
Neogen Corp.(Æ) (35,686) (531)
NeoGenomics, Inc.(Æ) (10,376) (145)
Orchestra BioMed Holdings, Inc.(Æ) (2,738) (13)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OrthoPediatrics Corp.(Æ) (2,136) (52)
Patterson Cos., Inc. (14,280) (435)
Pliant Therapeutics, Inc.(Æ) (842) (12)
RadNet, Inc.(Æ) (9,583) (258)
Recursion Pharmaceuticals, Inc. Class A(Æ) (4,860) (26)
Repligen Corp.(Æ) (4,964) (668)
Replimune Group, Inc.(Æ) (7,086) (103)
Revance Therapeutics, Inc.(Æ) (11,867) (94)
Rocket Pharmaceuticals, Inc.(Æ) (10,434) (189)
SIGA Technologies, Inc. (12,636) (64)
Sotera Health Co.(Æ) (9,260) (117)
SpringWorks Therapeutics, Inc.(Æ) (8,593) (197)
Tela Bio, Inc.(Æ) (3,040) (18)
Vaxcyte, Inc.(Æ) (10,028) (482)
Ventyx Biosciences, Inc.(Æ) (1,709) (25)
Veracyte, Inc.(Æ) (20,260) (420)
Viking Therapeutics, Inc.(Æ) (3,432) (34)
Xeris Biopharma Holdings, Inc.(Æ) (1,100) (2)
Zentalis Pharmaceuticals, Inc.(Æ) (6,840) (112)
(7,638)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (7,782) (18)
Aspen Aerogels, Inc.(Æ) (14,462) (112)
Ivanhoe Electric, Inc.(Æ) (9,616) (98)
Livent Corp.(Æ) (24,230) (354)
Mativ Holdings, Inc. (8,866) (116)
Piedmont Lithium, Inc.(Æ) (3,367) (92)
Pool Corp. (296) (93)
Quaker Chemical Corp. (1,980) (285)
Sensient Technologies Corp. (2,340) (132)
SmartRent, Inc.(Æ) (36,486) (88)
ThredUp, Inc. Class A(Æ) (23,566) (76)
(1,464)
Producer Durables - (0.6)%
Acacia Research Corp.(Æ) (8,575) (31)
AeroVironment, Inc.(Æ) (2,558) (293)
American Superconductor Corp.(Æ) (1,900) (12)
Badger Meter, Inc. (3,426) (475)
Casella Waste Systems, Inc. Class A(Æ) (8,180) (617)
CryoPort, Inc.(Æ) (1,166) (11)
Dorman Products, Inc.(Æ) (4,467) (278)
Frontier Group Holdings, Inc.(Æ) (15,974) (54)
GATX Corp. (4,532) (474)
H&R Block, Inc. (17,320) (711)
LCI Industries (3,024) (328)
Mirion Technologies, Inc.(Æ) (33,152) (230)
MultiPlan Corp.(Æ) (79,600) (135)
PureCycle Technologies, Inc.(Æ) (25,371) (113)
RBC Bearings, Inc.(Æ) (1,456) (320)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
112 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repay Holdings Corp.(Æ) (13,533) (81)
Solid Power, Inc.(Æ) (23,084) (30)
V2X, Inc.(Æ) (77) (4)
Workhorse Group, Inc.(Æ) (33,518) (14)
Zurn Elkay Water Solutions Corp. (20,646) (546)
(4,757)
Technology - (1.0)%
Aehr Test Systems(Æ) (2,546) (60)
Altair Engineering, Inc. Class A(Æ) (4,713) (293)
Bentley Systems, Inc. Class B (12,134) (590)
Bio Techne Corp. (9,970) (545)
BlackSky Technology, Inc.(Æ) (20,632) (24)
Bumble, Inc. Class A(Æ) (23,227) (312)
Ceridian HCM Holding, Inc.(Æ) (733) (47)
Clearfield, Inc.(Æ) (5,206) (125)
Digi International, Inc.(Æ) (8,740) (220)
Digimarc Corp.(Æ) (4,498) (117)
Entegris, Inc. (6,760) (595)
Envestnet, Inc.(Æ) (7,317) (271)
ePlus, Inc.(Æ) (4,526) (283)
Frontier Communications Corp.(Æ) (39,229) (703)
Gen Digital, Inc. (35,224) (587)
Luna Innovations, Inc.(Æ) (3,600) (20)
MKS Instruments, Inc. (5,379) (353)
nCino, Inc.(Æ) (3,067) (86)
Olo, Inc. Class A(Æ) (12,323) (63)
Onto Innovation, Inc.(Æ) (5,266) (592)
PAR Technology Corp.(Æ) (10,128) (296)
Paycor HCM, Inc.(Æ) (7,721) (167)
Porch Group, Inc.(Æ) (15,104) (8)
PTC, Inc.(Æ) (4,355) (611)
Shutterstock, Inc. (4,776) (194)
SoundHound AI, Inc. Class A(Æ) (21,908) (35)
Terran Orbital Corp.(Æ) (53,912) (43)
ViaSat, Inc.(Æ) (17,335) (320)
(7,560)
Utilities - (0.2)%
Chord Energy Corp. (3,278) (542)
Cogent Communications Holdings, Inc. (7,689) (500)
Lumen Technologies, Inc.(Æ) (120,240) (176)
Northern Oil and Gas, Inc. (8,510) (326)
Tellurian, Inc.(Æ) (32,094) (22)
Vitesse Energy, Inc. (4,655) (110)
(1,676)
Total Securities Sold Short
(proceeds $44,439) (37,130)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities,
Net - (0.8)%
(5,931)
Net Assets - 100.0%
757,443

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 113
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
**
Refer to Schedule of Investments for detailed sector breakout.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 400 USD 33,368 12/23 (3,342)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,342)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 87,828 $ — $ —
$ —
$ 87,828 11.6
Consumer Staples 24,021 — —
—
24,021 3.2
Energy 40,670 — —
—
40,670 5.4
Financial Services 153,517 — —
—
153,517 20.3
Health Care 122,860 — 58
—
122,918 16.2
Materials and Processing 57,949 — 48
—
57,997 7.6
Producer Durables 126,318 — —
—
126,318 16.7
Technology 98,421 — —
—
98,421 13.0
Utilities 48,119 — —
—
48,119 6.3
Short-Term Investments — — — 30,906 30,906 4.1
Other Securities — — — 9,789 9,789 1.3
Total Investments 759,703 — 106 40,695 800,504 105.7
Securities Sold Short
**
(37,130) — — — (37,130) (4.9)
Other Assets and Liabilities, Net
(0.8)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (3,342) — — — (3,342) (0.4)
Total Other Financial Instruments
*
$ (3,342) $ — $ — $ — $ (3,342)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
114 U.S. Small Cap Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 115
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,342
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (703) $ —
Foreign currency exchange contracts — (5)
Total
$ (703) $ (5)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (5,232) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
116 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 9,555 $ — $ 9,555
Total Financial and Derivative Assets
9,555 — 9,555
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 9,555 $ — $ 9,555
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 770 $ — $ 770 $ —
Bank of Nova Scotia
26 — 26 —
Barclays
132 — 132 —
Citigroup
1,931 — 1,931 —
Fidelity
2,550 — 2,550 —
HSBC
1,047 — 1,047 —
Morgan Stanley
2,012 — 2,012 —
Wells Fargo
1,087 — 1,087 —
Total
$ 9,555 $ — $ 9,555 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 117
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 37,130 $ — $ 37,130
Total Financial and Derivative Liabilities
37,130 — 37,130
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 37,130 $ — $ 37,130
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 37,130 $ — $ 37,130 $ —
Total
$ 37,130 $ — $ 37,130 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
118 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 830,958
Investments, at fair value(*)(>) ....................................................................................................................................................
800,504
Foreign currency holdings(^) ....................................................................................................................................................... 86
Receivables:
Dividends and interest ...................................................................................................................................................... 251
Dividends from affiliated funds ....................................................................................................................................... 159
Investments sold ............................................................................................................................................................... 3,675
Fund shares sold ............................................................................................................................................................... 453
From broker(a) ................................................................................................................................................................. 6,429
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
811,558
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 30
Investments purchased ..................................................................................................................................................... 2,311
Fund shares redeemed ...................................................................................................................................................... 654
Accrued fees to affiliates .................................................................................................................................................. 606
Other accrued expenses .................................................................................................................................................... 254
Variation margin on futures contracts .............................................................................................................................. 3,341
Securities sold short, at fair value(‡) ........................................................................................................................................... 37,130
Payable upon return of securities loaned ..................................................................................................................................... 9,789
Total liabilities ...........................................................................................................................................................
54,115
Net Assets ...............................................................................................................................................................
$ 757,443

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 119
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (34,78 0 )
Shares of beneficial interest .........................................................................................................................................................
337
Additional paid-in capital ............................................................................................................................................................
791,88 6
Net Assets ...............................................................................................................................................................
$ 757,443
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 22.04
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 23.38
Class A — Net assets ........................................................................................................................................................... $ 12,341,512
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 560,043
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.96
Class C — Net assets ........................................................................................................................................................... $ 6,462,064
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 340,759
Net asset value per share: Class M (#) ......................................................................................................................................... $ 22.51
Class M — Net assets .......................................................................................................................................................... $ 86,971,413
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,864,066
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 22.55
Class R6 — Net assets ......................................................................................................................................................... $ 356,405
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 15,805
Net asset value per share: Class S (#) .......................................................................................................................................... $ 22.53
Class S — Net assets ............................................................................................................................................................ $ 571,386,512
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 25,358,850
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 22.55
Class Y — Net assets ........................................................................................................................................................... $ 79,925,376
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 3,544,748
Amounts in thousands
(^)     Foreign currency holdings - cost $ 87
(*)     Securities on loan included in investments $ 9,555
(‡)     Proceeds on securities sold short $ 44,439
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 40,695
(a)   Receivable from Broker for Futures $ 6,429
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
120 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 13,922
Dividends from affiliated funds ....................................................................................................................................... 1,934
Securities lending income (net) ....................................................................................................................................... 179
Total investment income ..............................................................................................................................................................
16,035
Expenses
Advisory fees ................................................................................................................................................................... 6,137
Administrative fees .......................................................................................................................................................... 424
Custodian fees .................................................................................................................................................................. 167
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 57
Transfer agent fees - Class A ........................................................................................................................................... 29
Transfer agent fees - Class C ........................................................................................................................................... 15
Transfer agent fees - Class M .......................................................................................................................................... 202
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 1,320
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 114
Registration fees ............................................................................................................................................................... 106
Shareholder servicing fees - Class C ............................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 54
Printing fees ..................................................................................................................................................................... 66
Dividends from securities sold short ................................................................................................................................ 715
Interest expense paid on securities sold short .................................................................................................................. 288
Miscellaneous .................................................................................................................................................................. 41
Expenses before reductions .............................................................................................................................................. 9,793
Expense reductions .......................................................................................................................................................... (406)
Net expenses ................................................................................................................................................................................
9,387
Net investment income (loss) .......................................................................................................................................................
6,648
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 29,182
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (703)
Foreign currency exchange contracts ............................................................................................................................... (5)
Securities sold short ......................................................................................................................................................... 6,453
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
34,930
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (103,381)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (5,232)
Securities sold short ......................................................................................................................................................... 605
Foreign currency-related transactions .............................................................................................................................. (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (108,007)
Net realized and unrealized gain (loss) ........................................................................................................................................ (73,077)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (66,429)
*      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 121
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,648 $ 4,432
Net realized gain (loss) ....................................................................................................................... 34,930 33,705
Net change in unrealized appreciation (depreciation) ........................................................................ (108,007) (233,697)
Net increase (decrease) in net assets from operations .............................................................................. (66,429) (195,560)
Distributions
To shareholders
Class A .......................................................................................................................................... (692) (4,666)
Class C .......................................................................................................................................... (397) (2,904)
Class M ......................................................................................................................................... (4,934) (39,443)
Class R6 ........................................................................................................................................ (27) (204)
Class S .......................................................................................................................................... (32,305) (266,586)
Class Y .......................................................................................................................................... (4,601) (39,124)
Net decrease in net assets from distributions ............................................................................................ (42,956) (352,927)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (200,244) 101,721
Total Net Increase (Decrease) in Net Assets ........................................................................
(309,629) (446,766)
Net Assets
Beginning of period .................................................................................................................................. 1,067,072 1,513,838
End of period .............................................................................................................................................
$ 757,443 $ 1,067,072

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
122 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 49 $ 1,178 56 $ 1,521
Proceeds from reinvestment of distributions 30 691 164 4,634
Payments for shares redeemed (128) (3,080) (126) (3,415)
Net increase (decrease)
(49) (1,211) 94 2,740
Class C
Proceeds from shares sold 22 470 8 192
Proceeds from reinvestment of distributions 20 397 117 2,901
Payments for shares redeemed (68) (1,421) (77) (1,878)
Net increase (decrease)
(26) (554) 48 1,215
Class M
Proceeds from shares sold 909 22,667 1,015 27,760
Proceeds from reinvestment of distributions 208 4,934 1,375 39,440
Payments for shares redeemed (2,695) (67,685) (1,213) (33,292)
Net increase (decrease)
(1,578) (40,084) 1,177 33,908
Class R6
Proceeds from shares sold 2 41 4 118
Proceeds from reinvestment of distributions 1 27 7 204
Payments for shares redeemed (8) (187) (14) (393)
Net increase (decrease)
(5) (119) (3) (71)
Class S
Proceeds from shares sold 2,562 63,276 3,252 91,485
Proceeds from reinvestment of distributions 1,345 31,963 9,197 264,329
Payments for shares redeemed (9,978) (249,822) (10,208) (280,672)
Net increase (decrease)
(6,071) (154,583) 2,241 75,142
Class Y
Proceeds from shares sold 603 14,163 170 5,652
Proceeds from reinvestment of distributions 194 4,601 1,361 39,124
Payments for shares redeemed (903) (22,457) (2,097) (55,989)
Net increase (decrease)
(106) (3,693) (566) (11,213)
Total increase (decrease)
(7,835) $ (200,244) 2,991 $ 101,721

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
124 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 25.20 .11 (2.12) (2.01) (.06) (1.09)
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 (-)( Ɵ ) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
Class C
October 31, 2023 21.96 (.06) (1.85) (1.91) — (1.09)
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
Class M
October 31, 2023 25.72 .21 (2.17) (1.96) (.16) (1.09)
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
Class R6
October 31, 2023 25.77 .22 (2.18) (1.96) (.17) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
Class S
October 31, 2023 25.74 .19 (2.19) (2.00) (.12) (1.09)
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
Class Y
October 31, 2023 25.77 .22 (2.17) (1.95) (.18) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 125
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(1.15) 22.04 (8.23) 12,342 1.38 1.38 .46 80
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(1.09) 18.96 (8.98) 6,462 2.13 2.13 (.29) 80
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(1.25) 22.51 (7.88) 86,971 1.13 .99 .83 80
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(1.26) 22.55 (7.86) 356 .98 .96 .89 80
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(1.21) 22.53 (8.00) 571,387 1.13 1.09 .75 80
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(1.27) 22.55 (7.83) 79,925 .93 .93 .90 80
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
126 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 469,749
Administrative fees 32,533
Distribution fees 7,013
Shareholder servicing fees 1,439
Transfer agent fees 89,144
Trustee fees 6,371
$ 606,249
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,980 $ 426,065 $ 428,142 $ 1 $ 2 $ 30,906 $ 1,934 $ —
U.S. Cash Collateral Fund 22,046 112,978 125,235 — — 9,789 608 —
$ 55,026 $ 539,043 $ 553,377 $ 1 $ 2 $ 40,695 $ 2,542 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 817,712,962 $ 259,062,905 $ (313,401,645) $ ( 54,3 3 8,740 ) $ 2,657,963 $ 16,901,510
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,453,313 $ 38,503,148 $ — $ 178,864,109 $ 174,063,310 $ —
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
128 Multifactor International Equity Fund
Multifactor International Equity Fund - Class M
‡
Total
Return
1 Year 12 .87%
5 Years 3 .14%§
Inception* 1 .86%§
Multifactor International Equity Fund - Class R6
‡‡
Total
Return
1 Year 12 .96%
5 Years 3 .17%§
Inception* 1 .88%§
Multifactor International Equity Fund - Class S
‡‡‡
Total
Return
1 Year 12 .70%
5 Years 3 .02%§
Inception* 1 .72%§
Multifactor International Equity Fund - Class Y
Total
Return
1 Year 12 .83%
5 Years 3 .19%§
Inception* 1 .89%§
MSCI World ex USA Index (Net)
**
Total
Return
1 Year 12 .56%
5 Years 4 .26%§
Inception* 2 .68%§
Multifactor International Equity Linked Benchmark
***
Total
Return
1 Year 12 .56%
5 Years 4 .26%§
Inception* 2 .7 9%§

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multifactor International Equity Fund 129
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor International Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class M, Class R6, Class S and Class Y Shares
gained 12.87%, 12.96%, 12.70% and 12.83%, respectively.
This is compared to the Fund’s benchmark, the MSCI World ex
USA Index (Net), which gained 12.56% during the fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Foreign Large Value
Category, a group of funds that Morningstar, Inc. considers
to have investment strategies similar to those of the Fund,
gained 15.86%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, Japan was the best performing region in an up market, while Asia-Pacific ex-Japan underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, all sectors were positive with the top performers being the information technology and consumer
discretionary sectors. Real estate and health care were the
weakest performing sectors.
From a factor perspective, the value factor had the strongest performance, while small capitalization size and growth factor were the main detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
RIM seeks to achieve the Fund’s investment objective by
managing the Fund’s overall exposures (such as value,
momentum, quality, capitalization size, lower volatility, growth, industry, sector, region, defensive or dynamic). After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures.
In terms of the Fund’s factor tilts for the fiscal year, the Fund’s value orientation contributed positively to performance while an overweight to small capitalization size detracted.
With respect to sector positioning, the Fund had a benchmark-
relative overweight to energy and communication services,
and an underweight to industrials and utilities, which was flat from a performance perspective over the fiscal year. The Fund’s regional positioning, which had exposure to emerging markets while being underweight to Europe ex-UK and Australia/New
Zealand, slightly detracted from performance over the fiscal year.
RIM utilized equity index futures and currency forward contracts to seek to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency exposures.
This strategy was rewarded during the fiscal year.
RIM also used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as expected.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
130 Multifactor International Equity Fund
* Assumes initial investment on July 31, 2014.
** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA
Index (net of tax on dividends from foreign holdings) thereafter.
‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Multifactor International Equity Fund 131
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.60 $ 1,022.68
Expenses Paid During Period* $ 2.43 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 927.70 $ 1,022.79
Expenses Paid During Period* $ 2.33 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.50 $ 1,021.93
Expenses Paid During Period* $ 3.16 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
132 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.50 $ 1,022.94
Expenses Paid During Period* $ 2.19 $ 2.29
* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Australia - 5.6%
Ampol, Ltd. 5,201 106
APA Group 19,131 100
Aristocrat Leisure, Ltd. 10,606 263
ASX, Ltd. - ADR 8,459 303
Aurizon Holdings, Ltd. 98,021 214
Australia & New Zealand Banking
Group, Ltd. - ADR 34,579 546
BHP Group, Ltd. - ADR 68,066 1,943
BlueScope Steel, Ltd. 14,190 170
Brambles, Ltd. 31,322 263
Cochlear, Ltd. 1,373 211
Coles Group, Ltd. 22,440 218
Commonwealth Bank of Australia
- ADR 14,631 899
Computershare, Ltd. 5,413 85
Dexus(ö) 28,007 116
Fortescue Metals Group, Ltd. 35,771 508
Goodman Group(ö) 12,973 172
IDP Education, Ltd. 7,561 105
Independence Group NL 16,939 103
Insurance Australia Group, Ltd. 63,157 229
Medibank Pvt, Ltd. 143,579 314
Mineral Resources, Ltd. 4,147 154
Mirvac Group(ö) 39,278 46
National Australia Bank, Ltd. - ADR 9,517 171
Northern Star Resources, Ltd. 22,429 166
Pilbara Minerals, Ltd. 66,698 158
Qantas Airways, Ltd.(Æ) 11,430 36
QBE Insurance Group, Ltd. 57,716 574
Ramsay Health Care, Ltd. 3,593 112
REA Group, Ltd. 1,471 135
Rio Tinto PLC 13,951 889
Rio Tinto, Ltd. - ADR 6,609 494
Santos, Ltd. 67,149 329
Sonic Healthcare, Ltd. 6,168 113
South32, Ltd. Class B 100,985 215
Stockland(ö) 39,004 88
Suncorp Group, Ltd. 53,657 458
Telstra Group, Ltd. 114,177 277
Transurban Group - ADR(Æ) 22,440 169
Vicinity Centres(ö) 113,773 124
Wesfarmers, Ltd. 6,716 217
Westpac Banking Corp. 31,000 408
WiseTech Global, Ltd. 4,086 153
Woodside Energy Group, Ltd. 30,908 672
Woolworths Group, Ltd. 5,317 119
13,145
Austria - 0.3%
Erste Group Bank AG 3,843 137
Mondi PLC 9,633 156
OMV AB 4,570 200
Verbund AG Class A 1,227 106
Voestalpine AG 3,882 97
696
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belgium - 0.5%
Ageas SA 4,183 161
Anheuser-Busch InBev SA 3,339 190
D'ieteren SA 260 39
Elia Group SA 224 21
Groupe Bruxelles Lambert SA 608 45
KBC Groep NV 2,385 131
Sofina SA 253 48
Solvay SA 2,282 241
UCB SA 3,318 243
1,119
Brazil - 0.1%
Wheaton Precious Metals Corp. 3,069 130
Yara International ASA 5,901 192
322
Burkina Faso - 0.0%
Endeavour Mining PLC 17,260 54
Canada - 9.8%
Alimentation Couche-Tard, Inc. 9,332 508
AltaGas, Ltd. - ADR 3,639 68
ARC Resources, Ltd. 23,607 380
Bank of Montreal 6,262 473
Bank of Nova Scotia (The) 9,170 371
BCE, Inc. 1,542 57
Brookfield Asset Management, Inc. 4,672 136
Brookfield Asset Management, Inc.
Class A 1 —
CAE, Inc.(Æ) 2,536 53
Cameco Corp. 4,932 202
Canadian Apartment Properties(ö) 2,499 74
Canadian Imperial Bank of Commerce 9,142 322
Canadian National Railway Co. 5,649 598
Canadian Natural Resources, Ltd. 19,354 1,229
Canadian Pacific Kansas City, Ltd. 9,648 685
Canadian Tire Corp., Ltd. Class A 1,914 185
Canadian Utilities, Ltd. Class A 2,670 56
CCL Industries, Inc. Class B 7,371 288
Cenovus Energy, Inc. 29,042 553
CGI Group, Inc.(Æ) 5,207 503
Constellation Software, Inc. 389 780
Descartes System Group, Inc. (The)(Æ) 1,904 138
Dollarama, Inc. 7,559 516
Empire Co., Ltd. Class A 9,791 268
Enbridge, Inc. 10,136 325
Fairfax Financial Holdings, Ltd. 1,132 942
FirstService Corp. 585 83
Fortis, Inc. 1,258 50
Franco-Nevada Corp. Class T 1,155 140
George Weston, Ltd. 1,679 182
GFL Environmental, Inc. 1,700 49
Gildan Activewear, Inc. Class A 3,117 89
Great-West Lifeco, Inc. 11,589 321
Hydro One, Ltd.(Þ) 1,692 44
iA Financial Corp., Inc. 4,746 276
IGM Financial, Inc. 1,035 23

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
134 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 9,450 539
Intact Financial Corp. 7,327 1,029
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 99
Kinross Gold Corp. 14,482 76
Loblaw Cos., Ltd. 5,479 448
Magna International, Inc. Class A 2,031 98
Manulife Financial Corp. 45,080 785
Metro, Inc. Class A 4,822 245
National Bank of Canada 4,833 300
Northland Power, Inc. 3,846 54
Nutrien, Ltd. 8,027 431
Nuvei Corp.(Þ) 1,664 23
Pembina Pipeline Corp. 5,336 164
Power Corp. of Canada 4,430 107
Quebecor, Inc. Class B 9,367 193
RB Global, Inc. 2,638 173
Rogers Communications, Inc. Class B 3,269 121
Royal Bank of Canada - GDR 16,587 1,325
Saputo, Inc. - ADR 4,167 84
Shopify, Inc. Class A(Æ) 11,276 533
Sun Life Financial, Inc. 13,710 626
Suncor Energy, Inc. 24,667 799
TC Energy Corp. 8,555 295
Teck Resources, Ltd. Class B 18,376 649
TELUS Corp. 3,519 57
TFI International, Inc. 2,553 282
Thomson Reuters Corp. 2,587 310
TMX Group, Ltd. 2,655 55
Toromont Industries, Ltd. 3,966 299
Toronto-Dominion Bank (The) 18,633 1,041
Tourmaline Oil Corp. 6,886 364
West Fraser Timber Co., Ltd. 3,397 229
WSP Global, Inc. 1,939 254
23,054
Chile - 0.1%
Antofagasta PLC 5,185 85
Lundin Mining Corp. 35,328 220
305
China - 0.3%
BOC Hong Kong Holdings, Ltd. 112,500 298
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 38
Prosus NV(Æ) 3,397 95
SITC International Holdings Co., Ltd. 47,000 73
Wilmar International, Ltd. 71,700 187
Xinyi Glass Holdings, Ltd. 76,000 88
779
Denmark - 3.0%
AP Moller - Maersk A/S Class B 218 363
Carlsberg A/S Class B 1,794 214
Chr Hansen Holding A/S 2,055 140
Coloplast A/S Class B 1,680 175
Danske Bank A/S 10,165 238
Demant A/S(Æ) 3,270 125
DSV A/S 846 126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genmab A/S(Æ) 888 251
Novo Nordisk A/S Class B 49,254 4,750
Novozymes A/S Class B 4,689 211
Pandora A/S 974 110
Rockwool International A/S Class B 280 62
Tryg A/S 9,258 181
6,946
Finland - 0.9%
Elisa OYJ 4,572 194
Kone OYJ Class B 5,975 259
Mandatum OYJ(Æ) 4,245 16
Neste OYJ 5,667 190
Nokia OYJ 60,978 204
Nordea Bank Abp 55,336 582
Orion OYJ Class B 1,906 76
Outotec OYJ 18,152 161
Sampo OYJ Class A 4,245 168
Stora Enso OYJ Class R 11,149 134
UPM-Kymmene OYJ 4,917 165
2,149
France - 8.6%
Accor SA 1,450 46
Adevinta ASA Class B(Æ) 6,249 55
Air Liquide SA Class A 5,750 986
Airbus Group SE 2,798 374
Alstom SA 2,320 31
Amundi SA(Þ) 1,175 62
Arkema SA 2,337 219
AXA SA 21,432 636
BioMerieux 803 77
BNP Paribas SA 6,300 362
Bollore SA 31,057 170
Bouygues SA - ADR 9,916 350
Bureau Veritas SA 2,924 67
Capgemini SE 1,200 213
Carrefour SA 20,210 355
Cie de Saint-Gobain SA 6,981 381
Credit Agricole SA 12,403 150
Danone SA 4,857 289
Dassault Aviation SA 584 116
Dassault Systemes SE 9,555 394
Edenred SE 7,160 382
Eiffage SA 4,244 386
Engie SA 30,743 490
EssilorLuxottica SA 4,339 785
Eurazeo SE 1,310 74
Getlink SE 5,227 84
Hermes International 425 797
Ipsen SA 1,278 151
Kering 759 307
Klepierre SA - GDR(ö) 8,384 204
La Francaise des Jeux SAEM(Þ) 4,169 135
Legrand SA - ADR 1,578 136
L'Oreal SA 3,239 1,359

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,025 2,881
Michelin (CGDE) 17,437 518
Orange SA - ADR 40,519 477
Pernod Ricard SA 2,784 495
Publicis Groupe SA - ADR 7,403 565
Remy Cointreau SA 855 97
Safran SA 1,158 180
Sartorius Stedim Biotech 653 123
SEB SA 1,162 115
Societe Generale SA 8,598 193
Sodexo SA 524 56
Teleperformance - GDR 405 46
Thales SA 1,671 246
TotalEnergies SE 34,097 2,284
Valeo SA 6,531 86
Veolia Environnement SA 3,902 107
Vinci SA 8,061 891
Vivendi SE - ADR 24,815 222
Worldline SA(Æ)(Þ) 1,419 18
20,223
Germany - 6.2%
Allianz SE 4,727 1,105
BASF SE 8,390 386
Bayerische Motoren Werke
Aktiengesellschaft 5,744 533
Bechtle AG 1,898 84
Beiersdorf AG 2,639 346
Brenntag SE 3,262 242
Carl Zeiss Meditec AG 503 43
Commerzbank AG 31,752 341
Daimler Truck Holding AG 7,019 220
Deutsche Bank AG 38,203 418
Deutsche Boerse AG 3,164 520
Deutsche Lufthansa AG(Æ) 14,533 102
Deutsche Post AG 16,784 652
Deutsche Telekom AG 64,311 1,394
E.ON SE 35,412 420
Evonik Industries AG 6,557 120
Fresenius Medical Care AG & Co.
KGaA 7,933 263
Fresenius SE & Co. KGaA 11,449 293
GEA Group AG 3,731 127
Hannover Rueck SE 2,498 550
Heidelberg Materials AG 6,520 472
HelloFresh SE(Æ) 4,445 97
Henkel AG & Co. KGaA 974 61
Infineon Technologies AG - ADR 14,204 413
Knorr-Bremse AG 887 49
LEG Immobilien SE(Æ) 1,409 88
Mercedes-Benz Group AG 9,063 532
Merck KGaA 1,461 220
MTU Aero Engines AG 877 164
Muenchener Rueckversicherungs-
Gesellschaft AG 1,950 781
Newmont Mining Corp. 2,142 160
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Puma SE 1,786 101
Rational AG 84 48
Rheinmetall AG 1,062 304
SAP SE - ADR 11,474 1,538
Scout24 SE(Þ) 1,728 106
Siemens AG 6,600 873
Siemens Energy AG(Æ) 3,928 35
Siemens Healthineers AG(Þ) 4,320 211
Symrise AG 1,797 183
Zalando SE(Æ)(Þ) 2,035 47
14,642
Hong Kong - 1.9%
AIA Group, Ltd. 122,537 1,067
CK Asset Holdings, Ltd. 35,330 176
CK Infrastructure Holdings, Ltd. 27,001 125
Futu Holdings, Ltd. - ADR(Æ) 1,081 60
Hang Lung Properties, Ltd. - ADR 31,068 41
Hang Seng Bank, Ltd. 24,696 283
Henderson Land Development Co., Ltd. 22,999 60
HKT Trust & HKT, Ltd. 68,075 71
Hong Kong & China Gas Co., Ltd. 127,136 88
Hong Kong Exchanges & Clearing, Ltd. 38,016 1,322
Jardine Matheson Holdings, Ltd. 1,600 65
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 24
New World Development Co., Ltd. 26,332 48
Power Assets Holdings, Ltd. 24,679 118
Prudential PLC 4,865 51
Sino Land Co., Ltd. 56,414 56
Sun Hung Kai Properties, Ltd. 22,071 227
Swire Pacific, Ltd. Class A 22,317 143
Swire Properties, Ltd. 12,832 25
Techtronic Industries Co., Ltd. 8,848 80
WH Group, Ltd.(Þ) 396,789 237
Wharf Real Estate Investment Co., Ltd. 9,000 32
4,399
Ireland - 0.8%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 2,376 148
AIB Group PLC 42,551 184
Bank of Ireland Group PLC 35,497 317
CRH PLC 11,684 626
Flutter Entertainment PLC(Æ) 828 130
Kerry Group PLC Class A 912 71
Kingspan Group PLC 2,395 161
Smurfit Kappa Group PLC 7,312 239
1,876
Israel - 0.9%
Bank Hapoalim BM 39,221 280
Bank Leumi Le-Israel BM 43,642 281
Check Point Software Technologies,
Ltd.(Æ) 3,829 514
Elbit Systems, Ltd. 1,050 195
ICL Group, Ltd. 27,040 131
Israel Discount Bank, Ltd. Class A 46,648 205

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
136 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mizrahi Tefahot Bank, Ltd. 5,654 175
Nice, Ltd.(Æ) 1,724 266
Tower Semiconductor, Ltd.(Æ) 4,323 101
2,148
Italy - 1.9%
Amplifon SpA 1,732 49
Assicurazioni Generali SpA 18,985 378
Coca-Cola HBC AG - ADR(Æ) 10,270 267
Davide Campari-Milano NV 5,045 56
Enel SpA 54,747 348
Eni SpA - ADR 43,294 706
FinecoBank Banca Fineco SpA 13,886 164
Infrastrutture Wireless Italiane SpA(Þ) 5,703 62
Intesa Sanpaolo SpA 186,746 486
Mediobanca Banca di Credito
Finanziario SpA 7,164 86
Moncler SpA 5,240 273
Poste Italiane SpA(Þ) 13,149 130
Prysmian SpA 5,733 215
Recordati SpA 2,760 128
Snam Rete Gas SpA 52,212 240
Terna Rete Elettrica Nazionale SpA 21,960 168
UniCredit SpA 30,530 764
4,520
Japan - 20.3%
Advantest Corp. 13,900 359
Aeon Co., Ltd. 7,700 162
Aisin Corp. 3,700 129
Ajinomoto Co., Inc. 6,700 245
Asahi Glass Co., Ltd. 3,900 133
Asahi Group Holdings, Ltd. 7,900 285
Asahi Intecc Co., Ltd. 5,900 99
Astellas Pharma, Inc. 28,800 363
Bandai Namco Holdings, Inc. 15,400 320
BayCurrent Consulting, Inc. 6,800 171
Bridgestone Corp. 10,300 389
Brother Industries, Ltd. 11,000 172
Canon, Inc. 29,600 698
Capcom Co., Ltd. - GDR 8,600 275
Central Japan Railway Co. 4,000 90
Chiba Bank, Ltd. (The) 16,100 120
Chubu Electric Power Co., Inc. 24,300 295
Chugai Pharmaceutical Co., Ltd. 8,800 262
Concordia Financial Group, Ltd. 21,000 97
CyberAgent, Inc. 13,600 72
Dai Nippon Printing Co., Ltd. 4,300 112
Daifuku Co., Ltd. 6,000 101
Dai-ichi Life Holdings, Inc. 7,200 151
Daiichi Sankyo Co., Ltd. 18,800 483
Daikin Industries, Ltd. 2,100 302
Daito Trust Construction Co., Ltd. 3,200 344
Daiwa House Industry Co., Ltd. 12,400 341
Daiwa Securities Group, Inc. 18,900 109
Denso Corp. 7,200 107
Disco Corp. 1,900 334
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Japan Railway Co. 1,900 99
ENEOS Holdings, Inc. 62,800 231
FANUC Corp. 3,900 100
Fast Retailing Co., Ltd. 2,000 442
Fuji Electric Co., Ltd. 2,500 95
FUJIFILM Holdings Corp. 2,100 115
Fujitsu, Ltd. 1,800 233
Hakuhodo DY Holdings, Inc. 8,700 69
Hamamatsu Photonics KK 3,300 122
Hankyu Hanshin Holdings, Inc. 5,200 163
Hikari Tsushin, Inc. 400 58
Hirose Electric Co., Ltd. 200 23
Hitachi, Ltd. 9,200 585
Honda Motor Co., Ltd. 68,700 706
Hoya Corp. 5,200 500
Hulic Co., Ltd. 10,000 92
Ibiden Co., Ltd. 2,200 94
Idemitsu Kosan Co., Ltd. 6,000 136
Iida Group Holdings Co., Ltd. 4,300 67
Inpex Corp. 26,900 395
Isuzu Motors, Ltd. 21,200 235
ITOCHU Corp. 20,100 724
Japan Exchange Group, Inc. 18,700 367
Japan Post Bank Co., Ltd. Class A 29,400 272
Japan Post Holdings Co., Ltd. 38,800 343
Japan Post Insurance Co., Ltd. Class A 2,400 46
Japan Real Estate Investment Corp.(ö) 12 45
Japan Tobacco, Inc. 28,000 654
JFE Holdings, Inc. 13,400 187
Kajima Corp. 22,000 364
Kansai Electric Power Co., Inc. (The) 14,100 181
Kao Corp. 5,400 196
Kawasaki Kisen Kaisha, Ltd. 4,500 154
KDDI Corp. 12,300 367
Keisei Electric Railway Co., Ltd. 1,900 71
Keyence Corp. 1,800 697
Kikkoman Corp. 4,000 228
Kirin Holdings Co., Ltd. 9,200 129
Kobayashi Pharmaceutical Co., Ltd. 900 37
Koito Manufacturing Co., Ltd. 2,500 37
Komatsu, Ltd. 6,100 141
Konami Holdings Corp. 2,800 145
Kose Corp. 800 53
Kurita Water Industries, Ltd. 2,200 67
Kyocera Corp. 2,700 133
Kyowa Kirin Co., Ltd. 8,000 126
Lasertec Corp. 1,200 200
M3, Inc. 5,300 82
Marubeni Corp. 38,700 570
Matsumotokiyoshi Holdings Co., Ltd. 9,900 174
Mazda Motor Corp. 18,500 179
McDonald's Holdings Co. Japan, Ltd. 2,800 109
MEIJI Holdings Co., Ltd. 6,000 148
MISUMI Group, Inc. 11,700 175
Mitsubishi Chemical Holdings Corp. 25,300 143
Mitsubishi Corp. 17,700 824
Mitsubishi Electric Corp. 34,200 383

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Estate Co., Ltd. 8,500 109
Mitsubishi HC Capital, Inc. 26,800 176
Mitsubishi Heavy Industries, Ltd. 6,400 328
Mitsubishi UFJ Financial Group, Inc. 146,400 1,230
Mitsui & Co., Ltd. 22,200 816
Mitsui Chemicals, Inc. 3,800 95
Mitsui Fudosan Co., Ltd. 10,800 234
Mitsui OSK Lines, Ltd. 8,600 221
Mizuho Financial Group, Inc. 32,700 556
MonotaRO Co., Ltd. 13,000 104
MS&AD Insurance Group Holdings,
Inc. 8,200 299
Murata Manufacturing Co., Ltd. 10,500 174
NEC Corp. 9,100 439
Nexon Co., Ltd. 5,700 106
NGK Insulators, Ltd. 5,000 61
Nidec Corp. 1,400 51
Nintendo Co., Ltd. 8,900 368
Nippon Building Fund, Inc.(ö) 10 40
Nippon Paint Holdings Co., Ltd. 18,700 126
Nippon Shinyaku Co., Ltd. 1,200 49
Nippon Steel Corp. 19,000 409
Nippon Telegraph & Telephone Corp. 540,550 634
Nippon Yusen 15,200 369
Nissan Chemical Corp. 3,000 122
Nissan Motor Co., Ltd. 65,800 253
Nissin Foods Holdings Co., Ltd. 2,400 209
Nitori Holdings Co., Ltd. 1,800 196
Nitto Denko Corp. 3,100 201
Nomura Holdings, Inc. 33,600 130
Nomura Real Estate Holdings, Inc. 6,400 149
Nomura Research Institute, Ltd. 2,400 63
Obayashi Corp. 23,800 204
Obic Co., Ltd. 2,200 326
Oji Holdings Corp. 22,400 96
Olympus Corp. 11,800 158
Omron Corp. 1,500 54
Ono Pharmaceutical Co., Ltd. 8,200 142
Oriental Land Co., Ltd. 8,000 259
ORIX Corp. 20,000 363
Osaka Gas Co., Ltd. 2,400 45
Otsuka Corp. 2,700 108
Otsuka Holdings Co., Ltd. 10,100 340
Pan Pacific International Holdings
Corp. 11,900 233
Panasonic Holdings Corp. 27,200 238
Persol Holdings Co., Ltd. 78,000 117
Recruit Holdings Co., Ltd. 18,400 532
Renesas Electronics Corp.(Æ) 24,100 317
Resona Holdings, Inc. 53,900 289
Ricoh Co., Ltd. 19,600 159
SBI Holdings, Inc. 5,600 121
SCSK Corp. 3,300 57
Secom Co., Ltd. 3,300 229
Seiko Epson Corp. 13,500 187
Sekisui Chemical Co., Ltd. 10,300 141
Sekisui House, Ltd. 21,500 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seven & i Holdings Co., Ltd. 10,900 397
Shimadzu Corp. 4,000 94
Shimano, Inc. 1,100 159
Shimizu Corp. 20,800 148
Shin-Etsu Chemical Co., Ltd. 25,100 751
Shionogi & Co., Ltd. 2,800 130
Shiseido Co., Ltd. 1,200 38
Shizuoka Financial Group, Inc. 7,600 64
SoftBank Corp. 17,100 193
SoftBank Group Corp. 5,900 242
Sompo Japan Nipponkoa Holdings, Inc. 6,200 268
Sony Group Corp. 7,200 596
Square Enix Holdings Co., Ltd. 1,200 40
Start Today Co., Ltd. 4,000 76
Subaru Corp. 19,092 328
Sumco Corp. 10,500 136
Sumitomo Corp. 25,800 510
Sumitomo Electric Industries, Ltd. 22,600 236
Sumitomo Metal Mining Co., Ltd. 4,900 138
Sumitomo Mitsui Financial Group, Inc. 16,900 811
Sumitomo Mitsui Trust Holdings, Inc. 11,100 413
Suntory Beverage & Food, Ltd. 5,000 150
Suzuki Motor Corp. 6,800 264
Sysmex Corp. 3,200 156
T&D Holdings, Inc. 9,300 165
Taisei Corp. 7,021 237
Takeda Pharmaceutical Co., Ltd. 18,466 501
TDK Corp. 3,400 128
Terumo Corp. 11,800 322
TIS, Inc. 4,500 97
Tobu Railway Co., Ltd. 2,500 60
Toho Co., Ltd. 3,200 109
Tokio Marine Holdings, Inc. 22,700 506
Tokyo Electron, Ltd. 3,100 416
Tokyo Gas Co., Ltd. 13,600 303
Toppan Printing Co., Ltd. 4,000 92
Toray Industries, Inc. 41,400 203
Tosoh Corp. 8,300 101
TOTO, Ltd. 3,400 82
Toyota Industries Corp. 1,800 134
Toyota Motor Corp. 124,300 2,192
Toyota Tsusho Corp. 7,600 404
Trend Micro, Inc. 2,200 83
Unicharm Corp. 8,400 285
USS Co., Ltd. 7,700 135
West Japan Railway Co. 2,200 84
Yakult Honsha Co., Ltd. 11,000 259
Yamaha Motor Co., Ltd. 11,100 271
Yamatake Corp. 2,100 62
Yaskawa Electric Corp. 8,400 275
Yokogawa Electric Corp. 3,400 62
47,790
Jordan - 0.1%
Hikma Pharmaceuticals PLC 10,486 243

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
138 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxembourg - 0.2%
ArcelorMittal SA 12,202 269
Tenaris SA 8,678 137
406
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 12,000 67
Netherlands - 5.2%
ABN AMRO Bank NV(Þ) 7,996 107
Adyen NV(Æ)(Þ) 464 314
Aegon NV 31,445 153
Akzo Nobel NV 1,885 127
Argenx SE(Æ) 424 200
ASM International NV 950 393
ASML Holding NV 5,008 3,013
Euronext NV(Þ) 1,491 104
EXOR NV 1,662 143
Ferrari NV 1,666 504
Heineken Holding NV 4,471 341
Heineken NV 1,946 175
IMCD NV 691 83
ING Groep NV 30,295 388
Koninklijke Ahold Delhaize NV 31,238 925
Koninklijke KPN NV 52,703 177
Koninklijke Philips NV(Æ) 20,675 392
NN Group NV 1,598 51
OCI NV 2,888 67
Randstad NV 5,666 293
Shell PLC 102,200 3,285
Universal Music Group NV 11,852 289
Wolters Kluwer NV 5,741 738
12,262
New Zealand - 0.2%
Auckland International Airport, Ltd. 8,896 38
Fisher & Paykel Healthcare Corp., Ltd. 8,650 105
Mercury NZ, Ltd. 11,618 40
Spark New Zealand, Ltd. 78,590 228
Xero, Ltd.(Æ) 904 62
473
Norway - 0.8%
Aker BP ASA 7,547 217
DNB Bank ASA 13,164 237
Equinor ASA Class N 19,491 652
Gjensidige Forsikring ASA 10,203 153
Kongsberg Gruppen ASA 1,645 67
Mowi ASA 9,474 154
Norsk Hydro ASA 30,048 171
Orkla ASA 8,180 57
Salmar ASA Class A 2,270 108
Telenor ASA 13,794 141
1,957
Portugal - 0.3%
Energias de Portugal SA 55,688 235
Galp Energia SGPS SA Class B 9,340 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jeronimo Martins SGPS SA 14,999 349
725
Singapore - 1.5%
CapitaLand Ascendas REIT(ö) 25,700 49
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 73,428 95
Capitaland Investment, Ltd. 43,500 94
DBS Group Holdings, Ltd. 29,797 716
Genting Singapore, Ltd. 74,500 47
Jardine Cycle & Carriage, Ltd. 2,400 49
Keppel Corp., Ltd. - ADR 41,800 190
Keppel REIT(Æ)(ö) 8,360 5
Oversea-Chinese Banking Corp., Ltd. 68,079 631
SEA, Ltd. - ADR(Æ) 3,784 158
Sembcorp Marine, Ltd.(Æ) 1,166,095 96
Singapore Airlines, Ltd. 18,400 82
Singapore Exchange, Ltd. 10,800 75
Singapore Technologies Engineering,
Ltd. 36,000 99
Singapore Telecommunications, Ltd. 85,100 148
STMicroelectronics NV 9,479 363
United Overseas Bank, Ltd. 23,600 466
UOL Group, Ltd. 17,900 77
Venture Corp., Ltd. 5,300 45
3,485
South Africa - 0.2%
Anglo American PLC 17,649 451
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 32
Spain - 2.0%
Acciona SA 623 79
ACS Actividades de Construccion y
Servicios SA 8,624 312
Aena SME SA(Þ) 311 45
Amadeus IT Group SA Class A 1,224 70
Banco Bilbao Vizcaya Argentaria SA
- ADR 82,540 648
Banco Santander SA - ADR 164,939 607
CaixaBank SA 52,536 213
Cellnex Telecom SA(Þ) 2,824 83
Enagas SA 8,042 135
Endesa SA - ADR 3,733 70
Grifols SA(Æ) 3,956 45
Iberdrola SA 67,763 755
Industria de Diseno Textil SA 15,774 545
Redeia Corp. SA 8,398 131
Repsol SA - ADR 43,226 631
Telefonica SA - ADR 84,069 324
4,693
Sweden - 2.6%
Alfa Laval AB 1,365 44
Assa Abloy AB Class B 18,333 391
Atlas Copco AB Class A 51,369 665

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boliden AB(Æ) 10,340 266
Embracer Group AB(Æ) 6,568 11
Epiroc AB Class A 16,133 266
Equities AB 9,132 167
Essity Aktiebolag Class B 5,708 130
Evolution AB(Þ) 3,266 291
Getinge AB Class B 3,510 63
Hennes & Mauritz AB Class B 10,514 141
Hexagon AB Class B 32,958 269
Husqvarna AB Class B 4,731 31
Industrivarden AB Class C 3,242 84
Indutrade AB 9,894 176
Investor AB Class B 19,224 353
Kinnevik AB Class B(Æ) 3,245 28
L E Lundbergforetagen AB Class B 1,904 78
Lifco AB Class B 2,732 50
Nibe Industrier AB Class B 24,934 144
Sandvik AB 4,827 82
Securitas AB Class B 16,109 129
Skandinaviska Enskilda Banken AB
Class A 31,510 351
Skanska AB Class B 7,047 106
SKF AB Class B 7,680 124
Svenska Handelsbanken AB Class A 23,234 198
Swedbank AB Class A 18,927 311
Swedish Orphan Biovitrum AB Class
B(Æ) 6,778 139
Tele2 AB Class B 4,537 32
Telefonaktiebolaget LM Ericsson Class
B 109,635 493
Volvo AB Class B 20,070 398
Volvo Car AB Class B(Æ) 26,961 93
6,104
Switzerland - 4.2%
ABB, Ltd. 9,151 308
Adecco Group AG 5,029 190
Alcon, Inc. 2,257 162
Bachem Holding AG 760 55
Baloise Holding AG 1,270 182
Barry Callebaut AG 52 79
Chocoladefabriken Lindt & Spruengli
AG 12 231
Cie Financiere Richemont SA Class A 2,835 335
EMS-Chemie Holding AG 171 117
Geberit AG 715 333
Givaudan SA 47 156
Julius Baer Group, Ltd. 1,735 103
Kuehne & Nagel International AG 874 236
Logitech International SA 3,062 240
Lonza Group AG 975 342
Novartis AG 28,539 2,664
Partners Group Holding AG 80 85
Sandoz Group AG(Æ) 5,670 147
Schindler Holding AG 1,682 338
SGS SA 2,750 224
Sika AG 1,217 290
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonova Holding AG 662 157
Straumann Holding AG 1,777 212
Swatch Group AG (The) Class B 1,386 355
Swiss Life Holding AG 543 349
Swiss Prime Site AG Class A 1,141 106
Swisscom AG 579 347
Temenos AG 686 49
UBS Group AG 21,381 499
VAT Group AG(Þ) 574 203
Zurich Insurance Group AG 1,848 876
9,970
United Kingdom - 9.7%
3i Group PLC 33,589 793
Ashtead Group PLC 6,978 400
Associated British Foods PLC 2,124 52
AstraZeneca PLC 22,647 2,831
Auto Trader Group PLC(Þ) 43,011 326
Aviva PLC 58,149 282
BAE Systems PLC 45,252 608
Barclays PLC 129,110 206
Barratt Developments PLC 30,464 154
Berkeley Group Holdings PLC 5,153 254
BP PLC 219,389 1,339
British American Tobacco PLC 19,633 586
BT Group PLC 170,310 234
Bunzl PLC 7,962 285
Burberry Group PLC 8,998 185
Centrica PLC 57,607 110
CK Hutchison Holdings, Ltd. Class B 62,758 316
CNH Industrial NV 12,961 144
Coca-Cola Europacific Partners PLC 1,756 103
Compass Group PLC 34,919 881
Croda International PLC 3,922 209
DCC PLC 2,824 157
Diageo PLC 20,256 768
GVC Holdings PLC 7,130 81
Halma PLC 9,652 217
Hargreaves Lansdown PLC 16,120 139
HSBC Holdings PLC 304,654 2,195
Imperial Tobacco Group PLC 16,819 359
Informa PLC 27,852 242
InterContinental Hotels Group PLC 3,186 226
Intertek Group PLC 2,136 100
J Sainsbury PLC 57,295 179
JD Sports Fashion PLC 39,145 61
Kingfisher PLC 85,561 219
Legal & General Group PLC 57,956 149
Lloyds Banking Group PLC 729,078 355
London Stock Exchange Group PLC 6,197 623
National Grid PLC 27,604 328
NatWest Group PLC 121,902 265
Pearson PLC 26,132 303
Persimmon PLC Class A 10,217 127
Reckitt Benckiser Group PLC 4,851 325
RELX PLC 27,992 979
Rentokil Initial PLC 9,523 49

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
140 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rolls-Royce Holdings PLC(Æ) 52,207 137
Sage Group PLC (The) 26,158 309
Schroders PLC 12,682 57
Scottish & Southern Energy PLC 7,966 159
Severn Trent PLC Class H 3,859 125
Smith & Nephew PLC 24,225 270
Spirax-Sarco Engineering PLC 1,700 170
St. James's Place PLC 7,897 62
Standard Chartered PLC 36,682 284
Taylor Wimpey PLC 108,428 147
Tesco PLC 178,024 585
Unilever PLC 24,445 1,158
United Utilities Group PLC 12,171 158
Vodafone Group PLC 350,722 324
Wausau Paper Corp. 9,441 81
Whitbread PLC 3,058 124
22,894
United States - 5.8%
CSL, Ltd. 5,017 743
Experian PLC 15,272 465
Ferrovial SA 2,653 80
GSK Finance No. 3 PLC 57,116 1,016
Haleon PLC 99,007 396
Holcim AG(Æ) 9,910 614
James Hardie Industries PLC(Æ) 5,825 145
Monday.com, Ltd.(Æ) 273 35
Nestle SA 34,412 3,712
Newmont Corp.(Æ) 4,650 178
Qiagen NV(Æ) 2,457 91
Roche Holding AG 9,620 2,489
Sanofi - ADR 18,120 1,654
Schneider Electric SE 5,248 807
Stellantis NV 43,180 807
Swiss Re AG 4,607 503
13,735
Zambia - 0.0%
First Quantum Minerals, Ltd. 7,631 88
Total Common Stocks
(cost $190,075) 221,752
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG(Þ)
1.102% (Ÿ) 759 66
Henkel AG & Co. KGaA
2.564% (Ÿ) 4,793 345
Porsche Automobil Holding SE
5.618% (Ÿ) 4,282 191
Sartorius AG
0.542% (Ÿ) 261 65
Volkswagen AG
25.865% (Ÿ) 2,808 297
964
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $1,125) 964
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 10,298,314 (∞) 10,295
Total Short-Term Investments
(cost $10,295) 10,295
Total Investments - 98.8%
(identified cost $201,495) 233,011
Other Assets and Liabilities,
Net - 1.2%
2,861
Net Assets - 100.0%
235,872

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 141
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 06/06/22 EUR 7,996 11.68 93
107
Adyen NV 12/20/19 EUR 464 1,689.60 784
314
Aena SME SA 06/16/23 EUR 311 163.36 51
45
Amundi SA 01/10/17 EUR 1,175 52.76 62
62
Auto Trader Group PLC 12/11/20 GBP 43,011 8.40 361
326
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2.22 45
38
Cellnex Telecom SA 10/21/22 EUR 2,824 28.53 81
83
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
32
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126.12 96
66
Euronext NV 06/06/22 EUR 1,491 73.35 109
104
Evolution AB 11/24/20 SEK 3,266 105.46 344
291
Hydro One, Ltd. 06/16/23 CAD 1,692 28.08 48
44
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8.25 47
62
La Francaise des Jeux SAEM 06/14/21 EUR 4,169 42.11 176
135
Nuvei Corp. 10/21/22 CAD 1,664 27.60 46
23
Poste Italiane SpA 04/06/17 EUR 13,149 6.63 87
130
Scout24 SE 10/21/22 EUR 1,728 52.46 91
106
Siemens Healthineers AG 04/14/20 EUR 4,320 48.13 208
211
VAT Group AG 02/04/22 CHF 574 369.42 212
203
WH Group, Ltd. 04/30/19 HKD 396,789 0.87 345
237
Worldline SA 03/11/22 EUR 1,419 44.60 63
18
Zalando SE 06/16/23 EUR 2,035 29.12 59 47
2,684
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 164 EUR 6,675 12/23
(209)
FTSE 100 Index Futures 23 GBP 1,685 12/23
(72)
MSCI Emerging Markets Index Futures 55 USD 2,528 12/23
(190)
S&P/TSX 60 Index Futures 6 CAD 1,362 12/23
(11)
SPI 200 Index Futures 7 AUD 1,187 12/23 (52)
Short Positions
Hang Seng Index Futures 9 HKD 7,715 11/23
(2)
MSCI Singapore Index Futures 32 SGD 870 11/23
5
S&P 500 E-Mini Index Futures 2 USD 421 12/23
30
TOPIX Index Futures 1 JPY 22,540 12/23 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (497)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 1,360 USD 1,003 12/20/23 21
Bank of America JPY 334,600 USD 2,275 12/20/23 50
Bank of New York USD 128 AUD 199 12/20/23 (2)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
142 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 227 CAD 308 12/20/23 (5)
Bank of New York USD 1,546 EUR 1,434 12/20/23 (25)
Bank of New York USD 138 GBP 110 12/20/23 (4)
Bank of New York USD 59 HKD 463 12/20/23 —
Bank of New York USD 1,238 JPY 179,908 12/20/23 (42)
Bank of New York USD 39 NZD 67 12/20/23 (1)
Bank of New York CHF 827 USD 935 12/20/23 21
Bank of New York NOK 3,207 USD 300 12/20/23 13
Bank of New York SEK 1,465 USD 132 12/20/23 1
HSBC USD 128 AUD 199 12/20/23 (2)
HSBC USD 227 CAD 308 12/20/23 (5)
HSBC USD 1,547 EUR 1,434 12/20/23 (26)
HSBC USD 138 GBP 110 12/20/23 (4)
HSBC USD 59 HKD 463 12/20/23 —
HSBC USD 1,239 JPY 179,908 12/20/23 (42)
HSBC USD 39 NZD 67 12/20/23 (1)
HSBC CHF 827 USD 936 12/20/23 22
HSBC NOK 3,207 USD 301 12/20/23 13
HSBC SEK 1,465 USD 132 12/20/23 1
Royal Bank of Canada USD 128 AUD 199 12/20/23 (2)
Royal Bank of Canada USD 227 CAD 308 12/20/23 (5)
Royal Bank of Canada USD 1,259 CAD 1,700 12/20/23 (32)
Royal Bank of Canada USD 1,547 EUR 1,434 12/20/23 (26)
Royal Bank of Canada USD 2,676 EUR 2,500 12/20/23 (25)
Royal Bank of Canada USD 138 GBP 110 12/20/23 (4)
Royal Bank of Canada USD 2,600 GBP 2,100 12/20/23 (46)
Royal Bank of Canada USD 59 HKD 463 12/20/23 —
Royal Bank of Canada USD 1,240 JPY 179,908 12/20/23 (43)
Royal Bank of Canada USD 1,345 JPY 196,000 12/20/23 (42)
Royal Bank of Canada USD 39 NZD 67 12/20/23 (1)
Royal Bank of Canada CHF 827 USD 936 12/20/23 22
Royal Bank of Canada NOK 3,207 USD 301 12/20/23 13
Royal Bank of Canada SEK 1,465 USD 132 12/20/23 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (207)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 13,145 $ —
$ —
$ 13,145 5 .6

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Austria — 696 —
—
696 0 .3
Belgium — 1,119 —
—
1,119 0 .5
Brazil 130 192 —
—
322 0 .1
Burkina Faso — 54 —
—
54 —
*
Canada 23,054 — —
—
23,054 9 .8
Chile 220 85 —
—
305 0 .1
China — 779 —
—
779 0 .3
Denmark — 6,946 —
—
6,946 3 .0
Finland 16 2,133 —
—
2,149 0 .9
France — 20,223 —
—
20,223 8 .6
Germany — 14,642 —
—
14,642 6 .2
Hong Kong 60 4,315 24
—
4,399 1 .9
Ireland 774 1,102 —
—
1,876 0 .8
Israel 514 1,634 —
—
2,148 0 .9
Italy — 4,520 —
—
4,520 1 .9
Japan — 47,790 —
—
47,790 20 .3
Jordan — 243 —
—
243 0 .1
Luxembourg — 406 —
—
406 0 .2
Macao — 67 —
—
67 —
*
Netherlands — 12,262 —
—
12,262 5 .2
New Zealand — 473 —
—
473 0 .2
Norway — 1,957 —
—
1,957 0 .8
Portugal — 725 —
—
725 0 .3
Singapore 158 3,327 —
—
3,485 1 .5
South Africa — 451 —
—
451 0 .2
South Korea — 32 —
—
32 —
*
Spain — 4,693 —
—
4,693 2 .0
Sweden — 6,104 —
—
6,104 2 .6
Switzerland 147 9,823 —
—
9,970 4 .2
United Kingdom 103 22,791 —
—
22,894 9 .7
United States 213 13,522 —
—
13,735 5 .8
Zambia 88 — —
—
88 —
*
Preferred Stocks — 964 — — 964 0 .4
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 10,295 10,295 4 .4
Total Investments 25,477 197,215 24 10,295 233,011 98 .8
Other Assets and Liabilities, Net
1 .2
100 .0

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
144 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 39 — — — 39 —
*
Foreign Currency Exchange Contracts — 178 — — 178 0.1
A
Liabilities
Futures Contracts (536) — — — (536) (0 .2)
Foreign Currency Exchange Contracts — (385) — — (385) (0 .2)
Total Other Financial Instruments
**
$ (497) $ (207) $ — $ — $ (704)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
29,840
Consumer Staples ...............................................................................
16,322
Energy ................................................................................................
14,751
Financial Services ..............................................................................
51,884
Health Care ........................................................................................
26,018
Materials and Processing ...................................................................
21,472
Producer Durables ..............................................................................
29,885
Technology .........................................................................................
18,708
Utilities ...............................................................................................
12,872
Preferred Stocks
Consumer Discretionary ....................................................................
554
Consumer Staples ...............................................................................
345
Producer Durables ..............................................................................
65
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
10,295
Total Investments ............................................................................... 233,011

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 145
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 178
Variation margin on futures contracts* 39 —
Total
$ 39 $ 178
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 536 $ —
Unrealized depreciation on foreign currency exchange contracts — 385
Total
$ 536 $ 385
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,646 $ —
Foreign currency exchange contracts — (11)
Total
$ 1,646 $ (11)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (578) $ —
Foreign currency exchange contracts — (11)
Total
$ (578) $ (11)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
146 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 178 $ — $ 178
Total Financial and Derivative Assets
178 — 178
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 178 $ — $ 178
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received Net Amount
Bank of America
$ 72 $ — $ — $ 72
Bank of New York
34 34 — —
HSBC
36 36 — —
Royal Bank of Canada
36 36 — —
Total
$ 178 $ 106 $ — $ 72

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 147
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 385 $ — $ 385
Total Financial and Derivative Liabilities
385 — 385
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 385 $ — $ 385
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged Net Amount
Bank of New York $ 79 $ 34 $ — $ 45
HSBC 80 36 — 44
Royal Bank of Canada 226 36 — 190
Total
$ 385 $ 106 $ — $ 279
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
148 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 201,495
Investments, at fair value(>) ........................................................................................................................................................
233,011
Foreign currency holdings(^) ....................................................................................................................................................... 42 1
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 178
Receivables:
Dividends and interest ...................................................................................................................................................... 574
Dividends from affiliated funds ....................................................................................................................................... 53
Investments sold ............................................................................................................................................................... 176
Fund shares sold ............................................................................................................................................................... 126
Foreign capital gains taxes recoverable ........................................................................................................................... 1,266
From broker (a) ................................................................................................................................................................. 1,49 5
Total assets ...............................................................................................................................................................
237,300
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 181
Fund shares redeemed ...................................................................................................................................................... 161
Accrued fees to affiliates .................................................................................................................................................. 81
Other accrued expenses .................................................................................................................................................... 124
Variation margin on futures contracts .............................................................................................................................. 496
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 385
Total liabilities ...........................................................................................................................................................
1,428
Net Assets ...............................................................................................................................................................
$ 235,872

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 149
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (29,92 4 )
Shares of beneficial interest .........................................................................................................................................................
260
Additional paid-in capital ............................................................................................................................................................
265,5 36
Net Assets ...............................................................................................................................................................
$ 235,872
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.09
Class M — Net assets .......................................................................................................................................................... $ 14,235,831
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 1,565,725
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 9.24
Class R6 — Net assets ......................................................................................................................................................... $ 54,699
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 5,920
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.08
Class S — Net assets ............................................................................................................................................................ $ 65,100,775
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,172,695
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.09
Class Y — Net assets ........................................................................................................................................................... $ 156,480,371
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 17,223,794
Amounts in thousands
(^)     Foreign currency holdings - cost $ 474
(>)     Investments in affiliates, U.S. Cash Management Fund $ 10,295
(a)     Receivable from Broker for Futures $ 1,495
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
150 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8 , 700
Dividends from affiliated funds ....................................................................................................................................... 432
Interest .............................................................................................................................................................................. 11
Securities lending income (net) ....................................................................................................................................... 41
Less foreign taxes withheld ............................................................................................................................................. (1,097)
Total investment income ..............................................................................................................................................................
8,087
Expenses
Advisory fees ................................................................................................................................................................... 1,153
Administrative fees .......................................................................................................................................................... 124
Custodian fees .................................................................................................................................................................. 160
Transfer agent fees - Class M .......................................................................................................................................... 29
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 142
Transfer agent fees - Class Y ........................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 82
Registration fees ............................................................................................................................................................... 73
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 31
Expenses before reductions .............................................................................................................................................. 1,829
Expense reductions .......................................................................................................................................................... (538)
Net expenses ................................................................................................................................................................................
1,291
Net investment income (loss) .......................................................................................................................................................
6,796
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (700)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,646
Foreign currency exchange contracts ............................................................................................................................... (11)
Foreign currency-related transactions .............................................................................................................................. 10
Net realized gain (loss) ................................................................................................................................................................
946
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 23,658
Futures contracts .............................................................................................................................................................. (578)
Foreign currency exchange contracts ............................................................................................................................... (11)
Foreign currency-related transactions .............................................................................................................................. 122
Net change in unrealized appreciation (depreciation) ................................................................................................................. 23,191
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,137
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 30,933
*      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 151
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,796 $ 8,917
Net realized gain (loss) ....................................................................................................................... 946 (1,325)
Net change in unrealized appreciation (depreciation) ........................................................................ 23,191 (78,818)
Net increase (decrease) in net assets from operations .............................................................................. 30,933 (71,226)
Distributions
To shareholders
Class M ......................................................................................................................................... (284) (1,302)
Class R6 ........................................................................................................................................ (1) (3)
Class S .......................................................................................................................................... (1,393) (5,853)
Class Y .......................................................................................................................................... (3,793) (13,857)
Net decrease in net assets from distributions ............................................................................................ (5,471) (21,015)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (30,667) (18,438)
Total Net Increase (Decrease) in Net Assets ........................................................................
(5,205) (110,679)
Net Assets
Beginning of period .................................................................................................................................. 241,077 351,756
End of period .............................................................................................................................................
$ 235,872 $ 241,077

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
152 Multifactor International Equity Fund
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 330 $ 3,122 878 $ 8,411
Proceeds from reinvestment of distributions 32 284 129 1,302
Payments for shares redeemed (290) (2,740) (1,415) (12,159)
Net increase (decrease)
72 666 (408) (2,446)
Class R6
Proceeds from shares sold —
**
3 1 4
Proceeds from reinvestment of distributions —
**
1 —
**
3
Payments for shares redeemed ( — )
**
( — )
** *
( — )
**
( — )
***
Net increase (decrease)
—
**
4 1 7
Class S
Proceeds from shares sold 900 8,403 2,117 20,437
Proceeds from reinvestment of distributions 159 1,393 578 5,853
Payments for shares redeemed (1,810) (16,837) (3,861) (34,995)
Net increase (decrease)
(751) (7,041) (1,166) (8,705)
Class Y
Proceeds from shares sold 3,579 34,035 2,889 26,627
Proceeds from reinvestment of distributions 432 3,793 1,371 13,857
Payments for shares redeemed (6,674) (62,124) (5,078) (47,778)
Net increase (decrease)
(2,663) (24,296) (818) (7,294)
Total increase (decrease)
(3,342) $ (30,667) (2,391) $ (18,438)
***   Less than $500.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
154 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
October 31, 2023 8.23 .25 .80 1.05 (.19) (.19)
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
Class R6
October 31, 2023 8.36 .26 .82 1.08 (.20) (.20)
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
Class S
October 31, 2023 8.22 .24 . 80 1.04 (.18) (.18)
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
Class Y
October 31, 2023 8.23 .25 .8 1 1.06 (.20) (.20)
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 155
$
Net Asset Value,
End of
Period
%
Total
Return
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
9.09 12.87 14,236 .84 .49 2.70 16
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.24 12.96 55 .69 .47 2.72 16
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.08 12.70 65,101 .84 .64 2.54 16
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.09 12. 95 156,480 .6 5 .4 5 2.70 16
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .45 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
156 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 57,295
Administrative fees 10,168
Transfer agent fees 12,612
Trustee fees 1,421
$ 81,496
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,638 $ 75,391 $ 77,735 $ 1 $ — $ 10,295 $ 432 $ —
U.S. Cash Collateral Fund 1,632 19,520 21,152 — — — 58 —
$ 14,270 $ 94,911 $ 98,887 $ 1 $ — $ 10,295 $ 490 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 209,452,733 $ 35,643,354 $ (11,932,734) $ 23,710,620 $ 7,315,317 $ (60,623,742)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 5,471,366 $ — $ — $ 21,015,409 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
158 International Developed Markets Fund
International Developed Markets Fund - Class A
‡
Total
Return
1 Year 6 .21%
5 Years 1 .99%§
10 Years 2 .01%§
International Developed Markets Fund - Class C
Total
Return
1 Year 11 .81%
5 Years 2 .42%§
10 Years 1 .84%§
International Developed Markets Fund - Class M
‡‡
Total
Return
1 Year 13 .12%
5 Years 3 .60%§
10 Years 2 .96%§
International Developed Markets Fund - Class S
Total
Return
1 Year 12 .99%
5 Years 3 .50%§
10 Years 2 .89%§
International Developed Markets Fund - Class Y
Total
Return
1 Year 13 .16%
5 Years 3 .66%§
10 Years 3 .07%§
MSCI World ex USA Index (Net)
**
Total
Return
1 Year 12.56%
5 Years 4.26%§
10 Years 3.05%§
International Develop ed Markets Linked Benchmark
***
Total
Return
1 Year 12.56%
5 Years 4.26%§
10 Years 3.17%§

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
International Developed Markets Fund 159
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 12.68%, 11.81%, 13.12%, 12.99% and 13.16%,
respectively. This is compared to the Fund’s benchmark, the
MSCI World ex USA Index (Net), which gained 12.56% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers
to have investment strategies similar to those of the Fund,
gained 13.17%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, Japan was the best performing region in an up market, while Asia-Pacific ex-Japan underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, all sectors were positive with the top performers being the information technology and consumer
discretionary sectors. Real estate and health care were the
weakest performing sectors.
From a factor perspective, the value factor had the strongest performance, while small capitalization size and growth factor were the main detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tilt towards value was rewarded, while a tilt towards smaller capitalization companies detracted. Sector allocation contributed positively to performance, with underweights
to health care and real estate being the key contributors. The
Fund’s regional allocation produced flat performance, with
an underweight to Asia-Pacific ex-Japan as a tailwind and an overweight to emerging markets as a headwind. Stock selection was ineffective over the fiscal year, particularly with respect to selection within information technology and industrials.
With respect to certain of the Fund’s money managers,
Wellington Management Company LLP’s (“Wellington”)
International Contrarian Value ex Small Cap strategy contributed positively to performance. Wellington’s tilt towards value and lower quality was rewarded. Sector positioning was flat. An
underweight to information technology and an overweight
to energy detracted, while an overweight to financials and an underweight to health care contributed. Regional allocations detracted from performance, with an exposure to emerging
markets being the main detractor. Stock selection contributed positively to performance, particularly within financials and energy.
Intermede Investment Partners Limited and Intermede Global
Partners Inc. ’s growth strategy detracted from performance.
An overweight to information technology and an underweight
to health care were rewarded, while stock selection within
industrials and information technology detracted. Regional
positioning detracted from performance, mainly driven by
overweight exposures to emerging markets and the United
States. Stock selection within these regions was effective and partially offset the negative allocation impact.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value and quality exposure while moderating volatility exposure and expressing RIM’s total preferred
positioning across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views. The positioning strategy outperformed the Fund’s benchmark for the fiscal year as the strategy’s overweight to value and lower volatility were tailwinds.

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
160 International Developed Markets Fund
In addition, RIM utilized equity index futures and currency
forward contracts to seek to position the portfolio to meet
RIM’s overall preferred positioning with respect to country
and currency exposures. This strategy contributed negatively to performance during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as expected.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Intermede Investment Partners Limited
and Intermede Global Partners Inc. Growth
Pzena Investment Management LLC Value
Money Managers as of October 31,
2023 Styles
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2013.
** MSCI World ex USA Index (Net) is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the
Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
International Developed Markets Fund 161
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 3 1, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 917.20 $ 1,019.06
Expenses Paid During Period* $ 5.90 $ 6.21
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 913.50 $ 1,015.27
Expenses Paid During Period* $ 9.50 $ 10.01
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 919.00 $ 1,021.02
Expenses Paid During Period* $ 4.01 $ 4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
162 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 918.50 $ 1,020.52
Expenses Paid During Period* $ 4.50 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 919.10 $ 1,021.32
Expenses Paid During Period* $ 3.72 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.2%
Australia - 2.0%
Aristocrat Leisure, Ltd. 12,889 320
ASX, Ltd. - ADR 10,573 378
BHP Group, Ltd. - ADR 158,388 4,522
Brambles, Ltd. 47,970 402
Coles Group, Ltd. 40,003 388
Commonwealth Bank of Australia
- ADR 11,729 720
Fortescue Metals Group, Ltd. 21,108 300
Glencore PLC 410,057 2,166
Independence Group NL 34,809 213
Insurance Australia Group, Ltd. 332,656 1,206
Medibank Pvt, Ltd. 142,841 312
Northern Star Resources, Ltd. 43,368 321
QBE Insurance Group, Ltd. 149,249 1,484
Rio Tinto PLC 48,134 3,068
Rio Tinto, Ltd. - ADR 4,514 338
Sonic Healthcare, Ltd. 14,246 261
Telstra Group, Ltd. 714,817 1,736
Wesfarmers, Ltd. 9,437 305
Woodside Energy Group, Ltd. 129,466 2,813
21,253
Austria - 0.7%
ams AG(Æ)(Ñ) 90,811 323
Erste Group Bank AG 125,096 4,471
Mondi PLC 158,320 2,558
7,352
Belgium - 0.3%
Ageas SA 36,106 1,387
Proximus SA 100,686 832
UCB SA 18,598 1,363
3,582
Brazil - 1.0%
Ambev SA(Æ) 1,128,023 2,877
Atacadao SA 444,054 790
Banco Bradesco SA - ADR 673,225 1,878
Banco do Brasil SA 127,347 1,221
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 89,868 1,041
Telefonica Brasil SA 183,300 1,645
Ultrapar Participacoes SA 199,400 809
Yara International ASA 6,887 224
10,485
Burkina Faso - 0.1%
Endeavour Mining PLC 29,012 594
Canada - 5.1%
Alimentation Couche-Tard, Inc. 8,101 441
ARC Resources, Ltd. 58,272 938
Bank of Montreal 3,554 269
Bank of Nova Scotia (The) 8,310 336
Barrick Gold Corp. 100,444 1,604
CAE, Inc.(Æ) 251,141 5,245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce 10,368 366
Canadian National Railway Co. 59,206 6,265
Canadian Natural Resources, Ltd. 11,318 719
Canadian Pacific Kansas City, Ltd. 4,351 309
CCL Industries, Inc. Class B 7,097 278
Cenovus Energy, Inc. 26,411 503
CGI Group, Inc.(Æ) 4,703 454
Constellation Software, Inc. 284 569
Dollarama, Inc. 30,641 2,092
Enbridge, Inc. 16,824 539
Fairfax Financial Holdings, Ltd. 434 361
Great-West Lifeco, Inc. 47,990 1,330
iA Financial Corp., Inc. 17,486 1,017
Imperial Oil, Ltd. 7,348 419
Intact Financial Corp. 3,497 491
Loblaw Cos., Ltd. 4,003 327
Magna International, Inc. Class A 67,533 3,245
Manulife Financial Corp. 169,757 2,955
Metro, Inc. Class A 3,785 192
National Bank of Canada 34,565 2,149
Nutrien, Ltd. 8,837 475
Royal Bank of Canada - GDR(Ñ) 48,154 3,846
Saputo, Inc. - ADR 14,306 289
Shopify, Inc. Class A(Æ) 42,325 1,997
Stantec, Inc. 41,248 2,524
Sun Life Financial, Inc. 63,863 2,917
Suncor Energy, Inc. 19,831 642
Teck Resources, Ltd. Class B 8,019 283
TELUS Corp. 15,716 253
TFI International, Inc. 3,658 405
Thomson Reuters Corp. 1,509 181
Toronto-Dominion Bank (The) 66,260 3,701
Tourmaline Oil Corp. 53,327 2,820
West Fraser Timber Co., Ltd. 3,834 259
54,005
Chile - 0.1%
Lundin Mining Corp. 101,019 631
China - 2.2%
Alibaba Group Holding, Ltd.(Æ) 393,900 4,058
Anta Sports Products, Ltd. 191,200 2,153
Baidu, Inc. Class A(Æ) 6,600 86
BOC Hong Kong Holdings, Ltd. 104,500 277
BYD Co., Ltd. Class H 84,500 2,571
China Merchants Bank Co., Ltd. Class
H 228,000 865
China Overseas Land & Investment,
Ltd. 704,000 1,329
Dongfeng Motor Group Co., Ltd. Class
H 1,398,000 617
H World Group, Ltd. - ADR(Æ) 44,862 1,689
Haier Smart Home Co., Ltd. Class H 348,400 988
Tencent Holdings, Ltd. 237,488 8,798
Wilmar International, Ltd. 99,700 260
23,691

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
164 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 2.0%
AP Moller - Maersk A/S Class B 194 323
Chr Hansen Holding A/S 3,896 265
Coloplast A/S Class B 2,637 275
Danske Bank A/S 104,450 2,448
Genmab A/S(Æ) 1,121 318
Novo Nordisk A/S Class B 155,260 14,973
Novozymes A/S Class B 4,653 209
Tryg A/S 11,848 231
Vestas Wind Systems A/S(Æ) 78,533 1,697
20,739
Finland - 1.3%
Elisa OYJ 27,423 1,164
Kone OYJ Class B 7,753 336
Mandatum OYJ(Æ) 62,238 241
Neste OYJ 26,935 904
Nokia OYJ 1,377,446 4,596
Nordea Bank Abp 29,954 315
Orion OYJ Class B 17,114 682
Sampo OYJ Class A 62,238 2,456
UPM-Kymmene OYJ 80,042 2,693
Wartsila OYJ Abp Class B 43,434 517
13,904
France - 8.6%
Accor SA 190,936 6,095
Air Liquide SA Class A 5,150 883
Airbus Group SE 27,335 3,656
Amundi SA(Þ) 53,317 2,790
AXA SA 104,193 3,092
BNP Paribas SA 38,954 2,239
Bouygues SA - ADR 36,161 1,275
Bureau Veritas SA 151,907 3,461
Capgemini SE 13,035 2,310
Carrefour SA 88,245 1,549
Cie de Saint-Gobain SA 40,472 2,211
Danone SA 20,037 1,194
Dassault Aviation SA 14,659 2,916
Dassault Systemes SE 7,043 290
Edenred SE 7,045 376
Eiffage SA 3,301 300
Engie SA 195,259 3,110
EssilorLuxottica SA 2,227 403
Eurazeo SE 14,571 822
Hermes International 287 538
Kering 937 379
La Francaise des Jeux SAEM(Þ) 2,415 78
Legrand SA - ADR 3,814 329
L'Oreal SA 12,510 5,247
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,988 10,011
Michelin (CGDE) 213,180 6,329
Orange SA - ADR 213,774 2,515
Renault SA 34,326 1,206
Rexel SA Class H 292,926 5,978
Sartorius Stedim Biotech 24,043 4,520
Societe Generale SA 77,849 1,750
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance - GDR 21,950 2,514
Thales SA 11,811 1,741
Total SE 104,303 6,986
Valeo SA 75,691 999
Vinci SA 6,378 705
90,797
Germany - 5.4%
adidas AG 10,766 1,904
Allianz SE 5,785 1,352
BASF SE 145,025 6,681
Bayer AG 53,438 2,297
Beiersdorf AG 4,001 525
Brenntag SE 4,885 362
Ceconomy AG(Æ) 123,169 234
Continental AG 15,756 1,023
Covestro AG(Æ)(Þ) 75,536 3,813
Daimler Truck Holding AG 204,501 6,409
Deutsche Boerse AG 34,865 5,727
Deutsche Post AG 8,928 347
Deutsche Telekom AG 44,025 954
E.ON SE 30,786 365
Evonik Industries AG 181,113 3,327
Fresenius Medical Care AG & Co.
KGaA 83,289 2,765
Fresenius SE & Co. KGaA 64,997 1,666
GEA Group AG 23,379 797
Hannover Rueck SE 10,813 2,381
Heidelberg Materials AG 37,168 2,693
Infineon Technologies AG - ADR 76,194 2,214
Mercedes-Benz Group AG 15,961 936
Merck KGaA 1,953 294
Muenchener Rueckversicherungs-
Gesellschaft AG 7,777 3,114
Rheinmetall AG 3,775 1,080
SAP SE - ADR 11,923 1,598
Siemens AG 10,254 1,356
Symrise AG 3,707 377
Talanx AG 5,477 344
56,935
Hong Kong - 2.4%
AIA Group, Ltd. 905,175 7,883
CK Asset Holdings, Ltd. 323,157 1,614
CLP Holdings, Ltd. 239,500 1,758
Hang Seng Bank, Ltd. 132,200 1,514
Hong Kong & China Gas Co., Ltd. 1,982,000 1,380
Hong Kong Exchanges & Clearing, Ltd. 66,100 2,299
Power Assets Holdings, Ltd. 308,000 1,472
Sino Land Co., Ltd. 228,000 228
Sun Hung Kai Properties, Ltd. 50,000 513
Techtronic Industries Co., Ltd. 685,739 6,219
WH Group, Ltd.(Þ) 1,879,000 1,122
26,002

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
OTP Bank PLC 28,988 1,077
India - 0.8%
HDFC Bank, Ltd. - ADR 152,347 8,615
Ireland - 1.6%
AIB Group PLC 295,012 1,278
Bank of Ireland Group PLC 313,033 2,799
CRH PLC 6,557 351
Flutter Entertainment PLC(Æ) 19,616 3,086
Kerry Group PLC Class A 87,721 6,796
Ryanair Holdings PLC - ADR(Æ) 25,552 2,241
Smurfit Kappa Group PLC 8,630 282
16,833
Israel - 0.1%
Bank Hapoalim BM 45,084 322
Bank Leumi Le-Israel BM 48,276 311
Check Point Software Technologies,
Ltd.(Æ) 4,374 587
Nice, Ltd.(Æ) 2,166 335
1,555
Italy - 2.4%
Assicurazioni Generali SpA 22,065 439
BPER Banca SpA 428,432 1,392
Coca-Cola HBC AG - ADR(Æ) 11,113 289
Davide Campari-Milano SpA 193,247 2,137
Enel SpA 801,383 5,096
Eni SpA - ADR 218,904 3,571
FinecoBank Banca Fineco SpA 473,344 5,588
Moncler SpA 32,843 1,708
Recordati SpA 7,530 348
Snam Rete Gas SpA 80,027 368
Terna Rete Elettrica Nazionale SpA 26,361 202
UniCredit SpA 171,813 4,298
25,436
Japan - 15.5%
Ajinomoto Co., Inc. 10,694 391
Alfresa Holdings Corp. 50,600 802
Alps Alpine Co., Ltd. 68,200 559
Amada Co., Ltd. 79,800 773
Asahi Group Holdings, Ltd. 7,300 264
Astellas Pharma, Inc. 213,300 2,691
Bandai Namco Holdings, Inc. 24,800 515
Bridgestone Corp. 94,200 3,554
Brother Industries, Ltd. 27,600 430
Canon, Inc. 132,000 3,112
Dai-ichi Life Holdings, Inc. 92,525 1,942
Daiichi Sankyo Co., Ltd. 93,000 2,390
Daikin Industries, Ltd. 2,100 302
Daito Trust Construction Co., Ltd. 12,500 1,342
Daiwa House Industry Co., Ltd. 18,300 504
DeNA Co., Ltd. 51,800 506
Eisai Co., Ltd. 42,810 2,271
Fast Retailing Co., Ltd. 1,700 376
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fuji Electric Co., Ltd. 7,800 297
FUJIFILM Holdings Corp. 7,700 422
Fujitsu, Ltd. 3,600 466
Fukuoka Financial Group, Inc. 73,700 1,938
Hakuhodo DY Holdings, Inc. 70,200 559
Hino Motors, Ltd.(Æ) 146,500 425
Hirose Electric Co., Ltd. 4,500 510
Honda Motor Co., Ltd. 139,874 1,437
Hoya Corp. 3,300 317
Iida Group Holdings Co., Ltd. 80,000 1,243
Isuzu Motors, Ltd. 199,300 2,212
ITOCHU Corp. 71,100 2,562
Japan Airlines Co., Ltd. 51,900 961
Japan Exchange Group, Inc. 86,000 1,689
Japan Post Bank Co., Ltd. Class A 31,400 291
Japan Post Holdings Co., Ltd. 62,200 549
Japan Tobacco, Inc. 142,200 3,320
JGC Holdings Corp. 68,500 844
Kajima Corp. 24,700 409
Kao Corp. 76,500 2,782
KDDI Corp. 96,600 2,882
Keyence Corp. 18,700 7,239
Kirin Holdings Co., Ltd. 213,300 2,992
Komatsu, Ltd. 143,600 3,330
Kubota Corp. 90,400 1,203
Kyocera Corp. 52,200 2,578
Makita Corp. 51,453 1,401
McDonald's Holdings Co. Japan, Ltd. 9,400 366
MEIJI Holdings Co., Ltd. 29,200 720
Minebea Co., Ltd. 153,300 2,404
Mitsubishi Electric Corp. 216,900 2,428
Mitsubishi Estate Co., Ltd. 129,400 1,653
Mitsubishi Gas Chemical Co., Inc. 68,500 923
Mitsubishi HC Capital, Inc. 52,300 343
Mitsubishi UFJ Financial Group, Inc. 269,922 2,268
MS&AD Insurance Group Holdings,
Inc. 136,500 4,985
Murata Manufacturing Co., Ltd. 28,500 473
NEC Corp. 6,800 328
Nikon Corp. 68,900 654
Nintendo Co., Ltd. 14,300 592
Nippon Prologis REIT, Inc.(Æ)(ö) 292 519
Nippon Telegraph & Telephone Corp. 838,000 982
Nippon Television Holdings, Inc. 62,500 608
Nissan Chemical Corp. 16,700 680
Nissan Motor Co., Ltd. 435,400 1,674
Nissin Foods Holdings Co., Ltd. 4,000 348
Nitto Denko Corp. 23,500 1,524
Nomura Holdings, Inc. 214,100 826
Obayashi Corp. 32,600 279
Obic Co., Ltd. 1,700 252
Ono Pharmaceutical Co., Ltd. 134,292 2,318
ORIX Corp. 5,900 107
Otsuka Holdings Co., Ltd. 20,400 688
Panasonic Holdings Corp. 27,100 237
Recruit Holdings Co., Ltd. 23,000 665
Resona Holdings, Inc. 835,000 4,471

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
166 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCSK Corp. 20,500 351
Secom Co., Ltd. 8,300 577
Sekisui Chemical Co., Ltd. 67,200 919
Sekisui House, Ltd. 25,500 499
Seven & i Holdings Co., Ltd. 8,400 306
SG Holdings Co., Ltd. 42,500 602
Shin-Etsu Chemical Co., Ltd. 310,170 9,282
Shionogi & Co., Ltd. 12,300 570
Shiseido Co., Ltd. 46,700 1,478
SMC Corp. 3,700 1,705
SoftBank Corp. 31,300 353
Sompo Japan Nipponkoa Holdings, Inc. 31,400 1,357
Sony Group Corp. 29,850 2,471
Stanley Electric Co., Ltd. 55,223 881
Subaru Corp. 252,988 4,345
Sumitomo Electric Industries, Ltd. 151,700 1,584
Sumitomo Heavy Industries, Ltd. 32,700 748
Sumitomo Mitsui Financial Group, Inc. 33,100 1,589
Sumitomo Mitsui Trust Holdings, Inc. 70,600 2,629
Sumitomo Rubber Industries, Ltd. 77,000 779
Suntory Beverage & Food, Ltd. 7,700 231
T&D Holdings, Inc. 235,000 4,171
Taiheiyo Cement Corp. 30,800 527
Takeda Pharmaceutical Co., Ltd. 112,300 3,046
Terumo Corp. 12,900 352
THK Co., Ltd. 55,100 983
Toho Co., Ltd. 7,400 253
Tokio Marine Holdings, Inc. 126,400 2,817
Tokyo Electron, Ltd. 45,968 6,175
Toray Industries, Inc. 518,700 2,537
TOTO, Ltd. 10,700 258
Toyota Motor Corp. 161,900 2,855
Trend Micro, Inc. 7,200 272
Tsuruha Holdings, Inc. 14,200 1,043
Unicharm Corp. 15,100 512
USS Co., Ltd. 28,000 489
Yakult Honsha Co., Ltd. 10,000 235
Yamaha Motor Co., Ltd. 53,600 1,307
Yamato Holdings Co., Ltd. 96,584 1,611
164,596
Luxembourg - 0.9%
ArcelorMittal SA 129,299 2,857
Eurofins Scientific SE 100,384 5,105
RTL Group SA 20,129 702
Tenaris SA 71,526 1,126
9,790
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 608,883 3,411
Malaysia - 0.1%
CIMB Group Holdings BHD 756,982 908
Mexico - 0.1%
Fresnillo PLC 81,460 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 6.6%
ABN AMRO Bank NV(Þ) 139,202 1,870
Adyen NV(Æ)(Þ) 696 471
Akzo Nobel NV 3,581 241
ASML Holding NV 8,432 5,072
Euronext NV(Þ) 16,982 1,183
Ferrari NV 10,819 3,275
Heineken Holding NV 3,238 247
Heineken NV 113,043 10,157
ING Groep NV 420,655 5,394
Koninklijke Ahold Delhaize NV 27,809 823
Koninklijke Philips NV(Æ) 325,713 6,180
NN Group NV 49,487 1,589
Randstad NV 109,967 5,694
Shell PLC 503,755 16,293
Universal Music Group NV 419,589 10,231
VEON, Ltd. - ADR(Æ) 24,721 389
Wolters Kluwer NV 5,284 679
69,788
New Zealand - 0.1%
Spark New Zealand, Ltd. 388,820 1,129
Norway - 0.4%
DNB Bank ASA 21,326 385
Equinor ASA Class N 17,578 588
Kongsberg Gruppen ASA 14,963 611
Mowi ASA 64,878 1,053
Norsk Hydro ASA 46,795 267
Orkla ASA 148,337 1,024
Telenor ASA 42,584 435
4,363
Portugal - 0.1%
Energias de Portugal SA 42,623 180
Jeronimo Martins SGPS SA 43,071 1,003
1,183
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Š) 415,116 —
—
Singapore - 0.9%
DBS Group Holdings, Ltd. 113,746 2,735
Oversea-Chinese Banking Corp., Ltd. 314,360 2,912
Singapore Exchange, Ltd. 27,000 187
Singapore Technologies Engineering,
Ltd. 117,100 322
Singapore Telecommunications, Ltd. 1,378,000 2,397
STMicroelectronics NV 7,658 294
United Overseas Bank, Ltd. 13,900 274
Venture Corp., Ltd. 77,900 666
9,787

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 0.4%
Anglo American PLC 130,477 3,330
MTN Group, Ltd. 116,430 570
Old Mutual, Ltd. 1,278,568 812
4,712
South Korea - 1.5%
Coway Co., Ltd. 22,260 718
Hankook Tire & Technology Co., Ltd. 30,469 862
Hyundai Mobis Co., Ltd. 10,400 1,622
KB Financial Group, Inc. 56,360 2,151
KT Corp. - ADR(Ñ) 130,115 1,572
LG Energy Solution, Ltd.(Æ) 4,791 1,379
Samsung Electronics Co., Ltd. 78,264 3,903
Shinhan Financial Group Co., Ltd. 135,466 3,467
15,674
Spain - 1.8%
Amadeus IT Group SA Class A 76,856 4,391
CaixaBank SA 921,134 3,741
Cellnex Telecom SA(Þ) 81,943 2,415
Endesa SA - ADR 12,685 239
Iberdrola SA 56,557 630
Industria de Diseno Textil SA(Ñ) 218,716 7,555
Redeia Corp. SA 27,733 433
19,404
Sweden - 1.7%
Assa Abloy AB Class B 102,368 2,181
Atlas Copco AB Class A 39,697 514
Atlas Copco AB Class B 213,346 2,394
Boliden AB(Æ) 47,932 1,236
Epiroc AB Class A 20,394 336
Essity Aktiebolag Class B 11,586 264
Hexagon AB Class B 550,849 4,496
Investor AB Class B 14,522 267
Sandvik AB 97,525 1,659
Skandinaviska Enskilda Banken AB
Class A 37,989 424
SKF AB Class B 147,073 2,377
Telefonaktiebolaget LM Ericsson Class
B 381,670 1,715
17,863
Switzerland - 4.9%
ABB, Ltd. 64,947 2,184
Adecco Group AG 48,856 1,848
Alcon, Inc. 30,802 2,207
Baloise Holding AG 2,364 339
Barry Callebaut AG 94 143
Chocoladefabriken Lindt & Spruengli
AG 29 615
Cie Financiere Richemont SA Class A 2,562 302
DSM-Firmenich AG 3,011 274
EMS-Chemie Holding AG 572 390
Geberit AG 710 331
Givaudan SA 122 405
Julius Baer Group, Ltd. 96,466 5,713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kuehne & Nagel International AG 6,739 1,820
Lonza Group AG 840 295
Novartis AG 99,927 9,329
Partners Group Holding AG 1,940 2,055
Sandoz Group AG(Æ) 19,985 520
Schindler Holding AG 2,462 491
SGS SA 17,079 1,393
Sika AG 1,022 244
Straumann Holding AG 2,086 248
Swatch Group AG (The) Class B 7,390 1,893
Swiss Life Holding AG 813 522
Swisscom AG 3,511 2,102
UBS Group AG 570,122 13,318
Zurich Insurance Group AG 7,279 3,449
52,430
Taiwan - 2.1%
Catcher Technology Co., Ltd. 166,000 930
Hon Hai Precision Industry Co., Ltd. 1,896,241 5,664
Taiwan Semiconductor Manufacturing
Co., Ltd. 397,000 6,541
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 101,836 8,789
21,924
Thailand - 0.2%
Kasikornbank PCL 551,400 2,019
United Kingdom - 8.6%
3i Group PLC 26,956 637
Ashtead Group PLC 7,505 430
AstraZeneca PLC 47,452 5,931
Auto Trader Group PLC(Þ) 40,732 309
Aviva PLC 266,384 1,293
Babcock International Group PLC(Æ) 142,069 678
BAE Systems PLC 43,384 582
Barclays PLC 1,090,386 1,743
Barratt Developments PLC 152,498 770
Berkeley Group Holdings PLC 4,667 230
BP PLC 712,015 4,346
British American Tobacco PLC 117,989 3,521
British Land Co. PLC (The)(ö) 164,665 598
BT Group PLC 793,884 1,093
Burberry Group PLC 11,969 247
CK Hutchison Holdings, Ltd. Class B 317,631 1,602
Compass Group PLC 260,227 6,566
Croda International PLC 3,703 197
Diageo PLC 76,378 2,894
easyJet PLC 254,026 1,132
Hargreaves Lansdown PLC 29,116 252
HSBC Holdings PLC 1,015,522 7,317
Intermediate Capital Group PLC 93,737 1,489
Intertek Group PLC 83,573 3,901
J Sainsbury PLC 1,680,239 5,258
Kingfisher PLC 433,287 1,110
Land Securities Group PLC(ö) 113,126 787
London Stock Exchange Group PLC 5,236 527

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
168 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC 536,050 1,166
Pearson PLC 30,562 354
Reckitt Benckiser Group PLC 75,725 5,077
RELX PLC 31,612 1,106
Sage Group PLC (The) 41,323 488
Schroders PLC 109,437 492
Smith & Nephew PLC 30,484 340
Spirax-Sarco Engineering PLC 1,204 120
St. James's Place PLC 97,500 762
Standard Chartered PLC 720,469 5,569
Tesco PLC 1,295,176 4,256
Travis Perkins PLC 217,433 1,963
Unilever PLC 85,535 4,053
United Utilities Group PLC 15,151 196
Vodafone Group PLC 662,236 612
Wausau Paper Corp. 239,078 2,059
Weir Group PLC (The) 339,196 7,065
91,118
United States - 10.8%
Accenture PLC Class A 31,918 9,482
Allegion PLC 60,818 5,982
Amdocs, Ltd. 42,457 3,403
Aon PLC Class A 23,889 7,391
ARM Holdings PLC - ADR(Æ)(Ñ) 26,716 1,317
CSL, Ltd. 3,265 483
Experian PLC 13,759 419
GSK Finance No. 3 PLC 258,513 4,599
Haleon PLC 2,936,760 11,754
Holcim AG(Æ) 26,083 1,615
Las Vegas Sands Corp. 50,901 2,416
Linde PLC 32,480 12,413
Lululemon Athletica, Inc.(Æ) 5,259 2,069
Nestle SA 131,354 14,171
Roche Holding AG 37,365 9,664
Sanofi - ADR 92,013 8,398
Schlumberger NV 241,459 13,440
Schneider Electric SE 23,980 3,688
Spotify Technology SA(Æ) 12,792 2,108
Stellantis NV 17,757 332
115,144
Total Common Stocks
(cost $1,058,415) 989,280
Preferred Stocks - 1.5%
Brazil - 0.1%
Raizen Energia SA
5.946% (Ÿ) 1,315,397 947
Germany - 0.8%
Henkel AG & Co. KGaA
2.564% (Ÿ) 50,402 3,630
Volkswagen AG
25.865% (Ÿ) 41,685 4,400
8,030
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 168,107 6,714
Total Preferred Stocks
(cost $18,692) 15,691
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 29,633,912 (∞) 29,625
Total Short-Term Investments
(cost $29,624) 29,625
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 6,884,595 (∞) 6,885
Total Other Securities
(cost $6,885) 6,885
Total Investments - 98.1%
(identified cost $1,113,616) 1,041,481
Other Assets and Liabilities,
Net - 1.9%
19,636
Net Assets - 100.0%
1,061,117

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 169
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
ABN AMRO Bank NV 10/03/19 EUR 139,202 17.30 2,408
1,870
Adyen NV 04/19/22 EUR 696 1,665.72 1,160
471
Amundi SA 02/28/19 EUR 53,317 66.73 3,558
2,790
Auto Trader Group PLC 08/04/23 GBP 40,732 8.08 329
309
Cellnex Telecom SA 11/25/20 EUR 81,943 52.86 4,332
2,415
Covestro AG 06/26/19 EUR 75,536 52.31 3,951
3,813
Euronext NV 04/29/22 EUR 16,982 75.51 1,282
1,183
La Francaise des Jeux SAEM 12/02/22 EUR 2,415 40.36 98
78
WH Group, Ltd. 06/26/19 HKD 1,879,000 0.73 1,366 1,122
14,051
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 118 EUR 8,138 11/23
(156)
DAX Index Futures 16 EUR 5,944 12/23
(433)
EURO STOXX 50 Index Futures 96 EUR 3,907 12/23
(211)
FTSE 100 Index Futures 46 GBP 3,371 12/23
(151)
FTSE/MIB Index Futures 14 EUR 1,937 12/23
(71)
IBEX 35 Index Futures 21 EUR 1,896 11/23
(61)
OMXS30 Index Futures 80 SEK 16,626 11/23
(55)
S&P/TSX 60 Index Futures 332 CAD 75,364 12/23
(3,466)
SPI 200 Index Futures 480 AUD 81,396 12/23
(3,640)
TOPIX Index Futures 352 JPY 7,934,080 12/23 (1,950)
Short Positions
Hang Seng Index Futures 106 HKD 90,863 11/23
(27)
MSCI Emerging Markets Index Futures 1,778 USD 81,717 12/23
5,865
MSCI Singapore Index Futures 330 SGD 8,974 11/23
50
S&P 500 E-Mini Index Futures 224 USD 47,177 12/23 3,347
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (959)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 12,819 CHF 11,300 12/20/23 (331)
Bank of America USD 6,452 JPY 930,300 12/20/23 (265)
Bank of America SEK 47,210 USD 4,310 12/20/23 71
Bank of Montreal USD 13,313 AUD 20,685 12/20/23 (170)
Bank of Montreal USD 13,844 CAD 18,740 12/20/23 (318)
Bank of Montreal USD 3,379 DKK 23,360 12/20/23 (58)
Bank of Montreal USD 6,544 EUR 6,071 12/20/23 (106)
Bank of Montreal USD 4,186 GBP 3,352 12/20/23 (111)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
170 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 13,915 JPY 2,022,294 12/20/23 (467)
Bank of Montreal CHF 3,926 USD 4,438 12/20/23 99
Bank of New York USD 13,307 AUD 20,685 12/20/23 (164)
Bank of New York USD 13,838 CAD 18,740 12/20/23 (313)
Bank of New York USD 3,378 DKK 23,360 12/20/23 (57)
Bank of New York USD 6,542 EUR 6,071 12/20/23 (105)
Bank of New York USD 4,185 GBP 3,352 12/20/23 (110)
Bank of New York USD 13,917 JPY 2,022,294 12/20/23 (469)
Bank of New York CHF 3,926 USD 4,438 12/20/23 98
Citigroup USD 20,791 JPY 3,087,530 12/20/23 (259)
HSBC USD 13,330 AUD 20,685 12/20/23 (187)
HSBC USD 13,848 CAD 18,740 12/20/23 (323)
HSBC USD 3,380 DKK 23,360 12/20/23 (60)
HSBC USD 6,546 EUR 6,071 12/20/23 (109)
HSBC USD 4,189 GBP 3,352 12/20/23 (113)
HSBC USD 13,929 JPY 2,022,294 12/20/23 (480)
HSBC CHF 3,926 USD 4,442 12/20/23 103
Morgan Stanley AUD 12,040 USD 7,611 12/20/23 (39)
Morgan Stanley CAD 11,920 USD 8,703 12/20/23 101
Royal Bank of Canada USD 13,332 AUD 20,685 12/20/23 (189)
Royal Bank of Canada USD 13,852 CAD 18,740 12/20/23 (327)
Royal Bank of Canada USD 3,382 DKK 23,360 12/20/23 (61)
Royal Bank of Canada USD 6,550 EUR 6,071 12/20/23 (112)
Royal Bank of Canada USD 4,190 GBP 3,352 12/20/23 (115)
Royal Bank of Canada USD 13,934 JPY 2,022,294 12/20/23 (485)
Royal Bank of Canada AUD 11,000 USD 7,096 12/20/23 107
Royal Bank of Canada CHF 3,926 USD 4,442 12/20/23 103
Royal Bank of Canada GBP 4,700 USD 5,819 12/20/23 104
Royal Bank of Canada JPY 2,163,100 USD 14,843 12/20/23 459
State Street USD 3,938 NOK 42,060 12/20/23 (167)
State Street USD 16,033 SEK 177,647 12/20/23 (81)
State Street USD 310 SGD 420 12/20/23 (1)
State Street CAD 6,400 USD 4,737 12/20/23 118
State Street EUR 32,000 USD 34,513 12/20/23 577
State Street GBP 4,700 USD 5,872 12/20/23 157
State Street HKD 2,290 USD 293 12/20/23 —
State Street JPY 690,400 USD 4,753 12/20/23 162
State Street NZD 7,900 USD 4,672 12/20/23 69
Toronto Dominion Bank CHF 5,500 USD 6,066 12/20/23 (13)
Toronto Dominion Bank EUR 8,000 USD 8,486 12/20/23 1
Toronto Dominion Bank GBP 2,200 USD 2,679 12/20/23 4
UBS USD 13,344 AUD 20,685 12/20/23 (201)
UBS USD 13,866 CAD 18,740 12/20/23 (341)
UBS USD 3,382 DKK 23,360 12/20/23 (61)
UBS USD 6,550 EUR 6,071 12/20/23 (112)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 171
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 4,189 GBP 3,352 12/20/23 (114)
UBS USD 13,929 JPY 2,022,294 12/20/23 (481)
UBS CHF 3,926 USD 4,445 12/20/23 106
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5,036)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 21,253 $ —
$ —
$ 21,253 2 .0
Austria — 7,352 —
—
7,352 0 .7
Belgium — 3,582 —
—
3,582 0 .3
Brazil 10,261 224 —
—
10,485 1 .0
Burkina Faso 594 — —
—
594 0 .1
Canada 54,005 — —
—
54,005 5 .1
Chile 631 — —
—
631 0 .1
China 1,689 22,002 —
—
23,691 2 .2
Denmark — 20,739 —
—
20,739 2 .0
Finland 241 13,663 —
—
13,904 1 .3
France — 90,797 —
—
90,797 8 .6
Germany — 56,935 —
—
56,935 5 .4
Hong Kong — 26,002 —
—
26,002 2 .4
Hungary — 1,077 —
—
1,077 0 .1
India 8,615 — —
—
8,615 0 .8
Ireland 2,592 14,241 —
—
16,833 1 .6
Israel 587 968 —
—
1,555 0 .1
Italy — 25,436 —
—
25,436 2 .4
Japan — 164,596 —
—
164,596 15 .5
Luxembourg — 9,790 —
—
9,790 0 .9
Macao — 3,411 —
—
3,411 0 .3
Malaysia — 908 —
—
908 0 .1
Mexico — 551 —
—
551 0 .1
Netherlands 389 69,399 —
—
69,788 6 .6
New Zealand — 1,129 —
—
1,129 0 .1
Norway — 4,363 —
—
4,363 0 .4
Portugal — 1,183 —
—
1,183 0 .1
Russia — — —
—
— —
Singapore — 9,787 —
—
9,787 0 .9
South Africa — 4,712 —
—
4,712 0 .4

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
172 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
South Korea 1,572 14,102 —
—
15,674 1 .5
Spain — 19,404 —
—
19,404 1 .8
Sweden — 17,863 —
—
17,863 1 .7
Switzerland 520 51,910 —
—
52,430 4 .9
Taiwan 8,789 13,135 —
—
21,924 2 .1
Thailand — 2,019 —
—
2,019 0 .2
United Kingdom — 91,118 —
—
91,118 8 .6
United States 60,021 55,123 —
—
115,144 10 .8
Preferred Stocks 947 14,744 — — 15,691 1 .5
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 29,625 29,625 2 .8
Other Securities — — — 6,885 6,885 0 .6
Total Investments 151,453 853,518 — 36,510 1,041,481 98 .1
Other Assets and Liabilities, Net
1 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 9,262 — — — 9,262 0 .9
Foreign Currency Exchange Contracts — 2,439 — — 2,439 0 .2
A
Liabilities
Futures Contracts (10,221) — — — (10,221) (1 .0)
Foreign Currency Exchange Contracts — (7,475) — — (7,475) (0 .7)
Total Other Financial Instruments
**
$ (959) $ (5,036) $ — $ — $ (5,995)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 173
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
146,683
Consumer Staples ...............................................................................
83,002
Energy ................................................................................................
58,140
Financial Services ..............................................................................
234,399
Health Care ........................................................................................
98,904
Materials and Processing ...................................................................
91,828
Producer Durables ..............................................................................
139,629
Technology .........................................................................................
102,038
Utilities ...............................................................................................
34,657
Preferred Stocks
Consumer Discretionary ....................................................................
4,400
Consumer Staples ...............................................................................
3,630
Technology .........................................................................................
6,714
Utilities ...............................................................................................
947
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
29,625
Other Securities ...........................................................................
6,885
Total Investments ............................................................................... 1,041,481

See accompanying notes which are an integral part of the financial statements.
174 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,439
Variation margin on futures contracts* 9,262 —
Total
$ 9,262 $ 2,439
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 10,221 $ —
Unrealized depreciation on foreign currency exchange contracts — 7,475
Total
$ 10,221 $ 7,475
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 24,046 $ —
Foreign currency exchange contracts — (13,086)
Total
$ 24,046 $ (13,086)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (18,353) $ —
Foreign currency exchange contracts — 3,788
Total
$ (18,353) $ 3,788
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 175
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 6,533 $ — $ 6,533
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,439 — 2,439
Total Financial and Derivative Assets
8,972 — 8,972
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,972 $ — $ 8,972
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 71 $ 71 $ — $ —
Bank of Montreal
99 99 — —
Bank of New York
98 98 — —
Barclays
5,18 1 — 5,18 1 —
Citigroup
301 — 301 —
Fidelity
743 — 743 —
HSBC
103 103 — —
Morgan Stanley
100 39 — 61
Royal Bank of Canada
773 773 — —
State Street
1,084 250 — 834
Toronto Dominion Bank
6 6 — —
UBS
413 106 307 —
Total
$ 8,97 2 $ 1,545 $ 6,53 2 $ 895

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
176 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7,475 $ — $ 7,475
Total Financial and Derivative Liabilities
7,475 — 7,475
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,475 $ — $ 7,475
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 595 $ 71 $ — $ 524
Bank of Montreal 1,230 99 — 1,131
Bank of New York 1,218 98 — 1,120
Citigroup 259 — — 259
HSBC 1,272 103 — 1,169
Morgan Stanley 39 39 — —
Royal Bank of Canada 1,289 773 — 516
State Street 250 250 — —
Toronto Dominion Bank 13 6 — 7
UBS 1,310 106 — 1,204
Total
$ 7,475 $ 1,545 $ — $ 5,930
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 177
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,113,616
Investments, at fair value(*)(>) ....................................................................................................................................................
1,041,481
Cash .............................................................................................................................................................................................. 96
Foreign currency holdings(^) ....................................................................................................................................................... 5,355
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,439
Receivables:
Dividends and interest ...................................................................................................................................................... 2,920
Dividends from affiliated funds ....................................................................................................................................... 171
Investments sold ............................................................................................................................................................... 157
Fund shares sold ............................................................................................................................................................... 523
Foreign capital gains taxes recoverable ........................................................................................................................... 5,000
From broker(a) ................................................................................................................................................................. 20,196
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
1,078,339
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 790
Accrued fees to affiliates .................................................................................................................................................. 848
Other accrued expenses .................................................................................................................................................... 276
Variation margin on futures contracts .............................................................................................................................. 948
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 7,475
Payable upon return of securities loaned ..................................................................................................................................... 6,885
Total liabilities ...........................................................................................................................................................
17,222
Net Assets ...............................................................................................................................................................
$ 1,061,117

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 International Developed Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (93,014)
Shares of beneficial interest .........................................................................................................................................................
287
Additional paid-in capital ............................................................................................................................................................
1,153,844
Net Assets ...............................................................................................................................................................
$ 1,061,117
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 36.79
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 39.03
Class A — Net assets ........................................................................................................................................................... $ 16,196,868
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 440,255
Net asset value per share: Class C (#) .......................................................................................................................................... $ 36.76
Class C — Net assets ........................................................................................................................................................... $ 5,865,394
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 159,574
Net asset value per share: Class M (#) ......................................................................................................................................... $ 36.99
Class M — Net assets .......................................................................................................................................................... $ 173,149,714
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,680,879
Net asset value per share: Class S (#) .......................................................................................................................................... $ 36.97
Class S — Net assets ............................................................................................................................................................ $ 828,665,626
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 22,413,704
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 37.06
Class Y — Net assets ........................................................................................................................................................... $ 37,239,406
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,004,778
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,493
(*)     Securities on loan included in investments $ 6,533
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 36,510
(a)   Receivable from Broker for Futures $ 20,196
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 179
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 40,6 51
Dividends from affiliated funds ....................................................................................................................................... 1,867
Interest .............................................................................................................................................................................. 12
Securities lending income (net) ....................................................................................................................................... 141
Less foreign taxes withheld ............................................................................................................................................. (4,399)
Total investment income ..............................................................................................................................................................
38,27 2
Expenses
Advisory fees ................................................................................................................................................................... 9,202
Administrative fees .......................................................................................................................................................... 636
Custodian fees .................................................................................................................................................................. 320
Distribution fees - Class A ............................................................................................................................................... 44
Distribution fees - Class C ............................................................................................................................................... 52
Transfer agent fees - Class A ........................................................................................................................................... 35
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 464
Transfer agent fees - Class S ............................................................................................................................................ 2,033
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 149
Registration fees ............................................................................................................................................................... 93
Shareholder servicing fees - Class C ............................................................................................................................... 17
Trustees’ fees .................................................................................................................................................................... 80
Printing fees ..................................................................................................................................................................... 69
Miscellaneous .................................................................................................................................................................. 60
Expenses before reductions .............................................................................................................................................. 13,2 70
Expense reductions .......................................................................................................................................................... (1,213)
Net expenses ................................................................................................................................................................................
12,05 7
Net investment income (loss) .......................................................................................................................................................
26,215
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $ (72) ) ................................................................................................ (23,485)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 24,046
Foreign currency exchange contracts ............................................................................................................................... (13,086)
Foreign currency-related transactions .............................................................................................................................. 1,661
Net realized gain (loss) ................................................................................................................................................................
(10,866)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 185,059
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (18,353)
Foreign currency exchange contracts ............................................................................................................................... 3,788
Foreign currency-related transactions .............................................................................................................................. 840
Net change in unrealized appreciation (depreciation) ................................................................................................................. 171,336
Net realized and unrealized gain (loss) ........................................................................................................................................ 160,470
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 186,685

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
180 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 26,215 $ 36,551
Net realized gain (loss) ....................................................................................................................... (10,866) (32,488)
Net change in unrealized appreciation (depreciation) ........................................................................ 171,336 (460,253)
Net increase (decrease) in net assets from operations .............................................................................. 186,685 (456,190)
Distributions
To shareholders
Class A .......................................................................................................................................... (259) (669)
Class C .......................................................................................................................................... (98) (210)
Class M ......................................................................................................................................... (3,338) (12,252)
Class S .......................................................................................................................................... (14,690) (51,587)
Class Y .......................................................................................................................................... (580) (2,017)
Net decrease in net assets from distributions ............................................................................................ (18,965) (66,735)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (565,820) (54,660)
Total Net Increase (Decrease) in Net Assets ........................................................................
(398,100) (577,585)
Net Assets
Beginning of period .................................................................................................................................. 1,459,217 2,036,802
End of period .............................................................................................................................................
$ 1,061,117 $ 1,459,217

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 181
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 55 $ 2,141 114 $ 4,071
Proceeds from reinvestment of distributions 7 258 16 662
Payments for shares redeemed (121) (4,674) (157) (5,806)
Net increase (decrease)
(59) (2,275) (27) (1,073)
Class C
Proceeds from shares sold 4 157 5 210
Proceeds from reinvestment of distributions 3 98 5 209
Payments for shares redeemed (37) (1,427) (37) (1,471)
Net increase (decrease)
(30) (1,172) (27) (1,052)
Class M
Proceeds from shares sold 1,122 42,791 1,102 42,546
Proceeds from reinvestment of distributions 93 3,337 297 12,249
Payments for shares redeemed (4,615) (171,490) (1,503) (57,066)
Net increase (decrease)
(3,400) (125,362) (104) (2,271)
Class S
Proceeds from shares sold 1,767 68,488 4,339 170,758
Proceeds from reinvestment of distributions 407 14,608 1,242 51,336
Payments for shares redeemed (13,859) (516,314) (6,940) (263,257)
Net increase (decrease)
(11,685) (433,218) (1,359) (41,163)
Class Y
Proceeds from shares sold 38 1,291 53 1,816
Proceeds from reinvestment of distributions 16 580 49 2,017
Payments for shares redeemed (142) (5,664) (389) (12,934)
Net increase (decrease)
(88) (3,793) (287) (9,101)
Total increase (decrease)
(15,262) $ (565,820) (1,804) $ (54,660)

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
182 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 33.13 .66 3.53 4.19 — (.53)
October 31, 2022 44.41 .67 (10.63) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
Class C
October 31, 2023 33.35 .38 3.56 3.94 — (.53)
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
Class M
October 31, 2023 33.18 .81 3.53 4.34 — (.53)
October 31, 2022 44.49 .82 (10.63) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
Class S
October 31, 2023 33.20 .77 3.53 4.30 — (.53)
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
Class Y
October 31, 2023 33.23 .84 3.52 4.36 — (.53)
October 31, 2022 44.56 .85 (10.66) (9.80) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 183
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.53) 36.79 12.68 16,197 1.26 1.22 1.70 30
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.75 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.53) 36.76 11.84 5,865 2.01 1.97 .97 30
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.53) 36.99 13.12 173,150 1.01 .83 2.10 30
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.53) 36.97 12.99 828,666 1.01 .93 1.98 30
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.05 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.53) 37.06 13.16 37,239 .81 .77 2.17 30
(1.52) 33.23 (22.68) 36,313 .81 .77 2.22 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
184 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 656,701
Administrative fees 44,997
Distribution fees 7,371
Shareholder servicing fees 1,287
Transfer agent fees 129,085
Trustee fees 8,761
$ 848,202
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,951 $ 823,456 $ 829,782 $ (2) $ 2 $ 29,625 $ 1,867 $ —
U.S. Cash Collateral Fund 6,647 159,836 159,598 — — 6,885 467 —
$ 42,598 $ 983,292 $ 989,380 $ (2) $ 2 $ 36,510 $ 2,334 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,123,980,303 $ 88,038,554 $ (174,880,372) $ (86,841,818) $ 21,366,017 $ (22,072,299)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,221 $ 18,962,848 $ — $ 66,734,503 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
186 Global Equity Fund
Global Equity Fund - Class A
‡
Total
Return
1 Year 5 .16%
5 Years 6 .56%§
10 Years 6 .73%§
Global Equity Fund - Class C
Total
Return
1 Year 10 .57%
5 Years 7 .02%§
10 Years 6 .56%§
Global Equity Fund - Class M
‡‡
Total
Return
1 Year 11 .96%
5 Years 8 .21%§
10 Years 7 .72%§
Global Equity Fund - Class S
Total
Return
1 Year 11.75%
5 Years 8.10%§
10 Years 7.64%§
Global Equity Fund - Class Y
Total
Return
1 Year 12 .04%
5 Years 8 .33%§
10 Years 7 .85%§
MSCI World Index (Net)
**
Total
Return
1 Year 10.48%
5 Years 8.27%§
10 Years 7.53%§
Global Equity Linked Benchmark
***
Total
Return
1 Year 10.48%
5 Years 8.27%§
10 Years 7.59%§

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Global Equity Fund 187
The Global Equity Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund's money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 11.52%, 10.57%, 11.96%, 11.75% and 12.04%,
respectively. This is compared to the Fund’s benchmark,
the MSCI World Index (Net), which gained 10.48% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Large-Stock Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
7.36%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, global equity markets had positive returns over the fiscal year. Japan and Europe ex-UK outperformed other
developed markets, while the United States posted the weakest performance over the fiscal year.
In terms of sector performance within the Fund’s benchmark,
communication services and information technology were the
top performing sectors. Real estate and health care were the weakest performing sectors.
From a factor perspective, large capitalization size and growth factor outperformed relative to the Fund’s benchmark, while
small capitalization size and value factor lagged over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tilt towards value and smaller capitalization
size detracted. Sector allocation contributed positively to
performance, with underweights to utilities and real estate being the key contributors. Regional allocation performed positively, with an overweight to Europe ex-UK as a tailwind. Stock
selection was effective over the fiscal year, particularly within financials and energy.
With respect to certain of the Fund’s money managers, Wellington
Management Company LLP’s (“Wellington”) International
Contrarian Value ex Small Cap strategy contributed positively to performance. Stock selection was the key contributor to
outperformance, particularly within financials and energy.
Wellington’s tilt towards value faced headwinds. Sector
positioning was negative, mainly driven by an underweight to information technology. Regional allocations were rewarded,
with overweights to Europe ex-UK and Japan being the main
contributors.
While Intermede Investment Partners Limited and Intermede
Global Partners Inc. ’s (together, “Intermede”) growth strategy outperformed the Fund’s benchmark, it faced the strongest
headwinds of the money manager strategies over the period.
Intermede’s underweight to real estate and utilities were
tailwinds, while an overweight to consumer staples detracted.
Regional positioning was flat and ineffective stock selection with emerging markets partially offset outperformance. Stock selection within health care and materials were rewarded and positively contributed to performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value and quality exposure while moderating volatility exposure and expressing RIM’s total preferred
positioning across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views. The positioning strategy’s benchmark-relative
performance was negative for the fiscal year. The strategy’s preference for value and lower volatility faced headwinds.
In addition, RIM utilized equity index futures and currency
forward contracts to seek to position the portfolio to meet
RIM’s overall preferred positioning with respect to country and

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
188 Global Equity Fund
currency exposures. This strategy contributed negatively during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as expected.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Intermede Investment Partners Limited
and Intermede Global Partners Inc. Growth
Sanders Capital, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2013.
** MSCI World Index (Net) is a free float - adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index
(net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Global Equity Fund 189
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 987.90 $ 1,018.95
Expenses Paid During Period* $ 6.21 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 982.70 $ 1,015.17
Expenses Paid During Period* $ 9.95 $ 10.11
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 989.20 $ 1,020.72
Expenses Paid During Period* $ 4.46 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
190 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 989.20 $ 1,020.21
Expenses Paid During Period* $ 4.96 $ 5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 989.20 $ 1,021.22
Expenses Paid During Period* $ 3.96 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.5%
Australia - 0.4%
BHP Group, Ltd. - ADR 41,394 1,182
Flutter Entertainment PLC(Æ) 18,760 2,952
Insurance Australia Group, Ltd. 112,705 408
Telstra Group, Ltd. 186,042 452
Woodside Energy Group, Ltd. 44,211 960
5,954
Austria - 0.4%
ams AG(Æ)(Ñ) 136,571 486
Erste Group Bank AG 85,973 3,073
Mondi PLC 155,137 2,506
6,065
Belgium - 0.3%
Ageas SA 56,893 2,185
Proximus SA 175,300 1,450
3,635
Brazil - 0.7%
Atacadao SA 694,272 1,235
Banco Bradesco SA - ADR 1,085,542 3,029
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 140,398 1,625
Telefonica Brasil SA 293,273 2,632
Ultrapar Participacoes SA 312,503 1,267
9,788
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 957
Canada - 2.5%
Agnico Eagle Mines, Ltd. 22,650 1,062
ARC Resources, Ltd. 94,279 1,517
Barrick Gold Corp. 160,724 2,567
CAE, Inc.(Æ) 248,776 5,195
Canadian National Railway Co. 65,265 6,905
Great-West Lifeco, Inc. 12,875 357
Imperial Oil, Ltd. 7,634 435
Intact Financial Corp. 6,111 859
Manulife Financial Corp. 85,134 1,482
Royal Bank of Canada - GDR 24,830 1,983
Shopify, Inc. Class A(Æ) 42,970 2,028
Sun Life Financial, Inc. 27,000 1,233
Suncor Energy, Inc. 253,750 8,218
Toronto-Dominion Bank (The) 27,209 1,520
Tourmaline Oil Corp. 11,437 605
35,966
China - 0.8%
Alibaba Group Holding, Ltd.(Æ) 139,500 1,437
Alibaba Group Holding, Ltd. - ADR 70,234 5,797
Baidu, Inc. Class A(Æ) 24,500 321
Baidu, Inc. - ADR(Æ) 2,056 216
Dongfeng Motor Group Co., Ltd. Class
H 2,020,000 892
NXP Semiconductors NV 1,064 184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 56,600 2,097
10,944
Denmark - 0.5%
Novo Nordisk A/S Class B 74,572 7,191
Finland - 0.3%
Elisa OYJ 6,423 273
Mandatum OYJ(Æ) 20,767 80
Nokia OYJ 594,101 1,982
Orion OYJ Class B 4,837 193
Sampo OYJ Class A 20,767 820
UPM-Kymmene OYJ 24,549 826
Wartsila OYJ Abp Class B 67,950 809
4,983
France - 4.8%
Accor SA 71,869 2,294
Airbus Group SE 48,908 6,542
AXA SA 166,912 4,954
BNP Paribas SA 209,899 12,063
Carrefour SA 142,271 2,498
Cie de Saint-Gobain SA 56,624 3,093
Dassault Aviation SA 3,600 716
Engie SA 312,794 4,981
L'Oreal SA 5,189 2,177
LVMH Moet Hennessy Louis Vuitton
SE - ADR 10,987 7,863
Orange SA - ADR 271,207 3,191
Pernod Ricard SA 13,653 2,427
Publicis Groupe SA - ADR 21,478 1,640
Renault SA 54,584 1,918
Societe Generale SA 114,735 2,580
TotalEnergies SE 109,243 7,316
Valeo SA 133,747 1,765
68,018
Germany - 2.6%
BASF SE 61,957 2,854
Bayerische Motoren Werke
Aktiengesellschaft 64,147 5,948
CECONOMY AG(Æ) 178,123 338
Continental AG 24,646 1,600
Daimler Truck Holding AG 222,344 6,968
Evonik Industries AG 125,615 2,308
Fresenius SE & Co. KGaA 102,418 2,624
Hannover Rueck SE 2,723 600
Heidelberg Materials AG 52,584 3,810
Mercedes-Benz Group AG 85,150 4,995
Muenchener Rueckversicherungs-
Gesellschaft AG 6,444 2,580
Siemens AG 20,542 2,716
37,341
Hong Kong - 1.3%
AIA Group, Ltd. 919,548 8,009
CK Asset Holdings, Ltd. 399,500 1,996
Hang Seng Bank, Ltd. 32,600 373

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
192 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 65,500 313
Techtronic Industries Co., Ltd. 667,467 6,053
WH Group, Ltd.(Þ) 3,040,791 1,816
18,560
India - 0.7%
HDFC Bank, Ltd. - ADR 171,071 9,674
Ireland - 0.8%
AIB Group PLC 461,447 1,998
Bank of Ireland Group PLC 223,150 1,996
Kerry Group PLC Class A 64,730 5,015
Ryanair Holdings PLC - ADR(Æ) 24,312 2,132
11,141
Italy - 1.0%
BPER Banca 670,066 2,178
Eni SpA - ADR 344,959 5,628
FinecoBank Banca Fineco SpA 23,779 281
UniCredit SpA 270,734 6,773
14,860
Japan - 7.9%
Alfresa Holdings Corp. 82,100 1,301
Alps Alpine Co., Ltd. 100,000 820
Amada Co., Ltd. 141,700 1,372
Astellas Pharma, Inc. 83,400 1,052
Bridgestone Corp. 21,000 792
Brother Industries, Ltd. 45,100 703
Canon, Inc. 72,100 1,700
Dai-ichi Life Holdings, Inc. 147,400 3,094
DeNA Co., Ltd. 76,200 745
Eisai Co., Ltd. 16,100 854
Hakuhodo DY Holdings, Inc. 88,800 707
Hino Motors, Ltd.(Æ) 208,100 604
Hirose Electric Co., Ltd. 6,100 691
Honda Motor Co., Ltd. 95,031 976
Isuzu Motors, Ltd. 193,000 2,142
Japan Airlines Co., Ltd. 81,000 1,500
Japan Exchange Group, Inc. 16,400 322
JGC Holdings Corp. 110,800 1,365
Kao Corp. 21,200 771
KDDI Corp. 62,400 1,862
Keyence Corp. 16,700 6,465
Kirin Holdings Co., Ltd. 173,700 2,436
Komatsu, Ltd. 3,900 90
Kubota Corp. 160,700 2,139
Kyocera Corp. 27,100 1,338
Makita Corp. 82,932 2,259
Mitsubishi Electric Corp. 73,900 827
Mitsubishi Estate Co., Ltd. 178,400 2,278
Mitsubishi Gas Chemical Co., Inc. 96,000 1,294
Mitsubishi UFJ Financial Group, Inc. 404,000 3,395
MS&AD Insurance Group Holdings,
Inc. 113,400 4,141
Nikon Corp. 103,700 984
Nippon Television Holdings, Inc. 55,500 540
Nissan Motor Co., Ltd. 685,200 2,634
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nitto Denko Corp. 6,800 441
Nomura Holdings, Inc. 256,400 989
Ono Pharmaceutical Co., Ltd. 111,488 1,925
Resona Holdings, Inc. 416,600 2,231
Shin-Etsu Chemical Co., Ltd. 260,100 7,783
Shiseido Co., Ltd. 44,000 1,393
SMC Corp. 3,800 1,751
Sompo Japan Nipponkoa Holdings, Inc. 14,400 623
Sony Group Corp. 27,000 2,235
Stanley Electric Co., Ltd. 80,029 1,276
Subaru Corp. 130,685 2,245
Sumitomo Electric Industries, Ltd. 205,600 2,147
Sumitomo Heavy Industries, Ltd. 51,000 1,166
Sumitomo Mitsui Financial Group, Inc. 73,500 3,529
Sumitomo Mitsui Trust Holdings, Inc. 91,700 3,415
Sumitomo Rubber Industries, Ltd. 119,900 1,214
T&D Holdings, Inc. 274,800 4,878
Taiheiyo Cement Corp. 34,400 589
Takeda Pharmaceutical Co., Ltd. 83,500 2,265
THK Co., Ltd. 86,400 1,541
Tokio Marine Holdings, Inc. 81,400 1,814
Tokyo Electron, Ltd. 58,800 7,898
Tsuruha Holdings, Inc. 22,900 1,681
Yamato Holdings Co., Ltd. 154,000 2,569
111,791
Luxembourg - 0.4%
Eurofins Scientific SE 86,040 4,375
RTL Group SA 30,244 1,055
Tenaris SA 21,719 342
5,772
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,481
Mexico - 0.1%
Fresnillo PLC 136,955 926
Netherlands - 4.1%
ABN AMRO Bank NV(Þ) 219,356 2,947
ASML Holding NV 3,348 2,014
Ferrari NV 7,253 2,195
Heineken NV 141,011 12,670
ING Groep NV 900,974 11,553
Koninklijke Philips NV(Æ) 186,707 3,543
NN Group NV 79,315 2,547
Shell PLC 308,700 9,921
Universal Music Group NV 432,081 10,536
VEON, Ltd. - ADR(Æ) 8,759 138
58,064
Norway - 0.0%
Norsk Hydro ASA 68,091 388
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 46,440 1,117
Oversea-Chinese Banking Corp., Ltd. 155,800 1,443
Singapore Telecommunications, Ltd. 234,800 408
United Overseas Bank, Ltd. 113,501 2,241
Venture Corp., Ltd. 71,400 611
5,820
South Africa - 0.4%
Anglo American PLC 160,142 4,088
MTN Group, Ltd. 168,505 825
Old Mutual, Ltd. 2,167,556 1,376
6,289
South Korea - 2.1%
Coway Co., Ltd. 33,122 1,068
Hankook Tire & Technology Co., Ltd. 43,698 1,237
Hyundai Mobis Co., Ltd. 16,401 2,558
KB Financial Group, Inc. 90,125 3,439
KT Corp. - ADR(Ñ) 207,915 2,512
LG Energy Solution, Ltd.(Æ) 4,906 1,413
Samsung Electronics Co., Ltd. 271,107 13,519
Shinhan Financial Group Co., Ltd. 171,272 4,383
30,129
Spain - 0.5%
CaixaBank SA 197,511 802
Cellnex Telecom SA(Þ) 48,883 1,441
Industria de Diseno Textil SA 135,321 4,674
6,917
Sweden - 0.6%
Assa Abloy AB Class B 81,211 1,731
Atlas Copco AB Class B 57,216 642
Boliden AB(Æ) 12,353 318
SKF AB Class B 205,115 3,316
Telefonaktiebolaget LM Ericsson Class
B 472,791 2,124
8,131
Switzerland - 2.3%
ABB, Ltd. 45,054 1,515
Adecco Group AG 71,202 2,693
Julius Baer Group, Ltd. 33,652 1,993
Kuehne & Nagel International AG 1,864 504
Novartis AG 165,748 15,474
Sandoz Group AG(Æ) 18,598 484
SGS SA 7,175 585
Swatch Group AG (The) Class B 10,512 2,692
Swisscom AG 1,229 736
UBS Group AG 186,124 4,348
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 4,013 1,901
32,925
Taiwan - 2.2%
Catcher Technology Co., Ltd. 259,364 1,452
Hon Hai Precision Industry Co., Ltd. 498,000 1,488
Taiwan Semiconductor Manufacturing
Co., Ltd. 153,000 2,521
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 295,701 25,522
30,983
Thailand - 0.4%
Kasikornbank PCL 1,244,900 4,557
SCB X PCL 509,000 1,397
5,954
United Kingdom - 4.3%
AstraZeneca PLC 22,707 2,838
AstraZeneca PLC - ADR 49,104 3,105
Babcock International Group PLC(Æ) 214,294 1,023
BAE Systems PLC 24,927 335
BP PLC 989,637 6,041
British American Tobacco PLC 182,785 5,455
British Land Co. PLC (The)(ö) 242,584 882
BT Group PLC 1,209,524 1,665
CK Hutchison Holdings, Ltd. Class B 395,000 1,992
Compass Group PLC 182,629 4,608
easyJet PLC(Æ) 399,965 1,783
HSBC Holdings PLC 418,495 3,015
J Sainsbury PLC 393,681 1,232
Kingfisher PLC 531,225 1,361
Land Securities Group PLC(ö) 169,975 1,183
Lloyds Banking Group PLC 2,464,617 1,201
NatWest Group PLC 555,206 1,207
Schroders PLC 40,311 181
St. James's Place PLC 20,458 160
Standard Chartered PLC 546,508 4,224
Unilever PLC 187,590 8,888
Wausau Paper Corp. 346,580 2,985
Weir Group PLC (The) 273,559 5,698
61,062
United States - 49.5%
3M Co. 5,190 472
Abbott Laboratories 5,168 489
AbbVie, Inc. 2,558 361
Accenture PLC Class A 28,996 8,614
Adobe, Inc.(Æ) 18,748 9,975
Advanced Micro Devices, Inc.(Æ) 39,167 3,858
Aflac, Inc. 31,058 2,426
Agilent Technologies, Inc. 2,032 210
Air Products & Chemicals, Inc. 9,215 2,603
Airbnb, Inc. Class A(Æ) 20,579 2,434
Akamai Technologies, Inc.(Æ) 2,723 281
Albemarle Corp. 1,164 148
Align Technology, Inc.(Æ) 655 121
Allegion PLC 50,547 4,972

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
194 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allstate Corp. (The) 12,120 1,553
Alphabet, Inc. Class A(Æ) 28,976 3,595
Alphabet, Inc. Class C(Æ) 283,373 35,507
Amazon.com, Inc.(Æ) 187,375 24,938
American Express Co. 22,107 3,228
American Financial Group, Inc. 4,834 529
American Water Works Co., Inc. 8,964 1,055
Amgen, Inc. 1,298 332
Amphenol Corp. Class A 2,840 229
Analog Devices, Inc. 15,333 2,412
Ansys, Inc.(Æ) 12,196 3,394
AO Smith Corp. 8,618 601
Apollo Global Management, Inc. 15,936 1,234
Apple, Inc. 113,429 19,370
Applied Materials, Inc. 3,102 411
Arch Capital Group, Ltd.(Æ) 3,295 286
Archer-Daniels-Midland Co. 12,861 920
Arista Networks, Inc.(Æ) 1,626 326
ARM Holdings PLC - ADR(Æ) 29,811 1,469
Assurant, Inc. 2,437 363
AT&T, Inc. 15,093 232
Atmos Energy Corp. 6,654 716
Autodesk, Inc.(Æ) 28,110 5,555
Automatic Data Processing, Inc. 9,384 2,048
Bank of America Corp. 12,862 339
Becton Dickinson & Co. 28,632 7,238
Berkshire Hathaway, Inc. Class B(Æ) 2,422 827
Best Buy Co., Inc. 2,658 178
Bio Techne Corp. 2,523 138
Biogen, Inc.(Æ) 856 203
BlackRock, Inc. Class A 3,045 1,864
Blackstone Group, Inc. (The) Class A 22,012 2,033
Booking Holdings, Inc.(Æ) 1,290 3,598
Booz Allen Hamilton Holding Corp.
Class A 7,982 957
Bristol-Myers Squibb Co. 6,849 353
Broadcom, Inc. 2,554 2,149
Broadridge Financial Solutions, Inc. 4,914 838
Brown & Brown, Inc. 3,238 225
Brown-Forman Corp. Class B - ADR 3,202 180
Builders FirstSource, Inc.(Æ) 1,850 201
Burlington Stores, Inc.(Æ) 1,381 167
Cadence Design Systems, Inc.(Æ) 1,322 317
Cardinal Health, Inc. 11,866 1,080
Carlisle Cos., Inc. 874 222
Caterpillar, Inc. 874 198
CBRE Group, Inc. Class A(Æ) 4,130 286
Centene Corp.(Æ) 2,775 191
CF Industries Holdings, Inc. 2,569 205
CH Robinson Worldwide, Inc. 7,051 577
Charles Schwab Corp. (The) 171,774 8,939
Chesapeake Energy Corp. 2,384 205
Chevron Corp. 27,922 4,069
Chipotle Mexican Grill, Inc. Class
A(Æ) 1,294 2,513
Chubb, Ltd. 1,830 393
Cigna Group (The) 32,610 10,083
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cincinnati Financial Corp. 8,633 860
Cintas Corp. 642 326
Cisco Systems, Inc. 74,673 3,893
Citigroup, Inc. 52,536 2,075
Clorox Co. (The) 1,219 143
CME Group, Inc. Class A 69,740 14,887
Coca-Cola Co. (The) 64,044 3,618
Cognizant Technology Solutions Corp.
Class A 39,324 2,535
Colgate-Palmolive Co. 36,412 2,735
Comcast Corp. Class A 12,070 498
ConocoPhillips 6,180 734
Cooper Cos., Inc. (The) 21,464 6,691
Copart, Inc.(Æ) 7,942 346
Costco Wholesale Corp. 1,396 771
Coterra Energy, Inc. 45,726 1,257
Cummins, Inc. 1,594 345
CVS Health Corp. 10,327 713
Danaher Corp. 43,676 8,387
Deckers Outdoor Corp.(Æ) 408 244
Devon Energy Corp. 5,130 239
DexCom, Inc.(Æ) 1,658 147
Diamondback Energy, Inc. 1,715 275
Dick's Sporting Goods, Inc. 1,549 166
Discover Financial Services 1,823 150
Dow, Inc. 3,384 164
DR Horton, Inc. 4,289 448
DuPont de Nemours, Inc. 3,017 220
eBay, Inc. 6,771 266
Edwards Lifesciences Corp.(Æ) 2,972 189
Electronic Arts, Inc. 2,127 263
Elevance Health, Inc. 18,049 8,124
Eli Lilly & Co. 11,634 6,444
Elisa OYJ 20,810 1,515
Emerson Electric Co. 21,991 1,957
EOG Resources, Inc. 24,260 3,063
Equifax, Inc. 42,658 7,233
Equinix, Inc.(ö) 3,135 2,287
Equity LifeStyle Properties, Inc. Class
A(ö) 8,146 536
Erie Indemnity Co. Class A 1,170 323
Estee Lauder Cos., Inc. (The) Class A 1,386 179
Everest Re Group, Ltd. 583 231
Exact Sciences Corp.(Æ) 27,844 1,715
Expeditors International of Washington,
Inc. 2,045 223
Exxon Mobil Corp. 50,760 5,373
F5, Inc.(Æ) 1,377 209
Fastenal Co. 4,847 283
FedEx Corp. 2,486 597
Ford Motor Co. 22,012 215
Fortrea Holdings, Inc.(Æ) 1,396 40
Fortune Brands Innovations, Inc. 3,126 174
Fox Corp. Class A 6,225 189
Garmin, Ltd. 2,134 219
Gartner, Inc.(Æ) 572 190
General Dynamics Corp. 39,925 9,634

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Mills, Inc. 22,259 1,452
General Motors Co. 7,538 213
Genuine Parts Co. 7,315 943
Gilead Sciences, Inc. 43,854 3,444
Goldman Sachs Group, Inc. (The) 545 165
Graco, Inc. 2,431 181
GSK Finance No. 3 PLC 327,949 5,834
Haleon PLC 2,531,019 10,130
Halliburton Co. 87,164 3,429
Hartford Financial Services Group, Inc. 16,850 1,238
Hasbro, Inc. 3,407 154
HCA Healthcare, Inc. 45,507 10,291
Henry Schein, Inc.(Æ) 3,270 212
Hershey Co. (The) 6,970 1,306
Hess Corp. 1,671 241
Hewlett Packard Enterprise Co. 16,503 254
Holcim AG(Æ) 31,992 1,981
Hologic, Inc.(Æ) 3,159 209
Home Depot, Inc. (The) 4,580 1,304
Honeywell International, Inc. 15,822 2,900
Hormel Foods Corp. 13,568 442
Hubbell, Inc. Class B 755 204
HubSpot, Inc.(Æ) 4,718 1,999
Humana, Inc. 640 335
IDEXX Laboratories, Inc.(Æ) 602 240
Illinois Tool Works, Inc. 8,959 2,008
Intel Corp. 10,431 381
International Paper Co. 6,548 221
Intuit, Inc. 833 412
Intuitive Surgical, Inc.(Æ) 9,644 2,529
Jack Henry & Associates, Inc. 1,280 180
JM Smucker Co. (The) 5,048 575
Johnson & Johnson 29,665 4,400
JPMorgan Chase & Co. 37,159 5,167
Juniper Networks, Inc. 42,030 1,131
Kellanova 11,745 593
Keurig Dr Pepper, Inc. 31,799 964
Keysight Technologies, Inc.(Æ) 1,732 211
Kroger Co. (The) 102,728 4,661
Laboratory Corp. of America Holdings 799 160
Lam Research Corp. 489 288
Las Vegas Sands Corp. 57,899 2,748
Lennar Corp. Class A 1,912 204
Linde PLC 33,140 12,665
LKQ Corp. 4,071 179
LPL Financial Holdings, Inc. 988 222
Lululemon Athletica, Inc.(Æ) 8,096 3,186
M&T Bank Corp. 1,700 192
Marathon Oil Corp. 8,162 223
Marathon Petroleum Corp. 1,564 237
Markel Group, Inc.(Æ) 150 221
Marsh & McLennan Cos., Inc. 32,557 6,174
MasterCard, Inc. Class A 43,360 16,319
McCormick & Co., Inc. 10,667 682
McDonald's Corp. 3,745 982
Medtronic PLC 92,565 6,531
Merck & Co., Inc. 16,912 1,737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meta Platforms, Inc. Class A(Æ) 82,194 24,763
Microchip Technology, Inc. 25,086 1,788
Micron Technology, Inc. 90,705 6,065
Microsoft Corp. 143,820 48,627
Mid-America Apartment Communities,
Inc.(ö) 5,370 634
Moderna, Inc.(Æ) 1,966 149
Molina Healthcare, Inc.(Æ) 683 227
Mondelez International, Inc. Class A 29,128 1,929
MongoDB, Inc.(Æ) 5,486 1,890
Monolithic Power Systems, Inc. 383 169
Monster Beverage Corp.(Æ) 5,547 283
Nestle SA 127,592 13,765
Netflix, Inc.(Æ) 4,360 1,795
Nike, Inc. Class B 3,638 374
Nordson Corp. 859 183
Northern Trust Corp. 2,803 185
Northrop Grumman Corp. 13,877 6,542
Nucor Corp. 3,433 507
NVIDIA Corp. 21,694 8,847
NVR, Inc.(Æ) 50 271
Occidental Petroleum Corp. 4,173 258
Okta, Inc.(Æ) 20,186 1,361
Old Dominion Freight Line, Inc. 891 336
ON Semiconductor Corp.(Æ) 26,567 1,664
Oracle Corp. 2,995 310
Ovintiv, Inc. 5,525 265
Owens Corning 1,910 217
PACCAR Financial Corp. 3,720 307
Packaging Corp. of America 5,300 811
Palo Alto Networks, Inc.(Æ) 1,008 245
Parker-Hannifin Corp. 567 209
Paychex, Inc. 16,249 1,804
Paycom Software, Inc. 654 160
PepsiCo, Inc. 36,890 6,023
Pfizer, Inc. 27,384 837
Phillips 66 4,203 479
PNC Financial Services Group, Inc.
(The) 1,936 222
Pool Corp. 532 168
Principal Financial Group, Inc. 13,941 943
Procter & Gamble Co. (The) 57,902 8,687
Progressive Corp. (The) 2,395 379
Prologis, Inc.(ö) 21,257 2,142
PulteGroup, Inc. 3,451 254
QUALCOMM, Inc. 7,150 779
Quest Diagnostics, Inc. 1,464 190
Raytheon Technologies Corp. 42,894 3,491
Regeneron Pharmaceuticals, Inc.(Æ) 597 466
Regions Financial Corp. 11,553 168
Reliance Steel & Aluminum Co. 817 208
ResMed, Inc. 1,572 222
Revvity, Inc. 1,755 145
Robert Half, Inc. 7,140 534
Roche Holding AG 39,932 10,316
Ross Stores, Inc. 2,218 257
S&P Global, Inc. 31,637 11,051

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
196 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Salesforce, Inc.(Æ) 2,583 519
Sanofi - ADR 27,597 2,519
Schlumberger NV 294,815 16,409
Schneider Electric SE 17,695 2,721
Seagate Technology Holdings PLC 45,325 3,093
ServiceNow, Inc.(Æ) 6,191 3,602
Skyworks Solutions, Inc. 15,219 1,320
Snap-on, Inc. 2,704 697
Snowflake, Inc. Class A(Æ) 12,967 1,882
Spotify Technology SA(Æ) 14,726 2,426
Steel Dynamics, Inc. 2,256 240
Synopsys, Inc.(Æ) 664 312
Sysco Corp. 2,853 190
T Rowe Price Group, Inc. 2,252 204
Take-Two Interactive Software, Inc.(Æ) 1,624 217
Target Corp. 2,086 231
TE Connectivity, Ltd. 3,448 406
Teradyne, Inc. 1,877 156
Tesla, Inc.(Æ) 6,813 1,368
Texas Instruments, Inc. 2,559 363
Texas Pacific Land Corp. 154 284
TJX Cos., Inc. (The) 41,038 3,614
T-Mobile USA, Inc. 18,805 2,705
Toro Co. (The) 2,149 174
Tractor Supply Co. 810 156
Trade Desk, Inc. (The) Class A(Æ) 3,274 232
Travelers Cos., Inc. (The) 11,823 1,980
Uber Technologies, Inc.(Æ) 90,357 3,911
Ulta Beauty, Inc.(Æ) 684 261
Union Pacific Corp. 8,933 1,855
United Parcel Service, Inc. Class B 3,188 450
United Rentals, Inc. 908 369
United Therapeutics Corp.(Æ) 909 203
UnitedHealth Group, Inc. 23,511 12,592
US Bancorp 4,136 132
Valero Energy Corp. 3,281 417
Veeva Systems, Inc. Class A(Æ) 1,187 229
Veralto Corp.(Æ) 39,940 2,756
Verizon Communications, Inc. 9,662 339
Vertex Pharmaceuticals, Inc.(Æ) 1,253 454
Visa, Inc. Class A 4,447 1,045
Walgreens Boots Alliance, Inc. 5,522 116
Walmart, Inc. 4,645 759
Warner Bros Discovery, Inc.(Æ) 26,551 264
Waste Management, Inc. 18,705 3,074
Watsco, Inc. 570 199
Wells Fargo & Co. 98,814 3,930
Welltower, Inc.(ö) 34,047 2,847
West Pharmaceutical Services, Inc. 11,996 3,818
Weyerhaeuser Co.(ö) 6,295 181
WK Kellogg Co. 2,936 29
Workday, Inc. Class A(Æ) 1,060 224
WR Berkley Corp. 13,421 905
WW Grainger, Inc. 295 215
Zoetis, Inc. Class A 68,226 10,711
703,261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $1,145,493) 1,314,970
Preferred Stocks - 0.9%
Brazil - 0.1%
Raizen Energia SA
5.946% (Ÿ) 1,792,417 1,291
Germany - 0.4%
Henkel AG & Co. KGaA
2.564% (Ÿ) 37,676 2,713
Volkswagen AG
25.865% (Ÿ) 29,698 3,135
5,848
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 139,748 5,582
Total Preferred Stocks
(cost $13,457) 12,721
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 49,499,148 (∞) 49,484
Total Short-Term Investments
(cost $49,482) 49,484
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 2,055,905 (∞) 2,056
Total Other Securities
(cost $2,056) 2,056
Total Investments - 97.0%
(identified cost $1,210,488) 1,379,231
Other Assets and Liabilities,
Net - 3.0%
42,021
Net Assets - 100.0%
1,421,252

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
ABN AMRO Bank NV 03/26/20 EUR 219,356 10.22 2,241
2,947
Cellnex Telecom SA 06/17/22 EUR 48,883 36.90 1,804
1,441
WH Group, Ltd. 04/08/22 HKD 3,040,791 0.59 1,781 1,816
6,204
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 1,390 USD 292,751 12/23
(20,739)
S&P/TSX 60 Index Futures 48 CAD 10,896 12/23
(501)
SPI 200 Index Futures 240 AUD 40,698 12/23 (1,820)
Short Positions
CAC40 Euro Index Futures 445 EUR 30,692 11/23
602
DAX Index Futures 57 EUR 21,177 12/23
1,537
EURO STOXX 50 Index Futures 360 EUR 14,652 12/23
788
FTSE 100 Index Futures 405 GBP 29,678 12/23
1,246
FTSE/MIB Index Futures 50 EUR 6,918 12/23
253
Hang Seng Index Futures 54 HKD 46,289 11/23
(14)
IBEX 35 Index Futures 76 EUR 6,861 11/23
220
MSCI Emerging Markets Index Futures 1,676 USD 77,029 12/23
5,511
MSCI Singapore Index Futures 162 SGD 4,405 11/23
24
OMXS30 Index Futures 298 SEK 61,932 11/23
216
TOPIX Index Futures 189 JPY 4,260,060 12/23 1,264
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (11,413)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 6,890 USD 7,314 12/20/23 8
Bank of Montreal USD 5,038 AUD 7,828 12/20/23 (65)
Bank of Montreal CHF 11,011 USD 12,448 12/20/23 278
Bank of Montreal EUR 18,171 USD 19,586 12/20/23 316
Bank of Montreal GBP 6,009 USD 7,505 12/20/23 198
Bank of Montreal JPY 942,274 USD 6,483 12/20/23 218
Bank of New York USD 5,036 AUD 7,828 12/20/23 (62)
Bank of New York CHF 11,011 USD 12,447 12/20/23 276
Bank of New York EUR 18,171 USD 19,582 12/20/23 313
Bank of New York GBP 6,009 USD 7,504 12/20/23 197
Bank of New York JPY 942,274 USD 6,485 12/20/23 219
Citigroup USD 22,103 JPY 3,282,370 12/20/23 (276)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
198 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 5,045 AUD 7,828 12/20/23 (71)
HSBC CHF 11,011 USD 12,459 12/20/23 288
HSBC EUR 18,171 USD 19,595 12/20/23 325
HSBC GBP 6,009 USD 7,509 12/20/23 203
HSBC JPY 942,274 USD 6,490 12/20/23 224
Morgan Stanley USD 6,807 JPY 1,000,000 12/20/23 (157)
Morgan Stanley CAD 20,010 USD 14,610 12/20/23 168
Morgan Stanley SEK 41,100 USD 3,741 12/20/23 50
Royal Bank of Canada USD 5,045 AUD 7,828 12/20/23 (71)
Royal Bank of Canada USD 4,612 JPY 672,100 12/20/23 (142)
Royal Bank of Canada CAD 6,100 USD 4,542 12/20/23 139
Royal Bank of Canada CHF 11,011 USD 12,459 12/20/23 289
Royal Bank of Canada EUR 18,171 USD 19,604 12/20/23 334
Royal Bank of Canada GBP 6,009 USD 7,512 12/20/23 206
Royal Bank of Canada JPY 942,274 USD 6,492 12/20/23 226
State Street USD 13,519 CAD 18,275 12/20/23 (329)
State Street USD 6,550 DKK 45,281 12/20/23 (113)
State Street USD 4,220 NOK 45,071 12/20/23 (179)
State Street USD 172 NZD 290 12/20/23 (3)
State Street USD 6,172 SEK 68,382 12/20/23 (31)
State Street EUR 3,200 USD 3,451 12/20/23 58
State Street HKD 2,830 USD 362 12/20/23 —
State Street SGD 120 USD 89 12/20/23 1
Toronto Dominion Bank GBP 3,000 USD 3,653 12/20/23 5
UBS USD 5,050 AUD 7,828 12/20/23 (76)
UBS CHF 11,011 USD 12,468 12/20/23 298
UBS EUR 18,171 USD 19,605 12/20/23 337
UBS GBP 6,009 USD 7,510 12/20/23 204
UBS JPY 942,274 USD 6,490 12/20/23 224
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,027
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 5,954 $ —
$ —
$ 5,954 0 .4
Austria — 6,065 —
—
6,065 0 .4
Belgium — 3,635 —
—
3,635 0 .3
Brazil 9,788 — —
—
9,788 0 .7
Burkina Faso 957 — —
—
957 0 .1

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 199
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Canada 35,966 — —
—
35,966 2 .5
China 6,197 4,747 —
—
10,944 0 .8
Denmark — 7,191 —
—
7,191 0 .5
Finland 80 4,903 —
—
4,983 0 .3
France — 68,018 —
—
68,018 4 .8
Germany — 37,341 —
—
37,341 2 .6
Hong Kong — 18,560 —
—
18,560 1 .3
India 9,674 — —
—
9,674 0 .7
Ireland 2,132 9,009 —
—
11,141 0 .8
Italy — 14,860 —
—
14,860 1 .0
Japan — 111,791 —
—
111,791 7 .9
Luxembourg — 5,772 —
—
5,772 0 .4
Malaysia — 1,481 —
—
1,481 0 .1
Mexico — 926 —
—
926 0 .1
Netherlands 138 57,926 —
—
58,064 4 .1
Norway — 388 —
—
388 —
*
Russia — — —
—
— —
Singapore — 5,820 —
—
5,820 0 .4
South Africa — 6,289 —
—
6,289 0 .4
South Korea 2,512 27,617 —
—
30,129 2 .1
Spain — 6,917 —
—
6,917 0 .5
Sweden — 8,131 —
—
8,131 0 .6
Switzerland 484 32,441 —
—
32,925 2 .3
Taiwan 25,522 5,461 —
—
30,983 2 .2
Thailand — 5,954 —
—
5,954 0 .4
United Kingdom 3,105 57,957 —
—
61,062 4 .3
United States 655,995 47,266 —
—
703,261 49 .5
Preferred Stocks 1,291 11,430 — — 12,721 0 .9
Short-Term Investments — — — 49,484 49,484 3 .5
Other Securities — — — 2,056 2,056 0 .1
Total Investments 753,841 573,850 — 51,540 1,379,231 97 .0
Other Assets and Liabilities, Net
3 .0
100 .0
Other Financial Instruments
Assets
Futures Contracts 11,661 — — — 11,661 0 .8
Foreign Currency Exchange Contracts — 5,602 — — 5,602 0 .4
A
Liabilities
Futures Contracts (23,074) — — — (23,074) (1 .6)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
200 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts — (1,575) — — (1,575) (0 .1)
Total Other Financial Instruments
**
$ (11,413) $ 4,027 $ — $ — $ (7,386)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
144,671
Consumer Staples ...............................................................................
95,403
Energy ................................................................................................
79,923
Financial Services ..............................................................................
255,421
Health Care ........................................................................................
178,624
Materials and Processing ...................................................................
62,470
Producer Durables ..............................................................................
157,374
Technology .........................................................................................
315,282
Utilities ...............................................................................................
25,802
Preferred Stocks
Consumer Discretionary ....................................................................
3,135
Consumer Staples ...............................................................................
2,713
Technology .........................................................................................
5,582
Utilities ...............................................................................................
1,291
Short-Term Investments .............................................................
49,484
Other Securities ...........................................................................
2,056
Total Investments ............................................................................... 1,379,231

Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 201
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,602
Variation margin on futures contracts* 11,661 —
Total
$ 11,661 $ 5,602
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 23,074 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,575
Total
$ 23,074 $ 1,575
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 14,091 $ —
Foreign currency exchange contracts — 1,129
Total
$ 14,091 $ 1,129
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (12,061) $ —
Foreign currency exchange contracts — 1,958
Total
$ (12,061) $ 1,958
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
202 Global Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,991 $ — $ 1,991
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 5,602 — 5,602
Total Financial and Derivative Assets
7,593 — 7,593
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,593 $ — $ 7,593
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 7 $ — $ — $ 7
Bank of Montreal
1,011 64 — 947
Bank of New York
1,005 62 — 943
Barclays
1,460 — 1,460 —
Goldman Sachs
462 — 462 —
HSBC
1,040 71 — 969
Morgan Stanley
218 157 — 61
Royal Bank of Canada
1,195 214 — 981
State Street
59 59 — —
Toronto Dominion Bank
5 — — 5
UBS
1,131 76 69 986
Total
$ 7,593 $ 703 $ 1,991 $ 4,899

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 203
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,575 $ — $ 1,575
Total Financial and Derivative Liabilities
1,575 — 1,575
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,575 $ — $ 1,575
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 64 $ 64 $ — $ —
Bank of New York 62 62 — —
Citigroup 276 — — 276
HSBC 71 71 — —
Morgan Stanley 157 157 — —
Royal Bank of Canada 214 214 — —
State Street 655 59 — 596
UBS 76 76 — —
Total
$ 1,575 $ 703 $ — $ 872
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
204 Global Equity Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,210,488
Investments, at fair value(*)(>) ....................................................................................................................................................
1,379,231
Foreign currency holdings(^) ....................................................................................................................................................... 4,309
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,602
Receivables:
Dividends and interest ...................................................................................................................................................... 2,101
Dividends from affiliated funds ....................................................................................................................................... 272
Investments sold ............................................................................................................................................................... 6
Fund shares sold ............................................................................................................................................................... 706
Foreign capital gains taxes recoverable ........................................................................................................................... 1,957
From broker(a) ................................................................................................................................................................. 44,185
Total assets ...............................................................................................................................................................
1,438,369
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 849
Accrued fees to affiliates .................................................................................................................................................. 1,017
Other accrued expenses .................................................................................................................................................... 220
Variation margin on futures contracts .............................................................................................................................. 11,400
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,575
Payable upon return of securities loaned ..................................................................................................................................... 2,056
Total liabilities ...........................................................................................................................................................
17,117
Net Assets ...............................................................................................................................................................
$ 1,421,252

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 205
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 145,473
Shares of beneficial interest .........................................................................................................................................................
1,721
Additional paid-in capital ............................................................................................................................................................
1,274,058
Net Assets ...............................................................................................................................................................
$ 1,421,252
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.66
Class A — Net assets ........................................................................................................................................................... $ 8,061,194
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 987,866
Net asset value per share: Class C (#) .......................................................................................................................................... $ 7.95
Class C — Net assets ........................................................................................................................................................... $ 2,534,048
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 318,575
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.28
Class M — Net assets .......................................................................................................................................................... $ 230,720,335
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 27,861,694
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.28
Class S — Net assets ............................................................................................................................................................ $ 528,000,899
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 63,783,105
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.24
Class Y — Net assets ........................................................................................................................................................... $ 651,935,870
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 79,129,084
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,363
(*)     Securities on loan included in investments $ 1,991
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 51,540
(a)   Receivable from Broker for Futures $ 44,185
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
206 Global Equity Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 35,998
Dividends from affiliated funds ....................................................................................................................................... 2,731
Interest .............................................................................................................................................................................. 1,034
Securities lending income (net) ....................................................................................................................................... 126
Less foreign taxes withheld ............................................................................................................................................. (3,390)
Total investment income ..............................................................................................................................................................
36,499
Expenses
Advisory fees ................................................................................................................................................................... 14,190
Administrative fees .......................................................................................................................................................... 733
Custodian fees .................................................................................................................................................................. 266
Distribution fees - Class A ............................................................................................................................................... 19
Distribution fees - Class C ............................................................................................................................................... 22
Transfer agent fees - Class A ........................................................................................................................................... 15
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 369
Transfer agent fees - Class S ............................................................................................................................................ 884
Transfer agent fees - Class Y ........................................................................................................................................... 39
Professional fees .............................................................................................................................................................. 136
Registration fees ............................................................................................................................................................... 231
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 84
Printing fees ..................................................................................................................................................................... 45
Miscellaneous .................................................................................................................................................................. 55
Expenses before reductions .............................................................................................................................................. 17,101
Expense reductions .......................................................................................................................................................... (3,953)
Net expenses ................................................................................................................................................................................
13,148
Net investment income (loss) .......................................................................................................................................................
23,351
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $ (2) ) .................................................................................................. (4,411)
Investments in affiliated funds ......................................................................................................................................... (30)
Futures contracts .............................................................................................................................................................. 14,091
Foreign currency exchange contracts ............................................................................................................................... 1,129
Foreign currency-related transactions .............................................................................................................................. (3,094)
Net realized gain (loss) ................................................................................................................................................................
7,685
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $ 4) ............................................................. 150,338
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (12,061)
Foreign currency exchange contracts ............................................................................................................................... 1,958
Foreign currency-related transactions .............................................................................................................................. 178
Net change in unrealized appreciation (depreciation) ................................................................................................................. 140,419
Net realized and unrealized gain (loss) ........................................................................................................................................ 148,104
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 171,455

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 207
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 23,351 $ 17,588
Net realized gain (loss) ....................................................................................................................... 7,685 (8,831)
Net change in unrealized appreciation (depreciation) ........................................................................ 140,419 (219,698)
Net increase (decrease) in net assets from operations .............................................................................. 171,455 (210,941)
Distributions
To shareholders
Class A .......................................................................................................................................... (126) (598)
Class C .......................................................................................................................................... (26) (242)
Class M ......................................................................................................................................... (3,498) (518)
Class S .......................................................................................................................................... (8,158) (7,654)
Class Y .......................................................................................................................................... (18,541) (81,370)
Net decrease in net assets from distributions ............................................................................................ (30,349) (90,382)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 262,635 (22,778)
Total Net Increase (Decrease) in Net Assets ........................................................................
403,741 (324,101)
Net Assets
Beginning of period .................................................................................................................................. 1,017,511 1,341,612
End of period .............................................................................................................................................
$ 1,421,252 $ 1,017,511

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
208 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 505 $ 4,084 30 $ 271
Proceeds from reinvestment of distributions 17 126 66 598
Payments for shares redeemed (394) (3,073) (188) (1,560)
Net increase (decrease)
128 1,137 (92) (691)
Class C
Proceeds from shares sold 23 192 8 65
Proceeds from reinvestment of distributions 4 26 28 242
Payments for shares redeemed (131) (1,015) (47) (383)
Net increase (decrease)
(104) (797) (11) (76)
Class M
Proceeds from shares sold 29,646 236,948 1,745 13,314
Proceeds from reinvestment of distributions 458 3,497 57 518
Payments for shares redeemed (4,574) (38,332) (256) (2,233)
Net increase (decrease)
25,530 202,113 1,546 11,599
Class S
Proceeds from shares sold 62,056 492,172 3,098 23,914
Proceeds from reinvestment of distributions 1,064 8,121 814 7,429
Payments for shares redeemed (12,537) (103,316) (2,701) (23,217)
Net increase (decrease)
50,58 3 396,977 1,211 8,126
Class Y
Proceeds from shares sold 1,573 12,584 4,717 34,424
Proceeds from reinvestment of distributions 2,446 18,541 8,991 81,370
Payments for shares redeemed (43,436) (367,920) (18,212) (157,530)
Net increase (decrease)
(39,417) (336,795) (4,504) (41,736)
Total increase (decrease)
36,72 0 $ 262,635 (1,850) $ (22,778)

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
210 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 7.44 .09 .76 .85 (.13) —
October 31, 2022 9.69 .09 (1.71) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
Class C
October 31, 2023 7.25 .03 .73 .76 (.06) —
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
Class M
October 31, 2023 7.55 .13 .76 .89 (.16) —
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
Class S
October 31, 2023 7.56 .12 .76 .88 (.16) —
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
Class Y
October 31, 2023 7.51 .13 .76 .89 (.16) —
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 211
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)
%
Portfolio
Turnover Rate
(.13) 8.16 11.52 8,061 1.49 1.24 1.14 43
(.63) 7.44 (17.81) 6,399 1.50 1.24 1.13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(.06) 7.95 10.57 2,534 2.24 1.99 .39 43
(.56) 7.25 (18.38) 3,062 2.25 1.99 .37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(.16) 8.28 11.96 230,720 1.24 .89 1.53 43
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(.16) 8.28 11.75 528,001 1.24 .99 1.42 43
(.66) 7.56 (17.55) 99,740 1.25 .99 1.37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(.16) 8.24 12.04 651,936 1.04 .79 1.61 43
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
212 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 833,327
Administrative fees 59,919
Distribution fees 3,433
Shareholder servicing fees 574
Transfer agent fees 116,033
Trustee fees 3,333
$ 1,016,619
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 79,330 $ 1,214,226 $ 1,244,048 $ (30) $ 6 $ 49,484 $ 2,731 $ —
U.S. Cash Collateral Fund — 177,872 175,816 — — 2,056 413 —
$ 79,330 $ 1,392,098 $ 1,419,864 $ (30) $ 6 $ 51,540 $ 3,144 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,224,138,774 $ 223,191,230 $ (71,881,683) $ 151,309,547 $ 19,456,845 $ (29,258,814)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 30,348,5 25 $ — $ — $ 55,113,468 $ 35,269,031 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
214 Emerging Markets Fund
Emerging Markets Fund - Class A
‡
Total
Return
1 Year 3 .67%
5 Years (1 .54)%§
10 Years (0 .74)%§
Emerging Markets Fund - Class C
Total
Return
1 Year 9 .09%
5 Years (1 .11)%§
10 Years (0 .89)%§
Emerging Markets Fund - Class M
‡‡
Total
Return
1 Year 10 .36%
5 Years (0 .01)%§
10 Years 0 .18%§
Emerging Markets Fund - Class R6
‡‡‡
Total
Return
1 Year 10 .39%
5 Years 0 .05%§
10 Years 0 .28%§
Emerging Markets Fund - Class S
Total
Return
1 Year 10.29%
5 Years (0.10)%§
10 Years 0.11%§
Emerging Markets Fund - Class Y
Total
Return
1 Year 10.44%
5 Years 0.07%§
10 Years 0.29%§
MSCI Emerging Markets Index (Net)
**
Total
Return
1 Year 10 .80%
5 Years 1 .59%§
10 Years 1 .19%§
Emerging Markets Linked Benchmark
***
Total
Return
1 Year 10 .80%
5 Years 1 .59%§
10 Years 1 .38%§

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Emerging Markets Fund 215
The Emerging Markets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had seven money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class R6, Class S and Class
Y Shares gained 9.97%, 9.09%, 10.36%, 10.39%, 10.29% and
10.44%. This is compared to the Fund’s benchmark, the MSCI
Emerging Markets Index (Net), which gained 10.80% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Diversified Emerging
Markets Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 11.23%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, the MSCI Emerging Markets Index (Net)
(“EM Index”) returned 10.80%. Comparatively, the MSCI
World Index, representing developed markets, posted a gain
of 10.48%. Notably, emerging markets, as reflected by the EM
Index, slightly outperformed developed markets during this
period. The returns of the EM Index were driven to a large degree by China’s rebound following the Politburo meeting at the end of October 2022, as China saw gains of more than 50% for the short period from the end of October 2022 to the end of January
2023 before giving up some of its gains through the end of the fiscal year. Taiwan also strongly contributed to the performance of the EM Index, driven by the semiconductor industry,
with companies like Taiwan Semiconductor Manufacturing
Company Limited and MediaTek leading the way. These firms
benefitted from the overarching theme of artificial intelligence, demonstrating Taiwan's strategic position in the global supply chain.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
From a country point of view, the Fund’s underweight to India
(and underweight to Adani Group companies in particular) was beneficial, as concerns linked to corporate governance weighed on the overall market return in India and India underperformed the EM Index for the fiscal year. The Fund’s underweight to
Saudi Arabia was also beneficial.
The Fund’s strong stock selection within financials was additive to performance. Stock selection within China was the main
detractor to performance, in particular underweights to Tencent within communication services and to PDD Holdings and Li
Auto within the consumer discretionary space.
With respect to the Fund’s money managers, Numeric Investors
LLC, a quantitative money manager, and Oaktree Fund Advisors,
LLC, a market-oriented style money manager, outperformed the
Fund’s benchmark. Axiom Investors LLC, a growth style money
manager, underperformed the Fund’s benchmark, as the money
manager suffered from headwinds to its earnings revisions
strategy following a very volatile year, especially within the
China opportunity set.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM managed a positioning strategy that seeks to manage Fund-level exposures, including style, factor, currency and country, through the direct purchase of emerging markets stocks. Using the output from quantitative and/or
rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the fiscal year, the strategy sought stocks that were less expensive than their historic averages, as well as stocks that displayed stronger momentum than the overall market. During the
fiscal year, the positioning strategy outperformed the Fund’s benchmark. The strategy’s tilts toward value and momentum
were beneficial. In addition, from the beginning of the fiscal year until January 2023, a small allocation of the positioning strategy used to mitigate underweights to large cap internet platforms

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
216 Emerging Markets Fund
such as Tencent and Alibaba, was additive and performed as
intended.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In March 2023, RIM hired Barrow, Hanley, Mewhinney &
Strauss, LLC and terminated AllianceBernstein L.P. as a money manager for the Fund. Allocations to other money manager
strategies were adjusted as a result.
In September 2023, RIM hired Pzena Investment Management,
LLC and Sands Capital Management, LLC and terminated
Neuberger Berman Investment Advisors LLC as money
managers for the Fund. Allocations to other money manager
strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Axiom Investors LLC Growth
Barrow, Hanley, Mewhinney & Strauss,
LLC Value
Consilium Investment Management, LLC Market Oriented
Numeric Investors, LLC Market Oriented
Oaktree Fund Advisors, LLC Market Oriented
Pzena Investment Management, LLC Value
Sands Capital Management, LLC Growth
* Assumes initial investment on November 1, 2013.
** MSCI Emerging Markets Index (Net) is a free float ‐ adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.
*** Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets
Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to the date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Emerging Markets Fund 217
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 940.90 $ 1,018.05
Expenses Paid During Period* $ 6.95 $ 7.22
* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 937.60 $ 1,014.27
Expenses Paid During Period* $ 10.60 $ 11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 943.30 $ 1,019.81
Expenses Paid During Period* $ 5.24 $ 5.45
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
218 Emerging Markets Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 943.50 $ 1,020.01
Expenses Paid During Period* $ 5.05 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.70 $ 1,019.31
Expenses Paid During Period* $ 5.73 $ 5.96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 943.40 $ 1,020.16
Expenses Paid During Period* $ 4.90 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Argentina - 0.3%
Globant SA(Æ) 11,205 1,908
Austria - 0.1%
Erste Group Bank AG 19,021 680
Brazil - 7.8%
Ambev SA(Æ) 1,388,774 3,542
B3 SA - Brasil Bolsa Balcao 971,023 2,138
Banco Bradesco SA - ADR 930,045 2,595
Banco BTG Pactual SA(Æ) 372,970 2,190
Banco do Brasil SA 208,597 2,000
Centrais Eletricas Brasileiras SA 241,041 1,666
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,216 292
Dexco SA(Æ) 1,086,078 1,478
Equatorial Energia SA 85,788 538
Gerdau SA - ADR 277,384 1,204
Itau Unibanco Holding SA - ADR(Æ) 217,524 1,155
Localiza Rent a Car SA(Æ) 380,096 3,835
Lojas Renner SA(Æ) 392,057 953
MercadoLibre, Inc.(Æ) 5,490 6,812
Natura & Co. Holding SA(Æ) 296,422 750
NU Holdings, Ltd. Class A(Æ) 598,350 4,906
Petro Rio SA(Æ) 51,522 487
Petroleo Brasileiro SA 72,084 541
Petroleo Brasileiro SA - ADR 414,919 6,102
Raia Drogasil SA 486,903 2,491
Suzano SA 41,043 420
Telefonica Brasil SA 37,845 339
TIM SA 425,226 1,279
Vale SA Class B - ADR 310,187 4,253
Vibra Energia SA(Æ) 477,583 1,875
WEG SA 524,819 3,436
XP, Inc. Class A 95,890 1,918
59,195
Chile - 0.2%
Colbun SA 1,623,736 236
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ) 19,888 962
1,198
China - 25.5%
3SBio, Inc. Class A(Þ) 460,000 409
Agricultural Bank of China, Ltd. Class
H 3,214,000 1,195
Airtac International Group 5,000 164
Alibaba Group Holding, Ltd.(Æ) 1,148,400 11,832
Alibaba Group Holding, Ltd. - ADR 50,365 4,157
Aluminum Corp. of China, Ltd. Class A 1,559,200 1,326
Aluminum Corp. of China, Ltd. Class H 2,828,000 1,514
Anhui Conch Cement Co., Ltd. Class H 813,235 2,037
Anta Sports Products, Ltd. 365,800 4,119
Autohome, Inc. - ADR 56,470 1,511
Baidu, Inc. Class A(Æ) 395,350 5,180
Baidu, Inc. - ADR(Æ) 14,070 1,477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of China, Ltd. Class H 5,085,000 1,789
Bank of Communications Co., Ltd.
Class H 741,000 438
Beijing Caishikou Department Store
Co., Ltd. Class A 136,498 259
Beijing Tiantan Biological Products
Corp., Ltd. Class A 68,800 272
BOC Hong Kong Holdings, Ltd. 511,000 1,353
BYD Co., Ltd. Class A 42,366 1,382
BYD Co., Ltd. Class H 24,000 730
CGN Power Co., Ltd. Class H(Þ) 1,047,000 252
China CITIC Bank Corp., Ltd. Class H 1,085,679 486
China Construction Bank Corp. Class H 8,796,712 4,978
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China International Capital Corp., Ltd.
Class H(Þ) 1,055,200 1,693
China Life Insurance Co., Ltd. Class H 613,000 830
China Mengniu Dairy Co., Ltd.(Æ) 984,000 3,242
China Merchants Bank Co., Ltd. Class
A 106,900 450
China Merchants Bank Co., Ltd. Class
H 542,352 2,057
China Overseas Land & Investment,
Ltd. 1,614,000 3,047
China Pacific Insurance Group Co., Ltd.
Class H 60,000 148
China Petroleum & Chemical Corp.
Class H 5,884,000 3,007
China Railway Group, Ltd. Class H 685,000 323
China Resources Beer Holdings Co.,
Ltd. 102,000 539
China Resources Land, Ltd. 576,000 2,155
China Tourism Group Duty Free Corp.,
Ltd. Class A 55,786 722
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 89,000 1,004
China Tower Corp., Ltd. Class H(Þ) 3,834,000 359
China Yangtze Power Co., Ltd. Class A 125,300 386
CIMC Vehicles Group Co., Ltd.(Æ) 127,300 176
CITIC Securities Co., Ltd. Class H 627,500 1,233
CITIC, Ltd. 479,000 407
CMOC Group, Ltd. Class H 234,000 140
Contemporary Amperex Technology
Co., Ltd. Class A 25,200 640
COSCO SHIPPING Holdings Co., Ltd.
Class H 579,500 589
CSPC Pharmaceutical Group, Ltd. 1,231,000 1,074
Daqo New Energy Corp. - ADR(Æ) 41,475 1,056
Dong-E-E-Jiao Co., Ltd. Class A 71,900 456
Eastroc Beverage Group Co., Ltd.(Æ) 20,200 531
ENN Energy Holdings, Ltd. 212,200 1,620
FAW Jiefang Group Co., Ltd. Class
A(Æ) 541,400 683
Focus Media Information Technology
Co., Ltd. Class A 2,461,500 2,329

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
220 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,138
Fuyao Glass Industry Group Co., Ltd.
Class A 65,800 335
Geely Automobile Holdings, Ltd. 1,385,000 1,569
GF Securities Co., Ltd. Class H 1,269,800 1,651
Great Wall Motor Co., Ltd. Class H 1,205,500 1,681
Guangdong Baolihua New Energy
Stock Co., Ltd. Class A 126,500 84
H World Group, Ltd. - ADR(Æ) 13,050 491
Haidilao International Holding, Ltd.(Þ) 390,000 985
Haier Smart Home Co., Ltd. Class H 1,384,000 3,925
Hangcha Group Co., Ltd. Class A 29,400 88
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 739
Henan Pinggao Electric Co., Ltd. Class
A 306,300 455
Hisense Home Appliances Group Co,.
Ltd. Class A 117,400 384
Industrial & Commercial Bank of
China, Ltd. Class H 7,963,401 3,828
Industrial Bank Co., Ltd. Class A 174,689 360
JD.com, Inc. Class A 104,126 1,320
JD.com, Inc. - ADR 69,455 1,766
Jiangling Motors Corp., Ltd. Class A 129,400 289
Jinduicheng Molybdenum Co., Ltd.
Class A 74,000 102
Kanzhun, Ltd. - ADR(Æ) 45,706 676
KE Holdings, Inc. - ADR 40,794 600
Kingsoft Corp., Ltd. 206,600 719
Kuaishou Technology(Æ)(Þ) 134,200 863
Kunlun Energy Co., Ltd. 822,000 685
Kweichow Moutai Co., Ltd. Class A 11,063 2,549
Lenovo Group, Ltd. 1,906,701 2,229
Li Auto, Inc. - ADR(Æ)(Ñ) 28,843 975
Longfor Group Holdings, Ltd.(Þ) 698,000 1,022
Luzhou Laojiao Co., Ltd. Class A 21,423 629
Maoyan Entertainment(Æ)(Þ) 327,800 393
Meituan Class B(Æ)(Þ) 169,328 2,406
Midea Group Co., Ltd. Class A 78,092 565
MINISO Group Holding, Ltd. - ADR 47,713 1,208
Muyuan Foods Co., Ltd. Class A 171,254 884
NetEase, Inc. 117,600 2,515
NetEase, Inc. - ADR 31,315 3,348
Nexteer Automotive Group, Ltd. 631,000 304
Nongfu Spring Co., Ltd. Class H(Þ) 31,800 181
Offshore Oil Engineering Co., Ltd.
Class A 1,037,001 885
PDD Holdings, Inc. - ADR(Æ) 1,302 132
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,325,000 439
PetroChina Co., Ltd. Class H 716,000 467
PICC Property & Casualty Co., Ltd.
Class H 1,752,545 2,002
Ping An Insurance Group Co. of China,
Ltd. Class A 80,800 502
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class H 1,240,000 6,268
Shanghai International Airport Co., Ltd.
Class A(Æ) 197,700 1,008
Shanghai Rural Commercial Bank Co.,
Ltd.(Æ) 574,900 469
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 8,600 336
Sieyuan Electric Co., Ltd. Class A 68,100 460
Sinopharm Group Co., Ltd. Class H 120,000 289
Sinotruk Jinan Truck Co., Ltd. Class A 174,200 353
Sunny Optical Technology Group Co.,
Ltd. 139,200 1,175
Suofeiya Home Collection Co., Ltd.
Class A 380,000 941
Tencent Holdings, Ltd. 513,280 19,014
Tencent Music Entertainment Group
- ADR(Æ) 60,824 442
Tingyi Cayman Islands Holding Corp. 1,028,000 1,363
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 310,800 593
TravelSky Technology, Ltd. Class H 27,000 43
Trip.com Group, Ltd.(Æ) 23,650 806
Trip.com Group, Ltd. - ADR(Æ) 140,739 4,785
Unilumin Group Co., Ltd. Class A 413,000 363
Vipshop Holdings, Ltd. - ADR 60,744 866
Weichai Power Co., Ltd. Class H 2,076,000 3,103
Western Mining Co., Ltd. Class A 376,400 649
Wilmar International, Ltd. 862,200 2,248
Wuliangye Yibin Co., Ltd. Class A 23,000 491
WuXi AppTec Co., Ltd. Class A 115,100 1,362
WuXi AppTec Co., Ltd. Class H(Þ) 169,583 2,048
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 201,000 1,250
Xiaomi Corp. Class B(Æ)(Þ) 1,184,800 2,130
Xinyi Glass Holdings, Ltd. 761,000 878
Xuji Electric Co., Ltd. Class A 57,285 135
Yankershop Food Co., Ltd. Class A 36,500 393
Yihai International Holding, Ltd.(Æ) 90,000 164
Yum China Holdings, Inc. 81,002 4,257
Yunnan Copper Co., Ltd. Class A 352,100 534
Zhejiang Longsheng Group Co., Ltd.
Class A 1,457,000 1,775
Zijin Mining Group Co., Ltd. Class H 2,128,000 3,306
ZTO Express, Inc. - ADR 110,036 2,594
193,015
Denmark - 0.1%
Novo Nordisk A/S Class B 6,560 633
France - 0.2%
Hermes International 280 525
L'Oreal SA 1,511 634
LVMH Moet Hennessy Louis Vuitton
SE - ADR 146 104
1,263
Georgia - 0.1%
TBC Bank Group PLC 29,355 958

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greece - 0.5%
Alpha Services and Holdings SA(Æ) 1,311,990 1,959
Mytilineos Holdings SA 10,071 373
OPAP SA 69,640 1,181
3,513
Guernsey - 0.1%
VinaCapital Vietnam Opportunity Fund,
Ltd. 184,668 990
Hong Kong - 1.5%
AIA Group, Ltd. 341,200 2,972
ASM Pacific Technology, Ltd. 138,100 1,172
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. - ADR 1,001,000 1,324
Nine Dragons Paper Holdings, Ltd. 1,767,000 1,004
Orient Overseas International, Ltd. 87,287 1,101
Pacific Basin Shipping, Ltd. 6,028,208 1,749
Proya Cosmetics Co., Ltd.(Æ) 22,400 318
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 3,189,000 1,238
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
10,946
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 48,167 383
OTP Bank PLC 105,036 3,904
Richter Gedeon Nyrt 17,124 402
4,689
Iceland - 0.0%
Marel HF 106,539 293
India - 13.6%
ABB, Ltd. 11,077 547
Apollo Hospitals Enterprise, Ltd. 45,880 2,652
Ashok Leyland, Ltd. 83,200 168
Asian Paints, Ltd. 105,347 3,794
Aurobindo Pharma, Ltd. 283,168 2,891
Axis Bank, Ltd. 227,506 2,685
Bajaj Auto, Ltd. 5,754 367
Bajaj Finance, Ltd. 71,349 6,423
Bandhan Bank, Ltd.(Þ) 256,936 661
Bharat Electronics, Ltd. 1,110,975 1,778
Bharat Petroleum Corp., Ltd. 64,739 272
Bharti Airtel, Ltd. 94,106 1,034
Britannia Industries, Ltd. 47,332 2,516
Cipla, Ltd. 76,496 1,102
DLF, Ltd. 26,662 181
Dr Reddy's Laboratories, Ltd. - ADR 25,606 1,668
Eicher Motors, Ltd. 10,269 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GAIL India, Ltd. 334,139 480
Godrej Consumer Products, Ltd. 30,722 366
Grasim Industries, Ltd. 22,231 504
HCL Technologies, Ltd. 122,695 1,883
HDFC Bank, Ltd. 303,773 5,393
HDFC Life Insurance Co., Ltd.(Þ) 14,925 111
Hindalco Industries, Ltd. 103,233 571
Hindustan Aeronautics, Ltd.(Þ) 67,420 1,477
ICICI Bank, Ltd. 152,759 1,680
ICICI Bank, Ltd. - ADR 157,257 3,489
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 240,335 1,517
Indian Hotels Co., Ltd. 343,166 1,582
Indian Oil Corp., Ltd. 399,615 430
IndusInd Bank, Ltd. 113,655 1,969
Infosys, Ltd. 16,326 269
Infosys, Ltd. - ADR 114,683 1,883
ITC, Ltd. 228,700 1,177
Jio Financial Services, Ltd.(Æ) 105,276 278
JSW Steel, Ltd. 96,943 858
Jubilant Foodworks, Ltd. 232,845 1,402
Larsen & Toubro, Ltd. 125,989 4,435
Mahindra & Mahindra, Ltd. 70,580 1,237
MakeMyTrip, Ltd.(Æ) 18,993 736
Maruti Suzuki India, Ltd. 8,605 1,074
Nestle India, Ltd. 2,279 663
NTPC, Ltd. 197,522 560
Page Industries, Ltd. 547 248
Polycab India, Ltd. 20,175 1,193
Poonawalla Fincorp, Ltd. 21,133 90
Power Finance Corp., Ltd. 614,456 1,821
Power Grid Corp. of India, Ltd. 1,361,624 3,307
Reliance Industries, Ltd. 208,450 5,749
Rural Electrification Corp., Ltd. 251,065 868
Shriram Transport Finance Co., Ltd. 97,868 2,209
Siemens, Ltd. 15,096 604
Sona BLW Precision Forgings, Ltd.(Þ) 36,378 237
State Bank of India 346,968 2,359
Tata Consultancy Services, Ltd. 28,184 1,143
Tata Motors, Ltd. 304,442 2,300
Tata Steel, Ltd. 1,104,351 1,576
Titagarh Rail System, Ltd. 55,665 510
Titan Co., Ltd. 121,028 4,640
Trent, Ltd. 14,776 383
Triveni Turbine, Ltd.(Æ) 50,979 220
TVS Motor Co., Ltd. 98,159 1,879
UltraTech Cement, Ltd. 19,170 1,941
United Phosphorus, Ltd. 149,011 968
Varun Beverages, Ltd 149,365 1,631
Zomato., Ltd.(Æ) 1,337,191 1,698
102,744
Indonesia - 3.0%
Astra International Tbk PT 7,143,505 2,588
Bank Central Asia Tbk PT 8,443,300 4,655
Bank Mandiri Persero Tbk PT 8,850,600 3,172
Bank Negara Indonesia Persero Tbk PT 1,297,226 391

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
222 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Rakyat Indonesia Persero Tbk PT 27,407,354 8,567
Indofood Sukses Makmur Tbk PT 1,176,601 493
Matahari Putra Prima Tbk PT(Æ) 51,106,400 196
Mitra Adiperkasa Tbk PT 2,840,400 309
Sumber Alfaria Trijaya Tbk PT 4,571,300 831
Telkom Indonesia Persero Tbk PT 5,068,100 1,114
Vale Indonesia Tbk PT 789,700 246
22,562
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 56,692 710
Kaspi.KZ JSC - GDR(Þ) 21,358 1,931
2,641
Kuwait - 0.1%
Kuwait Finance House 87,600 194
Mobile Telecommunications Co. KSCP 546,058 849
1,043
Macao - 0.8%
Galaxy Entertainment Group, Ltd. 930,000 5,209
Sands China, Ltd.(Æ) 395,837 1,062
6,271
Malaysia - 0.4%
Malayan Banking BHD 358,100 678
Malaysia Airports Holdings BHD 90,700 141
Petronas Chemicals Group BHD 786,600 1,213
Public Bank BHD 1,293,600 1,130
3,162
Mexico - 2.7%
Alsea SAB de CV(Æ) 66,001 219
America Movil SAB de CV 817,948 676
America Movil SAB de CV - ADR 45,606 757
Arca Continental SAB de CV 26,946 242
Cemex SAB de CV(Æ) 1,148,563 690
Cemex SAB de CV - ADR(Æ) 430,101 2,568
Coca-Cola Femsa SAB de CV 46,704 354
Corp. Inmobiliaria Vesta SAB de CV 248,857 780
Fibra Uno Administracion SA de CV(ö) 823,031 1,249
Fomento Economico Mexicano SAB
de CV 145,500 1,647
Fomento Economico Mexicano SAB de
CV - ADR 12,138 1,377
Fresnillo PLC 146,580 991
Gruma SAB de CV Class B 52,545 914
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 83,574 638
Grupo Carso SAB de CV 51,189 326
Grupo Financiero Banorte SAB de CV
Class O 696,324 5,651
Grupo Mexico SAB de CV 68,788 281
Orbia Advance Corp. SAB de CV 57,900 94
Ternium SA - ADR 31,184 1,169
20,623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morocco - 0.2%
Attijariwafa Bank SA 6,609 299
Label Vie 2,416 1,042
Maroc Telecom - ADR 25,521 238
1,579
Netherlands - 0.2%
ASML Holding NV 536 322
ASML Holding NV Class G 1,078 646
Ferrari NV 1,919 579
1,547
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 5,576,579 214
Panama - 0.0%
Copa Holdings SA Class A 1,648 135
Peru - 0.5%
Credicorp, Ltd. 27,845 3,480
Philippines - 0.5%
Ayala Land, Inc. 2,594,000 1,277
BDO Unibank, Inc. 1,024,454 2,308
SM Investments Corp. 24,160 341
3,926
Poland - 0.8%
Bank Polska Kasa Opieki SA 63,388 1,923
Dino Polska SA(Æ)(Þ) 22,867 2,168
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 119,853 1,242
Powszechny Zaklad Ubezpieczen SA 75,318 852
6,185
Qatar - 0.0%
Ooredoo QPSC 40,339 109
Romania - 0.3%
Banca Transilvania SA 271,671 1,288
Fondul Proprietatea SA 5,107,277 534
Societatea De Producere A Energiei
Electrice in Hidrocentrale
Hidroelectrica SA(Æ) 29,030 721
2,543
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 1.9%
Al Rajhi Bank 60,554 1,083
Alinma Bank 84,973 745
Arab National Bank 56,974 361
Dr Sulaiman Al Habib Medical Services
Group Co. 22,616 1,517
Elm Co. 12,847 2,405
Etihad Etisalat Co. 60,601 746
Leejam Sports Co. 14,263 584
Ridyadh Cables Group Co. 29,663 580
Sahara International Petro Chemical Co. 34,018 293
Saudi Airlines Catering Co. 12,736 354
Saudi Arabian Oil Co.(Þ) 409,968 3,639
Saudi British Bank (The) 46,726 417
Saudi Electricity Co. 72,163 342
Saudi Telecom Co. 123,374 1,263
Saudia Dairy & Foodstuff Co. 2,917 234
14,563
Singapore - 0.4%
SEA, Ltd. - ADR(Æ) 55,907 2,331
Singapore Telecommunications, Ltd. 436,800 760
3,091
Slovenia - 0.3%
Nova Ljubljanska Banka B - GDR(Þ) 62,029 949
Nova Ljubljanska Banka BA - GDR(Š)
(Þ) 61,002 966
1,915
South Africa - 2.0%
Absa Group, Ltd. 166,238 1,519
Anglo American PLC 4,014 102
Anglogold Ashanti PLC 161,458 2,880
Aspen Pharmacare Holdings, Ltd. 34,457 313
Bid Corp., Ltd. 24,747 525
Bidvest Group, Ltd. (The) 25,886 366
FirstRand, Ltd. 408,595 1,347
Growthpoint Properties, Ltd.(Ñ)(ö) 1,389,904 723
Impala Platinum Holdings, Ltd. 208,177 867
Mr Price Group, Ltd. 81,414 588
Naspers, Ltd. Class N 4,164 649
Nedbank Group, Ltd. 69,281 746
Sasol, Ltd. - ADR 143,795 1,825
Sibanye Stillwater, Ltd. 1,067,336 1,365
Standard Bank Group, Ltd. 94,740 933
Woolworths Holdings, Ltd. 93,244 347
15,095
South Korea - 10.0%
Amorepacific Corp. 14,182 1,335
Coupang, Inc.(Æ) 77,522 1,318
DB Insurance Co., Ltd. 32,906 2,152
Doosan Bobcat, Inc. 31,543 906
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hana Financial Group, Inc. 42,661 1,245
Hanon Systems 35,530 181
Hyundai Construction Equipment Co.,
Ltd. 8,979 298
Hyundai Heavy Industries Co., Ltd.(Æ) 13,850 932
Hyundai Mobis Co., Ltd. 9,837 1,534
Hyundai Motor Co. 19,978 2,528
KB Financial Group, Inc. 101,705 3,881
Kia Corp. 63,273 3,621
Korea Aerospace Industries, Ltd. 17,089 563
Korea Investment Holdings Co., Ltd. 36,183 1,357
Korean Air Lines Co., Ltd. 29,844 456
KT&G Corp. 7,551 478
LG Chem, Ltd. 2,192 722
LG Corp. Class H 7,458 426
LG Electronics, Inc. Class H 8,482 631
Mando Corp. 73,374 1,792
Meritz Financial Group, Inc.(Æ) 13,609 506
POSCO Holdings, Inc. 5,528 1,705
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,589 834
Samsung C&T Corp. 6,908 546
Samsung Electro-Mechanics Co., Ltd. 4,784 444
Samsung Electronics Co., Ltd. 514,059 25,634
Samsung Engineering Co., Ltd.(Æ) 11,570 205
Samsung Fire & Marine Insurance Co.,
Ltd. 7,230 1,389
Samsung Life Insurance Co., Ltd. 6,759 362
Samsung SDI Co., Ltd. 2,794 892
Samsung Securities Co., Ltd. 18,576 488
Samsung Techwin Co., Ltd. 8,910 670
Shinhan Financial Group Co., Ltd. 141,754 3,628
SK Hynix, Inc. 103,111 9,008
SK Telecom Co., Ltd. 40,400 1,475
SK, Inc. 3,993 423
Won Tech Co., Ltd.(Æ) 65,143 447
Woori Financial Group, Inc. 42,437 376
Woori Investment & Securities Co., Ltd. 51,137 367
75,755
Switzerland - 0.0%
Novartis AG 4,052 378
Taiwan - 11.9%
Accton Technology Corp. 179,000 2,790
Alchip Technologies, Ltd. 18,000 1,480
ASE Technology Holding Co., Ltd. 226,000 799
Asia Cement Corp. 321,000 396
Asustek Computer, Inc. 343,000 3,623
Bizlink Holding, Inc. 280,887 2,187
Catcher Technology Co., Ltd. 138,000 773
Cathay Financial Holding Co., Ltd.(Æ) 1,673,000 2,273
Chailease Holding Co., Ltd. 156,000 851
China Development Financial Holding
Corp.(Æ) 1,145,000 400
Compal Electronics, Inc. 2,819,000 2,443
Delta Electronics, Inc. 84,000 760
E Ink Holdings, Inc. 21,000 109

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
224 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
eMemory Technology, Inc. 3,000 187
Eva Airways Corp. 266,000 226
Evergreen Marine Corp. Taiwan, Ltd. 227,200 755
First Financial Holding Co., Ltd. 803,995 645
Fubon Financial Holding Co., Ltd. 48,000 89
Getac Holdings Corp. 56,000 125
Hiwin Technologies Corp. 218,000 1,316
Hon Hai Precision Industry Co., Ltd. 1,960,000 5,855
Largan Precision Co., Ltd. 35,000 2,236
Lite-On Technology Corp. 180,107 569
MediaTek, Inc. 248,000 6,534
Mega Financial Holding Co., Ltd. 1,561,280 1,775
Micro-Star International Co., Ltd. 103,000 529
Pegatron Corp. 245,000 574
Quanta Computer, Inc. 212,000 1,240
Realtek Semiconductor Corp. 15,000 187
Taishin Financial Holding Co., Ltd. 842,978 449
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,795,000 29,574
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 144,682 12,488
Tong Yang Industry Co., Ltd. 130,000 296
Uni-President Enterprises Corp. 710,000 1,498
United Microelectronics Corp. 623,000 891
Voltronic Power Technology Corp. 2,000 80
Walsin Lihwa Corp. 212,000 227
Wistron Corp. 219,000 606
Wiwynn Corp. 11,000 526
WPG Holdings, Ltd. 155,000 343
Yuanta Financial Holding Co., Ltd. 1,834,000 1,380
90,084
Thailand - 2.7%
Amata Corp. PCL 205,100 136
Bangkok Bank PCL 393,300 1,725
Bangkok Dusit Medical Services PCL 651,700 481
Bumrungrad Hospital PCL 278,700 2,018
Central Pattana PCL 354,200 617
Charoen Pokphand Foods PCL 2,862,600 1,491
Ichitan Group PCL 364,600 155
Indorama Ventures PLC 1,132,200 746
Kasikornbank PCL 287,300 1,052
Krung Thai Bank PCL 974,000 510
Minor International PCL 1,248,000 974
Polyplex Thailand PCL 806,200 747
PTT Exploration & Production PCL 1,275,500 5,844
SCB X PCL 457,900 1,256
Siam Cement PCL (The) 65,400 524
Thai Beverage PCL 2,985,600 1,179
Thai Union Group PCL 2,147,900 807
20,262
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 73
Turkey - 0.2%
Akbank TAS 728,799 765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Migros Ticaret AS 29,390 350
Sok Marketler Ticaret AS 158,157 337
Yapi ve Kredi Bankasi AS 139,872 86
1,538
United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC 188,820 413
Air Arabia PJSC 408,809 291
Aldar Properties PJSC 424,383 601
Americana Restaurants International
PLC 257,949 260
Dubai Islamic Bank PJSC 258,967 381
Emaar Properties PJSC 1,281,018 2,331
Emirates NBD Bank PJSC 139,817 645
First Abu Dhabi Bank PJSC 232,229 802
Salik Co. PJSC 839,677 729
6,453
United Kingdom - 0.1%
BAE Systems PLC 58,253 782
United States - 1.6%
Cadence Design Systems, Inc.(Æ) 1,262 303
Cognizant Technology Solutions Corp.
Class A 38,858 2,505
Freeport-McMoRan, Inc. 83,032 2,805
Lam Research Corp. 3,302 1,942
Linde PLC 2,198 840
Microsoft Corp. 2,947 997
NVIDIA Corp. 5,147 2,099
Samsonite International SA(Æ)(Þ) 188,400 586
12,077
Uruguay - 0.1%
Arcos Dorados Holdings, Inc. Class A 51,064 461
Vietnam - 1.1%
FPT Corp. 271,446 920
Ho Chi Minh City Development Joint
Stock Commercial Bank 2,211,333 1,557
Masan Group Corp.(Æ) 235,720 560
Military Commercial Joint Stock Bank 697,232 489
Mobile World Investment Corp. 661,238 1,019
Vietnam Dairy Products JSC 916,200 2,541
Vincom Retail JSC(Æ) 985,400 894
7,980
Total Common Stocks
(cost $677,504) 708,552
Preferred Stocks - 1.7%
Brazil - 1.5%
Banco Bradesco SA
6.707% (Ÿ) 503,022 1,396
Braskem SA
0.000% (Æ) 142,335 454
Cia Energetica de Minas Gerais
8.391% (Ÿ) 1,305,408 3,040

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gerdau SA
13.143% (Ÿ) 80,942 349
Itau Unibanco Holding SA
5.027% (Ÿ) 353,814 1,882
Itausa SA
7.684% (Ÿ) 419,528 719
Petroleo Brasileiro SA
10.087% (Ÿ) 376,534 2,594
Raizen Energia SA
5.946% (Ÿ) 1,179,095 849
11,283
Russia - 0.0%
Sberbank of Russia
8.928% (Ÿ)(Š) 348,120 —
Surgutneftegas OJSC
1.398% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.2%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 44,964 1,796
Total Preferred Stocks
(cost $13,866) 13,079
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2023 Rights 2,787 4
Total Warrants and Rights
(cost $—) 4
Short-Term Investments - 4.3%
United States - 4.3%
U.S. Cash Management Fund(@) 32,654,873 (∞) 32,645
Total Short-Term Investments
(cost $32,644) 32,645
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 2,553,685 (∞) 2,554
Total Other Securities
(cost $2,554) 2,554
Total Investments - 99.8%
(identified cost $726,568) 756,834
Other Assets and Liabilities,
Net - 0.2%
1,320
Net Assets - 100.0%
758,154

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
226 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.2%
3SBio, Inc. 08/03/22 HKD 460,000 0.70 323
409
Bandhan Bank, Ltd. 09/13/23 INR 256,936 2.80 720
661
CGN Power Co., Ltd. 05/11/22 HKD 1,047,000 0.25 258
252
China International Capital Corp., Ltd. 10/28/20 HKD 1,055,200 2.04 2,150
1,693
China Tourism Group Duty Free Corp., Ltd. 08/31/22 HKD 89,000 23.98 2,134
1,004
China Tower Corp., Ltd. 06/30/21 HKD 3,834,000 0.14 525
359
Dino Polska SA 06/24/19 PLN 22,867 43.91 1,004
2,168
Haidilao International Holding, Ltd. 09/13/23 HKD 390,000 2.68 1,044
985
Halyk Savings Bank of Kazakhstan JSC 03/26/20 56,692 9.00 510
710
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
739
HDFC Life Insurance Co., Ltd. 09/20/23 INR 14,925 7.82 117
111
Hindustan Aeronautics, Ltd. 04/13/22 INR 67,420 14.82 999
1,477
ICICI Prudential Life Insurance Co., Ltd. 09/13/23 INR 240,335 7.03 1,689
1,517
Kaspi.KZ JSC 12/09/20 21,358 79.59 1,700
1,931
Kuaishou Technology 08/30/23 HKD 134,200 8.40 1,127
863
Longfor Group Holdings, Ltd. 11/19/18 HKD 698,000 2.63 1,834
1,022
Maoyan Entertainment 09/13/23 HKD 327,800 1.45 474
393
Meituan 07/08/20 HKD 169,328 23.27 3,940
2,406
Nongfu Spring Co., Ltd. 10/11/23 HKD 31,800 5.77 184
181
Nova Ljubljanska Banka B 03/03/21 EUR 62,029 12.44 772
949
Nova Ljubljanska Banka BA 08/18/22 EUR 61,002 13.35 814
966
Samsonite International SA 08/25/21 HKD 188,400 2.13 401
586
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,589 578.33 919
834
Saudi Arabian Oil Co. 09/28/22 SAR 409,968 8.16 3,343
3,639
Sona BLW Precision Forgings, Ltd. 09/20/23 INR 36,378 7.17 261
237
TCS Group Holding PLC 01/26/22 22,673 — 1,472
—
Tongcheng Travel Holdings, Ltd. 06/28/23 HKD 310,800 2.22 691
593
WuXi AppTec Co., Ltd. 02/20/19 HKD 169,583 5.18 879
2,048
WuXi Biologics (Cayman), Inc. 09/13/23 201,000 5.35 1,075
1,250
X5 Retail Group NV 02/14/19 98,302 — 2,706
—
Xiaomi Corp. 09/13/23 HKD 1,184,800 1.55 1,831 2,130
32,113

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 227
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 636 USD 13,432 12/23
(840)
MSCI Emerging Markets Index Futures 814 USD 37,412 12/23 (2,679)
Short Positions
MSCI Brazil Index Futures 141 USD 7,353 12/23
565
MSCI Emerging Markets Index Futures 135 USD 6,205 12/23 195
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,759)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,908 $ — $ —
$ —
$ 1,908 0 .3
Austria — 680 —
—
680 0 .1
Brazil 59,195 — —
—
59,195 7 .8
Chile 1,198 — —
—
1,198 0 .2
China 30,341 162,674 —
—
193,015 25 .5
Denmark — 633 —
—
633 0 .1
France — 1,263 —
—
1,263 0 .2
Georgia — 958 —
—
958 0 .1
Greece — 3,513 —
—
3,513 0 .5
Guernsey — 990 —
—
990 0 .1
Hong Kong — 10,878 68
—
10,946 1 .5
Hungary — 4,689 —
—
4,689 0 .6
Iceland — 293 —
—
293 —
*
India 7,776 94,968 —
—
102,744 13 .6
Indonesia — 22,562 —
—
22,562 3 .0
Kazakhstan — 2,641 —
—
2,641 0 .3
Kuwait — 1,043 —
—
1,043 0 .1
Macao — 6,271 —
—
6,271 0 .8
Malaysia — 3,162 —
—
3,162 0 .4
Mexico 19,632 991 —
—
20,623 2 .7
Morocco — 1,579 —
—
1,579 0 .2
Netherlands 1,225 322 —
—
1,547 0 .2
Nigeria — 214 —
—
214 —
*
Panama 135 — —
—
135 —
*
Peru 3,480 — —
—
3,480 0 .5
Philippines — 3,926 —
—
3,926 0 .5

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
228 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Poland — 6,185 —
—
6,185 0 .8
Qatar — 109 —
—
109 —
*
Romania — 2,543 —
—
2,543 0 .3
Russia — — —
—
— —
Saudi Arabia — 14,563 —
—
14,563 1 .9
Singapore 2,331 760 —
—
3,091 0 .4
Slovenia — 949 966
—
1,915 0 .3
South Africa 2,880 12,215 —
—
15,095 2 .0
South Korea 1,318 74,437 —
—
75,755 10 .0
Switzerland — 378 —
—
378 —
*
Taiwan 12,488 77,596 —
—
90,084 11 .9
Thailand — 20,262 —
—
20,262 2 .7
Togo — 73 —
—
73 —
*
Turkey — 1,538 —
—
1,538 0 .2
United Arab Emirates — 6,453 —
—
6,453 0 .8
United Kingdom — 782 —
—
782 0 .1
United States 11,491 586 —
—
12,077 1 .6
Uruguay 461 — —
—
461 0 .1
Vietnam — 7,980 —
—
7,980 1 .1
Preferred Stocks 11,283 1,796 — — 13,079 1 .7
Warrants and Rights 4 — — — 4 —
*
Short-Term Investments — — — 32,645 32,645 4 .3
Other Securities — — — 2,554 2,554 0 .3
Total Investments 167,146 553,455 1,034 35,199 756,834 99 .8
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
Assets
Futures Contracts 760 — — — 760 0 .1
A
Liabilities
Futures Contracts (3,519) — — — (3,519) (0 .5)
Total Other Financial Instruments
**
$ (2,759) $ — $ — $ — $ (2,759)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 229
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
130,126
Consumer Staples ...............................................................................
42,138
Energy ................................................................................................
27,805
Financial Services ..............................................................................
189,111
Health Care ........................................................................................
24,809
Materials and Processing ...................................................................
59,099
Producer Durables ..............................................................................
45,295
Technology .........................................................................................
169,546
Utilities ...............................................................................................
20,623
Preferred Stocks
Energy ................................................................................................
2,594
Financial Services ..............................................................................
3,997
Materials and Processing ...................................................................
803
Technology .........................................................................................
1,796
Utilities ...............................................................................................
3,889
Warrants and Rights ...................................................................
4
Short-Term Investments .............................................................
32,645
Other Securities ...........................................................................
2,554
Total Investments ............................................................................... 756,834

See accompanying notes which are an integral part of the financial statements.
230 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 760
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,519
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,728 $ —
Foreign currency exchange contracts — (652)
Total
$ 4,728 $ (652)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 89 $ —
Foreign currency exchange contracts — 1
Total
$ 89 $ 1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 231
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,434 $ — $ 2,434
Total Financial and Derivative Assets
2,434 — 2,434
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,434 $ — $ 2,434
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 542 $ — $ 542 $ —
Fidelity
953 — 953 —
Morgan Stanley
939 — 939 —
Total
$ 2,434 $ — $ 2,434 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
232 Emerging Markets Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 726,568
Investments, at fair value(*)(>) ....................................................................................................................................................
756,834
Foreign currency holdings(^) ....................................................................................................................................................... 2,364
Receivables:
Dividends and interest ...................................................................................................................................................... 1,521
Dividends from affiliated funds ....................................................................................................................................... 155
Investments sold ............................................................................................................................................................... 16
Fund shares sold ............................................................................................................................................................... 537
Foreign capital gains taxes recoverable ........................................................................................................................... 73
From broker(a) ................................................................................................................................................................. 5,657
P repaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
767,1 62
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,313
Accrued fees to affiliates .................................................................................................................................................. 687
Other accrued expenses .................................................................................................................................................... 4 84
Variation margin on futures contracts .............................................................................................................................. 2,755
Deferred capital gains tax liability ................................................................................................................................... 1,215
Payable upon return of securities loaned ..................................................................................................................................... 2,554
Total liabilities ...........................................................................................................................................................
9,00 8
Net Assets ...............................................................................................................................................................
$ 758,154

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 233
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (62,2 39 )
Shares of beneficial interest .........................................................................................................................................................
542
Additional paid-in capital ............................................................................................................................................................
819,85 1
Net Assets ...............................................................................................................................................................
$ 758,154
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 13.86
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.71
Class A — Net assets ........................................................................................................................................................... $ 7,346,066
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 529,831
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.63
Class C — Net assets ........................................................................................................................................................... $ 3,046,646
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 241,174
Net asset value per share: Class M (#) ......................................................................................................................................... $ 13.97
Class M — Net assets .......................................................................................................................................................... $ 97,617,087
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,989,046
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 14.03
Class R6 — Net assets ......................................................................................................................................................... $ 1,413,769
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 100,786
Net asset value per share: Class S (#) .......................................................................................................................................... $ 13.99
Class S — Net assets ............................................................................................................................................................ $ 548,279,950
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 39,202,547
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 14.01
Class Y — Net assets ........................................................................................................................................................... $ 100,450,837
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,170,383
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,639
(*)     Securities on loan included in investments $ 2,434
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 35,199
(a)   Receivable from Broker for Futures $ 5,657
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
234 Emerging Markets Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32,1 5 7
Dividends from affiliated funds ....................................................................................................................................... 1,429
Securities lending income (net) ....................................................................................................................................... 15
Less foreign taxes withheld ............................................................................................................................................. (3,723)
Total investment income ..............................................................................................................................................................
29,878
Expenses
Advisory fees ................................................................................................................................................................... 9,363
Administrative fees .......................................................................................................................................................... 394
Custodian fees .................................................................................................................................................................. 691
Distribution fees - Class A ............................................................................................................................................... 20
Distribution fees - Class C ............................................................................................................................................... 27
Transfer agent fees - Class A ........................................................................................................................................... 16
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 205
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 1,235
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 170
Registration fees ............................................................................................................................................................... 102
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 48
Printing fees ..................................................................................................................................................................... 71
Miscellaneous .................................................................................................................................................................. 39
Expenses before reductions .............................................................................................................................................. 12,402
Expense reductions .......................................................................................................................................................... (2,846)
Net expenses ................................................................................................................................................................................
9,556
Net investment income (loss) .......................................................................................................................................................
20,322
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2,564) .............................................................................................. (41,189)
Investments in affiliated funds ......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. 4,728
Foreign currency exchange contracts ............................................................................................................................... (652)
Foreign currency-related transactions .............................................................................................................................. 137
Net realized gain (loss) ................................................................................................................................................................
(36,969)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $1,082) ...................................................... 103,288
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 89
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. (602)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 102,777
Net realized and unrealized gain (loss) ........................................................................................................................................ 65,808
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 86,130

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 235
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 20,322 $ 29,560
Net realized gain (loss) ....................................................................................................................... (36,969) (45,021)
Net change in unrealized appreciation (depreciation) ........................................................................ 102,777 (397,100)
Net increase (decrease) in net assets from operations .............................................................................. 86,130 (412,561)
Distributions
To shareholders
Class A .......................................................................................................................................... (147) (1,555)
Class C .......................................................................................................................................... (45) (717)
Class M ......................................................................................................................................... (2,288) (19,189)
Class R6 ........................................................................................................................................ (6) (38)
Class S .......................................................................................................................................... (13,588) (121,106)
Class Y .......................................................................................................................................... (1,737) (11,816)
Net decrease in net assets from distributions ............................................................................................ (17,811) (154,421)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (133,738) 111,071
Total Net Increase (Decrease) in Net Assets ........................................................................
(65,419) (455,911)
Net Assets
Beginning of period .................................................................................................................................. 823,573 1,279,484
End of period .............................................................................................................................................
$ 758,154 $ 823,573

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
236 Emerging Markets Fund
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 58 $ 857 54 $ 888
Proceeds from reinvestment of distributions 10 147 84 1,543
Payments for shares redeemed (129) (1,900) (168) (2,788)
Net increase (decrease)
(61) (896) (30) (357)
Class C
Proceeds from shares sold 9 124 6 88
Proceeds from reinvestment of distributions 4 45 42 715
Payments for shares redeemed (59) (786) (65) (1,038)
Net increase (decrease)
(46) (617) (17) (235)
Class M
Proceeds from shares sold 1,797 26,666 1,568 26,529
Proceeds from reinvestment of distributions 161 2,287 1,035 19,188
Payments for shares redeemed (3,254) (46,571) (1,473) (24,329)
Net increase (decrease)
(1,296) (17,618) 1,130 21,388
Class R6
Proceeds from shares sold 93 1,358 2 27
Proceeds from reinvestment of distributions —
**
6 2 37
Payments for shares redeemed (9) (144) (1) (12)
Net increase (decrease)
84 1,220 3 52
Class S
Proceeds from shares sold 5,092 75,034 9,316 158,639
Proceeds from reinvestment of distributions 948 13,540 6,489 120,572
Payments for shares redeemed (16,219) (236,040) (12,172) (200,574)
Net increase (decrease)
(10,179) (147,466) 3,633 78,637
Class Y
Proceeds from shares sold 3,064 45,247 311 5,060
Proceeds from reinvestment of distributions 122 1,737 636 11,816
Payments for shares redeemed (1,029) (15,345) (301) (5,290)
Net increase (decrease)
2,157 31,639 646 11,586
Total increase (decrease)
(9,341) $ (133,738) 5,365 $ 111,071

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
238 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 12.84 .33 .96 1.29 (.27) —
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
Class C
October 31, 2023 11.72 .20 .87 1.07 (.16) —
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
Class M
October 31, 2023 12.95 .38 .97 1.35 (.33) —
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
Class R6
October 31, 2023 13.01 .43 .93 1.36 (.34) —
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
Class S
October 31, 2023 12.96 .37 .97 1.34 (.31) —
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
Class Y
October 31, 2023 12.99 .39 .97 1.36 (.34) —
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 239
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ )
%
Portfolio
Turnover Rate
(.27) 13.86 9.97 7,346 1.79 1.45 2.23 95
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.16) 12.63 9.09 3,046 2.54 2.20 1.51 95
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.33) 13.97 10.36 97,617 1.54 1.10 2.57 95
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.34) 14.03 10.39 1,414 1.38 1.04 2.86 95
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.31) 13.99 10.29 548,280 1.54 1.20 2.47 95
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.34) 14.01 10.44 100,451 1.34 1.02 2.63 95
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
240 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 550,184
Administrative fees 32,099
Distribution fees 3,578
Shareholder servicing fees 667
Transfer agent fees 95,144
Trustee fees 5,148
$ 686,820
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,372 $ 567,122 $ 564,857 $ 7 $ 1 $ 32,645 $ 1,429 $ —
U.S. Cash Collateral Fund 1,411 59,801 58,658 — — 2,554 98 —
$ 31,783 $ 626,923 $ 623,515 $ 7 $ 1 $ 35,199 $ 1,527 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 751,279,517 $ 24,500,944 $ (18,946,066) $ 5,554,878 $ 15,623,618 $ (79,841,797)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 17,810,5 03 $ — $ — $ 39,372,284 $ 115,048,264 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
242 Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Large Cap Fund - Class A
‡
Total
Return
1 Year 3 .64%
5 Years 7 .83%§
10 Years 8 .57%§
Tax-Managed U.S. Large Cap Fund - Class C
Total
Return
1 Year 9 .15%
5 Years 8 .30%§
10 Years 8 .40%§
Tax-Managed U.S. Large Cap Fund - Class M
‡‡
Total
Return
1 Year 10 .35%
5 Years 9 .49%§
10 Years 9 .56%§
Tax-Managed U.S. Large Cap Fund - Class S
Total
Return
1 Year 10 .26%
5 Years 9 .38%§
10 Years 9 .49%§
S&P 500
®
Index
* *
Total
Return
1 Year 10 .14%
5 Years 11 .01%§
10 Years 11 .18%§

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Managed U.S. Large Cap Fund 243
The Tax-Managed U.S. Large Cap Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
9.97%, 9.15%, 10.35% and 10.26%, respectively. This is
compared to the Fund’s benchmark, the S&P 500
®
Index, which
gained 10.14% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 7.54%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further economic moderation however U.S. equity
absolute market returns remained mostly resilient until the
latter portion of the fiscal year. The Federal Reserve’s persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a mixed environment for equity markets where growth and
quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed. Communication
services and information technology were the best performing sectors while real estate and utilities lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation, higher quality and growth, and lower
market capitalization compared to its benchmark. Overall,
the Fund’s factor tilts had a moderately negative impact on
performance, as tilts toward companies with lower valuation
and lower size detracted.
Sector allocation decisions were mixed over the fiscal year, including an overweight to communication services being
rewarded while an underweight to information technology
detracted.
Stock selection was positive, especially within the materials, consumer discretionary, and communication services sectors.
With respect to certain of the Fund’s money managers,
Brandywine Global Investment Management, LLC outperformed
it’s RIM-assigned benchmark. Stock selection within the
utilities, energy, and financials sectors was the primary driver of excess returns. Additionally, sector allocation decisions were beneficial, specifically an overweight to communication services and an underweight to real estate.
Sustainable Growth Advisers, LP underperformed its RIM-
assigned benchmark during the fiscal year. Stock selection
was the primary driver of underperformance, especially within the consumer staples, health care, and information technology sectors. A factor tilt away from the highest volatility stocks was not beneficial. Additionally, sector allocation decisions were not rewarded, including an underweight to information technology and an overweight to financials.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. RIM managed the tax lots of the Fund, harvested
losses and deferred capital gains with respect to certain
securities to seek to improve the after-tax returns of the Fund.
This activity performed as intended by reducing capital gain distributions to zero during the fiscal year. Additionally, using the output from quantitative and/or rules-based processes and qualitative analysis, RIM’s positioning strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
244 Tax-Managed U.S. Large Cap Fund
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with value, quality, and low volatility factors. During the fiscal year, the strategy outperformed the Fund’s benchmark. Factor tilts toward stocks with lower valuation and lower volatility were not rewarded, however a tilt toward higher quality more than offset the negative impact. Sector allocation decisions were positive, including an overweight to communication services and an underweight to
real estate.
During the fiscal year, RIM fully equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, RIM terminated Barrow, Hanley,
Mewhinney & Strauss, LLC as a money manager for the Fund.
Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Brandywine Global Investment
Management, LLC Value
J.P. Morgan Investment Management Inc. Market-Oriented
Sustainable Growth Advisers, LP Growth
William Blair Investment Management,
LLC Growth
* Assumes initial investment on November 1, 2013.
** S&P 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S. economy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Managed U.S. Large Cap Fund 245
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2023 $ 1,008 .20 $ 1,019 .31
Expenses Paid During Period* $ 5 .92 $ 5 .96
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2023 $ 1,004 .40 $ 1,015 .53
Expenses Paid During Period* $ 9 .70 $ 9 .75
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2023 $ 1,009 .90 $ 1,021 .07
Expenses Paid During Period* $ 4 .15 $ 4 .18
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
246 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000 .00 $ 1,000 .00
Ending Account Value
October 31, 2023 $ 1,009 .50 $ 1,020 .57
Expenses Paid During Period* $ 4 .66 $ 4 .69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 13.3%
Amazon.com, Inc.(Æ) 1,805,568 240,303
Autoliv , Inc. 125,456 11,498
AutoZone, Inc.(Æ) 3,781 9,366
Best Buy Co., Inc. 36,279 2,424
BorgWarner, Inc. 44,695 1,649
Capri Holdings, Ltd.(Æ) 255,643 13,084
Charter Communications, Inc. Class A(Æ) 34,285 13,810
Chipotle Mexican Grill, Inc. Class A(Æ) 7,141 13,869
Comcast Corp. Class A 482,865 19,937
Costco Wholesale Corp. 119,777 66,170
Dollar General Corp. 5,400 643
Dollar Tree, Inc.(Æ) 5,970 663
DR Horton, Inc. 169,618 17,708
eBay, Inc. 26,648 1,045
Expedia Group, Inc.(Æ) 5,900 562
Ford Motor Co. 577,448 5,630
Fox Corp. Class A 190,145 5,779
Garmin, Ltd. 46,864 4,805
General Motors Co. 562,579 15,865
Grand Canyon Education, Inc.(Æ) 17,657 2,089
Hilton Worldwide Holdings, Inc. 58,633 8,885
Home Depot, Inc. (The) 75,922 21,614
Lennar Corp. Class A 115,250 12,295
Lennar Corp. Class B 28,035 2,765
Liberty Media Corp. Class A(Æ) 77,824 2,049
Lithia Motors, Inc. Class A 48,027 11,633
Live Nation Entertainment, Inc.(Æ) 84,263 6,743
Lowe's Cos., Inc. 185,439 35,339
Marriott International, Inc. Class A 7,893 1,488
McDonald's Corp. 5,663 1,485
Netflix, Inc.(Æ) 73,342 30,194
New York Times Co. (The) Class A 69,057 2,784
News Corp. Class A 251,088 5,192
Nike, Inc. Class B 285,008 29,290
nVent Electric PLC 6,066 292
NVR, Inc.(Æ) 1,002 5,423
O'Reilly Automotive, Inc.(Æ) 39,735 36,971
PulteGroup, Inc. 240,752 17,717
Raytheon Technologies Corp. 228,015 18,558
Ross Stores, Inc. 30,823 3,575
Royal Caribbean Cruises, Ltd.(Æ) 10,518 891
Starbucks Corp. 215,173 19,848
Tapestry, Inc. 78,600 2,166
Target Corp. 158,224 17,530
Tesla, Inc.(Æ) 250,427 50,296
TJX Cos., Inc. (The) 206,593 18,195
Travel + Leisure Co. 52,623 1,791
Ulta Beauty, Inc.(Æ) 13,081 4,988
VF Corp. 3,017 44
Walmart, Inc. 175,381 28,659
Walt Disney Co. (The)(Æ) 291,977 23,822
Warner Bros Discovery, Inc.(Æ) 155,128 1,542
Whirlpool Corp. 27,702 2,897
Wyndham Hotels & Resorts, Inc. 59,865 4,334
Yum China Holdings, Inc. 29,534 1,552
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 284,366 34,368
914,114
Consumer Staples - 5.0%
Archer-Daniels-Midland Co. 26,319 1,884
Bunge, Ltd. 5,723 607
Church & Dwight Co., Inc. 14,788 1,345
Coca-Cola Co. (The) 404,174 22,832
Coca-Cola Europacific Partners PLC 72,498 4,242
Colgate-Palmolive Co. 61,226 4,599
Conagra Brands, Inc. 756,114 20,687
Constellation Brands, Inc. Class A 26,679 6,247
CVS Health Corp. 690,003 47,617
Estee Lauder Cos., Inc. (The) Class A 968 125
General Mills, Inc. 30,682 2,002
Haleon PLC - ADR(Ñ) 958,773 7,756
Hershey Co. (The) 86,208 16,151
Ingredion, Inc. 166,595 15,590
Kenvue , Inc. 351,735 6,542
Keurig Dr Pepper, Inc. 14,941 453
Kimberly-Clark Corp. 6,887 824
Kroger Co. (The) 1,134,216 51,459
Molson Coors Beverage Co. Class B 200,585 11,588
Mondelez International, Inc. Class A 349,771 23,158
Monster Beverage Corp.(Æ) 251,912 12,873
PepsiCo, Inc. 131,962 21,547
Philip Morris International, Inc. 17,601 1,569
Procter & Gamble Co. (The) 266,025 39,912
Sysco Corp. 51,834 3,446
Tyson Foods, Inc. Class A 313,936 14,551
Unilever PLC - ADR 63,080 2,987
342,593
Energy - 4.5%
BP PLC - ADR 753,943 27,579
Canadian Natural Resources, Ltd. 218,795 13,900
Chevron Corp. 262,729 38,287
Coterra Energy, Inc. 109,749 3,018
Devon Energy Corp. 362,665 16,889
Diamondback Energy, Inc. 133,742 21,442
EOG Resources, Inc. 201,453 25,433
EQT Corp. 175,900 7,455
Exxon Mobil Corp. 446,198 47,230
Hess Corp. 80,704 11,654
Marathon Oil Corp. 149,047 4,070
Marathon Petroleum Corp. 64,204 9,711
Occidental Petroleum Corp. 22,498 1,391
Phillips 66 103,255 11,778
Pioneer Natural Resources Co. 145,969 34,887
Shell PLC - ADR 363,675 23,690
Valero Energy Corp. 63,709 8,091
306,505
Financial Services - 13.7%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 353,191 21,940

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 30,574 3,753
Aflac, Inc. 73,472 5,739
Allstate Corp. (The) 148,978 19,089
American Express Co. 170,417 24,886
American International Group, Inc. 99,016 6,071
American Tower Corp.(ö) 86,616 15,434
Ameriprise Financial, Inc. 5,878 1,849
Aon PLC Class A 59,307 18,350
Apollo Global Management, Inc. 159,449 12,348
Arch Capital Group, Ltd.(Æ) 16,221 1,406
Arthur J Gallagher & Co. 28,088 6,614
Assurant, Inc. 5,910 880
Assured Guaranty, Ltd. 599 37
AvalonBay Communities, Inc.(ö) 5,000 829
Bank of America Corp. 899,061 23,681
Bank OZK 21,974 787
Berkshire Hathaway, Inc. Class B(Æ) 185,181 63,208
Brighthouse Financial, Inc.(Æ) 21,037 953
Capital One Financial Corp. 147,276 14,918
Carlyle Group, Inc. (The) 225,654 6,215
CBRE Group, Inc. Class A(Æ) 13,218 917
Charles Schwab Corp. (The) 196,141 10,207
Chubb, Ltd. 142,769 30,641
Cincinnati Financial Corp. 26,369 2,628
Citigroup, Inc. 1,270,583 50,175
Citizens Financial Group, Inc. 462,301 10,832
CME Group, Inc. Class A 83,351 17,792
Discover Financial Services 35,490 2,913
East West Bancorp, Inc. 28,223 1,513
Equinix , Inc.(ö) 40,864 29,816
Evercore , Inc. Class A 14,201 1,849
Everest Re Group, Ltd. 900 356
Fifth Third Bancorp 223,451 5,298
First Citizens BancShares , Inc. Class A 1,845 2,547
Goldman Sachs Group, Inc. (The) 12,071 3,665
Hartford Financial Services Group, Inc. 63,811 4,687
Howard Hughes Corp. (The)(Æ) 98,455 6,531
Huntington Bancshares, Inc. 831,115 8,020
Intercontinental Exchange, Inc. 163,857 17,605
Janus Henderson Group PLC 119,188 2,750
JPMorgan Chase & Co. 369,355 51,362
Kimco Realty Corp.(ö) 434,379 7,793
Markel Group, Inc.(Æ) 9,476 13,935
MasterCard, Inc. Class A 274,727 103,394
MetLife, Inc. 171,966 10,320
Morgan Stanley 284,569 20,153
New York Community Bancorp, Inc. 1,305,230 12,374
Northern Trust Corp. 1,828 120
PNC Financial Services Group, Inc. (The) 22,409 2,565
Principal Financial Group, Inc. 42,769 2,895
Progressive Corp. (The) 246,786 39,014
Prologis, Inc.(ö) 83,284 8,391
Prudential Financial, Inc. 67,246 6,149
Public Storage(ö) 26,394 6,301
Raymond James Financial, Inc. 10,375 990
Regions Financial Corp. 755,927 10,984
Reinsurance Group of America, Inc. Class A 68,169 10,189
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SBA Communications Corp.(ö) 22,509 4,696
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 2,774
Synchrony Financial 264,937 7,431
Torchmark Corp. 60,409 7,029
Travelers Cos., Inc. (The) 35,483 5,941
Truist Financial Corp. 8,224 233
US Bancorp 135,069 4,306
VICI Properties, Inc.(ö) 18,304 511
Visa, Inc. Class A 289,631 68,092
Voya Financial, Inc. 21,215 1,417
Webster Financial Corp. 19,386 736
Wells Fargo & Co. 1,048,463 41,697
Welltower , Inc.(ö) 70,451 5,890
Willis Towers Watson PLC 88,912 20,973
WR Berkley Corp. 65,578 4,421
942,805
Health Care - 13.1%
Abbott Laboratories 361,894 34,217
AbbVie, Inc. 327,377 46,219
Abiomed, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 22,046 2,279
Amgen, Inc. 53,187 13,600
AstraZeneca PLC - ADR 72,852 4,606
Baxter International, Inc. 428,209 13,887
Becton Dickinson & Co. 5,550 1,403
Biogen, Inc.(Æ) 41,527 9,864
Boston Scientific Corp.(Æ) 371,420 19,013
Bristol Myers Squibb Co. 885,509 45,630
Centene Corp.(Æ) 19,782 1,365
Cigna Group (The) 92,006 28,448
Danaher Corp. 215,548 41,390
Dentsply Sirona, Inc. 343,606 10,449
Elevance Health, Inc. 58,028 26,118
Eli Lilly & Co. 58,299 32,294
Exelixis , Inc.(Æ) 430,961 8,874
Fortrea Holdings, Inc.(Æ) 10,723 305
GE HealthCare Technologies, Inc. 10,656 709
Gilead Sciences, Inc. 80,746 6,342
GSK PLC - ADR 551,620 19,693
HCA Healthcare, Inc. 17,182 3,886
Henry Schein, Inc.(Æ) 92,338 6,000
Humana, Inc. 17,246 9,032
Intuitive Surgical, Inc.(Æ) 111,532 29,246
IQVIA Holdings, Inc.(Æ) 36,190 6,544
Jazz Pharmaceuticals PLC(Æ) 126,714 16,095
Johnson & Johnson 245,389 36,401
Koninklijke Philips NV(Æ) 9,887 187
Laboratory Corp. of America Holdings 10,723 2,142
McKesson Corp. 54,558 24,844
Medtronic PLC 200,566 14,152
Merck & Co., Inc. 310,510 31,889
Molina Healthcare, Inc.(Æ) 4,812 1,602
Novo Nordisk A/S - ADR 131,101 12,660
Organon & Co. 3,892 58
Pfizer, Inc. 876,768 26,794

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quest Diagnostics, Inc. 9,172 1,193
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 54,458
ResMed , Inc. 9,781 1,381
Sanofi - ADR 5,861 265
Stryker Corp. 18,541 5,010
Thermo Fisher Scientific, Inc. 74,534 33,151
UnitedHealth Group, Inc. 281,106 150,549
Universal Health Services, Inc. Class B 24,354 3,066
Veeva Systems, Inc. Class A(Æ) 54,701 10,541
Vertex Pharmaceuticals, Inc.(Æ) 79,314 28,720
Viatris , Inc. 705,614 6,280
Waters Corp.(Æ) 24,577 5,862
Zoetis, Inc. Class A 76,782 12,055
900,768
Materials and Processing - 3.5%
Air Products & Chemicals, Inc. 18,593 5,251
Albemarle Corp. 11,182 1,418
Amcor PLC 272,075 2,419
Ball Corp. 97,220 4,681
Carrier Global Corp. 231,724 11,044
Celanese Corp. Class A 40,329 4,618
CF Industries Holdings, Inc. 63,444 5,062
Copart , Inc.(Æ) 300,214 13,065
Crown Holdings, Inc. 106,886 8,615
Dow, Inc. 33,546 1,622
DuPont de Nemours, Inc. 273,418 19,927
Ecolab, Inc. 98,808 16,574
Fastenal Co. 23,087 1,347
Fortune Brands Innovations, Inc. 52,850 2,949
General Electric Co. 31,968 3,473
Ingevity Corp.(Æ) 4,417 178
Johnson Controls International PLC 20,895 1,024
Linde PLC 127,662 48,787
LKQ Corp. 133,430 5,860
LyondellBasell Industries NV Class A 19,781 1,785
Martin Marietta Materials, Inc. 2,605 1,065
Masco Corp. 34,631 1,804
Mohawk Industries, Inc.(Æ) 52,657 4,233
Mosaic Co. (The) 139,996 4,547
NewMarket Corp. 3,892 1,877
Newmont Corp. 353,637 13,251
Nucor Corp. 42,356 6,260
Owens Corning 19,365 2,195
Packaging Corp. of America 39,823 6,095
PPG Industries, Inc. 4,923 604
Reliance Steel & Aluminum Co. 6,664 1,695
Rio Tinto PLC - ADR 37,916 2,439
Royal Gold, Inc. 26,280 2,742
Sherwin-Williams Co. (The) 25,042 5,965
Steel Dynamics, Inc. 42,143 4,489
Trane Technologies PLC 101,010 19,223
United States Steel Corp. 128,633 4,359
242,542
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 8.3%
3M Co. 83,081 7,556
Alaska Air Group, Inc.(Æ) 234,124 7,405
American Airlines Group, Inc.(Æ) 532,225 5,934
Amphenol Corp. Class A 77,720 6,260
Automatic Data Processing, Inc. 76,295 16,649
Canadian Pacific Kansas City, Ltd. 164,809 11,697
CH Robinson Worldwide, Inc. 54,314 4,445
Chart Industries, Inc.(Æ) 79,433 9,233
CoStar Group, Inc.(Æ) 65,712 4,824
CSX Corp. 271,342 8,100
Cummins, Inc. 37,304 8,069
Deere & Co. 58,675 21,438
Delta Air Lines, Inc. 607,382 18,981
Dover Corp. 26,181 3,402
Eaton Corp. PLC 105,586 21,952
Esab Corp. 29,041 1,838
Expeditors International of Washington, Inc. 44,415 4,852
FedEx Corp. 165,525 39,743
FleetCor Technologies, Inc.(Æ) 60,475 13,617
Fortive Corp. 2,085 136
Gates Industrial Corp. PLC(Æ) 1 —
General Dynamics Corp. 33,727 8,139
Global Payments, Inc. 210,318 22,340
Honeywell International, Inc. 123,717 22,672
Illinois Tool Works, Inc. 1,831 410
Ingersoll Rand, Inc. 185,713 11,269
Kirby Corp.(Æ) 8,376 626
Knight-Swift Transportation Holdings, Inc. 29,855 1,460
L3Harris Technologies, Inc. 11,295 2,026
Lockheed Martin Corp. 1,670 759
Magna International, Inc. Class A 80,450 3,869
Mettler -Toledo International, Inc.(Æ) 16,183 15,944
Moody's Corp. 58,542 18,031
Norfolk Southern Corp. 52,320 9,982
Northrop Grumman Corp. 19,934 9,397
Old Dominion Freight Line, Inc. 49,645 18,699
Otis Worldwide Corp. 183,325 14,155
PACCAR Financial Corp. 90,878 7,500
Parker-Hannifin Corp. 9,867 3,640
Pentair PLC 147,694 8,584
Phinia , Inc. 8,939 231
Robert Half, Inc. 45,037 3,367
S&P Global, Inc. 147,100 51,384
TE Connectivity, Ltd. 27,015 3,184
Textron, Inc. 261,296 19,859
TopBuild Corp.(Æ) 3,805 870
TransDigm Group, Inc.(Æ) 1,634 1,353
Union Pacific Corp. 57,200 11,875
United Airlines, Inc.(Æ) 233,018 8,158
United Parcel Service, Inc. Class B 126,501 17,868
United Rentals, Inc. 15,216 6,182
Veralto Corp.(Æ) 69,339 4,784
Vontier Corp. 741,366 21,915
Waste Management, Inc. 4,229 695

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Westinghouse Air Brake Technologies Corp. 204,186 21,648
569,006
Technology - 31.3%
Accenture PLC Class A 187,054 55,572
Adobe, Inc.(Æ) 68,297 36,338
Advanced Micro Devices, Inc.(Æ) 317,118 31,236
Akamai Technologies, Inc.(Æ) 40,523 4,187
Allegion PLC 17,438 1,715
Alphabet, Inc. Class A(Æ) 1,196,267 148,433
Alphabet, Inc. Class C(Æ) 1,209,020 151,490
Analog Devices, Inc. 135,296 21,286
Apple, Inc. 2,262,644 386,392
Applied Materials, Inc. 109,156 14,447
Arrow Electronics, Inc.(Æ) 23,399 2,654
ASML Holding NV 2,663 1,595
Autodesk, Inc.(Æ) 105,904 20,930
Booking Holdings, Inc.(Æ) 11,334 31,617
Broadcom, Inc. 42,023 35,357
CACI International, Inc. Class A(Æ) 4,386 1,424
Cisco Systems, Inc. 275,826 14,379
Cognizant Technology Solutions Corp.
Class A 136,173 8,779
Corteva , Inc. 230,444 11,094
Dell Technologies, Inc. Class C 66,959 4,480
Electronic Arts, Inc. 51,566 6,383
F5, Inc.(Æ) 12,816 1,943
Fidelity National Information Services, Inc. 2,700 133
Fortinet, Inc.(Æ) 90,530 5,176
Hewlett Packard Enterprise Co. 43,704 672
HP, Inc. 96,623 2,544
Intel Corp. 146,846 5,360
International Business Machines Corp. 8,601 1,244
Intuit, Inc. 119,498 59,145
Jabil Circuit, Inc. 69,502 8,535
KLA Corp. 5,800 2,724
Lam Research Corp. 32,265 18,979
Meta Platforms, Inc. Class A(Æ) 419,704 126,444
Microchip Technology, Inc. 57,987 4,134
Micron Technology, Inc. 341,304 22,823
Microsoft Corp. 1,415,981 478,757
MKS Instruments, Inc. 20,581 1,351
Motorola Solutions, Inc. 72,772 20,264
MSCI, Inc. Class A 31,515 14,861
NVIDIA Corp. 277,589 113,201
NXP Semiconductors NV 106,968 18,444
Oracle Corp. 258,811 26,761
Palo Alto Networks, Inc.(Æ) 62,885 15,282
Qorvo , Inc.(Æ) 74,162 6,483
QUALCOMM, Inc. 307,832 33,551
Salesforce, Inc.(Æ) 184,434 37,040
SAP SE - ADR 53,046 7,108
Seagate Technology Holdings PLC 76,216 5,202
ServiceNow , Inc.(Æ) 51,912 30,205
Skyworks Solutions, Inc. 8,464 734
Synopsys, Inc.(Æ) 19,663 9,231
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 176,597 15,242
Teradyne, Inc. 290,340 24,177
Texas Instruments, Inc. 79,192 11,246
VeriSign, Inc.(Æ) 26,378 5,267
VMware, Inc. Class A(Æ) 29,503 4,297
Workday, Inc. Class A(Æ) 126,631 26,809
2,155,157
Utilities - 4.8%
Ameren Corp. 169,136 12,805
American Electric Power Co., Inc. 26,048 1,968
AT&T, Inc. 1,829,501 28,174
CenterPoint Energy, Inc. 401,392 10,789
Cheniere Energy, Inc. 73,004 12,149
CMS Energy Corp. 37,178 2,020
ConocoPhillips 553,893 65,803
Consolidated Edison, Inc. 89,657 7,871
Constellation Energy Corp. 24,576 2,775
DT Midstream, Inc. 31,773 1,715
DTE Energy Co. 6,566 633
Duke Energy Corp. 80,474 7,153
Edison International 135,613 8,552
Entergy Corp. 120,725 11,540
Exelon Corp. 347,748 13,541
FirstEnergy Corp. 386,802 13,770
NextEra Energy, Inc. 306,767 17,885
NiSource, Inc. 38,538 970
NRG Energy, Inc. 628,721 26,645
Public Service Enterprise Group, Inc. 14,344 884
Sempra Energy 29,800 2,087
Southern Co. (The) 159 11
T-Mobile USA, Inc. 384,381 55,297
UGI Corp. 72,100 1,500
Verizon Communications, Inc. 447,141 15,708
Xcel Energy, Inc. 84,581 5,013
327,258
Total Common Stocks
(cost $3,962,516) 6,700,748
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 200,021,416
(∞)
199,962
Total Short-Term Investments
(cost $199,957) 199,962
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 2,754,967
(∞)
2,755
Total Other Securities
(cost $2,755) 2,755
Total Investments - 100.4%
(identified cost $4,165,228) 6,903,465

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities,
Net - (0.4)%
(29,264)
Net Assets - 100.0%
6,874,201

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed U.S. Large Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 675 USD 142,163 12/23 (8,528)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (8,528)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 914,114 $ — $ —
$ —
$ 914,114 13.3
Consumer Staples 342,593 — —
—
342,593 5.0
Energy 306,505 — —
—
306,505 4.5
Financial Services 942,805 — —
—
942,805 13.7
Health Care 900,768 — —
—
900,768 13.1
Materials and Processing 242,542 — —
—
242,542 3.5
Producer Durables 569,006 — —
—
569,006 8.3
Technology 2,155,157 — —
—
2,155,157 31.3
Utilities 327,258 — —
—
327,258 4.8
Short-Term Investments — — — 199,962 199,962 2.9
Other Securities — — — 2,755 2,755 —
*
Total Investments 6,700,748 — — 202,717 6,903,465 100.4
Other Assets and Liabilities, Net
(0.4)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (8,528) — — — (8,528) (0.1)
Total Other Financial Instruments
**
$ (8,528) $ — $ — $ — $ (8,528)
* Less than 0.5% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements .
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 253
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 8,528
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 11,430
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3,008)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed U.S. Large Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,548 $ — $ 2,548
Total Financial and Derivative Assets
2,548 — 2,548
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,548 $ — $ 2,548
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 2,548 $ — $ 2,548 $ —
Total
$ 2,548 $ — $ 2,548 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 255
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,165,228
Investments, at fair value(*)(>) ....................................................................................................................................................
6,903,465
Receivables:
Dividends and interest ...................................................................................................................................................... 4,896
Dividends from affiliated funds ....................................................................................................................................... 924
Investments sold ............................................................................................................................................................... 241,601
Fund shares sold ............................................................................................................................................................... 9,281
From broker(a) ................................................................................................................................................................. 20,310
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
7,180,482
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 283,526
Fund shares redeemed ...................................................................................................................................................... 5,867
Accrued fees to affiliates .................................................................................................................................................. 5,220
Other accrued expenses .................................................................................................................................................... 387
Variation margin on futures contracts .............................................................................................................................. 8,526
Payable upon return of securities loaned ..................................................................................................................................... 2,755
Total liabilities ...........................................................................................................................................................
306,281
Net Assets ...............................................................................................................................................................
$ 6,874,201

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,595, 178
Shares of beneficial interest .........................................................................................................................................................
1,102
Additional paid-in capital ............................................................................................................................................................
4,277, 921
Net Assets ...............................................................................................................................................................
$ 6,874,201
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 61.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 65.35
Class A — Net assets ........................................................................................................................................................... $ 98,851,842
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,604,984
Net asset value per share: Class C (#) .......................................................................................................................................... $ 57.11
Class C — Net assets ........................................................................................................................................................... $ 37,519,821
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 656,923
Net asset value per share: Class M (#) ......................................................................................................................................... $ 62.41
Class M — Net assets .......................................................................................................................................................... $ 1,898,077,783
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,411,401
Net asset value per share: Class S (#) .......................................................................................................................................... $ 62.42
Class S — Net assets ............................................................................................................................................................ $ 4,839,752,041
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 77,529,546
Amounts in thousands
(*)     Securities on loan included in investments $ 2,548
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 202,717
(a)   Receivable from Broker for Futures $ 20,310
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 257
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 97,454
Dividends from affiliated funds ....................................................................................................................................... 8,743
Interest .............................................................................................................................................................................. 2
Securities lending income (net) ....................................................................................................................................... 1
Total investment income ..............................................................................................................................................................
106,200
Expenses
Advisory fees ................................................................................................................................................................... 42,824
Administrative fees .......................................................................................................................................................... 3,199
Custodian fees .................................................................................................................................................................. 551
Distribution fees - Class A ............................................................................................................................................... 241
Distribution fees - Class C ............................................................................................................................................... 290
Transfer agent fees - Class A ........................................................................................................................................... 193
Transfer agent fees - Class C ........................................................................................................................................... 77
Transfer agent fees - Class M .......................................................................................................................................... 3,656
Transfer agent fees - Class S ............................................................................................................................................ 9,296
Professional fees .............................................................................................................................................................. 357
Registration fees ............................................................................................................................................................... 168
Shareholder servicing fees - Class C ............................................................................................................................... 97
Trustees’ fees .................................................................................................................................................................... 385
Printing fees ..................................................................................................................................................................... 178
Miscellaneous .................................................................................................................................................................. 199
Expenses before reductions .............................................................................................................................................. 61,711
Expense reductions .......................................................................................................................................................... (2,144)
Net expenses ................................................................................................................................................................................
59,567
Net investment income (loss) .......................................................................................................................................................
46,633
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (40,337)
Investments in affiliated funds ......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 11,430
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
(28,899)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 594,641
Investments in affiliated funds ......................................................................................................................................... 10
Futures contracts .............................................................................................................................................................. (3,008)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 591,643
Net realized and unrealized gain (loss) ........................................................................................................................................ 562,744
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 609,377

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 46,633 $ 28,586
Net realized gain (loss) ....................................................................................................................... (28,899) (93,851)
Net change in unrealized appreciation (depreciation) ........................................................................ 591,643 (1,104,770)
Net increase (decrease) in net assets from operations .............................................................................. 609,377 (1,170,035)
Distributions
To shareholders
Class A .......................................................................................................................................... (300) —
Class M ......................................................................................................................................... (11,492) (3,735)
Class S .......................................................................................................................................... (24,564) (6,675)
Net decrease in net assets from distributions ............................................................................................ (36,356) (10,410)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 555,281 646,115
Total Net Increase (Decrease) in Net Assets ........................................................................
1,128,302 (534,330)
Net Assets
Beginning of period .................................................................................................................................. 5,745,899 6,280,229
End of period .............................................................................................................................................
$ 6,874,201 $ 5,745,899

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 259
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 201 $ 12,212 280 $ 17,314
Proceeds from reinvestment of distributions 5 300 — —
Payments for shares redeemed (157) (9,549) (187) (11,593)
Net increase (decrease)
49 2,963 93 5,721
Class C
Proceeds from shares sold 114 6,410 137 7,886
Payments for shares redeemed (153) (8,658) (126) (7,381)
Net increase (decrease)
(39) (2,248) 11 505
Class M
Proceeds from shares sold 9,171 557,224 8,797 543,419
Proceeds from reinvestment of distributions 202 11,467 54 3,728
Payments for shares redeemed (5,415) (335,469) (4,326) (267,192)
Net increase (decrease)
3,958 233,222 4,525 279,955
Class S
Proceeds from shares sold 17,855 1,090,373 17,076 1,060,590
Proceeds from reinvestment of distributions 429 24,383 96 6,626
Payments for shares redeemed (13,006) (793,412) (11,574) (707,282)
Net increase (decrease)
5,278 321,344 5,598 359,934
Total increase (decrease)
9,246 $ 555,281 10,227 $ 646,115

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2023 56.20 .27 5.31 5.58 (.19) (.19)
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) (.16)
October 31, 2020 45.09 .15 4.11 4.26 (.28) (.28)
October 31, 2019 40.57 .30 4.46 4.76 (.24) (.24)
Class C
October 31, 2023 52.33 (.17) 4.95 4.78 — —
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
Class M
October 31, 2023 56.96 .48 5.37 5.85 (.40) (.40)
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) (.17)
October 31, 2021 49.65 .18 19.77 19.95 (.33) (.33)
October 31, 2020 45.61 .32 4.15 4.47 (.43) (.43)
October 31, 2019 41.05 .42 4.52 4.94 (.38) (.38)
Class S
October 31, 2023 56.96 .43 5.37 5.80 (.34) (.34)
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) (.10)
October 31, 2021 49.65 .12 19.76 19.88 (.26) (.26)
October 31, 2020 45.60 .28 4.15 4.43 (.38) (.38)
October 31, 2019 41.04 .41 4.49 4.90 (.34) (.34)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 261
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ )
%
Portfolio
Turnover Rate
61.59 9.97 98,852 1.17 1.17 .44 25
56.20 (17.86) 87,448 1.18 1.17 .21 46
68.42 39.83 100,109 1.18 1.17 (.05) 22
49.07 9.47 69,634 1.19 1.17 .32 40
45.09 11.86 50,571 1.19 1.16 .71 34
57.11 9.15 37,520 1.92 1.92 (.31) 25
52.33 (18.48) 36,410 1.93 1.92 (.54) 46
64.19 38.79 43,968 1.93 1.92 (.80) 22
46.25 8.64 32,342 1.94 1.92 (.41) 40
42.57 11.03 29,681 1.94 1.91 (.03) 34
62.41 10.35 1,898,077 .92 .82 .78 25
56.96 (17.57) 1,506,693 .93 .82 .56 46
69.27 40.33 1,518,925 .93 .82 .29 22
49.65 9.84 620,317 .94 .82 .68 40
45.61 12.23 470,160 .95 .82 .97 34
62.42 10.26 4,839,752 .92 .92 .69 25
56.96 (17.65) 4,115,348 .93 .92 .46 46
69.27 40.18 4,617,227 .93 .92 .20 22
49.65 9.74 3,341,841 .94 .92 .59 40
45.60 12.12 3,038,276 .94 .91 .97 34

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 3,830,854
Administrative fees 287,652
Distribution fees 45,733
Shareholder servicing fees 8,149
Transfer agent fees 1,022,958
Trustee fees 24,909
$ 5,220,255
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 120,104 $ 810,521 $ 730,682 $ 9 $ 10 $ 199,962 $ 8,743 $ —
U.S. Cash Collateral Fund — 12,194 9,439 — — 2,755 2 —
$ 120,104 $ 822,715 $ 740,121 $ 9 $ 10 $ 202,717 $ 8,745 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 4,159,480,673 $ 2,800,836,894 $ (56,852,839) $ 2,743,984,055 $ 26,109,961 $ (17 4 , 914 , 457 )
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 36,355,587 $ — $ — $ 10,409,747 $ — $ —
Total distributable earnings (losses)
$ (413)
Additional paid-in capital
413

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
264 Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund - Class A
‡
Total
Return
1 Year (11 .12)%
5 Years 2 .40%§
10 Years 4 .29%§
Tax-Managed U.S. Mid & Small Cap Fund - Class C
Total
Return
1 Year (6 .38)%
5 Years 2 .88%§
10 Years 4 .15%§
Tax-Managed U.S. Mid & Small Cap Fund - Class M
‡‡
Total
Return
1 Year (5 .34)%
5 Years 4 .01%§
10 Years 5 .27%§
Tax-Managed U.S. Mid & Small Cap Fund - Class S
Total
Return
1 Year (5 .45)%
5 Years 3 .90%§
10 Years 5 .20%§
Russell 2500
TM
Index
**
Total
Return
1 Year (4 .63)%
5 Years 5 .48%§
10 Years 6 .89%§

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 265
The Tax-Managed U.S. Mid & Small Cap Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares lost
5.70%, 6.38%, 5.34% and 5.45%, respectively. This is compared to the Fund’s benchmark, the Russell 2500™ Index, which lost
4.63% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Small Blend Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 4.96%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
The latter half of 2022 witnessed the stock market tumbling
into bearish territory. Moving into 2023, the U.S. economy
experienced further moderation. The Federal Reserve's persistent efforts to tighten monetary policy, coupled with the waning
impact of fiscal stimulus, contributed to this deceleration. It was a largely negative return environment for the U.S. small and mid cap equity markets, where the smallest market capitalization stocks underperformed, and higher quality and lower volatility stocks outperformed. Energy and industrials were the best
performing sectors while the financials and health care sectors lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to U.S. mid and small cap stocks trading at discounted valuations as well as companies with higher growth and higher quality. Within the
U.S. mid and small cap market, the preference for higher quality stocks positively impacted benchmark relative performance.
Sector allocation decisions, including an underweight to
the financials sector and an overweight to the information
technology sector, were positive contributors during the fiscal year.
Stock selection by the Fund’s money managers slightly detracted during the fiscal year, including underperforming holdings
within the materials and real estate sectors.
With respect to certain of the Fund’s money managers, Ancora
Advisors, LLC (“Ancora”) was the strongest performing money
manager over the fiscal year. Ancora’s stock selection within the industrials and financials sectors was meaningfully rewarded.
Additionally, a large underweight to the underperforming health care sector and an overweight to the industrials sector were also beneficial.
BAMCO, Inc. (“BAMCO”) underperformed the Fund’s
benchmark over the fiscal year. RIM’s assignment with the
money manager is focused on stock selection specifically
within the small cap biotechnology sector. As that industry and the overall health care sector struggled during the fiscal year,
BAMCO’s performance detracted from the total Fund outcome
but the money manager’s contribution was within expectations given the industry-specific mandate.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. RIM managed the tax lots of the Fund, harvested
losses and deferred capital gains with respect to certain
securities to seek to improve the after-tax returns of the Fund.
This activity performed as intended by reducing capital gain distributions to zero during the fiscal year. Additionally, using the output from quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to
Fund exposures along factor and industry dimensions.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
266 Tax-Managed U.S. Mid & Small Cap Fund
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with value and quality factors. During the fiscal year, the strategy outperformed
the Fund’s benchmark, particularly as the quality factor
outperformed in the U.S. mid and small cap equity market.
From a sector perspective, being underweight to the health care and utilities sectors added value to Fund performance.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
During the fiscal year, the Fund terminated Cardinal Capital
Management LLC and hired Penn Capital Management
Company, LLC and Royce & Associates, LP. Allocations to
other money manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc Growth
Copeland Capital Management, LLC Market Oriented
DePrince, Race & Zollo, Inc. Value
Penn Capital Management, LLC Market Oriented
Polen Capital Management, LLC Growth
Royce & Associates, LP Market Oriented
Summit Creek Advisors, LLC Growth
* Assumes initial investment on November 1, 2013.
** Russell 2500
TM
Index is composed of the bottom 500 stocks in the Russell 1000
®
Index and all the stocks in the Russell 2000
®
Index. The Russell 2500
TM
Index return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 267
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.70 $ 1,017.74
Expenses Paid During Period* $ 7.25 $ 7.53
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 939.30 $ 1,014.12
Expenses Paid During Period* $ 10.75 $ 11.17
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 944.60 $ 1,019.66
Expenses Paid During Period* $ 5.39 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
268 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 944.20 $ 1,019.16
Expenses Paid During Period* $ 5.88 $ 6.11
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.8%
Consumer Discretionary - 13.5%
American Axle & Manufacturing Holdings,
Inc.(Æ) 9,051 61
American Eagle Outfitters, Inc. 42,341 740
API Group Corp.(Æ) 186,951 4,836
Atkore , Inc.(Æ) 11,750 1,460
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,229
Bath & Body Works, Inc. 27,381 812
Beacon Roofing Supply, Inc.(Æ) 9,638 686
Beazer Homes USA, Inc.(Æ) 51,466 1,245
BJ's Restaurants, Inc.(Æ) 11,885 306
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 691
Bloomin ' Brands, Inc. 149,667 3,493
Bluegreen Vacations Holding Corp. 18,363 615
Boot Barn Holdings, Inc.(Æ) 27,349 1,901
BorgWarner, Inc. 56,681 2,092
Boyd Gaming Corp. 15,720 869
Brinker International, Inc.(Æ) 19,584 664
Brunswick Corp. 39,387 2,736
Cable One, Inc. 2,212 1,216
Caesars Entertainment, Inc.(Æ) 5,171 206
Caleres , Inc. 34,500 882
Capri Holdings, Ltd.(Æ) 22,242 1,138
Carter's, Inc. 34,320 2,305
Cavco Industries, Inc.(Æ) 5,602 1,398
Century Communities, Inc. 18,164 1,117
Cheesecake Factory, Inc. (The) 22,697 705
Chegg , Inc.(Æ) 74,046 558
Churchill Downs, Inc. 30,698 3,372
Chuy's Holdings, Inc.(Æ) 43,568 1,466
Crocs, Inc.(Æ) 2,879 257
Dana Holding Corp. 72,514 832
Dave & Buster's Entertainment, Inc.(Æ) 51,575 1,802
Deckers Outdoor Corp.(Æ) 9,224 5,507
Denny's Corp.(Æ) 98,515 849
Dick's Sporting Goods, Inc. 29,191 3,122
Domino's Pizza, Inc. 7,114 2,412
Ethan Allen Interiors, Inc. 16,761 440
EW Scripps Co. (The) Class A(Æ) 25,255 138
FactSet Research Systems, Inc. 4,286 1,851
Farfetch , Ltd. Class A(Æ)(Ñ) 145,109 218
FirstCash Holdings, Inc. 9,286 1,011
Five Below, Inc.(Æ) 40,002 6,960
Floor & Decor Holdings, Inc. Class A(Æ)
(Ñ) 44,948 3,704
Gentherm , Inc.(Æ) 38,134 1,534
G-III Apparel Group, Ltd.(Æ) 88,788 2,269
GMS, Inc.(Æ) 8,715 510
Golden Entertainment, Inc. 55,194 1,731
Grand Canyon Education, Inc.(Æ) 15,870 1,878
Green Brick Partners, Inc.(Æ) 28,092 1,087
Group 1 Automotive, Inc. 2,622 662
Harley-Davidson, Inc. 19,170 515
Hillenbrand, Inc. 17,769 676
Hilton Grand Vacations, Inc.(Æ) 14,163 509
Hooker Furniture Corp. 53,756 899
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IAC/InterActiveCorp.(Æ) 68,036 2,895
iHeartMedia , Inc. Class A(Æ) 155,136 365
Instructure Holdings, Inc.(Æ) 54,980 1,354
International Game Technology PLC 47,959 1,219
Interpublic Group of Cos., Inc. (The) 15,677 445
Johnson Outdoors, Inc. Class A 28,449 1,353
Kontoor Brands, Inc. 40,545 1,883
Kura Sushi USA, Inc. Class A(Æ) 15,144 865
Lear Corp. 18,510 2,402
Levi Strauss & Co. Class A(Ñ) 260,885 3,566
Liberty Latin America, Ltd. Class C(Æ) 140,380 962
Liberty Media Corp.(Æ) 76,540 1,879
Light & Wonder, Inc. Class A(Æ) 24,104 1,762
Lions Gate Entertainment Corp. Class B(Æ) 240,719 1,796
Lithia Motors, Inc. Class A 16,816 4,073
Macy's, Inc. 154,090 1,877
Madison Square Garden Entertainment
Corp.(Æ) 20,822 635
Malibu Boats, Inc. Class A(Æ) 4,056 177
Marriott Vacations Worldwide Corp. 7,760 697
Meritage Homes Corp. 5,627 642
Mister Car Wash, Inc.(Æ)(Ñ) 58,689 305
Monro Muffler Brake, Inc. 15,218 378
Newell Rubbermaid, Inc. 492,703 3,311
Nexstar Media Group, Inc. Class A 36,774 5,151
Nu Skin Enterprises, Inc. Class A 20,503 389
nVent Electric PLC 34,460 1,659
ODP Corp. (The)(Æ) 8,873 399
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,997
OneWater Marine, Inc. Class A(Æ)(Ñ) 74,150 1,678
Papa John's International, Inc. 35,724 2,323
Patrick Industries, Inc. 7,858 591
Penn Entertainment, Inc.(Æ) 28,694 566
PetMed Express, Inc. 48,079 331
Planet Fitness, Inc. Class A(Æ) 4,543 251
PulteGroup, Inc. 22,204 1,634
PVH Corp. 26,694 1,985
RB Global, Inc. 13,616 890
RCI Hospitality Holdings, Inc. 22,182 1,209
Restoration Hardware(Æ) 7,239 1,578
Revolve Group, Inc.(Æ)(Ñ) 64,737 890
Rocky Brands, Inc. 46,209 567
SeaWorld Entertainment, Inc.(Æ) 15,578 671
Service Corp. International 12,051 656
Shoe Carnival, Inc. 13,128 300
Signet Jewelers, Ltd. 22,099 1,543
Skechers USA, Inc. Class A(Æ) 27,104 1,307
Sphere Entertainment Co.(Æ) 10,343 340
Taylor Morrison Home Corp. Class A(Æ) 20,519 786
Texas Roadhouse, Inc. Class A 9,894 1,005
Toll Brothers, Inc. 10,396 735
Transcat , Inc.(Æ) 5,568 501
Travel + Leisure Co. 62,143 2,115
Tri Pointe Homes, Inc.(Æ) 33,493 839
TripAdvisor, Inc.(Æ) 28,863 426
Universal Electronics, Inc.(Æ) 42,202 331
Urban Outfitters, Inc.(Æ) 43,349 1,501

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VF Corp. 125,499 1,849
Wabash National Corp. 27,235 563
Weyco Group, Inc. 21,994 636
Wingstop , Inc. 27,753 5,072
Wyndham Hotels & Resorts, Inc. 19,069 1,381
YETI Holdings, Inc.(Æ) 84,137 3,577
Ziff Davis, Inc.(Æ) 65,530 3,962
170,197
Consumer Staples - 3.1%
Aramark Services, Inc. 38,237 1,030
BellRing Brands, Inc.(Æ) 21,651 947
Casey's General Stores, Inc. 17,980 4,889
Celsius Holdings, Inc.(Æ) 15,166 2,306
Grocery Outlet Holding Corp.(Æ) 24,167 669
Helen of Troy, Ltd.(Æ) 17,601 1,730
HF Foods Group, Inc.(Æ) 162,311 656
Ingredion, Inc. 16,720 1,565
Inter Parfums , Inc. 12,633 1,606
J&J Snack Foods Corp. 27,612 4,324
Lancaster Colony Corp. 5,277 893
Limoneira Co.(Ñ) 38,760 554
MGP Ingredients, Inc. 5,280 500
Nomad Foods, Ltd.(Æ) 158,122 2,185
Performance Food Group Co.(Æ) 5,696 329
Pilgrim's Pride Corp.(Æ) 57,405 1,464
Post Holdings, Inc.(Æ) 5,407 434
Primo Water Corp. 140,852 1,839
Spectrum Brands Holdings, Inc. 54,589 4,112
Sprouts Farmers Market, Inc.(Æ) 16,574 696
Tyson Foods, Inc. Class A 62,932 2,917
United Natural Foods, Inc.(Æ) 24,156 352
US Foods Holding Corp.(Æ) 27,044 1,053
Warby Parker, Inc. Class A(Æ)(Ñ) 146,410 1,900
Weis Markets, Inc. 6,526 425
39,375
Energy - 4.8%
Amplify Energy Corp.(Æ) 80,497 560
Antero Resources Corp.(Æ) 104,489 3,076
Array Technologies, Inc.(Æ) 18,693 324
Centrus Energy Corp. Class A(Æ) 21,431 1,137
ChampionX Corp. 144,930 4,464
Civitas Resources, Inc. 27,056 2,041
CONSOL Energy, Inc. 7,881 724
Core Laboratories, Inc. 56,389 1,208
Coterra Energy, Inc. 74,311 2,044
Delek US Holdings, Inc. 47,695 1,257
Diamondback Energy, Inc. 18,179 2,915
Dril -Quip, Inc.(Æ) 59,531 1,289
EQT Corp. 17,282 732
First Solar, Inc.(Æ) 6,037 860
HF Sinclair Corp. 20,474 1,134
Hostess Brands, Inc. Class A(Æ) 120,309 4,018
Liberty Energy, Inc. Class A 80,925 1,594
Marathon Oil Corp. 79,268 2,165
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matador Resources Co. 38,825 2,395
NOV, Inc. 178,177 3,556
NOW, Inc.(Æ) 85,613 944
Oil States International, Inc.(Æ) 131,628 956
Pason Systems, Inc. 177,949 1,705
Patterson-UTI Energy, Inc. 347,281 4,411
Pioneer Natural Resources Co. 8,784 2,099
ProFrac Holding Corp. Class A(Æ)(Ñ) 18,343 173
ProPetro Holding Corp.(Æ) 175,971 1,844
Ring Energy, Inc.(Æ)(Ñ) 298,677 520
SolarEdge Technologies, Inc.(Æ) 3,192 242
Solaris Oilfield Infrastructure, Inc. Class A 361,394 3,339
Southwestern Energy Co.(Æ) 262,618 1,873
Transocean, Ltd.(Æ) 92,161 610
US Silica Holdings, Inc.(Æ) 104,840 1,265
Viper Energy, Inc. 61,786 1,760
W&T Offshore, Inc. 218,596 907
Weatherford International PLC(Æ) 7,726 719
60,860
Financial Services - 19.9%
Affiliated Managers Group, Inc. 11,012 1,352
Agree Realty Corp.(ö) 19,662 1,100
Air Lease Corp. Class A 70,879 2,455
Alpine Income Property Trust, Inc.(ö) 165,808 2,553
AlTi Global, Inc.(Æ) 38,990 244
Ambac Financial Group, Inc.(Æ) 126,399 1,533
American Equity Investment Life Holding
Co. 80,474 4,262
American Realty Investors, Inc.(Æ) 5,621 71
AMERISAFE, Inc. 11,366 579
Anywhere Real Estate, Inc.(Æ) 283,245 1,323
Apple Hospitality REIT, Inc.(ö) 26,356 413
Associated Banc-Corp. 20,340 330
Assurant, Inc. 5,539 825
Assured Guaranty, Ltd. 32,646 2,037
Atlantic Union Bankshares Corp. 29,938 863
Axis Capital Holdings, Ltd. 21,504 1,228
Axos Financial, Inc.(Æ) 11,131 401
Bancorp, Inc. (The)(Æ) 29,842 1,064
Bank of NT Butterfield & Son, Ltd. (The) 9,631 243
Bank OZK 42,384 1,518
BankUnited , Inc. 102,669 2,239
Banner Corp. 10,529 444
BGC Partners, Inc. Class A 296,615 1,741
Bridgewater Bancshares, Inc.(Æ) 137,619 1,325
Brighthouse Financial, Inc.(Æ) 23,948 1,085
Cadence Bank 57,103 1,209
Cannae Holdings, Inc.(Æ) 105,363 1,723
Capitol Federal Financial, Inc. 92,058 479
Carter Bankshares , Inc.(Æ) 72,494 816
Chatham Lodging Trust(ö) 164,923 1,526
CNO Financial Group, Inc. 65,539 1,519
Cohen & Steers, Inc. 64,946 3,393
Columbia Banking System, Inc. 58,051 1,142
Community Bank System, Inc. 28,319 1,131
Community Healthcare Trust, Inc.(ö) 102,399 2,936

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Portfolio Services, Inc.(Æ)(Ñ) 111,542 1,032
CTO Realty Growth, Inc.(Ñ)(ö) 141,838 2,296
Customers Bancorp, Inc.(Æ) 76,169 3,063
DiamondRock Hospitality Co.(ö) 198,651 1,536
Discover Financial Services 20,475 1,681
Distribution Solutions Group, Inc.(Æ) 58,312 1,758
Diversified Healthcare Trust(ö) 520,170 1,077
Easterly Government Properties, Inc.(ö) 311,199 3,348
Encore Capital Group, Inc.(Æ) 11,847 446
Enova International, Inc.(Æ) 30,176 1,203
Equity Bancshares, Inc. Class A 49,936 1,208
Equity Commonwealth(ö) 67,718 1,283
Erie Indemnity Co. Class A 4,852 1,340
eXp World Holdings, Inc.(Ñ) 136,774 1,815
Extra Space Storage, Inc.(ö) 7,832 811
F&G Annuities & Life, Inc.(Ñ) 102,569 3,148
Federal Agricultural Mortgage Corp. Class
C 14,346 2,131
First American Financial Corp. 25,389 1,306
First BanCorp 106,817 1,426
First Bancshares, Inc. 32,213 780
First Bank 93,878 1,038
First Citizens BancShares , Inc. Class A 1,387 1,915
First Commonwealth Financial Corp. 59,331 723
First Horizon National Corp. 98,309 1,057
First Industrial Realty Trust, Inc.(ö) 54,380 2,300
First Internet Bancorp 73,894 1,210
FNB Corp. 90,478 967
Forge Global Holdings, Inc.(Æ)(Ñ) 314,228 798
FTAI Aviation, Ltd. 95,391 3,588
Gaming and Leisure Properties, Inc.(ö) 56,023 2,543
Genworth Financial, Inc. Class A(Æ) 108,399 649
Glacier Bancorp, Inc. 83,779 2,529
Globe Life, Inc. 826 96
Goosehead Insurance, Inc. Class A(Æ) 69,308 4,496
Grid Dynamics Holdings, Inc.(Æ) 125,284 1,270
Hamilton Lane, Inc. Class A 45,334 3,813
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 98,082 1,681
Hanover Insurance Group, Inc. (The) 23,918 2,803
HBT Financial, Inc. 37,869 682
Hingham Institution for Savings(Ñ) 8,986 1,335
Home BancShares , Inc. 126,001 2,577
Horace Mann Educators Corp. 75,025 2,381
Houlihan Lokey , Inc. Class A 57,877 5,818
Howard Hughes Corp. (The)(Æ) 40,210 2,667
Independence Realty Trust, Inc.(ö) 61,288 759
Independent Bank Group, Inc. 63,154 2,232
International General Insurance Holdings,
Ltd.(Ñ) 361,386 3,972
Jackson Financial, Inc. Class A 62,653 2,300
Jones Lang LaSalle, Inc.(Æ) 15,978 2,044
Kennedy-Wilson, Inc. 184,399 2,373
Kinsale Capital Group, Inc. 1,571 525
Lamar Advertising Co. Class A(ö) 5,068 417
LendingClub Corp.(Æ) 214,271 1,112
LendingTree , Inc.(Æ) 9,085 120
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Live Oak Bancshares, Inc. 81,716 2,357
Maiden Holdings, Ltd.(Æ)(Ñ) 429,554 704
MBIA, Inc.(Æ) 41,157 283
Metropolitan Bank Holding Corp.(Æ) 40,089 1,299
MGIC Investment Corp. 87,321 1,470
Mid-America Apartment Communities, Inc.
(ö) 4,859 574
Moelis & Co. Class A(Ñ) 6,253 260
Mr. Cooper Group, Inc.(Æ) 20,365 1,151
NETSTREIT Corp.(ö) 126,596 1,804
Newmark Group, Inc. Class A 322,719 1,830
NewtekOne , Inc.(Ñ) 114,473 1,588
NexPoint Residential Trust, Inc.(ö) 49,096 1,325
NMI Holdings, Inc. Class A(Æ) 57,349 1,568
Northrim BanCorp , Inc. 25,286 1,055
Ocwen Financial Corp.(Æ) 17,450 419
OFG Bancorp 134,940 3,997
Old Second Bancorp, Inc. 86,765 1,177
Origin Bancorp, Inc. 55,452 1,641
Outfront Media, Inc.(ö) 123,348 1,204
PacWest Bancorp(Ñ) 114,556 811
Pathward Financial, Inc. 18,152 822
Peapack -Gladstone Financial Corp. 34,751 812
Perella Weinberg Partners 95,814 940
Popular, Inc. 38,925 2,532
Postal Realty Trust, Inc. Class A(ö) 61,492 814
Potlatch Corp.(ö) 48,557 2,081
PRA Group, Inc.(Æ) 50,103 617
Primerica, Inc. 8,016 1,532
Progyny , Inc.(Æ) 81,926 2,528
Prosperity Bancshares, Inc. 67,929 3,705
Radian Group, Inc. 51,019 1,293
Raymond James Financial, Inc. 29,861 2,850
Reinsurance Group of America, Inc. Class A 9,671 1,446
RenaissanceRe Holdings, Ltd. 7,843 1,722
Rexford Industrial Realty, Inc.(ö) 15,855 686
Ryman Hospitality Properties, Inc.(ö) 23,837 2,040
Seacoast Banking Corp. of Florida 29,588 598
Selective Insurance Group, Inc. 41,173 4,287
Simmons First National Corp. Class A 84,706 1,204
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 1,303
SLM Corp. 75,562 982
SoFi Technologies, Inc.(Æ)(Ñ) 31,900 241
Southern First Bancshares, Inc.(Æ) 52,856 1,427
Southern Missouri Bancorp, Inc. 31,039 1,256
SouthState Corp. 14,455 955
St. Joe Co. (The) 35,120 1,638
STAG Industrial, Inc.(ö) 118,718 3,944
Starwood Property Trust, Inc.(Ñ)(ö) 66,209 1,175
Stewart Information Services Corp. 90,247 3,941
Stock Yards Bancorp, Inc. 40,166 1,571
Summit Financial Group, Inc. 61,472 1,322
Sun Communities, Inc.(ö) 13,480 1,500
Synovus Financial Corp. 33,737 880
Tel Aviv Stock Exchange, Ltd.(Æ) 460,166 2,049
Terreno Realty Corp.(ö) 11,848 631

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
272 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Capital Bancshares, Inc.(Æ) 28,980 1,596
Towne Bank 31,377 751
Tradeweb Markets, Inc. Class A 18,095 1,629
Triumph Financial, Inc. 13,123 817
Trupanion , Inc.(Æ)(Ñ) 20,192 416
UMB Financial Corp. 9,870 619
United Community Banks, Inc. 44,508 983
Unum Group 41,015 2,006
Valley National Bancorp 340,057 2,646
Veritex Holdings, Inc. 72,941 1,256
Vestis Corp.(Æ) 19,118 292
Virtus Investment Partners, Inc. 1,899 350
Voya Financial, Inc. 70,855 4,731
Walker & Dunlop, Inc. 6,326 410
Webster Financial Corp. 50,085 1,902
Western Alliance Bancorp 18,296 752
249,577
Health Care - 11.2%
Acadia Healthcare Co., Inc.(Æ) 5,395 397
Acadia Pharmaceuticals, Inc.(Æ) 10,330 233
AdaptHealth Corp.(Æ) 56,389 413
Addus HomeCare Corp.(Æ) 28,153 2,221
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 10,130 1,870
Alphatec Holdings, Inc.(Æ) 50,203 461
Amneal Pharmaceuticals, Inc.(Æ) 237,260 918
Apollo Medical Holdings, Inc.(Æ) 14,297 446
Arcellx , Inc.(Æ) 60,390 2,129
Argenx SE - ADR(Æ) 9,086 4,267
Arrowhead Pharmaceuticals, Inc.(Æ) 66,500 1,635
Arvinas , Inc.(Æ) 39,749 641
Ascendis Pharma A/S - ADR(Æ) 7,374 659
Assertio Holdings, Inc.(Æ) 12,244 26
Azenta , Inc.(Æ) 8,533 388
Beam Therapeutics, Inc.(Æ) 53,176 1,124
Biohaven , Ltd.(Æ) 7,390 196
Blueprint Medicines Corp.(Æ) 16,929 996
Cara Therapeutics, Inc.(Æ) 261,252 337
Catalent , Inc.(Æ) 21,400 736
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 821
Centene Corp.(Æ) 19,561 1,349
Certara , Inc.(Æ) 28,750 350
Charles River Laboratories International,
Inc.(Æ) 14,788 2,490
Chemed Corp. 4,610 2,594
Community Health Systems, Inc.(Æ) 121,617 260
Cooper Cos., Inc. (The) 2,058 642
CorVel Corp.(Æ) 11,987 2,325
Cytokinetics, Inc.(Æ) 98,094 3,420
Denali Therapeutics, Inc.(Æ) 38,303 721
Dentsply Sirona, Inc. 55,214 1,679
DexCom , Inc.(Æ) 9,320 828
Doximity , Inc. Class A(Æ) 28,050 573
Dyne Therapeutics, Inc.(Æ) 50,014 353
Encompass Health Corp. 51,986 3,252
Enhabit , Inc.(Æ) 35,269 260
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enovis Corp.(Æ) 21,967 1,008
Ensign Group, Inc. (The) 29,828 2,881
Envista Holdings Corp.(Æ) 34,354 799
Evolus , Inc.(Æ) 125,540 954
Fulgent Genetics, Inc.(Æ) 28,671 686
Geron Corp.(Æ) 360,996 686
Haemonetics Corp.(Æ) 20,950 1,786
Halozyme Therapeutics, Inc.(Æ) 47,988 1,625
HealthEquity , Inc.(Æ) 18,158 1,302
Henry Schein, Inc.(Æ) 10,965 713
Icon PLC(Æ) 18,708 4,564
InfuSystem Holdings, Inc.(Æ) 54,998 527
Inhibrx , Inc.(Æ) 175,566 2,716
Inogen , Inc.(Æ) 15,083 67
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,301
Intellia Therapeutics, Inc.(Æ) 47,352 1,186
Keros Therapeutics, Inc.(Æ) 21,016 600
Kura Oncology, Inc.(Æ) 62,879 531
Kymera Therapeutics, Inc.(Æ) 11,493 134
Lantheus Holdings, Inc.(Æ) 7,822 505
Legend Biotech Corp. - ADR(Æ) 39,091 2,583
LeMaitre Vascular, Inc. 63,624 3,091
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 512
Liquidia Corp.(Æ)(Ñ) 178,929 1,165
LivaNova PLC(Æ) 23,884 1,172
Medpace Holdings, Inc.(Æ) 7,207 1,749
MeiraGTx Holdings PLC(Æ) 86,277 390
ModivCare , Inc.(Æ) 320 14
Molina Healthcare, Inc.(Æ) 4,848 1,614
Neurocrine Biosciences, Inc.(Æ) 26,869 2,981
OmniAb , Inc.(Æ) 6,830 —
Omnicell , Inc.(Æ) 37,868 1,346
Option Care Health, Inc.(Æ) 42,235 1,171
Organon & Co. 43,438 642
Owens & Minor, Inc.(Æ) 84,431 1,210
Pediatrix Medical Group, Inc.(Æ) 36,792 422
Pennant Group, Inc. (The)(Æ) 47,422 516
Penumbra, Inc.(Æ) 626 120
Perrigo Co. PLC 224,632 6,209
PetIQ , Inc.(Æ) 42,695 801
Pliant Therapeutics, Inc.(Æ) 66,873 981
Prestige Brands Holdings, Inc.(Æ) 7,856 466
PTC Therapeutics, Inc.(Æ) 25,026 469
Quest Diagnostics, Inc. 7,338 955
QuidelOrtho Corp.(Æ) 17,725 1,083
Quipt Home Medical Corp.(Æ)(Ñ) 168,384 796
Rain Oncology, Inc.(Æ)(Ñ) 382,636 409
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 36,928 195
Repligen Corp.(Æ) 12,123 1,631
Rocket Pharmaceuticals, Inc.(Æ) 284,502 5,150
Sarepta Therapeutics, Inc.(Æ) 13,002 875
Schrodinger, Inc.(Æ) 87,177 1,892
ShockWave Medical, Inc.(Æ) 3,899 804
Smith & Nephew PLC - ADR 135,542 3,014
SpringWorks Therapeutics, Inc.(Æ) 41,443 949
STAAR Surgical Co.(Æ) 9,709 406

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
STERIS PLC 18,634 3,913
Supernus Pharmaceuticals, Inc.(Æ) 14,740 352
Tandem Diabetes Care, Inc.(Æ) 23,303 403
Tenet Healthcare Corp.(Æ) 14,661 787
Ultragenyx Pharmaceutical, Inc.(Æ) 18,083 640
United Therapeutics Corp.(Æ) 8,306 1,851
US Physical Therapy, Inc. 22,949 1,930
Utah Medical Products, Inc. 9,271 737
Veeva Systems, Inc. Class A(Æ) 6,119 1,179
Ventyx Biosciences, Inc.(Æ) 35,091 506
Vericel Corp.(Æ) 56,908 2,002
Viridian Therapeutics, Inc.(Æ) 105,801 1,323
West Pharmaceutical Services, Inc. 14,698 4,678
Xencor , Inc.(Æ) 43,841 761
Xenon Pharmaceuticals, Inc.(Æ) 64,215 1,991
Zai Lab, Ltd. - ADR(Æ)(Ñ) 52,139 1,314
Zentalis Pharmaceuticals, Inc.(Æ) 44,755 732
Zimvie , Inc.(Æ) 146,212 1,032
140,495
Materials and Processing - 10.3%
AAON, Inc. 16,839 917
Acuity Brands, Inc. 2,856 463
Advanced Drainage Systems, Inc. 16,562 1,769
AdvanSix , Inc. 27,650 762
Alcoa Corp. 33,253 853
Ashland, Inc. 11,088 850
Avient Corp. 35,345 1,118
Axalta Coating Systems, Ltd.(Æ) 50,647 1,328
Balchem Corp. 20,807 2,419
Ball Corp. 111,057 5,347
Belden, Inc. 5,651 401
Builders FirstSource , Inc.(Æ) 34,934 3,791
Carpenter Technology Corp. 12,157 762
Cleveland-Cliffs, Inc.(Æ) 46,373 778
Codexis , Inc.(Æ) 40,682 67
Commercial Metals Co. 77,975 3,298
Crown Holdings, Inc. 12,014 968
Darling Ingredients, Inc.(Æ) 12,608 558
Eagle Materials, Inc. 17,343 2,669
Element Solutions, Inc. 305,862 5,576
Fabrinet (Æ) 5,341 828
FMC Corp. 16,458 876
Fortune Brands Innovations, Inc. 38,931 2,172
Global Industrial Co. 18,219 582
Healthcare Services Group, Inc. 143,115 1,360
Huntsman Corp. 21,662 505
Ingevity Corp.(Æ) 11,311 456
Innospec , Inc. 4,161 408
Intrepid Potash, Inc.(Æ) 56,072 1,115
ITT, Inc. 39,309 3,669
Kaiser Aluminum Corp. 44,082 2,504
KAR Auction Services, Inc.(Æ) 136,417 1,832
Knife River Corp.(Æ) 25,914 1,304
Koppers Holdings, Inc. 14,523 531
Lennox International, Inc. 16,352 6,059
Livent Corp.(Æ)(Ñ) 34,828 508
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LKQ Corp. 39,109 1,718
LSB Industries, Inc.(Æ) 114,230 1,041
Masterbrand, Inc.(Æ) 330,073 3,667
Mativ Holdings, Inc. 175,080 2,294
MDU Resources Group, Inc. 161,827 3,012
Minerals Technologies, Inc. 25,969 1,404
Modine Manufacturing Co.(Æ) 114,783 4,534
Mohawk Industries, Inc.(Æ) 10,041 807
MRC Global, Inc.(Æ) 124,517 1,309
O-I Glass, Inc. (Æ) 30,144 466
Olin Corp. 23,277 994
Olympic Steel, Inc. 22,978 1,167
Osisko Gold Royalties, Ltd. 114,225 1,396
Owens Corning 10,132 1,149
Packaging Corp. of America 4,726 723
PGT Innovations, Inc.(Æ) 32,596 976
Pool Corp. 12,749 4,026
Quaker Chemical Corp. 6,825 981
Reliance Steel & Aluminum Co. 4,945 1,258
Resideo Technologies, Inc.(Æ) 50,050 725
Rogers Corp.(Æ) 5,869 721
Royal Gold, Inc. 15,751 1,643
RPM International, Inc. 6,601 602
Rush Enterprises, Inc. Class A 70,983 2,526
ScanSource , Inc.(Æ) 24,883 756
Sealed Air Corp. 78,642 2,421
Silgan Holdings, Inc. 130,449 5,226
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,811
SPX Technologies, Inc.(Æ) 51,202 4,102
Steel Dynamics, Inc. 19,144 2,039
Summit Materials, Inc. Class A(Æ) 8,663 285
Timken Co. (The) 7,696 532
TimkenSteel Corp.(Æ) 35,975 731
Trex Co., Inc.(Æ) 61,288 3,445
UFP Industries, Inc. 23,270 2,215
United States Steel Corp. 41,621 1,410
Valmont Industries, Inc. 3,523 694
Valvoline, Inc. 46,246 1,372
Watsco , Inc. 4,901 1,710
Westrock Co. 31,055 1,116
Worthington Industries, Inc. 9,630 593
129,000
Producer Durables - 17.5%
ABM Industries, Inc. 31,870 1,254
Advantage Solutions, Inc.(Æ) 305,307 702
AECOM 40,397 3,092
Alamo Group, Inc. 5,697 913
Alarm.com Holdings, Inc.(Æ) 56,742 2,901
Alight, Inc. Class A(Æ) 319,131 2,119
Allison Transmission Holdings, Inc. Class A 13,732 692
Alta Equipment Group, Inc. 66,347 610
AMN Healthcare Services, Inc.(Æ) 35,218 2,672
Applied Industrial Technologies, Inc. 4,001 614
ArcBest Corp. 30,202 3,288
Arcosa , Inc. 45,271 3,127
Arhaus , Inc.(Æ) 139,811 1,205

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
274 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avery Dennison Corp. 4,784 833
Badger Meter, Inc. 12,047 1,669
Barnes Group, Inc. 54,236 1,128
Barrett Business Services, Inc. 19,143 1,751
Booz Allen Hamilton Holding Corp. Class A 9,028 1,083
Brady Corp. Class A 41,359 2,128
BWX Technologies, Inc. 54,090 4,018
Cactus, Inc. Class A 10,963 515
Carlisle Cos., Inc. 4,808 1,222
Chart Industries, Inc.(Æ) 9,882 1,149
Comfort Systems USA, Inc. 8,542 1,553
Compass Diversified Holdings(Ñ) 79,026 1,358
Construction Partners, Inc. Class A(Æ) 59,402 2,284
CoStar Group, Inc.(Æ) 25,317 1,859
Crane Co. 18,181 1,770
Cross Country Healthcare, Inc.(Æ) 21,702 503
CryoPort , Inc.(Æ) 33,756 327
Deluxe Corp. 142,895 2,436
DMC Global, Inc.(Æ) 50,919 965
Donaldson Co., Inc. 16,407 946
Dorian LPG, Ltd. 46,650 1,491
Dorman Products, Inc.(Æ) 22,396 1,393
Douglas Dynamics, Inc. 58,901 1,430
Dycom Industries, Inc.(Æ) 11,879 1,012
Eastman Kodak Co.(Æ) 18,005 67
Encore Wire Corp. 5,691 1,018
EnerSys 62,739 5,369
EnPro Industries, Inc. 10,599 1,177
Esab Corp. 43,467 2,752
ESCO Technologies, Inc. 24,586 2,390
Euronet Worldwide, Inc.(Æ) 33,953 2,609
ExlService Holdings, Inc.(Æ) 44,058 1,150
Exponent, Inc. 10,275 753
FARO Technologies, Inc.(Æ) 46,623 600
Flowserve Corp. 186,055 6,832
Fluor Corp.(Æ) 37,800 1,258
Forward Air Corp. 3,832 247
Fox Factory Holding Corp.(Æ) 39,276 3,200
Franklin Electric Co., Inc. 24,410 2,117
FTI Consulting, Inc.(Æ) 7,468 1,585
Gartner, Inc.(Æ) 3,010 999
GFL Environmental, Inc. 29,018 836
Gorman-Rupp Co. (The) 39,371 1,163
Granite Construction, Inc. 19,483 789
GXO Logistics, Inc.(Æ) 50,909 2,571
H&E Equipment Services, Inc. 35,231 1,435
Hackett Group, Inc. (The) 98,604 2,198
Hawaiian Holdings, Inc.(Æ) 168,184 708
Heico Corp. 12,382 1,961
Herc Holdings, Inc. 7,337 784
Hertz Global Holdings, Inc.(Æ) 51,998 438
Hexcel Corp. 8,499 526
Hillman Solutions Corp.(Æ) 75,459 495
Howmet Aerospace, Inc. 42,058 1,855
Huntington Ingalls Industries, Inc. 2,524 555
Insperity , Inc. 16,360 1,732
John Bean Technologies Corp. 3,761 391
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kaman Corp. Class A 80,233 1,493
Keysight Technologies, Inc.(Æ) 14,446 1,763
Knight-Swift Transportation Holdings, Inc. 9,433 461
Lamb Weston Holdings, Inc. 21,425 1,924
Landstar System, Inc. 9,875 1,627
Limbach Holdings, Inc.(Æ) 15,212 453
Littelfuse , Inc. 15,103 3,272
Lovesac Co. (The)(Æ) 5,003 82
MarketAxess Holdings, Inc. 4,289 917
MasTec , Inc.(Æ) 17,488 1,040
Matson, Inc. 32,889 2,863
Maximus, Inc. 23,374 1,747
Mayville Engineering Co., Inc.(Æ) 50,242 607
Middleby Corp.(Æ) 8,536 963
MillerKnoll , Inc. 145,514 3,420
Montrose Environmental Group, Inc.(Æ) 16,955 392
Morningstar, Inc. 11,547 2,924
Murphy USA, Inc. 1,877 681
MYR Group, Inc.(Æ) 11,935 1,382
Nordson Corp. 6,859 1,458
NV5 Global, Inc.(Æ) 34,308 3,237
Paylocity Holding Corp.(Æ) 19,836 3,559
Paysafe , Ltd.(Æ) 58,930 573
Pentair PLC 13,065 759
Phinia , Inc. 71,599 1,853
PROG Holdings, Inc.(Æ) 67,376 1,845
Quanta Services, Inc. 9,975 1,667
RBC Bearings, Inc.(Æ) 1,938 426
Regal Rexnord Corp. 9,258 1,096
Repay Holdings Corp.(Æ) 448,382 2,686
RXO, Inc.(Æ) 9,872 173
Ryder System, Inc. 13,972 1,363
Ryerson Holding Corp. 31,214 907
Saia, Inc.(Æ) 15,265 5,472
Snap-on, Inc. 3,029 781
SoundThinking , Inc.(Æ) 24,280 366
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 18,168 411
Spirit Airlines, Inc.(Ñ) 48,491 557
Stagwell , Inc.(Æ) 103,206 425
Standex International Corp. 22,197 3,187
Sterling Infrastructure, Inc.(Æ) 21,014 1,531
StoneCo , Ltd. Class A(Æ) 33,550 333
Teekay Tankers, Ltd. Class A 12,352 614
Teledyne Technologies, Inc.(Æ) 2,321 869
Terex Corp. 16,159 740
Tetra Tech, Inc. 14,434 2,178
Textainer Group Holdings, Ltd. 16,226 797
Textron, Inc. 11,075 842
Thermon Group Holdings, Inc.(Æ) 79,805 2,130
Tidewater, Inc.(Æ) 10,522 719
Titan International, Inc.(Æ) 24,929 283
Toast, Inc. Class A(Æ) 32,193 515
TopBuild Corp.(Æ) 6,629 1,516
Toro Co. (The) 9,787 791
Trade Desk, Inc. (The) Class A(Æ) 43,716 3,102
TransUnion 4,673 205

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TriMas Corp. 30,312 734
Trimble Navigation, Ltd.(Æ) 49,203 2,319
UniFirst Corp. 6,725 1,106
United Rentals, Inc. 4,381 1,780
V2X, Inc.(Æ) 84,619 4,322
Vertex Energy, Inc.(Æ) 9,181 40
Vitesco Technologies Group AG(Æ) 25,630 2,498
Vontier Corp. 161,719 4,780
Watts Water Technologies, Inc. Class A 4,528 783
Werner Enterprises, Inc. 45,124 1,639
WESCO International, Inc. 30,963 3,969
Westinghouse Air Brake Technologies Corp. 15,241 1,616
Whole Earth Brands, Inc.(Æ) 315,008 1,115
WNS Holdings, Ltd. - ADR(Æ) 25,453 1,383
XPO, Inc.(Æ) 48,776 3,698
220,331
Technology - 13.5%
ACI Worldwide, Inc.(Æ) 19,516 398
ACM Research, Inc. Class A(Æ) 51,695 703
ADTRAN Holdings, Inc. 243,012 1,597
Advanced Micro Devices, Inc.(Æ) 6,838 674
Allegro MicroSystems , Inc.(Æ) 7,245 188
Alpha & Omega Semiconductor, Ltd.(Æ) 49,791 1,181
American Software, Inc. Class A 212,160 2,327
Appfolio , Inc. Class A(Æ) 20,175 3,784
Arista Networks, Inc.(Æ) 6,384 1,279
Aspen Technology, Inc.(Æ) 9,355 1,663
Avid Technology, Inc.(Æ) 20,895 565
Avnet, Inc. 13,838 641
Bandwidth, Inc. Class A(Æ) 58,206 618
Bill.com Holdings, Inc.(Æ) 5,024 459
Bio Techne Corp. 73,832 4,033
Box, Inc. Class A(Æ) 18,284 455
Broadridge Financial Solutions, Inc. 6,755 1,153
Bumble, Inc. Class A(Æ) 82,030 1,103
CACI International, Inc. Class A(Æ) 11,126 3,613
Calix, Inc.(Æ) 8,224 272
CCC Intelligent Solutions Holdings, Inc.(Æ) 277,018 2,984
Clearfield, Inc.(Æ) 1,928 46
Clearwater Analytics Holdings, Inc. Class
A(Æ) 51,436 930
Cognex Corp. 16,077 579
Coherent Corp.(Æ) 39,984 1,184
Concentrix Corp. 14,055 1,071
Consensus Cloud Solutions, Inc.(Æ) 24,862 537
Crane NXT Co. 73,261 3,810
Daily Journal Corp.(Æ) 3,316 965
Descartes Systems Group, Inc. (The)(Æ) 46,035 3,324
Diebold Nixdorf Inc (Æ)(Ñ) 20,109 382
Digi International, Inc.(Æ) 17,530 441
Digital Turbine, Inc.(Æ) 54,910 260
Diodes, Inc.(Æ) 27,037 1,760
Dolby Laboratories, Inc. Class A 32,605 2,639
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,231
DoubleVerify Holdings, Inc.(Æ) 59,249 1,649
DXC Technology Co.(Æ) 31,376 633
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dynatrace , Inc.(Æ) 121,443 5,430
DZS, Inc.(Æ) 81,779 104
Endava PLC - ADR(Æ) 30,285 1,519
EngageSmart , Inc.(Æ) 21,943 497
Entegris , Inc. 37,074 3,264
Envestnet , Inc.(Æ) 42,297 1,565
Etsy, Inc.(Æ) 25,669 1,599
Evolent Health, Inc. Class A(Æ) 39,513 965
Fair Isaac Corp.(Æ) 8,380 7,088
Five9, Inc.(Æ) 27,909 1,615
Fortinet, Inc.(Æ) 32,036 1,832
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact , Ltd. 57,462 1,927
Globant SA(Æ) 22,530 3,837
GoDaddy , Inc. Class A(Æ) 24,884 1,822
Guidewire Software, Inc.(Æ) 16,199 1,460
Inspired Entertainment, Inc.(Æ) 73,481 733
Jabil Circuit, Inc. 6,244 767
Jack Henry & Associates, Inc. 4,880 688
Kimball Electronics, Inc.(Æ) 21,038 551
Kulicke & Soffa Industries, Inc. 135,260 5,628
Kyndryl Holdings, Inc.(Æ) 311,994 4,564
Lattice Semiconductor Corp.(Æ) 11,676 649
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 400
MaxLinear , Inc. Class A(Æ) 25,482 387
MKS Instruments, Inc. 8,793 577
Model N, Inc.(Æ) 21,072 508
Monolithic Power Systems, Inc. 12,574 5,554
NAPCO Security Technologies, Inc. 11,242 207
NCR Atleos Corp.(Æ) 80,470 1,775
NCR Corp.(Æ) 160,941 2,461
Nice, Ltd. - ADR(Æ) 12,484 1,927
Olo , Inc. Class A(Æ) 172,597 882
ON Semiconductor Corp.(Æ) 12,467 781
Paycom Software, Inc. 8,497 2,082
PDF Solutions, Inc.(Æ) 17,238 457
Photronics , Inc.(Æ) 34,924 641
PlayAGS , Inc.(Æ) 240,912 1,720
Plexus Corp.(Æ) 29,571 2,907
Power Integrations, Inc. 15,546 1,078
Progress Software Corp. 36,263 1,863
PTC, Inc.(Æ) 24,074 3,380
Pure Storage, Inc. Class A(Æ) 58,034 1,962
Qualys , Inc.(Æ) 20,088 3,072
Rambus, Inc.(Æ) 24,024 1,305
Ribbon Communications, Inc.(Æ) 173,138 326
RingCentral, Inc. Class A(Æ) 16,741 445
Roku, Inc.(Æ) 12,691 756
Sapiens International Corp. NV 77,415 1,974
Shutterstock , Inc. 28,822 1,172
Simulations Plus, Inc. 16,355 577
SiTime Corp.(Æ) 8,971 895
Skyworks Solutions, Inc. 47,993 4,163
SPS Commerce, Inc.(Æ) 36,339 5,827
Super Micro Computer, Inc.(Æ) 17,314 4,146
Synaptics , Inc.(Æ) 8,829 739

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SYNNEX Corp. 7,146 655
Teradata Corp.(Æ) 38,357 1,639
Thoughtworks Holding, Inc.(Æ) 90,464 307
Thryv Holdings, Inc.(Æ) 70,645 1,231
Tingo Group, Inc.(Æ)(Ñ) 356,654 279
TTEC Holdings, Inc. 31,007 638
Tyler Technologies, Inc.(Æ) 11,087 4,134
Universal Display Corp. 8,954 1,246
Verint Systems, Inc.(Æ) 15,333 288
Verra Mobility Corp.(Æ) 97,552 1,929
Western Digital Corp.(Æ) 15,151 608
Zeta Global Holdings Corp. Class A(Æ) 150,233 1,172
170,307
Utilities - 3.0%
ALLETE, Inc. 45,393 2,430
American States Water Co. 15,862 1,238
APA Corp. 19,626 780
Baytex Energy Corp.(Ñ) 240,587 1,039
Brookfield Infrastructure Corp. Class A 30,925 797
California Water Service Group 41,792 2,035
Callon Petroleum Co.(Æ) 36,687 1,370
Chesapeake Energy Corp. 8,977 773
Chesapeake Utilities Corp. 13,760 1,219
Chord Energy Corp. 9,808 1,622
Cogent Communications Holdings, Inc. 24,207 1,573
DT Midstream, Inc. 67,071 3,620
Earthstone Energy, Inc. Class A 52,676 1,115
Gogo , Inc.(Æ) 44,627 469
Gulfport Energy Corp.(Æ) 2,475 306
IDACORP, Inc. 8,427 798
Iridium Communications, Inc. 47,158 1,747
Magnolia Oil & Gas Corp. Class A 25,042 562
Northern Oil and Gas, Inc. 46,618 1,787
Northwest Natural Holding Co. 39,043 1,433
Ovintiv , Inc. 7,842 376
RGC Resources, Inc. 41,446 648
SilverBow Resources, Inc.(Æ) 46,439 1,584
Talos Energy, Inc.(Æ) 80,185 1,243
UGI Corp. 106,568 2,217
Vistra Corp. 100,214 3,279
Vital Energy, Inc.(Æ) 34,137 1,708
37,768
Total Common Stocks
(cost $875,752) 1,217,910
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
114
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
92
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Preferred Stocks
(cost $459) 206
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)(Ñ)
2024  Warrants 12,581 315
Nabors Industries, Inc.(Æ)(Ñ)
2026  Warrants 3,926 49
Total Warrants and Rights
(cost $58) 364
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 35,633,210
(∞)
35,622
Total Short-Term Investments
(cost $35,621) 35,622
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×) 28,386,779
(∞)
28,387
Total Other Securities
(cost $28,387) 28,387
Total Investments - 102.0%
(identified cost $940,277) 1,282,489
Other Assets and Liabilities,
Net - (2.0)%
(24,574)
Net Assets - 100.0%
1,257,915

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 277
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 454 USD 37,873 12/23 (4,105)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,105)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 170,197 $ — $ —
$ —
$ 170,197 13.5
Consumer Staples 39,375 — —
—
39,375 3.1
Energy 60,860 — —
—
60,860 4.8
Financial Services 249,577 — —
—
249,577 19.9
Health Care 140,495 — —
—
140,495 11.2
Materials and Processing 129,000 — —
—
129,000 10.3
Producer Durables 220,331 — —
—
220,331 17.5
Technology 170,307 — —
—
170,307 13.5
Utilities 37,768 — —
—
37,768 3.0
Preferred Stocks 206 — — — 206 —
*
Warrants and Rights 364 — — — 364 —
*
Short-Term Investments — — — 35,622 35,622 2.9
Other Securities — — — 28,387 28,387 2.3
Total Investments 1,218,480 — — 64,009 1,282,489 102.0
Other Assets and Liabilities, Net
(2.0)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (4,105) — — — (4,105) (0.3)
Total Other Financial Instruments
**
$ (4,105) $ — $ — $ — $ (4,105)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed U.S. Mid & Small Cap Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 279
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 4,105
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 925
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (4,013)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 27,382 $ — $ 27,382
Total Financial and Derivative Assets
27,382 — 27,382
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 27,382 $ — $ 27,382
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,916 $ — $ 1,916 $ —
Bank of Montreal
1,204 — 1,204 —
Bank of Nova Scotia
261 — 261 —
Barclays
3,915 — 3,915 —
Citigroup
2,865 — 2,865 —
Fidelity
1,180 — 1,180 —
Goldman Sachs
4,857 — 4,857 —
HSBC
1,907 — 1,907 —
ING
593 — 593 —
Morgan Stanley
6,050 — 6,050 —
Wells Fargo
2,634 — 2,634 —
Total
$ 27,382 $ — $ 27,382 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 281
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 940,277
Investments, at fair value(*)(>) ....................................................................................................................................................
1,282,489
Foreign currency holdings(^) ....................................................................................................................................................... 902
Receivables:
Dividends and interest ...................................................................................................................................................... 323
Dividends from affiliated funds ....................................................................................................................................... 168
Investments sold ............................................................................................................................................................... 4
Fund shares sold ............................................................................................................................................................... 2,101
From broker(a) ................................................................................................................................................................. 7,255
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
1,293,243
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,409
Accrued fees to affiliates .................................................................................................................................................. 1,279
Other accrued expenses .................................................................................................................................................... 149
Variation margin on futures contracts .............................................................................................................................. 4,104
Payable upon return of securities loaned ..................................................................................................................................... 28,387
Total liabilities ...........................................................................................................................................................
35,328
Net Assets ...............................................................................................................................................................
$ 1,257,915

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 318,147
Shares of beneficial interest .........................................................................................................................................................
393
Additional paid-in capital ............................................................................................................................................................
939,375
Net Assets ...............................................................................................................................................................
$ 1,257,915
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 30.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 32.30
Class A — Net assets ........................................................................................................................................................... $ 21,180,248
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 695,825
Net asset value per share: Class C (#) .......................................................................................................................................... $ 25.09
Class C — Net assets ........................................................................................................................................................... $ 11,836,952
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 471,851
Net asset value per share: Class M (#) ......................................................................................................................................... $ 32.25
Class M — Net assets .......................................................................................................................................................... $ 301,991,377
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,364,443
Net asset value per share: Class S (#) .......................................................................................................................................... $ 32.12
Class S — Net assets ............................................................................................................................................................ $ 922,906,031
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 28,731,825
Amounts in thousands
(^)     Foreign currency holdings - cost $ 941
(*)     Securities on loan included in investments $ 27,382
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 64,009
(a)   Receivable from Broker for Futures $ 7,255
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 283
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 18,351
Dividends from affiliated funds ....................................................................................................................................... 2,247
Securities lending income (net) ....................................................................................................................................... 173
Total investment income ..............................................................................................................................................................
20,771
Expenses
Advisory fees ................................................................................................................................................................... 13,395
Administrative fees .......................................................................................................................................................... 669
Custodian fees .................................................................................................................................................................. 155
Distribution fees - Class A ............................................................................................................................................... 65
Distribution fees - Class C ............................................................................................................................................... 101
Transfer agent fees - Class A ........................................................................................................................................... 52
Transfer agent fees - Class C ........................................................................................................................................... 27
Transfer agent fees - Class M .......................................................................................................................................... 676
Transfer agent fees - Class S ............................................................................................................................................ 2,010
Professional fees .............................................................................................................................................................. 122
Registration fees ............................................................................................................................................................... 108
Shareholder servicing fees - Class C ............................................................................................................................... 33
Trustees’ fees .................................................................................................................................................................... 83
Printing fees ..................................................................................................................................................................... 90
Miscellaneous .................................................................................................................................................................. 52
Expenses before reductions .............................................................................................................................................. 17,638
Expense reductions .......................................................................................................................................................... (1,179)
Net expenses ................................................................................................................................................................................
16,459
Net investment income (loss) .......................................................................................................................................................
4,312
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 39,747
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 925
Foreign currency-related transactions .............................................................................................................................. (10)
Net realized gain (loss) ................................................................................................................................................................
40,665
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (116,499)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (4,013)
Foreign currency-related transactions .............................................................................................................................. (37)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (120,546)
Net realized and unrealized gain (loss) ........................................................................................................................................ (79,881)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (75,569)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,312 $ 615
Net realized gain (loss) ....................................................................................................................... 40,665 (57,734)
Net change in unrealized appreciation (depreciation) ........................................................................ (120,546) (201,112)
Net increase (decrease) in net assets from operations .............................................................................. (75,569) (258,231)
Distributions
To shareholders
Class A .......................................................................................................................................... — (31)
Class C .......................................................................................................................................... — (21)
Class M ......................................................................................................................................... (1,167) (323)
Class S .......................................................................................................................................... (2,433) (1,060)
Net decrease in net assets from distributions ............................................................................................ (3,600) (1,435)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 26,510 196,061
Total Net Increase (Decrease) in Net Assets ........................................................................
(52,659) (63,605)
Net Assets
Beginning of period .................................................................................................................................. 1,310,574 1,374,179
End of period .............................................................................................................................................
$ 1,257,915 $ 1,310,574

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 285
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 96 $ 3,163 172 $ 5,915
Proceeds from reinvestment of distributions — — 1 31
Payments for shares redeemed (212) (6,856) (103) (3,429)
Net increase (decrease)
(116) (3,693) 70 2,517
Class C
Proceeds from shares sold 75 2,055 115 3,357
Proceeds from reinvestment of distributions — — 1 21
Payments for shares redeemed (110) (3,002) (103) (2,926)
Net increase (decrease)
(35) (947) 13 452
Class M
Proceeds from shares sold 2,808 97,515 3,666 132,939
Proceeds from reinvestment of distributions 35 1,165 8 323
Payments for shares redeemed (3,161) (108,617) (1,425) (50,979)
Net increase (decrease)
(318) (9,937) 2,249 82,283
Class S
Proceeds from shares sold 7,789 269,157 7,556 274,236
Proceeds from reinvestment of distributions 73 2,416 27 1,052
Payments for shares redeemed (6,721) (230,486) (4,670) (164,479)
Net increase (decrease)
1,141 41,087 2,913 110,809
Total increase (decrease)
672 $ 26,510 5,245 $ 196,061

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 32.28 .01 (1.85) (1.84) — —
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
Class C
October 31, 2023 26.80 (.19) (1.52) (1.71) — —
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
Class M
October 31, 2023 34.19 .14 (1.96) (1.82) (.12) —
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
Class S
October 31, 2023 34.06 .11 (1.96) (1.85) (.09) —
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 287
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)
%
Portfolio
Turnover Rate
— 30.44 (5.70) 21,180 1.51 1.48 .03 71
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
— 25.09 (6.38) 11,837 2.26 2.20 (.69) 71
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.12) 32.25 (5.34) 301,992 1.26 1.10 .40 71
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.09) 32.12 (5.45) 922,906 1.26 1.20 .30 71
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
288 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,063,781
Administrative fees 53,479
Distribution fees 12,654
Shareholder servicing fees 2,597
Transfer agent fees 139,664
Trustee fees 6,366
$ 1,278,541
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 38,231 $ 255,250 $ 257,865 $ 3 $ 3 $ 35,622 $ 2,247 $ —
U.S. Cash Collateral Fund 23,731 204,720 200,064 — — 28,387 917 —
$ 61,962 $ 459,970 $ 457,929 $ 3 $ 3 $ 64,009 $ 3,164 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 943,173,099 $ 402,314,200 $ (62,997,823) $ 339,316,377 $ — $ (21,131,877)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 2,779,942 $ — $ 819,623 $ 1 $ 1,423,577 $ 11,856
Total distributable earnings (losses)
$ 820
Additional paid-in capital
(820)

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
290 Tax-Managed International Equity Fund
Tax-Managed International Equity Fund - Class A
‡
Total
Return
1 Year 5 .71%
5 Years 0 .75%§
Inception* 0 .74%§
Tax-Managed International Equity Fund - Class C
Total
Return
1 Year 11 .29%
5 Years 1 .18%§
Inception* 0 .68%§
Tax-Managed International Equity Fund - Class M
‡‡
Total
Return
1 Year 12 .58%
5 Years 2 .32%§
Inception* 1 .78%§
Tax-Managed International Equity Fund - Class S
Total
Return
1 Year 12 .35%
5 Years 2 .19%§
Inception* 1 .69%§
MSCI ACWI ex USA Index (Net)
**
Total
Return
1 Year 12 .07%
5 Years 3 .46%§
Inception* 2 .59%§
Tax-Managed International Equity Linked Benchmark
***
Total
Return
1 Year 12 .07%
5 Years 3 .46%§
Inception* 2 .65%§

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Managed International Equity Fund 291
The Tax-Managed International Equity Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
12.13%, 11.29%, 12.58% and 12.35% respectively. This is
compared to the Fund’s benchmark, the MSCI ACWI ex USA
Index (Net), which gained 12.07% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers
to have investment strategies similar to those of the Fund,
gained 13.17%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. markets, Japan was the best
performing region in an up market, while Asia-Pacific ex-Japan and emerging markets underperformed relative to other non-
U.S. markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, all sectors were positive with the top performers being the information technology and consumer
discretionary sectors. Real estate and health care were the
weakest performing sectors.
From a factor perspective, the value factor had the strongest performance, while small capitalization size and growth factor were the main detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tactical tilt to the smaller capitalization size factor detracted from performance while an overweight towards value factor was a tailwind. Sector allocations positively contributed to performance, with an underweight to health care rewarded.
Regional allocation had a negative impact on performance,
with an overweight exposure to North America contributing
negatively to performance. Stock selection was effective,
particularly within financials, materials, and consumer staples.
With respect to certain of the Fund’s money managers,
Wellington Management Company LLP’s (“Wellington”)
International Contrarian Value ex Small Cap strategy contributed positively to performance. Wellington’s tilt towards value was a key contributor. Sector positioning was flat. An underweight to consumer staples was rewarded, while an underweight to
information technology detracted. Regional allocations were
a tailwind, with an underweight to Canada and an overweight
to Europe ex-UK being the key contributors. Stock selection
contributed positively to performance, particularly within
financials, energy, and Europe ex-UK.
RWC Asset Advisors (US) LLC’s growth tilted strategy detracted from performance. An overweight to consumer discretionary
and underweights to consumer staples and health care were
rewarded. However, stock selection was ineffective, particularly within health care, real estate, and emerging markets.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s quality exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance
was positive for the fiscal year, as the strategy’s overweight to quality and lower volatility were tailwinds.
In addition, RIM utilized equity index futures and currency
forward contracts to seek to position the portfolio to meet
RIM’s overall preferred positioning with respect to country and currency exposures. This strategy detracted from performance during the fiscal year.

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
292 Tax-Managed International Equity Fund
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as expected.
Describe any changes to the Fund’s structure or the
money manager line-up.
In March 2023, RIM terminated AllianceBernstein L.P. as a
money manager for the Fund and hired Oaktree Fund Advisors,
LLC.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Developed – Growth
Oaktree Fund Advisors, LLC Emerging – Value
Pzena Investment Management LLC Developed – Value
RWC Asset Advisors (US) LLC Emerging – Market
Oriented
Wellington Management Company LLP Developed – Blend
* Assumes initial investment on June 1, 2015.
** MSCI ACWI ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.
*** Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex
USA Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Managed International Equity Fund 293
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.10 $ 1,018.70
Expenses Paid During Period* $ 6.26 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 921.60 $ 1,014.92
Expenses Paid During Period* $ 9.88 $ 10.36
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 927.40 $ 1,020.47
Expenses Paid During Period* $ 4.57 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
294 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.50 $ 1,019.96
Expenses Paid During Period* $ 5.05 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Argentina - 0.1%
YPF SA - ADR(Æ) 156,414 1,553
Australia - 1.3%
Aristocrat Leisure, Ltd. 62,297 1,546
ASX, Ltd. - ADR 55,560 1,988
BHP Group, Ltd. - ADR 105,169 3,002
BlueScope Steel, Ltd. 157,115 1,878
Brambles, Ltd. 164,769 1,382
Coles Group, Ltd. 53,706 521
Commonwealth Bank of Australia
- ADR 93,336 5,732
Glencore PLC 973,114 5,141
Goodman Group(ö) 303,937 4,037
Medibank Pvt , Ltd. 519,559 1,135
Northern Star Resources, Ltd. 106,919 792
Qantas Airways, Ltd.(Æ) 37,733 119
QBE Insurance Group, Ltd. 163,228 1,623
Rio Tinto PLC 48,907 3,117
Rio Tinto, Ltd. - ADR 15,681 1,173
Santos, Ltd. 219,561 1,077
Sonic Healthcare, Ltd. 50,849 933
Telstra Group, Ltd. 892,481 2,167
Wesfarmers, Ltd. 19,550 632
Woolworths Group, Ltd. 28,891 647
38,642
Austria - 0.4%
Erste Group Bank AG 233,735 8,354
Mondi PLC 184,686 2,983
11,337
Belgium - 0.4%
Ageas SA 46,044 1,769
Anheuser-Busch InBev SA 89,072 5,067
Elia Group SA 5,497 523
Proximus SA 274,316 2,268
UCB SA 54,495 3,993
13,620
Brazil - 2.9%
Ambev SA(Æ) 2,923,957 7,458
Atacadao SA 1,032,741 1,837
B3 SA - Brasil Bolsa Balcao 148,446 327
Banco Bradesco SA - ADR 3,118,975 8,702
Banco do Brasil SA 269,302 2,582
Centrais Eletricas Brasileiras SA 726,087 5,017
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 3,543
Cosan SA 3,459 11
Equatorial Energia SA 295,294 1,851
Hypera SA(Æ) 31,472 189
Itau Unibanco Holding SA - ADR(Æ) 910,178 4,833
Localiza Rent a Car SA(Æ) 589,110 5,944
Lojas Renner SA(Æ) 203,625 495
MercadoLibre , Inc.(Æ) 3,851 4,778
Petro Rio SA(Æ) 118,570 1,122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleo Brasileiro SA - ADR 728,735 10,931
Raia Drogasil SA 111,542 571
Rumo SA 1,038,034 4,593
Suzano SA 104,926 1,073
Telefonica Brasil SA 464,384 4,167
Ultrapar Participacoes SA 627,123 2,544
Vale SA Class B - ADR 1,065,690 14,611
WEG SA 195,046 1,277
Wheaton Precious Metals Corp. 14,062 594
89,050
Burkina Faso - 0.1%
Endeavour Mining PLC 90,019 1,842
Canada - 4.3%
Agnico Eagle Mines, Ltd. 9,779 459
Alimentation Couche-Tard, Inc. 139,815 7,611
ARC Resources, Ltd. 134,430 2,163
Bank of Montreal 7,324 553
Bank of Nova Scotia (The) 12,742 516
Barrick Gold Corp. 130,479 2,084
Brookfield Asset Management, Inc. 10,546 307
Brookfield Asset Management, Inc.
Class A 34,196 980
CAE, Inc.(Æ) 429,896 8,978
Cameco Corp. Class A 74,549 3,050
Canadian National Railway Co. 125,103 13,237
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Kansas City, Ltd. 54,723 3,885
CCL Industries, Inc. Class B 59,400 2,322
Cenovus Energy, Inc. 133,233 2,538
CGI Group, Inc.(Æ) 48,937 4,725
Constellation Software, Inc. 1,754 3,516
Dollarama , Inc. 87,191 5,954
Empire Co., Ltd. Class A 72,142 1,977
Fairfax Financial Holdings, Ltd. 3,122 2,598
Fortis, Inc. 2,182 87
Franco-Nevada Corp. Class T 19,585 2,383
Hydro One, Ltd.(Þ) 26,918 698
iA Financial Corp., Inc. 28,702 1,670
Imperial Oil, Ltd. 17,826 1,016
Intact Financial Corp. 28,889 4,059
Ivanhoe Mines, Ltd. Class A(Æ) 706,734 5,208
Loblaw Cos., Ltd. 53,003 4,335
Magna International, Inc. Class A 140,027 6,729
Metro, Inc. Class A 53,505 2,718
National Bank of Canada 9,586 596
Nutrien , Ltd. 46,883 2,518
Open Text Corp. 7,239 242
Pembina Pipeline Corp. 10,204 314
Rogers Communications, Inc. Class B 14,426 535
Royal Bank of Canada - GDR 45,502 3,634
Saputo, Inc. - ADR 115,636 2,335
Shopify, Inc. Class A(Æ) 81,595 3,850
Stantec , Inc. 86,383 5,285
Sun Life Financial, Inc. 33,514 1,531
Suncor Energy, Inc. 18,907 612

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
296 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TC Energy Corp. 38,025 1,310
Teck Resources, Ltd. Class B 57,155 2,020
TFI International, Inc. 17,454 1,931
Toromont Industries, Ltd. 2,158 162
Toronto-Dominion Bank (The) 83,171 4,646
West Fraser Timber Co., Ltd. 31,359 2,116
129,993
Chile - 0.2%
Antofagasta PLC 54,687 894
Enel Americas SA(Æ) 25,052,002 2,575
Sociedad Quimica y Minera de Chile
SA - ADR 42,895 2,076
5,545
China - 9.4%
Aier Eye Hospital Group Co., Ltd.
Class A 290,665 728
Alibaba Group Holding, Ltd.(Æ) 3,290,377 33,900
Aluminum Corp. of China, Ltd. Class A 2,624,933 2,233
Aluminum Corp. of China, Ltd. Class H 7,286,689 3,900
Anhui Conch Cement Co., Ltd. Class H 1,712,391 4,289
Anhui Gujing Distillery Co., Ltd. Class
B 35,800 559
Anta Sports Products, Ltd. 1,070,400 12,053
Baidu, Inc. Class A(Æ) 451,409 5,915
Baidu, Inc. - ADR(Æ) 62,224 6,534
Bank of Ningbo Co., Ltd. Class A 231,260 794
Budweiser Brewing Co. APAC, Ltd.(Þ) 811,061 1,542
BYD Co., Ltd. Class H 232,000 7,058
CGN Power Co., Ltd. Class H(Þ) 2,578,000 621
China Construction Bank Corp. Class H 8,726,000 4,938
China Energy Engineering Group Co.,
Ltd.(Æ) 4,969,620 1,485
China International Capital Corp., Ltd.
Class H(Þ) 1,522,800 2,443
China Life Insurance Co., Ltd. Class H 1,368,000 1,852
China Longyuan Power Group Corp.,
Ltd. Class H 619,795 524
China Mengniu Dairy Co., Ltd.(Æ) 2,055,223 6,771
China Merchants Bank Co., Ltd. Class
A 271,116 1,141
China Merchants Bank Co., Ltd. Class
H 262,598 996
China Merchants Securities Co., Ltd.
Class A 761,750 1,473
China Oilfield Services, Ltd. Class H 1,940,593 2,291
China Overseas Land & Investment,
Ltd. 948,000 1,790
China Pacific Insurance Group Co., Ltd.
Class A 151,600 575
China Railway Group, Ltd. Class A 114,800 95
China Resources Land, Ltd. 612,617 2,292
China Tourism Group Duty Free Corp.,
Ltd. Class A 123,176 1,595
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 91,900 1,037
China Tower Corp., Ltd. Class H(Þ) 15,004,000 1,405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CITIC Securities Co., Ltd. Class H 1,284,000 2,524
Contemporary Amperex Technology
Co., Ltd. Class A 63,467 1,611
Country Garden Services Holdings Co.,
Ltd. 3,491,751 3,049
CSPC Pharmaceutical Group, Ltd. 1,571,447 1,371
Daqo New Energy Corp. - ADR(Æ) 28,963 737
Dongfeng Motor Group Co., Ltd. Class
H 2,466,000 1,089
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 276,230 1,423
Fuyao Glass Industry Group Co., Ltd.
Class A 270,700 1,378
Geely Automobile Holdings, Ltd. 4,658,421 5,279
GF Securities Co., Ltd. Class H 464,600 604
H World Group, Ltd. - ADR(Æ) 92,184 3,472
Haier Smart Home Co., Ltd. Class H 1,068,116 3,029
Huatai Securities Co., Ltd. Class A 958,200 2,101
Industrial & Commercial Bank of
China, Ltd. Class H 8,966,463 4,310
JD.com, Inc. - ADR 109,144 2,774
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 137,771 903
Kanzhun , Ltd. - ADR(Æ) 43,244 640
Kuaishou Technology(Æ)(Þ) 1,486,317 9,557
Kweichow Moutai Co., Ltd. Class A 12,000 2,764
Li Auto, Inc. Class A(Æ) 348,601 5,898
Li Ning Co., Ltd. 160,453 493
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 709,958 2,168
Longfor Group Holdings, Ltd.(Þ) 4,138,500 6,062
Meituan Class B(Æ)(Þ) 170,336 2,420
Midea Group Co., Ltd. Class A 158,900 1,150
Muyuan Foods Co., Ltd. Class A 388,073 2,004
NARI Technology Co., Ltd. Class A 193,100 595
NetEase , Inc. 42,870 917
New China Life Insurance Co., Ltd.
Class A 193,451 889
Nongfu Spring Co., Ltd. Class H(Þ) 522,227 2,972
PDD Holdings, Inc. - ADR(Æ) 105,212 10,671
PICC Property & Casualty Co., Ltd.
Class A 1,429,254 1,047
Ping An Bank Co., Ltd. Class A 968,013 1,389
Ping An Insurance Group Co. of China,
Ltd. Class H 735,000 3,715
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 279,043 127
Qingdao Haier Co., Ltd. Class A 537,200 1,632
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 727,200 1,687
SAIC Motor Corp., Ltd. Class A 747,732 1,487
Sany Heavy Industry Co., Ltd. Class A 189,007 375
Shandong Nanshan Aluminum Co., Ltd.
Class A 2,302,200 978
Shanghai Fosun Pharmaceutical Group
Co., Ltd. Class H 414,500 960

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai International Airport Co., Ltd.
Class A(Æ) 420,000 2,142
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 23,600 923
Suofeiya Home Collection Co., Ltd.
Class A 585,300 1,449
Tencent Holdings, Ltd. 1,047,028 38,787
Tencent Music Entertainment Group
- ADR(Æ) 161,216 1,170
Trip.com Group, Ltd. - ADR(Æ) 59,051 2,008
Vipshop Holdings, Ltd. - ADR 113,514 1,619
Weichai Power Co., Ltd. Class H 1,447,041 2,163
Will Semiconductor, Ltd. Class A 197,987 2,994
Wilmar International, Ltd. 501,800 1,308
Wuliangye Yibin Co., Ltd. Class A 36,200 772
WuXi AppTec Co., Ltd. Class H(Þ) 319,000 3,853
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 34,000 131
Xpeng , Inc. Class A(Æ) 131,900 958
YTO Express Group Co., Ltd. Class A 292,100 543
Yum China Holdings, Inc. 41,849 2,200
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd. Class A 20,150 690
Zijin Mining Group Co., Ltd. Class H 6,426,000 9,982
ZTO Express, Inc. - ADR 40,301 950
285,722
Denmark - 1.8%
Carlsberg A/S Class B 6,062 723
Chr Hansen Holding A/S 35,613 2,425
Coloplast A/S Class B 15,949 1,663
Danske Bank A/S 212,220 4,974
DSV A/S 20,216 3,008
Genmab A/S(Æ) 5,664 1,605
Novo Nordisk A/S Class B 370,613 35,740
Novozymes A/S Class B 73,996 3,326
Vestas Wind Systems A/S(Æ) 44,372 959
54,423
Finland - 0.5%
Neste OYJ 30,064 1,009
Nokia OYJ 3,304,870 11,028
UPM- Kymmene OYJ 45,687 1,537
Wartsila OYJ Class B 224,407 2,672
16,246
France - 6.8%
Accor SA 422,762 13,496
Air Liquide SA Class A 28,122 4,820
Airbus Group SE 53,676 7,180
Amundi SA(Þ) 124,438 6,512
Arkema SA 6,830 641
AXA SA 210,107 6,236
BioMerieux 20,854 2,003
BNP Paribas SA 72,584 4,171
Bouygues SA - ADR 73,156 2,578
Bureau Veritas SA 152,390 3,472
Capgemini SE 27,281 4,836
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrefour SA 248,983 4,372
Cie de Saint-Gobain SA 104,612 5,714
Dassault Aviation SA 34,376 6,837
Dassault Systemes SE 67,578 2,787
Eiffage SA 10,409 947
Engie SA 407,351 6,487
EssilorLuxottica SA 15,835 2,864
Hermes International 1,895 3,554
Ipsen SA 13,906 1,645
Kering 2,719 1,100
Legrand SA - ADR 16,313 1,409
L'Oreal SA 38,320 16,073
LVMH Moet Hennessy Louis Vuitton
SE - ADR 32,815 23,485
Michelin (CGDE) 453,379 13,459
Orange SA - ADR 338,737 3,985
Pernod Ricard SA 7,260 1,291
Publicis Groupe SA - ADR 82,184 6,275
Renault SA 71,422 2,510
Rexel SA Class H 683,948 13,958
Sartorius Stedim Biotech 42,697 8,028
Societe Generale SA 152,091 3,420
Thales SA 5,357 789
TotalEnergies SE 228,754 15,320
Valeo SA 158,988 2,099
Vinci SA 18,756 2,074
Vivendi SE - ADR 191,147 1,712
Worldline SA(Æ)(Þ) 39,880 505
208,644
Germany - 4.3%
adidas AG 21,273 3,763
Allianz SE 10,299 2,407
BASF SE 286,811 13,213
Bayer AG 125,061 5,375
Beiersdorf AG 19,685 2,582
Brenntag SE 22,171 1,645
Carl Zeiss Meditec AG 8,973 776
CECONOMY AG(Æ) 281,393 533
Continental AG 33,806 2,195
Covestro AG(Æ)(Þ) 181,042 9,138
Daimler Truck Holding AG 474,759 14,878
Deutsche Boerse AG 50,459 8,288
Deutsche Post AG 52,705 2,049
Deutsche Telekom AG 236,826 5,132
E.ON SE 150,585 1,787
Evonik Industries AG 398,120 7,314
Fresenius Medical Care AG & Co.
KGaA 131,158 4,354
Fresenius SE & Co. KGaA 141,365 3,622
Hannover Rueck SE 11,665 2,569
Heidelberg Materials AG 85,057 6,163
Henkel AG & Co. KGaA 12,769 806
Infineon Technologies AG - ADR 138,982 4,038
Mercedes-Benz Group AG 32,971 1,934
Merck KGaA 29,962 4,509

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
298 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 5,615
SAP SE - ADR 54,096 7,249
Siemens AG 55,058 7,280
Symrise AG 27,362 2,785
131,999
Ghana - 0.2%
Kosmos Energy, Ltd.(Æ) 517,788 3,749
Tullow Oil PLC(Æ) 3,616,050 1,460
5,209
Greece - 0.4%
Alpha Services and Holdings SA(Æ) 2,449,436 3,657
Eurobank Ergasias SA(Æ) 4,362,128 7,121
Hellenic Telecommunications
Organization SA 33,711 472
11,250
Hong Kong - 1.7%
AIA Group, Ltd. 1,889,487 16,456
CK Asset Holdings, Ltd. 733,500 3,664
Hang Seng Bank, Ltd. 147,694 1,691
Hong Kong Exchanges & Clearing, Ltd. 202,917 7,056
Nine Dragons Paper Holdings, Ltd. 3,778,000 2,148
Orient Overseas International, Ltd. 118,501 1,494
Pacific Basin Shipping, Ltd. 12,563,000 3,645
Sun Hung Kai Properties, Ltd. 154,000 1,581
Swire Pacific, Ltd. Class A 6,813 44
Techtronic Industries Co., Ltd. 1,170,000 10,611
WH Group, Ltd.(Þ) 3,780,826 2,258
50,648
Hungary - 0.1%
OTP Bank PLC 58,986 2,192
India - 4.1%
Asian Paints, Ltd. 26,930 970
Avenue Supermarts , Ltd.(Æ)(Þ) 31,612 1,380
Axis Bank, Ltd. 117,828 1,391
Bajaj Holdings and Investment, Ltd. 4 —
Berger Paints India, Ltd. 213,680 1,434
Canara Bank 706,199 3,263
Cipla , Ltd. 188,918 2,722
Dabur India, Ltd. Class A 171,874 1,092
Dr Reddy's Laboratories, Ltd. 11,989 773
GAIL India, Ltd. 66,136 95
Godrej Consumer Products, Ltd. 74,468 887
HDFC Bank, Ltd. 824,095 14,630
HDFC Life Insurance Co., Ltd.(Þ) 79,222 588
Hindalco Industries, Ltd. 159,785 884
Hindustan Aeronautics, Ltd.(Þ) 28,296 620
Hindustan Unilever, Ltd. 90,010 2,687
ICICI Bank, Ltd. 954,104 10,492
ICICI Bank, Ltd. - ADR 175,198 3,888
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,484
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 285,097 1,800
Infosys, Ltd. 217,719 3,594
Infosys, Ltd. - ADR 274,914 4,514
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 4,424
ITC, Ltd. 438,304 2,257
Jio Financial Services, Ltd.(Æ) 468,098 1,234
Kotak Mahindra Bank, Ltd. 74,495 1,558
Larsen & Toubro, Ltd. 79,075 2,783
Marico, Ltd. 99,602 642
Maruti Suzuki India, Ltd. 59,330 7,409
Nestle India, Ltd. 6,088 1,772
Oil & Natural Gas Corp., Ltd. 591,620 1,324
One 97 Communications, Ltd.(Æ) 299,599 3,313
Pidilite Industries, Ltd. 41,747 1,234
Power Grid Corp. of India, Ltd. 1,059,782 2,574
Reliance Industries, Ltd. 539,190 14,872
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,262
SBI Life Insurance Co., Ltd.(Þ) 38,293 630
Siemens, Ltd. 26,374 1,055
SRF, Ltd. Class 7 23,406 618
State Bank of India 615,001 4,181
Sun Pharmaceutical Industries, Ltd. 45,190 592
Titan Co., Ltd. 6,004 230
UltraTech Cement, Ltd. 36,526 3,698
United Phosphorus, Ltd. 87,937 571
United Spirits, Ltd.(Æ) 161,203 2,001
Wipro, Ltd. 730,342 3,346
125,768
Indonesia - 0.7%
Bank Central Asia Tbk PT 7,392,390 4,076
Bank Mandiri Persero Tbk PT 15,359,406 5,504
Bank Negara Indonesia Persero Tbk PT 6,262,030 1,888
Bank Rakyat Indonesia Persero Tbk PT 22,868,480 7,149
Telkom Indonesia Persero Tbk PT 14,936,730 3,283
21,900
Ireland - 1.2%
AerCap Holdings NV(Æ) 6,729 418
AIB Group PLC 554,378 2,401
Bank of Ireland Group PLC 788,011 7,047
CRH PLC 14,570 780
Flutter Entertainment PLC(Æ) 42,537 6,693
Kerry Group PLC Class A 159,286 12,340
Kingspan Group PLC 20,703 1,392
Ryanair Holdings PLC - ADR(Æ) 55,427 4,861
35,932
Israel - 0.2%
Bank Hapoalim BM 121,768 870
Bank Leumi Le-Israel BM 66,942 431
Check Point Software Technologies,
Ltd.(Æ) 26,282 3,528
NICE, Ltd.(Æ) 7,336 1,134
5,963

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.7%
Assicurazioni Generali SpA 228,914 4,552
BPER Banca SpA 689,768 2,242
Davide Campari-Milano NV SpA 487,814 5,394
DiaSorin SpA 6,104 547
Enel SpA 1,706,641 10,852
Eni SpA - ADR 428,121 6,985
FinecoBank Banca Fineco SpA 686,119 8,100
Moncler SpA 58,410 3,038
Nexi SpA (Æ)(Þ) 233,524 1,358
UniCredit SpA 367,910 9,204
52,272
Japan - 11.9%
Ajinomoto Co., Inc. 23,700 867
Alfresa Holdings Corp. 83,800 1,327
Amada Co., Ltd. 329,000 3,186
Asahi Group Holdings, Ltd. 13,200 476
Astellas Pharma, Inc. 41,000 517
Bandai Namco Holdings, Inc. 79,700 1,655
Bridgestone Corp. 59,900 2,260
Canon, Inc. 60,200 1,419
Central Japan Railway Co. 69,000 1,548
Chiba Bank, Ltd. (The) 113,800 848
Concordia Financial Group, Ltd. 144,500 667
Dai-ichi Life Holdings, Inc. 193,185 4,056
Daiichi Sankyo Co., Ltd. 221,000 5,679
Daikin Industries, Ltd. 11,400 1,642
Daito Trust Construction Co., Ltd. 6,000 644
Daiwa House Industry Co., Ltd. 61,900 1,703
DeNA Co., Ltd. 80,500 787
Eisai Co., Ltd. 87,700 4,653
FANUC Corp. 22,100 567
Fast Retailing Co., Ltd. 6,600 1,460
FUJIFILM Holdings Corp. 54,321 2,977
Fujitsu, Ltd. 19,114 2,474
Fukuoka Financial Group, Inc. 140,900 3,705
Hamamatsu Photonics KK 35,500 1,314
Hino Motors, Ltd.(Æ) 245,600 713
Hitachi, Ltd. 27,400 1,741
Honda Motor Co., Ltd. 1,046,295 10,746
Hoya Corp. 18,500 1,780
Iida Group Holdings Co., Ltd. 190,100 2,955
Inpex Corp. 30,800 452
Isuzu Motors, Ltd. 616,000 6,838
ITOCHU Corp. 101,818 3,668
Japan Airlines Co., Ltd. 117,300 2,172
Japan Exchange Group, Inc. 35,900 705
Japan Post Holdings Co., Ltd. 301,700 2,664
JGC Holdings Corp. 108,200 1,332
Kajima Corp. 90,400 1,496
Kao Corp. 81,000 2,946
KDDI Corp. 224,500 6,697
Keyence Corp. 36,000 13,936
Kikkoman Corp. 30,500 1,736
Kirin Holdings Co., Ltd. 97,200 1,363
Komatsu, Ltd. 455,600 10,564
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kubota Corp. 26,600 354
Makita Corp. 132,200 3,601
McDonald's Holdings Co. Japan, Ltd. 32,900 1,282
MEIJI Holdings Co., Ltd. 92,500 2,280
Minebea Co., Ltd. 275,400 4,318
Mitsubishi Electric Corp. 252,900 2,831
Mitsubishi Estate Co., Ltd. 362,000 4,623
Mitsubishi Gas Chemical Co., Inc. 106,200 1,431
Mitsubishi UFJ Financial Group, Inc. 1,302,400 10,943
Mitsui Fudosan Co., Ltd. 48,600 1,053
Mizuho Financial Group, Inc. 134,500 2,287
MS&AD Insurance Group Holdings,
Inc. 195,200 7,129
Murata Manufacturing Co., Ltd. 195,600 3,247
NEC Corp. 45,800 2,208
Nikon Corp. 10,600 100
Nintendo Co., Ltd. 18,750 776
Nippon Telegraph & Telephone Corp. 5,307,700 6,221
Nissan Chemical Corp. 26,600 1,083
Nissan Motor Co., Ltd. 938,000 3,606
Nissin Foods Holdings Co., Ltd. 17,100 1,487
Nitto Denko Corp. 10,100 655
Nomura Holdings, Inc. 520,500 2,008
Nomura Research Institute, Ltd. 11,200 296
Obayashi Corp. 175,300 1,502
Obic Co., Ltd. 11,000 1,632
Ono Pharmaceutical Co., Ltd. 142,200 2,455
Osaka Gas Co., Ltd. 142,700 2,691
Otsuka Corp. 15,400 617
Otsuka Holdings Co., Ltd. 70,800 2,386
Pan Pacific International Holdings
Corp. 32,300 633
Panasonic Holdings Corp. 107,400 939
Recruit Holdings Co., Ltd. 53,200 1,539
Renesas Electronics Corp.(Æ) 133,100 1,750
Resona Holdings, Inc. 2,062,900 11,045
Secom Co., Ltd. 67,063 4,664
Sekisui Chemical Co., Ltd. 96,600 1,322
Sekisui House, Ltd. 55,200 1,080
Seven & i Holdings Co., Ltd. 40,400 1,471
Shimadzu Corp. 22,200 524
Shimano, Inc. 2,387 346
Shimizu Corp. 253,900 1,808
Shin-Etsu Chemical Co., Ltd. 544,000 16,279
Shionogi & Co., Ltd. 120,800 5,602
Shiseido Co., Ltd. 129,400 4,096
Shizuoka Financial Group, Inc. 28,300 240
SMC Corp. 4,700 2,166
Sompo Japan Nipponkoa Holdings, Inc. 1,201 52
Sony Group Corp. 81,400 6,737
Stanley Electric Co., Ltd. 123,500 1,969
Subaru Corp. 685,900 11,781
Sumitomo Electric Industries, Ltd. 370,200 3,866
Sumitomo Heavy Industries, Ltd. 33,500 766
Sumitomo Mitsui Financial Group, Inc. 148,902 7,149
Sumitomo Mitsui Trust Holdings, Inc. 154,200 5,743

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
300 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Realty & Development Co.,
Ltd. 41,600 1,045
Sumitomo Rubber Industries, Ltd. 116,300 1,177
Suntory Beverage & Food, Ltd. 47,500 1,425
T&D Holdings, Inc. 510,100 9,055
Taiheiyo Cement Corp. 84,800 1,451
Takeda Pharmaceutical Co., Ltd. 318,700 8,643
Terumo Corp. 130,500 3,558
THK Co., Ltd. 60,200 1,074
TIS, Inc. 43,200 927
Toho Co., Ltd. 35,300 1,206
Tokio Marine Holdings, Inc. 142,800 3,183
Tokyo Electron, Ltd. 82,600 11,095
Tokyo Gas Co., Ltd. 133,500 2,977
Toray Industries, Inc. 1,409,900 6,896
Toyota Motor Corp. 381,800 6,733
Trend Micro, Inc. 28,200 1,065
Tsuruha Holdings, Inc. 26,300 1,931
Unicharm Corp. 98,888 3,352
USS Co., Ltd. 15,100 264
Yakult Honsha Co., Ltd. 56,800 1,337
Yamaha Motor Co., Ltd. 110,600 2,697
Yamato Holdings Co., Ltd. 229,400 3,827
364,522
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 473
Luxembourg - 0.6%
ArcelorMittal SA 377,025 8,330
Eurofins Scientific SE 167,350 8,511
RTL Group SA 47,427 1,654
Tenaris SA 71,116 1,120
19,615
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 1,983,792 11,112
Sands China, Ltd.(Æ) 922,800 2,475
13,587
Malaysia - 0.2%
CIMB Group Holdings BHD 1,447,315 1,735
Dialog Group BHD 1,326,200 598
Hong Leong Bank BHD 391,791 1,595
Hong Leong Financial Group BHD 261,314 963
PPB Group BHD 176,200 562
Public Bank BHD 680,000 594
6,047
Mexico - 0.7%
America Movil SAB de CV 1,519,949 1,255
Arca Continental SAB de CV 33,398 299
Cemex SAB de CV - ADR(Æ) 451,165 2,693
Fomento Economico Mexicano SAB
de CV 95,479 1,081
Fresnillo PLC 359,389 2,431
Grupo Aeroportuario del Sureste SAB
de CV Class B 49,395 1,064
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Bimbo SAB de CV 365,017 1,486
Grupo Carso SAB de CV 176,166 1,123
Grupo Financiero Banorte SAB de CV
Class O 413,090 3,353
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,678,291 3,461
Ternium SA - ADR 58,139 2,180
Wal-Mart de Mexico SAB de CV 628,783 2,251
22,677
Netherlands - 5.2%
ABN AMRO Bank NV(Þ) 272,609 3,662
ASML Holding NV 24,717 14,869
EXOR NV 34,372 2,947
Ferrari NV 34,529 10,451
Heineken NV 183,662 16,502
ING Groep NV 1,168,379 14,982
JDE Peet's NV 68,548 1,904
Koninklijke Ahold Delhaize NV 67,114 1,987
Koninklijke Philips NV(Æ) 723,267 13,724
NN Group NV 98,261 3,156
Randstad NV 207,292 10,733
Shell PLC 1,308,582 42,268
Universal Music Group NV 731,899 17,846
Wolters Kluwer NV 28,739 3,695
158,726
New Zealand - 0.1%
Auckland International Airport, Ltd. 188,929 808
Fisher & Paykel Healthcare Corp., Ltd. 196,483 2,384
3,192
Norway - 0.1%
Mowi ASA 64,929 1,054
Norsk Hydro ASA 237,885 1,357
2,411
Peru - 0.1%
Credicorp , Ltd. 17,098 2,137
Philippines - 0.2%
Bank of the Philippine Islands 1,163,077 2,061
BDO Unibank , Inc. 792,728 1,786
SM Investments Corp. 130,580 1,844
5,691
Poland - 0.1%
Dino Polska SA(Æ)(Þ) 7,639 724
KGHM Polska Miedz SA 59,814 1,593
Santander Bank Polska SA 10,743 1,168
3,485
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Š) 56,290 —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novolipetsk Steel PJSC(Š) 194,760 —
Polyus PJSC(Š) 11,471 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 56,160 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.9%
Al Rajhi Bank 173,788 3,109
Saudi Arabian Oil Co.(Þ) 1,311,936 11,645
Saudi Basic Industries Corp. 178,809 3,671
Saudi National Bank (The) 453,021 4,055
Saudi Telecom Co. 405,938 4,156
26,636
Singapore - 0.2%
DBS Group Holdings, Ltd. 190,923 4,591
Oversea-Chinese Banking Corp., Ltd. 114,995 1,065
STMicroelectronics NV 28,239 1,082
United Overseas Bank, Ltd. 4,600 91
6,829
South Africa - 1.1%
Anglo American PLC 269,376 6,876
Anglogold Ashanti PLC 313,204 5,587
Aspen Pharmacare Holdings, Ltd. 57,260 520
Capitec Bank Holdings, Ltd. 24,475 2,185
Clicks Group, Ltd. 89,938 1,324
Discovery Holdings, Ltd. 359,899 2,482
Gold Fields, Ltd. - ADR 487,363 6,345
Impala Platinum Holdings, Ltd. 393,400 1,638
Mr Price Group, Ltd. 131,022 947
MTN Group, Ltd. 969,134 4,745
Old Mutual, Ltd. 1,584,826 1,006
Shoprite Holdings, Ltd. - ADR 49,916 640
34,295
South Korea - 3.6%
Celltrion , Inc. 6,401 711
CJ CheilJedang Corp. 2,833 593
Coway Co., Ltd. 41,978 1,354
Hankook Tire & Technology Co., Ltd. 78,282 2,215
Hyundai Mobis Co., Ltd. 19,473 3,037
Hyundai Motor Co. 10,232 1,295
KB Financial Group, Inc. 246,185 9,394
Krafton , Inc.(Æ) 13,414 1,628
KT Corp. - ADR 276,910 3,345
LG Chem , Ltd. 1,362 449
LG Electronics, Inc. Class H 16,667 1,240
LG Energy Solution, Ltd.(Æ) 10,959 3,155
LG Household & Health Care, Ltd. 4,708 1,106
NAVER Corp. 38,909 5,455
NCSoft Corp. 4,240 736
Orion Corp. 20,824 1,866
POSCO Holdings, Inc. 3,903 1,204
Samsung Electro-Mechanics Co., Ltd. 15,293 1,420
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 930,075 46,379
Samsung Engineering Co., Ltd.(Æ) 43,793 775
Samsung SDI Co., Ltd. 5,636 1,799
Samsung SDS Co., Ltd. 6,042 619
Shinhan Financial Group Co., Ltd. 205,874 5,269
SK Hynix, Inc. 159,522 13,936
108,980
Spain - 1.3%
Acciona SA 13,201 1,668
Amadeus IT Group SA Class A 131,804 7,530
CaixaBank SA 2,185,668 8,875
Cellnex Telecom SA(Þ) 144,098 4,247
Iberdrola SA 175,829 1,960
Industria de Diseno Textil SA 441,112 15,237
39,517
Sweden - 1.2%
Assa Abloy AB Class B 242,764 5,174
Atlas Copco AB Class A 196,168 2,538
Boliden AB(Æ) 57,493 1,482
Epiroc AB Class A 78,430 1,291
Fastighets AB Balder Class B(Æ) 101,185 431
Hexagon AB Class B 722,398 5,896
L E Lundbergforetagen AB Class B 43,887 1,793
Lifco AB Class B 45,014 823
Sandvik AB 230,424 3,920
Securitas AB Class B 332,428 2,661
Skandinaviska Enskilda Banken AB
Class A 48,485 541
SKF AB Class B 272,311 4,402
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 984
Telefonaktiebolaget LM Ericsson Class
B 772,853 3,473
Volvo Car AB Class B(Æ) 585,420 2,019
37,428
Switzerland - 3.9%
ABB, Ltd. 61,676 2,074
ABB, Ltd. - ADR 45,954 1,540
Adecco Group AG 192,672 7,288
Alcon, Inc. 61,035 4,374
Baloise Holding AG 5,975 856
BKW AG 13,455 2,264
Chocoladefabriken Lindt & Spruengli
AG 72 2,167
Cie Financiere Richemont SA Class A 34,143 4,031
DSM- Firmenich AG 19,202 1,745
EMS- Chemie Holding AG 2,429 1,655
Geberit AG 2,872 1,340
Givaudan SA 512 1,700
Julius Baer Group, Ltd. 192,245 11,385
Lonza Group AG 4,266 1,496
Novartis AG 182,015 16,993
Partners Group Holding AG 5,406 5,727
Sandoz Group AG(Æ) 36,403 946
Schindler Holding AG 13,512 2,697

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
302 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SGS SA 17,850 1,456
Sika AG 8,900 2,125
Sonova Holding AG 6,291 1,491
Straumann Holding AG 6,721 801
Swatch Group AG (The) Class B 18,144 4,647
Swiss Life Holding AG 818 525
Swiss Prime Site AG Class A 9,281 864
Swisscom AG 1,040 623
UBS Group AG 1,418,975 33,147
Zurich Insurance Group AG 8,129 3,852
119,809
Taiwan - 4.5%
Advantech Co., Ltd. 65,087 667
Alchip Technologies, Ltd. 95,001 7,813
Catcher Technology Co., Ltd. 295,000 1,652
Cathay Financial Holding Co., Ltd.(Æ) 2,605,000 3,539
China Development Financial Holding
Corp.(Æ) 11,214,691 3,921
CTBC Financial Holding Co., Ltd. 561,236 422
Delta Electronics, Inc. 228,000 2,064
E.Sun Financial Holding Co., Ltd. 2,558,969 1,884
Evergreen Marine Corp. Taiwan, Ltd. 383,417 1,274
Feng TAY Enterprise Co., Ltd. 221,520 1,226
First Financial Holding Co., Ltd. 532,062 427
Formosa Petrochemical Corp. 1,111,000 2,713
Fubon Financial Holding Co., Ltd. 1,025,670 1,909
Global Unichip Corp. 86,000 3,822
Globalwafers Co., Ltd. 125,246 1,847
Hon Hai Precision Industry Co., Ltd. 3,990,115 11,919
Hua Nan Financial Holdings Co., Ltd. 1,208,753 757
Lite-On Technology Corp. 145,000 458
MediaTek , Inc. 271,241 7,146
Mega Financial Holding Co., Ltd. 108,245 123
Quanta Computer, Inc. 92,000 538
Shin Kong Financial Holding Co., Ltd.
(Æ) 960,009 258
SinoPac Financial Holdings Co., Ltd. 80,591 45
Taishin Financial Holding Co., Ltd. 2,254,793 1,202
Taiwan Business Bank 1,949,670 769
Taiwan Cooperative Financial Holding
Co., Ltd. 698,731 542
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,299,679 54,364
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 187,320 16,168
Unimicron Technology Corp. 1,005,000 4,502
Uni -President Enterprises Corp. 160,000 338
United Microelectronics Corp. 1,089,059 1,558
Yuanta Financial Holding Co., Ltd. 53,639 40
135,907
Thailand - 0.6%
Advanced Info Service PCL 189,400 1,160
Airports of Thailand PCL 580,800 1,080
Bangkok Dusit Medical Services PCL 1,320,500 974
Bumrungrad Hospital PCL 99,500 721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charoen Pokphand Foods PCL 5,638,500 2,936
CP Axtra PCL 721,300 568
Energy Absolute PCL 555,600 651
Kasikornbank PCL 1,447,800 5,300
PTT Exploration & Production PCL 323,300 1,481
PTT Oil & Retail Business PCL 1,346,100 686
SCG Packaging PCL 606,100 608
Siam Cement PCL (The) 125,500 1,006
17,171
Turkey - 0.3%
Akbank TAS 4,258,963 4,472
BIM Birlesik Magazalar AS 159,278 1,542
Turkiye Garanti Bankasi AS 2,350,323 3,936
9,950
United Arab Emirates - 0.3%
Aldar Properties PJSC 2,779,646 3,937
Emaar Properties PJSC 1,957,941 3,563
Emirates NBD Bank PJSC 231,816 1,069
Emirates Telecommunications Group
Co. PJSC 243,907 1,226
9,795
United Kingdom - 6.3%
3i Group PLC 184,937 4,368
Ashtead Group PLC 24,533 1,405
AstraZeneca PLC 140,804 17,610
Aviva PLC 361,516 1,754
Babcock International Group PLC(Æ) 572,032 2,731
BAE Systems PLC 296,242 3,977
Barclays PLC 2,174,137 3,476
Berkeley Group Holdings PLC 41,389 2,040
BP PLC 2,110,682 12,884
British American Tobacco PLC 199,036 5,945
British Land Co. PLC (The)(ö) 450,858 1,639
BT Group PLC 2,074,145 2,855
Bunzl PLC 39,739 1,420
CK Hutchison Holdings, Ltd. Class B 438,961 2,213
Compass Group PLC 468,028 11,809
Croda International PLC 23,516 1,253
Diageo PLC 220,921 8,372
easyJet PLC(Æ) 706,521 3,149
Halma PLC 19,331 435
HSBC Holdings PLC 1,721,446 12,403
Intermediate Capital Group PLC 168,959 2,684
Intertek Group PLC 144,981 6,767
J Sainsbury PLC 3,906,622 12,225
JD Sports Fashion PLC 415,917 645
Kingfisher PLC 743,809 1,906
Land Securities Group PLC(ö) 144,710 1,007
London Stock Exchange Group PLC 40,198 4,043
Marks & Spencer Group PLC(Æ) 517,558 1,365
NatWest Group PLC 1,384,238 3,010
Next PLC 7,655 642
Pearson PLC 62,098 719
Reckitt Benckiser Group PLC 96,163 6,447

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RELX PLC 115,285 4,031
Sage Group PLC (The) 147,524 1,744
Spirax-Sarco Engineering PLC 12,289 1,226
Standard Chartered PLC 1,552,306 11,998
Tesco PLC 2,675,808 8,793
Travis Perkins PLC 472,368 4,265
Unilever PLC 48,393 2,293
Weir Group PLC (The) 528,266 11,003
WPP PLC 444,665 3,830
192,381
United States - 7.5%
Accenture PLC Class A 51,111 15,185
Allegion PLC 97,151 9,556
Amdocs, Ltd. 72,497 5,811
Aon PLC Class A 40,938 12,666
ARM Holdings PLC - ADR(Æ) 48,761 2,403
CSL, Ltd. 24,257 3,591
Experian PLC 75,464 2,296
Freeport-McMoRan, Inc. 176,371 5,958
GSK Finance No. 3 PLC 579,070 10,302
Haleon PLC 5,617,760 22,485
Holcim AG(Æ) 77,164 4,778
James Hardie Industries PLC(Æ) 75,299 1,872
Las Vegas Sands Corp. 101,792 4,831
Linde PLC 54,600 20,866
Lululemon Athletica , Inc.(Æ) 14,819 5,831
Nestle SA 232,480 25,081
Newmont Corp.(Æ) 44,361 1,700
Qiagen NV(Æ) 64,786 2,401
Roche Holding AG 80,258 20,819
Sanofi - ADR 159,374 14,545
Schlumberger NV 426,604 23,745
Schneider Electric SE 61,777 9,500
Spotify Technology SA(Æ) 25,667 4,229
230,451
Zambia - 0.2%
First Quantum Minerals, Ltd. 576,954 6,686
Total Common Stocks
(cost $2,580,261) 2,878,148
Preferred Stocks - 1.3%
Brazil - 0.3%
Braskem SA
0.000% (Æ) 246,929 787
Itau Unibanco Holding SA
5.027% (Ÿ) 709,634 3,775
Raizen Energia SA
5.946% (Ÿ) 4,682,240 3,371
7,933
Germany - 0.5%
Dr Ing hc F Porsche AG
1.102% (Ÿ)(Þ) 28,348 2,475
Henkel AG & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.564% (Ÿ) 64,929 4,676
Volkswagen AG
25.865% (Ÿ) 81,902 8,645
15,796
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 398,279 15,908
Total Preferred Stocks
(cost $41,818) 39,637
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2023  Rights 4,319 6
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 1,754 —
Thailand - 0.0%
Minor International PCL(Æ)
2024 Warrants 56,369 1
Total Warrants and Rights
(cost $—) 7
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 86,500,428 (∞) 86,475
Total Short-Term Investments
(cost $86,473) 86,475
Total Investments - 98.4%
(identified cost $2,708,552) 3,004,267
Other Assets and Liabilities,
Net - 1.6%
48,078
Net Assets - 100.0%
3,052,345

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
304 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
3,662
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
6,512
Avenue Supermarts , Ltd. 01/16/23 INR 31,612 44.47 1,406
1,380
Budweiser Brewing Co. APAC, Ltd. 08/08/23 HKD 811,061 2.31 1,870
1,542
Cellnex Telecom SA 04/18/19 EUR 144,098 33.22 4,786
4,247
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
621
China International Capital Corp., Ltd. 08/08/23 HKD 1,522,800 1.99 3,031
2,444
China Tourism Group Duty Free Corp., Ltd. 09/19/23 HKD 91,900 13.91 1,278
1,037
China Tower Corp., Ltd. 08/08/23 HKD 15,004,000 0.11 1,633
1,405
Covestro AG 03/17/20 EUR 181,042 33.41 6,049
9,138
Dino Polska SA 10/06/23 PLN 7,639 81.32 621
724
Dr Ing hc F Porsche AG 01/13/23 EUR 28,348 114.53 3,247
2,475
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7.14 566
588
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22.81 645
620
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 694
698
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,484
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 285,097 5.33 1,519
1,800
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
4,424
Kuaishou Technology 06/28/22 HKD 1,486,317 7.13 10,603
9,557
Longfor Group Holdings, Ltd. 05/15/23 HKD 4,138,500 2.21 9,162
6,062
Meituan 01/13/20 HKD 170,336 13.99 2,383
2,420
Nexi SpA 08/09/23 EUR 233,524 7.71 1,801
1,358
Nongfu Spring Co., Ltd. 01/13/23 HKD 522,227 5.67 2,962
2,972
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 279,043 0.62 173
127
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
4,262
Saudi Arabian Oil Co. 05/15/23 SAR 1,311,936 8.96 11,753
11,645
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14.37 550
630
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
2,258
Worldline SA 06/28/22 EUR 39,880 36.06 1,438
505
WuXi AppTec Co., Ltd. 03/09/23 HKD 319,000 10.43 3,328
3,853
X5 Retail Group NV 09/21/15 56,160 — 1,635 —
90,450

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 305
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,560 USD 99,091 12/23
(1,357)
British Pound Currency Futures 275 USD 20,890 12/23
(589)
Canadian Dollar Currency Futures 1,040 USD 75,052 12/23
(1,801)
Japanese Yen Currency Futures 1,727 USD 143,481 12/23
(4,324)
New Zealand Dollar Currency Futures 45 USD 2,621 12/23
(36)
Norwegian Krone Currency Futures 103 USD 18,472 12/23
(861)
S&P/TSX 60 Index Futures 466 CAD 105,782 12/23
(4,716)
SPI 200 Index Futures 874 AUD 148,208 12/23
(6,623)
TOPIX Index Futures 450 JPY 10,143,000 12/23 (2,870)
Short Positions
CAC40 Euro Index Futures 88 EUR 6,069 11/23
118
DAX Index Futures 11 EUR 4,087 12/23
140
Euro Currency Futures 393 USD 52,085 12/23
550
EURO STOXX 50 Index Futures 72 EUR 2,930 12/23
72
FTSE 100 Index Futures 139 GBP 10,186 12/23
379
FTSE/MIB Index Futures 9 EUR 1,245 12/23
6
Hang Seng Index Futures 171 HKD 146,581 11/23
(44)
IBEX 35 Index Futures 15 EUR 1,354 11/23
43
MSCI Emerging Markets Index Futures 1,355 USD 62,276 12/23
4,274
MSCI Singapore Index Futures 536 SGD 14,577 11/23
81
OMXS30 Index Futures 59 SEK 12,262 11/23
43
S&P 500 E-Mini Index Futures 402 USD 84,666 12/23
6,008
Swiss Franc Currency Futures 254 USD 35,093 12/23 784
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (10,723)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 1,553 $ — $ —
$ —
$ 1,553 0 .1
Australia — 38,642 —
—
38,642 1 .3
Austria — 11,337 —
—
11,337 0 .4
Belgium — 13,620 —
—
13,620 0 .4
Brazil 89,050 — —
—
89,050 2 .9
Burkina Faso 1,842 — —
—
1,842 0 .1
Canada 129,993 — —
—
129,993 4 .3
Chile 4,651 894 —
—
5,545 0 .2
China 32,775 252,947 —
—
285,722 9 .4
Denmark — 54,423 —
—
54,423 1 .8
Finland — 16,246 —
—
16,246 0 .5
France — 208,644 —
—
208,644 6 .8

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
306 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany — 131,999 —
—
131,999 4 .3
Ghana 3,749 1,460 —
—
5,209 0 .2
Greece — 11,250 —
—
11,250 0 .4
Hong Kong — 50,648 —
—
50,648 1 .7
Hungary — 2,192 —
—
2,192 0 .1
India 8,402 117,366 —
—
125,768 4 .1
Indonesia — 21,900 —
—
21,900 0 .7
Ireland 6,059 29,873 —
—
35,932 1 .2
Israel 3,528 2,435 —
—
5,963 0 .2
Italy — 52,272 —
—
52,272 1 .7
Japan — 364,522 —
—
364,522 11 .9
Jordan — 473 —
—
473 —
*
Luxembourg — 19,615 —
—
19,615 0 .6
Macao — 13,587 —
—
13,587 0 .4
Malaysia — 6,047 —
—
6,047 0 .2
Mexico 20,246 2,431 —
—
22,677 0 .7
Netherlands — 158,726 —
—
158,726 5 .2
New Zealand — 3,192 —
—
3,192 0 .1
Norway — 2,411 —
—
2,411 0 .1
Peru 2,137 — —
—
2,137 0 .1
Philippines — 5,691 —
—
5,691 0 .2
Poland — 3,485 —
—
3,485 0 .1
Russia — — —
—
— —
Saudi Arabia — 26,636 —
—
26,636 0 .9
Singapore — 6,829 —
—
6,829 0 .2
South Africa 11,932 22,363 —
—
34,295 1 .1
South Korea 3,345 105,635 —
—
108,980 3 .6
Spain — 39,517 —
—
39,517 1 .3
Sweden — 37,428 —
—
37,428 1 .2
Switzerland 2,486 117,323 —
—
119,809 3 .9
Taiwan 16,168 119,739 —
—
135,907 4 .5
Thailand — 17,171 —
—
17,171 0 .6
Turkey — 9,950 —
—
9,950 0 .3
United Arab Emirates — 9,795 —
—
9,795 0 .3
United Kingdom — 192,381 —
—
192,381 6 .3
United States 112,781 117,670 —
—
230,451 7 .5
Zambia 6,686 — —
—
6,686 0 .2
Preferred Stocks 7,933 31,704 — — 39,637 1 .3
Warrants and Rights 7 — — — 7 —
*
Short-Term Investments — — — 86,475 86,475 2 .8

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 307
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Investments 465,323 2,452,469 — 86,475 3,004,267 98 .4
Other Assets and Liabilities, Net
1 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 12,498 — — — 12,498 0 .4
A
Liabilities
Futures Contracts (23,221) — — — (23,221) (0 .8)
Total Other Financial Instruments
**
$ (10,723) $ — $ — $ — $ (10,723)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
468,260
Consumer Staples ...............................................................................
219,799
Energy ................................................................................................
181,185
Financial Services ..............................................................................
627,029
Health Care ........................................................................................
255,488
Materials and Processing ...................................................................
315,493
Producer Durables ..............................................................................
326,004
Technology .........................................................................................
390,733
Utilities ...............................................................................................
94,157
Preferred Stocks
Consumer Discretionary ....................................................................
11,120
Consumer Staples ...............................................................................
4,676
Financial Services ..............................................................................
3,775
Materials and Processing ...................................................................
787
Technology .........................................................................................
15,908
Utilities ...............................................................................................
3,371
Warrants and Rights ...................................................................
7
Short-Term Investments .............................................................
86,475
Total Investments ............................................................................... 3,004,267

See accompanying notes which are an integral part of the financial statements.
308 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 11,164 $ 1,334
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 14,253 $ 8,968
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 19,821 $ (15,701)
Foreign currency exchange contracts — (1,338)
Total
$ 19,821 $ (17,039)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (11,060) $ 1,517
Foreign currency exchange contracts — 17
Total
$ (11,060) $ 1,534
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 309
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,708,552
Investments, at fair value(>) ........................................................................................................................................................
3,004,267
Cash .............................................................................................................................................................................................. 265
Foreign currency holdings(^) ....................................................................................................................................................... 5,463
Receivables:
Dividends and interest ...................................................................................................................................................... 5,924
Dividends from affiliated funds ....................................................................................................................................... 416
Investments sold ............................................................................................................................................................... 2,121
Fund shares sold ............................................................................................................................................................... 5,645
Foreign capital gains taxes recoverable ........................................................................................................................... 5,145
From broker(a) ................................................................................................................................................................. 43,810
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
3,073, 059
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,681
Fund shares redeemed ...................................................................................................................................................... 3,394
Accrued fees to affiliates .................................................................................................................................................. 2,529
Other accrued expenses .................................................................................................................................................... 414
Variation margin on futures contracts .............................................................................................................................. 10,690
Deferred capital gains tax liability ................................................................................................................................... 2,006
Total liabilities ...........................................................................................................................................................
20, 714
Net Assets ...............................................................................................................................................................
$ 3,052,345

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
310 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (115,947)
Shares of beneficial interest .........................................................................................................................................................
3,028
Additional paid-in capital ............................................................................................................................................................
3,165,264
Net Assets ...............................................................................................................................................................
$ 3,052,345
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.64
Class A — Net assets ........................................................................................................................................................... $ 29,756,682
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,967,697
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.88
Class C — Net assets ........................................................................................................................................................... $ 8,005,286
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 810,153
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.09
Class M — Net assets .......................................................................................................................................................... $ 877,826,117
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 87,034,908
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.08
Class S — Net assets ............................................................................................................................................................ $ 2,136,756,458
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 211,995,836
Amounts in thousands
(^)    Foreign currency holdings - cost $ 5,628
(>)    Investments in affiliates, U.S. Cash Management Fund $ 86,475
(a)   Receivable from Broker for Futures $ 43,810
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 311
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 92,698
Dividends from affiliated funds ....................................................................................................................................... 4,772
Interest .............................................................................................................................................................................. 36
Securities lending income (net) ....................................................................................................................................... 17
Less foreign taxes withheld ............................................................................................................................................. (9,987)
Total investment income ..............................................................................................................................................................
87,536
Expenses
Advisory fees ................................................................................................................................................................... 25,773
Administrative fees .......................................................................................................................................................... 1,519
Custodian fees .................................................................................................................................................................. 947
Distribution fees - Class A ............................................................................................................................................... 73
Distribution fees - Class C ............................................................................................................................................... 66
Transfer agent fees - Class A ........................................................................................................................................... 58
Transfer agent fees - Class C ........................................................................................................................................... 18
Transfer agent fees - Class M .......................................................................................................................................... 1,830
Transfer agent fees - Class S ............................................................................................................................................ 4,371
Professional fees .............................................................................................................................................................. 230
Registration fees ............................................................................................................................................................... 163
Shareholder servicing fees - Class C ............................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 183
Printing fees ..................................................................................................................................................................... 136
Miscellaneous .................................................................................................................................................................. 106
Expenses before reductions .............................................................................................................................................. 35,495
Expense reductions .......................................................................................................................................................... (3,607)
Net expenses ................................................................................................................................................................................
31,888
Net investment income (loss) .......................................................................................................................................................
55,648
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $864) ................................................................................................. (29,656)
Investments in affiliated funds ......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 4,120
Foreign currency exchange contracts ............................................................................................................................... (1,338)
Foreign currency-related transactions .............................................................................................................................. 1,658
Net realized gain (loss) ................................................................................................................................................................
(25,207)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $139 ) ) ...................................................... 289,349
Investments in affiliated funds ......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. (9,543)
Foreign currency exchange contracts ............................................................................................................................... 17
Foreign currency-related transactions .............................................................................................................................. 291
Net change in unrealized appreciation (depreciation) ................................................................................................................. 280,120
Net realized and unrealized gain (loss) ........................................................................................................................................ 254,913
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 310,561

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
312 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 55,648 $ 52,639
Net realized gain (loss) ....................................................................................................................... (25,207) (143,977)
Net change in unrealized appreciation (depreciation) ........................................................................ 280,120 (733,027)
Net increase (decrease) in net assets from operations .............................................................................. 310,561 (824,365)
Distributions
To shareholders
Class A .......................................................................................................................................... (299) (572)
Class C .......................................................................................................................................... (40) (123)
Class M ......................................................................................................................................... (12,861) (18,925)
Class S .......................................................................................................................................... (28,301) (47,053)
Net decrease in net assets from distributions ............................................................................................ (41,501) (66,673)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 241,556 586,659
Total Net Increase (Decrease) in Net Assets ........................................................................
510,616 (304,379)
Net Assets
Beginning of period .................................................................................................................................. 2,541,729 2,846,108
End of period .............................................................................................................................................
$ 3,052,345 $ 2,541,729

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 313
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 598 $ 6,291 984 $ 10,363
Proceeds from reinvestment of distributions 30 295 48 562
Payments for shares redeemed (272) (2,809) (623) (6,421)
Net increase (decrease)
356 3,777 409 4,504
Class C
Proceeds from shares sold 201 2,087 293 3,058
Proceeds from reinvestment of distributions 4 40 10 123
Payments for shares redeemed (234) (2,443) (210) (2,228)
Net increase (decrease)
(29) (316) 93 953
Class M
Proceeds from shares sold 26,618 280,458 28,773 310,667
Proceeds from reinvestment of distributions 1,293 12,842 1,602 18,904
Payments for shares redeemed (20,944) (221,477) (12,218) (128,150)
Net increase (decrease)
6,967 71,823 18,157 201,421
Class S
Proceeds from shares sold 60,315 633,363 68,446 732,007
Proceeds from reinvestment of distributions 2,848 28,281 3,982 46,991
Payments for shares redeemed (47,068) (495,372) (38,638) (399,217)
Net increase (decrease)
16,095 166,272 33,790 379,781
Total increase (decrease)
23,389 $ 241,556 52,449 $ 586,659

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
314 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2023 9.05 .16 .94 1.10 (.12) (.12)
October 31, 2022 12.48 .17 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 . 18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
Class C
October 31, 2023 8.92 .08 .93 1.01 (.05) (.05)
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 . 08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
Class M
October 31, 2023 9.10 .20 .94 1.14 (.15) (.15)
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
Class S
October 31, 2023 9.10 .19 .93 1.12 (.14) (.14)
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 315
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
10.03 12.13 29,757 1.38 1.29 1.49 56
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.88 11.29 8,005 2.13 2.04 .74 56
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
10.09 12.58 877,826 1.13 .94 1.86 56
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
10.08 12.35 2,136,757 1.13 1.04 1.75 56
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
316 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,923,661
Administrative fees 128,160
Distribution fees 11,631
Shareholder servicing fees 1,745
Transfer agent fees 452,701
Trustee fees 11,323
$ 2,529,221
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 70,290 $ 905,622 $ 889,452 $ 9 $ 6 $ 86,475 $ 4,772 $ —
U.S. Cash Collateral Fund — 18,860 18,860 — — — 46 —
$ 70,290 $ 924,482 $ 908,312 $ 9 $ 6 $ 86,475 $ 4,818 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 2,716,965,768 $ 442,285,979 $ (168,952,674) $ 273,333,305 $ 53,915,581 $ (440,571,690)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 41,501,046 $ — $ — $ 66,673,499 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
318 Tax-Managed Real Assets Fund
Tax-Managed Real Assets Fund - Class A
‡
Total
Return
1 Year (9 .04)%
Inception* 2 .05%§
Tax-Managed Real Assets Fund - Class C
Total
Return
1 Year (4 .30)%
Inception* 2 .65%§
Tax-Managed Real Assets Fund - Class M
Total
Return
1 Year (3 .17)%
Inception* 3 .81%§
Tax-Managed Real Assets Fund - Class S
Total
Return
1 Year (3 .28)%
Inception* 3 .69%§
MSCI World Index (Net)
* *
Total
Return
1 Year 10.48%
Inception* 7.77%§
Tax-Managed Real Assets Blended Benchmark
***
Total
Return
1 Year (2.68)%
Inception* 2.73%§

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Managed Real Assets Fund 319
The Tax-Managed Real Assets Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, and Class S Shares lost 3.51%,
4.30%, 3.17% and 3.28%, respectively. This is compared to the
Fund’s benchmark, the MSCI World Index (Net), which gained
10.48% during the fiscal year. The Tax-Managed Real Assets
Blended Benchmark (the “Secondary Benchmark”), a composite
index composed of 30% S&P Global Natural Resources Index,
30% S&P Global Infrastructure Index and 40% FTSE Nareit
Equity REIT Index, lost 2.68% during the fiscal year. The Fund’s
Secondary Benchmark provides a means to compare the Fund’s
average annual return to a secondary benchmark that is more
representative of the investment strategies pursued by the Fund.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Global Large-Stock Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
7.36%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
Real assets underperformed global equities during the fiscal year.
Within real assets, natural resources was the best performing asset class followed by infrastructure. Real estate securities lagged by a wide margin.
In terms of sector performance within the Fund’s Secondary
Benchmark over the fiscal year, energy was the top performing sector, driven by strength from integrated oil and gas securities.
Materials also experienced strength during the period. Within materials, steel and gold were notable outperformers. Industrials ended the period mixed, with airports and seaports posting
positive results while toll roads lagged. Real estate securities lagged relative to the Fund’s Secondary Benchmark. Office and self-storage real estate investment trusts (“REITs”) were the weakest performers, driven by weakening demand.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
During the fiscal year, the Fund was generally overweight
to infrastructure and real estate and underweight to natural resources relative to the Fund’s target allocation to the money manager strategies, which marginally benefitted performance.
Positioning within natural resource equities detracted from
performance, driven largely by an overweight to the industrials sector. Security selection in the infrastructure portion of the
Fund contributed positively to performance, particularly within the energy and industrial sectors.
Money manager performance was mixed for the fiscal year, with two money managers outperforming and one money manager
underperforming their respective benchmarks.
RREEF America L.L.C., operating under the brand name
DWS, outperformed its RIM-assigned benchmark over the
fiscal year. Security selection was a significant driver of the outperformance, as selection among health care, residential, and diversified REITs was beneficial. Favorable security selection among data center REITs further contributed to outperformance.
An overweight to self-storage was a notable detractor.
First Sentier Investors (Australia) IM Ltd outperformed its
RIM-assigned benchmark over the fiscal year. Outperformance
was driven by positioning within the toll roads sector. Off-
benchmark allocations to railroads and communications also
contributed to excess returns. Negative security selection among multi-utilities was a notable detractor.
Grantham Mayo Van Otterloo & Co. LLC underperformed its
RIM-assigned benchmark over the fiscal year. An overweight
to electrical components and equipment was a notable detractor.

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
320 Tax-Managed Real Assets Fund
Unfavorable security selection among diversified metals and
mining also had a negative impact. Security selection within the energy sector, particularly among integrated oil and gas companies, was beneficial.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy
which seeks to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. RIM managed the tax lots of the Fund and harvested losses and deferred capital gains with respect to certain securities during the fiscal year to seek to improve the after-tax returns of the Fund. This activity had the intended effect of improving after-tax returns during the fiscal year. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to offer a broadly diversified exposure to the full set of real asset sub-sectors and includes a broad basket of equity securities across the listed real estate, infrastructure and natural resource sectors. During the fiscal year, the strategy outperformed the
Fund’s benchmark, benefitting from favorable positioning
in real estate (including an overweight in data centers) while positioning in natural resources (including an overweight in agriculture) detracted.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
First Sentier Investors (Australia) IM Ltd Market-Oriented
Grantham Mayo Van Otterloo & Co. LLC Market-Oriented
RREEF America L.L.C. Market-Oriented
* Assumes initial investment on June 10, 2019.
** MSCI World Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** Tax-Managed Real Assets Blended Benchmark is a composite index consisting of 30% S&P Global Natural Resources Index, 30% S&P Global
Infrastructure Index and 40% FTSE Nareit Equity REIT Index. The Tax-Managed Real Assets Blended Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Managed Real Assets Fund 321
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 905.80 $ 1,018.50
Expenses Paid During Period* $ 6.39 $ 6.77
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 902.30 $ 1,014.72
Expenses Paid During Period* $ 9.97 $ 10.56
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 907.70 $ 1,020.27
Expenses Paid During Period* $ 4.71 $ 4.99
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
322 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 907.60 $ 1,019.76
Expenses Paid During Period* $ 5.19 $ 5.50
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Argentina - 0.1%
Corp. America Airports SA(Æ) 68,693 732
Australia - 4.7%
Atlas Arteria, Ltd. 1,789,768 6,074
Aurizon Holdings, Ltd. 5,712 12
Beach Energy, Ltd. 558,018 553
BHP Group, Ltd. 44,197 1,258
BHP Group, Ltd. - ADR 95,955 2,739
Fortescue Metals Group, Ltd. 129,847 1,844
Glencore PLC 1,608,261 8,497
Mineral Resources, Ltd. 18,902 701
Perenti, Ltd.(Æ) 522,205 355
Qube Holdings, Ltd. 580,855 987
Rio Tinto, Ltd. - ADR 6,527 488
Sandfire Resources, Ltd.(Æ) 131,100 499
South32, Ltd. Class B 440,322 936
Sunrise Energy Metals, Ltd.(Æ) 72,855 34
Transurban Group - ADR(Æ) 1,500,314 11,326
Woodside Energy Group, Ltd. 7,297 159
36,462
Austria - 0.3%
Mondi PLC 38,112 616
OMV AB 42,982 1,883
2,499
Bermuda - 0.0%
BW Energy, Ltd.(Æ) 527 1
China Water Affairs Group, Ltd. 553,320 350
351
Brazil - 1.8%
Adecoagro SA 176,798 1,865
CCR SA 563,545 1,339
Centrais Eletricas Brasileiras SA - ADR 44,271 303
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 425
Cia Energetica de Minas Gerais - ADR 173,774 394
Petroleo Brasileiro SA 11,405 86
Petroleo Brasileiro SA - ADR 69,254 1,039
Sao Martinho S/A 188,894 1,328
SLC Agricola SA 59,186 432
Suzano SA 74,081 758
Suzano SA - ADR 153,267 1,566
Vale SA 133,005 1,820
Vale SA Class B - ADR 115,361 1,582
Wheaton Precious Metals Corp. 12,541 530
Yara International ASA 14,485 472
13,939
Canada - 4.2%
Agnico Eagle Mines, Ltd. 6,723 315
AltaGas, Ltd. - ADR 112,510 2,090
ARC Resources, Ltd. 111,946 1,801
Barrick Gold Corp. 40,404 645
Canadian Natural Resources, Ltd. 9,373 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Solar, Inc.(Æ) 27,155 543
Emera, Inc. 61,159 2,003
Enbridge, Inc. 155,316 4,977
Enerflex, Ltd. 75,327 300
Franco-Nevada Corp. Class T 9,445 1,149
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,064
Ivanhoe Mines, Ltd. Class A(Æ) 672,685 4,958
Largo, Inc.(Æ) 23,209 54
Li-Cycle Holdings Corp.(Æ) 102,305 137
Logan Energy Corp.(Æ) 25,659 19
Nutrien, Ltd. 63,857 3,430
Pembina Pipeline Corp. 61,349 1,888
TC Energy Corp. 111,464 3,839
Teck Resources, Ltd. Class B 58,621 2,071
Vermilion Energy, Inc. 24,719 356
Westshore Terminals Investment Corp. 24,184 408
32,644
Chile - 0.4%
Antofagasta PLC 29,173 477
Sociedad Quimica y Minera de Chile
SA - ADR 47,931 2,320
2,797
China - 1.7%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,524,798 1,668
CGN Power Co., Ltd. Class H(Þ) 1,301,000 313
China Gas Holdings, Ltd. 67,959 61
China Merchants Port Holdings Co.,
Ltd. 492,264 626
China Resources Gas Group, Ltd. 55,900 165
COSCO SHIPPING Ports, Ltd. 1,129,093 683
ENN Energy Holdings, Ltd. 324,441 2,476
Goldwind Science & Technology Co.,
Ltd. Class H 302,200 145
Guangdong Investment, Ltd. 1,544,002 1,053
Henan Shenhuo Coal & Power Co., Ltd.
Class A 223,700 504
Jiangsu Expressway Co., Ltd. Class H 2,027,153 1,844
Shenzhen Expressway Corp., Ltd.
Class H 808,172 667
Shenzhen International Holdings, Ltd. 582,000 384
Western Mining Co., Ltd. Class A 497,201 858
Wilmar International, Ltd. 265,000 691
Yuexiu Transport Infrastructure, Ltd. 1,216,000 630
Zhejiang Expressway Co., Ltd. Class H 54,133 41
12,809
Denmark - 0.2%
Vestas Wind Systems A/S(Æ) 85,517 1,848
Finland - 0.6%
Kemira OYJ 20,297 330
Neste OYJ 17,571 590
Stora Enso OYJ Class R 64,112 772

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
324 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 78,687 2,647
4,339
France - 3.3%
Aeroports de Paris 35,348 3,964
Eiffage SA 7,174 653
Engie SA 48,151 767
Eramet SA 2,145 149
Gaztransport Et Technigaz SA 130 17
Getlink SE 640,813 10,340
Rubis SCA 40,180 876
Technip Energies NV 27,520 602
TotalEnergies SE 47,337 3,170
Veolia Environnement SA 83,801 2,298
Vinci SA 27,653 3,058
25,894
Germany - 0.4%
E.ON SE 83,362 989
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 584
K+S AG 41,174 692
RWE AG 14,926 571
ThyssenKrupp AG - ADR 8,043 56
2,892
Ghana - 1.3%
Kosmos Energy, Ltd.(Æ) 1,389,850 10,063
Hong Kong - 0.0%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 546,000 128
Hutchison Port Holdings Trust Class U 933,400 146
Nine Dragons Paper Holdings, Ltd. 28,000 16
290
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 160,679 1,279
India - 0.2%
Reliance Industries, Ltd. - GDR(Þ) 32,207 1,759
Ireland - 0.1%
Smurfit Kappa Group PLC 34,361 1,123
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 112,343 1,032
Israel - 0.3%
Delek Group, Ltd. 2,866 313
Equital, Ltd.(Æ) 10,135 220
ICL Group, Ltd. 187,627 910
Israel Corp., Ltd. (The)(Æ) 2,643 570
Naphtha Israel Petroleum Corp., Ltd. 56,274 216
2,229
Italy - 1.0%
Enav SpA(Þ) 68,023 226
Enel SpA 220,044 1,399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA - ADR 207,408 3,384
Hera SpA 371,435 1,044
Infrastrutture Wireless Italiane SpA(Þ) 118,585 1,298
7,351
Japan - 0.9%
Ebara Corp. 28,800 1,277
Hitachi Zosen Corp. 2,500 13
Inpex Corp. 35,000 514
Japan Airport Terminal Co., Ltd. 26,300 1,161
Japan Petroleum Exploration Co., Ltd. 13,700 473
JFE Holdings, Inc. 5,600 78
Kubota Corp. 15,000 200
Mitsubishi Materials Corp. 21,000 338
Nippon Steel Corp. 30,000 647
Nittetsu Mining Co., Ltd. 9,000 285
Sumitomo Metal Mining Co., Ltd. 26,800 755
West Japan Railway Co. 32,700 1,246
6,987
Luxembourg - 0.1%
ArcelorMittal SA 37,979 839
Mexico - 2.2%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 765
Grupo Aeroportuario del Pacifico SAB
de CV Class B 252,126 2,941
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 10,608 1,235
Grupo Aeroportuario del Sureste SAB
de CV Class B 280,098 6,037
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,451
Grupo Mexico SAB de CV 639,269 2,607
Promotora y Operadora de
Infraestructura SAB de CV 195,931 1,604
Southern Copper Corp. 1,689 120
16,760
Netherlands - 1.5%
OCI NV 3,438 80
Shell PLC 363,094 11,669
11,749
New Zealand - 0.4%
Auckland International Airport, Ltd. 776,969 3,323
Norway - 0.7%
Austevoll Seafood ASA 129,072 882
Borregaard ASA - ADR 22,679 308
DNO ASA 659,139 672
Equinor ASA Class N 100,999 3,378
Norsk Hydro ASA 28,781 164
5,404

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poland - 0.0%
ORLEN SA 21,816 345
Portugal - 1.1%
Galp Energia SGPS SA Class B 556,896 8,384
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Æ)(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 9 —
Novatek PJSC(Š) 93,200 —
PhosAgro PJSC(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd.(Æ) 322,900 581
South Africa - 1.3%
African Rainbow Minerals, Ltd. 77,410 638
Anglo American PLC 261,644 6,679
Gold Fields, Ltd. - ADR 38,878 506
Impala Platinum Holdings, Ltd. 364,719 1,519
Sibanye Stillwater, Ltd. 537,159 687
Thungela Resources, Ltd. 7,364 65
10,094
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 1,022
Spain - 2.5%
Aena SME SA(Þ) 69,326 10,047
Iberdrola SA 576,488 6,424
Repsol SA - ADR 182,633 2,668
Solaria Energia y Medio Ambiente
SA(Æ) 13,345 200
19,339
Sweden - 0.2%
Boliden AB(Æ) 21,607 557
Svenska Cellulosa AB SCA Class B 94,077 1,294
1,851
Switzerland - 0.8%
Flughafen Zurich AG 29,633 5,531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SIG Group AG(Æ) 31,151 688
6,219
Thailand - 0.1%
PTT Exploration & Production PCL 98,800 453
Turkey - 0.0%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 185,649 349
United Kingdom - 1.8%
BP PLC 1,152,462 7,035
Central Asia Metals PLC 45,010 90
DS Smith PLC 191,657 665
EnQuest PLC(Æ) 1,644,647 324
Harbour Energy PLC 97,325 300
National Grid PLC 142,740 1,696
Scottish & Southern Energy PLC 149,500 2,977
Severn Trent PLC Class H 21,717 704
13,791
United States - 59.1%
Aemetis, Inc.(Æ) 32,847 156
AGCO Corp. 10,353 1,187
Agree Realty Corp.(ö) 129,381 7,238
Albemarle Corp. 2,630 333
Alcoa Corp. 10,090 259
Alexander & Baldwin, Inc.(ö) 5,089 80
Alexandria Real Estate Equities, Inc.(ö) 11,531 1,074
Alliant Energy Corp. 77,159 3,765
Amcor PLC 39,896 355
Ameresco, Inc. Class A(Æ) 75,615 1,977
American Assets Trust, Inc.(ö) 7,893 140
American Electric Power Co., Inc. 19,638 1,483
American Homes 4 Rent Class A(ö) 230,963 7,562
American Tower Corp.(ö) 7,792 1,388
American Water Works Co., Inc. 8,317 979
Americold Realty Trust, Inc.(ö) 178,538 4,681
Apartment Income REIT Corp.(ö) 20,793 607
Apple Hospitality REIT, Inc.(ö) 31,583 495
Archer-Daniels-Midland Co. 16,245 1,163
Armada Hoffler Properties, Inc.(ö) 7,670 76
Atmos Energy Corp. 4,584 494
AvalonBay Communities, Inc.(ö) 97,586 16,174
Avery Dennison Corp. 2,165 377
Boston Properties, Inc.(ö) 15,174 813
Brixmor Property Group, Inc.(ö) 72,522 1,508
Broadstone Net Lease, Inc.(ö) 12,971 184
Bunge, Ltd. 2,583 274
California Resources Corp. 6,734 354
Camden Property Trust(ö) 10,876 923
CenterPoint Energy, Inc. 74,571 2,004
Centerspace(ö) 4,775 232
CF Industries Holdings, Inc. 4,214 336
Cheniere Energy, Inc. 63,750 10,609
Chevron Corp. 13,269 1,934
Civitas Resources, Inc. 12,673 956
Clean Energy Fuels Corp.(Æ) 228,818 799

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
326 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CNX Resources Corp.(Æ) 22,415 487
Community Healthcare Trust, Inc.(ö) 9,342 268
ConocoPhillips 13,303 1,580
Consolidated Edison, Inc. 4,473 393
Constellation Energy Corp. 9,845 1,112
Corteva, Inc. 27,160 1,307
Cousins Properties, Inc.(ö) 10,216 183
Crown Castle, Inc.(ö) 28,214 2,623
CubeSmart(ö) 86,649 2,954
Darling Ingredients, Inc.(Æ) 119,381 5,287
Deere & Co. 957 350
DiamondRock Hospitality Co.(ö) 27,431 212
Digital Realty Trust, Inc.(ö) 112,193 13,952
Diversified Healthcare Trust(ö) 57,035 118
Dominion Energy, Inc. 87,966 3,547
Douglas Emmett, Inc.(ö) 13,998 157
DT Midstream, Inc. 75,803 4,091
Duke Energy Corp. 125,735 11,177
Easterly Government Properties, Inc.(ö) 18,526 199
EastGroup Properties, Inc.(ö) 41,845 6,831
Edison International 2,654 167
Elme Communities(ö) 16,367 209
Empire State Realty Trust, Inc. Class
A(ö) 40,565 328
Enphase Energy, Inc.(Æ) 3,921 312
Entergy Corp. 45,290 4,329
Enterprise Products Partners, LP 28,820 750
EOG Resources, Inc. 8,795 1,110
EPR Properties(ö) 11,174 477
Equinix, Inc.(ö) 35,310 25,764
Equity LifeStyle Properties, Inc. Class
A(ö) 146,733 9,655
Equity Residential(ö) 41,028 2,270
Essential Properties Realty Trust, Inc.
(ö) 210,547 4,622
Essex Property Trust, Inc.(ö) 4,766 1,020
Evergy, Inc. 21,055 1,035
Exelon Corp. 57,043 2,221
Extra Space Storage, Inc.(ö) 44,178 4,576
Exxon Mobil Corp. 32,569 3,447
Farmland Partners, Inc.(ö) 34,149 356
Federal Realty Investment Trust(ö) 11,758 1,072
First Industrial Realty Trust, Inc.(ö) 26,985 1,141
First Solar, Inc.(Æ) 699 100
FirstEnergy Corp. 66,951 2,383
FMC Corp. 7,889 420
Four Corners Property Trust, Inc.(ö) 9,839 210
Franklin Street Properties Corp.(ö) 67,977 118
Freeport-McMoRan, Inc. 113,340 3,829
Gaming and Leisure Properties, Inc.(ö) 44,116 2,002
Gladstone Commercial Corp.(ö) 20,673 247
Gladstone Land Corp.(ö) 16,649 227
Global Medical REIT, Inc.(ö) 16,875 146
GrafTech International, Ltd. 302,496 1,044
Green Plains, Inc.(Æ) 126,315 3,711
Halliburton Co. 31,579 1,242
Healthcare Realty Trust, Inc.(ö) 67,716 972
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Healthpeak Properties, Inc.(ö) 32,071 499
Hess Corp. 38,245 5,523
Host Hotels & Resorts, Inc.(ö) 71,836 1,112
Hudson Pacific Properties, Inc.(ö) 243,851 1,088
Hyatt Hotels Corp. Class A 8,899 912
Independence Realty Trust, Inc.(ö) 39,218 486
International Paper Co. 1,568 53
Invitation Homes, Inc.(ö) 70,985 2,108
Iron Mountain, Inc.(ö) 201,118 11,880
JBG Smith Properties(ö) 10,373 134
Kilroy Realty Corp.(ö) 8,552 244
Kimco Realty Corp.(ö) 205,400 3,685
Kinder Morgan, Inc. 200,247 3,244
Kite Realty Group Trust(ö) 320,085 6,824
Lamar Advertising Co. Class A(ö) 7,260 597
Livent Corp.(Æ) 70,494 1,029
LTC Properties, Inc.(ö) 2,541 80
Macerich Co. (The)(ö) 34,924 339
Magnolia Oil & Gas Corp. Class A 69,013 1,549
Mid-America Apartment Communities,
Inc.(ö) 45,714 5,401
Mosaic Co. (The) 71,519 2,323
National Health Investors, Inc.(ö) 5,771 289
National Storage Affiliates Trust(ö) 16,935 483
Newmont Corp. 26,989 1,011
NexPoint Residential Trust, Inc.(ö) 8,489 229
NextEra Energy, Inc. 141,163 8,230
NiSource, Inc. 21,022 529
NNN REIT, Inc.(ö) 23,287 846
Noble Corp. PLC 14,841 687
Norfolk Southern Corp. 3,128 597
Nucor Corp. 7,146 1,056
Omega Healthcare Investors, Inc.(ö) 191,039 6,323
ONEOK, Inc. 13,498 880
Outfront Media, Inc.(ö) 15,866 155
Ovintiv, Inc. 9,708 466
Packaging Corp. of America 1,803 276
Park Hotels & Resorts, Inc.(ö) 39,046 450
Patterson-UTI Energy, Inc. 36,518 464
Permian Resources Corp. 20,008 292
Phillips 66 640 73
Phillips Edison & Co., Inc.(ö) 16,044 567
Physicians Realty Trust(ö) 35,467 385
Piedmont Office Realty Trust, Inc. Class
A(ö) 36,958 193
Pinnacle West Capital Corp. 14,312 1,062
Pioneer Natural Resources Co. 3,888 929
Plymouth Industrial REIT, Inc.(ö) 12,299 245
PNM Resources, Inc. 12,177 515
Portland General Electric Co. 8,886 356
PPL Corp. 113,740 2,795
Prologis, Inc.(ö) 315,697 31,806
ProPetro Holding Corp.(Æ) 49,442 518
Public Service Enterprise Group, Inc. 15,335 945
Public Storage(ö) 62,010 14,802
Rayonier, Inc.(ö) 12,312 311
Realty Income Corp.(ö) 77,163 3,656

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regal Rexnord Corp. 3,044 360
Regency Centers Corp.(ö) 9,846 593
Reliance Steel & Aluminum Co. 1,306 332
Republic Services, Inc. Class A 15,292 2,271
Retail Opportunity Investments Corp.
(ö) 32,617 383
REX American Resources Corp.(Æ) 8,144 310
Rexford Industrial Realty, Inc.(ö) 37,221 1,609
RPT Realty(ö) 18,992 205
Ryman Hospitality Properties, Inc.(ö) 38,413 3,288
Sabra Health Care REIT, Inc.(ö) 34,397 469
Saul Centers, Inc.(ö) 7,331 255
SBA Communications Corp.(ö) 4,197 876
Sealed Air Corp. 4,727 146
Select Water Solutions, Inc. Class A 21,426 159
Sempra Energy 22,454 1,572
Service Properties Trust(ö) 37,197 270
Simon Property Group, Inc.(ö) 130,865 14,381
SITE Centers Corp.(ö) 25,059 292
SL Green Realty Corp.(ö) 86,590 2,536
SolarEdge Technologies, Inc.(Æ) 24,141 1,834
Southern Co. (The) 127,095 8,554
Southwestern Energy Co.(Æ) 40,314 287
Spirit Realty Capital, Inc.(ö) 118,142 4,252
STAG Industrial, Inc.(ö) 6,635 220
Steel Dynamics, Inc. 3,364 358
Sun Communities, Inc.(ö) 19,653 2,186
Sunrun, Inc.(Æ) 260,961 2,518
Talos Energy, Inc.(Æ) 21,989 341
Tanger Factory Outlet Centers, Inc.(ö) 13,216 298
Targa Resources Corp. 68,802 5,753
Terreno Realty Corp.(ö) 14,094 751
UDR, Inc.(ö) 206,414 6,566
UGI Corp. 49,547 1,031
UMH Properties, Inc.(ö) 7,987 110
Union Pacific Corp. 9,273 1,925
Urban Edge Properties(ö) 10,367 164
Ventas, Inc.(ö) 121,747 5,169
Veris Residential, Inc.(ö) 26,987 361
VICI Properties, Inc.(ö) 366,271 10,219
Vital Energy, Inc.(Æ) 7,169 359
Vornado Realty Trust(ö) 199,468 3,830
W&T Offshore, Inc. 36,405 151
WEC Energy Group, Inc. 4,530 369
Welltower, Inc.(ö) 210,280 17,582
Westrock Co. 23,756 854
Weyerhaeuser Co.(ö) 35,973 1,032
Whitestone REIT Class B(ö) 29,192 290
Williams Cos., Inc. (The) 46,843 1,611
WP Carey, Inc.(ö) 18,539 995
Xcel Energy, Inc. 92,516 5,483
Zurn Elkay Water Solutions Corp. 13,656 361
458,961
Zambia - 0.2%
First Quantum Minerals, Ltd. 125,440 1,454
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $669,083) 730,237
Preferred Stocks - 1.5%
Brazil - 1.5%
Bradespar SA
5.552% (Ÿ) 1,335,717 5,919
Petroleo Brasileiro SA
10.087% (Ÿ) 882,214 6,079
11,998
Russia - 0.0%
Surgutneftegas OJSC
1.398% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
13.617% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $13,074) 11,998
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 29,402,997 (∞) 29,394
Total Short-Term Investments
(cost $29,394) 29,394
Total Investments - 99.3%
(identified cost $711,551) 771,629
Other Assets and Liabilities,
Net - 0.7%
5,266
Net Assets - 100.0%
776,895

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
328 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
Aena SME SA 04/22/20 EUR 69,326 133.52 9,256
10,047
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
313
Enav SpA 09/28/22 EUR 68,023 3.56 242
226
Infrastrutture Wireless Italiane SpA 05/17/21 EUR 118,585 10.56 1,252
1,298
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 02/24/21 32,207 52.40 1,688
1,759
Ros Agro PLC 03/17/20 66,112 — 525 —
13,643
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 99 USD 20,851 12/23 (1,066)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,066)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 732 $ — $ —
$ —
$ 732 0 .1
Australia — 36,462 —
—
36,462 4 .7
Austria — 2,499 —
—
2,499 0 .3
Bermuda — 351 —
—
351 —
*
Brazil 13,467 472 —
—
13,939 1 .8
Canada 32,644 — —
—
32,644 4 .2
Chile 2,320 477 —
—
2,797 0 .4
China — 12,809 —
—
12,809 1 .7
Denmark — 1,848 —
—
1,848 0 .2
Finland — 4,339 —
—
4,339 0 .6
France — 25,894 —
—
25,894 3 .3
Germany — 2,892 —
—
2,892 0 .4
Ghana 10,063 — —
—
10,063 1 .3
Hong Kong — 290 —
—
290 —
*
Hungary — 1,279 —
—
1,279 0 .2
India — 1,759 —
—
1,759 0 .2
Ireland — 1,123 —
—
1,123 0 .1

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 329
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Isle of Man 1,032 — —
—
1,032 0 .1
Israel — 2,229 —
—
2,229 0 .3
Italy — 7,351 —
—
7,351 1 .0
Japan — 6,987 —
—
6,987 0 .9
Luxembourg — 839 —
—
839 0 .1
Mexico 16,760 — —
—
16,760 2 .2
Netherlands — 11,749 —
—
11,749 1 .5
New Zealand — 3,323 —
—
3,323 0 .4
Norway — 5,404 —
—
5,404 0 .7
Poland — 345 —
—
345 —
*
Portugal — 8,384 —
—
8,384 1 .1
Russia — — —
—
— —
Singapore — 581 —
—
581 0 .1
South Africa 506 9,588 —
—
10,094 1 .3
South Korea — 1,022 —
—
1,022 0 .1
Spain — 19,339 —
—
19,339 2 .5
Sweden — 1,851 —
—
1,851 0 .2
Switzerland — 6,219 —
—
6,219 0 .8
Thailand — 453 —
—
453 0 .1
Turkey — 349 —
—
349 —
*
United Kingdom — 13,791 —
—
13,791 1 .8
United States 458,274 687 —
—
458,961 59 .1
Zambia 1,454 — —
—
1,454 0 .2
Preferred Stocks 11,998 — — — 11,998 1 .5
Short-Term Investments — — — 29,394 29,394 3 .8
Total Investments 549,250 192,985 — 29,394 771,629 99 .3
Other Assets and Liabilities, Net
0 .7
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (1,066) — — — (1,066) (0 .1)
Total Other Financial Instruments
**
$ (1,066) $ — $ — $ — $ (1,066)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
330 Tax-Managed Real Assets Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,842
Consumer Staples ...............................................................................
4,874
Energy ................................................................................................
103,111
Financial Services ..............................................................................
300,487
Materials and Processing ...................................................................
97,064
Producer Durables ..............................................................................
82,602
Technology .........................................................................................
1,307
Utilities ...............................................................................................
138,950
Preferred Stocks
Energy ................................................................................................
6,079
Financial Services ..............................................................................
5,919
Short-Term Investments .......................................................
29,394
Total Investments ............................................................................... 771,629

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 331
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,066
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,258 $ —
Foreign currency exchange contracts — 57
Total
$ 1,258 $ 57
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (451) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
332 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 711,551
Investments, at fair value(>) ........................................................................................................................................................
771,629
Foreign currency holdings(^) ....................................................................................................................................................... 1,914
Receivables:
Dividends and interest ...................................................................................................................................................... 1,785
Dividends from affiliated funds ....................................................................................................................................... 126
Investments sold ............................................................................................................................................................... 1
Fund shares sold ............................................................................................................................................................... 2,014
From broker(a) ................................................................................................................................................................. 2,305
Total assets ...............................................................................................................................................................
779,774
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,017
Accrued fees to affiliates .................................................................................................................................................. 655
Other accrued expenses .................................................................................................................................................... 142
Variation margin on futures contracts .............................................................................................................................. 1,065
Total liabilities ...........................................................................................................................................................
2,879
Net Assets ...............................................................................................................................................................
$ 776,895

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 333
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 8,535
Shares of beneficial interest .........................................................................................................................................................
718
Additional paid-in capital ............................................................................................................................................................
767,642
Net Assets ...............................................................................................................................................................
$ 776,895
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.43
Class A — Net assets ........................................................................................................................................................... $ 6,654,301
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 617,704
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.62
Class C — Net assets ........................................................................................................................................................... $ 959,589
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 90,319
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.82
Class M — Net assets .......................................................................................................................................................... $ 254,715,937
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 23,542,585
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.81
Class S — Net assets ............................................................................................................................................................ $ 514,564,912
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 47,595,582
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,924
(>)     Investments in affiliates, U.S. Cash Management Fund $ 29,394
(a)   Receivable from Broker for Futures $ 2,305
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
334 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32,167
Dividends from affiliated funds ....................................................................................................................................... 1,279
Interest .............................................................................................................................................................................. 4
Total investment income ..............................................................................................................................................................
33,450
Expenses
Advisory fees ................................................................................................................................................................... 7,203
Administrative fees .......................................................................................................................................................... 410
Custodian fees .................................................................................................................................................................. 192
Distribution fees - Class A ............................................................................................................................................... 17
Distribution fees - Class C ............................................................................................................................................... 7
Transfer agent fees - Class A ........................................................................................................................................... 14
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 562
Transfer agent fees - Class S ............................................................................................................................................ 1,117
Professional fees .............................................................................................................................................................. 122
Registration fees ............................................................................................................................................................... 110
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 52
Printing fees ..................................................................................................................................................................... 111
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 9,957
Expense reductions .......................................................................................................................................................... (1,060)
Net expenses ................................................................................................................................................................................
8,897
Net investment income (loss) .......................................................................................................................................................
24,553
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (25,830)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,258
Foreign currency exchange contracts ............................................................................................................................... 57
Foreign currency-related transactions .............................................................................................................................. (65)
Net realized gain (loss) ................................................................................................................................................................
(24,579)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $97) ........................................................... (26,034)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (451)
Foreign currency-related transactions .............................................................................................................................. (177)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (26,661)
Net realized and unrealized gain (loss) ........................................................................................................................................ (51,240)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (26,687)

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 335
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 24,553 $ 23,149
Net realized gain (loss) ....................................................................................................................... (24,579) (21,200)
Net change in unrealized appreciation (depreciation) ........................................................................ (26,661) (105,678)
Net increase (decrease) in net assets from operations .............................................................................. (26,687) (103,729)
Distributions
To shareholders
Class A .......................................................................................................................................... (192) (97)
Class C .......................................................................................................................................... (23) (6)
Class M ......................................................................................................................................... (9,221) (5,465)
Class S .......................................................................................................................................... (17,846) (10,847)
Net decrease in net assets from distributions ............................................................................................ (27,282) (16,415)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 27,533 129,214
Total Net Increase (Decrease) in Net Assets ........................................................................
(26,436) 9,070
Net Assets
Beginning of period .................................................................................................................................. 803,331 794,261
End of period .............................................................................................................................................
$ 776,895 $ 803,331

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
336 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 119 $ 1,400 155 $ 1,961
Proceeds from reinvestment of distributions 17 192 8 97
Payments for shares redeemed (46) (539) (40) (502)
Net increase (decrease)
90 1,053 123 1,556
Class C
Proceeds from shares sold 35 415 42 510
Proceeds from reinvestment of distributions 2 23 —** 6
Payments for shares redeemed (20) (228) (10) (126)
Net increase (decrease)
1 7 210 32 390
Class M
Proceeds from shares sold 8,427 99,537 7,316 93,235
Proceeds from reinvestment of distributions 800 9,202 422 5,456
Payments for shares redeemed (7,798) (91,409) (4,824) (61,581)
Net increase (decrease)
1,429 17,330 2,914 37,110
Class S
Proceeds from shares sold 12,803 150,846 15,630 200,606
Proceeds from reinvestment of distributions 1,545 17,771 838 10,812
Payments for shares redeemed (13,584) (159,677) (9,614) (121,260)
Net increase (decrease)
764 8,940 6,854 90,158
Total increase (decrease)
2,30 0 $ 27,533 9,923 $ 129,214
**      Less than 500 shares.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
338 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2023 11.51 .31 (.69) (.38) (.36) (.36)
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(
‡
) 10.00 .07 .33 .40 — —
Class C
October 31, 2023 11.39 .22 (.69) (.47) (.30) (.30)
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(
‡
) 10.00 .04 .33 .37 — —
Class M
October 31, 2023 11.56 .35 (.69) (.34) (.40) (.40)
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(
‡
) 10.00 .08 .33 .41 — —
Class S
October 31, 2023 11.55 .34 (.70) (.36) (.38) (.38)
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(
‡
) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 339
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expen ses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
10.77 (3.51) 6,654 1.42 1.33 2.62 50
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
10.62 (4.30) 960 2.17 2.08 1.90 50
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
10.82 (3.17) 254,716 1.17 .98 2.97 50
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
10.81 (3.28) 514,565 1.17 1.08 2.87 50
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
340 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 504,610
Administrative fees 32,472
Distribution fees 2,044
Shareholder servicing fees 207
Transfer agent fees 111,943
Trustee fees 4,203
$ 655,479
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,046 $ 171,226 $ 159,880 $ 1 $ 1 $ 29,394 $ 1,279 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 712,908,558 $ 121,160,304 $ (62,440,112) $ 58,720,192 $ 14,225,712 $ (64,185,544)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 27,282,497 $ — $ — $ 16,414,501 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
342 Opportunistic Credit Fund
Opportunistic Credit Fund - Class A
‡
Total
Return
1 Year 2 .63%
5 Years 0 .37%§
10 Years 1 .60%§
Opportunistic Credit Fund - Class C
Total
Return
1 Year 5 .88%
5 Years 0 .37%§
10 Years 1 .23%§
Opportunistic Credit Fund - Class M
‡‡
Total
Return
1 Year 6 .94%
5 Years 1 .43%§
10 Years 2 .27%§
Opportunistic Credit Fund - Class S
Total
Return
1 Year 6 .90%
5 Years 1 .39%§
10 Years 2 .25%§
Opportunistic Credit Fund - Class Y
Total
Return
1 Year 7 .10%
5 Years 1 .48%§
10 Years 2 .31%§
Bloomberg U.S. Universal Index (USD Hedged )
**
Total
Return
1 Year 1 .19%
5 Years 0 .21%§
10 Years 1 .18%§
Opportunistic Credit Linked Benchmark
***
Total
Return
1 Year 6 .71%
5 Years 2 .10%§
10 Years 3 .42%§
Opportunistic Credit Composite Index
****
Total
Return
1 Year 6 .71%
5 Years 2 .08%§
10 Years 2 .93%§

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Opportunistic Credit Fund 343
The Opportunistic Credit Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2023, the Fund had three money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S, and Class Y Shares
gained 6.63%, 5.88%, 6.94%, 6.90% and 7.10%, respectively.
This is compared to the Fund’s benchmark, the Bloomberg U.S.
Universal Index (USD hedged), which gained 1.19% during
the fiscal year. The Opportunistic Credit Composite Index (the
“Secondary Benchmark”), a composite index consisting of 50%
ICE BofA Developed Markets High Yield Constrained Index
(USD hedged), 20% JP Morgan EMBI Global Diversified
Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index and
10% Bloomberg U.S. Corporate Index, gained 6.71% during the
fiscal year. The Fund’s Secondary Benchmark provides a means to compare the Fund’s average annual return to a secondary
benchmark that is more representative of the investment
strategies pursued by the Fund. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Multisector Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
3.81%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”).
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their tightening monetary policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to spread sectors added to performance as credit spreads largely tightened. The Bloomberg U.S. Corporate
Bond Index posted a total return of 2.77% for the fiscal year, while the Bloomberg U.S. Corporate High Yield Index had a
6.23% total return. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 4.10% to 4.88%. The Fund’s general long duration
exposure was a detractor.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Barings LLC and
Barings International Investment Limited, a high-yield money manager, outperformed both its RIM-assigned benchmark
and the Fund’s benchmark, as a credit overweight and neutral duration position helped drive excess returns.
Voya Investment Management Co. LLC, a securitized money
manager, outperformed both its RIM-assigned benchmark
and the Fund’s benchmark. Securitized sectors contributed
positively to excess returns over the period, primarily in asset-
backed securities, commercial mortgage-backed securities and collateralized loan obligations. A longer duration positioning was a slight offset.
Marathon Asset Management, L.P, an emerging market debt
money manager, outperformed both its RIM-assigned benchmark
and the Fund’s benchmark. Excess return contributions came
from Latin America and Europe. Additionally, a slight lower
quality overweight was additive as lower quality emerging
market debt outperformed higher quality.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired exposures for the Fund.

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
344 Opportunistic Credit Fund
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed
the Fund’s benchmark and underperformed its RIM-assigned
benchmark (Bloomberg U.S. Corporates Investment Grade
Index). The strategy is a credit beta strategy with a lower active duration times spread than the Bloomberg U.S. Corporate Bond
Index, and underperformed with spreads tightening.
The U.S. High Yield Intelligent Credit positioning strategy, which screens securities based on value within the ICE BofA
US High Yield Index and purchases physical bonds that RIM
believes to be undervalued, outperformed the Fund’s benchmark for the fiscal year. The strategy benefitted from short active duration positioning and a yield advantage.
During the fiscal year, RIM also managed a strategy to gain
exposure to quasi-sovereign emerging markets debt. This
strategy outperformed both the Fund’s benchmark and its
RIM-assigned benchmark during the fiscal year, due to certain countries bouncing back (Ukraine, Argentina, Venezuela).
RIM also managed a U.S. Fallen Angels positioning strategy
that invests in recently downgraded bonds of U.S. issuers,
which tend to have lower prices. The strategy outperformed its
RIM-assigned benchmark for the fiscal year.
RIM also managed an E.U. Fallen Angels positioning strategy
that invests in recently downgraded bonds of European issuers.
The strategy slightly underperformed its RIM-assigned
benchmark but achieved positive total returns.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. The currency factor strategy contributed
positively, while the rates factor strategy underperformed. The currency factor strategy’s exposure to the emerging markets
carry factor strategy was positive, while an overweight to U.S.
in the rates value factor strategy detracted.
RIM also implemented tactical positioning strategies using
derivatives. These positioning strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend
duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In November 2022, RIM terminated DuPont Capital
Management Corporation as a money manager for the Fund.
Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Barings LLC and Barings International
Investment Limited Sector Specialist
Marathon Asset Management, L.P. Sector Specialist
Voya Investment Management Co. LLC Sector Specialist

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Opportunistic Credit Fund 345
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Universal Index (USD Hedged) measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
*** Opportunistic Credit Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s secondary benchmark. The Opportunistic Credit Linked Benchmark is a composite index consisting of 60% ICE BofA
Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index through December 31, 2018 and 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index
and 10% Bloomberg U.S. Corporate Investment Grade Index thereafter.
**** Opportunistic Credit Composite Index provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. The Opportunistic Credit Composite Index is a composite index consisting of 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index
and 10% Bloomberg U.S. Corporate Investment Grade Index.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
346 Opportunistic Credit Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 998.80 $ 1,020.16
Expenses Paid During Period* $ 5.04 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 994.50 $ 1,016.38
Expenses Paid During Period* $ 8.80 $ 8.89
* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,000.10 $ 1,021.68
Expenses Paid During Period* $ 3.53 $ 3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Opportunistic Credit Fund 347
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 999.90 $ 1,021.42
Expenses Paid During Period* $ 3.78 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 1,000.20 $ 1,021.83
Expenses Paid During Period* $ 3.38 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 88.6%
Asset-Backed Securities - 3.3%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 489
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 684 589
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 48
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 82 68
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 245 181
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 384 350
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 192 180
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 914 779
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 585 459
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 100 85
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,176 862
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 825 744
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 616 537
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 355 315
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 463 381
Marlette Funding Trust
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 474 469
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 173 154
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 66 58
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 225 190
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 255 197
Series 2021-1A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 12/20/46 (Þ) 643 480
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 383 275
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 174 156
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 305
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 968 895
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 352
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 429 408
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 501
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 789
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 381
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 366
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 754
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ)(Æ) 43 289
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 458
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 533 482
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 588 430
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 321 248
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 771 600
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 404 356
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 471 426
16,086
Corporate Bonds and Notes - 31.4%
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 311 302
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 438

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 275
5.125% due 03/01/30 (Þ) 851 645
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 441
8.250% due 04/15/31 (Þ) 338 329
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 643 487
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 153
Aircastle , Ltd.
4.250% due 06/15/26 101 95
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 291 273
3.500% due 03/15/29 (Þ) 351 299
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 453 414
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 259
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 157 151
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 438
Altria Group, Inc.
5.800% due 02/14/39 117 104
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 743 723
5.750% due 04/20/29 (Þ) 843 760
American Airlines Pass-Through Trust
Series A
4.100% due 01/15/28 361 321
American Builders & Contractors
Supply Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 833
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 326 244
Apache Corp.
5.100% due 09/01/40 140 109
4.750% due 04/15/43 118 83
5.350% due 07/01/49 210 153
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 316 242
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 325
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 172
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 08/15/27 (Þ) 361 262
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares Capital Corp.
4.250% due 03/01/25 6 6
3.250% due 07/15/25 156 146
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 664 671
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 322 318
AT&T, Inc.
3.500% due 06/01/41 153 102
AthenaHealth Group, Inc.
6.500% due 02/15/30 (Þ) 584 477
Avangrid , Inc.
3.200% due 04/15/25 99 95
Avantor , Inc.
4.625% due 07/15/28 (Þ) 358 319
Avnet, Inc.
4.625% due 04/15/26 500 479
3.000% due 05/15/31 500 378
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 288 265
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 162 153
Bath & Body Works, Inc.
6.950% due 03/01/33 140 121
6.750% due 07/01/36 152 131
Series WI
6.875% due 11/01/35 853 753
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 276
14.000% due 10/15/30 (Þ) 88 47
Berkshire Hathaway Finance Corp.
4.300% due 05/15/43 107 86
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 214
Series WI
1.570% due 01/15/26 168 152
1.650% due 01/15/27 16 14
BlackRock TCP Capital Corp.
2.850% due 02/09/26 170 153
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Ñ)(Þ) 311 259
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,195 1,068
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 156
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 830
Series WI
4.750% due 12/01/27 344 313
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 379 376
Brightsphere Investment Group, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 07/27/26 298 270
Brinker International, Inc.
8.250% due 07/15/30 (Þ) 621 600
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 148 102
Series WI
3.875% due 01/15/27 127 119
Buckeye Partners, LP
3.950% due 12/01/26 388 354
4.125% due 12/01/27 179 156
5.850% due 11/15/43 131 93
Builders FirstSource , Inc.
5.000% due 03/01/30 (Þ) 385 336
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 115 107
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 507 502
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 94 76
Carnival Corp.
7.625% due 03/01/26 (Þ) 222 216
5.750% due 03/01/27 (Þ) 1,197 1,069
6.000% due 05/01/29 (Þ) 1,366 1,154
7.000% due 08/15/29 (Þ) 79 77
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 547
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 818
Carrier Global Corp.
Series WI
2.493% due 02/15/27 149 133
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 356 328
6.375% due 09/01/29 (Þ) 68 62
4.750% due 03/01/30 (Þ) 758 625
4.250% due 01/15/34 (Þ) 1,628 1,176
Series DMTN
5.000% due 02/01/28 (Þ) 62 56
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 193 173
Celanese US Holdings LLC
6.379% due 07/15/32 985 925
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 170 166
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 580 439
6.125% due 04/01/30 (Þ) 340 132
5.250% due 05/15/30 (Þ) 200 142
4.750% due 02/15/31 (Þ) 419 281
Citigroup, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.887% due 01/10/28 (CME Term
SOFR 3 Month + 1.825%)(Ê) 163 151
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 57 51
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 427 375
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 163
8.750% due 04/15/30 (Þ) 883 704
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 247
3.625% due 10/01/31 (Þ) 220 150
Colt Merger Sub, Inc.
6.250% due 07/01/25 (Þ) 976 960
Comerica, Inc.
3.800% due 07/22/26 133 120
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 333 284
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 250 214
ConAgra Foods, Inc.
8.250% due 09/15/30 157 172
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 822
6.500% due 10/15/28 (Þ) 262 217
Constellation Brands, Inc.
3.500% due 05/09/27 128 118
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 247
CoreLogic , Inc.
4.500% due 05/01/28 (Þ) 311 246
Coty, Inc.
5.000% due 04/15/26 (Þ) 398 380
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 573 507
6.625% due 07/15/30 (Þ) 379 361
Covanta Holding Corp.
5.000% due 09/01/30 331 256
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 275
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 990
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 224 212
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 459
CSC Holdings LLC
4.625% due 12/01/30 (Þ) 743 377
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 242

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 983 964
5.750% due 02/15/28 (Þ) 402 361
CVS Health Corp.
5.125% due 07/20/45 127 101
DaVita, Inc.
4.625% due 06/01/30 (Þ) 472 370
Delta Air Lines, Inc.
3.750% due 10/28/29 (Ñ) 649 552
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 106
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,707
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 57 41
Series WI
5.875% due 11/15/24 100 92
7.750% due 07/01/26 892 598
7.375% due 07/01/28 225 127
5.125% due 06/01/29 218 112
DISH Network Corp.
11.750% due 11/15/27 (Þ) 453 449
Series NCD
3.375% due 08/15/26 389 199
DPL, Inc.
Series WI
4.350% due 04/15/29 148 121
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 145
DTE Energy Co.
2.850% due 10/01/26 85 78
EchoStar Corp.
Series WI
6.625% due 08/01/26 526 446
Edison International
5.750% due 06/15/27 153 150
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 337 325
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 71 76
Emergent BioSolutions , Inc.
3.875% due 08/15/28 (Þ) 311 122
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 221
Enbridge Energy Partners, LP
7.375% due 10/15/45 88 90
Energy Transfer, LP
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 896 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy Ventures Gom LLC / EnVen
Finance Corp.
11.750% due 04/15/26 (Þ) 285 295
EnLink Midstream LLC
5.375% due 06/01/29 9 8
EnLink Midstream Partners, LP
4.850% due 07/15/26 252 237
5.600% due 04/01/44 782 615
5.050% due 04/01/45 89 64
5.450% due 06/01/47 240 180
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 248
Enstar Group, Ltd.
4.950% due 06/01/29 84 77
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 623 558
Entegris , Inc.
5.950% due 06/15/30 (Þ) 627 574
EPR Properties Co.
4.500% due 04/01/25 77 74
4.750% due 12/15/26 99 90
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 59
4.500% due 01/15/29 (Þ) 217 190
7.500% due 06/01/30 (Þ) 313 307
4.750% due 01/15/31 (Þ) 195 164
Series 30Y
6.500% due 07/15/48 201 170
Equinix , Inc.
1.000% due 09/15/25 36 33
1.450% due 05/15/26 135 121
FactSet Research Systems, Inc.
2.900% due 03/01/27 51 46
Fifth Third Bancorp
1.707% due 11/01/27 (SOFR +
0.685%)(Ê) 165 141
FirstEnergy Corp.
2.050% due 03/01/25 61 57
Series B
3.900% due 07/15/27 685 634
2.250% due 09/01/30 58 45
Series C
7.375% due 11/15/31 65 70
4.850% due 07/15/47 246 204
3.400% due 03/01/50 374 226
Ford Holdings LLC
9.300% due 03/01/30 50 54
Ford Motor Co.
7.450% due 07/16/31 (Ñ) 178 180
4.750% due 01/15/43 574 399
7.400% due 11/01/46 87 82
5.291% due 12/08/46 550 400
Ford Motor Credit Co. LLC
4.687% due 06/09/25 150 145

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
352 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.542% due 08/01/26 152 143
4.271% due 01/09/27 100 93
3.815% due 11/02/27 144 128
5.113% due 05/03/29 436 397
7.200% due 06/10/30 1,012 1,011
Series GMTN
4.389% due 01/08/26 140 133
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 270
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 171 153
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 942 813
6.000% due 01/15/30 (Þ) 153 115
8.625% due 03/15/31 (Þ) 298 280
Series E
6.860% due 02/01/28 285 260
FS KKR Capital Corp.
3.250% due 07/15/27 59 51
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,279
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 322
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 755
Genesis Energy, LP / Genesis Energy
Finance Corp.
6.500% due 10/01/25 711 695
8.000% due 01/15/27 367 352
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 394
Genworth Holdings, Inc.
6.500% due 06/15/34 416 361
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,000 983
Global Marine, Inc.
7.000% due 06/01/28 338 283
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 926
Global Partners, LP / GLP Finance
Corp.
Series WI
6.875% due 01/15/29 282 249
Golden Entertainment, Inc.
7.625% due 04/15/26 (Þ) 242 242
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 177 163
Goldman Sachs Group, Inc. (The)
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 165 153
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 105
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 487 254
Graham Packaging Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 08/15/28 (Þ) 1,000 766
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 317
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 320
GrubHub , Inc.
5.500% due 07/01/27 (Þ) 320 235
GTCR W-2 Merger Sub LLC
7.500% due 01/15/31 (Þ) 521 514
Gulfport Energy Corp.
8.000% due 05/17/26 136 136
H.B. Fuller Co.
4.000% due 02/15/27 106 96
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 246
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,243 1,178
Hat Holdings I LLC
3.375% due 06/15/26 (Ñ)(Þ) 348 306
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 413
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 440 337
HCA, Inc.
4.500% due 02/15/27 175 166
5.625% due 09/01/28 699 676
3.500% due 09/01/30 1,500 1,241
Hecla Mining Co.
7.250% due 02/15/28 750 716
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 808 760
Hercules Capital, Inc.
3.375% due 01/20/27 174 152
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 —
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 531
5.750% due 02/01/29 (Þ) 194 175
6.000% due 02/01/31 (Þ) 258 226
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 330
HLF Financing SARL LLC / Herbalife
International, Inc.
4.875% due 06/01/29 (Þ) 192 131
Holdco LLC
6.625% due 10/15/29 (Þ) 657 533
Hologic , Inc.
4.625% due 02/01/28 (Þ) 325 296
Home Depot, Inc. (The)
5.875% due 12/16/36 104 103
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 313
Humana, Inc.
8.150% due 06/15/38 95 105

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Huntington Bancshares, Inc.
4.000% due 05/15/25 132 126
Huntsman International LLC
4.500% due 05/01/29 103 92
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
6.375% due 12/15/25 299 281
6.250% due 05/15/26 888 812
5.250% due 05/15/27 792 678
iHeartCommunications , Inc.
8.375% due 05/01/27 (Ñ) 384 235
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 196 177
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 264
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 245
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 390
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 794
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
5.500% due 01/15/30 498 455
3.625% due 01/15/32 653 502
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 666
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 93 89
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 260
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 105 89
KeyCorp.
4.700% due 01/26/26 147 137
Keysight Technologies, Inc.
4.600% due 04/06/27 134 128
KeySpan Gas East Corp
2.742% due 08/15/26 (Þ) 110 100
Kinder Morgan, Inc.
5.200% due 06/01/33 104 94
Kite Realty Group Trust
4.000% due 03/15/25 120 115
Kohl's Corp.
4.625% due 05/01/31 684 468
L3Harris Technologies, Inc.
5.400% due 01/15/27 108 106
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 239
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 297
Las Vegas Sands Corp.
2.900% due 06/25/25 312 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/18/26 91 83
3.900% due 08/08/29 329 284
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 502 454
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 154 154
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 49
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 194
8.000% due 04/15/26 (Þ) 1,098 1,071
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 773 699
11.000% due 10/15/30 (Þ) 902 849
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 717
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 211
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 590 398
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 135
6.125% due 03/15/32 (Þ) 177 146
4.500% due 12/15/34 253 170
6.375% due 03/15/37 257 191
4.300% due 02/15/43 218 120
Main Street Capital Corp.
3.000% due 07/14/26 172 152
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 142 134
MasTec , Inc.
4.500% due 08/15/28 (Ñ)(Þ) 1,750 1,535
Mattel, Inc.
3.375% due 04/01/26 (Þ) 190 175
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 1,518 1,422
9.250% due 04/15/27 (Þ) 807 672
McCormick & Co., Inc.
3.400% due 08/15/27 112 103
McDonald's Corp.
5.700% due 02/01/39 94 88
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 314 265
5.250% due 10/01/29 (Þ) 319 272
MGIC Investment Corp.
5.250% due 08/15/28 288 265
MGM Resorts International
5.500% due 04/15/27 476 444
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 333 282
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 151

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
354 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 491
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 200 197
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 259
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 215
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 163
3.875% due 11/15/30 (Þ) 360 294
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 161 151
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 291 247
MPLX, LP
Series 0005
4.125% due 03/01/27 176 165
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 240
MSCI, Inc.
4.000% due 11/15/29 (Þ) 231 199
Murphy Oil Corp.
7.050% due 05/01/29 107 105
4.750% due 09/15/29 317 281
5.875% due 12/01/42 492 378
Nabors Industries, Inc.
7.250% due 01/15/67 (Þ) 606 569
7.375% due 05/15/27 (Þ) 766 712
7.500% due 01/15/28 (Þ) 213 188
Series WI
5.750% due 02/01/25 122 118
National Fuel Gas Co.
5.200% due 07/15/25 177 174
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 329
Navient Corp.
Series MTN
5.625% due 08/01/33 482 326
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 405
9.750% due 07/15/28 (Þ) 575 574
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 280
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 99 91
Newell Brands, Inc.
4.200% due 04/01/26 714 674
5.375% due 04/01/36 239 187
News Corp.
3.875% due 05/15/29 (Þ) 330 282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27 174 153
NFP Corp.
7.500% due 10/01/30 (Þ) 317 300
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 770 752
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 174 174
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 272
Nordstrom, Inc.
5.000% due 01/15/44 1,037 623
Novelis Corp.
3.250% due 11/15/26 (Þ) 182 162
3.875% due 08/15/31 (Þ) 784 612
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 177 151
Occidental Petroleum Corp.
5.875% due 09/01/25 509 507
6.375% due 09/01/28 415 418
6.125% due 01/01/31 718 702
6.450% due 09/15/36 436 423
6.200% due 03/15/40 185 172
6.600% due 03/15/46 386 372
Office Properties Income Trust
4.500% due 02/01/25 567 485
2.650% due 06/15/26 85 56
Olympus Water US Holding Corp.
4.250% due 10/01/28 (Þ) 466 372
6.250% due 10/01/29 (Þ) 250 188
OneMain Finance Corp.
7.125% due 03/15/26 585 568
Oracle Corp.
3.650% due 03/25/41 147 100
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 318
Owens Corning
3.400% due 08/15/26 172 160
Owl Rock Capital Corp.
3.750% due 07/22/25 121 113
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 99 86
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 407 374
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 446 212
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 117 114
Penske Truck Leasing Co., LP / PTL
Finance Corp.
3.950% due 03/10/25 (Þ) 1 1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 07/15/25 (Þ) 158 152
Pentair PLC
5.900% due 07/15/32 500 475
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 340
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 752
PG&E Corp.
5.250% due 07/01/30 199 174
Pike Corp.
5.500% due 09/01/28 (Þ) 991 848
Polar US Borrower LLC / Schenectady
International Group, Inc.
6.750% due 05/15/26 (Þ) 50 22
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 165
5.000% due 10/01/29 (Þ) 991 658
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 629 595
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 265 246
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 653
Progress Energy, Inc.
7.750% due 03/01/31 51 54
Prospect Capital Corp.
3.364% due 11/15/26 131 113
Provident Funding Associates, LP /
PFG Finance Corp.
6.375% due 06/15/25 (Þ) 223 198
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 103 90
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 285
Radian Group, Inc.
4.875% due 03/15/27 163 151
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 609 229
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 608
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 895 821
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health,
Inc.
9.750% due 12/01/26 (Þ) 43 40
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 282 217
4.625% due 04/06/31 (Þ) 101 71
Series REGS
4.625% due 04/16/29 (Þ) 318 244
RHP Hotel Properties, LP
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 10/15/27 330 300
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 157
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 252
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 546
6.875% due 04/15/40 (Þ) 150 125
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 264
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 486 459
5.375% due 07/15/27 (Þ) 508 468
7.500% due 10/15/27 222 219
3.700% due 03/15/28 259 221
5.500% due 04/01/28 (Þ) 327 298
8.250% due 01/15/29 (Þ) 659 676
RP Escrow Issuer LLC
5.250% due 12/15/25 (Ñ)(Þ) 826 589
RR Donnelley & Sons Co.
9.750% due 07/31/28 (Þ) 325 319
Safeway, Inc.
7.250% due 02/01/31 243 244
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 108
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 331
Seagate HDD Cayman
4.750% due 01/01/25 353 345
4.875% due 06/01/27 409 384
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 200 188
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 116
Service Properties Trust
4.500% due 03/15/25 145 135
7.500% due 09/15/25 375 364
4.750% due 10/01/26 147 125
4.950% due 02/15/27 147 122
5.500% due 12/15/27 186 157
3.950% due 01/15/28 170 127
4.950% due 10/01/29 109 79
4.375% due 02/15/30 225 155
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 271
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 562 504
5.500% due 07/01/29 (Þ) 163 144
3.875% due 09/01/31 (Þ) 321 242
Sixth Street Specialty Lending, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
356 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/01/26 173 153
Sonic Automotive, Inc.
4.625% due 11/15/29 (Ñ)(Þ) 45 37
4.875% due 11/15/31 (Þ) 826 658
Sonoco Products Co.
2.250% due 02/01/27 173 152
Southern Co. (The)
3.250% due 07/01/26 83 78
Spectra Energy Partners, LP
3.375% due 10/15/26 99 92
Spirit AeroSystems , Inc.
4.600% due 06/15/28 (Ñ) 422 334
Sprint Capital Corp.
6.875% due 11/15/28 561 575
8.750% due 03/15/32 184 207
Sprint LLC
7.625% due 03/01/26 414 425
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 257
Staples, Inc.
7.500% due 04/15/26 (Þ) 625 510
10.750% due 04/15/27 (Þ) 358 197
Starbucks Corp.
3.750% due 12/01/47 74 50
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 204
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 286
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 128
Sugarhouse HSP Gaming Prop Mezz ,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 798
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 174 160
Sysco Corp.
3.250% due 07/15/27 114 104
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 806
Tallgrass Energy Partners, LP /
Tallgrass Energy Finance Corp.
7.500% due 10/01/25 (Þ) 326 321
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 831 733
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 283
Tenet Healthcare Corp.
5.125% due 11/01/27 311 287
6.125% due 10/01/28 350 325
6.875% due 11/15/31 139 128
Texas Capital Bancshares, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 238
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 101 92
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 89 93
Time Warner Cable LLC
6.750% due 06/15/39 114 99
T-Mobile USA, Inc.
3.375% due 04/15/29 662 576
Toledo Hospital (The)
6.015% due 11/15/48 346 231
Series B
5.325% due 11/15/28 185 142
TransDigm , Inc.
6.250% due 03/15/26 (Þ) 869 849
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 35 35
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 193 194
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 491
7.500% due 01/15/26 (Þ) 202 193
8.000% due 02/01/27 (Þ) 112 105
8.750% due 02/15/30 (Þ) 698 696
7.500% due 04/15/31 308 249
9.350% due 12/15/41 212 173
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 377 366
Series WI
7.750% due 08/15/25 (Ñ) 866 823
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 132 126
Twilio , Inc.
3.875% due 03/15/31 350 279
Tyson Foods, Inc.
3.550% due 06/02/27 128 118
Uber Technologies, Inc.
4.500% due 08/15/29 (Þ) 554 489
United Rentals NA, Inc.
3.875% due 11/15/27 255 234
3.875% due 02/15/31 445 366
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 235
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 269 246
8.000% due 08/15/28 (Þ) 272 257
Unum Group
5.750% due 08/15/42 91 75
US Bancorp
4.548% due 07/22/28 (SOFR +
1.660%)(Ê) 111 103
US Foods, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/15/29 (Þ) 382 337
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 196
4.125% due 08/15/31 (Þ) 567 456
3.875% due 11/01/33 (Þ) 470 355
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 950
Verizon Communications, Inc.
3.000% due 03/22/27 31 28
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 163 147
Viking Cruises, Ltd.
7.000% due 02/15/29 (Þ) 934 845
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 104 102
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 191 150
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,210 1,223
Webster Financial Corp.
4.100% due 03/25/29 109 90
Wells Fargo & Co.
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 161 152
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 70 53
Western Midstream Operating, LP
5.450% due 04/01/44 215 165
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 183 174
Williams Cos., Inc. (The)
3.750% due 06/15/27 128 118
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 269
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 241
Wyndham Destinations, Inc.
5.750% due 04/01/27 323 302
Xerox Corp.
6.750% due 12/15/39 118 77
XPO CNW, Inc.
6.700% due 05/01/34 251 232
XPO, Inc.
6.250% due 06/01/28 (Þ) 155 149
Yum! Brands, Inc.
3.625% due 03/15/31 458 372
6.875% due 11/15/37 207 204
154,348
International Debt - 27.4%
1011778 B.C. Unltd . Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 755 732
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 249
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 94 90
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 (Þ) 200 170
1.700% due 03/02/31 (Þ) 352 274
3.125% due 09/30/49 (Þ) 477 292
3.000% due 09/15/51 (Þ) 430 254
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 494
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 120 98
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 1,002 731
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 800 731
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 135 124
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 222
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 1,005 781
Apidos CLO XXXI
Series 2021-31A Class CR
7.556% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,118
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,532
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 (Þ) EUR 650 593
4.750% due 07/15/27 (Þ) GBP 100 85
Argentine Republic Government
International Bond
1.000% due 07/09/29 575 153
4.875% due 07/09/29 (~)(Ê) 1,934 504
1.750% due 07/09/30 (~)(Ê) 155 43
Armenia Republic Government
International Bond
Series REGS
3.600% due 02/02/31 (Þ) 200 147
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 99
5.500% due 08/11/32 (Þ) 438 392
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 246
Avation Capital SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
358 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 10/31/26 (Þ) 316 270
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 535 475
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 233 223
Series REGS
7.750% due 04/18/35 (Þ) 200 192
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 291 295
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 713 653
Bank of Nova Scotia (The)
4.500% due 12/16/25 123 119
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 48
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 209
Barclays PLC
5.200% due 05/12/26 180 172
BAT Capital Corp.
4.700% due 04/02/27 150 143
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 237 235
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 124 119
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
7.827% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 491
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 973
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 79 77
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 120 107
4.625% due 03/13/27 (Þ) 62 58
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 100
BP Capital Markets PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 184 175
Braskem Netherlands Finance BV
8.500% due 01/12/31 (Þ) 370 346
7.250% due 02/13/33 (Þ) 214 185
Brazil Government International Bond
6.000% due 10/20/33 227 210
4.750% due 01/14/50 1,382 922
Brookfield Finance, Inc.
4.700% due 09/20/47 123 91
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 280
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 608
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 177 162
Canadian Pacific Railway Co.
6.125% due 09/15/15 97 87
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 498
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 962
Carnival Corp.
1.000% due 10/28/29 EUR 350 226
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 268
CBB International Sukuk Programme
Company
Series REGS
3.875% due 05/18/29 (Þ) 1,374 1,168
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 243
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 28 25
Cencosud SA
5.150% due 02/12/25 (Þ) 25 25
4.375% due 07/17/27 (Þ) 87 80
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 800 555
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 316
CGI, Inc.
Series WI
1.450% due 09/14/26 199 175
Chile Government International Bond
2.550% due 07/27/33 630 472

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 01/05/36 1,663 1,476
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 987 900
CI Financial Corp.
3.200% due 12/17/30 120 88
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.964% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 493
CIFC LLC
Series 2021-2A Class CR
7.764% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 979
Colombia Government International
Bond
8.000% due 04/20/33 1,077 1,052
7.500% due 02/02/34 617 577
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 793
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 348 315
5.625% due 10/15/28 (Þ) 995 818
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 381
Corp. Nacional del Cobre de Chile
5.950% due 01/08/34 (Þ) 510 474
Series REGS
3.150% due 01/15/51 (Þ) 837 438
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 689 655
Credit Agricole SA
4.375% due 03/17/25 (Þ) 146 141
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 129 120
Credit Suisse AG
2.950% due 04/09/25 161 153
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 745 779
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 176 153
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 176 173
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 1,465 1,405
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 468
Ecopetrol SA
8.625% due 01/19/29 185 185
7.375% due 09/18/43 887 705
5.875% due 05/28/45 1 1
5.875% due 11/02/51 120 75
Ecuador Government International
Bond
Series REGS
5.500% due 07/31/30 (~)(Ê)(Þ) 1,316 498
6.900% due 07/31/35 (~)(Ê)(Þ) 346 175
EDO Sukuk , Ltd.
5.875% due 09/21/33 (Þ) 471 451
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,682 959
7.300% due 09/30/33 (Þ) 200 110
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 300 220
Electricite de France SA
Series REGS
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 205
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 151 150
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 800 833
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)
(ƒ)(Þ) 656 641
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 436
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 538 354
Enbridge, Inc.
4.250% due 12/01/26 158 150
Enel Finance International NV
1.375% due 07/12/26 (Þ) 177 156
7.100% due 10/14/27 (Þ) 89 91
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 250 208
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 305 267
Series REGS
8.450% due 08/10/28 (Þ) 616 583
Export-Import Bank of China

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
360 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/28/47 (Þ) 267 204
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 500 384
F- Brasile SpA / F- Brasile US LLC
Series XR
7.375% due 08/15/26 (Ñ)(Þ) 316 294
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 234 187
Finance Department Government of
Sharjah
6.500% due 11/23/32 (Þ) 200 194
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 164
6.875% due 03/01/26 (Þ) 366 321
8.625% due 06/01/31 (Þ) 1,372 1,158
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 800 805
2.386% due 02/17/26 EUR 750 752
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 460 371
Fortis, Inc.
Series WI
3.055% due 10/04/26 167 153
Franshion Brilliant, Ltd.
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ)(Þ) 488 486
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 235 163
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 161
Gaci First Investment Co.
4.875% due 02/14/35 (Þ) 200 176
5.125% due 02/14/53 (Þ) 400 308
Galaxy Pipeline Assets Bidco , Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 942 695
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 774
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 585 497
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 401
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 154
Series REGS
8.625% due 04/07/34 (~)(Ê)(Ø)(Þ)
(Æ) 649 273
7.875% due 02/11/35 (~)(Ê)(Þ) 200 85
goeasy , Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 05/01/26 (Ñ)(Þ) 306 276
Greenland Global Investment, Ltd.
6.125% due 04/22/29 (Þ) 762 50
5.875% due 07/03/30 (Ø)(Þ)(Æ) 457 28
Guatemala Government International
Bond
7.050% due 10/04/32 (Þ) 247 241
6.600% due 06/13/36 (Þ) 628 580
Series REGS
5.250% due 08/10/29 (Þ) 200 181
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,067 1,040
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 188 175
HTA Group, Ltd.
7.000% due 12/18/25 (Þ) 414 400
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 173
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 234 232
6.750% due 09/25/52 (Þ) 200 185
Series REGS
6.125% due 05/22/28 (Þ) 675 669
3.125% due 09/21/51 (Þ) 347 185
6.750% due 09/25/52 (Þ) 200 185
Indonesia Government International
Bond
4.550% due 01/11/28 693 666
3.550% due 03/31/32 989 832
4.850% due 01/11/33 400 374
5.650% due 01/11/53 1,037 949
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 103 94
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 158 152
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 761 592
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 16 16
Intesa Sanpaolo SpA
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 170
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 247 205
Israel Government International Bond
4.500% due 01/17/33 326 287
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 257
Ivory Coast Government International
Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 194 173
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 372 346
Series REGS
7.375% due 10/10/47 (Þ) 293 221
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 481 396
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 (Þ) 378 275
5.750% due 04/19/47 (Þ) 216 160
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 104 105
KCA Deutag UK Finance PLC
Series IAI
14.299% due 12/01/25 (SOFR +
9.000%)(Ê) 147 148
Series REGS
9.875% due 12/01/25 (Þ) 293 294
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 590 544
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 326 314
Kinross Gold Corp.
6.250% due 07/15/33 (Þ) 800 762
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (~)(Ê)(Þ) 701 340
KSA Sukuk , Ltd.
4.274% due 05/22/29 (Þ) 1,844 1,733
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 466
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 482
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Ø)(Þ)(Æ) 500 30
Series REGS
6.650% due 11/03/28 (Ø)(Þ)(Æ) 1,158 73
Lloyds Banking Group PLC
4.650% due 03/24/26 151 143
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 16 14
Macquarie Airfinance Holdings, Ltd.
8.125% due 03/30/29 (Þ) 261 257
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 247
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 100
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 166
4.625% due 03/01/30 (Þ) 627 512
MDGH GMTN RSC, Ltd.
5.875% due 05/01/34 (Þ) 428 423
Series REGS
5.500% due 04/28/33 (Þ) 243 236
Methanex Corp.
5.250% due 12/15/29 374 331
Mexico City Airport Trust
Series REGS
5.500% due 10/31/46 (Þ) 380 272
5.500% due 07/31/47 (Þ) 225 161
Mexico Government International Bond
2.659% due 05/24/31 620 483
6.338% due 05/04/53 200 175
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 469
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 166 153
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 200 167
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 532 521
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 728 567
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 (Þ) 319 320
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 189
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 155 152
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 83 76
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.627% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 489
Nigeria Government International Bond
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
362 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 03/24/29 (Þ) 591 517
7.375% due 09/28/33 (Þ) 920 691
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 228
Nokia OYJ
4.375% due 06/12/27 165 153
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 90
OCP CLO, Ltd.
Series 2022-24A Class C
7.966% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 490
OCP SA
Series REGS
4.500% due 10/22/25 (Þ) 343 328
6.875% due 04/25/44 (Þ) 200 164
6.875% due 04/25/44 126 103
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.756% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 974
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 241
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 490
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 266
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 632 635
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) EUR 170 129
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 950 959
7.000% due 01/25/51 (Þ) 489 449
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 516 483
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 1,138 1,112
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 584 494
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 316
Open Text Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 02/15/30 (Þ) 262 217
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 417
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 143 131
Pakistan Government International
Bond
Series REGS
8.250% due 09/30/25 (Þ) 200 142
6.875% due 12/05/27 (Þ) 500 264
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 1,537 655
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,224
Panama Government International
Bond
6.400% due 02/14/35 1,001 918
6.853% due 03/28/54 1,188 1,024
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 520 479
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 212
Peruvian Government International
Bond
2.783% due 01/23/31 1,171 937
3.300% due 03/11/41 115 76
3.230% due 07/28/21 292 147
Petrobras Global Finance BV
6.850% due 06/05/15 667 563
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø)(Þ)(Æ) 1,000 133
Series REGS
6.000% due 11/15/26 (Ø)(Þ)(Æ) 3,986 496
5.500% due 04/12/37 (Ø)(Þ)(Æ) 2,150 275
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,788 978
Petroleos Mexicanos
6.625% due 06/15/38 2,164 1,328
Series REGS
6.625% due 09/29/49 (ƒ)(Þ)(~)(Ê) 1,328 716
Series WI
6.700% due 02/16/32 118 87
10.000% due 02/07/33 1,179 1,043
6.750% due 09/21/47 1,492 845
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,674 1,305
3.404% due 04/28/61 (Þ) 200 117
Philippine Government International
Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.170% due 10/13/27 210 206
1.950% due 01/06/32 1,084 811
5.000% due 07/17/33 803 757
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 (Þ) 607 614
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 (Ø)(Æ) 1,240 12
Prosus NV
3.680% due 01/21/30 (Þ) 142 113
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 343
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 324 314
3.750% due 04/16/30 (Þ) 393 359
4.817% due 03/14/49 (Þ) 674 551
4.400% due 04/16/50 (Þ) 383 295
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 1,483 1,158
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 505
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 300
Republic of El Salvador Government
International Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 118
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 550 475
Republic of Poland Government
International Bond
5.500% due 11/16/27 513 515
4.875% due 10/04/33 116 107
5.500% due 04/04/53 674 594
Republic of Slovenia Government
International Bond
5.000% due 09/19/33 (Þ) 393 373
Republic of South Africa Government
International Bond
5.875% due 04/20/32 933 787
5.750% due 09/30/49 400 259
Republic of Uzbekistan International
Bond
7.850% due 10/12/28 (Þ) 209 208
Rogers Communications, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 250 220
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 424 396
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 456 453
7.625% due 01/17/53 (Þ) 244 240
Series REGS
5.250% due 11/25/27 (Þ) 238 230
7.625% due 01/17/53 (Þ) 278 273
SA Global Sukuk , Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 627 507
Saudi Arabian Oil Co.
Series REGS
4.250% due 04/16/39 (Þ) 619 484
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 450 403
5.500% due 04/08/44 51 46
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 468 370
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 912
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 165
Serbia Government International Bond
6.500% due 09/26/33 (Þ) 209 197
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 366 401
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 101 91
Societe Generale SA
4.250% due 04/14/25 (Þ) 86 82
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 95 83
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 180 180
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 498
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 1,064 529

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
364 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 171 152
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 381
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 553 512
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 531 517
Suncor Energy, Inc.
7.150% due 02/01/32 93 96
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,273 1,086
Swedbank AB
5.472% due 06/15/26 (Þ) 96 94
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 480
Tacora Resources, Inc.
8.250% due 05/15/26 (~)(Ê)(Þ) 399 218
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 617 574
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 287
Telecom Italia Capital SA
6.375% due 11/15/33 788 672
6.000% due 09/30/34 244 201
7.200% due 07/18/36 228 197
7.721% due 06/04/38 281 248
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 760 647
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 166 153
TransAlta Corp.
6.500% due 03/15/40 243 214
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 122 103
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 345
Series REGS
8.250% due 02/06/28 (Þ) 606 573
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 299
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 134 119
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 390 325
Turkey Government International Bond
9.125% due 07/13/30 1,058 1,057
5.950% due 01/15/31 721 606
Turkiye Ihracat Kredi Bankasi AS
9.375% due 01/31/26 (Þ) 200 203
9.000% due 01/28/27 (Þ) 321 321
Series REGS
5.750% due 07/06/26 (Þ) 449 419
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 199 176
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 642
Ukraine Government International
Bond
Series GDP
0.750% due 08/01/41 (~)(Ê)(Þ) 195 81
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 230 66
7.253% due 03/15/35 (~)(Ê)(Þ) 1,932 483
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê)(Þ) 652 338
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 192 176
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 190
Uruguay Government International
Bond
5.750% due 10/28/34 741 742
5.100% due 06/18/50 124 107
4.975% due 04/20/55 452 378
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 (Þ) 700 661
Var Energi ASA
7.500% due 01/15/28 (Þ) 170 174
Venture 33 CLO, Ltd.
7.936% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 952
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 800 774
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Š)(Þ) 714 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 90
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 24 23
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 189
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Ê)(Ø)(Þ)
(ƒ)(Æ) 269 145
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 187 180
134,649
Mortgage-Backed Securities - 13.9%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 90 82
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 532
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 94
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,560 105
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 429
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,941 117
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 629
BX Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 175 166
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 1,000 940
Series 2023-DELC Class A
7.690% due 06/15/38 (CME Term
SOFR 1 Month + 2.690%)(Ê)(Þ) 250 250
BXSC Commercial Mortgage Trust
Series 2022-WSS Class B
7.403% due 03/15/35 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 500 492
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,545
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,712 449
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 76 64
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 485 406
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 127 106
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 351 306
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 208 180
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 43 39
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 760 541
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 378 269
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 394 322
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 76
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 186
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 257
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,229 85
Series 2023-SMRT Class C
6.048% due 06/10/28 (~)(Ê)(Þ) 500 469
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 570 406
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 488 347
Commercial Mortgage Trust
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 590
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,349
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 698

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
366 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 76
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 754
Deephaven Residential Mortgage Trust
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 668 603
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 168 152
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 434 390
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 32 32
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,196
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 131 131
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,128
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 133 110
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 445 394
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 88 77
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA1 Class B1
2.450% due 01/25/50 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 250 251
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 195 197
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 818 818
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 907 896
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,202
Series 2022-DNA6 Class M1B
9.015% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 210
Series 2022-HQA1 Class M1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,131
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ)(Æ) 1,450 1,087
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,883 29
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 9
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,083 14
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Ê)(Þ)(Æ) 200 175
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 (Þ)(Æ) 1,000 703
2.420% due 09/27/51 (~)(Ê)(Þ) 415 299
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ)(Æ) 837 577
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ)(Æ) 1,258 838
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ)(Æ) 1,500 1,014
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ)(Æ) 905 594
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 280
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 257
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 162
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 278
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ)(Æ) 384 336
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 680
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 479
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 433 324
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 246 225

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 251 216
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 304 216
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 246 221
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 199 181
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 251 213
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ)(Æ) 3,000 1,318
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 3,659 142
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 900 741
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 902 696
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 899 640
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 789 562
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 375 247
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 497
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 833 595
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,021 727
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 475 315
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 492
Series 2023-SHIP Class C
5.689% due 09/06/26 (~)(Ê)(Þ) 500 477
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 438 408
JPMorgan Commercial Mortgage
Securities Trust
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 286
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 506
Series 2015-C27 Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,556 25
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 189
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 927
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 563 549
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 72 61
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 777 625
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 255 217
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 28 25
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 24 22
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 362 278
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 61 50
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 658 609
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 60 58
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 155 129
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 347 290
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 417 330
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 176 140
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 311 221
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 230 164
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 453 337
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 740 710
Series 2023-8 Class B3
6.356% due 02/25/54 (~)(Ê)(Þ) 999 884
KIND Trust
Series 2021-KIND Class D
6.759% due 08/15/38 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 258 242
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 884 753
MHP
Series 2021-STOR Class F

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
368 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 474
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 207
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 390
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 154
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,429 69
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 226
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,207 318
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,511 157
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,501 91
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 69
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 111 92
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 875
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 460 424
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 202 158
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 233
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,161
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 989
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,470
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Þ)(Æ) 450 350
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ)(Æ) 560 412
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 57 48
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 872 731
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 56 50
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 499 355
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,286
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,069
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 781 556
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 620
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 507 404
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 247 227
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 194 158
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,603 29
Series 2016-LC25 Class A4
3.640% due 12/15/59 1,000 923
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,868 179
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 244
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,044 125
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 20 16
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 167 130
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 223 172
Series 2021-1 Class A17

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 12/25/50 (~)(Ê)(Þ) 747 532
WFRBS Commercial Mortgage Trust
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,548
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 152 108
68,429
Non-US Bonds - 12.6%
Accor SA
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.252%)(Ê)(ƒ)(Þ) EUR 800 804
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 107
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 (Þ) EUR 400 401
ADO Properties SA
Series 1-15
1.500% due 07/31/25 (~)(Ê)(Þ) EUR 200 159
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 (Þ) EUR 335 335
ams AG
1.000% due 03/05/25 EUR 1,000 931
Anarafe SL
Series REGS
15.705% due 03/31/26 (~)(Ê)(Þ) EUR 496 257
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 (Þ) EUR 160 151
8.965% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 200 208
Atos SE
2.500% due 11/07/28 (Þ) EUR 800 422
1.000% due 11/12/29 (Þ) EUR 400 187
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 (Þ) EUR 200 187
Atrium Finance PLC
2.625% due 09/05/27 (Þ) EUR 500 391
Azelis Finance NV
Series REGS
5.750% due 03/15/28 (Þ) EUR 200 212
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 600 569
Banco de Sabadell SA
1.125% due 03/27/25 (Þ) EUR 500 503
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 1,000 1,044
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 300 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 1,200 1,105
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 400 386
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 200 194
Bundesrepublik Deutschland
Bundesanleihe
Series 10Y
2.600% due 08/15/33 (Þ) EUR 100 104
Buoni del Tesoro Poliennali Bonds
Series 5Y
3.492% due 04/01/26 EUR 330 319
Canary Wharf Group Investment
Holdings PLC
Series REGS
2.625% due 04/23/25 (Þ) GBP 210 225
1.750% due 04/07/26 (Þ) EUR 300 245
Castor SpA
Series REGS
9.095% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 238 235
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 500 389
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 5 Year Rate + 3.861%)(Ê)
(Þ) GBP 200 233
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 245 255
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 300 279
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 550 521
6.250% due 04/01/28 (Þ) GBP 400 426
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 630 514
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 500 514
Series EMTN
4.000% due 03/30/27 (Þ) EUR 514 528
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 460 432
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 210 244

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
370 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 171
5.876% due 08/28/27 (Þ) GBP 140 166
6.136% due 08/28/31 (Þ) GBP 140 162
Series REGS
4.875% due 08/28/25 (Þ) GBP 275 312
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 276
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 475 420
Dufry One BV
0.750% due 03/30/26 (Þ) CHF 200 199
3.625% due 04/15/26 (Þ) CHF 600 640
3.375% due 04/15/28 (Þ) EUR 150 141
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê)(Þ) EUR 300 294
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 300 303
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 400 346
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 355
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 650
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 224
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 600 600
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 650 670
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 700 645
2.045% due 10/09/28 (Þ) EUR 500 426
1.816% due 03/02/31 (Þ) EUR 400 303
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 360 343
Explorer II AS
3.375% due 02/24/25 EUR 428 393
Faurecia SE
7.250% due 06/15/26 (Þ) EUR 125 136
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 (Þ) GBP 300 336
GKN Holdings, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 05/12/32 (Þ) GBP 200 203
Globalworth Real Estate Investments,
Ltd.
2.950% due 07/29/26 (Þ) EUR 230 187
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 285 251
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 400 435
Iliad SA
5.625% due 02/15/30 (Þ) EUR 400 406
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 (Þ) EUR 439 411
INEOS Finance PLC
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 104
INEOS Quattro Finance 2 PLC
Series REGS
2.500% due 01/15/26 (Þ) EUR 250 246
International Consolidated Airlines
Group SA
1.500% due 07/04/27 (Þ) EUR 400 369
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 600 616
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ)(Þ) EUR 600 617
Italy Buoni Poliennali Del Tesoro
1.700% due 09/01/51 EUR 200 109
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 975 916
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 550 521
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 465 451
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 404
Marcolin SpA
Series REGS
6.125% due 11/15/26 (Þ) EUR 200 198
Marks & Spencer PLC
4.750% due 06/12/25 (Þ) GBP 200 241
3.250% due 07/10/27 (Þ) GBP 400 449
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 300 258
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 345 349
Motion Bondco Designated Activity
Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 11/15/27 (Þ) EUR 300 270
Mundys SpA
1.625% due 02/03/25 (Þ) EUR 200 202
1.875% due 07/13/27 (Þ) EUR 300 280
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 12 Year Rate + 3.480%)
(Ê)(Þ) GBP 200 232
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.141%)(Ê)(Þ) EUR 900 908
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 500 452
NH Hotel Group SA
Series REGS
4.000% due 07/02/26 (Þ) EUR 250 251
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 350 331
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 1,000 867
Series REGS
3.875% due 10/08/26 (Þ) GBP 300 285
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 900 925
Parts Europe SA
Series REGS
7.993% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 250 264
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 500 584
6.625% due 01/16/34 GBP 200 213
Petroleos Mexicanos
3.625% due 11/24/25 (Þ) EUR 100 95
4.875% due 02/21/28 (Þ) EUR 250 212
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,500 1,195
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 535 536
Renault SA
1.250% due 06/24/25 (Þ) EUR 600 596
1.000% due 11/28/25 (Þ) EUR 430 425
2.000% due 09/28/26 (Þ) EUR 200 194
1.125% due 10/04/27 (Þ) EUR 200 183
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 890
1.625% due 05/09/28 (Þ) EUR 200 180
Series REGS
5.750% due 10/15/27 (Þ) GBP 300 344
RWE AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê)(Þ) EUR 130 134
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ)(Þ) EUR 550 532
Samhallsbyggnadsbolaget i Norden AB
1.750% due 01/14/25 (Þ) EUR 200 182
1.125% due 11/26/29 (Þ) EUR 500 288
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 420 416
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 451 379
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø)(Þ) EUR 242 247
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 889 984
Telecom Italia SpA
5.250% due 03/17/55 EUR 300 246
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 300 277
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 400 397
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 269
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 500 453
1.625% due 10/15/28 (Þ) EUR 1,100 908
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 667 551
Travelex Issuerco , Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,156 3,092
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 120
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 300 272
3.625% due 02/15/28 (Þ) EUR 300 261
4.625% due 08/15/28 (Þ) EUR 300 265
Valeo SA
1.625% due 03/18/26 (Þ) EUR 300 297
Series EMTN
1.500% due 06/18/25 (Þ) EUR 500 503

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
372 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Veolia Environnement SA
1.625% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.151%)(Ê)(ƒ)(Þ) EUR 400 371
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 275 293
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 925 843
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 350 356
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 300 301
4.500% due 07/15/31 (Þ) GBP 250 236
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 400 389
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 5 Year Rate + 3.267%)(Ê)
(Þ) GBP 500 574
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 850 725
Volkswagen Group of America Finance
LLC
4.625% due 03/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 2.967%)(Ê)(ƒ)(Þ) EUR 700 700
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 91
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 214
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 182
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 278
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 500 426
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 800 736
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 400 388
2.500% due 10/23/27 (Þ) EUR 700 650
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 03/13/29 (Þ) EUR 300 315
3.000% due 10/23/29 (Þ) EUR 700 620
ZF NA Capital, Inc.
3.750% due 09/21/28 (Þ) EUR 300 285
61,543
Total Long-Term Fixed
Income Investments
(cost $493,942) 435,055
Common Stocks - 1.3%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
184
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.7%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,318
Producer Durables - 0.6%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL(Æ) 2,318
—
Kelly Topco, Ltd.(Æ) 2,574
140
Real Alloy(Æ)(Š) 39
2,784
2,924
Total Common Stocks
(cost $6,135) 6,426
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco , Ltd.(Æ)
2025 Warrants 675 34
Total Warrants and Rights
(cost $—) 34
Short-Term Investments - 7.1%
China Government International Bond
Series REGS
0.750% due 10/26/24 (Þ) 200 191

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ) 942 330
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 (Þ) 200 198
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,333 2,108
Howmet Aerospace, Inc.
5.125% due 10/01/24 184 182
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 806
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 (Þ) 200 189
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 401 397
Occidental Petroleum Corp.
6.950% due 07/01/24 94 94
OneMain Finance Corp.
6.125% due 03/15/24 400 399
Oschadbank Via SSB #1 PLC
12.700% due 01/19/24 (USD 6
Month LIBOR + 6.875%)(Ê)(Þ) 175 58
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Ø)(Þ)(Æ) 8,000 1,016
Radian Group, Inc.
4.500% due 10/01/24 237 231
RZD Capital PLC
7.900% due 10/19/24 (~)(Ê)(Ø)(Þ)
(Æ)(Š) RUB 115,000 —
U.S. Cash Management Fund(@) 26,204,255(∞) 26,196
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,225
Total Short-Term Investments
(cost $44,132) 34,620
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 5,439,403 (∞) 5,439
Total Other Securities
(cost $5,439) 5,439
Total Investments - 98.1%
(identified cost $549,945) 481,574
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.9%
9,294
Net Assets - 100.0%
490,868

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
374 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
70.5%
1011778 B.C. Unltd . Liability Co. / New Red Finance, Inc. 07/06/21 480,000 98.01 470
393
1375209 BC, Ltd. 11/18/20 755,000 100.24 757
732
180 Medical, Inc. 09/30/21 300,000 100.00 300
249
ABN AMRO Bank NV 07/08/20 94,000 106.04 100
90
Abu Dhabi Government International Bond 09/21/22 352,000 84.19 296
274
Abu Dhabi Government International Bond 11/02/22 477,000 71.68 342
292
Abu Dhabi Government International Bond 08/03/23 430,000 68.12 293
254
Abu Dhabi Government International Bond 10/04/23 200,000 85.85 172
170
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.55 504
494
Accor SA 01/20/23 EUR 800,000 99.24 794
804
Accor SA 10/04/23 EUR 100,000 104.99 105
107
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,496 98.30 646
489
Acrisure LLC / Acrisure Finance, Inc. 05/03/23 311,000 96.35 300
302
ACS Actividades de Construccion y Servicios SA 03/29/21 EUR 400,000 114.01 456
401
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
438
AdaptHealth LLC 01/28/21 368,000 101.89 375
275
AdaptHealth LLC 08/12/21 851,000 99.70 848
645
Adient Global Holdings, Ltd. 11/10/21 474,000 101.07 479
441
Adient Global Holdings, Ltd. 02/28/23 338,000 100.00 338
329
ADO Properties SA 06/01/23 EUR 200,000 89.24 178
159
AES Panama Generation Holdings SRL 07/06/22 119,917 88.08 106
98
African Export-Import Bank (The) 07/26/22 643,000 82.86 533
487
Agua y Saneamientos Argentinos SA 10/16/19 1,001,612 88.21 884
731
AHP Health Partners, Inc. 08/16/21 186,000 100.66 187
153
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 97.08 282
273
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 351,000 89.18 313
299
Albion Finance, Ltd. 10/15/21 EUR 335,000 116.03 389
335
Albion Financing 2 SARL 10/15/21 800,000 100.00 800
731
Alimentation Couche-Tard, Inc. 09/24/18 135,000 97.20 131
124
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 453,000 91.99 417
414
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.77 276
259
Alta Equipment Group, Inc. 03/24/21 490,000 101.20 496
438
Altice France Holding SA 04/20/22 324,000 89.81 291
222
American Airlines Group, Inc. 03/10/21 743,333 100.00 743
723
American Airlines Group, Inc. 03/10/21 843,000 98.43 827
760
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 84.63 846
833
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.64 325
244
Anarafe SL 01/12/22 EUR 496,252 132.75 659
257
Angolan Government International Bond 04/04/23 1,005,000 84.00 844
781
APCOA Parking Holdings GmbH 07/14/21 EUR 160,000 118.35 189
151
APCOA Parking Holdings GmbH 11/09/21 EUR 200,000 115.86 232
208
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,118
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,532
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 98.23 310
242
Aramark Services, Inc. 01/28/21 354,000 102.84 364
325
Arches Buyer, Inc. 05/03/23 208,000 88.10 183
172
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 102.47 370
262
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 04/28/22 EUR 650,000 89.15 592
593
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 06/16/22 GBP 100,000 100.32 100
85
Aretec Escrow Issuer 2, Inc. 10/26/23 664,000 100.00 664
671
Armenia Republic Government International Bond 12/06/22 200,000 82.06 164
147
Arroyo Mortgage Trust 05/12/20 89,659 97.20 87
82
Arsenal AIC Parent LLC 08/10/23 322,000 101.92 328
318
Ashtead Capital, Inc. 08/04/22 438,000 91.57 401
392
Ashtead Capital, Inc. 10/17/23 107,000 92.53 99
99
AthenaHealth Group, Inc. 01/05/23 584,000 80.82 472
477
Atos SE 08/02/22 EUR 800,000 76.17 609
422
Atos SE 10/31/22 EUR 400,000 62.57 250
187
Atrium European Real Estate, Ltd. 05/17/22 EUR 200,000 103.36 207
187
Atrium Finance PLC 11/01/22 EUR 500,000 76.62 383
391
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.22 291
246
Avantor , Inc. 01/28/21 358,000 103.30 370
319
Avation Capital SA 07/06/21 316,337 89.51 283
270
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 103.18 297
265

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 375
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Axian Telecom 03/08/23 535,000 93.39 500
475
Azelis Finance NV 03/08/23 EUR 200,000 105.47 211
212
Azzurra Aeroporti SpA 11/27/20 EUR 600,000 93.91 563
569
Bahrain Government International Bond 04/06/23 233,000 100.00 233
223
Bahrain Government International Bond 08/04/23 200,000 103.08 206
192
Banco de Sabadell SA 10/19/20 EUR 500,000 110.57 553
503
Banco do Brasil SA 08/16/19 291,000 110.40 321
295
Banco do Estado do Rio Grande do Sul SA 04/18/23 713,000 90.29 644
653
Banijay Group SAS 02/04/20 EUR 1,000,000 114.71 1,147
1,044
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.32 128
94
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.41 1,060
532
Bausch & Lomb Escrow Corp. 09/14/23 237,000 100.00 237
235
Bausch Health Cos., Inc. 12/17/19 453,000 231.10 1,047
276
Bausch Health Cos., Inc. 11/18/20 88,000 172.09 151
47
Bayer AG 09/26/23 EUR 300,000 105.13 315
315
Bayer US Finance II LLC 11/14/22 EUR 1,200,000 93.87 1,134
1,105
Bayer US Finance II LLC 09/04/23 EUR 400,000 100.84 403
386
Bayer US Finance II LLC 09/12/23 124,000 96.73 120
119
Benchmark Mortgage Trust 03/28/22 890,000 79.40 707
429
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
491
Berry Global, Inc. 07/22/19 224,000 102.80 230
214
Bertelsmann SE & Co. KGaA 05/03/22 EUR 200,000 100.47 201
194
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
973
Bharti Airtel, Ltd. 09/13/21 79,000 103.79 82
77
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.79 310
259
BMD2 Re- Remic Trust 02/03/21 892,000 89.42 798
629
BNP Paribas SA 05/14/20 62,000 103.79 64
58
BNP Paribas SA 07/24/23 120,000 90.14 108
107
Bolivia Government International Bond 04/04/23 200,000 54.06 108
100
Booz Allen Hamilton Holding Corp. 03/03/21 1,195,000 96.67 1,128
1,068
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
156
Boyd Gaming Corp. 06/30/22 1,000,000 86.01 860
830
Brand Industrial Services, Inc. 08/10/23 379,000 101.96 386
376
Braskem Netherlands Finance BV 02/08/23 214,000 100.00 214
185
Braskem Netherlands Finance BV 09/07/23 370,000 98.70 365
346
Brinker International, Inc. 06/22/23 621,000 100.00 621
600
Broadcom, Inc. 07/24/23 148,000 75.89 112
102
Brookfield Residential Properties, Inc. 03/15/21 322,000 102.62 330
280
Builders FirstSource , Inc. 03/03/21 385,000 105.09 405
336
Bundesrepublik Deutschland Bundesanleihe 09/19/23 EUR 100,000 105.49 106
104
BX Trust 02/06/23 1,000,000 96.08 961
940
BX Trust 02/23/23 175,000 95.74 168
166
BX Trust 05/24/23 250,000 99.75 249
250
BXSC Commercial Mortgage Trust 09/05/23 500,000 98.76 494
492
C&W Senior Financing Designated Activity Company 04/24/23 707,000 89.07 630
608
Caesars Entertainment, Inc. 06/19/20 507,000 99.29 503
502
Canary Wharf Group Investment Holdings PLC 01/10/23 GBP 210,000 108.39 228
225
Canary Wharf Group Investment Holdings PLC 08/04/23 EUR 300,000 80.91 243
245
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.18 699
433
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
498
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.46 975
962
Carlyle Holdings II Finance LLC 05/04/21 94,000 125.50 118
76
Carnival Corp. 02/16/21 1,197,000 92.94 1,111
1,069
Carnival Corp. 08/24/22 1,366,000 80.72 1,101
1,154
Carnival Corp. 08/01/23 79,000 100.00 79
77
Carnival Corp. 08/10/23 222,000 99.07 220
216
Carriage Purchaser, Inc. 09/23/21 744,000 98.59 734
547
Carriage Services, Inc. 06/09/22 1,000,000 86.35 863
818
Cascade Funding Mortgage Trust 02/25/22 4,500,000 51.80 2,331
2,545
Cascades, Inc. 01/12/22 282,000 101.92 287
268
Castor SpA 02/10/22 EUR 238,000 113.85 271
235
CBB International Sukuk Programme Company 01/26/23 1,374,000 91.85 1,262
1,168
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 97.82 742
625
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,628,000 94.87 1,555
1,176
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 62,000 98.20 61
56

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
376 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 356,000 95.36 339
328
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 94.24 64
62
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.57 246
243
Cellnex Telecom SA 09/06/23 EUR 500,000 82.75 414
389
Cencosud SA 09/12/23 87,000 93.89 82
80
Cencosud SA 10/17/23 25,000 98.39 25
25
Central Plaza Holding Co., Ltd. 05/06/22 800,000 93.89 751
555
Centrica PLC 12/14/21 GBP 200,000 139.89 280
233
Centurion Bidco SpA 05/09/23 EUR 245,000 109.62 269
255
CEZ AS 06/15/17 383,000 109.49 419
316
CGG SA 11/09/21 EUR 300,000 116.86 351
279
Chase Home Lending Mortgage Trust 07/29/19 127,280 100.97 129
106
Chase Home Lending Mortgage Trust 10/30/19 75,707 100.77 76
64
Chase Home Lending Mortgage Trust 10/30/19 484,526 101.57 492
406
China Government International Bond 11/17/22 987,000 92.83 916
900
China Government International Bond 08/16/23 200,000 95.91 192
191
CHNGE Mortgage Trust 01/21/22 350,997 99.99 351
306
CHS/Community Health Systems, Inc. 01/26/21 419,000 94.88 398
281
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
132
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
142
CHS/Community Health Systems, Inc. 04/29/22 580,000 95.73 555
439
Cidron Aida Finco SARL 03/25/21 EUR 550,000 117.32 645
521
Cidron Aida Finco SARL 03/25/21 GBP 400,000 137.38 550
426
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
493
CIFC LLC 03/18/21 1,000,000 100.00 1,000
979
CIM Commercial Trust Corp. 09/27/18 207,788 96.88 201
180
CIM Commercial Trust Corp. 03/22/19 43,067 101.40 44
39
CIM Commercial Trust Corp. 03/01/21 759,966 101.95 775
541
CIM Commercial Trust Corp. 03/29/21 378,227 100.39 380
269
CIM Trust 11/07/19 393,944 100.57 396
322
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.46 416
257
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.62 104
76
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.65 246
186
Citigroup Commercial Mortgage Trust 05/10/23 500,000 99.07 495
469
Citigroup Mortgage Loan Trust, Inc. 05/06/21 570,132 101.21 577
406
Citigroup Mortgage Loan Trust, Inc. 06/25/21 488,234 100.39 490
347
Citycon Treasury BV 09/18/23 EUR 630,000 84.31 531
514
CLI Funding VI LLC 03/23/21 683,750 100.23 685
589
Cloud Software Group Holdings, Inc. 11/09/22 427,000 86.76 370
375
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
163
Clydesdale Acquisition Holdings, Inc. 03/30/22 883,000 90.32 798
704
Coinbase Global, Inc. 09/14/21 220,000 100.00 220
150
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
247
Colt Merger Sub, Inc. 06/19/20 976,000 99.77 974
960
Commercial Mortgage Trust 03/03/22 850,000 94.39 802
590
Commercial Mortgage Trust 04/28/22 1,500,000 90.39 1,356
1,349
Commerzbank AG 10/19/20 EUR 514,000 120.27 618
528
Commerzbank AG 10/19/20 EUR 500,000 99.10 496
514
Commonbond Student Loan Trust 11/27/18 55,131 100.71 56
48
Commonbond Student Loan Trust 06/02/20 81,722 99.98 82
68
Commonbond Student Loan Trust 03/10/21 245,124 100.00 245
181
Compass Group Diversified Holdings LLC 04/07/21 333,000 103.43 344
284
Comstock Resources, Inc. 05/03/23 250,000 85.29 213
214
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 103.09 876
793
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
698
Consensus Cloud Solutions, Inc. 09/24/21 262,000 96.72 253
217
Consensus Cloud Solutions, Inc. 07/06/22 887,000 93.36 828
822
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
818
Consolidated Energy Finance SA 11/09/22 348,000 94.59 329
315
Constellation Automotive Financing PLC 07/16/21 GBP 460,000 137.61 633
432
Constellation Merger Sub, Inc. 09/03/19 292,000 94.66 276
247
Co-operative Group Holdings, Ltd. 03/08/21 GBP 210,000 155.49 327
244
CoreLogic , Inc. 07/06/21 311,000 99.72 310
246
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.47 367
381
Corp. Nacional del Cobre de Chile 12/14/22 837,000 74.37 623
438

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 377
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Corp. Nacional del Cobre de Chile 09/05/23 510,000 99.89 509
474
Costa Rica Government International Bond 05/16/23 689,000 101.37 698
655
Coty, Inc. 08/10/23 398,000 96.99 386
380
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 11/22/21 573,000 100.00 573
507
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 379,000 100.76 382
361
CPI CG, Inc. 04/07/21 289,000 102.88 297
275
CPUK Finance, Ltd. 04/01/19 GBP 275,000 131.81 362
312
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
170
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
161
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
166
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
990
Credit Agricole SA 06/10/20 146,000 103.11 151
141
Credit Agricole SA 07/24/23 129,000 93.44 121
120
Crown European Holdings SA 05/09/23 EUR 745,000 109.62 817
779
CSC Holdings LLC 07/06/21 743,000 99.27 738
377
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 105.70 280
242
CVR Energy, Inc. 01/10/20 402,000 100.00 402
361
CVR Energy, Inc. 01/10/20 983,000 98.73 970
964
Danske Bank A/S 03/03/22 176,000 95.91 169
153
DaVita, Inc. 11/09/22 472,000 78.09 369
370
DB Master Finance LLC 03/20/19 384,000 100.00 384
350
DB Master Finance LLC 03/20/19 192,000 100.00 192
180
DBWF Mortgage Trust 10/25/18 1,000,000 90.70 907
754
Deephaven Residential Mortgage Trust 03/25/22 667,871 99.87 667
603
Deutsche Telekom AG 12/09/21 EUR 475,000 112.94 536
420
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.14 943
330
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.20 1,969
1,707
DISH DBS Corp. 11/10/21 57,000 100.00 57
41
DISH Network Corp. 02/14/23 453,000 103.32 468
449
Dominican Republic Government International Bond 07/06/23 1,465,000 100.19 1,468
1,405
Domino's Pizza Master Issuer LLC 11/06/19 914,375 100.00 914
779
Domino's Pizza Master Issuer LLC 04/08/21 585,000 100.00 585
459
Dresdner Funding Trust I 03/02/22 139,000 126.01 175
145
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.32 497
468
Dufry One BV 04/15/21 CHF 600,000 108.51 651
640
Dufry One BV 04/15/21 EUR 150,000 119.73 180
141
Dufry One BV 09/10/21 CHF 200,000 105.68 211
199
Ecuador Government International Bond 10/12/22 1,315,625 41.14 541
498
Ecuador Government International Bond 12/01/22 346,183 66.54 230
175
EDO Sukuk , Ltd. 09/14/23 471,000 99.49 469
451
EDP - Energias de Portugal SA 04/29/22 EUR 300,000 97.54 293
294
Education Management Corp. 01/05/15 4,460,190 — 327
—
Egypt Government International Bond 10/12/22 1,682,000 62.01 1,043
959
Egypt Government International Bond 08/03/23 200,000 57.43 115
110
El Salvaor Government International Bond 09/21/22 300,000 35.22 106
220
Electricite de France SA 10/19/20 GBP 600,000 109.77 659
600
Electricite de France SA 10/20/20 EUR 300,000 129.88 390
303
Electricite de France SA 02/02/21 EUR 800,000 128.29 1,026
650
Electricite de France SA 07/08/22 EUR 400,000 80.82 323
346
Electricite de France SA 08/02/22 GBP 200,000 116.19 232
224
Electricite de France SA 12/02/22 EUR 400,000 87.77 351
355
Electricite de France SA 06/08/23 200,000 100.00 200
205
Element Fleet Management Corp. 07/24/23 151,000 100.30 151
150
ELFI Graduate Loan Program 06/18/20 100,039 99.97 100
85
Ellington Financial Mortgage Trust 11/05/19 167,609 99.98 168
152
Ellington Financial Mortgage Trust 04/14/22 434,408 99.59 433
390
Emerald Debt Merger Sub LLC 05/04/23 EUR 800,000 110.14 881
833
Emergent BioSolutions , Inc. 04/26/21 311,000 95.83 298
122
Emirates NBD Bank PJSC 09/17/19 656,000 107.37 706
641
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.30 609
436
Empresa Nacional del Petroleo 11/02/17 538,000 92.93 500
354
Enact Holdings, Inc. 11/13/20 225,000 102.81 231
221
Enel Finance International NV 07/24/23 89,000 104.91 93
91

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
378 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Enel Finance International NV 07/24/23 177,000 89.79 159
156
Energia Group Roi Financeco DAC 07/20/23 EUR 650,000 111.31 724
670
Energizer Holdings, Inc. 06/09/21 EUR 250,000 121.77 304
208
Energy Ventures Gom LLC / EnVen Finance Corp. 08/10/23 285,000 103.71 296
295
Entegris Escrow Corp. 04/04/23 623,000 94.74 590
558
Entegris , Inc. 06/16/22 627,000 92.03 577
574
EP Infrastructure AS 09/20/22 EUR 400,000 72.31 289
303
EP Infrastructure AS 09/20/22 EUR 500,000 82.89 414
426
EP Infrastructure AS 04/19/23 EUR 700,000 96.09 673
645
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
59
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
190
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
164
EQM Midstream Partners, LP 05/31/22 313,000 101.16 317
307
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.34 612
583
Eskom Holdings SOC, Ltd. 01/30/23 305,000 91.80 280
267
Esselunga SpA 10/27/21 EUR 360,000 120.38 433
343
Export-Import Bank of China 08/16/22 267,000 97.21 260
204
Export-Import Bank of India 02/20/20 200,000 100.50 201
198
Export-Import Bank of India 06/27/22 500,000 81.80 409
384
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 31,585 99.89 32
32
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 130,892 97.13 127
131
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.00 1,092
1,196
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,128
Faurecia SE 01/18/23 EUR 125,000 109.42 137
136
F- Brasile SpA / F- Brasile US LLC 11/09/22 316,000 84.93 268
294
FEL Energy VI SARL 04/07/22 233,975 90.30 211
187
Finance Department Government of Sharjah 02/15/23 200,000 99.22 198
194
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
321
First Quantum Minerals, Ltd. 11/07/19 175,000 99.77 175
164
First Quantum Minerals, Ltd. 05/17/23 1,372,000 100.00 1,372
1,158
Flagstar Mortgage Trust 10/24/18 444,986 103.07 459
394
Flagstar Mortgage Trust 06/03/19 88,253 102.75 91
77
Flagstar Mortgage Trust 02/04/21 132,779 102.73 136
110
Forestar Group, Inc. 05/12/21 303,000 100.44 304
270
Fortescue Metals Group, Ltd. 11/09/22 460,000 80.67 371
371
Franshion Brilliant, Ltd. 07/11/19 488,000 85.66 418
486
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 194,881 100.00 195
197
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 906,765 100.00 907
896
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,200,000 98.51 1,182
1,202
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,100,000 102.15 1,124
1,131
Freddie Mac Structured Agency Credit Risk Debt Notes 03/01/23 250,000 97.78 244
251
Freddie Mac Structured Agency Credit Risk Debt Notes 03/08/23 818,324 99.35 813
818
Freddie Mac Structured Agency Credit Risk Debt Notes 09/26/23 200,000 104.98 210
210
FREMF Mortgage Trust 03/24/21 14,882,602 0.38 57
29
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
9
FREMF Mortgage Trust 03/24/21 1,450,103 81.02 1,175
1,087
FREMF Mortgage Trust 05/10/21 5,083,062 0.28 14
14
FREMF Mortgage Trust 05/10/21 570,000 0.39 2
2
Fresenius Medical Care US Finance III, Inc. 08/03/22 235,000 85.07 200
163
Frontier Communications Corp. 11/19/20 942,000 97.67 928
813
Frontier Communications Corp. 10/05/21 153,000 100.00 153
115
Frontier Communications Corp. 04/18/23 298,000 98.02 292
280
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
175
Gabon Government International Bond 02/06/23 228,000 85.89 196
161
Gaci First Investment Co. 05/23/23 400,000 88.11 352
308
Gaci First Investment Co. 08/03/23 200,000 93.66 187
176
Galaxy Bidco , Ltd. 09/10/20 GBP 300,000 129.01 387
336
Galaxy Pipeline Assets Bidco , Ltd. 10/26/22 942,451 75.66 713
695
GAM Re-REMIC Trust 04/01/21 1,258,000 112.19 1,411
838
GAM Re-REMIC Trust 04/01/21 905,000 68.57 621
594
GAM Re-REMIC Trust 04/01/21 837,000 71.06 595
577
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
162
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
278
GAM Re-REMIC Trust 11/04/21 796,000 87.50 697
680
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
336

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 379
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
280
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
299
GAM Re-REMIC Trust 11/04/21 312,000 91.71 286
257
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,014
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 787
703
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
216
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
324
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
213
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
216
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
221
GAM Re-REMIC Trust 01/28/22 635,000 88.68 563
479
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
181
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
225
GAM Re-REMIC Trust 07/08/22 3,000,000 51.93 1,558
1,318
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,279
Gartner, Inc. 02/18/21 358,000 104.26 373
322
Gates Global LLC / Gates Corp. 04/14/20 771,000 99.43 767
755
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 113.44 1,134
774
Genting New York LLC 10/05/21 441,000 100.06 441
394
Georgian Railway JSC 04/07/22 585,000 89.41 523
497
Getty Images, Inc. 06/12/23 1,000,000 100.00 1,000
983
GFL Environmental, Inc. 10/12/21 458,000 101.16 463
401
Ghana Government International Bond 10/07/15 250,000 100.00 250
154
Ghana Government International Bond 10/11/22 649,000 38.70 251
273
Ghana Government International Bond 02/28/23 200,000 38.71 77
85
GKN Holdings, Ltd. 10/27/21 GBP 200,000 145.52 291
203
Global Aircraft Leasing Co., Ltd. 07/26/19 2,332,574 97.64 2,278
2,108
Global Net Lease, Inc. 01/28/21 1,223,000 96.45 1,152
926
Globalworth Real Estate Investments, Ltd. 10/05/23 EUR 230,000 82.70 190
187
goeasy , Ltd. 05/12/21 306,000 100.78 308
276
Golden Entertainment, Inc. 09/05/23 242,000 99.90 242
242
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,175,777 99.96 1,175
862
GoTo Group, Inc. 08/12/22 487,000 80.60 393
254
Graham Packaging Co., Inc. 11/10/22 1,000,000 85.83 858
766
Graphic Packaging International LLC 07/06/21 366,000 100.95 369
317
Gray Television, Inc. 10/26/21 508,000 100.00 508
320
Greenland Global Investment, Ltd. 01/10/18 457,000 96.17 440
28
Greenland Global Investment, Ltd. 09/07/21 761,900 88.27 673
50
Grifols Escrow Issuer SA 09/28/21 EUR 285,000 116.87 333
250
GrubHub , Inc. 10/12/21 320,000 102.23 327
235
GS Mortgage Securities Trust 08/01/19 900,257 105.75 952
741
GS Mortgage Securities Trust 03/12/21 789,204 101.38 800
562
GS Mortgage Securities Trust 05/14/21 375,146 96.77 363
247
GS Mortgage Securities Trust 06/03/21 901,904 103.82 936
696
GS Mortgage Securities Trust 06/15/21 833,297 100.51 838
595
GS Mortgage Securities Trust 06/15/21 800,000 100.90 807
497
GS Mortgage Securities Trust 09/22/21 1,021,478 100.87 1,030
727
GS Mortgage Securities Trust 12/06/21 474,635 96.48 458
315
GS Mortgage Securities Trust 01/10/22 899,400 97.39 876
640
GS Mortgage Securities Trust 03/08/23 500,000 99.78 499
492
GS Mortgage Securities Trust 08/04/23 500,000 95.81 479
477
GTCR W-2 Merger Sub LLC 09/20/23 521,000 100.00 521
514
Guatemala Government International Bond 10/19/22 200,000 90.57 181
181
Guatemala Government International Bond 06/06/23 628,000 100.00 628
580
Guatemala Government International Bond 09/27/23 247,000 100.00 247
241
Hadrian Merger Sub, Inc. 11/07/18 270,000 99.23 268
246
Harvest Midstream I, LP 08/05/20 1,243,000 101.79 1,265
1,178
Hat Holdings I LLC 07/06/21 348,000 100.75 351
306
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.73 558
413
HC2 Holdings, Inc. 03/03/21 440,000 100.01 440
337
Helios Issuer LLC 10/26/18 616,019 99.98 616
537
Helios Issuer LLC 10/26/18 824,784 99.98 825
744
Helios Issuer LLC 06/15/20 354,904 99.99 355
315
Herbalife Nutrition, Ltd. 07/06/23 808,000 95.63 773
760
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,067,325 101.24 1,081
1,040

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
380 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 100.77 572
531
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/03/23 194,000 91.55 178
175
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 91.76 237
226
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 105.94 364
330
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 192,000 77.20 148
131
Holdco LLC 07/25/22 657,000 86.55 569
533
Hologic , Inc. 01/28/21 325,000 104.37 339
296
Howard Hughes Corp. (The) 02/18/21 356,000 104.46 372
313
HTA Group, Ltd. 05/03/23 414,000 95.13 394
400
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 83.05 166
173
Hungary Government International Bond 12/09/22 347,000 62.64 217
185
Hungary Government International Bond 01/04/23 200,000 95.76 192
185
Hungary Government International Bond 01/04/23 234,000 99.37 233
232
Hungary Government International Bond 07/19/23 675,000 102.21 690
669
Hungary Government International Bond 08/03/23 200,000 101.85 204
185
IHO Verwaltungs GmbH 03/24/23 EUR 400,000 107.46 430
435
Iliad SA 03/01/23 EUR 400,000 103.59 414
406
Immobiliare Grande Distribuzione SIIQ SpA 10/19/20 EUR 439,000 114.29 502
411
Imperial Fund Mortgage Trust 04/14/22 438,375 99.99 438
408
INEOS Finance PLC 03/21/23 EUR 100,000 106.48 106
104
INEOS Quattro Finance 2 PLC 02/20/23 EUR 250,000 98.57 246
246
Infraestructura Energetica Nova SAPI de CV 06/03/22 103,000 94.41 97
94
Instituto Costarricense de Electricidad 02/07/18 761,000 83.95 639
592
International Airport Finance SA 01/11/22 16,360 108.12 18
16
International Bank of Azerbaijan OJSC 02/12/20 200,000 99.41 199
189
International Consolidated Airlines Group SA 04/20/22 EUR 400,000 94.75 379
369
International Flavors & Fragrances, Inc. 02/07/23 196,000 92.74 182
177
Intesa Sanpaolo SpA 09/02/21 290,000 104.34 303
170
Intesa Sanpaolo SpA 02/22/22 EUR 600,000 105.06 630
616
Intesa Sanpaolo Vita SpA 09/27/22 EUR 600,000 91.64 550
617
Intrado Corp. 12/13/17 264,000 99.33 262
264
ION Trading Technologies SARL 05/03/21 247,000 100.00 247
205
IQVIA, Inc. 12/09/19 260,000 103.05 268
245
Iron Mountain, Inc. 05/12/21 448,000 101.51 455
390
Ithaca Energy North Sea PLC 08/16/21 268,000 100.04 268
257
ITT Holdings LLC 06/23/21 950,000 99.98 950
794
Ivory Coast Government International Bond 09/22/23 194,462 90.83 177
173
J.G. Wentworth XLII LLC 10/02/18 463,018 99.97 463
381
Jefferson Capital Holdings LLC 07/28/21 763,000 99.11 756
666
Jersey Central Power & Light Co. 07/24/23 93,000 97.21 90
89
Jordan Government International Bond 06/06/18 293,000 91.51 268
221
Jordan Government International Bond 04/04/23 372,000 99.11 369
346
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.04 333
189
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.22 476
286
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.81 543
506
JPMorgan Mortgage Trust 12/06/18 777,288 90.46 703
625
JPMorgan Mortgage Trust 01/18/19 28,278 99.93 28
25
JPMorgan Mortgage Trust 03/22/19 23,558 101.07 24
22
JPMorgan Mortgage Trust 07/25/19 563,175 98.35 554
549
JPMorgan Mortgage Trust 01/24/20 347,336 104.10 362
290
JPMorgan Mortgage Trust 01/28/20 60,729 101.66 62
50
JPMorgan Mortgage Trust 01/30/20 361,754 101.04 366
278
JPMorgan Mortgage Trust 06/02/20 154,686 101.94 158
129
JPMorgan Mortgage Trust 07/15/20 658,007 103.72 682
609
JPMorgan Mortgage Trust 07/21/20 417,397 106.72 445
330
JPMorgan Mortgage Trust 08/20/20 255,359 105.25 269
217
JPMorgan Mortgage Trust 10/28/20 175,813 103.04 181
140
JPMorgan Mortgage Trust 11/10/20 71,581 102.71 74
61
JPMorgan Mortgage Trust 12/07/20 60,418 103.96 63
58
JPMorgan Mortgage Trust 01/19/21 310,998 103.20 321
221
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
927
JPMorgan Mortgage Trust 05/21/21 229,781 100.98 232
164
JPMorgan Mortgage Trust 04/27/22 452,743 90.66 410
337
JPMorgan Mortgage Trust 09/21/23 998,854 91.71 916
884
JPMorgan Mortgage Trust 09/21/23 739,976 97.61 722
710

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 381
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kaixo Bondco Telecom SA 10/05/21 EUR 975,000 96.98 946
916
Kazakhstan Government International Bond 09/20/22 481,000 81.26 391
396
KazMunayGas National Co. JSC 10/19/18 216,000 83.79 181
160
KazMunayGas National Co. JSC 05/19/23 378,000 77.01 291
275
KCA Deutag UK Finance PLC 10/26/20 292,645 100.00 293
294
KeySpan Gas East Corp 07/24/23 110,000 91.75 101
100
Khazanah Capital, Ltd. 08/04/23 590,000 99.08 585
544
Khazanah Global Sukuk Bhd 07/19/23 326,000 100.00 326
314
KIND Trust 02/09/23 258,134 92.76 239
242
Kinross Gold Corp. 06/26/23 800,000 98.75 790
762
Kondor Finance PLC 01/28/21 701,000 97.56 684
340
KSA Sukuk , Ltd. 05/16/23 1,844,000 99.42 1,833
1,733
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.07 251
239
Lamar Funding, Ltd. 06/14/17 490,000 98.86 484
466
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.23 360
297
LCM 28, Ltd. 10/16/18 500,000 100.00 500
482
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 502,000 101.33 509
454
Lebanon Government International Bond 02/14/19 500,000 93.53 468
30
Lebanon Government International Bond 10/31/22 1,158,000 6.75 78
73
Level 3 Financing, Inc. 03/31/23 154,000 96.23 148
154
Liberty Mutual Group, Inc. 05/03/22 51,000 127.96 65
49
Libra Groupco SpA 01/25/22 EUR 550,000 113.57 625
521
Life Time, Inc. 04/21/23 1,098,000 98.42 1,081
1,071
Life Time, Inc. 07/28/23 200,000 98.33 197
194
LifePoint Health, Inc. 07/31/23 773,000 100.00 773
699
LifePoint Health, Inc. 09/29/23 902,000 100.00 902
849
Live Nation Entertainment, Inc. 04/08/20 785,000 96.76 760
717
LPL Holdings, Inc. 11/12/20 231,000 101.65 235
211
Lumen Technologies, Inc. 05/03/23 590,000 71.73 423
398
Macquarie Airfinance Holdings, Ltd. 09/11/23 261,000 100.00 261
257
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
135
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
146
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
247
Maison Finco PLC 10/06/21 GBP 465,000 135.89 632
451
Mangrove LuxCo III SARL 11/15/19 EUR 417,500 109.61 458
404
Marcolin SpA 05/19/21 EUR 200,000 121.74 243
198
Marks & Spencer PLC 09/27/18 111,000 107.85 120
100
Marks & Spencer PLC 10/19/20 GBP 200,000 127.68 255
241
Marks & Spencer PLC 04/05/23 GBP 400,000 114.37 457
449
Marlette Funding Trust 04/26/21 474,153 99.98 474
469
MasTec , Inc. 06/27/22 1,750,000 92.49 1,619
1,535
Mattamy Group Corp. 04/29/20 627,000 92.20 578
512
Mattamy Group Corp. 07/26/22 185,000 89.16 165
166
Mattel, Inc. 07/24/23 190,000 93.86 178
175
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 92.60 747
672
Mauser Packaging Solutions Holding Co. 01/30/23 1,518,000 99.82 1,516
1,422
mBank SA 07/03/23 EUR 300,000 87.32 262
258
MDGH GMTN RSC, Ltd. 07/27/23 243,000 105.37 256
236
MDGH GMTN RSC, Ltd. 10/25/23 428,000 98.80 423
423
Medline Borrower, LP 04/20/22 314,000 91.84 288
265
Medline Borrower, LP 05/03/23 319,000 86.58 276
272
Mello Mortgage Capital Acceptance 01/24/20 883,535 104.90 927
753
Mexico City Airport Trust 01/28/21 225,000 100.62 226
161
Mexico City Airport Trust 12/14/22 380,000 78.29 297
272
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 93.77 469
469
MHP 07/26/22 500,000 93.46 467
474
Midcap Financial Issuer Trust 04/21/21 333,000 101.11 337
282
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
151
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 86.04 508
491
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 199,657 99.28 198
197
Minerals Technologies, Inc. 03/03/21 296,000 103.05 305
259
MISC Capital Two Labuan, Ltd. 10/03/23 166,000 92.20 153
153
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 105.32 214
215
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
163
Molina Healthcare, Inc. 06/09/21 360,000 102.35 368
294

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
382 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mongolia Government International Bond 10/03/22 200,000 72.86 146
167
Monitchem HoldCo 3 SA 04/20/23 EUR 345,000 109.64 378
349
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 94.06 235
207
Morgan Stanley Capital I Trust 06/05/19 377,000 87.71 331
226
Morocco Government International Bond 03/01/23 532,000 98.98 527
521
Mosaic Solar Loan Trust 11/27/18 66,494 98.50 66
58
Mosaic Solar Loan Trust 11/27/18 173,442 99.03 172
154
Mosaic Solar Loan Trust 06/12/20 225,284 99.98 225
190
Mosaic Solar Loan Trust 03/10/21 642,992 99.45 639
480
Mosaic Solar Loan Trust 03/24/21 255,351 100.14 256
197
Mosaic Solar Loan Trust 06/15/21 382,579 99.53 381
275
Motion Bondco Designated Activity Co. 09/13/21 EUR 300,000 112.98 339
270
MPH Acquisition Holdings LLC 05/03/23 291,000 78.13 227
247
MRCD Mortgage Trust 12/05/19 120,000 95.95 115
69
MSCI, Inc. 01/28/21 231,000 104.81 242
199
MTR Corp., Ltd. 07/26/22 728,000 84.85 618
567
Mumtalakt Sukuk Holding Co. 01/29/21 401,000 100.86 404
397
Mundys SpA 12/17/21 EUR 300,000 100.59 302
280
Mundys SpA 04/19/23 EUR 200,000 106.01 212
202
Nabors Industries, Inc. 01/07/20 606,000 95.73 580
569
Nabors Industries, Inc. 01/07/20 213,000 98.06 209
188
Nabors Industries, Inc. 11/18/21 766,000 99.48 762
712
Nakilat , Inc. 06/15/17 319,196 110.84 354
320
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
189
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 103.31 366
329
Navient Private Education Refi Loan Trust 11/03/20 173,504 99.99 173
156
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
305
NBK Tier 1 Financing 2, Ltd. 02/06/23 83,000 94.76 79
76
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
489
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
405
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 106.37 612
574
New Residential Investment Corp. 02/18/21 296,000 99.80 295
280
New York State Electric & Gas Corp. 10/17/23 99,000 91.78 91
91
News Corp. 05/12/21 330,000 100.68 332
282
NFP Corp. 08/08/22 317,000 100.00 317
300
NGG Finance PLC 03/29/21 EUR 900,000 104.58 941
908
NGG Finance PLC 11/09/21 EUR 500,000 92.65 463
452
NGG Finance PLC 12/01/21 GBP 200,000 130.28 261
232
NGL Energy Operating LLC 01/25/21 770,000 100.71 775
752
NGPL PipeCo LLC 03/03/22 174,000 130.98 228
174
NH Hotel Group SA 07/23/21 EUR 250,000 117.19 293
251
Nigeria Government International Bond 10/13/22 920,000 70.41 648
691
Nigeria Government International Bond 02/16/23 591,000 83.90 496
517
NMI Holdings, Inc. 08/16/21 272,000 105.92 288
272
Nobian Finance BV 06/24/21 EUR 350,000 119.34 418
331
nogaholding Sukuk , Ltd. 07/21/21 247,000 103.68 256
228
Novelis Corp. 07/26/21 784,000 81.75 641
612
Novelis Corp. 07/26/21 182,000 95.05 173
162
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
90
Ocado Group PLC 03/30/23 GBP 300,000 96.50 290
285
Ocado Group PLC 08/01/23 GBP 1,000,000 100.29 1,003
867
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
490
OCP SA 06/15/17 343,000 100.28 344
328
OCP SA 10/05/17 200,000 111.91 224
164
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.03 980
974
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.63 247
241
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.89 489
490
OI European Group BV 05/12/23 EUR 255,000 108.51 277
266
Oil and Gas Holding Co. BSCC (The) 06/18/20 632,000 107.13 677
635
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
372
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
188
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
129
Oman Government International Bond 10/26/22 950,000 100.00 950
959
Oman Government International Bond 10/26/22 489,000 91.51 447
449
OmGrid Funding, Ltd. 10/05/17 516,000 100.21 517
483

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 383
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Onslow Bay Financial LLC 01/15/20 110,971 101.61 113
92
Onslow Bay Financial LLC 04/29/22 1,100,000 96.84 1,065
875
Onslow Bay Financial LLC 02/16/23 459,555 96.12 442
424
Ontario Gaming GTA LP 07/20/23 1,138,000 100.97 1,147
1,112
Ooredoo QPSC 12/14/22 584,000 96.67 565
494
Open Text Corp. 01/28/21 364,000 101.60 370
316
Open Text Holdings, Inc. 08/16/21 262,000 103.42 271
217
OQ SAOC 07/21/21 443,000 100.25 444
417
Orange SA 07/18/23 EUR 900,000 110.99 999
925
Oschadbank Via SSB #1 PLC 09/02/15 142,500 82.32 117
131
Oschadbank Via SSB #1 PLC 12/10/15 175,000 98.77 173
58
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 101.98 365
318
Pakistan Government International Bond 03/22/23 500,000 41.92 210
264
Pakistan Government International Bond 04/25/23 200,000 50.34 101
142
Pakistan Water and Power Development Authority 08/25/21 1,537,000 88.51 1,360
655
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,224
Paraguay Government International Bond 06/28/23 520,000 100.33 522
479
Parts Europe SA 04/28/22 EUR 250,000 104.81 262
264
PECF USS Intermediate Holding III Corp. 11/04/21 446,000 72.44 323
212
Pennsylvania Electric Co. 07/24/23 117,000 98.84 116
114
Penske Truck Leasing Co., LP / PTL Finance Corp. 07/24/23 1,000 97.09 1
1
Penske Truck Leasing Co., LP / PTL Finance Corp. 08/14/23 158,000 98.25 155
152
Performance Food Group Co. 03/03/21 364,000 103.62 377
340
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 03/19/19 245,000 108.54 266
212
Petroleos de Venezuela SA 12/10/14 8,000,000 93.66 7,492
1,016
Petroleos de Venezuela SA 03/03/15 1,000,000 46.89 469
133
Petroleos de Venezuela SA 02/16/18 3,986,000 50.24 2,002
496
Petroleos de Venezuela SA 09/26/22 2,150,000 34.66 745
275
Petroleos del Peru SA 10/05/17 1,788,000 81.45 1,577
978
Petroleos Mexicanos 07/11/19 1,328,000 80.69 1,072
716
Petroleos Mexicanos 10/19/20 EUR 1,500,000 108.62 1,629
1,195
Petroleos Mexicanos 10/21/20 EUR 250,000 96.76 242
212
Petroleos Mexicanos 02/07/22 EUR 100,000 114.65 115
95
Petronas Capital, Ltd. 09/20/22 1,674,000 85.66 1,434
1,305
Petronas Capital, Ltd. 10/31/23 200,000 59.19 118
117
PetSmart LLC 01/29/21 817,000 99.40 812
752
Pike Corp. 09/13/21 991,000 93.88 930
848
Polar US Borrower LLC / Schenectady International Group, Inc. 10/25/22 50,000 59.46 30
22
Power Sector Assets & Liabilities Management Corp. 06/14/17 607,000 104.74 636
614
PRA Group, Inc. 11/09/21 991,000 94.08 932
658
PRA Group, Inc. 02/14/23 200,000 100.57 201
165
Presidio Holdings, Inc. 03/28/22 629,000 99.27 624
595
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/29/21 265,000 101.54 269
246
Primose Funding LLC 03/30/21 967,500 101.86 985
895
PROG Holdings, Inc. 11/10/21 770,000 100.04 770
653
Prosus NV 12/02/20 142,000 106.70 152
113
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 223,000 93.32 208
198
PTC, Inc. 03/03/21 321,000 102.36 329
285
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 125.42 464
343
Qatar Government International Bond 06/27/22 383,000 95.21 365
295
Qatar Government International Bond 09/20/22 393,000 98.04 385
359
Qatar Government International Bond 02/16/23 324,000 100.11 324
314
Qatar Government International Bond 02/28/23 674,000 97.16 655
551
Qatar Petroleum 07/26/22 1,483,000 86.78 1,299
1,158
RAC Bond Co. PLC 10/21/21 GBP 535,000 137.88 738
536
Radiology Partners, Inc. 11/18/21 609,000 104.56 637
229
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
505
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 95.55 611
608
RCKT Mortgage Trust 02/06/20 201,588 100.71 203
158
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.08 276
233
Regal Rexnord Corp. 01/12/23 895,000 101.05 904
821
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 07/25/23 43,000 92.76 40
40
Renault SA 10/19/20 EUR 600,000 112.14 673
596
Renault SA 10/19/20 EUR 430,000 114.85 494
425
Renault SA 12/17/21 EUR 200,000 99.32 199
183

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
384 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Renault SA 03/21/22 EUR 200,000 104.82 210
194
Republic of Azerbaijan Government International Bond 09/21/22 384,000 83.99 323
300
Republic of El Salvador Government International Bond 08/08/23 150,000 70.17 105
118
Republic of Kenya Government International Bond 03/22/23 550,000 85.22 469
475
Republic of Slovenia Government International Bond 09/12/23 393,000 99.34 390
373
Republic of Uzbekistan International Bond 10/05/23 209,000 98.90 207
208
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 282,000 89.88 253
217
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 92.78 94
71
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 318,000 70.68 225
244
RFM Re-REMIC Trust 08/03/22 560,000 76.40 428
412
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,142
1,161
RFM Re-REMIC Trust 08/03/22 450,000 80.39 362
350
RFM Re-REMIC Trust 08/03/22 1,830,000 84.80 1,552
1,470
RFM Re-REMIC Trust 08/03/22 1,210,000 86.31 1,044
989
RLJ Lodging Trust 06/10/21 174,000 100.00 174
157
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 04/21/22 326,000 86.98 284
252
Rockies Express Pipeline LLC 05/06/20 650,000 93.37 607
546
Rockies Express Pipeline LLC 02/02/22 150,000 106.17 159
125
Rogers Communications, Inc. 05/02/23 250,000 90.96 227
220
Roller Bearing Co. of America, Inc. 01/11/22 311,000 101.79 317
264
Rolls-Royce PLC 10/19/20 EUR 200,000 106.95 214
180
Rolls-Royce PLC 03/01/23 424,000 94.60 401
396
Rolls-Royce PLC 10/11/23 GBP 300,000 117.37 352
344
Romania Government International Bond 01/05/23 456,000 100.18 457
453
Romania Government International Bond 01/05/23 244,000 99.47 243
240
Romania Government International Bond 01/10/23 238,000 97.22 231
230
Romania Government International Bond 05/17/23 278,000 107.74 300
273
Royal Caribbean Cruises, Ltd. 08/11/21 486,000 100.00 486
459
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 95.92 487
468
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 88.43 289
298
Royal Caribbean Cruises, Ltd. 08/10/23 659,000 104.34 688
676
RP Escrow Issuer LLC 11/19/21 826,000 87.49 723
589
RR Donnelley & Sons Co. 08/10/23 325,000 100.33 326
319
RWE AG 10/19/20 EUR 130,000 127.20 165
134
RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,049
—
SA Global Sukuk , Ltd. 12/14/22 627,000 88.87 557
507
SACE SPA 11/09/21 EUR 550,000 114.66 631
532
Samhallsbyggnadsbolaget i Norden AB 06/01/23 EUR 500,000 68.47 342
288
Samhallsbyggnadsbolaget i Norden AB 10/03/23 EUR 200,000 91.81 184
182
Saudi Arabian Oil Co. 12/14/22 619,000 92.96 575
484
Saudi Electricity Global Sukuk Co. 06/14/17 450,000 107.14 482
403
Saudi Government International Bond 02/17/23 468,000 91.86 430
370
Schaeffler AG 03/23/23 EUR 420,000 102.84 432
416
Sealed Air Corp. 10/26/16 200,000 105.92 212
188
Seaspan Corp. 07/09/21 1,189,000 91.83 1,092
912
Senegal Government International Bond 07/31/19 250,000 96.79 242
165
Sequoia Mortgage Trust 09/17/19 56,331 101.68 57
50
Sequoia Mortgage Trust 10/08/19 57,064 101.28 58
48
Sequoia Mortgage Trust 11/14/19 872,262 102.78 896
731
Sequoia Mortgage Trust 06/22/22 499,421 84.09 420
355
Serbia Government International Bond 01/19/23 209,000 97.82 204
197
Silver Creek CLO, Ltd. 08/06/19 250,000 99.60 249
250
Singapore Telecommunications, Ltd. 06/09/22 366,000 123.42 452
401
Sirius XM Radio, Inc. 08/02/21 321,000 100.00 321
242
Sirius XM Radio, Inc. 08/02/21 562,000 99.57 558
504
Sirius XM Radio, Inc. 05/03/23 163,000 89.26 146
144
SK Hynix, Inc. 07/24/23 101,000 90.54 91
91
SMRT 05/02/22 1,400,000 97.18 1,360
1,286
Societe Generale SA 12/06/22 86,000 97.37 84
82
Societe Generale SA 07/24/23 95,000 88.87 84
83
SoFi Professional Loan Program LLC 10/30/18 400,000 95.74 383
352
SoFi Professional Loan Program LLC 10/30/18 429,327 96.10 413
408
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
501
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
789
SoFi Professional Loan Program Trust 11/27/18 424,000 97.50 413
366

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 385
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Professional Loan Program Trust 11/27/18 425,000 99.04 421
381
SoFi Professional Loan Program Trust 03/15/19 850,000 100.35 853
754
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
458
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
289
Solvay Finance America LLC 06/02/22 180,000 100.50 181
180
Sonic Automotive, Inc. 05/18/22 45,000 86.77 39
37
Sonic Automotive, Inc. 07/25/22 826,000 85.87 709
658
Sonic Capital LLC 01/15/20 532,583 100.00 533
482
Sonic Capital LLC 07/29/21 587,500 100.00 588
430
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
498
Sri Lanka Government International Bond 02/22/23 1,064,000 39.88 424
529
Standard Chartered PLC 10/14/16 415,000 122.61 507
381
Standard Chartered PLC 07/24/23 171,000 90.10 154
152
Standard Industries, Inc. 10/19/20 EUR 553,000 109.96 608
512
Standard Industries, Inc. 04/21/22 314,000 90.21 283
257
Staples, Inc. 02/16/21 625,000 100.99 631
510
Staples, Inc. 04/19/21 358,000 101.83 365
197
Starwood Property Trust, Inc. 01/11/22 231,000 99.39 230
204
State Oil Co. of Azerbaijan Republic 10/05/17 531,000 105.97 563
517
Stericycle, Inc. 01/28/21 337,000 101.96 344
286
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/07/21 155,000 100.42 156
128
Sugarhouse HSP Gaming Prop Mezz , LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 97.66 813
798
Summer (BC) Holdco A SARL 11/09/20 EUR 450,526 113.05 509
379
Sunnova Helios Issuer LLC 11/20/20 320,632 99.97 321
248
Sunnova Sol III Issuer LLC 06/11/21 771,087 99.96 771
600
Sunrun Xanadu Issuer 05/31/19 403,755 99.99 404
356
Superior Plus Corp. 05/11/22 1,273,000 91.54 1,165
1,086
Swedbank AB 07/24/23 96,000 99.44 95
94
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.37 487
480
Tacora Resources, Inc. 11/09/22 399,000 86.72 346
218
Talen Energy Supply LLC 04/28/23 793,000 100.73 799
806
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 09/26/23 326,000 99.65 325
321
TC Ziraat Bankasi AS 05/06/22 617,000 93.00 574
574
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
287
Techem Verwaltungsgesellschaft 674 mbH 07/19/18 EUR 241,779 113.00 273
247
Teleflex, Inc. 01/28/21 321,000 103.56 332
283
Telefonica Europe BV 04/29/22 EUR 300,000 95.26 286
277
Telefonica Europe BV 01/26/23 EUR 400,000 105.76 423
397
Telefonica SA 11/24/22 EUR 300,000 87.37 262
269
Teva Pharmaceutical Finance Netherlands II BV 07/26/22 EUR 1,100,000 81.29 894
908
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 500,000 93.28 466
453
Texas Eastern Transmission, LP 12/05/19 101,000 101.96 103
92
Textainer Marine Containers VII, Ltd. 03/24/21 760,000 99.98 760
647
Titan Holdings II BV 07/01/21 EUR 667,000 101.49 677
551
TransDigm , Inc. 04/13/20 869,000 100.11 870
849
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
345
Transnet SOC, Ltd. 10/17/23 606,000 95.25 577
573
Transocean Poseidon, Ltd. 04/26/21 35,250 96.60 34
35
Transocean Titan Financing, Ltd. 01/09/23 193,000 100.00 193
194
Transocean, Inc. 04/26/21 202,000 83.78 169
193
Transocean, Inc. 04/26/21 503,000 86.70 436
491
Transocean, Inc. 06/29/21 112,000 89.30 100
105
Transocean, Inc. 01/17/23 698,250 100.00 698
696
Travelex Issuerco , Ltd. 08/06/20 GBP 2,155,822 126.15 2,720
3,092
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.28 308
299
Trinidad Generation UnLtd 08/16/19 468,000 101.54 475
449
Triton Container International, Ltd. 02/19/21 390,208 99.83 390
325
Triton Container International, Ltd. 09/12/23 134,000 89.79 120
119
Triumph Group, Inc. 02/28/23 377,000 99.92 377
366
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 97.21 436
419
Turkiye Ihracat Kredi Bankasi AS 01/24/23 200,000 99.55 199
203
Turkiye Ihracat Kredi Bankasi AS 10/24/23 321,000 99.59 320
321
TVL Finance PLC 04/21/23 GBP 100,000 122.81 123
120
Uber Technologies, Inc. 08/10/23 554,000 92.27 511
489

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
386 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 83.04 2,159
2,069
UBS Group AG 07/24/23 199,000 89.18 177
176
UGI International LLC 08/31/23 EUR 750,000 88.55 664
642
Ukraine Government International Bond 04/23/15 195,000 42.14 82
81
Ukraine Government International Bond 01/27/21 1,932,000 90.98 1,758
483
Ukraine Government International Bond 08/03/23 230,000 29.95 69
66
Ukraine Railways Via Rail Capital Markets PLC 06/17/20 652,000 102.13 666
338
UniCredit SpA 05/08/20 205,000 105.06 215
190
UniCredit SpA 09/20/21 192,000 101.13 194
176
United Group BV 01/23/20 EUR 300,000 110.56 332
261
United Group BV 01/26/21 EUR 300,000 121.07 363
272
United Group BV 07/20/21 EUR 300,000 117.83 353
265
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.67 364
235
Univision Communications, Inc. 04/21/22 269,000 101.31 273
246
Univision Communications, Inc. 08/10/23 272,000 100.41 273
257
US Foods, Inc. 03/03/21 382,000 101.19 387
337
UWM Mortgage Trust 05/27/21 781,262 100.50 785
556
Uzbek Industrial and Construction Bank 06/07/21 700,000 102.15 715
661
Valeo SA 08/27/21 EUR 500,000 109.58 548
503
Valeo SA 09/28/21 EUR 300,000 113.28 340
297
Var Energi ASA 07/24/23 170,000 103.96 177
174
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
952
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.07 550
456
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
196
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
355
Veolia Environnement SA 06/01/23 EUR 400,000 93.93 376
371
Verisure Holding AB 01/23/23 EUR 275,000 108.67 299
293
Verisure Midholding AB 01/15/21 EUR 925,000 120.91 1,118
843
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 1,161,000 100.76 1,170
950
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
620
Verus Securitization Trust 06/22/22 506,516 88.31 447
404
VICI Properties, Inc. 07/06/22 163,000 93.14 152
147
Viking Cruises, Ltd. 03/29/23 934,000 86.30 806
845
Virgin Media Finance PLC 06/03/20 GBP 350,000 125.83 440
356
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,225
Vistra Operations Co. LLC 07/24/23 104,000 98.02 102
102
Vmed O2 UK Financing I PLC 09/10/20 GBP 300,000 127.90 384
301
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
236
Vodafone Group PLC 10/19/20 GBP 500,000 139.79 699
574
Vodafone Group PLC 02/03/21 EUR 850,000 105.33 895
725
Vodafone Group PLC 01/30/23 EUR 400,000 101.13 405
389
Volkswagen Group of America Finance LLC 02/20/23 EUR 700,000 102.81 720
700
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.29 93
91
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
214
VTB Bank 10/18/18 714,000 — 750
—
Weatherford International, Ltd. 10/14/21 1,210,000 98.67 1,194
1,223
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.74 334
244
Wells Fargo Mortgage Backed Securities Trust 02/14/20 19,923 100.78 20
16
Wells Fargo Mortgage Backed Securities Trust 08/10/20 167,037 102.98 172
130
Wells Fargo Mortgage Backed Securities Trust 09/17/20 222,856 102.27 228
172
Wells Fargo Mortgage Backed Securities Trust 03/12/21 747,210 101.36 757
532
Wendy's Funding LLC 03/26/19 471,250 99.02 467
426
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 95.60 191
182
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 84.24 1,750
1,548
Williams Scotsman International, Inc. 01/28/21 303,000 102.61 311
269
Wintershall Dea Finance 2 BV 02/24/23 EUR 500,000 83.89 419
426
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.47 283
278
Wipro IT Services LLC 07/24/23 101,000 90.32 91
90
Wizz Air Finance Co. BV 11/28/22 EUR 800,000 91.53 732
736
Woodward Capital Management LLC 03/11/21 151,621 101.63 154
108
World Acceptance Corp. 01/11/22 298,000 100.26 299
241
XPO, Inc. 07/25/23 155,000 99.09 154
149
YPF SA 08/15/18 23,767 100.00 24
23
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 387
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
YPF SA 03/08/23 250,000 79.70 199
189
Zambia Government International Bond 10/12/21 269,000 100.00 269
145
ZF Europe Finance BV 11/16/21 EUR 700,000 102.40 719
620
ZF Europe Finance BV 04/07/22 EUR 700,000 98.16 684
650
ZF Europe Finance BV 11/14/22 EUR 400,000 95.26 381
388
ZF Europe Finance BV 09/06/23 EUR 300,000 106.72 320
315
ZF NA Capital, Inc. 05/04/20 187,000 97.76 183
180
ZF NA Capital, Inc. 04/28/22 EUR 300,000 96.32 289 285
346,157
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 44 CAD 5,057 12/23
(9)
Euro- Bobl Futures 5 EUR 581 12/23
2
Euro-Bund Futures 4 EUR 516 12/23
(3)
Euro-Schatz Futures 4 EUR 421 12/23
—
Long Gilt Futures 47 GBP 4,379 12/23
(85)
United States 2 Year Treasury Note Futures 675 USD 136,635 12/23
(393)
United States 5 Year Treasury Note Futures 296 USD 30,925 12/23
(440)
United States 10 Year Treasury Note Futures 21 1 USD 22 ,5 24 12/23
(823)
United States Treasury Long Bond Futures 12 USD 1,314 12/23
(10)
United States Treasury Ultra Bond Futures 68 USD 7,655 12/23
(1,010)
Short Positions
Euro- Bobl Futures 4 EUR 465 12/23
(2)
Euro-Bund Futures 74 EUR 9,545 12/23
206
Japanese 10 Year Mini Government Bond Futures 119 JPY 1,712,648 12/23
161
Long Gilt Futures 2 GBP 187 12/23
8
United States 2 Year Treasury Note Futures 133 USD 26,922 12/23
109
United States 5 Year Treasury Note Futures 119 USD 12,433 12/23
169
United States 10 Year Treasury Note Futures 403 USD 42 , 9 6 5 12/23
1,657
United States Treasury Long Bond Futures 106 USD 11,601 12/23
1,050
United States Treasury Ultra Bond Futures 17 USD 1,914 12/23
222
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 809
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 705 HUF 263,846 11/08/23 25
Bank of America USD 302 THB 11,184 11/08/23 10
Bank of America USD 1,663 TRY 47,427 11/08/23 4
Bank of America USD 1,003 ZAR 19,458 11/08/23 39
Bank of America CAD 258 USD 187 11/30/23 2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
388 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CZK 23,613 USD 1,008 11/08/23 (9)
Bank of America MXN 5,348 USD 298 11/08/23 2
Bank of Montreal EUR 4,924 USD 5,308 12/20/23 86
Bank of Montreal GBP 828 USD 1,034 12/20/23 27
Bank of New York EUR 4,924 USD 5,307 12/20/23 85
Bank of New York GBP 828 USD 1,034 12/20/23 27
BNP Paribas USD 599 EUR 564 11/30/23 (1)
BNP Paribas USD 872 GBP 716 11/30/23 (1)
BNP Paribas EUR 28,709 USD 30,461 11/30/23 50
BNP Paribas GBP 8,015 USD 9,755 11/30/23 12
Citigroup USD 1,902 EUR 1,813 11/08/23 17
Citigroup USD 2,201 GBP 1,822 11/08/23 13
Citigroup USD 1,774 NZD 3,004 11/08/23 (24)
Citigroup CHF 3,973 USD 4,329 11/08/23 (41)
HSBC USD 2,478 NOK 27,610 11/08/23 (6)
HSBC EUR 4,924 USD 5,310 12/20/23 89
HSBC GBP 80 USD 97 12/20/23 (1)
HSBC GBP 828 USD 1,035 12/20/23 28
JPMorgan Chase USD 13 CHF 12 11/30/23 —
JPMorgan Chase USD 959 EUR 905 11/30/23 —
JPMorgan Chase CHF 779 USD 876 11/30/23 16
Royal Bank of Canada CAD 3,451 USD 2,517 11/08/23 28
Royal Bank of Canada EUR 4,924 USD 5,313 12/20/23 91
Royal Bank of Canada GBP 828 USD 1,035 12/20/23 28
State Street USD 690 BRL 3,556 11/08/23 15
State Street USD 38 CAD 53 11/08/23 —
State Street USD 240 CHF 216 11/08/23 (2)
State Street USD 1,669 COP 7,064,753 11/08/23 44
State Street USD 27 CZK 622 11/08/23 —
State Street USD 299 EUR 283 11/02/23 —
State Street USD 84 EUR 80 12/20/23 —
State Street USD 85 EUR 80 12/20/23 —
State Street USD 127 EUR 120 12/20/23 1
State Street USD 634 EUR 600 12/20/23 2
State Street USD 15 GBP 12 12/20/23 —
State Street USD 39 HKD 308 11/08/23 —
State Street USD 39 INR 3,286 11/08/23 —
State Street USD 52 JPY 7,679 11/08/23 (1)
State Street USD 53 KRW 71,174 11/08/23 —
State Street USD 305 MYR 1,440 11/08/23 (3)
State Street USD 762 SEK 8,448 11/08/23 (5)
State Street USD 27 SGD 36 11/08/23 —
State Street USD 22 TWD 722 11/08/23 —
State Street BRL 111 USD 22 11/08/23 —
State Street COP 112,680 USD 28 11/08/23 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 389
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 40 USD 42 12/20/23 —
State Street EUR 45 USD 47 12/20/23 —
State Street EUR 45 USD 48 12/20/23 1
State Street EUR 60 USD 64 12/20/23 1
State Street EUR 90 USD 95 12/20/23 —
State Street EUR 95 USD 101 12/20/23 —
State Street EUR 283 USD 300 12/20/23 —
State Street EUR 345 USD 370 12/20/23 4
State Street GBP 909 USD 1,105 11/08/23 —
State Street GBP 10 USD 12 12/20/23 —
State Street GBP 11 USD 13 12/20/23 —
State Street GBP 15 USD 18 12/20/23 —
State Street GBP 20 USD 25 12/20/23 —
State Street GBP 87 USD 108 12/20/23 2
State Street HKD 8,004 USD 1,023 11/08/23 —
State Street HUF 14,063 USD 39 11/08/23 —
State Street JPY 266,531 USD 1,798 11/08/23 37
State Street MXN 24 USD 1 11/08/23 —
State Street MYR 27 USD 6 11/08/23 —
State Street NZD 45 USD 26 11/08/23 —
State Street SEK 8,448 USD 758 11/08/23 1
State Street SGD 980 USD 715 11/08/23 (1)
State Street THB 462 USD 13 11/08/23 —
State Street TRY 318 USD 11 11/08/23 —
State Street ZAR 801 USD 43 11/08/23 —
UBS EUR 4,924 USD 5,313 12/20/23 91
UBS GBP 828 USD 1,035 12/20/23 28
UBS INR 85,176 USD 1,022 11/08/23 —
UBS KRW 2,345,808 USD 1,726 11/08/23 (9)
UBS TWD 23,080 USD 715 11/08/23 3
Westpac EUR 1,696 USD 1,802 11/08/23 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 812

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
390 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 15,797 $ 289
$ —
$ 16,086 3 .3
Corporate Bonds and Notes — 154,348 —
—
154,348 31 .4
International Debt — 134,649 —
—
134,649 27 .4
Mortgage-Backed Securities — 68,429 —
—
68,429 13 .9
Non-US Bonds — 61,543 —
—
61,543 12 .6
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — — 184
—
184 —
*
Financial Services — — —
—
— —
Materials and Processing — — 3,318
—
3,318 0 .7
Producer Durables — 140 2,784
—
2,924 0 .6
Preferred Stocks — — — — — —
Warrants and Rights — 34 — — 34 —
*
Short-Term Investments — 8,424 — 26,196 34,620 7 .1
Other Securities — — — 5,439 5,439 1 .1
Total Investments — 443,364 6,575 31,635 481,574 98 .1
Other Assets and Liabilities, Net
1 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 3,584 — — — 3,584 0 .7
Foreign Currency Exchange Contracts — 916 — — 916 0 .2
A
Liabilities
Futures Contracts (2,775) — — — (2,775) (0 .6)
Foreign Currency Exchange Contracts — (104) — — (104) (—)
*
Total Other Financial Instruments
**
$ 809 $ 812 $ — $ — $ 1,621
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 391
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 289
Common Stocks
Energy Other* 184
Materials and Processing Discounted cash flow*** Discount rate** 17.8% 3,318
Market approach*** EBITDA multiple**** 6.98x
Discount to guideline comparables 10.5%
Producer Durables Discounted cash flow*** Discount rate** 14.9% 2,784
Market approach*** EBITDA multiple**** 3.56x
Discount to guideline comparables 35.3%
Total Investments 6,575
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2023 were less than 1% of net assets.
**     The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2023 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2022
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
10/31/2023
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
10/31/2023
Long-Term Fixed Income
Investments
Asset Backed Securities $472 $— $— $— $— $— $— $(183) $289 $(183)
Corporate Bonds and Notes 11 — — — (264) — — 253 — (11)
International Debt 250 (250) — — — — — — — —
Common Stocks
Consumer Discretionary — — — — (21) — — 21 — —
Energy 187 — — — — — — (3) 184 (3)
Material Processing 3,304 — — — — — — 14 3,318 14
Producer Durables 2,803 — — — — — — (19) 2,784 (19)
Preferred Stocks
3,911 — 4,902 — 991 — — — — —
Short-Term Investments
45 — 1 — (806) — — 762 — 762
Total Investments
$10,983 $(250) $4,903 $— $(100) $— $— $845 $6,575 $560
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
781
Argentina ............................................................................................
1,644
Armenia ..............................................................................................
147
Australia .............................................................................................
752

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
392 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Austria ................................................................................................
931
Azerbaijan ..........................................................................................
1,006
Bahrain ...............................................................................................
2,843
Belarus ...............................................................................................
330
Belgium ..............................................................................................
392
Bermuda .............................................................................................
2,746
Bolivia, Plurinational State of ............................................................
100
Brazil ..................................................................................................
3,971
Canada ................................................................................................
9,868
Cayman Islands ..................................................................................
15,293
Chile ...................................................................................................
3,780
China ..................................................................................................
3,347
Colombia ............................................................................................
2,595
Costa Rica ..........................................................................................
1,247
Czech Republic ..................................................................................
1,690
Denmark .............................................................................................
153
Dominican Republic ..........................................................................
1,405
Ecuador ..............................................................................................
689
Egypt ..................................................................................................
1,069
El Salvador .........................................................................................
338
Finland ...............................................................................................
667
France .................................................................................................
10,639
Gabon .................................................................................................
161
Georgia ...............................................................................................
497
Germany .............................................................................................
10,063
Ghana .................................................................................................
512
Guatemala ..........................................................................................
1,002
Hong Kong .........................................................................................
1,479
Hungary ..............................................................................................
1,456
India ...................................................................................................
749
Indonesia ............................................................................................
3,033
Ireland ................................................................................................
670
Israel ...................................................................................................
1,648
Italy ....................................................................................................
7,715
Ivory Coast .........................................................................................
173
Jersey ..................................................................................................
105
Jordan .................................................................................................
567
Kazakhstan .........................................................................................
831
Kenya .................................................................................................
475
Kuwait ................................................................................................
76
Lebanon ..............................................................................................
103
Liberia ................................................................................................
219
Luxembourg .......................................................................................
4,886
Malaysia .............................................................................................
2,433
Mauritius ............................................................................................
475
Mexico ...............................................................................................
6,893
Mongolia ............................................................................................
167
Morocco .............................................................................................
1,116
Netherlands ........................................................................................
1,544
Nigeria ................................................................................................
1,208
Norway ...............................................................................................
567

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 393
Amounts in thousands
Country Exposure
Fair Value
$
Oman ..................................................................................................
2,759
Pakistan ..............................................................................................
1,061
Panama ...............................................................................................
2,648
Paraguay .............................................................................................
479
Peru ....................................................................................................
2,138
Philippines ..........................................................................................
2,388
Poland ................................................................................................
2,239
Portugal ..............................................................................................
294
Qatar ...................................................................................................
3,491
Romania .............................................................................................
1,196
Russia .................................................................................................
774
Saudi Arabia .......................................................................................
3,981
Senegal ...............................................................................................
165
Serbia .................................................................................................
197
Singapore ...........................................................................................
671
Slovenia ..............................................................................................
1,171
South Africa .......................................................................................
2,814
South Korea .......................................................................................
91
Spain ..................................................................................................
3,634
Sri Lanka ............................................................................................
529
Sweden ...............................................................................................
1,700
Switzerland ........................................................................................
2,863
Tanzania, United Republic of .............................................................
400
Thailand .............................................................................................
343
Trinidad and Tobago ..........................................................................
748
Turkey ................................................................................................
3,180
Ukraine ...............................................................................................
1,320
United Arab Emirates .........................................................................
3,862
United Kingdom .................................................................................
21,216
United States ......................................................................................
288,172
Uruguay ..............................................................................................
1,227
Uzbekistan ..........................................................................................
869
Venezuela, Bolivarian Republic of ....................................................
1,920
Zambia ...............................................................................................
1,788
Total Investments ............................................................................... 481,574

See accompanying notes which are an integral part of the financial statements.
394 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 916 $ —
Variation margin on futures contracts* — 3,584
Total
$ 916 $ 3,584
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 2,775
Unrealized depreciation on foreign currency exchange contracts 104 —
Total
$ 104 $ 2,775
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (4,660)
Credit default swap contracts 269 — —
Foreign currency exchange contracts — (3,866) —
Total
$ 269 $ (3,866) $ (4,660)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 1,342
Credit default swap contracts (296) — —
Foreign currency exchange contracts — 223 —
Total
$ (296) $ 223 $ 1,342
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 395
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 5,225 $ — $ 5,225
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 916 — 916
Total Financial and Derivative Assets
6,141 — 6,141
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 6,141 $ — $ 6,141
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 82 $ 9 $ 10 $ 63
Bank of Montreal
1,883 — 1,774 109
Bank of New York
112 — — 112
Bank of Nova Scotia
232 — 232 —
Barclays
1,394 — 1,394 —
BNP Paribas
62 2 — 60
Citigroup
30 30 — —
HSBC
922 1 806 115
JPMorgan Chase
17 — — 17
Royal Bank of Canada
147 — — 147
State Street
111 15 — 96
UBS
122 3 — 119
Wells Fargo
1,020 — 1,020 —
Westpac
7 — — 7
Total
$ 6,141 $ 60 $ 5,236 $ 845

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
396 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 104 $ — $ 104
Total Financial and Derivative Liabilities
104 — 104
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 104 $ — $ 104
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 9 $ 9 $ — $ —
BNP Paribas 2 2 — —
Citigroup 62 30 — 32
HSBC 7 1 — 6
State Street 15 15 — —
UBS 9 3 — 6
Total
$ 104 $ 60 $ — $ 44
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 397
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 549,945
Investments, at fair value(*)(>) ....................................................................................................................................................
481,574
Cash .............................................................................................................................................................................................. 179
Foreign currency holdings(^) ....................................................................................................................................................... 158
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 916
Receivables:
Dividends and interest ...................................................................................................................................................... 6,528
Dividends from affiliated funds ....................................................................................................................................... 104
Investments sold ............................................................................................................................................................... 3,351
Fund shares sold ............................................................................................................................................................... 252
Foreign capital gains taxes recoverable ........................................................................................................................... 5
From broker(a) ................................................................................................................................................................. 5,821
Investments matured(<) ................................................................................................................................................... 909
Variation margin on futures contracts .............................................................................................................................. 1,836
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
501,636
Liabilities
Payables:
Due to broker (b)(c) ......................................................................................................................................................... 906
Investments purchased ..................................................................................................................................................... 2,009
Fund shares redeemed ...................................................................................................................................................... 785
Accrued fees to affiliates .................................................................................................................................................. 271
Other accrued expenses .................................................................................................................................................... 232
Variation margin on futures contracts .............................................................................................................................. 1,022
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 104
Payable upon return of securities loaned ..................................................................................................................................... 5,439
Total liabilities ...........................................................................................................................................................
10,768
Net Assets ...............................................................................................................................................................
$ 490,868

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
398 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (185,630)
Shares of beneficial interest .........................................................................................................................................................
619
Additional paid-in capital ............................................................................................................................................................
675,879
Net Assets ...............................................................................................................................................................
$ 490,868
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 7.88
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.1 9
Class A — Net assets ........................................................................................................................................................... $ 2,897,241
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 367,695
Net asset value per share: Class C (#) .......................................................................................................................................... $ 7.79
Class C — Net assets ........................................................................................................................................................... $ 1,570,597
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 201,603
Net asset value per share: Class M (#) ......................................................................................................................................... $ 7.92
Class M — Net assets .......................................................................................................................................................... $ 50,885,259
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,421,685
Net asset value per share: Class S (#) .......................................................................................................................................... $ 7.93
Class S — Net assets ............................................................................................................................................................ $ 381,847,205
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 48,154,232
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 7.93
Class Y — Net assets ........................................................................................................................................................... $ 53,667,585
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,769,391
Amounts in thousands
(^)     Foreign currency holdings - cost $ 158
(*)     Securities on loan included in investments $ 5,225
(<)     Investments matured - cost $ 9,293
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 31,63 5
(a)   Receivable from Broker for Futures $ 5,821
(b)   Due to Broker for Futures $ 896
(c)   Due to Broker for Forwards $ 10
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 399
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,216
Dividends from affiliated funds ....................................................................................................................................... 1,210
Interest .............................................................................................................................................................................. 32,389
Securities lending income (net) ....................................................................................................................................... 10
Less foreign taxes withheld ............................................................................................................................................. (1)
Total investment income ..............................................................................................................................................................
34,824
Expenses
Advisory fees ................................................................................................................................................................... 5,53 8
Administrative fees .......................................................................................................................................................... 268
Custodian fees .................................................................................................................................................................. 191
Distribution fees - Class A ............................................................................................................................................... 7
Distribution fees - Class C ............................................................................................................................................... 13
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 148
Transfer agent fees - Class S ............................................................................................................................................ 905
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 205
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ..................................................................................................................................................................... 66
Miscellaneous .................................................................................................................................................................. 3 3
Expenses before reductions .............................................................................................................................................. 7,511
Expense reductions .......................................................................................................................................................... (3,317)
Net expenses ................................................................................................................................................................................
4,194
Net investment income (loss) .......................................................................................................................................................
30,630
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (28,872)
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. (4,660)
Foreign currency exchange contracts ............................................................................................................................... (3,866)
Credit default swap contracts ........................................................................................................................................... 269
Foreign currency-related transactions .............................................................................................................................. 38
Net realized gain (loss) ................................................................................................................................................................
(37,087)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 42,284
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 1,342
Foreign currency exchange contracts ............................................................................................................................... 223
Credit default swap contracts ........................................................................................................................................... (296)
Investment matured .......................................................................................................................................................... 987
Foreign currency-related transactions .............................................................................................................................. 283
Net change in unrealized appreciation (depreciation) ................................................................................................................. 44,826
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,739
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 38,369

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
400 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 30,630 $ 32,079
Net realized gain (loss) ....................................................................................................................... (37,087) (41,486)
Net change in unrealized appreciation (depreciation) ........................................................................ 44,826 (94,911)
Net increase (decrease) in net assets from operations .............................................................................. 38,369 (104,318)
Distributions
To shareholders
Class A .......................................................................................................................................... (119) (138)
Class C .......................................................................................................................................... (62) (92)
Class M ......................................................................................................................................... (3,090) (4,908)
Class S .......................................................................................................................................... (19,165) (28,937)
Class Y .......................................................................................................................................... (1,078) (170)
Net decrease in net assets from distributions ............................................................................................ (23,514) (34,245)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (124,986) 3,282
Total Net Increase (Decrease) in Net Assets ........................................................................
(110,131) (135,281)
Net Assets
Beginning of period .................................................................................................................................. 600,999 736,280
End of period .............................................................................................................................................
$ 490,868 $ 600,999

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 401
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 74 $ 595 118 $ 974
Proceeds from reinvestment of distributions 15 119 16 138
Payments for shares redeemed (90) (719) (94) (778)
Net increase (decrease)
(1) (5) 40 334
Class C
Proceeds from shares sold 16 127 9 78
Proceeds from reinvestment of distributions 8 62 11 92
Payments for shares redeemed (53) (422) (76) (635)
Net increase (decrease)
(29) (233) (56) (465)
Class M
Proceeds from shares sold 2,356 18,895 2,189 18,918
Proceeds from reinvestment of distributions 389 3,090 563 4,907
Payments for shares redeemed (7,007) (55,970) (2,856) (23,562)
Net increase (decrease)
(4,262) (33,985) (104) 263
Class S
Proceeds from shares sold 6,245 50,055 13,024 112,454
Proceeds from reinvestment of distributions 2,411 19,143 3,312 28,904
Payments for shares redeemed (24,828) (198,208) (17,935) (151,324)
Net increase (decrease)
(16,172) (129,010) (1,599) (9,966)
Class Y
Proceeds from shares sold 5,465 44,239 1,854 14,410
Proceeds from reinvestment of distributions 136 1,078 20 170
Payments for shares redeemed (882) (7,070) (177) (1,464)
Net increase (decrease)
4,719 38,247 1,697 13,116
Total increase (decrease)
(15,745) $ (124,986) (22) $ 3,282

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
402 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2023 7.70 .42 .0 9 .5 1 (.33) (.33)
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
Class C
October 31, 2023 7.63 .36 .09 .45 (.29) (.29)
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
Class M
October 31, 2023 7.73 .45 .0 8 .5 3 (.34) (.34)
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
Class S
October 31, 2023 7.74 .44 .09 .53 (.34) (.34)
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
Class Y
October 31, 2023 7.74 .4 5 .08 .5 3 (.34) (.34)
October 31, 2022 9.47 .41 (1.70) (1.29) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 403
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
7.8 8 6.63 2,897 1.61 1.01 5.3 0 55
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
7.79 5.88 1,571 2.36 1.76 4.53 55
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
7.9 2 6.94 50,885 1.36 .71 5.5 6 55
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
7.93 6.90 381,847 1.36 .76 5.52 55
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
7.9 3 6 . 96 53,668 1.16 .68 5.7 0 55
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
404 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 216,520
Administrative fees 20,543
Distribution fees 1,633
Shareholder servicing fees 339
Transfer agent fees 28,210
Trustee fees 3,662
$ 270,907
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 34,388 $ 509,431 $ 517,630 $ 4 $ 3 $ 26,196 $ 1,210 $ —
U.S. Cash Collateral Fund — 15,198 9,759 — — 5,439 29 —
$ 34,388 $ 524,629 $ 527,389 $ 4 $ 3 $ 31,635 $ 1,239 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 551,590,112 $ 15,348,292 $ (85,972,649) $ (70,624,3 57) $ 6,78 9, 363 $ (114,2 02 , 197 )
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 23,514,066 $ — $ — $ 34,245,359 $ — $ —
Total distributable earnings (losses)
$ (6)
Additional paid-in capital
6

Russell Investment Company
Long Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
406 Long Duration Bond Fund
Long Duration Bond Fund - Class M
‡
Total
Return
1 Year (3 .53)%
Inception* (3 .16)%§
Long Duration Bond Fund - Class S
‡‡
Total
Return
1 Year (3 .53)%
Inception* (3 .16 )%§
Long Duration Bond Fund - Class Y
Total
Return
1 Year (3 .53)%
Inception* (3 .16)%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0.36%
Inception* (2.61)%§
Long Duration Bond Fund Linked Benchmark
***
Total
Return
1 Year (0.86)%
Inception* (2.42)%§
Bloomberg Global Aggregate Bond Index (USD
Hedged)
****
Total
Return
1 Year 1.7 2%
Inception* (1.7 8 )%§

Russell Investment Company
Long Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Long Duration Bond Fund 407
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Long Duration Bond Fund (the “Fund”), including developing
the investment program for the Fund and managing the Fund’s
overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class Y Shares lost 3.53%. For the period of
September 11, 2023 (inception of the Classes) through October
31, 2023, the Fund’s Class M and S Shares each lost 6.21%.
This is compared to the Fund’s benchmark, the Bloomberg U.S.
Aggregate Bond Index, which gained 0.36% during the fiscal
year.
Effective October 1, 2023, to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic debt market, RIM changed the Fund’s
primary benchmark from the Bloomberg Global Aggregate
Bond Index (USD Hedged)to the Bloomberg U.S. Aggregate
Bond Index.
The Long Duration Bond Fund Linked Benchmark (the
“Secondary Benchmark”) represents the returns of the
Bloomberg Global Aggregate Bond Index (USD Hedged) from
November 1, 2022 through September 30, 2023 and the returns
of the ICE BofA 10-15 Year US Treasury Index from October
1, 2023 through October 31, 2023. The Secondary Benchmark
provides a means to compare the Fund’s annual return to a
secondary benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment
strategies. The Secondary Benchmark lost 0.86% during the
fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Global Bond Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 2.89%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their monetary tightening policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
The Bloomberg U.S. Corporate Bond Index posted a total
return of 2.77% for the fiscal year, while the Bloomberg U.S.
Corporate High Yield Index had a 6.23% total return. U.S.
Treasuries performed poorly over the fiscal year as yields rose;
the 10-Year Treasury yield increased from 4.10% to 4.88%.
How did the investment strategies and techniques
employed by the Fund affect its benchmark relative
performance?
Effective on or about September 13, 2023, the Fund changed
certain of its investment strategies. In connection with these changes, the Fund (i) changed its principal investment
strategies to invest principally in long duration bonds, as
defined by durations greater than 9 years, and no longer has a typical portfolio duration within one year of the duration of the Bloomberg Global Aggregate Bond Index; (ii) no longer
principally invests in debt securities that are rated below
investment grade (commonly referred to as “high yield” or
“junk bonds”); (iii) no longer principally invests in non-U.S.
debt securities; and (iv) increased its allocation to fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality and municipal
debt obligations and decreased its allocation to U.S. corporate debt securities.
Over the fiscal year and prior to the investment strategy change, the Fund’s general overweight to credit exposure was additive to relative performance as credit spreads tightened over the year. An overweight to investment grade corporate credit was additive during most of the period as credit spreads tightened.
This was offset by the September investment strategy transition, which removed credit exposure.
The Fund’s long duration positioning (in the U.S., Eurozone, and
UK) detracted during most of the period as rates increased in all regions over the year. This was exacerbated by the September investment strategy transition which added duration.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the Fund.

Russell Investment Company
Long Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
408 Long Duration Bond Fund
RIM’s Global Investment Grade Intelligent Credit positioning strategy, which screens securities based on the value within the
Bloomberg Global Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed
the Bloomberg Global Aggregate Bond Index up through the
investment strategy transition. The strategy outperformed due to its lower quality bias as lower quality cohorts (AAA, AA, and
A-rated bonds) underperformed BBB-rated bonds. This strategy was removed from the Fund following the investment strategy
transition.
RIM managed a Global Government positioning strategy, which
seeks to provide exposure to the non-corporate portion of the
Fund’s benchmark through the purchase of physical bonds and
use of derivatives such as bond futures and currency forwards, while also hedging the unintended risks (such as key rate and country-level duration exposures) created by the differential between the Fund’s allocation to corporate bonds versus non-
corporate bonds and the exposures of the Fund’s benchmark.
The strategy provided the desired exposure for the fiscal year.
With the transition of the Fund’s investment strategy, RIM
modified the strategy to seek to match the duration of the ICE
BofA 10-15 Year US Treasury Index.
RIM managed a currency factor strategy, which seeks to generate active returns through currency positioning to reduce the Fund’s reliance on traditional fixed income market risks. This strategy utilizes long and short positions in currency forward contracts to seek to achieve its objectives. The Fund’s currency factor strategy detracted.
After the transition of the Fund’s investment strategy, RIM
added an agency positioning strategy, which seeks to provide
U.S. agency exposure from securities in the Bloomberg US
Agency 10-20 Year Index. Additionally, RIM added a municipal strategy which invests in taxable municipal bonds within the
Bloomberg Taxable Municipal US Aggregate Eligible Long
Index.
During the fiscal year, RIM also implemented certain tactical positioning strategies through the use of derivatives. These strategies detracted from Fund performance. RIM also utilized interest rate derivatives to extend duration throughout the fiscal year, which detracted from performance. RIM also utilized
credit default swaps to tactically decrease credit risk as credit markets saw significant spread widening, which performed as
intended.
Describe any changes to the Fund’s structure.
Effective September 13, 2023, the Fund’s name was changed
from the Multifactor Bond Fund to the Long Duration Bond
Fund and the Fund changed its principal investment strategy as described above.
Additionally, effective October 1, 2023, to comply with new
regulations that require the Fund’s primary benchmark to
represent the overall applicable domestic debt market, the
Fund’s primary benchmark changed from the Bloomberg Global
Aggregate Bond Index (USD Hedged) to the Bloomberg U.S.
Aggregate Bond Index.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.

Russell Investment Company
Long Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Long Duration Bond Fund 409
* Assumes initial investment on November 13, 2019.
** Effective, October 1, 2023, RIM changed the Fund's primary benchmark from the Bloomberg Global Aggregate Bond Index (USD Hedged) to the
Bloomberg U.S. Aggregate Bond Index. Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.
*** The Long Duration Bond Linked Benchmark represents the returns of the Bloomberg Global Aggregate Bond Index (USD Hedged) through September 30,
2023 and the returns of the ICE BofA 10-15 Year US Treasury Index thereafter.
**** Bloomberg Global Aggregate Bond Index (USD Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Global Aggregate Bond Index, to USD. The index is 100% hedged to the USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index, the Bloomberg Global Aggregate Bond Index, measures the performance of the global investment grade, fixed-rate bond markets and includes government, government-related and corporate bonds, as well as asset-backed, mortgage-
backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
‡ The Fund’s performance inception date for Class M Shares was September 11, 2023. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class Y Shares.
‡‡ The Fund’s performance inception date for Class S Shares was September 11, 2023. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Long Duration Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
410 Long Duration Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 937.90 $ 1,023. 64
Expenses Paid During Period* $ 0.41 $ 1.58
* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the 50-day period annualized), multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period since inception). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.31% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 937.90 $ 1,022. 89
Expenses Paid During Period* $ 0.6 1 $ 2. 35
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the 50-day period annualized), multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period since inception). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.46% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
Long Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Long Duration Bond Fund 411
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 918.10 $ 1,023.89
Expenses Paid During Period* $ 1.26 $ 1.33
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
412 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.7%
Asset-Backed Securities - 0.3%
Louisiana Local Government
Environmental Facilities &
Community Development Auth
Series 2022-ELL Class A3
4.275% due 02/01/36 105 93
Series 2023-ELL Class A2
5.048% due 12/01/34 210 200
Oklahoma Development Finance
Authority
Series 2022-OGE Class A2
4.851% due 02/01/45 80 72
Series 2022-ONG Class A1
3.877% due 05/01/37 79 73
Series 2022-ONG Class A3
4.714% due 05/01/52 90 76
Series 2022-PSO Class A2
4.623% due 06/01/44 85 75
589
International Debt - 0.7%
Israel Government AID Bond
5.500% due 09/18/33 1,500 1,520
Municipal Bonds - 6.4%
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 69
5.939% due 02/15/47 55 53
8.084% due 02/15/50 120 146
Bay Area Toll Authority Revenue Bonds
6.918% due 04/01/40 65 70
6.263% due 04/01/49 190 196
7.043% due 04/01/50 130 146
6.907% due 10/01/50 70 78
3.126% due 04/01/55 55 33
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 89
California State University Revenue
Bonds
2.975% due 11/01/51 125 74
2.939% due 11/01/52 195 115
5.183% due 11/01/53 70 61
Chicago O'Hare International Airport
Revenue Bonds
4.472% due 01/01/49 100 82
4.572% due 01/01/54 75 61
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 230 242
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 98
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 105
5.263% due 10/01/52 75 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City of Riverside California Revenue
Bonds
3.857% due 06/01/45 190 148
City of San Antonio Electric & Gas
Systems Revenue Revenue Bonds
5.985% due 02/01/39 35 35
City Public Service Board of San
Antonio Texas Revenue Bonds
5.808% due 02/01/41 225 218
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 80
Commonwealth of Massachusetts
General Obligation Limited
2.663% due 09/01/39 49 36
5.456% due 12/01/39 120 115
2.514% due 07/01/41 235 154
2.900% due 09/01/49 85 53
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 81
County of Miami-Dade Water & Sewer
System Revenue Bonds
3.490% due 10/01/42 65 48
Dallas Area Rapid Transit Revenue
Bonds
2.613% due 12/01/48 420 253
Dallas Fort Worth International Airport
Revenue Bonds
4.087% due 11/01/51 195 147
4.507% due 11/01/51 160 128
Dallas/Fort Worth International Airport
Revenue Bonds
3.089% due 11/01/40 80 56
2.919% due 11/01/50 100 63
District of Columbia Water & Sewer
Authority Revenue Bonds
3.207% due 10/01/48 75 50
4.814% due 10/01/14 70 57
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 70
Golden State Tobacco Securitization
Corp. Revenue Bonds
2.746% due 06/01/34 285 217
4.214% due 06/01/50 110 72
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 180 111
Health & Educational Facilities
Authority of the State of Missouri
Revenue Bonds
3.652% due 08/15/57 310 209
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 33
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 35 38

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Los Angeles County Metropolitan
Transportation Authority Revenue
Bonds
5.735% due 06/01/39 175 172
Los Angeles Department of Water &
Power System Revenue Bonds
6.603% due 07/01/50 70 75
Los Angeles Unified School District
General Obligation Unlimited
5.750% due 07/01/34 155 154
6.758% due 07/01/34 180 190
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 93
Series 2022-ELL Class A4
4.475% due 08/01/39 155 135
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 255 172
Maryland Transportation Authority
Transportation Tax Revenue Bonds
5.888% due 07/01/43 65 63
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 90 88
Metropolitan Government of Nashville
& Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 55 57
Metropolitan Transportation Authority
Revenue Bonds
5.871% due 11/15/39 75 71
6.668% due 11/15/39 60 60
7.336% due 11/15/39 120 134
6.814% due 11/15/40 95 96
5.175% due 11/15/49 100 82
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 98
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 25 18
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 64
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 170 173
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 92
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 300 337
7.102% due 01/01/41 270 295
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.508% due 08/01/37 65 62
5.572% due 11/01/38 65 63
New York City Water & Sewer System
Revenue Bonds
5.750% due 06/15/41 75 72
5.724% due 06/15/42 65 62
5.440% due 06/15/43 70 65
5.882% due 06/15/44 75 73
New York State Dormitory Authority
Revenue Bonds
2.202% due 03/15/34 175 128
5.628% due 03/15/39 85 83
5.600% due 03/15/40 60 58
4.946% due 08/01/48 (µ) 90 73
New York State Thruway Authority
Revenue Bonds
3.500% due 01/01/42 65 48
New York State Urban Development
Corp. Revenue Bonds
5.770% due 03/15/39 75 74
North Texas Tollway Authority Revenue
Bonds
6.718% due 01/01/49 110 120
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 100 86
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 255 171
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 101
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 63
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 110
4.031% due 09/01/48 75 56
4.926% due 10/01/51 155 133
5.072% due 07/15/53 85 75
4.458% due 10/01/62 300 232
4.810% due 10/15/65 85 71
3.287% due 08/01/69 85 49
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 53
Regents of the University of California
Medical Center Pooled  Revenue
Bonds
6.548% due 05/15/48 90 95
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.583% due 05/15/49 60 63
4.563% due 05/15/53 120 95
3.256% due 05/15/60 155 90
Rutgers The State University of New
Jersey Revenue Bonds
3.270% due 05/01/43 300 216

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
414 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sales Tax Securitization Corp. Revenue
Bonds
3.820% due 01/01/48 75 55
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 69
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 71
San Jose Redevelopment Agency
Successor Agency Tax Allocation
3.375% due 08/01/34 65 55
State of California General Obligation
Unlimited
5.125% due 03/01/38 80 73
4.600% due 04/01/38 210 183
7.550% due 04/01/39 425 485
7.300% due 10/01/39 440 485
7.350% due 11/01/39 125 138
7.625% due 03/01/40 175 199
7.600% due 11/01/40 305 349
State of Illinois General Obligation
Unlimited
6.630% due 02/01/35 88 87
7.350% due 07/01/35 47 48
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 210 145
State of Mississippi General Obligation
Unlimited
5.245% due 11/01/34 165 161
State of Oregon Department of
Transportation Revenue Bonds
5.834% due 11/15/34 30 30
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 180 173
4.681% due 04/01/40 70 64
3.211% due 04/01/44 155 111
State of Washington General Obligation
Unlimited
5.140% due 08/01/40 75 68
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 270 261
5.169% due 04/01/41 255 236
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 103
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 120 74
The Ohio State University Revenue
Bonds
4.910% due 06/01/40 115 102
University of California Revenue Bonds
5.770% due 05/15/43 115 111
5.946% due 05/15/45 160 156
4.858% due 05/15/12 130 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
University of Michigan Revenue Bonds
2.437% due 04/01/40 85 55
3.599% due 04/01/47 75 58
2.562% due 04/01/50 85 48
3.504% due 04/01/52 125 85
4.048% due 04/01/52 85 65
4.454% due 04/01/22 190 138
University of Nebraska Facilities Corp.
Revenue Bonds
3.037% due 10/01/49 215 141
University of Texas System (The)
Revenue Bonds
4.794% due 08/15/46 70 62
3.354% due 08/15/47 220 152
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 27
2.584% due 11/01/51 95 54
14,797
United States Government Agencies - 16.7%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 596 393
3.650% due 04/01/39 1,459 1,104
1.950% due 08/13/40 364 205
3.700% due 03/24/42 2,174 1,581
Federal Home Loan Banks
4.000% due 06/30/28 100 96
4.875% due 09/10/32 2,450 2,364
1.625% due 08/03/35 700 463
2.375% due 06/23/36 575 393
5.500% due 07/15/36 4,640 4,738
2.300% due 08/18/36 295 199
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 800 863
5.565% due 09/15/36 3,074 1,530
5.691% due 11/15/38 200 87
4.063% due 11/15/38 3,708 1,612
Federal National Mortgage Association
6.250% due 05/15/29 100 106
7.125% due 01/15/30 100 110
7.250% due 05/15/30 100 112
0.875% due 08/05/30 296 224
6.625% due 11/15/30 100 108
5.625% due 07/15/37 3,127 3,220
6.210% due 08/06/38 1,470 1,585
Tennessee Valley Authority
7.125% due 05/01/30 1,000 1,105
4.700% due 07/15/33 300 286
4.650% due 06/15/35 973 909
5.880% due 04/01/36 4,240 4,399
5.500% due 06/15/38 1,413 1,412
5.250% due 09/15/39 6,054 5,702
3.500% due 12/15/42 2,927 2,169
4.875% due 01/15/48 1,300 1,143
38,218

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Government Treasuries - 69.6%
United States Treasury Notes
4.500% due 02/15/36 38,810 37,397
4.750% due 02/15/37 24,460 24,000
5.000% due 05/15/37 31,775 31,818
4.375% due 02/15/38 33,200 30,914
4.500% due 05/15/38 37,785 35,524
159,653
Total Long-Term Investments
(cost $230,285) 214,777
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 10,534,962(∞) 10,532
Total Short-Term Investments
(cost $10,532) 10,532
Total Investments - 98.3%
(identified cost $240,817) 225,309
Other Assets and Liabilities,
Net - 1.7%
3,922
Net Assets - 100.0%
229,231

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
416 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 2 Year Treasury Note Futures 52 USD 10,526 12/23
(40)
United States 5 Year Treasury Note Futures 2 USD 209 12/23
(3)
Unites States 10 Year Treasury Notes Futures 39 USD 4,244 12/23 (145)
United States Treasury Long Bond Futures 34 USD 3,721 12/23
(93)
Short Positions
United States 10 Year Treasury Note Futures 59 USD 6,264 12/23
205
United States Treasury Long Bond Futures 1 USD 110 12/23 9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (67)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,078 CHF 960 11/08/23 (23)
Citigroup USD 694 GBP 575 11/08/23 4
Citigroup CHF 960 USD 1,046 11/08/23 (10)
Royal Bank of Canada USD 519 CAD 710 11/08/23 (7)
Royal Bank of Canada CAD 710 USD 518 11/08/23 6
Royal Bank of Canada EUR 249 USD 266 11/08/23 2
Royal Bank of Canada GBP 575 USD 703 11/08/23 5
Royal Bank of Canada NZD 880 USD 515 11/08/23 2
Royal Bank of Canada SEK 17 USD 2 11/08/23 —
State Street USD 261 EUR 249 11/08/23 2
State Street USD 1,044 JPY 155,898 11/08/23 (14)
State Street USD 519 NZD 880 11/08/23 (7)
State Street USD 2 SEK 17 11/08/23 —
State Street JPY 155,898 USD 1,051 11/08/23 22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (18)

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 417
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 589 $ —
$ —
$ 589 0 .3
International Debt — 1,520 —
—
1,520 0 .7
Municipal Bonds — 14,797 —
—
14,797 6 .4
United States Government Agencies — 38,218 —
—
38,218 16 .7
United States Government Treasuries — 159,653 —
—
159,653 69 .6
Short-Term Investments — — — 10,532 10,532 4 .6
Total Investments — 214,777 — 10,532 225,309 98 .3
Other Assets and Liabilities, Net
1 .7
100 .0
Other Financial Instruments
Assets
Futures Contracts 214 — — — 214 0 .1
Foreign Currency Exchange Contracts — 43 — — 43 —
*
A
Liabilities
Futures Contracts (281) — — — (281) (0 .1)
Foreign Currency Exchange Contracts — (61) — — (61) (—)
*
Total Other Financial Instruments
**
$ (67) $ (18) $ — $ — $ (85)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Israel ...................................................................................................
1,520
United States ......................................................................................
223,789
Total Investments ............................................................................... 225,309

See accompanying notes which are an integral part of the financial statements.
418 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 43 $ —
Variation margin on futures contracts* — 214
Total
$ 43 $ 214
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 281
Unrealized depreciation on foreign currency exchange contracts 61 —
Total
$ 61 $ 281
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (1,493)
Credit default swap contracts (23) — —
Foreign currency exchange contracts — (193) —
Total
$ (23) $ (193) $ (1,493)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 47
Foreign currency exchange contracts — (317) —
Total
$ — $ (317) $ 47
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 419
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 43 $ — $ 43
Total Financial and Derivative Assets
43 — 43
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 43 $ — $ 43
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received Net Amount
Citigroup
$ 4 $ 4 $ — $ —
Royal Bank of Canada
15 7 — 8
State Street
24 21 — 3
Total
$ 43 $ 32 $ — $ 11

Russell Investment Company
Long Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
420 Long Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 61 $ — $ 61
Total Financial and Derivative Liabilities
61 — 61
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 61 $ — $ 61
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged Net Amount
Citigroup $ 33 $ 4 $ — $ 29
Royal Bank of Canada 7 7 — —
State Street 21 21 — —
Total
$ 61 $ 32 $ — $ 29
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 421
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 240,817
Investments, at fair value(>) ........................................................................................................................................................
225,309
Cash .............................................................................................................................................................................................. 513
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 43
Receivables:
Dividends and interest ...................................................................................................................................................... 3,132
Dividends from affiliated funds ....................................................................................................................................... 50
Fund shares sold ............................................................................................................................................................... 122
From affiliates .................................................................................................................................................................. 3
From broker(a) ................................................................................................................................................................. 539
Prepaid expenses .......................................................................................................................................................................... 33
Total assets ...............................................................................................................................................................
229,744
Liabilities
Payables:
Due to broker (b) .............................................................................................................................................................. 13
Fund shares redeemed ...................................................................................................................................................... 214
Accrued fees to affiliates .................................................................................................................................................. 28
Other accrued expenses .................................................................................................................................................... 130
Variation margin on futures contracts .............................................................................................................................. 67
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 61
Total liabilities ...........................................................................................................................................................
513
Net Assets ...............................................................................................................................................................
$ 229,231

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
422 Long Duration Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (21,922)
Shares of beneficial interest .........................................................................................................................................................
310
Additional paid-in capital ............................................................................................................................................................
250 , 843
Net Assets ...............................................................................................................................................................
$ 229,231
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 7.40
Class M — Net assets .......................................................................................................................................................... $ 47,202,003
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,381,453
Net asset value per share: Class S (#) .......................................................................................................................................... $ 7.40
Class S — Net assets ............................................................................................................................................................ $ 97,194,474
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 13,143,185
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 7.40
Class Y — Net assets ........................................................................................................................................................... $ 84,834,904
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,468,049
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 10,532
(a)     Receivable from Broker for Futures $ 539
(b)     Due to Broker for Futures $ 13
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 423
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 262
Interest .............................................................................................................................................................................. 1,838
Total investment income ..............................................................................................................................................................
2,100
Expenses
Advisory fees ................................................................................................................................................................... 79
Administrative fees .......................................................................................................................................................... 25
Custodian fees .................................................................................................................................................................. 104
Transfer agent fees - Class M(1) ...................................................................................................................................... 12
Transfer agent fees - Class S(1) ....................................................................................................................................... 25
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 122
Registration fees ............................................................................................................................................................... 58
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 3
Miscellaneous .................................................................................................................................................................. 12
Expenses before reductions .............................................................................................................................................. 443
Expense reductions .......................................................................................................................................................... (277)
Net expenses ................................................................................................................................................................................
166
Net investment income (loss) .......................................................................................................................................................
1,934
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (5,028)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (1,493)
Foreign currency exchange contracts ............................................................................................................................... (193)
Credit default swap contracts ........................................................................................................................................... (23)
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
(6,737)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (9,638)
Futures contracts .............................................................................................................................................................. 47
Foreign currency exchange contracts ............................................................................................................................... (317)
Foreign currency-related transactions .............................................................................................................................. 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. (9,907)
Net realized and unrealized gain (loss) ........................................................................................................................................ (16,644)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (14,710)
(1)      For the period September 11, 2023 (inception date) to October 31, 2023.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
424 Long Duration Bond Fund
(1)      For the period September 11, 2023 (inception date) to October 31, 2023.
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,934 $ 489
Net realized gain (loss) ....................................................................................................................... (6,737) 600
Net change in unrealized appreciation (depreciation) ........................................................................ (9,907) (5,934)
Net increase (decrease) in net assets from operations .............................................................................. (14,710) (4,845)
Distributions
To shareholders
Class Y .......................................................................................................................................... (1,949) (1,997)
Net decrease in net assets from distributions ............................................................................................ (1,949) (1,997)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 219,372 (6,001)
Total Net Increase (Decrease) in Net Assets ........................................................................
202,713 (12,843)
Net Assets
Beginning of period .................................................................................................................................. 26,518 39,361
End of period .............................................................................................................................................
$ 229,231 $ 26,518
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class M(1)
Proceeds from shares sold 6,509 $ 51,349 — $ —
Payments for shares redeemed (127) (962) — —
Net increase (decrease)
6,382 50,387 — —
Class S(1)
Proceeds from shares sold 13,534 106,682 — —
Payments for shares redeemed (391) (2,967) — —
Net increase (decrease)
13,143 103,715 — —
Class Y
Proceeds from shares sold 10,260 81,054 58 516
Proceeds from reinvestment of distributions 245 1,949 207 1,997
Payments for shares redeemed (2,247) (17,733) (941) (8,514)
Net increase (decrease)
8,258 65,270 (676) (6,001)
Total increase (decrease)
27,783 $ 219,372 (676) $ (6,001)

Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
426 Long Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class M
October 31, 2023(
ſ)
7.89 .33 (.82) (.49) — —
Class S
October 31, 2023(
ſ)
7.89 .32 (.81) (.49) — —
Class Y
October 31, 2023 8.26 .26 (.51) (.25) (.61) —
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(ȸ) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 427
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
— 7.40 ( 6 . 21 ) 47,202 .57 .31 4.3 7 84
— 7.40 (6 . 21 ) 97,194 .5 8 .4 6 4.1 9 84
(.61) 7.40 (3.53) 84,835 .98 .26 3.3 1 84
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
428 Long Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Administrative fees $ 9,559
Transfer agent fees 18,503
$ 28,062
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,029 $ 302,687 $ 293,187 $ 3 $ — $ 10,532 $ 262 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 240,568,435 $ 210,581 $ (15,469,978) $ (15,259,397) $ — $ (6,591,201)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,831,696 $ — $ 117,777 $ 1,898,088 $ 98,627 $ —
Total distributable earnings (losses)
$ 425
Additional paid-in capital
(425)

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
430 Strategic Bond Fund
Strategic Bond Fund - Class A
‡
Total
Return
1 Year (4 .58)%
5 Years (1 .20)%§
10 Years 0 .15%§
Strategic Bond Fund - Class C
Total
Return
1 Year (1 .51)%
5 Years (1 .18)%§
10 Years (0 .22)%§
Strategic Bond Fund - Class M
‡‡
Total
Return
1 Year (0 .45)%
5 Years (0 .08)%§
10 Years 0 .85%§
Strategic Bond Fund - Class R6
‡‡‡
Total
Return
1 Year (0 .45)%
5 Years (0 .07)%§
10 Years 0 .91%§
Strategic Bond Fund - Class S
Total
Return
1 Year (0 .61)%
5 Years (0 .17)%§
10 Years 0 .80%§
Strategic Bond Fund - Class Y
Total
Return
1 Year (0 .44)%
5 Years (0 .03)%§
10 Years 0 .94%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0 .36%
5 Years (0 .06)%§
10 Years 0 .88%§

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Strategic Bond Fund 431
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 0.84%, 1.51%, 0.45%, 0.45%, 0.61% and
0.44%, respectively. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which gained
0.36% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core-
Plus Bond Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 0.43%. This return serves as a peer comparison
and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”).
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their monetary tightening policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to spread sectors added to performance as credit spreads largely tightened. The Bloomberg U.S. Corporate
Bond Index posted a total return of 2.77% for the fiscal year, while the Bloomberg U.S. Corporate High Yield Index had a
6.23% total return. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 4.10% to 4.88%.
The Fund carried a long duration position over the fiscal year, which detracted from performance as rates rose across the
global yield curve. The Fund entered the fiscal year overweight in high-yield corporate credit and underweight in treasuries.
Sector positioning was held relatively steady throughout the fiscal year. The exposure to spread sectors was additive over the year, with an overweight to lower quality investment grade corporates contributing positively.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Western Asset
Management Company LLC and Western Asset Management
Company Limited (“Western”) underperformed both the Fund’s
benchmark and its RIM-assigned benchmark. Western’s Credit
Suisse Additional Tier 1 exposure and long duration position detracted from performance.
RBC Global Asset Management (UK) Limited (“RBC”)
outperformed the Fund’s benchmark for the portion of the fiscal year in which it was a money manager for the Fund. RBC’s
tactical rotation across rates, credit, and currency contributed positively to performance. Short positions in U.S. rates and a long position in the U.S. dollar were the largest contributors to their benchmark relative performance.
Schroder Investment Management North America Inc.
(“Schroder”) outperformed the Fund’s benchmark during the
fiscal year. Schroder’s short duration position and overweight to asset-backed securities and commercial mortgage-backed
securities were strong contributors over the year.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired exposures for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed
the Fund’s benchmark and its RIM-assigned benchmark

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
432 Strategic Bond Fund
(Bloomberg U.S. Corporates Investment Grade Index). The
strategy is a credit beta strategy with a defensive nature; as credit rallied in the last quarter of 2022, a shorter active duration times spread versus the RIM-assigned benchmark caused the
strategy to underperform.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed its RIM-assigned benchmark (Bloomberg U.S.
Government Bond Index) and provided the intended government
exposure.
RIM also managed a U.S. Fallen Angels positioning strategy that invests in investment grade bonds of U.S. issuers downgraded to sub-investment grade, which tend to have lower prices. The strategy outperformed the Fund’s benchmark for the fiscal year;
a shorter duration was positive for the strategy.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies both detracted during the fiscal year.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. However, derivatives were used to implement a steepening bias in the portfolio, which benefitted from the rates curve steepening towards the end of the fiscal year. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In March 2023, RIM hired RBC Global Asset Management
(UK) Limited and terminated BlueBay Asset Management LLP
as a money manager for the Fund. Additionally, allocations to money manager strategies were adjusted.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
RBC Global Asset Management (UK)
Limited Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company LLC
and Western Asset Management Company
Limited Sector Specialist

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Strategic Bond Fund 433
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
434 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 929.10 $ 1,020.97
Expenses Paid During Period* $ 4.08 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 926.10 $ 1,017.19
Expenses Paid During Period* $ 7.72 $ 8.08
* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 931.10 $ 1,022.84
Expenses Paid During Period* $ 2.29 $ 2.40
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Strategic Bond Fund 435
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 931.30 $ 1,022.89
Expenses Paid During Period* $ 2.24 $ 2.35
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 931.00 $ 1,022.33
Expenses Paid During Period* $ 2.77 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 931.20 $ 1,023.04
Expenses Paid During Period* $ 2.09 $ 2.19
* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
436 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.7%
Asset-Backed Securities - 4.3%
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 3,086 2,977
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 4,461 4,418
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 5,231 5,218
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,468
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,069
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 315 314
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,897 6,860
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,768
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,507 2,588
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,014 2,313
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,300 2,213
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,088 3,072
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 394 453
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 124 123
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.270% due 09/25/35 (~)(Ê)(Þ) 215 212
Magnetite XVII, Ltd.
Series 2018-17A Class BR
7.138% due 07/20/31 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 250 246
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,565 1,565
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 418 408
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 252 227
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,856 1,736
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 3,987 3,922
Renew Financial Group LLC
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 403 369
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,433 2,283
Verizon Master Trust
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 9,929 9,773
86,595
Corporate Bonds and Notes - 22.6%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 560 488
4.050% due 11/21/39 420 328
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,325
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,067
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 470 418
Air Lease Corp.
3.375% due 07/01/25 590 560
1.875% due 08/15/26 90 80
5.850% due 12/15/27 560 547
5.300% due 02/01/28 250 239
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 950 925
2.850% due 01/26/28 (Þ) 3,397 2,834
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 168 160
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 02/15/28 (Þ) 370 354
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 500 474
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 300 211
3.000% due 05/18/51 380 201
Ally Financial, Inc.
8.000% due 11/01/31 1,752 1,701
Altria Group, Inc.
4.800% due 02/14/29 92 86
2.450% due 02/04/32 2,675 1,952
3.400% due 02/04/41 230 141
3.875% due 09/16/46 260 161
5.950% due 02/14/49 577 489
Amazon.com, Inc.
2.100% due 05/12/31 270 213
3.600% due 04/13/32 140 122
3.950% due 04/13/52 110 80
Series WI
3.875% due 08/22/37 110 90
Amcor PLC
Series WI
3.625% due 04/28/26 2,000 1,884
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 240 254
5.500% due 04/20/26 (Þ) 417 405
7.250% due 02/15/28 (Ñ)(Þ) 580 539
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 327 315
Series A
2.875% due 07/11/34 2,657 2,140
Series AA
3.575% due 01/15/28 1,786 1,627
Series AA Class AA
3.650% due 02/15/29 7,926 7,091
American Express Co.
5.625% due 07/28/34 (SOFR +
1.930%)(Ê) 240 219
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 170 133
American Tower Trust #1
5.490% due 03/15/28 (Þ) 4,095 4,021
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 110 85
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 313
Ameriprise Financial, Inc.
5.150% due 05/15/33 370 342
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 260 184
3.833% due 03/11/51 (Þ) 220 114
Amgen, Inc.
4.400% due 05/01/45 180 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 03/02/53 320 281
5.750% due 03/02/63 200 173
Series WI
4.663% due 06/15/51 110 84
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 180 181
Apache Corp.
7.750% due 12/15/29 10 10
5.100% due 09/01/40 451 350
4.750% due 04/15/43 100 70
4.250% due 01/15/44 120 74
Apple, Inc.
3.850% due 08/04/46 1,082 811
2.650% due 05/11/50 100 58
Ares Capital Corp.
4.250% due 03/01/25 778 749
3.250% due 07/15/25 2,917 2,735
Arthur J Gallagher & Co.
6.500% due 02/15/34 440 437
AT&T, Inc.
6.950% due 01/15/28 950 953
4.500% due 05/15/35 130 108
4.800% due 06/15/44 251 192
Series WI
2.550% due 12/01/33 120 86
6.375% due 03/01/41 140 132
3.500% due 09/15/53 30 18
3.550% due 09/15/55 10 6
3.800% due 12/01/57 640 385
Avangrid, Inc.
3.200% due 04/15/25 1,453 1,391
Avery Dennison Corp.
2.650% due 04/30/30 1,875 1,506
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 380 374
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 3,719 3,507
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 330 308
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 640 491
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 200 148
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,000 766
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 550 474
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,090 777
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 240 159
Series MTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
438 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 110 100
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 70 62
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 200 164
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 840 619
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 6
4.330% due 03/15/50 (CME Term
SOFR 3 Month + 1.782%)(Ê) 10 7
BAT Capital Corp.
Series WI
3.557% due 08/15/27 56 51
Becton Dickinson and Co.
4.685% due 12/15/44 70 56
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 3,955 3,774
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 420 403
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 500 481
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 420 421
6.625% due 07/15/26 (Þ) 300 294
Boardwalk Pipelines, LP
4.450% due 07/15/27 1,887 1,769
Boeing Co. (The)
4.875% due 05/01/25 440 432
2.196% due 02/04/26 350 322
2.700% due 02/01/27 30 27
2.800% due 03/01/27 150 135
3.200% due 03/01/29 160 138
5.150% due 05/01/30 480 450
3.250% due 02/01/35 230 170
5.705% due 05/01/40 220 195
3.750% due 02/01/50 50 32
3.950% due 08/01/59 350 216
5.930% due 05/01/60 40 34
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 120 104
BP Capital Markets America, Inc.
3.000% due 02/24/50 200 118
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 2,559 1,681
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 145
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 66
Series WI
3.900% due 02/20/28 1,305 1,227
Broadcom, Inc.
4.000% due 04/15/29 (Þ) 2,297 2,052
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.187% due 11/15/36 (Þ) 470 326
Series WI
3.875% due 01/15/27 1,896 1,772
Buckeye Partners, LP
3.950% due 12/01/26 601 548
4.125% due 12/01/27 198 172
5.850% due 11/15/43 236 167
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 160 127
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 80 59
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 509 477
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 2,785
Series .
7.914% due 10/30/31 (SOFR +
3.070%)(Ê) 510 510
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,143 1,743
Carrier Global Corp.
Series WI
2.493% due 02/15/27 3,894 3,485
2.700% due 02/15/31 20 16
3.577% due 04/05/50 110 69
CCO Holdings LLC / CCO Holdings
Capital Corp.
Series WI
4.500% due 05/01/32 510 390
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,113
Centene Corp.
Series WI
4.250% due 12/15/27 170 156
4.625% due 12/15/29 150 134
3.375% due 02/15/30 90 74
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 210 194
4.500% due 04/01/44 340 266
5.300% due 04/01/53 20 18
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 2,401 2,288
Charles Schwab Corp. (The)
2.000% due 03/20/28 100 84
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 310 298
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 150 138
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 480 450
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ)(Ñ) 580 551

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 370 253
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 240 194
5.050% due 03/30/29 240 222
3.500% due 06/01/41 70 42
3.500% due 03/01/42 260 154
3.850% due 04/01/61 130 69
3.950% due 06/30/62 120 64
Series WI
4.908% due 07/23/25 3,863 3,777
6.384% due 10/23/35 70 63
6.484% due 10/23/45 60 50
6.834% due 10/23/55 80 68
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 2,169 2,093
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 160 124
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,435 1,311
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 880 854
6.750% due 04/15/29 (Þ) 410 401
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 200 196
Cigna Corp.
2.400% due 03/15/30 90 73
3.200% due 03/15/40 150 102
Series WI
4.375% due 10/15/28 500 467
4.800% due 08/15/38 70 59
Cimarex Energy Co.
4.375% due 03/15/29 500 399
Citigroup, Inc.
2.014% due 01/25/26 (SOFR +
0.694%)(Ê) 702 663
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 3,073 2,933
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 265
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 140 115
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 266
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 330 250
8.125% due 07/15/39 555 626
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 150 144
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 530 413
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 3,079 2,852
Clorox Co. (The)
1.800% due 05/15/30 240 185
Coca-Cola Co. (The)
4.125% due 03/25/40 120 97
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 1,857 1,812
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 80 80
6.042% due 08/15/28 (Þ) 300 295
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 270 256
6.544% due 11/15/53 (Þ) 70 64
Comcast Corp.
3.400% due 04/01/30 130 113
4.250% due 10/15/30 30 27
7.050% due 03/15/33 410 436
3.200% due 07/15/36 2,585 1,908
3.250% due 11/01/39 50 34
3.750% due 04/01/40 70 51
3.400% due 07/15/46 50 32
4.000% due 03/01/48 90 63
Series WI
2.887% due 11/01/51 23 13
2.937% due 11/01/56 109 58
2.987% due 11/01/63 334 171
Comerica, Inc.
3.800% due 07/22/26 3,053 2,765
CommonSpirit Health
2.782% due 10/01/30 100 80
3.910% due 10/01/50 150 100
Commonwealth Edison Co.
6.450% due 01/15/38 270 270
Conagra Brands, Inc.
4.600% due 11/01/25 2,759 2,679
ConocoPhillips Co.
5.050% due 09/15/33 620 578
Constellation Brands, Inc.
3.500% due 05/09/27 2,464 2,278
Constellation Energy Generation LLC
3.250% due 06/01/25 2,094 2,004
6.125% due 01/15/34 320 309
Consumers Energy Co.
2.500% due 05/01/60 64 31
Continental Resources, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
440 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.268% due 11/15/26 (Þ) 300 266
2.875% due 04/01/32 (Þ) 160 118
Series WI
4.375% due 01/15/28 190 175
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 220 205
4.375% due 03/15/29 250 229
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 509 517
CVS Health Corp.
3.625% due 04/01/27 150 139
4.300% due 03/25/28 91 85
3.250% due 08/15/29 75 65
3.750% due 04/01/30 140 122
5.250% due 01/30/31 380 358
2.125% due 09/15/31 260 194
4.780% due 03/25/38 2,841 2,350
4.125% due 04/01/40 110 81
DCP Midstream Operating, LP
3.250% due 02/15/32 210 165
6.450% due 11/03/36 (Þ) 200 191
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 130 141
Delta Air Lines, Inc.
7.375% due 01/15/26 120 121
3.750% due 10/28/29 70 60
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 233 227
4.750% due 10/20/28 (Þ) 390 367
Devon Energy Corp.
5.850% due 12/15/25 210 209
7.875% due 09/30/31 20 21
5.600% due 07/15/41 280 238
5.000% due 06/15/45 190 146
Series WI
5.250% due 10/15/27 91 88
5.875% due 06/15/28 419 412
4.500% due 01/15/30 170 151
Diamondback Energy, Inc.
3.500% due 12/01/29 550 481
4.400% due 03/24/51 240 170
Discover Bank
Series BKNT
3.450% due 07/27/26 2,900 2,625
Discover Financial Services
4.100% due 02/09/27 2,864 2,571
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 190 160
DPL, Inc.
Series AI
4.350% due 04/15/29 499 407
DR Horton, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 10/15/25 3,677 3,448
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 498
DTE Energy Co.
2.850% due 10/01/26 1,950 1,791
Duke Energy Carolinas LLC
4.950% due 01/15/33 160 148
6.100% due 06/01/37 420 408
Duke Energy Indiana LLC
5.400% due 04/01/53 70 60
Series YYY
3.250% due 10/01/49 290 173
Duke Energy Ohio, Inc.
2.125% due 06/01/30 100 78
5.250% due 04/01/33 70 66
Edison International
4.950% due 04/15/25 140 137
5.750% due 06/15/27 3,500 3,441
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 197
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 310 276
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 740 768
Elevance Health, Inc.
4.100% due 05/15/32 270 234
5.500% due 10/15/32 210 201
4.375% due 12/01/47 40 30
Eli Lilly & Co.
4.950% due 02/27/63 130 111
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 1,745
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 115
Energy Transfer Operating, LP
4.200% due 04/15/27 864 809
6.400% due 12/01/30 660 653
Energy Transfer, LP
2.900% due 05/15/25 100 95
5.500% due 06/01/27 110 107
8.250% due 11/15/29 260 281
3.750% due 05/15/30 380 325
5.300% due 04/01/44 50 39
6.250% due 04/15/49 80 70
Series 10Y
4.950% due 06/15/28 160 151
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 870 785
Series G

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 170 141
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 172
EnLink Midstream Partners, LP
4.850% due 07/15/26 575 541
5.050% due 04/01/45 347 249
5.450% due 06/01/47 93 70
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,030 922
Enterprise Products Operating LLC
4.150% due 10/16/28 50 46
2.800% due 01/31/30 220 184
7.550% due 04/15/38 40 44
5.700% due 02/15/42 140 128
4.850% due 03/15/44 90 75
3.700% due 01/31/51 150 100
3.300% due 02/15/53 70 43
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 750 637
Series D
6.875% due 03/01/33 670 706
EOG Resources, Inc.
4.375% due 04/15/30 120 111
4.950% due 04/15/50 10 8
EPR Properties Co.
4.500% due 04/01/25 1,574 1,518
4.500% due 06/01/27 2,539 2,241
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 50 50
Series 30Y
6.500% due 07/15/48 399 337
EQT Corp.
3.125% due 05/15/26 (Þ) 250 232
3.900% due 10/01/27 140 129
3.625% due 05/15/31 (Þ) 110 91
Equifax, Inc.
2.350% due 09/15/31 170 126
Equinix, Inc.
1.450% due 05/15/26 4,123 3,682
Equities Corp.
6.125% due 02/01/25 216 215
Extra Space Storage, LP
3.900% due 04/01/29 130 115
Exxon Mobil Corp.
4.114% due 03/01/46 130 99
4.327% due 03/19/50 60 46
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,104
Ferguson PLC
4.500% due 10/24/28 (Þ) 2,435 2,265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 360 349
Series BKNT
3.850% due 03/15/26 2,141 1,973
First Horizon National Corp.
4.000% due 05/26/25 3,888 3,617
FirstEnergy Corp.
2.050% due 03/01/25 259 243
Series A
1.600% due 01/15/26 343 309
Series B
3.900% due 07/15/27 453 419
2.250% due 09/01/30 371 286
Series C
4.850% due 07/15/47 295 245
3.400% due 03/01/50 497 301
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 342
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 800 594
Florida Power & Light Co.
3.150% due 10/01/49 150 91
Flowers Foods, Inc.
2.400% due 03/15/31 2,878 2,203
Ford Holdings LLC
9.300% due 03/01/30 266 285
Ford Motor Co.
6.950% due 03/06/26 360 361
6.625% due 10/01/28 117 116
7.450% due 07/16/31 (Ñ) 326 329
4.750% due 01/15/43 1,329 923
7.400% due 11/01/46 84 79
5.291% due 12/08/46 274 199
Ford Motor Credit Co. LLC
5.125% due 06/16/25 540 525
4.125% due 08/17/27 280 254
5.113% due 05/03/29 434 395
Series GMTN
4.389% due 01/08/26 548 519
Fox Corp.
6.500% due 10/13/33 290 283
Series WI
5.476% due 01/25/39 180 149
Freeport-McMoRan, Inc.
5.400% due 11/14/34 300 265
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 335
FS KKR Capital Corp.
3.400% due 01/15/26 2,811 2,571
General Dynamics Corp.
4.250% due 04/01/40 290 235
4.250% due 04/01/50 80 62
General Motors Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
442 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 10/01/25 310 309
5.600% due 10/15/32 (Ñ) 210 192
6.250% due 10/02/43 100 86
5.200% due 04/01/45 1,579 1,174
6.750% due 04/01/46 40 36
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,060 946
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 3,530 3,467
Georgia Power Co.
3.250% due 03/30/27 2,039 1,874
Gilead Sciences, Inc.
5.250% due 10/15/33 400 379
5.650% due 12/01/41 110 102
Global Marine, Inc.
7.000% due 06/01/28 522 437
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,118
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 3,051 2,809
Goldman Sachs Group, Inc. (The)
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 3,779 3,505
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 360 330
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 320 287
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 120 110
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,230 913
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 130 128
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,765
H.B. Fuller Co.
4.000% due 02/15/27 229 207
HCA, Inc.
4.500% due 02/15/27 2,770 2,620
5.500% due 06/01/33 410 374
5.125% due 06/15/39 120 99
Heico Corp.
5.250% due 08/01/28 770 743
Hess Corp.
4.300% due 04/01/27 3,730 3,569
5.600% due 02/15/41 231 214
Home Depot, Inc. (The)
5.875% due 12/16/36 2,016 1,996
3.300% due 04/15/40 150 106
Howmet Aerospace, Inc.
5.900% due 02/01/27 108 106
6.750% due 01/15/28 2,267 2,268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/01/37 65 59
Humana, Inc.
5.875% due 03/01/33 240 233
8.150% due 06/15/38 1,841 2,027
4.625% due 12/01/42 80 63
4.950% due 10/01/44 90 72
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 440 423
Huntsman International LLC
4.500% due 05/01/29 1,992 1,782
ILFC E-Capital Trust I
7.209% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 650 478
ILFC E-Capital Trust II
7.459% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 750 558
Ingersoll Rand, Inc.
5.400% due 08/14/28 170 166
5.700% due 08/14/33 320 302
Intel Corp.
2.800% due 08/12/41 100 63
4.900% due 08/05/52 120 96
3.200% due 08/12/61 190 104
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,776
Intercontinental Exchange, Inc.
4.600% due 03/15/33 70 62
4.950% due 06/15/52 10 8
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 (Þ) 5,027 3,733
Interstate Power and Light Co.
5.700% due 10/15/33 250 239
Intuit, Inc.
5.200% due 09/15/33 500 476
Invitation Homes, Inc.
4.150% due 04/15/32 130 108
Jabil Circuit, Inc.
5.450% due 02/01/29 290 279
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 1,828 1,756
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,437 3,920
Series 2019
2.750% due 05/15/32 5,463 4,574
JM Smucker Co. (The)
6.200% due 11/15/33 370 360
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 50 46
8.750% due 09/01/30 320 361

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 135
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 450 363
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 350 260
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 20 15
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 310 272
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 280 276
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 80 59
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 110 67
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 300 260
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 98
Series 2019
3.266% due 11/01/49 90 56
Series 2021
2.810% due 06/01/41 200 129
3.002% due 06/01/51 70 41
Kenvue, Inc.
Series WI
5.050% due 03/22/53 70 60
5.200% due 03/22/63 140 119
KeyCorp
4.700% due 01/26/26 2,166 2,012
2.250% due 04/06/27 2,771 2,300
Series BKNT
4.150% due 08/08/25 1,195 1,111
Kimco Realty Corp.
2.250% due 12/01/31 470 344
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,049 2,105
Kinder Morgan, Inc.
5.550% due 06/01/45 250 206
5.050% due 02/15/46 120 92
Kite Realty Group Trust
4.000% due 03/15/25 2,846 2,722
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 30 25
KLA Corp.
4.650% due 07/15/32 200 185
4.950% due 07/15/52 80 67
Kohl's Corp.
4.625% due 05/01/31 435 297
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 510 372
4.100% due 10/15/41 180 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L Brands, Inc.
7.600% due 07/15/37 65 55
L3Harris Technologies, Inc.
5.400% due 01/15/27 550 540
2.900% due 12/15/29 290 244
5.400% due 07/31/33 340 318
Lam Research Corp.
1.900% due 06/15/30 230 181
Las Vegas Sands Corp.
2.900% due 06/25/25 1,444 1,356
3.500% due 08/18/26 415 380
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 1
6.875% due 05/02/49 (Æ)(Ø) 681 1
6.625% due 12/31/49 (Æ)(Ø) 455 1
Lennar Corp.
Series WI
5.000% due 06/15/27 20 19
Lennox International, Inc.
1.700% due 08/01/27 230 197
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 172 172
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 210
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 70 63
3.875% due 06/01/29 (Þ) 120 99
LKQ Corp.
Series WI
5.750% due 06/15/28 2,154 2,087
Lockheed Martin Corp.
1.850% due 06/15/30 40 31
3.900% due 06/15/32 130 114
4.500% due 05/15/36 100 88
4.150% due 06/15/53 70 52
Lowe's Cos., Inc.
4.500% due 04/15/30 160 146
2.800% due 09/15/41 130 79
3.000% due 10/15/50 803 441
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 340
6.375% due 03/15/37 50 37
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 3,376 3,189
Mars, Inc.
2.375% due 07/16/40 (Þ) 390 234
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 180 138
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 120 73
Mastercard, Inc.
3.850% due 03/26/50 110 80
Mattel, Inc.
3.375% due 04/01/26 (Þ) 4,116 3,802

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
444 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McCormick & Co., Inc.
2.500% due 04/15/30 1,665 1,334
McDonald's Corp.
5.450% due 08/14/53 490 432
Series MTN
3.600% due 07/01/30 110 96
4.450% due 03/01/47 210 161
4.450% due 09/01/48 90 69
3.625% due 09/01/49 60 40
4.200% due 04/01/50 50 36
McKesson Corp.
4.900% due 07/15/28 350 340
MDC Holdings, Inc.
2.500% due 01/15/31 120 88
6.000% due 01/15/43 110 86
Merck & Co., Inc.
2.350% due 06/24/40 160 99
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 240 232
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 350 320
Micron Technology, Inc.
2.703% due 04/15/32 180 134
Microsoft Corp.
3.450% due 08/08/36 120 98
2.921% due 03/17/52 150 93
MidAmerican Energy Co.
3.650% due 04/15/29 110 99
3.150% due 04/15/50 140 84
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 135 133
Molson Coors Beverage Co.
4.200% due 07/15/46 90 64
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 315
2.625% due 09/04/50 70 38
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 590 562
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 122
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 2,589 2,516
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 195
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 180 176
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 560 396
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 442
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 50 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 250 165
Series BKNT
4.754% due 04/21/26 740 721
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 40 36
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 40 30
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 30 25
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 190 142
Morgan Stanley Bank NA
2.630% due 02/18/26 (SOFR +
0.940%)(Ê) 1,008 960
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 530 510
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 30 27
Motorola Solutions, Inc.
5.600% due 06/01/32 2,705 2,535
MPLX, LP
1.750% due 03/01/26 4,201 3,812
4.800% due 02/15/29 150 140
4.500% due 04/15/38 30 23
5.200% due 03/01/47 150 116
4.700% due 04/15/48 150 108
Murphy Oil Corp.
7.050% due 05/01/29 30 29
5.875% due 12/01/42 289 222
Navient Corp.
Series MTN
5.625% due 08/01/33 460 311
NBCUniversal Media LLC
4.450% due 01/15/43 19 15
New York Life Global Funding
4.550% due 01/28/33 (Þ) 220 197
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 98
Newell Brands, Inc.
4.000% due 12/01/24 290 279
4.200% due 04/01/26 983 928
5.375% due 04/01/36 535 420
5.500% due 04/01/46 134 94
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 110 110
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,293
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 70 61
Nordstrom, Inc.
5.000% due 01/15/44 927 557
Northrop Grumman Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 05/01/40 1,003 879
5.050% due 11/15/40 60 52
5.250% due 05/01/50 110 96
Northwest Pipeline LLC
7.125% due 12/01/25 620 631
Series WI
4.000% due 04/01/27 200 188
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 310 187
3.625% due 09/30/59 (Þ) 280 168
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 810 682
Nuveen LLC
4.000% due 11/01/28 (Þ) 100 92
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 4,065 3,473
Occidental Petroleum Corp.
5.550% due 03/15/26 160 158
3.400% due 04/15/26 110 103
8.500% due 07/15/27 3,500 3,729
7.875% due 09/15/31 390 418
7.950% due 06/15/39 170 182
4.625% due 06/15/45 90 63
4.400% due 04/15/46 80 57
4.100% due 02/15/47 10 6
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 220 205
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 180 107
Series WI
4.150% due 06/01/32 170 150
ONEOK, Inc.
6.050% due 09/01/33 690 661
6.625% due 09/01/53 420 393
Oracle Corp.
6.250% due 11/09/32 520 515
3.900% due 05/15/35 2,532 1,994
4.000% due 07/15/46 170 114
6.900% due 11/09/52 120 118
5.550% due 02/06/53 760 631
Owens Corning
3.400% due 08/15/26 4,049 3,767
Owl Rock Capital Corp.
3.750% due 07/22/25 1,185 1,107
2.875% due 06/11/28 2,824 2,302
Pacific Gas and Electric Co.
4.950% due 06/08/25 962 940
3.500% due 06/15/25 377 359
3.150% due 01/01/26 2,670 2,471
2.100% due 08/01/27 190 161
2.500% due 02/01/31 160 119
3.300% due 08/01/40 60 36
4.750% due 02/15/44 230 160
4.950% due 07/01/50 210 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/01/50 70 39
6.700% due 04/01/53 240 213
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 (Ñ) 370 321
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 46
PayPal Holdings, Inc.
2.300% due 06/01/30 250 200
3.250% due 06/01/50 80 49
5.250% due 06/01/62 80 66
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 1,933 1,890
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 2,385 2,295
PepsiCo, Inc.
1.625% due 05/01/30 30 24
Pfizer, Inc.
4.750% due 05/19/33 160 147
5.110% due 05/19/43 600 527
5.300% due 05/19/53 360 315
5.340% due 05/19/63 100 86
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 200 174
Series A-4
5.212% due 12/01/47 90 77
Philip Morris International, Inc.
2.100% due 05/01/30 200 157
1.750% due 11/01/30 190 142
5.750% due 11/17/32 2,126 2,031
Pioneer Natural Resources Co.
5.100% due 03/29/26 310 307
2.150% due 01/15/31 430 338
Plains All American Pipeline, LP
Series B
9.736% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 620 583
Plains All American Pipeline, LP / PAA
Finance Corp.
4.500% due 12/15/26 3,719 3,544
Series WI
6.700% due 05/15/36 50 46
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 140 138
6.875% due 10/20/34 (SOFR +
2.284%)(Ê) 370 370
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 479 394
Progress Energy, Inc.
7.750% due 03/01/31 1,691 1,806

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
446 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, LP
1.250% due 10/15/30 180 132
Prospect Capital Corp.
3.706% due 01/22/26 4,204 3,773
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 2,912 2,552
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 30 28
QUALCOMM, Inc.
4.500% due 05/20/52 120 92
Quest Diagnostics, Inc.
6.400% due 11/30/33 410 409
Radian Group, Inc.
4.875% due 03/15/27 3,721 3,453
Range Resources Corp.
Series WI
4.875% due 05/15/25 290 282
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.450% due 11/16/38 2,434 1,941
4.625% due 11/16/48 280 215
5.375% due 02/27/53 250 212
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,140 1,121
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 780 678
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 2,348 2,158
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 461
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 183
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 292
4.950% due 07/15/29 (Þ) 560 494
4.800% due 05/15/30 (Þ) 300 252
6.875% due 04/15/40 (Þ) 117 97
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 371 365
3.700% due 03/15/28 275 234
S&P Global, Inc.
1.250% due 08/15/30 90 67
3.250% due 12/01/49 30 19
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 1,127 1,085
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,453 1,378
Safeway, Inc.
7.250% due 02/01/31 356 358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 114
Series VVV
1.700% due 10/01/30 150 113
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,663
Series WI
3.244% due 10/05/26 912 819
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 360 327
Seagate HDD Cayman
4.875% due 06/01/27 800 751
4.091% due 06/01/29 326 281
5.750% due 12/01/34 85 72
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 281
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 2,848
Service Properties Trust
4.750% due 10/01/26 330 281
3.950% due 01/15/28 222 166
4.375% due 02/15/30 565 390
Southern California Edison Co.
2.250% due 06/01/30 160 126
3.650% due 02/01/50 250 159
Series C
4.125% due 03/01/48 210 146
Series G
2.500% due 06/01/31 270 210
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,534 3,022
Southwest Airlines Co.
5.250% due 05/04/25 110 108
Southwestern Energy Co.
8.375% due 09/15/28 100 103
4.750% due 02/01/32 110 95
Spirit AeroSystems, Inc.
4.600% due 06/15/28 442 350
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 620 457
Sprint Capital Corp.
6.875% due 11/15/28 2,019 2,071
Sprint LLC
7.625% due 03/01/26 3,382 3,474
Starbucks Corp.
3.750% due 12/01/47 526 354

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 240 227
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 150 144
Synchrony Financial
5.625% due 08/23/27 2,655 2,426
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,814
Targa Resources Corp.
4.200% due 02/01/33 320 265
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 330 328
5.500% due 03/01/30 230 212
4.875% due 02/01/31 350 309
4.000% due 01/15/32 350 288
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 195
Tenet Healthcare Corp.
6.875% due 11/15/31 255 235
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 110 90
Texas Instruments, Inc.
1.750% due 05/04/30 120 96
3.650% due 08/16/32 140 120
3.875% due 03/15/39 100 79
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 340 355
Time Warner Cable LLC
6.550% due 05/01/37 100 88
7.300% due 07/01/38 450 419
5.500% due 09/01/41 2,500 1,874
T-Mobile USA, Inc.
2.625% due 02/15/29 170 143
2.875% due 02/15/31 130 104
Series WI
1.500% due 02/15/26 1,742 1,580
2.550% due 02/15/31 3,105 2,419
2.700% due 03/15/32 180 137
3.000% due 02/15/41 250 158
3.300% due 02/15/51 220 129
Toledo Hospital (The)
6.015% due 11/15/48 205 137
Toyota Motor Credit Corp.
5.250% due 09/11/28 210 207
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 480 362
Series WI
3.250% due 05/15/30 60 50
Transocean, Inc.
7.500% due 04/15/31 215 174
9.350% due 12/15/41 151 124
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 3,072 3,009
7.161% due 10/30/29 (SOFR +
2.446%)(Ê) 620 624
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 140 127
TWDC Enterprises 18 Corp.
3.000% due 07/30/46 504 302
Tyson Foods, Inc.
3.550% due 06/02/27 2,475 2,278
Union Pacific Corp.
3.750% due 02/05/70 20 12
Series WI
2.891% due 04/06/36 170 125
3.839% due 03/20/60 170 112
United Airlines Pass-Through Trust
5.800% due 01/15/36 710 665
Series 2020-1 Class B
4.875% due 01/15/26 383 367
Series AA
4.150% due 08/25/31 1,510 1,337
2.700% due 05/01/32 1,695 1,375
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 530 492
4.625% due 04/15/29 (Þ) 70 59
United Rentals NA, Inc.
3.875% due 11/15/27 390 358
UnitedHealth Group, Inc.
2.000% due 05/15/30 160 127
5.350% due 02/15/33 680 654
5.700% due 10/15/40 250 236
4.750% due 05/15/52 100 80
5.875% due 02/15/53 30 28
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,401
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 261 248
3.950% due 11/15/25 440 415
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 270 260
Verizon Communications, Inc.
4.125% due 03/16/27 2,207 2,091
2.100% due 03/22/28 100 85
3.150% due 03/22/30 150 126
7.750% due 12/01/30 230 250
4.500% due 08/10/33 310 269
5.250% due 03/16/37 420 378
2.650% due 11/20/40 100 60
5.500% due 03/16/47 50 44
4.000% due 03/22/50 150 102
2.875% due 11/20/50 60 33

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
448 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.329% due 09/21/28 106 99
2.987% due 10/30/56 220 116
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,652
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 751 721
Visa, Inc.
2.050% due 04/15/30 110 89
2.700% due 04/15/40 90 60
Vontier Corp.
Series WI
1.800% due 04/01/26 420 374
2.400% due 04/01/28 330 272
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,570
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 751 501
Walmart, Inc.
2.650% due 09/22/51 240 138
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 90 94
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 190 158
5.050% due 03/15/42 420 311
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 3,831 3,604
3.000% due 10/23/26 220 202
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 20 18
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 262
6.491% due 10/23/34 (SOFR +
2.060%)(Ê) 600 590
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 370 236
5.375% due 11/02/43 280 230
4.750% due 12/07/46 110 81
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 380 301
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 400 393
Welltower, Inc.
3.850% due 06/15/32 200 166
Western Digital Corp.
2.850% due 02/01/29 456 355
Western Midstream Operating, LP
3.100% due 02/01/25 610 586
4.650% due 07/01/26 250 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/01/28 130 120
4.050% due 02/01/30 180 156
6.150% due 04/01/33 300 284
5.450% due 04/01/44 50 38
5.500% due 08/15/48 150 114
5.250% due 02/01/50 100 74
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 1,305 1,242
Series WI
3.450% due 11/15/26 2,595 2,407
Williams Cos., Inc. (The)
3.750% due 06/15/27 2,469 2,281
7.750% due 06/15/31 300 313
Wyndham Destinations, Inc.
5.750% due 04/01/27 679 634
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 200 196
Xerox Corp.
4.800% due 03/01/35 455 276
XTO Energy, Inc.
6.750% due 08/01/37 1,644 1,731
Yum! Brands, Inc.
6.875% due 11/15/37 161 159
451,811
International Debt - 16.3%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 2,093 2,015
6.339% due 09/18/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê)(Þ) 200 198
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 270 209
3.850% due 10/29/41 170 114
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,308 1,883
African Export-Import Bank (The)
Series REGS
2.634% due 05/17/26 (Þ) 1,714 1,525
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,629
Air Canada Pass Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 77 73
Alibaba Group Holding, Ltd.
2.700% due 02/09/41 250 145
3.150% due 02/09/51 290 157
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,545 2,342
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 130 108
5.550% due 01/23/49 360 327

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AP Moller - Maersk A/S
5.875% due 09/14/33 (Þ) 590 560
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 248
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 4,009
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,573 1,558
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 11,104
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,963
ArcelorMittal SA
6.550% due 11/29/27 310 311
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 34
1.750% due 07/09/30 (~)(Ê) 585 161
4.875% due 07/09/41 (~)(Ê) 540 141
Avolon Holdings Funding, Ltd.
2.875% due 02/15/25 (Þ) 260 246
Ballyrock CLO, Ltd.
Series 2018-1A Class A2
6.850% due 04/20/31 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 250 246
Banco Bilbao Vizcaya Argentaria SA
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.099%)(Ê)(ƒ) 600 579
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 440 400
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 600 549
6.607% due 11/07/28 200 200
6.921% due 08/08/33 200 186
Bank of Nova Scotia (The)
4.500% due 12/16/25 2,386 2,301
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 70 57
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 340 333
Barclays PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 3,864 3,770
Barrick NA Finance LLC
5.700% due 05/30/41 230 210
BAT Capital Corp.
3.215% due 09/06/26 405 375
4.700% due 04/02/27 3,056 2,910
2.259% due 03/25/28 130 109
3.734% due 09/25/40 120 76
BAT International Finance PLC
1.668% due 03/25/26 2,493 2,245
5.931% due 02/02/29 590 574
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,922 1,847
Bellemeade Re, Ltd.
9.695% due 10/25/30 (USD 1 Month
LIBOR + 4.850%)(Ê)(Þ) 2,680 2,786
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,190 1,197
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,000 2,005
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 746 751
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,735 2,730
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,480
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,267
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,347
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,851 3,838
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,918
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,555
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 1,426 1,391
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 4,057 3,789
4.400% due 08/14/28 (Þ) 380 349

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
450 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 310 296
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 330 268
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,580 1,465
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 290 278
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 325
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 1,131 985
BPCE SA
6.714% due 10/19/29 (SOFR +
2.270%)(Ê)(Þ) 570 562
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 260 256
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 122 109
British Telecommunications PLC
9.625% due 12/15/30 100 115
Brookfield Finance, Inc.
4.700% due 09/20/47 2,445 1,805
Canadian Natural Resources, Ltd.
3.900% due 02/01/25 1,738 1,689
5.850% due 02/01/35 2,233 2,043
Canadian Pacific Railway Co.
3.100% due 12/02/51 110 65
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class A2
7.388% due 01/20/31 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 250 247
Cencosud SA
5.150% due 02/12/25 (Þ) 3,544 3,494
Cenovus Energy, Inc.
6.750% due 11/15/39 11 11
Chile Government International Bond
2.550% due 07/27/33 200 150
CI Financial Corp.
3.200% due 12/17/30 3,037 2,222
CIFC Funding, Ltd.
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 290 285
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 7,129 7,088
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 273
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 540 441
Credit Agricole SA
4.375% due 03/17/25 (Þ) 397 383
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 2,490 2,317
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 2,954 2,634
5.301% due 07/12/28 (Þ) 470 456
6.316% due 10/03/29 (SOFR +
1.860%)(Ê)(Þ) 630 619
5.514% due 07/05/33 (Þ) 250 234
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,284
Credit Suisse AG
Series FXD
3.700% due 02/21/25 1,512 1,456
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 100 94
4.050% due 04/27/29 (Þ) 80 74
4.250% due 04/27/32 (Þ) 170 151
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 197
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,248
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 590 588
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,846 3,504
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 425
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,130 1,043
Delhaize America, Inc.
9.000% due 04/15/31 809 902
Deutsche Bank AG
4.500% due 04/01/25 2,066 1,975
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 3,614 3,558
7.079% due 02/10/34 (SOFR +
3.650%)(Ê) 240 211
Deutsche Telekom International Finance
BV

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 06/15/30 1,945 2,179
Dryden 41 Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 490 478
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 2,817 2,814
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,612
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,955
Ecopetrol SA
4.625% due 11/02/31 170 127
5.875% due 11/02/51 230 144
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 3,463 3,444
Enbridge, Inc.
5.700% due 03/08/33 3,561 3,330
Enel Finance International NV
6.800% due 10/14/25 (Þ) 1,528 1,545
1.375% due 07/12/26 (Þ) 398 351
7.100% due 10/14/27 (Þ) 2,115 2,163
3.500% due 04/06/28 (Þ) 1,967 1,744
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,844
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 419 393
6.875% due 10/15/27 (Þ) 340 290
8.625% due 06/01/31 (Þ) 300 253
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 2,748
Fresnillo PLC
4.250% due 10/02/50 (Þ) 530 351
Garda World Security Corp. 2021 Term
Loan B
9.746% due 10/30/26 (USD 3 Month
LIBOR  + 4.250%)(Ê) 275 274
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 144
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.912% due 05/31/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 42 42
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 250 231
4.000% due 03/27/27 (Þ) 135 126
3.875% due 10/27/27 (Þ) 110 101
5.400% due 05/08/28 (Þ) 330 319
GoldenTree Loan Opportunities IX,
Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 570 567
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.424% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 374 363
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 6,576 6,473
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,224 1,193
Home RE, Ltd.
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,222
HSBC Holdings PLC
4.250% due 08/18/25 210 201
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 3,857 3,678
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 370 345
4.292% due 09/12/26 (CME Term
SOFR 3 Month + 1.609%)(Ê) 139 133
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 300 294
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 3,732 3,477
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,153
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 3,631 3,500
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 540 542
6.625% due 06/20/33 (Þ) 4,067 3,730
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 760 707
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 310 295
Lloyds Banking Group PLC
2.438% due 02/05/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 3,689 3,497
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 590 558
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 400 351
Magnetite XXIX, Ltd.
Series 2021-29A Class B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
452 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 400 392
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,968 1,776
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 52
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 150 151
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 420 332
MercadoLibre, Inc.
2.375% due 01/14/26 230 209
Methanex Corp.
5.250% due 12/15/29 733 648
5.650% due 12/01/44 193 142
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) 1,873 1,711
Mexico Government International Bond
3.500% due 02/12/34 450 344
4.350% due 01/15/47 580 395
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,143 1,163
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 280 275
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,561 2,265
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 296
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 360 276
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 280 265
Nokia OYJ
4.375% due 06/12/27 4,011 3,711
Nomura Holdings, Inc.
2.329% due 01/22/27 2,069 1,814
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,757 1,761
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 7,633 7,645
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 2,331 2,331
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,813
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,042
OCP CLO, Ltd.
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,893 1,881
OCP SA
3.750% due 06/23/31 (Þ) 390 306
Open Text Corp.
6.900% due 12/01/27 (Þ) 2,092 2,082
Peruvian Government International
Bond
2.783% due 01/23/31 180 144
Petrobras Global Finance BV
6.900% due 03/19/49 180 163
5.500% due 06/10/51 290 217
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 220 120
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 640 614
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 1,468 1,454
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,050
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 1,169 371
Provincia de Cordoba
7.125% due 12/10/25 (~)(Æ)(Ê)(Ø)
(Þ) 350 290
7.450% due 06/01/27 (~)(Ê)(Þ) 500 372
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 3,979 3,983
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 1,534 1,535
Reliance Industries, Ltd.
2.875% due 01/12/32 (Þ) 250 195
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 120 110
Reynolds American, Inc.
5.850% due 08/15/45 290 227
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 3,986 3,818
Rogers Communications, Inc.
2.900% due 11/15/26 2,523 2,299
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 784 733
Sands China, Ltd.
Series WI
5.125% due 08/08/25 969 938
3.350% due 03/08/29 330 266
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 3,947 3,440
Santos Finance, Ltd.
6.875% due 09/19/33 (Þ) 120 114
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 513
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 2,068 1,890
4.250% due 04/16/39 (Þ) 2,394 1,873
Shell International Finance BV
4.375% due 05/11/45 150 117
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 450 262
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,623 2,302
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 3,844 3,464
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 3,806 3,801
Southern Copper Corp.
3.875% due 04/23/25 845 817
5.250% due 11/08/42 140 117
Standard Chartered PLC
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 229
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,243
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 2,185 1,973
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 2,354 2,304
7.000% due 03/16/47 (Þ) 200 187
Swedbank AB
5.472% due 06/15/26 (Þ) 1,402 1,379
6.136% due 09/12/26 (Þ) 200 198
Teck Resources, Ltd.
6.250% due 07/15/41 80 71
5.400% due 02/01/43 160 128
Series WI
3.900% due 07/15/30 230 196
Telecom Italia Capital SA
6.000% due 09/30/34 425 350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.200% due 07/18/36 210 182
7.721% due 06/04/38 1,219 1,076
Telefonica Emisiones SA
5.213% due 03/08/47 300 228
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 62
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 3,805 3,497
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 196
TransAlta Corp.
6.500% due 03/15/40 200 176
Triton International, Ltd.
3.250% due 03/15/32 2,387 1,727
TSMC Arizona Corp.
2.500% due 10/25/31 340 269
3.125% due 10/25/41 360 250
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 3,930 3,809
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 270 208
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 720 692
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 260 291
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 690 684
Series WI
4.500% due 06/26/48 350 278
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,750
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 214
Vodafone Group PLC
6.150% due 02/27/37 150 142
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,114 1,077
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 420 262
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 270 196

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
454 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 260 187
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,827
Yamana Gold, Inc.
2.630% due 08/15/31 170 129
Series WI
4.625% due 12/15/27 900 826
Yara International ASA
3.800% due 06/06/26 (Þ) 3,530 3,328
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 1,677 1,618
325,662
Loan Agreements - 0.0%
Alterra Mountain Co. 2021 Term Loan
B2
8.939% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 328 327
Eyecare Partners LLC 2020 Term Loan
9.395% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 309 167
United Airlines, Inc. 2021 Term Loan B
9.189% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 200 200
Verscend Holding Corp. 2021 Term
Loan B
9.439% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 312 311
1,005
Mortgage-Backed Securities - 20.4%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,506 727
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 135 116
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 122 107
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 156 154
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 311 308
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,416
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,369
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,384
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 9,757
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,487
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,752 5,660
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 290 284
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,213
Fannie Mae
2.600% due 2031 1,680 1,377
5.500% due 2034 180 177
4.500% due 2035 877 827
5.500% due 2035 117 115
6.000% due 2035 125 124
5.500% due 2036 231 227
5.500% due 2037 69 67
6.000% due 2039 95 95
5.500% due 2040 1,370 1,323
5.000% due 2041 730 695
6.000% due 2041 358 360
3.500% due 2045 1,918 1,655
4.000% due 2045 1,318 1,167
3.000% due 2046 408 337
3.500% due 2046 526 462
4.500% due 2046 1,007 922
3.000% due 2047 1,919 1,587
3.500% due 2047 919 794
4.000% due 2047 1,076 950
4.500% due 2048 2,279 2,076
5.000% due 2048 1,433 1,345
3.000% due 2049 15,828 12,874
3.500% due 2049 68 58
4.000% due 2049 2,025 1,793
5.000% due 2049 102 96
2.000% due 2050 5,612 4,157
2.500% due 2050 2,876 2,220
3.000% due 2050 13,966 11,339
2.000% due 2051 3,854 2,833
2.500% due 2051 1,740 1,348
5.000% due 2052 18,306 16,893
30 Year TBA(Ï)
5.500% 36,000 34,144
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 1 —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 4 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 5 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 2 —
Series 2003-25 Class IK
Interest Only
7.000% due 04/25/33 14 2
Series 2003-32 Class UI
Interest Only
6.000% due 05/25/33 17 3
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 65 12
Series 2003-35 Class IU
Interest Only
6.000% due 05/25/33 12 2
Series 2003-35 Class UI
Interest Only
6.500% due 05/25/33 15 3
Series 2003-64 Class JI
Interest Only
6.000% due 07/25/33 8 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 9
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 81 78
Series 2009-70 Class PS
Interest Only
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,414 150
Series 2010-95 Class S
Interest Only
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,448 205
Freddie Mac
6.000% due 2038 494 496
4.500% due 2039 1,725 1,594
5.500% due 2039 213 209
5.500% due 2040 331 325
4.000% due 2041 2,151 1,926
5.500% due 2041 462 455
4.000% due 2044 1,072 953
3.500% due 2045 4,400 3,801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2046 7,181 5,957
4.000% due 2046 548 485
4.500% due 2046 170 156
3.000% due 2047 2,015 1,668
3.000% due 2048 230 190
4.000% due 2048 767 680
4.500% due 2048 1,433 1,303
3.000% due 2049 892 727
2.500% due 2050 8,863 6,900
3.000% due 2050 11,267 9,146
2.000% due 2051 18,678 13,790
2.500% due 2051 9,880 7,692
4.000% due 2052 15,399 13,318
5.000% due 2052 13,083 12,073
5.500% due 2053 14,282 13,551
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 81 2
Series 2000-2247 Class SC
Interest Only
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 3 —
Series 2002-2463 Class SJ
Interest Only
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 8 1
Series 2003-2610 Class UI
Interest Only
6.500% due 05/15/33 3 —
Series 2003-2624 Class QH
5.000% due 06/15/33 114 110
Series 2003-2649 Class IM
Interest Only
7.000% due 07/15/33 17 3
Series 2006-R007 Class ZA
6.000% due 05/15/36 435 436
Series 2012-4045 Class HD
4.500% due 07/15/41 23 23
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only
8.000% due 01/01/28 2 —
Series 1998-194 Class IO
Interest Only
6.500% due 04/01/28 4 —
Series 2001-212 Class IO
Interest Only
6.000% due 05/15/31 6 1
Series 2001-215 Class IO
Interest Only
8.000% due 06/15/31 9 2
FS Commercial Mortgage Trust
Series 2023-4SZN Class B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
456 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.544% due 11/10/27 (~)(Ê)(Þ) 220 221
Ginnie Mae I
4.500% due 2039 2,595 2,458
Ginnie Mae II
6.000% due 2053 14,470 14,184
30 Year TBA(Ï)
5.500% 39,139 37,427
6.500% 14,500 14,467
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 7 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,037 899
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/06/26(~)(Ê)(Þ) 5,637 5,378
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 250 238
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 3,862
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 95 82
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 143 124
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 490 403
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 14,223 12,443
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 6,355 5,237
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,758 2,261
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 10,439 8,513
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,863 4,055
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 4,976 4,979
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,466 1,147
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 13,796 13,580
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 3,803
Series 2017-237P Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 674
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 111
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 916 891
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 496 494
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,243 1,204
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 2,963 2,800
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,407 1,311
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 404 351
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 7,640 6,629
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 155 134
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 7,311 7,246
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 3,775 3,794
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 1,217 1,172
Woodward Capital Management LLC
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 1,438 1,422
407,853
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 279
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 334
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 340
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 50

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 650 629
1,632
Non-US Bonds - 6.8%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 2,486 2,908
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 11,800 10,044
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 3,781 2,804
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê)(Þ) GBP 2,171 2,569
Chile Government International Bond
4.125% due 07/05/34 EUR 2,800 2,790
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 1,240 1,487
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,762 2,115
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 2,492 3,010
Finsbury Square PLC
6.019% due 12/16/71 GBP 2,397 2,897
Hellenic Republic Government Bond
4.375% due 07/18/38 (Þ) EUR 6,750 7,035
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 12,039,000 728
Mexican Bonos
Series M
8.500% due 03/01/29 MXN 196,520 10,124
8.500% due 05/31/29 MXN 118,680 6,116
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 18,930 916
Mexico Government International Bond
2.125% due 10/25/51 EUR 7,907 4,236
4.000% due 03/15/15 EUR 3,041 2,171
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,029 1,219
Parkmore Point RMBS PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,882 3,509
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 122,980 5,779
Polaris, Inc.
Series 2023-1 Class A
6.446% due 02/23/61 (SONIA +
1.250%)(Ê)(Þ) GBP 2,527 3,071
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 283,658 11,237
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,079 1,267
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,307 1,526
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,870 3,371
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 3,830
Series REGS
2.750% due 02/26/26 (Þ) EUR 6,078 6,149
2.875% due 05/26/28 (Þ) EUR 547 520
2.500% due 02/08/30 (Þ) EUR 309 269
3.624% due 05/26/30 (Þ) EUR 200 183
1.750% due 07/13/30 (Þ) EUR 2,353 1,893
2.124% due 07/16/31 (Þ) EUR 3,866 3,028
3.875% due 10/29/35 (Þ) EUR 659 546
3.375% due 02/08/38 (Þ) EUR 543 403
2.625% due 12/02/40 (Þ) EUR 4,312 2,681
2.750% due 04/14/41 (Þ) EUR 3,460 2,158
2.875% due 04/13/42 (Þ) EUR 4,020 2,492
4.625% due 04/03/49 (Þ) EUR 1,251 977
3.375% due 01/28/50 (Þ) EUR 1,188 742
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,612 1,887
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.543% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,419
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 1,506 1,799
Towd Point Mortgage Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
458 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 7,938 9,579
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 2,131 2,577
136,061
United States Government Treasuries - 8.2%
United States Treasury Notes
2.000% due 02/15/25 5,797 5,560
0.250% due 07/31/25 8,700 7,994
2.000% due 08/15/25 6,679 6,324
2.250% due 11/15/25 6,475 6,125
0.375% due 01/31/26 6,197 5,592
1.625% due 02/15/26 5,860 5,434
2.250% due 03/31/26 5,240 4,918
1.625% due 05/15/26 5,455 5,024
1.500% due 08/15/26 5,170 4,713
0.625% due 03/31/27 4,803 4,167
2.375% due 05/15/27 5,205 4,783
0.500% due 05/31/27 4,982 4,271
2.250% due 08/15/27 4,999 4,547
2.250% due 11/15/27 2,495 2,257
2.750% due 02/15/28 5,454 5,011
1.125% due 02/29/28 5,705 4,880
1.250% due 03/31/28 5,630 4,828
4.125% due 07/31/28 5,041 4,890
4.875% due 10/31/28 200 200
3.125% due 11/15/28 5,233 4,825
2.375% due 05/15/29 4,548 3,996
4.000% due 10/31/29 1,478 1,408
1.750% due 11/15/29 3,297 2,768
0.625% due 05/15/30 4,361 3,324
6.250% due 05/15/30 2,534 2,722
5.330% due 08/15/30 4,619 3,489
0.875% due 11/15/30 3,822 2,922
5.375% due 02/15/31 2,389 2,461
1.625% due 05/15/31 4,444 3,538
1.250% due 08/15/31 4,659 3,569
3.500% due 02/15/33 4,095 3,666
3.875% due 08/15/33 540 497
4.500% due 02/15/36 2,014 1,941
3.500% due 02/15/39 1,922 1,589
1.125% due 05/15/40 2,886 1,573
1.125% due 08/15/40 3,038 1,640
1.375% due 11/15/40 3,079 1,735
3.250% due 05/15/42 2,505 1,908
2.750% due 11/15/42 2,186 1,523
2.875% due 05/15/43 2,292 1,621
4.375% due 08/15/43 370 330
2.875% due 08/15/45 1,994 1,374
3.000% due 05/15/47 1,857 1,288
2.750% due 11/15/47 2,040 1,342
3.000% due 02/15/48 2,060 1,422
3.000% due 02/15/49 2,170 1,494
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/49 2,156 1,447
2.000% due 02/15/50 1,826 1,000
1.250% due 05/15/50 2,798 1,231
1.375% due 08/15/50 2,869 1,306
1.625% due 11/15/50 2,688 1,317
2.375% due 05/15/51 2,611 1,555
1.875% due 11/15/51 2,595 1,353
3.625% due 02/15/53 2,036 1,587
3.625% due 05/15/53 1,060 826
4.125% due 08/15/53 1,160 992
164,097
Total Long-Term Investments
(cost $1,739,383) 1,574,716
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 22,325 373
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 138
511
Total Preferred Stocks
(cost $701) 511
Short-Term Investments - 21.6%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 340 337
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 2,800 2,758
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 520 519
Air Lease Corp.
Series MTN
0.700% due 02/15/24 310 305
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 127
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (ç)(Š) 400 —
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 190

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,644
DAE Funding LLC
1.550% due 08/01/24 (Þ) 280 269
DISH Network Corp.
2.375% due 03/15/24 (Ñ) 1,280 1,224
Energy Transfer, LP
4.500% due 04/15/24 240 238
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 295 299
Ford Motor Credit Co. LLC
3.810% due 01/09/24 310 309
Howmet Aerospace, Inc.
5.125% due 10/01/24 69 68
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,557 1,526
Las Vegas Sands Corp.
3.200% due 08/08/24 550 535
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 520 510
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 192,568 10,050
QVC, Inc.
4.850% due 04/01/24 470 451
Senior Housing Properties Trust
4.750% due 05/01/24 440 414
Service Properties Trust
4.350% due 10/01/24 769 737
Sprint LLC
Series WI
7.125% due 06/15/24 730 734
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 870 835
U.S. Cash Management Fund(@) 228,696,090(∞) 228,628
United States Treasury Bills
2.707% due 11/02/23 (ž)(ç) 350 350
United States Treasury Notes
2.250% due 01/31/24 25,800 25,597
2.750% due 02/15/24 76,900 76,299
2.250% due 03/31/24 42,900 42,335
2.500% due 04/30/24 23,170 22,829
0.375% due 08/15/24 367 353
1.500% due 10/31/24 6,494 6,246
WEA Finance LLC / Westfield UK &
Europe Finance PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 09/17/24 (Þ) 1,195 1,153
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 980 952
Yum! Brands, Inc.
3.875% due 11/01/23 (ç) 379 379
Total Short-Term Investments
(cost $431,104) 431,200
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 2,542,828 (∞ ) 2,543
Total Other Securities
(cost $2,543) 2,543
Total Investments - 100.4%
(identified cost $2,173,970) 2,008,970
Other Assets and Liabilities,
Net - (0.4)%
(8,168)
Net Assets - 100.0%
2,000,802

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
460 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
31.1%
ABN AMRO Bank NV 06/21/21 2,093,000 105.32 2,204
2,015
ABN AMRO Bank NV 09/11/23 200,000 100.00 200
198
AES Panama Generation Holdings SRL 04/26/21 2,308,149 102.79 2,373
1,883
Africa Finance Corp. 11/02/21 1,158,000 101.69 1,178
1,067
Africa Finance Corp. 09/13/22 2,500,000 96.97 2,424
2,325
Africa Finance Corp. 09/13/22 2,800,000 99.27 2,779
2,758
African Export-Import Bank (The) 05/10/21 470,000 100.00 470
418
African Export-Import Bank (The) 05/18/22 1,714,000 93.97 1,611
1,525
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100.80 4,637
4,629
Air Canada Class A Pass-Through Trust 08/31/22 519,999 98.80 514
519
Air Canada Pass Through Trust 10/17/23 76,567 94.68 72
73
Aircastle, Ltd. 07/07/22 3,397,000 86.08 2,924
2,834
Aircastle, Ltd. 08/08/23 950,000 98.05 931
925
Alaska Airlines Pass-Through Trust 04/05/23 168,264 96.79 163
160
Alba PLC 09/27/21 GBP 2,486,102 134.01 3,332
2,908
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 96.95 359
354
Alcoa Nederland Holding BV 01/24/23 500,000 98.69 493
474
Alimentation Couche-Tard, Inc. 09/19/17 2,545,000 101.23 2,576
2,342
American Airlines Group, Inc. 04/12/21 416,667 100.98 421
405
American Airlines Group, Inc. 07/25/22 240,000 105.27 253
254
American Airlines Group, Inc. 02/08/23 580,000 100.20 581
539
American Tower Trust #1 06/21/23 4,095,000 100.60 4,119
4,021
American Transmission Systems, Inc. 11/29/21 110,000 99.77 110
85
Americo Life, Inc. 04/12/21 430,000 99.78 429
313
AmFam Holdings, Inc. 04/12/21 260,000 100.12 260
184
AmFam Holdings, Inc. 04/19/21 220,000 103.22 227
114
Amur Equipment Finance Receivables X LLC 10/25/23 3,086,191 96.38 2,975
2,977
Amur Equipment Finance Receivables XI LLC 09/14/22 4,461,184 99.94 4,458
4,418
Amur Equipment Finance Receivables XII LLC 06/22/23 5,231,000 99.99 5,230
5,218
Andorra Government International Bond 04/28/21 EUR 11,800,000 115.18 13,591
10,044
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 180,000 102.37 184
181
AP Moller - Maersk A/S 09/11/23 590,000 99.74 588
560
Apidos CLO XXVI 08/01/23 250,000 99.23 248
248
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
4,009
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
11,104
Arbor Realty CLO, Ltd. 06/14/23 1,573,000 98.05 1,542
1,558
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
19,468
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,963
Aviation Capital Group LLC 04/13/21 380,000 103.97 395
374
Avolon Holdings Funding, Ltd. 04/12/21 260,000 100.32 261
246
Avolon Holdings Funding, Ltd. 04/12/21 130,000 101.09 131
127
Ballyrock CLO, Ltd. 07/11/23 250,000 98.70 247
246
Banco Mercantil del Norte SA 04/09/21 440,000 105.11 463
400
Banque Ouest Africaine de Developpement 03/23/22 EUR 3,781,000 86.09 3,255
2,804
Bayer US Finance II LLC 09/12/23 1,922,000 96.73 1,859
1,847
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,069
Bellemeade Re, Ltd. 04/23/21 746,183 100.78 752
751
Bellemeade Re, Ltd. 06/11/21 2,734,784 100.00 2,735
2,730
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,267
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,480
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,347
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.25 2,966
2,918
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,555
Bellemeade Re, Ltd. 05/18/22 1,999,529 98.44 1,968
2,005
Bellemeade Re, Ltd. 02/15/23 3,851,000 97.45 3,753
3,838
Bellemeade Re, Ltd. 04/18/23 1,189,507 100.54 1,196
1,197
Bellemeade Re, Ltd. 04/18/23 2,679,849 104.59 2,803
2,786
Berry Global, Inc. 08/08/23 3,955,000 96.92 3,833
3,774
Berry Petroleum Corp. 04/13/21 420,000 99.10 416
403
Bharti Airtel, Ltd. 09/10/21 1,426,000 103.75 1,479
1,391
Blackstone Holdings Finance Co. LLC 10/31/22 500,000 99.84 499
481
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 300,000 98.97 297
294
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/17/23 420,000 100.48 422
421
BNP Paribas SA 08/08/18 380,000 99.68 379
349

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 461
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BNP Paribas SA 09/08/21 330,000 100.00 330
268
BNP Paribas SA 08/08/22 1,580,000 100.00 1,580
1,465
BNP Paribas SA 11/09/22 320,000 100.00 320
325
BNP Paribas SA 01/09/23 310,000 100.00 310
296
BNP Paribas SA 08/07/23 290,000 100.00 290
278
BNP Paribas SA 08/08/23 4,057,000 94.18 3,821
3,789
BPCE SA 10/10/23 570,000 100.00 570
562
BRAVO Residential Funding Trust 08/03/23 311,414 100.00 311
308
BRAVO Residential Funding Trust 08/03/23 155,707 100.00 156
154
Bristol Park CLO, Ltd. 06/08/23 260,000 98.17 255
256
British Airways Pass-Through Trust 08/01/23 122,312 88.58 108
109
Broadcom, Inc. 04/12/21 470,000 99.90 470
326
Broadcom, Inc. 08/08/23 2,297,000 93.14 2,139
2,052
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.87 9,849
9,416
BX Trust 12/17/21 2,398,700 99.99 2,398
2,369
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,384
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.78 13,404
9,757
Cameron LNG LLC 04/09/21 80,000 107.15 86
59
Carlyle Global Market Strategies CLO, Ltd. 08/08/23 250,000 99.31 248
247
Carlyle Holdings II Finance LLC 07/07/20 2,143,000 124.72 2,673
1,743
Cencosud SA 08/08/23 3,544,000 98.91 3,506
3,494
CF Industries, Inc. 09/12/23 2,401,000 96.25 2,311
2,288
Chesapeake Energy Corp. 01/26/23 880,000 98.09 863
854
Chesapeake Energy Corp. 08/17/23 410,000 98.79 405
401
Cheshire PLC 08/17/21 GBP 2,171,000 140.37 3,047
2,569
Chord Energy Corp. 02/01/23 200,000 98.99 198
196
CIFC Funding, Ltd. 02/01/23 7,129,477 99.38 7,085
7,088
CIFC Funding, Ltd. 07/18/23 290,000 98.65 286
285
Columbia Pipelines Holding Co. LLC 08/02/23 300,000 100.00 300
295
Columbia Pipelines Holding Co. LLC 08/02/23 80,000 100.00 80
80
Columbia Pipelines Operating Co. LLC 08/02/23 70,000 99.96 70
64
Columbia Pipelines Operating Co. LLC 08/02/23 270,000 99.96 270
256
Comision Federal de Electricidad 04/12/21 360,000 97.48 351
273
Continental Resources, Inc. 11/09/21 160,000 99.93 160
118
Continental Resources, Inc. 01/26/23 300,000 90.88 273
266
Cooperatieve Rabobank UA 03/30/22 540,000 95.60 516
441
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,487
CPPIB Capital, Inc. 09/14/22 3,700,000 99.96 3,699
3,644
Credit Agricole SA 06/17/21 2,954,000 99.14 2,929
2,634
Credit Agricole SA 06/13/22 1,300,000 99.07 1,288
1,284
Credit Agricole SA 01/05/23 470,000 100.00 470
456
Credit Agricole SA 06/27/23 250,000 100.00 250
234
Credit Agricole SA 08/08/23 2,490,000 93.72 2,334
2,317
Credit Agricole SA 08/08/23 397,000 97.61 388
383
Credit Agricole SA 09/25/23 630,000 100.00 630
619
Credit Suisse Mortgage Trust 05/28/19 5,751,691 100.00 5,752
5,660
CSL UK Holdings, Ltd. 04/20/22 170,000 99.69 169
151
CSL UK Holdings, Ltd. 04/20/22 80,000 99.83 80
74
CSL UK Holdings, Ltd. 04/20/22 100,000 99.93 100
94
DAE Funding LLC 06/15/21 280,000 99.86 280
269
Danske Bank A/S 06/21/21 3,846,000 96.86 3,725
3,504
Danske Bank A/S 09/07/21 490,000 100.00 490
425
Danske Bank A/S 09/07/21 1,310,000 97.60 1,279
1,248
Danske Bank A/S 03/28/22 200,000 100.00 200
197
Danske Bank A/S 03/28/22 1,130,000 100.00 1,130
1,043
Danske Bank A/S 01/04/23 590,000 100.00 590
588
DBGS Mortgage Trust 04/03/19 4,612,000 101.10 4,663
3,213
DCP Midstream Operating, LP 12/11/19 200,000 107.35 215
191
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 390,000 100.32 391
367
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 233,332 99.73 233
227
DLLAA LLC 07/25/23 4,870,000 100.00 4,870
4,768
Dresdner Funding Trust I 03/02/22 477,000 120.53 575
498
Dryden 41 Senior Loan Fund 05/26/23 490,000 96.43 472
478
Dryden XXVIII Senior Loan Fund 08/03/17 2,817,460 100.00 2,817
2,814
Eagle Re, Ltd. 12/17/20 2,609,000 100.17 2,614
2,612

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
462 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,955
Element Fleet Management Corp. 08/08/23 3,463,000 100.66 3,486
3,444
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98.70 118
115
Enel Finance International NV 01/05/18 1,967,000 99.80 1,963
1,744
Enel Finance International NV 10/06/22 1,528,000 100.80 1,547
1,545
Enel Finance International NV 08/08/23 2,115,000 105.01 2,221
2,163
Enel Finance International NV 10/16/23 398,000 88.21 351
351
Entegris Escrow Corp. 06/01/23 1,030,000 94.08 969
922
EQM Midstream Partners, LP 05/31/22 50,000 100.00 50
50
EQT Corp. 05/10/21 110,000 100.00 110
91
EQT Corp. 05/10/21 250,000 98.10 245
232
Eurosail PRIME-UK PLC 03/25/21 GBP 1,239,662 135.21 1,676
1,487
Eurosail-UK PLC 01/21/21 GBP 1,761,656 135.65 2,390
2,115
Ferguson PLC 09/12/23 2,435,000 94.35 2,297
2,265
Finsbury Square 09/21/22 GBP 2,492,331 116.47 2,903
3,010
First Quantum Minerals, Ltd. 04/13/21 340,000 105.99 360
290
First Quantum Minerals, Ltd. 11/03/22 419,000 96.69 405
393
First Quantum Minerals, Ltd. 05/17/23 300,000 100.00 300
253
FirstEnergy Transmission LLC 11/01/21 351,000 103.19 362
342
Florida Gas Transmission Co. LLC 09/15/21 800,000 99.94 799
594
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 83.34 3,364
2,748
Fresnillo PLC 04/09/21 530,000 98.47 522
351
FS Commercial Mortgage Trust 10/19/23 220,000 100.00 220
221
Genting New York LLC 04/13/21 1,060,000 98.15 1,040
946
Genworth Mortgage Holdings, Inc. 08/08/23 3,530,000 99.04 3,496
3,467
Glencore Funding LLC 01/16/19 110,000 96.21 106
101
Glencore Funding LLC 02/11/19 135,000 98.94 134
126
Glencore Funding LLC 04/13/21 250,000 100.20 251
231
Glencore Funding LLC 05/02/23 330,000 99.96 330
319
GoldenTree Loan Opportunities IX, Ltd. 05/26/23 570,000 98.50 561
567
GoodLeap Sustainable Home Improvements 10/21/21 3,507,457 99.99 3,507
2,588
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,013,591 99.98 3,013
2,313
Greenwood Park CLO, Ltd. 02/28/18 3,087,751 100.09 3,090
3,072
GS Mortgage Securities Trust 08/04/23 5,637,000 95.81 5,401
5,378
GS Mortgage Securities Trust 08/04/23 250,000 95.81 240
238
GSAA Home Equity Trust 10/21/15 394,178 77.62 306
453
Hellenic Republic Government Bond 07/11/23 EUR 6,750,000 108.87 7,348
7,035
HGI CRE CLO, Ltd. 09/17/21 6,575,831 100.00 6,576
6,473
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,223,968 101.55 1,243
1,193
Hilton Grand Vacations Trust 08/01/23 124,214 99.98 124
123
HMH Trust 06/09/17 7,770,000 99.97 7,768
3,862
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,222
ILFC E-Capital Trust I 01/30/23 650,000 65.01 423
478
ILFC E-Capital Trust II 01/30/23 750,000 68.01 510
558
Imperial Brands Finance PLC 08/08/23 3,732,000 94.66 3,533
3,477
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 93.32 2,197
2,153
International Flavors & Fragrances, Inc. 08/08/23 5,027,000 77.93 3,918
3,733
Intesa Sanpaolo SpA 03/30/22 1,557,000 98.87 1,527
1,526
Intesa Sanpaolo SpA 11/14/22 540,000 99.92 540
542
Intesa Sanpaolo SpA 08/09/23 4,067,000 98.79 4,018
3,730
Irwin Home Equity Loan Trust 06/30/15 214,559 101.48 218
212
Jersey Central Power & Light Co. 08/08/23 1,828,000 97.31 1,779
1,756
Jordan Government International Bond 06/14/22 760,000 95.69 727
707
JPMorgan Mortgage Trust 06/05/20 94,529 102.84 97
82
JPMorgan Mortgage Trust 06/05/20 143,290 103.41 148
124
JPMorgan Mortgage Trust 03/30/21 489,744 102.01 500
403
JPMorgan Mortgage Trust 04/26/21 14,222,825 101.80 14,479
12,443
JPMorgan Mortgage Trust 01/26/22 10,439,304 99.13 10,349
8,513
JPMorgan Mortgage Trust 04/27/22 4,862,831 95.72 4,655
4,055
JPMorgan Mortgage Trust 03/10/23 6,355,126 88.21 5,606
5,237
JPMorgan Mortgage Trust 04/20/23 2,757,787 88.12 2,430
2,261
JPMorgan Mortgage Trust 09/27/23 4,976,033 100.00 4,976
4,979
JPMorgan Wealth Management 07/30/20 1,465,522 103.45 1,516
1,147
KKR Group Finance Co. II LLC 06/14/16 30,000 104.02 31
25

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 463
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lamar Funding, Ltd. 07/26/22 310,000 96.50 299
295
Level 3 Financing, Inc. 03/31/23 172,000 95.87 165
172
Liberty Mutual Group, Inc. 05/03/22 218,000 127.96 279
210
Lithia Motors, Inc. 06/04/21 120,000 102.36 123
99
Lithia Motors, Inc. 06/07/21 70,000 103.71 73
63
Magnetite XVII, Ltd. 09/20/23 250,000 99.55 249
246
Magnetite XXIX, Ltd. 10/19/23 400,000 98.21 393
392
Marks & Spencer PLC 09/25/19 58,000 112.66 65
52
Mars, Inc. 04/09/21 390,000 94.04 367
234
Massachusetts Mutual Life Insurance Co. 04/09/21 120,000 100.35 120
73
Mattel, Inc. 08/08/23 4,116,000 93.81 3,861
3,802
MEG Energy Corp. 04/12/21 150,000 103.37 155
151
Melco Resorts Finance, Ltd. 04/12/21 420,000 104.26 438
332
Metropolitan Edison Co. 03/28/23 240,000 99.88 240
232
Metropolitan Life Global Funding I 03/21/23 350,000 99.87 350
320
Mexico Generadora de Energia S de RL 04/04/23 1,873,443 96.85 1,814
1,711
MF1 LLC 07/19/23 1,565,000 100.31 1,570
1,565
MHC Commercial Mortgage Trust 04/06/21 13,795,852 97.73 13,483
13,580
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 135,000 99.28 134
133
Mondelez International, Inc. 11/05/21 358,000 99.15 355
315
Monongahela Power Co. 09/12/23 590,000 99.82 589
562
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.31 111
111
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.16 675
674
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.83 5,206
3,803
MVW LLC 09/13/23 251,545 90.56 228
227
New York Life Global Funding 01/24/23 220,000 99.83 220
197
New York Life Insurance Co. 04/09/21 150,000 107.54 161
98
NGPL PipeCo LLC 09/26/19 2,298,000 125.52 2,884
2,293
Nippon Life Insurance Co. 04/09/21 360,000 96.34 347
276
Nissan Motor Acceptance Co. LLC 09/12/23 70,000 87.05 61
61
Nissan Motor Acceptance Corp. 11/03/22 520,000 97.92 509
510
Nissan Motor Co., Ltd. 01/18/23 280,000 95.99 269
265
Nomura Resecuritization Trust 10/23/15 916,466 94.76 868
891
Northwestern Mutual Life Insurance Co. (The) 04/09/21 310,000 101.59 315
187
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.92 291
168
NRG Energy, Inc. 04/12/21 810,000 99.94 810
682
Nuveen LLC 03/11/19 100,000 102.52 103
92
Oaktown Re III, Ltd. 01/26/21 1,756,891 100.35 1,763
1,761
Oaktown Re VI, Ltd. 04/14/21 7,633,023 100.05 7,637
7,645
Oaktown Re VII, Ltd. 10/15/21 2,331,430 100.00 2,331
2,331
Oaktown Re, Ltd. 09/28/21 1,024,000 101.64 1,041
1,042
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,813
OCP CLO, Ltd. 09/09/22 1,892,873 99.01 1,874
1,881
OCP SA 06/10/21 390,000 99.49 388
306
Ohio Edison Co. 09/22/22 220,000 99.81 220
205
Onslow Bay Financial LLC 09/18/23 495,818 100.00 496
494
Open Text Corp. 08/08/23 2,092,000 101.36 2,120
2,082
Parkmore Point RMBS PLC 02/07/23 GBP 2,882,061 118.38 3,412
3,509
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 95.13 48
46
Pennsylvania Electric Co. 03/28/23 1,933,000 99.39 1,914
1,890
Penske Truck Leasing Co., LP / PTL Finance Corp. 08/09/23 2,385,000 96.86 2,310
2,295
Petroleos del Peru SA 04/26/21 220,000 101.67 224
120
Petroleos Mexicanos 02/23/21 MXN 192,568,400 4.79 9,215
10,050
PFS Financing Corp. 08/08/23 3,987,000 99.99 3,986
3,922
Polaris, Inc. 09/29/23 GBP 2,526,611 122.50 3,095
3,071
Preston Ridge Partners Mortgage LLC 12/01/20 1,243,133 100.00 1,243
1,204
Preston Ridge Partners Mortgage LLC 04/28/21 2,963,436 100.00 2,963
2,800
Preston Ridge Partners Mortgage Trust 11/03/21 1,407,204 97.29 1,369
1,311
Prodigy Finance Designated Activity Co. 07/12/21 1,468,331 100.06 1,469
1,454
Prosus NV 08/04/22 3,847,000 86.79 3,339
3,050
Provincia de Buenos Aires 08/27/21 1,169,446 44.20 517
371
Provincia de Cordoba 04/12/21 350,003 69.50 243
290
Provincia de Cordoba 04/12/21 500,000 72.58 363
372
Radnor RE, Ltd. 06/18/21 3,978,824 100.05 3,981
3,983
Radnor RE, Ltd. 11/05/21 1,534,449 100.00 1,534
1,535

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
464 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Regal Rexnord Corp. 01/09/23 1,140,000 100.50 1,146
1,121
Reliance Industries, Ltd. 01/05/22 250,000 99.80 249
195
Reliance Standard Life Global Funding II 09/12/23 780,000 87.44 682
678
Renew Financial Group LLC 07/31/23 402,540 94.01 378
369
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.80 587
461
RMAC Securities No. 1 PLC 04/15/21 GBP 2,870,030 133.48 3,831
3,371
RMAC Securities No. 1 PLC 04/15/21 GBP 1,306,821 133.53 1,745
1,526
RMAC Securities No. 1 PLC 04/15/21 GBP 1,078,782 134.46 1,451
1,267
RMAC Securities No. 1 PLC 11/08/22 3,985,602 93.72 3,735
3,818
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100.00 210
183
Rockies Express Pipeline LLC 05/06/20 300,000 93.37 280
252
Rockies Express Pipeline LLC 03/23/21 560,000 97.63 547
494
Rockies Express Pipeline LLC 03/23/21 309,000 97.74 302
292
Rockies Express Pipeline LLC 07/07/22 117,000 84.54 99
97
Rolls-Royce PLC 06/05/23 784,000 95.93 752
733
Romania Government International Bond 02/23/21 EUR 4,312,000 114.18 4,923
2,681
Romania Government International Bond 07/08/21 EUR 4,020,000 110.83 4,455
2,492
Romania Government International Bond 08/03/21 EUR 3,460,000 80.94 2,801
2,158
Romania Government International Bond 02/24/22 EUR 3,866,000 84.45 3,265
3,028
Romania Government International Bond 02/24/22 EUR 2,353,000 91.04 2,142
1,893
Romania Government International Bond 02/24/22 EUR 543,000 95.63 519
403
Romania Government International Bond 02/24/22 EUR 1,251,000 98.75 1,235
977
Romania Government International Bond 02/25/22 EUR 547,000 93.34 511
520
Romania Government International Bond 03/01/22 EUR 659,000 104.50 689
546
Romania Government International Bond 06/28/22 EUR 1,188,000 68.30 811
742
Romania Government International Bond 07/20/22 EUR 309,000 83.10 257
269
Romania Government International Bond 07/21/22 EUR 200,000 86.94 174
183
Romania Government International Bond 09/21/22 EUR 6,078,000 95.34 5,795
6,149
Romania Government International Bond 09/11/23 EUR 3,640,000 107.42 3,910
3,830
Santos Finance, Ltd. 09/11/23 120,000 99.60 120
114
Sasol Financing USA LLC 04/26/23 540,000 100.00 540
513
Saudi Arabian Oil Co. 08/08/23 2,394,000 87.37 2,092
1,873
Saudi Arabian Oil Co. 10/16/23 2,068,000 91.75 1,897
1,890
Sealed Air Corp. 04/22/20 300,000 109.42 328
281
Sequoia Mortgage Trust 10/21/16 404,050 102.59 415
351
Sequoia Mortgage Trust 05/06/21 7,639,570 102.58 7,837
6,629
Sociedad Quimica y Minera de Chile SA 09/13/21 450,000 99.21 446
262
Societe Generale SA 02/03/23 2,623,000 92.00 2,413
2,302
Sodexo, Inc. 10/12/23 3,844,000 90.39 3,475
3,464
Solvay Finance America LLC 08/08/23 3,806,000 97.22 3,700
3,801
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 620,000 100.25 622
457
Standard Chartered PLC 04/02/20 250,000 104.51 261
229
SURA Asset Management SA 10/12/23 2,185,000 92.09 2,012
1,973
Suzano Austria GmbH 04/09/21 200,000 128.55 257
187
Suzano Austria GmbH 10/12/23 2,354,000 98.65 2,322
2,304
Swedbank AB 08/09/23 1,402,000 99.91 1,401
1,379
Swedbank AB 09/05/23 200,000 100.00 200
198
Taurus CMBS 07/28/21 GBP 1,612,155 139.09 2,242
1,887
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,419
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.50 195
195
Tennessee Gas Pipeline Co. LLC 05/06/22 110,000 89.74 99
90
Towd Point Mortgage Funding PLC 01/20/21 GBP 1,506,000 136.45 2,055
1,799
Towd Point Mortgage Trust 08/17/20 2,432,575 101.71 2,474
2,283
Towd Point Mortgage Trust 02/24/23 GBP 7,938,000 118.12 9,376
9,579
Towd Point Mortgage Trust 07/21/23 7,310,686 99.85 7,299
7,246
Towd Point Mortgage Trust 10/19/23 3,775,000 100.00 3,775
3,794
UBS Group AG 01/28/19 690,000 100.00 690
684
UBS Group AG 05/10/21 270,000 100.00 270
208
UBS Group AG 08/08/22 720,000 100.00 720
692
UBS Group AG 11/09/22 260,000 100.00 260
291
UBS Group AG 04/05/23 3,930,000 97.84 3,845
3,809
UniCredit SpA 04/22/20 231,000 104.66 242
214
UniCredit SpA 03/03/22 3,000,000 97.05 2,912
2,750
United Airlines, Inc. 04/14/21 70,000 100.00 70
59
United Airlines, Inc. 03/30/22 530,000 99.06 525
492

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 465
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Verizon Master Trust 09/12/23 9,929,000 99.99 9,928
9,773
VICI Properties, Inc. 07/06/22 2,771,000 97.77 2,709
2,652
VICI Properties, LP / VICI Note Co., Inc. 08/08/23 751,000 97.58 733
721
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,130,610 138.63 2,954
2,577
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.33 434
262
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 98.97 1,183
1,153
Wells Fargo Commercial Mortgage Trust 11/15/22 1,216,872 93.79 1,141
1,172
Wipro IT Services LLC 08/08/23 2,039,000 90.64 1,848
1,827
Woodward Capital Management LLC 07/13/23 1,438,398 99.09 1,425
1,422
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 200,000 98.57 197
196
Wynn Macau, Ltd. 01/04/23 980,000 98.05 961
952
Yara International ASA 04/11/22 3,530,000 98.22 3,467
3,328
ZF NA Capital, Inc. 05/05/20 1,677,000 97.00 1,619 1,618
621,295
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 102 CAD 11,723 12/23
(25)
Long Gilt Futures 99 GBP 9,223 12/23
(202)
United States 2 Year Treasury Note Futures 2,604 USD 527,107 12/23
(2,267)
United States 5 Year Treasury Note Futures 2,190 USD 228,804 12/23
(3,645)
United States 10 Year Treasury Note Futures 3,728 USD 400,123 12/23
(14,098)
United States Treasury Long Bond Futures 920 USD 100,683 12/23
(7,083)
United States Treasury Ultra Bond Futures 1,391 USD 156,574 12/23
(20,659)
Short Positions
Canadian 10 Year Government Bond Futures 101 CAD 11,608 12/23
(14)
Euro-Bobl Futures 62 EUR 7,210 12/23
43
Euro-Bund Futures 477 EUR 61,528 12/23
1,320
Euro-Buxl Futures 40 EUR 4,817 12/23
451
Euro-Schatz Futures 55 EUR 5,785 12/23
14
Japanese 10 Year Government Bond Futures 81 JPY 11,643,750 12/23
1,081
Japanese 10 Year Mini Government Bond Futures 282 JPY 4,058,544 12/23
386
Long Gilt Futures 349 GBP 32,513 12/23
656
United States 2 Year Treasury Note Futures 571 USD 115,583 12/23
475
United States 5 Year Treasury Note Futures 368 USD 38,448 12/23
86
United States 10 Year Treasury Note Futures 991 USD 105,259 12/23
3,596
United States Treasury Long Bond Futures 2 USD 219 12/23
7
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (39,878)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 6,883 GBP 5,698 11/08/23 44
BNP Paribas USD 2,561 EUR 2,415 01/19/24 5

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
466 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 1 GBP 1 01/19/24 —
Citigroup USD 373 CAD 510 01/18/24 (5)
Citigroup USD 4,280 CAD 5,884 01/18/24 (32)
Citigroup USD 281 CLP 264,001 01/18/24 13
Citigroup USD 642 CLP 586,691 01/18/24 11
Citigroup USD 645 CLP 588,968 01/18/24 10
Citigroup USD 1,290 CLP 1,176,387 01/18/24 18
Citigroup USD 1,613 CLP 1,473,629 01/18/24 27
Citigroup USD 4,060 CLP 3,760,752 01/18/24 122
Citigroup USD 2,120 CNY 15,446 01/18/24 19
Citigroup USD 182 COP 806,097 01/18/24 10
Citigroup USD 189 COP 823,747 01/18/24 7
Citigroup USD 190 COP 825,611 01/18/24 7
Citigroup USD 358 COP 1,543,387 01/18/24 10
Citigroup USD 367 COP 1,590,418 01/18/24 12
Citigroup USD 476 COP 2,136,078 01/18/24 34
Citigroup USD 487 COP 2,108,659 01/18/24 16
Citigroup USD 551 COP 2,404,911 01/18/24 23
Citigroup USD 894 COP 4,020,485 01/18/24 65
Citigroup USD 1,091 COP 4,776,635 01/18/24 49
Citigroup USD 1,092 COP 4,828,936 01/18/24 62
Citigroup USD 5,961 EUR 5,590 01/18/24 (25)
Citigroup USD 110 GBP 90 01/18/24 —
Citigroup USD 342 GBP 280 01/18/24 (1)
Citigroup USD 1,361 IDR 21,391,156 01/18/24 (19)
Citigroup USD 1,361 IDR 21,397,959 01/18/24 (19)
Citigroup USD 1,559 IDR 24,487,783 01/18/24 (23)
Citigroup USD 238 ILS 942 01/18/24 (4)
Citigroup USD 7,910 ILS 30,347 01/18/24 (366)
Citigroup USD 355 JPY 52,095 01/18/24 (7)
Citigroup USD 12,523 JPY 1,834,564 01/18/24 (263)
Citigroup USD 167 MXN 3,069 01/18/24 1
Citigroup USD 167 MXN 3,072 01/18/24 2
Citigroup USD 176 MXN 3,226 01/18/24 1
Citigroup USD 176 MXN 3,226 01/18/24 1
Citigroup USD 176 MXN 3,232 01/18/24 1
Citigroup USD 176 MXN 3,226 01/18/24 1
Citigroup USD 229 MXN 4,233 01/18/24 3
Citigroup USD 231 MXN 4,252 01/18/24 2
Citigroup USD 570 MXN 10,553 01/18/24 8
Citigroup USD 1,490 MXN 27,659 01/18/24 25
Citigroup USD 562 NZD 952 01/18/24 (7)
Citigroup CAD 466 USD 341 01/18/24 5
Citigroup CLP 667,860 USD 708 01/18/24 (35)
Citigroup CLP 677,632 USD 708 01/18/24 (46)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 467
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CLP 1,262,585 USD 1,354 01/18/24 (50)
Citigroup CLP 1,417,763 USD 1,499 01/18/24 (77)
Citigroup CNY 46,787 USD 6,419 01/18/24 (60)
Citigroup COP 4,374,546 USD 1,053 01/18/24 8
Citigroup COP 5,335,500 USD 1,287 01/18/24 13
Citigroup COP 7,697,769 USD 1,851 01/18/24 14
Citigroup COP 25,865,927 USD 5,789 01/18/24 (385)
Citigroup EUR 555 PLN 2,480 01/18/24 (4)
Citigroup EUR 831 PLN 3,746 01/18/24 9
Citigroup EUR 1,530 PLN 7,077 01/18/24 103
Citigroup EUR 1,669 PLN 7,548 01/18/24 29
Citigroup EUR 565 SEK 6,668 01/18/24 (1)
Citigroup EUR 1,358 SEK 15,765 01/18/24 (48)
Citigroup EUR 799 USD 850 01/18/24 1
Citigroup EUR 3,501 USD 3,698 01/18/24 (20)
Citigroup EUR 69,579 USD 73,845 01/18/24 (50)
Citigroup GBP 4,945 EUR 5,687 01/18/24 50
Citigroup GBP 340 USD 413 01/18/24 —
Citigroup GBP 1,118 USD 1,366 01/18/24 6
Citigroup HUF 142,727 EUR 360 01/17/24 (16)
Citigroup HUF 154,008 EUR 389 01/17/24 (17)
Citigroup HUF 241,106 EUR 611 01/17/24 (23)
Citigroup HUF 267,005 EUR 675 01/17/24 (27)
Citigroup HUF 63,302 EUR 162 01/18/24 (3)
Citigroup HUF 67,007 EUR 171 01/18/24 (3)
Citigroup HUF 88,494 EUR 226 01/18/24 (4)
Citigroup HUF 188,258 EUR 481 01/18/24 (9)
Citigroup HUF 366,770 EUR 935 01/18/24 (21)
Citigroup ILS 31,289 USD 7,890 01/18/24 111
Citigroup JPY 46,623 USD 315 01/18/24 4
Citigroup JPY 75,248 USD 510 01/18/24 7
Citigroup JPY 934,756 USD 6,300 01/18/24 53
Citigroup MXN 591 USD 32 01/18/24 —
Citigroup MXN 940 USD 51 01/18/24 —
Citigroup MXN 13,525 USD 733 01/18/24 (8)
Citigroup MXN 17,081 USD 926 01/18/24 (10)
Citigroup MXN 33,060 USD 1,804 01/18/24 (7)
Citigroup MXN 35,652 USD 1,907 01/18/24 (46)
Citigroup MXN 70,896 USD 3,849 01/18/24 (33)
Citigroup MXN 250,975 USD 13,636 01/18/24 (111)
Citigroup MXN 250,975 USD 13,563 01/18/24 (182)
Citigroup PLN 741 EUR 163 01/18/24 (5)
Citigroup PLN 6,006 EUR 1,317 01/18/24 (47)
Citigroup ZAR 2,072 USD 109 01/18/24 (2)
Citigroup ZAR 2,072 USD 109 01/18/24 (2)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
468 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 2,088 USD 110 01/18/24 (1)
Citigroup ZAR 2,089 USD 110 01/18/24 (1)
Citigroup ZAR 2,089 USD 110 01/18/24 (1)
Citigroup ZAR 2,089 USD 110 01/18/24 (1)
Citigroup ZAR 2,091 USD 110 01/18/24 (2)
Citigroup ZAR 2,391 USD 126 01/18/24 (2)
Citigroup ZAR 6,222 USD 326 01/18/24 (5)
Citigroup ZAR 16,568 USD 870 01/18/24 (14)
Citigroup ZAR 211,468 USD 10,752 01/18/24 (520)
HSBC USD 10,102 NOK 112,561 11/08/23 (24)
JPMorgan Chase USD 1,329 MXN 24,398 01/19/24 7
JPMorgan Chase IDR 8,678,743 USD 554 01/19/24 9
Morgan Stanley USD 1,000 BRL 5,118 01/19/24 7
Morgan Stanley USD 8 EUR 7 11/15/23 —
Morgan Stanley USD 1,923 JPY 283,355 01/19/24 (29)
Morgan Stanley GBP 86 USD 104 11/15/23 —
Morgan Stanley GBP 607 USD 772 11/15/23 33
Royal Bank of Canada CAD 14,031 USD 10,233 11/08/23 114
State Street USD 128 CAD 177 11/08/23 —
State Street USD 821 CHF 740 11/08/23 (7)
State Street USD 7,731 EUR 7,370 11/08/23 69
State Street USD 136 JPY 20,249 11/08/23 (2)
State Street USD 5,151 NZD 8,723 11/08/23 (69)
State Street USD 5,166 SEK 57,245 11/08/23 (36)
State Street GBP 3,631 USD 4,414 11/08/23 —
State Street GBP 41,502 USD 52,944 11/15/23 2,496
State Street JPY 774,037 USD 5,221 11/08/23 109
State Street NZD 108 USD 63 11/08/23 —
State Street SEK 57,245 USD 5,140 11/08/23 10
UBS CHF 14,255 USD 15,524 11/08/23 (156)
Westpac EUR 4,992 USD 5,303 11/08/23 19
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 902
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 18,700 5.212%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— (78) (78)
Citigroup NZD 37,000 5.325%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— (108) (108)
Citigroup NZD 37,400 5.221%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— (152) (152)
Citigroup CAD 61,200 4.718%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— 12 12

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 469
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup SEK 100,000 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (64) (64)
Citigroup NOK 102,400 4.286%
(3)
6 Month NIBOR
(4)
10/19/28
— (37) (37)
Citigroup CAD 14,100
6 Month Canadian
Dealer Offer Rate
(3)
3.557%
(3)
10/19/33
— 508 508
Citigroup JPY 1,400,000 TONAR
(4)
1.118%
(4)
10/30/33
— 36 36
Citigroup EUR 2,083 2.610%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43
— 8 8
Citigroup EUR 2,167 2.660%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43
— 28 28
Citigroup EUR 4,250 2.670%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43 — 58 58
Total Open Interest Rate Swap Contracts (å) — 211 211
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 3,987 (5.000%)
(2)
12/20/28
(27) 30 3
CDX NA Investment Grade Index Bank of America USD 3,975 (1.000%)
(2)
12/20/28 (57) 16 (41)
Total Open Credit Indices - Purchase Protection Contracts (84) 46 (38)
Total Open Credit Default Swap Contracts (å) (84) 46 (38)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
470 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 86,595 $ —
$ —
$ 86,595 4 .3
Corporate Bonds and Notes — 451,811 —
—
451,811 22 .6
International Debt — 325,662 —
—
325,662 16 .3
Loan Agreements — 1,005 —
—
1,005 —
*
Mortgage-Backed Securities — 407,853 —
—
407,853 20 .4
Municipal Bonds — 1,632 —
—
1,632 0 .1
Non-US Bonds — 136,061 —
—
136,061 6 .8
United States Government Treasuries — 164,097 —
—
164,097 8 .2
Common Stocks — — — — — —
Preferred Stocks 511 — — — 511 —
*
Short-Term Investments — 202,572 — 228,628 431,200 21 .6
Other Securities — — — 2,543 2,543 0 .1
Total Investments 511 1,777,288 — 231,171 2,008,970 100 .4
Other Assets and Liabilities, Net
(0 .4)
100 .0
Other Financial Instruments
Assets
Futures Contracts 8,115 — — — 8,115 0 .4
Foreign Currency Exchange Contracts — 3,895 — — 3,895 0 .2
Interest Rate Swap Contracts — 650 — — 650 —
*
Credit Default Swap Contracts — 3 — — 3 —
*
A
Liabilities
Futures Contracts (47,993) — — — (47,993) (2 .4)
Foreign Currency Exchange Contracts — (2,993) — — (2,993) (0 .1)
Interest Rate Swap Contracts — (439) — — (439) (—)
*
Credit Default Swap Contracts — (41) — — (41) (—)
*
Total Other Financial Instruments
**
$ (39,878) $ 1,075 $ — $ — $ (38,803)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 471
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
10,044
Argentina ............................................................................................
1,371
Australia .............................................................................................
1,594
Belgium ..............................................................................................
4,236
Bermuda .............................................................................................
68,801
Brazil ..................................................................................................
6,409
Canada ................................................................................................
38,963
Cayman Islands ..................................................................................
45,855
Chile ...................................................................................................
6,696
China ..................................................................................................
3,352
Colombia ............................................................................................
2,245
Denmark .............................................................................................
7,564
Egypt ..................................................................................................
1,944
Finland ...............................................................................................
3,711
France .................................................................................................
27,069
Germany .............................................................................................
14,137
Greece ................................................................................................
7,035
Hong Kong .........................................................................................
332
India ...................................................................................................
3,413
Indonesia ............................................................................................
728
Ireland ................................................................................................
5,793
Israel ...................................................................................................
62
Italy ....................................................................................................
16,172
Japan ..................................................................................................
2,355
Jordan .................................................................................................
707
Luxembourg .......................................................................................
311
Macao .................................................................................................
2,156
Mexico ...............................................................................................
46,566
Morocco .............................................................................................
306
Netherlands ........................................................................................
7,173
Nigeria ................................................................................................
6,150
Oman ..................................................................................................
295
Panama ...............................................................................................
1,883
Peru ....................................................................................................
264
Romania .............................................................................................
25,871
Saudi Arabia .......................................................................................
3,763
South Africa .......................................................................................
11,750
South Korea .......................................................................................
3,844
Spain ..................................................................................................
2,105
Sweden ...............................................................................................
1,577
Switzerland ........................................................................................
7,418
Taiwan ................................................................................................
519
Togo ...................................................................................................
2,804
United Arab Emirates .........................................................................
269
United Kingdom .................................................................................
69,096
United States ......................................................................................
1,533,326
Zambia ...............................................................................................
936
Total Investments ............................................................................... 2,008,970

See accompanying notes which are an integral part of the financial statements.
472 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,895 $ —
Variation margin on futures contracts* — — 8,115
Interest rate swap contracts, at fair value — — 650
Credit default swap contracts, at fair value 3 — —
Total
$ 3 $ 3,895 $ 8,765
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 47,993
Unrealized depreciation on foreign currency exchange contracts — 2,993 —
Interest rate swap contracts, at fair value — — 439
Credit default swap contracts, at fair value 41 — —
Total
$ 41 $ 2,993 $ 48,432
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ ( 118 , 688 )
Interest rate swap contracts — — 2,825
Credit default swap contracts 533 — —
Foreign currency exchange contracts — (17,841) —
Total
$ 533 $ (17,841) $ ( 115 , 863 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 34,024
Interest rate swap contracts — — (919)
Credit default swap contracts (1, 203 ) — —
Foreign currency exchange contracts — 2,145 —
Total
$ (1, 203 ) $ 2,145 $ 33, 105
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 473
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,479 $ — $ 2,479
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3,895 — 3,895
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 650 — 650
Credit Default Swap Contracts Credit default swap contracts, at fair value 3 — 3
Total Financial and Derivative Assets
7,027 — 7,027
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,027 $ — $ 7,027
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,328 $ 3 $ 1,325 $ —
Bank of Montreal
293 — 293 —
Bank of New York
43 — — 43
Barclays
8 59 — 859 —
BNP Paribas
5 — — 5
Citigroup
1,623 1,623 — —
JPMorgan Chase
16 — — 16
Morgan Stanley
41 7 — 34
Royal Bank of Canada
114 — — 114
State Street
2,686 115 — 2,571
Westpac
19 — — 19
Total
$ 7, 027 $ 1,748 $ 2, 4 77 $ 2 , 802

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
474 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,993 $ — $ 2,993
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 439 — 439
Credit Default Swap Contracts Credit default swap contracts, at fair value 41 — 41
Total Financial and Derivative Liabilities
3,473 — 3,473
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,473 $ — $ 3,473
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 41 $ 3 $ — $ 38
Citigroup 3,108 1,623 — 1,485
HSBC 24 — — 24
Morgan Stanley 30 7 — 23
State Street 115 115 — —
UBS 155 — — 155
Total
$ 3, 473 $ 1,748 $ — $ 1, 725
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 475
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,173,970
Investments, at fair value(*)(>) ....................................................................................................................................................
2,008,970
Cash .............................................................................................................................................................................................. 79
Foreign currency holdings(^) ....................................................................................................................................................... 5,687
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3,895
Receivables:
Dividends and interest ...................................................................................................................................................... 14,255
Dividends from affiliated funds ....................................................................................................................................... 661
Investments sold ............................................................................................................................................................... 14,991
Fund shares sold ............................................................................................................................................................... 1,432
From broker(a)(b) ............................................................................................................................................................ 104,379
Variation margin on futures contracts .............................................................................................................................. 1,194
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 650
Credit default swap contracts, at fair value(+) ............................................................................................................................. 3
Total assets ...............................................................................................................................................................
2, 156 , 196
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 650
Investments purchased ..................................................................................................................................................... 104, 077
Fund shares redeemed ...................................................................................................................................................... 2,311
Accrued fees to affiliates .................................................................................................................................................. 916
Other accrued expenses .................................................................................................................................................... 384
Variation margin on futures contracts .............................................................................................................................. 41,040
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,993
Payable upon return of securities loaned ..................................................................................................................................... 2,543
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 439
Credit default swap contracts, at fair value(+) ............................................................................................................................. 41
Total liabilities ...........................................................................................................................................................
155,394
Net Assets ...............................................................................................................................................................
$ 2,000,802

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
476 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (720,072)
Shares of beneficial interest .........................................................................................................................................................
2,294
Additional paid-in capital ............................................................................................................................................................
2,718,580
Net Assets ...............................................................................................................................................................
$ 2,000,802
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.68
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.02
Class A — Net assets ........................................................................................................................................................... $ 17,085,482
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,968,141
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.57
Class C — Net assets ........................................................................................................................................................... $ 8,034,953
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 937,579
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.74
Class M — Net assets .......................................................................................................................................................... $ 348,932,435
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 39,902,306
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 8.62
Class R6 — Net assets ......................................................................................................................................................... $ 1,726,674
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 200,206
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.75
Class S — Net assets ............................................................................................................................................................ $ 1,252,986,649
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 143,178,299
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.61
Class Y — Net assets ........................................................................................................................................................... $ 372,035,926
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 43,205,848
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,758
(*)     Securities on loan included in investments $ 2,479
(+)     Credit default swap contracts - premiums paid (received) $ (84)
(•)     Interest rate swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 231,171
(a)   Receivable from Broker for Futures $ 93,426
(b)   Receivable from Broker for Swaps $ 10,953
(c)   Due to Broker for Swaps $ 650
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 477
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 221
Dividends from affiliated funds ....................................................................................................................................... 9,069
Interest .............................................................................................................................................................................. 93,529
Securities lending income (net) ....................................................................................................................................... 23
Total investment income ..............................................................................................................................................................
102 , 842
Expenses
Advisory fees ................................................................................................................................................................... 11,649
Administrative fees .......................................................................................................................................................... 1,183
Custodian fees .................................................................................................................................................................. 334
Distribution fees - Class A ............................................................................................................................................... 48
Distribution fees - Class C ............................................................................................................................................... 75
Transfer agent fees - Class A ........................................................................................................................................... 38
Transfer agent fees - Class C ........................................................................................................................................... 20
Transfer agent fees - Class M .......................................................................................................................................... 795
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 2,833
Transfer agent fees - Class Y ........................................................................................................................................... 27
Professional fees .............................................................................................................................................................. 276
Registration fees ............................................................................................................................................................... 125
Shareholder servicing fees - Class C ............................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 154
Printing fees ..................................................................................................................................................................... 103
Miscellaneous .................................................................................................................................................................. 98
Expenses before reductions .............................................................................................................................................. 17,784
Expense reductions .......................................................................................................................................................... (4,893)
Net expenses ................................................................................................................................................................................
12,891
Net investment income (loss) .......................................................................................................................................................
89,951
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (211,916)
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. (118,688)
Foreign currency exchange contracts ............................................................................................................................... (17,841)
Interest rate swap contracts .............................................................................................................................................. 2,825
Credit default swap contracts ........................................................................................................................................... 533
Foreign currency-related transactions .............................................................................................................................. 1,001
Net realized gain (loss) ................................................................................................................................................................
( 344 , 082 )
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 228,087
Investments in affiliated funds ......................................................................................................................................... 11
Futures contracts .............................................................................................................................................................. 34,024
Foreign currency exchange contracts ............................................................................................................................... 2,145
Interest rate swap contracts .............................................................................................................................................. (919)
Credit default swap contracts ........................................................................................................................................... (1, 203 )
Foreign currency-related transactions .............................................................................................................................. 816
Net change in unrealized appreciation (depreciation) ................................................................................................................. 262,961
Net realized and unrealized gain (loss) ........................................................................................................................................ (81,121)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 8,830

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
478 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 89,951 $ 59, 212
Net realized gain (loss) ....................................................................................................................... ( 344 , 082 ) (236, 537 )
Net change in unrealized appreciation (depreciation) ........................................................................ 262,961 (458,221)
Net increase (decrease) in net assets from operations .............................................................................. 8,830 (635,546)
Distributions
To shareholders
Class A .......................................................................................................................................... (369) (480)
Class C .......................................................................................................................................... (167) (185)
Class M ......................................................................................................................................... (8,436) (14,372)
Class R6 ........................................................................................................................................ (45) (55)
Class S .......................................................................................................................................... (29,535) (51,112)
Class Y .......................................................................................................................................... (12,663) (17,513)
Net decrease in net assets from distributions ............................................................................................ (51,215) (83,717)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (854,393) (415,070)
Total Net Increase (Decrease) in Net Assets ........................................................................
(896,778) (1,134,333)
Net Assets
Beginning of period .................................................................................................................................. 2,897,580 4,031,913
End of period .............................................................................................................................................
$ 2,000,802 $ 2,897,580

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 479
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 291 $ 2,654 321 $ 3,137
Proceeds from reinvestment of distributions 40 364 45 474
Payments for shares redeemed (638) (5,843) (486) (4,832)
Net increase (decrease)
(307) (2,825) (120) (1,221)
Class C
Proceeds from shares sold 101 927 84 821
Proceeds from reinvestment of distributions 18 166 17 185
Payments for shares redeemed (406) (3,655) (285) (2,856)
Net increase (decrease)
(287) (2,562) (184) (1,850)
Class M
Proceeds from shares sold 11,038 101,866 9,385 95,086
Proceeds from reinvestment of distributions 919 8,435 1,378 14,366
Payments for shares redeemed (28,681) (260,946) (13,773) (136,895)
Net increase (decrease)
(16,724) (150,645) (3,010) (27,443)
Class R6
Proceeds from shares sold 65 594 229 2,383
Proceeds from reinvestment of distributions 5 45 5 54
Payments for shares redeemed (120) (1,101) (144) (1,444)
Net increase (decrease)
(50) (462) 90 993
Class S
Proceeds from shares sold 25,079 230,471 28,913 295,581
Proceeds from reinvestment of distributions 3,198 29,401 4,852 50,852
Payments for shares redeemed (80,277) (731,966) (65,206) (648,220)
Net increase (decrease)
(52,000) (472,094) (31,441) (301,787)
Class Y
Proceeds from shares sold 9,166 83,865 5,880 56,204
Proceeds from reinvestment of distributions 1,398 12,663 1,704 17,513
Payments for shares redeemed (35,865) (322,333) (15,702) (157,479)
Net increase (decrease)
(25,301) (225,805) (8,118) (83,762)
Total increase (decrease)
(94,669) $ (854,393) (42,783) $ (415,070)

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
480 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 8.92 . 31 (. 38 ) (.07) (.17) —
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
Class C
October 31, 2023 8.84 . 24 (. 37 ) (.13) (.14) —
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
Class M
October 31, 2023 8.96 .34 (.37) (.03) (.19) —
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
Class R6
October 31, 2023 8.84 . 34 (. 37 ) (.03) (.19) —
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
Class S
October 31, 2023 8.98 . 34 (. 39 ) (.05) (.18) —
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
Class Y
October 31, 2023 8.83 . 34 (. 37 ) (.03) (.19) —
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 481
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.17) 8.68 (.84) 17,085 1.02 .84 3. 38 72
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.14) 8.57 (1.51) 8,035 1.77 1.59 2. 61 72
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.19) 8.74 (.45) 348,932 .77 .47 3. 74 72
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.19) 8.62 (.45) 1,727 .62 .46 3. 73 72
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.18) 8.75 (.61) 1,252,987 .77 .57 3. 64 72
(.23) 8.98 (16.77) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.19) 8.61 (.44) 372,036 .57 .43 3. 75 72
(.25) 8.83 (16.65) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
482 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 633,933
Administrative fees 83,681
Distribution fees 8,957
Shareholder servicing fees 1,779
Transfer agent fees 168,616
Trustee fees 19,013
$ 915,979
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 200,021 $ 2,787,575 $ 2,758,983 $ 4 $ 11 $ 228,628 $ 9,069 $ —
U.S. Cash Collateral Fund — 12,829 10,286 — — 2,543 64 —
$ 200,021 $ 2,800,404 $ 2,769,269 $ 4 $ 11 $ 231,171 $ 9,133 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 4,346,938,500 $ 21,463,270 $ (350,129,589) $ (328,666,319) $ 22,266,965 $ (579,783,924)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 51,215,4 13 $ — $ — $ 65,009,698 $ 18,707,765 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
484 Investment Grade Bond Fund
Investment Grade Bond Fund - Class A
‡
Total
Return
1 Year (4 .49)%
5 Years (1 .24)%§
10 Years 0 .06%§
Investment Grade Bond Fund - Class C
Total
Return
1 Year (1 .50)%
5 Years (1 .23)%§
10 Years (0 .31)%§
Investment Grade Bond Fund - Class M
‡‡
Total
Return
1 Year (0 .37)%
5 Years (0 .11)%§
10 Years 0 .79%§
Investment Grade Bond Fund - Class R6
‡‡‡
Total
Return
1 Year (0 .34)%
5 Years (0 .07)%§
10 Years 0 .88%§
Investment Grade Bond Fund - Class S
Total
Return
1 Year (0 .53)%
5 Years (0 .21)%§
10 Years 0 .72%§
Investment Grade Bond Fund - Class Y
Total
Return
1 Year (0 .38)%
5 Years (0 .06)%§
10 Years 0 .89%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 0 .36%
5 Years (0 .06)%§
10 Years 0 .88%§

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Investment Grade Bond Fund 485
The Investment Grade Bond Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and the preservation of capital.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S, and
Class Y Shares lost 0.76%, 1.50%, 0.37%, 0.34%, 0.53% and
0.38%, respectively. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which gained
0.36% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
0.43%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”).
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their monetary tightening policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund started the fiscal year with a neutral duration position relative to the benchmark but added duration as rates sold
off. The Fund’s general long duration was a detractor. Rates positioning detracted, as rates increased across the yield curve.
The Fund’s exposure to spread sectors added to performance as credit spreads largely tightened. The Bloomberg U.S. Corporate
Bond Index posted a total return of 2.77% for the fiscal year, while the Bloomberg U.S. Corporate High Yield Index had a
6.23% total return. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 4.10% to 4.88%.
The Fund’s exposure to credit sectors, primarily through
commercial mortgage-backed securities (“CMBS”) and asset-
backed securities (“ABS”) in securitized products, as well as high yield corporates, contributed positively to performance. The
Fund held a diversified allocation to CMBS and collateralized loan obligations (“CLOs”), which performed well over the fiscal year. The Fund’s exposure to lower quality corporate credit was also additive.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MetLife
Investment Management, LLC (“MetLife”) outperformed
the Fund’s benchmark but underperformed its RIM-assigned
benchmark. MetLife’s underperformance relative to its RIM-
assigned benchmark primarily came from the end of 2022 as
an overweight to U.S. Treasuries and underweight to corporates underperformed as credit spreads tightened over the last quarter of 2022. MetLife maintained their barbell credit strategy over the period, with overweights at opposite ends of the credit
spectrum to BBB- and BB-rated bonds and Treasuries.
Schroder Investment Management North America Inc.
(“Schroder”) outperformed the Fund’s benchmark during the
fiscal year. Schroder’s short duration position and overweight to
ABS and CMBS were strong contributors over the year.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired exposures for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
486 Investment Grade Bond Fund
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed
the Fund’s benchmark and its RIM-assigned benchmark
(Bloomberg U.S. Corporates Investment Grade Index). The
strategy is a credit beta strategy with a defensive nature; as credit rallied in the last quarter of 2022, a shorter active duration times spread versus the RIM-assigned benchmark caused the
strategy to underperform.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed its RIM-assigned benchmark (Bloomberg U.S.
Government Bond Index) and provided the intended government
exposure.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies both detracted during the fiscal year.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. However, derivatives were used to implement a steepening bias in the portfolio, which benefitted from the rates curve steepening towards the end of the fiscal year. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
MetLife Investment Management, LLC Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Investment Grade Bond Fund 487
* Assumes initial investment on November 1, 2013.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
488 Investment Grade Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 934.40 $ 1,021.32
Expenses Paid During Period* $ 3.75 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 931.10 $ 1,017.54
Expenses Paid During Period* $ 7.40 $ 7.73
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 936.70 $ 1,023.29
Expenses Paid During Period* $ 1.85 $ 1.94
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Investment Grade Bond Fund 489
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 936.70 $ 1,023.44
Expenses Paid During Period* $ 1.71 $ 1.79
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 935.70 $ 1,022.79
Expenses Paid During Period* $ 2.34 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 936.60 $ 1,023.54
Expenses Paid During Period* $ 1.61 $ 1.68
* Expenses are equal to the Fund's annualized expense ratio of 0.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
490 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.9%
Asset-Backed Securities - 3.9%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class A2
0.750% due 11/20/26 (Þ) 852 839
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 1,545 1,490
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,887 1,869
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 2,209 2,204
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,170 6,075
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 23 21
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
6.576% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,428 1,418
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,016
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 858 838
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 756 558
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 653 501
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 457
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,722 2,725
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,078
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 6,018 5,988
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,018 1,813
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,685 1,657
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 3,366 3,355
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 514 482
Verizon Master Trust
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 4,199 4,133
41,517
Corporate Bonds and Notes - 22.6%
AES Corp. (The)
5.450% due 06/01/28 1,100 1,050
Aetna, Inc.
6.750% due 12/15/37 1,240 1,249
3.875% due 08/15/47 180 119
Air Lease Corp.
5.850% due 12/15/27 1,270 1,241
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 161 157
4.250% due 06/15/26 386 362
Alleghany Corp.
3.250% due 08/15/51 460 282
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 313
Ally Financial, Inc.
8.000% due 11/01/31 106 103
Altria Group, Inc.
10.200% due 02/06/39 579 717
3.400% due 02/04/41 397 243
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 326 316
Amcor PLC
Series WI
3.625% due 04/28/26 393 370
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,743 1,559
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,081
5.625% due 03/01/33 1,500 1,408
American Express Co.
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 1,600 1,605
American Tower Trust #1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.490% due 03/15/28 (Þ) 5,790 5,685
Amgen, Inc.
5.250% due 03/02/30 610 586
3.150% due 02/21/40 1,200 804
5.650% due 03/02/53 1,260 1,108
Apollo Management Holdings, LP
4.400% due 05/27/26 (Þ) 810 769
Apple, Inc.
0.700% due 02/08/26 780 705
Ares Capital Corp.
3.250% due 07/15/25 272 255
3.875% due 01/15/26 303 283
Arizona Public Service Co.
5.550% due 08/01/33 915 860
AT&T, Inc.
4.300% due 02/15/30 865 776
6.800% due 05/15/36 525 514
3.500% due 06/01/41 1,190 796
4.750% due 05/15/46 61 46
Series WI
8.750% due 11/15/31 415 457
4.900% due 08/15/37 780 656
3.500% due 09/15/53 695 409
3.550% due 09/15/55 2,090 1,215
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,730 1,556
Athene Holding, Ltd.
4.125% due 01/12/28 2,250 2,036
Avangrid , Inc.
3.200% due 04/15/25 197 189
Avery Dennison Corp.
2.650% due 04/30/30 140 112
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 153 120
Bank of America Corp.
3.366% due 01/23/26 (CME Term
SOFR 3 Month + 1.072%)(Ê) 2,850 2,739
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 520 490
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,210 906
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,480 1,276
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,875 1,694
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,555 1,033
Series MtN
3.093% due 10/01/25 (CME Term
SOFR 3 Month + 1.352%)(Ê) 1,070 1,037
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 337 322
Series WI
1.570% due 01/15/26 232 210
Blackstone Private Credit Fund
Series WI
2.625% due 12/15/26 395 338
Blue Owl Capital Corp
3.400% due 07/15/26 112 100
Boardwalk Pipelines, LP
4.450% due 07/15/27 261 245
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,527
3.200% due 03/01/29 910 786
5.705% due 05/01/40 615 544
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 1,110 863
4.926% due 05/15/37 (Þ) 508 423
3.500% due 02/15/41 (Þ) 396 263
Series WI
3.875% due 01/15/27 348 325
4.150% due 11/15/30 616 536
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 518 482
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 1,190 1,103
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 469 440
Carlisle Cos., Inc.
2.750% due 03/01/30 183 148
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 328
Celanese US Holdings LLC
6.050% due 03/15/25 491 490
6.700% due 11/15/33 1,390 1,320
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 1,310 1,227
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,143
Series WI
4.908% due 07/23/25 184 180
4.200% due 03/15/28 375 341
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 285
3.700% due 11/15/29 1,177 1,026
2.742% due 12/31/39 435 314
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 289
Cigna Corp.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
492 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 11/15/25 995 964
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 532
Citadel, LP
4.875% due 01/15/27 (Þ) 625 593
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 667
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 1,003
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 630 603
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 411 392
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,229
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,765 2,098
8.125% due 07/15/39 450 507
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 96
Comcast Corp.
6.450% due 03/15/37 835 839
5.350% due 05/15/53 935 804
Series WI
3.999% due 11/01/49 265 185
Comerica, Inc.
3.800% due 07/22/26 388 351
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,371
Conagra Brands, Inc.
1.375% due 11/01/27 334 278
Concentrix Corp.
6.650% due 08/02/26 440 437
ConocoPhillips Co.
5.050% due 09/15/33 480 447
5.550% due 03/15/54 960 858
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,234
4.900% due 05/01/33 900 813
Consumers Energy Co.
4.625% due 05/15/33 1,440 1,304
2.650% due 08/15/52 740 401
CVS Health Corp.
5.250% due 02/21/33 1,900 1,752
4.780% due 03/25/38 625 517
5.050% due 03/25/48 324 255
5.875% due 06/01/53 940 822
DDR Corp.
3.625% due 02/01/25 339 325
Devon Energy Corp.
7.875% due 09/30/31 560 599
4.750% due 05/15/42 940 717
Diamondback Energy, Inc.
6.250% due 03/15/33 1,200 1,184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 03/15/52 740 509
Discover Bank
Series BKNT
3.450% due 07/27/26 376 340
Discover Financial Services
4.100% due 02/09/27 354 318
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 153
DR Horton, Inc.
2.600% due 10/15/25 145 136
1.300% due 10/15/26 399 350
DTE Energy Co.
2.850% due 10/01/26 269 247
Duke Energy Corp.
5.000% due 08/15/52 374 290
Edison International
6.950% due 11/15/29 314 319
Enable Midstream Partners, LP
4.400% due 03/15/27 326 307
Enbridge Energy Partners, LP
5.500% due 09/15/40 128 108
Energy Transfer Operating, LP
6.550% due 12/01/33 680 671
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,109
5.250% due 04/15/29 1,560 1,481
3.750% due 05/15/30 1,365 1,167
Enstar Group, Ltd.
3.100% due 09/01/31 300 222
Enterprise Products Operating LLC
5.350% due 01/31/33 1,380 1,315
EPR Properties Co.
4.500% due 04/01/25 54 52
4.750% due 12/15/26 351 320
4.500% due 06/01/27 169 149
Equinix , Inc.
1.450% due 05/15/26 381 340
2.900% due 11/18/26 174 159
Essential Properties, LP
2.950% due 07/15/31 475 340
Eversource Energy
5.125% due 05/15/33 745 673
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,094
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 239
First Horizon National Corp.
4.000% due 05/26/25 500 465
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,275
FNB Corp.
5.150% due 08/25/25 314 301
Fortive Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.150% due 06/15/26 264 246
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 285
FS KKR Capital Corp.
2.625% due 01/15/27 218 186
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 976
General Motors Co.
6.600% due 04/01/36 380 357
5.200% due 04/01/45 87 65
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 694
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 486 477
Georgia Power Co.
3.250% due 03/30/27 331 304
Gilead Sciences, Inc.
5.250% due 10/15/33 710 673
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 502 481
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 311
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 2,170 2,106
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 276 256
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 1,165 1,153
6.345% due 02/15/34 1,220 1,177
6.450% due 05/01/36 585 564
4.411% due 04/23/39 (CME Term
SOFR 3 Month + 1.692%)(Ê) 50 40
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 4,745 3,522
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 290
HCA, Inc.
5.375% due 02/01/25 420 416
4.500% due 02/15/27 670 634
3.500% due 09/01/30 1,120 927
5.500% due 06/15/47 1,320 1,063
5.900% due 06/01/53 545 461
Series WI
3.125% due 03/15/27 577 521
Hercules Capital, Inc.
2.625% due 09/16/26 324 282
3.375% due 01/20/27 237 206
Hess Corp.
6.000% due 01/15/40 1,280 1,237
5.600% due 02/15/41 458 425
5.800% due 04/01/47 440 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HF Sinclair Corp.
Series WI
5.875% due 04/01/26 1,095 1,080
Home Depot, Inc. (The)
5.875% due 12/16/36 132 131
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,436
Huntsman International LLC
4.500% due 05/01/29 299 267
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 467
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 291 262
1.832% due 10/15/27 (Þ) 132 109
2.300% due 11/01/30 (Þ) 202 150
International Paper Co.
6.000% due 11/15/41 136 125
IQVIA, Inc.
5.700% due 05/15/28 (Þ) 280 269
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 377
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 150
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
6.750% due 03/15/34 (Þ) 575 539
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
6.500% due 12/01/52 1,975 1,623
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 244 234
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,880 1,661
Series 2019
2.750% due 05/15/32 2,308 1,933
JPMorgan Chase & Co.
7.750% due 07/15/25 260 268
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,816
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,424
8.750% due 09/01/30 405 457
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 1,320 1,028
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 1,140 1,002
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,242
Kellogg Co.
Series B
7.450% due 04/01/31 238 252
Kentucky Utilities Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
494 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series KENT
5.450% due 04/15/33 690 658
Keurig Dr Pepper, Inc.
3.430% due 06/15/27 337 311
KeyCorp
2.250% due 04/06/27 348 289
KeyCorp.
Series BKNT
4.150% due 08/08/25 507 472
KeySpan Gas East Corp
2.742% due 08/15/26 (Þ) 200 182
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 155 159
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 697
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,680 1,385
Series WI
4.375% due 06/01/46 208 152
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 828
L3Harris Technologies, Inc.
5.400% due 07/31/33 1,855 1,733
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Ø)(Æ) 1,450 —
Leidos , Inc.
Series WI
3.625% due 05/15/25 570 546
LKQ Corp.
Series WI
5.750% due 06/15/28 298 289
Main Street Capital Corp.
3.000% due 07/14/26 358 317
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 512 484
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 910
Mattel, Inc.
3.375% due 04/01/26 (Þ) 572 528
McCormick & Co., Inc.
2.500% due 04/15/30 345 276
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 118
Merck & Co., Inc.
5.000% due 05/17/53 515 440
Mercury General Corp.
4.400% due 03/15/27 1,915 1,767
Meta Platforms, Inc.
4.950% due 05/15/33 455 427
5.600% due 05/15/53 1,550 1,402
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 975 897
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 02/15/34 (Þ) 640 610
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 293 276
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 231 206
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,261
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,554
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 725
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 1,740 1,301
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 1,225 1,193
Motorola Solutions, Inc.
5.600% due 06/01/32 316 296
MPLX, LP
1.750% due 03/01/26 600 544
4.800% due 02/15/29 815 762
4.500% due 04/15/38 190 148
4.950% due 03/14/52 965 715
MultiCare Health System
2.803% due 08/15/50 715 376
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 288
Nasdaq, Inc.
5.550% due 02/15/34 1,085 1,006
National Securities Clearing Corp.
5.100% due 11/21/27 (Þ) 275 270
5.000% due 05/30/28 (Þ) 985 956
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 445 522
New York Life Global Funding
4.900% due 06/13/28 (Þ) 1,545 1,487
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 128
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 179
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 1,190 1,184
1.875% due 01/15/27 363 319
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 171
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 296
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 483
Occidental Petroleum Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 07/15/27 185 197
7.875% due 09/15/31 291 312
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 615 526
Oracle Corp.
2.950% due 04/01/30 270 224
3.900% due 05/15/35 200 158
3.800% due 11/15/37 160 118
3.600% due 04/01/40 3,621 2,486
6.900% due 11/09/52 1,735 1,710
4.375% due 05/15/55 380 257
Owens Corning
3.400% due 08/15/26 563 524
Owl Rock Capital Corp.
4.250% due 01/15/26 294 274
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 285
2.100% due 08/01/27 1,325 1,122
6.100% due 01/15/29 246 237
2.500% due 02/01/31 635 471
6.400% due 06/15/33 1,075 1,009
4.200% due 06/01/41 360 240
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 175
PacifiCorp
2.900% due 06/15/52 1,145 597
5.500% due 05/15/54 1,265 1,030
Paramount Global
4.750% due 05/15/25 779 761
5.900% due 10/15/40 380 280
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 324
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 160
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 331 319
1.700% due 06/15/26 (Þ) 198 176
Pfizer, Inc.
5.300% due 05/19/53 1,415 1,238
Philip Morris International, Inc.
5.375% due 02/15/33 159 147
5.625% due 09/07/33 1,150 1,080
4.375% due 11/15/41 635 477
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 545 528
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,685 1,613
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 787
Progress Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 03/01/31 156 167
Prospect Capital Corp.
3.706% due 01/22/26 611 548
3.364% due 11/15/26 192 165
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 111
PVH Corp.
Series WI
4.625% due 07/10/25 570 547
Radian Group, Inc.
4.875% due 03/15/27 510 473
Raytheon Technologies Corp.
5.150% due 02/27/33 1,575 1,453
4.450% due 11/16/38 175 140
Republic Services, Inc.
5.000% due 04/01/34 875 803
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 278
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 750 684
RPM International, Inc.
3.750% due 03/15/27 336 312
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 2,095 2,018
Sabra Health Care, LP
3.900% due 10/15/29 1,670 1,375
3.200% due 12/01/31 450 330
Series WI
5.125% due 08/15/26 124 118
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 265
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 218
Simon Property Group, LP
2.450% due 09/13/29 2,140 1,747
Skyworks Solutions, Inc.
1.800% due 06/01/26 540 482
Southern Co. (The)
5.113% due 08/01/27 405 391
Sprint Capital Corp.
6.875% due 11/15/28 279 286
8.750% due 03/15/32 910 1,024
Sprint LLC
7.625% due 03/01/26 461 474
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,628 2,586
Starbucks Corp.
4.300% due 06/15/45 314 234
Stellantis Finance US, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
496 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.711% due 01/29/27 (Þ) 266 231
Synchrony Financial
5.625% due 08/23/27 362 331
Series BKNT
5.400% due 08/22/25 1,690 1,614
System Energy Resources, Inc.
6.000% due 04/15/28 155 150
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 995
8.375% due 06/15/32 515 557
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 161
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 754
Time Warner Cable LLC
6.550% due 05/01/37 1,568 1,377
7.300% due 07/01/38 380 354
6.750% due 06/15/39 960 837
T-Mobile USA, Inc.
3.500% due 04/15/31 696 578
Series WI
1.500% due 02/15/26 587 532
4.500% due 04/15/50 1,920 1,401
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 283 271
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 160 157
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 878
Tyson Foods, Inc.
3.550% due 06/02/27 337 310
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,734 1,625
Series AA
4.150% due 08/25/31 638 565
2.700% due 05/01/32 716 581
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 400
5.875% due 02/15/53 920 870
Unum Group
5.750% due 08/15/42 296 245
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 746
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,266
4.500% due 08/10/33 335 290
4.400% due 11/01/34 1,305 1,105
ViacomCBS , Inc.
4.600% due 01/15/45 235 141
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 208 200
4.500% due 09/01/26 (Þ) 301 281
Virginia Electric & Power Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/01/33 1,246 1,135
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 544 532
4.300% due 07/15/29 (Þ) 620 540
Vontier Corp.
Series WI
1.800% due 04/01/26 370 330
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 243
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 275 183
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,130
5.141% due 03/15/52 1,455 1,030
Wells Fargo & Co.
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 225 213
6.156% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,439
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 1,909
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 1,285 1,012
5.950% due 12/15/36 100 92
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 517 492
Williams Cos., Inc. (The)
3.750% due 06/15/27 336 310
Zions Bancorp NA
3.250% due 10/29/29 381 284
238,133
International Debt - 11.9%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 491
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 1,055 889
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 150 122
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 162
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 234
5.450% due 01/23/39 785 724
5.550% due 01/23/49 1,945 1,765
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 454
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 5,101 5,058
Series 2021-FL4 Class A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 3,240 3,210
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 4,775 4,717
AstraZeneca PLC
6.450% due 09/15/37 1,345 1,399
Bacardi, Ltd.
5.400% due 06/15/33 (Þ) 1,640 1,499
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,136
Bank of Nova Scotia (The)
4.500% due 12/16/25 325 313
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 252 204
Barclays PLC
3.650% due 03/16/25 1,405 1,351
4.375% due 01/12/26 1,435 1,370
5.200% due 05/12/26 462 441
7.119% due 06/27/34 (SOFR +
3.570%)(Ê) 665 618
3.564% due 09/23/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 112 84
Barrick NA Finance LLC
5.750% due 05/01/43 1,070 985
BAT Capital Corp.
4.700% due 04/02/27 531 506
6.421% due 08/02/33 2,905 2,737
Series WI
3.557% due 08/15/27 128 116
4.390% due 08/15/37 800 581
BAT International Finance PLC
1.668% due 03/25/26 345 311
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 262 252
4.700% due 07/15/64 (Þ) 1,500 1,015
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,306 1,290
Bellemeade Re, Ltd.
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 503 506
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 386 387
Series 2020-2A Class M2
6.108% due 08/26/30 (USD 1 Month
LIBOR + 6.000%)(Ê)(Þ) 803 812
Series 2020-3A Class M1C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 1,069 1,078
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,310 1,308
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 699
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 1,575 1,567
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 988 985
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,441
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,417
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 810 812
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 120 117
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 1,445 1,399
BNP Paribas SA
4.375% due 05/12/26 (Þ) 132 125
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 424 396
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,025 833
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,695 1,668
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 219 196
Brookfield Finance LLC
3.450% due 04/15/50 359 207
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 2,230 2,024
6.092% due 10/03/33 2,210 2,129
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 154 144
3.850% due 06/01/27 262 243
7.200% due 01/15/32 132 136
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 218
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 434 433
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 318 284

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
498 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc.
6.750% due 11/15/39 264 255
Chile Electricity Lux MPC SARL
6.010% due 01/20/33 (Þ) 1,520 1,476
CI Financial Corp.
3.200% due 12/17/30 2,353 1,722
4.100% due 06/15/51 1,015 540
CIFC Funding, Ltd.
Series 2018-5A Class A1
5.269% due 01/15/32 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 3,200 3,186
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,114
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 195 181
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 351 313
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 109 95
Credit Suisse AG
Series FXD
3.700% due 02/21/25 550 530
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,592 1,585
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 543 495
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,755 1,750
Deutsche Bank AG
4.500% due 04/01/25 304 291
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 363 357
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 251 281
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 318
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 489 486
Enbridge, Inc.
5.700% due 03/08/33 443 414
Enel Americas SA
4.000% due 10/25/26 303 283
Enel Finance International NV
1.375% due 07/12/26 (Þ) 286 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.100% due 10/14/27 (Þ) 289 296
3.500% due 04/06/28 (Þ) 214 190
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,407
4.550% due 08/23/27 (Þ) 1,485 1,408
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 339
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 1,785 1,637
2.940% due 09/30/40 (Þ) 756 558
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,809 2,765
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 710
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 372 347
4.375% due 11/23/26 204 193
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 527 491
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 282
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 323 311
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 194 178
6.114% due 09/11/34 (SOFR +
2.090%)(Ê) 635 595
Lloyds Banking Group PLC
3.870% due 07/09/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê) 1,525 1,498
2.438% due 02/05/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 169 160
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 331
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,900 1,872
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,603 1,594
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 268 242
Mitsubishi Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.125% due 07/15/26 (Þ) 174 154
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.700%)(Ê) 1,070 1,058
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 2,370 2,344
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,113
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,191
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 961 846
6.016% due 03/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê) 845 787
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 264 242
Nokia OYJ
4.375% due 06/12/27 567 525
Nomura Holdings, Inc.
1.851% due 07/16/25 178 165
2.329% due 01/22/27 95 83
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 247 247
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,574 1,576
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 833 847
OCI NV
4.625% due 10/15/25 (Þ) 340 321
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 289
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 745 737
Prosus NV
4.850% due 07/06/27 (Þ) 260 240
4.027% due 08/03/50 (Þ) 439 237
Radnor RE, Ltd.
Series 2021-1 Class M1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 269 270
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 331 331
Reynolds American, Inc.
7.250% due 06/15/37 390 376
8.125% due 05/01/40 715 716
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 2,306 2,209
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 566 493
Santos Finance, Ltd.
6.875% due 09/19/33 (Þ) 1,000 953
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 263
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,471
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 848
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 276 248
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 576
4.250% due 04/14/25 (Þ) 384 368
7.367% due 01/10/53 (Þ) 1,745 1,513
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 508 507
Standard Chartered PLC
6.170% due 01/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.050%)(Ê)(Þ) 160 159
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 361 322
Suncor Energy, Inc.
7.150% due 02/01/32 295 304
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 327 320
Swedbank AB
5.472% due 06/15/26 (Þ) 190 187
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 532 489
4.456% due 06/08/32 905 789
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 247 209
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,531 1,361

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
500 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TSMC Arizona Corp.
1.750% due 10/25/26 230 206
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 165 160
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 158 114
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 437
Series WI
3.750% due 03/26/25 1,175 1,132
4.550% due 04/17/26 289 276
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 357 327
Var Energi ASA
8.000% due 11/15/32 (Þ) 491 507
Vodafone Group PLC
5.625% due 02/10/53 835 702
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,563
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,058 1,053
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 248
Yara International ASA
3.800% due 06/06/26 (Þ) 346 326
125,261
Mortgage-Backed Securities - 20.7%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 39 36
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 7 6
BX Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 2,160 2,148
Series 2019-XL Class F
2.185% due 10/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 587 578
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,125
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 1,958
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,105 1,108
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,124
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 1,083 1,079
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,378 2,340
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,366
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 500 519
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,326 2,326
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,018
Series 2023-1 Class M1A
7.315% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 2,629 2,631
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 3,547 3,431
Fannie Mae
2.600% due 2031 330 271
5.500% due 2033 10 10
5.500% due 2034 129 127
4.500% due 2035 181 170
6.000% due 2035 43 43
5.500% due 2036 93 91
5.500% due 2037 70 69
5.500% due 2038 297 292
6.000% due 2039 19 19
4.500% due 2040 63 59
5.500% due 2040 269 260
4.000% due 2041 75 67
3.500% due 2043 750 651
4.000% due 2043 80 71
4.000% due 2044 392 349
3.500% due 2045 540 466
4.000% due 2045 356 316
4.000% due 2046 823 728
4.500% due 2046 201 184
4.000% due 2047 245 217
4.500% due 2047 54 50

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2048 330 291
5.000% due 2048 822 772
3.000% due 2049 2,625 2,127
4.000% due 2049 339 300
2.000% due 2051 4,468 3,315
4.000% due 2052 8,074 6,982
5.000% due 2052 3,203 2,956
5.500% due 2052 5,626 5,339
5.000% due 2053 6,964 6,427
5.500% due 2053 11,561 10,976
30 Year TBA(Ï)
5.500% 4,000 3,794
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 313 319
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 10 10
Freddie Mac
5.500% due 2032 5 5
7.500% due 2032 5 5
5.500% due 2034 11 11
4.000% due 2040 352 315
5.500% due 2041 98 96
3.500% due 2044 76 66
4.000% due 2044 254 226
4.000% due 2045 512 453
3.500% due 2046 63 55
4.000% due 2047 442 392
4.500% due 2048 175 159
3.000% due 2050 6,214 5,038
2.500% due 2051 1,397 1,086
3.500% due 2051 2,041 1,706
3.500% due 2052 4,218 3,515
4.000% due 2052 5,945 5,141
5.000% due 2052 3,202 2,955
5.500% due 2053 6,029 5,720
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 126 126
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 248 242
Series 2006-3123 Class HT
5.000% due 03/15/26 29 28
Series 2010-3632 Class PK
5.000% due 02/15/40 52 50
Series 2012-4019 Class JD
3.000% due 05/15/41 40 38
Ginnie Mae II
4.500% due 2042 82 76
2.500% due 2052 4,448 3,545
5.500% due 2053 1,580 1,511
6.000% due 2053 6,152 6,031
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
5.000% 17,000 15,817
5.500% 16,729 15,997
6.000% 20,000 19,594
6.500% 20,000 19,954
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/06/26 (~)(Ê)(Þ) 2,328 2,221
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 168 138
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,170 1,799
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,299 2,886
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 512 423
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,509 2,189
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 3,125 2,575
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,478 1,212
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,482 1,208
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 645 529
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 919 766
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,443 2,444
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 5,408 5,323
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,359
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 117
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 19
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 4,058 3,809
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,744 1,513
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
502 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,955 2,846
218,240
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 383 391
7.055% due 04/01/57 472 444
835
Non-US Bonds - 2.1%
Eurosail -UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 770 928
Series 2007-3X Class A3C
1.045% due 06/13/45 (GBP 3 Month
LIBOR + 0.950%)(Ê)(Þ) GBP 800 960
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 1,148 1,378
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 1,420 1,715
Finsbury Square PLC
6.019% due 12/16/71 GBP 935 1,130
Formentera Issuer PLC
4.771% due 07/28/47 (SONIA +
0.800%)(Ê) GBP 488 589
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 143 150
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 483 563
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,383 1,639
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,219 1,484
Polaris, Inc.
Series 2023-1 Class A
6.446% due 02/23/61 (SONIA +
1.250%)(Ê)(Þ) GBP 1,240 1,507
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,309 1,529
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 290 340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,582 1,848
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 770 904
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 379 444
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 469 549
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.543% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 582
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 2,034 2,429
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 795 959
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 442 535
22,162
United States Government Treasuries - 32.6%
United States Treasury Notes
2.000% due 02/15/25 19,033 18,255
0.250% due 05/31/25 12,660 11,716
0.250% due 06/30/25 10,554 9,734
0.250% due 07/31/25 9,244 8,494
2.000% due 08/15/25 9,316 8,820
0.250% due 09/30/25 7,171 6,546
5.370% due 10/31/25 6,219 5,655
2.250% due 11/15/25 6,552 6,198
0.500% due 02/28/26 5,170 4,664
1.625% due 05/15/26 8,419 7,754
1.500% due 08/15/26 9,281 8,460
6.750% due 08/15/26 17,860 18,701
0.625% due 03/31/27 9,063 7,862
2.375% due 05/15/27 10,173 9,348
0.500% due 05/31/27 9,615 8,244
0.625% due 12/31/27 9,755 8,210
2.750% due 02/15/28 9,308 8,552
1.125% due 02/29/28 9,663 8,266
1.250% due 03/31/28 9,159 7,854
2.875% due 05/15/28 8,793 8,087
2.875% due 08/15/28 7,858 7,193
1.250% due 09/30/28 8,155 6,875

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 10/31/28 4,805 4,815
3.125% due 11/15/28 6,937 6,396
2.375% due 05/15/29 4,850 4,261
1.625% due 08/15/29 3,558 2,983
4.000% due 10/31/29 1,771 1,687
0.625% due 05/15/30 5,288 4,031
5.330% due 08/15/30 7,510 5,673
4.125% due 08/31/30 1,440 1,374
0.875% due 11/15/30 6,979 5,335
1.125% due 02/15/31 7,160 5,545
1.625% due 05/15/31 7,513 5,982
1.250% due 08/15/31 8,359 6,402
1.875% due 02/15/32 8,508 6,762
3.500% due 02/15/33 7,275 6,512
3.875% due 08/15/33 2,980 2,743
1.125% due 05/15/40 10,466 5,703
1.125% due 08/15/40 9,310 5,027
1.375% due 11/15/40 5,563 3,136
1.875% due 02/15/41 5,777 3,561
1.750% due 08/15/41 6,064 3,600
2.750% due 11/15/42 3,977 2,772
3.875% due 05/15/43 3,410 2,832
4.375% due 08/15/43 8,871 7,912
3.125% due 08/15/44 3,714 2,704
2.875% due 08/15/45 3,369 2,321
3.000% due 02/15/48 3,342 2,307
3.125% due 05/15/48 3,452 2,440
3.000% due 08/15/48 3,486 2,401
3.375% due 11/15/48 3,447 2,551
2.875% due 05/15/49 3,431 2,303
1.250% due 05/15/50 4,287 1,886
1.375% due 08/15/50 4,463 2,032
1.625% due 11/15/50 4,172 2,043
1.875% due 02/15/51 4,234 2,222
2.000% due 08/15/51 4,074 2,203
1.875% due 11/15/51 3,879 2,023
3.625% due 05/15/53 9,275 7,230
4.125% due 08/15/53 6,720 5,749
342,947
Total Long-Term Investments
(cost $1,069,793) 989,095
Short-Term Investments - 11.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 220 218
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 192
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 360 351
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 709
Credit Suisse AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 09/09/24 865 843
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 566
International Business Machines Corp.
3.000% due 05/15/24 1,005 990
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 564
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 146 146
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 199
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 727
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 (ç) 553 553
U.S. Cash Management Fund(@) 99,185,123(∞) 99,155
United States Treasury Bills
5.326% due 11/02/23 (ž)(ç) 450 450
United States Treasury Notes
0.375% due 09/15/24 16,349 15,642
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,107
3.550% due 07/15/24 (Þ) 235 229
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 730 728
Total Short-Term Investments
(cost $123,565) 123,369
Total Investments - 105.6%
(identified cost $1,193,358) 1,112,464
Other Assets and Liabilities,
Net - (5.6)%
(59,161)
Net Assets - 100.0%
1,053,303

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
504 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.2%
ABN AMRO Bank NV 12/07/21 515,000 99.75 514
491
AES Panama Generation Holdings SRL 08/04/22 149,648 87.52 131
122
Aircastle , Ltd. 01/06/23 161,000 97.83 157
157
Alimentation Couche-Tard, Inc. 01/23/18 176,000 97.76 172
162
American Tower Trust #1 06/09/23 5,790,000 101.11 5,854
5,685
Amur Equipment Finance Receivables IX LLC 10/10/23 852,240 98.37 838
839
Amur Equipment Finance Receivables X LLC 10/25/23 1,545,057 96.38 1,489
1,490
Amur Equipment Finance Receivables XI LLC 09/14/22 1,887,030 99.64 1,880
1,869
Amur Equipment Finance Receivables XII LLC 06/22/23 2,209,000 99.99 2,209
2,204
Antares Holdings, LP 01/21/21 505,000 99.37 502
454
Apollo Management Holdings, LP 05/24/16 810,000 97.20 787
769
Apollo Management Holdings, LP 05/24/18 195,000 99.93 195
192
Arbor Realty CLO, Ltd. 05/26/21 5,101,000 97.87 4,992
5,058
Arbor Realty CLO, Ltd. 01/26/22 4,775,000 98.61 4,709
4,717
Arbor Realty CLO, Ltd. 11/23/22 3,240,000 96.76 3,135
3,210
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 6,169,500 99.34 6,129
6,075
Athene Global Funding 11/06/19 1,730,000 96.12 1,663
1,556
Bacardi, Ltd. 06/06/23 1,640,000 99.24 1,627
1,499
Bayer US Finance II LLC 08/14/18 1,500,000 82.45 1,237
1,015
Bayer US Finance II LLC 09/13/23 262,000 96.81 254
252
Bayer US Finance LLC 06/18/18 360,000 98.71 355
351
BDS, Ltd. 05/14/21 1,305,706 98.93 1,292
1,290
Bellemeade Re, Ltd. 10/28/20 1,068,720 100.00 1,069
1,078
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
699
Bellemeade Re, Ltd. 06/11/21 1,310,389 99.24 1,300
1,308
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.06 1,447
1,441
Bellemeade Re, Ltd. 05/18/22 385,584 98.44 380
387
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,417
Bellemeade Re, Ltd. 12/09/22 802,948 101.18 812
812
Bellemeade Re, Ltd. 02/15/23 988,000 97.45 963
985
Bellemeade Re, Ltd. 04/18/23 502,544 100.54 505
506
Bellemeade Re, Ltd. 09/26/23 1,575,000 99.88 1,573
1,567
Bellemeade Re, Ltd. 10/18/23 810,000 100.00 810
812
Berry Global, Inc. 02/06/23 337,000 98.14 331
322
Bharti Airtel, Ltd. 09/13/21 120,000 103.79 124
117
BMW US Capital LLC 04/20/22 1,445,000 98.34 1,421
1,399
BNP Paribas SA 09/08/21 1,025,000 88.90 911
833
BNP Paribas SA 07/27/23 424,000 93.92 398
396
BNP Paribas SA 10/17/23 132,000 95.21 126
125
BPCE SA 01/10/23 1,695,000 100.00 1,695
1,668
British Airways Pass-Through Trust 11/17/20 219,069 100.00 219
196
Broadcom, Inc. 05/05/20 1,110,000 85.89 953
863
Broadcom, Inc. 05/05/20 508,000 93.11 473
423
Broadcom, Inc. 07/31/23 396,000 74.93 297
263
BX Trust 07/21/23 587,350 98.80 580
578
BX Trust 09/27/23 2,159,840 99.78 2,155
2,148
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,125
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.78 2,690
1,958
Cantor Fitzgerald, LP 04/07/22 1,190,000 96.12 1,144
1,103
CBAM CLO Management Trust 06/29/18 434,115 100.03 434
433
Chase Home Lending Mortgage Trust 07/22/20 1,105,141 100.00 1,105
1,108
Chile Electricity Lux MPC SARL 08/14/23 1,520,000 100.09 1,521
1,476
CIFC Funding, Ltd. 11/22/22 3,200,000 98.50 3,152
3,186
Citadel Finance LLC 03/03/21 590,000 99.77 589
532
Citadel, LP 09/11/19 625,000 99.87 624
593
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,398
2,124
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.80 99
96
Cooperatieve Rabobank UA 03/30/22 1,365,000 89.23 1,218
1,114
Credit Agricole SA 06/17/21 351,000 99.14 348
313
Credit Agricole SA 07/27/23 195,000 93.38 182
181
Credit Agricole SA 09/13/23 109,000 89.54 98
95
Credit Suisse Mortgage Capital Certificates 09/27/23 1,083,305 99.84 1,082
1,079
Credit Suisse Mortgage Trust 05/28/19 2,378,084 100.00 2,378
2,340
Danske Bank A/S 01/04/23 1,592,000 99.99 1,592
1,585

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 505
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Danske Bank A/S 02/03/23 543,000 92.24 501
495
Danske Bank A/S 09/19/23 1,755,000 100.00 1,755
1,750
DBGS Mortgage Trust 04/03/19 1,961,000 101.10 1,983
1,366
Dewolf Park CLO, Ltd. 10/08/21 1,427,732 100.00 1,428
1,418
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,016
DNB Bank ASA 12/02/22 361,000 90.07 325
318
Eagle RE, Ltd. 10/29/21 2,325,616 99.16 2,306
2,326
Eagle RE, Ltd. 04/19/23 2,001,000 102.08 2,043
2,018
Eagle RE, Ltd. 09/20/23 2,629,000 100.00 2,629
2,631
Eagle RE, Ltd. 09/26/23 500,000 104.00 520
519
Element Fleet Management Corp. 07/28/23 489,000 100.48 491
486
ELP Commercial Mortgage Trust 09/19/23 3,547,000 97.64 3,463
3,431
Enel Finance International NV 01/05/18 214,000 93.44 200
190
Enel Finance International NV 07/27/23 286,000 89.29 255
252
Enel Finance International NV 07/31/23 289,000 105.07 304
296
Eurosail -UK PLC 11/14/22 GBP 770,396 116.82 900
928
Eurosail -UK PLC 11/15/22 GBP 799,644 117.39 939
960
Eurosail -UK PLC 11/23/22 GBP 1,148,083 118.62 1,362
1,378
F&G Global Funding 06/23/21 1,245,000 93.58 1,165
1,094
Farmers Exchange Capital III 10/12/16 290,000 99.16 288
239
Federation des Caisses Desjardins du Quebec 08/16/22 1,485,000 98.04 1,456
1,408
Federation des Caisses Desjardins du Quebec 08/16/22 1,455,000 98.99 1,440
1,407
FIGRE Trust 04/28/23 857,518 99.41 852
838
Finsbury Square 11/16/22 GBP 1,419,658 120.36 1,709
1,715
GA Global Funding Trust 01/08/21 1,090,000 95.19 1,038
976
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 1,784,616 94.46 1,686
1,637
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 755,827 78.69 595
558
Genworth Mortgage Holdings, Inc. 07/31/23 486,000 99.28 482
477
GoodLeap Sustainable Home Improvements 10/21/21 755,808 99.99 756
558
GoodLeap Sustainable Home Solutions Trust 01/24/22 652,598 99.98 652
501
Great Hall Mortgages PLC 07/22/22 EUR 142,533 100.62 143
150
GS Mortgage Securities Trust 08/04/23 2,328,000 95.81 2,230
2,221
HGI CRE CLO, Ltd. 09/17/21 2,808,841 97.70 2,744
2,765
Hyundai Capital America 06/21/23 470,000 99.91 470
467
Imperial Brands Finance PLC 07/28/23 527,000 94.44 498
491
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 93.32 287
282
ING Groep NV 12/09/22 194,000 92.41 179
178
International Flavors & Fragrances, Inc. 08/03/22 132,000 90.31 119
109
International Flavors & Fragrances, Inc. 07/28/23 291,000 91.09 265
262
International Flavors & Fragrances, Inc. 08/01/23 202,000 79.83 161
150
IQVIA, Inc. 07/31/23 280,000 99.89 280
269
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 09/05/23 575,000 99.87 574
539
Jersey Central Power & Light Co. 07/27/23 244,000 96.89 236
234
JPMorgan Chase Mortgage Trust 06/22/23 2,721,529 100.00 2,721
2,725
JPMorgan Mortgage Trust 03/30/21 167,856 102.01 171
138
JPMorgan Mortgage Trust 04/26/21 3,298,905 101.67 3,354
2,886
JPMorgan Mortgage Trust 06/24/21 2,509,223 102.44 2,570
2,189
JPMorgan Mortgage Trust 02/24/22 644,907 97.58 629
529
JPMorgan Mortgage Trust 04/27/22 918,554 95.72 879
766
JPMorgan Mortgage Trust 01/19/23 1,481,872 89.71 1,329
1,208
JPMorgan Mortgage Trust 01/30/23 2,170,283 88.92 1,930
1,799
JPMorgan Mortgage Trust 01/31/23 511,706 89.07 456
423
JPMorgan Mortgage Trust 03/10/23 3,124,678 88.14 2,754
2,575
JPMorgan Mortgage Trust 04/20/23 1,477,879 88.12 1,302
1,212
JPMorgan Mortgage Trust 09/27/23 2,442,918 100.00 2,443
2,444
KeySpan Gas East Corp 07/28/23 200,000 91.68 183
182
KKR Group Finance Co. III LLC 03/11/15 880,000 92.49 814
697
Madison Park Funding XVIII, Ltd. 12/01/21 1,603,088 100.00 1,603
1,594
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 76.96 1,331
910
Mattel, Inc. 07/31/23 572,000 93.78 536
528
MF1 LLC 05/13/22 3,078,000 99.09 3,050
3,078
MF1 LLC 09/29/23 6,018,000 99.50 5,988
5,988
MHC Commercial Mortgage Trust 04/06/21 5,407,642 99.42 5,376
5,323
Mitsubishi Corp. 12/02/22 174,000 91.40 159
154
Monongahela Power Co. 07/26/23 975,000 93.94 916
897

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
506 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Monongahela Power Co. 09/12/23 640,000 99.82 639
610
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.31 19
19
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.16 117
117
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.57 1,837
1,359
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
288
National Securities Clearing Corp. 05/22/23 275,000 100.31 276
270
National Securities Clearing Corp. 05/22/23 985,000 99.47 980
956
Nationwide Mutual Insurance Co. 09/15/23 445,000 124.08 552
522
NBK Tier 1 Financing 2, Ltd. 02/06/23 264,000 94.76 250
242
New York Life Global Funding 06/06/23 1,545,000 99.47 1,537
1,487
New York Life Insurance Co. 04/08/20 195,000 99.43 194
128
Newgate Funding PLC 06/27/22 GBP 482,916 116.64 563
563
NGPL PipeCo LLC 10/02/19 297,000 124.82 371
296
Oaktown Re III, Ltd. 01/26/21 246,824 100.34 248
247
Oaktown Re VI, Ltd. 04/14/21 1,573,740 100.00 1,574
1,576
Oaktown Re, Ltd. 08/23/23 832,605 101.72 847
847
OCI NV 07/28/23 340,000 97.24 331
321
Ohio National Financial Services, Inc. 01/16/20 615,000 104.27 641
526
Open Text Corp. 08/01/23 290,000 101.82 295
289
Pacific Life Insurance Co. 06/15/18 255,000 92.37 236
175
Parkmore Point RMBS PLC 02/07/23 GBP 1,218,770 118.38 1,443
1,484
Pennsylvania Electric Co. 07/27/23 164,000 98.79 162
160
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 331,000 98.25 325
319
Penske Truck Leasing Co., LP / PTL Finance Corp. 07/28/23 198,000 89.79 178
176
PFS Financing Corp. 08/08/23 1,685,000 99.99 1,685
1,657
Polaris, Inc. 09/29/23 GBP 1,240,121 122.50 1,519
1,507
Preston Ridge Partners Mortgage LLC 06/09/23 4,058,266 93.83 3,808
3,809
Principal Life Global Funding II 04/20/22 820,000 97.70 801
787
Prodigy Finance Designated Activity Co. 07/12/21 744,763 99.09 738
737
Prosus NV 02/03/21 439,000 100.66 442
237
Prosus NV 08/01/23 260,000 95.85 249
240
Radnor RE, Ltd. 11/05/21 330,597 100.00 331
331
Radnor RE, Ltd. 01/13/22 269,361 100.13 270
270
Resloc UK PLC 11/15/22 GBP 1,308,683 112.96 1,478
1,529
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.19 388
278
RMAC Securities No. 1 PLC 04/15/21 GBP 1,582,033 118.35 1,872
1,848
RMAC Securities No. 1 PLC 04/15/21 GBP 769,928 133.48 1,028
904
RMAC Securities No. 1 PLC 04/15/21 GBP 289,805 134.46 390
340
RMAC Securities No. 1 PLC 11/16/22 GBP 378,646 113.49 430
444
RMAC Securities No. 1 PLC 11/16/22 2,305,535 95.23 2,196
2,209
Santos Finance, Ltd. 09/11/23 1,000,000 99.60 996
953
Saudi Arabian Oil Co. 11/17/20 200,000 100.00 200
199
Saudi Arabian Oil Co. 08/01/23 336,000 87.85 295
263
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 96.78 1,500
1,471
Scentre Group Trust 2 09/16/20 945,000 100.00 945
848
Security Benefit Global Funding 12/02/22 750,000 97.60 732
727
Sequoia Mortgage Trust 05/06/21 1,743,945 102.58 1,789
1,513
SK Hynix, Inc. 04/04/23 276,000 91.01 251
248
Societe Generale SA 01/16/20 384,000 101.77 391
368
Societe Generale SA 01/16/20 605,000 99.95 605
576
Societe Generale SA 01/03/23 1,745,000 98.51 1,719
1,513
Solvay Finance America LLC 11/21/22 508,000 97.34 494
507
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,628,000 99.69 2,620
2,586
Standard Chartered PLC 07/28/23 361,000 90.32 326
322
Standard Chartered PLC 07/31/23 160,000 100.97 162
159
Stellantis Finance US, Inc. 09/13/23 266,000 87.45 233
231
Suzano Austria GmbH 10/17/23 327,000 98.52 322
320
Swedbank AB 07/28/23 190,000 99.47 189
187
Taurus CMBS 07/28/21 GBP 469,195 139.09 653
549
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
582
Tennessee Gas Pipeline Co. LLC 11/14/22 1,216,000 85.84 1,044
995
Texas Eastern Transmission, LP 11/13/19 178,000 101.97 181
161
Towd Point HE Trust 02/24/23 3,366,302 100.08 3,369
3,355
Towd Point Mortgage Funding 01/20/21 GBP 2,034,000 136.45 2,775
2,429

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 507
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Towd Point Mortgage Trust 08/17/20 513,953 101.71 523
482
Towd Point Mortgage Trust 02/24/23 GBP 795,000 118.12 939
959
Triton Container International, Ltd. 04/06/21 1,531,000 92.06 1,430
1,361
UBS Group AG 11/14/22 455,000 90.31 411
437
UBS Group AG 12/02/22 158,000 78.73 124
114
UBS Group AG 08/01/23 165,000 97.46 161
160
UniCredit SpA 04/05/23 357,000 92.72 331
327
Var Energi ASA 08/01/23 491,000 107.27 527
507
Verizon Master Trust 09/12/23 4,199,000 99.99 4,199
4,133
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 301,000 94.83 285
281
VICI Properties, LP / VICI Note Co., Inc. 07/31/23 208,000 97.65 203
200
Vistra Operations Co. LLC 06/04/19 620,000 94.74 587
540
Vistra Operations Co. LLC 05/10/22 1,120,000 99.56 1,115
1,107
Vistra Operations Co. LLC 06/28/23 235,000 97.69 230
229
Vistra Operations Co. LLC 07/28/23 544,000 98.09 534
532
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 94.29 1,617
1,563
Volkswagen Group of America Finance LLC 12/02/22 730,000 99.75 728
728
Voya CLO, Ltd. 02/18/20 1,057,776 100.00 1,058
1,053
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 441,984 138.63 613
535
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 93.79 2,772
2,846
Wipro IT Services LLC 07/31/23 277,000 90.35 250
248
Yara International ASA 12/06/22 346,000 95.08 329 326
233,623
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 54 CAD 6,206 12/23
(12)
Long Gilt Futures 51 GBP 4,751 12/23
(110)
United States 2 Year Treasury Note Futures 472 USD 95,543 12/23
(418)
United States 5 Year Treasury Note Futures 629 USD 65,716 12/23
(1,041)
United States 10 Year Treasury Note Futures 927 USD 99,882 12/23
(3,935)
United States Treasury Long Bond Futures 437 USD 47,824 12/23
(3,262)
United States Treasury Ultra Bond Futures 120 USD 13,508 12/23
(1,658)
Short Positions
Euro-Bund Futures 88 EUR 11,351 12/23
236
Japanese 10 Year Mini Government Bond Futures 146 JPY 2,101,232 12/23
195
United States 2 Year Treasury Note Futures 61 USD 12,348 12/23
44
United States 5 Year Treasury Note Futures 103 USD 10,761 12/23
13
United States 10 Year Treasury Note Futures 277 USD 29,545 12/23
1,073
United States Treasury Long Bond Futures 74 USD 8,098 12/23
367
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (8,508)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 207 USD 263 11/15/23 12

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
508 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,393 GBP 1,981 11/08/23 15
Citigroup USD 152 GBP 124 11/15/23 (1)
Citigroup USD 1,791 NZD 3,032 11/08/23 (24)
HSBC USD 3,550 NOK 39,552 11/08/23 (9)
Morgan Stanley USD 98 GBP 81 11/15/23 —
Morgan Stanley EUR 287 USD 315 11/15/23 12
Royal Bank of Canada CAD 4,878 USD 3,557 11/08/23 39
State Street USD 7 CAD 9 11/08/23 —
State Street USD 229 CHF 207 11/08/23 (2)
State Street USD 2,688 EUR 2,562 11/08/23 24
State Street USD 28 JPY 4,217 11/08/23 —
State Street USD 1,796 SEK 19,901 11/08/23 (13)
State Street GBP 1,254 USD 1,525 11/08/23 —
State Street GBP 19,184 USD 24,474 11/15/23 1,155
State Street JPY 269,084 USD 1,815 11/08/23 38
State Street NZD 5 USD 3 11/08/23 —
State Street SEK 19,901 USD 1,787 11/08/23 3
UBS CHF 4,955 USD 5,397 11/08/23 (53)
Westpac EUR 1,727 USD 1,834 11/08/23 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,203
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 41,517 $ —
$ —
$ 41,517 3 .9
Corporate Bonds and Notes — 238,133 —
—
238,133 22 .6
International Debt — 125,261 —
—
125,261 11 .9
Mortgage-Backed Securities — 218,240 —
—
218,240 20 .7
Municipal Bonds — 835 —
—
835 0 .1
Non-US Bonds — 22,162 —
—
22,162 2 .1
United States Government Treasuries — 342,947 —
—
342,947 32 .6
Short-Term Investments — 24,214 — 99,155 123,369 11 .7
Total Investments — 1,013,309 — 99,155 1,112,464 105 .6
Other Assets and Liabilities, Net
(5 .6)
100 .0

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 509
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,928 — — — 1,928 0 .2
Foreign Currency Exchange Contracts — 1,305 — — 1,305 0 .1
A
Liabilities
Futures Contracts (10,436) — — — (10,436) (1 .0)
Foreign Currency Exchange Contracts — (102) — — (102) (—)
*
Total Other Financial Instruments
**
$ (8,508) $ 1,203 $ — $ — $ (7,305)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,272
Belgium ..............................................................................................
3,230
Bermuda .............................................................................................
25,635
Brazil ..................................................................................................
646
Canada ................................................................................................
16,113
Cayman Islands ..................................................................................
23,306
Chile ...................................................................................................
2,043
China ..................................................................................................
476
Denmark .............................................................................................
3,831
Finland ...............................................................................................
525
France .................................................................................................
6,069
Germany .............................................................................................
6,237
India ...................................................................................................
365
Ireland ................................................................................................
2,975
Italy ....................................................................................................
1,065
Japan ..................................................................................................
5,470
Kuwait ................................................................................................
242
Mexico ...............................................................................................
282
Netherlands ........................................................................................
3,011
Norway ...............................................................................................
825
Panama ...............................................................................................
122

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
510 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia .......................................................................................
462
South Korea .......................................................................................
248
Spain ..................................................................................................
1,135
Sweden ...............................................................................................
187
Switzerland ........................................................................................
3,492
Taiwan ................................................................................................
206
United Arab Emirates .........................................................................
2,194
United Kingdom .................................................................................
44,144
United States ......................................................................................
954,656
Total Investments ............................................................................... 1,112,464

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 511
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,305 $ —
Variation margin on futures contracts* — 1,928
Total
$ 1,305 $ 1,928
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 10,436
Unrealized depreciation on foreign currency exchange contracts 102 —
Total
$ 102 $ 10,436
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (13,456)
Foreign currency exchange contracts (2,703) —
Total
$ (2,703) $ (13,456)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (865)
Foreign currency exchange contracts 1,354 —
Total
$ 1,354 $ (865)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
512 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,305 $ — $ 1,305
Total Financial and Derivative Assets
1,305 — 1,305
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,305 $ — $ 1,305
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received Net Amount
Bank of America
$ 12 $ — $ — $ 12
Bank of New York
15 — — 15
Morgan Stanley
12 — — 12
Royal Bank of Canada
39 — — 39
State Street
1,220 15 — 1,205
Westpac
7 — — 7
Total
$ 1,305 $ 15 $ — $ 1,290

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 513
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 102 $ — $ 102
Total Financial and Derivative Liabilities
102 — 102
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 102 $ — $ 102
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged Net Amount
Citigroup $ 24 $ — $ — $ 24
HSBC 9 — — 9
State Street 15 15 — —
UBS 54 — — 54
Total
$ 102 $ 15 $ — $ 87
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
514 Investment Grade Bond Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,193,358
Investments, at fair value(>) ........................................................................................................................................................
1,112,464
Cash .............................................................................................................................................................................................. 56
Foreign currency holdings(^) ....................................................................................................................................................... 1,481
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,305
Receivables:
Dividends and interest ...................................................................................................................................................... 7,531
Dividends from affiliated funds ....................................................................................................................................... 448
Fund shares sold ............................................................................................................................................................... 1,178
From broker(a)(b)(c) ........................................................................................................................................................ 15,425
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
1,139, 889
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 75,705
Fund shares redeemed ...................................................................................................................................................... 1,795
Accrued fees to affiliates .................................................................................................................................................. 324
Other accrued expenses .................................................................................................................................................... 15 8
Variation margin on futures contracts .............................................................................................................................. 8,502
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 102
Total liabilities ...........................................................................................................................................................
86, 586
Net Assets ...............................................................................................................................................................
$ 1,053,303

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 515
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (155,380)
Shares of beneficial interest .........................................................................................................................................................
609
Additional paid-in capital ............................................................................................................................................................
1,208,074
Net Assets ...............................................................................................................................................................
$ 1,053,303
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.28
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 17.95
Class A — Net assets ........................................................................................................................................................... $ 10,934,204
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 632,865
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.04
Class C — Net assets ........................................................................................................................................................... $ 3,561,692
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 209,052
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.28
Class M — Net assets .......................................................................................................................................................... $ 193,112,038
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,178,061
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 17.36
Class R6 — Net assets ......................................................................................................................................................... $ 3,192,976
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 183,967
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.27
Class S — Net assets ............................................................................................................................................................ $ 660,950,033
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 38,264,072
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.32
Class Y — Net assets ........................................................................................................................................................... $ 181,551,602
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,481,742
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,495
(>)     Investments in affiliates, U.S. Cash Management Fund $ 99,155
(a)   Receivable from Broker for Futures $ 15,098
(b)   Receivable from Broker for Swaps $ 77
(c)   Receivable from Broker for TBAs $ 250
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
516 Investment Grade Bond Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 13
Dividends from affiliated funds ....................................................................................................................................... 4,204
Interest .............................................................................................................................................................................. 42,280
Total investment income ..............................................................................................................................................................
46,497
Expenses
Advisory fees ................................................................................................................................................................... 2,623
Administrative fees .......................................................................................................................................................... 508
Custodian fees .................................................................................................................................................................. 145
Distribution fees - Class A ............................................................................................................................................... 29
Distribution fees - Class C ............................................................................................................................................... 31
Transfer agent fees - Class A ........................................................................................................................................... 23
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 455
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 1,498
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 158
Registration fees ............................................................................................................................................................... 236
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 56
Printing fees ..................................................................................................................................................................... 44
Miscellaneous .................................................................................................................................................................. 42
Expenses before reductions .............................................................................................................................................. 5, 870
Expense reductions .......................................................................................................................................................... (1, 074 )
Net expenses ................................................................................................................................................................................
4,796
Net investment income (loss) .......................................................................................................................................................
41,701
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (18,611)
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. (13,456)
Foreign currency exchange contracts ............................................................................................................................... (2,703)
Foreign currency-related transactions .............................................................................................................................. (130)
Net realized gain (loss) ................................................................................................................................................................
(34,895)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (12, 270 )
Investments in affiliated funds ......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. (865)
Foreign currency exchange contracts ............................................................................................................................... 1,354
Foreign currency-related transactions .............................................................................................................................. 41
Net change in unrealized appreciation (depreciation) ................................................................................................................. (11,733)
Net realized and unrealized gain (loss) ........................................................................................................................................ (46,628)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (4,927)

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 517
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 41,701 $ 12,682
Net realized gain (loss) ....................................................................................................................... (34,895) (48,164)
Net change in unrealized appreciation (depreciation) ........................................................................ (11,733) (81,803)
Net increase (decrease) in net assets from operations .............................................................................. (4,927) (117,285)
Distributions
To shareholders
Class A .......................................................................................................................................... (333) (238)
Class C .......................................................................................................................................... (90) (71)
Class M ......................................................................................................................................... (7,330) (1,172)
Class R6 ........................................................................................................................................ (95) (20)
Class S .......................................................................................................................................... (23,636) (11,396)
Class Y .......................................................................................................................................... (1,678) (759)
Net decrease in net assets from distributions ............................................................................................ (33,162) (13,656)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 581,875 (130,006)
Total Net Increase (Decrease) in Net Assets ........................................................................
543,786 (260,947)
Net Assets
Beginning of period .................................................................................................................................. 509,517 770,464
End of period .............................................................................................................................................
$ 1,053,303 $ 509,517

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
518 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023
2022
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
77
$ 1,416
404
$ 8,805
Proceeds from reinvestment of distributions
18
332
11
238
Payments for shares redeemed
(66)
(1,203)
(125)
(2,465)
Net increase (decrease)
29
545
290
6,578
Class C
Proceeds from shares sold
28
516
21
419
Proceeds from reinvestment of distributions
5
90
3
71
Payments for shares redeemed
(60)
(1,090)
(65)
(1,307)
Net increase (decrease)
(27)
(484)
(41)
(817)
Class M
Proceeds from shares sold
12,227
220,169
1,301
25,913
Proceeds from reinvestment of distributions
401
7,328
55
1,171
Payments for shares redeemed
(4,435)
(80,435)
(1,054)
(20,961)
Net increase (decrease)
8,193
147,062
302
6,123
Class R6
Proceeds from shares sold
162
2,989
2
48
Proceeds from reinvestment of distributions
5
95
1
20
Payments for shares redeemed
(30)
(567)
(3)
(68)
Net increase (decrease)
137
2,517
( — )
**
( — )
***
Class S
Proceeds from shares sold
27,760
498,760
4,107
81,713
Proceeds from reinvestment of distributions
1,289
23,568
530
11,276
Payments for shares redeemed
(13,577)
(247,167)
(11,348)
(224,883)
Net increase (decrease)
15,472
275,161
(6,711)
(131,894)
Class Y
Proceeds from shares sold
9,649
173,443
106
2,156
Proceeds from reinvestment of distributions
93
1,678
36
759
Payments for shares redeemed
(1,015)
(18,047)
(596)
(12,911)
Net increase (decrease)
8,727
157,074
(454)
(9,996)
Total increase (decrease)
32,531
$ 581,875
(6,614)
$ (130,006)
**       Less than 500 shares.
***      Less than $500.
.

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
520 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 17.93 .67 (.78) (.11) (.54) —
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
Class C
October 31, 2023 17.69 .52 (.77) (.25) (.40) —
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
Class M
October 31, 2023 17.93 .74 (.78) (.04) (.61) —
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
Class R6
October 31, 2023 18.01 .76 (.80) (.04) (.61) —
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
Class S
October 31, 2023 17.93 .72 (.79) (.07) (.59) —
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
Class Y
October 31, 2023 17.98 .78 (.82) (.04) (.62) —
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 521
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.54) 17.28 (.76) 10,934 .81 .77 3.65 77
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.40) 17.04 (1.50) 3,562 1.56 1.52 2.88 77
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.61) 17.28 (.37) 193,112 .56 .38 4.05 77
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.61) 17.36 (.34) 3,193 .42 .35 4.15 77
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.59) 17.27 (.53) 660,950 .56 .48 3.93 77
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.62) 17.32 (.38) 181,552 .38 .33 4.37 77
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
522 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 169,374
Administrative fees 43,920
Distribution fees 4,675
Shareholder servicing fees 785
Transfer agent fees 104,053
Trustee fees 910
$ 323,717
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 45,536 $ 1,332,295 $ 1,278,688 $ 5 $ 7 $ 99,155 $ 4,204 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,191,431,177 $ 1,490,490 $ (81,477,297) $ (79,986,807) $ 3,638,124 $ (80,219,489)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 33,162,086 $ — $ — $ 10,967,602 $ 2,666,591 $ 22,306
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
524 Short Duration Bond Fund
Short Duration Bond Fund - Class A
‡
Total
Return
1 Year 0 .60%
5 Years 0 .18%§
10 Years 0 .57%§
Short Duration Bond Fund - Class C
Total
Return
1 Year 2 .42%
5 Years 0 .20%§
10 Years 0 .20%§
Short Duration Bond Fund - Class M
‡‡
Total
Return
1 Year 3 .55%
5 Years 1 .26%§
10 Years 1 .25%§
Short Duration Bond Fund - Class R6
‡‡‡
Total
Return
1 Year 3 .49%
5 Years 1 .25%§
10 Years 1 .27%§
Short Duration Bond Fund - Class S
Total
Return
1 Year 3 .45%
5 Years 1 .20%§
10 Years 1 .21%§
Short Duration Bond Fund - Class Y
Total
Return
1 Year 3 .52%
5 Years 1 .29%§
10 Years 1 .29%§
ICE BofA 1-3 Year US Treasury Index
**
Total
Return
1 Year 2 .94%
5 Years 1 .10%§
10 Years 0 .84%§

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Short Duration Bond Fund 525
The Short Duration Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may
change the allocation of the Fund’s assets among money
managers at any time. An exemptive order from the Securities and Exchange Commission permits RIM to engage or terminate
a money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2023, the Fund had two money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares gained 3.17%, 2.42%, 3.55%, 3.49%, 3.45% and
3.52%, respectively. This is compared to the Fund’s benchmark, the ICE BofA 1-3 Year US Treasury Index, which gained
2.94% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Short-Term Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
3.89%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their tightening monetary policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to spread sectors added to performance as credit spreads largely tightened. The Bloomberg U.S. Corporate
Bond Index posted a total return of 2.77% for the fiscal year, while the Bloomberg U.S. Corporate High Yield Index had a
6.23% total return. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-Year Treasury yield increased from 4.10% to 4.88%.
The Fund’s outperformance relative to its benchmark for the
fiscal year was due primarily to out-of-benchmark positions
in investment grade corporates and securitized instruments.
Allocations to corporates and securitized sectors outperformed the Fund’s all-treasury benchmark as credit spreads tightened over the fiscal year. The Fund maintained a modest duration
overweight compared to the benchmark throughout the fiscal
year, which detracted from performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Scout Investments,
Inc. (“Scout”) outperformed the Fund’s benchmark. Scout’s
explicit out of benchmark allocation in spread sectors, namely corporates and securitized sectors, contributed positively over the period. Towards the end of the period, Scout added agency
Mortgage-Backed Securities (MBS) as interest rate volatility, technical selling pressure, and supply concerns pushed agency mortgage spreads to historically wide levels.
Western Asset Management Company LLC’s and Western
Asset Management Company Limited’s (“Western”) out-of-
benchmark positioning across investment grade corporate,
high yield corporate, and securitized sectors was additive to performance as spread products outperformed treasuries over
the fiscal year. However, Western’s long duration exposure was a drag.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired exposures for the Fund.
RIM managed currency factor and rates factor strategies,
which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. Both strategies detracted during the fiscal year.
RIM also managed two credit strategies in the Fund. One strategy is a high-quality short duration credit beta strategy that seeks to

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
526 Short Duration Bond Fund
provide benchmark-like duration and investment grade credit
beta exposure, in order to provide a moderate degree of yield advantage over the Fund’s benchmark. The second strategy is an investment grade credit value factor positioning strategy. This strategy screens securities based on value within the ICE BofA
1-5 Year U.S. Corporate Index and purchases physical bonds that
RIM believes to be undervalued. Both strategies outperformed the Fund’s benchmark due to their corporate credit exposure, which outperformed duration matched Treasuries.
During the fiscal year, RIM utilized futures and swaps to seek to achieve the Fund benchmark’s duration and exposures with
respect to the portion of the Fund allocated to cash reserves. This strategy performed as intended and provided desired exposures.
RIM also managed tactical tilts based on its judgments
regarding shorter-term opportunities to seek to generate returns and/or mitigate risk by purchasing government futures, credit derivatives and currency forward contracts. Overall, RIM’s
tactical tilts had a modestly negative impact on the Fund’s
benchmark-relative performance.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure
or money manager line-up during the period.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Scout Investments, Inc. Generalist
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Generalist
* Assumes initial investment on November 1, 2013.
** ICE BofA 1-3 Year US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 2.50%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Short Duration Bond Fund 527
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 997.80 $ 1,021.12
Expenses Paid During Period* $ 4.08 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 994.00 $ 1,017.34
Expenses Paid During Period* $ 7.84 $ 7.93
* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 999.30 $ 1,022.68
Expenses Paid During Period* $ 2.52 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
528 Short Duration Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 999.30 $ 1,022.63
Expenses Paid During Period* $ 2.57 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 999.10 $ 1,022.38
Expenses Paid During Period* $ 2.82 $ 2.85
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 999.50 $ 1,022.79
Expenses Paid During Period* $ 2.42 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.0%
Asset-Backed Securities - 7.3%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (CME Term
SOFR 1 Month + 1.164%)(Ê) 178 172
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 259 253
AmeriCredit Automobile Receivables
Trust
Series 2022-2 Class A3
4.380% due 04/18/28 680 667
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 872
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,580 1,526
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 740 728
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 976
Series 2022-A2 Class A2
5.000% due 04/17/28 200 197
Capital One Multi-Asset Execution
Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,165
Capital One Prime Auto Receivables
Trust
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,296
Series 2023-1 Class A2
5.200% due 05/15/26 259 258
CarMax Auto Owner Trust
Series 2022-2 Class A3
3.490% due 02/16/27 610 595
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 177 171
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,074
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 232 227
Ford Credit Auto Owner Trust
Series 2022-C Class A2A
4.520% due 04/15/25 306 305
Series 2023-1 Class A
4.850% due 08/15/35 (Þ) 250 240
Series 2023-B Class A3
5.230% due 05/15/28 770 762
GECU Auto Receivables Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 267
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 533
Series 2022-2 Class A3
3.100% due 02/16/27 400 389
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 377
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 165 134
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 191 190
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 2,215 1,938
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 219
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 440 419
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 295
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 144 135
Honda Auto Receivables Owner Trust
Series 2023-1 Class A2
5.220% due 10/21/25 705 703
Series 2023-3 Class A2
5.710% due 03/18/26 700 698
Hyundai Auto Receivables Trust
Series 2022-B Class A3
3.720% due 11/16/26 795 776
Series 2022-C Class A2A
5.350% due 11/17/25 722 720
Series 2023-A Class A3
4.580% due 04/15/27 400 392
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 772 772
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 237
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 232
LAD Auto Receivables Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
530 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-2A Class A2
5.930% due 06/15/27 (Þ) 285 284
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 243
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 205 174
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 275
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 997
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A3
5.210% due 08/16/27 795 787
Series 2023-1 Class A3
4.510% due 11/15/27 890 872
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 136 133
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 42 42
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 206 189
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 245
Series 2021-CA Class AFL
0.844% due 04/20/62 (USD 1 Month
LIBOR + 0.740%)(Ê)(Þ) 587 576
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 52 52
Series 2023-A Class A2A
5.340% due 02/17/26 400 398
Series 2023-B Class A2A
5.950% due 05/15/26 1,100 1,100
Series 2023-B Class A2B
1.000% due 05/15/26 (SOFR 30 Day
Average + 0.560%)(Ê) 1,155 1,154
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 212 204
SMB Private Education Loan Trust
Series 2023-B Class A1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.120% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 275 276
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 53 51
Toyota Auto Receivables Owner Trust
Series 2022-C Class A3
3.760% due 04/15/27 625 607
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,229
Series 2023-B Class A2A
5.280% due 05/15/26 1,500 1,493
Tricon American Homes Trust
Series 2017-SFR2 Class A
2.928% due 01/17/36 (Þ) 462 458
USAA Auto Owner Trust
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 917
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 196 158
Woodmont Trust
Series 2023-12A Class A1A
7.878% due 07/25/31 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 109 109
33,933
Corporate Bonds and Notes - 33.0%
AbbVie, Inc.
3.600% due 05/14/25 330 319
Series WI
2.600% due 11/21/24 660 638
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 650 597
Air Lease Corp.
5.300% due 02/01/28 100 96
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 541 527
2.850% due 01/26/28 (Þ) 231 193
Alcoa, Inc.
6.750% due 01/15/28 705 705
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 578
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 419 401
Alphabet, Inc.
0.800% due 08/15/27 1,800 1,541
Altria Group, Inc.
4.400% due 02/14/26 460 445
6.200% due 11/01/28 60 60
Amazon.com, Inc.
1.000% due 05/12/26 90 81
3.300% due 04/13/27 120 112

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ameren Corp.
1.950% due 03/15/27 360 319
American Express Co.
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 1,200 1,175
American Honda Finance Corp.
1.500% due 01/13/25 500 476
1.200% due 07/08/25 510 474
American International Group, Inc.
2.500% due 06/30/25 170 160
Amgen, Inc.
1.900% due 02/21/25 330 315
5.507% due 03/02/26 1,270 1,263
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,226
Aptiv PLC
2.396% due 02/18/25 350 334
Ares Capital Corp.
4.250% due 03/01/25 569 548
2.875% due 06/15/28 181 150
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 144
AT&T, Inc.
1.700% due 03/25/26 2,390 2,169
AutoZone, Inc.
5.050% due 07/15/26 140 138
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 230 227
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 1,757 1,657
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,054
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 480 424
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 975 872
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 110 103
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,165
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 224
BankUnited , Inc.
4.875% due 11/17/25 578 539
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 545
Becton Dickinson and Co.
Series WI
6.700% due 12/01/26 175 180
Berkshire Hathaway Energy Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.050% due 04/15/25 1,465 1,431
Berry Global, Inc.
Series WI
1.570% due 01/15/26 801 724
Boeing Co. (The)
4.875% due 05/01/25 80 79
2.196% due 02/04/26 715 657
Bristol-Myers Squibb Co.
0.750% due 11/13/25 410 374
Brixmor Operating Partnership, LP
3.850% due 02/01/25 573 552
Broadcom, Inc.
Series WI
3.150% due 11/15/25 1,151 1,090
3.875% due 01/15/27 613 573
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 545
Cargill, Inc.
3.500% due 04/22/25 370 359
4.875% due 10/10/25 (Þ) 1,300 1,286
0.750% due 02/02/26 (Þ) 190 171
Caterpillar Financial Services Corp.
0.800% due 11/13/25 160 146
CBRE Services, Inc.
4.875% due 03/01/26 601 581
Centene Corp.
2.450% due 07/15/28 628 528
Series WI
4.250% due 12/15/27 140 129
CenterPoint Energy Houston Electric
LLC
5.200% due 10/01/28 280 274
Charles Schwab Corp. (The)
5.875% due 08/24/26 170 169
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 1,600 1,564
Chevron Corp.
0.687% due 08/12/25 280 258
2.954% due 05/16/26 1,800 1,702
Cigna Corp.
3.250% due 04/15/25 640 617
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 930 903
5.500% due 09/13/25 730 720
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 250 239
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 1,312 1,252
CNH Industrial Capital LLC
1.450% due 07/15/26 600 535

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
532 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 260 260
6.042% due 08/15/28 (Þ) 939 923
Concentrix Corp.
6.600% due 08/02/28 445 427
Constellation Brands, Inc.
5.000% due 02/02/26 475 467
Constellation Energy Generation LLC
3.250% due 06/01/25 875 837
5.600% due 03/01/28 191 188
Consumers Energy Co.
4.900% due 02/15/29 825 797
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 168
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 766 714
CVS Health Corp.
3.875% due 07/20/25 1,020 987
Devon Energy Corp.
5.850% due 12/15/25 140 139
Series WI
5.250% due 10/15/27 240 233
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 16
DR Horton, Inc.
2.600% due 10/15/25 778 730
DTE Energy Co.
4.220% due 11/01/24 (~)(Ê) 725 711
Series F
1.050% due 06/01/25 600 554
Duke Energy Corp.
3.150% due 08/15/27 657 595
Edison International
4.950% due 04/15/25 230 225
4.700% due 08/15/25 617 599
Energy Transfer Operating, LP
5.550% due 02/15/28 100 97
Energy Transfer, LP
2.900% due 05/15/25 180 171
Entergy Corp.
2.850% due 06/01/28 681 601
Enterprise Products Operating LLC
3.750% due 02/15/25 1,030 1,003
3.700% due 02/15/26 240 229
EOG Resources, Inc.
3.150% due 04/01/25 300 289
EPR Properties Co.
4.750% due 12/15/26 631 576
EQT Corp.
3.125% due 05/15/26 (Þ) 240 222
3.900% due 10/01/27 390 359
5.000% due 01/15/29 10 9
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp.
2.992% due 03/19/25 630 609
3.043% due 03/01/26 1,800 1,710
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 561
FactSet Research Systems, Inc.
2.900% due 03/01/27 799 722
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 559 546
Florida Power & Light Co.
5.050% due 04/01/28 425 416
Ford Motor Co.
6.950% due 03/06/26 475 476
Ford Motor Credit Co. LLC
6.950% due 06/10/26 865 867
4.950% due 05/28/27 400 375
Fortinet, Inc.
1.000% due 03/15/26 390 348
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 574
FS KKR Capital Corp.
4.125% due 02/01/25 569 548
3.250% due 07/15/27 205 176
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 255
General Mills, Inc.
4.000% due 04/17/25 1,800 1,752
General Motors Financial Co., Inc.
2.750% due 06/20/25 410 387
6.050% due 10/10/25 690 687
1.250% due 01/08/26 650 583
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 210 186
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 86
5.750% due 06/01/28 500 469
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 553
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,155
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 970 941
0.855% due 02/12/26 (SOFR +
0.609%)(Ê) 598 555
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 220 210
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,744 1,557
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 533
GSK Consumer Healthcare Capital UK
PLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 03/24/25 1,030 990
Harman International Industries, Inc.
4.150% due 05/15/25 590 573
HCA, Inc.
5.250% due 04/15/25 555 547
Hexcel Corp.
3.950% due 02/15/27 780 716
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 463
Highwoods Properties, Inc.
4.125% due 03/15/28 644 555
Home Depot, Inc. (The)
2.700% due 04/15/25 70 67
2.875% due 04/15/27 70 64
Humana, Inc.
4.500% due 04/01/25 160 157
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 664 599
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 231
3.050% due 04/29/26 (Þ) 650 597
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,717
JPMorgan Chase & Co.
4.023% due 12/05/24 (CME Term
SOFR 3 Month + 1.262%)(Ê) 560 559
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 400 392
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 250 246
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 1,455 1,367
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 225
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 850 756
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 430 384
Kemper Corp.
4.350% due 02/15/25 624 603
Kenvue , Inc.
Series WI
5.350% due 03/22/26 90 90
5.050% due 03/22/28 120 118
KeyCorp.
4.700% due 01/26/26 395 367
Kinder Morgan, Inc.
4.300% due 06/01/25 600 584
Kroger Co. (The)
3.500% due 02/01/26 613 583
L3Harris Technologies, Inc.
3.832% due 04/27/25 160 155
5.400% due 01/15/27 1,390 1,365
Las Vegas Sands Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 06/25/25 360 338
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
LKQ Corp.
Series WI
5.750% due 06/15/28 616 597
Lowe's Cos., Inc.
4.400% due 09/08/25 620 606
Main Street Capital Corp.
3.000% due 07/14/26 661 585
Marathon Petroleum Corp.
4.700% due 05/01/25 320 313
Marriott International, Inc.
Series X
4.000% due 04/15/28 648 595
MasTec , Inc.
4.500% due 08/15/28 (Þ) 650 570
Mattel, Inc.
3.375% due 04/01/26 (Þ) 769 710
McDonald's Corp.
3.300% due 07/01/25 400 385
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,741
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 867
Microsoft Corp.
3.125% due 11/03/25 1,135 1,089
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 430 424
2.630% due 02/18/26 (SOFR +
0.940%)(Ê) 639 608
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,085 1,021
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 845
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 640 570
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 330 314
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 253
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 645 592
MPLX, LP
4.000% due 02/15/25 310 302
1.750% due 03/01/26 1,676 1,521
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 433
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 307
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 590 575

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
534 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.749% due 09/01/25 110 109
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 503
NiSource, Inc.
0.950% due 08/15/25 435 397
Northrop Grumman Corp.
2.930% due 01/15/25 190 184
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 512
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 726 611
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 461 440
Occidental Petroleum Corp.
5.550% due 03/15/26 547 540
3.400% due 04/15/26 197 184
3.000% due 02/15/27 30 27
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 652 595
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 300 273
ONEOK, Inc.
5.550% due 11/01/26 140 138
4.550% due 07/15/28 762 710
5.650% due 11/01/28 90 88
5.800% due 11/01/30 30 29
Oracle Corp.
1.650% due 03/25/26 360 327
4.500% due 05/06/28 40 38
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 626 593
Owl Rock Capital Corp.
3.750% due 07/22/25 577 539
2.875% due 06/11/28 185 151
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,198
Pacific Gas and Electric Co.
4.950% due 06/08/25 310 303
3.000% due 06/15/28 707 598
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 464
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 650 636
Penske Truck Leasing Co., LP
1.200% due 11/15/25 (Þ) 183 165
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 413 397
Philip Morris International, Inc.
0.875% due 05/01/26 180 160
Pioneer Natural Resources Co.
1.125% due 01/15/26 460 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 200 197
PPG Industries, Inc.
1.200% due 03/15/26 150 135
Pricoa Global Funding I
4.200% due 08/28/25 (Þ) 260 253
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 259
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,154
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,661
Prospect Capital Corp.
3.706% due 01/22/26 602 540
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 856
Radian Group, Inc.
4.875% due 03/15/27 609 565
Raytheon Technologies Corp.
3.950% due 08/16/25 220 213
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 582 572
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 667 613
RPM International, Inc.
3.750% due 03/15/27 626 582
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 614 582
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 621 601
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 302
Service Properties Trust
7.500% due 09/15/25 490 476
Sherwin-Williams Co. (The)
3.450% due 08/01/25 592 567
Skyworks Solutions, Inc.
1.800% due 06/01/26 809 722
Southern California Edison Co.
5.650% due 10/01/28 460 455
Southern Power Co.
0.900% due 01/15/26 850 761
Southwest Airlines Co.
5.250% due 05/04/25 320 316
Southwestern Energy Co.
8.375% due 09/15/28 270 279
Spectra Energy Partners, LP
3.500% due 03/15/25 598 578
Sprint LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 03/01/26 517 531
State Street Corp.
3.776% due 12/03/24 (CME Term
SOFR 3 Month + 1.032%)(Ê) 1,155 1,152
Steel Dynamics, Inc.
2.400% due 06/15/25 624 588
Synchrony Financial
4.500% due 07/23/25 639 600
Series BKNT
5.400% due 08/22/25 559 534
Synovus Financial Corp.
5.625% due 02/15/28 455 404
System Energy Resources, Inc.
6.000% due 04/15/28 722 698
TCI Communications, Inc.
7.875% due 02/15/26 475 496
T-Mobile USA, Inc.
2.250% due 02/15/26 580 534
4.800% due 07/15/28 628 598
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,590 1,536
Toyota Motor Credit Corp.
3.000% due 04/01/25 300 289
3.650% due 08/18/25 1,800 1,742
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 60 62
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 571 547
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 110 108
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 124 119
4.000% due 04/11/26 492 463
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 420 390
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 825 728
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,090
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 100 96
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 26
US Bank NA
Series BKNT
2.050% due 01/21/25 340 324
Verizon Communications, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/16/27 150 142
2.100% due 03/22/28 50 43
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris , Inc.
Series WI
1.650% due 06/22/25 625 580
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 567 545
Visa, Inc.
3.150% due 12/14/25 350 334
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 404 395
3.700% due 01/30/27 (Þ) 190 173
Vontier Corp.
Series WI
1.800% due 04/01/26 165 147
Walmart, Inc.
3.950% due 09/09/27 1,300 1,244
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.638% due 03/15/25 1,250 1,208
3.755% due 03/15/27 200 184
WEC Energy Group, Inc.
5.600% due 09/12/26 420 417
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 780 755
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 1,420 1,363
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 586 554
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 1,205 1,134
Western Gas Partners, LP
4.750% due 08/15/28 50 47
Western Midstream Operating, LP
4.650% due 07/01/26 540 516
6.350% due 01/15/29 110 109
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 902 858
XPO, Inc.
6.250% due 06/01/28 (Þ) 729 698
152,907
International Debt - 13.4%
AB BSL CLO 4, Ltd.
Series 2023-4A Class A
6.957% due 04/20/36 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 250
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 538 518
4.800% due 04/18/26 (Þ) 211 201

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
536 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 01/15/25 510 492
6.100% due 01/15/27 730 718
AGL CLO 6, Ltd.
Series 2021-6A Class AR
6.877% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 507
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 625 575
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 250
AMMC CLO 23, Ltd.
Series 2021-23A Class A1R
6.704% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 228
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 620 596
Apidos CLO XXXI
Series 2018-25A Class A1R
6.758% due 10/20/31 (CME Term
SOFR 3 Month + 1.432%)(Ê)(Þ) 480 478
Balboa Bay Loan Funding, Ltd.
Series 2021-1A Class AR
6.715% due 01/20/32 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 625 621
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 183
Bancolombia SA
3.000% due 01/29/25 559 531
Bank of Montreal
3.700% due 06/07/25 605 583
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 610 529
Bank of Nova Scotia (The)
3.450% due 04/11/25 320 308
4.500% due 12/16/25 628 606
1.050% due 03/02/26 360 321
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 1,225 1,195
4.836% due 05/09/28 656 590
Barings Private Credit Corp CLO
Series 2023-1A Class A1
7.807% due 07/15/31 (CME Term
SOFR 3 Month + 2.400%)(Ê)(Þ) 130 130
BAT Capital Corp.
3.215% due 09/06/26 350 324
Bayer US Finance II LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 08/15/25 (Þ) 542 533
BCRED MML CLO LLC
Series 2021-1A Class A
7.136% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 197
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 124 123
Benefit Street Partners CLO XII, Ltd.
Series 2021-12A Class A1R
6.520% due 10/15/30 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 945 939
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 105 105
BNP Paribas SA
4.705% due 01/10/25 (CME Term
SOFR 3 Month + 2.497%)(Ê)(Þ) 740 737
4.375% due 09/28/25 (Þ) 556 532
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 201 177
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 260 236
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 541 502
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1
3.075% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 531 528
Series 2018-1A Class A1R2
3.311% due 04/17/31 (CME Term
SOFR 3 Month + 1.232%)(Ê)(Þ) 266 265
Series 2018-5A Class A1RR
6.710% due 07/15/31 (CME Term
SOFR 3 Month + 1.402%)(Ê)(Þ) 407 406
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
7.616% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 181
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 300
Cencosud SA
4.375% due 07/17/27 (Þ) 584 535
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 410
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 570

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 556
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 303
Credit Suisse AG
7.950% due 01/09/25 500 507
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 191
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 410 405
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 558
Deutsche Bank AG
4.500% due 04/01/25 566 541
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 796 719
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 412 373
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 242 240
Dryden 64 CLO, Ltd.
Series 2018-64A Class A
1.092% due 04/18/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 523 519
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 264
Enbridge, Inc.
1.600% due 10/04/26 658 584
Enel Finance International NV
4.250% due 06/15/25 (Þ) 565 548
Equinor ASA
2.875% due 04/06/25 1,045 1,008
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 629 594
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 330 300
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 565
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 253 205
HPS Loan Management, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-19 Class X
6.046% due 01/22/35 (CME Term
SOFR 3 Month + 0.700%)(Ê)(Þ) 102 102
HSBC Holdings PLC
3.803% due 03/11/25 (CME Term
SOFR 3 Month + 1.473%)(Ê) 270 267
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 470 437
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 819 721
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 845 830
Imperial Tobacco Finance PLC
4.250% due 07/21/25 (Þ) 746 721
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 248
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 702 705
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 215
LCM XVI, LP
6.750% due 10/15/31 (~)(Ê)(Þ) 250 249
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 570
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 557 554
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
6.619% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 281 280
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 1,056 1,054
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 329
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 245
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 257
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/25 450 416
National Australia Bank, Ltd.
4.966% due 01/12/26 570 563
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 340 337

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
538 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 819 721
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.576% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 299 297
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 189
Nomura Holdings, Inc.
2.648% due 01/16/25 625 597
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 246
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 750 673
nVent Finance SARL
Series WI
4.550% due 04/15/28 641 595
Octagon Investment Partners XIV, Ltd.
Series 2021-1A Class AARR
6.606% due 07/15/29 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 259 258
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1
5.049% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 583 580
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 266 265
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.927% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 303 299
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
5.450% due 05/21/28 (Þ) 220 213
Prosus NV
3.257% due 01/19/27 (Þ) 647 571
3.061% due 07/13/31 (Þ) 240 173
Qatar Government International Bond
Series REGS
3.250% due 06/02/26 (Þ) 200 190
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 240 219
Regatta XIV Funding, Ltd.
Series 2018-3A Class A
6.445% due 10/25/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 705 703
Royal Bank of Canada
3.375% due 04/14/25 390 376
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 171
Santander UK Group Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.532% due 08/21/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.250%)(Ê) 803 727
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 566 517
Setanta Aircraft Leasing DAC Term
Loan B
7.652% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 130
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 222
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 519 517
1.500% due 01/19/26 (Þ) 223 201
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 246
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 542
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 193 172
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 568 567
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 584
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 298
Suncor Energy, Inc.
7.875% due 06/15/26 489 510
Suzano International Finance BV
5.500% due 01/17/27 220 213
Swedbank AB
3.356% due 04/04/25 (Þ) 340 327
Sycamore Tree CLO, Ltd.
Series 2023-2A Class A
7.746% due 04/20/35 (CME Term
SOFR 3 Month + 2.330%)(Ê)(Þ) 250 250
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 391 389
Series 2023-34A Class X
6.949% due 07/24/36 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 195 195
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
6.227% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 50 50
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 234 232

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 450 396
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,331
0.750% due 09/11/25 510 465
TotalEnergies Capital International SA
2.434% due 01/10/25 1,800 1,735
Toyota Motor Credit Corp.
1.339% due 03/25/26 190 172
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 808 718
TSMC Arizona Corp.
1.750% due 10/25/26 200 180
UBS Group AG
4.125% due 09/24/25 (Þ) 340 325
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 450 436
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 570
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 691 610
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,730
Vale Overseas, Ltd.
6.250% due 08/10/26 270 272
Valley Stream Park CLO, Ltd.
Series 2023-1A Class DR
9.566% due 10/20/34 (CME Term
SOFR 3 Month + 4.150%)(Ê)(Þ) 110 108
Var Energi ASA
5.000% due 05/18/27 (Þ) 534 502
7.500% due 01/15/28 (Þ) 201 206
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 530 527
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
6.790% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 387
Whitebox CLO III, Ltd.
Series 2021-3A Class A1
6.790% due 10/15/34 (~)(Ê)(Þ) 250 248
Yara International ASA
4.750% due 06/01/28 (Þ) 645 599
61,832
Loan Agreements - 0.3%
APi Group DE, Inc. 2023 Term Loan
7.689% due 10/01/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 117 117
Asurion LLC 2021 Term Loan B9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.689% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 128 122
Charter Communications Operating
LLC Term Loan B1
7.074% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 128 128
Charter Communications Operating
LLC Term Loan B2
7.133% due 02/01/27 (USD 3 Month
LIBOR  + 1.750%)(Ê) 128 127
Genesee & Wyoming, Inc. New Term
Loan
7.490% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 128 127
Hudson River Trading LLC Term Loan
0.000% due 03/18/28 (USD 3 Month
LIBOR  + 3.000%)(Ê)(v) 128 126
Nexstar Broadcasting, Inc. Term Loan
B4
7.939% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Rent-A-Center, Inc. 1st Lien Term
Loan B
8.952% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 121 120
VFH Parent LLC 2022 Term Loan B
0.000% due 01/13/29 (USD 1 Month
LIBOR + 3.000%)(Ê)(v) 129 128
Virgin Media Secured Finance PLC
Term Loan
7.949% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 126
1,198
Mortgage-Backed Securities - 13.3%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 220 220
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 234 213
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 306
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 126 124
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 280
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 25 25
Series 2020-BN29 Class A1
0.549% due 11/15/53 628 588
BBCMS Mortgage Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
540 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-C11 Class A1
0.752% due 09/15/54 373 343
Series 2023 C19 Class A1
5.698% due 04/15/56 243 238
Series 2023-C20 Class A1
5.862% due 07/15/56 245 240
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 80 77
Series 2020-B21 Class A1
0.537% due 12/17/53 154 146
Series 2020-B22 Class A1
0.509% due 01/15/54 781 724
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,154 268
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 439 401
Series 2023-B39 Class A1
6.035% due 07/15/55 243 241
Series 2023-V3 Class A1
5.957% due 07/15/56 172 170
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 283 276
BPR Trust
Series 2021-TY Class C
1.800% due 09/15/38 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 232
BRAVO Residential Funding Trust
Series 2023-NQM7 Class A1
7.130% due 09/25/63 (~)(Ê)(Þ) 1,070 1,068
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 537
Series 2019-OC11 Class A
3.202% due 12/09/41 (Þ) 270 223
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 185
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 300
Series 2021-BXMF Class A
6.084% due 10/15/26 (CME Term
SOFR 1 Month + 0.750%)(Ê)(Þ) 291 284
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 258
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 242 234
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 194 189
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 315
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A1
1.846% due 02/15/53 67 65
COLT Mortgage Loan Trust
7.180% due 09/25/68 (~)(Ê)(Þ) 1,091 1,094
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 95 81
Commercial Mortgage Trust
Series 2014-CR20 Class ASB
3.305% due 11/10/47 56 55
Series 2015-CR22 Class ASB
3.144% due 03/10/48 56 55
Series 2015-LC23 Class ASB
3.598% due 10/10/48 20 19
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 293
Series 2021-PF1 Class A1
1.122% due 11/15/54 585 538
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 188 158
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 172 130
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 95 91
Series 2015-C3 Class ASB
3.448% due 08/15/48 46 45
Series 2016-C7 Class ASB
3.314% due 11/15/49 121 116
Series 2020-C19 Class A1
1.296% due 03/15/53 109 104
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 143 114
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 242
Extended Stay America Trust
Series 2021-ESH Class C
7.147% due 07/15/38 (CME Term
SOFR 1 Month + 1.814%)(Ê)(Þ) 227 223
Fannie Mae
4.500% due 2025 19 19
2.000% due 2033 1,561 1,417
3.000% due 2034 477 449
5.000% due 2038 8,323 8,033

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2040 1,391 1,184
5.500% due 2052 274 260
6.500% due 2053 3,711 3,689
30 Year TBA(Ï)
3.500% 1,100 916
4.000% 700 605
4.500% 500 446
5.000% 200 184
5.500% 400 379
6.000% 200 194
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 8
Freddie Mac
4.500% due 2038 1,031 978
5.000% due 2038 2,889 2,787
5.500% due 2038 3,834 3,760
3.267% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 760 697
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,436 1,269
6.500% due 2053 4,831 4,802
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 119 112
Series 2013-4182 Class UC
1.500% due 09/15/27 88 85
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 71 72
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 164 164
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 46 46
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 60
Ginnie Mae II
30 Year TBA(Ï)
4.500% 400 361
5.000% 300 279
5.500% 100 96
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 132 128
Series 2016-H11 Class HA
2.500% due 01/20/66 746 717
Series 2017-H03 Class NA
3.125% due 10/20/66 660 628
Series 2017-H23 Class MA
3.000% due 11/20/67 211 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-H15 Class HB
1.250% due 09/20/65 343 328
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 623 614
GS Mortgage Securities Trust
Series 2023-PJ4 Class A15
6.000% due 01/25/54 (~)(Ê)(Þ) 412 403
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 241
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2014-C21 Class AS
3.997% due 08/15/47 300 290
Series 2014-C22 Class A4
3.801% due 09/15/47 525 512
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 108
Series 2017-JP5 Class ASB
3.549% due 03/15/50 271 256
Series 2017-JP7 Class A3
3.379% due 09/15/50 785 753
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 194
JPMorgan Mortgage Trust
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 722 709
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 154 142
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 439
Series 2015-C25 Class A3
3.280% due 10/15/48 259 248
Series 2016-C32 Class ASB
3.514% due 12/15/49 210 200
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 302 279
Series 2021-L7 Class A1
0.881% due 08/15/26 869 796
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 01/15/28 169 165
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 205 176
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 202

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
542 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OBX Trust
7.045% due 09/25/63 (~)(Ê)(Þ) 1,235 1,235
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 196 159
Onslow Bay Financial LLC
7.065% due 10/25/63 930 930
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 1 1
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 337 336
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 166 162
Sequoia Mortgage Trust
Series 2023-3 Class A4
6.000% due 09/25/53 (~)(Ê)(Þ) 619 606
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 214 182
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 303
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 236
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 265
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 450 416
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 280 258
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 646 615
Verus Securitization Trust
Series 2023-7 Class A1
7.070% due 10/25/68 (~)(Ê)(Þ) 740 739
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 607
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 66 64
Series 2020-C57 Class A1
0.903% due 08/15/53 99 93
61,655
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.530% due 09/01/30 (~)(Ê)(Þ) 345 345
United States Government Agencies - 0.4%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,774
Tennessee Valley Authority
0.750% due 05/15/25 370 345
2,119
United States Government Treasuries - 11.2%
United States Treasury Notes
1.500% due 11/30/24 6,500 6,233
4.750% due 07/31/25 4,325 4,297
5.000% due 08/31/25 3,700 3,692
4.250% due 10/15/25 14,175 13,954
5.000% due 10/31/25 50 50
4.625% due 03/15/26 2,079 2,062
0.750% due 03/31/26 8,725 7,903
0.750% due 05/31/26 3,260 2,931
4.375% due 08/15/26 740 730
1.250% due 11/30/26 190 170
2.750% due 07/31/27 1,130 1,048
4.125% due 10/31/27 1,480 1,440
3.500% due 01/31/28 6,685 6,339
4.000% due 02/29/28 170 164
3.625% due 05/31/28 590 561
4.625% due 09/30/28 70 69
3.875% due 08/15/33 10 9
51,652
Total Long-Term Investments
(cost $377,188) 365,641
Options Purchased - 0.0%
(Number of Contracts)
One Year Mid-Curve
Option
Citigroup Dec 2023 95.88 Put (18) USD 4,314 (ÿ) 27
Citigroup Dec 2023 96.00 Put (4) USD 960 (ÿ) 7
SOFR 10 Year Mid-
Curve Option
Citigroup Dec 2023 95.69 Call
(41) USD 9,808 (ÿ) 11
Total Options Purchased
(cost $37) 45
Short-Term Investments - 21.2%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 277
Series 3NC1
1.750% due 10/29/24 360 344
Air Lease Corp.
Series MTN

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.700% due 02/15/24 390 384
American Express Co.
2.500% due 07/30/24 380 371
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,487
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 740 723
Antalis SA
2.777% due 11/02/23 (ç)(ž) 750 750
Athene Global Funding
5.861% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 590 588
Atlantic Asset Securitization LLC
5.769% due 01/05/24 (Þ)(ž) 1,400 1,386
Banco Santander SA
5.507% due 01/19/24 1,800 1,778
Bank of Montreal
5.774% due 01/16/24 (ž) 500 494
2.500% due 06/28/24 1,770 1,731
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,326
Barton Capital SA
5.490% due 01/10/24 (Þ) 1,800 1,780
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 190 186
Boeing Co. (The)
2.800% due 03/01/24 270 267
CAFCO LLC
5.539% due 02/12/24 1,800 1,771
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 476
Chariot Funding LLC
5.764% due 01/12/24 (Þ)(ž) 1,800 1,780
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 179
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,092
Collateralized Commercial Paper FLEX
Co. LLC
5.374% due 11/22/23 (ç)(Þ)(ž) 600 598
CRC Funding LLC
5.863% due 02/15/24 (Þ)(ž) 1,800 1,770
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 269
Devon Energy Corp.
Series WI
5.250% due 09/15/24 180 179
DR Horton, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/15/24 140 135
Elevance Health, Inc.
3.500% due 08/15/24 435 426
Entergy Louisiana LLC
0.950% due 10/01/24 490 468
Fairway Finance Co. LLC
5.461% due 11/29/23 (ç)(Þ)(ž) 600 597
5.462% due 01/03/24 (Þ) 1,400 1,386
Federal Farm Credit Banks Funding
Corp.
5.570% due 07/05/24 2,050 2,046
3.375% due 08/26/24 120 118
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,453
Federation des Caisses Desjardins du
Quebec
5.775% due 01/23/24 (ž) 250 247
Fox Corp.
Series WI
4.030% due 01/25/24 420 418
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 678
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 420 417
Gotham Funding Corp.
1.000% due 01/05/24 (Þ) 1,650 1,633
Honda Auto Receivables Owner Trust
Series 2022-1 Class A2
1.440% due 10/15/24 38 38
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,364
Hyundai Capital America
0.800% due 01/08/24 (Þ) 170 168
ING US Funding LLC
5.536% due 12/14/23 (ç)(Þ)(ž) 1,400 1,391
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,577
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,412
KfW
5.434% due 01/02/24 1,800 1,783
Las Vegas Sands Corp.
3.200% due 08/08/24 210 204
Lloyds Banking Group PLC
3.900% due 03/12/24 540 536
LMA Americas LLC
5.556% due 12/11/23 (ç)(Þ)(ž) 1,400 1,392
5.823% due 01/18/24 (Þ)(ž) 400 395
Lowe's Cos., Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
544 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 09/15/24 150 146
Manhattan Asset Funding Co. LLC
5.379% due 12/04/23 (ç)(Þ) 400 398
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 160 158
Matchpoint Finance PLC
5.389% due 12/08/23 (ç) 1,250 1,243
5.881% due 02/02/24 (ž) 700 690
Microsoft Corp.
3.669% due 11/03/23 (ç)(Þ)(ž) 1,800 1,799
Mizuho Bank, Ltd.
5.560% due 11/21/23 (ç) 750 750
Mont Blanc Capital Corp.
5.494% due 01/17/24 1,800 1,779
Natixis SA
6.002% due 06/17/24 (ž) 490 472
Novartis Financial Corp.
0.000% due 11/01/23 (ç)(Þ)(ž) 500 500
Oversea-Chinese Banking Corp., Ltd.
5.817% due 01/18/24 (ž) 1,500 1,482
PACCAR Financial Corp.
5.456% due 12/05/23 (ç)(ž) 1,200 1,194
PayPal Holdings, Inc.
2.400% due 10/01/24 520 504
Petrobras Global Finance BV
6.250% due 03/17/24 360 358
Philip Morris International, Inc.
2.875% due 05/01/24 220 217
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
7.417% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 117 116
Sheffield Receivables Co. LLC
5.445% due 12/04/23 (ç)(Þ) 1,000 991
Sprint LLC
Series WI
7.125% due 06/15/24 330 332
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/24 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,144 1,142
Starbird Funding Corp.
0.000% due 12/04/23 (ç)(Þ)(ž) 1,800 1,791
Sumitomo Mitsui Trust Bank, Ltd.
5.450% due 11/21/23 (ç) 400 400
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê)(v) 75 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/23 (USD 3 Month
LIBOR  + 2.750%)(Ê)(v) 237 31
TransCanada PipeLines , Ltd.
1.000% due 10/12/24 790 752
U.S. Cash Management Fund(@) 19,108,123(∞) 19,102
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,624
United States Treasury Bills
5.358% due 11/28/23 (ç)(ž) 570 568
5.382% due 12/12/23 (ç)(ž) 290 288
5.441% due 12/19/23 (ç)(ž) 1,040 1,033
5.481% due 01/16/24 (ž) 2,400 2,373
5.505% due 01/23/24 (ž) 1,140 1,126
5.521% due 01/30/24 (ž) 2,090 2,062
5.538% due 02/20/24 (ž) 550 541
5.564% due 04/11/24 (ž) 150 146
United States Treasury Notes
2.750% due 11/15/23 2,655 2,652
0.250% due 06/15/24 2,610 2,527
Verizon Communications, Inc.
0.750% due 03/22/24 220 216
Victory Receivables Corp.
5.833% due 02/05/24 (ž) 800 788
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,354
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,269
Williams Cos., Inc. (The)
4.300% due 03/04/24 760 755
Total Short-Term Investments
(cost $98,966) 97,988
Total Investments - 100.2%
(identified cost $476,191) 463,674
Other Assets and Liabilities,
Net - (0.2)%
(989)
Net Assets - 100.0%
462,685

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 545
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
22.9%
2023-MIC Trust (The) 10/26/23 220,000 48.96 108
220
AB BSL CLO 4, Ltd. 09/21/23 250,000 100.25 251
250
ABN AMRO Bank NV 04/26/23 538,000 98.24 529
518
ABN AMRO Bank NV 10/18/23 211,000 95.35 201
201
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
507
Aircastle , Ltd. 12/27/21 541,000 105.10 569
527
Aircastle , Ltd. 09/14/23 231,000 86.07 199
193
Alimentation Couche-Tard, Inc. 02/14/23 625,000 94.29 589
575
Allegro CLO XI, Ltd. 04/13/22 250,000 99.94 250
250
AMMC CLO 23, Ltd. 10/13/21 230,000 100.00 230
228
Anglo American Capital PLC 05/20/21 740,000 101.09 748
723
Apidos CLO XXXI 08/03/23 480,000 99.71 479
478
Arbor Multifamily Mortgage Securities Trust 09/27/21 233,910 100.00 234
213
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.83 355
306
AREIT, Inc. 09/28/21 126,237 100.00 126
124
Athene Global Funding 05/21/21 590,000 99.87 589
588
Atlantic Asset Securitization LLC 09/01/23 1,400,000 99.00 1,386
1,386
Avenue of Americas 10/20/21 310,000 99.89 310
280
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,580,000 99.61 1,574
1,526
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 740,000 99.99 740
728
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 93.96 874
872
Balboa Bay Loan Funding, Ltd. 08/03/23 625,000 99.59 622
621
Barings Private Credit Corp CLO 07/28/23 130,000 100.00 130
130
Barton Capital SA 09/27/23 1,800,000 98.39 1,771
1,780
Bayer US Finance II LLC 05/07/21 542,000 106.48 577
533
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
197
BDS, Ltd. 07/22/21 123,959 100.00 124
123
Benefit Street Partners CLO XII, Ltd. 09/22/23 944,547 99.78 943
939
Black Diamond CLO, Ltd. 07/15/21 105,435 100.00 105
105
BMW US Capital LLC 05/20/21 190,000 99.21 189
186
BNP Paribas SA 05/20/21 740,000 102.27 757
737
BNP Paribas SA 05/26/21 556,000 105.18 585
532
BNP Paribas SA 09/14/23 201,000 90.16 181
177
BPR Trust 09/10/21 250,000 100.00 250
232
BRAVO Residential Funding Trust 10/20/23 1,070,000 100.00 1,070
1,068
BX Trust 11/09/20 547,261 99.49 544
537
BX Trust 06/16/21 250,000 100.41 251
185
BX Trust 10/13/21 310,000 99.78 309
300
BX Trust 10/14/21 242,398 99.56 241
234
BX Trust 10/28/21 290,924 99.51 290
284
BX Trust 01/21/22 250,000 100.00 250
244
BX Trust 02/10/22 194,417 99.61 194
189
BX Trust 04/28/22 280,000 95.19 267
258
BX Trust 09/20/23 270,000 85.18 230
223
BXMT, Ltd. 04/09/21 330,000 100.00 330
315
Cargill, Inc. 01/28/21 190,000 95.40 181
171
Cargill, Inc. 10/05/22 1,300,000 100.21 1,303
1,286
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 266,494 100.00 266
265
Carlyle Global Market Strategies CLO, Ltd. 07/12/23 530,752 99.28 527
528
Carlyle Global Market Strategies CLO, Ltd. 08/07/23 406,721 99.77 406
406
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
181
CCG Receivables Trust 10/13/21 176,834 99.99 177
171
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
300
Cencosud SA 08/14/23 584,000 95.00 555
535
Chariot Funding LLC 10/05/23 1,800,000 98.90 1,780
1,780
Collateralized Commercial Paper FLEX Co. LLC 10/24/23 600,000 99.69 598
598
COLT Mortgage Loan Trust 02/18/22 95,196 99.99 95
81
COLT Mortgage Loan Trust 10/02/23 1,091,083 100.00 1,091
1,094
Columbia Pipelines Holding Co. LLC 08/08/23 939,000 100.49 944
923
Columbia Pipelines Holding Co. LLC 09/27/23 260,000 100.13 260
260
Commercial Mortgage Trust 01/30/20 310,000 102.36 317
293
Continental Resources, Inc. 04/25/22 190,000 92.10 175
168
Cooperatieve Rabobank UA 04/05/22 450,000 99.29 447
410
CRC Funding LLC 10/26/23 1,800,000 98.36 1,770
1,770

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
546 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 08/20/20 590,000 103.74 612
570
Credit Agricole SA 05/20/21 340,000 99.21 337
303
Credit Agricole SA 08/10/21 598,000 101.10 605
556
Credit Suisse Mortgage Trust 09/27/21 171,707 100.00 172
130
Credit Suisse Mortgage Trust 03/04/22 188,278 97.35 183
158
Daimler Finance NA LLC 05/20/21 210,000 100.40 211
191
Danske Bank A/S 10/14/20 612,000 99.94 612
558
Danske Bank A/S 05/20/21 270,000 100.86 272
269
Danske Bank A/S 05/26/22 410,000 99.15 407
405
DISH DBS Corp. 11/10/21 20,000 100.00 20
16
DNB Bank ASA 09/14/23 412,000 90.73 374
373
Dryden 55 CLO, Ltd. 07/26/21 241,610 100.00 242
240
Dryden 64 CLO, Ltd. 07/13/23 522,921 99.20 519
519
Dryden Senior Loan Fund 04/08/22 270,000 99.27 268
264
Ellington Financial Mortgage Trust 01/14/22 143,284 99.99 143
114
ELP Commercial Mortgage Trust 11/01/21 250,000 99.65 249
242
Enel Finance International NV 08/14/23 565,000 97.53 551
548
Enterprise Fleet Financing LLC 03/23/22 232,492 99.99 232
227
EQT Corp. 09/07/21 240,000 98.21 236
222
ERAC USA Finance LLC 04/26/23 375,000 99.66 374
357
Extended Stay America Trust 09/19/23 227,364 98.63 224
223
Fairway Finance Co. LLC 09/26/23 1,400,000 99.04 1,387
1,386
Fairway Finance Co. LLC 10/05/23 600,000 99.58 597
597
Fidelity & Guaranty Life Holdings, Inc. 08/14/23 559,000 97.75 546
546
Ford Credit Auto Owner Trust 02/09/23 250,000 100.00 250
240
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 71,292 100.80 72
72
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 163,665 100.00 164
164
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 46,408 100.00 46
46
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
60
GA Global Funding Trust 01/08/21 285,000 99.95 285
255
GA Global Funding Trust 09/07/21 715,000 99.94 715
678
GECU Auto Receivables Trust 08/07/23 270,000 99.98 270
267
Georgia-Pacific LLC 05/20/21 210,000 94.87 199
186
Glencore Funding LLC 05/20/21 420,000 100.96 424
417
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
377
GoodGreen Trust 04/21/21 165,451 99.98 165
134
Gotham Funding Corp. 10/10/23 1,650,000 99.00 1,634
1,633
Great Lakes Kcap F3c Senior LLC 07/26/21 190,670 100.00 191
190
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 330,000 97.01 320
300
GS Mortgage Securities Trust 08/18/23 411,884 98.61 406
403
Halsey Point CLO I, Ltd. 07/28/21 570,000 99.91 569
565
Hawaii Hotel Trust 06/17/21 250,000 100.14 250
241
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
219
Hertz Vehicle Financing III, LP 05/27/22 2,215,000 90.97 1,987
1,938
Hertz Vehicle Financing LLC 06/24/21 310,000 100.00 310
295
Hertz Vehicle Financing LLC 11/12/21 440,000 99.57 438
419
Highmark, Inc. 05/05/21 520,000 99.93 520
463
Hildene Community Funding CDO, Ltd. 11/15/21 253,012 100.00 253
205
Hilton Grand Vacations Trust 06/02/20 143,518 99.99 144
135
HPS Loan Management, Ltd. 07/24/23 102,000 99.51 102
102
Hyundai Capital America 05/21/21 170,000 99.98 170
168
Imperial Tobacco Finance PLC 08/14/23 746,000 96.77 722
721
ING US Funding LLC 10/23/23 1,400,000 99.35 1,391
1,391
International Flavors & Fragrances, Inc. 06/16/22 664,000 93.73 622
599
Intesa Sanpaolo SpA 10/18/23 702,000 100.53 706
705
Inversiones CMPC SA 08/23/23 230,000 94.95 218
215
Invitation Homes Trust 05/31/23 771,876 99.82 770
772
Jackson National Life Global Funding 06/23/20 650,000 103.41 672
597
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
231
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.78 249
194
JPMorgan Mortgage Trust 09/21/23 721,902 98.35 710
709
LAD Auto Receivables Trust 05/17/23 284,882 99.99 285
284
LCM XVI, LP 09/25/23 250,000 99.75 249
249
Legacy Mortgage Asset Trust 10/06/21 154,381 103.87 160
142
LMA Americas LLC 10/05/23 400,000 98.80 395
395

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 547
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
LMA Americas LLC 10/13/23 1,400,000 99.39 1,392
1,392
Lunar Structured Aircraft Portfolio Notes 11/05/21 205,260 100.00 205
174
M&T Equipment Notes 08/08/23 280,000 99.97 280
275
Madison Park Funding XVIII, Ltd. 07/12/23 557,171 99.31 553
554
Madison Park Funding XXIII, Ltd. 07/20/23 281,405 99.64 280
280
Madison Park Funding XXVI, Ltd. 07/18/23 1,056,128 99.85 1,055
1,054
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.07 330
329
Manhattan Asset Funding Co. LLC 10/17/23 400,000 99.51 398
398
MasTec , Inc. 09/14/23 650,000 91.26 593
570
Mattel, Inc. 09/14/23 769,000 93.53 719
710
MEGlobal BV 08/23/23 260,000 95.98 250
245
Met Tower Global Funding 09/07/21 985,000 96.35 949
867
MF1, Ltd. 09/10/21 260,000 100.00 260
257
Microsoft Corp. 10/23/23 1,800,000 99.97 1,799
1,799
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.93 435
433
National Securities Clearing Corp. 05/20/21 340,000 99.47 338
307
Navient Private Education Refi Loan Trust 01/28/21 42,210 101.97 43
42
Navient Private Education Refi Loan Trust 01/27/23 206,193 96.62 199
189
Nelnet Student Loan Trust 01/07/22 250,000 100.39 251
245
Nelnet Student Loan Trust 09/19/23 587,097 98.35 577
576
Neuberger Berman CLO XV, Ltd. 07/20/23 298,593 99.57 297
297
New Residential Mortgage Loan Trust 03/03/22 205,021 99.63 204
176
NGPL PipeCo LLC 04/26/23 536,000 97.94 525
503
Nissan Motor Co., Ltd. 04/25/22 200,000 98.45 197
189
Nordea Bank Abp 05/21/21 270,000 99.65 269
246
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.92 570
512
Novartis Financial Corp. 10/23/23 500,000 100.00 500
500
NRG Energy, Inc. 08/14/23 726,000 85.05 617
611
NTT Finance Corp. 02/24/21 750,000 97.39 730
673
NYO Commercial Mortgage Trust 11/08/21 310,000 99.55 309
202
OBX Trust 01/18/22 196,020 99.99 196
159
OBX Trust 10/02/23 1,234,502 100.00 1,234
1,235
Octagon Investment Partners XIV, Ltd. 10/24/23 258,881 99.65 258
258
Octagon Investment Partners, Ltd. 08/04/23 583,195 99.64 581
580
Onslow Bay Financial LLC 09/18/20 1,450 100.00 1
1
Onslow Bay Financial LLC 09/18/23 337,156 100.00 337
336
Owl Rock CLO I, Ltd. 08/24/21 266,437 100.10 267
265
Pacific Life Global Funding II 06/17/20 500,000 99.93 500
464
Parliament Funding II, Ltd. 11/15/21 302,922 100.00 303
299
Pennsylvania Electric Co. 03/28/23 650,000 99.81 649
636
Penske Truck Leasing Co., LP 10/18/23 183,000 90.02 165
165
Penske Truck Leasing Co., LP / PTL Finance Corp. 08/14/23 413,000 96.51 399
397
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 08/23/23 220,000 99.28 218
213
PMT Credit Risk Transfer Trust 06/14/21 116,642 100.10 117
116
Premier Global Infrastructure Trust PLC 09/30/21 166,461 99.28 165
162
Pricoa Global Funding I 08/24/22 260,000 99.96 260
253
Principal Life Global Funding II 06/16/20 280,000 99.97 280
259
Prosus NV 07/07/21 240,000 100.00 240
173
Prosus NV 02/15/23 647,000 91.63 593
571
Protective Life Global Funding 07/08/20 930,000 100.00 930
856
Qatar Government International Bond 09/15/23 200,000 95.97 192
190
QazaqGaz NC JSC 08/23/23 240,000 92.42 222
219
Regal Rexnord Corp. 02/14/23 582,000 100.13 583
572
Regatta XIV Funding, Ltd. 07/11/23 705,000 99.32 700
703
Saudi Arabian Oil Co. 04/26/23 566,000 94.24 533
517
Sealed Air Corp. 09/15/21 345,000 100.00 345
302
Sequoia Mortgage Trust 08/08/23 619,480 99.02 613
606
SG Capital Partners LLC 03/02/22 213,992 99.84 214
182
Sheffield Receivables Co. LLC 10/04/23 1,000,000 99.08 991
991
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.41 233
222
SK Hynix, Inc. 04/26/23 519,000 100.28 520
517
SK Hynix, Inc. 10/18/23 223,000 89.81 200
201
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.75 269
246
SMB Private Education Loan Trust 05/12/23 274,749 100.00 275
276
Societe Generale SA 06/02/20 566,000 101.59 575
542

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
548 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Societe Generale SA 09/14/23 193,000 89.91 174
172
Solvay Finance America LLC 08/14/23 568,000 96.90 550
567
SREIT Trust 11/16/21 310,000 99.48 308
303
Standard Chartered PLC 02/15/23 655,000 91.02 596
584
STAR Trust 07/06/23 1,143,804 99.79 1,141
1,142
Starbird Funding Corp. 10/06/23 1,800,000 99.50 1,791
1,791
Starwood Real Estate Income Trust 07/12/21 250,000 99.69 249
236
STWD Trust 11/24/21 270,000 99.67 269
265
Swedbank AB 04/06/22 340,000 99.89 340
327
Sycamore Tree CLO, Ltd. 01/25/23 250,000 99.52 249
250
Symphony CLO XIX, Ltd. 09/09/20 391,257 99.16 388
389
Symphony CLO XIX, Ltd. 07/13/23 195,000 100.00 195
195
Symphony CLO XXVI, Ltd. 02/05/21 50,000 100.00 50
50
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 345,000 100.00 345
345
TCI-Flatiron CLO, Ltd. 01/14/22 234,020 100.00 234
232
Towd Point Mortgage Trust 07/01/19 53,404 101.29 54
51
Towd Point Mortgage Trust 11/18/21 449,633 101.03 454
416
Towd Point Mortgage Trust 12/15/21 279,619 96.67 270
258
Tricon American Homes Trust 03/14/23 461,569 97.83 452
458
Triton Container International, Ltd. 09/14/23 808,000 89.96 727
718
UBS Group AG 02/05/21 1,650,000 100.00 1,650
1,624
UBS Group AG 05/21/21 340,000 105.37 358
325
UBS Group AG 05/03/22 450,000 99.15 446
436
UBS Group AG 02/15/23 579,000 100.28 581
570
UniCredit SpA 09/14/23 691,000 88.89 614
610
United Airlines, Inc. 05/21/21 420,000 100.62 423
390
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
917
Valley Stream Park CLO, Ltd. 09/08/23 110,000 100.00 110
108
Var Energi ASA 05/11/23 534,000 97.99 523
502
Var Energi ASA 09/14/23 201,000 103.39 208
206
Vertiv Group Corp. 03/16/22 10,000 90.28 9
9
Verus Securitization Trust 10/06/23 740,000 100.00 740
739
VICI Properties, LP / VICI Note Co., Inc. 08/14/23 567,000 97.11 551
545
Vistra Operations Co. LLC 08/14/23 404,000 98.04 396
395
Vistra Operations Co. LLC 09/14/23 190,000 91.93 175
173
Voya CLO, Ltd. 07/23/21 530,423 100.03 531
527
Wendy's Funding LLC 06/15/21 195,500 100.00 196
158
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
387
Whitebox CLO III, Ltd. 09/25/23 250,000 99.32 248
248
Woodmont Trust 05/26/23 108,880 100.00 109
109
XPO, Inc. 09/14/23 729,000 98.32 717
698
Yara International ASA 08/14/23 645,000 94.76 611 599
105,745

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 549
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 31 CAD 3,563 12/23
(7)
Long Gilt Futures 29 GBP 2,702 12/23
(65)
Three Month SOFR Futures 35 USD 8,343 03/25
(93)
Three Month SOFR Futures 75 USD 17,974 03/26
(39)
United States 2 Year Treasury Note Futures 526 USD 106,474 12/23
(391)
United States 5 Year Treasury Note Futures 46 USD 4,806 12/23
(57)
United States 10 Year Treasury Note Futures 90 USD 9,556 12/23 (351)
Short Positions
Euro-Bund Futures 51 EUR 6,579 12/23
128
Japanese 10 Year Mini Government Bond Futures 84 JPY 1,208,928 12/23
109
Three Month SOFR Futures 43 USD 10,165 03/24
57
Three Month SOFR Futures 9 USD 2,129 06/24
(1)
United States 2 Year Treasury Note Futures 19 USD 3,846 12/23
5
United States 5 Year Treasury Note Futures 104 USD 10,866 12/23
151
United States 10 Year Treasury Note Futures 39 USD 4,141 12/23 115
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (439)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
One Year Mid-Curve Option Citigroup Put 36 95.25 USD 8,573 12/15/23 (13)
One Year Mid-Curve Option Citigroup Put 9 95.38 USD 2,146 12/15/23 (5)
Total Liability for Options Written (premiums received $18) (18)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,445 GBP 2,024 11/08/23 15
Citigroup USD 1,926 NZD 3,261 11/08/23 (26)
HSBC USD 4,249 NOK 47,343 11/08/23 (10)
Royal Bank of Canada CAD 5,770 USD 4,208 11/08/23 47
State Street USD 191 CHF 172 11/08/23 (2)
State Street USD 3,468 EUR 3,306 11/08/23 32
State Street USD 3 JPY 465 11/08/23 —
State Street USD 19 NZD 33 11/08/23 —
State Street USD 2,318 SEK 25,682 11/08/23 (16)
State Street CAD 57 USD 41 11/08/23 —
State Street GBP 1,075 USD 1,307 11/08/23 —
State Street JPY 115,752 USD 781 11/08/23 16
State Street SEK 25,682 USD 2,306 11/08/23 4
UBS CHF 5,684 USD 6,191 11/08/23 (62)
Westpac EUR 1,852 USD 1,967 11/08/23 7

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
550 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 5
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 28,697
Federal Fund
Effective Rate - 1
Year
(4)
5.410%
(4)
01/31/24
1 (1) —
Citigroup USD 4,804 3.500%
(4)
SOFR
(4)
09/30/24
(18) (72) (90)
Citigroup USD 4,013 2.770%
(4)
SOFR
(4)
10/14/24
(24) (78) (102)
Citigroup USD 1,666 SOFR
(4)
2.600%
(4)
10/14/27
23 97 120
Citigroup USD 6,103 4.000%
(4)
SOFR
(4)
02/29/28 (11) (113) (124)
Total Open Interest Rate Swap Contracts (å) (29) (167) (196)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Series 41 Goldman Sachs USD 2,405 5.000%
(2)
12/20/28 18 (20) (2)
Total Open Credit Indices - Sell Protection Contracts 18 (20) (2)
Total Open Credit Default Swap Contracts (å) 18 (20) (2)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 551
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 33,933 $ —
$ —
$ 33,933 7 .3
Corporate Bonds and Notes — 152,907 —
—
152,907 33 .0
International Debt — 61,832 —
—
61,832 13 .4
Loan Agreements — 1,198 —
—
1,198 0 .3
Mortgage-Backed Securities — 61,655 —
—
61,655 13 .3
Municipal Bonds — 345 —
—
345 0 .1
United States Government Agencies — 2,119 —
—
2,119 0 .4
United States Government Treasuries — 51,652 —
—
51,652 11 .2
Options Purchased 45 — —
—
45 —
*
Short-Term Investments — 78,886 — 19,102 97,988 21 .2
Total Investments 45 444,527 — 19,102 463,674 100 .2
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
Assets
Futures Contracts 565 — — — 565 0 .1
Foreign Currency Exchange Contracts — 121 — — 121 —
*
Interest Rate Swap Contracts — 120 — — 120 —
*
A
Liabilities
Futures Contracts (1,004) — — — (1,004) (0 .2)
Options Written (18) — — — (18) (—)
*
Foreign Currency Exchange Contracts — (116) — — (116) (—)
*
Interest Rate Swap Contracts — (316) — — (316) (0 .1)
Credit Default Swap Contracts — (2) — — (2) (—)
*
Total Other Financial Instruments
**
$ (457) $ (193) $ — $ — $ (650)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
552 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
980
Belgium .......................................................................................
1,163
Bermuda ......................................................................................
1,043
Brazil ...........................................................................................
1,442
Canada .........................................................................................
11,629
Cayman Islands ...........................................................................
14,300
Chile ............................................................................................
750
China ...........................................................................................
744
Colombia .....................................................................................
531
Denmark ......................................................................................
1,232
Finland ........................................................................................
246
France ..........................................................................................
8,326
Germany ......................................................................................
2,170
Indonesia .....................................................................................
213
Ireland .........................................................................................
3,894
Israel ............................................................................................
396
Italy .............................................................................................
1,863
Japan ...........................................................................................
3,495
Jersey ...........................................................................................
289
Kazakhstan ..................................................................................
219
Kuwait .........................................................................................
245
Macao ..........................................................................................
171
Netherlands .................................................................................
2,768
Norway ........................................................................................
2,089
Qatar ............................................................................................
190
Saudi Arabia ................................................................................
517
Singapore ....................................................................................
1,482
South Africa ................................................................................
723
South Korea ................................................................................
940
Spain ...........................................................................................
1,961
Sweden ........................................................................................
573
Switzerland .................................................................................
3,462
Taiwan .........................................................................................
180
United Kingdom ..........................................................................
11,876
United States ...............................................................................
381,572
Total Investments ...................................................................
463,674

Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 553
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 45
Unrealized appreciation on foreign currency exchange contracts — 121 —
Variation margin on futures contracts** — — 565
Interest rate swap contracts, at fair value — — 120
Total
$ — $ 121 $ 730
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1,004
Unrealized depreciation on foreign currency exchange contracts — 116 —
Options written, at fair value — — 18
Interest rate swap contracts, at fair value — — 316
Credit default swap contracts, at fair value 2 — —
Total
$ 2 $ 116 $ 1,338
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (75)
Futures contracts — — (2,730)
Options written — — 112
Interest rate swap contracts — — (201)
Credit default swap contracts 550 — —
Foreign currency exchange contracts — (154) —
Total
$ 550 $ (154) $ (2,894)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ 8
Futures contracts — — 519
Options written — — (63)
Interest rate swap contracts — — 40
Credit default swap contracts (288) — —
Foreign currency exchange contracts — (18) —
Total
$ (288) $ (18) $ 504
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
554 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 45 $ — $ 45
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 121 — 121
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 120 — 120
Total Financial and Derivative Assets
286 — 286
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 286 $ — $ 286
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 135 $ 135 $ — $ —
Morgan Stanley
45 18 — 27
Royal Bank of Canada
47 — — 47
State Street
52 18 — 34
Westpac
7 — — 7
Total
$ 286 $ 171 $ — $ 115

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 555
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 116 $ — $ 116
Options Written Contracts Options written, at fair value 18 — 18
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 316 — 316
Credit Default Swap Contracts Credit default swap contracts, at fair value 2 — 2
Total Financial and Derivative Liabilities
452 — 452
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 452 $ — $ 452
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 342 $ 135 $ 207 $ —
Goldman Sachs 2 — 2 —
HSBC 10 — — 10
Morgan Stanley 18 18 — —
State Street 18 18 — —
UBS 62 — — 62
Total
$ 452 $ 171 $ 209 $ 72
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
556 Short Duration Bond Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 476,191
Investments, at fair value(>) ........................................................................................................................................................
463,674
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 121
Receivables:
Dividends and interest ...................................................................................................................................................... 2,599
Dividends from affiliated funds ....................................................................................................................................... 105
Investments sold ............................................................................................................................................................... 1,765
Fund shares sold ............................................................................................................................................................... 279
From broker(a)(b) ............................................................................................................................................................ 2,489
Variation margin on futures contracts .............................................................................................................................. 9
Prepaid expenses .......................................................................................................................................................................... 5
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 120
Total assets ...............................................................................................................................................................
471,166
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 303
Investments purchased ..................................................................................................................................................... 6,480
Fund shares redeemed ...................................................................................................................................................... 478
Accrued fees to affiliates .................................................................................................................................................. 171
Other accrued expenses .................................................................................................................................................... 151
Variation margin on futures contracts .............................................................................................................................. 446
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 116
Options written, at fair value(x) ................................................................................................................................................... 18
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 316
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2
Total liabilities ...........................................................................................................................................................
8,481
Net Assets ...............................................................................................................................................................
$ 462,685

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 557
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (23,755)
Shares of beneficial interest .........................................................................................................................................................
254
Additional paid-in capital ............................................................................................................................................................
486,186
Net Assets ...............................................................................................................................................................
$ 462,685
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.17
Maximum offering price per share (Net asset value plus sales charge of 2.50%): Class A ..................................................... $ 18.64
Class A — Net assets ........................................................................................................................................................... $ 9,303,812
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 512,040
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.83
Class C — Net assets ........................................................................................................................................................... $ 8,766,639
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 491,624
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.23
Class M — Net assets .......................................................................................................................................................... $ 51,631,304
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,832,876
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.25
Class R6 — Net assets ......................................................................................................................................................... $ 529,795
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 29,028
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.21
Class S — Net assets ............................................................................................................................................................ $ 252,344,662
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 13,855,432
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.23
Class Y — Net assets ........................................................................................................................................................... $ 140,109,144
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,685,498
Amounts in thousands
(x)     Premiums received on options written $ 18
(+)    Credit default swap contracts - premiums paid (received) $ 18
(•)     Interest rate swap contracts - premiums paid (received) $ (29)
(>)    Investments in affiliates, U.S. Cash Management Fund $ 19,102
(a)     Receivable from Broker for Futures $ 1,782
(b)     Receivable from Broker for Swaps $ 707
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
558 Short Duration Bond Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5
Dividends from affiliated funds ....................................................................................................................................... 889
Interest .............................................................................................................................................................................. 12,492
Total investment income ..............................................................................................................................................................
13,386
Expenses
Advisory fees ................................................................................................................................................................... 1,728
Administrative fees .......................................................................................................................................................... 186
Custodian fees .................................................................................................................................................................. 156
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 82
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 22
Transfer agent fees - Class M .......................................................................................................................................... 51
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 440
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 143
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ............................................................................................................................... 27
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 23
Expenses before reductions .............................................................................................................................................. 3,071
Expense reductions .......................................................................................................................................................... (885)
Net expenses ................................................................................................................................................................................
2,186
Net investment income (loss) .......................................................................................................................................................
11,200
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (7,419)
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (2,730)
Options written ................................................................................................................................................................. 112
Foreign currency exchange contracts ............................................................................................................................... (154)
Interest rate swap contracts .............................................................................................................................................. (201)
Credit default swap contracts ........................................................................................................................................... 550
Net realized gain (loss) ................................................................................................................................................................
(9,848)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 11,510
Futures contracts .............................................................................................................................................................. 519
Options written ................................................................................................................................................................. (63)
Foreign currency exchange contracts ............................................................................................................................... (18)
Interest rate swap contracts .............................................................................................................................................. 40
Credit default swap contracts ........................................................................................................................................... (288)
Foreign currency-related transactions .............................................................................................................................. 38
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,738
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,890
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,090

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 559
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,200 $ 5,190
Net realized gain (loss) ....................................................................................................................... (9,848) (7,440)
Net change in unrealized appreciation (depreciation) ........................................................................ 11,738 (24,462)
Net increase (decrease) in net assets from operations .............................................................................. 13,090 (26,712)
Distributions
To shareholders
Class A .......................................................................................................................................... (197) (158)
Class C .......................................................................................................................................... (167) (188)
Class M ......................................................................................................................................... (568) (236)
Class R6 ........................................................................................................................................ (13) (2)
Class S .......................................................................................................................................... (5,189) (2,707)
Class Y .......................................................................................................................................... (2,874) (1,675)
From return of capital
Class A ..........................................................................................................................................
—
(21)
Class C ..........................................................................................................................................
—
(15)
Class M .........................................................................................................................................
—
(56)
Class R6 ........................................................................................................................................
—
(—)***
Class S ..........................................................................................................................................
—
(467)
Class Y ..........................................................................................................................................
—
(297)
Net decrease in net assets from distributions ............................................................................................ (9,008) (5,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 52,089 36,090
Total Net Increase (Decrease) in Net Assets ........................................................................
56,171 3,556
Net Assets
Beginning of period .................................................................................................................................. 406,514 402,958
End of period .............................................................................................................................................
$ 462,685 $ 406,514

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
560 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 249 $ 4,547 293 $ 5,480
Proceeds from reinvestment of distributions 11 192 9 176
Payments for shares redeemed (263) (4,812) (488) (9,183)
Net increase (decrease)
(3) (73) (186) (3,527)
Class C
Proceeds from shares sold 77 1,382 141 2,640
Proceeds from reinvestment of distributions 9 167 10 203
Payments for shares redeemed (322) (5,771) (440) (8,079)
Net increase (decrease)
(236) (4,222) (289) (5,236)
Class M
Proceeds from shares sold 2,300 42,026 1,739 32,498
Proceeds from reinvestment of distributions 31 568 15 292
Payments for shares redeemed (1,409) (25,839) (808) (15,094)
Net increase (decrease)
922 16,755 946 17,696
Class R6
Proceeds from shares sold 40 730 5 91
Proceeds from reinvestment of distributions —** 13 —** 2
Payments for shares redeemed (23) (425) (2) (45)
Net increase (decrease)
17 318 3 48
Class S
Proceeds from shares sold 6,232 113,788 7,550 139,978
Proceeds from reinvestment of distributions 282 5,165 158 3,051
Payments for shares redeemed (5,714) (104,421) (5,953) (111,029)
Net increase (decrease)
800 14,532 1,755 32,000
Class Y
Proceeds from shares sold 1,705 31,160 100 1,933
Proceeds from reinvestment of distributions 157 2,874 102 1,972
Payments for shares redeemed (507) (9,255) (474) (8,796)
Net increase (decrease)
1,355 24,779 (272) (4,891)
Total increase (decrease)
2,855 $ 52,089 1,957 $ 36,090
**     Less than 500 shares.
***     Less than $500.

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
562 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2023 18.00 .48 .09 .57 (.40) — —
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03 )
October 31, 2021 19.74 .15 (.15) —
( Ɵ)
(.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
October 31, 2019 18.91 .40 .50 .90 (.42) — —
Class C
October 31, 2023 17.68 .34 .09 .43 (.28) — —
October 31, 2022 19.31 .04 (1.46) (1.42) (.02) (.17) (.02 )
October 31, 2021 19.55 (—)
( Ɵ)
(.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
October 31, 2019 18.73 .25 .51 .76 (.28) — —
Class M
October 31, 2023 18.04 .55 .09 .64 (.45) — —
October 31, 2022 19.59 .26 (1.52) (1.26) (.08) (.17) (.04 )
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
October 31, 2019 18.94 .45 .51 .96 (.48) — —
Class R6
October 31, 2023 18.07 .55 .08 .63 (.45) — —
October 31, 2022 19.61 .25 (1.50) (1.25) (.08) (.17) (.04 )
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
October 31, 2019 18.96 .45 .51 .96 (.48) — —
Class S
October 31, 2023 18.03 .53 .09 .62 (.44) — —
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04 )
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
October 31, 2019 18.93 .44 .51 .95 (.47) — —
Class Y
October 31, 2023 18.05 .55 .08 .63 (.45) — —
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04 )
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —
October 31, 2019 18.93 .46 .51 .97 (.48) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 563
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.40) 18.17 3.17 9,304 1.08 .81 2.64 82
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.28) 17.83 2.42 8,766 1.83 1.56 1.86 82
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.45) 18.23 3.55 51,631 .82 .51 3.03 82
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.45) 18.25 3.49 530 .68 .51 2.98 82
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.44) 18.21 3.45 252,345 .83 .56 2.92 82
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.45) 18.23 3.52 140,109 .63 .49 3.01 82
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
564 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 120,246
Administrative fees 19,053
Distribution fees 7,583
Shareholder servicing fees 1,896
Transfer agent fees 20,317
Trustee fees 2,310
$ 171,405
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,475 $ 457,815 $ 455,182 $ (6) $ — $ 19,102 $ 889 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 475,907,037 $ 850,742 $ (13,013,059) $ (12,162,317) $ 1,408,285 $ (13,011,024)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 9,008,414 $ — $ — $ 3,973,128 $ 993,304 $ 855,659
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
566 Tax-Exempt High Yield Bond Fund
Tax-Exempt High Yield Bond Fund - Class A
‡
Total
Return
1 Year (1 .29)%
5 Years (0 .32)%§
Inception* 1 .69%§
Tax-Exempt High Yield Bond Fund - Class C
Total
Return
1 Year 1 .77%
5 Years (0 .33)%§
Inception* 1 .39%§
Tax-Exempt High Yield Bond Fund - Class M
‡‡
Total
Return
1 Year 2 .88%
5 Years 0 .77%§
Inception* 2 .48%§
Tax-Exempt High Yield Bond Fund - Class S
Total
Return
1 Year 2 .81%
5 Years 0 .69%§
Inception* 2 .41%§
60% Bloomberg Municipal High Yield Index / 40%
Bloomberg Municipal Bond Index
**
Total
Return
1 Year 3.44%
5 Years 1.43%§
Inception* 2.32%§

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Exempt High Yield Bond Fund 567
The Tax-Exempt High Yield Bond Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
2.52%, 1.77%, 2.88% and 2.81%, respectively. This is compared to the Fund’s benchmark, the 60% Bloomberg Municipal High
Yield Index / 40% Bloomberg Municipal Bond Index, which
gained 3.44% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
High Yield Municipal Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
1.79%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
In 2022, municipal markets experienced a slowdown in issuance due to rising interest rates. This was accompanied by outflows from municipal mutual funds and ETFs, as municipals followed the broader fixed income market in a sell-off. This market
selloff, which mirrored the overall U.S. rates market, was driven by heightened inflation and the Federal Reserve's confirmation of its intent to accelerate the tightening of monetary conditions.
The flows in 2023 have displayed a notable moderation when
compared to the previous two years, with net flows remaining close to neutral.
Throughout the fiscal year, municipal credit fundamentals
continued to exhibit resilience. The Bloomberg Municipal
Bond Index returned 2.64%, with its key components, the
General Obligation Bond Index and the Revenue Bond Index,
generating returns of 1.95% and 3.05%, respectively. Notably, lower-quality municipals outperformed their higher-rated
counterparts, with BBB-rated municipals returning 3.96%,
while AAA-rated municipals posted a return of 1.71%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Strong state and municipal budgets, along with low issuance, was beneficial for the Fund’s revenue sector overweight.
Within the revenue sector, an overweight to transportation and an underweight to housing were both additive. An overweight
to lower quality and non-rated municipals was also additive
to performance. At the state level, an underweight to Puerto
Rico detracted. Additionally, an overall long duration position detracted.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MacKay Shields
LLC (“MacKay”) outperformed the Fund’s benchmark during
the fiscal year. Overweights to lower quality cohorts, non-rated bonds, and 12-17 year maturities all contributed positively
to performance. An overweight to transportation and an
underweight to housing were positive contributors. However, a health care overweight was a slight drag. MacKay’s overall long duration position was also a slight drag.
Goldman Sachs Asset Management, L.P. (“Goldman”)
underperformed the Fund’s benchmark during the fiscal year.
Goldman had a lower quality bias, with an underweight to
AAA-rated municipals and an overweight to BBB-rated and
non-rated municipals. However, a longer duration position hurt performance.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
Money Managers as of October 31,
2023 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
568 Tax-Exempt High Yield Bond Fund
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on June 1, 2015.
** 60% Bloomberg Municipal High Yield Index / 40% Bloomberg Municipal Bond Index is a custom blend of 60% Bloomberg Municipal High Yield Bond
Index / 40% Bloomberg Municipal Bond Index, created and maintained by Bloomberg.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Exempt High Yield Bond Fund 569
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 940.40 $ 1,020.72
Expenses Paid During Period* $ 4.35 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 935.80 $ 1,016.94
Expenses Paid During Period* $ 8.00 $ 8.34
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 942.20 $ 1,022.48
Expenses Paid During Period* $ 2.64 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
570 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 940.90 $ 1,022.13
Expenses Paid During Period* $ 2.98 $ 3.11
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.2%
Alabama - 2.0%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 977
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,505
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 504
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 154
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 397
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 1,985
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 514
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,282
County of Jefferson Sewer Revenue Bonds (µ) 1,500 5.500 10/01/53 1,502
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,211
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 233
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,094
Hoover Industrial Development Board Revenue Bonds 1,305 5.750 10/01/49 1,212
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 815
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,081
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 753
MidCity Improvement District Special Assessment 250 4.750 11/01/49 183
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 774
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 446
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,559
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/52 742
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,554 4.500 05/01/32 1,373
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 4,500 5.250 05/01/44 3,696
30,992
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,565
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 161
1,726
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 4,830 1.770 01/01/37 4,373
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 500 4.250 02/01/48 500
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,147
Arizona Industrial Development Authority Revenue Bonds (Þ) 470 5.000 06/01/31 449
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,435 6.000 07/01/37 1,433
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 831
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 309
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 56
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 63
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 120
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 654
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 27
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 198
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 132
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 111
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 444
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 76

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 60
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,368
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 20
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,479
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 140
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 85
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 579
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 70
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 24
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 247
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,157
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 19
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 86
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,119
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 576
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 924
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 22
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 21
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 85
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 594
Glendale Industrial Development Authority Revenue Bonds 475 5.000 05/15/56 353
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 476
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 240
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 112
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 104
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 153
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 596
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 41
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 69
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 102
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 181
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 40
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 67
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 181
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 211
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 22
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 44
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 62
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 77
25,179
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 208
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 119
Arkansas Development Finance Authority Revenue Bonds 660 4.000 02/01/42 518
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 579
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,085
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,325 5.450 09/01/52 1,163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,668
9,340
California - 8.6%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 82
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 69
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 69
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 370
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 58
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 126
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 599
Bay Area Toll Authority Revenue Bonds (~)(Ê) 320 3.950 04/01/55 320
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 2,935
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 428
California Community Housing Agency Revenue Bonds (Þ) 1,850 5.000 04/01/49 1,437
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 132
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 1,937
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 97
California County Tobacco Securitization Agency Revenue Bonds 550 4.000 06/01/49 447
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 124
California County Tobacco Securitization Agency Revenue Bonds 8,420 4.904 06/01/55 1,162
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 435
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 723
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 92
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 990
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,648
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 2,755
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 435
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 180
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 810 4.125 01/01/35 670
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 653
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,641
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 102
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 228
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 226
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,405
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,020
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,006
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 938
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 24
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,284
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,511
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,545
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 51
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,419
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 666
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 70
California Municipal Finance Authority Revenue Bonds (~)(Ê) 3,000 4.200 07/01/51 2,993
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 210
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 52

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 78
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 34
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 224
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 228
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 512
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 973
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 253
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/37 250
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/38 248
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 541
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Þ) 2,115 7.500 12/01/40 1,121
California Pollution Control Financing Authority Revenue Bonds (Þ) 1,090 5.000 11/21/45 1,006
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 612
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 901
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 382
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 934
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 44
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 458
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 833
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 114
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 340
California School Finance Authority Revenue Bonds (Þ) 1,600 4.000 06/01/51 1,105
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 951
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 200
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 220
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 148
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 703
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 221
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 483
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 123
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 52
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 79
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 244
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 211
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 177
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 350
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 488
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 222
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 468
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 195
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 189
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 366
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 454
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,295
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,159
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 252
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 223
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 1,230 8.000 01/01/50 1,234

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 81
California Statewide Communities Development Authority Revenue Bonds 1,670 5.500 12/01/54 1,589
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 827
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 913
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 70
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 43
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 348
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 494
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 957
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 133
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 434
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,600
California Statewide Financing Authority Revenue Bonds 500 5.000 08/01/38 478
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,347
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 455
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 58
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 55
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 70
City of Irvine Special Tax (µ) 100 5.000 09/01/51 100
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 213
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,086
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 43
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,453
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,380
City of Oroville Revenue Bonds 100 5.250 04/01/34 59
City of Oroville Revenue Bonds 185 5.250 04/01/39 106
City of Palm Desert Special Tax 100 3.000 09/01/31 86
City of Palm Desert Special Tax 100 4.000 09/01/51 74
City of Roseville Special Tax 100 5.000 09/01/33 101
City of Roseville Special Tax 25 4.000 09/01/35 22
City of Roseville Special Tax 25 4.000 09/01/40 21
City of Roseville Special Tax 50 4.000 09/01/45 38
City of Roseville Special Tax 1,550 4.000 09/01/50 1,171
City of Roseville Special Tax 150 5.250 09/01/53 132
City of Sacramento Special Tax 100 4.000 09/01/50 74
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 168
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 207
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 870
County of El Dorado Special Tax 80 5.000 09/01/49 73
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 225 5.000 09/01/52 201
County of San Diego Special Tax 40 3.000 09/01/50 23
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 379
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 835
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 460
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 590
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 60
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 317
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 136
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 5,467
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,506
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,267
Golden State Tobacco Securitization Corp. Revenue Bonds 1,310 3.850 06/01/50 1,189
Golden State Tobacco Securitization Corp. Revenue Bonds 3,025 5.000 06/01/51 3,020
Golden State Tobacco Securitization Corp. Revenue Bonds 59,475
Zero
coupon 06/01/66 4,858
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/45 2,887
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 773
Inland Empire Tobacco Securitization Authority Revenue Bonds 80 3.678 06/01/38 73
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 159
Irvine Unified School District Special Tax Bonds 570 5.000 03/01/57 531
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,007
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 661
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,038
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 380
Northern California Gas Authority No. 1 Revenue Bonds (CME Term SOFR 3 Month
+ 0.720%)(Ê) 995 1.680 07/01/27 983
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 471
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 210
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 281
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,794
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 132
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 267
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 111
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 170 0.785 06/01/34 150
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,534
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,215
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,221
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 64
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 83
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 81
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 80
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 77
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 279
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 332
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,016
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 158
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 563
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,018
State of California General Obligation Unlimited 230 4.000 04/01/49 202
Tobacco Securitization Authority of Southern California Revenue Bonds 420 5.000 06/01/48 410
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 88
University of California Revenue Bonds 450 3.000 05/15/51 297

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
William S Hart Union High School District Special Tax 25 5.000 09/01/47 24
135,749
Colorado - 3.9%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 579
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 405
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 429
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 346
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 401
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 436
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 424
BNC Metropolitan District No. 1 General Obligation Limited 912 7.375 12/15/47 799
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,039
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 391
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,413
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 448
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 379
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 366
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 449
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 284
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 311
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,382
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 425
Cloverleaf Metropolitan District General Obligation Limited (Þ) 500 6.000 12/01/51 452
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 422
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 17
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 799
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 120
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,539
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 361
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 145
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 255
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 322
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 890
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 147
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 484
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 727
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 342
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 37
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 1,791
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 197
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 88
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 113
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 1,879
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,318
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 91
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 735
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 383

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,465
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 626
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 446
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 357
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 435
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 403
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 454
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 763
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 233
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 372
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 25
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 145
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 92
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 301
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 173
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 168
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 81
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 40
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,440
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 228
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 261
Denver Urban Renewal Authority Tax Allocation (Þ) 565 5.250 12/01/39 538
Dinosaur Ridge Metropolitan District Revenue Bonds 185 5.000 06/01/49 153
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,157
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 419
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 332
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 516
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 401
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 203
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 373
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,014
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 704
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 381
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 2,409 4.250 12/01/46 1,765
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 389
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 354
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 451
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 622
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 409
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 647
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 443
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 392
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 947
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 466
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 9
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 8
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 407
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 426
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 383
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 453
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,126
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 364
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 81
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 238
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 860
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 383
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 412
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 489
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 587
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 917
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 853
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 429
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 100
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 505
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 461
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,219
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 392
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 484
West Virginia Economic Development Authority Revenue Bonds (Þ) 125 5.375 05/01/43 113
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 391
Windler Public Improvement Authority Revenue Bonds (Þ) 600
Zero
coupon 12/01/51 295
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 418
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 377
61,258
Connecticut - 1.0%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 104
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,122
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 403
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 689
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,674
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 873
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 541
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 79
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 832
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 168
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,025 5.000 01/01/55 761
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 238
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 122
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,095 7.000 02/01/45 2,095
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 421
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 191
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 153
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 126

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,567
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,602
Town of Hamden Revenue Bonds 750 7.000 01/01/53 718
15,479
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 189
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 38
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 90
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 49
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 48
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 278
Town of Bridgeville Special Tax 320 4.000 07/01/35 283
975
District of Columbia - 0.9%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,316
District of Columbia Revenue Bonds 750 5.000 07/01/37 649
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 871
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 792
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 857
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 968
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,232
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 5,955
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 76
14,551
Florida - 11.1%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 103
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,055
Anthem Park Community Development District Special Assessment 125 4.750 05/01/36 114
Arbors Community Development District Special Assessment (Þ) 200 5.625 05/01/53 185
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 24
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 116
Artisan Lakes East Community Development District Special Assessment (Þ) 145 2.300 05/01/26 135
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 207
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 643
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 315
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 967
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 34
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 18
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 148
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 18
Avalon Park West Community Development District Special Assessment (Þ) 100 5.625 05/01/52 91
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,146
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 85
Avenir Community Development District Special Assessment 150 5.375 05/01/43 139
Avenir Community Development District Special Assessment 500 5.625 05/01/54 458
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 86
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 79
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 98

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 971
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,250 3.200 05/01/41 861
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 446
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,245 4.000 05/01/52 881
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/53 418
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 134
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 126
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 85
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 465
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 459
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 78
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 158
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 87
Berry Bay Community Development District Special Assessment 155 2.625 05/01/26 146
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 138
Biscayne Drive Estates Community Development District Special Assessment (Þ) 100 6.000 06/15/52 94
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 19
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 36
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 83
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,268
Bonterra Community Development District Special Assessment 590 5.000 05/01/47 508
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 22
Bradbury Community Development District Special Assessment (Þ) 200 5.250 05/01/43 180
Bradbury Community Development District Special Assessment (Þ) 250 5.500 05/01/53 221
Bridgewalk Community Development District Special Assessment (Þ) 365 4.000 06/15/52 254
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 87
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 171
Brookstone Community Development District Special Assessment (Þ) 25 3.875 11/01/23 25
Brookstone Community Development District Special Assessment (Þ) 250 5.625 05/01/52 226
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.625 05/01/42 92
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.750 05/01/52 90
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 92
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 80
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 107
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 886
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,696
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 271
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 262
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 387
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 988
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 66
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 362
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 64
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 103
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 3,389
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 174

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 93
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 96
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 520
Celebration Community Development District Special Assessment 750 3.125 05/01/41 510
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 766
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 449
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,234
CFM Community Development District Special Assessment 590 4.000 05/01/51 414
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 32
Chapel Creek Community Development District Special Assessment (Þ) 65 4.000 05/01/52 45
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 70
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 220 5.500 10/01/36 214
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 296
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,750 4.000 10/01/51 1,913
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 904
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 900
City of Palmetto Revenue Bonds 75 5.250 06/01/52 68
City of Palmetto Revenue Bonds 150 5.375 06/01/57 138
City of Palmetto Revenue Bonds 125 5.625 06/01/62 118
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 119
City of Tampa Revenue Bonds 960 5.000 04/01/45 913
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,237
Coddington Community Development District Special Assessment (Þ) 100 5.750 05/01/52 93
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,056
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 772
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 238
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 213
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 83
Connerton East Community Development District Special Assessment (Þ) 200 5.375 06/15/53 181
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 140
Coral Bay Lee County Community Development District Special Assessment (Þ) 50 5.625 05/01/52 46
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 73
Cordova Palms Community Development District Special Assessment (Þ) 1,015 5.400 05/01/42 936
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,357
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 132
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 46
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 86
Coronado Community Development District Special Assessment 25 4.000 05/01/31 23
Coronado Community Development District Special Assessment 44 4.250 05/01/38 37
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 48
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 317
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 120
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 165
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 1,967
County of Lake Revenue Bonds 500 5.750 08/15/50 404
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,581
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,120
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,011

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 3,967
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,252
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 159
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 105
Crossings Community Development District Special Assessment (Þ) 175 5.125 05/01/52 148
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.250 05/01/43 90
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.500 05/01/53 89
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.000 05/01/42 88
Cypress Park Estates Community Development District Special Assessment (Þ) 100 5.125 05/01/52 85
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 92
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 130
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 179
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 184
Deerbrook Community Development District Revenue Bonds (Þ) 100 5.500 05/01/53 89
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 310
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 69
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 109
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 53
Eagle Hammock Community Development District Special Assessment 245 5.375 05/01/52 217
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 40
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 161
East 547 Community Development District Revenue Bonds 100 6.500 05/01/54 97
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 578
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 915
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 40
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 144
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 56
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 117
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 107
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 330
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 571
Enclave at Black Point Marina Community Development District Special Assessment 130 3.000 05/01/24 129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 700
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,004
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 70
Entrada Community Development District Special Assessment 150 5.800 05/01/53 138
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 453
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 165
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,166
Esplanade Lake Club Community Development District Special Assessment 105 4.125 11/01/50 77
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 71
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 397
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 47
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 191
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 84
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 783
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 69
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,040
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 6.250 01/01/49 214
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 828
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,271
Florida Development Finance Corp. Revenue Bonds (Þ) 3,620 7.375 01/01/49 3,518
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 77
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 93
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 87
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 06/01/51 94
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 368
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 1,988
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 319
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 216
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 294
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 55
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 121
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 159
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 128
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 249
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 148
Florida Development Finance Corp. Revenue Bonds (~)(Ê)(Þ) 2,500 8.000 07/01/57 2,517
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 194
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 83
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 277
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,100
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 394
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 42
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 288
Forest Lake Community Development District Special Assessment (Þ) 270 5.500 05/01/52 249
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 70
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 60
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 56
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 70
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 704
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 160
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 35
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 81
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 249
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 42
Hammock Reserve Community Development District Special Assessment (Þ) 160 5.000 05/01/52 136
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 84
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 83
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 73
Harmony on Lake Eloise Community Development District Special Assessment (Þ) 100 5.375 05/01/53 89

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,057
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 173
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 79
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 138
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 71
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 117
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 139
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 254
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 72
Highlands Community Development District Special Assessment 200 4.250 05/01/36 177
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 398
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 91
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 19
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 25
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 47
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 163
Hillsborough County Industrial Development Authority Revenue Bonds 1,695 4.000 08/01/50 1,328
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,504
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 138
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 161
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 68
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 219
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 116
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 93
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 68
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 92
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 71
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 45
Lake Deer Community Development District Special Assessment 275 5.625 05/01/53 240
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 45
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 90
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 82
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 451
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 593
Lakeshore Ranch Community Development District Special Assessment 30 3.125 05/01/24 30
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 92
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 74
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 864
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 96
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 73
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 94
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 144
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 279
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 89
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 212
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 220
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 70

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment (Þ) 145 3.875 05/01/51 100
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 561
Lakewood Ranch Stewardship District Special Assessment 325 6.300 05/01/54 315
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 88
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 81
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 31
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 87
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 79
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 41
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 78
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 247
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 142
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 93
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 150
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 36
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 83
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 76
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 168
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 187
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 220
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 114
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 493
Meadow Pointe IV Community Development District Special Assessment 110 3.400 05/01/24 109
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 111
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 603
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 66
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 70
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 86
Merrick Square Community Development District Special Assessment (Þ) 100 5.625 05/01/53 92
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,415
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,663
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 801
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 372
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,041
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 109
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 156
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 935
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 97
Mirada Community Development District Special Assessment 170 3.250 05/01/32 144
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 91
Mirada II Community Development District Special Assessment 1,625 4.000 05/01/51 1,139
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 254
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 468
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 37
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 166
North AR-1 Pasco Community Development District Special Assessment 750 5.750 05/01/43 692
North Loop Community Development District Special Assessment 150 6.625 05/01/54 149
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 71

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 105
North Powerline Road Community Development District Special Assessment (Þ) 170 5.625 05/01/52 151
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 187
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 197
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 786
Ocala Preserve Community Development District Special Assessment (Þ) 100 5.700 05/01/43 94
Ocala Preserve Community Development District Special Assessment (Þ) 100 5.875 05/01/53 93
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 125
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 93
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 184
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 90
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,177
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 80
Palermo Community Development District Special Assessment 100 5.000 06/15/43 90
Palermo Community Development District Special Assessment 125 5.250 06/15/53 110
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 650
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 141
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 182
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 199
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 494
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 91
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 1,672
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 90
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 323
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 159
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 111
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 202
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 459
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 302
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 121
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 146
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 111
Parrish Lakes Community Development District Special Assessment (Þ) 50 5.375 05/01/43 45
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 130
Parrish Lakes Community Development District Special Assessment (Þ) 150 5.625 05/01/53 134
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 177
Peace Creek Community Development Special Assessment (Þ) 100 5.125 06/15/43 91
Peace Creek Community Development Special Assessment (Þ) 180 5.375 06/15/53 163
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 785 4.125 12/15/28 746
Pinellas County Industrial Development Authority Revenue Bonds 1,500 5.000 07/01/29 1,488
Portico Community Development District Special Assessment 25 3.625 05/01/40 19
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 513
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 82
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 498
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 779

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 747
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,413
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 26
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 68
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 23
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 45
River Glen Community Development District Special Assessment 600 4.000 05/01/51 421
Rivington Community Development District Special Assessment 300 4.000 05/01/52 209
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 662
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 95
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 182
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 144
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 710
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 88
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 55
Rye Ranch Community Development District Special Assessment (Þ) 200 6.625 05/01/54 197
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 701
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 112
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 22
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 47
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 36
Sandmine Road Community Development District Special Assessment (Þ) 100 6.000 11/01/52 95
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 329
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 92
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 222
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 161
Sawgrass Village Community Development District Special Assessment (Þ) 200 5.750 05/01/53 179
Scenic Terrace North Community Development District Special Assessment (Þ) 175 5.875 05/01/43 162
Scenic Terrace North Community Development District Special Assessment (Þ) 200 6.125 05/01/54 184
Scenic Terrace South Community Development District Special Assessment (Þ) 120 4.500 05/01/42 99
Scenic Terrace South Community Development District Special Assessment (Þ) 215 4.625 05/01/53 167
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 98
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 90
Seminole County Industrial Development Authority Revenue Bonds (Þ) 235 4.000 06/15/51 155
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 64
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 94
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 90
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 93
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 156
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 70
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 176
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 122
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 404
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 91
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 263
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 16
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 530
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 54

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 37
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 53
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 113
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 845
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,098
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 185
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 82
Southern Groves Community Development District No. 5 Special Assessment 115 3.125 05/01/41 78
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 458
Southern Groves Community Development District No. 5 Special Assessment 685 4.000 05/01/48 493
Southshore Bay Community Development District Special Assessment (Þ) 200 3.000 05/01/33 160
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 889
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 400
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 17
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 130
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 264
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 675
Stellar North Community Development District Special Assessment (Þ) 890 3.200 05/01/41 606
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 96
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 173
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 121
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 806
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 100 5.500 06/15/53 91
Storey Creek Community Development District Special Assessment (Þ) 50 5.200 06/15/42 45
Storey Creek Community Development District Special Assessment (Þ) 75 5.375 06/15/52 66
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 459
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 11
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 11
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 52
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 173
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 89
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 36
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 87
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 347
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 349
Terreno Community Development District Special Assessment 100 5.250 05/01/53 87
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 853
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 174
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,250 4.000 12/15/51 875
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 74
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 167
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 97
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 204
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 222
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 88
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 82

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 48
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 96
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 67
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 70
Triple Creek Community Development District Special Assessment 30 5.250 11/01/27 30
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 77
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 237
TSR Community Development District Special Assessment 200 5.000 11/01/39 183
TSR Community Development District Special Assessment 200 4.750 11/01/47 163
TSR Community Development District Special Assessment 485 5.125 11/01/49 418
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 258
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 70
Twisted Oaks Pointe Community Development District Special Assessment (Þ) 75 5.875 05/01/43 70
Twisted Oaks Pointe Community Development District Special Assessment (Þ) 50 6.125 05/01/54 46
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 91
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 85
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 116
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 172
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 142
Two Rivers East Community Development District Special Assessment (Þ) 275 5.875 05/01/53 249
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 130
Two Rivers West Community Development District Special Assessment (Þ) 150 6.000 05/01/43 142
Two Rivers West Community Development District Special Assessment (Þ) 300 6.250 05/01/53 282
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 134
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 461
Varrea South Community Development District Special Assessment (Þ) 125 5.400 05/01/53 113
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 428
V-Dana Community Development District Special Assessment (Þ) 100 5.250 05/01/43 92
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 71
V-Dana Community Development District Special Assessment (Þ) 200 5.500 05/01/54 180
Ventana Community Development District Special Assessment (Þ) 740 5.000 05/01/38 683
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 433
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 216
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 44
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 271
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 38
Veranda Landing Community Development District Special Assessment (Þ) 100 5.500 06/15/53 90
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 183
Verano No. 1 Community Development District Special Assessment 95 4.750 11/01/25 94
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 92
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 239
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 86
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 218
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 42
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 466
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.375 05/01/43 69
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.625 05/01/53 69

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 68
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 33
Viera Stewardship District Special Assessment 125 3.125 05/01/41 86
Viera Stewardship District Special Assessment 100 5.300 05/01/43 91
Viera Stewardship District Special Assessment 250 5.500 05/01/54 222
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 191
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 382
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 200
Village Community Development District No. 14 Special Assessment (Þ) 1,000 5.500 05/01/53 954
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 186
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 367
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 52
Villages of Glen Creek Community Development District Special Assessment (Þ) 100 5.250 05/01/53 86
Villamar Community Development District Special Assessment 905 4.625 05/01/39 787
Villamar Community Development District Special Assessment (Þ) 595 4.000 11/01/51 417
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 357
Villamar Community Development District Special Assessment 1,310 5.750 05/01/53 1,182
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 77
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 230
Waterford Community Development District Special Assessment 50 5.375 05/01/43 46
Waterford Community Development District Special Assessment 75 5.600 05/01/53 67
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 144
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 229
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 140
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 132
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.125 06/15/43 114
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.375 06/15/53 113
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 56
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 91
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 64
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,197
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 43
West Villages Improvement District Revenue Bonds (Þ) 100 5.375 05/01/43 92
West Villages Improvement District Revenue Bonds (Þ) 200 5.625 05/01/53 183
West Villages Improvement District Special Assessment 135 4.750 05/01/39 119
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,399
West Villages Improvement District Special Assessment 50 5.375 05/01/42 46
West Villages Improvement District Special Assessment 210 5.000 05/01/50 178
West Villages Improvement District Special Assessment 150 5.500 05/01/53 135
West Villages Improvement District Special Assessment 100 6.250 05/01/54 96
West Virginia Economic Development Authority Revenue Bonds 100 5.375 05/01/43 91
West Virginia Economic Development Authority Revenue Bonds (Þ) 335 5.600 05/01/53 298
West Virginia Economic Development Authority Revenue Bonds 150 5.625 05/01/53 135
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 84
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 83
Westside Community Development District Special Assessment 815 4.000 05/01/50 577
Westview North Community Development District Special Assessment (Þ) 100 6.000 06/15/52 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westwood of Pasco Community Development District Special Assessment (Þ) 500 5.400 05/01/43 457
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 90
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 103
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 190
Willows Community Development District Special Assessment (Þ) 100 5.750 05/01/52 93
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 654
Wind Meadows South Community Development District Special Assessment (Þ) 125 5.625 05/01/53 113
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 87
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 85
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 73
Windward Community Development District Special Assessment 80 4.400 11/01/35 72
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 35
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 35
176,400
Georgia - 1.7%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,524
Bartow County Development Authority Revenue Bonds (~)(Ê) 3,000 1.500 11/01/62 3,000
City of Rockdale Special Assessment 400 7.500 09/15/54 388
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 126
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,148
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 770
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 51
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,373
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 66
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 51
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 142
George L Smith II Congress Center Authority Revenue Bonds 3,895 4.000 01/01/54 2,905
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,320 5.000 01/01/54 1,726
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 866
Lawson Dunes Community Development District Special Assessment (Þ) 45 5.000 05/01/42 40
Lawson Dunes Community Development District Special Assessment (Þ) 90 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 329
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,028
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 144
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,306
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,633
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,226
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 948
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 1,928
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 953
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 196
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 157
27,101
Guam - 0.8%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 89
American Samoa Economic Development Authority Revenue Bonds (Þ) 125 5.000 09/01/38 111
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 93
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 92
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 88
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 85
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 87
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,534
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,175
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 687
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 478
Guam Government Waterworks Authority Revenue Bonds 4,050 5.000 07/01/35 4,013
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,466
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 895
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 199
Territory of Guam Revenue Bonds 500 5.000 12/01/31 497
Territory of Guam Revenue Bonds 500 5.000 11/01/35 495
13,158
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,115
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 935
State of Hawaii Department of Budget & Finance Revenue Bonds 1,270 3.100 05/01/26 957
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 4,000 6.000 07/01/28 3,977
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,970 5.000 01/01/30 1,832
State of Hawaii Department of Budget & Finance Revenue Bonds 30 4.000 03/01/37 19
State of Hawaii Department of Budget & Finance Revenue Bonds 925 3.200 07/01/39 592
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 300 6.875 07/01/43 300
State of Hawaii Department of Budget & Finance Revenue Bonds 85 3.500 10/01/49 50
9,777
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 805
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 360
1,165
Illinois - 9.1%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 1,949
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,159
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 226
Chicago Board of Education General Obligation Unlimited (µ) 250 3.634 12/01/27 205
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 77
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,507
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 255
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 213
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 326
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,576
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,004
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 312
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 350
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 710
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 935
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,672
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 938
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 69

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,363
Chicago Board of Education General Obligation Unlimited 750 5.000 12/01/42 665
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,085
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 450
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 633
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,375
Chicago Board of Education General Obligation Unlimited 1,775 5.000 12/01/46 1,549
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,482
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,556
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 511
Chicago Board of Education Revenue Bonds 540 5.000 04/01/42 494
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 89
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,464
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,334
Chicago Board of Education Revenue Bonds 4,905 5.000 12/01/47 4,292
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 173
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 880
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 461
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,651
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 22
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,364
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 170
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 43
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,366
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 251
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,222
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 292
City of Chicago General Obligation Unlimited (ae) 210 5.250 01/01/28 213
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 367
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 953
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 250
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 908
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,001
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,905
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,040
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,394
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,067
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 966
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 379
Illinois Finance Authority Revenue Bonds 1,050 5.000 05/15/33 918
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 374
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 629
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 983
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,721
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 588
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 453
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,364
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 910

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 83
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 83
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 230
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,277
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,315
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 233
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,723
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 36
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 164
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 81
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 234
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 174
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 460
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 728
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 35
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 160
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 402
Illinois Finance Authority Revenue Bonds (~)(Ê) 5,400 4.250 08/15/57 5,400
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 500
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 470
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 859
Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 861
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 562
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 257
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 229
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 203
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 278
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 969
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 557
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 428
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 1,721
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 194
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 929
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 1,940
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 4,615
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 383
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 249
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 972
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 658
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,430
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,004
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,645
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,296
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 764
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 720
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 5,904

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 400 5.250 02/01/29 399
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 993
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 770
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,601
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 256
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 457
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,012
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 502
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 950
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 102
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,467
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,093
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 703
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,696
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 226
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 235
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 225
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,275
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 80
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 261
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 161
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 871
144,861
Indiana - 0.7%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 743
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 940
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 212
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,102
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 397
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 76
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 72
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 179
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 41
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 470
Terre Haute Sanitary District Revenue Bonds 4,000 5.250 09/28/28 3,923
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,378
Town of Upland Revenue Bonds 200 2.500 09/01/50 101
10,634
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,477
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,503
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 181
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 70
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,590
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,368
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 95
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,860 4.000 06/01/49 4,037
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,100
Zero
coupon 06/01/65 287

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 436
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,294
13,338
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 50
City of Manhattan Revenue Bonds 150 4.000 06/01/52 94
City of Prairie Village Tax Allocation 30 2.875 04/01/30 26
City of Prairie Village Tax Allocation 60 3.125 04/01/36 45
City of Topeka Revenue Bonds 180 6.500 12/01/52 163
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 69
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 68
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 123
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 37
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,500
Zero
coupon 09/01/34 1,984
Wyandotte County City Unified Government Revenue Bonds 370 4.500 06/01/40 317
2,976
Kentucky - 1.1%
City of Ashland Revenue Bonds 750 4.000 02/01/38 643
City of Henderson Revenue Bonds (Þ) 3,000 3.700 01/01/32 2,770
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 309
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 905
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 314
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 225
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 134
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 84
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 83
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,352
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,479
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 406
18,104
Louisiana - 0.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 132
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 289
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 977
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 570
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 83
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 72
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 682
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 158
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 187
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 539
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 432
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 280
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 240
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 169
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 93
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 88
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 141
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 93
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 128
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 131
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 451
New Orleans Aviation Board Revenue Bonds 3,000 5.000 01/01/45 2,808
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 104
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 131
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,011
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 981
11,057
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 573
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 479
Maine Health & Higher Educational Facilities Authority Revenue Bonds 265 4.000 07/01/50 212
1,264
Maryland - 1.6%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 137
Baltimore Convention Center Hotel Revenue Bonds 460 5.000 09/01/42 381
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 119
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 650
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 76
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 73
City of Baltimore Revenue Bonds 100 5.000 09/01/28 96
City of Baltimore Revenue Bonds 150 5.000 09/01/38 140
City of Baltimore Revenue Bonds 180 5.000 09/01/39 153
City of Baltimore Revenue Bonds 715 5.000 09/01/46 575
City of Baltimore Revenue Bonds (Þ) 130 5.000 06/01/51 113
City of Brunswick Special Tax 100 5.000 07/01/36 96
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 159
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 265
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,426
County of Frederick Special Tax (Þ) 235 4.000 07/01/50 184
County of Frederick Tax Allocation (Þ) 2,110 4.625 07/01/43 1,846
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 98
Maryland Economic Development Corp. Revenue Bonds (Þ) 400 3.997 04/01/34 294
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 907
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 64
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,337
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 81
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 69
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 4,611
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 934
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,322
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 137
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 110
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 517
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 286

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 42
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 577
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 21
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,145
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 930
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,085
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 84
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 92
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 91
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 224
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 176
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 124
25,847
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,372
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,373
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,530
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 892
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 892
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 95
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 823
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,033
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 134
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 1,856
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 141
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 834
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 195
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 247
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 317
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,168
12,902
Michigan - 2.2%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 4,687
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 65
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 42
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,004
City of Detroit General Obligation Unlimited 200 5.500 04/01/31 206
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 103
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 103
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 36
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 998
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 51
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 51
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 545
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 571
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 100
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 342
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 99
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 60
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 59
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 104
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 549
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 696
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 882
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 166
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,000 5.000 07/01/48 930
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 746
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 175
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 81
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 252
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 71
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 17
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 645
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 303
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/34 991
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,485
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 385
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 73
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 73
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 546
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 20
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,461
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 74
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 19
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 254
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 66
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 1,285
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 862
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 109
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 825
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 81
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 382
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 2,723
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 291
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,051
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 415
Michigan Tobacco Settlement Finance Authority Revenue Bonds 33,655
Zero
coupon 06/01/58 1,515
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,725
Tipton Academy Revenue Bonds 320 4.000 06/01/51 200
Universal Academy Revenue Bonds 500 4.000 12/01/31 453
Universal Academy Revenue Bonds 65 4.000 12/01/40 52
34,255
Minnesota - 0.6%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 431

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,818
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,347
City of St Cloud Revenue Bonds 125 4.000 05/01/49 102
City of Woodbury Revenue Bonds 50 4.000 12/01/40 39
City of Woodbury Revenue Bonds 25 4.000 12/01/50 17
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 345
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 78
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 165
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,273
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 323 5.625 12/01/55 181
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,363
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 34
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 43
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 69
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 648
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 179
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 80
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 82
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 136
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 218
9,648
Mississippi - 0.3%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,235 4.000 10/15/30 1,084
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 740
Mississippi Business Finance Corp. Revenue Bonds (~)(ae)(Ê) 250 7.750 07/15/47 179
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 97
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 96
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 855
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 742
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 766
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 146
4,705
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 187
Branson Industrial Development Authority Tax Allocation 105 5.500 06/01/29 96
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 73
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,297
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 111
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 183
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 1,984
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 68
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,200 5.000 12/01/52 1,157
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 228
Joplin Industrial Development Authority Revenue Bonds 100 3.500 11/01/40 83
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 151
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,126
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 219
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,560
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 783

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 434
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 19
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 596
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 403
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 359
University City Industrial Development Authority Revenue Bonds 225 4.875 06/15/36 210
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 460
11,787
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 669
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,338
2,007
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 924
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 33
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 58
Director of the State of Nevada Department of Business & Industry Revenue Bonds
(~)(ae)(Ê)(Þ) 800 8.125 01/01/50 803
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 43
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 33
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 21
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 156
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 233
Las Vegas Special Improvement District No. 607 Special Assessment 30 5.000 06/01/24 30
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 13
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 22
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 21
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 59
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 43
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,013
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 973
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 144
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 149
4,823
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 87
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 125
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 219
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 180
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 680
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 395
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 855
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 471
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 936
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 952
4,900
New Jersey - 4.1%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 496
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 442

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 258
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 480
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 656
New Jersey Economic Development Authority Revenue Bonds 3,250 5.250 09/15/29 3,174
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 461
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 482
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 518
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 471
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 195
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 629
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 4,944
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,068
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 85
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 908
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,043
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 137
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 812
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 281
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,225
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 456
New Jersey Transportation Trust Fund Authority Revenue Bonds 830 5.000 06/15/30 843
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,740
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 376
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 4.403 12/15/32 594
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 316
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 462
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 58
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 377
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,950 5.130 12/15/35 1,636
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 302
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,450 4.342 12/15/36 1,789
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 1,667
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 466
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 3,457
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,130
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 666
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 300
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,235
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 6,789
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 142
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 52
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,425 4.000 06/15/50 1,183
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,522
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 90
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,352
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 5,911
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,460

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 316
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 884
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 898
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 891
Tobacco Settlement Financing Corp. Revenue Bonds 3,465 5.000 06/01/46 3,213
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 678
64,316
New Mexico - 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds (~)(Ê) 575 2.050 08/01/34 575
New York - 6.9%
Brooklyn Arena Local Development Corp. Revenue Bonds 1,380 5.000 07/15/42 1,264
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 20
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 278
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 133
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 78
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 159
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 342
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 462
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 66
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 265
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 673
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 115
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 85
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 48
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 233
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 135
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 89
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 151
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 38
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 83
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 344
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 132
Build NYC Resource Corp. Revenue Bonds 100 4.750 06/15/58 81
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 454
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 87
City of New York General Obligation Unlimited (~)(Ê) 2,005 0.700 06/01/44 2,005
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,841
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 252
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,409
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 1,776
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 191
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,774
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 442
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 616
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 499
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 873

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 605
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 152
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 35
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 134
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 306
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 47
Metropolitan Transportation Authority Revenue Bonds 690 5.000 11/15/38 691
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 15
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 324
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,458
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,132
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 459
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,453
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 82
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 162
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 730
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,449
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 275
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,103
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 558
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 590
New York City Industrial Development Revenue Bonds (µ) 1,465 3.000 01/01/46 976
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 77
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 888
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 483
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 307
New York Liberty Development Corp. Revenue Bonds (Þ) 1,300 5.375 11/15/40 1,201
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 669
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 11,257
New York Liberty Development Corp. Revenue Bonds (Þ) 2,400 7.250 11/15/44 2,395
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,655
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 844
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 369
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 993
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 322
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 339
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 433
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 812
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,581
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 849
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 473
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 241
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,250
New York State Thruway Authority Revenue Bonds 3,000 5.000 12/01/34 2,999
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 9,116
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 344
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,244
New York Transportation Development Corp. Revenue Bonds 105 2.250 08/01/26 98
New York Transportation Development Corp. Revenue Bonds 1,055 5.000 08/01/26 1,046

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,768
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 444
New York Transportation Development Corp. Revenue Bonds 1,390 5.250 08/01/31 1,386
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,195
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 1,949
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 1,796
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 749
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,497
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,460
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 621
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 795
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 66
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,444
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,727
New York Transportation Development Corp. Revenue Bonds 4,650 4.375 10/01/45 3,829
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 811
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,296
New York Transportation Development Facilities Revenue Bonds 100 5.000 01/01/34 96
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 78
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 158
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 43
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,316
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 203
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,605
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,579
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 80
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 22
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 44
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 24
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 60
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 24
110,074
North Carolina - 0.7%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,012
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 253
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 313
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 426
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 786
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,669
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 80
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 18
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 849
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,161
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 222
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 250
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,346
North Carolina Medical Care Commission Revenue Bonds 800 4.000 01/01/52 547
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 1,942

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 936
11,810
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 394
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 122
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 951
County of Burleigh Revenue Bonds 395 5.200 04/15/46 332
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 808
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 1,721
4,328
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 2,755
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 432
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 162
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 197
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,383
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,215 5.000 06/01/55 23,081
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 21,575 6.259 06/01/57 1,814
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 89
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 120
City of Cleveland Revenue Bonds 400 5.375 09/15/27 394
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 826
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,485
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 71
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 74
Columbus-Franklin County Finance Authority Revenue Bonds 1,440 4.000 11/15/38 1,298
County of Darke Revenue Bonds 50 4.000 09/01/40 38
County of Darke Revenue Bonds 50 4.000 09/01/45 35
County of Darke Revenue Bonds 75 5.000 09/01/49 60
County of Franklin Revenue Bonds 400 5.250 07/01/41 356
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 972
County of Franklin Revenue Bonds 520 5.250 11/15/55 405
County of Lucas Hospital Revenue Bonds 3,800 5.250 11/15/48 2,910
County of Lucas Revenue Bonds 85 4.000 11/15/45 53
Cuyahoga County Hospital Revenue Bonds 185 5.000 05/15/32 169
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 974
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 199
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 1,982
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 346
Cuyahoga County Hospital Revenue Bonds 615 5.250 02/15/47 582
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 2,856
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 1,875
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 322
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 853
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,027
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 17
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 19
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 97
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 211

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 242
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 2,947
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,194
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,610
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 856
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 190
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,328
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 242
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 257
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,205
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 319
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 91
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 171
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 189
Southern Ohio Port Authority Revenue Bonds (Þ) 1,575 7.000 12/01/42 1,058
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 91
State of Ohio Revenue Bonds 350 3.000 01/15/45 234
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,538
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 212
State of Ohio Revenue Bonds 25 4.000 01/15/50 20
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 833
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 77
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 780
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 35
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 102
68,360
Oklahoma - 0.4%
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 168
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 394
Oklahoma Development Finance Authority Revenue Bonds 2,175 5.500 08/15/52 1,883
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 525 5.500 08/15/57 448
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,535
Tulsa Airports Improvement Trust Revenue Bonds 500 5.500 12/01/35 494
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 486
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 740 4.000 12/01/43 606
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 940
6,957
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 591
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 21
County of Yamhill Revenue Bonds 350 4.000 12/01/41 288
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,237
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 173
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 878
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,444
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 817

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 219
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 699
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,428
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 88
8,914
Pennsylvania - 5.0%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,400
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 754
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,463
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 248
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 219
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,010 3.000 06/15/31 826
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 74
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 66
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 64
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,860 5.000 05/01/28 1,851
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 499
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 990
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 3,700 5.000 05/01/42 3,378
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 452
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 620 5.250 05/01/42 573
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 465 6.000 05/01/42 452
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 28
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 61
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 41
Berks County Industrial Development Authority Revenue Bonds 325 3.750 11/01/42 177
Berks County Industrial Development Authority Revenue Bonds 725 4.000 11/01/47 394
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 408
Berks County Municipal Authority Revenue Bonds 1,090 5.000 11/01/40 594
Berks County Municipal Authority Revenue Bonds 325 5.000 11/01/44 177
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 982
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 457
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,683
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 783
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 605
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,613
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,825
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,040
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 228
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 302
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,609
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,223
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 223
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,365
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 682

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 722
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,068
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 289
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 205
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 218
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 48
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 48
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 34
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 31
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 133
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 76
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 73
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 367
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 105
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 84
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 63
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,768
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 291
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 210 5.000 07/01/28 211
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 853
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 850
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 541
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,101
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,754
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 466
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 87
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 83
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 705
Mercer County Industrial Development Authority Revenue Bonds (Þ) 200 6.125 10/01/50 127
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,351
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,470
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 121
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,726
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,551
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 46
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 61
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,080
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 837
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,150
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 227
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,507
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 113
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 184
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,589
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 136

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 118
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 479
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 699
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 269
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 2,500 5.250 09/01/50 2,385
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,000
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,228
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 1,000 4.875 12/15/35 883
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 93
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 810
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 200
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 648
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 136
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 121
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 121
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/32 496
Scranton Redevelopment Authority Revenue Bonds 85 5.000 11/15/28 83
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,875
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 187
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 320
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 258
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 294
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 275
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 364
78,752
Puerto Rico - 6.5%
Commonwealth of Puerto Rico General Obligation Unlimited 60
Zero
coupon 07/01/24 58
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,312
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,689
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,676
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 3,683
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,117
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,296
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 684
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,124
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,238 1.000 11/01/43 1,113
Commonwealth of Puerto Rico General Obligation Unlimited 3,162 4.000 07/01/46 2,309
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,808 1.000 11/01/51 835
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 4,731 7.500 08/20/40 3,856
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 573
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 850 5.000 07/01/33 831
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,025 5.000 07/01/35 1,937
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,100 5.000 07/01/37 1,034
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 3,830 4.000 07/01/42 3,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 13,025 5.000 07/01/47 11,539
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 162

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 194
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 810 5.250 07/01/26 203
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 421
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,125 5.000 07/01/28 781
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 3,510 1.480 07/01/29 3,296
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 287
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,830 5.000 07/01/32 957
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 98
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 342
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 34
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 164
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 970 6.750 07/01/36 242
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 81
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 5.500 07/01/38 250
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,180 5.250 07/01/40 1,045
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,375 5.000 07/01/42 344
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 250
Puerto Rico Highway & Transportation Authority Revenue Bonds 5,900
Zero
coupon 07/01/32 3,762
Puerto Rico Highway & Transportation Authority Revenue Bonds 1,234 5.000 07/01/53 790
Puerto Rico Highway & Transportation Authority Revenue Bonds 6,214 5.000 07/01/62 6,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 41 3.941 07/01/24 40
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 333
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 173
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,664 4.329 07/01/40 8,348
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 31,610 5.709 07/01/46 7,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,810 5.772 07/01/51 1,761
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 26
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,898 4.750 07/01/53 2,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,489 4.784 07/01/58 5,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,277 5.000 07/01/58 8,972
102,602
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 834
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 496
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 483
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,548
3,361
South Carolina - 0.7%
Berkeley County Special Assessment 500 4.000 11/01/30 454
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,797
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 119
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 410

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,196
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 340
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,525
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,126
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 960
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 241
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,445
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 126
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 630
11,369
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,538
County of Lincoln Revenue Bonds 75 4.000 08/01/56 52
County of Lincoln Revenue Bonds 650 4.000 08/01/61 440
2,030
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 450
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 2,833
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 1,757
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 233
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 224
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 97
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,200
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 54
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 73
6,921
Texas - 5.8%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 20
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 37
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 35
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 324
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 81
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 175 4.500 06/15/56 171
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 212
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 122
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 432
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 99
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 49
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 49
Bastrop Independent School District 1,000 5.000 02/15/53 1,007
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 642
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 608
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 297
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 40
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 597
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 426

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 906
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,864
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 436
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 859
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 102
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 2,831
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 100
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 418
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 161
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 192
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 116
City of Arlington Tax Allocation 920 4.000 08/15/41 740
City of Aubrey Revenue Bonds 620 7.250 09/01/45 631
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 113
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 174
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 115
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 90
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 215
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 265
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 85
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 102
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 21
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 25
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 802
City of Celina Special Assessment (Þ) 145 4.125 09/01/39 120
City of Celina Special Assessment (µ) 1,974 2.625 09/01/40 1,255
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 54
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 50
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 37
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 93
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 77
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 100
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,423
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 96
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 73
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 70
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 82
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 182
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 91
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 119
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 115
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 593
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 333
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 127
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 114

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Crandall Special Assessment (Þ) 269 6.125 09/15/32 264
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 78
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 84
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 72
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 82
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 476
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 171
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 90
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 90
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 71
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 75
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 79
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 81
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 210
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 89
City of Forney Special Assessment (Þ) 630 6.500 09/15/53 555
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 140
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 80
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 78
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 79
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 526
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 89
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 127
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 155
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 141
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 285
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 715
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 2,999
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 483
City of Houston Airport System Revenue Bonds 1,100 5.000 07/15/30 1,052
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,593
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 454
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 437
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 149
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 214
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 157
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 234
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 96
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 196
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 87
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 72
City of Kyle Special Assessment 160 5.000 09/01/42 141
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 180
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 85
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 74
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 90
City of Kyle Special Assessment (Þ) 150 5.750 09/01/53 135
City of Lago Vista Special Assessment 55 3.750 09/01/42 42

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 83
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 105
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 79
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 106
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 230
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 76
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 378
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 123
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 77
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 74
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 85
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 72
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 75
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 80
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 75
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 83
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 73
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 25
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 407
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 79
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 36
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 241
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 95
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 136
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 908
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 142
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 179
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 360
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 88
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 73
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 77
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 173
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 105
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 80
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 77
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 439
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 77
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 82
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 182
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 183
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 280
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 140
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 114
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 140
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 115
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 224
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 257
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 168
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 95
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 67
City of Princeton Special Assessment 100 5.125 09/01/42 89
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 90
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 94
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 110
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 81
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 93
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 234
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 118
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 132
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 76
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 233
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 111
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 96
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 229
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 141
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 69
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 72
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 92
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 104
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 81
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 79
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 154
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 93
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 96
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 144
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 77
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 439
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 713
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 131
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 88
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 85
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 102
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 92
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 744
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 89
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 52
Conroe Local Government Corp. Revenue Bonds (Þ) 100 5.000 10/01/50 72
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 90
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 186
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 325
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 78
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 184
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 86
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 86
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 207

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 649
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,257
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 71
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 69
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 69
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 64
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 62
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 61
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 843
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 83
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 273
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 133
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 235
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 18
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 488
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 30
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 250
Mission Economic Development Corp. Revenue Bonds (Þ) 1,570 4.625 10/01/31 1,475
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 40
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 68
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 33
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 96
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 806
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 89
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 848
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 106
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,504
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 479
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/51 653
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 148
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 771
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 693
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,150 5.500 01/01/57 755
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 150
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 216
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 317
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 92
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 59
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 259
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 323
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 918
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,400
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 198
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 67

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 195
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 763
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,499
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,197
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 714
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 380
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 200
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 596
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 973
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 260 5.000 12/31/50 231
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 87
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,700 5.000 06/30/58 3,372
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,000 5.500 12/31/58 5,022
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,506
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 130
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 164
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 151
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 724
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 71
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 87
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 71
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 744
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 89
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 79
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 37
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 35
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 34
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 19
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 21
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 337
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 33
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 347
92,081
Utah - 0.9%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 353 9.750 12/01/39 328
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,013
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 383
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 133
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 556
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 968
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 804
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 404
Military Installation Development Authority Revenue Bonds 525 4.000 06/01/52 351
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 341
Salt Lake City Airport Revenue Bonds 1,965 5.500 07/01/53 1,975
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 813
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 4.000 06/15/31 428
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 623

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 922
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 442
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 261
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,802
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 655
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,100
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 124
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 253
14,679
Vermont - 0.2%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 171
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 464
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 247
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 400 5.250 10/01/52 329
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,214
2,425
Virgin Islands - 0.8%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 7,752
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,590
Virgin Islands Public Finance Authority Revenue Bonds 1,790 5.000 10/01/32 1,586
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 363
12,291
Virginia - 1.5%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 373
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 4,716
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 165
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 29
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 40
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 31
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,770
Tobacco Settlement Financing Corp. Revenue Bonds 3,875 6.706 06/01/46 3,129
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 107
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 500
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 2,769
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 69
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 57
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,007
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 3,578
Virginia Small Business Financing Authority Revenue Bonds 480 5.000 12/31/49 447
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,438
Virginia Small Business Financing Authority Revenue Bonds 3,435 5.000 12/31/56 3,135
23,360
Washington - 1.3%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 905
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,340
Port of Seattle Industrial Development Corp. Revenue Bonds 585 5.000 04/01/30 571
Port of Seattle Revenue Bonds 235 4.000 08/01/47 186
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 900
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 779

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 61
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,855
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,736
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,052
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,487
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,113
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,131
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,171
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 165
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 150
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 106
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 136
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,337
20,181
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 136
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 142
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 73
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 801
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 99
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 151
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 43
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 109
County of Ohio Special District Excise Tax Revenue Bonds 45 3.250 03/01/41 30
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 165 4.125 06/01/43 136
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,100 4.875 06/01/43 979
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 293
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 694
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 300
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 762
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 452
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 292
5,492
Wisconsin - 2.4%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,555
Public Finance Authority Revenue Bonds 2,370 5.250 07/01/28 2,370
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 983
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds (Þ) 35 4.000 07/01/30 31
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 92
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 668
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 701
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 62
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,007
Public Finance Authority Revenue Bonds (Þ) 100 5.000 12/01/35 88
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 566
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,669
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,477
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 466

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 134
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 42
Public Finance Authority Revenue Bonds (Þ) 975 7.125 06/01/41 800
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 76
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 643
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 450
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 61
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 160
Public Finance Authority Revenue Bonds (Þ) 1,185 6.500 06/01/45 946
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 651
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 88
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 295
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 20
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 122
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 63
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 698
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 66
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 39
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 458
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 78
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 796
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,259
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,441
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 866
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,114
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 79
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 134
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 150
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 716
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 48
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 81
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 730
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 340
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 50
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 93
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 835
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,306
Public Finance Authority Revenue Bonds (Þ) 1,500 4.500 06/01/56 984
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 616
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 203
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 116
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 126
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 93
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 48
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 62
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 75
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 522
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 174

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 92
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,200
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 146
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 114
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 261
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 708
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,032
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 31
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 29
37,309
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 785
Total Municipal Bonds
(cost $1,736,260) 1,524,930
Loan Agreements - 0.1%
Rialto Bioenergy Facility LLC Term Loan 1,485 15.323 04/30/24 1,465
Total Loan Agreements
(cost $1,465) 1,465
Short-Term Investments - 2.1%
U.S. Cash Management Fund (@) 33,588,554 (∞) 33,578
Total Short-Term Investments
(cost $33,578) 33,578
Total Investments - 98.4%
(identified cost $1,771,303) 1,559,973
Other Assets and Liabilities, Net - 1.6%
25,039
Net Assets - 100.0%
1,585,012

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.7%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,010,000 102.40 1,034
826
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 3,700,000 102.77 3,798
3,378
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106.23 531
499
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105.76 1,058
990
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,860,000 100.94 1,880
1,851
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 465,000 100.00 465
452
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 620,000 100.00 620
573
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
89
American Samoa Economic Development Authority Revenue Bonds 01/25/23 125,000 101.00 126
111
Arbors Community Development District Special Assessment 03/08/23 200,000 100.00 200
185
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,435,000 107.41 1,541
1,434
Arizona Industrial Development Authority Revenue Bonds 08/28/20 470,000 98.48 463
450
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.97 742
579
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.20 977
831
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.31 215
140
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.94 78
56
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.31 33
19
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.92 33
20
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,147
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.32 98
85
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.32 98
86
Arkansas Development Finance Authority Revenue Bonds 09/14/22 1,325,000 98.04 1,299
1,163
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 84.60 4,865
5,084
Arlington Higher Education Finance Corp. Revenue Bonds 07/13/22 175,000 97.41 170
171
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.50 517
432
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
212
Artisan Lakes East Community Development District Special Assessment 06/17/21 145,000 100.00 145
135
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100.00 945
643
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105.48 475
315
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99.73 249
207
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.80 1,378
968
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.27 2,873
2,524
Avalon Park West Community Development District Special Assessment 09/08/22 100,000 100.00 100
91
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,146
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
86
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
79
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99.46 1,055
971
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100.00 1,250
861
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,245,000 102.43 1,275
881
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
73
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.13 100
76
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
346
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
87
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
424
Biscayne Drive Estates Community Development District Special
Assessment 10/04/22 100,000 100.00 100
94
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
383
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100.97 1,515
1,013
Bradbury Community Development District Special Assessment 04/12/23 200,000 99.40 199
180
Bradbury Community Development District Special Assessment 04/12/23 250,000 99.50 249
221
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.84 636
597
Bridgewalk Community Development District Special Assessment 01/25/22 365,000 103.54 378
254

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 625
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100.80 126
87
Brookstone Community Development District Special Assessment 01/23/18 25,000 100.00 25
25
Brookstone Community Development District Special Assessment 09/14/22 250,000 100.00 250
226
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
90
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
92
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107.78 162
115
Build NYC Resource Corp. Revenue Bonds 04/08/21 200,000 104.79 210
151
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 106.06 106
66
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
78
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117.81 412
265
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.56 1,106
673
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
159
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
132
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.90 151
135
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.77 509
462
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.32 97
87
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 98.98 99
89
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
906
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101.24 2,025
1,864
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.58 464
428
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92.70 2,676
1,937
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.36 151
132
California Community Housing Agency Revenue Bonds 01/12/23 1,850,000 89.39 1,654
1,437
California Community Housing Agency Revenue Bonds 03/01/23 175,000 64.82 113
97
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.36 836
723
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 89.28 89
92
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 810,000 100.33 813
670
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.50 995
938
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.38 1,536
1,405
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.58 1,880
1,511
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.34 65
52
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.29 99
78
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.62 63
51
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 106.20 1,200
1,020
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,115,000 95.86 2,027
1,121
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109.32 601
541
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 103.72 259
248
California Pollution Control Financing Authority Revenue Bonds 02/17/23 250,000 104.19 260
250
California Pollution Control Financing Authority Revenue Bonds 08/04/23 1,090,000 97.71 1,065
1,006
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.49 254
253
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.21 679
612
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.70 534
458
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.90 1,059
901
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.07 624
483
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.20 158
123
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.87 59
44
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.23 109
79
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.52 1,216
833
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.63 85
52
California School Finance Authority Revenue Bonds 06/18/21 1,600,000 106.60 1,706
1,105
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.38 410
340
California School Finance Authority Revenue Bonds 07/22/21 465,000 113.59 528
382
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.97 245
177
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.66 320
244
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.64 257
200
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.03 1,030
934
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
211
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.48 173
148
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
350
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.16 250
220
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
221
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
222
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.05 490
488

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.51 960
951
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 63.76 638
703
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.69 123
114
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102.82 2,673
2,295
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106.03 212
195
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.31 532
454
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.47 1,075
913
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.14 260
223
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.86 210
189
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.52 111
81
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.55 940
827
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.64 399
366
California Statewide Communities Development Authority Revenue Bonds 08/30/23 1,230,000 100.00 1,230
1,234
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,105,000 100.74 4,136
3,389
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.10 1,332
988
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,696
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.51 359
271
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.37 107
64
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.13 108
66
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.48 155
103
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.99 348
262
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
387
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
362
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100.00 585
436
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
397
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
154
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106.63 1,093
766
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100.00 45
32
Chapel Creek Community Development District Special Assessment 05/27/21 65,000 103.56 67
45
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 220,000 99.08 218
214
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.99 364
296
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,750,000 93.50 2,308
1,913
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
228
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.13 1,983
1,825
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.99 1,395
1,556
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.48 1,890
2,085
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.66 111
70
City of Anna Special Assessment 07/28/21 136,000 100.00 136
100
City of Anna Special Assessment 07/28/21 504,000 100.00 504
418
City of Anna Special Assessment 12/14/22 175,000 100.00 175
161
City of Anna Special Assessment 09/13/23 125,000 99.37 124
116
City of Anna Special Assessment 10/11/23 200,000 98.52 197
192
City of Aubrey Special Assessment 09/23/22 183,000 99.39 182
174
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
113
City of Aubrey Special Assessment 08/25/23 125,000 99.31 124
115
City of Austin Special Assessment 12/01/22 100,000 99.29 99
90
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100.00 230
215
City of Baltimore Revenue Bonds 08/24/22 130,000 100.00 130
113
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
265
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
102
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
85
City of Celina Special Assessment 09/11/19 145,000 100.00 145
120
City of Celina Special Assessment 08/12/20 1,845,000 95.11 1,755
1,423
City of Celina Special Assessment 11/10/21 90,000 100.00 90
69
City of Celina Special Assessment 11/10/21 25,000 100.00 25
21
City of Celina Special Assessment 11/10/21 28,000 100.00 28
25
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 61,000 100.00 61
50
City of Celina Special Assessment 11/10/21 72,000 100.00 72
54
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 131,000 98.81 129
96
City of Celina Special Assessment 12/15/21 255,000 99.30 253
182
City of Celina Special Assessment 12/15/21 55,000 99.38 55
37
City of Celina Special Assessment 01/12/22 100,000 100.00 100
77

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 627
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 01/12/22 100,000 100.00 100
73
City of Celina Special Assessment 04/13/22 100,000 100.00 100
82
City of Celina Special Assessment 09/14/22 100,000 100.00 100
91
City of Celina Special Assessment 02/15/23 650,000 100.00 650
593
City of Celina Special Assessment 03/15/23 100,000 100.00 100
93
City of Celina Special Assessment 03/15/23 125,000 100.00 125
115
City of Celina Special Assessment 03/15/23 130,000 100.00 130
119
City of Celina Special Assessment 04/12/23 375,000 99.28 372
333
City of Celina Special Assessment 06/14/23 125,000 100.00 125
114
City of Celina Special Assessment 07/12/23 140,000 100.00 140
127
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
82
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
72
City of Crandall Special Assessment 06/08/21 100,000 99.25 99
78
City of Crandall Special Assessment 06/08/21 100,000 99.29 99
84
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
476
City of Crandall Special Assessment 10/18/22 269,000 100.00 269
264
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
171
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
90
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
90
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
71
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.36 302
302
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.36 1,812
1,609
City of Fate Special Assessment 10/19/21 110,000 100.54 111
79
City of Fate Special Assessment 10/19/21 100,000 99.35 99
75
City of Fate Special Assessment 04/05/22 105,000 100.00 105
81
City of Fate Special Assessment 09/07/22 225,000 100.00 225
210
City of Fate Special Assessment 05/02/23 100,000 99.04 99
89
City of Forney Special Assessment 06/27/23 630,000 96.80 610
555
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
140
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
78
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
80
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
743
City of Haslet Special Assessment 07/30/20 200,000 105.39 211
155
City of Haslet Special Assessment 10/19/21 200,000 98.83 198
141
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
309
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.27 1,040
905
City of Henderson Revenue Bonds 03/25/22 3,000,000 100.00 3,000
2,770
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
214
City of Hutto Special Assessment 10/22/21 200,000 99.00 198
149
City of Hutto Special Assessment 07/07/23 170,000 99.61 169
157
City of Justin Special Assessment 03/27/18 255,000 100.00 255
234
City of Kaufman Special Assessment 11/22/22 100,000 101.08 101
96
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
87
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
85
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
72
City of Kyle Special Assessment 10/20/21 100,000 101.23 101
74
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
196
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
90
City of Kyle Special Assessment 01/18/23 200,000 99.39 199
180
City of Kyle Special Assessment 06/21/23 150,000 100.00 150
135
City of Lavon Special Assessment 08/21/19 135,000 104.37 141
106
City of Lavon Special Assessment 08/21/19 100,000 99.43 99
83
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
79
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
76
City of Lavon Special Assessment 02/02/22 318,000 98.75 314
230
City of Lavon Special Assessment 02/02/22 136,000 99.08 135
105
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
378
City of Lewisville Special Assessment 10/03/23 125,000 100.00 125
123
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
77
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
74
City of Manor Special Assessment 12/19/19 100,000 100.00 100
85
City of Manor Special Assessment 05/06/21 100,000 100.00 100
75
City of Manor Special Assessment 05/06/21 100,000 102.43 102
72
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
75
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
80

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
83
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.11 105
79
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
25
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.64 51
36
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.43 268
241
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
908
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
95
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
142
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
360
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.68 199
179
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.40 149
136
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
77
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
73
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
88
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
173
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
105
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.04 1,429
1,347
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
77
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
80
City of Oak Point Special Assessment 07/25/18 100,000 100.00 100
77
City of Oak Point Special Assessment 07/25/18 100,000 99.55 100
82
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
439
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
280
City of Pilot Point Special Assessment 05/13/22 120,000 100.00 120
114
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
183
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
182
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
140
City of Plano Special Assessment 10/24/23 225,000 100.00 225
224
City of Plano Special Assessment 10/24/23 115,000 100.00 115
115
City of Plano Special Assessment 10/24/23 140,000 100.00 140
140
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
110
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
95
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
93
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
81
City of Princeton Special Assessment 08/27/19 300,000 103.37 310
257
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
234
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
168
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
95
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
118
City of Princeton Special Assessment 05/25/21 185,000 101.04 185
132
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
76
City of Princeton Special Assessment 06/28/22 175,000 100.00 175
156
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
233
City of Princeton Special Assessment 07/25/23 125,000 100.00 125
111
City of Princeton Special Assessment 07/25/23 100,000 100.00 100
90
City of Princeton Special Assessment 09/12/23 150,000 100.00 150
141
City of Princeton Special Assessment 09/12/23 100,000 100.00 100
94
City of Princeton Special Assessment 09/12/23 250,000 98.15 245
229
City of Princeton Special Assessment 10/11/23 100,000 99.00 99
96
City of Red Oak Special Assessment 06/15/21 100,000 102.67 103
72
City of Red Oak Special Assessment 06/15/21 100,000 99.00 99
69
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.48 124
104
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.81 103
79
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.71 201
154
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100.90 101
92
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.33 101
81
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
93
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
96
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
144
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
77
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
439
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
713
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104.04 1,326
1,223
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
88
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
85

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 629
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
136
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
142
City of South Charleston Revenue Bonds 01/14/22 100,000 100.36 100
73
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.36 1,154
801
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.28 2,310
1,984
City of Tomball Special Assessment 08/22/23 112,000 98.61 110
102
City of Tomball Special Assessment 08/22/23 100,000 99.31 99
92
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
744
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
89
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100.00 100
74
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.69 102
71
Cloverleaf Metropolitan District General Obligation Limited 06/27/22 500,000 100.00 500
452
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.53 261
168
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.13 322
207
Coddington Community Development District Special Assessment 06/24/22 100,000 103.71 104
93
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.10 435
322
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100.75 1,189
799
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
361
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.37 285
255
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113.45 1,135
873
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103.76 104
79
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,025,000 98.37 1,046
761
Connerton East Community Development District Special Assessment 02/16/23 200,000 98.90 198
181
Conroe Local Government Corp. Revenue Bonds 08/13/21 100,000 108.58 109
72
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100.00 500
357
Coral Bay Lee County Community Development District Special Assessment 09/09/22 50,000 100.00 50
46
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100.00 150
133
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105.56 2,048
1,357
Cordova Palms Community Development District Special Assessment 06/24/22 1,015,000 99.30 1,008
936
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
46
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
86
County of Bastrop Special Assessment 05/22/23 100,000 98.89 99
90
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 105.74 1,803
1,426
County of Frederick Special Tax 10/29/20 235,000 97.99 230
184
County of Frederick Tax Allocation 07/20/23 2,110,000 97.66 2,061
1,846
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.05 1,030
669
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
186
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
325
County of Medina Special Assessment 03/11/21 100,000 100.00 100
78
County of Monongalia Tax Allocation 07/21/23 150,000 99.17 149
151
County of Monongalia Tax Allocation 07/21/23 100,000 99.18 99
99
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.90 114
98
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
763
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
233
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.56 560
454
Crossings Community Development District Special Assessment 06/10/22 175,000 100.00 175
148
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 775,000 88.83 688
460
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88.76 466
379
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.05 651
590
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.57 1,095
835
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79.25 79
60
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 98.91 99
90
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 99.13 99
89
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100.00 100
88
Cypress Park Estates Community Development District Special Assessment 06/01/22 100,000 100.00 100
85
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.09 981
722
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
682
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.72 2,830
2,068
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98.95 99
92
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.95 148
130
Deerbrook Community Development District Revenue Bonds 04/06/23 100,000 100.00 100
89
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107.79 323
301
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.49 197
168

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.05 198
173
Denver Urban Renewal Authority Tax Allocation 10/11/18 565,000 99.25 562
538
Director of the State of Nevada Department of Business & Industry Revenue
Bonds 08/30/23 800,000 100.00 800
803
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105.43 290
252
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104.01 2,025
1,776
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.67 75
53
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
40
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.29 228
161
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
578
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.99 101
86
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.90 100
86
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 99.00 693
571
Entrada Community Development District Special Assessment 09/23/21 100,000 105.17 105
70
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5.72 229
191
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.15 161
136
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,157
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.57 643
573
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
828
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95.41 3,306
3,271
Florida Development Finance Corp. Revenue Bonds 04/02/19 215,000 99.77 215
214
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.58 119
87
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.82 102
77
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.69 163
121
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.86 103
84
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.15 223
159
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.86 127
93
Florida Development Finance Corp. Revenue Bonds 12/11/20 3,620,000 95.06 3,441
3,518
Florida Development Finance Corp. Revenue Bonds 05/13/21 125,000 110.73 138
94
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.53 107
69
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.78 186
128
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.00 100
100
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.38 111
55
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.94 510
368
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.88 396
319
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.16 309
249
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100.00 200
191
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
148
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
294
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
216
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
194
Florida Development Finance Corp. Revenue Bonds 09/28/23 2,500,000 99.00 2,475
2,517
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.02 1,404
1,100
Forest Lake Community Development District Special Assessment 05/06/22 270,000 100.00 270
249
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
288
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.03 1,889
1,768
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100.00 60
50
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,320,000 85.74 1,934
1,726
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.46 159
142
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100.00 500
332
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103.47 103
70
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102.39 102
70
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100.00 500
401
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102.45 51
35
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100.00 50
42
Hammock Reserve Community Development District Special Assessment 04/07/22 160,000 100.96 162
136
Harmony on Lake Eloise Community Development District Special
Assessment 05/03/23 100,000 99.05 99
89
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,057
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 3,500,000 102.62 3,592
2,887
Hawks Point Community Development District Special Assessment 06/23/17 185,000 102.95 190
173
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
47
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.18 207
163
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
228

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 631
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106.38 2,709
2,315
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.75 3,540
2,364
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101.86 255
160
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102.59 256
164
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92.93 558
500
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.21 496
460
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 111.14 1,000
773
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
240
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
476
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 2,409,000 90.21 2,174
1,765
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.01 307
273
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100.50 603
570
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.33 1,505
1,126
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
161
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
219
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
112
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
450
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.15 50
45
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.41 99
90
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
158
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.37 99
83
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.99 99
89
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.42 99
94
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 99.02 99
70
Lakewood Ranch Stewardship District Special Assessment 09/18/20 145,000 100.00 145
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
88
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
81
Lawson Dunes Community Development District Special Assessment 06/02/22 90,000 100.00 90
77
Lawson Dunes Community Development District Special Assessment 06/02/22 45,000 100.00 45
40
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.58 244
187
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.47 236
141
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.69 272
169
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98.46 148
131
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99.15 99
88
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.93 148
128
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
87
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.13 98
93
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.60 99
93
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99.23 496
451
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100.00 175
168
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.74 55
40
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.53 55
41
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.59 117
102
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.81 117
104
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
153
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.53 110
67
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 775,000 99.48 771
596
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
181
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
181
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75.57 76
69
Maryland Economic Development Corp. Revenue Bonds 06/10/21 400,000 100.00 400
294
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.50 100
84
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.28 100
91
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
92
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106.31 1,063
892
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
95
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
140
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.13 1,432
1,033
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.60 246
220
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.22 198
187

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
632 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
556
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 200,000 78.43 157
127
Merrick Square Community Development District Special Assessment 03/10/23 100,000 100.00 100
92
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
73
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 38.02 67
54
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.18 128
109
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.44 182
156
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.18 1,218
968
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
804
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,570,000 99.40 1,561
1,475
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,235,000 100.91 1,246
1,084
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.67 209
146
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.57 1,003
766
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.74 952
742
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106.12 1,088
855
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 114.91 115
97
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 114.95 115
96
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,095,000 99.86 2,092
2,095
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,100,000 99.22 1,084
979
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 165,000 100.00 165
136
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.48 40
37
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.65 189
166
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102.81 1,131
1,013
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
87
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
125
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
219
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.61 1,016
848
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.41 567
479
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 112.67 1,127
806
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.09 1,090
693
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,000,000 87.33 873
653
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.92 99
89
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95.24 11,827
11,256
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,400,000 101.30 2,431
2,395
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.10 312
307
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,300,000 99.50 1,294
1,201
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.78 411
369
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 93.91 845
844
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
241
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100.00 100
92
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
259
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.37 391
323
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.36 75
59
North Powerline Road Community Development District Special Assessment 05/26/22 170,000 100.00 170
151
Ocala Preserve Community Development District Special Assessment 09/20/23 100,000 100.00 100
94
Ocala Preserve Community Development District Special Assessment 09/20/23 100,000 99.65 100
93
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
97
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.68 3,371
2,947
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 96.93 262
242
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109.58 1,096
878
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.76 1,038
817
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
650
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,011
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
131
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
104
Parrish Lakes Community Development District Special Assessment 07/19/23 150,000 100.00 150
134
Parrish Lakes Community Development District Special Assessment 07/19/23 50,000 99.45 50
45
Peace Creek Community Development Special Assessment 03/29/23 100,000 99.08 99
91
Peace Creek Community Development Special Assessment 03/29/23 180,000 99.62 179
163
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.26 1,001
810
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.81 148
136

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 633
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.54 100
93
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 1,000,000 90.53 905
883
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
22
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
44
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 785,000 97.40 765
746
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
198
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
67
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.23 1,279
763
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.06 293
195
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,499
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99.20 124
91
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.64 498
453
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,126
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.00 772
643
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.13 650
566
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.96 525
466
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.46 15
14
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.60 102
81
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.38 25
20
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
730
Public Finance Authority Revenue Bonds 07/30/20 35,000 100.24 35
31
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.58 128
93
Public Finance Authority Revenue Bonds 07/30/20 50,000 104.02 52
42
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.50 160
134
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.06 473
340
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.61 211
160
Public Finance Authority Revenue Bonds 09/16/20 65,000 105.35 68
62
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.86 1,033
835
Public Finance Authority Revenue Bonds 03/26/21 1,185,000 91.79 1,088
946
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.51 862
698
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.21 108
75
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.75 109
78
Public Finance Authority Revenue Bonds 08/02/21 1,500,000 85.88 1,288
984
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.78 906
616
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.65 1,086
796
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.86 1,683
1,555
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.44 126
92
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.81 658
522
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.85 1,662
1,113
Public Finance Authority Revenue Bonds 01/21/22 100,000 105.13 105
76
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.43 282
203
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,200
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
116
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.77 101
79
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.31 147
114
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.60 171
150
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.17 295
261
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.22 162
146
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.63 986
983
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.68 99
88
Public Finance Authority Revenue Bonds 08/04/23 100,000 92.35 92
88
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.66 50
48
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
48
Public Finance Authority Revenue Bonds 09/08/23 975,000 87.06 849
800
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.08 1,734
1,669
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
716
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
238
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 90.24 90
81
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 13,025,000 96.65 12,236
11,539
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,025,000 107.16 2,170
1,937
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 3,830,000 99.34 3,744
3,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
568
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
573
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/17/22 850,000 95.48 812
831
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,100,000 99.70 1,095
1,034

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
634 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
779
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
498
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
341
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.44 226
196
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
95
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
182
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.34 149
144
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100.00 1,000
711
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99.30 60
55
Rye Ranch Community Development District Special Assessment 10/25/23 200,000 98.64 197
197
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100.00 1,000
701
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
47
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
22
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.16 50
36
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 100.00 100
95
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99.69 199
161
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99.77 100
92
Sawgrass Village Community Development District Special Assessment 06/22/23 200,000 99.01 198
179
Scenic Terrace North Community Development District Special Assessment 08/25/23 175,000 99.13 173
162
Scenic Terrace North Community Development District Special Assessment 08/25/23 200,000 99.65 199
184
Scenic Terrace South Community Development District Special Assessment 03/16/22 215,000 100.00 215
167
Scenic Terrace South Community Development District Special Assessment 03/16/22 120,000 100.00 120
99
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.27 99
90
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 235,000 96.01 226
155
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.31 112
64
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
93
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
156
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.72 197
176
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100.00 1,000
845
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.53 414
340
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.11 496
410
Southern Ohio Port Authority Revenue Bonds 09/24/20 1,575,000 88.33 1,391
1,058
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 111.03 305
189
Southshore Bay Community Development District Special Assessment 09/22/22 200,000 82.98 166
160
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.80 141
136
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.92 232
218
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
421
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,970,000 101.91 2,008
1,832
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 4,000,000 100.00 4,000
3,977
State of Hawaii Department of Budget & Finance Revenue Bonds 10/17/23 300,000 100.00 300
300
State of Ohio Revenue Bonds 11/14/19 275,000 106.12 292
213
State of Ohio Revenue Bonds 12/05/19 110,000 108.18 119
91
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.17 1,671
1,603
Stellar North Community Development District Special Assessment 11/10/21 890,000 100.00 890
606
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,125,000 87.46 1,094
806
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 100,000 98.41 98
91
Storey Creek Community Development District Special Assessment 06/29/22 50,000 100.00 50
45
Storey Creek Community Development District Special Assessment 06/29/22 75,000 100.00 75
66
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.88 643
459
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102.69 77
52
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
359
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.24 982
853
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 1,250,000 104.08 1,301
875
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 250,000 99.26 248
174
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100.00 100
74
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.30 99
97
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.28 99
82
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.42 99
88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 635
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
130
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
151
Town of Little Elm Special Assessment 12/06/17 100,000 100.34 100
87
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
724
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
71
Town of Little Elm Special Assessment 12/22/21 100,000 99.06 99
71
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
744
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
96
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
89
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.61 261
237
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 740,000 98.59 730
606
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.06 527
485
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,554,000 98.35 1,528
1,373
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 4,500,000 90.38 4,067
3,696
Twisted Oaks Pointe Community Development District Special Assessment 09/07/23 50,000 100.00 50
46
Twisted Oaks Pointe Community Development District Special Assessment 09/07/23 75,000 100.00 75
70
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.42 205
172
Two Rivers East Community Development District Special Assessment 05/19/23 275,000 98.28 270
249
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100.00 150
130
Two Rivers West Community Development District Special Assessment 11/30/22 300,000 100.00 300
282
Two Rivers West Community Development District Special Assessment 11/30/22 150,000 100.00 150
142
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
813
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84.64 931
678
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.69 513
461
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
320
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.14 194
161
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.90 288
261
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.58 453
261
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.22 910
623
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.27 1,452
922
Utah Charter School Finance Authority Revenue Bonds 12/14/21 500,000 103.72 519
428
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
442
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.45 312
253
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 68.58 137
124
Varrea South Community Development District Special Assessment 04/21/23 125,000 99.27 124
113
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.36 98
71
V-Dana Community Development District Special Assessment 04/01/21 500,000 99.50 498
428
V-Dana Community Development District Special Assessment 04/19/23 200,000 99.27 199
180
V-Dana Community Development District Special Assessment 04/19/23 100,000 99.40 99
92
Ventana Community Development District Special Assessment 03/01/18 740,000 96.82 716
683
Ventana Community Development District Special Assessment 03/01/18 500,000 97.56 488
433
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
44
Veranda Community Development District II Special Assessment 02/24/21 55,000 101.58 56
38
Veranda Landing Community Development District Special Assessment 08/02/23 100,000 100.00 100
90
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.76 99
86
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
92
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 100.00 75
69
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 99.10 74
69
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
171
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 400,000 91.67 367
329
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.21 270
247
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,219
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
191
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
382
Village Community Development District No. 14 Special Assessment 06/29/22 1,000,000 100.00 1,000
954
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
367
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.31 201
186
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 75,000 103.30 77
52
Villages of Glen Creek Community Development District Special
Assessment 04/28/22 100,000 100.00 100
86
Villamar Community Development District Special Assessment 02/28/22 595,000 100.00 595
417
Villamar Community Development District Special Assessment 02/28/22 500,000 100.00 500
357
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.11 455
363
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104.04 1,040
900

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
636 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.59 215
136
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.18 162
106
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 104.80 3,144
2,171
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
132
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
140
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99.08 124
114
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99.62 125
113
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.24 496
484
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.82 1,731
1,197
West Port Community Development District Special Assessment 05/10/21 90,000 100.00 90
64
West Port Community Development District Special Assessment 07/27/22 50,000 100.00 50
43
West Villages Improvement District Revenue Bonds 03/17/23 200,000 100.00 200
183
West Villages Improvement District Revenue Bonds 03/17/23 100,000 99.10 99
92
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99.35 1,922
1,398
West Virginia Economic Development Authority Revenue Bonds 07/12/23 335,000 98.51 330
298
West Virginia Economic Development Authority Revenue Bonds 07/12/23 125,000 98.51 123
113
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.93 114
80
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
84
Westside Community Development District Special Assessment 09/20/19 100,000 99.83 100
83
Westview North Community Development District Special Assessment 10/05/22 100,000 100.00 100
94
Westwood of Pasco Community Development District Special Assessment 08/10/23 500,000 99.51 498
457
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
103
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.27 251
190
Willows Community Development District Special Assessment 09/21/22 100,000 99.30 99
93
Wind Meadows South Community Development District Special Assessment 04/26/23 125,000 100.00 125
113
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100.00 750
418
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 82.98 498
295
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
377
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,500,000 39.46 2,205
1,984
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100.00 50
35
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104.40 52 35
343,782
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 23,358 12/23
854
United States Treasury Long Bond Futures 100 USD 10,944 12/23
1,077
United States Treasury Ultra Bond Futures 71 USD 7,992 12/23 1,041
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 2,972
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 30,992 $ —
$ —
$ 30,992 2.0

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 637
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Alaska — 1,726 —
—
1,726 0.1
Arizona — 25,179 —
—
25,179 1.6
Arkansas — 9,340 —
—
9,340 0.6
California — 135,749 —
—
135,749 8.6
Colorado — 61,258 —
—
61,258 3.9
Connecticut — 15,479 —
—
15,479 1.0
Delaware — 975 —
—
975 0.1
District of Columbia — 14,551 —
—
14,551 0.9
Florida — 176,400 —
—
176,400 11.1
Georgia — 27,101 —
—
27,101 1.7
Guam — 13,158 —
—
13,158 0.8
Hawaii — 9,777 —
—
9,777 0.6
Idaho — 1,165 —
—
1,165 0.1
Illinois — 144,861 —
—
144,861 9.1
Indiana — 10,634 —
—
10,634 0.7
Iowa — 13,338 —
—
13,338 0.8
Kansas — 2,976 —
—
2,976 0.2
Kentucky — 18,104 —
—
18,104 1.1
Louisiana — 11,057 —
—
11,057 0.7
Maine — 1,264 —
—
1,264 0.1
Maryland — 25,847 —
—
25,847 1.6
Massachusetts — 12,902 —
—
12,902 0.8
Michigan — 34,255 —
—
34,255 2.2
Minnesota — 9,648 —
—
9,648 0.6
Mississippi — 4,705 —
—
4,705 0.3
Missouri — 11,787 —
—
11,787 0.7
Montana — 2,007 —
—
2,007 0.1
Nevada — 4,823 —
—
4,823 0.3
New Hampshire — 4,900 —
—
4,900 0.3
New Jersey — 64,316 —
—
64,316 4.1
New Mexico — 575 —
—
575 —
*
New York — 110,074 —
—
110,074 6.9
North Carolina — 11,810 —
—
11,810 0.7
North Dakota — 4,328 —
—
4,328 0.3
Ohio — 68,360 —
—
68,360 4.3
Oklahoma — 6,957 —
—
6,957 0.4
Oregon — 8,914 —
—
8,914 0.6
Pennsylvania — 78,752 —
—
78,752 5.0
Puerto Rico — 102,602 —
—
102,602 6.5
Rhode Island — 3,361 —
—
3,361 0.2
South Carolina — 11,369 —
—
11,369 0.7

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
South Dakota — 2,030 —
—
2,030 0.1
Tennessee — 6,921 —
—
6,921 0.4
Texas — 92,081 —
—
92,081 5.8
Utah — 14,351 328
—
14,679 0.9
Vermont — 2,425 —
—
2,425 0.2
Virgin Islands — 12,291 —
—
12,291 0.8
Virginia — 23,360 —
—
23,360 1.5
Washington — 20,181 —
—
20,181 1.3
West Virginia — 5,492 —
—
5,492 0.3
Wisconsin — 37,309 —
—
37,309 2.4
Wyoming — 785 —
—
785 0.1
Loan Agreements — 1,465 — — 1,465 0.1
Short-Term Investments — — — 33,578 33,578 2.1
Total Investments — 1,526,067 328 33,578 1,559,973 98.4
Other Assets and Liabilities, Net
1.6
100.0
Other Financial Instruments
Assets
Futures Contracts 2,972 — — — 2,972 0.2
Total Other Financial Instruments
**
$ 2,972 $ — $ — $ — $ 2,972
* Less than 0.5% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 639
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,972
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,320
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (3,928)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,771,303
Investments, at fair value(>) ........................................................................................................................................................
1,559,973
Receivables:
Dividends and interest ...................................................................................................................................................... 25,575
Dividends from affiliated funds ....................................................................................................................................... 185
Investments sold ............................................................................................................................................................... 6,240
Fund shares sold ............................................................................................................................................................... 6,714
Variation margin on futures contracts .............................................................................................................................. 2,973
Total assets ...............................................................................................................................................................
1,601,660
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,465
Due to broker (a) .............................................................................................................................................................. 1,695
Investments purchased ..................................................................................................................................................... 8,265
Fund shares redeemed ...................................................................................................................................................... 4,273
Accrued fees to affiliates .................................................................................................................................................. 753
Other accrued expenses .................................................................................................................................................... 197
Total liabilities ...........................................................................................................................................................
16,648
Net Assets ...............................................................................................................................................................
$ 1,585,012

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 641
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (297,595)
Shares of beneficial interest .........................................................................................................................................................
1,771
Additional paid-in capital ............................................................................................................................................................
1,880,836
Net Assets ...............................................................................................................................................................
$ 1,585,012
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.95
Maximum offering price per share (Net as set value plus sales charge of 3 .75%): Class A ..................................................... $ 9. 3 0
Class A — Net assets ........................................................................................................................................................... $ 9,631,068
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,076,250
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.92
Class C — Net assets ........................................................................................................................................................... $ 5,213,844
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 584,245
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.95
Class M — Net assets .......................................................................................................................................................... $ 464,351,687
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 51,891,015
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.95
Class S — Net assets ............................................................................................................................................................ $ 1,105,815,368
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 123,502,805
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 33,578
(a)   Due to Broker for Futures $ 1,695
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 20
Dividends from affiliated funds ....................................................................................................................................... 1,607
Interest .............................................................................................................................................................................. 76,693
Total investment income ..............................................................................................................................................................
78,320
Expenses
Advisory fees ................................................................................................................................................................... 8,376
Administrative fees .......................................................................................................................................................... 811
Custodian fees .................................................................................................................................................................. 155
Distribution fees - Class A ............................................................................................................................................... 29
Distribution fees - Class C ............................................................................................................................................... 44
Transfer agent fees - Class A ........................................................................................................................................... 24
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 1,030
Transfer agent fees - Class S ............................................................................................................................................ 2,285
Professional fees .............................................................................................................................................................. 160
Registration fees ............................................................................................................................................................... 198
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 102
Printing fees ..................................................................................................................................................................... 91
Miscellaneous .................................................................................................................................................................. 60
Expenses before reductions .............................................................................................................................................. 13,392
Expense reductions .......................................................................................................................................................... (3,440)
Net expenses ................................................................................................................................................................................
9,952
Net investment income (loss) .......................................................................................................................................................
68,368
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (34,279)
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 6,320
Net realized gain (loss) ................................................................................................................................................................
(27,966)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 6,665
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (3,928)
Investment matured .......................................................................................................................................................... 130
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,870
Net realized and unrealized gain (loss) ........................................................................................................................................ (25,096)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 43,272

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 643
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 68,368 $ 51,523
Net realized gain (loss) ....................................................................................................................... (27,966) (33,629)
Net change in unrealized appreciation (depreciation) ........................................................................ 2,870 (317,709)
Net increase (decrease) in net assets from operations .............................................................................. 43,272 (299,815)
Distributions
To shareholders
Class A .......................................................................................................................................... (458) (472)
Class C .......................................................................................................................................... (189) (150)
Class M ......................................................................................................................................... (21,964) (17,091)
Class S .......................................................................................................................................... (47,894) (38,312)
Net decrease in net assets from distributions ............................................................................................ (70,505) (56,025)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 88,579 273,885
Total Net Increase (Decrease) in Net Assets ........................................................................
61,346 (81,955)
Net Assets
Beginning of period .................................................................................................................................. 1,523,666 1,605,621
End of period .............................................................................................................................................
$ 1,585,012 $ 1,523,666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 226 $ 2,140 828 $ 8,017
Proceeds from reinvestment of distributions 48 457 45 472
Payments for shares redeemed (542) (5,202) (1,460) (14,695)
Net increase (decrease)
(268) (2,605) (587) (6,206)
Class C
Proceeds from shares sold 147 1,399 248 2,560
Proceeds from reinvestment of distributions 20 189 14 150
Payments for shares redeemed (207) (1,973) (243) (2,547)
Net increase (decrease)
(40) (385) 19 163
Class M
Proceeds from shares sold 17,206 165,047 18,238 189,312
Proceeds from reinvestment of distributions 2,293 21,918 1,647 17,063
Payments for shares redeemed (19,243) (184,003) (10,201) (103,327)
Net increase (decrease)
256 2,962 9,684 103,048
Class S
Proceeds from shares sold 43,273 413,741 40,542 421,274
Proceeds from reinvestment of distributions 5,005 47,854 3,689 38,273
Payments for shares redeemed (38,975) (372,988) (27,955) (282,667)
Net increase (decrease)
9,303 88,607 16,276 176,880
Total increase (decrease)
9,251 $ 88,579 25,392 $ 273,885

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 9.08 .36 (.11) .25 (.38) —
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) —
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
Class C
October 31, 2023 9.05 .29 (.11) .18 (.31) —
October 31, 2022 11.24 .22 (2.17) (1.95) (.24) —
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
Class M
October 31, 2023 9.08 .40 (.12) .28 (.41) —
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) —
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
Class S
October 31, 2023 9.08 .39 (.12) .27 (.40) —
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) —
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 647
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.38) 8.95 2.52 9,631 1.04 .89 3.77 35
(.32) 9.08 (16.83) 12,202 1.04 .89 2.73 43
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.31) 8.92 1.77 5,214 1.79 1.64 3.03 35
(.24) 9.05 (17.56) 5,652 1.79 1.64 2.08 43
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.41) 8.95 2.88 464,352 .79 .54 4.13 35
(.36) 9.08 (16.59) 468,687 .79 .54 3.20 43
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.40) 8.95 2.81 1,105,815 .79 .61 4.07 35
(.35) 9.08 (16.73) 1,037,125 .79 .61 3.12 43
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 468,046
Administrative fees 66,148
Distribution fees 5,470
Shareholder servicing fees 1,138
Transfer agent fees 204,071
Trustee fees 8,220
$ 753,093
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 42,204 $ 525,017 $ 533,639 $ (7) $ 3 $ 33,578 $ 1,607 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 1,784,492,858 $ 17,764,005 $ (242,283,559) $ (224,519,554) $ 6,594,046 $ (79,666,917)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 2,186,271 $ — $ 68,318,691 $ 658,409 $ — $ 55,367,087
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
650 Tax-Exempt Bond Fund
Tax-Exempt Bond Fund - Class A
‡
Total
Return
1 Year (0 .85)%
5 Years 0 .16%§
10 Years 1 .23%§
Tax-Exempt Bond Fund - Class C
Total
Return
1 Year 2 .28%
5 Years 0 .21%§
10 Years 0 .90%§
Tax-Exempt Bond Fund - Class M
‡‡
Total
Return
1 Year 3 .43%
5 Years 1 .32%§
10 Years 1 .98%§
Tax-Exempt Bond Fund - Class S
Total
Return
1 Year 3 .28%
5 Years 1 .22%§
10 Years 1 .91%§
Bloomberg Municipal 1-15 Year Blend (1-17) Index
**
Total
Return
1 Year 2 .47%
5 Years 1 .25%§
10 Years 1 .87%§

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Tax-Exempt Bond Fund 651
The Tax-Exempt Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide federal tax-exempt current income
consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from
federal income tax.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
3.03%, 2.28%, 3.43% and 3.28%, respectively. This is compared to the Fund’s benchmark, the Bloomberg Municipal 1-15 Year
Blend (1-17) Index, which gained 2.47% during the fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of
any kind.
For the fiscal year, the Morningstar
®
Muni National Intermediate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
2.41%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
In 2022, municipal markets experienced a slowdown in issuance due to rising interest rates. This was accompanied by outflows from municipal mutual funds and ETFs, as municipals followed the broader fixed income market in a sell-off. This market
selloff, which mirrored the overall U.S. rates market, was driven by heightened inflation and the Federal Reserve's confirmation of its intent to accelerate the tightening of monetary conditions.
The flows in 2023 have displayed a notable moderation when
compared to the previous two years, with net flows remaining close to neutral.
Throughout the fiscal year, municipal credit fundamentals
continued to exhibit resilience. The Bloomberg Municipal
Bond Index returned 2.64%, with its key components, the
General Obligation Bond Index and the Revenue Bond Index,
generating returns of 1.95% and 3.05%, respectively. Notably, lower-quality municipals outperformed their higher-rated
counterparts, with BBB-rated municipals returning 3.96%,
while AAA-rated municipals posted a return of 1.71%.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s overweight to the revenue sector as well as BBB-
rated and sub-investment grade rated cohorts was additive to performance as credit spreads tightened over the fiscal year.
Within the revenue sector, an overweight to healthcare was
positive. At the state level, an overweight to Illinois and Puerto
Rico was additive. A long duration position detracted from
performance, as rates increased across the curve during the
fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, MacKay Shields
LLC (“MacKay”) outperformed the Fund’s benchmark during
the fiscal year. Overweights to lower quality cohorts, non-rated bonds, and 12-17 year maturities all contributed positively to performance. MacKay’s overall long duration position was a
slight drag.
Goldman Sachs Asset Management, L.P. (“Goldman”)
outperformed the Fund’s benchmark during the fiscal year.
Goldman had a lower quality bias, with an underweight to
AAA-rated municipals and an overweight to BBB-rated and
non-rated municipals.
State selection was a detractor. Positioning within Illinois general obligation bonds and New Jersey Transportation Trust
Fund Authority bonds contributed to performance. Overweight
exposure to longer maturity municipals in the 10-year and 20-
year parts of the curve was also positive.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
652 Tax-Exempt Bond Fund
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on November 1, 2013.
** Bloomberg Municipal 1-15 Year Blend (1-17) Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from
1-17 years.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Tax-Exempt Bond Fund 653
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 969.20 $ 1,021.17
Expenses Paid During Period* $ 3.97 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 965.60 $ 1,017.59
Expenses Paid During Period* $ 7.48 $ 7.68
* Expenses are equal to the Fund's annualized expense ratio of 1.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 971.00 $ 1,023.14
Expenses Paid During Period* $ 2.04 $ 2.09
* Expenses are equal to the Fund's annualized expense ratio of 0.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
654 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 970.50 $ 1,022.63
Expenses Paid During Period* $ 2.53 $ 2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.9%
Alabama - 2.8%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 144
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 193
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 278
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 328
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,803
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 11,500 3.875 12/01/23 11,491
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,437
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,019
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 736
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 929
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 638
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 543
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,326
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/49 4,618
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 10/01/52 1,926
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 4.540 10/01/52 2,080
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,583
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 2.850 04/01/53 24,398
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 680
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,059
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,378
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,006
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,746
County of Jefferson Sewer Revenue Bonds 8,290 6.000 10/01/42 8,519
County of Jefferson Sewer Revenue Bonds (µ) 725 5.500 10/01/53 726
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 259
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 879
Health Care Authority for Baptist Health/ (The) Revenue Bonds 550 5.000 11/15/37 548
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 349
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,000
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,000
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 686
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 614
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 370
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 343
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 1,898
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 166
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 415
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,173
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,214
Southeast Alabama Gas Supply District Revenue Bonds 1,760 4.000 06/01/24 1,752
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,997
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,351
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 827
State of Alabama General Obligation Unlimited 5,000 3.000 08/01/26 4,816

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,132
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 7,980
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 777 4.500 05/01/32 687
University of Alabama (The) Revenue Bonds (ae) 4,050 4.000 07/01/30 4,051
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,022
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 731
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 329
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 205
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 282
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 309
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 400
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 415
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 218
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 199
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,644
134,845
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,170
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 765
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 442
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 164
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 658
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 308
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 315
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 222
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,171
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 770
Alaska Municipal Bond Bank Authority Revenue Bonds 3,840 5.000 12/01/42 3,880
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 748
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 885
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 783
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 963
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,342
14,586
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 5,999
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,750 4.230 01/01/46 3,694
Arizona Industrial Development Authority Revenue Bonds 250 2.650 07/01/26 234
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 343
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 189
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,210
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,147
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 257
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 219
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,023
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,115
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,048
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 225

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,626
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 978
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 679
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 185
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,178
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 74
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,946
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 212
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 264
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 154
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,756
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,515
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,608
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,606
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,097
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,075
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,051
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,531
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,840
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,139
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 271
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 980
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,789
Entertainment Center Community Facilities District Revenue Bonds 2,933 4.000 07/01/37 2,862
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 757
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 968
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 812
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 484
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 39
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 873
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 85
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,025
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 946
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 817
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,068
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 536
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 392
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 01/01/38 1,978
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 337
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 259
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 640
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 406
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 453
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 470
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 492

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 129
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 222
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 789
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,037
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,950 5.000 12/01/45 1,979
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,094
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 388
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 427
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 392
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 215
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 332
79,960
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 184
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 217
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 40
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 167
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 140
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 165
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 231
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 227
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,604
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 547
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 533
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 504
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,022
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,004
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 935
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 809
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,002
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 348
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 331
12,010
California - 7.5%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 105
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 515
Bay Area Toll Authority Revenue Bonds (~)(Ê) 1,700 3.950 04/01/55 1,700
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 4.490 04/01/56 1,696
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 4.600 04/01/56 1,155
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 932
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 626
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,004
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 207
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 259
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 602

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 12,058
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 274
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 404
California County Tobacco Securitization Agency Revenue Bonds 15 4.000 06/01/49 15
California County Tobacco Securitization Agency Revenue Bonds 210 5.000 06/01/49 201
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 100 1.500 08/01/52 100
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 209
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 459
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 819
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,318
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 830
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,384
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 370
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 605
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,610
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 235
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,542
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 781
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 138
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 410
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 585
California Infrastructure & Economic Development Bank Revenue Bonds 245 4.000 05/01/40 209
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 213
California Infrastructure & Economic Development Bank Revenue Bonds 295 4.000 05/01/41 250
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 473
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,301
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,296
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 101
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 96
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 720
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 102
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 95
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 153
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 229
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,394
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 371
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 69
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 835
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 101
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,250
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,126
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 196
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 513
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 314
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 344
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,305
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 605

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 269
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 185
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 462
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 95
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 713
California School Finance Authority Revenue Bonds (Þ) 645 5.000 07/01/40 587
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 934
California School Finance Authority Revenue Bonds (Þ) 650 5.000 08/01/46 591
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 76
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 483
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 383
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,453
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 348
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 283
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 448
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 277
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 275
California Statewide Communities Development Authority Revenue Bonds 435 4.750 09/02/33 410
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,128
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,110
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 332
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,304
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,527
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 1,806
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 526
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,727
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,805
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 529
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 808
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 658
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,024
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 103
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 372
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 352
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 242
City of Beaumont Special Tax 600 5.000 09/01/43 556
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 447
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 443
City of Calimesa Special Tax 185 4.000 09/01/33 172
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,309
City of Fillmore Special Tax 920 5.000 09/01/38 877
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,015
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 241
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 514
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 615
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 5,805
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,258

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 5,893
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 12,206
City of Palm Desert Special Tax 25 4.000 09/01/30 24
City of Palm Desert Special Tax 25 4.000 09/01/33 23
City of Palm Desert Special Tax 25 4.000 09/01/36 22
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,301
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 23
City of Roseville Special Tax 250 4.000 09/01/33 229
City of Roseville Special Tax 500 4.500 09/01/33 459
City of Roseville Special Tax 30 4.000 09/01/34 27
City of Roseville Special Tax 2,250 5.000 09/01/35 2,262
City of Roseville Special Tax 35 4.000 09/01/36 31
City of Roseville Special Tax 125 2.500 09/01/37 84
City of Roseville Special Tax 40 4.000 09/01/38 34
City of Roseville Special Tax 45 4.000 09/01/40 37
City of Roseville Special Tax 725 4.000 09/01/41 600
City of Roseville Special Tax 1,500 6.000 09/01/53 1,451
City of Sacramento North Natomas Community Facilities District No. 4 Revenue
Bonds (µ) 2,745 5.000 09/01/30 2,926
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,065
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 475
Corona Community Facilities District Special Tax 100 5.000 09/01/30 102
Corona Community Facilities District Special Tax 100 5.000 09/01/31 102
Corona Community Facilities District Special Tax 180 5.250 09/01/33 187
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,179
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 102
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 279
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 504
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 587
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 364
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,148
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 416
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 807
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 597
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 117
Dublin Community Facilities District Improvement Area No. 1 Special Tax 2,285 5.000 09/01/37 2,285
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 902
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,862
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 797
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,444
Golden State Tobacco Securitization Corp. Revenue Bonds 1,150 5.000 06/01/45 1,173
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 450
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,049

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
662 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,783
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,125
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 642
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,017
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 798
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 430
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,938
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,708
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,154
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,029
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 822
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 357
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 516
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,871
Irvine Unified School District Special Tax 60 5.000 09/01/30 62
Irvine Unified School District Special Tax 60 5.000 09/01/34 62
Irvine Unified School District Special Tax 75 5.000 09/01/36 76
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,120
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 791
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,563
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,424
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,005
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,801
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 610
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,238
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 398
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 335
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 436
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 381
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 451
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 533
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 484
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,387
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,108
Menifee Union School District Special Tax 150 5.000 09/01/42 139
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 07/01/37 6,636
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,214
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,004
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,497
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 992
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 779
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 832
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 367
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 193
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 407
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 423
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 830
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 677
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 284
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 244
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 512
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 100
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,315
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,019
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,169
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 506
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,031
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 286
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 371
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 473
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 216
Riverside Unified School District Special Tax 25 4.000 09/01/27 24
Riverside Unified School District Special Tax 30 4.000 09/01/28 29
Riverside Unified School District Special Tax 30 4.000 09/01/29 29
Riverside Unified School District Special Tax 30 4.000 09/01/30 28
Romoland School District Special Tax 250 5.000 09/01/38 243
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,479
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,722
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,800 0.785 06/01/34 1,584
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,744
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,009
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,610
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,078
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 345
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 819
San Diego Unified School District General Obligation Unlimited 2,735 5.000 07/01/47 2,770
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 3,000 5.250 05/01/48 3,092
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 10,280
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 97
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 5,140 5.250 01/15/49 5,148
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 450
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 735
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,201
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 547
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 811
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,324
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 499
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 498
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,048
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 868

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
664 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 680
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,421
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,492
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,566
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,205
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,136
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,546
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 733
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 402
Southern California Public Power Authority Revenue Bonds 1,970 5.000 07/01/40 2,100
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,545
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,257
State of California General Obligation Unlimited 7,360 4.000 10/01/24 7,390
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,093
State of California General Obligation Unlimited 4,835 5.000 11/01/25 4,839
State of California General Obligation Unlimited (ae) 2,260 5.000 11/01/25 2,263
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,655
State of California General Obligation Unlimited (µ) 5,000 5.000 09/01/35 5,098
State of California General Obligation Unlimited 1,285 4.000 09/01/43 1,166
State of California General Obligation Unlimited 270 5.000 04/01/49 274
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 53
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 54
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 52
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 58
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 57
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 60
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 39
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 116
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 93
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 109
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,651
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 133
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 136
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 67
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 134
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 132
Tobacco Settlement Financing Corp. Revenue Bonds 175 4.000 06/01/49 163
Town of Tiburon Special Assessment 75 2.375 09/02/41 44
Town of Tiburon Special Assessment 150 2.500 09/02/46 82
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 122
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 86
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 686
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 119
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 118
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 117
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 126
University of California Revenue Bonds 13,295 5.500 05/15/40 14,660
University of California Revenue Bonds 9,000 5.000 05/15/41 9,057

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,663
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 870
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,238
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 893
355,148
Colorado - 2.2%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,615
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 1,966
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,562
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 998
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,199
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,002
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 996
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 746
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,537
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 371
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,255
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,535
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 410
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,047
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,699
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,403
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,242
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 927
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,247
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,216
City & County of Denver Dedicated Excise Tax Revenue Bonds 1,880 5.000 08/01/42 1,861
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,513
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 897
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 78
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 66
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 586
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 56
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,004
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 310
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 853
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 86
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 20
Colorado Educational & Cultural Facilities Authority Revenue Bonds 335 4.000 10/01/46 244
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 69
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 68
Colorado Health Facilities Authority Revenue Bonds 1,150
Zero
coupon 07/15/24 1,118
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,750
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 673
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,281
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,028
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,524

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
666 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 861
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 5,973
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 926
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,109
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 975
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,000
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,090
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 689
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,806
Colorado Housing & Finance Authority Revenue Bonds 1,200 4.250 11/01/49 1,174
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,383
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 685
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,083
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 730
Denver Health & Hospital Authority Revenue Bonds 1,585 5.000 12/01/30 1,580
Denver Health & Hospital Authority Revenue Bonds 500 5.000 12/01/31 498
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 447
Denver Urban Renewal Authority Tax Allocation (Þ) 1,210 5.250 12/01/39 1,151
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,288
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,048
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,205
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 164
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,205
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,121
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,019
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 507
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,543
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 373
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,014
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,177
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 367
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 490
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,354
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,358
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,035
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 507
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,365
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 687
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 883
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 870
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 456
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,585
State of Colorado Certificate of Participation 2,000 6.000 12/15/40 2,230
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 130
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 130
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 713

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,025
105,067
Connecticut - 2.0%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,381
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 971
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,685
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 718
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,316
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 585
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 255
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,231
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 366
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 177
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 607
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 616
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 459
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 131
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 521
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,940
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 208
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 104
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 857
City of New Haven General Obligation Unlimited 1,900 5.250 08/01/43 1,924
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 792
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,070
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 404
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 407
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 539
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 450
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 600
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 994
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 94
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,538
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,082
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 376
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,821
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 392
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,045
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,824
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 647
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 3,745
State of Connecticut Clean Water Fund - State Revolving Fund 4,000 5.000 02/01/33 4,261
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,105
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,379
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 258
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,627

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
668 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 289
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,053
State of Connecticut General Obligation Unlimited 4,975 4.000 04/15/37 4,706
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,496
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,222
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,277
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,185
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 2,911
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 411
Town of North Branford General Obligation Unlimited 4,860 5.000 08/02/24 4,892
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,774
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,626
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 698
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,531
94,573
Delaware - 0.2%
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 347
Delaware State Economic Development Authority Revenue Bonds 55 4.000 08/01/29 51
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 169
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 144
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 830
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 606
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,011
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,662
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,660
Town of Bridgeville Special Tax 75 4.000 07/01/24 74
Town of Bridgeville Special Tax 100 4.000 07/01/25 98
Town of Bridgeville Special Tax 100 4.000 07/01/26 97
Town of Bridgeville Special Tax 90 4.000 07/01/27 87
Town of Bridgeville Special Tax 380 4.000 07/01/30 351
10,187
District of Columbia - 1.2%
District of Columbia General Obligation Unlimited 3,635 5.000 06/01/38 3,602
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,022
District of Columbia Housing Finance Agency (~)(Ê) 1,850 5.000 12/01/26 1,860
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,020
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,544
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 4,757
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,059
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 1,929
District of Columbia Revenue Bonds 125 5.000 07/01/37 123
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,644
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,652
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 214
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 1,892
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 401
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,160
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 300 5.000 10/01/31 308
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 455 5.000 10/01/35 463

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 727
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,003
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,411
Washington Metropolitan Area Transit Authority Revenue Bonds 1,030 4.000 07/15/34 1,016
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,290
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 628
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,527
55,252
Florida - 6.3%
Abbott Square Community Development District Special Assessment 165 4.500 06/15/27 161
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 817
AH at Turnpike South Community Development District Special Assessment 100 2.350 05/01/26 93
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 155
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 347
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 191
Arbors Community Development District Special Assessment (Þ) 120 4.500 05/01/30 116
Arbors Community Development District Special Assessment (Þ) 130 5.400 05/01/43 121
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,177
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,206
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,241
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,273
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,262
Artisan Lakes East Community Development District Special Assessment (Þ) 490 2.300 05/01/26 456
Astonia Community Development District Revenue Bonds (Þ) 250 4.350 06/15/30 239
Astonia Community Development District Special Assessment (Þ) 125 2.500 05/01/26 118
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 213
Avalon Park West Community Development District Special Assessment (Þ) 200 4.700 05/01/32 190
Ave Maria Stewardship Community District Special Assessment 745 2.875 05/01/27 697
Ave Maria Stewardship Community District Special Assessment (Þ) 225 3.000 05/01/27 210
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 1,956
Ave Maria Stewardship Community District Special Assessment (Þ) 600 4.500 05/01/33 562
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,340
Avenir Community Development District Special Assessment 150 4.500 05/01/30 145
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 143
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 95 2.375 05/01/26 89
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 250 2.875 05/01/31 208
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 42
Bauer Drive Community Development District Special Assessment 150 4.500 06/15/30 144
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 376
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 716
Berry Bay Community Development District Special Assessment 335 4.625 05/01/30 323
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 240
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 193
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 203
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 207
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 659
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 574

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
670 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bridgewalk Community Development District Special Assessment (Þ) 135 2.500 06/15/27 122
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 341
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 238
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 102
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 74
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 874
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 413
Celebration Community Development District Special Assessment 105 2.250 05/01/26 98
Celebration Community Development District Special Assessment 115 2.750 05/01/31 95
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 217
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 680
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 114
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 110
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 389
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 120
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 588
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 862
CFM Community Development District Special Assessment 185 2.400 05/01/26 173
CFM Community Development District Special Assessment 125 2.875 05/01/31 104
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 187
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 235
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 209
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 225
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 234
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 247
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,205
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 770
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,168
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,252
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,100
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,763
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,337
City of Palmetto Revenue Bonds 210 4.250 06/01/27 205
City of Palmetto Revenue Bonds 400 5.000 06/01/32 401
City of Palmetto Revenue Bonds 300 5.125 06/01/42 282
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,011
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 654
City of Tampa Revenue Bonds 720 5.000 07/01/32 737
City of Tampa Revenue Bonds 725 5.000 07/01/33 741
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,154
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,814
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,185
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,775
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 179
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 206
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 404
Coddington Community Development District Special Assessment (Þ) 230 4.200 05/01/27 223
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,394

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connerton East Community Development District Special Assessment (Þ) 695 4.250 06/15/30 667
Copes Landing Community Development District Special Assessment 550 4.875 05/01/30 535
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 572
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 586
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 159
Cordova Palms Community Development District Special Assessment (Þ) 100 4.500 05/01/27 97
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 203
Cordova Palms Community Development District Special Assessment (Þ) 170 5.100 05/01/32 164
Cordova Palms Community Development District Special Assessment (Þ) 105 5.300 05/01/32 101
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 240
Corkscrew Farms Community Development District Special Assessment (Þ) 15 3.750 11/01/23 15
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 150
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 92
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,597
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 3,921
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 3,767
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 951
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,424
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,860
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,270
County of Miami-Dade Transit System Revenue Bonds 5,035 5.000 07/01/43 5,097
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 9,603
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 708
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,123
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 408
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 357
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 254
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 444
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 601
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 519
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 774
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 107
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 106
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 53
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 42
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 3,963
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 742
County of St. Johns Water & Sewer Revenue Bonds 2,500 5.000 06/01/52 2,526
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,052
Cross Creek North Community Development District Special Assessment 375 4.500 05/01/30 358
Crossings Community Development District Special Assessment (Þ) 1,745 5.000 05/01/42 1,543
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 626
Cypress Bay West Community Development District Special Assessment (Þ) 140 4.625 05/01/30 134
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 594
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 325
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 562
Cypress Shadows Community Development District Special Assessment (Þ) 108 5.000 11/01/32 105
Cypress Shadows Community Development District Special Assessment (Þ) 292 5.000 11/01/37 272

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
672 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cypress Shadows Community Development District Special Assessment (Þ) 347 5.000 11/01/42 307
Deer Run Community Development District Special Assessment 1,130 5.400 05/01/39 1,066
Deerbrook Community Development District Revenue Bonds (Þ) 345 4.375 05/01/30 329
DG Farms Community Development District Special Assessment 100 2.750 05/01/25 96
Downtown Doral South Community Development District Special Assessment (Þ) 105 3.875 12/15/23 105
DW Bayview Community Development District Special Assessment (Þ) 30 2.375 05/01/26 28
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 49
Eagle Pointe Community Development District Special Assessment (Þ) 15 3.000 05/01/25 15
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 53
East 547 Community Development District Revenue Bonds 305 5.500 05/01/30 301
East Bonita Beach Road Community Development District Special Assessment (Þ) 20 3.875 11/01/23 20
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 327
East Nassau Stewardship District Special Assessment 145 2.400 05/01/26 135
East Nassau Stewardship District Special Assessment 235 3.000 05/01/31 197
Eden Hills Community Development District Special Assessment 50 3.250 05/01/27 47
Edgewater East Community Development District Special Assessment 30 2.500 05/01/26 28
Edgewater East Community Development District Special Assessment 120 3.000 05/01/27 110
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 85
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 196
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 227
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,015
Enbrook Community Development District Special Assessment (Þ) 105 2.500 05/01/25 101
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 302
Epperson North Community Development District Special Assessment 65 2.500 05/01/26 61
Epperson North Community Development District Special Assessment (Þ) 305 2.450 11/01/26 281
Epperson North Community Development District Special Assessment 160 3.000 05/01/31 135
Epperson North Community Development District Special Assessment (Þ) 290 3.100 11/01/31 243
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 362
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,004
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 355
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 534
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 971
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 149
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 437
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 96
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 136
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 151
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 107
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 288
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 93
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 36
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 92
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 126
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 157
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 902
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 764
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 803
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 96

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 89
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,262
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 1,731
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,316
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,721
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 830
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 114
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 179
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,054
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,429
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,685
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 954
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 733
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 130
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,798
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 614
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,447
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,820
Florida Municipal Power Agency Revenue Bonds 400 3.000 10/01/32 345
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 200
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 183
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 93
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 99
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 97
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 100
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 103
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 101
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 702
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 79
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 504
Gracewater Sarasota Community Development District Special Assessment (Þ) 355 2.400 05/01/26 331
Grand Oaks Community Development District Special Assessment (Þ) 150 2.625 11/01/26 138
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 681
Grove Resort Community Development District Special Assessment (Þ) 120 2.950 05/01/27 110
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 994
Hammock Oaks Community Development District Special Assessment (Þ) 195 4.875 05/01/30 189
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 799
Harmony West Community Development District Special Assessment (Þ) 65 4.125 05/01/24 65
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 413
Harmony West Community Development District Special Assessment (Þ) 200 4.125 05/01/30 191
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 583
Harmony West Community Development District Special Assessment (Þ) 635 5.000 05/01/43 571
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 97
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 286
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 260
Hills Minneola Community Development District Special Assessment (Þ) 95 3.000 05/01/25 92

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
674 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 123
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 935
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 898
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 7,565
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 9,722
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 302
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 431
Hyde Park Community Development District No. 2 Special Assessment 345 3.250 05/01/27 323
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,070
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 330
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 83
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 153
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 111
Kingman Gate Community Development District Special Assessment (Þ) 125 2.500 06/15/26 117
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 220
Lake Emma Community Development District Special Assessment (Þ) 125 4.500 05/01/30 120
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 354
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 356
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 359
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 367
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 370
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,137
Lakewood Park Community Development District Special Assessment 190 4.750 05/01/30 184
Lakewood Ranch Stewardship District Special Assessment (Þ) 140 2.125 05/01/26 130
Lakewood Ranch Stewardship District Special Assessment 325 2.125 05/01/26 301
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 500
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 485
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 270
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 87
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 213
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 338
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 488
Laurel Road Community Development District Special Assessment 265 2.600 05/01/26 248
Laurel Road Community Development District Special Assessment 885 3.125 05/01/31 749
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 1,000 5.000 04/01/33 1,011
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 133
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 891
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 240 3.800 05/01/27 229
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 510
Meadow View at Twin Creeks Community Development District Special Assessment 460 2.400 05/01/26 429
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 172
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 249
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,020
Merrick Square Community Development District Special Assessment (Þ) 200 4.500 05/01/30 192
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 407
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 97
Midtown Miami Community Development District Special Assessment 1,835 5.000 05/01/37 1,678
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 420

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 520
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 89
North Dade Community Development District Special Assessment 96 3.500 05/01/26 91
North Dade Community Development District Special Assessment 100 3.500 05/01/27 93
North Dade Community Development District Special Assessment 99 3.500 05/01/28 91
North Dade Community Development District Special Assessment 327 3.750 05/01/31 290
North Dade Community Development District Special Assessment 824 4.000 05/01/38 695
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 1,768
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 612
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 3,773
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,676
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 474
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 144
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 86
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 555
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 840
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,543
Palm Coast Park Community Development District Special Assessment 120 2.400 05/01/26 112
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 189
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 695
Park East Community Development District Special Assessment (Þ) 370 2.400 11/01/26 336
Parker Road Community Development District Special Assessment 120 3.100 05/01/25 116
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 224
Parkview at Long Lake Ranch Community Development District Special Assessment 265 2.500 05/01/25 254
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 93
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 98
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 103
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 107
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 450
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 483
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 359
Pine Isle Community Development District Special Assessment (Þ) 250 2.375 12/15/26 231
Pine Isle Community Development District Special Assessment 115 4.500 06/15/30 111
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 86
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 497
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 756
Portico Community Development District Special Assessment 25 3.250 05/01/31 21
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 187
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 289
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,284
Ranches at Lake McLeod Community Development District Revenue Bonds 175 4.625 06/15/30 168
Reunion East Community Development District Special Assessment 415 2.400 05/01/26 388
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 590
Reunion West Community Development District Special Assessment 100 2.600 05/01/27 93

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
676 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 371
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 360
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 350
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 373
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 350
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 476
River Glen Community Development District Special Assessment 151 2.500 05/01/29 128
River Glen Community Development District Special Assessment 159 2.500 05/01/31 126
River Glen Community Development District Special Assessment 750 3.000 05/01/31 634
River Glen Community Development District Special Assessment 509 3.000 05/01/34 406
River Glen Community Development District Special Assessment 750 3.000 05/01/36 558
River Glen Community Development District Special Assessment 685 3.000 05/01/38 479
River Landing Community Development District Special Assessment 850 4.125 05/01/40 686
Rivers Edge III Community Development District Special Assessment (Þ) 160 2.400 05/01/26 149
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 253
Rivington Community Development District Special Assessment 285 3.250 05/01/27 267
Rivington Community Development District Special Assessment 430 3.625 05/01/32 371
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 306
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 345
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 354
Rye Crossing Community Development District Special Assessment 205 4.125 05/01/30 195
Rye Crossing Community Development District Special Assessment (Þ) 200 5.000 11/01/30 193
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 71
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 129
Sanctuary Cove Community Development District Special Assessment 70 2.125 05/01/26 65
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 155
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 270
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 536
Sandmine Road Community Development District Special Assessment (Þ) 245 2.300 11/01/26 226
Sandmine Road Community Development District Special Assessment (Þ) 100 5.000 11/01/29 98
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 118
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,311
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 112
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,795
Savanna Lakes Community Development District Special Assessment (Þ) 200 4.250 06/15/30 191
Sawgrass Village Community Development District Special Assessment (Þ) 115 4.875 05/01/30 110
Sawgrass Village Community Development District Special Assessment (Þ) 240 5.500 05/01/43 218
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 276
Scenic Terrace South Community Development District Special Assessment (Þ) 70 3.750 05/01/27 67
Scenic Terrace South Community Development District Special Assessment 215 5.750 11/01/30 213
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,055
School District of Broward County General Obligation Limited 885 5.000 07/01/39 915
School District of Broward County General Obligation Limited 590 5.000 07/01/40 608
Seaton Creek Reserve Community Development District Special Assessment (Þ) 250 4.625 06/15/30 240
Sedona Point Community Development District Special Assessment 300 4.125 06/15/30 285
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 339
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 333
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 469

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Seminole Palms Community Development District Special Assessment 330 4.750 05/01/30 316
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 535
Shingle Creek at Bronson Community Development District Special Assessment 150 2.500 06/15/26 140
Siena North Community Development District Special Assessment (Þ) 110 2.875 06/15/27 101
Silver Palms West Community Development District Special Assessment 335 2.600 06/15/27 302
Silverlake Community Development District Special Assessment 200 4.500 05/01/30 193
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 474
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 199
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 211
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 583
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 600
Somerset Community Development District Special Assessment (Þ) 460 4.000 05/01/32 411
Sorrento Pines Community Development District Revenue Bonds 200 4.375 05/01/30 191
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 97
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 224
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,746
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 440
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 210
South Village Community Development District Special Assessment 415 3.500 05/01/32 372
South Village Community Development District Special Assessment 230 3.750 05/01/38 194
Southern Groves Community Development District No. 5 Special Assessment 60 2.875 05/01/24 59
Southern Groves Community Development District No. 5 Special Assessment 110 2.400 05/01/26 103
Southern Groves Community Development District No. 5 Special Assessment 730 2.800 05/01/31 605
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 193
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 196
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 196
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 196
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 201
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 202
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,011
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,009
Stonewater Community Development District Special Assessment (Þ) 220 2.250 11/01/26 202
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 433
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,089
Stoneybrook North Community Development District Special Assessment 265 5.500 11/01/29 261
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 235 4.500 06/15/30 226
Storey Drive Community Development District Special Assessment (Þ) 160 2.550 06/15/27 146
Summer Woods Community Development District Special Assessment (Þ) 150 2.500 05/01/26 140
Summerstone Community Development District Special Assessment (Þ) 180 2.200 05/01/26 168
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 447
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 337
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,593
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,117
Tern Bay Community Development District Special Assessment 815 3.125 06/15/27 753
Terreno Community Development District Special Assessment 375 4.250 05/01/30 356
Timber Creek Community Development District Special Assessment (Þ) 90 4.125 11/01/24 89
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 388
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 493

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
678 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Timber Creek Southwest Community Development District Special Assessment 265 2.500 06/15/25 254
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 559
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 272
Tolomato Community Development District Special Assessment 120 3.500 05/01/24 119
Tolomato Community Development District Special Assessment 1,420 2.625 05/01/27 1,316
Tolomato Community Development District Special Assessment 360 2.875 05/01/27 337
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,389
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,608
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,270
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,006
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 719
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 444
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,695
Town of Davie Revenue Bonds 550 5.000 04/01/33 562
Tradition Community Development District No. 9 Special Assessment 125 2.300 05/01/26 117
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 223
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 372
Tuckers Pointe Community Development District Special Assessment 40 3.000 05/01/27 37
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 85
Two Rivers East Community Development District Special Assessment (Þ) 940 4.875 05/01/30 904
Two Rivers North Community Development District Special Assessment (Þ) 105 4.625 05/01/27 102
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 595
Union Park East Community Development District Special Assessment (Þ) 80 2.400 05/01/26 75
Varrea South Community Development District Special Assessment (Þ) 340 4.250 05/01/30 325
V-Dana Community Development District Special Assessment (Þ) 285 2.600 05/01/26 268
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 107
Veranda Community Development District II Special Assessment (Þ) 20 2.500 05/01/26 19
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 42
Veranda Landing Community Development District Special Assessment (Þ) 310 4.500 06/15/30 297
Verano No. 3 Community Development District Special Assessment (Þ) 60 2.375 05/01/26 56
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 102
Viera Stewardship District Special Assessment 250 2.300 05/01/26 233
Viera Stewardship District Special Assessment 460 2.800 05/01/31 383
Viera Stewardship District Special Assessment 300 4.600 05/01/33 283
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 911
Village Community Development District No. 12 Special Assessment (Þ) 1,410 3.800 05/01/28 1,364
Village Community Development District No. 13 Special Assessment 765 1.800 05/01/26 711
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 170
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 634
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 188
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 124
Villamar Community Development District Special Assessment 260 4.875 05/01/30 250
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 220
Villamar Community Development District Special Assessment (Þ) 355 3.500 11/01/32 301
Villamar Community Development District Special Assessment 925 5.625 05/01/43 859
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,300
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 185
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 755

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 838
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,113
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 921
West Hillcrest Community Development District Special Assessment 420 4.500 06/15/30 403
West Port Community Development District Special Assessment (Þ) 165 4.250 05/01/27 159
West Villages Improvement District Special Assessment 280 5.250 05/01/30 275
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 701
West Virginia Economic Development Authority Revenue Bonds 225 4.750 05/01/28 218
Westside Haines City Community Development District Special Assessment 95 2.500 05/01/26 89
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 182
Westview North Community Development District Special Assessment (Þ) 350 5.000 06/15/29 341
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 93
Willows Community Development District Special Assessment (Þ) 350 4.700 05/01/29 341
Wind Meadows South Community Development District Special Assessment (Þ) 920 5.375 05/01/43 843
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 229
Windward at Lakewood Ranch Community Development District Special Assessment 330 3.625 05/01/32 285
Windward at Lakewood Ranch Community Development District Special Assessment 115 4.000 05/01/42 89
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 226
296,513
Georgia - 2.5%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,210 2.375 07/01/26 1,143
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,793
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 724
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 956
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 513
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 693
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 765
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,082
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,018
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,428
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,320
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,378
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 218
Downtown Smyrna Development Authority Revenue Bonds 525 5.000 02/01/27 547
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/54 2,152
Fulton County Development Authority Revenue Bonds (Þ) 140 3.000 04/01/24 138
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,653
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 395
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,281
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 525
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,785
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 4,250 4.000 08/01/48 4,249
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,417
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 1,924
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,395
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 5,914
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,400 5.000 07/01/53 1,391
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,110 5.000 12/01/53 2,094
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 5.258 12/01/53 35,886

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
680 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 1,700 3.875 10/01/48 1,655
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 473
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,418
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,833
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,116
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,719
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 363
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 667
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,782
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 230
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 338
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 857
118,228
Guam - 1.0%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 454
Guam Business Privilege Tax Revenue Bonds 950 5.000 01/01/29 959
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 906
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 779
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,365
Guam Department of Education Certificate of Participation 515 3.625 02/01/25 497
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 243
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 377
Guam Government Waterworks Authority Revenue Bonds 1,240 5.000 07/01/28 1,240
Guam Government Waterworks Authority Revenue Bonds 6,030 5.000 07/01/29 6,034
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 300
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 600
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,263
Guam Government Waterworks Authority Revenue Bonds 5,200 5.000 01/01/46 4,750
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 382
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,105
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,831
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,691
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,451
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,007
Territory of Guam Revenue Bonds 50 5.000 11/01/27 51
Territory of Guam Revenue Bonds 50 5.000 11/01/28 51
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,681
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,006
Territory of Guam Revenue Bonds 50 5.000 11/01/29 50
Territory of Guam Revenue Bonds 50 5.000 11/01/30 50
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,533
Territory of Guam Revenue Bonds 555 5.000 12/01/35 544
Territory of Guam Revenue Bonds 980 5.000 12/01/36 939
49,139
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,606
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,287
Hawaii State General Obligation 1,500 5.000 01/01/37 1,556
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 270

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 681
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 224
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 325
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 896
6,164
Idaho - 0.3%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 963
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,382
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,049
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 1,996
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,307
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 954
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 457
11,780
Illinois - 13.9%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 410
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,054
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 205
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 639
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 45
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 29
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 589
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 271
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 4,009
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 678
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,067
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,469
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,792
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,537
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,032
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,526
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,653
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,622
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,160
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,095
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,584
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,213
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,477
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,240
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 271
Chicago Board of Education Revenue Bonds 575 5.000 04/01/35 570
Chicago Board of Education Revenue Bonds 640 5.000 04/01/36 628
Chicago Board of Education Revenue Bonds 785 5.000 04/01/46 699
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,015
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 943
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,447

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
682 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Midway International Airport Revenue Bonds 3,850 5.000 01/01/35 3,860
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,258
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 3,893
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,198
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,582
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 975
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,193
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,296
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,268
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,291
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,294
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,064
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 6,937
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,738
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 349
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,015
Chicago O'Hare International Airport Revenue Bonds 5,250 5.250 12/01/49 5,154
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 4,748
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,442
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 2,738
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,067
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,683
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 653
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,940
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,561
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,754
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,015 5.000 01/01/29 7,308
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 7,853
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,104
Chicago Sales Tax Securitization Corp. Revenue Bonds 635 5.000 01/01/35 640
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 633
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 252
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,280
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 207
Chicago Wastewater Transmission Revenue Bonds (µ) 1,250 5.000 01/01/37 1,301
Cirt of Chicago General Obligation Unlimited 5,520 5.250 01/01/31 5,531
City of Belleville Sales Tax Revenue Tax Allocation 65 3.250 07/01/29 61
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 276
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 749
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 835
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 416
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 562
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,493
City of Chicago General Obligation Unlimited 15 5.250 01/31/23 15
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 682
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,754
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 882
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,541

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,062
City of Chicago General Obligation Unlimited 4,000 5.250 01/01/32 4,006
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 1,980
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 203
City of Chicago General Obligation Unlimited 5,600 5.000 01/01/35 5,615
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,524
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,864
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,791
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 657
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,428
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 561
City of Chicago Revenue Bonds (~)(Ê) 3,000 5.000 11/01/26 3,016
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.200 12/01/29 263
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.290 12/01/30 283
City of Chicago Special Assessment Revenue Bonds (Þ) 348 3.380 12/01/31 299
City of Chicago Special Assessment Revenue Bonds (Þ) 275 3.450 12/01/32 234
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 505
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 893
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,018
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,632
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,901
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,404
City of Chicago Wastewater Transmission Revenue Bonds 1,255 5.000 01/01/44 1,192
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,024
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,127
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,003
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,001
City of Galesburg Revenue Bonds 300 5.000 10/01/30 301
City of Galesburg Revenue Bonds 560 4.000 10/01/36 484
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,025
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,016
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,110
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,239
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,823
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,500
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,094
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,171
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 600
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 618
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 688
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 126
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 207
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 310
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 319
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 263
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,495
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 525
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 550

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
684 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,647
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 464
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,035
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,139
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,202
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,298
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 314
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,280
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 1,820
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,655
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 273
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 750
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 396
County of DuPage General Obligation Limited 600 5.000 01/01/28 614
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 431
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 441
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 909
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 473
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 503
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 507
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,332
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,537
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 283
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 427
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 176
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 498
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 986
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 435
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 146
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,002
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 279
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 249
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,100
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 398
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 525
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 459
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 240
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 313
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 403
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 664
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 247
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 161
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 250
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 315
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 299
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 489
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 381

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,789
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 756
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 207
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 929
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,525
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 900
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,233
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 6,291
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 890
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 724
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 1,790
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 193
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 81
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 929
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 82
Illinois Finance Authority Revenue Bonds 325 5.000 09/01/46 291
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,501
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,122
Illinois Finance Authority Revenue Bonds (~)(Ê) 24,000 4.250 08/15/57 24,000
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,883
Illinois General Obligation Unlimited 400 4.000 11/01/34 370
Illinois General Obligation Unlimited 490 5.250 05/01/38 495
Illinois General Obligation Unlimited 805 5.250 05/01/39 809
Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,442
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,393
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,158
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 906
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,004
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 466
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,067
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 4,998
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,167
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,178
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 361
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 506
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,121
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,553
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,056
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,071
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,069
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 257
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 376
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 589
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 795
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 827

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
686 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 467
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 950
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,510
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 997
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 858
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 365
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 228
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,157
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,328
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 566
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 611
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,521
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 508
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 353
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 930
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 992
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,440
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 331
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 866
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 330
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 456
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,350
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,011
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,581
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,150
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 693
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 651
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 700
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,277
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,084
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,042
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,030
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 746
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 482
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 477
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,150
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,210
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,273
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,459
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 851
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 167

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 52
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 47
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 54
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,483
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 856
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 190
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 246
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 306
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 265
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 409
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,434
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,034
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,023
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 892
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,151
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 2,894
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,664
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,024
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,333
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,303
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,518
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 200 5.000 05/01/28 199
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,657
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,117
State of Illinois General Obligation Unlimited 880 5.250 02/01/29 878
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,210
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,286
State of Illinois General Obligation Unlimited 4,775 5.000 11/01/29 4,872
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,346
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 1,937
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,151
State of Illinois General Obligation Unlimited 705 5.000 04/01/31 696
State of Illinois General Obligation Unlimited 1,295 5.000 05/01/31 1,278
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,321
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 112
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,428
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 856
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 697
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 678
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 676
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,131
State of Illinois Sales Tax Revenue Bonds 460 4.000 06/15/24 459
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,028
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 916
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 502
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,018
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 2,795

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
688 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,627
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,096
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,242
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 2,952
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 367
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,097
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 567
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 396
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 492
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 626
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 630
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 637
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,476
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,561
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,098
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,154
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 733
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 561
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,616
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 373
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 789
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,058
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 4,848
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 616
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 995
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,480
658,944
Indiana - 1.5%
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,608
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 4,987
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,463
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,212
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,239
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,210
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 523
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,050
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 2,000 0.120 05/01/28 1,999
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,030
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 23
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 885
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 334
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 514
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,024
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 781
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 705
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 35
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,313

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,459
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 803
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 369
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,057
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,569
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 986
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,083
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,046
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,141
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 867
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,075
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 551
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 3,938
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,186
70,065
Iowa - 0.5%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,247
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 252
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 821
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,017
City of Coralville Certificate of Participation 840 4.000 06/01/31 749
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 727
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,343
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,133
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,541
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 739
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 434
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 483
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 529
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,372
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 816
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 354
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 368
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 289
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 367
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 368
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 393
Tobacco Settlement Financing Corp. Revenue Bonds 485 4.000 06/01/49 432
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,471
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,087
23,332
Kansas - 0.2%
City of Manhattan Revenue Bonds 330 4.000 06/01/27 309
City of Manhattan Revenue Bonds 625 4.000 06/01/36 494
City of Prairie Village Tax Allocation 285 2.875 04/01/30 245
City of Prairie Village Tax Allocation 500 3.125 04/01/36 379
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 89
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
690 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,022
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,021
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,605
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,302
Wyandotte County City Unified Government Revenue Bonds 1,485 4.500 06/01/40 1,271
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/37 759
11,632
Kentucky - 0.6%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,401
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,623
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 193
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 667
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 699
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,660
Kentucky Economic Development Finance Authority Revenue Bonds 1,315 5.000 01/01/45 1,189
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,932
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,870
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,075
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,562
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 1,898
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 434
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 127
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 144
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 784
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,658
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 797
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 1,998
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 811
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 543
29,065
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,411
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 271
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 283
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 315
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 284
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 454
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 480
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,019
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 37
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 36
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 36
City of New Orleans Sewerage Service Revenue Bonds (µ) 85 4.000 06/01/40 74
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,031
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,971
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,004
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,134
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 16,700 0.180 08/01/35 16,700

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 691
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 6,530 0.180 12/01/40 6,530
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 814
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,916
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 899
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,451
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 319
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 69
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 245
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 709
Louisiana Housing Corp. Revenue Bonds 920 4.500 12/01/47 909
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,614
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 5,050 3.500 11/01/32 4,496
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 485
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,452
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 949
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,628
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 635
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 793
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,011
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 846
Louisiana Public Facilities Authority Revenue Bonds 115 4.000 10/01/37 101
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 834
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 83
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,330 5.000 06/01/45 4,427
Louisiana Stadium & Exposition District Revenue Bonds 1,250 5.000 07/01/37 1,293
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,381
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,398
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,050
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 958
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 657
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 545 4.217 05/01/43 532
State of Louisiana General Obligation Unlimited 2,500 5.000 03/01/38 2,610
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,025
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,309
82,968
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 152
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 276
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 346
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 829
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 487
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 467
2,557
Maryland - 1.2%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 79
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 65

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
692 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 78
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 135
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 138
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 166
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 190
Baltimore Research Park Project Revenue Bonds 210 4.000 01/01/39 179
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 294
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,744
City of Baltimore Revenue Bonds (Þ) 150 4.500 06/01/33 140
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,403
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 1,907
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 549
City of Baltimore Revenue Bonds (Þ) 100 4.875 06/01/42 89
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 319
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 530
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 530
County of Baltimore Revenue Bonds 1,050 4.000 01/01/24 1,048
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,770
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,003
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,404
County of Frederick Special Tax 750 4.000 07/01/35 690
County of Frederick Special Tax 860 4.000 07/01/36 776
County of Frederick Special Tax 500 4.000 07/01/38 432
County of Frederick Special Tax 500 4.000 07/01/39 426
County of Frederick Special Tax 500 4.000 07/01/40 421
County of Frederick Tax Allocation 890 3.250 07/01/29 793
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 2,975
Maryland Community Development Administration Revenue Bonds 2,375 4.500 09/01/48 2,335
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,506
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,602
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,017
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,276
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,125 5.000 07/01/45 2,143
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 1,990
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,504
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 2,810
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,115
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 5,370
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,724
State of Maryland General Obligation Unlimited 5,500 5.000 03/15/36 5,990
55,655
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 984
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,086
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 672
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 3,658
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,536
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,765

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,552
Commonwealth of Massachusetts General Obligation Unlimited 3,490 2.000 03/01/37 2,416
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,057
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 775 4.000 08/01/33 777
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 800 4.000 08/01/34 802
Massachusetts Development Finance Agency Revenue Bonds (Þ) 115 4.000 11/15/23 115
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,523
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,001
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,690
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,196
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,231
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 741
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 819
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 398
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 485
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 160
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 494
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 364
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 379
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,000
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,230
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,665
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,691
Massachusetts State General Obligation 3,825 5.000 07/01/37 3,876
51,363
Michigan - 2.6%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 741
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,011
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 235
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 40
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 80
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 86
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 356
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 60
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 816
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 262
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 766
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 613
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 135
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 748
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 484
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 918
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 750
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 339
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 359
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 330
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 291

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
694 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 300 5.000 04/01/38 286
City of Detroit Sewage Disposal System Revenue Bonds (CME Term SOFR 3 Month
+ 0.600%)(µ)(Ê) 3,160 0.735 07/01/32 2,933
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 393
Detroit Downtown Development Authority Tax Allocation (µ) 700 5.000 07/01/29 703
Detroit Downtown Development Authority Tax Allocation 1,785 5.000 07/01/33 1,790
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 931
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,042
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,022
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,015
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,376
Grand Rapids Charter Township Economic Development Corp. 2,365 4.000 05/15/27 2,204
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,468
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,036
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,016
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 152
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 373
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 134
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 103
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,027
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,850 5.000 07/01/29 1,957
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,040
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,575
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 112
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 981
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,115
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,419
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 939
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 470
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,440
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 863
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,006
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,383
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 655
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,026
Michigan Finance Authority Revenue Bonds 2,050 5.250 02/01/27 2,023
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,617
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,180
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,395
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 665
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,279
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,358
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,005
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 252
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,512
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 947
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,536
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 504

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,357
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 559
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,227
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 663
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,282
Michigan Finance Authority Revenue Bonds 850 5.000 06/01/49 832
Michigan Mathematics & Science Initiative Revenue Bonds 390 4.000 01/01/31 351
Michigan State Building Authority Revenue Bonds (~)(Ê) 780 2.330 04/15/58 780
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,883
Michigan State Housing Development Authority Revenue Bonds 3,900 4.250 12/01/49 3,821
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,308
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,448
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 450
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,023
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,581
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 751
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 900
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 10,725
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,117
Summit Academy North Revenue Bonds 440 2.250 11/01/26 399
Summit Academy North Revenue Bonds 780 4.000 11/01/31 687
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 633
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 309
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,873
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,314
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 607
124,603
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,984
City of Independence Revenue Bonds 175 4.000 07/01/31 153
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,477
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 991
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 170
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 204
City of Woodbury Revenue Bonds 55 3.000 12/01/30 47
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 572
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 448
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 404
Duluth Independent School District No. 709 Certificate of Participation 450 5.000 06/15/31 445
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,134
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,300 4.250 12/01/32 1,216
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 758
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 24
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 29
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 33
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,040
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 19
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 37
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 600

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
696 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 28
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 207
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 409
15,429
Mississippi - 0.8%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,402
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,800 0.140 12/01/30 3,800
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,800 0.180 12/01/30 2,800
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,440 0.250 12/01/30 2,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 11,405 0.180 11/01/35 11,405
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 99
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 99
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,005
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 98
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 123
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 171
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 208
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,014
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 621
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,181
Mississippi Home Corp. Revenue Bonds 505 4.000 12/01/44 494
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 1,952
Mississippi State Business Revenue Bonds (~)(Ê) 4,550 0.030 11/01/35 4,550
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 474
36,936
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 993
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 122
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 75
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 84
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 972
County of Boone Revenue Bonds 2,230 5.000 08/01/30 1,957
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,307
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 513
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 793
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 36
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (~)
(ae)(Ê) 5,000 5.000 05/01/52 5,180
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,201
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,544
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,437
Maryland Heights Industrial Development Authority Revenue Bonds 800 4.375 03/15/30 712
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,179
Missouri Southern State University Revenue Bonds 70 3.000 10/01/26 67
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 115
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 89
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 108
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,141

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 98
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,017
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 281
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,257
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,643
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 801
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 665
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 676
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 2,978
St Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 6,096
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/45 994
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/49 975
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 244
Washington Industrial Development Authority Revenue Bonds 150 2.500 11/01/29 133
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 570
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,113
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,108
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 995
60,382
Montana - 0.3%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 481
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 377
City of Forsyth Revenue Bonds 5,300 3.875 07/01/28 5,065
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,158
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,478
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 640
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 414
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,009
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,371
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,517
13,510
Nebraska - 0.7%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 975
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 901
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,499
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 1,996
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 5,000 5.000 03/01/50 5,015
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 686
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,777
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 230
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 733
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,268
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 7,769
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,157
34,006
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 76

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
698 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 361
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,570
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,142
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,668
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,303
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 222
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 105
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,047
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 2,979
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,422
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,077
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,068
County of Clark Passenger Facility Charge Revenue Bonds 1,625 5.000 07/01/24 1,636
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 124
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 283
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 150
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,341
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,787
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,388
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,033
Las Vegas Valley Water District General Obligation Unlimited 4,000 5.000 06/01/24 4,023
Las Vegas Valley Water District General Obligation Unlimited 2,000 5.000 06/01/25 2,035
Nevada Department of Business & Industry Revenue Bonds (Þ) 290 5.000 07/15/27 285
Nevada Department of Business & Industry Revenue Bonds (Þ) 525 4.500 12/15/29 494
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 826
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 182
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,625
44,252
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 588
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 1,972
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,754
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,502
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,761
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,828
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,617
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,921
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,024
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/39 981
14,948
New Jersey - 3.0%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 506
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 459
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 765
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 343
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 362
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 386
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 275

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,545
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,921
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 66
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 480
Jersey City General Obligation Unlimited 450 5.000 11/01/31 468
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 594
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 708
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 526
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 781
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,837
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,055
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,730
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,050
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 303
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 674
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,006
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 326
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,004
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 292
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 329
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 328
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 893
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,608
New Jersey Economic Development Authority Revenue Bonds 900 5.000 06/15/41 932
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 377
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,279
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,025
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,968
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 515
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 606
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,395
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,454
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,111
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,025
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,250
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 309
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,021
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 894
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 150
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 182
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 348
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 2,045 3.500 07/01/25 2,029
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 253
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,835
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,220 4.750 10/01/50 2,200
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 992
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,025 2.493 12/15/26 1,773
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,675 5.000 01/01/27 1,683

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
700 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,376
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 854
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,691
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 746
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 221
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 845
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,269
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,196
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,035 5.000 12/15/34 4,136
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 2,774
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 806
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 7,609
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,014
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 12,878
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,245
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 641
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,071
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,025
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,052
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 895
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,766
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,038
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 938
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 622
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 947
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 490
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,377
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,633
Tobacco Settlement Financing Corp. Revenue Bonds 1,410 5.000 06/01/46 1,307
143,010
New Mexico - 0.2%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 962
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/40 2,472
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,365 3.900 06/01/40 1,316
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,049
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,103
10,902
New York - 9.5%
Albany Capital Resource Corp. Revenue Bonds 980 4.000 06/01/29 899
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,015
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 103
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 507
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 709
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 91
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 389
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 327
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 607
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 243

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 505
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 555
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 430
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 567
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 596
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,482
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,403
City of New York General Obligation Unlimited 3,780 5.000 06/01/35 3,805
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,057
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,641
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,105
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 19,432
City of New York General Obligation Unlimited 470 4.000 03/01/42 412
City of New York General Obligation Unlimited 275 5.000 04/01/45 274
City of New York General Obligation Unlimited (~)(Ê) 7,000 4.050 10/01/46 7,000
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,817
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,259
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,079
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 1,902
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 1,983
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,616
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 451
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,649
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,795
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,304
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 8,673
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 3,605
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,026
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 767
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,015
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,265
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,836
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 772
Long Island Power Authority Revenue Bonds 615 5.000 09/01/40 629
Long Island Power Authority Revenue Bonds 750 5.000 09/01/41 764
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,629
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 76
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,973
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 289
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,064
Metropolitan Transportation Authority Revenue Bonds 1,715 5.000 11/15/28 1,754
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 202
Metropolitan Transportation Authority Revenue Bonds 1,245 5.000 11/15/29 1,258
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 565
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 327
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 454
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,508

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
702 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,558
Metropolitan Transportation Authority Revenue Bonds 5,130 5.000 11/15/42 5,139
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 8,442
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,430
Metropolitan Transportation Authority Revenue Bonds 7,075 4.000 11/15/45 5,824
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,549
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,075
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 200 0.190 11/15/50 200
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 690
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,535
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 11/01/62 7,409
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 238
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,428
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 347
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 244
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 268
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 257
New York City Municipal Water Finance Authority Revenue Bonds 4,770 5.000 06/15/36 4,770
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,003
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,825
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 7,905
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,595
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,084
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,723
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,747
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 8,630 5.000 02/01/34 8,629
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,105
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,000 5.000 11/01/37 5,958
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,055
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,554
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,257
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 437
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 147
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 4,963
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 10,111
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,079
New York City Water & Sewer System Revenue Bonds 6,050 4.000 06/15/40 5,433
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 5,762
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,700
New York Liberty Development Corp. Revenue Bonds (Þ) 1,135 5.150 11/15/34 1,071
New York Liberty Development Corp. Revenue Bonds (Þ) 400 5.375 11/15/40 370
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 9,815
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 5,486
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,341
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 674
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,570
New York Power Authority Revenue Bonds 620 4.000 04/01/34 577
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,049

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 427
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 476
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,357
New York State Dormitory Authority Revenue Bonds 450 5.000 03/15/27 470
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,421
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,682
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 89
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,376
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,520
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 70
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,489
New York State Dormitory Authority Revenue Bonds 1,335 5.000 03/15/35 1,336
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 484
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 77
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 239
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 68
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 62
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,432
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 291
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 87
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 428
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,049
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 948
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 64
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,028
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 899
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 4,820
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 72
New York State Dormitory Authority Revenue Bonds 2,150 5.000 10/01/39 2,201
New York State Dormitory Authority Revenue Bonds 7,295 5.000 02/15/40 7,336
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 961
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 73
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 83
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 2,861
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,500
New York State Dormitory Authority Revenue Bonds 4,050 5.000 03/15/41 4,050
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 84
New York State Dormitory Authority Revenue Bonds 6,890 5.000 02/15/42 6,925
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 5,770
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 844
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 5,954
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 865
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 289
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,514
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 12,655 5.000 05/01/48 12,691
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 863
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 369

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
704 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,891
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,407
New York State Urban Development Corp. 5,000 5.000 03/15/41 5,150
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,572
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,161
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 4,905
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,266
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,227
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 734
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 502
New York Transportation Development Corp. Revenue Bonds 5,850 5.000 12/01/37 5,811
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,562
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,557
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 57
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 66
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 97
Oneida County Local Development Corp. Revenue Bonds (µ) 300 4.000 12/01/35 276
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 104
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 132
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 86
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 187
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 658
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,309
Port Authority of New York & New Jersey Revenue Bonds 1,525 5.000 07/15/35 1,609
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 938
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,034
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,028
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,770
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 2,913
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,474
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 220
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,570 4.250 10/01/47 1,543
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,234
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 235 4.000 06/01/50 208
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,176
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 1,809
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 994
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,056
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,128
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,654
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,552
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,413
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 466
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,336
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 491
452,763
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 934
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/49 1,062

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,321
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,160
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 308
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,796
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 245
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 24
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 231
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 24
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 550
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 165
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 761
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 192
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 535
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 145
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 621
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 147
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 681
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 587
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 149
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 161
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 657
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 79
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 461
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 172
North Carolina Turnpike Authority Revenue Bonds 4,000 5.000 02/01/24 4,009
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,346
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,436
24,005
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 576
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 552
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 472
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,473
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 494
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 540
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 974
City of Grand Forks Revenue Bonds 800 4.000 12/01/35 682
City of Horace General Obligation Unlimited 105 3.250 08/01/24 104
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,117
City of Horace General Obligation Unlimited 150 3.000 05/01/41 99
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,155
11,238
Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 586
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 369
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 181

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
706 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 180
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 88
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,029
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 917
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,275 5.000 06/01/55 1,861
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,614
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 673
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 694
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 551
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 622
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 513
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,321
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,097
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 1,995
County of Franklin Revenue Bonds 700 5.000 07/01/35 653
County of Franklin Revenue Bonds 800 5.000 07/01/36 734
County of Franklin Revenue Bonds 575 4.000 07/01/40 438
County of Franklin Revenue Bonds 330 5.250 11/15/40 283
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,730
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,324
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,852
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,501
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 374
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 173
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 183
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 128
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 132
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 107
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 204
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 413
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 337
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 3,966
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,129
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,033
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 2,942
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 4,300 5.000 08/01/49 4,296
North Olmsted City School District Revenue Bonds (µ) 1,240 5.000 10/15/48 1,209
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 45
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 938
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,301
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 4,839
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 42
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 791
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 532
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 560
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 767
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 582
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 429

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 707
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 188
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 631
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 214
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 537
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 245
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 243
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,351
Ohio Housing Finance Agency Revenue Bonds 1,585 4.500 09/01/48 1,566
Ohio Water Development Authority Revenue Bonds 1,440 5.000 12/01/38 1,494
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 87
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 142
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,454
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,135
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 1,958
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,910
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 207
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 79
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,124
94,823
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,670
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,434
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 829
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,879
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 1,993
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,615
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 148
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,100
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,559
18,227
Oregon - 0.2%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 362
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 488
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 1,964
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 506
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 51
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 76
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 50
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 659
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 129
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 133
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,034
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 131
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 102
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 103
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 514
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,030
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 403

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
708 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Oregon Revenue Bonds 940 5.000 08/01/43 973
10,708
Pennsylvania - 3.9%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,051
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 2,958
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 2,819
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 781
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 823
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 857
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 4.007 02/01/33 734
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 622
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 268
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 959
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,316
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 4,501
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 937
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,303
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 75
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/27 998
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 48
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 47
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 46
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 46
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 67
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 325
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 380
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 531
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 462
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 354
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 536
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,122
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,152
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,184
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,730 1.660 10/01/34 13,100
Chester County Industrial Development Authority Revenue Bonds (Þ) 4,065 5.000 10/15/32 3,881
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,218
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,369
Chester County Industrial Development Authority Special Assessment (Þ) 204 4.375 03/01/28 196
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 1,769
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 85
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 77
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,124
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,156
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 901
City of York General Obligation Unlimited 105 5.000 11/15/24 105

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 709
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited 955 5.000 11/15/26 948
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,743
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 425
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville Area School District Building Authority Revenue Bonds 12,940 5.250 11/15/37 13,242
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,516
Commonwealth Financing Authority Revenue Bonds (µ) 8,000 4.000 06/01/39 7,159
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 519
Cumberland Valley School District General Obligation Unlimited (µ) 1,000 5.000 11/15/47 1,009
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 644
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 496
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 273
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 228
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,120
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,140
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,500
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,702
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,849
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 126
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 660
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,074
Lancaster Industrial Development Authority Revenue Bonds 150 4.000 07/01/31 132
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 99
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 146
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 7,450
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,012
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 134
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 133
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 131
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 42
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 38
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,600
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 977
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 873
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 149
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 680
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 362
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,617
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 228
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 421
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 139
Pennsylvania Economic Development Financing Authority Revenue Bonds 800 5.000 07/01/38 757
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,116
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 129
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 195
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,644
Pennsylvania Housing Finance Agency Revenue Bonds 6,187 5.750 10/01/53 6,349

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
710 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 932
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 769
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 760
Pennsylvania Turnpike Commission Revenue Bonds (~)(ae)(Ê) 425 5.040 07/15/41 425
Pennsylvania Turnpike Commission Revenue Bonds 5,025 5.000 12/01/41 4,976
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 532
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 12,611
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 304
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 658
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 413
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 437
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 533
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 139
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 98
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 324
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 300 5.000 06/15/33 286
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 482
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,190
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 351
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 70
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 315
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,715 5.000 09/01/36 1,787
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,000 5.000 09/01/37 1,032
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,067
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 806
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 738
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 513
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 339
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 605
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 585
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,242
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,530
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,023
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,047
West Shore School District Special Assessment 1,000 5.000 11/15/43 1,002
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 80
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 60
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 243
184,467
Puerto Rico - 3.3%
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 475
Commonwealth of Puerto Rico General Obligation Unlimited 18,946 5.625 07/01/27 19,270
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,409
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,083
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,316
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,069
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 964

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 711
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 848
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 315
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,844
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,810 5.000 07/01/33 5,679
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/35 9,039
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,377
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,450 5.000 07/01/47 8,372
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,282
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 220
Puerto Rico Highway & Transportation Authority Revenue Bonds 3,981
Zero
coupon 07/01/32 2,538
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 255
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 199
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,075 5.000 08/01/27 2,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,603
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,623 3.071 07/01/29 2,785
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,826 3.171 07/01/31 6,829
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,063
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 16,834 4.500 07/01/34 16,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 42,994 4.329 07/01/40 37,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,203 4.550 07/01/40 11,719
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650
Zero
coupon 07/01/46 161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200
Zero
coupon 07/01/51 215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 519
154,745
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 315 5.875 06/15/26 316
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,738
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 1,905
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 207
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,478
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,228
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 396
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 317
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,710
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 313
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,239
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,510
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,122
Rhode Island Health & Educational Building Corp. Revenue Bonds 5,135 5.000 05/15/48 5,150
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 534
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 500
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 992
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,146
25,801
South Carolina - 0.5%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
712 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,007
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,058
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,177
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,458
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,585
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,575
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,064
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,204
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,099
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 179
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,761
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,531
South Carolina Public Service Authority Revenue Bonds 1,750 5.500 12/01/54 1,706
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,317
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,385
24,106
South Dakota - 0.1%
Brookings School District 5 General Obligation Unlimited 575 5.250 06/15/34 631
Brookings School District 5 General Obligation Unlimited 1,600 5.500 06/15/43 1,698
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 699
County of Lincoln Revenue Bonds 100 4.000 08/01/41 79
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 768
3,875
Tennessee - 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 604
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,478
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 594
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,535
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,663
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,323
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,758
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 1,972
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 382
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 197
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,229
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 310
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 1,992
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 3,882
Tennessee Housing Development Agency Revenue Bonds 2,655 3.000 01/01/29 2,486
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,215
38,620
Texas - 10.1%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,235
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,446

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,007
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 778
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 519
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 214
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 812
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 666
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,335
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,192
Austin Community College District General Obligation Limited 750 5.250 08/01/53 771
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,124
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,442
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,265
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,364
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,412
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,530
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,292
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 207
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,142
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,221
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 853
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,435
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,313
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 132
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,496
Central Texas Turnpike System Revenue Bonds 2,385 5.000 08/15/42 2,251
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 872
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 966
City of Anna Special Assessment (Þ) 435 4.875 09/15/30 422
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,831
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,686
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,252
City of Arlington Tax Allocation 275 5.000 08/15/32 275
City of Arlington Tax Allocation 305 5.000 08/15/34 303
City of Arlington Tax Allocation 335 5.000 08/15/36 327
City of Austin Airport System Revenue Bonds 4,025 5.000 11/15/46 3,965
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 730
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 518
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,030
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 1,825
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 1,798
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 1,778
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 1,806
City of Carrollton General Obligation Limited 450 5.000 08/15/38 469
City of Celina Special Assessment (Þ) 245 4.375 09/01/27 235
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 164
City of Celina Special Assessment (Þ) 100 3.625 09/01/30 86
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 485
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 179

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
714 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment 575 4.800 09/01/37 524
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 189
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,185
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,447
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,111
City of College Station General Obligation Limited 1,295 2.125 02/15/40 822
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,501
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 45
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 258
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,061
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 994
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,318
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,029
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,906
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,093
City of Dripping Springs Special Assessment (Þ) 395 4.500 09/01/30 378
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 6,602
City of Elgin General Obligation Limited (µ) 400 4.000 07/15/32 393
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 168
City of Fate Special Assessment (Þ) 243 3.750 08/15/27 228
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 894
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,055
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,035
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 786
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,535
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,146
City of Haslet Special Assessment (Þ) 259 2.625 09/01/26 234
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,090
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,255
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 373
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 337
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 2,890
City of Houston Combined Utility System Revenue Bonds 3,000 5.000 11/15/35 3,043
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,490
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,280
City of Hutto Special Assessment (Þ) 189 2.500 09/01/26 171
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 891
City of Kyle Special Assessment (Þ) 246 2.750 09/01/26 220
City of Kyle Special Assessment (Þ) 504 3.625 09/01/27 471
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 228
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 433
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,051
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 197
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 327
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 332
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 819
City of Manor Special Assessment (Þ) 250 4.500 09/15/30 239
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 737

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 715
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 286
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 564
City of Midlothian Special Assessment (Þ) 215 2.875 09/15/26 195
City of Pilot Point Special Assessment (Þ) 558 4.875 09/15/27 543
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 477
City of Princeton Special Assessment (Þ) 125 2.750 09/01/25 118
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 187
City of Princeton Special Assessment (Þ) 360 4.375 09/01/28 348
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 694
City of Princeton Special Assessment (Þ) 447 5.500 09/01/30 441
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 168
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 104
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 252
City of Royse City Special Assessment (Þ) 235 5.500 09/15/30 232
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 627
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,825
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,718
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,159
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 227
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 199
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 182
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 194
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 145
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 204
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,100
City of Waxahachie Special Assessment (Þ) 392 4.875 08/15/27 383
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 366
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 316
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 217
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 409
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 550
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 257
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,723
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 554
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 1,825
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 284
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 664
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 673
Club Municipal Management District No. 1 Special Assessment (Þ) 125 2.500 09/01/26 113
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 3,828
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 26
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 184
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 26
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 26

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
716 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Conroe Local Government Corp. Revenue Bonds 250 5.000 10/01/36 259
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 84
County of Bastrop Special Assessment (Þ) 421 4.375 09/01/30 404
County of Harris Revenue Bonds 1,000 4.000 09/15/42 870
County of Harris Revenue Bonds 1,315 4.000 09/15/43 1,136
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 468
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 777
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,357
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 528
Dallas Fort Worth International Airport Revenue Bonds 510 5.000 11/01/24 515
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,020
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,000
Dallas Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,000
Dallas Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,500
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,183
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 909
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,097
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,063
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,217
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,207
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 525
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,050
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,363
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 113
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 85
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 507
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,681
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,536
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 351
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 611
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,061
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 531
Georgetown Independent School District General Obligation Unlimited 3,065 5.000 08/15/35 3,108
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 234
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 915
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,197
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,346
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.220 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,126
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,925 5.000 06/01/32 2,945
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (SOFR +
0.730%)(ae)(Ê) 950 0.710 11/15/46 949
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,055
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 956
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 1,936
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,004
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 752

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 717
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,267
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,496
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 687
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,309
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,022
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,615
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 46
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 532
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,104
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,157
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 664
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 475
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,021
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 470
Kermit Independent School District General Obligation Unlimited 500 5.000 02/15/48 505
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,005
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 762
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 262
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 212
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 232
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.746 08/15/45 940
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,545
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,079
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 885
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,592
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,952
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,429
Mitchell County Hospital District General Obligation Limited 95 5.250 02/15/30 90
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 52
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,370
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,284
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/24 690
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 407
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 633
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,930
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 484
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 495
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 502
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 833
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 142
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 507
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,071
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 122
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 253
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 304
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,756
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,176
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 367

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
718 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 490
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 270
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,190 3.600 08/01/52 4,166
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,945
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,441
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,112
North Texas Tollway Authority Revenue Bonds 910 5.000 01/01/29 918
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,020
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 945
North Texas Tollway Authority Revenue Bonds 3,545 4.000 01/01/37 3,227
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,100
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/38 979
North Texas Tollway Authority Revenue Bonds 275 4.000 01/01/40 236
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 8,907
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 3.000 08/01/53 964
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,424
Northwest Independent School District General Obligation Unlimited 2,140 5.000 02/15/41 2,207
Pearland Independent School District General Obligation Unlimited 1,500 5.250 02/15/32 1,538
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,322
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,659
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 651
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,242
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,674
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,409
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,661
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 2,791
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 420
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 529
Port Arthur Independent School District General Obligation Unlimited (ae) 1,860 5.000 02/15/45 1,885
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,028
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 520
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 501
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,450
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 612
Royse City Special Assessment (Þ) 50 3.125 09/15/25 47
Royse City Special Assessment (Þ) 175 4.125 09/15/39 146
Royse City Special Assessment (Þ) 100 4.125 09/15/40 81
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 534
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 680
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 1,954
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,544
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,053
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,182
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 1,980
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,056
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 41
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 452
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,342

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 52
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 233
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 78
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 721
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 4,401
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,842
State of Texas General Obligation Unlimited 1,900 5.000 04/01/33 1,938
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,006
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,356
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,196
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,135
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 487
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 668
Texas Department of Housing & Community Affairs Revenue Bonds 7,475 3.500 07/01/52 7,066
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,140 6.250 12/15/26 2,181
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 905 0.670 09/15/27 892
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 30,380 0.768 09/15/27 29,709
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 379
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 418
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,805 5.000 12/15/28 3,755
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,384
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,127
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,265
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,167
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,205
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,801
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,064
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,576
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,567
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,339
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 441
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,000 5.000 08/15/39 2,007
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,207
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,036
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 512
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 606
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 502
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 500
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 451
Texas Water Development Board Revenue Bonds 1,000 5.000 08/01/41 1,025
Texas Water Development Board Revenue Bonds 1,750 5.000 08/01/42 1,789
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,717
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,442
Tomball Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,750 0.450 02/15/36 4,439
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 609
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 610
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 468

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
720 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 286
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,353
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 498
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 120
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 809
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,015
Viridian Municipal Management District Special Assessment 153 2.375 12/01/25 141
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 698
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,717
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 917
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 825
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 236
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 257
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,015
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 146
480,420
Utah - 1.5%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 498
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,320
County of Utah Revenue Bonds 18,645 5.000 05/15/45 18,199
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,391
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,196
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,340
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,032
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 656
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,162
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,875
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 233
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 212
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,227
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 100
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 99
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 138
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 135
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,261
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 161
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 232
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,639
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,075
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,792
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,834
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 339
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 982
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,095
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 379
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 269
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 278
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 291

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 491
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 467
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,013
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 1,935
73,346
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 120 5.000 07/01/24 121
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 481
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 407
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 947
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 489
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 533
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 374
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 825
University of Vermont and State Agricultural College Revenue Bonds 3,290 5.000 10/01/40 3,298
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 494
Vermont Housing Finance Agency Revenue Bonds 1,129 4.750 11/01/48 1,123
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,151
10,243
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,003
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 14,817
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,126
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 3,987
Virgin Islands Public Finance Authority Revenue Bonds (µ) 675 5.000 10/01/32 671
29,604
Virginia - 1.1%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,325
Ballston Quarter Community Development Authority Tax Allocation 355 5.000 03/01/26 329
Ballston Quarter Community Development Authority Tax Allocation 960 5.125 03/01/31 779
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 722
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 690
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,061
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,543
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 855
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 840
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 233
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 138
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 252
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 4,928
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,279
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 12/01/41 612
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,133
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,104
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 420
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 206
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 424
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 973
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 997

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
722 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,029
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 51
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 56
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 90
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 35
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 80
Salem Economic Development Authority Revenue Bonds 160 5.000 04/01/34 160
Salem Economic Development Authority Revenue Bonds 180 5.000 04/01/36 177
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 46
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 29
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,090
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 50
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 352
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 111
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,050
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,807
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,004
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,115
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 1,965
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 859
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 3,851
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,260
51,110
Washington - 2.3%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,557
City of Seattle Drainage & Wastewater Revenue Bonds 1,900 4.000 09/01/36 1,792
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 393
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 204
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,096
County of King Sewer Revenue Bonds 1,790 5.000 07/01/36 1,826
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 4.420 01/01/40 13,951
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,553
Energy Northwest Revenue Bonds 5,850 5.000 07/01/36 6,106
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,030
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 8,749
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 4,641
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,618
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 682
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 884
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 960
Port of Seattle Revenue Bonds 2,260 5.000 04/01/31 2,272
Port of Seattle Revenue Bonds 2,275 5.000 04/01/32 2,286
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 810
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 965
State of Washington General Obligation Limited 4,715 5.000 06/01/38 4,892
State of Washington General Obligation Unlimited 7,835 5.000 08/01/24 7,903
State of Washington General Obligation Unlimited 3,175 5.000 02/01/26 3,244

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 723
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,182
State of Washington General Obligation Unlimited 3,290 5.000 07/01/32 3,326
State of Washington General Obligation Unlimited 2,100 5.000 02/01/35 2,100
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,695
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,039
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,862
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,325
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,115
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,545
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,383
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,521
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/25 1,007
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,320
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 982
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 515
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 337
Washington State Convention Center Public Facilities District Revenue Bonds 1,905 4.000 07/01/36 1,726
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,439
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 258
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 216
109,307
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,926
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,204
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,418
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 378
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 728
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 481
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 229
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 268
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,734
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,628
11,994
Wisconsin - 1.1%
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,131
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,218
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,430
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,466
County of Waushara Revenue Notes 2,500 4.750 12/01/23 2,501
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 952
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,124
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 295
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 520
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 29
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 29
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 29
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,259
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 776

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
724 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,021
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 400
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 34
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 43
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 403
Public Finance Authority Revenue Bonds (Þ) 815 4.000 04/01/32 741
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 389
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 52
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 24
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 19
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 144
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 18
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 329
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 210
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 27
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 39
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 249
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 293
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 508
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 294
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 61
Public Finance Authority Revenue Bonds 125 5.000 01/01/39 120
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 290
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 37
Public Finance Authority Revenue Bonds 100 5.000 01/01/40 96
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 37
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,819
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 95
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 59
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 2,200 4.000 10/01/41 2,084
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,585
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 556
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 5,801
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 47
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,029
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,379
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,361
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,433
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 106
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 641
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,280 4.000 11/15/39 2,026
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 101
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 89
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,730 0.200 02/15/50 1,730
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 4.370 08/15/54 391
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 4.630 08/15/54 4,145

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 530 5.000 08/15/54 540
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 4.340 03/01/42 995
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/50 714
52,423
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 2,619
Total Municipal Bonds
(cost $4,992,820) 4,691,455
Total Investments - 98.9%
(identified cost $4,992,820) 4,691,455
Other Assets and Liabilities, Net - 1.1%
51,040
Net Assets - 100.0%
4,742,495

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
726 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.4%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 1,000,000 101.46 1,015
998
Arbors Community Development District Special Assessment 03/08/23 130,000 99.40 129
121
Arbors Community Development District Special Assessment 03/08/23 120,000 99.61 120
116
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.12 271
219
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,147
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.18 248
225
Artisan Lakes East Community Development District Special Assessment 06/17/21 490,000 100.00 490
456
Astonia Community Development District Revenue Bonds 05/04/23 250,000 100.00 250
239
Astonia Community Development District Special Assessment 07/09/21 125,000 100.00 125
117
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
213
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 91.30 1,899
1,793
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,210,000 97.06 1,174
1,143
Avalon Park West Community Development District Special Assessment 09/08/22 200,000 100.00 200
190
Ave Maria Stewardship Community District Special Assessment 01/28/22 225,000 99.90 225
210
Ave Maria Stewardship Community District Special Assessment 07/24/23 600,000 99.61 598
562
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 95,000 100.00 95
88
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
208
Bridgewalk Community Development District Special Assessment 01/25/22 135,000 100.00 135
122
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.68 257
243
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
830
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.78 300
269
California School Finance Authority Revenue Bonds 04/29/21 215,000 106.24 228
185
California School Finance Authority Revenue Bonds 07/16/21 500,000 114.63 573
462
California School Finance Authority Revenue Bonds 07/21/21 645,000 108.03 663
587
California School Finance Authority Revenue Bonds 07/29/21 650,000 110.60 719
591
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.03 1,030
934
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.07 731
713
California School Finance Authority Revenue Bonds 02/09/23 100,000 87.93 88
76
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
95
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 105.54 3,298
3,128
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.48 2,616
2,453
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 105.34 369
348
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
102
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.54 493
413
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.89 1,059
874
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.47 109
74
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100.00 1,000
680
Centre Lake Community Development District Special Assessment 11/17/21 260,000 101.01 263
217
Chester County Industrial Development Authority Revenue Bonds 09/14/22 4,065,000 98.94 4,005
3,881
Chester County Industrial Development Authority Special Assessment 08/16/18 204,000 99.51 203
196
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.48 4,724
5,213
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.85 393
352
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 108.15 406
372
City of Anna Special Assessment 09/13/23 435,000 100.00 435
422
City of Baltimore Revenue Bonds 08/24/22 150,000 100.00 150
140
City of Baltimore Revenue Bonds 08/24/22 100,000 100.00 100
89
City of Celina Special Assessment 08/12/20 100,000 100.00 100
86
City of Celina Special Assessment 08/12/20 230,000 100.00 230
189
City of Celina Special Assessment 04/13/22 245,000 100.00 245
234
City of Celina Special Assessment 09/14/22 169,000 100.00 169
164
City of Celina Special Assessment 04/12/23 510,000 100.00 510
485
City of Celina Special Assessment 07/12/23 186,000 100.00 186
179
City of Chicago Special Assessment Revenue Bonds 02/16/22 275,000 100.00 275
234
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100.00 300
263
City of Chicago Special Assessment Revenue Bonds 02/16/22 348,000 100.00 348
299
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100.00 325
283
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
45
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
258
City of Dripping Springs Special Assessment 06/07/23 395,000 100.00 395
378

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 727
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fate Special Assessment 04/05/22 243,000 100.00 243
228
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.14 210
209
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.39 1,696
1,168
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.31 1,053
770
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.22 1,540
1,205
City of Fort Lauderdale Special Assessment 02/11/22 230,000 113.93 262
225
City of Fort Lauderdale Special Assessment 02/11/22 240,000 115.30 277
234
City of Fort Lauderdale Special Assessment 02/11/22 255,000 116.48 297
247
City of Haslet Special Assessment 10/19/21 259,000 100.00 259
234
City of Hutto Special Assessment 10/22/21 189,000 100.00 189
171
City of Justin Special Assessment 03/27/18 910,000 100.00 910
891
City of Kyle Special Assessment 10/20/21 246,000 100.00 246
220
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
433
City of Kyle Special Assessment 03/23/22 504,000 100.00 504
471
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,051
City of Kyle Special Assessment 10/18/23 230,000 99.44 229
228
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
197
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 90.42 891
819
City of Manor Special Assessment 06/22/23 250,000 99.70 249
239
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
737
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
564
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
286
City of Midlothian Special Assessment 03/24/21 215,000 100.00 215
195
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
477
City of Pilot Point Special Assessment 05/13/22 558,000 100.00 558
543
City of Princeton Special Assessment 04/24/18 360,000 100.00 360
348
City of Princeton Special Assessment 10/02/20 125,000 100.73 126
118
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
104
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
168
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
252
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
187
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
694
City of Princeton Special Assessment 10/11/23 447,000 100.00 447
441
City of Royse City Special Assessment 10/11/23 235,000 100.00 235
232
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
627
City of Venus Special Assessment 11/09/21 250,000 99.62 249
204
City of Waxahachie Special Assessment 05/17/22 392,000 100.00 392
383
Club Municipal Management District No. 1 Special Assessment 12/01/21 125,000 100.00 125
113
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.57 234
206
Coddington Community Development District Special Assessment 06/24/22 230,000 99.90 230
223
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 105.82 106
94
Connerton East Community Development District Special Assessment 02/16/23 695,000 99.88 694
667
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.36 773
586
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.34 690
572
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100.00 170
159
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99.80 245
203
Cordova Palms Community Development District Special Assessment 06/24/22 105,000 99.45 104
101
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99.74 100
97
Cordova Palms Community Development District Special Assessment 06/24/22 170,000 99.79 170
164
Corkscrew Farms Community Development District Special Assessment 06/24/22 15,000 100.00 15
15
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
150
County of Bastrop Special Assessment 05/22/23 421,000 99.56 419
404
County of Gallatin Revenue Bonds 12/09/21 1,850,000 104.87 1,940
1,478
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105.56 1,425
1,158
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.13 1,156
1,052
Crossings Community Development District Special Assessment 06/10/22 1,745,000 100.00 1,745
1,543
Cypress Bay West Community Development District Special Assessment 07/14/23 140,000 100.00 140
134
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.44 796
594
Cypress Shadows Community Development District Special Assessment 08/23/22 347,000 101.92 354
307
Cypress Shadows Community Development District Special Assessment 08/23/22 292,000 103.42 302
272
Cypress Shadows Community Development District Special Assessment 08/23/22 108,000 105.56 114
105
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
644
Deerbrook Community Development District Revenue Bonds 04/06/23 345,000 100.00 345
329
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,210,000 99.25 1,205
1,152
District of Columbia Revenue Bonds 01/29/21 250,000 112.96 282
214

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
728 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Downtown Doral South Community Development District Special
Assessment 09/10/18 105,000 100.00 105
105
DW Bayview Community Development District Special Assessment 02/05/21 30,000 100.00 30
28
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
49
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.51 60
53
Eagle Pointe Community Development District Special Assessment 07/15/20 15,000 99.93 15
15
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 20,000 100.00 20
20
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.87 340
327
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100.00 1,105
1,015
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99.40 248
227
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99.74 204
196
Enbrook Community Development District Special Assessment 10/06/20 105,000 100.00 105
101
Entrada Community Development District Special Assessment 09/23/21 370,000 99.56 368
302
Epperson North Community Development District Special Assessment 10/05/21 305,000 100.07 305
281
Epperson North Community Development District Special Assessment 10/05/21 290,000 100.00 290
243
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.61 1,258
1,205
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 105.55 106
92
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.09 139
114
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 111.56 112
96
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.78 231
179
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 102.80 113
107
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 111.36 150
126
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 111.56 112
89
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 107.18 107
93
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104.11 963
902
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.40 803
733
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.64 151
130
Fulton County Development Authority Revenue Bonds 08/03/22 140,000 99.56 139
138
Gracewater Sarasota Community Development District Special Assessment 09/24/21 355,000 100.00 355
331
Grand Oaks Community Development District Special Assessment 11/03/21 150,000 100.00 150
138
Grove Resort Community Development District Special Assessment 02/09/22 120,000 100.00 120
110
Hammock Oaks Community Development District Special Assessment 05/25/23 195,000 100.00 195
189
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
413
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
583
Harmony West Community Development District Special Assessment 06/19/18 65,000 100.00 65
65
Harmony West Community Development District Special Assessment 02/15/23 635,000 98.28 624
571
Harmony West Community Development District Special Assessment 02/15/23 200,000 99.91 200
191
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
123
Hills Minneola Community Development District Special Assessment 07/16/20 95,000 100.00 95
92
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 110.05 330
279
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 111.22 556
458
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 112.03 997
756
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 112.35 494
381
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 112.48 382
299
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 112.16 202
161
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.49 1,293
1,233
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
967
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.56 503
484
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
475
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
330
Kingman Gate Community Development District Special Assessment 03/03/21 125,000 100.00 125
117
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
220
Lake Emma Community Development District Special Assessment 07/07/23 125,000 99.71 125
120
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.91 310
270
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
87
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.36 258
213
Lakewood Ranch Stewardship District Special Assessment 09/01/21 140,000 99.79 140
130
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99.80 409
338
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.99 2,373
2,281
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.44 541
525
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.80 399
395

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 729
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mangrove Point & Mangrove Manor Community Development District
Special Assessment 04/04/22 240,000 100.00 240
229
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.34 566
392
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.76 106
85
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 115,000 100.00 115
115
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.83 1,018
1,001
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
510
Merrick Square Community Development District Special Assessment 03/10/23 200,000 99.61 199
192
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 108.10 108
99
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 109.85 110
99
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 111.44 111
99
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 112.73 141
123
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 113.94 199
171
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.61 533
520
Nevada Department of Business & Industry Revenue Bonds 08/31/17 290,000 103.41 300
285
Nevada Department of Business & Industry Revenue Bonds 04/06/18 525,000 100.00 525
494
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.61 1,283
1,071
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 106.09 706
633
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 108.89 583
495
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.46 403
367
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 94.73 881
833
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 97.60 503
483
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.48 298
270
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/03/23 700,000 98.29 688
690
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.53 4,569
4,341
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.58 679
674
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,135,000 100.00 1,135
1,071
New York Liberty Development Corp. Revenue Bonds 09/20/23 400,000 98.26 393
370
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.55 784
659
Park East Community Development District Special Assessment 12/01/21 370,000 100.04 370
336
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 104.64 319
304
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 109.00 719
658
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 110.75 460
413
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 110.78 487
437
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 300,000 100.53 302
286
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.77 144
139
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
86
Pine Isle Community Development District Special Assessment 11/04/21 250,000 100.00 250
231
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.26 100
87
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 95.97 1,440
1,358
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.85 1,236
1,259
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
144
Public Finance Authority Revenue Bonds 12/03/20 240,000 111.17 267
210
Public Finance Authority Revenue Bonds 11/18/21 535,000 102.78 550
520
Public Finance Authority Revenue Bonds 01/21/22 815,000 106.88 871
741
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.52 776
556
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.36 475
389
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.48 470
400
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 5,810,000 103.70 5,949
5,679
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.66 4,961
4,377
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 9,450,000 102.77 8,471
8,372
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 9,450,000 101.51 9,575
9,038
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.14 315
315
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.32 1,864
1,844
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.60 299
253
Rivers Edge III Community Development District Special Assessment 04/07/21 160,000 99.83 160
149
Royse City Special Assessment 06/30/20 175,000 102.63 180
146
Royse City Special Assessment 07/15/20 50,000 100.00 50
47
Royse City Special Assessment 07/15/20 100,000 100.00 100
81
Rye Crossing Community Development District Special Assessment 09/13/23 200,000 100.00 200
193
Sandmine Road Community Development District Special Assessment 10/14/21 245,000 100.00 245
226
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 99.74 100
98
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.71 125
112
Savanna Lakes Community Development District Special Assessment 05/11/23 200,000 99.83 200
191
Sawgrass Village Community Development District Special Assessment 06/22/23 115,000 100.00 115
110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
730 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sawgrass Village Community Development District Special Assessment 06/22/23 240,000 98.81 237
218
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.74 294
276
Scenic Terrace South Community Development District Special Assessment 03/16/22 70,000 100.00 70
67
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 250,000 100.00 250
240
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.35 546
535
Siena North Community Development District Special Assessment 02/02/22 110,000 100.00 110
101
Somerset Community Development District Special Assessment 04/06/22 200,000 100.37 201
199
Somerset Community Development District Special Assessment 04/06/22 215,000 100.72 217
211
Somerset Community Development District Special Assessment 04/06/22 625,000 100.81 630
600
Somerset Community Development District Special Assessment 04/06/22 600,000 100.83 605
583
Somerset Community Development District Special Assessment 04/06/22 460,000 95.76 440
411
Stonewater Community Development District Special Assessment 10/13/21 220,000 100.00 220
202
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 235,000 99.65 234
226
Storey Drive Community Development District Special Assessment 01/12/22 160,000 100.00 160
146
Summer Woods Community Development District Special Assessment 10/05/21 150,000 100.00 150
140
Summerstone Community Development District Special Assessment 09/09/21 180,000 100.00 180
168
Timber Creek Community Development District Special Assessment 06/20/18 90,000 100.00 90
89
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
493
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.87 399
388
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
272
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
609
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
610
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
468
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
286
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
372
Tuscaloosa County Industrial Development Authority Revenue Bonds 10/20/23 777,000 89.94 699
686
Two Rivers East Community Development District Special Assessment 05/19/23 940,000 99.58 936
904
Two Rivers North Community Development District Special Assessment 04/27/22 105,000 100.00 105
102
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100.00 630
595
Union Park East Community Development District Special Assessment 01/12/22 80,000 100.15 80
75
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.41 399
367
Varrea South Community Development District Special Assessment 04/21/23 340,000 99.72 339
325
V-Dana Community Development District Special Assessment 04/01/21 285,000 100.00 285
268
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.50 124
107
Veranda Community Development District II Special Assessment 02/24/21 20,000 100.00 20
19
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
42
Veranda Landing Community Development District Special Assessment 08/02/23 310,000 99.82 309
297
Verano No. 3 Community Development District Special Assessment 04/16/21 60,000 100.00 60
56
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
102
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.21 540
494
Village Community Development District No. 12 Special Assessment 03/16/18 1,410,000 100.00 1,410
1,364
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
188
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
170
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
634
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 135,000 100.00 135
123
Villamar Community Development District Special Assessment 02/28/22 255,000 100.00 255
220
Villamar Community Development District Special Assessment 02/28/22 355,000 100.00 355
301
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,625
1,439
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.38 212
216
West Port Community Development District Special Assessment 07/27/22 165,000 100.00 165
159
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
701
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500
1,413
Westview North Community Development District Special Assessment 10/05/22 350,000 99.75 349
341
Willows Community Development District Special Assessment 09/21/22 350,000 100.00 350
341
Wind Meadows South Community Development District Special Assessment 04/26/23 920,000 99.70 917 843
160,988

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 731
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
Unites States 10 Year Treasury Notes Futures 1,450 USD 157,801 12/23 9,011
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 9,011
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 134,845 $ —
$ —
$ 134,845 2.8
Alaska — 14,586 —
—
14,586 0.3
Arizona — 79,960 —
—
79,960 1.7
Arkansas — 12,010 —
—
12,010 0.3
California — 355,148 —
—
355,148 7.5
Colorado — 105,067 —
—
105,067 2.2
Connecticut — 94,573 —
—
94,573 2.0
Delaware — 10,187 —
—
10,187 0.2
District of Columbia — 55,252 —
—
55,252 1.2
Florida — 296,513 —
—
296,513 6.3
Georgia — 118,228 —
—
118,228 2.5
Guam — 49,139 —
—
49,139 1.0
Hawaii — 6,164 —
—
6,164 0.1
Idaho — 11,780 —
—
11,780 0.3
Illinois — 658,944 —
—
658,944 13.9
Indiana — 70,065 —
—
70,065 1.5
Iowa — 23,332 —
—
23,332 0.5
Kansas — 11,632 —
—
11,632 0.2
Kentucky — 29,065 —
—
29,065 0.6
Louisiana — 82,968 —
—
82,968 1.8
Maine — 2,557 —
—
2,557 0.1
Maryland — 55,655 —
—
55,655 1.2
Massachusetts — 51,363 —
—
51,363 1.1
Michigan — 124,603 —
—
124,603 2.6
Minnesota — 15,429 —
—
15,429 0.3
Mississippi — 36,936 —
—
36,936 0.8
Missouri — 60,382 —
—
60,382 1.3
Montana — 13,510 —
—
13,510 0.3
Nebraska — 34,006 —
—
34,006 0.7

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
732 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Nevada — 44,252 —
—
44,252 0.9
New Hampshire — 14,948 —
—
14,948 0.3
New Jersey — 143,010 —
—
143,010 3.0
New Mexico — 10,902 —
—
10,902 0.2
New York — 452,763 —
—
452,763 9.5
North Carolina — 24,005 —
—
24,005 0.5
North Dakota — 11,238 —
—
11,238 0.2
Ohio — 94,823 —
—
94,823 2.0
Oklahoma — 18,227 —
—
18,227 0.4
Oregon — 10,708 —
—
10,708 0.2
Pennsylvania — 184,467 —
—
184,467 3.9
Puerto Rico — 154,745 —
—
154,745 3.3
Rhode Island — 25,801 —
—
25,801 0.5
South Carolina — 24,106 —
—
24,106 0.5
South Dakota — 3,875 —
—
3,875 0.1
Tennessee — 38,620 —
—
38,620 0.8
Texas — 480,420 —
—
480,420 10.1
Utah — 73,346 —
—
73,346 1.5
Vermont — 10,243 —
—
10,243 0.2
Virgin Islands — 29,604 —
—
29,604 0.6
Virginia — 51,110 —
—
51,110 1.1
Washington — 109,307 —
—
109,307 2.3
West Virginia — 11,994 —
—
11,994 0.3
Wisconsin — 52,423 —
—
52,423 1.1
Wyoming — 2,619 —
—
2,619 0.1
Total Investments — 4,691,455 — — 4,691,455 98.9
Other Assets and Liabilities, Net
1.1
100.0
Other Financial Instruments
Assets
Futures Contracts 9,011 — — — 9,011 0.2
Total Other Financial Instruments
*
$ 9,011 $ — $ — $ — $ 9,011
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 733
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
734 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 9,011
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 24,298
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (11,874)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 735
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,992,820
Investments, at fair value .............................................................................................................................................................
4,691,455
Cash .............................................................................................................................................................................................. 21,294
Receivables:
Dividends and interest ...................................................................................................................................................... 63,179
Investments sold ............................................................................................................................................................... 10,024
Fund shares sold ............................................................................................................................................................... 10,360
Variation margin on futures contracts .............................................................................................................................. 9,015
Total assets ...............................................................................................................................................................
4,805,327
Liabilities
Payables:
Due to broker (a) .............................................................................................................................................................. 4,977
Investments purchased ..................................................................................................................................................... 44,833
Fund shares redeemed ...................................................................................................................................................... 10,769
Accrued fees to affiliates .................................................................................................................................................. 1,911
Other accrued expenses .................................................................................................................................................... 342
Total liabilities ...........................................................................................................................................................
62,832
Net Assets ...............................................................................................................................................................
$ 4,742,495

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
736 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (488,065)
Shares of beneficial interest .........................................................................................................................................................
2,271
Additional paid-in capital ............................................................................................................................................................
5,228,289
Net Assets ...............................................................................................................................................................
$ 4,742,495
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 20.97
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 2 1 . 79
Class A — Net assets ........................................................................................................................................................... $ 34,759,200
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,657,845
Net asset value per share: Class C (#) .......................................................................................................................................... $ 20.83
Class C — Net assets ........................................................................................................................................................... $ 18,351,649
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 881,120
Net asset value per share: Class M (#) ......................................................................................................................................... $ 20.89
Class M — Net assets .......................................................................................................................................................... $ 1,381,958,766
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 66,167,431
Net asset value per share: Class S (#) .......................................................................................................................................... $ 20.88
Class S — Net assets ............................................................................................................................................................ $ 3,307,425,105
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 158,406,187
Amounts in thousands
(a)   Due to Broker for Futures $ 4,977
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 737
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 59
Dividends from affiliated funds ....................................................................................................................................... 2,894
Interest .............................................................................................................................................................................. 151,393
Total investment income ..............................................................................................................................................................
154,346
Expenses
Advisory fees ................................................................................................................................................................... 13,807
Administrative fees .......................................................................................................................................................... 2,227
Custodian fees .................................................................................................................................................................. 345
Distribution fees - Class A ............................................................................................................................................... 79
Distribution fees - Class C ............................................................................................................................................... 148
Transfer agent fees - Class A ........................................................................................................................................... 63
Transfer agent fees - Class C ........................................................................................................................................... 40
Transfer agent fees - Class M .......................................................................................................................................... 2,746
Transfer agent fees - Class S ............................................................................................................................................ 6,356
Professional fees .............................................................................................................................................................. 225
Registration fees ............................................................................................................................................................... 236
Shareholder servicing fees - Class C ............................................................................................................................... 49
Trustees’ fees .................................................................................................................................................................... 274
Printing fees ..................................................................................................................................................................... 112
Miscellaneous .................................................................................................................................................................. 144
Expenses before reductions .............................................................................................................................................. 26,851
Expense reductions .......................................................................................................................................................... (4,122)
Net expenses ................................................................................................................................................................................
22,729
Net investment income (loss) .......................................................................................................................................................
131,617
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (79,591)
Investments in affiliated funds ......................................................................................................................................... (20)
Futures contracts .............................................................................................................................................................. 24,298
Net realized gain (loss) ................................................................................................................................................................
(55,313)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 53,799
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (11,874)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 41,928
Net realized and unrealized gain (loss) ........................................................................................................................................ (13,385)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 118,232

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
738 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 131,617 $ 89,397
Net realized gain (loss) ....................................................................................................................... (55,313) (54,897)
Net change in unrealized appreciation (depreciation) ........................................................................ 41,928 (513,296)
Net increase (decrease) in net assets from operations .............................................................................. 118,232 (478,796)
Distributions
To shareholders
Class A .......................................................................................................................................... (890) (736)
Class C .......................................................................................................................................... (416) (336)
Class M ......................................................................................................................................... (43,503) (30,991)
Class S .......................................................................................................................................... (97,576) (73,346)
Net decrease in net assets from distributions ............................................................................................ (142,385) (105,409)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 751,729 358,880
Total Net Increase (Decrease) in Net Assets ........................................................................
727,576 (225,325)
Net Assets
Beginning of period .................................................................................................................................. 4,014,919 4,240,244
End of period .............................................................................................................................................
$ 4,742,495 $ 4,014,919

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 739
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 610 $ 13,254 317 $ 7,088
Proceeds from reinvestment of distributions 41 885 32 728
Payments for shares redeemed (455) (9,862) (519) (11,578)
Net increase (decrease)
196 4,277 (170) (3,762)
Class C
Proceeds from shares sold 161 3,471 232 5,290
Proceeds from reinvestment of distributions 19 415 15 336
Payments for shares redeemed (272) (5,877) (388) (8,735)
Net increase (decrease)
(92) (1,991) (141) (3,109)
Class M
Proceeds from shares sold 23,957 519,512 19,222 435,930
Proceeds from reinvestment of distributions 2,009 43,412 1,375 30,929
Payments for shares redeemed (15,815) (341,553) (13,565) (300,271)
Net increase (decrease)
10,151 221,371 7,032 166,588
Class S
Proceeds from shares sold 58,440 1,263,987 46,292 1,044,519
Proceeds from reinvestment of distributions 4,507 97,370 3,252 73,208
Payments for shares redeemed (38,655) (833,285) (41,525) (918,564)
Net increase (decrease)
24,292 528,072 8,019 199,163
Total increase (decrease)
34,547 $ 751,729 14,740 $ 358,880

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
740 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2023 20.93 .55 .10 .65 (.61) (.61)
October 31, 2022 23.94 .39 (2.92) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
Class C
October 31, 2023 20.80 .39 .09 .48 (.45) (.45)
October 31, 2022 23.78 .23 (2.89) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .34 .57 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
Class M
October 31, 2023 20.85 .64 .09 .73 (.69) (.69)
October 31, 2022 23.85 .48 (2.91) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
Class S
October 31, 2023 20.85 .61 .09 .70 (.67) (.67)
October 31, 2022 23.84 .46 (2.90) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 741
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
20.97 3.03 34,759 .83 .81 2.55 48
20.93 (10.70) 30,595 .84 .82 1.74 42
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
20.83 2.28 18,352 1.58 1.52 1.82 48
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
20.89 3.43 1,381,959 .58 .42 2.94 48
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
20.88 3.28 3,307,425 .58 .52 2.84 48
20.85 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
742 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,219,097
Administrative fees 197,015
Distribution fees 19,201
Shareholder servicing fees 3,933
Transfer agent fees 451,852
Trustee fees 19,825
$ 1,910,923
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 51,045 $ 1,394,470 $ 1,445,498 $ (20) $ 3 $ — $ 2,894 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 5,036,375,020 $ 50,868,603 $ (395,788,785) $ (344,920,182) $ 15,547,879 $ (158,695,354)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 2,530,425 $ — $ 139,855,001 $ 278,213 $ — $ 105,131,286
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
744 Global Infrastructure Fund
Global Infrastructure Fund - Class A
‡
Total
Return
1 Year (8 .01)%
5 Years 2 .75%§
10 Years 3 .48%§
Global Infrastructure Fund - Class C
Total
Return
1 Year (3 .15)%
5 Years 3 .18%§
10 Years 3 .30%§
Global Infrastructure Fund - Class M
‡‡
Total
Return
1 Year (1 .87)%
5 Years 4 .33%§
10 Years 4 .41%§
Global Infrastructure Fund - Class S
Total
Return
1 Year (2 .08)%
5 Years 4 .23%§
10 Years 4 .35%§
Global Infrastructure Fund - Class Y
Total
Return
1 Year (1 .92)%
5 Years 4 .40%§
10 Years 4 .52%§
S&P Global Infrastructure Index Net (USD)
SM
**
Total
Return
1 Year (2 .23)%
5 Years 3 .38%§
10 Years 3 .49%§

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Global Infrastructure Fund 745
The Global Infrastructure Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term growth of capital and
current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
lost 2.35%, 3.15%, 1.87%, 2.08% and 1.92%, respectively.
This is compared to the Fund’s benchmark, the S&P Global
Infrastructure Index Net (USD)
SM
, which lost 2.23% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Infrastructure Category,
a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, lost 4.18%.
This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global infrastructure market, as measured by the S&P Global Infrastructure Index Net (USD)
SM
, lost
2.23%, underperforming broader global equities. Within the
global infrastructure sector, there was a wide dispersion in performance by sector and company.
The energy infrastructure sector finished slightly behind the index. Within transports, airports and seaports outperformed while toll roads lagged. Among utilities, water and multi-
utilities finished at the bottom of the index while gas utilities was the best performing sector.
From a regional perspective, North America was the weakest
performer. Australia followed while Asia managed modest
gains. Europe was the best performing region, supported by
strength from airport securities.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Negative security selection among gas utilities and multi-
utilities detracted from performance during the fiscal year. An out-of-index allocation to communications also had a negative impact on benchmark-relative performance. An underweight
to water utilities along with off-benchmark exposure to
railroads and waste was additive. At the regional level, stock selection within the U.S. and emerging markets detracted from performance while selection within Canada and Asia ex-Japan
was beneficial.
With respect to the Fund’s money managers, Nuveen Asset
Management, LLC outperformed the Fund’s benchmark for the
fiscal year. Favorable security selection within electric utilities and positioning within toll roads had the largest impact, driving outperformance. Positive stock selection within the energy sector was beneficial. An out-of-index allocation to communications infrastructure detracted from performance during the fiscal year.
First Sentier Investors (Australia) IM Ltd outperformed the
Fund’s benchmark for the fiscal year. Positioning within the toll roads sector drove excess returns. Positive security selection within the midstream energy and water utilities sectors also contributed positively to performance. Negative stock selection among multi-utilities and gas utilities detracted.
Cohen & Steers Capital Management, Inc., Cohen & Steers UK
Limited and Cohen & Steers Asia Limited outperformed the
Fund’s benchmark for the fiscal year. Positive stock selection among seaports, electric utilities and multi-utilities contributed to outperformance. An overweight to and positive stock selection within the midstream energy sector also had a positive impact.
Unfavorable security selection among gas utilities detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy to implement sector tilting through the use of infrastructure stocks.
The strategy seeks to position the portfolio to meet RIM’s
overall preferred positioning objectives, while optimizing
the portfolio to minimize tracking error relative to the Fund’s

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
746 Global Infrastructure Fund
money manager portfolios. The strategy outperformed relative to the Fund’s benchmark. An overweight to multi-utilities and underweight to airports drove excess returns. An overweight to renewable electricity marginally detracted.
During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Public Market Equity
First Sentier Investors (Australia) IM Ltd Public Market Equity
Nuveen Asset Management, LLC Public Market Equity
* Assumes initial investment on November 1, 2013.
** S&P Global Infrastructure Index Net (USD)
SM
provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Global Infrastructure Fund 747
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 875.30 $ 1,018.75
Expenses Paid During Period* $ 6.05 $ 6.51
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 871.00 $ 1,014.97
Expenses Paid During Period* $ 9.57 $ 10.31
* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 877.10 $ 1,020.52
Expenses Paid During Period* $ 4.40 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
748 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 875.90 $ 1,020.01
Expenses Paid During Period* $ 4.87 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 876.70 $ 1,020.92
Expenses Paid During Period* $ 4.02 $ 4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Australia - 7.9%
APA Group 132,891 698
Atlas Arteria, Ltd. 1,416,788 4,808
Cleanaway Waste Management, Ltd. 435,213 620
Qube Holdings, Ltd. 908,695 1,544
Transurban Group - ADR(Æ) 1,369,800 10,341
18,011
Belgium - 0.0%
Elia Group SA 81 8
Brazil - 0.5%
CCR SA 350,644 833
Santos Brasil Participacoes SA 232,428 341
1,174
Canada - 7.7%
AltaGas, Ltd. - ADR 82,198 1,527
Brookfield Infrastructure Corp. Class A 13,897 358
Canadian National Railway Co.(Ñ) 7,760 821
Canadian Pacific Kansas City, Ltd. 12,260 870
Emera, Inc.(Ñ) 32,466 1,063
Enbridge, Inc. 171,348 5,491
Gibson Energy, Inc.(Ñ) 31,766 483
Hydro One, Ltd.(Þ) 36,408 944
Keyera Corp. 33,283 774
Pembina Pipeline Corp. 53,876 1,658
TC Energy Corp. 106,616 3,672
17,661
China - 2.3%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 1,760,000 649
China Merchants Port Holdings Co.,
Ltd. 410,466 522
COSCO SHIPPING Ports, Ltd. 284,000 172
ENN Energy Holdings, Ltd. 276,282 2,109
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 9,000 7
Jiangsu Expressway Co., Ltd. Class H 1,168,685 1,063
Zhejiang Expressway Co., Ltd. Class H 978,000 738
5,260
Denmark - 0.0%
Orsted A/S Class A(Þ) 272 13
France - 6.8%
Aeroports de Paris 25,935 2,908
Eiffage SA 5,208 474
Engie SA 56,086 893
Getlink SE 415,197 6,700
Rubis SCA 45,440 991
Veolia Environnement SA 16,747 459
Vinci SA 28,487 3,150
15,575
Germany - 1.3%
E.ON SE 32,162 382
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 10,169 503
RWE AG 55,720 2,129
3,014
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 93,964 435
CLP Holdings, Ltd. 56,500 415
Guangdong Investment, Ltd. 577,342 394
Hong Kong & China Gas Co., Ltd. 113,000 78
Power Assets Holdings, Ltd. 20,500 98
1,420
Italy - 3.1%
Enav SpA(Þ) 78,985 263
Enel SpA 433,709 2,758
Hera SpA 244,983 688
Infrastrutture Wireless Italiane SpA(Þ) 69,225 758
Italgas SpA 110,423 562
Snam Rete Gas SpA 167,311 768
Terna Rete Elettrica Nazionale SpA 158,970 1,218
7,015
Japan - 2.3%
Central Japan Railway Co. 31,700 711
East Japan Railway Co. 18,567 969
Japan Airport Terminal Co., Ltd. 40,400 1,784
Kamigumi Co., Ltd. 31,513 639
Osaka Gas Co., Ltd. 15,700 296
West Japan Railway Co. 21,400 816
5,215
Mexico - 4.4%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 98,642 753
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 10,889 666
Grupo Aeroportuario del Pacifico SAB
de CV Class B 172,339 2,010
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 8,207 956
Grupo Aeroportuario del Sureste SAB
de CV Class B 222,881 4,803
Promotora y Operadora de
Infraestructura SAB de CV 100,547 823
10,011
Netherlands - 0.0%
Koninklijke Vopak NV 1,439 49
New Zealand - 2.0%
Auckland International Airport, Ltd. 866,704 3,707
Contact Energy, Ltd. 41,530 188
Infratil, Ltd. 41,135 236
Meridian Energy, Ltd. 43,330 122
Port of Tauranga, Ltd. 89,249 265
4,518

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
750 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippines - 0.2%
International Container Terminal
Services, Inc. 135,025 479
Portugal - 0.4%
Energias de Portugal SA 210,473 888
Singapore - 0.2%
Parkway Life Real Estate Investment
Trust(Æ)(ö) 49,417 121
Sembcorp Industries, Ltd. 85,200 286
407
Spain - 6.6%
Aena SME SA(Þ) 69,859 10,124
Cellnex Telecom SA(Þ) 44,672 1,317
EDP Renovaveis SA 3,193 52
Endesa SA - ADR 10,790 203
Iberdrola SA 315,422 3,515
15,211
Switzerland - 2.0%
Flughafen Zurich AG 24,448 4,564
Thailand - 0.0%
Airports of Thailand PCL(Æ) 11,500 21
United Kingdom - 3.0%
National Grid PLC 150,152 1,784
National Grid PLC - ADR(Ñ) 10,952 659
Scottish & Southern Energy PLC 153,004 3,046
Severn Trent PLC Class H 44,331 1,438
6,927
United States - 44.6%
Alliant Energy Corp. 53,809 2,625
Ameren Corp. 1,454 110
American Electric Power Co., Inc. 3,373 255
American Tower Corp.(ö) 13,376 2,383
American Water Works Co., Inc. 16,051 1,888
Casella Waste Systems, Inc. Class A(Æ) 12,316 929
CenterPoint Energy, Inc. 96,505 2,594
Cheniere Energy, Inc. 56,205 9,354
Clearway Energy, Inc. Class C 1,718 37
CMS Energy Corp. 28,030 1,523
Consolidated Edison, Inc. 13,665 1,200
Constellation Energy Corp. 4,800 542
Crown Castle, Inc.(ö) 6,668 620
CSX Corp. 29,940 894
Dominion Energy, Inc. 56,786 2,290
DT Midstream, Inc. 50,476 2,724
DTE Energy Co. 15,399 1,484
Duke Energy Corp. 65,124 5,789
Entergy Corp. 25,484 2,436
Equinix, Inc.(ö) 2,380 1,737
Equitrans Midstream Corp. 59,013 523
Essential Utilities, Inc. 1,820 61
Evergy, Inc. 18,684 918
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exelon Corp. 61,886 2,410
Ferrovial SA 38,587 1,163
FirstEnergy Corp. 31,712 1,129
Hess Midstream, LP Class A 873 26
Kinder Morgan, Inc. 229,426 3,717
NextEra Energy, Inc. 166,845 9,709
NiSource, Inc. 31,878 802
Norfolk Southern Corp. 2,331 445
ONEOK, Inc. 52,582 3,428
PG&E Corp.(Æ) 80,816 1,317
Pinnacle West Capital Corp. 7,886 585
PNM Resources, Inc. 4,900 207
PPL Corp. 93,010 2,285
Public Service Enterprise Group, Inc. 18,159 1,119
Republic Services, Inc. Class A 10,947 1,626
SBA Communications Corp.(ö) 4,851 1,012
Sempra Energy 28,301 1,982
Southern Co. (The) 113,474 7,637
Targa Resources Corp. 66,454 5,556
UGI Corp. 35,224 733
Union Pacific Corp. 5,840 1,212
Waste Connections, Inc. 14,942 1,935
Waste Management, Inc. 5,803 954
WEC Energy Group, Inc. 12,835 1,045
Williams Cos., Inc. (The) 69,707 2,398
Xcel Energy, Inc. 81,506 4,831
102,179
Total Common Stocks
(cost $215,972) 219,620
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 8,244,656 (∞) 8,242
Total Short-Term Investments
(cost $8,242) 8,242
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 2,986,392 (∞) 2,986
Total Other Securities
(cost $2,986) 2,986
Total Investments - 100.8%
(identified cost $227,200) 230,848
Other Assets and Liabilities,
Net - (0.8%)
(1,761)
Net Assets - 100.0%
229,087

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 751
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.9%
Aena SME SA 02/11/15 EUR 69,859 111.16 7,765
10,124
Cellnex Telecom SA 03/20/19 EUR 44,672 34.48 1,540
1,317
Enav SpA 06/07/17 EUR 78,985 4.02 318
263
Hydro One, Ltd. 08/26/22 CAD 36,408 27.04 984
944
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 69,225 8.20 568
758
Orsted A/S 11/08/19 DKK 272 82.70 23 13
13,419
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 42 EUR 1,709 12/23
(91)
MSCI Emerging Markets Index Futures 13 USD 597 12/23
(43)
S&P E-Mini Energy Select Sector Index Futures 14 USD 1,255 12/23
(104)
S&P E-Mini Utilities Select Sector Index Futures 62 USD 3,745 12/23
(193)
SPI 200 Index Futures 15 AUD 2,544 12/23 (98)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (529)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 450 EUR 424 11/01/23 (1)
Bank of America USD 529 EUR 501 12/20/23 2
Bank of America USD 621 EUR 579 12/20/23 (7)
Bank of America USD 264 GBP 217 11/01/23 —
Bank of America USD 55 GBP 45 11/02/23 —
Bank of America USD 112 JPY 16,828 11/01/23 (1)
Bank of America AUD 878 USD 566 12/20/23 9
Bank of America EUR 520 USD 551 11/01/23 1
Bank of America EUR 1,103 USD 1,173 12/20/23 3
HSBC USD 1,084 AUD 1,682 12/20/23 (15)
HSBC USD 1,187 EUR 1,101 12/20/23 (20)
Royal Bank of Canada USD 1,084 AUD 1,682 12/20/23 (15)
Royal Bank of Canada USD 1,188 EUR 1,101 12/20/23 (21)
Royal Bank of Canada EUR 496 USD 525 12/20/23 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (66)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
752 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 18,011 $ —
$ —
$ 18,011 7 .9
Belgium — 8 —
—
8 —
*
Brazil 1,174 — —
—
1,174 0 .5
Canada 17,661 — —
—
17,661 7 .7
China — 5,260 —
—
5,260 2 .3
Denmark — 13 —
—
13 —
*
France — 15,575 —
—
15,575 6 .8
Germany — 3,014 —
—
3,014 1 .3
Hong Kong — 1,420 —
—
1,420 0 .6
Italy — 7,015 —
—
7,015 3 .1
Japan — 5,215 —
—
5,215 2 .3
Mexico 10,011 — —
—
10,011 4 .4
Netherlands — 49 —
—
49 —
*
New Zealand — 4,518 —
—
4,518 2 .0
Philippines — 479 —
—
479 0 .2
Portugal — 888 —
—
888 0 .4
Singapore — 407 —
—
407 0 .2
Spain — 15,211 —
—
15,211 6 .6
Switzerland — 4,564 —
—
4,564 2 .0
Thailand — 21 —
—
21 —
*
United Kingdom 659 6,268 —
—
6,927 3 .0
United States 101,016 1,163 —
—
102,179 44 .6
Short-Term Investments — — — 8,242 8,242 3 .6
Other Securities — — — 2,986 2,986 1 .3
Total Investments 130,521 89,099 — 11,228 230,848 100 .8
Other Assets and Liabilities, Net
(0 .8)
100 .0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 14 — — 15 —
*
A
Liabilities
Futures Contracts (529) — — — (529) (0 .2)
Foreign Currency Exchange Contracts (2) (79) — — (81) (—)
*
Total Other Financial Instruments
**
$ (530) $ (65) $ — $ — $ (595)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 753
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
33,718
Construction & Engineering ..............................................................
4,787
Data Centers .......................................................................................
1,317
Diversified ..........................................................................................
5,752
Electric Utilities .................................................................................
57,674
Environmental & Facilities Services .................................................
6,063
Gas Utilities .......................................................................................
8,120
Healthcare ..........................................................................................
121
Highways & Railtracks ......................................................................
25,306
Integrated Telecommunication Services ............................................
758
Marine Ports & Services ....................................................................
3,962
Multi-Utilities ....................................................................................
21,443
Oil & Gas Storage & Transportation .................................................
39,853
Railroads ............................................................................................
6,738
Renewable Electricity ........................................................................
227
Water Utilities ....................................................................................
3,781
Short-Term Investments .......................................................
8,242
Other Securities .....................................................................
2,986
Total Investments ............................................................................... 230,848

See accompanying notes which are an integral part of the financial statements.
754 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 15
Total
$ — $ 15
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 529 $ —
Unrealized depreciation on foreign currency exchange contracts — 81
Total
$ 529 $ 81
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,257 $ —
Foreign currency exchange contracts — 657
Total
$ 1,257 $ 657
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (601) $ —
Foreign currency exchange contracts — (39)
Total
$ (601) $ (39)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 755
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,856 $ — $ 2,856
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 15 — 15
Total Financial and Derivative Assets
2,871 — 2,871
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,870 $ — $ 2,870
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,022 $ 7 $ 1,009 $ 6
Barclays
783 — 783 —
Goldman Sachs
457 — 457 —
Wells Fargo
608 — 608 —
Total
$ 2,870 $ 7 $ 2,857 $ 6

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
756 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 81 $ — $ 81
Total Financial and Derivative Liabilities
81 — 81
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 78 $ — $ 78
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 7 $ 7 $ — $ —
HSBC 35 — — 35
Royal Bank of Canada 36 — — 36
Total
$ 78 $ 7 $ — $ 71
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 757
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 227,200
Investments, at fair value(*)(>) ....................................................................................................................................................
230,848
Foreign currency holdings(^) ....................................................................................................................................................... 720
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 15
Receivables:
Dividends and interest ...................................................................................................................................................... 376
Dividends from affiliated funds ....................................................................................................................................... 40
Investments sold ............................................................................................................................................................... 552
Fund shares sold ............................................................................................................................................................... 224
Foreign capital gains taxes recoverable ........................................................................................................................... 63
From broker(a) ................................................................................................................................................................. 1,200
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
234,040
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 878
Fund shares redeemed ...................................................................................................................................................... 191
Accrued fees to affiliates .................................................................................................................................................. 136
Other accrued expenses .................................................................................................................................................... 152
Variation margin on futures contracts .............................................................................................................................. 529
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 81
Payable upon return of securities loaned ..................................................................................................................................... 2,986
Total liabilities ...........................................................................................................................................................
4,953
Net Assets ...............................................................................................................................................................
$ 229,087

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
758 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (2,105)
Shares of beneficial interest .........................................................................................................................................................
298
Additional paid-in capital ............................................................................................................................................................
230,894
Net Assets ...............................................................................................................................................................
$ 229,087
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 7.67
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.14
Class A — Net assets ........................................................................................................................................................... $ 3,574,380
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 466,102
Net asset value per share: Class C (#) .......................................................................................................................................... $ 7.55
Class C — Net assets ........................................................................................................................................................... $ 1,557,148
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 206,160
Net asset value per share: Class M (#) ......................................................................................................................................... $ 7.68
Class M — Net assets .......................................................................................................................................................... $ 37,231,684
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,850,206
Net asset value per share: Class S (#) .......................................................................................................................................... $ 7.70
Class S — Net assets ............................................................................................................................................................ $ 141,616,844
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 18,400,019
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 7.70
Class Y — Net assets ........................................................................................................................................................... $ 45,106,665
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 5,860,222
Amounts in thousands
(^)     Foreign currency holdings - cost $ 725
(*)     Securities on loan included in investments $ 2,856
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 11,228
(a)   Receivable from Broker for Futures $ 1,200
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 759
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,213
Dividends from affiliated funds ....................................................................................................................................... 482
Interest .............................................................................................................................................................................. 2
Securities lending income (net) ....................................................................................................................................... 23
Less foreign taxes withheld ............................................................................................................................................. (500)
Total investment income ..............................................................................................................................................................
7,220
Expenses
Advisory fees ................................................................................................................................................................... 2,530
Administrative fees .......................................................................................................................................................... 98
Custodian fees .................................................................................................................................................................. 160
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 15
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 4
Transfer agent fees - Class M .......................................................................................................................................... 78
Transfer agent fees - Class S ............................................................................................................................................ 251
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 86
Registration fees ............................................................................................................................................................... 107
Shareholder servicing fees - Class C ............................................................................................................................... 5
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 40
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 3,419
Expense reductions .......................................................................................................................................................... (1,400)
Net expenses ................................................................................................................................................................................
2,019
Net investment income (loss) .......................................................................................................................................................
5,201
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,415)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 1,257
Foreign currency exchange contracts ............................................................................................................................... 657
Foreign currency-related transactions .............................................................................................................................. (470)
Net realized gain (loss) ................................................................................................................................................................
(1,975)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (12,945)
Futures contracts .............................................................................................................................................................. (601)
Foreign currency exchange contracts ............................................................................................................................... (39)
Foreign currency-related transactions .............................................................................................................................. 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. (13,582)
Net realized and unrealized gain (loss) ........................................................................................................................................ (15,557)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (10,356)

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
760 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,201 $ 1,533
Net realized gain (loss) ....................................................................................................................... (1,975) 3,815
Net change in unrealized appreciation (depreciation) ........................................................................ (13,582) (10,029)
Net increase (decrease) in net assets from operations .............................................................................. (10,356) (4,681)
Distributions
To shareholders
Class A .......................................................................................................................................... (134) (658)
Class C .......................................................................................................................................... (54) (339)
Class M ......................................................................................................................................... (1,500) (1,356)
Class S .......................................................................................................................................... (4,489) (10,069)
Class Y .......................................................................................................................................... (1,124) (964)
Net decrease in net assets from distributions ............................................................................................ (7,301) (13,386)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 171,910 (3,220)
Total Net Increase (Decrease) in Net Assets ........................................................................
154,253 (21,287)
Net Assets
Beginning of period .................................................................................................................................. 74,834 96,121
End of period .............................................................................................................................................
$ 229,087 $ 74,834

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 761
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 64 $ 540 79 $ 699
Proceeds from reinvestment of distributions 16 134 77 658
Payments for shares redeemed (111) (947) (123) (1,109)
Net increase (decrease)
(31) (273) 33 248
Class C
Proceeds from shares sold 34 287 55 490
Proceeds from reinvestment of distributions 6 54 40 339
Payments for shares redeemed (97) (810) (86) (763)
Net increase (decrease)
(57) (469) 9 66
Class M
Proceeds from shares sold 4,404 36,764 300 2,728
Proceeds from reinvestment of distributions 181 1,500 159 1,356
Payments for shares redeemed (820) (6,948) (236) (2,063)
Net increase (decrease)
3,765 31,316 223 2,021
Class S
Proceeds from shares sold 15,215 127,199 992 8,863
Proceeds from reinvestment of distributions 512 4,261 1,173 10,050
Payments for shares redeemed (3,852) (32,332) (2,867) (25,989)
Net increase (decrease)
11,875 99,128 (702) (7,076)
Class Y
Proceeds from shares sold 5,215 43,685 73 558
Proceeds from reinvestment of distributions 136 1,124 113 963
Payments for shares redeemed (302) (2,601) — —
Net increase (decrease)
5,049 42,208 186 1,521
Total increase (decrease)
20,601 $ 171,910 (251) $ (3,220)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
762 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 8.13 .19 (.36) (.17) (.17) (.12)
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
Class C
October 31, 2023 8.01 .12 (.36) (.24) (.10) (.12)
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
Class M
October 31, 2023 8.13 .22 (.35) (.13) (.20) (.12)
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
Class S
October 31, 2023 8.16 .21 (.36) (.15) (.19) (.12)
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
Class Y
October 31, 2023 8.16 .25 (.39) (.14) (.20) (.12)
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 763
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)
%
Portfolio
Turnover Rate
(.29) 7.67 (2.35) 3,574 1.9 6 1.28 2.25 61
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(.22) 7.55 (3.15) 1,557 2.71 2.03 1.47 61
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(.32) 7.68 (1.87) 37,232 1.70 .93 2.61 61
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(.31) 7.70 (2.08) 141,617 1.71 1.03 2.48 61
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(.32) 7.70 (1.92) 45,107 1.51 .85 2.99 61
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
764 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 99,107
Administrative fees 9,441
Distribution fees 1,759
Shareholder servicing fees 335
Transfer agent fees 25,167
$ 135, 809
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,347 $ 261,462 $ 255,563 $ (4) $ — $ 8,242 $ 482 $ —
U.S. Cash Collateral Fund 1,426 63,790 62,230 — — 2,986 106 —
$ 3,773 $ 325,252 $ 317,793 $ (4) $ — $ 11,228 $ 588 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 233,324,644 $ 8,003,124 $ (10,578,617) $ (2,575,493) $ 635,587 $ (154,411)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,967,1 25 $ 2,334,280 $ — $ 5,976,856 $ 7,409,302 $ —
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
766 Global Real Estate Securities Fund
Global Real Estate Securities Fund - Class A
‡
Total
Return
1 Year (9 .79)%
5 Years (2 .27)%§
10 Years 0 .75%§
Global Real Estate Securities Fund - Class C
Total
Return
1 Year (4 .97)%
5 Years (1 .84)%§
10 Years 0 .59%§
Global Real Estate Securities Fund - Class M
‡‡
Total
Return
1 Year (3 .94)%
5 Years (0 .76)%§
10 Years 1 .66%§
Global Real Estate Securities Fund - Class R6
‡‡‡
Total
Return
1 Year (3 .84)%
5 Years (0 .68)%§
10 Years 1 .78%§
Global Real Estate Securities Fund - Class S
Total
Return
1 Year (4 .01)%
5 Years (0 .84)%§
10 Years 1 .60%§
Global Real Estate Securities Fund - Class Y
Total
Return
1 Year (3 .82)%
5 Years (0 .65)%§
10 Years 1 .80%§
FTSE EPRA Nareit Developed Index (Net)
**
Total
Return
1 Year (6 .03)%
5 Years (1 .46)%§
10 Years 1 .26%§
MSCI World Index (Net)
***
Total
Return
1 Year 10 .48%
5 Years 8 .27%§
10 Years 7 .53%§

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Global Real Estate Securities Fund 767
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
October 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class R6, Class S and
Class Y Shares lost 4.28%, 4.97%, 3.94%, 3.84%, 4.01% and
3.82%, respectively. This is compared to the Fund’s benchmark, the FTSE EPRA Nareit Developed Index (Net), which lost
6.03% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Real Estate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost
3.48%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global listed property market, as measured by the FTSE EPRA Nareit Developed Index (Net), lost 6.03%,
underperforming global equities. Within real estate securities, performance was weak across most major markets. Australia
finished at the bottom of the index followed by property stocks in North America. Asia ended slightly ahead of the index while real estate securities in Europe were the best performers.
With respect to property sectors, U.S. storage and office real estate investment trusts (“REITs”) led losses. The storage
sector faced challenges during the period owing to slowing
rental demand. Net lease and specialty REITs followed while
mall and industrial REITs marginally outperformed the index.
Health care and shopping center REITs were above average
performers. Mall REITs were stand-out performers, ending
in positive territory. Data centers were the best performing sector, driven by strong leasing demand due to excitement over artificial intelligence.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Favorable security selection within the health care sector drove the Fund’s performance. An overweight to and positive stock
selection within the technology sector further contributed to benchmark-relative performance. Security selection among
Japan developers had a negative impact.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited
and Cohen & Steers Asia Limited outperformed the Fund’s
benchmark for the fiscal year. Favorable security selection within the health care sector drove the manager’s outperformance
during the fiscal year. An overweight to U.S. technology
REITs further contributed to benchmark-relative performance.
Negative stock selection among residential REITs was a notable detractor.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under
the brand name DWS) (“DWS”) outperformed the Fund’s
benchmark for the fiscal year. Security selection within the health care and technology sectors contributed to DWS’s performance.
Favorable security selection among property stocks in
Continental Europe was additive. Stock selection among Japan developers marginally detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the
direct purchase of real estate stocks. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures.
The strategy outperformed relative to the Fund’s benchmark for the fiscal year. Positioning within the U.S. drove performance.
Within the U.S., an underweight to net lease REITs was
beneficial while an underweight to malls detracted.

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
768 Global Real Estate Securities Fund
During the fiscal year, the Fund used index futures to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
Money Managers as of October 31,
2023 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on November 1, 2013.
** FTSE EPRA Nareit Developed Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
*** MSCI World Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
Global Real Estate Securities Fund 769
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 888.10 $ 1,018.35
Expenses Paid During Period* $ 6.47 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 884.80 $ 1,014.57
Expenses Paid During Period* $ 10.02 $ 10.71
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 889.80 $ 1,020.11
Expenses Paid During Period* $ 4.81 $ 5.14
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
770 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 890.30 $ 1,020.47
Expenses Paid During Period* $ 4.48 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 889.50 $ 1,019.61
Expenses Paid During Period* $ 5.29 $ 5.65
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 890.40 $ 1,020.62
Expenses Paid During Period* $ 4.34 $ 4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.3%
Australia - 3.8%
Centuria Industrial REIT(ö) 201,654 366
Charter Hall Group - ADR(ö) 204,156 1,139
Charter Hall Retail REIT(ö) 68,299 133
Dexus Property Group(ö) 299,903 1,246
Goodman Group(ö) 145,139 1,928
GPT Group (The)(ö) 651,431 1,512
HomeCo Daily Needs Real Estate
Investment Trust(ö)(Þ) 548,135 374
Ingenia Communities Group(ö) 449,453 1,126
National Storage REIT(ö) 228,151 292
Region RE, Ltd.(ö) 709,048 892
Scentre Group(ö) 1,117,938 1,746
Stockland(ö) 1,241,978 2,818
13,572
Belgium - 0.8%
Aedifica SA(ö) 21,983 1,199
Cofinimmo SA(ö) 8,669 539
VGP NV 2,894 235
Warehouses De Pauw CVA(ö) 35,066 870
2,843
Canada - 2.3%
Boardwalk Real Estate Investment
Trust(ö) 76,496 3,572
Canadian Apartment Properties(ö) 35,600 1,048
Chartwell Retirement Residences 169,481 1,242
InterRent Real Estate Investment
Trust(ö) 85,876 728
RioCan Real Estate Investment Trust(ö) 137,445 1,670
8,260
France - 1.4%
Argan SA(ö) 5,418 371
Covivio(ö) 1,558 67
ICADE SA(ö) 12,194 399
Klepierre SA - GDR(ö) 179,856 4,377
5,214
Germany - 2.1%
LEG Immobilien SE(Æ) 21,406 1,333
TAG Immobilien AG(Æ) 88,622 964
Vonovia SE 221,415 5,083
7,380
Hong Kong - 4.5%
CK Asset Holdings, Ltd. 935,522 4,673
Hongkong Land Holdings, Ltd. 127,743 405
Hysan Development Co., Ltd. 132,000 242
Link Real Estate Investment Trust(ö) 1,029,683 4,722
Sun Hung Kai Properties, Ltd. 412,043 4,229
Wharf Holdings, Ltd. (The) 275,000 700
Wharf Real Estate Investment Co., Ltd. 357,133 1,254
16,225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan - 10.8%
Activia Properties, Inc.(ö) 499 1,348
Advance Residence Investment Corp.
(ö) 799 1,736
Comforia Residential REIT, Inc.(ö) 87 185
Daiwa House REIT Investment Corp.(ö) 864 1,528
Daiwa Office Investment Corp.(ö) 169 738
Daiwa Securities Living Investments
Corp.(ö) 664 491
Hulic REIT, Inc.(ö) 136 139
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,687 1,514
Invincible Investment Corp.(ö) 2,926 1,126
Japan Excellent, Inc.(ö) 107 94
Japan Hotel REIT Investment Corp.(ö) 2,176 989
Japan Retail Fund Investment Corp.(ö) 3,646 2,349
Keihanshin Building Co., Ltd. 120,200 1,104
Kenedix Office Investment Corp. Class
A(ö) 1,702 1,776
Kenedix Retail REIT Corp.(Ñ)(ö) 770 1,316
Mitsubishi Estate Co., Ltd. 528,418 6,749
Mitsui Fudosan Co., Ltd. 269,827 5,847
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 448 1,355
Mori Trust Sogo REIT, Inc.(ö) 4,369 2,129
Nippon Prologis REIT, Inc.(Æ)(ö) 1,973 3,509
Nomura Real Estate Holdings, Inc. 75,400 1,756
TOC Co., Ltd. 45,000 189
United Urban Investment Corp.(ö) 983 990
38,957
Macao - 0.0%
Sands China, Ltd.(Æ) 36,444 98
Netherlands - 0.7%
CTP NV(Þ) 55,952 817
Eurocommercial Properties NV(ö) 25,330 544
Unibail-Rodamco-Westfield(Æ)(ö) 23,008 1,140
2,501
Singapore - 3.6%
CapitaLand Ascendas REIT(ö) 1,336,500 2,539
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 903,500 1,165
Capitaland Investment, Ltd. 1,322,546 2,848
City Developments, Ltd. 135,000 624
Frasers Centrepoint Trust(Æ)(ö) 531,900 804
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 1,715,100 1,303
Keppel DC REIT(Æ)(ö) 587,900 727
Mapletree Logistics Trust(ö) 1,545,100 1,660
Parkway Life Real Estate Investment
Trust(Æ)(ö) 489,882 1,203
12,873
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 33,391 232
Cellnex Telecom SA(Þ) 14,179 418

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
772 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inmobiliaria Colonial Socimi SA(ö) 65,575 369
Merlin Properties Socimi SA(ö) 104,107 870
1,889
Sweden - 1.0%
Castellum AB 136,739 1,307
Catena AB 19,078 632
Fabege AB 94,101 704
Fastighets AB Balder Class B(Æ) 214,455 914
Pandox AB 14,868 146
3,703
Switzerland - 0.7%
PSP Swiss Property AG 19,724 2,430
United Kingdom - 4.6%
Big Yellow Group PLC(ö) 115,555 1,342
British Land Co. PLC (The)(ö) 456,252 1,658
Derwent London PLC(ö) 30,412 677
Grainger PLC 521,466 1,451
Land Securities Group PLC(ö) 265,528 1,848
Life Science REIT PLC(Ñ)(ö) 574,670 429
LXI REIT PLC(ö)(Þ) 577,266 605
PRS REIT PLC (The)(ö) 342,433 301
Safestore Holdings PLC(ö) 140,875 1,171
Segro PLC(ö) 459,185 4,002
Shaftesbury Capital PLC(ö) 302,629 383
Sirius Real Estate, Ltd. 335,469 327
Tritax EuroBox PLC(Þ) 454,837 248
UNITE Group PLC (The)(ö) 186,983 1,985
16,427
United States - 60.5%
Agree Realty Corp.(ö) 45,986 2,572
American Homes 4 Rent Class A(ö) 123,059 4,029
Americold Realty Trust, Inc.(ö) 228,555 5,993
AvalonBay Communities, Inc.(ö) 45,226 7,496
Boyd Gaming Corp. 16,116 890
Brixmor Property Group, Inc.(ö) 103,918 2,160
Camden Property Trust(ö) 36,736 3,118
CareTrust REIT, Inc.(ö) 11,582 249
CubeSmart(ö) 64,963 2,215
Digital Realty Trust, Inc.(ö) 112,208 13,954
EastGroup Properties, Inc.(ö) 23,750 3,877
Equinix, Inc.(ö) 22,925 16,727
Equity LifeStyle Properties, Inc. Class
A(ö) 52,421 3,449
Essential Properties Realty Trust, Inc.
(ö) 156,947 3,445
Essex Property Trust, Inc.(ö) 22,056 4,718
Extra Space Storage, Inc.(ö) 28,731 2,976
Healthcare Realty Trust, Inc.(ö) 175,961 2,525
Highwoods Properties, Inc.(ö) 68,114 1,219
Host Hotels & Resorts, Inc.(ö) 63,460 982
Hudson Pacific Properties, Inc.(ö) 58,099 259
Invitation Homes, Inc.(ö) 273,913 8,133
Iron Mountain, Inc.(ö) 81,013 4,785
Jones Lang LaSalle, Inc.(Æ) 688 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kimco Realty Corp.(ö) 203,262 3,647
Kite Realty Group Trust(ö) 186,394 3,974
Medical Properties Trust, Inc.(Ñ)(ö) 167,353 800
Mid-America Apartment Communities,
Inc.(ö) 32,882 3,885
Omega Healthcare Investors, Inc.(ö) 62,449 2,067
Prologis, Inc.(ö) 233,062 23,481
Public Storage(ö) 41,845 9,989
Realty Income Corp.(ö) 185,751 8,801
Ryman Hospitality Properties, Inc.(ö) 14,225 1,218
SBA Communications Corp.(ö) 14,184 2,959
Simon Property Group, Inc.(ö) 105,223 11,563
SL Green Realty Corp.(Ñ)(ö) 44,480 1,303
Spirit Realty Capital, Inc.(ö) 130,830 4,709
STAG Industrial, Inc.(ö) 52,877 1,757
Sun Communities, Inc.(ö) 47,902 5,329
UDR, Inc.(ö) 183,854 5,848
Ventas, Inc.(ö) 76,935 3,267
VICI Properties, Inc.(ö) 270,069 7,535
Vornado Realty Trust(ö) 100,140 1,923
Welltower, Inc.(ö) 207,359 17,337
WP Carey, Inc.(ö) 14,361 770
218,021
Total Common Stocks
(cost $331,015) 350,393
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 8,296,348 (∞) 8,294
Total Short-Term Investments
(cost $8,294) 8,294
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 3,532,223 (∞) 3,532
Total Other Securities
(cost $3,532) 3,532
Total Investments - 100.6%
(identified cost $342,841) 362,219
Other Assets and Liabilities,
Net - (0.6%)
(2,058)
Net Assets - 100.0%
360,161

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 773
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 07/10/23 EUR 14,179 40.28 571
418
CTP NV 04/06/21 EUR 55,952 17.27 966
817
Frasers Logistics & Commercial Trust 07/12/21 SGD 1,715,100 1.11 1,896
1,303
HomeCo Daily Needs Real Estate Investment Trust 02/06/23 AUD 548,135 0.91 500
374
LXI REIT PLC 09/05/22 GBP 577,266 1.40 810
605
Tritax EuroBox PLC 03/15/21 EUR 454,837 1.42 646 248
3,765
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 327 USD 9,535 12/23 (1,198)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,198)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 52 AUD 82 11/01/23 —
Bank of America USD 55 EUR 52 11/01/23 —
Bank of America USD 133 GBP 109 11/01/23 —
Bank of America USD 353 GBP 291 11/01/23 —
Bank of America USD 46 GBP 38 11/02/23 —
Bank of America USD 53 HKD 415 11/01/23 —
Bank of America USD 606 JPY 90,744 11/01/23 (6)
Bank of America AUD 47 USD 30 11/01/23 —
Bank of America AUD 61 USD 38 11/02/23 —
Bank of America EUR 228 USD 242 11/01/23 —
Bank of America SGD 103 USD 76 11/01/23 —
State Street AUD 123 USD 78 11/02/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (6)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
774 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Australia $ — $ 13,572 $ —
$ —
$ 13,572 3 .8
Belgium — 2,843 —
—
2,843 0 .8
Canada 8,260 — —
—
8,260 2 .3
France — 5,214 —
—
5,214 1 .4
Germany — 7,380 —
—
7,380 2 .1
Hong Kong — 16,225 —
—
16,225 4 .5
Japan — 38,957 —
—
38,957 10 .8
Macao — 98 —
—
98 —
*
Netherlands — 2,501 —
—
2,501 0 .7
Singapore — 12,873 —
—
12,873 3 .6
Spain — 1,889 —
—
1,889 0 .5
Sweden — 3,703 —
—
3,703 1 .0
Switzerland — 2,430 —
—
2,430 0 .7
United Kingdom — 16,427 —
—
16,427 4 .6
United States 218,021 — —
—
218,021 60 .5
Short-Term Investments — — — 8,294 8,294 2 .3
Other Securities — — — 3,532 3,532 1 .0
Total Investments 226,281 124,112 — 11,826 362,219 100 .6
Other Assets and Liabilities, Net
(0 .6)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (1,198) — — — (1,198) (0 .3)
Foreign Currency Exchange Contracts (6) — — — (6) (—)
*
Total Other Financial Instruments
**
$ (1,204) $ — $ — $ — $ (1,204)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 775
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
34,785
Diversified ..........................................................................................
77,947
Healthcare ..........................................................................................
28,690
Industrial ............................................................................................
54,222
Lodging/Resorts .................................................................................
12,887
Office ..................................................................................................
12,845
Residential ..........................................................................................
65,500
Retail ..................................................................................................
45,531
Self Storage ........................................................................................
17,986
Short-Term Investments .......................................................
8,294
Other Securities .....................................................................
3,532
Total Investments ............................................................................... 362,219

See accompanying notes which are an integral part of the financial statements.
776 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,198 $ —
Unrealized depreciation on foreign currency exchange contracts — 6
Total
$ 1,198 $ 6
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 869 $ —
Foreign currency exchange contracts — 130
Total
$ 869 $ 130
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,145) $ —
Foreign currency exchange contracts — 165
Total
$ (1,145) $ 165
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 777
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 3,099 $ — $ 3,099
Total Financial and Derivative Assets
3,099 — 3,099
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,099 $ — $ 3,099
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 473 $ — $ 473 $ —
Citigroup
1,196 — 1,196 —
Fidelity
246 — 246 —
Goldman Sachs
677 — 677 —
Morgan Stanley
507 — 507 —
Total
$ 3,099 $ — $ 3,099 $ —

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
778 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 6 $ — $ 6
Total Financial and Derivative Liabilities
6 — 6
Financial and Derivative Liabilities not subject to a netting agreement
(6) — (6)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 779
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 342,841
Investments, at fair value(*)(>) ....................................................................................................................................................
362,219
Cash .............................................................................................................................................................................................. 32
Foreign currency holdings(^) ....................................................................................................................................................... 1,247
Receivables:
Dividends and interest ...................................................................................................................................................... 529
Dividends from affiliated funds ....................................................................................................................................... 52
Investments sold ............................................................................................................................................................... 644
Fund shares sold ............................................................................................................................................................... 756
Foreign capital gains taxes recoverable ........................................................................................................................... 178
From broker(a) ................................................................................................................................................................. 2,052
Total assets ...............................................................................................................................................................
367,709
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,107
Fund shares redeemed ...................................................................................................................................................... 212
Accrued fees to affiliates .................................................................................................................................................. 309
Other accrued expenses .................................................................................................................................................... 184
Variation margin on futures contracts .............................................................................................................................. 1,198
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 6
Payable upon return of securities loaned ..................................................................................................................................... 3,532
Total liabilities ...........................................................................................................................................................
7,548
Net Assets ...............................................................................................................................................................
$ 360,161

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
780 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (75,94 2 )
Shares of beneficial interest .........................................................................................................................................................
147
Additional paid-in capital ............................................................................................................................................................
435,95 6
Net Assets ...............................................................................................................................................................
$ 360,161
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 23.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 25.10
Class A — Net assets ........................................................................................................................................................... $ 9,036,888
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 382,003
Net asset value per share: Class C (#) .......................................................................................................................................... $ 22.39
Class C — Net assets ........................................................................................................................................................... $ 5,678,488
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 253,581
Net asset value per share: Class M (#) ......................................................................................................................................... $ 24.48
Class M — Net assets .......................................................................................................................................................... $ 55,519,519
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,268,287
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 24.52
Class R6 — Net assets ......................................................................................................................................................... $ 2,955,397
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 120,536
Net asset value per share: Class S (#) .......................................................................................................................................... $ 24.51
Class S — Net assets ............................................................................................................................................................ $ 225,852,894
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,215,520
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 24.51
Class Y — Net assets ........................................................................................................................................................... $ 61,117,897
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,493,705
Amounts in thousands
(^)    Foreign currency holdings - cost $ 1,275
(*)    Securities on loan included in investments $ 3,099
(>)    Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 11,826
(a)   Receivable from Broker for Futures $ 2,052
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 781
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 15,75 5
Dividends from affiliated funds ....................................................................................................................................... 530
Securities lending income (net) ....................................................................................................................................... 20
Less foreign taxes withheld ............................................................................................................................................. (621)
Total investment income ..............................................................................................................................................................
15,684
Expenses
Advisory fees ................................................................................................................................................................... 3,483
Administrative fees .......................................................................................................................................................... 211
Custodian fees .................................................................................................................................................................. 183
Distribution fees - Class A ............................................................................................................................................... 26
Distribution fees - Class C ............................................................................................................................................... 51
Transfer agent fees - Class A ........................................................................................................................................... 21
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 127
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 558
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 104
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ............................................................................................................................... 17
Trustees’ fees .................................................................................................................................................................... 27
Printing fees ..................................................................................................................................................................... 76
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 5,029
Expense reductions .......................................................................................................................................................... (282)
Net expenses ................................................................................................................................................................................
4,747
Net investment income (loss) .......................................................................................................................................................
10,937
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (35,196)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 869
Foreign currency exchange contracts ............................................................................................................................... 130
Foreign currency-related transactions .............................................................................................................................. 89
Net realized gain (loss) ................................................................................................................................................................
(34,107)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 13,643
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,145)
Foreign currency exchange contracts ............................................................................................................................... 165
Foreign currency-related transactions .............................................................................................................................. 27
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,691
Net realized and unrealized gain (loss) ........................................................................................................................................ (21,416)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (10,479)

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
782 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 10,937 $ 12,152
Net realized gain (loss) ....................................................................................................................... (34,107) (28,726)
Net change in unrealized appreciation (depreciation) ........................................................................ 12,691 (187,970)
Net increase (decrease) in net assets from operations .............................................................................. (10,479) (204,544)
Distributions
To shareholders
Class A .......................................................................................................................................... (210) (909)
Class C .......................................................................................................................................... (107) (631)
Class M ......................................................................................................................................... (1,390) (7,011)
Class R6 ........................................................................................................................................ (74) (162)
Class S .......................................................................................................................................... (5,778) (30,576)
Class Y .......................................................................................................................................... (1,428) (6,968)
From return of capital
Class A .......................................................................................................................................... — (170)
Class C .......................................................................................................................................... — (89)
Class M ......................................................................................................................................... — (1,471)
Class R6 ........................................................................................................................................ — (34)
Class S .......................................................................................................................................... — ( 6 , 129 )
Class Y .......................................................................................................................................... — ( 1 , 446 )
Net decrease in net assets from distributions ............................................................................................ (8,987) (55,596)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (164,358) (17,558)
Total Net Increase (Decrease) in Net Assets ........................................................................
(183,824) (277,698)
Net Assets
Beginning of period .................................................................................................................................. 543,985 821,683
End of period .............................................................................................................................................
$ 360,161 $ 543,985

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 783
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 27 $ 706 36 $ 1,165
Proceeds from reinvestment of distributions 8 208 31 1,071
Payments for shares redeemed (72) (1,893) (80) (2,537)
Net increase (decrease)
(37) (979) (13) (301)
Class C
Proceeds from shares sold 10 260 12 369
Proceeds from reinvestment of distributions 4 107 22 719
Payments for shares redeemed (60) (1,516) (54) (1,651)
Net increase (decrease)
(46) (1,149) (20) (563)
Class M
Proceeds from shares sold 491 13,405 454 15,088
Proceeds from reinvestment of distributions 53 1,390 243 8,481
Payments for shares redeemed (1,491) (39,830) (704) (23,024)
Net increase (decrease)
(947) (25,035) (7) 545
Class R6
Proceeds from shares sold 63 1,735 11 320
Proceeds from reinvestment of distributions 3 74 6 196
Payments for shares redeemed (18) (485) (20) (626)
Net increase (decrease)
48 1,324 (3) (110)
Class S
Proceeds from shares sold 1,332 36,118 1,592 52,914
Proceeds from reinvestment of distributions 216 5,750 1,045 36,608
Payments for shares redeemed (5,937) (159,914) (3,197) (103,794)
Net increase (decrease)
(4,389) (118,046) (560) (14,272)
Class Y
Proceeds from shares sold 406 10,909 225 6,299
Proceeds from reinvestment of distributions 54 1,428 241 8,414
Payments for shares redeemed (1,242) (32,810) (482) (17,570)
Net increase (decrease)
(782) (20,473) (16) (2,857)
Total increase (decrease)
(6,153) $ (164,358) (619) $ (17,558)

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
784 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2023 25.23 .59 (1.62) (1.03) (.54) — —
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29) —
Class C
October 31, 2023 23.95 .37 (1.53) (1.16) (.40) — —
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29) —
Class M
October 31, 2023 26.06 .71 (1.68) (.97) (.61) — —
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29) —
Class R6
October 31, 2023 26.10 .72 (1.68) (.96) (.62) — —
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29) —
Class S
October 31, 2023 26.10 .68 (1.68) (1.00) (.59) — —
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29) —
Class Y
October 31, 2023 26.09 .73 (1.68) (.95) (.63) — —
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 785
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.54) 23.66 (4.2 4 ) 9,037 1.42 1.37 2.24 63
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(.40) 22.39 (4.97) 5,678 2.17 2.12 1.49 63
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(.61) 24.48 (3.9 0 ) 55,520 1.17 1.02 2.59 63
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(.62) 24.52 (3.84) 2,955 1.02 .95 2.64 63
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(.59) 24.51 (4.01) 225,853 1.17 1.12 2.49 63
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(.63) 24.51 (3.82) 61,118 .97 .92 2.64 63
(2.67) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
786 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 235,656
Administrative fees 15,234
Distribution fees 5,680
Shareholder servicing fees 1,238
Transfer agent fees 47,245
Trustee fees 3,591
$ 308,644
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,943 $ 184,359 $ 188,010 $ 1 $ 1 $ 8,294 $ 530 $ —
U.S. Cash Collateral Fund 1,140 37,950 35,558 — — 3,532 96 —
$ 13,083 $ 222,309 $ 223,568 $ 1 $ 1 $ 11,826 $ 626 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 370, 885 , 964 $ 13, 235 , 122 $ (2 1 , 895 , 408 ) $ (8, 660 , 286 ) $ 517,239 $ (67, 744 , 366 )
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,986,779 $ — $ — $ 24,650,120 $ 21,605,886 $ 9,339,495
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
788 Multi-Strategy Income Fund
Multi-Strategy Income Fund - Class A
‡
Total
Return
1 Year (0 .77)%
5 Years (0 .36)%§
Inception* 0 .85%§
Multi-Strategy Income Fund - Class C
Total
Return
1 Year 4 .61%
5 Years 0 .09%§
Inception* 0 .80%§
Multi-Strategy Income Fund - Class M
‡‡
Total
Return
1 Year 5 .79%
5 Years 1 .21%§
Inception* 1 .90%§
Multi-Strategy Income Fund - Class S
Total
Return
1 Year 5 .56%
5 Years 1 .08%§
Inception* 1 .81%§
Multi-Strategy Income Fund - Class Y
Total
Return
1 Year 5 .76%
5 Years 1 .28%§
Inception* 2 .01%§
30% FTSE All-World / 70% FTSE US Broad Investment
Grade Composite Index (gross)
**
Total
Return
1 Year 3 .56%
5 Years 2 .56%§
Inception* 2 .51%§

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multi-Strategy Income Fund 789
The Multi-Strategy Income Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2023, the Fund had twelve money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
gained 5.31%, 4.61%, 5.79%, 5.56% and 5.76%, respectively.
This is compared to the Fund’s benchmark, the 30% FTSE
All-World/70% FTSE US Broad Investment Grade Composite
Index (gross), which gained 3.56% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Moderately
Conservative Allocation Category, a group of funds that
Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 3.05%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by volatility in financial markets, as investors grappled with slowing economies,
dispersions in economic data, and hawkish central bank
policy. Although central banks have slowed the pace of hiking, persistent inflation – driven by tight labor markets, consumer resilience, and healthy corporate balance sheets – has resulted in an anticipated “higher for longer” rate regime as the global economies continue to slow.
Equities outperformed fixed income markets over the fiscal
year. Within U.S. equities, there were a few key events that shaped market volatility over the year. The regional banking crisis in March precipitated fears of contagion risk in the
financial sector but fears of a long-term impact were short-lived as markets rebounded. Advancements in artificial intelligence spurred enthusiasm in markets during the second and third
quarters, driving technology stocks higher. Overall, the Russell
1000
®
Index and Russell 3000
®
Index experienced gains of
9.48% and 8.38% respectively over the fiscal year, indicating that both growth and value securities benefitted during the
year. Within developed markets, Japanese equities were a
notable outperformer over the year, largely driven by investor expectations of corporate governance reforms and central bank indications of yield curve control adjustment. Emerging market outperformance was largely driven by India, which delivered
positive absolute return over the year, and Taiwan, whose
sector performance was driven by semiconductors. Within fixed income, the Bloomberg Global Aggregate Bond Index (U.S.
Hedged) increased by 1.72% over the fiscal year. Fixed income markets were challenged given persistently high inflation and hawkish central bank policy, with investment grade, emerging market, and high yield debt spreads widening. Overall, the
Fund’s tilt towards value and a defensive, risk-off posture were beneficial.
Within alternatives, infrastructure detracted over the fiscal year versus other asset classes, with the S&P Global Infrastructure
Index (Net) (USD) down 2.23% over the year versus the MSCI
All Country World Index Net up 10.50%. Despite the lagging
performance of the asset class, the Fund’s infrastructure
manager outperformed its RIM-assigned benchmark driven by
selection in industrial names.
Global listed real estate underperformed global equities, with performance being mixed across regions. The U.S. and Europe
underperformed while emerging markets outperformed. Overall, the Fund’s exposure to real estate investment trusts (“REITs”)
was additive, as the Fund’s real estate manager outperformed its sector benchmark due to security selection in data centers.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global REITs, global infrastructure, investment-grade credit and emerging
market debt.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
790 Multi-Strategy Income Fund
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to money manager performance, equity money
managers generally added to the Fund’s overall performance,
with value-oriented money managers contributing the most
among the equity managers. Security selection continued to
be the major driver of performance. Value-oriented money
managers Boston Partners Global Investors, Inc. (“Boston”)
and MFS Institutional Advisors, Inc. (“MFS”) outperformed
their RIM-assigned benchmarks. Boston’s outperformance was
driven by selection in industrials and information technology, while MFS’s outperformance was driven by selection in
consumer discretionary and industrials. Conversely, security selection detracted from Berenberg Asset Management LLC’s
(“Berenberg”) benchmark-relative performance, driven by
negative selection in European financials and industrials.
Within fixed income, Marathon Asset Management, L.P’s
emerging market bond strategy outperformed its RIM-assigned
benchmark.
RIM’s asset allocations were a net detractor over the fiscal year, as equity and long duration positions did not add value during a volatile year. Conversely, RIM’s underlying preference for value-oriented securities was additive, as these names
outperformed. Allocations to non-U.S. equities over domestic equities were more mixed as European markets underperformed
while emerging markets outperformed over the fiscal year. The
Fund’s conservative positioning in credit detracted over the year, while allocations to alternative strategies positively contributed to Fund returns.
During the fiscal year, RIM used equity and fixed income
derivatives to seek to maintain tactical asset allocation
preferences and implement risk-mitigation strategies. RIM used standardized derivative contracts, such as equity index futures and Treasury futures, to seek to efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used in an effort to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve RIM’s desired asset allocation in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity views associated with value, quality and low volatility factors. The strategy outperformed relative to the Fund’s benchmark for the fiscal year.
Describe any changes to the Fund’s structure or the
money manager line-up.
In December 2022, RIM terminated RiverPark Advisors, LLC
as a money manager for the Fund. Allocations to other money
manager strategies were adjusted as a result.
In March 2023, RIM hired PineStone Asset Management Inc.
as a replacement for RiverPark Advisors, LLC in the Fund.
Allocations to other money manager strategies were adjusted
as a result.
In June 2023, RIM terminated Putnam Investment Management,
LLC as a money manager for the Fund. Allocations to other
money manager strategies were adjusted as a result.
In July 2023, RIM introduced a “quality income” positioning
strategy to the Fund in order help position the Fund during
market sell-off scenarios.
Money Managers as of October 31,
2023 Styles
Berenberg Asset Management LLC European Equity
Boston Partners Global Investors, Inc. Global Equity
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real
Estate Securities,
Global Listed
Infrastructure,
Preferred Securities
Intermede Investment Partners Limited and
Intermede Global Partners Inc Global Equity
Kopernik Global Investors, LLC Global Equity
Man Investments Australia Limited Asia ex-Japan
Equity
Marathon Asset Management, L.P. Emerging Market
Debt
MFS Institutional Advisors, Inc. Global Equity
Oaktree Fund Advisors, LLC Emerging
Markets Equity
/ High Income
Convertibles
PineStone Asset Management Inc. Global Equity
RWC Asset Advisors (US) LLC Emerging Markets
Equity
Sompo Asset Management Co., Ltd. Japan Equity

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multi-Strategy Income Fund 791
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on May 1, 2015.
** 30% FTSE All-World/70% FTSE US Broad Investment Grade Composite Index (gross) is a custom blend of 30% FTSE All-World Index/70% FTSE US
Broad Investment Grade Composite Index (gross), created and maintained by FTSE. FTSE Multi-Asset Composite Index Series is designed to measure cross-asset market returns for a range of regions and risk exposures. The FTSE All-World Index is a market-capitalization weighted index representing the performance of the large and mid-cap stocks from the FTSE Global Equity Index Series and covers 90-95% of the investable market capitalization. The index covers Developed and Emerging markets. The FTSE US Broad Investment Grade Index (gross) (USBIG®) tracks the performance of US Dollar-
denominated bonds issued in the US investment-grade bond market. The index includes US Treasury, government-sponsored, collateralized, and corporate debt.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
792 Multi-Strategy Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 947.80 $ 1,020.06
Expenses Paid During Period* $ 5.01 $ 5.19
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 944.60 $ 1,016.28
Expenses Paid During Period* $ 8.68 $ 9.00
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 950.70 $ 1,021.83
Expenses Paid During Period* $ 3.29 $ 3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Multi-Strategy Income Fund 793
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 949.20 $ 1,021.32
Expenses Paid During Period* $ 3.78 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 950.20 $ 1,022.33
Expenses Paid During Period* $ 2.80 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
794 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 34.5%
Corporate Bonds and Notes - 14.4%
8x8, Inc.
4.000% due 02/01/28 116 80
Accolade, Inc.
0.500% due 04/01/26 439 345
Affirm Holdings, Inc.
11.521% due 11/15/26 1,080 770
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 444
Aircastle, Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 63
Alarm.com, Inc.
5.284% due 01/15/26 1,427 1,220
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 110
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 105
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 108
Arbor Realty Trust, Inc.
7.500% due 08/01/25 (Þ) 536 509
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 97
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 96
Bandwidth, Inc.
0.500% due 04/01/28 169 103
Bank of America Corp.
Series AA
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 264 255
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 96
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 151 122
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 120
Series X
6.250% due 09/29/49 (CME Term
SOFR 3 Month + 3.967%)(Ê)(ƒ) 162 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Z
6.500% due 12/31/49 (CME Term
SOFR 3 Month + 4.436%)(Ê)(ƒ) 107 106
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 46
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 46
Beauty Health Co. (The)
1.250% due 10/01/26 (Þ) 370 277
Blackline, Inc.
0.000% due 03/15/26 (Æ) 432 367
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,426 1,213
Block, Inc.
0.125% due 03/01/25 431 397
Bridgebio Pharma, Inc.
2.250% due 02/01/29 357 261
Cable One, Inc.
8.568% due 03/15/26 360 294
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 245 233
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 246
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 442 351
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 29 23
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 604 501
Chefs' Warehouse, Inc.
1.875% due 12/01/24 (Þ) 248 229
Chegg, Inc.
0.125% due 03/15/25 (Þ) 198 174
4.794% due 09/01/26 (Þ) 794 616
Citigroup, Inc.
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 432 362
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 202 195
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 272 259

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 795
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 99 93
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 90 77
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 68 59
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 70
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 62 45
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 311
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 1,650 1,248
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 160 148
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 489 404
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 385 302
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 840 628
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 225 183
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 177
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 163 145
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 122 101
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 57 50
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 225 179
Enterprise Products Operating LLC
Series D
8.619% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 100
Euronet Worldwide, Inc.
0.750% due 03/15/49 (Ñ)(Þ) 735 673
Eventbrite, Inc.
0.750% due 09/15/26 750 614
Expedia Group, Inc.
4.711% due 02/15/26 498 433
EZCORP, Inc.
2.375% due 05/01/25 942 866
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 257
Fastly, Inc.
7.664% due 03/15/26 144 121
Fisker, Inc.
2.500% due 09/15/26 (Þ) 327 125
Fiverr International, Ltd.
0.000% due 11/01/25 (Þ)(Æ) 749 642
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 97
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 138 133
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 39 30
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 304 236
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 128 126
Haemonetics Corp.
6.123% due 03/01/26 1,047 898
Hartford Financial Services Group, Inc.
Series ICON
7.751% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 92

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
796 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(Æ) 498 471
HCI Group, Inc.
4.750% due 06/01/42 312 304
High Ridge Brands Co.
8.875% due 03/15/25 ( Ø)(Š)(Þ)(Æ) 1,640 —
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 15
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 158 118
I3 Verticals LLC
1.000% due 02/15/25 205 187
ILFC E-Capital Trust I
7.209% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 100 74
Innoviva, Inc.
2.125% due 03/15/28 657 523
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 433 427
iQIYI, Inc.
4.000% due 12/15/26 460 438
Itron, Inc.
6.015% due 03/15/26 404 341
JetBlue Airways Corp.
0.500% due 04/01/26 599 371
JOYY, Inc.
1.375% due 06/15/26 602 572
JPMorgan Chase & Co.
Series HH
4.600% due 12/31/99 (CME Term
SOFR 3 Month + 3.125%)(Ê)(ƒ) 51 48
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 178 154
Series Q
8.889% due 12/31/49 (CME Term
SOFR 3 Month + 3.512%)(Ê)(ƒ) 88 88
Series S
6.750% due 01/29/49 (CME Term
SOFR 3 Month + 4.042%)(Ê)(ƒ) 49 49
Series X
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 3.592%)(Ê)(ƒ) 79 78
Land O'Lakes, Inc.
7.250% due 12/31/99 ( Ê)(ƒ)(Þ)(~) 185 144
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 60 60
Livongo Health, Inc.
0.875% due 06/01/25 545 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 200 195
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 360 251
Lyft, Inc.
1.500% due 05/15/25 (Þ) 747 681
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 15
Series F
5.125% due 12/29/49 (USD 3 Month
LIBOR + 3.520%)(Ê)(ƒ) 112 84
Magnite, Inc.
0.250% due 03/15/26 288 242
Mesa Laboratories, Inc.
1.375% due 08/15/25 605 538
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 300 305
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 244
10.750% due 08/01/39 66 83
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 73
MicroStrategy, Inc.
0.000% due 02/15/27 (Ñ)(Æ) 780 560
Mitek Systems, Inc.
0.750% due 02/01/26 57 49
NeoGenomics, Inc.
0.250% due 01/15/28 260 186
New Mountain Finance Corp.
7.500% due 10/15/25 (Þ) 1,014 1,015
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 35
NextEra Energy, Inc.
0.906% due 11/15/25 (Þ) 355 301
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 1,064 975
Pebblebrook Hotel Trust
1.750% due 12/15/26 675 532
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,228 1,194
Perficient, Inc.
0.125% due 11/15/26 1,367 1,093
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 159 114

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 44 37
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 159
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 218 179
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 65 58
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 148 126
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 215 192
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 70 66
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 100 99
Q2 Holdings, Inc.
0.125% due 11/15/25 547 477
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 309 229
Redfin Corp.
0.500% due 04/01/27 317 174
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 84 77
Repay Holdings Corp.
0.000% due 02/01/26 (Þ)(Æ) 1,311 1,041
RWT Holdings, Inc.
5.750% due 10/01/25 1,212 1,125
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 51
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 91
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 250 193
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 340 318
Snap, Inc.
0.125% due 03/01/28 (Þ) 904 612
SoFi Technologies, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.124% due 10/15/26 (Þ) 1,636 1,231
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 119
Spotify Technology SA
4.125% due 03/15/26 1,505 1,288
Square, Inc.
2.118% due 05/01/26 202 168
Stem, Inc.
0.500% due 12/01/28 (Þ) 237 124
TechTarget, Inc.
0.000% due 12/15/26 (Æ) 750 594
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 579 450
TripAdvisor, Inc.
0.250% due 04/01/26 1,394 1,176
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 37 30
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 68 62
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 113 90
Upstart Holdings, Inc.
0.250% due 08/15/26 346 218
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 63 44
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 121 95
Wayfair, Inc.
0.625% due 10/01/25 (Ñ)(Þ) 600 510
Wells Fargo & Co.
5.950% due 12/15/36 110 101
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 287 287
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 740 641
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 12 12
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 39 38
47,112

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
798 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 19.7%
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 (Þ) 200 170
1.700% due 03/02/31 (Þ) 371 289
3.125% due 09/30/49 (Þ) 200 122
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 577
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 170
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 200 191
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 164
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 302
Argentine Republic Government
International Bond
1.750% due 07/09/27 (~)(Ê) 71 20
1.000% due 07/09/29 263 70
4.875% due 07/09/29 (~)(Ê) 884 231
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 296 273
AXA SA
8.600% due 12/15/30 40 46
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 100 103
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 516
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 657 630
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.192%)(Ê)(ƒ) 200 188
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 613 588
Banco do Estado do Rio Grande do
Sul SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 183
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 196
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 183
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 100 69
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 110 102
Barclays PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 200 179
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 400 373
Bilibili, Inc.
0.500% due 12/01/26 (Þ) 552 494
BNP Paribas SA
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 292
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 139
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 400 371
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 200 192
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 203
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 240 228
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 460 400
Braskem Netherlands Finance BV
8.500% due 01/12/31 (Þ) 200 187
7.250% due 02/13/33 (Þ) 200 173
Brazil Government International Bond
6.000% due 10/20/33 200 185
4.750% due 01/14/50 583 389
Chile Government International Bond
2.550% due 07/27/33 286 214
4.950% due 01/05/36 833 739
China Government International Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
1.250% due 10/26/26 (Þ) 200 179
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 230
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 171
Corp. Nacional del Cobre de Chile
5.950% due 01/08/34 (Þ) 220 204
Series REGS
3.150% due 01/15/51 (Þ) 871 456
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 400 380
Credit Agricole SA
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 198
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 148
CSAIL Commercial Mortgage Trust
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Ñ)(Þ) 300 293
Deutsche Bank AG
7.500% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.003%)(Ê)(ƒ) 400 354
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 750 719
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 613
Ecopetrol SA
8.625% due 01/19/29 90 90
4.625% due 11/02/31 325 244
7.375% due 09/18/43 306 243
5.875% due 11/02/51 179 112
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 168 85
5.500% due 07/31/35 (~)(Ê)(Þ) 580 220
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 856 488
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 183
Electricite de France SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 205
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 372 350
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 526
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 523
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 605
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 91
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 214
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 43
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 116
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 150 144
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 202
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 147 123
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 190 182
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 668
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 1,016 780
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 228 183
First Majestic Silver Corp.
0.375% due 01/15/27 667 495
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 220
4.250% due 07/23/29 (Þ) 342 188
Galaxy Pipeline Assets Bidco, Ltd.
Series REGS
2.940% due 09/30/40 (Þ) 408 301

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
800 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 479
Ghana Government International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 200 84
7.875% due 02/11/35 (~)(Ê)(Þ) 464 198
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Ñ)(Þ) 709 625
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 272
HSBC Capital Funding, LP
10.176% due 10/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 157 189
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 400 377
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 145
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ)(Ñ) 200 196
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 516
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 708 565
Hungary Government International
Bond
6.750% due 09/25/52 (Þ) 200 185
Series REGS
6.125% due 05/22/28 (Þ) 235 233
3.125% due 09/21/51 (Þ) 265 141
6.750% due 09/25/52 (Þ) 200 185
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 158
Indonesia Government International
Bond
4.550% due 01/11/28 200 192
3.550% due 03/31/32 380 320
4.850% due 01/11/33 200 187
5.650% due 01/11/53 639 585
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 187
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 145
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.711%)(Ê)(ƒ)(Þ) 200 179
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 593
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 187
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 530 514
Israel Government International Bond
4.500% due 01/17/33 200 176
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 95 84
Jordan Government International Bond
Series REGS
7.375% due 10/10/47 (Þ) 220 166
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 355 292
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 182
6.375% due 10/24/48 (Þ) 464 363
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 286 264
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 224
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 531
KSA Sukuk, Ltd.
4.274% due 05/22/29 (Þ) 858 807
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 160
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Þ) 1,159 73
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 176
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 524
MDGH GMTN RSC, Ltd.
Series REGS
5.500% due 04/28/33 (Þ) 200 194

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 153
Mexico Government International
Bond
6.338% due 05/04/53 200 175
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 200 167
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 245 240
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 413
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 194
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 183
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 350
7.375% due 09/28/33 (Þ) 295 221
NIO, Inc.
0.500% due 02/01/27 115 99
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 191
6.250% due 09/13/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.954%)(Ê)(Þ) 400 385
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 187
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 593
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 592
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 584 590
7.000% due 01/25/51 (Þ) 200 184
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 (Þ) 579 470
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 369 181
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,498 638
Panama Government International
Bond
6.400% due 02/14/35 395 362
6.853% due 03/28/54 600 517
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 184
Series REGS
3.849% due 06/28/33 (Þ) 283 227
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 405
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 226
Peruvian Government International
Bond
2.783% due 01/23/31 700 560
3.300% due 03/11/41 56 37
Petrobras Global Finance BV
6.750% due 06/03/50 112 100
6.850% due 06/05/15 637 538
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,231 674
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 (Þ) 894 482
Series WI
6.700% due 02/16/32 37 27
10.000% due 02/07/33 805 712
6.750% due 09/21/47 679 385
7.690% due 01/23/50 962 594
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 289 225
3.404% due 04/28/61 (Þ) 1,323 774
Philippines Government International
Bond
5.170% due 10/13/27 200 196
1.648% due 06/10/31 200 148
1.950% due 01/06/32 622 465
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ)(Þ) 200 182
Pinduoduo, Inc.
2.227% due 12/01/25 564 561
Qatar Government International Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
802 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 04/23/28 (Þ) 600 581
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 352 275
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê)(Þ) 206 195
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 191
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 258 201
Republic of Colombia Government
International Bond
8.000% due 04/20/33 510 498
7.500% due 02/02/34 300 281
Republic of Gabon Government
International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 141
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 283 244
Republic of Poland Government
International Bond
5.500% due 11/16/27 58 58
4.875% due 10/04/33 249 231
5.500% due 04/04/53 275 242
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 200 189
Republic of Slovenia Government
International Bond
5.000% due 09/19/33 (Þ) 200 190
Republic of South Africa Government
International Bond
5.875% due 04/20/32 524 442
5.750% due 09/30/49 312 202
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 188 187
7.625% due 01/17/53 (Þ) 224 220
Series REGS
5.250% due 11/25/27 (Þ) 116 112
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 625 505
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 177
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 (Þ) 660 518
Saudi Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/18/53 (Þ) 420 332
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 269
Sea, Ltd.
0.250% due 09/15/26 733 581
Shopify, Inc.
0.125% due 11/01/25 57 50
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 200 196
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 193
Series 144a
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 143
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 484 477
Standard Chartered PLC
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.805%)(Ê)(ƒ)(Þ) 200 139
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 614 571
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 196
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 315 250
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 189 146
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 355 318
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 574
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 193
Turkey Government International Bond
9.125% due 07/13/30 792 791
Turkiye Ihracat Kredi Bankasi AS
9.000% due 01/28/27 (Þ) 208 208
Series REGS
5.750% due 07/06/26 (Þ) 700 653
UBS Group AG

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ)(Þ) 200 188
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)
(ƒ)(Þ) 200 194
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 139
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 164
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 178
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 948 272
Uruguay Government International
Bond
5.750% due 10/28/34 352 352
5.100% due 06/18/50 55 47
4.975% due 04/20/55 199 167
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 539
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 94
Wix.com, Ltd.
0.000% due 08/15/25 (Þ)(Æ) 110 97
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 210
8.500% due 06/27/29 (Þ) 504 388
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 149
64,458
Non-US Bonds - 0.4%
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 207
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ)(Þ) EUR 200 208
CNP Assurances
5.250% due 07/18/53 (3 Month
EURIBOR + 3.450%)(Ê)(Þ) EUR 100 100
Credit Agricole SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.370%)(Ê)(ƒ)(Þ) EUR 100 91
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.441%)(Ê)(ƒ)(Þ) EUR 100 104
Deutsche Bank AG
10.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.940%)(Ê)(ƒ)(Þ) EUR 200 211
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 105
Intesa Sanpaolo SpA
9.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.262%)(Ê)(ƒ)(Þ) EUR 200 213
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 99
1,338
Total Long-Term Investments
(cost $120,599) 112,908
Common Stocks - 49.8%
Consumer Discretionary - 4.7%
ABB, Ltd. 5,979 201
adidas AG 1,422 252
Aisin Corp. 14,000 487
Alibaba Group Holding, Ltd.(Æ) 48,760 502
Alibaba Group Holding, Ltd. - ADR 936 77
Amazon.com, Inc.(Æ) 4,505 600
Anta Sports Products, Ltd. 15,000 169
Aoyama Trading Co., Ltd. 2,200 22
Autoliv, Inc. 3,533 324
AutoZone, Inc.(Æ) 221 547
Best Buy Co., Inc. 478 32
Boyd Gaming Corp. 2,510 139
Bridgestone Corp. 2,700 102
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108 40
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
4,700 53
Cie Financiere Richemont SA Class A 2,818 333
Comcast Corp. Class A 2,354 97
Costco Wholesale Corp. 138 76
Davide Campari-Milano NV 6,314 70
Diageo PLC 9,841 373
Dollar General Corp. 233 28
DR Horton, Inc. 723 75
Ferrari NV 255 77
FirstCash Holdings, Inc. 2,880 314
Galaxy Entertainment Group, Ltd. 27,000 151
Games Workshop Group PLC 304 37
Garmin, Ltd. 314 32
Geely Automobile Holdings, Ltd. 182,486 207
General Motors Co. 770 22
Genuine Parts Co. 943 121
Gildan Activewear, Inc. Class A 12,661 360

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
804 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grand Canyon Education, Inc.(Æ) 351 42
Home Depot, Inc. (The) 756 215
Honda Motor Co., Ltd. 40,700 418
Hyundai Department Store Co., Ltd. 3,503 139
Industria de Diseno Textil SA 5,530 191
InterContinental Hotels Group PLC 3,921 278
JD.com, Inc. - ADR 2,679 68
Komeri Co., Ltd. 5,000 103
K's Holdings Corp. 8,600 80
Kuaishou Technology(Æ)(Þ) 36,400 234
Kyocera Corp. 3,500 173
La Francaise des Jeux SAEM(Þ) 1,706 55
Lennar Corp. Class A 428 46
Leonardo DRS, Inc.(Æ) 14,004 267
Li Auto, Inc. Class A(Æ) 3,300 56
Lojas Renner SA(Æ) 23,326 57
LVMH Moet Hennessy Louis Vuitton
SE - ADR
913 653
Makita Corp. 12,600 343
McDonald's Corp. 646 169
MercadoLibre, Inc.(Æ) 79 98
Michelin (CGDE) 13,114 389
Midea Group Co., Ltd. Class A 5,100 37
Moncler SpA 1,361 71
Murata Manufacturing Co., Ltd. 7,800 129
Next PLC 5,104 428
Nidec Corp. 6,600 242
Nike, Inc. Class B 1,951 200
NVR, Inc.(Æ) 10 54
Omnicom Group, Inc. 490 37
O'Reilly Automotive, Inc.(Æ) 67 62
Oriental Holdings BHD 21,374 28
PDD Holdings, Inc. - ADR(Æ) 2,336 237
Pernod Ricard SA 250 44
Puma SE 1,303 73
Ryohin Keikaku Co., Ltd. 9,800 138
Sands China, Ltd.(Æ) 121,751 327
Santos Brasil Participacoes SA 38,900 57
SEB SA 603 60
Service Corp. International 434 24
Spectris PLC 6,419 243
Subaru Corp. 6,500 112
Sumitomo Electric Industries, Ltd. 14,200 148
Sunny Optical Technology Group Co.,
Ltd.
9,200 78
Tencent Holdings, Ltd. 17,632 653
Tencent Holdings, Ltd. - ADR(Ñ) 5,035 186
TJX Cos., Inc. (The) 4,347 383
Toyoda Gosei Co., Ltd. 5,900 117
Toyota Industries Corp. 3,500 260
United Arrows, Ltd. 3,800 49
Universal Music Group NV 9,884 241
Venture Corp., Ltd. 9,300 80
Walmart, Inc. 482 79
Walt Disney Co. (The)(Æ) 399 33
Weichai Power Co., Ltd. Class H 54,000 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 514 66
Xebio Holdings Co., Ltd. 6,100 39
Xpeng, Inc. - ADR(Æ)(Ñ) 4,441 64
Xpeng, Inc. Class A(Æ) 4,500 33
Yamada Holdings Co., Ltd. 38,400 121
15,308
Consumer Staples - 2.7%
Adecoagro SA 39,364 415
Altria Group, Inc. 675 27
Archer-Daniels-Midland Co. 2,085 149
Astarta Holding PLC 9,426 67
Barry Callebaut AG 27 41
BIM Birlesik Magazalar AS 6,323 61
British American Tobacco PLC 1,923 57
Campbell Soup Co. 813 33
Carrefour SA 1,539 27
Casey's General Stores, Inc. 148 40
China Mengniu Dairy Co., Ltd.(Æ) 44,000 145
Chocoladefabriken Lindt & Spruengli
AG
6 67
CK Hutchison Holdings, Ltd. Class B 41,500 209
Clorox Co. (The) 207 24
Coca-Cola Co. (The) 8,250 466
Colgate-Palmolive Co. 5,138 386
Conagra Brands, Inc. 1,136 31
CP ALL PCL 91,700 141
CVS Health Corp. 901 62
Dino Polska SA(Æ)(Þ) 465 44
First Pacific Co., Ltd. 184,000 70
First Resources, Ltd. 92,100 101
Flowers Foods, Inc. 1,235 27
General Mills, Inc. 3,955 258
Golden Agri-Resources, Ltd. 1,653,420 326
GS Holdings Corp. 1,761 51
Haleon PLC 64,596 259
Heineken NV 2,104 189
Henkel AG & Co. KGaA 855 54
Hershey Co. (The) 775 145
Hormel Foods Corp. 1,801 59
Imperial Tobacco Group PLC 2,284 49
JM Smucker Co. (The) 890 101
Kao Corp. 14,500 527
Kato Sangyo Co., Ltd. 1,800 51
Kellanova 2,069 105
Kenvue, Inc. 2,923 54
Keurig Dr Pepper, Inc. 4,666 142
Kimberly-Clark Corp. 441 53
Kirin Holdings Co., Ltd. 36,100 506
Koninklijke Ahold Delhaize NV 1,909 57
Kraft Heinz Co. (The) 801 25
Kroger Co. (The) 773 35
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
L'Oreal SA 164 69

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McCormick & Co., Inc. 1,388 89
Mondelez International, Inc. Class A 4,337 287
Morinaga Milk Industry Co., Ltd. 4,574 179
Nomad Foods, Ltd.(Æ) 24,364 337
PepsiCo, Inc. 4,206 687
Philip Morris International, Inc. 607 54
Procter & Gamble Co. (The) 3,844 577
Royal Unibrew A/S 845 61
Tsingtao Brewery Co., Ltd. Class H 28,000 212
Tyson Foods, Inc. Class A 368 17
Unilever PLC 8,696 412
Walgreens Boots Alliance, Inc. 1,816 38
WH Group, Ltd.(Þ) 168,528 101
WK Kellogg Co. 517 5
Yifeng Pharmacy Chain Co., Ltd.
Class A
16,380 74
8,935
Energy - 1.9%
Cenovus Energy, Inc. 17,838 340
Chevron Corp. 3,319 484
China Shenhua Energy Co., Ltd. Class
H
20,500 63
Coterra Energy, Inc. 4,604 127
EOG Resources, Inc. 2,645 334
Exxon Mobil Corp. 5,750 609
Fission Uranium Corp.(Æ) 122,461 82
Gazprom PJSC(Æ)(Š) 376,946 —
Green Plains, Inc.(Æ) 11,211 329
Imperial Oil, Ltd. 994 57
Japan Petroleum Exploration Co., Ltd. 2,300 80
Kinder Morgan, Inc. 2,293 37
NAC Kazatomprom JSC - GDR(Þ) 9,445 384
ONEOK, Inc. 5,126 334
OX2 Group AB(Æ) 3,802 15
Petroleo Brasileiro SA - ADR 22,800 342
Range Resources Corp. 7,755 278
Reliance Industries, Ltd. - GDR(Þ) 6,432 351
Saudi Arabian Oil Co.(Þ) 26,629 236
Schlumberger NV 5,055 281
Schneider Electric SE 392 60
Shell PLC 1,971 63
Sinopec Engineering Group Co., Ltd.
Class H
47,000 24
SM Energy Co. 6,740 272
Southwestern Energy Co.(Æ) 46,038 328
Targa Resources Corp. 3,503 293
Teck Resources, Ltd. Class B 5,039 178
TotalEnergies SE 1,053 71
Tourmaline Oil Corp. 1,489 79
Tullow Oil PLC(Æ) 92,600 37
6,168
Financial Services - 15.9%
ABN AMRO Bank NV(Þ) 11,710 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö)
117 254
Aedifica SA(ö) 2,327 127
Aflac, Inc. 4,262 333
AIA Group, Ltd. 21,000 183
Air Lease Corp. Class A 14,200 492
Akbank TAS 99,684 105
Al Rajhi Bank 3,762 67
Aldar Properties PJSC 40,830 58
Allianz SE 232 54
Allstate Corp. (The) 1,867 239
Alpha Services and Holdings SA(Æ) 114,858 172
Amadeus IT Group SA Class A 843 48
American Express Co. 212 31
American Financial Group, Inc. 424 46
American Tower Corp.(ö) 570 102
Americold Realty Trust, Inc.(ö) 22,286 584
Apollo Global Management, Inc. 2,073 161
Arch Capital Group, Ltd.(Æ) 797 69
Argan SA(ö) 1,020 70
Assicurazioni Generali SpA 3,355 67
Assurant, Inc. 341 51
AvalonBay Communities, Inc.(ö) 130 22
Axis Capital Holdings, Ltd. 7,760 443
Baloise Holding AG 320 46
Banco Bradesco SA - ADR 58,355 163
Bank Central Asia Tbk PT 507,882 280
Bank Mandiri Persero Tbk PT 1,100,392 394
Bank of America Corp. 6,750 178
Bank of Hawaii Corp. 380 19
Bank of Ireland Group PLC 30,119 269
Bank of New York Mellon Corp. (The) 730 31
Bank Rakyat Indonesia Persero Tbk PT 682,913 214
BDO Unibank, Inc. 84,806 191
Berkshire Hathaway, Inc. Class B(Æ) 575 196
Big Yellow Group PLC(ö) 6,092 71
BlackRock, Inc. Class A 452 277
BNP Paribas SA 2,673 154
Boardwalk Real Estate Investment
Trust(ö)
9,155 428
Camden Property Trust(ö) 5,977 507
CapitaLand Ascendas REIT(ö) 19,900 38
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö)
130,400 168
Capitaland Investment, Ltd. 124,000 267
Catena AB 3,039 101
CBRE Group, Inc. Class A(Æ) 638 44
Charles Schwab Corp. (The) 4,118 214
Charter Hall Group - ADR(ö) 31,142 174
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
310,500 176
China International Capital Corp., Ltd.
Class H(Þ)
24,400 39
China Resources Land, Ltd. 20,000 75
Chubb, Ltd. 295 63

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
806 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cincinnati Financial Corp. 942 94
CITIC Securities Co., Ltd. Class H 34,890 69
Citigroup, Inc. 3,566 141
CK Asset Holdings, Ltd. 49,476 247
Clarivate PLC(Æ) 54,935 351
CME Group, Inc. Class A 5,159 1,101
Cofinimmo SA(ö) 1,653 103
Commerce Bancshares, Inc. 505 22
Country Garden Services Holdings
Co., Ltd.
114,000 100
Covivio(ö) 777 33
Credicorp, Ltd. 543 68
Credit Saison Co., Ltd. 10,000 150
Crown Castle, Inc.(ö) 347 32
Dai-ichi Life Holdings, Inc. 11,800 248
Daiwa House REIT Investment Corp.
(ö)
35 62
Daiwa Office Investment Corp.(ö) 24 105
Dexus(ö) 45,864 191
Digital Realty Trust, Inc.(ö) 11,041 1,373
DNB Bank ASA 3,066 55
Equinix, Inc.(ö) 1,958 1,429
Equities AB 2,314 42
Equity Commonwealth(ö) 27,737 525
Equity LifeStyle Properties, Inc. Class
A(ö)
1,060 70
Equity Residential(ö) 333 18
Erie Indemnity Co. Class A 152 42
Essex Property Trust, Inc.(ö) 1,785 382
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA(Æ) 59,794 98
Eurocommercial Properties NV(ö) 4,179 90
Extra Space Storage, Inc.(ö) 4,082 423
EZCORP, Inc. Class A(Æ) 44,044 361
Federal Agricultural Mortgage Corp.
Class C
1,799 267
Fidelis Insurance Holdings, Ltd.(Æ) 25,725 364
Fidelity National Financial, Inc. 829 32
First American Financial Corp. 611 31
Frasers Centrepoint Trust(Æ)(ö) 68,900 104
Globe Life, Inc. 407 47
Goldman Sachs Group, Inc. (The) 145 44
Goodman Group(ö) 14,709 195
Great-West Lifeco, Inc. 1,676 46
Grupo Financiero Banorte SAB de CV
Class O
12,298 100
Hachijuni Bank, Ltd. (The) 33,900 192
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
8,089 101
Hana Financial Group, Inc. 2,269 66
Hang Seng Bank, Ltd. 4,600 53
Hankook Technology Group Co., Ltd. 7,856 71
Hannover Rueck SE 522 115
Hanover Insurance Group, Inc. (The) 309 36
Hartford Financial Services Group, Inc. 2,402 176
HDFC Bank, Ltd. - ADR 12,504 707
Healthcare Realty Trust, Inc.(ö) 28,833 414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Highwoods Properties, Inc.(ö) 6,452 115
Hirogin Holdings, Inc. 20,700 131
Hokuhoku Financial Group, Inc. 8,700 101
Host Hotels & Resorts, Inc.(ö) 7,520 116
HSBC Holdings PLC 14,226 103
ICICI Bank, Ltd. - ADR 22,923 509
Industrial & Commercial Bank of
China, Ltd. Class H
256,000 123
Ingenia Communities Group(ö) 76,462 192
Insurance Australia Group, Ltd. 14,681 53
Intact Financial Corp. 893 125
Intercontinental Exchange, Inc. 539 58
Invincible Investment Corp.(ö) 430 166
Invitation Homes, Inc.(ö) 45,139 1,340
Iron Mountain, Inc.(ö) 3,609 213
Itau Unibanco Holding SA - ADR(Æ) 14,022 74
Japan Exchange Group, Inc. 3,000 59
Japan Retail Fund Investment Corp.(ö) 296 191
Jones Lang LaSalle, Inc.(Æ) 945 121
JPMorgan Chase & Co. 981 136
Kasikornbank PCL 23,000 84
KB Financial Group, Inc. 2,324 89
KE Holdings, Inc. - ADR 15,542 229
Kemper Corp. 17,157 684
Kenedix Office Investment Corp. Class
A(ö)
278 290
Kimco Realty Corp.(ö) 27,629 496
Klepierre SA - GDR(ö) 17,884 435
Korean Reinsurance Co. 7,866 52
Lamar Advertising Co. Class A(ö) 290 24
Land Securities Group PLC(ö) 37,920 264
LEG Immobilien SE(Æ) 3,737 233
Link Real Estate Investment Trust(ö) 76,730 352
LiveRamp Holdings, Inc.(Æ) 11,867 328
London Stock Exchange Group PLC 1,192 120
Longfor Group Holdings, Ltd.(Þ) 96,500 141
LSR Group PJSC(Š) 25,878 —
LX Holdings Corp. 1,079 5
LXI REIT PLC(ö)(Þ) 82,907 87
M&T Bank Corp. 216 24
Mandatum OYJ(Æ) 3,469 13
Manulife Financial Corp. 11,087 193
Mapletree Logistics Trust(ö) 103,400 111
Marsh & McLennan Cos., Inc. 1,169 222
MasterCard, Inc. Class A 2,264 852
Medical Properties Trust, Inc.(ö) 19,776 95
Mid-America Apartment Communities,
Inc.(ö)
5,947 703
Mitsubishi Estate Co., Ltd. 68,000 868
Mitsubishi UFJ Financial Group, Inc. 29,200 245
Mitsui Fudosan Co., Ltd. 22,425 486
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö)
70 212
Morgan Stanley 499 35
Moscow Exchange MICEX-RTS
PJSC(Š)
181,547 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings,
Inc.
2,600 95
Muenchener Rueckversicherungs-
Gesellschaft AG
840 336
National Storage REIT(ö) 34,289 44
NatWest Group PLC 87,619 191
Nippon Prologis REIT, Inc.(Æ)(ö) 140 249
Nishi-Nippon Financial Holdings, Inc. 15,600 185
NMI Holdings, Inc. Class A(Æ) 6,536 179
NN Group NV 1,311 42
Nomura Real Estate Holdings, Inc. 13,000 303
Nordea Bank Abp 5,447 57
North Pacific Bank, Ltd. 46,400 119
Northern Trust Corp. 277 18
Oversea-Chinese Banking Corp., Ltd. 20,300 188
Parkway Life Real Estate Investment
Trust(Æ)(ö)
81,600 200
Perella Weinberg Partners 33,031 324
Ping An Insurance Group Co. of China,
Ltd. Class H
61,061 309
PNC Financial Services Group, Inc.
(The)
183 21
Popular, Inc. 1,844 120
Principal Financial Group, Inc. 1,998 135
Progressive Corp. (The) 426 67
Prologis, Inc.(ö) 17,697 1,783
PSP Swiss Property AG 1,179 145
Public Storage(Æ)(ö) 3,518 499
Raymond James Financial, Inc. 275 26
Realty Income Corp.(ö) 28,868 1,368
RELX PLC 2,072 73
Resona Holdings, Inc. 41,900 224
Ringkjoebing Landbobank A/S 303 41
Royal Bank of Canada - GDR 3,300 264
Safestore Holdings PLC(ö) 27,078 225
Sampo OYJ Class A 3,469 137
Saudi National Bank (The) 8,192 73
SBA Communications Corp.(ö) 2,894 604
Sberbank of Russia PJSC(Š) 169,110 —
Segro PLC(ö) 32,715 285
SGS SA 898 73
Simon Property Group, Inc.(ö) 10,838 1,191
Sirius Real Estate, Ltd. 78,871 77
Skandinaviska Enskilda Banken AB
Class A
4,903 55
SM Prime Holdings, Inc. 291,000 154
Sompo Japan Nipponkoa Holdings, Inc. 1,900 82
Spirit Realty Capital, Inc.(ö) 17,663 636
Sprott, Inc. 1,384 40
Stockland(ö) 121,624 276
Sumitomo Mitsui Financial Group, Inc. 10,600 509
Sumitomo Mitsui Trust Holdings, Inc. 9,800 365
Sun Communities, Inc.(ö) 6,073 676
Sun Hung Kai Properties, Ltd. 33,500 344
Sun Life Financial, Inc. 3,516 161
Svenska Handelsbanken AB Class A 5,686 48
Swedbank AB Class A 3,428 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Life Holding AG 105 67
Swiss Prime Site AG Class A 642 60
Swiss Re AG 2,470 270
T Rowe Price Group, Inc. 253 23
TAG Immobilien AG(Æ) 14,328 156
Tokio Marine Holdings, Inc. 10,800 241
Toronto-Dominion Bank (The) 3,543 198
Travelers Cos., Inc. (The) 1,603 268
Truist Financial Corp. 1,205 34
Turkiye Garanti Bankasi AS 39,211 66
UBS Group AG 2,966 69
UDR, Inc.(ö) 12,019 382
Unibail-Rodamco-Westfield(Æ)(ö) 3,336 165
UNITE Group PLC (The)(ö) 10,205 108
United Urban Investment Corp.(ö) 137 138
US Bancorp 813 26
VICI Properties, Inc.(ö) 11,189 312
Visa, Inc. Class A 529 124
Vonovia SE 11,718 269
VTB Bank PJSC(Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 1,754 118
Warehouses De Pauw CVA(ö) 6,283 156
Welltower, Inc.(ö) 19,543 1,634
Weyerhaeuser Co.(ö) 1,225 35
Wharf Real Estate Investment Co., Ltd. 49,000 172
Willis Towers Watson PLC 1,770 418
WP Carey, Inc.(ö) 2,406 129
Yellow Cake PLC(Æ)(Þ) 26,036 175
Yoma Strategic Holdings, Ltd.(Æ) 417,882 23
Yuanta Financial Holding Co., Ltd. 274,050 206
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
76,979 213
Zurich Insurance Group AG 610 289
52,012
Health Care - 3.8%
Abbott Laboratories 653 62
AbbVie, Inc. 660 93
Alcon, Inc. 920 66
Amgen, Inc. 209 53
Astellas Pharma, Inc. 10,800 136
AstraZeneca PLC 1,546 193
Bangkok Dusit Medical Services PCL 238,900 176
Becton, Dickinson and Co. 1,857 469
Biogen, Inc.(Æ) 106 25
Boston Scientific Corp.(Æ) 772 40
Bristol-Myers Squibb Co. 889 46
Cardinal Health, Inc. 1,544 140
Cencora, Inc. Class A 211 39
Centene Corp.(Æ) 742 51
ChemoMetec A/S 1,030 43
Cigna Group (The) 304 94
Cooper Cos., Inc. (The) 468 146
Danaher Corp. 1,401 269
Elevance Health, Inc. 129 58

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
808 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eli Lilly & Co. 287 159
Encompass Health Corp. 667 42
Enovis Corp. Class W(Æ) 17,990 826
EssilorLuxottica SA 296 54
Eurofins Scientific SE 2,084 106
Fortrea Holdings, Inc.(Æ) 258 7
Gilead Sciences, Inc. 5,600 440
GSK Finance No. 3 PLC 2,979 53
H.U. Group Holdings, Inc. 2,500 42
Halozyme Therapeutics, Inc.(Æ) 9,256 313
HCA Healthcare, Inc. 142 32
Henry Schein, Inc.(Æ) 428 28
Innoviva, Inc.(Æ) 33,833 420
Japan Lifeline Co., Ltd. 6,400 49
Johnson & Johnson 5,617 833
Kyorin Pharmaceutical Co., Ltd. 16,500 194
Laboratory Corp. of America Holdings 144 29
Lonza Group AG 106 37
McKesson Corp. 97 44
Medipal Holdings Corp. 1,900 32
Medtronic PLC 9,620 679
Merck & Co., Inc. 1,958 201
Merck KGaA 331 50
Nippon Shinyaku Co., Ltd. 1,700 69
Novartis AG 4,025 376
Novo Nordisk A/S Class B 8,054 777
Ono Pharmaceutical Co., Ltd. 1,200 21
Pacira BioSciences, Inc.(Æ) 11,612 328
Pennant Group, Inc. (The)(Æ) 22,951 249
Pfizer, Inc. 2,168 66
Pharmaron Beijing Co., Ltd. Class A 40,390 185
Qiagen NV(Æ) 1,719 64
Quest Diagnostics, Inc. 194 25
Recordati SpA 1,286 59
Regeneron Pharmaceuticals, Inc.(Æ) 49 38
Roche Holding AG 1,574 410
Sandoz Group AG(Æ) 805 21
Sanofi - ADR 4,410 402
Sawai Group Holdings Co., Ltd. 4,200 134
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
5,900 231
Siemens Healthineers AG(Þ) 1,376 67
Straumann Holding AG 517 62
Stryker Corp. 146 39
Suzuken Co., Ltd. 5,700 174
Thermo Fisher Scientific, Inc. 119 53
Toho Holdings Co., Ltd. 6,000 135
UCB SA 745 55
United Therapeutics Corp.(Æ) 98 22
UnitedHealth Group, Inc. 1,219 653
Universal Health Services, Inc. Class B 226 28
Universal Vision Biotechnology Co.,
Ltd.
180 2
Vertex Pharmaceuticals, Inc.(Æ) 115 42
West Pharmaceutical Services, Inc. 311 99
WuXi AppTec Co., Ltd. Class H(Þ) 30,300 366
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoetis, Inc. Class A 1,759 276
12,397
Materials and Processing - 4.2%
Agnico Eagle Mines, Ltd. 2,949 138
Air Liquide SA Class A 307 53
Air Products & Chemicals, Inc. 1,298 367
Aluminum Corp. of China, Ltd. Class A 91,400 78
Aluminum Corp. of China, Ltd. Class
H
190,000 102
Amcor PLC 5,431 48
Anglo American PLC 11,437 292
Anglogold Ashanti PLC 9,794 175
Anhui Conch Cement Co., Ltd. Class H 53,500 134
AptarGroup, Inc. 526 64
ArcelorMittal SA 12,741 282
Aris Mining Corp.(Æ) 19,970 50
Artemis Gold, Inc.(Æ) 30,932 114
Asahi Kasei Corp. 27,700 170
Atlas Arteria, Ltd. 60,728 206
Axalta Coating Systems, Ltd.(Æ) 3,182 83
Babcock International Group PLC(Æ) 67,018 320
Ball Corp. 779 38
Barrick Gold Corp. 9,519 152
Bear Creek Mining Corp.(Æ) 25,338 3
BHP Group, Ltd. - ADR 5,392 154
Boliden AB(Æ) 1,640 42
Brenntag SE 757 56
Cameco Corp. Class A 814 33
Carrier Global Corp. 4,619 220
Celanese Corp. Class A 393 45
Cemex SAB de CV - ADR(Æ) 9,684 58
Chr Hansen Holding A/S 813 55
Copart, Inc.(Æ) 1,419 62
Daqo New Energy Corp. - ADR(Æ) 1,991 51
Dundee Corp. Class A(Æ) 14,243 11
DuPont de Nemours, Inc. 933 68
Ecovyst, Inc.(Æ) 34,502 317
EMS-Chemie Holding AG 82 56
Equinox Gold Corp.(Æ)(Ñ) 47,254 207
ERO Copper Corp.(Æ) 10,668 145
First Quantum Minerals, Ltd. 10,743 125
Freeport-McMoRan, Inc. 4,869 164
Fresnillo PLC 7,630 52
Gabriel Resources, Ltd.(Æ) 271,624 84
Geberit AG 485 226
Givaudan SA 24 80
Gold Fields, Ltd. - ADR 21 ,0 36 276
Graphic Packaging Holding Co. 3,032 65
Harmony Gold Mining Co., Ltd. - ADR 67,685 304
IAMGOLD Corp.(Æ) 49,675 126
Impala Platinum Holdings, Ltd. 53,745 224
International Paper Co. 1,395 47
International Tower Hill Mines, Ltd.
(Æ)
41,509 16

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ivanhoe Electric, Inc.(Æ) 3,309 34
Ivanhoe Mines, Ltd. Class A(Æ) 33,355 246
Johnson Controls International PLC 449 22
K+S AG 5,360 90
Kuraray Co., Ltd. 13,300 152
LG Chem, Ltd. 135 44
Linde PLC 876 335
Lintec Corp. 5,900 97
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
16,200 49
LKQ Corp. 588 26
Lotte Chemical Corp. 818 89
LyondellBasell Industries NV Class A 808 73
MHP SE - GDR(Æ)(Þ) 29,675 91
Muyuan Foods Co., Ltd. Class A 11,600 60
Newmont Corp.(Æ) 14,286 547
NexGen Energy, Ltd.(Æ) 9,101 55
Nine Dragons Paper Holdings, Ltd. 99,000 56
Nippon Shokubai Co., Ltd. 4,700 174
Nitto Denko Corp. 900 58
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
100,371 32
NOVAGOLD Resources, Inc.(Æ) 22,941 81
Novozymes A/S Class B 12,494 562
Oji Holdings Corp. 11,600 50
Pack Corp. (The) 2,300 51
Packaging Corp. of America 804 123
Pan American Silver Corp. 8,295 121
Perpetua Resources Corp.(Æ) 12,446 45
Polyus PJSC - GDR(Æ)(Þ)(Š) 5,777 —
PPG Industries, Inc. 501 62
Reliance Steel & Aluminum Co. 265 67
Rengo Co., Ltd. 5,000 33
Rio Tinto PLC 1,215 77
Royal Gold, Inc. 2,416 252
Sandstorm Gold, Ltd. 3,518 16
Seabridge Gold, Inc.(Æ) 14,200 156
Sealed Air Corp. 980 30
Sherwin-Williams Co. (The) 1,191 284
Shin-Etsu Chemical Co., Ltd. 7,000 209
Siemens AG 494 65
SmartRent, Inc.(Æ) 69,328 167
Sociedad Quimica y Minera de Chile
SA - ADR
1,082 52
Symrise AG 557 57
Taiheiyo Cement Corp. 6,200 106
Ternium SA - ADR 2,033 76
Toagosei Co., Ltd. 7,700 71
Toray Industries, Inc. 61,100 299
Toyo Ink SC Holdings Co., Ltd. 4,300 73
Trane Technologies PLC 208 40
Tronox Holdings PLC Class A 66,549 711
Trusco Nakayama Corp. 6,900 104
UPM-Kymmene OYJ 4,179 141
Vale SA Class B - ADR 26,997 370
Western Copper & Gold Corp.(Æ) 9,487 12
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westrock Co. 1,281 46
Wheaton Precious Metals Corp. 8,082 341
Yara International ASA 1,319 43
Zijin Mining Group Co., Ltd. Class H 170,000 264
13,825
Producer Durables - 7.3%
3M Co. 637 58
Aalberts Industries NV 1,002 31
Aena SME SA(Þ) 2,580 374
Aeroports de Paris 1,114 125
Airbus Group SE 1,796 240
Airtac International Group 8,000 262
Allfunds Group PLC 5,532 28
Amphenol Corp. Class A 431 35
AO Smith Corp. 726 51
Arcosa, Inc. 9,820 678
Atlas Copco AB Class B 7,445 84
Auckland International Airport, Ltd. 30,011 128
Automatic Data Processing, Inc. 1,365 298
Avery Dennison Corp. 362 63
BAE Systems PLC 5,513 74
Booz Allen Hamilton Holding Corp.
Class A
1,093 131
Bouygues SA - ADR 1,787 63
Brother Industries, Ltd. 5,900 92
CAE, Inc.(Æ) 6,658 139
Canadian National Railway Co. 3,759 398
Canon, Inc. 9,400 222
Caterpillar, Inc. 203 46
Cellnex Telecom SA(Þ) 4,246 125
CH Robinson Worldwide, Inc. 706 58
Charoen Pokphand Foods PCL 172,900 90
China Communications Services Corp.,
Ltd. Class H
286,000 117
Cintas Corp. 115 58
Cleanaway Waste Management, Ltd. 24,190 34
Contemporary Amperex Technology
Co., Ltd. Class A
3,600 91
COSCO SHIPPING Ports, Ltd. 38,000 23
CSX Corp. 11,000 328
Cummins, Inc. 260 56
Danone SA 7,288 434
DL E&C Co., Ltd. 5,237 134
Dover Corp. 241 31
Eaton Corp. PLC 57 12
Eiffage SA 595 54
Emerson Electric Co. 2,862 255
Epiroc AB Class A 2,830 47
Equifax, Inc. 1,141 193
Evergreen Marine Corp. Taiwan, Ltd. 13,000 43
EXEO Group, Inc. 7,400 154
Expeditors International of Washington,
Inc.
298 33
Experian PLC 1,819 55
FedEx Corp. 173 42

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
810 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flughafen Zurich AG 393 73
Fortive Corp. 535 35
Fukuda Corp. 1,000 32
General Dynamics Corp. 1,575 380
Getlink SE 8,057 130
Graco, Inc. 3,459 257
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
20,921 160
Grupo Aeroportuario del Pacifico SAB
de CV Class B
3,897 45
Grupo Aeroportuario del Sureste SAB
de CV Class B
12,641 272
Guangshen Railway Co., Ltd. Class
H(Æ)
312,000 56
Hi Sun Technology China, Ltd.(Æ) 333,000 22
Hillman Solutions Corp.(Æ) 27,525 181
Hirose Electric Co., Ltd. 800 91
Honeywell International, Inc. 2,326 426
Huntington Ingalls Industries, Inc. 127 28
ICF International, Inc. 2,632 334
Illinois Tool Works, Inc. 1,270 285
International Container Terminal
Services, Inc.
16,960 60
International Seaways, Inc. 5,618 270
Intertek Group PLC 2,678 125
Iriso Electronics Co., Ltd. 1,900 45
Janus International Group, Inc.(Æ) 40,740 381
Japan Airport Terminal Co., Ltd. 1,300 57
JB Hunt Transport Services, Inc. 236 41
JGC Holdings Corp. 8,400 103
JTEKT Corp. 29,500 243
Kamigumi Co., Ltd. 3,900 79
Kerry Group PLC Class A 1,433 111
Knight-Swift Transportation Holdings,
Inc.
825 40
Kone OYJ Class B 1,038 45
Kuehne & Nagel International AG 270 73
L3Harris Technologies, Inc. 128 23
Landstar System, Inc. 270 44
Larsen & Toubro, Ltd. - GDR(Þ) 5,056 178
Localiza Rent a Car SA(Æ) 16,147 163
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 14
Manitowoc Co., Inc. (The)(Æ) 14,106 181
Mettler-Toledo International, Inc.(Æ) 168 166
Mitsubishi Corp. 1,300 61
Mitsubishi Electric Corp. 29,000 325
Mitsui & Co., Ltd. 900 33
Moody's Corp. 1,931 595
Nestle SA 9,492 1,024
NH Foods, Ltd. 4,500 135
Norfolk Southern Corp. 130 25
Northrop Grumman Corp. 89 42
NSK, Ltd. 69,300 373
Obayashi Corp. 8,900 76
Orient Overseas International, Ltd. 4,171 53
OSG Corp. 5,300 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otis Worldwide Corp. 3,443 266
PACCAR Financial Corp. 651 54
Pacific Basin Shipping, Ltd. 373,000 108
Parker-Hannifin Corp. 128 47
Paychex, Inc. 1,854 206
Poste Italiane SpA(Þ) 5,882 58
Pyeong Hwa Automotive Co., Ltd. 2,491 17
Qube Holdings, Ltd. 98,185 167
Randstad NV 963 50
Real Alloy(Æ)(Š) 42 2,999
Regal Rexnord Corp. 299 35
Robert Half, Inc. 593 44
Rumo SA 24,696 109
Ryanair Holdings PLC - ADR(Æ) 3,423 300
S&P Global, Inc. 806 282
Samsung Engineering Co., Ltd.(Æ) 8,545 151
Sandvik AB 3,931 67
Schindler Holding AG 611 121
Schneider National, Inc. Class B 1,772 45
Seiko Epson Corp. 8,900 124
Seino Holdings Co., Ltd. 10,000 145
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 54
Shanghai International Airport Co., Ltd.
Class A(Æ)
10,400 53
SkyWest, Inc.(Æ) 950 40
Snap-on, Inc. 282 73
Sohgo Security Services Co., Ltd. 14,500 85
Spirax-Sarco Engineering PLC 1,176 117
Stanley Electric Co., Ltd. 8,800 140
Sumitomo Heavy Industries, Ltd. 5,200 119
Suofeiya Home Collection Co., Ltd.
Class A
24,200 60
Techtronic Industries Co., Ltd. 43,000 390
Teledyne Technologies, Inc.(Æ) 80 30
Tenaris SA 2,831 45
Transurban Group - ADR(Æ) 27,459 207
TreeHouse Foods, Inc.(Æ) 20,487 854
Trelleborg AB Class B 3,187 81
Union Pacific Corp. 1,395 290
United Parcel Service, Inc. Class B 216 30
V2X, Inc.(Æ) 7,739 395
Veralto Corp.(Æ) 1,149 79
Vinci SA 684 76
Waste Management, Inc. 2,489 409
Weir Group PLC (The) 20,911 436
West Japan Railway Co. 3,200 122
Westinghouse Air Brake Technologies
Corp.
331 35
WW Grainger, Inc. 61 45
Yamato Holdings Co., Ltd. 4,200 70
Zhejiang Expressway Co., Ltd. Class H 190,000 143
24,012
Technology - 6.1%
Accenture PLC Class A 894 266

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adobe, Inc.(Æ) 594 316
Alchip Technologies, Ltd. 2,000 164
Allegion PLC 1,297 128
Alphabet, Inc. Class A(Æ) 7,396 918
Alphabet, Inc. Class C(Æ) 4,101 514
Alps Alpine Co., Ltd. 11,000 90
Amdocs, Ltd. 511 41
America Movil SAB de CV - ADR 3,508 58
Analog Devices, Inc. 2,265 356
Ansys, Inc.(Æ) 320 89
Apple, Inc. 4,936 843
Arrow Electronics, Inc.(Æ) 325 37
ASML Holding NV 148 89
Assa Abloy AB Class B 20,087 428
Autodesk, Inc.(Æ) 722 143
AutoStore Holdings, Ltd.(Æ)(Þ) 14,252 16
Avnet, Inc. 962 45
Baidu, Inc. - ADR(Æ) 1,091 115
Baidu, Inc. Class A(Æ) 9,250 121
BE Semiconductor Industries NV 598 62
Bechtle AG 1,387 62
Broadcom, Inc. 185 156
Broadridge Financial Solutions, Inc. 705 120
CACI International, Inc. Class A(Æ) 152 49
Cars.com, Inc.(Æ) 17,253 263
CDW Corp. 187 37
Cisco Systems, Inc. 9,224 481
Cognizant Technology Solutions Corp.
Class A
5,006 323
Corning, Inc. 1,449 39
Cosel Co., Ltd. 4,400 33
Denison Mines Corp.(Æ) 24,836 40
Eizo Corp. 2,700 87
Elisa OYJ 2,342 170
en Japan, Inc. 6,500 97
Fanuc Corp. 9,600 246
Fiserv, Inc.(Æ) 358 41
Fortnox AB 5,068 20
Global Unichip Corp. 2,000 89
Hewlett Packard Enterprise Co. 2,775 43
HP, Inc. 2,028 53
Infineon Technologies AG - ADR 3,252 94
Infosys, Ltd. - ADR 22,713 373
Intel Corp. 3,478 127
International Business Machines Corp. 297 43
Juniper Networks, Inc. 5,600 151
Kanzhun, Ltd. - ADR(Æ) 2,323 34
KBR, Inc. 7,087 412
Keyence Corp. 1,000 387
Leidos Holdings, Inc. 276 27
LG Corp. Class H 2,585 148
Mabuchi Motor Co., Ltd. 4,500 128
MediaTek, Inc. 8,000 211
Meta Platforms, Inc. Class A(Æ) 406 122
Microchip Technology, Inc. 2,891 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Micron Technology, Inc. 640 43
Microsoft Corp. 6,174 2,087
Motorola Solutions, Inc. 181 50
MSCI, Inc. Class A 568 268
NAVER Corp. 695 97
Ooma, Inc.(Æ) 16,733 183
Oracle Corp. 3,554 367
Parade Technologies, Ltd. 9,000 297
PlayAGS, Inc.(Æ) 31,902 228
Qorvo, Inc.(Æ) 490 43
Roper Technologies, Inc. 87 42
Samsung Electronics Co., Ltd. 26,490 1,321
Samsung SDI Co., Ltd. 106 34
SAP SE - ADR 1,318 177
Signify NV(Þ) 12,021 312
Singapore Telecommunications, Ltd. 30,000 52
SK Hynix, Inc. 9,169 801
Skyworks Solutions, Inc. 2,068 179
Softcat PLC 3,194 49
SS&C Technologies Holdings, Inc. 648 33
Swisscom AG 257 154
Taiwan Semiconductor Manufacturing
Co., Ltd.
84,000 1,384
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
8,086 698
Telkom Indonesia Persero Tbk PT 246,729 54
Texas Instruments, Inc. 289 41
Tokyo Electron, Ltd. 1,700 228
Trip.com Group, Ltd. - ADR(Æ) 9,569 325
Unimicron Technology Corp. 22,000 99
UT Group Co., Ltd.(Æ) 2,400 30
Vimeo, Inc.(Æ) 125,586 387
Will Semiconductor, Ltd. Class A 2,475 37
19,851
Utilities - 3.2%
Alliant Energy Corp. 2,227 109
American Water Works Co., Inc. 1,407 166
AT&T, Inc. 4,144 64
Atmos Energy Corp. 1,148 124
Avangrid, Inc. 693 21
CenterPoint Energy, Inc. 4,725 127
Centrais Eletricas Brasileiras SA 42,452 293
CGN Power Co., Ltd. Class H(Þ) 978,000 236
Cheniere Energy, Inc. 2,259 376
China Yangtze Power Co., Ltd. Class A 80,100 247
CMS Energy Corp. 484 26
Consolidated Edison, Inc. 2,796 245
Constellation Energy Corp. 1,103 125
Deutsche Telekom AG 3,269 71
Dominion Energy, Inc. 415 17
DT Midstream, Inc. 608 33
DTE Energy Co. 1,700 164
Duke Energy Corp.(Æ) 347 31
E.ON SE 5,389 64

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
812 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edison International 562 35
Enagas SA 2,902 49
Enbridge, Inc. 4,504 144
Endesa SA - ADR 2,843 54
Enel SpA 47,335 301
Energias de Portugal SA 14,660 62
ENN Energy Holdings, Ltd. 15,696 120
Entergy Corp. 602 58
Equitrans Midstream Corp. 13,566 120
Eversource Energy 305 16
Exelon Corp. 5,582 217
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
FirstEnergy Corp. 682 24
Fortum OYJ 28,282 337
Iberdrola SA 5,006 56
Inpex Corp. 1,000 15
KDDI Corp. 8,000 239
Keyera Corp. 4,450 103
Koninklijke KPN NV 17,228 58
Korea Electric Power Corp. 11,190 140
Korea Electric Power Corp. - ADR 4,838 29
Kosmos Energy, Ltd.(Æ) 86,303 625
KT Corp. 3,431 83
KT Corp. - ADR 36,720 444
LG Uplus Corp. 65,356 491
MEG Energy Corp. Class A(Æ) 2,011 40
MTN Group, Ltd. 11,057 54
National Fuel Gas Co. 823 42
National Grid PLC 43,835 521
NextEra Energy, Inc. 8,687 506
NiSource, Inc. 3,439 86
Osaka Gas Co., Ltd. 2,800 53
Pembina Pipeline Corp. 1,803 55
PG&E Corp. 2,780 45
PNM Resources, Inc. 505 21
Power Assets Holdings, Ltd. 13,500 64
PPL Corp. 6,948 171
Public Service Enterprise Group, Inc. 2,117 130
Redeia Corp. SA 3,156 49
RusHydro PJSC(Š) 121,714,026 —
RWE AG 4,503 172
Scottish & Southern Energy PLC 2,718 54
Sempra Energy 4,035 283
Severn Trent PLC Class H 1,724 56
Snam Rete Gas SpA 13,335 61
Southern Co. (The) 1,662 112
TC Energy Corp. 10,315 355
Telenor ASA 6,183 63
Telstra Group, Ltd. 24,234 59
Terna Rete Elettrica Nazionale SpA 14,645 112
T-Mobile USA, Inc. 235 34
Tokyo Gas Co., Ltd. 8,100 181
UGI Corp. 520 11
United Utilities Group PLC 4,633 60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Veolia Environnement SA 8,745 240
Verizon Communications, Inc. 2,698 95
WEC Energy Group, Inc. 360 29
Woodside Energy Group, Ltd. 5,759 125
10,298
Total Common Stocks
(cost $166,232) 162,806
Preferred Stocks - 1.8%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢) 3,022 76
Ford Motor Co.(Æ)
6.500% due 08/15/62 894 19
Hyundai Motor Co.
8.650% (Ÿ) 1,690 126
8.685% (Ÿ) 528 39
260
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 224
Henkel AG & Co. KGaA
2.564% (Ÿ) 1,527 110
334
Energy - 0.2%
Energy Transfer, LP
10.364% due 12/14/23(¢) 3,982 100
7.600% due 05/15/24(¢) 9,408 232
Petroleo Brasileiro SA
10.087% (Ÿ) 18,077 124
Sempra Energy
5.750% due 07/01/79 518 12
TC Energy Corp.
3.351% due 11/30/25(¢) 3,485 37
505
Financial Services - 1.1%
AEGON Funding Co. LLC
5.100% due 12/15/49 3,173 59
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,500 30
4.750% due 09/30/60 3,600 59
4.200% due 09/30/61 1,900 29
Allstate Corp. (The)
7.375% due 07/15/28(¢) 2,224 57
American Financial Group, Inc.
5.125% due 12/15/59 807 15
American International Group, Inc.
5.850% due 03/15/24(¢) 230 5
Apollo Global Management, Inc.
7.625% due 09/15/53 5,000 131
Arch Capital Group, Ltd.
5.450% due 12/14/23(¢) 2,843 58
4.550% due 06/11/26(¢) 4,493 78

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Athene Holding, Ltd.
6.375% due 06/30/25(¢) 3,628 88
4.875% due 12/30/25(¢) 6,339 103
7.750% due 12/30/27(¢) 3,386 84
6.350% due 06/30/29(¢) 2,267 48
Axis Capital Holdings, Ltd.
5.500% due 12/14/23(¢) 3,022 59
Bank of America Corp.
5.375% due 06/25/24(¢) 4,630 96
5.000% due 09/17/24(¢) 1,658 32
4.375% due 11/03/25(¢) 6,492 108
4.125% due 02/02/26(¢) 5,493 87
4.250% due 11/17/26(¢) 5,324 87
4.750% due 02/17/27(¢) 3,107 56
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 2,787 43
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 51
4.875% due 12/09/26(¢) 3,330 48
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 37
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 63
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 3,487 63
4.300% due 03/15/26(¢) 2,145 31
First Horizon Bank(Þ)
6.518% due 12/14/23(¢) 129 87
Itau Unibanco Holding SA
5.027% (Ÿ) 23,389 124
JPMorgan Chase & Co.
5.750% due 03/01/24(¢) 1,400 32
4.550% due 06/01/26(¢) 1,600 29
4.625% due 06/01/26(¢) 4,000 75
4.200% due 09/01/26(¢) 1,712 29
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 852 14
Lincoln National Corp.
9.000% due 12/01/27(¢) 3,696 98
MetLife, Inc.
5.625% due 12/14/23(¢) 421 9
Morgan Stanley
6.875% due 01/15/24(¢) 1,300 32
7.125% due 01/15/24(¢) 1,300 33
6.375% due 10/15/24(¢) 3,596 85
4.250% due 01/15/27(¢) 4,890 80
5.850% due 04/15/27(¢) 2,637 58
6.500% due 10/15/27(¢) 2,605 64
Oaktree Capital Group LLC
6.550% due 12/14/23(¢) 3,130 59
Public Storage
4.000% due 06/16/26(¢) 750 12
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,179 57
Reinsurance Group of America, Inc.
7.125% due 10/15/52 4,098 104
RenaissanceRe Holdings, Ltd.
5.750% due 12/14/23(¢) 2,239 48
4.200% due 07/15/26(¢) 3,765 58
Truist Financial Corp.
4.750% due 09/01/25(¢) 1,375 24
US Bancorp
6.675% due 12/14/23(¢) 64 47
W.R. Berkley Corp.
5.100% due 12/30/59 3,230 63
4.125% due 03/30/61 4,496 72
Wells Fargo & Co.
4.750% due 03/15/25(¢) 8,083 144
4.700% due 12/15/25(¢) 7,154 126
4.375% due 03/15/26(¢) 5,105 83
4.250% due 09/15/26(¢) 3,686 58
3,509
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.353% (Ÿ) 1,447 73
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 7,800 25
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 2,936 78
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 3,642 146
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 729 9
155
Utilities - 0.3%
Algonquin Power & Utilities Corp.
9.341% due 10/17/78 4,061 102
6.200% due 07/01/79 3,400 84
AT&T, Inc.
5.350% due 11/01/66 2,009 42
5.625% due 08/01/67 905 20
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 25
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,907 44
CMS Energy Corp.
5.625% due 03/15/78 803 17
5.875% due 10/15/78 1,928 43
5.875% due 03/01/79 2,000 44

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
814 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Corp.(Æ)
5.625% due 09/15/78 635 14
Enbridge, Inc.
2.983% due 06/01/28(¢) 4,610 46
Raizen Energia SA
5.946% (Ÿ) 99,700 72
SCE Trust V
5.450% due 03/15/26(¢) 5,070 112
SCE Trust VI
5.000% due 12/14/23(¢) 4,412 77
Southern Co. (The)
4.950% due 01/30/80 1,600 32
United States Cellular Corp.
6.250% due 09/01/69 2,457 41
5.500% due 06/01/70 2,218 33
848
Total Preferred Stocks
(cost $6,470) 5,787
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023
4,000.00 Put (39) USD 15,600 (ÿ) 144
Total Options Purchased
(cost $841) 144
Warrants and Rights - 0.0%
Localiza Rent a Car SA(Æ)
2023 Rights 118 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 10.8%
8x8, Inc.
0.500% due 02/01/24 (Þ) 648 623
Air Transport Services Group, Inc.
1.125% due 10/15/24 330 310
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 519 493
Aphria, Inc.
5.250% due 06/01/24 (Þ) 119 115
DocuSign, Inc.
4.979% due 01/15/24 1,280 1,260
Greenbrier Cos., Inc.
2.875% due 02/01/24 333 325
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 562 548
Jazz Investments I, Ltd.
1.500% due 08/15/24 404 389
Kaman Corp.
3.250% due 05/01/24 1,219 1,182
Kazakhstan Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.875% due 10/14/24 (Þ) 140 138
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 651 616
LivePerson, Inc.
0.750% due 03/01/24 (Þ) 317 303
Lumentum Holdings, Inc.
0.250% due 03/15/24 20 19
MFA Financial, Inc.
6.250% due 06/15/24 1,330 1,320
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 687 681
NextEra Energy Partners, LP
0.000% due 06/15/24 (Þ)(Æ) 816 774
Turning Point Brands, Inc.
2.500% due 07/15/24 860 825
U.S. Cash Management Fund(@) 22,954,704
(∞)
22,948
Viavi Solutions, Inc.
1.000% due 03/01/24 1,171 1,144
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,308 1,292
Total Short-Term Investments
(cost $35,400) 35,305
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 2,734,028
(∞)
2,734
Total Other Securities
(cost $2,734) 2,734
Total Investments - 97.7%
(identified cost $332,276) 319,684
Other Assets and Liabilities,
Net - 2.3%
7,657
Net Assets - 100.0%
327,341

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 815
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.3%
8x8, Inc. 05/26/23 648,000 97.96 635
623
ABN AMRO Bank NV 03/23/23 EUR 11,710 15.92 186
157
Abu Dhabi Government International Bond 09/20/22 371,000 84.75 314
289
Abu Dhabi Government International Bond 11/02/22 200,000 67.55 135
122
Abu Dhabi Government International Bond 01/30/23 200,000 90.41 181
170
Aena SME SA 11/09/15 EUR 2,580 121.46 313
374
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.85 706
577
African Export-Import Bank (The) 12/15/22 548,000 87.80 481
444
Aircastle, Ltd. 06/03/21 80,000 100.00 80
63
Allianz SE 01/09/23 200,000 85.52 171
164
Allianz SE 08/30/23 200,000 100.00 200
191
Alteryx, Inc. 03/29/21 519,000 96.24 499
493
Angolan Government International Bond 09/20/22 388,000 81.10 315
302
Aphria, Inc. 10/16/23 119,000 97.54 116
115
Apollo Management Holdings, LP 12/10/19 122,000 100.40 122
108
Arbor Realty Trust, Inc. 06/09/23 536,000 97.44 522
509
Ares Management Corp. 06/24/21 130,000 100.15 130
97
AutoStore Holdings, Ltd. 02/04/22 NOK 14,252 2.72 39
16
AXA SA 03/30/23 100,000 103.98 104
103
Axian Telecom 03/08/23 581,000 93.45 543
516
Bahrain Government International Bond 05/02/23 657,000 100.56 661
630
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
207
Banco do Brasil SA 07/26/22 613,000 85.29 523
588
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 92.53 185
183
Bank of Ireland Group PLC 01/15/21 EUR 200,000 139.05 278
208
Banque Centrale de Tunisie SA 04/06/23 100,000 64.38 64
69
Beauty Health Co. (The) 08/23/23 370,000 79.15 293
277
Bilibili, Inc. 07/24/23 552,000 90.72 501
494
BNP Paribas SA 08/13/18 300,000 104.63 314
292
BNP Paribas SA 08/08/22 400,000 100.00 400
371
BNP Paribas SA 11/21/22 200,000 103.25 206
203
BNP Paribas SA 05/12/23 200,000 69.76 140
139
BNP Paribas SA 08/07/23 200,000 100.00 200
192
Braskem Netherlands Finance BV 02/10/23 200,000 98.53 197
173
Braskem Netherlands Finance BV 09/07/23 200,000 98.70 197
187
Cellnex Telecom SA 10/07/22 EUR 4,246 39.20 166
125
CGN Power Co., Ltd. 01/28/22 HKD 978,000 0.25 241
236
Chefs' Warehouse, Inc. 10/25/23 248,000 92.59 230
229
Chegg, Inc. 02/28/22 198,000 90.41 179
174
Chegg, Inc. 08/02/22 794,000 82.56 655
616
China Government International Bond 09/29/23 200,000 89.90 180
179
China International Capital Corp., Ltd. 09/11/23 HKD 24,400 1.91 46
39
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 4,700 22.12 104
53
CNP Assurances 05/03/23 EUR 100,000 105.61 106
100
Coinbase Global, Inc. 03/21/23 1,650,000 50.74 837
1,248
Comision Federal de Electricidad 06/15/22 260,000 93.04 242
230
Corp. Financiera de Desarrollo SA 02/16/23 200,000 88.27 177
171
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.46 701
456
Corp. Nacional del Cobre de Chile 09/05/23 220,000 99.89 220
204
Costa Rica Government International Bond 06/14/23 400,000 101.08 404
380
Credit Agricole SA 02/03/16 200,000 98.25 196
198
Credit Agricole SA 01/06/23 200,000 81.46 163
148
Credit Agricole SA 07/11/23 EUR 100,000 109.35 109
104
Credit Agricole SA 07/27/23 EUR 100,000 97.75 98
91
Cryoport, Inc. 04/20/23 385,000 81.65 314
302
CSAIL Commercial Mortgage Trust 09/18/17 300,000 107.41 322
293
Cullinan Oncology, Inc. 08/05/16 2,500 106.50 266
224
Deutsche Bank AG 11/07/22 EUR 200,000 100.32 201
211
DigitalOcean Holdings, Inc. 07/28/22 840,000 81.20 682
628
Dino Polska SA 05/07/21 PLN 465 67.86 32
44
Dominican Republic Government International Bond 03/20/23 750,000 99.30 745
719
DP World PLC 03/22/22 620,000 116.95 725
613
Ecuador Government International Bond 09/20/22 580,326 43.68 253
220
Ecuador Government International Bond 09/22/22 167,911 57.41 96
85

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
816 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Egypt Government International Bond 09/20/22 856,000 65.63 562
488
El Salvador Government International Bond 09/21/22 250,000 33.20 83
183
Electricite de France SA 06/08/23 200,000 100.00 200
205
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
526
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
523
Empresa Nacional del Petroleo 03/22/22 921,000 83.53 769
605
Enel SpA 01/09/23 EUR 100,000 107.33 107
105
Eskom Holdings SOC, Ltd. 03/22/22 739,000 101.95 753
668
Etalon Group PLC 04/11/16 267,238 — 455
—
Euronet Worldwide, Inc. 08/18/23 735,000 92.57 680
673
Export-Import Bank of India 03/22/22 1,016,000 84.88 882
780
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
257
FEL Energy VI SARL 10/19/22 228,492 68.92 157
183
First Horizon Bank 12/07/22 129 808.04 104
87
Fisker, Inc. 07/19/23 327,000 56.65 185
125
Fiverr International, Ltd. 01/10/23 749,000 87.96 659
642
Franshion Brilliant, Ltd. 07/26/22 342,000 72.64 248
188
Franshion Brilliant, Ltd. 10/19/22 300,000 76.69 230
220
GA Global Funding Trust 06/24/21 140,000 100.00 140
97
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 407,773 80.33 328
301
Georgian Railway JSC 03/22/22 563,000 87.36 492
479
Ghana Government International Bond 09/20/22 464,000 39.72 184
198
Ghana Government International Bond 12/06/22 200,000 33.91 68
84
Grupo Energia Bogota SA 03/22/22 709,000 101.45 719
625
Guatemala Government International Bond 06/06/23 294,000 100.00 294
272
Halyk Savings Bank of Kazakhstan JSC 01/21/22 8,089 10.41 84
101
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.19 101
92
Hat Holdings I LLC 09/11/23 498,000 95.82 477
471
HSBC Capital Funding, LP 07/14/16 157,000 139.87 220
189
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 90.81 540
516
Huarong Finance 2019 Co., Ltd. 02/16/23 708,000 75.64 536
565
Hungary Government International Bond 12/09/22 265,000 63.34 168
141
Hungary Government International Bond 01/04/23 200,000 95.76 192
185
Hungary Government International Bond 07/25/23 235,000 101.86 239
233
Hungary Government International Bond 08/17/23 200,000 99.65 199
185
ILFC E-Capital Trust I 04/29/21 100,000 82.79 83
74
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.84 176
158
ING Groep NV 10/13/22 200,000 68.96 138
145
ING Groep NV 02/07/23 200,000 100.00 200
179
Instituto Costarricense de Electricidad 03/22/22 762,000 79.06 602
593
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
187
Intesa Sanpaolo SpA 08/31/23 EUR 200,000 108.44 217
213
Israel Electric Corp., Ltd. 10/18/23 530,000 96.92 514
514
Ivory Coast Government International Bond 09/20/22 94,680 91.40 87
84
Jordan Government International Bond 09/20/22 220,000 81.60 180
166
Kazakhstan Government International Bond 01/26/16 140,000 99.12 139
138
Kazakhstan Government International Bond 09/20/22 355,000 84.27 299
292
KazMunayGas National Co. JSC 03/22/22 464,000 90.90 422
363
KazMunayGas National Co. JSC 03/22/22 200,000 93.32 187
182
Khazanah Capital, Ltd. 07/18/23 286,000 100.12 286
264
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
224
Krung Thai Bank PCL 10/19/22 600,000 78.54 471
531
KSA Sukuk, Ltd. 05/15/23 858,000 99.16 851
807
Kuaishou Technology 06/10/22 HKD 36,400 9.80 357
234
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
55
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
160
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
144
Larsen & Toubro, Ltd. 03/18/22 5,056 22.70 115
178
Lebanon Government International Bond 10/31/22 USD 1,159,000 6.74 78
73
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Liberty Latin America, Ltd. 11/16/22 651,000 95.66 623
616
LivePerson, Inc. 10/10/23 317,000 97.47 309
303
Longfor Group Holdings, Ltd. 04/21/23 HKD 96,500 2.46 237
141
Lumentum Holdings, Inc. 06/01/23 360,000 79.50 286
251
LXI REIT PLC 07/01/22 GBP 82,907 1.57 131
87

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 817
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lyft, Inc. 01/09/23 747,000 92.67 692
681
Mazoon Assets Co. 03/22/22 545,000 102.85 560
524
MDGH GMTN RSC, Ltd. 07/27/23 200,000 105.37 211
194
MetLife Capital Trust IV 11/27/18 300,000 110.85 333
305
MetLife, Inc. 07/14/16 225,000 139.11 313
244
Mexico City Airport Trust 03/22/22 213,000 88.03 187
153
MHP SE 04/12/16 29,675 6.08 180
91
Mongolia Government International Bond 06/13/23 200,000 83.62 167
167
Morocco Government International Bond 03/01/23 245,000 98.98 243
240
Mumtalakt Sukuk Holding Co. 08/16/23 687,000 99.50 684
681
NAC Kazatomprom JSC 12/17/19 9,445 13.06 123
384
National Bank of Fujairah PJSC 04/18/23 437,000 97.80 427
413
New Mountain Finance Corp. 06/23/23 1,014,000 101.05 1,025
1,015
NextEra Energy Partners, LP 03/01/23 816,000 96.29 786
774
NextEra Energy, Inc. 10/13/23 355,000 84.72 301
301
Nigeria Government International Bond 09/20/22 295,000 69.61 205
221
Nigeria Government International Bond 02/16/23 400,000 83.43 334
350
Nippon Life Insurance Co. 11/08/22 200,000 92.79 186
191
Nippon Life Insurance Co. 10/30/23 400,000 96.38 385
385
Nordea Bank Abp 09/15/20 200,000 113.66 227
187
NuVasive, Inc. 11/22/22 1,064,000 92.34 982
975
OCP, Inc. 03/22/22 755,000 90.32 682
593
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 106.33 608
592
Oman Government International Bond 09/20/22 584,000 103.07 602
590
Oman Government International Bond 09/20/22 200,000 90.11 180
184
Ooredoo QPSC 03/22/22 579,000 95.89 555
470
OQ SAOC 03/22/22 418,000 99.58 416
394
Pakistan Government International Bond 09/20/22 369,000 52.11 192
181
Pakistan Water and Power Development Authority 03/22/22 1,498,000 70.01 1,049
638
Paraguay Government International Bond 06/28/23 200,000 99.99 200
184
Paraguay Government International Bond 09/05/23 283,000 84.68 240
227
Pertamina Persero PT 04/18/22 650,000 81.75 531
405
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 82.74 263
226
Petroleos del Peru SA 03/22/22 1,231,000 69.64 898
674
Petroleos Mexicanos 03/22/22 894,000 64.84 580
482
Petronas Capital, Ltd. 04/01/22 1,323,000 74.96 1,137
774
Petronas Capital, Ltd. 09/20/22 289,000 85.52 247
225
Phoenix Group Holdings PLC 01/15/21 200,000 103.85 208
182
Polyus PJSC - GDR 10/20/22 5,777,000 1.33 770
—
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
58
Qatar Government International Bond 02/16/23 600,000 98.09 589
581
Qatar Petroleum 02/16/23 352,000 85.17 300
275
QBE Insurance Group, Ltd. 09/28/16 206,000 105.19 217
195
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
191
Reliance Industries, Ltd. 03/18/22 6,432 59.94 386
351
Repay Holdings Corp. 01/09/23 1,311,000 83.35 1,093
1,041
Republic of Azerbaijan Government International Bond 09/21/22 258,000 83.99 217
201
Republic of Gabon Government International Bond 04/25/23 200,000 74.21 148
141
Republic of Kenya Government International Bond 03/22/23 283,000 84.32 239
244
Republic of Serbia Government International Bond 01/19/23 200,000 97.82 196
189
Republic of Slovenia Government International Bond 09/12/23 200,000 99.34 199
190
Romania Government International Bond 01/05/23 224,000 99.47 223
220
Romania Government International Bond 01/05/23 188,000 99.63 187
187
Romania Government International Bond 01/10/23 116,000 97.22 113
112
SA Global Sukuk, Ltd. 03/22/22 625,000 94.77 592
505
Samruk-Kazyna JSC 03/22/22 200,000 90.85 182
177
Saudi Arabian Oil Co. 03/22/22 660,000 92.46 610
518
Saudi Arabian Oil Co. 05/09/23 SAR 26,629 8.88 236
236
Saudi Government International Bond 01/10/23 420,000 92.20 387
332
SBL Holdings LLC 02/04/20 150,000 91.75 138
91
SBL Holdings LLC 06/17/21 90,000 100.00 90
51
Scentre Group Trust 2 09/16/20 300,000 100.00 300
269
Siemens Healthineers AG 04/16/21 EUR 1,376 49.18 68
67
Signify NV 06/10/22 EUR 12,021 31.59 380
312
Snap, Inc. 05/10/23 904,000 71.86 650
612

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
818 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Societe Generale SA 05/06/22 200,000 103.03 206
196
Societe Generale SA 11/14/22 200,000 100.00 200
193
Societe Generale SA 12/13/22 200,000 82.51 165
143
SoFi Technologies, Inc. 01/12/23 1,636,000 77.11 1,262
1,231
Southern Gas Corridor CJSC 03/22/22 484,000 105.55 511
477
Standard Chartered PLC 09/07/23 200,000 72.02 144
139
Stem, Inc. 07/13/23 237,000 63.18 150
124
TC Ziraat Bankasi AS 01/25/23 614,000 92.31 567
571
Teladoc Health, Inc. 07/26/23 579,000 81.24 470
450
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
99
Transnet SOC, Ltd. 07/25/23 607,000 99.54 604
574
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.28 199
193
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 94.63 662
653
Turkiye Ihracat Kredi Bankasi AS 10/24/23 208,000 99.59 207
208
UBS Group AG 04/11/19 200,000 103.13 206
188
UBS Group AG 02/04/22 200,000 108.03 216
194
UBS Group AG 10/13/22 200,000 85.29 171
178
UBS Group AG 06/01/23 200,000 69.45 139
139
UBS Group AG 09/20/23 200,000 85.75 171
164
Ukraine Government International Bond 09/20/22 948,000 26.43 251
272
Uzbekneftegaz JSC 03/22/22 687,000 80.53 553
539
Wayfair, Inc. 08/04/23 600,000 88.17 529
510
Western Digital Corp. 04/14/20 1,308,000 99.20 1,298
1,292
WH Group, Ltd. 12/03/21 HKD 168,528 0.58 98
101
Wix.com, Ltd. 11/10/22 110,000 89.22 98
97
WuXi AppTec Co., Ltd. 03/18/22 HKD 30,300 12.06 365
366
Yellow Cake PLC 09/23/19 GBP 26,036 2.53 66
175
YPF SA 02/16/23 278,000 82.65 230
210
YPF SA 07/25/23 504,000 87.67 442
388
ZhongAn Online P&C Insurance Co., Ltd. 01/19/23 HKD 76,979 3.21 247
213
Zurich Finance (Ireland) Designated Activity Co. 12/07/22 200,000 77.13 154 149
69,783
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 247 USD 24,380 12/23
(1,730)
MSCI Emerging Markets Index Futures 3 USD 138 12/23
(11)
Russell 2000 E-Mini Index Futures 1 USD 83 12/23
(10)
S&P 500 E-Mini Index Futures 78 USD 16,428 12/23
(1,166)
S&P MidCap 400 E-Mini Index Futures 1 USD 238 12/23
(23)
United States 2 Year Treasury Note Futures 373 USD 75,503 12/23
(324)
United States 10 Year Treasury Note Futures 1,0 4 0 USD 1 10 , 445 12/23
(3,926)
United States Treasury Long Bond Futures 11 USD 1,204 12/23
(117)
Short Positions
EURO STOXX 50 Index Futures 243 EUR 9,890 12/23
532
FTSE 100 Index Futures 56 GBP 4,104 12/23
172
FTSE 250 Index Futures 24 GBP 819 12/23
89
Hang Seng Index Futures 41 HKD 35,145 11/23
(10)
MSCI Emerging Markets Index Futures 104 USD 4,780 12/23
360
Russell 2000 E-Mini Index Futures 288 USD 24,025 12/23
2,958
S&P/TSX 60 Index Futures 9 CAD 2,043 12/23
94

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 819
Futures Contracts
Amounts in thousands (except contract amounts )
SPI 200 Index Futures 9 AUD 1,526 12/23
69
TOPIX Index Futures 84 JPY 1,893,360 12/23
561
United States 5 Year Treasury Note Futures 70 USD 7,313 12/23
69
United States 10 Year Treasury Note Futures 6 USD 637 12/23
23
United States Treasury Ultra Bond Futures 5 USD 563 12/23 74
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,316)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Put 39 3,450.00 USD 13,455 12/15/23 (16)
Total Liability for Options Written (premiums received $372) (16)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,507 EUR 3,280 12/20/23 (29)
Bank of America JPY 66,288 USD 447 11/08/23 9
Bank of Montreal CHF 706 USD 798 12/20/23 18
Bank of Montreal DKK 3,746 USD 542 12/20/23 9
Bank of Montreal EUR 2,572 USD 2,773 12/20/23 45
Bank of Montreal GBP 1,378 USD 1,721 12/20/23 45
Bank of Montreal HKD 10,169 USD 1,302 12/20/23 1
Bank of Montreal JPY 235,300 USD 1,619 12/20/23 55
Bank of New York USD 955 NZD 1,619 11/08/23 (12)
Bank of New York CHF 706 USD 798 12/20/23 18
Bank of New York DKK 3,746 USD 542 12/20/23 9
Bank of New York EUR 2,572 USD 2,772 12/20/23 44
Bank of New York GBP 1,378 USD 1,721 12/20/23 45
Bank of New York HKD 10,169 USD 1,302 12/20/23 1
Bank of New York JPY 235,300 USD 1,619 12/20/23 55
Brown Brothers Harriman USD 82 CAD 114 11/02/23 —
Brown Brothers Harriman USD 114 EUR 108 11/02/23 —
Brown Brothers Harriman USD 1,349 EUR 1,276 11/02/23 1
Brown Brothers Harriman CAD 114 USD 84 11/02/23 2
Brown Brothers Harriman CAD 114 USD 82 12/04/23 —
Brown Brothers Harriman EUR 1,384 USD 1,467 11/02/23 2
Brown Brothers Harriman EUR 1,295 USD 1,370 12/04/23 (1)
HSBC USD 501 NOK 5,587 11/08/23 (1)
HSBC CHF 706 USD 799 12/20/23 18
HSBC DKK 3,746 USD 542 12/20/23 10
HSBC EUR 2,572 USD 2,774 12/20/23 46
HSBC GBP 1,378 USD 1,722 12/20/23 46
HSBC HKD 10,169 USD 1,302 12/20/23 1
HSBC JPY 235,300 USD 1,621 12/20/23 57
Royal Bank of Canada CAD 701 USD 511 11/08/23 6
Royal Bank of Canada CHF 706 USD 799 12/20/23 18
Royal Bank of Canada DKK 3,746 USD 542 12/20/23 10
Royal Bank of Canada EUR 2,572 USD 2,775 12/20/23 47
Royal Bank of Canada GBP 1,378 USD 1,723 12/20/23 47
Royal Bank of Canada HKD 10,169 USD 1,302 12/20/23 2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
820 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada JPY 235,300 USD 1,621 12/20/23 57
State Street USD 10 CAD 13 11/08/23 —
State Street USD 87 CHF 79 11/08/23 (1)
State Street USD 515 EUR 491 11/08/23 5
State Street USD 958 GBP 793 11/08/23 6
State Street USD 14 JPY 2,144 11/08/23 —
State Street USD 440 SEK 4,902 11/08/23 (1)
State Street AUD 2,966 USD 1,911 12/20/23 26
State Street CAD 1,845 USD 1,365 12/20/23 34
State Street GBP 31 USD 37 11/08/23 —
State Street NOK 8,070 USD 756 12/20/23 32
State Street NZD 30 USD 18 11/08/23 —
State Street SEK 4,902 USD 442 11/08/23 3
State Street SEK 11,488 USD 1,037 12/20/23 5
UBS CHF 1,356 USD 1,477 11/08/23 (15)
UBS CHF 706 USD 799 12/20/23 19
UBS DKK 3,746 USD 542 12/20/23 10
UBS EUR 2,572 USD 2,775 12/20/23 48
UBS GBP 1,378 USD 1,723 12/20/23 47
UBS HKD 10,169 USD 1,302 12/20/23 1
UBS JPY 235,300 USD 1,621 12/20/23 56
Westpac EUR 896 USD 951 11/08/23 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 959
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 3,700 (1.000%)
(2)
12/20/28
180 19 199
CDX NA High Yield Index Bank of America USD 1,900 (5.000%)
(2)
12/20/28 (9) 10 1
Total Open Credit Indices - Purchase Protection Contracts 171 29 200
Total Open Credit Default Swap Contracts (å) 171 29 200
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 47,112 $ —
$ —
$ 47,112 14.4
International Debt — 64,458 —
—
64,458 19.7

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 821
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Non-US Bonds — 1,338 —
—
1,338 0.4
Common Stocks
Consumer Discretionary 5,2 22 10,0 86 —
—
15,3 08 4.7
Consumer Staples 4,728 4,207 —
—
8,935 2.7
Energy 4,784 1,384 —
—
6,168 1.9
Financial Services 31,907 20,105 —
—
52,012 15.9
Health Care 7,577 4,820 —
—
12,397 3.8
Materials and Processing 7,946 5,879 —
—
13,825 4.2
Producer Durables 11,019 9,994 2,999
—
24,012 7.3
Technology 12,153 7,698 —
—
19,851 6.1
Utilities 5,7 51 4,547 —
—
10, 298 3.2
Preferred Stocks 4,9 82 805 — — 5,7 87 1.8
Options Purchased 144 — — — 144 —
*
Warrants and Rights — — — — — —
*
Short-Term Investments — 12,357 — 22,948 35,305 10.8
Other Securities — — — 2,734 2,734 0.8
Total Investments 96, 213 194,790 2,999 25,682 319,684 97.7
Other Assets and Liabilities, Net
2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 5,001 — — — 5,001 1.5
Foreign Currency Exchange Contracts — 1,019 — — 1,019 0.3
Credit Default Swap Contracts — 200 — — 200 0.1
Liabilities
Futures Contracts (7,317) — — — (7,317) (2.2)
Options Written (16) — — — (16) (—)
*
Foreign Currency Exchange Contracts — (60) — — (60) (—)
*
Total Other Financial Instruments
**
$ (2,332) $ 1,159 $ — $ — $ (1,173)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
822 Multi-Strategy Income Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
302
Argentina ............................................................................................
919
Australia .............................................................................................
2,809
Azerbaijan ..........................................................................................
678
Bahrain ...............................................................................................
1,903
Belgium ..............................................................................................
441
Bermuda .............................................................................................
470
Brazil ..................................................................................................
5,358
Burkina Faso ......................................................................................
126
Canada ................................................................................................
9,276
Chile ...................................................................................................
2,270
China ..................................................................................................
11,203
Colombia ............................................................................................
2,143
Costa Rica ..........................................................................................
973
Denmark .............................................................................................
1,539
Dominican Republic ..........................................................................
719
Ecuador ..............................................................................................
305
Egypt ..................................................................................................
488
El Salvador .........................................................................................
183
Finland ...............................................................................................
917
France .................................................................................................
6,418
Gabon .................................................................................................
141
Georgia ...............................................................................................
479
Germany .............................................................................................
3,747
Ghana .................................................................................................
944
Greece ................................................................................................
270
Guatemala ..........................................................................................
272
Hong Kong .........................................................................................
2,159
Hungary ..............................................................................................
744
India ...................................................................................................
2,898
Indonesia ............................................................................................
3,512
Ireland ................................................................................................
888
Israel ...................................................................................................
787
Italy ....................................................................................................
1,304
Ivory Coast .........................................................................................
84
Japan ..................................................................................................
18,999
Jersey ..................................................................................................
273
Jordan .................................................................................................
166
Kazakhstan .........................................................................................
1,637
Kenya .................................................................................................
244
Lebanon ..............................................................................................
73
Luxembourg .......................................................................................
433
Macao .................................................................................................
478
Malaysia .............................................................................................
1,515
Mauritius ............................................................................................
516
Mexico ...............................................................................................
3,762
Mongolia ............................................................................................
167
Morocco .............................................................................................
833
Myanmar ............................................................................................
23
Netherlands ........................................................................................
2,018
New Zealand ......................................................................................
128
Nigeria ................................................................................................
571
Norway ...............................................................................................
134

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 823
Amounts in thousands
Country Exposure
Fair Value
$
Oman ..................................................................................................
1,692
Pakistan ..............................................................................................
819
Panama ...............................................................................................
1,979
Paraguay .............................................................................................
411
Peru ....................................................................................................
1,510
Philippines ..........................................................................................
1,214
Poland ................................................................................................
575
Portugal ..............................................................................................
62
Puerto Rico .........................................................................................
736
Qatar ...................................................................................................
1,326
Romania .............................................................................................
519
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,538
Serbia .................................................................................................
189
Singapore ...........................................................................................
1,789
Slovenia ..............................................................................................
190
South Africa .......................................................................................
3,211
South Korea .......................................................................................
4,807
Spain ..................................................................................................
1,440
Sweden ...............................................................................................
1,410
Switzerland ........................................................................................
3,811
Taiwan ................................................................................................
2,896
Thailand .............................................................................................
1,022
Trinidad and Tobago ..........................................................................
193
Tunisia ................................................................................................
69
Turkey ................................................................................................
2,455
Ukraine ...............................................................................................
430
United Arab Emirates .........................................................................
2,686
United Kingdom .................................................................................
9,754
United States ......................................................................................
169,082
Uruguay ..............................................................................................
566
Uzbekistan ..........................................................................................
539
Zambia ...............................................................................................
125
Total Investments ............................................................................... 319,684

See accompanying notes which are an integral part of the financial statements.
824 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 144 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 1,019 —
Variation margin on futures contracts** 4,835 — — 166
Credit default swap contracts, at fair value — 200 — —
Total
$ 4,979 $ 200 $ 1,019 $ 166
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 2,950 $ — $ — $ 4,367
Unrealized depreciation on foreign currency exchange contracts — — 60 —
Options written, at fair value 16 — — —
Total
$ 2,966 $ — $ 60 $ 4,367
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ 58
Futures contracts 53 — — (14,679)
Options written 16 — — —
Interest rate swap contracts — — — 5,507
Credit default swap contracts — 2,2 05 — —
Foreign currency exchange contracts — — 1,286 —
Total
$ 69 $ 2,2 05 $ 1,286 $ (9,114)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (697) $ — $ — $ (266)
Futures contracts 4,649 — — 7,405
Options written 356 — — —
Interest rate swap contracts — — — (7,493)
Credit default swap contracts — (1,567) — —
Foreign currency exchange contracts — — 131 —
Total
$ 4,308 $ (1,567) $ 131 $ (354)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 825
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 144 $ — $ 144
Securities on Loan* Investments, at fair value 2,626 — 2,626
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,019 — 1,019
Credit Default Swap Contracts Credit default swap contracts, at fair value 200 — 200
Total Financial and Derivative Assets
3,989 — 3,989
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,989 $ — $ 3,989
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 209 $ — $ — $ 209
Bank of Montreal
183 — 10 173
Bank of New York
172 — — 172
Bank of Nova Scotia
31 — 31 —
Barclays
1,396 — 1,396 —
Brown Brothers Harriman
6 2 — 4
Citigroup
362 — 362 —
Fidelity
73 — 73 —
Goldman Sachs
200 — 200 —
HSBC
178 — — 178
Morgan Stanley
216 16 200 —
National Bank of Canada
200 — 200 —
Royal Bank of Canada
187 — — 187
State Street
111 2 — 109
UBS
180 — — 180
Wells Fargo
282 — 282 —
Westpac
3 — — 3
Total
$ 3,989 $ 20 $ 2,754 $ 1,215

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
826 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 60 $ — $ 60
Options Written Contracts Options written, at fair value 16 — 16
Total Financial and Derivative Liabilities
76 — 76
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 76 $ — $ 76
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 29 $ — $ 25 $ 4
Bank of New York 11 — — 11
Brown Brothers Harriman 2 2 — —
HSBC 1 — — 1
Morgan Stanley 16 16 — —
State Street 2 2 — —
UBS 15 — — 15
Total
$ 76 $ 20 $ 25 $ 31
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 827
xt
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 332,276
Investments, at fair value(*)(>) ....................................................................................................................................................
319,684
Cash .............................................................................................................................................................................................. 126
Foreign currency holdings(^) ....................................................................................................................................................... 756
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,019
Receivables:
Dividends and interest ...................................................................................................................................................... 1,984
Dividends from affiliated funds ....................................................................................................................................... 120
Investments sold ............................................................................................................................................................... 2,280
Fund shares sold ............................................................................................................................................................... 158
From broker(a)(b) ............................................................................................................................................................ 14,531
Investments matured ( < ) ................................................................................................................................................... 375
Prepaid expenses .......................................................................................................................................................................... 1
Credit default swap contracts, at fair value(+) ............................................................................................................................. 200
Total assets ...............................................................................................................................................................
341,234
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 5,641
Investments purchased ..................................................................................................................................................... 2,022
Fund shares redeemed ...................................................................................................................................................... 716
Accrued fees to affiliates .................................................................................................................................................. 185
Other accrued expenses .................................................................................................................................................... 209
Variation margin on futures contracts .............................................................................................................................. 2,310
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 60
Options written, at fair value(x) ................................................................................................................................................... 16
Payable upon return of securities loaned ..................................................................................................................................... 2,734
Total liabilities ...........................................................................................................................................................
13,893
Net Assets ...............................................................................................................................................................
$ 327,341

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
828 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (47,573)
Shares of beneficial interest .........................................................................................................................................................
384
Additional paid-in capital ............................................................................................................................................................
374,530
Net Assets ...............................................................................................................................................................
$ 327,341
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.49
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 9 . 01
Class A — Net assets ........................................................................................................................................................... $ 3,050,138
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 359,064
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.38
Class C — Net assets ........................................................................................................................................................... $ 2,979,540
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 355,431
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.53
Class M — Net assets .......................................................................................................................................................... $ 28,421,978
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,332,401
Net asset value per share: Class S   (#) ........................................................................................................................................ $ 8.53
Class S   — Net assets .......................................................................................................................................................... $ 205,321,361
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 24,083,823
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.55
Class Y — Net assets ........................................................................................................................................................... $ 87,568,184
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,246,820
Amounts in thousands
(^)     Foreign currency holdings - cost $ 762
(<)     Investments matured - cost $ 610
(+)     Credit default swap contracts - premiums paid (received) $ 171
(x)     Premiums received on options written $ 372
(*)     Securities on loan included in investments $ 2,626
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 25,682
(a)   Receivable from Broker for Futures $ 14,505
(b)   Receivable from Broker for Swaps $ 26
(c)   Due to Broker for Options $ 5,641
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 829
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,913
Dividends from affiliated funds ....................................................................................................................................... 2,337
Interest .............................................................................................................................................................................. 10,550
Securities lending income (net) ....................................................................................................................................... 41
Total investment income ..............................................................................................................................................................
18,841
Expenses
Advisory fees ................................................................................................................................................................... 2,817
Administrative fees .......................................................................................................................................................... 182
Custodian fees .................................................................................................................................................................. 356
Distribution fees - Class A ............................................................................................................................................... 9
Distribution fees - Class C ............................................................................................................................................... 25
Transfer agent fees - Class A ........................................................................................................................................... 7
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 66
Transfer agent fees - Class S   .......................................................................................................................................... 453
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 111
Registration fees ............................................................................................................................................................... 81
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 25
Miscellaneous .................................................................................................................................................................. 29
Expenses before reductions .............................................................................................................................................. 4,203
Expense reductions .......................................................................................................................................................... (1,514)
Net expenses ................................................................................................................................................................................
2,689
Net investment income (loss) .......................................................................................................................................................
16,152
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $ (7) ) .................................................................................................. (8,335)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (14,626)
Options written ................................................................................................................................................................. 16
Foreign currency exchange contracts ............................................................................................................................... 1,286
Interest rate swap contracts .............................................................................................................................................. 5,507
Credit default swap contracts ........................................................................................................................................... 2,205
Foreign currency-related transactions .............................................................................................................................. (34)
Net realized gain (loss) ................................................................................................................................................................
(13,980)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $8) ............................................................. 18,571
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 12,054
Options written ................................................................................................................................................................. 356
Foreign currency exchange contracts ............................................................................................................................... 131
Interest rate swap contracts .............................................................................................................................................. (7,493)
Credit default swap contracts ........................................................................................................................................... (1,567)
Securities sold short ......................................................................................................................................................... (160)
Investment matured .......................................................................................................................................................... (235)
Foreign currency-related transactions .............................................................................................................................. 122
Net change in unrealized appreciation (depreciation) ................................................................................................................. 21,783

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
830 Multi-Strategy Income Fund
Statement of Operations , continued — For the Period Ended October 31,
2023
Amounts in thousands
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,803
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 23,955

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 831
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 16,152 $ 4,036
Net realized gain (loss) ....................................................................................................................... (13,980) (2,542)
Net change in unrealized appreciation (depreciation) ........................................................................ 21,783 (99,836)
Net increase (decrease) in net assets from operations .............................................................................. 23,955 (98,342)
Distributions
To shareholders
Class A .......................................................................................................................................... (176) (293)
Class C .......................................................................................................................................... (151) (266)
Class M ......................................................................................................................................... (1,765) (3,265)
Class S   ........................................................................................................................................ (11,906) (23,113)
Class Y .......................................................................................................................................... (5,880) (9,911)
Net decrease in net assets from distributions ............................................................................................ (19,878) (36,848)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (75,432) (81,126)
Total Net Increase (Decrease) in Net Assets ........................................................................
(71,355) (216,316)
Net Assets
Beginning of period .................................................................................................................................. 398,696 615,012
End of period .............................................................................................................................................
$ 327,341 $ 398,696

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
832 Multi-Strategy Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 35 $ 314 142 $ 1,359
Proceeds from reinvestment of distributions 20 176 29 293
Payments for shares redeemed (155) (1,375) (168) (1,664)
Net increase (decrease)
(100) (885) 3 (12)
Class C
Proceeds from shares sold 33 290 5 45
Proceeds from reinvestment of distributions 17 151 26 266
Payments for shares redeemed (100) (879) (88) (868)
Net increase (decrease)
(50) (438) (57) (557)
Class M
Proceeds from shares sold 680 6,140 769 7,652
Proceeds from reinvestment of distributions 198 1,764 322 3,264
Payments for shares redeemed (1,919) (17,015) (1,584) (15,779)
Net increase (decrease)
(1,041) (9,111) (493) (4,863)
Class S
Proceeds from shares sold 2,821 25,382 3,515 34,867
Proceeds from reinvestment of distributions 1,339 11,893 2,270 23,082
Payments for shares redeemed (8,722) (77,672) (12,206) (120,562)
Net increase (decrease)
(4,562) (40,397) (6,421) (62,613)
Class Y
Proceeds from shares sold 66 600 203 1,996
Proceeds from reinvestment of distributions 660 5,880 976 9,911
Payments for shares redeemed (3,451) (31,081) (2,504) (24,988)
Net increase (decrease)
(2,725) (24,601) (1,325) (13,081)
Total increase (decrease)
(8,478) $ (75,432) (8,293) $ (81,126)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
834 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 8.47 .36 .11 .47 (.45) —
October 31, 2022 11.11 .05 (2.0 3 ) (1.9 8 ) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
Class C
October 31, 2023 8.37 .29 .11 .40 (.39) —
October 31, 2022 1 0 . 99 (.02) ( 2 . 00 ) (2.0 2 ) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
Class M
October 31, 2023 8.51 .39 .11 .50 (.48) —
October 31, 2022 11.1 5 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
Class S
October 31, 2023 8.50 .38 .12 .50 (.47) —
October 31, 2022 11.1 5 .07 (2.0 3 ) (1.9 6 ) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
Class Y
October 31, 2023 8.52 .40 .12 .52 (.49) —
October 31, 2022 11.1 7 .09 (2.0 3 ) (1.9 4 ) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 835
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.45) 8.49 5.44 3,050 1.42 1.02 4.01 79
(.66) 8.47 (18. 7 0) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.39) 8.38 4.61 2,980 2.16 1.77 3.2 6 79
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.2 5 ) 189
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.48) 8.53 5.79 28,422 1.16 .67 4.3 2 79
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.47) 8.53 5.81 205,321 1.16 .77 4.2 4 79
(.69) 8.50 (18. 52 ) 243,62 5 1.15 .77 .74 189
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.49) 8.55 6 . 01 87,568 .97 .57 4.4 6 79
(.71) 8.52 (18. 3 2) 110,575 .9 6 .57 .93 189
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
836 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 126,308
Administrative fees 13,727
Distribution fees 2,600
Shareholder servicing fees 648
Transfer agent fees 39,305
Trustee fees 2,384
$ 184,972
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 54,002 $ 394,488 $ 425,547 $ 1 $ 4 $ 22,948 $ 2,337 $ —
U.S. Cash Collateral Fund 2,501 20,928 20,695 — — 2,734 106 —
$ 56,503 $ 415,416 $ 446,242 $ 1 $ 4 $ 25,682 $ 2,443 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 338,173,372 $ 36,466,948 $ (53,323,130) $ (16,856,182) $ 3,699,851 $ (33,981,101)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 19,877,650 $ — $ — $ 35,847,877 $ 999,624 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2023
(Unaudited)
838 Multi-Asset Growth Strategy Fund
Multi-Asset Growth Strategy Fund - Class A
‡
Total
Return
1 Year 1 .66%
5 Years (0 .40)%§
Inception* 0 .11%§
Multi-Asset Growth Strategy Fund - Class C
‡‡
Total
Return
1 Year 6 .98%
5 Years 0 .00%§
Inception* 0 .29%§
Multi-Asset Growth Strategy Fund - Class M
‡‡‡
Total
Return
1 Year 8 .23%
5 Years 1 .13%§
Inception* 1 .33%§
Multi-Asset Growth Strategy Fund - Class S
Total
Return
1 Year 8 .13%
5 Years 1 .05%§
Inception* 1 .24%§
Multi-Asset Growth Strategy Fund - Class Y
‡‡‡‡
Total
Return
1 Year 8.32%
5 Years 1.24%§
Inception* 1.43%§
60% FTSE All-World / 40% FTSE US Broad Investment
Grade Composite Index (gross)
**
Total
Return
1 Year 6 .84%
5 Years 5 .02%§
Inception* 5 .02%§

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multi-Asset Growth Strategy Fund 839
The Multi-Asset Growth Strategy Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage
or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager
begins providing services. As of October 31, 2023, the Fund
had fourteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return with lower
volatility than equity markets.
How did the Fund perform relative to its benchmark
for the fiscal year ended October 31, 2023?
For the fiscal year ended October 31, 2023 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
gained 7.89%, 6.98%, 8.23%, 8.13% and 8.32%, respectively.
This is compared to the Fund’s benchmark, the 60% FTSE
All-World/40% FTSE US Broad Investment Grade Composite
Index (gross), which gained 6.84% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
US Fund Global Allocation
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
3.86%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The fiscal year was characterized by volatility in financial markets, as investors grappled with slowing economies,
dispersions in economic data, and hawkish central bank
policy. Although central banks have slowed the pace of hiking, persistent inflation – driven by tight labor markets, consumer resilience, and healthy corporate balance sheets – has resulted in an anticipated “higher for longer” rate regime as the global economies continue to slow.
Equities outperformed fixed income markets over the fiscal
year. Within U.S. equities, there were a few key events that shaped market volatility over the year. The regional banking crisis in March precipitated fears of contagion risk in the
financial sector but fears of a long-term impact were short-lived as markets rebounded. Advancements in artificial intelligence spurred enthusiasm in markets during the second and third
quarters, driving technology stocks higher. Overall, the Russell
1000
®
Index and Russell 3000
®
Index experienced gains of
9.48% and 8.38% respectively over the fiscal year, indicating that both growth and value securities benefitted during the
year. Within developed markets, Japanese equities were a
notable outperformer over the year, largely driven by investor expectations of corporate governance reforms and central bank indications of yield curve control adjustment. Emerging market outperformance was largely driven by India, which delivered
positive absolute return over the year, and Taiwan, whose sector performance was driven by semiconductors . Within fixed
income, the Bloomberg Global Aggregate Bond Index (U.S.
Hedged) increased by 1.72% over the fiscal year. Fixed income markets were challenged given persistently high inflation and hawkish central bank policy, with investment grade, emerging market, and high yield debt spreads widening. Overall, the
Fund’s tilt towards value and a defensive, risk-off posture were beneficial.
Within alternatives, infrastructure detracted over the fiscal year versus other asset classes, with the S&P Global Infrastructure
Index (Net) (USD) down 2.23% over the year versus the MSCI
All Country World Index Net up 10.50%. Despite the lagging
performance of the asset class, the Fund’s infrastructure
manager outperformed its RIM-assigned benchmark driven by
selection in industrial names.
Global listed real estate underperformed global equities, with performance being mixed across regions. The U.S. and Europe
underperformed while emerging markets outperformed. Overall, the Fund’s exposure to real estate investment trusts (“REITs”)
was additive, as the Fund’s real estate manager outperformed its sector benchmark due to security selection in data centers.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included traditional asset classes such as equities, real assets, and fixed income, as well as asset classes such as high yield debt, emerging market debt, mortgage-backed securities and other alternative strategies.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
840 Multi-Asset Growth Strategy Fund
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to money manager performance, equity money
managers generally added to the Fund’s overall performance,
with value-oriented money managers contributing the most
among the equity managers. Security selection continued to
be the major driver of performance. Value-oriented money
managers Boston Partners Global Investors, Inc. (“Boston”)
and MFS Institutional Advisors, Inc. (“MFS”) outperformed
their RIM-assigned benchmarks. Boston’s outperformance was
driven by selection in industrials and information technology, while MFS’s outperformance was driven by selection in
consumer discretionary and industrials. Conversely, security selection detracted from Berenberg Asset Management LLC’s
(“Berenberg”) benchmark-relative performance, driven by
negative selection in European financials and industrials.
Within fixed income, Marathon Asset Management, L.P’s
emerging market bond strategy outperformed its RIM-assigned
benchmark.
RIM’s asset allocations were a net detractor over the fiscal year, as equity and long duration positions did not add value during a volatile year. Conversely, RIM’s underlying preference for value-oriented securities was additive, as these names
outperformed. Allocations to non-U.S. equities over domestic equities were more mixed as European markets underperformed
while emerging markets outperformed over the fiscal year. The
Fund’s conservative positioning in credit detracted over the year, while allocations to alternative strategies positively contributed to Fund returns.
During the fiscal year, RIM used equity and fixed income
derivatives to seek to maintain tactical asset allocation
preferences and implement risk-mitigation strategies. RIM used standardized derivative contracts, such as equity index futures and Treasury futures, to seek to efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used in an effort to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve RIM’s desired asset allocation in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The Fund’s active positioning strategy provided
exposure to RIM’s strategic equity views associated with value and low volatility factors. The strategy outperformed relative to the Fund’s benchmark for the fiscal year.
Describe any changes to the Fund’s structure or the
money manager line-up.
In December 2022, RIM terminated RiverPark Advisors, LLC
as a money manager for the Fund. Allocations to other money
manager strategies were adjusted as a result.
In March 2023, RIM hired PineStone Asset Management Inc.
as a replacement for RiverPark Advisors, LLC in the Fund.
Allocations to other money manager strategies were adjusted
as a result.
In June 2023, RIM terminated Putnam Investment Management,
LLC as a money manager for the Fund. Allocations to other
money manager strategies were adjusted as a result.
Money Managers as of October 31,
2023 Styles
Berenberg Asset Management, LLC European Equity
Boston Partners Global Investors, Inc. Global Equity
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real Estate
Securities
First Sentier Investors (Australia) IM Ltd.
Global Listed
Infrastructure
Hermes Investment Management Limited High Yield Debt
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Global Equity
Kopernik Global Investors, LLC Global Equity
Man Investments Australia Limited
Asia ex Japan Equity
Marathon Asset Management, L.P.
Hard Currency Emerging
Market Debt
MFS Institutional Advisors, Inc. Global Equity
Oaktree Fund Advisors, LLC
Emerging Markets
Equity / High Income
Convertibles
PineStone Asset Management Inc. Global Equity
RWC Asset Advisors (US) LLC Emerging Markets Equity
Sompo Asset Management Co., Ltd. Japan Equity

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31,
2023 (Unaudited)
Multi-Asset Growth Strategy Fund 841
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIC Fund.
* Assumes initial investment on March 7, 2017.
** 60% FTSE All-World/40% FTSE US Broad Investment Grade Composite Index (gross) is a custom blend of 60% FTSE All-World Index/40% FTSE US
Broad Investments Grade Composite Index (gross), created and maintained by FTSE. FTSE Multi-Asset Composite Index Series is designed to measure cross-asset market returns for a range of regions and risk exposures. The FTSE All-World Index is a market-capitalization weighted index representing the performance of the large and mid-cap stocks from the FTSE Global Equity Index Series and covers 90-95% of the investable market capitalization. The index covers Developed and Emerging markets. The FTSE US Broad Investment Grade Index (gross) (USBIG®) tracks the performance of US Dollar-
denominated bonds issued in the US investment-grade bond market. The index includes US Treasury, government-sponsored, collateralized, and corporate debt.
‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the
Fund’s Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.
‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class S Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class S Shares.
‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the
Class S Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — October 31, 2023 (Unaudited)
842 Multi-Asset Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2023 to October 31, 2023.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 961.10 $ 1,019.26
Expenses Paid During Period* $ 5.83 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 956.90 $ 1,015.48
Expenses Paid During Period* $ 9.52 $ 9.80
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 961.90 $ 1,021.02
Expenses Paid During Period* $ 4.10 $ 4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 962.40 $ 1,020.52
Expenses Paid During Period* $ 4.60 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2023 (Unaudited)
Multi-Asset Growth Strategy Fund 843
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2023 $ 963.40 $ 1,021.53
Expenses Paid During Period* $ 3.61 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
844 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 25.5%
Corporate Bonds and Notes - 14.1%
8x8, Inc.
4.000% due 02/01/28 228 157
Accolade, Inc.
0.500% due 04/01/26 857 673
Affirm Holdings, Inc.
11.521% due 11/15/26 (Ñ) 2,106 1,502
Aircastle, Ltd.
4.250% due 06/15/26 35 33
Alarm.com, Inc.
5.284% due 01/15/26 2,783 2,379
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Ñ)(Þ) 200 174
Arbor Realty Trust, Inc.
7.500% due 08/01/25 (Þ) 1,045 993
Ashland, Inc.
3.375% due 09/01/31 (Þ) 401 307
Ball Corp.
2.875% due 08/15/30 389 303
Bandwidth, Inc.
0.500% due 04/01/28 330 201
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 125 110
Beauty Health Co. (The)
1.250% due 10/01/26 (Þ) 723 541
Berry Global, Inc.
Series WI
1.650% due 01/15/27 300 258
Blackline, Inc.
0.000% due 03/15/26 (Æ) 844 717
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 2,782 2,366
Block, Inc.
0.125% due 03/01/25 843 776
Bridgebio Pharma, Inc.
2.250% due 02/01/29 697 510
Cable One, Inc.
8.568% due 03/15/26 (Ñ) 702 572
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 253
Centene Corp.
2.500% due 03/01/31 378 286
CF Industries, Inc.
5.150% due 03/15/34 28 25
4.950% due 06/01/43 28 22
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 1,180 979
Chefs' Warehouse, Inc.
1.875% due 12/01/24 (Þ) 483 445
Chegg, Inc.
0.125% due 03/15/25 (Þ) 387 341
4.794% due 09/01/26 (Þ) 1,548 1,202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 261 204
3.750% due 01/15/32 (Þ) 100 76
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 70
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 3,218 2,433
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 955 790
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 234 221
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 751 590
DCP Midstream Operating, LP
3.250% due 02/15/32 39 31
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 1,639 1,226
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 56
5.050% due 04/01/45 103 74
5.450% due 06/01/47 72 54
EQT Corp.
3.900% due 10/01/27 110 101
Euronet Worldwide, Inc.
0.750% due 03/15/49 (Þ) 1,435 1,315
Eventbrite, Inc.
0.750% due 09/15/26 1,461 1,196
Expedia Group, Inc.
4.711% due 02/15/26 972 845
EZCORP, Inc.
2.375% due 05/01/25 1,838 1,690
Fastly, Inc.
7.664% due 03/15/26 281 236
First Citizens BancShares, Inc.
Series B
9.643% due 12/31/99 (CME Term
SOFR 3 Month + 4.234%)(Ê)(ƒ) 150 153
Fisker, Inc.
2.500% due 09/15/26 (Þ) 636 243
Fiverr International, Ltd.
8.004% due 11/01/25 (Þ) 1,460 1,251
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 288 196
Haemonetics Corp.
5.340% due 03/01/26 2,043 1,752
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 589 541
Hat Holdings I LLC
3.817% due 05/01/25 (Þ) 972 919
HCA, Inc.
2.375% due 07/15/31 164 122
7.500% due 11/15/95 221 221

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 845
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 03/15/27 142 128
HCI Group, Inc.
4.750% due 06/01/42 606 591
Huntsman International LLC
2.950% due 06/15/31 385 292
I3 Verticals LLC
1.000% due 02/15/25 399 364
Innoviva, Inc.
2.125% due 03/15/28 1,282 1,020
Intercept Pharmaceuticals, Inc.
2.000% due 05/15/26 843 831
iQIYI, Inc.
4.000% due 12/15/26 898 855
6.500% due 03/15/28 200 176
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 109 95
4.500% due 02/15/31 (Þ) 220 180
Itron, Inc.
6.015% due 03/15/26 787 665
JetBlue Airways Corp.
0.500% due 04/01/26 1,168 723
JOYY, Inc.
1.375% due 06/15/26 1,174 1,116
JPMorgan Chase & Co.
Series CC
8.219% due 12/31/99 (CME Term
SOFR 3 Month + 2.842%)(Ê)(ƒ) 50 50
KB Home
4.800% due 11/15/29 44 38
4.000% due 06/15/31 44 34
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 215
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 437
Livongo Health, Inc.
0.875% due 06/01/25 1,062 965
LKQ Corp.
Series WI
6.250% due 06/15/33 93 87
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 703 490
Lyft, Inc.
1.500% due 05/15/25 (Þ) 1,457 1,329
Magnite, Inc.
0.250% due 03/15/26 562 472
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 306 258
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 100 84
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,181 1,050
MicroStrategy, Inc.
10.559% due 02/15/27 (Ñ) 1,521 1,093
Mitek Systems, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 02/01/26 112 96
NeoGenomics, Inc.
0.250% due 01/15/28 506 363
New Mountain Finance Corp.
7.500% due 10/15/25 (Þ) 1,979 1,981
NextEra Energy, Inc.
0.906% due 11/15/25 (Þ) 692 587
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 167
3.875% due 08/15/31 (Þ) 81 63
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 2,075 1,902
OI European Group BV
4.750% due 02/15/30 (Þ) 226 192
OneMain Finance Corp.
3.500% due 01/15/27 71 60
3.875% due 09/15/28 9 7
4.000% due 09/15/30 64 47
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,318 1,038
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,394 2,328
Perficient, Inc.
0.125% due 11/15/26 2,669 2,133
Plains All American Pipeline, LP
Series B
9.736% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 386 363
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 44
4.500% due 09/15/31 (Þ) 246 199
Q2 Holdings, Inc.
0.125% due 11/15/25 1,065 930
Range Resources Corp.
4.750% due 02/15/30 (Þ) 182 162
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 602 446
Redfin Corp.
0.500% due 04/01/27 619 340
Repay Holdings Corp.
10.755% due 02/01/26 (Þ) 2,559 2,032
RWT Holdings, Inc.
5.750% due 10/01/25 2,366 2,197
Seagate HDD Cayman
4.091% due 06/01/29 81 70
4.125% due 01/15/31 204 162
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 352
5.000% due 04/15/29 (Þ) 100 89
Snap, Inc.
0.125% due 03/01/28 (Þ) 1,765 1,196
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 3,192 2,402
Spotify Technology SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
846 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/15/26 2,935 2,511
Square, Inc.
2.118% due 05/01/26 393 326
Stem, Inc.
0.500% due 12/01/28 (Þ) 462 242
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 214
TechTarget, Inc.
7.764% due 12/15/26 1,463 1,158
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 1,130 877
Tenet Healthcare Corp.
4.375% due 01/15/30 286 242
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 259
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 24
TripAdvisor, Inc.
0.250% due 04/01/26 2,718 2,293
Upstart Holdings, Inc.
0.250% due 08/15/26 675 426
Wayfair, Inc.
0.625% due 10/01/25 (Ñ)(Þ) 1,171 995
Western Digital Corp.
2.850% due 02/01/29 274 213
3.100% due 02/01/32 153 108
78,205
International Debt - 8.4%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 893 696
3.125% due 09/30/49 (Þ) 200 122
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 282
Akbank TAS
Series REGS
5.125% due 03/31/25 (Þ) 200 192
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 528 410
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) 100 78
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) 484 412
Argentine Republic Government
International Bond
1.750% due 07/09/27 (~)(Ê) 96 27
1.000% due 07/09/29 359 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 07/09/41 (~)(Ê) 1,207 315
AT&T, Inc.
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ) 200 199
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 578 533
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 351 274
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 1,025 983
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 (Þ) 200 184
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 112
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 (Þ) 83 84
1.000% due 01/15/25 100 101
1.500% due 01/15/27 (Þ) 370 352
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 (Þ) 200 195
Bilibili, Inc.
0.500% due 12/01/26 (Þ) 1,077 964
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 139
Braskem Netherlands Finance BV
8.500% due 01/12/31 (Þ) 200 187
7.250% due 02/13/33 (Þ) 203 175
Brazil Government International Bond
6.000% due 10/20/33 396 366
4.750% due 01/14/50 786 525
British Telecommunications PLC
4.875% due 11/23/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.493%)(Ê)(Þ) 200 161
Celanese Holdings LLC
0.625% due 09/10/28 100 85
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 162
Chile Government International Bond
2.550% due 07/27/33 299 224
4.950% due 01/05/36 1,000 888
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 179

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 847
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Corp. Nacional del Cobre de Chile
5.950% due 01/08/34 (Þ) 300 279
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 412 392
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (~)(Ê)(Þ) 200 8
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 (Þ) 200 203
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 195
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 971 931
Ecopetrol SA
8.625% due 01/19/29 122 122
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 229 116
5.500% due 07/31/35 (~)(Ê)(Þ) 792 300
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,111 633
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 118
9.500% due 07/15/52 (Þ) 224 164
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 118 100
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 200 175
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 316 242
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 140
First Majestic Silver Corp.
0.375% due 01/15/27 1,302 967
FMG Resources (August 2006) Pty.,
Ltd.
4.375% due 04/01/31 (Þ) 50 40
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 141
Gaci First Investment Co.
5.125% due 02/14/53 (Þ) 400 308
Galaxy Pipeline Assets Bidco, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.940% due 09/30/40 (Þ) 554 409
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Ê)(Þ) 703 300
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) 122 108
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 90
Series REGS
2.625% due 02/01/29 (Þ) 200 181
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 186 155
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 370
Series REGS
5.250% due 08/10/29 (Þ) 318 287
GUSAP III, LP
Series REGS
4.250% due 01/21/30 (Þ) 200 178
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 200 198
Series REGS
6.125% due 05/22/28 (Þ) 459 455
3.125% due 09/21/51 (Þ) 361 193
Indonesia Government International
Bond
4.550% due 01/11/28 410 394
3.550% due 03/31/32 564 474
4.850% due 01/11/33 400 374
5.650% due 01/11/53 400 366
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 124
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 220
Series REGS
2.250% due 03/15/29 (Þ) 276 245
Israel Government International Bond
4.500% due 01/17/33 215 189
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 185
Ivory Coast Government International
Bond
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 129 115
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 43

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
848 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.375% due 10/10/47 (Þ) 299 225
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 282 232
KazMunayGas National Co. JSC
Series REGS
3.500% due 04/14/33 (Þ) 292 212
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 404 372
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 250 240
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 153
Kraft Heinz Foods Co.
4.125% due 07/01/27 (Þ) 200 231
4.125% due 07/01/27 124 143
KSA Sukuk, Ltd.
4.274% due 05/22/29 (Þ) 1,110 1,043
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Ø)(Æ)(Þ) 1,578 99
MDGH GMTN RSC, Ltd.
5.875% due 05/01/34 (Þ) 200 198
Series REGS
5.500% due 04/28/33 (Þ) 218 211
Mexico Government International
Bond
2.659% due 05/24/31 245 191
6.338% due 05/04/53 200 175
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 151
Mongolia Government International
Bond
Series REGS
3.500% due 07/07/27 (Þ) 205 171
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 284 278
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 129
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) 150 152
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 194
Nigeria Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
8.375% due 03/24/29 (Þ) 400 350
7.375% due 09/28/33 (Þ) 521 391
NIO, Inc.
0.500% due 02/01/27 225 193
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) 110 84
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 836 844
7.000% due 01/25/51 (Þ) 200 184
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 148
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 220 116
7.375% due 04/08/31 (Þ) 302 148
Panama Government International
Bond
6.400% due 02/14/35 691 634
6.853% due 03/28/54 716 617
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 620 572
Peruvian Government International
Bond
2.783% due 01/23/31 939 752
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 228
Petroleos Mexicanos
Series WI
10.000% due 02/07/33 1,098 971
6.750% due 09/21/47 927 525
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 448 349
3.404% due 04/28/61 (Þ) 200 117
Philippine Government International
Bond
5.170% due 10/13/27 200 196
1.950% due 01/06/32 665 497
5.000% due 07/17/33 400 377
Pinduoduo, Inc.
2.227% due 12/01/25 1,101 1,095
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 697 675
4.817% due 03/14/49 (Þ) 200 163
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 329 257
Republic of Colombia Government
International Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 849
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 04/20/33 840 820
7.500% due 02/02/34 207 194
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 386 333
Republic of Poland Government
International Bond
5.500% due 11/16/27 79 79
4.875% due 10/04/33 337 312
5.500% due 04/04/53 377 332
Republic of Serbia Government
International Bond
6.500% due 09/26/33 (Þ) 271 255
Republic of Slovenia Government
International Bond
5.000% due 09/19/33 (Þ) 236 224
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 266
5.750% due 09/30/49 441 286
Republic of Uzbekistan International
Bond
7.850% due 10/12/28 (Þ) 200 199
Romania Government International
Bond
7.125% due 01/17/33 (Þ) 298 296
7.625% due 01/17/53 (Þ) 250 246
Series REGS
5.250% due 11/25/27 (Þ) 156 151
7.625% due 01/17/53 (Þ) 16 16
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 160 150
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 221 175
Sea, Ltd.
0.250% due 09/15/26 1,430 1,134
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 132
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Ø)
(Æ) (Þ) 200 4
Shopify, Inc.
0.125% due 11/01/25 112 99
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 357
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 200 168
SPCM SA
3.125% due 03/15/27 (Þ) 200 177
3.375% due 03/15/30 (Þ) 200 160
Stora Enso OYJ
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 04/15/36 (Þ) 200 200
Series REGS
7.250% due 04/15/36 (Þ) 150 150
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 149
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 151
Telecom Italia Capital SA
6.000% due 09/30/34 70 58
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 200 179
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 200 189
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 193
Turkey Government International Bond
9.125% due 07/13/30 942 941
5.950% due 01/15/31 263 221
Turkiye Ihracat Kredi Bankasi AS
9.000% due 01/28/27 (Þ) 202 202
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 1,290 370
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 160
Uruguay Government International
Bond
5.750% due 10/28/34 446 446
5.100% due 06/18/50 75 65
4.975% due 04/20/55 273 228
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 16
Wix.com, Ltd.
0.000% due 08/15/25 (Þ)(Æ) 214 188
46,883
Non-US Bonds - 2.0%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ)(Þ) EUR 200 177
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 99
Altice France Holding SA
Series REGS
4.000% due 02/15/28 (Þ) EUR 307 143
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 195

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
850 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Australia & New Zealand Banking
Group, Ltd.
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 200 209
Banco BPM SpA
1.625% due 02/18/25 (Þ) EUR 250 252
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 95
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 200 189
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 171
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 187
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)(Þ) EUR 300 317
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ)(Þ) EUR 200 142
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 200 177
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 311
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 200 175
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 175
Deutsche Postbank Funding Trust III
3.125% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 182
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 300 336
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 153
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 100 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 97
6.750% due 12/31/99 (3 Month
EURIBOR + 4.241%)(Ê)(ƒ)(Þ) EUR 100 104
Faurecia SE
2.375% due 06/15/29 (Þ) EUR 100 87
Grifols Escrow Issuer SA
3.875% due 10/15/28 (Þ) EUR 100 88
Series REGS
3.875% due 10/15/28 (Þ) EUR 284 250
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 96
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 271
Infrastrutture Wireless Italiane SpA
Series GMTN
1.875% due 07/08/26 (Þ) EUR 120 118
1.625% due 10/21/28 (Þ) EUR 100 93
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 250 184
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 200 202
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 400 267
Lagardere SA
1.750% due 10/07/27 (Þ) EUR 100 104
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 200 196
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 467 524
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 209 207
Nexans SA
5.500% due 04/05/28 (Þ) EUR 200 217
Nexi SpA
4.088% due 02/24/28 EUR 100 84
Ocado Group PLC
Series REGS
3.875% due 10/08/26 (Þ) GBP 100 95
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)
(ƒ) (Þ) GBP 100 75
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 88

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 189
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 (Þ) EUR 200 203
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 87
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 200 195
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 165
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 100
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99(~)(Ê)(ƒ) EUR 100 91
TMNL Holding BV
Series REGS
3.750% due 01/15/29 (Þ) EUR 200 183
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 156
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ)(Þ) EUR 200 181
United Kingdom Gilt
0.625% due 06/07/25 (Þ) GBP 900 1,027
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 88
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 86
Verallia SA
1.875% due 11/10/31 (Þ) EUR 200 169
1.875% due 11/10/31 EUR 100 84
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 308 291
Volvo Car AB
4.250% due 05/31/28 (Þ) EUR 100 101
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 242
ZF Finance GmbH
2.000% due 05/06/27 (Þ) EUR 200 186
Ziggo Bond Co. BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.375% due 02/28/30 (Þ) EUR 100 78
3.375% due 02/28/30 EUR 50 39
11,154
United States Government Treasuries - 1.0%
United States Treasury Notes
0.250% due 08/31/25 5,866 5,371
Total Long-Term Investments
(cost $149,993) 141,613
Common Stocks - 59.5%
Consumer Discretionary - 7.4%
adidas AG 4,535 802
Aisin Corp. 29,800 1,038
Alibaba Group Holding, Ltd.(Æ) 114,908 1,184
Alibaba Group Holding, Ltd. - ADR 1,946 161
Amazon.com, Inc.(Æ) 16,486 2,194
Anta Sports Products, Ltd. 34,200 385
Aoyama Trading Co., Ltd. 10,600 106
Autoliv, Inc. 10,672 978
AutoZone, Inc.(Æ) 624 1,546
Best Buy Co., Inc. 1,796 120
Boyd Gaming Corp. 2,321 128
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,398 96
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
11,800 133
Cie Financiere Richemont SA Class A 10,594 1,251
Comcast Corp. Class A 10,386 429
Costco Wholesale Corp. 606 335
Davide Campari-Milano NV 53,123 587
Diageo PLC 26,568 1,007
Dollar General Corp. 569 68
DR Horton, Inc. 3,191 333
Ferrari NV 627 190
FirstCash Holdings, Inc. 6,288 685
Galaxy Entertainment Group, Ltd. 69,000 387
Games Workshop Group PLC 1,909 229
Garmin, Ltd. 1,216 125
Geely Automobile Holdings, Ltd. 373,496 423
General Motors Co. 3,615 102
Genuine Parts Co. 764 98
Gildan Activewear, Inc. Class A 27,639 785
Grand Canyon Education, Inc.(Æ) 1,352 160
Home Depot, Inc. (The) 1,401 399
Honda Motor Co., Ltd. 89,900 923
Hyundai Department Store Co., Ltd. 8,102 323
Industria de Diseno Textil SA 19,220 664
InterContinental Hotels Group PLC 9,828 696
JD.com, Inc. - ADR 6,496 165
Komeri Co., Ltd. 11,400 236
K's Holdings Corp. 19,900 185
Kuaishou Technology(Æ)(Þ) 75,900 488
La Francaise des Jeux SAEM(Þ) 3,856 125
Lennar Corp. Class A 1,563 167
Leonardo DRS, Inc.(Æ) 30,571 583

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
852 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Li Auto, Inc. Class A(Æ) 5,500 93
Lojas Renner SA(Æ) 56,332 137
LVMH Moet Hennessy Louis Vuitton
SE - ADR
2,734 1,957
Mahindra & Mahindra, Ltd. 44,518 780
Makita Corp. 29,000 790
Maruti Suzuki India, Ltd. 2,117 264
McDonald's Corp. 567 149
MercadoLibre, Inc.(Æ) 203 252
Michelin (CGDE) 40,049 1,189
Midea Group Co., Ltd. Class A 12,281 89
Moncler SpA 10,751 559
Mr Price Group, Ltd. 8,055 58
Murata Manufacturing Co., Ltd. 17,700 294
Next PLC 15,420 1,294
Nidec Corp. 14,600 534
Nike, Inc. Class B 5,365 551
NVR, Inc.(Æ) 30 162
Omnicom Group, Inc. 1,814 136
O'Reilly Automotive, Inc.(Æ) 251 234
Oriental Holdings BHD 49,867 66
PDD Holdings, Inc. - ADR(Æ) 4,530 459
Pernod Ricard SA 2,043 363
Puma SE 9,587 540
Ryohin Keikaku Co., Ltd. 23,900 336
Sands China, Ltd.(Æ) 280,818 753
SEB SA 1,642 163
Service Corp. International 2,006 109
Spectris PLC 22,099 836
Subaru Corp. 9,500 163
Sumitomo Electric Industries, Ltd. 32,700 342
Sunny Optical Technology Group Co.,
Ltd.
21,000 177
Tencent Holdings, Ltd. 39,066 1,447
Tencent Holdings, Ltd. - ADR(Ñ) 11,968 443
TJX Cos., Inc. (The) 11,309 996
Toyoda Gosei Co., Ltd. 13,600 270
Toyota Industries Corp. 10,000 743
United Arrows, Ltd. 9,700 125
Universal Music Group NV 29,606 722
Walmart, Inc. 1,851 303
Walt Disney Co. (The)(Æ) 1,648 134
Weichai Power Co., Ltd. Class H 156,000 233
Wolters Kluwer NV 1,262 162
Xebio Holdings Co., Ltd. 12,800 82
XPeng, Inc. - ADR(Æ)(Ñ) 10,589 153
XPeng, Inc. Class A(Æ) 6,200 45
Yamada Holdings Co., Ltd. 88,600 280
40,986
Consumer Staples - 3.0%
Adecoagro SA 85,933 907
Altria Group, Inc. 2,753 111
Archer-Daniels-Midland Co. 3,142 225
Astarta Holding PLC(Ñ) 17,362 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barry Callebaut AG 62 94
BIM Birlesik Magazalar AS 12,683 123
British American Tobacco PLC 4,731 141
Campbell Soup Co. 3,019 122
Carrefour SA 7,754 136
Casey's General Stores, Inc. 567 154
China Mengniu Dairy Co., Ltd.(Æ) 105,000 346
Chocoladefabriken Lindt & Spruengli
AG
16 275
CK Hutchison Holdings, Ltd. Class B 87,500 441
Clorox Co. (The) 928 109
Coca-Cola Co. (The) 4,819 272
Colgate-Palmolive Co. 1,771 133
Conagra Brands, Inc. 4,314 118
CP ALL PCL 253,100 389
CVS Health Corp. 3,880 268
Dino Polska SA(Æ)(Þ) 4,502 427
First Pacific Co., Ltd. 426,000 162
First Resources, Ltd. 245,797 271
Flowers Foods, Inc. 4,941 108
General Mills, Inc. 2,005 131
Genting Plantations Bhd 48,600 55
Golden Agri-Resources, Ltd. 3,905,400 770
GS Holdings Corp. 4,583 134
Haleon PLC 215,870 864
Heineken NV 6,998 629
Henkel AG & Co. KGaA 2,776 175
Imperial Tobacco Group PLC 5,617 120
JM Smucker Co. (The) 1,080 123
Kao Corp. 25,900 942
Kato Sangyo Co., Ltd. 4,200 118
Kellanova 1,879 95
Kenvue, Inc. 7,703 143
Kimberly-Clark Corp. 1,603 192
Kirin Holdings Co., Ltd. 80,000 1,122
Koninklijke Ahold Delhaize NV 4,689 139
Kraft Heinz Co. (The) 3,366 106
Kroger Co. (The) 2,837 129
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
L'Oreal SA 402 169
Mondelez International, Inc. Class A 2,470 163
Morinaga Milk Industry Co., Ltd. 10,426 407
Nomad Foods, Ltd.(Æ) 53,190 735
PepsiCo, Inc. 6,102 996
Philip Morris International, Inc. 2,238 199
Procter & Gamble Co. (The) 3,823 574
Royal Unibrew A/S 5,783 418
Tsingtao Brewery Co., Ltd. Class H 72,000 545
Tyson Foods, Inc. Class A 1,788 83
Unilever PLC 6,036 286
Walgreens Boots Alliance, Inc. 7,017 148
WH Group, Ltd.(Þ) 317,000 189
WK Kellogg Co. 469 5
Yifeng Pharmacy Chain Co., Ltd.
Class A
64,680 291

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 853
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
16,650
Energy - 2.0%
AltaGas, Ltd. - ADR 5,744 107
Cenovus Energy, Inc. 47,799 911
Chevron Corp. 2,185 318
China Shenhua Energy Co., Ltd. Class
H
47,000 145
Exxon Mobil Corp. 4,600 487
Fission Uranium Corp.(Æ) 283,216 190
Gazprom PJSC(Æ)(Š) 332,583 —
Green Plains, Inc.(Æ) 24,474 719
Japan Petroleum Exploration Co., Ltd. 5,300 183
Kinder Morgan, Inc. 7,036 114
Lukoil PJSC(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 21,269 865
OX2 Group AB(Æ) 37,582 152
Petroleo Brasileiro SA - ADR 53,379 801
Range Resources Corp. 17,776 637
Reliance Industries, Ltd. 28,510 786
Rubis SCA 6,466 141
Saudi Arabian Oil Co.(Þ) 60,453 537
Schlumberger NV 16,681 929
Schneider Electric SE 963 148
Shell PLC 6,719 216
Sinopec Engineering Group Co., Ltd.
Class H
125,000 62
SM Energy Co. 14,712 593
Southwestern Energy Co.(Æ) 103,765 740
Targa Resources Corp. 3,840 321
Teck Resources, Ltd. Class B 14,826 524
TotalEnergies SE 3,977 266
Tullow Oil PLC(Æ) 213,313 86
10,978
Financial Services - 14.1%
ABN AMRO Bank NV(Þ) 36,959 497
Advance Residence Investment Corp.
(ö)
95 206
Aedifica SA(ö) 1,534 84
Aflac, Inc. 3,357 262
AIA Group, Ltd. 77,400 674
Air Lease Corp. Class A 31,175 1,080
Akbank TAS 194,745 205
Al Rajhi Bank 9,717 174
Aldar Properties PJSC 99,329 141
Allianz SE 764 179
Allstate Corp. (The) 1,249 160
Alpha Services and Holdings SA(Æ) 244,148 365
Amadeus IT Group SA Class A 5,523 316
American Express Co. 884 129
American Tower Corp.(ö) 1,117 199
Americold Realty Trust, Inc.(ö) 16,095 422
Arch Capital Group, Ltd.(Æ) 2,981 258
ARGAN SA(ö) 1,319 90
Assicurazioni Generali SpA 6,918 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assurant, Inc. 935 139
AvalonBay Communities, Inc.(ö) 707 117
Axis Capital Holdings, Ltd. 16,940 967
Baloise Holding AG 879 126
Banco Bradesco SA - ADR 140,690 393
Bank Central Asia Tbk PT 1,201,922 663
Bank Mandiri Persero Tbk PT 2,492,492 893
Bank of America Corp. 26,193 690
Bank of Hawaii Corp.(Ñ) 1,874 93
Bank of Ireland Group PLC 88,187 789
Bank of New York Mellon Corp. (The) 3,102 132
Bank Rakyat Indonesia Persero Tbk PT 1,485,264 464
BDO Unibank, Inc. 198,882 448
Berkshire Hathaway, Inc. Class B(Æ) 2,537 866
Big Yellow Group PLC(ö) 5,797 67
BlackRock, Inc. Class A 207 127
BNP Paribas SA 8,533 490
Boardwalk Real Estate Investment
Trust(ö)
7,250 339
Camden Property Trust(ö) 4,660 396
CapitaLand Ascendas REIT(ö) 38,700 74
CapitaLand Integrated Commercial
Trust Class A(ö)
62,000 80
Capitaland Investment, Ltd. 107,100 231
Catena AB 4,632 153
CBRE Group, Inc. Class A(Æ) 2,668 185
Charles Schwab Corp. (The) 13,984 728
Charter Hall Group - ADR(ö) 26,764 149
China Construction Bank Corp. Class
H
697,694 395
China International Capital Corp., Ltd.
Class H(Þ)
52,000 83
China Resources Land, Ltd. 48,000 180
Chubb, Ltd. 1,269 272
CITIC Securities Co., Ltd. Class H 101,750 200
Citigroup, Inc. 10,710 423
CK Asset Holdings, Ltd. 34,000 170
Clarivate PLC(Æ) 119,920 765
CME Group, Inc. Class A 9,752 2,082
Cofinimmo SA(ö) 945 59
Commerce Bancshares, Inc. 2,408 106
Country Garden Services Holdings
Co., Ltd.
301,000 263
Covivio(ö) 1,264 54
Credicorp, Ltd. 1,316 164
Credit Saison Co., Ltd. 24,000 359
Crown Castle, Inc.(ö) 799 74
Dai-ichi Life Holdings, Inc. 27,200 571
Daiwa Office Investment Corp.(ö) 22 96
Dexus(ö) 40,136 167
Digital Realty Trust, Inc.(ö) 8,991 1,118
DNB Bank ASA 7,554 136
Equinix, Inc.(ö) 1,223 892
Equities AB 23,146 423
Equity Commonwealth(ö) 60,550 1,147
Equity Residential(ö) 1,941 107
Essex Property Trust, Inc.(ö) 2,002 428

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
854 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Etalon Group PLC - GDR(Æ)(Š)(Þ) 185,343 —
Eurobank Ergasias SA(Æ) 135,894 222
Eurocommercial Properties NV(ö) 3,203 69
Extra Space Storage, Inc.(ö) 4,482 464
EZCORP, Inc. Class A(Æ) 95,860 786
Federal Agricultural Mortgage Corp.
Class C
3,925 583
Fidelis Insurance Holdings, Ltd.(Æ) 56,155 794
Fidelity National Financial, Inc. 3,312 129
First American Financial Corp. 2,298 118
Frasers Centrepoint Trust(ö) 45,400 69
Globe Life Inc. 1,420 165
Goldman Sachs Group, Inc. (The) 529 161
Goodman Group(ö) 12,381 164
Grupo Financiero Banorte SAB de CV
Class O
29,323 238
Hachijuni Bank, Ltd. (The) 78,400 445
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386 230
Hana Financial Group, Inc. 6,667 195
Hankook Technology Group Co., Ltd. 18,367 167
Hannover Rueck SE 709 156
Hanover Insurance Group, Inc. (The) 1,181 138
Hartford Financial Services Group, Inc. 2,282 168
HDFC Bank, Ltd. 96,051 1,705
HDFC Bank, Ltd. - ADR 9,910 560
Healthcare Realty Trust, Inc.(ö) 23,464 337
Highwoods Properties, Inc.(ö) 6,178 111
Hirogin Holdings, Inc. 47,700 302
Hokuhoku Financial Group, Inc. 19,600 228
Host Hotels & Resorts, Inc.(ö) 6,533 101
HSBC Holdings PLC 62,809 453
ICICI Bank, Ltd. 23,663 260
ICICI Bank, Ltd. - ADR 56,528 1,254
Industrial & Commercial Bank of
China, Ltd. Class H
617,000 297
Ingenia Communities Group(ö) 38,677 97
Intercontinental Exchange, Inc. 1,321 142
Invincible Investment Corp.(ö) 395 152
Invitation Homes, Inc.(ö) 37,005 1,099
Iron Mountain, Inc.(ö) 2,938 174
Itau Unibanco Holding SA - ADR(Æ) 34,206 182
Japan Retail Fund Investment Corp.(ö) 314 202
Jio Financial Services, Ltd.(Æ) 23,352 62
Jones Lang LaSalle, Inc.(Æ) 1,088 139
JPMorgan Chase & Co. 4,224 587
Kasikornbank PCL 34,500 126
KB Financial Group, Inc. 6,783 259
KE Holdings, Inc. - ADR 37,305 549
Kemper Corp. 37,452 1,494
Kenedix Office Investment Corp. Class
A(ö)
224 234
Kimco Realty Corp.(ö) 24,993 448
Klepierre SA - GDR(ö) 13,737 334
Korean Reinsurance Co. 23,301 153
Lamar Advertising Co. Class A(ö) 1,282 105
Land Securities Group PLC(ö) 28,551 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LEG Immobilien SE(Æ) 3,209 200
Link REIT(ö) 58,700 269
LiveRamp Holdings, Inc.(Æ) 25,906 717
London Stock Exchange Group PLC 8,620 867
Longfor Group Holdings, Ltd.(Þ) 219,000 321
LSR Group PJSC(Š) 33,861 —
LX Holdings Corp. 1,012 5
LXI REIT PLC(ö)(Þ) 51,929 54
M&T Bank Corp. 887 100
Mandatum OYJ(Æ) 3,103 12
Mapletree Logistics Trust(ö) 87,400 94
Marsh & McLennan Cos., Inc. 3,603 683
MasterCard, Inc. Class A 6,558 2,468
Medical Properties Trust, Inc.(Ñ)(ö) 10,925 52
Mid-America Apartment Communities,
Inc.(ö)
4,107 485
Mitsubishi Estate Co., Ltd. 111,899 1,429
Mitsubishi UFJ Financial Group, Inc. 64,500 542
Mitsui Fudosan Co., Ltd. 18,100 392
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö)
57 172
Morgan Stanley 1,729 122
Moscow Exchange MICEX-RTS
PJSC(Š)
182,429 —
NatWest Group PLC 283,395 616
Nippon Prologis REIT, Inc.(ö) 135 240
Nishi-Nippon Financial Holdings, Inc. 35,900 427
NMI Holdings, Inc. Class A(Æ) 14,268 390
NN Group NV 3,220 103
Nomura Real Estate Holdings, Inc. 7,700 179
Nordea Bank Abp 13,443 141
North Pacific Bank, Ltd. 85,200 218
Northern Trust Corp. 1,397 92
Parkway Life Real Estate Investment
Trust(Æ)(ö)
64,100 157
Perella Weinberg Partners 72,108 707
Ping An Insurance Group Co. of China,
Ltd. Class H
142,267 719
PNC Financial Services Group, Inc.
(The)
841 96
Popular, Inc. 4,026 262
Principal Financial Group, Inc. 2,364 160
Progressive Corp. (The) 1,600 253
Prologis, Inc.(ö) 14,808 1,492
PSP Swiss Property AG 959 118
Public Storage(ö) 1,916 457
Raymond James Financial, Inc. 1,214 116
Realty Income Corp.(ö) 24,844 1,177
RELX PLC 4,688 164
Resona Holdings, Inc. 132,500 709
Ringkjoebing Landbobank A/S 2,288 312
Safestore Holdings PLC(ö) 24,848 207
Sampo OYJ Class A 3,103 122
Saudi National Bank (The) 19,121 171
SBA Communications Corp.(ö) 1,875 391
Sberbank of Russia PJSC(Š) 334,627 —
Segro PLC(ö) 33,783 294

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 855
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simon Property Group, Inc.(ö) 8,832 971
Sirius Real Estate, Ltd. 79,953 78
Skandinaviska Enskilda Banken AB
Class A
12,102 135
SM Prime Holdings, Inc. 782,200 413
Spirit Realty Capital, Inc.(ö) 29,736 1,070
Sprott, Inc. 3,603 104
Stockland(ö) 96,619 219
Sumitomo Mitsui Financial Group, Inc. 24,400 1,172
Sumitomo Mitsui Trust Holdings, Inc. 22,700 845
Sun Communities, Inc.(ö) 5,502 612
Sun Hung Kai Properties, Ltd. 27,000 277
Svenska Handelsbanken AB Class A 14,034 120
Swedbank AB Class A 8,463 139
Swiss Life Holding AG 240 154
Swiss Prime Site AG Class A 1,455 135
Swiss Re AG 8,193 895
T Rowe Price Group, Inc. 1,150 104
TAG Immobilien AG(Æ) 11,753 128
Travelers Cos., Inc. (The) 955 160
Truist Financial Corp. 2,818 80
Turkiye Garanti Bankasi AS 134,287 225
UBS Group AG 7,141 167
UDR, Inc.(ö) 11,170 355
Unibail-Rodamco-Westfield(ö) 3,378 167
UNITE Group PLC (The)(ö) 4,548 48
United Urban Investment Corp.(ö) 101 102
US Bancorp 3,373 108
VICI Properties, Inc.(ö) 9,186 256
Visa, Inc. Class A 2,331 548
Vonovia SE 13,669 314
VTB Bank PJSC(Æ)(Š) 294,650,000 —
Warehouses De Pauw CVA(ö) 4,621 115
Welltower, Inc.(ö) 15,725 1,315
Weyerhaeuser Co.(ö) 5,076 146
Wharf Real Estate Investment Co., Ltd. 37,000 130
Willis Towers Watson PLC 5,413 1,277
WP Carey, Inc.(ö) 3,721 200
WR Berkley Corp. 2,116 143
Yellow Cake PLC(Æ)(Þ) 62,031 417
Yoma Strategic Holdings, Ltd.(Æ) 978,808 54
Yuanta Financial Holding Co., Ltd. 655,690 493
ZhongAn Online P&C Insurance Co.,
Ltd. Class H(Æ)(Þ)
185,714 513
Zurich Insurance Group AG 382 181
78,477
Health Care - 5.7%
Abbott Laboratories 2,502 237
AbbVie, Inc. 2,912 411
Alcon, Inc. 5,967 428
Amgen, Inc. 784 200
AstraZeneca PLC 9,652 1,206
Bangkok Dusit Medical Services PCL 565,100 417
Becton Dickinson & Co. 5,240 1,325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Biogen, Inc.(Æ) 479 114
Boston Scientific Corp.(Æ) 2,952 151
Bristol-Myers Squibb Co. 3,201 165
Cencora, Inc. Class A 832 154
Centene Corp.(Æ) 2,655 183
ChemoMetec A/S 1,608 67
Cigna Group (The) 1,311 405
Cooper Cos., Inc. (The) 1,759 548
Danaher Corp. 4,344 834
Elevance Health, Inc. 474 213
Eli Lilly & Co. 1,237 685
Encompass Health Corp. 2,456 154
Enovis Corp. Class W(Æ) 39,273 1,803
EssilorLuxottica SA 727 132
Eurofins Scientific SE 6,239 317
Fortrea Holdings, Inc.(Æ) 573 16
Gilead Sciences, Inc. 3,331 262
GSK Finance No. 3 PLC 9,762 174
H.U. Group Holdings, Inc. 5,100 86
Halozyme Therapeutics, Inc.(Æ) 20,200 684
HCA Healthcare, Inc. 573 130
Henry Schein, Inc.(Æ) 1,648 107
Innoviva, Inc.(Æ) 73,858 917
Japan Lifeline Co., Ltd. 20,800 158
Johnson & Johnson 8,212 1,218
Kyorin Pharmaceutical Co., Ltd. 37,000 436
Laboratory Corp. of America Holdings 573 114
Lonza Group AG 280 98
McKesson Corp. 368 168
Medipal Holdings Corp. 5,000 84
Medtronic PLC 16,269 1,148
Merck & Co., Inc. 4,223 434
Merck KGaA 2,083 314
Nippon Shinyaku Co., Ltd. 4,900 198
Novartis AG 3,825 357
Novo Nordisk A/S Class B 31,476 3,035
Pacira BioSciences, Inc.(Æ) 25,353 716
Pennant Group, Inc. (The)(Æ) 50,100 545
Pfizer, Inc. 9,564 292
Pharmaron Beijing Co., Ltd. Class A 118,350 541
Qiagen NV(Æ) 6,074 225
Quest Diagnostics, Inc. 933 121
Recordati SpA 3,154 146
Regeneron Pharmaceuticals, Inc.(Æ) 188 147
Roche Holding AG 2,145 560
Sandoz Group AG(Æ) 765 20
Sanofi - ADR 3,588 327
Sawai Group Holdings Co., Ltd. 10,400 332
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
15,749 616
Siemens Healthineers AG(Þ) 11,037 540
Straumann Holding AG 3,706 442
Stryker Corp. 558 151
Suzuken Co., Ltd. 12,600 385
Thermo Fisher Scientific, Inc. 450 200

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
856 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toho Holdings Co., Ltd. 13,800 310
UCB SA 1,830 134
United Therapeutics Corp.(Æ) 498 111
UnitedHealth Group, Inc. 3,586 1,921
Universal Health Services, Inc. Class B 1,003 126
Universal Vision Biotechnology Co.,
Ltd.
540 5
Vertex Pharmaceuticals, Inc.(Æ) 443 160
West Pharmaceutical Services, Inc. 1,149 366
WuXi AppTec Co., Ltd. Class H(Þ) 70,900 856
Zoetis, Inc. Class A 5,520 867
31,449
Materials and Processing - 5.9%
AddTech AB Class B 4,838 71
Air Liquide SA Class A 1,320 226
Air Products & Chemicals, Inc. 435 123
Aluminum Corp. of China, Ltd. Class A 230,300 196
Aluminum Corp. of China, Ltd. Class
H
480,000 257
Amcor PLC 12,264 109
Anglo American PLC 34,525 881
Anglogold Ashanti PLC(Ñ) 21,587 385
Anhui Conch Cement Co., Ltd. Class H 113,500 284
AptarGroup, Inc. 1,287 157
ArcelorMittal SA 38,254 845
Aris Mining Corp.(Æ) 51,834 129
Artemis Gold, Inc.(Æ) 80,314 295
Asahi Kasei Corp. 61,200 376
Atlas Arteria, Ltd. 96,349 327
Axalta Coating Systems, Ltd.(Æ) 6,946 182
Babcock International Group PLC(Æ) 202,108 965
Ball Corp. 2,138 103
Barrick Gold Corp. 23,290 372
BASF SE 1,381 64
Bear Creek Mining Corp.(Æ) 109,903 14
Brenntag SE 1,855 138
Cameco Corp. Class A 3,693 151
Carrier Global Corp. 12,696 605
CCR SA 26,498 63
Celanese Corp. Class A 1,066 122
Cemex SAB de CV - ADR(Æ) 25,537 152
Chr Hansen Holding A/S 2,230 152
Copart, Inc.(Æ) 5,344 233
Daqo New Energy Corp. - ADR(Æ) 5,026 128
Dundee Corp. Class A(Æ) 33,422 25
DuPont de Nemours, Inc. 2,069 151
Ecovyst, Inc.(Æ) 75,307 693
EMS-Chemie Holding AG 200 136
Equinox Gold Corp.(Æ) 103,856 455
ERO Copper Corp.(Æ) 23,289 316
First Quantum Minerals, Ltd. 25,207 292
Freeport-McMoRan, Inc. 12,298 415
Fresnillo PLC 19,267 130
Gabriel Resources, Ltd.(Æ) 664,169 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geberit AG 1,314 613
Givaudan SA 57 189
Gold Fields, Ltd. - ADR ,886 302
Gold Fields, Ltd. - ADR(Ñ) 24,245 316
Graphic Packaging Holding Co. 6,845 147
Harmony Gold Mining Co., Ltd. - ADR 156,606 703
IAMGOLD Corp.(Æ) 124,163 315
Impala Platinum Holdings, Ltd. 125,745 523
International Paper Co. 3,150 106
International Tower Hill Mines, Ltd.
(Æ)
104,920 41
Ivanhoe Electric, Inc.(Æ) 1,153 12
Ivanhoe Mines, Ltd. Class A(Æ) 75,288 555
Johnson Controls International PLC 2,119 104
K+S AG 14,342 241
Kuraray Co., Ltd. 26,400 301
LG Chem, Ltd. 391 129
Linde PLC 2,757 1,054
Lintec Corp. 16,200 267
Lizhong Sitong Light Alloys Group
Co., Ltd.(Æ)
31,400 96
LKQ Corp. 2,576 113
Lotte Chemical Corp. 2,270 248
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 28
LyondellBasell Industries NV Class A 1,791 162
MHP SE - GDR(Æ)(Þ) 69,777 215
Muyuan Foods Co., Ltd. Class A 27,574 142
Newmont Corp.(Æ) 31,593 1,211
NexGen Energy, Ltd.(Æ) 25,692 155
Nine Dragons Paper Holdings, Ltd. 237,000 135
Nippon Shokubai Co., Ltd. 10,300 381
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827 97
NovaGold Resources, Inc.(Æ) 65,350 230
Novozymes A/S Class B 36,775 1,653
Oji Holdings Corp. 31,600 135
Pack Corp. (The) 3,000 66
Packaging Corp. of America 1,952 299
Pan American Silver Corp. 19,464 284
Perpetua Resources Corp.(Æ) 31,042 112
Polyus PJSC(Š) 4,869 —
PPG Industries, Inc. 1,131 139
Promotora y Operadora de
Infraestructura SAB de CV
14,183 116
Reliance Steel & Aluminum Co. 914 232
Rengo Co., Ltd. 22,300 148
Rio Tinto PLC 2,990 191
Royal Gold, Inc. 5,595 584
Sandstorm Gold, Ltd. 15,008 68
Seabridge Gold, Inc.(Æ) 33,253 364
Sealed Air Corp. 2,689 83
Sherwin-Williams Co. (The) 3,156 752
Shin-Etsu Chemical Co., Ltd. 22,100 661
Siemens AG 1,182 156
SmartRent, Inc.(Æ)(Ñ) 151,344 365

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sociedad Quimica y Minera de Chile
SA - ADR
2,550 123
Symrise AG 1,259 128
Taiheiyo Cement Corp. 14,300 245
Ternium SA - ADR 4,404 165
Toagosei Co., Ltd. 17,900 164
Toray Industries, Inc. 141,000 690
Toyo Ink SC Holdings Co., Ltd. 9,400 160
Trane Technologies PLC 794 151
Tronox Holdings PLC Class A 144,921 1,549
Trusco Nakayama Corp. 11,800 178
UltraTech Cement, Ltd. 1,991 202
UPM-Kymmene OYJ 4,217 142
Vale SA Class B - ADR 62,505 857
Western Copper & Gold Corp.(Æ)(Ñ) 31,468 39
Westrock Co. 3,473 125
Wheaton Precious Metals Corp. 18,717 791
Yara International ASA 3,252 106
Zijin Mining Group Co., Ltd. Class H 394,000 612
32,890
Producer Durables - 8.1%
3M Co. 2,372 216
Aalberts Industries NV 6,649 208
Aena SME SA(Þ) 3,770 546
Aeroports de Paris 1,431 161
Airbus Group SE 5,288 707
Airtac International Group 20,000 654
Allfunds Group PLC 45,625 234
Amphenol Corp. Class A 1,735 140
Arcosa, Inc. 21,439 1,481
Auckland International Airport, Ltd. 27,861 119
Automatic Data Processing, Inc. 526 115
Avery Dennison Corp. 818 142
BAE Systems PLC 13,908 187
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
136,000 50
Booz Allen Hamilton Holding Corp.
Class A
1,324 159
Bouygues SA - ADR 4,039 142
CAE, Inc.(Æ) 23,988 501
Canadian National Railway Co. 3,952 418
Caterpillar, Inc. 761 172
Cellnex Telecom SA(Þ) 1,287 38
CH Robinson Worldwide, Inc. 1,739 142
Charoen Pokphand Foods PCL 436,600 227
China Communications Services Corp.,
Ltd. Class H
556,886 229
Cintas Corp. 422 214
Contemporary Amperex Technology
Co., Ltd. Class A
8,200 208
CSX Corp. 33,782 1,008
Cummins, Inc. 963 208
Danone SA 20,660 1,231
DL E&C Co., Ltd. 11,454 293
Dover Corp. 991 129
Eaton Corp. PLC 44 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eiffage SA 1,422 129
Emerson Electric Co. 1,447 129
Epiroc AB Class A 21,138 348
Equifax, Inc. 3,604 611
Evergreen Marine Corp. Taiwan, Ltd. 35,000 116
EXEO Group, Inc. 17,100 355
Expeditors International of Washington,
Inc.
1,227 134
Experian PLC 4,117 125
FedEx Corp. 735 177
Flughafen Zurich AG 1,526 285
Fortive Corp. 2,075 135
Fukuda Corp. 2,600 84
General Dynamics Corp. 774 187
Getlink SE 32,914 531
Graco, Inc. 8,453 629
Grupo Aeroportuario del Pacifico SAB
de CV Class B
12,508 146
Grupo Aeroportuario del Sureste SAB
de CV Class B
18,640 402
Guangshen Railway Co., Ltd. Class
H(Æ)
724,000 130
Hi Sun Technology China, Ltd.(Æ) 864,000 57
Hillman Solutions Corp.(Æ) 60,088 394
Honeywell International, Inc. 1,152 211
Huntington Ingalls Industries, Inc. 591 130
ICF International, Inc. 5,747 728
Illinois Tool Works, Inc. 620 139
Infrastrutture Wireless Italiane SpA(Þ) 6,342 69
InterGlobe Aviation, Ltd.(Æ)(Þ) 6,843 202
International Seaways, Inc. 12,264 590
Intertek Group PLC 7,361 344
Iriso Electronics Co., Ltd. 6,100 144
Janus International Group, Inc.(Æ) 88,936 832
JB Hunt Transport Services, Inc. 828 142
JGC Holdings Corp. 19,300 238
Jiangsu Expressway Co., Ltd. Class H 162,000 147
JTEKT Corp. 68,100 560
Kamigumi Co., Ltd. 9,400 191
Kerry Group PLC Class A 4,769 369
Knight-Swift Transportation Holdings,
Inc.
2,858 140
Kone OYJ Class B 6,121 265
L3Harris Technologies, Inc. 593 106
Landstar System, Inc. 974 161
Larsen & Toubro, Ltd. 7,664 270
Localiza Rent a Car SA(Æ) 36,970 373
Manitowoc Co., Inc. (The)(Æ) 30,795 394
Mettler-Toledo International, Inc.(Æ) 463 456
Mitsubishi Corp. 3,200 149
Mitsubishi Electric Corp. 56,300 630
Mitsui & Co., Ltd. 2,200 81
Moody's Corp. 5,056 1,557
Nestle SA 18,671 2,014
NH Foods, Ltd. 10,300 309
Norfolk Southern Corp. 557 106
Northrop Grumman Corp. 322 152

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
858 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NSK, Ltd. 160,100 862
Obayashi Corp. 20,500 176
One 97 Communications, Ltd.(Æ) 13,989 155
Orient Overseas International, Ltd. 12,047 152
OSG Corp. 15,400 176
Otis Worldwide Corp. 8,665 669
PACCAR Financial Corp. 2,370 196
Pacific Basin Shipping, Ltd. 1,005,000 292
Parker-Hannifin Corp. 470 173
Poste Italiane SpA(Þ) 13,002 129
Pyeong Hwa Automotive Co., Ltd. 8,879 59
Randstad NV 2,365 122
Regal Rexnord Corp. 1,111 132
Republic Services, Inc. Class A 630 94
Rumo SA 60,558 268
Ryanair Holdings PLC - ADR(Æ) 10,011 878
S&P Global, Inc. 2,574 899
Samsung Engineering Co., Ltd.(Æ) 20,542 364
Sandvik AB 25,800 439
Schindler Holding AG 1,837 362
Schneider National, Inc. Class B 6,332 160
Seiko Epson Corp. 20,500 285
Seino Holdings Co., Ltd. 23,100 336
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000 127
Shanghai International Airport Co., Ltd.
Class A(Æ)
26,119 133
SkyWest, Inc.(Æ) 1,777 75
Snap-on, Inc. 626 161
Sohgo Security Services Co., Ltd. 32,000 188
Spirax-Sarco Engineering PLC 2,871 286
Stabilus SE 1,760 112
Stanley Electric Co., Ltd. 19,500 311
Sumitomo Heavy Industries, Ltd. 12,000 274
Suofeiya Home Collection Co., Ltd.
Class A
66,400 164
Techtronic Industries Co., Ltd. 116,000 1,052
Teledyne Technologies, Inc.(Æ) 308 115
Transurban Group - ADR(Æ) 79,323 599
TreeHouse Foods, Inc.(Æ) 44,441 1,853
Trelleborg AB Class B 21,540 546
Union Pacific Corp. 1,659 344
United Parcel Service, Inc. Class B 806 114
V2X, Inc.(Æ) 16,892 863
Veralto Corp.(Æ) 3,569 246
Vinci SA 3,430 379
Waste Management, Inc. 933 153
Weir Group PLC (The) 64,173 1,337
West Japan Railway Co. 8,600 328
Westinghouse Air Brake Technologies
Corp.
1,348 143
WW Grainger, Inc. 234 171
Yamato Holdings Co., Ltd. 9,800 163
45,206
Technology - 9.6%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Accenture PLC Class A 2,955 878
Adobe, Inc.(Æ) 1,890 1,006
Alchip Technologies, Ltd. 6,000 493
Allegion PLC 4,281 421
Alphabet, Inc. Class A(Æ) 23,164 2,874
Alphabet, Inc. Class C(Æ) 14,422 1,807
Alps Alpine Co., Ltd. 18,800 154
Amdocs, Ltd. 1,777 142
America Movil SAB de CV - ADR 7,955 132
Analog Devices, Inc. 1,161 183
Ansys, Inc.(Æ) 847 236
Apple, Inc. 21,482 3,668
Arrow Electronics, Inc.(Æ) 1,129 128
ASML Holding NV 949 571
Assa Abloy AB Class B 59,167 1,261
Autodesk, Inc.(Æ) 2,343 463
AutoStore Holdings, Ltd.(Æ)(Þ) 106,353 117
Avnet, Inc. 3,370 156
Baidu, Inc. - ADR(Æ) 2,308 242
Baidu, Inc. Class A(Æ) 19,650 258
BE Semiconductor Industries NV 4,255 440
Bechtle AG 10,246 456
CACI International, Inc. Class A(Æ) 549 178
Cars.com, Inc.(Æ) 37,663 574
CDW Corp. 733 147
Cisco Systems, Inc. 7,017 366
Cognizant Technology Solutions Corp.
Class A
3,059 197
Corning, Inc. 5,323 142
Cosel Co., Ltd. 12,200 91
Denison Mines Corp.(Æ) 57,171 92
Eizo Corp. 5,100 164
en Japan, Inc. 17,800 266
FANUC Corp. 22,200 569
Fiserv, Inc.(Æ) 1,357 154
Fortnox AB 42,741 170
Global Unichip Corp. 4,000 178
Hewlett Packard Enterprise Co. 9,799 151
HP, Inc. 7,371 194
Infineon Technologies AG - ADR 23,806 692
Infosys, Ltd. - ADR 67,008 1,100
Intel Corp. 14,974 547
International Business Machines Corp. 1,032 149
Juniper Networks, Inc. 4,211 113
KBR, Inc. 15,473 900
Keyence Corp. 2,800 1,084
Leidos Holdings, Inc. 1,291 128
LG Corp. Class H 6,237 357
Mabuchi Motor Co., Ltd. 10,300 294
MediaTek, Inc. 15,000 395
Meta Platforms, Inc. Class A(Æ) 1,774 534
Micron Technology, Inc. 2,226 149
Microsoft Corp. 20,518 6,937
Motorola Solutions, Inc. 649 181
MSCI, Inc. Class A 1,563 737

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NAVER Corp. 1,736 243
Ooma, Inc.(Æ) 36,523 398
Oracle Corp. 10,376 1,073
Parade Technologies, Ltd. 20,000 660
PlayAGS, Inc.(Æ) 69,646 497
Qorvo, Inc.(Æ) 1,724 151
Roper Technologies, Inc. 302 148
Samsung Electronics Co., Ltd. 64,554 3,219
Samsung SDI Co., Ltd. 231 74
SAP SE - ADR 8,299 1,112
Signify NV(Þ) 38,455 997
SK Hynix, Inc. 20,145 1,760
Skyworks Solutions, Inc. 1,550 134
Softcat PLC 24,374 375
SS&C Technologies Holdings, Inc. 2,638 133
Swisscom AG 437 262
Taiwan Semiconductor Manufacturing
Co., Ltd.
196,000 3,229
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
22,806 1,968
Telkom Indonesia Persero Tbk PT 623,634 137
Texas Instruments, Inc. 1,056 150
Tokyo Electron, Ltd. 4,900 658
Trip.com Group, Ltd. - ADR(Æ) 21,141 719
Unimicron Technology Corp. 51,000 228
UT Group Co., Ltd.(Æ) 5,800 72
Vimeo, Inc.(Æ) 274,134 844
Will Semiconductor, Ltd. Class A 9,000 136
53,393
Utilities - 3.7%
Alliant Energy Corp. 5,286 258
American Water Works Co., Inc. 1,036 122
AT&T, Inc. 17,847 275
Atmos Energy Corp. 1,217 131
Avangrid, Inc. 3,155 94
Bharti Airtel, Ltd. 68,493 753
CenterPoint Energy, Inc. 4,922 132
Centrais Eletricas Brasileiras SA 98,234 679
CGN Power Co., Ltd. Class H(Þ) 2,392,000 576
Cheniere Energy, Inc. 3,353 558
China Yangtze Power Co., Ltd. Class A 184,400 569
CMS Energy Corp. 2,024 110
Consolidated Edison, Inc. 1,497 131
Deutsche Telekom AG 8,018 174
Dominion Energy, Inc. 6,172 249
DT Midstream, Inc. 5,592 302
DTE Energy Co. 1,059 102
Duke Energy Corp. 7,622 677
E.ON SE 13,569 161
Edison International 2,028 128
Emera, Inc. 3,592 118
Enagas SA 6,559 110
Enbridge, Inc. 5,687 182
Endesa SA - ADR 6,283 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel SpA 33,611 214
Energias de Portugal SA 33,121 140
ENN Energy Holdings, Ltd. 22,600 172
Entergy Corp. 4,494 430
Evergy, Inc. 1,705 84
Eversource Energy 1,588 85
Exelon Corp. 2,933 114
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
FirstEnergy Corp. 7,692 274
Fortum OYJ 83,164 990
Guangdong Investment, Ltd. 70,000 48
Hera SpA 16,895 47
Iberdrola SA 48,813 544
Inpex Corp. 7,900 116
Koninklijke KPN NV 56,811 191
Korea Electric Power Corp. 26,216 329
Korea Electric Power Corp. - ADR 11,267 69
Kosmos Energy, Ltd.(Æ) 190,566 1,380
KT Corp. 10,182 247
KT Corp. - ADR(Ñ) 77,547 937
LG Uplus Corp. 150,819 1,133
MEG Energy Corp. Class A(Æ) 5,003 99
MTN Group, Ltd. 29,257 143
National Fuel Gas Co. 2,892 147
National Grid PLC 72,414 861
NextEra Energy, Inc. 11,240 655
Pinnacle West Capital Corp. 1,571 116
PPL Corp. 6,667 164
Redeia Corp. SA 7,131 111
RusHydro PJSC(Š) 104,654,642 —
Scottish & Southern Energy PLC 16,294 324
Sempra Energy 1,768 124
Severn Trent PLC Class H 6,384 207
Snam Rete Gas SpA 30,484 140
Southern Co. (The) 8,055 542
TC Energy Corp. 3,298 114
Telenor ASA 15,238 156
Terna Rete Elettrica Nazionale SpA 17,132 131
T-Mobile USA, Inc. 923 133
Tokyo Gas Co., Ltd. 18,700 417
UGI Corp. 7,431 155
United Utilities Group PLC 10,219 132
Veolia Environnement SA 27,902 765
Verizon Communications, Inc. 11,622 408
WEC Energy Group, Inc. 1,388 113
Xcel Energy, Inc. 5,194 308
20,718
Total Common Stocks
(cost $333,279) 330,747
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
8.650% (Ÿ) 4,135 308

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
860 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.685% (Ÿ) 1,074 79
387
Consumer Staples - 0.1%
Henkel AG & Co. KGaA
2.564% (Ÿ) 3,745 270
Energy - 0.0%
Petroleo Brasileiro SA
10.087% (Ÿ) 28,988 200
Financial Services - 0.0%
Itau Unibanco Holding SA
5.027% (Ÿ) 38,303 204
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.353% (Ÿ) 3,168 160
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 12,020 38
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.526% (Ÿ) 11,870 474
Utilities - 0.0%
Raizen Energia SA
5.946% (Ÿ) 154,495 111
Total Preferred Stocks
(cost $1,824) 1,844
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Morgan Stanley Dec 2023
4,000.00 Put (64) USD 25,600 (ÿ) 237
Total Options Purchased
(cost $1,381) 237
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Localiza Rent a Car SA(Æ)
2023  Rights 271 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 10.5%
8x8, Inc.
0.500% due 02/01/24 (Þ) 1,263 1,215
Air Transport Services Group, Inc.
1.125% due 10/15/24 643 604
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 1,012 961
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aphria, Inc.
5.250% due 06/01/24 (Þ) 231 223
China Government International Bond
Series REGS
0.750% due 10/26/24 (Þ) 200 191
Crown European Holdings SA
Series REGS
2.625% due 09/30/24 (Þ) 100 104
DocuSign, Inc.
1.000% due 01/15/24 2,497 2,458
Ford Motor Credit Co. LLC
2.748% due 06/14/24 100 119
Greenbrier Cos., Inc.
2.875% due 02/01/24 649 633
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 1,096 1,068
Jazz Investments I, Ltd.
1.500% due 08/15/24 788 758
Kaman Corp.
3.250% due 05/01/24 2,380 2,308
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 1,270 1,202
LivePerson, Inc.
0.750% due 03/01/24 (Þ) 618 590
Lumentum Holdings, Inc.
0.250% due 03/15/24 39 38
MFA Financial, Inc.
6.250% due 06/15/24 2,594 2,575
NextEra Energy Partners, LP
8.741% due 06/15/24 (Þ) 1,594 1,513
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 669 347
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 (Þ) 230 224
Turning Point Brands, Inc.
2.500% due 07/15/24 1,679 1,612
U.S. Cash Management Fund(@) 31,292,488
(∞)
31,283
United States Treasury Notes
0.250% due 03/15/24 3,317 3,254
Viavi Solutions, Inc.
1.000% due 03/01/24 2,286 2,233
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,552 2,520
Zambia Government International
Bond
Series REGS
5.375% due 09/20/24 (~)(Æ)(Ê)
(Ø)(Þ) 200 108
Total Short-Term Investments
(cost $58,754) 58,141
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 5,629,552
(∞)
5,630

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Other Securities
(cost $5,630) 5,630
Total Investments - 96.8%
(identified cost $550,861) 538,212
Other Assets and Liabilities,
Net - 3.2%
17,521
Net Assets - 100.0%
555,733

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
862 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
15.5%
8x8, Inc. 05/26/23 1,263,000 97.96 1,237
1,215
ABN AMRO Bank NV 03/30/20 EUR 200,000 92.28 185
177
ABN AMRO Bank NV 03/22/23 EUR 36,959 16.33 603
497
Abu Dhabi Government International Bond 09/20/22 893,000 84.75 757
696
Abu Dhabi Government International Bond 11/02/22 200,000 67.55 135
122
Aena SME SA 04/27/20 EUR 3,770 128.02 483
546
Akbank TAS 07/10/18 200,000 97.20 194
192
Alcoa Nederland Holding BV 04/23/21 200,000 101.68 203
174
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.42 121
99
Alteryx, Inc. 03/29/21 1,012,000 96.01 972
961
Altice France Holding SA 01/23/20 EUR 307,000 109.01 335
143
Angola Government International Bond 09/20/22 528,000 81.10 428
410
Aphria, Inc. 10/16/23 231,000 97.54 225
223
Arbor Realty Trust, Inc. 06/09/23 1,045,000 97.44 1,018
993
Arcelik AS 08/05/21 EUR 200,000 119.49 239
195
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 09/13/21 EUR 100,000 118.54 119
78
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 08/10/17 GBP 484,000 130.19 630
412
Ashland, Inc. 11/22/21 401,000 84.73 340
307
Australia & New Zealand Banking Group, Ltd. 03/08/23 EUR 200,000 103.68 207
209
AutoStore Holdings, Ltd. 10/25/21 NOK 106,353 3.33 355
117
Azerbaijan Government International Bond 09/21/22 351,000 83.99 295
274
Bahrain Government International Bond 04/06/23 1,025,000 100.45 1,030
983
Banco BPM SpA 12/02/20 EUR 250,000 120.79 302
252
Banco BTG Pactual SA 05/05/21 200,000 97.59 195
184
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.32 116
95
Bank of Ireland Group PLC 04/11/22 EUR 200,000 101.24 202
189
BAWAG Group AG 04/18/18 EUR 200,000 123.75 247
171
Beauty Health Co. (The) 08/23/23 723,000 79.15 572
541
Berry Global, Inc. 12/12/19 EUR 370,000 109.11 404
352
Berry Global, Inc. 12/06/21 EUR 83,000 113.25 94
84
Bharti Airtel, Ltd. 10/22/18 200,000 97.61 195
195
Bilibili, Inc. 07/24/23 1,077,000 90.72 977
964
BNP Paribas SA 01/16/23 200,000 81.26 163
139
Braskem Netherlands Finance BV 02/08/23 203,000 100.00 203
175
Braskem Netherlands Finance BV 09/07/23 200,000 98.70 197
187
British Airways Pass-Through Trust 01/30/23 EUR 200,000 95.36 191
187
British Telecommunications PLC 09/13/23 200,000 82.75 166
161
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 03/10/17 EUR 300,000 117.19 352
317
CaixaBank SA 03/08/23 EUR 200,000 75.26 151
142
Canpack SA / Eastern PA Land Investment Holding LLC 01/08/21 EUR 200,000 109.23 218
177
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 102.66 334
253
Cellnex Telecom SA 01/13/21 EUR 400,000 107.28 429
311
Cellnex Telecom SA 08/11/23 EUR 1,287 40.02 52
38
Cemex SAB de CV 05/24/21 200,000 100.19 200
162
CGN Power Co., Ltd. 02/18/22 HKD 2,392,000 0.26 611
576
Chefs' Warehouse, Inc. 10/25/23 483,000 92.59 447
445
Chegg, Inc. 08/02/22 1,548,000 82.72 1,281
1,202
Chegg, Inc. 05/10/23 387,000 90.40 350
341
China Government International Bond 09/29/23 200,000 89.90 180
179
China Government International Bond 10/04/23 200,000 95.47 191
191
China International Capital Corp., Ltd. 09/11/23 HKD 52,000 1.91 99
83
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 11,800 22.44 265
133
Clearway Energy Operating LLC 02/01/22 261,000 87.19 228
204
Clearway Energy Operating LLC 04/03/23 100,000 84.46 84
76
Coinbase Global, Inc. 03/21/23 3,218,000 74.05 2,383
2,433
Cooperatieve Rabobank UA 04/01/20 EUR 200,000 85.96 172
175
Corp. Nacional del Cobre de Chile 09/05/23 300,000 99.89 300
279
Costa Rica Government International Bond 05/16/23 412,000 101.40 418
392
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.77 204
8
Crown European Holdings SA 06/18/18 EUR 200,000 114.34 229
203
Crown European Holdings SA 10/10/23 EUR 100,000 104.23 104
104
Cryoport, Inc. 04/20/23 751,000 81.65 613
590
DigitalOcean Holdings, Inc. 07/28/22 1,639,000 81.17 1,330
1,226

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 863
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Dino Polska SA 01/12/21 PLN 4,502 74.87 337
427
DNB Bank ASA 11/05/19 205,000 100.00 205
195
Dominican Republic Government International Bond 03/20/23 971,000 99.04 962
931
Ecuador Government International Bond 09/20/22 791,698 43.70 346
300
Ecuador Government International Bond 09/22/22 228,646 57.40 131
116
Egypt Government International Bond 09/20/22 1,111,000 64.51 717
633
El Salvador Government International Bond 08/03/23 150,000 69.94 105
118
El Salvaor Government International Bond 09/21/22 224,000 33.20 74
164
Electricite de France SA 04/24/18 GBP 300,000 135.51 407
336
Enel SpA 05/19/21 EUR 200,000 95.92 192
153
Energias de Portugal SA 05/03/22 EUR 100,000 84.57 85
81
Eskom Holdings SOC, Ltd. 10/06/22 200,000 85.47 171
175
Etalon Group PLC 12/18/18 185,343 — 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 109.70 110
97
Eurofins Scientific SE 03/09/23 EUR 100,000 105.58 106
104
Euronet Worldwide, Inc. 08/18/23 1,435,000 92.57 1,328
1,315
Export-Import Bank of India 09/20/22 316,000 81.37 257
242
Falabella SA 02/24/22 200,000 94.42 189
140
Faurecia SE 06/13/23 EUR 100,000 91.08 91
87
Fisker, Inc. 07/19/23 636,000 56.64 360
243
Fiverr International, Ltd. 01/10/23 1,460,000 87.95 1,284
1,251
FMG Resources (August 2006) Pty., Ltd. 08/22/23 50,000 83.23 42
40
Gabon Government International Bond 10/11/22 200,000 69.84 140
141
Gaci First Investment Co. 05/23/23 400,000 88.92 356
308
Galaxy Pipeline Assets Bidco, Ltd. 09/20/22 554,273 80.33 445
409
Ghana Government International Bond 09/20/22 703,000 39.72 279
300
Goodyear Europe BV 03/08/22 EUR 122,000 99.53 121
108
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
90
Graphic Packaging International LLC 02/13/23 EUR 200,000 96.48 193
181
Greenko Power II, Ltd. 01/25/22 185,500 98.80 183
155
Grifols Escrow Issuer SA 09/28/21 EUR 100,000 116.87 117
88
Grifols Escrow Issuer SA 02/09/22 EUR 284,000 108.99 310
250
Guatemala Government International Bond 10/19/22 318,000 90.57 288
287
Guatemala Government International Bond 06/06/23 401,000 100.00 401
370
GUSAP III, LP 05/03/23 200,000 93.42 187
178
Halyk Savings Bank of Kazakhstan JSC 12/10/21 18,386 11.93 219
230
Hanesbrands, Inc. 08/08/19 589,000 102.10 601
541
Hat Holdings I LLC 09/11/23 972,000 95.82 931
919
Hungary Government International Bond 12/09/22 361,000 62.67 226
193
Hungary Government International Bond 01/04/23 200,000 99.37 199
198
Hungary Government International Bond 07/19/23 459,000 102.20 469
455
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
96
Iliad SA 09/16/21 EUR 300,000 109.39 328
271
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
69
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 124.01 124
93
Infrastrutture Wireless Italiane SpA 10/03/23 EUR 120,000 98.27 118
118
InterGlobe Aviation, Ltd. 06/10/22 INR 6,843 23.26 159
202
Intesa Sanpaolo SpA 02/20/20 EUR 250,000 107.89 270
184
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
220
IQVIA, Inc. 04/04/22 EUR 276,000 92.67 256
245
Iron Mountain, Inc. 04/28/23 220,000 87.27 192
180
Iron Mountain, Inc. 06/13/23 109,000 91.10 99
95
Itau Unibanco Holding SA 01/12/21 200,000 99.75 199
185
Ivory Coast Government International Bond 09/20/22 129,263 91.40 118
115
Jordan Government International Bond 09/20/22 299,000 81.60 244
225
Jordan Government International Bond 04/04/23 46,000 98.90 45
43
Kazakhstan Government International Bond 09/20/22 282,000 84.27 238
232
KazMunayGas National Co. JSC 05/19/23 292,000 77.01 225
212
Khazanah Capital, Ltd. 07/17/23 404,000 99.93 404
372
Khazanah Global Sukuk Bhd 07/19/23 250,000 100.00 250
240
Klabin Austria GmbH 03/24/21 200,000 96.88 194
153
Koninklijke KPN NV 02/04/22 EUR 200,000 107.49 215
202
Kraft Heinz Foods Co. 01/11/22 GBP 200,000 145.62 291
231
KSA Sukuk, Ltd. 05/15/23 1,110,000 99.68 1,106
1,043
Kuaishou Technology 06/10/22 HKD 75,900 9.68 735
488

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
864 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
La Banque Postale SA 11/09/21 EUR 400,000 108.77 435
267
La Francaise des Jeux SAEM 05/06/22 EUR 3,856 36.17 139
125
Lagardere SA 11/23/21 EUR 100,000 112.57 113
104
Lebanon Government International Bond 10/31/22 1,578,000 6.74 106
99
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Levi Strauss & Co. 02/02/21 561,000 98.98 555
437
Liberty Latin America, Ltd. 11/16/22 1,270,000 95.66 1,215
1,202
LivePerson, Inc. 10/10/23 618,000 97.47 602
590
Longfor Group Holdings, Ltd. 04/21/23 HKD 219,000 2.33 510
321
Lorca Telecom Bondco SA 04/09/21 EUR 200,000 118.58 237
196
Lumentum Holdings, Inc. 06/01/23 703,000 79.50 559
490
LXI REIT PLC 07/01/22 GBP 51,929 1.74 90
54
Lyft, Inc. 01/09/23 1,457,000 92.67 1,350
1,329
Marks & Spencer PLC 01/08/20 GBP 467,000 117.02 546
524
Matterhorn Telecom SA 04/13/23 EUR 209,000 102.30 214
207
MDGH GMTN RSC, Ltd. 06/22/23 218,000 105.20 229
211
MDGH GMTN RSC, Ltd. 10/25/23 200,000 98.80 198
198
Medline Borrower, LP 09/30/21 306,000 91.78 281
258
Meritage Homes Corp. 07/28/23 100,000 89.33 89
84
MHP SE 03/10/17 69,777 9.68 676
215
Millicom International Cellular SA 03/08/22 200,000 91.86 184
151
Mongolia Government International Bond 06/13/23 205,000 83.62 171
171
Morocco Government International Bond 03/01/23 284,000 98.98 281
278
NAC Kazatomprom JSC 10/15/19 21,269 17.36 369
865
Netflix, Inc. 02/03/22 EUR 150,000 107.45 161
152
Network i2i, Ltd. 10/08/19 200,000 100.00 200
194
New Mountain Finance Corp. 06/23/23 1,979,000 101.05 2,000
1,981
Nexans SA 05/16/23 EUR 200,000 111.68 223
217
NextEra Energy Partners, LP 03/01/23 1,594,000 96.29 1,535
1,513
NextEra Energy, Inc. 10/13/23 692,000 84.72 586
587
Nigeria Government International Bond 09/20/22 521,000 69.61 363
391
Nigeria Government International Bond 02/16/23 400,000 83.79 335
350
Novelis Corp. 03/06/20 197,000 99.23 195
167
Novelis Corp. 11/22/21 81,000 91.52 74
63
NuVasive, Inc. 11/22/22 2,075,000 92.21 1,913
1,902
Ocado Group PLC 05/03/23 GBP 100,000 97.87 98
95
OI European Group BV 07/19/23 226,000 87.63 198
192
Olympus Water US Holding Corp. 11/12/21 EUR 110,000 112.10 123
84
Oman Government International Bond 09/20/22 836,000 103.18 863
844
Oman Government International Bond 09/20/22 200,000 90.11 180
184
Orbia Advance Corp. SAB de CV 05/04/22 200,000 84.40 169
148
Orsted A/S 06/09/22 GBP 100,000 98.43 98
75
Pakistan Government International Bond 09/20/22 302,000 42.49 128
148
Pakistan Government International Bond 03/22/23 220,000 40.91 90
116
Paraguay Government International Bond 06/28/23 620,000 99.34 616
572
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 99.16 99
88
Petroleos del Peru SA 09/20/22 416,000 64.29 267
228
Petronas Capital, Ltd. 09/20/22 448,000 85.91 385
349
Petronas Capital, Ltd. 10/31/23 200,000 59.25 119
117
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
189
Post Holdings, Inc. 02/11/20 52,000 100.05 52
44
Post Holdings, Inc. 02/24/21 246,000 95.92 236
199
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
129
Qatar Government International Bond 02/16/23 697,000 97.95 683
675
Qatar Government International Bond 02/28/23 200,000 95.06 190
164
Qatar Petroleum 09/20/22 329,000 84.77 279
257
Range Resources Corp. 09/01/23 182,000 90.29 164
162
Repay Holdings Corp. 01/09/23 2,559,000 83.35 2,133
2,032
Republic of Kenya Government International Bond 03/22/23 386,000 84.32 325
333
Republic of Serbia Government International Bond 01/19/23 271,000 97.82 265
255
Republic of Slovenia Government International Bond 09/12/23 236,000 99.34 234
224
Republic of Uzbekistan International Bond 10/05/23 200,000 98.90 198
199
Romania Government International Bond 01/05/23 250,000 99.47 249
246
Romania Government International Bond 01/05/23 298,000 99.95 298
296
Romania Government International Bond 01/10/23 156,000 97.22 152
151

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 865
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 05/17/23 16,000 106.59 17
16
Sappi Papier Holding GmbH 06/21/23 160,000 99.99 160
150
Saudi Arabian Oil Co. 10/17/22 SAR 60,453 7.86 475
537
Saudi Government International Bond 02/14/23 221,000 91.75 203
175
Sealed Air Corp. 01/26/21 400,000 103.48 414
352
Sealed Air Corp. 10/25/23 100,000 88.51 89
89
Senegal Government International Bond 09/20/22 200,000 70.92 142
132
Shimao Group Holdings, Ltd. 12/03/21 200,000 73.14 146
4
Siemens Healthineers AG 02/05/21 EUR 11,037 56.93 628
540
SIG Combibloc PurchaseCo SARL 02/15/21 EUR 200,000 124.49 249
203
Signify NV 06/10/22 EUR 38,455 31.31 1,204
997
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 86.70 98
87
Snap, Inc. 05/10/23 1,765,000 71.85 1,268
1,196
SoFi Technologies, Inc. 01/12/23 3,192,000 77.18 2,464
2,402
Solvay SA 10/26/21 EUR 200,000 118.87 238
195
SPCM SA 09/09/21 200,000 100.00 200
160
SPCM SA 11/17/21 200,000 99.30 199
177
Sri Lanka Government International Bond 09/20/22 669,000 100.00 669
347
Stem, Inc. 07/13/23 462,000 63.18 292
242
Stora Enso OYJ 03/13/17 200,000 112.92 226
200
Stora Enso OYJ 06/19/19 150,000 114.63 172
150
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.22 192
149
Taylor Morrison Communities, Inc. 04/29/22 255,000 92.07 235
214
Teladoc Health, Inc. 07/26/23 1,130,000 81.24 918
877
Telefonica Europe BV 10/04/21 EUR 200,000 110.99 222
165
Telenet Finance Luxembourg Notes SARL 06/12/23 200,000 93.02 186
179
TenneT Holding BV 06/09/22 EUR 100,000 102.65 103
100
TerraForm Power Operating LLC 01/28/20 307,000 102.49 315
259
TMNL Holding BV 09/13/23 EUR 200,000 94.70 189
183
Transnet SOC, Ltd. 01/30/23 200,000 100.00 200
189
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.28 199
193
Turk Telekomunikasyon AS 03/10/17 230,000 99.50 229
224
Turkiye Ihracat Kredi Bankasi AS 10/24/23 202,000 99.59 201
202
Ukraine Government International Bond 09/20/22 1,290,000 26.43 341
370
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
156
UnipolSai Assicurazioni SpA 12/21/20 EUR 200,000 133.32 267
181
United Kingdom Gilt 06/19/23 GBP 900,000 115.33 1,038
1,027
UPC Broadband Finco BV 01/21/22 200,000 100.69 201
160
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
86
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
88
Verallia SA 01/05/22 EUR 200,000 111.32 223
169
Vmed O2 UK Financing I PLC 10/15/21 GBP 308,000 138.59 427
291
Volvo Car AB 05/17/23 EUR 100,000 102.66 103
101
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.71 350
242
Wayfair, Inc. 08/04/23 1,171,000 88.17 1,032
995
Western Digital Corp. 04/14/20 2,552,000 99.22 2,532
2,520
WH Group, Ltd. 12/10/21 HKD 317,000 0.62 195
189
Wix.com, Ltd. 11/10/22 214,000 89.27 191
188
WuXi AppTec Co., Ltd. 06/11/21 HKD 70,900 14.79 1,049
856
Yellow Cake PLC 07/08/19 GBP 62,031 2.64 164
417
Zambia Government International Bond 10/10/22 200,000 100.00 200
108
ZF Finance GmbH 05/31/23 EUR 200,000 93.65 187
186
ZhongAn Online P&C Insurance Co., Ltd. 01/19/23 HKD 185,714 3.16 587
513
Ziggo Bond Co. BV 02/05/20 EUR 100,000 109.97 110 78
86,096

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
866 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 11 EUR 759 11/23
(15)
DAX Index Futures 3 EUR 1,115 12/23
(81)
Dow Jones U.S. Real Estate Index Futures 557 USD 16,242 12/23
(1,898)
EURO STOXX 50 Index Futures 18 EUR 733 12/23
(40)
FTSE 100 Index Futures 9 GBP 660 12/23
(29)
FTSE/MIB Index Futures 3 EUR 415 12/23
(15)
Hang Seng Index Futures 3 HKD 2,572 11/23
1
IBEX 35 Index Futures 3 EUR 271 11/23
(9)
MSCI Emerging Markets Index Futures 102 USD 4,688 12/23
(352)
MSCI Singapore Index Futures 496 SGD 13,489 11/23
(75)
OMXS30 Index Futures 11 SEK 2,286 11/23
(8)
S&P 500 E-Mini Index Futures 546 USD 114,995 12/23
(8,162)
S&P/TSX 60 Index Futures 4 CAD 908 12/23
(42)
SPI 200 Index Futures 32 AUD 5,426 12/23
(242)
TOPIX Index Futures 8 JPY 180,320 12/23
(54)
United States 2 Year Treasury Note Futures 623 USD 126,109 12/23
(549)
United States 5 Year Treasury Note Futures 89 USD 9,298 12/23
(149)
United States 10 Year Treasury Note Futures 1,068 USD 113,392 12/23
(4,027)
United States Treasury Ultra Bond Futures 3 USD 338 12/23 (46)
Short Positions
EURO STOXX 50 Index Futures 356 EUR 14,490 12/23
787
Euro-Bobl Futures 6 EUR 698 12/23
4
Euro-Bund Futures 1 EUR 129 12/23
2
FTSE 100 Index Futures 73 GBP 5,350 12/23
224
Hang Seng Index Futures 317 HKD 271,733 11/23
(82)
Russell 2000 E-Mini Index Futures 930 USD 77,581 12/23
9,605
S&P/TSX 60 Index Futures 2 CAD 454 12/23
21
TOPIX Index Futures 96 JPY 2,163,840 12/23 651
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,580)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Morgan Stanley Put 64 3,450.00 USD 22,080 12/15/23 (26)
Total Liability for Options Written (premiums received $611) (26)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 55 EUR 52 11/01/23 —
Bank of America USD 41 SEK 454 11/01/23 —
Bank of America SEK 27,322 USD 2,465 11/08/23 17
Bank of Montreal USD 998 AUD 1,550 12/20/23 (13)
Bank of Montreal USD 896 CAD 1,213 12/20/23 (21)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 867
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal DKK 6,388 USD 924 12/20/23 16
Bank of Montreal EUR 936 USD 1,009 12/20/23 16
Bank of Montreal GBP 1,213 USD 1,514 12/20/23 41
Bank of Montreal HKD 14,119 USD 1,808 12/20/23 2
Bank of Montreal JPY 157,471 USD 1,083 12/20/23 36
Bank of New York USD 997 AUD 1,550 12/20/23 (12)
Bank of New York USD 895 CAD 1,213 12/20/23 (20)
Bank of New York USD 5,323 NZD 9,021 11/08/23 (68)
Bank of New York DKK 6,388 USD 924 12/20/23 16
Bank of New York EUR 936 USD 1,009 12/20/23 16
Bank of New York GBP 1,213 USD 1,514 12/20/23 39
Bank of New York HKD 14,119 USD 1,808 12/20/23 2
Bank of New York JPY 157,471 USD 1,084 12/20/23 37
HSBC USD 999 AUD 1,550 12/20/23 (14)
HSBC USD 896 CAD 1,213 12/20/23 (21)
HSBC USD 2,804 NOK 31,247 11/08/23 (7)
HSBC DKK 6,388 USD 924 12/20/23 16
HSBC EUR 936 USD 1,009 12/20/23 17
HSBC GBP 1,213 USD 1,515 12/20/23 42
HSBC HKD 14,119 USD 1,808 12/20/23 2
HSBC JPY 157,471 USD 1,085 12/20/23 37
Northern Trust GBP 2,300 USD 2,853 12/20/23 56
Royal Bank of Canada USD 999 AUD 1,550 12/20/23 (14)
Royal Bank of Canada USD 896 CAD 1,213 12/20/23 (21)
Royal Bank of Canada USD 158 EUR 150 12/20/23 2
Royal Bank of Canada CAD 3,907 USD 2,849 11/08/23 32
Royal Bank of Canada DKK 6,388 USD 925 12/20/23 17
Royal Bank of Canada EUR 936 USD 1,010 12/20/23 17
Royal Bank of Canada GBP 1,213 USD 1,516 12/20/23 41
Royal Bank of Canada HKD 14,119 USD 1,808 12/20/23 2
Royal Bank of Canada JPY 369,433 USD 2,492 11/08/23 52
Royal Bank of Canada JPY 157,471 USD 1,085 12/20/23 38
State Street USD 44 CAD 60 11/08/23 —
State Street USD 458 CHF 413 11/08/23 (4)
State Street USD 2,870 EUR 2,736 11/08/23 26
State Street USD 5,339 GBP 4,419 11/08/23 33
State Street USD 72 JPY 10,717 11/08/23 (1)
State Street USD 2,453 SEK 27,322 11/08/23 (5)
State Street USD 70 SEK 778 12/20/23 —
State Street CHF 1,382 USD 1,563 12/20/23 36
State Street EUR 5,725 USD 6,149 12/20/23 77
State Street EUR 5,725 USD 6,149 12/20/23 78
State Street GBP 157 USD 190 11/08/23 —
State Street NZD 138 USD 80 11/08/23 —
UBS USD 1,000 AUD 1,550 12/20/23 (15)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
868 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 897 CAD 1,213 12/20/23 (22)
UBS CHF 7,559 USD 8,233 11/08/23 (82)
UBS DKK 6,388 USD 925 12/20/23 17
UBS EUR 936 USD 1,010 12/20/23 17
UBS GBP 1,213 USD 1,516 12/20/23 41
UBS HKD 14,119 USD 1,807 12/20/23 2
UBS JPY 157,471 USD 1,085 12/20/23 37
Westpac EUR 4,999 USD 5,310 11/08/23 19
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 652
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America $ — USD 34,000 (1.000%)
(2)
12/20/28
1,656 172 1,828
CDX NA High Yield Index Bank of America
$ —
USD 17,100 (5.000%)
(2)
12/20/28 (150) 164 14
Total Open Credit Indices - Purchase Protection Contracts 1,506 336 1,842
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 3.295% USD 243 5.000%
(2)
12/20/28
26 (7) 19
Altice France SA Morgan Stanley 8.705% EUR 213 5.000%
(2)
06/20/28
(27) — (27)
Anglo American PLC Morgan Stanley 1.806% EUR 30 5.000%
(2)
12/20/28
5 — 5
Arcelor Mittal Morgan Stanley 2.306% EUR 120 5.000%
(2)
12/20/28
17 (1) 16
Avis Budget Group, Inc. Morgan Stanley 4.630% USD 270 5.000%
(2)
12/20/28
11 (5) 6
Calpine Corp. Morgan Stanley 4.430% USD 223 5.000%
(2)
12/20/28
7 (1) 6
Cleveland-Cliffs, Inc. Morgan Stanley 2.808% USD 225 5.000%
(2)
12/20/28
17 5 22
CSC Holdings, LLC Morgan Stanley 17.335% USD 85 5.000%
(2)
12/20/27
(4) (23) (27)
Ford Motor Co. Morgan Stanley 2.686% USD 300 5.000%
(2)
12/20/28
29 2 31
Forvia Goldman Sachs 3.360% EUR 100 5.000%
(2)
12/20/28
8 — 8
General Motors Co. Morgan Stanley 2.057% USD 180 5.000%
(2)
12/20/28
26 (2) 24
Goodyear Tire & Rubber Co. Morgan Stanley 4.163% USD 478 5.000%
(2)
12/20/28
25 (6) 19
Macys, Inc. Morgan Stanley 4.570% USD 200 1.000%
(2)
12/20/28
(27) (2) (29)
Navient Corp. Morgan Stanley 4.588% USD 300 5.000%
(2)
12/20/28
11 (4) 7
Nokia OYJ Morgan Stanley 1.669% EUR 100 5.000%
(2)
12/20/28
19 (2) 17
Nordstrom, Inc. Morgan Stanley 6.261% USD 250 1.000%
(2)
12/20/28
(37) (13) (50)
NRG Energy, Inc. Morgan Stanley 3.014% USD 427 5.000%
(2)
12/20/28
24 14 38
Renault Morgan Stanley 1.623% EUR 100 1.000%
(2)
12/20/26
(3) 1 (2)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 869
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Rexel USA Morgan Stanley 2.379% EUR 250 5.000%
(2)
12/20/28
39 (6) 33
Stellantis NV Morgan Stanley 1.612% EUR 58 5.000%
(2)
12/20/28
11 (1) 10
Telecom Italia SpA Morgan Stanley 3.271% EUR 375 1.000%
(2)
12/20/28
(51) 12 (39)
Thyssenkrupp AG Morgan Stanley 0.967% EUR 150 1.000%
(2)
06/20/26
(3) 3 —
Valeo SA Morgan Stanley 3.197% EUR 200 1.000%
(2)
12/20/28
(17) (3) (20)
Virgin Media Finance PLC Morgan Stanley 4.750% EUR 219 5.000%
(2)
12/20/28
2 2 4
Volvo JPMorgan Chase 2.927% EUR 100 5.000%
(2)
12/20/28 13 (3) 10
Total Open Corporate Issues - Sell Protection Contracts 121 (40) 81
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley $ — USD 5,770 5.000%
(2)
12/20/28
68 (70) (2)
CDX NA High Yield Index Morgan Stanley $ — USD 539 5.000%
(2)
12/20/26
19 (1) 18
iTraxx Europe Series 33 Morgan Stanley
$ —
EUR 75 5.000%
(2)
12/20/28 11 (4) 7
Total Open Credit Indices - Sell Protection Contracts 98 (75) 23
Total Open Credit Default Swap Contracts (å) 1,725 221 1,946
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 78,205 $ —
$ —
$ 78,205 14 .1
International Debt — 46,883 —
—
46,883 8 .4
Non-US Bonds — 11,154 —
—
11,154 2 .0
United States Government Treasuries — 5,371 —
—
5,371 1 .0
Common Stocks
Consumer Discretionary 13,779 27,207 —
—
40,986 7 .4
Consumer Staples 6,349 10,301 —
—
16,650 3 .0
Energy 7,391 3,587 —
—
10,978 2 .0
Financial Services 43,967 34,510 —
—
78,477 14 .1
Health Care 18,523 12,926 —
—
31,449 5 .7
Materials and Processing 18,423 14,467 —
—
32,890 5 .9
Producer Durables 21,922 23,284 —
—
45,206 8 .1
Technology 32,221 21,172 —
—
53,393 9 .6

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
870 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Utilities 10,699 10,019 —
—
20,718 3 .7
Preferred Stocks 553 1,291 — — 1,844 0 .3
Options Purchased 237 — — — 237 —
*
Warrants and Rights — — — — — —
*
Short-Term Investments — 26,858 — 31,283 58,141 10 .5
Other Securities — — — 5,630 5,630 1 .0
Total Investments 174,064 327,235 — 36,913 538,212 96 .8
Other Assets and Liabilities, Net
3 .2
100 .0
Other Financial Instruments
Assets
Futures Contracts 11,295 — — — 11,295 2 .0
Foreign Currency Exchange Contracts — 992 — — 992 0 .2
Credit Default Swap Contracts — 2,142 — — 2,142 0 .4
A
Liabilities
Futures Contracts (15,875) — — — (15,875) (2 .9)
Options Written (26) — — — (26) (—)
*
Foreign Currency Exchange Contracts — (340) — — (340) (0.1)
*
Credit Default Swap Contracts — (196) — — (196) (—)
*
Total Other Financial Instruments
**
$ (4,606) $ 2,598 $ — $ — $ (2,008)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2023, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
410
Argentina ............................................................................................
437
Australia .............................................................................................
2,163
Austria ................................................................................................
171
Azerbaijan ..........................................................................................
274
Bahrain ...............................................................................................
983
Belgium ..............................................................................................
765
Bermuda .............................................................................................
794
Brazil ..................................................................................................
8,780

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 871
Amounts in thousands
Country Exposure
Fair Value
$
Burkina Faso ......................................................................................
315
Canada ................................................................................................
9,016
Cayman Islands ..................................................................................
45
Chile ...................................................................................................
1,653
China ..................................................................................................
21,963
Colombia ............................................................................................
1,264
Costa Rica ..........................................................................................
392
Cyprus ................................................................................................
95
Denmark .............................................................................................
5,711
Dominican Republic ..........................................................................
931
Ecuador ..............................................................................................
415
Egypt ..................................................................................................
633
El Salvador .........................................................................................
282
Finland ...............................................................................................
2,023
France .................................................................................................
12,656
Gabon .................................................................................................
142
Germany .............................................................................................
7,654
Ghana .................................................................................................
1,766
Greece ................................................................................................
685
Guatemala ..........................................................................................
809
Hong Kong .........................................................................................
3,425
Hungary ..............................................................................................
846
India ...................................................................................................
9,289
Indonesia ............................................................................................
4,968
Ireland ................................................................................................
2,593
Israel ...................................................................................................
377
Italy ....................................................................................................
3,530
Ivory Coast .........................................................................................
115
Japan ..................................................................................................
33,929
Jersey ..................................................................................................
534
Jordan .................................................................................................
268
Kazakhstan .........................................................................................
1,540
Kenya .................................................................................................
333
Luxembourg .......................................................................................
1,714
Macao .................................................................................................
1,140
Malaysia .............................................................................................
1,200
Mexico ...............................................................................................
3,654
Mongolia ............................................................................................
171
Montenegro ........................................................................................
99
Morocco .............................................................................................
278
Myanmar ............................................................................................
54
Netherlands ........................................................................................
5,912
New Zealand ......................................................................................
119
Nigeria ................................................................................................
741
Norway ...............................................................................................
605
Oman ..................................................................................................
1,028
Pakistan ..............................................................................................
264
Panama ...............................................................................................
1,251
Paraguay .............................................................................................
572
Peru ....................................................................................................
1,144
Philippines ..........................................................................................
1,932

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
872 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Poland ................................................................................................
1,327
Portugal ..............................................................................................
220
Puerto Rico .........................................................................................
1,464
Qatar ...................................................................................................
1,096
Romania .............................................................................................
708
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,408
Senegal ...............................................................................................
132
Serbia .................................................................................................
255
Singapore ...........................................................................................
1,838
Slovenia ..............................................................................................
224
South Africa .......................................................................................
4,378
South Korea .......................................................................................
11,555
Spain ..................................................................................................
3,695
Sri Lanka ............................................................................................
347
Sweden ...............................................................................................
5,035
Switzerland ........................................................................................
6,169
Taiwan ................................................................................................
7,107
Thailand .............................................................................................
1,160
Trinidad and Tobago ..........................................................................
193
Turkey ................................................................................................
2,527
Ukraine ...............................................................................................
708
United Arab Emirates .........................................................................
1,777
United Kingdom .................................................................................
18,655
United States ......................................................................................
297,044
Uruguay ..............................................................................................
739
Uzbekistan ..........................................................................................
199
Zambia ...............................................................................................
400
Total Investments ............................................................................... 538,212

Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 873
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 237 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 992 —
Variation margin on futures contracts** 11,289 — — 6
Credit default swap contracts, at fair value — 2,142 — —
Total
$ 11,526 $ 2,142 $ 992 $ 6
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 11,104 $ — $ — $ 4,771
Unrealized depreciation on foreign currency exchange contracts — — 340 —
Options written, at fair value 26 — — —
Credit default swap contracts, at fair value — 196 — —
Total
$ 11,130 $ 196 $ 34 0 $ 4,771
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ 111
Futures contracts 3,670 — — (18,323)
Options written 26 — — —
Total return swap contracts (1) — — —
Interest rate swap contracts — — — 9,966
Credit default swap contracts — 513 — —
Foreign currency exchange contracts — — 1,750 —
Total
$ 3,69 5 $ 513 $ 1,750 $ (8,246)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ ( 1,1 4 4 ) $ — $ — $ (732)
Futures contracts 9,127 — — 9,766
Options written 585 — — —
Interest rate swap contracts — — — (13,062)
Credit default swap contracts — (1, 5 4 9 ) — —
Foreign currency exchange contracts — — 59 —
Total
$ 8 , 568 $ (1, 5 4 9 ) $ 59 $ ( 4 , 028 )
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2023
See accompanying notes which are an integral part of the financial statements.
874 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 237 $ — $ 237
Securities on Loan* Investments, at fair value 5,360 — 5,360
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 992 — 992
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,142 — 2,142
Total Financial and Derivative Assets
8,731 — 8,731
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,731 $ — $ 8,731
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,859 $ — $ — $ 1,859
Bank of Montreal
806 33 695 78
Bank of New York
110 33 — 77
Bank of Nova Scotia
91 — 91 —
Barclays
2,184 — 2,184 —
Citigroup
591 — 591 —
Fidelity
131 — 131 —
Goldman Sachs
587 — 579 8
HSBC
490 35 376 79
JPMorgan Chase
10 — — 10
Morgan Stanley
519 222 297 —
Northern Trust
56 — — 56
Royal Bank of Canada
201 35 — 166
State Street
250 10 — 240
UBS
114 37 — 77
Wells Fargo
713 — 713 —
Westpac
19 — — 19
Total
$ 8,731 $ 405 $ 5,657 $ 2,669

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2023
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 875
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 340 $ — $ 340
Options Written Contracts Options written, at fair value 26 — 26
Credit Default Swap Contracts Credit default swap contracts, at fair value 196 — 196
Total Financial and Derivative Liabilities
562 — 562
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 562 $ — $ 562
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 33 $ 33 $ — $ —
Bank of New York 100 33 — 67
HSBC 42 35 — 7
Morgan Stanley 222 222 — —
Royal Bank of Canada 35 35 — —
State Street 10 10 — —
UBS 120 37 — 83
Total
$ 562 $ 405 $ — $ 157
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
876 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 550,861
Investments, at fair value(*)(>) ....................................................................................................................................................
538,212
Foreign currency holdings(^) ....................................................................................................................................................... 2,007
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 992
Receivables:
Dividends and interest ...................................................................................................................................................... 2,225
Dividends from affiliated funds ....................................................................................................................................... 233
Investments sold ............................................................................................................................................................... 5,221
Fund shares sold ............................................................................................................................................................... 234
From broker(a)(b) ............................................................................................................................................................ 32,529
Prepaid expenses .......................................................................................................................................................................... 1
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,142
Total assets ...............................................................................................................................................................
583,796
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 562
Due to broker (c) .............................................................................................................................................................. 10,903
Investments purchased ..................................................................................................................................................... 4,491
Fund shares redeemed ...................................................................................................................................................... 590
Accrued fees to affiliates .................................................................................................................................................. 411
Other accrued expenses .................................................................................................................................................... 286
Variation margin on futures contracts .............................................................................................................................. 4,566
Deferred capital gains tax liability ................................................................................................................................... 62
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 340
Options written, at fair value(x) ................................................................................................................................................... 26
Payable upon return of securities loaned ..................................................................................................................................... 5,630
Credit default swap contracts, at fair value(+) ............................................................................................................................. 196
Total liabilities ...........................................................................................................................................................
28,063
Net Assets ...............................................................................................................................................................
$ 555,733

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 877
Statement of Assets and Liabilities, continued — October 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (69,79 9 )
Shares of beneficial interest .........................................................................................................................................................
608
Additional paid-in capital ............................................................................................................................................................
624,924
Net Assets ...............................................................................................................................................................
$ 555,733
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.11
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ..................................................... $ 9.6 7
Class A — Net assets ........................................................................................................................................................... $ 1,811,552
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 198,838
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.94
Class C — Net assets ........................................................................................................................................................... $ 432,428
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 48,367
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.14
Class M — Net assets .......................................................................................................................................................... $ 103,326,446
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,299,133
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.13
Class S — Net assets ............................................................................................................................................................ $ 363,486,270
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 39,818,845
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.16
Class Y — Net assets ........................................................................................................................................................... $ 86,676,683
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,466,045
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,003
(*)     Securities on loan included in investments $ 5,360
(x)     Premiums received on options written $ 611
(+)     Credit default swap contracts - premiums paid (received) $ 1, 725
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 36,913
(a)     Receivable from Broker for Futures $ 31,162
(b)     Receivable from Broker for Swaps $ 1,367
(c)     Due to Broker for Options $ 10,903
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
878 Multi-Asset Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,608
Dividends from affiliated funds ....................................................................................................................................... 3,200
Interest .............................................................................................................................................................................. 13,594
Securities lending income (net) ....................................................................................................................................... 76
Total investment income ..............................................................................................................................................................
25,478
Expenses
Advisory fees ................................................................................................................................................................... 5,305
Administrative fees .......................................................................................................................................................... 302
Custodian fees .................................................................................................................................................................. 426
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 3
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 223
Transfer agent fees - Class S ............................................................................................................................................ 793
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 156
Registration fees ............................................................................................................................................................... 86
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 38
Printing fees ..................................................................................................................................................................... 58
Miscellaneous .................................................................................................................................................................. 29
Expenses before reductions .............................................................................................................................................. 7,433
Expense reductions .......................................................................................................................................................... (1,955)
Net expenses ................................................................................................................................................................................
5,478
Net investment income (loss) .......................................................................................................................................................
20,000
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $60) ................................................................................................... (10,941)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (14,653)
Options written ................................................................................................................................................................. 26
Foreign currency exchange contracts ............................................................................................................................... 1,750
Total return swap contracts .............................................................................................................................................. (1)
Interest rate swap contracts .............................................................................................................................................. 9,966
Credit default swap contracts ........................................................................................................................................... 513
Foreign currency-related transactions .............................................................................................................................. (16)
Net realized gain (loss) ................................................................................................................................................................
(13, 358 )
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $47) ........................................................... 41,400
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 18,893
Options written ................................................................................................................................................................. 585
Foreign currency exchange contracts ............................................................................................................................... 59
Interest rate swap contracts .............................................................................................................................................. (13,062)
Credit default swap contracts ........................................................................................................................................... (1, 5 4 9 )
Securities sold short ......................................................................................................................................................... (384)
Foreign currency-related transactions .............................................................................................................................. 392
Net change in unrealized appreciation (depreciation) ................................................................................................................. 46, 339

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 879
Statement of Operations , continued — For the Period Ended October 31,
2023
Amounts in thousands
Net realized and unrealized gain (loss) ........................................................................................................................................ 32,981
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 52,981

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
880 Multi-Asset Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 20,000 $ 2,538
Net realized gain (loss) ....................................................................................................................... (13, 358 ) (23,057)
Net change in unrealized appreciation (depreciation) ........................................................................ 46, 339 (151,451)
Net increase (decrease) in net assets from operations .............................................................................. 52,981 (171,970)
Distributions
To shareholders
Class A .......................................................................................................................................... (40) (113)
Class C .......................................................................................................................................... (8) (30)
Class M ......................................................................................................................................... (3,166) (9,822)
Class S .......................................................................................................................................... (10,722) (38,620)
Class Y .......................................................................................................................................... (3,244) (9,337)
Net decrease in net assets from distributions ............................................................................................ (17,180) (57,922)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (189,623) (38,306)
Total Net Increase (Decrease) in Net Assets ........................................................................
(153,822) (268,198)
Net Assets
Beginning of period .................................................................................................................................. 709,555 977,753
End of period .............................................................................................................................................
$ 555,733 $ 709,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 881
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2023 and October 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 59 $ 558 67 $ 659
Proceeds from reinvestment of distributions 4 40 11 113
Payments for shares redeemed (34) (327) (83) (770)
Net increase (decrease)
29 271 (5) 2
Class C
Proceeds from shares sold 21 192 46 494
Proceeds from reinvestment of distributions 1 8 3 30
Payments for shares redeemed (30) (272) (17) (162)
Net increase (decrease)
(8) (72) 32 362
Class M
Proceeds from shares sold 2,406 22,534 1,886 18,728
Proceeds from reinvestment of distributions 335 3,166 942 9,821
Payments for shares redeemed (5,997) (54,635) (2,817) (27,390)
Net increase (decrease)
(3,256) (28,935) 11 1,159
Class S
Proceeds from shares sold 3,053 28,806 5,152 51,790
Proceeds from reinvestment of distributions 1,132 10,680 3,698 38,541
Payments for shares redeemed (18,316) (167,017) (12,819) (124,935)
Net increase (decrease)
(14,131) (127,531) (3,969) (34,604)
Class Y
Proceeds from shares sold 97 928 303 3,039
Proceeds from reinvestment of distributions 342 3,244 894 9,337
Payments for shares redeemed (3,936) (37,528) (1,823) (17,601)
Net increase (decrease)
(3,497) (33,356) (626) (5,225)
Total increase (decrease)
(20,863) $ (189,623) (4,557) $ (38,306)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
882 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2023 8.66 .27 .42 .69 (.24) —
October 31, 2022 11.32 (—)
(Ɵ)
(2.01) (2.01) (.11) (.54)
October 31, 2021(ɸ) 9.54 —
(Ɵ)
1.81 1.81 (.03) —
October 31, 2020(ɸ) 10.33 .04 (.53) (.49) (.26) —
October 31, 2019(ɸ) 10.07 .17 .30 .47 (.16) (.05)
Class C
October 31, 2023 8.51 .20 .4 0 .6 0 (.17) —
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54)
October 31, 2021(ɸ) 9.46 (.07) 1.78 1.71 (.01) —
October 31, 2020(ɸ) 10.30 (.04) (.52) (.56) (.25) —
October 31, 2019(ɸ) 10.05 .10 .28 .38 (.08) (.05)
Class M
October 31, 2023 8.69 .30 .42 .72 (.27) —
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54)
October 31, 2021(ɸ) 9.55 .05 1.79 1.84 (.05) —
October 31, 2020(ɸ) 10.31 .10 (.53) (.43) (.28) —
October 31, 2019(ɸ) 10.06 .22 .27 .49 (.19) (.05)
Class S
October 31, 2023 8.68 . 30 .4 1 .71 (.26) —
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54)
October 31, 2021(ɸ) 9.54 .04 1.79 1.83 (.04) —
October 31, 2020(ɸ) 10.31 .09 (.54) (.45) (.27) —
October 31, 2019(ɸ) 10.05 .20 .29 .49 (.18) (.05)
Class Y
October 31, 2023 8.71 .32 .41 .73 (.28) —
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54)
October 31, 2021(ɸ) 9.55 .04 1.82 1.86 (.05) —
October 31, 2020(ɸ) 10.32 .10 (.54) (.44) (.28) —
October 31, 2019(ɸ) 10.06 .22 .29 .51 (.20) (.05)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 883
$
Return of
Capital
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment
Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
— (.24) 9.11 7.89 1,812 1.47 1.18 2. 9 1 73
— (.65) 8.66 (18.73) 1,474 1.48 1.16 (.01) 157
— (.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.04) (.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
— (.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
— (.17) 8.94 6.98 432 2.22 1.93 2. 1 8 73
— (.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
— (.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.03) (.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
— (.13) 10.30 3.84 324 2.21 1.93 1.01 172
— (.27) 9.14 8.23 103,326 1.22 .83 3. 22 73
— (.68) 8.69 (18.38) 126,529 1.23 .81 .34 157
— (.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.05) (.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
— (.24) 10.31 4.97 236,943 1.22 .84 2.16 172
— (.26) 9.13 8.13 363,486 1.23 .93 3. 15 73
— (.67) 8.68 (18.46) 468,226 1.23 .91 .25 157
— (.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.05) (.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
— (.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
— (.28) 9.16 8.32 86,677 1.03 .73 3.3 8 73
— (.68) 8.71 (18.28) 112,849 1.03 .71 .44 157
— (.05) 11.36 19.48 154,330 .99 .75 .39 207
(.05) (.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
— (.25) 10.32 5.16 10,330 1.01 .74 2.15 172

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
884 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2023 and October 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2023, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 310,406
Administrative fees 23,291
Distribution fees 661
Shareholder servicing fees 99
Transfer agent fees 72,422
Trustee fees 4,286
$ 411,165
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 92,804 $ 720,400 $ 781,924 $ (2) $ 5 $ 31,283 $ 3,200 $ —
U.S. Cash Collateral Fund 3,086 58,316 55,772 — — 5,630 249 —
$ 95,890 $ 778,716 $ 837,696 $ (2) $ 5 $ 36,913 $ 3,449 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 566,383,357 $ 104,904,294 $ (130,912,258) $ (26,007,964) $ 5,263,881 $ (48,591,370)
October 31, 2023 October 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 17,180,165 $ — $ — $ 47,242,520 $ 10,409,368 $ 270,239
Total distributable earnings (losses)
$ (3)
Additional paid-in capital
3

Russell Investment Company
Notes to Schedules of Investments — October 31, 2023
Notes to Schedules of Investments 885
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2023
886 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2023
Notes to Financial Highlights 887
(‡) For the period June 10, 2019 (inception date) to October 31, 2019.
(ȸ) For the period November 13, 2019 (inception date) to October 31, 2020.
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73% N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
(∂) Distributions in excess of accumulated earnings and profits, but not in excess of current earnings and profits, computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — October 31, 2023
888 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2023.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 889
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
890 Notes to Financial Statements
techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Opportunistic Credit, Long
Duration Bond, Strategic Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income and Multi-Asset Growth Strategy Funds had no transfers into or out of Level 3 for the period ended October 31, 2023.
The Investment Grade Bond and Short Duration Bond Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures
Investment Grade Bond Fund $ 1,812,927
Short Duration Bond Fund 204,799

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 891
are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
892 Notes to Financial Statements
effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2020 through October 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Equity,
U.S. Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income and Multi-Asset Growth
Strategy
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Multifactor International Equity, Global Equity,
Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International
Equity and Tax-Managed Real Assets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 893
and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2023. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
894 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2023, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 895
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2023, the following Funds purchased or sold options primarily for the strategies listed below:
Funds Strategies
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Long Duration Bond Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Funds Strategies
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
896 Notes to Financial Statements
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 897
paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
898 Notes to Financial Statements
representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2023, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2023, the following Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 899
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2023, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2023, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended October 31, 2023, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
900 Notes to Financial Statements
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet offsetting disclosure is based on various netting agreements between brokers and counterparties, such as ISDA
Master Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties.
The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable)
that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 901
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of October 31, 2023, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
As of October 31, 2023, the Funds held collateral for short sales as follows:
Funds Amount
Sustainable Equity Fund
$ 13,298,308
U.S. Strategic Equity Fund
137,974,355
U.S. Small Cap Equity Fund
32,202,042
Funds Amount
Sustainable Equity Fund
$ 18,435,222
U.S. Strategic Equity Fund
187,573,674
U.S. Small Cap Equity Fund
44,848,507

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
902 Notes to Financial Statements
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 903
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-
conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
904 Notes to Financial Statements
payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 905
the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3- month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, the Sterling Overnight Index Average
Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
906 Notes to Financial Statements
SOFR. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to publish an unrepresentative
“synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain Fund investments or the value or return on certain other Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR,
SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 907
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended October 31, 2023, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended October 31, 2023, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 84,366,011 $ 156,646,741
Equity Income Fund 59,953,790 112,235,462
Sustainable Equity Fund 124, 616,296 176, 601,333
U.S. Strategic Equity Fund 1,70 5,218,176 2,160,449,645
U.S. Small Cap Equity Fund 674,671,563 917,424,226
Multifactor International Equity Fund 37,568,269 62,922,392
International Developed Markets Fund 375,206,093 910,754,150
Global Equity Fund 868,894,239 595,931,830
Emerging Markets Fund 735,589,560 857,356,394
Tax-Managed U.S. Large Cap Fund 2,160,106,225 1,624,149,662
Tax-Managed U.S. Mid & Small Cap Fund 961,586,817 941,225,923
Tax-Managed International Equity Fund 1,902,921,610 1,658,733,779
Tax-Managed Real Assets Fund 418,627,048 402,105,165
Opportunistic Credit Fund 27 4 , 059 , 053 380, 601,052
Long Duration Bond Fund 54,767,437 38,208,425
Strategic Bond Fund 1,069,169,916 1,6 18,904,275
Investment Grade Bond Fund 548,350,805 265,943,568
Short Duration Bond Fund 199,784,719 212,016,349
Tax-Exempt High Yield Bond Fund 656,963,310 563,394,360
Tax-Exempt Bond Fund 3,002,088,143 2,153,293,490
Global Infrastructure Fund 278,839,855 114,640,360
Global Real Estate Securities Fund 268,174,615 425,039,469
Multi-Strategy Income Fund 275,800,483 280,824,357
Multi-Asset Growth Strategy Fund 431,501,744 479,299,241
Funds Purchases Sales
Opportunistic Credit Fund $ 6,050,045 $ 6,064,900
Long Duration Bond Fund 19 5 , 217 , 090 7,537 , 679
Strategic Bond Fund 534,208,715 838,491,130
Investment Grade Bond Fund 726,589,149 473,192,791
Short Duration Bond Fund 12 5 , 141 , 576 80,387,179
Multi-Strategy Income Fund — 38,058,654
Multi-Asset Growth Strategy Fund 4,384,374 68,075,275

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
908 Notes to Financial Statements
has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s
Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Multifactor U.S. Equity Fund All assets .30%
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
Multifactor International Equity Fund All assets .45%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 909
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Long Duration Bond Fund All assets .15%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
910 Notes to Financial Statements
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
Funds Administrator*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 911
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2023.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S.
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $372,344. There were no reimbursements for the period ended October
31, 2023.
For the Equity Income Fund, RIM has contractually agreed, until February 29, 2024, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2023 was $102,376.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $171,106. There were no reimbursements for the period ended October 31, 2023.
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 1,672,647 $ 269,794
Equity Income Fund
1,126,130 99,084
Sustainable Equity Fund
1,053,543 92,694
U.S. Strategic Equity Fund
22,122,462 1,482,069
U.S. Small Cap Equity Fund
6,137,153 424,254
Multifactor International Equity Fund
1,152,759 123,958
International Developed Markets Fund
9,202,327 636,128
Global Equity Fund
14,189,911 733,232
Emerging Markets Fund
9,363,371 394,006
Tax-Managed U.S. Large Cap Fund
42,824,021 3,198,775
Tax-Managed U.S. Mid & Small Cap Fund
13,395,218 668,941
Tax-Managed International Equity Fund
25,773,294 1,518,667
Tax-Managed Real Assets Fund
7,202,508 410,022
Opportunistic Credit Fund
5,538,495 268,008
Long Duration Bond Fund
78,956 25,487
Strategic Bond Fund
11,649,216 1,183,406
Investment Grade Bond Fund
2,622,972 507,668
Short Duration Bond Fund
1,728,480 185,888
Tax-Exempt High Yield Bond Fund
8,376,249 810,626
Tax-Exempt Bond Fund
13,807,118 2,226,936
Global Infrastructure Fund
2,529,811 97,914
Global Real Estate Securities Fund
3,482,926 210,685
Multi-Strategy Income Fund
2,816,548 181,723
Multi-Asset Growth Strategy Fund
5,304,885 302,003

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
912 Notes to Financial Statements
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $7,488,568. There were no reimbursements for the period ended October 31, 2023.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $516,422. There were no reimbursements for the period ended October 31, 2023.
For the International Developed Markets Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International
Developed Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $481,889. There were no reimbursements for the period ended October 31, 2023.
For the Global Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $3,768,143. There were no reimbursements for the period ended October 31, 2023.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2023 was $2,597,318.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S.
Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $315,926. There were no reimbursements for the period ended
October 31, 2023.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 913
total amount of the waiver for the period ended October 31, 2023 was $157,901. There were no reimbursements for the period ended October 31, 2023.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $2,691,898. There were no reimbursements for the period ended October 31, 2023.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real
Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $778,755. There were no reimbursements for the period ended October
31, 2023.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.511%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2023 was $2,642,677.
For the Long Duration Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Long Duration Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $78,956. The total amount of the reimbursements for the period ended October 31,
2023 was $188,726.
For the Strategic Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.43% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $3,394,583. There were no reimbursements for the period ended October 31, 2023.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $454,730. There were no reimbursements for the period ended October
31, 2023.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2023 was $553,114.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
914 Notes to Financial Statements
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-
level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt
High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $2,582,181. There were no reimbursements for the period ended October 31, 2023.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $1,327,101. There were no reimbursements for the period ended October 31, 2023.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 29, 2024, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2023 was $217,683.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $1,480,849. There were no reimbursements for the period ended October
31, 2023.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2023 was $1,843,196. There were no reimbursements for the period ended October 31, 2023.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2023 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 915
RIFUS has contractually agreed to waive, through February 29, 2024, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 215,141
Equity Income Fund
382,676
Sustainable Equity Fund
366,541
U.S. Strategic Equity Fund
6,096,384
U.S. Small Cap Equity Fund
1,570,049
Multifactor International Equity Fund
178,370
International Developed Markets Fund
2,547,618
Global Equity Fund
1,313,461
Emerging Markets Fund
1,467,582
Tax-Managed U.S. Large Cap Fund
13,222,191
Tax-Managed U.S. Mid & Small Cap Fund
2,764,940
Tax-Managed International Equity Fund
6,277,338
Tax-Managed Real Assets Fund
1,694,708
Opportunistic Credit Fund
1,062,950
Long Duration Bond Fund
38,554
Strategic Bond Fund
3,714,446
Investment Grade Bond Fund
1,988,062
Short Duration Bond Fund
536,854
Tax-Exempt High Yield Bond Fund
3,350,500
Tax-Exempt Bond Fund
9,204,745
Global Infrastructure Fund
342,211
Global Real Estate Securities Fund
724,311
Multi-Strategy Income Fund
538,016
Multi-Asset Growth Strategy Fund
1,025,198
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
916 Notes to Financial Statements
For the period ended October 31, 2023, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 19,271
Equity Income Fund 61,335
Sustainable Equity Fund 57,760
U.S. Strategic Equity Fund 1,190,641
U.S. Small Cap Equity Fund 405,743
Multifactor International Equity Fund 21,397
International Developed Markets Fund 731,337
Global Equity Fund 184,803
Emerging Markets Fund 249,008
Tax-Managed U.S. Large Cap Fund 1,828,051
Tax-Managed U.S. Mid & Small Cap Fund 1,021,374
Tax-Managed International Equity Fund 915,084
Tax-Managed Real Assets Fund 281,134
Opportunistic Credit Fund 674,181
Long Duration Bond Fund 9,171
Strategic Bond Fund 1,498,340
Investment Grade Bond Fund 618,894
Short Duration Bond Fund 331,690
Tax-Exempt High Yield Bond Fund 857,876
Tax-Exempt Bond Fund 4,121,686
Global Infrastructure Fund 73,317
Global Real Estate Securities Fund 64,130
Multi-Strategy Income Fund 33,040
Multi-Asset Growth Strategy Fund 111,513

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 917
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C
Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2023:
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. Use of an affiliated broker-dealer may present a potential conflict of interest as such broker-dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’
network of independent venues, including brokers for execution, clearing and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 10,678 $ 1,642
Equity Income Fund — 20,354 2,924
Sustainable Equity Fund — 8,697 1,278
U.S. Strategic Equity Fund — 13,319 2,351
U.S. Small Cap Equity Fund — 7,157 1,149
International Developed Markets Fund — 5,823 1,068
Global Equity Fund — 5,423 1,057
Emerging Markets Fund — 1,925 364
Tax-Managed U.S. Large Cap Fund — 115,437 19,979
Tax-Managed U.S. Mid & Small Cap Fund — 25,955 4,537
Tax-Managed International Equity Fund — 36,280 6,202
Tax-Managed Real Assets Fund — 6,461 1,173
Opportunistic Credit Fund — 943 184
Strategic Bond Fund 119 4,768 954
Investment Grade Bond Fund — 9,357 1,840
Short Duration Bond Fund — 76 15
Tax-Exempt High Yield Bond Fund 3,012 15,328 3,154
Tax-Exempt Bond Fund — 28,916 5,904
Global Infrastructure Fund — 4,448 694
Global Real Estate Securities Fund — 3,942 657
Multi-Strategy Income Fund — 612 103
Multi-Asset Growth Strategy Fund — 1,355 284

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
918 Notes to Financial Statements
money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended October 31, 2023, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $2,061,167.
5. Federal Income Taxes
As of October 31, 2023, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 26,819 $ 94,886 $ (8,680)
Tax-Exempt Bond Fund 158,854 145,317 (7,096)

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
Notes to Financial Statements 919
6. Record Ownership
As of October 31, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Equity Fund $ 44,371,669 $ 16,252,073 $ 60,623,742
International Developed Markets Fund — 22,072,299 22,072,299
Global Equity Fund 29,258,814 — 29,258,814
Emerging Markets Fund 77,597,204 2,244,593 79,841,797
Tax-Managed U.S. Large Cap Fund 174,914,457 — 174,914,457
Tax-Managed U.S. Mid & Small Cap Fund 21,131,877 — 21,131,877
Tax-Managed International Equity Fund 440,571,690 — 440,571,690
Tax-Managed Real Assets Fund 61,566,342 2,619,202 64,185,544
Opportunistic Credit Fund 32,949,793 81,252,404 114,202,197
Long Duration Bond Fund 2,387,625 4,203,576 6,591,201
Strategic Bond Fund 251,318,571 328,465,353 579,783,924
Investment Grade Bond Fund 33,984,230 46,235,259 80,219,489
Short Duration Bond Fund 3,989,688 9,021,336 13,011,024
Tax-Exempt High Yield Bond Fund 44,912,454 34,754,463 79,666,917
Tax-Exempt Bond Fund 73,855,363 84,839,991 158,695,354
Global Infrastructure Fund 154,411 — 154,411
Global Real Estate Securities Fund 46,070,992 21,673,374 67,744,366
Multi-Strategy Income Fund 29,270,266 4,710,835 33,981,101
Multi-Asset Growth Strategy Fund 40,549,387 8,041,983 48,591,370
Funds # of Shareholders %
Multifactor U.S. Equity Fund
5 87.7
Equity Income Fund
3 51.1
Sustainable Equity Fund
3 50.4
U.S. Strategic Equity Fund
4 76.1
U.S. Small Cap Equity Fund
3 61.9
Multifactor International Equity Fund
4 80.9
International Developed Markets Fund
4 74.5
Global Equity Fund
4 53.4
Emerging Markets Fund
3 60.9
Tax-Managed U.S. Large Cap Fund
4 77.5
Tax-Managed U.S. Mid & Small Cap Fund
5 86.9
Tax-Managed International Equity Fund
4 78.3
Tax-Managed Real Assets Fund
4 76.5
Opportunistic Credit Fund
2 60.5
Long Duration Bond Fund
4 56.3
Strategic Bond Fund
4 63.8
Investment Grade Bond Fund
5 73.8
Short Duration Bond Fund
4 64.6
Tax-Exempt High Yield Bond Fund
4 79.6
Tax-Exempt Bond Fund
5 87.2
Global Infrastructure Fund
4 61.1
Global Real Estate Securities Fund
3 59.9
Multi-Strategy Income Fund
2 55.9
Multi-Asset Growth Strategy Fund
4 63.2

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2023
920 Notes to Financial Statements
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of October 31, 2023, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2023.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 921
To the Board of Trustees of Russell Investment Company and Shareholders of Multifactor U.S. Equity Fund, Equity Income
Fund, Sustainable Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, Multifactor International Equity Fund,
International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-
Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic
Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-
Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund, Multi-
Strategy Income Fund and Multi-Asset Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Multifactor U.S.
Equity Fund, Equity Income Fund, Sustainable Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, Multifactor
International Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed
U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real
Assets Fund, Opportunistic Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short
Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate
Securities Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund (twenty-four of the funds constituting Russell
Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October
31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm
922 Report of Independent Registered Public Accounting Firm
December 21, 2023
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
Tax Information— October 31, 2023 (Unaudited)
Tax Information 923
For the tax year ended October 31, 2023, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2023, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year
2023.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Multifactor U.S. Equity Fund
100.0%
Equity Income Fund
98.5%
Sustainable Equity Fund
100.0%
U.S. Strategic Equity Fund
69.3%
U.S. Small Cap Equity Fund
100.0%
Multifactor International Equity Fund
0.0%
International Developed Markets Fund
0.0%
Global Equity Fund
32.3%
Emerging Markets Fund
0.0%
Tax-Managed U.S. Large Cap Fund
100.0%
Tax-Managed U.S. Mid & Small Cap Fund
100.0%
Tax-Managed International Equity Fund
0.0%
Tax-Managed Real Assets Fund
16.8%
Opportunistic Credit Fund
0.0%
Long Duration Bond Fund
0.0%
Strategic Bond Fund
0.0%
Investment Grade Bond Fund
0.0%
Short Duration Bond Fund
0.0%
Tax-Exempt High Yield Bond Fund
0.0%
Tax-Exempt Bond Fund
0.0%
Global Infrastructure Fund
40.7%
Global Real Estate Securities Fund
0.0%
Multi-Strategy Income Fund
11.2%
Multi-Asset Growth Strategy Fund
6.5%

Russell Investment Company
Tax Information, continued — October 31, 2023 (Unaudited)
924 Tax Information
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2023:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2023.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2023:
Multifactor U.S. Equity Fund
$ 22,041,217
Equity Income Fund
34,474,312
Sustainable Equity Fund
18,437,765
U.S. Strategic Equity Fund
168,028,691
U.S. Small Cap Equity Fund
38,503,148
International Developed Markets Fund
18,962,848
Global Infrastructure Fund
2,334,280
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
Multifactor International Equity Fund
$ 860,921 $ 0.0332 $ 8,633,858 $ 0.3325
International Developed Markets Fund
3,382,268 0.1179 40,516,336 1.4118
Global Equity Fund
2,546,847 0.0148 23,532,312 0.1368
Emerging Markets Fund
6,137,032 0.1132 32,062,284 0.5912
Tax-Managed International Equity Fund
10,851,247 0.0358 92,372,873 0.3051
Global Infrastructure Fund
328,185 0.0110 4,568,917 0.1534
Tax-Exempt High Yield Bond Fund
$ 68,318,681
Tax-Exempt Bond Fund
139,855,001

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2023 (Unaudited)
Affiliated Brokerage Transactions 925
As discussed in Note 4 in the Notes to Financial Statements contained in this annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. Use of an affiliated broker-
dealer may present a potential conflict of interest as such broker-dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’ network of independent venues, including brokers for execution, clearing, and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps,
OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the
Funds. Brokerage commission amounts received by broker-dealers that were affiliated with the Funds, RIM or the relevant money managers for the period ended October 31, 2023 were as follows:
Fund Name
Affiliated
Broker
Raymond
James &
Associates,
Inc.
RIIS Wells Fargo
Clearing
Services,
LLC
Multifactor U.S. Equity Fund $ — $ 7,543 $ —
Equity Income Fund — 6,896 —
Sustainable Equity Fund — 2,809 —
U.S. Strategic Equity Fund 644 61,522 —
U.S. Small Cap Equity Fund — 139,814 —
Multifactor International Equity Fund — 16,610 —
International Developed Markets Fund — 249,616 —
Global Equity Fund — 158,321 —
Emerging Markets Fund — 257,233 —
Tax-Managed U.S. Large Cap Fund — 176,969 —
Tax-Managed U.S. Mid & Small Cap Fund — 209,147 —
Tax-Managed International Equity Fund — 543,391 —
Tax-Managed Real Assets Fund — 96,444 —
Global Infrastructure Fund — 46,593 —
Global Real Estate Securities Fund — 70,770 —
Multi-Strategy Income Fund — 26,019 161
Multi-Asset Growth Strategy Fund — 54,450 —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
926 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-
of-managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 22, 2023 (the “Agreement Evaluation Meeting”). During
the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates)
and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to
RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information (the “Third-Party Provider”) comparing (i) the performance of the Funds over various time periods and (ii) the Funds’
respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the
Third-Party Provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the
“Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for Class S shares of the Funds, except for the Multifactor Bond Fund (now known as the Long Duration Bond Fund), which had only Class
Y shares outstanding at the time the Third-Party Information was prepared. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense
Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the
Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation
Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds
(“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent
Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 24, 2023, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 25, 2023 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Investment Officer (“CIO”) of the Funds, who is also the President and CIO of RIM and RIM’s ultimate parent company, (iv) the Chief Financial Officer and the Chief Legal Officer of RIM and RIM’s ultimate parent company, and (v) the President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Operating Officer of RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the
Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional
Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement
Information Review Meeting and subsequent thereto in writing was provided to the Board on May 9, 2023. On May 15, 2023, the Independent Trustees met by video conference in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. On May 16, 2023, the
Independent Trustees provided follow-up requests and comments relating to the additional Agreement Evaluation Information. On
May 19, 2023 and at the Agreement Evaluation Meeting, the Board Chair and Board, respectively, were provided with responses to the follow-up requests and comments relating to certain of the additional Agreement Evaluation Information requested at the
Agreement Information Review Meeting and subsequent thereto.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 927
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Funds employ a manager-of-managers method of investment
(the “Manager-of-Managers Funds”) and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers Funds and is responsible for paying fees to the Money Managers
(“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Funds to RIM for its services under the
RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers
Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S.
Equity Fund, Multifactor International Equity Fund and Multifactor Bond Fund (now known as the Long Duration Bond Fund) do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Manager-of-Managers Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Manager-of-Managers Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each
Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-of-Managers Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio.
RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Manager-of-Managers Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs
(including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, and that, for the tax-managed equity Funds, emulation provides a more flexible structure to manage optimal tax lot selection, minimize wash sales, manage holding period, defer realized gains and harvest losses. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
With respect to the tax-managed equity Funds, RIM described the advantages of the active tax management strategies and implementation techniques that RIM employs, which include taxable gain and loss harvesting activities, capital gain deferral, tax lot management, management of portfolio yield and minimization of wash sales, where possible, and how the services provided by
RIM to the Funds are differentiated from the services generally provided to other tax-managed investment options.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
928 Basis for Approval of Investment Advisory Contracts
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-
Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-
of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary
Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies;
with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the
Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money
Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the
Manager-of-Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and
RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation
Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Funds by RIM and the relatively narrow portfolio management services provided to the Manager-of-Managers Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager
Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the
Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers
Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the
Manager-of-Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers
Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable

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alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The CIO discussed with the Board the performance of the Funds as well as certain adjustments to portfolio positioning and aspects of the natural evolution of RI’s investment process.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly

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930 Basis for Approval of Investment Advisory Contracts
have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of
Russell Investments Group, Ltd., and certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Funds’ assets, RIM utilizes quantitative and/
or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2022, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing
Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Funds, its portfolio managers combine Money Manager strategies and, through
RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Fund. RIM’s Direct Management Services
are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services.
RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management
Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager
Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers
Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided

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by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Funds, and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of
Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-
of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers Funds, whereby those Manager-of-Managers Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a Money Manager bench lineup for
Manager-of-Managers Funds, or create Money Manager bench lineups for additional Manager-of-Managers Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Funds were previously converted to non-
discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-of-Managers
Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Manager-of-Managers Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. The commission rates the Funds pay on trades RIM effects through its affiliated broker dealer are determined by an oversight committee of RIM. RIM noted certain recent enhancements to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios and the utilization of a risk-based portfolio dashboard. While
RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain
Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Investment strategy and/or benchmark changes for certain Funds.
• Adjustments to the overall credit quality and risk exposures for certain fixed-income Funds to better align these Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Funds.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.

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932 Basis for Approval of Investment Advisory Contracts
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers, expense caps and/or breakpoints implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The
Third-Party Information showed, among other things, that the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small
Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund and Strategic Bond
Fund each had a Management Fee which, compared with the management fees of its respective Expense Group’s Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Expense Group for that expense component. The Management
Fees for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. The comparisons were based upon the latest fiscal years for the
Expense Group funds.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds decreased in 2022, and RIM’s 2022 pre-tax profit margins in providing investment advisory services to the Funds is comparable with the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2021.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had implemented and agreed to implement to reduce Management Fees and/or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
With respect to each Fund with a Management Fee ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s Management Fee was fair and reasonable notwithstanding these Third-Party Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that only one of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active

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tax management services that are applied to the Fund. In addition to the Third-Party Information, RIM prepared comparisons of the
Fund’s fees and expenses within a custom blend of two categories of peer funds (foreign large blend funds and diversified emerging markets funds) (the “Custom Expense Comparison”). The Board considered that the Fund’s Management Fee had a small variance to the third quintile of this Custom Expense Comparison. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable recent after-tax, pre-liquidation performance rankings relative to the constituents of its Custom
Peer Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board also considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund. RIM noted the differences between the investment strategies of the Fund and its Comparable
Funds in the Third-Party Information. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
At the Agreement Information Review Meeting, the Board requested that RIM provide written documentation of the discussion at that Meeting regarding the RIC tax-managed equity Funds, including a comparison of after-tax returns and fees to funds with similar tax-managed strategies and an explanation of any differences in strategies or services provided. After receiving certain of this information, the Board concluded that additional information was needed to determine if such funds could be considered appropriate peers and that it would not weigh such information as part of its deliberations this year. At the Agreement Evaluation
Meeting, the Board requested that RIM provide such additional information in connection with the Board’s regularly scheduled meeting in the third quarter of 2023.
With respect to the Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered RIM’s belief that a peer comparison based on the specified holdings criteria is another appropriate measure of the Fund’s
Advisory Fee in addition its assigned Expense Group and noted that the Fund’s Advisory Fee compared less favorably against the additional custom peer selection. The Board considered that RIM had implemented additional Advisory Fee waivers in March 2021 and June 2022 and that, after considering a request from the Independent Trustees, RIM agreed to implement additional Advisory
Fee waivers in two phases. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds and the constituents of the additional custom peer selection.
With respect to the Strategic Bond Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board further considered that RIM had lowered the Fund’s direct fund-level expense cap in June
2022 and further lowered such expense cap in December 2022. The Board expressed it would continue to monitor the Fund’s fees and expenses relative to its Expense Group.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in 2023 and 2024. In addition, the Board, in the case of certain
Funds, considered Advisory Fee breakpoints that previously had been implemented for those Funds.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients,

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934 Basis for Approval of Investment Advisory Contracts
including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Global Equity
Fund, Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed
International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Strategic Bond Fund, Short Duration Bond
Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund
and Multi-Asset Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds, ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among funds in the Expense Group.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Global Equity Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its
Expense Group. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Emerging Markets Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group, and that the Fund’s total expenses were in the third quintile of its Expense Group for the prior year. The Board further considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that only one of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-
tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that the Fund is designed to maximize after-
tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable recent after-tax, pre-liquidation performance rankings relative to the constituents of its Custom Peer Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. RIM noted the differences between the investment strategies of the Fund and its Comparable
Funds in the Third-Party Information. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Opportunistic Credit Fund, the Board considered that RIM had implemented additional Advisory Fee waivers in March 2021 and June 2022, and that, after considering a request from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers in two phases. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds.
With respect to the Strategic Bond Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group. The Board further considered that RIM had lowered the Fund’s direct fund-level expense cap in June 2022 and further lowered such expense cap in December 2022. The Board expressed it would continue to monitor the Fund’s fees and expenses relative to its Expense Group.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 935
With respect to the Short Duration Bond Fund, the Board considered that the Fund’s total expenses were in the third quintile of its
Expense Group for the prior year, and that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Tax-Exempt High Yield Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Expense Group.
RIM noted the Fund’s outperformance relative to its Performance Universe median over the 1-, 3- and 5-year and since-inception periods.
With respect to the Tax-Exempt Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Expense Group. RIM noted
the Fund’s outperformance relative to its Performance Universe median over the 1-, 3-, 5- and 10-year periods.
With respect to the Global Infrastructure Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the first quintile of its Expense Group.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Multi-Asset Growth Strategy Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that
RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5)
found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December
31, 2022 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results. With respect to the tax-managed equity Funds, the Board considered each Fund’s after-tax performance on a pre-liquidation and a post-liquidation basis.
With respect to the Multifactor U.S. Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the second quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the Performance Universe and exposure to lower capitalization stocks relative to the Fund’s Comparable Funds detracted from performance.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
936 Basis for Approval of Investment Advisory Contracts
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2022. For the 3-year period, RIM noted that the Fund’s tilt toward stocks with lower valuation characteristics relative to the Comparable Funds was a headwind, but was beneficial for the 2022 calendar year. RIM further noted that the Fund’s peer relative sector positioning had a mixed impact overall with an overweight to the outperforming energy sector being rewarded while an overweight to the real estate sector detracted from performance. The Board considered that the changes to certain Money Managers and changes in allocations among Money Managers and RIM’s Direct Management Services that were implemented in 2022 to enhance performance were not yet fully reflected in the Fund’s investment results.
With respect to the Emerging Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2022, and was ranked in the third quintile of its Performance Universe for the 1-year period and the fifth quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that a lower off-benchmark allocation to developed markets relative to the Comparable Funds detracted from performance, and while RIM’s strategic belief and tactical preference for value compared to the growth-tilted Comparable Funds contributed positively for the most recent two years, it had a muted impact on the Fund’s performance for the 3-year period. RIM further noted that while valuation spreads have tightened at the margin, with value outperforming growth recently, valuation spreads remain at historically wide levels, which RIM believes is not sustainable.
With respect to the Opportunistic Credit Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2022, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that the Fund’s structural higher weight to non-U.S. investments, particularly in emerging markets, relative to the Comparable Funds contributed to the Fund’s underperformance as U.S. corporate credit tended to outperform. RIM further noted that the Comparable Funds tended to be higher in credit quality than the Fund, which was a substantial benefit in the first quarter of 2020, and that the Fund’s exposure to below AAA-rated debt, particularly commercial mortgage-backed securities, detracted from performance as this segment of the market suffered most in the March 2020 selloff with less recovery due to more limited direct policy support from the federal government. RIM also noted that an underweight to duration was an additive component of peer relative performance as global rates increased throughout 2022.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2022, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that during the sell-off in March 2020, the rally in investment grade corporate bonds benefited the Comparable Funds more than the Fund, as the
Comparable Funds tended to hold larger overweights to the corporate market, while the Fund tended to favor securitized products.
RIM also noted that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased while the Fund’s higher quality credit profile partially offset 2022’s negative relative performance. The Board considered that a Money Manager change made in 2021 has contributed positively to performance, but was not yet fully reflected in the Fund’s
3-year investment results.
With respect to the Investment Grade Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2022, and was ranked in the fifth quintile of its Performance Universe for the 1-year period and the third quintile of its Performance Universe for the 5-year period ended on such date. RIM attributed the Fund’s relative underperformance to differences in performance objectives and strategies employed by its Comparable Funds and gave examples of such differences. RIM noted that Fund has reduced its overall risk profile, which led to an increased allocation to U.S. government bonds and a decreased allocation to securitized sectors and mortgage-backed securities.
For the 3-year period, RIM noted that the Fund’s underweight to credit has detracted from performance as credit premia has been additive over the past three years, and the Fund’s overweight duration relative to the Comparable Funds contributed to the Fund’s underperformance as interest rates have increased materially since 2020.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the fifth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund’s Performance
Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 937
number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the Multi-Strategy Income Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund underperformed its Performance Universe during the 3-year period primarily due to asset allocation decisions, as overweight allocations to non-
U.S. equities and value equities relative to the Comparable Funds detracted from peer relative performance. RIM noted that while valuation spreads between growth and value equities have widened significantly compared to historical levels, RIM believes the valuation spread is not sustainable, and that RIM continues to favor valuation-sensitive Money Managers in its tactical positioning.
The Board considered that RIM had made several changes to the Fund effective March 1, 2022, including a change to the Fund’s benchmark and changes to the Fund’s strategic asset allocation, and that the Fund is now managed with a benchmark relative approach, and that such changes were not yet fully reflected in the Fund’s investment results.
With respect to the Multi-Asset Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2022, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund underperformed its Performance Universe during the 3-year period primarily due to asset allocation decisions, as overweight allocations to non-U.S.
equities and value equities relative to the Comparable Funds detracted from peer relative performance. The Board considered that
RIM had made several changes to the Fund effective March 1, 2022, including a change to the Fund’s benchmark and changes to the Fund’s strategic asset allocation, and that the Fund is now managed with a benchmark relative approach, and that such changes were not yet fully reflected in the Fund’s investment results.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2022.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. With respect to the Manager-of-
Managers Funds, for the 1-year period ended December 31, 2022, the Sustainable Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund and Global Equity Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2022, the Equity Income Fund, Sustainable Equity Fund, U.S. Small Cap Equity Fund, Global Equity Fund,
Tax-Managed Real Assets Fund, Opportunistic Credit Fund, Short Duration Bond Fund, Global Infrastructure Fund and Global Real
Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2022, the Equity
Income Fund, Sustainable Equity Fund, U.S. Small Cap Equity Fund, Short Duration Bond Fund, Global Infrastructure Fund and
Global Real Estate Securities Fund outperformed their respective benchmarks. With respect to the Funds that are not Manager-of-
Managers Funds, for the 1-year period ended December 31, 2022, the Multifactor U.S. Equity Fund and Multifactor International
Equity Fund outperformed their respective benchmarks; and for the 3-year period ended December 31, 2022, the Multifactor Bond
Fund (now known as the Long Duration Bond Fund) outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination.
Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that have been and may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
938 Basis for Approval of Investment Advisory Contracts
Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate, other than one discretionary Money Manager for the Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund pending termination that RIM recommended be retained until a termination date to be determined in RIM’s discretion, but for no more than a one-year period. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money
Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Manager-of-Managers Funds’
portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money
Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on August 22, 2023, the Board received proposals from RIM to approve new portfolio management contracts for the U.S. Small Cap Equity Fund, Tax-Managed U.S. Mid & Small Cap Fund and Emerging Markets Fund.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Managers; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 939
The Trustees’ approvals also reflected their findings at prior meetings, including the Agreement Evaluation Meeting, in connection with their evaluation and approval of the Agreements, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Liquidity Risk Management Program — October 31, 2023 (Unaudited)
940 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each
Fund’s “liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the
“Program Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The
Program Administrator, through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 22, 2023 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the
“Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and
Program Administrator Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program
Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the Program that would be implemented in the 2023 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
Additional Information — October 31, 2023 (Unaudited)
Additional Information 941
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the Securities and Exchange
Commission’s (“SEC”) website at https://www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the SEC’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending October
31, 2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — October 31,
2023 (Unaudited)
942 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed
until successor
is duly elected
and qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
39
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 943
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of the
Audit Committee
since 2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
39
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Group
(insurance company)
39
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
944 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
since 2023
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
Until 2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 945
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
39
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Until 2022,
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
946 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of
Regulatory and
Investment
Compliance
Committee since
2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern
Trust Company (financial services
company)
39
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since
2021
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
39
None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued —
October 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 947
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until
removed by
Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, Russell Investments Fund Services, LLC
(“RIFUS”)
Kari Seabrands
Born September 9, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 2023
Until successor
is chosen and
qualified by
Trustees
Senior Director, Head of Global Fund Services, Russell Investments
Until 2023, Director, Fund Administration, Russell Investments
Treasurer, Chief Accounting Officer and Chief Financial Officer,
RIC and RIF
Director, Russell Investments Financial Services, LLC (“RIFIS”)
and RIFUS
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Chief Investment Officer and President, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and
Chief Legal Officer
since 2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2023
(Unaudited)
948 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Copeland Capital Management LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2023
(Unaudited)
Adviser, Money Managers and Service Providers 949
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London, UK
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2022     $1,384,668
2023     $1,312,997

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2022    $474,775                                 Tax Services performed in connection with the Audit
2023    $447,591                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2022    $436,495                                 Tax services
2023    $436,495                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2022    $0
2023    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)       Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2022   $0
2023   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)
Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)
Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the SEC.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2023

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 27, 2023

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.